EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (8.5%)
Invesco DB Precious Metals Fund‡	272,990	$19,505,136
iShares Gold Trust*	283,500	16,715,160

Total Commodity		36,220,296

Equity (3.9%)
iShares China Large-Cap ETF(x)	67,185	2,407,911
iShares MSCI EAFE Small-Cap ETF	106,370	6,757,686
SPDR S&P Emerging Asia Pacific ETF(x)	15,550	1,798,555
SPDR S&P Emerging Markets SmallCap ETF	37,945	2,148,825
Vanguard Global ex-U.S. Real Estate ETF	91,000	3,681,860

Total Equity		16,794,837

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	100,960	9,145,966

Total Exchange Traded Funds (14.5%) (Cost $40,201,789)		62,161,099

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT Convertible Securities Portfolio‡	1,301,693	12,587,259
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,835,297	23,750,519
1290 VT Natural Resources Portfolio‡	627,660	6,176,685
1290 VT Real Estate Portfolio‡	2,647,282	15,294,993

Total Alternatives		57,809,456

Equity (52.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	510,636	8,629,745
1290 VT Equity Income Portfolio‡	1,891,482	9,569,124
1290 VT GAMCO Small Company Value Portfolio‡	368,571	25,364,543
1290 VT SmartBeta Equity ESG Portfolio‡	569,658	10,708,934
EQ/AB Small Cap Growth Portfolio‡	1,612,014	25,196,726
EQ/Emerging Markets Equity PLUS Portfolio‡	975,230	8,994,612
EQ/International Equity Index Portfolio‡	934,132	10,970,240
EQ/Invesco Comstock Portfolio‡	799,188	17,010,904
EQ/Janus Enterprise Portfolio‡	204,019	4,405,246
EQ/JPMorgan Growth Stock Portfolio*‡	258,755	18,224,037
EQ/JPMorgan Value Opportunities Portfolio‡	841,419	16,202,669
EQ/Loomis Sayles Growth Portfolio*‡	1,838,705	19,591,359
EQ/MFS International Growth Portfolio‡	4,453,082	34,258,692
EQ/Value Equity Portfolio‡	628,978	14,225,421

Total Equity		223,352,252

Fixed Income (19.5%)
1290 Diversified Bond Fund‡	866,710	7,133,024
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,090,131	9,438,250
1290 VT High Yield Bond Portfolio‡	1,444,926	12,873,545
EQ/Core Plus Bond Portfolio‡	5,662,414	19,299,013
EQ/Intermediate Government Bond Portfolio‡	411,449	3,984,786
EQ/PIMCO Global Real Return Portfolio‡	1,959,718	14,925,678
EQ/PIMCO Ultra Short Bond Portfolio‡	755,452	7,512,101
Multimanager Core Bond Portfolio‡	924,151	7,958,464

Total Fixed Income		83,124,861

Total Investment Companies (85.2%) (Cost $369,323,410)		364,286,569

SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	8,380,643	8,380,642

Total Short-Term Investments (2.0%) (Cost $8,380,643)		8,380,642

Total Investments in Securities (101.7%) (Cost $417,905,842)		434,828,310
Other Assets Less Liabilities (-1.7%)		(7,243,043)

Net Assets (100%)		$427,585,267

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $9,189,112. This was collateralized by $977,515 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 8/15/54 and by cash of $8,380,642 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	272,990	16,979,501	—	(440,747)	144,083	2,822,298	19,505,135	(715,661)	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,301,693	13,102,715	20,161	(385,735)	(11,800)	(138,082)	12,587,259	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,835,297	23,913,959	37,443	(716,365)	5,642	509,840	23,750,519	—	—
1290 VT Natural Resources Portfolio	627,660	5,812,830	11,521	(220,420)	(136)	572,890	6,176,685	—	—
1290 VT Real Estate Portfolio	2,647,282	15,497,126	25,921	(495,945)	(1,269)	269,160	15,294,993	—	—
Equity
1290 Avantis U.S. Large Cap Growth Fund	510,636	9,726,310	12,961	(247,973)	24,802	(886,355)	8,629,745	—	—
1290 VT Equity Income Portfolio	1,891,482	9,246,732	12,962	(247,973)	3,115	554,288	9,569,124	—	—
1290 VT GAMCO Small Company Value Portfolio	368,571	27,338,080	41,762	(799,023)	(29,783)	(1,186,493)	25,364,543	—	—
1290 VT SmartBeta Equity ESG Portfolio	569,658	10,945,774	17,280	(330,630)	(1,383)	77,893	10,708,934	—	—
EQ/AB Small Cap Growth Portfolio	1,612,014	29,242,279	47,525	(909,233)	(21,428)	(3,162,417)	25,196,726	—	—
EQ/Emerging Markets Equity PLUS Portfolio	975,230	8,973,713	14,401	(275,525)	2,517	279,506	8,994,612	—	—
EQ/International Equity Index Portfolio	934,132	10,503,510	17,282	(330,630)	20,736	759,342	10,970,240	—	—
EQ/Invesco Comstock Portfolio	799,188	16,987,351	24,482	(468,393)	3,004	464,460	17,010,904	—	—
EQ/Janus Enterprise Portfolio	204,019	4,704,854	5,761	(110,210)	172	(195,331)	4,405,246	—	—
EQ/JPMorgan Growth Stock Portfolio*	258,755	20,278,441	27,362	(523,498)	(5,338)	(1,552,930)	18,224,037	—	—
EQ/JPMorgan Value Opportunities Portfolio	841,419	16,687,907	24,482	(468,393)	1,948	(43,275)	16,202,669	—	—
EQ/Loomis Sayles Growth Portfolio*	1,838,705	21,922,997	27,362	(523,498)	(1,014)	(1,834,488)	19,591,359	—	—
EQ/MFS International Growth Portfolio	4,453,082	33,912,247	51,844	(991,890)	402	1,286,089	34,258,692	—	—
EQ/Value Equity Portfolio	628,978	14,563,124	24,482	(468,393)	(1,728)	107,936	14,225,421	—	—
Fixed Income
1290 Diversified Bond Fund	866,710	7,115,506	131,006	(220,420)	(495)	107,427	7,133,024	141,032	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,090,131	9,463,729	14,400	(275,525)	1,171	234,475	9,438,250	—	—
1290 VT High Yield Bond Portfolio	1,444,926	13,121,838	20,161	(385,735)	2,167	115,114	12,873,545	—	—
EQ/Core Plus Bond Portfolio	5,662,414	19,266,232	27,363	(523,498)	2,141	526,775	19,299,013	—	—
EQ/Intermediate Government Bond Portfolio	411,449	4,034,402	7,202	(137,763)	1,083	79,862	3,984,786	—	—
EQ/PIMCO Global Real Return Portfolio	1,959,718	15,049,417	25,922	(495,945)	6,693	339,591	14,925,678	—	—
EQ/PIMCO Ultra Short Bond Portfolio	755,452	7,662,534	12,961	(247,973)	(155)	84,734	7,512,101	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	924,151	7,990,133	58,392	(220,420)	2,288	128,071	7,958,464	69,569	—

Total		394,043,241	742,401	(11,461,753)	147,435	320,380	383,791,704	(505,060)	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$62,161,099	$—	$—	$62,161,099
Investment Companies
Investment Companies	15,762,769	348,523,800	—	364,286,569
Short-Term Investments
Investment Companies	8,380,642	—	—	8,380,642

Total Assets	$86,304,510	$348,523,800	$—	$434,828,310

Total Liabilities	$—	$—	$—	$—

Total	$86,304,510	$348,523,800	$—	$434,828,310

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,758,671
Aggregate gross unrealized depreciation	(34,825,747)

Net unrealized appreciation	$11,932,924

Federal income tax cost of investments in securities and derivative instruments, if applicable	$422,895,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (9.7%)
EQ/2000 Managed Volatility Portfolio‡	2,170,554	$38,956,321
EQ/400 Managed Volatility Portfolio‡	305,345	6,728,452
EQ/500 Managed Volatility Portfolio‡	3,902,619	115,491,811
EQ/International Managed Volatility Portfolio‡	1,786,119	26,587,437

Total Equity		187,764,021

Fixed Income (90.4%)
EQ/Intermediate Corporate Bond Portfolio‡	19,703,577	198,971,809
EQ/Intermediate Government Bond Portfolio‡	133,016,802	1,288,236,677
EQ/Long-Term Bond Portfolio‡	38,184,560	258,449,761

Total Fixed Income		1,745,658,247

Total Investments in Securities (100.1%) (Cost $1,934,474,609)		1,933,422,268
Other Assets Less Liabilities (-0.1%)		(1,056,315)

Net Assets (100%)		$1,932,365,953

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,170,554	41,145,088	3,665,133	(1,888,793)	5,450	(3,970,557)	38,956,321	—	—
EQ/400 Managed Volatility Portfolio	305,345	6,993,613	366,514	(188,879)	785	(443,581)	6,728,452	—	—
EQ/500 Managed Volatility Portfolio	3,902,619	116,116,979	9,162,832	(4,721,981)	24,811	(5,090,830)	115,491,811	—	—
EQ/International Managed Volatility Portfolio	1,786,119	23,791,068	2,199,080	(1,133,276)	36,459	1,694,106	26,587,437	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	19,703,577	187,844,983	13,194,478	(6,799,653)	6,861	4,725,140	198,971,809	—	—
EQ/Intermediate Government Bond Portfolio	133,016,802	1,215,164,665	98,225,564	(50,619,640)	133,075	25,333,013	1,288,236,677	—	—
EQ/Long-Term Bond Portfolio	38,184,560	241,393,768	19,791,718	(10,199,480)	6,489	7,457,266	258,449,761	—	—

Total		1,832,450,164	146,605,319	(75,551,702)	213,930	29,704,557	1,933,422,268	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,933,422,268	$—	$1,933,422,268

Total Assets	$—	$1,933,422,268	$—	$1,933,422,268

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,933,422,268	$—	$1,933,422,268

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,584,400
Aggregate gross unrealized depreciation	(55,134,785)

Net unrealized depreciation	$(2,550,385)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,935,972,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.1%)
EQ/2000 Managed Volatility Portfolio‡	1,162,393	$20,862,207
EQ/400 Managed Volatility Portfolio‡	243,372	5,362,838
EQ/500 Managed Volatility Portfolio‡	2,139,412	63,312,520
EQ/International Managed Volatility Portfolio‡	994,155	14,798,591

Total Equity		104,336,156

Fixed Income (80.7%)
EQ/AB Short Duration Government Bond Portfolio‡	3,871,118	38,621,909
EQ/Core Bond Index Portfolio‡	18,132,508	170,518,179
EQ/Intermediate Corporate Bond Portfolio‡	8,491,134	85,745,668
EQ/Intermediate Government Bond Portfolio‡	10,026,500	97,104,309
EQ/Long-Term Bond Portfolio‡	7,343,172	49,701,795

Total Fixed Income		441,691,860

Total Investments in Securities (99.8%) (Cost $544,032,195)		546,028,016
Other Assets Less Liabilities (0.2%)		855,427

Net Assets (100%)		$546,883,443

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,162,393	24,173,265	805,742	(1,930,974)	7,014	(2,192,840)	20,862,207	—	—
EQ/400 Managed Volatility Portfolio	243,372	6,005,845	143,499	(429,105)	(680)	(356,721)	5,362,838	—	—
EQ/500 Managed Volatility Portfolio	2,139,412	69,477,410	1,861,979	(5,149,264)	(32,356)	(2,845,249)	63,312,520	—	—
EQ/International Managed Volatility Portfolio	994,155	14,646,898	430,495	(1,287,316)	129,121	879,393	14,798,591	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,871,118	40,157,053	1,004,488	(3,003,737)	(145)	464,250	38,621,909	—	—
EQ/Core Bond Index Portfolio	18,132,508	175,433,619	4,376,697	(13,087,713)	(551,078)	4,346,654	170,518,179	—	—
EQ/Intermediate Corporate Bond Portfolio	8,491,134	88,117,687	2,224,224	(6,651,133)	2,171	2,052,719	85,745,668	—	—
EQ/Intermediate Government Bond Portfolio	10,026,500	99,867,729	2,224,224	(6,951,133)	(291,894)	2,255,383	97,104,309	—	—
EQ/Long-Term Bond Portfolio	7,343,172	51,417,326	1,578,481	(4,720,159)	(126,871)	1,553,018	49,701,795	—	—

Total		569,296,832	14,649,829	(43,210,534)	(864,718)	6,156,607	546,028,016	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$546,028,016	$—	$546,028,016

Total Assets	$—	$546,028,016	$—	$546,028,016

Total Liabilities	$—	$—	$—	$—

Total	$—	$546,028,016	$—	$546,028,016

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,333,241
Aggregate gross unrealized depreciation	(47,084,082)

Net unrealized appreciation	$1,249,159

Federal income tax cost of investments in securities and derivative instruments, if applicable	$544,778,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (38.9%)
EQ/2000 Managed Volatility Portfolio‡	5,125,956	$91,998,811
EQ/400 Managed Volatility Portfolio‡	761,073	16,770,675
EQ/500 Managed Volatility Portfolio‡	8,391,101	248,321,345
EQ/International Managed Volatility Portfolio‡	3,949,474	58,790,246

Total Equity		415,881,077

Fixed Income (61.1%)
EQ/AB Short Duration Government Bond Portfolio‡	6,060,658	60,466,822
EQ/Core Bond Index Portfolio‡	25,696,561	241,650,560
EQ/Intermediate Corporate Bond Portfolio‡	12,024,688	121,428,409
EQ/Intermediate Government Bond Portfolio‡	12,887,161	124,809,148
EQ/Long-Term Bond Portfolio‡	15,325,585	103,730,249

Total Fixed Income		652,085,188

Total Investments in Securities (100.0%) (Cost $970,378,294)		1,067,966,265
Other Assets Less Liabilities (0.0%)†		(20,009)

Net Assets (100%)		$1,067,946,256

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,125,956	104,707,363	2,584,009	(5,638,892)	(11,181)	(9,642,488)	91,998,811	—	—
EQ/400 Managed Volatility Portfolio	761,073	18,816,315	30,668	(939,815)	(1,692)	(1,134,801)	16,770,675	—	—
EQ/500 Managed Volatility Portfolio	8,391,101	269,576,501	5,090,694	(15,037,046)	(238,884)	(11,069,920)	248,321,345	—	—
EQ/International Managed Volatility Portfolio	3,949,474	58,384,970	122,673	(3,759,261)	438,173	3,603,691	58,790,246	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,060,658	63,614,124	112,450	(3,995,990)	(3,261)	739,499	60,466,822	—	—
EQ/Core Bond Index Portfolio	25,696,561	250,740,504	439,580	(14,970,687)	44,420	5,396,743	241,650,560	—	—
EQ/Intermediate Corporate Bond Portfolio	12,024,688	126,634,899	224,901	(8,391,979)	(5,654)	2,966,242	121,428,409	—	—
EQ/Intermediate Government Bond Portfolio	12,887,161	132,336,293	224,901	(10,341,979)	(608,853)	3,198,786	124,809,148	—	—
EQ/Long-Term Bond Portfolio	15,325,585	107,078,423	214,679	(6,578,708)	(110,555)	3,126,410	103,730,249	—	—

Total		1,131,889,392	9,044,555	(69,654,357)	(497,487)	(2,815,838)	1,067,966,265	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,067,966,265	$—	$1,067,966,265

Total Assets	$—	$1,067,966,265	$—	$1,067,966,265

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,067,966,265	$—	$1,067,966,265

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,982,700
Aggregate gross unrealized depreciation	(71,769,247)

Net unrealized appreciation	$95,213,453

Federal income tax cost of investments in securities and derivative instruments, if applicable	$972,752,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (48.9%)
EQ/2000 Managed Volatility Portfolio‡	18,550,122	$332,930,889
EQ/400 Managed Volatility Portfolio‡	2,694,632	59,377,715
EQ/500 Managed Volatility Portfolio‡	30,594,401	905,392,800
EQ/International Managed Volatility Portfolio‡	14,184,319	211,141,952

Total Equity		1,508,843,356

Fixed Income (51.1%)
EQ/AB Short Duration Government Bond Portfolio‡	12,895,745	128,660,078
EQ/Core Bond Index Portfolio‡	61,184,226	575,376,703
EQ/Intermediate Corporate Bond Portfolio‡	28,450,119	287,296,652
EQ/Intermediate Government Bond Portfolio‡	29,744,792	288,071,368
EQ/Long-Term Bond Portfolio‡	43,580,070	294,968,934

Total Fixed Income		1,574,373,735

Total Investments in Securities (100.0%) (Cost $2,731,288,207)		3,083,217,091
Other Assets Less Liabilities (0.0%)†		(915,396)

Net Assets (100%)		$3,082,301,695

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,550,122	371,533,818	9,950,985	(13,622,553)	(2,647)	(34,928,714)	332,930,889	—	—
EQ/400 Managed Volatility Portfolio	2,694,632	65,881,363	18,361	(2,476,828)	4,810	(4,049,991)	59,377,715	—	—
EQ/500 Managed Volatility Portfolio	30,594,401	971,782,224	12,525,411	(37,152,418)	(742,764)	(41,019,653)	905,392,800	—	—
EQ/International Managed Volatility Portfolio	14,184,319	205,424,633	668,853	(9,288,105)	(133,025)	14,469,596	211,141,952	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,895,745	135,195,778	36,723	(8,153,656)	3,095	1,578,138	128,660,078	—	—
EQ/Core Bond Index Portfolio	61,184,226	593,329,909	160,655	(31,172,244)	76,748	12,981,635	575,376,703	—	—
EQ/Intermediate Corporate Bond Portfolio	28,450,119	296,318,666	82,623	(16,145,725)	25,577	7,015,511	287,296,652	—	—
EQ/Intermediate Government Bond Portfolio	29,744,792	298,198,524	82,622	(16,145,725)	(469,769)	6,405,716	288,071,368	—	—
EQ/Long-Term Bond Portfolio	43,580,070	298,661,388	91,803	(12,384,139)	(155,848)	8,755,730	294,968,934	—	—

Total		3,236,326,303	23,618,036	(146,541,393)	(1,393,823)	(28,792,032)	3,083,217,091	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,083,217,091	$—	$3,083,217,091

Total Assets	$—	$3,083,217,091	$—	$3,083,217,091

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,083,217,091	$—	$3,083,217,091

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,707,396
Aggregate gross unrealized depreciation	(183,523,446)

Net unrealized appreciation	$347,183,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,736,033,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.0%)
EQ/2000 Managed Volatility Portfolio‡	36,518,629	$655,423,175
EQ/400 Managed Volatility Portfolio‡	5,552,583	122,354,255
EQ/500 Managed Volatility Portfolio‡	61,193,729	1,810,931,402
EQ/International Managed Volatility Portfolio‡	28,193,962	419,683,756

Total Equity		3,008,392,588

Fixed Income (41.0%)
EQ/AB Short Duration Government Bond Portfolio‡	13,454,097	134,230,720
EQ/Core Bond Index Portfolio‡	81,977,686	770,918,482
EQ/Intermediate Corporate Bond Portfolio‡	38,308,086	386,844,940
EQ/Intermediate Government Bond Portfolio‡	39,865,674	386,089,747
EQ/Long-Term Bond Portfolio‡	61,193,474	414,184,133

Total Fixed Income		2,092,268,022

Total Investments in Securities (100.0%) (Cost $4,179,992,204)		5,100,660,610
Other Assets Less Liabilities (0.0%)†		(2,356,451)

Net Assets (100%)		$5,098,304,159

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,518,629	736,287,921	18,800,001	(30,751,131)	(305,385)	(68,608,231)	655,423,175	—	—
EQ/400 Managed Volatility Portfolio	5,552,583	136,607,706	—	(5,913,680)	(9,957)	(8,329,814)	122,354,255	—	—
EQ/500 Managed Volatility Portfolio	61,193,729	1,965,305,222	14,600,001	(85,156,978)	(1,778,617)	(82,038,226)	1,810,931,402	—	—
EQ/International Managed Volatility Portfolio	28,193,962	411,068,536	1,199,999	(21,289,244)	1,967,741	26,736,724	419,683,756	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,454,097	143,275,602	—	(10,713,679)	7,108	1,661,689	134,230,720	—	—
EQ/Core Bond Index Portfolio	81,977,686	798,987,782	—	(45,616,603)	131,931	17,415,372	770,918,482	—	—
EQ/Intermediate Corporate Bond Portfolio	38,308,086	403,973,664	—	(26,699,669)	176,018	9,394,927	386,844,940	—	—
EQ/Intermediate Government Bond Portfolio	39,865,674	402,991,689	—	(24,899,669)	24,947	7,972,780	386,089,747	—	—
EQ/Long-Term Bond Portfolio	61,193,474	422,141,736	—	(20,106,509)	(233,713)	12,382,619	414,184,133	—	—

Total		5,420,639,858	34,600,001	(271,147,162)	(19,927)	(83,412,160)	5,100,660,610	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,100,660,610	$—	$5,100,660,610

Total Assets	$—	$5,100,660,610	$—	$5,100,660,610

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,100,660,610	$—	$5,100,660,610

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,169,840,037
Aggregate gross unrealized depreciation	(255,343,521)

Net unrealized appreciation	$914,496,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,186,164,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (69.1%)
EQ/2000 Managed Volatility Portfolio‡	37,718,061	$676,950,141
EQ/400 Managed Volatility Portfolio‡	5,270,304	116,134,073
EQ/500 Managed Volatility Portfolio‡	63,058,070	1,866,103,629
EQ/International Managed Volatility Portfolio‡	28,667,690	426,735,472

Total Equity		3,085,923,315

Fixed Income (30.9%)
EQ/AB Short Duration Government Bond Portfolio‡	9,544,629	95,226,197
EQ/Core Bond Index Portfolio‡	52,742,062	495,986,556
EQ/Intermediate Corporate Bond Portfolio‡	24,683,917	249,264,567
EQ/Intermediate Government Bond Portfolio‡	25,655,911	248,471,506
EQ/Long-Term Bond Portfolio‡	43,167,158	292,174,165

Total Fixed Income		1,381,122,991

Total Investments in Securities (100.0%) (Cost $3,649,539,619)		4,467,046,306
Other Assets Less Liabilities (0.0%)†		(1,949,239)

Net Assets (100%)		$4,465,097,067

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,718,061	754,089,490	18,600,000	(24,721,000)	(42,126)	(70,976,223)	676,950,141	—	—
EQ/400 Managed Volatility Portfolio	5,270,304	128,420,853	—	(4,385,983)	(4,899)	(7,895,898)	116,134,073	—	—
EQ/500 Managed Volatility Portfolio	63,058,070	2,019,467,715	—	(66,587,210)	(2,075,392)	(84,701,484)	1,866,103,629	—	—
EQ/International Managed Volatility Portfolio	28,667,690	411,821,314	2,899,999	(16,746,484)	299,105	28,461,538	426,735,472	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,544,629	100,637,863	—	(6,589,805)	5,757	1,172,382	95,226,197	—	—
EQ/Core Bond Index Portfolio	52,742,062	508,647,306	—	(23,897,758)	(60,701)	11,297,709	495,986,556	—	—
EQ/Intermediate Corporate Bond Portfolio	24,683,917	257,892,285	—	(14,773,243)	63,741	6,081,784	249,264,567	—	—
EQ/Intermediate Government Bond Portfolio	25,655,911	255,882,479	—	(12,523,242)	(26,597)	5,138,866	248,471,506	—	—
EQ/Long-Term Bond Portfolio	43,167,158	294,411,278	—	(10,765,598)	(120,987)	8,649,472	292,174,165	—	—

Total		4,731,270,583	21,499,999	(180,990,323)	(1,962,099)	(102,771,854)	4,467,046,306	—	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,467,046,306	$—	$4,467,046,306

Total Assets	$—	$4,467,046,306	$—	$4,467,046,306

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,467,046,306	$—	$4,467,046,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,489,765
Aggregate gross unrealized depreciation	(165,320,157)

Net unrealized appreciation	$813,169,608

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,653,876,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (79.2%)
EQ/2000 Managed Volatility Portfolio‡	50,092,280	$899,038,168
EQ/400 Managed Volatility Portfolio‡	6,799,338	149,827,179
EQ/500 Managed Volatility Portfolio‡	86,508,813	2,560,091,201
EQ/International Managed Volatility Portfolio‡	38,527,529	573,504,993

Total Equity		4,182,461,541

Fixed Income (20.8%)
EQ/AB Short Duration Government Bond Portfolio‡	7,360,053	73,430,806
EQ/Core Bond Index Portfolio‡	41,662,938	391,798,431
EQ/Intermediate Corporate Bond Portfolio‡	19,492,313	196,838,407
EQ/Intermediate Government Bond Portfolio‡	20,136,935	195,021,516
EQ/Long-Term Bond Portfolio‡	35,293,155	238,879,475

Total Fixed Income		1,095,968,635

Total Investments in Securities (100.0%) (Cost $4,602,229,696)		5,278,430,176
Other Assets Less Liabilities (0.0%)†		(938,041)

Net Assets (100%)		$5,277,492,135

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	50,092,280	1,005,363,318	10,784,862	(21,705,009)	(2,708)	(95,402,295)	899,038,168	—	—
EQ/400 Managed Volatility Portfolio	6,799,338	162,991,699	734,547	(3,720,859)	7,828	(10,186,037)	149,827,178	—	—
EQ/500 Managed Volatility Portfolio	86,508,813	2,727,091,178	11,752,762	(59,533,738)	(1,769,988)	(117,449,013)	2,560,091,201	—	—
EQ/International Managed Volatility Portfolio	38,527,529	546,020,273	4,038,191	(14,883,435)	389,672	37,940,292	573,504,993	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,360,053	75,580,940	306,062	(3,350,358)	2,564	891,599	73,430,807	—	—
EQ/Core Bond Index Portfolio	41,662,938	392,301,901	1,591,519	(10,861,860)	(47,409)	8,814,280	391,798,431	—	—
EQ/Intermediate Corporate Bond Portfolio	19,492,313	197,558,008	856,974	(6,341,002)	(16,793)	4,781,220	196,838,407	—	—
EQ/Intermediate Government Bond Portfolio	20,136,935	195,551,828	856,973	(5,341,002)	25,858	3,927,859	195,021,516	—	—
EQ/Long-Term Bond Portfolio	35,293,155	236,690,613	1,163,034	(5,891,360)	(57,634)	6,974,822	238,879,475	—	—

Total		5,539,149,758	32,084,924	(131,628,623)	(1,468,610)	(159,707,273)	5,278,430,176	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,278,430,176	$—	$5,278,430,176

Total Assets	$—	$5,278,430,176	$—	$5,278,430,176

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,278,430,176	$—	$5,278,430,176

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$863,887,404
Aggregate gross unrealized depreciation	(198,031,323)

Net unrealized appreciation	$665,856,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,612,574,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	129,147	$2,182,584
1290 VT Equity Income Portfolio‡	566,767	2,867,308
1290 VT GAMCO Small Company Value Portfolio‡	21,672	1,491,456
1290 VT Micro Cap Portfolio‡	156,900	1,376,390
ATM International Managed Volatility Portfolio‡	771,393	8,538,748
ATM Large Cap Managed Volatility Portfolio‡	2,839,990	39,402,956
ATM Mid Cap Managed Volatility Portfolio‡	1,447,135	11,046,251
ATM Small Cap Managed Volatility Portfolio‡	414,055	4,089,161
EQ/AB Small Cap Growth Portfolio‡	172,140	2,690,647
EQ/American Century Mid Cap Value Portfolio‡	111,818	2,472,827
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	510,540	5,838,525
EQ/Global Equity Managed Volatility Portfolio‡	183,311	2,949,932
EQ/International Core Managed Volatility Portfolio‡	185,431	2,112,505
EQ/International Equity Index Portfolio‡	72,744	854,287
EQ/International Value Managed Volatility Portfolio‡	226,404	3,106,765
EQ/Janus Enterprise Portfolio‡	219,024	4,729,234
EQ/JPMorgan Growth Stock Portfolio*‡	49,281	3,470,818
EQ/JPMorgan Value Opportunities Portfolio‡	141,018	2,715,497
EQ/Large Cap Core Managed Volatility Portfolio‡	693,927	7,255,636
EQ/Large Cap Value Managed Volatility Portfolio‡	199,187	3,654,123
EQ/Loomis Sayles Growth Portfolio*‡	334,303	3,561,986
EQ/MFS International Growth Portfolio‡	383,000	2,946,513
EQ/Morgan Stanley Small Cap Growth Portfolio‡	185,424	1,508,375
EQ/Value Equity Portfolio‡	118,602	2,682,394

Total Equity		123,544,918

Fixed Income (80.4%)
1290 Diversified Bond Fund‡	3,388,324	27,885,903
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,432,451	38,375,737
1290 VT High Yield Bond Portfolio‡	1,231,494	10,971,968
EQ/Core Bond Index Portfolio‡	10,716,256	100,775,714
EQ/Core Plus Bond Portfolio‡	8,896,861	30,322,871
EQ/Intermediate Government Bond Portfolio‡	12,733,704	123,322,947
EQ/Long-Term Bond Portfolio‡	5,974,379	40,437,203
EQ/PIMCO Ultra Short Bond Portfolio‡	5,909,395	58,762,112
EQ/Quality Bond PLUS Portfolio‡	3,924,795	30,606,494
Multimanager Core Bond Portfolio‡	5,901,166	50,818,773

Total Fixed Income		512,279,722

Total Investments in Securities (99.8%) (Cost $665,132,203)		635,824,640
Other Assets Less Liabilities (0.2%)		1,400,248

Net Assets (100%)		$637,224,888

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	129,147	2,462,621	24,148	(87,808)	7,743	(224,120)	2,182,584	—	—
1290 VT Equity Income Portfolio	566,767	2,804,524	40,244	(146,346)	1,754	167,132	2,867,308	—	—
1290 VT GAMCO Small Company Value Portfolio	21,672	1,615,117	20,122	(73,173)	(308)	(70,302)	1,491,456	—	—
1290 VT Micro Cap Portfolio	156,900	1,695,332	20,123	(73,173)	(170)	(265,722)	1,376,390	—	—
ATM International Managed Volatility Portfolio	771,393	8,245,422	108,661	(395,134)	9,440	570,359	8,538,748	—	—
ATM Large Cap Managed Volatility Portfolio	2,839,990	42,578,019	519,158	(1,887,864)	(14,968)	(1,791,389)	39,402,956	—	—
ATM Mid Cap Managed Volatility Portfolio	1,447,135	12,200,055	156,955	(570,750)	(15,257)	(724,752)	11,046,251	—	—
ATM Small Cap Managed Volatility Portfolio	414,055	4,625,924	40,245	(146,346)	(1,516)	(429,146)	4,089,161	—	—
EQ/AB Small Cap Growth Portfolio	172,140	3,133,716	40,244	(146,346)	(794)	(336,173)	2,690,647	—	—
EQ/American Century Mid Cap Value Portfolio	111,818	2,487,434	24,147	(87,808)	(140)	49,194	2,472,827	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	510,540	6,451,509	72,440	(263,423)	11,989	(433,990)	5,838,525	—	—
EQ/Global Equity Managed Volatility Portfolio	183,311	3,063,067	40,245	(146,346)	518	(7,552)	2,949,932	—	—
EQ/International Core Managed Volatility Portfolio	185,431	2,032,256	24,148	(87,808)	2,162	141,747	2,112,505	—	—
EQ/International Equity Index Portfolio	72,744	795,060	—	—	—	59,227	854,287	—	—
EQ/International Value Managed Volatility Portfolio	226,404	2,992,363	40,245	(146,346)	3,985	216,518	3,106,765	—	—
EQ/Janus Enterprise Portfolio	219,024	5,094,190	60,366	(219,519)	(1,439)	(204,364)	4,729,234	—	—
EQ/JPMorgan Growth Stock Portfolio*	49,281	3,891,953	48,294	(175,615)	(2,519)	(291,295)	3,470,818	—	—
EQ/JPMorgan Value Opportunities Portfolio	141,018	2,826,302	40,245	(146,346)	(501)	(4,203)	2,715,497	—	—
EQ/Large Cap Core Managed Volatility Portfolio	693,927	7,835,861	100,612	(365,865)	(2,014)	(312,958)	7,255,636	—	—
EQ/Large Cap Value Managed Volatility Portfolio	199,187	3,766,114	52,319	(190,250)	353	25,587	3,654,123	—	—
EQ/Loomis Sayles Growth Portfolio*	334,303	4,019,617	48,294	(175,615)	(2,609)	(327,701)	3,561,986	—	—
EQ/MFS International Growth Portfolio	383,000	2,960,449	48,294	(175,615)	3,050	110,335	2,946,513	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	185,424	1,736,141	20,122	(73,173)	(4,750)	(169,965)	1,508,375	—	—
EQ/Value Equity Portfolio	118,602	2,766,977	40,245	(146,346)	882	20,636	2,682,394	—	—
Fixed Income
1290 Diversified Bond Fund	3,388,324	27,851,233	789,333	(1,170,768)	(26,292)	442,397	27,885,903	551,480	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,432,451	38,691,611	482,938	(1,756,153)	5,061	952,280	38,375,737	—	—
1290 VT High Yield Bond Portfolio	1,231,494	11,210,890	128,782	(468,307)	1,958	98,645	10,971,968	—	—
EQ/Core Bond Index Portfolio	10,716,256	101,921,582	1,287,835	(4,683,074)	(184)	2,249,555	100,775,714	—	—
EQ/Core Plus Bond Portfolio	8,896,861	30,508,984	386,350	(1,404,922)	2,140	830,319	30,322,871	—	—
EQ/Intermediate Government Bond
Portfolio	12,733,704	124,891,792	1,541,377	(5,605,054)	(18,472)	2,513,304	123,322,947	—	—
EQ/Long-Term Bond Portfolio	5,974,379	40,579,812	499,036	(1,814,691)	(49,460)	1,222,506	40,437,203	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,909,395	60,053,448	740,505	(2,692,768)	16,839	644,088	58,762,112	—	—
EQ/Quality Bond PLUS Portfolio	3,924,795	30,905,924	386,351	(1,404,922)	(33,435)	752,576	30,606,494	—	—
Multimanager Core Bond Portfolio	5,901,166	51,385,499	943,314	(2,341,537)	(205,617)	1,037,114	50,818,773	444,092	—

Total		650,080,798	8,815,737	(29,269,211)	(312,571)	6,509,887	635,824,640	995,572	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$30,068,487	$605,756,153	$—	$635,824,640

Total Assets	$30,068,487	$605,756,153	$—	$635,824,640

Total Liabilities	$—	$—	$—	$—

Total	$30,068,487	$605,756,153	$—	$635,824,640

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,337,606
Aggregate gross unrealized depreciation	(66,327,470)

Net unrealized depreciation	$(30,989,864)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$666,814,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.1%)
1290 Avantis U.S. Large Cap Growth Fund‡	212,251	$3,587,034
1290 VT Equity Income Portfolio‡	1,338,905	6,773,600
1290 VT GAMCO Small Company Value Portfolio‡	57,409	3,950,840
1290 VT Micro Cap Portfolio‡	368,513	3,232,756
1290 VT Small Cap Value Portfolio‡	347,681	3,996,998
ATM International Managed Volatility Portfolio‡	2,602,417	28,806,806
ATM Large Cap Managed Volatility Portfolio‡	6,068,000	84,189,416
ATM Mid Cap Managed Volatility Portfolio‡	2,279,536	17,400,125
ATM Small Cap Managed Volatility Portfolio‡	1,885,969	18,625,600
EQ/AB Small Cap Growth Portfolio‡	552,460	8,635,279
EQ/American Century Mid Cap Value Portfolio‡	139,915	3,094,187
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,102,296	12,605,847
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	160,066	2,078,506
EQ/Global Equity Managed Volatility Portfolio‡	602,004	9,687,746
EQ/International Core Managed Volatility Portfolio‡	599,162	6,825,908
EQ/International Equity Index Portfolio‡	99,408	1,167,423
EQ/International Value Managed Volatility Portfolio‡	736,801	10,110,531
EQ/Janus Enterprise Portfolio‡	335,175	7,237,193
EQ/JPMorgan Growth Stock Portfolio*‡	103,561	7,293,798
EQ/JPMorgan Value Opportunities Portfolio‡	331,498	6,383,445
EQ/Large Cap Core Managed Volatility Portfolio‡	1,495,871	15,640,700
EQ/Large Cap Value Managed Volatility Portfolio‡	476,266	8,737,180
EQ/Loomis Sayles Growth Portfolio*‡	688,574	7,336,735
EQ/MFS International Growth Portfolio‡	1,445,423	11,120,007
EQ/Morgan Stanley Small Cap Growth Portfolio‡	599,375	4,875,762
EQ/Value Equity Portfolio‡	278,028	6,288,093

Total Equity		299,681,515

Fixed Income (60.8%)
1290 Diversified Bond Fund‡	2,866,427	23,590,693
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,015,140	34,762,698
1290 VT High Yield Bond Portfolio‡	1,063,583	9,475,973
EQ/Core Bond Index Portfolio‡	9,329,677	87,736,318
EQ/Core Plus Bond Portfolio‡	8,097,089	27,597,034
EQ/Intermediate Government Bond Portfolio‡	10,936,299	105,915,507
EQ/Long-Term Bond Portfolio‡	8,074,785	54,653,668
EQ/PIMCO Ultra Short Bond Portfolio‡	4,688,732	46,624,029
EQ/Quality Bond PLUS Portfolio‡	3,670,955	28,626,989
Multimanager Core Bond Portfolio‡	5,373,069	46,270,986

Total Fixed Income		465,253,895

Total Investments in Securities (99.9%) (Cost $747,984,242)		764,935,410

Other Assets Less Liabilities (0.1%)		695,360

Net Assets (100%)		$765,630,770

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	212,251	4,076,029	3,788	(134,732)	11,467	(369,518)	3,587,034	—	—
1290 VT Equity Income Portfolio	1,338,905	6,668,347	8,521	(303,149)	3,571	396,310	6,773,600	—	—
1290 VT GAMCO Small Company Value Portfolio	57,409	4,336,365	5,680	(202,099)	(10,029)	(179,077)	3,950,840	—	—
1290 VT Micro Cap Portfolio	368,513	3,991,950	3,787	(134,733)	(1,422)	(626,826)	3,232,756	—	—
1290 VT Small Cap Value Portfolio	347,681	4,263,607	4,733	(168,416)	(3,208)	(99,718)	3,996,998	—	—
ATM International Managed Volatility Portfolio	2,602,417	28,078,054	35,976	(1,279,963)	41,560	1,931,179	28,806,806	—	—
ATM Large Cap Managed Volatility Portfolio	6,068,000	90,879,030	956,031	(3,772,522)	(50,607)	(3,822,516)	84,189,416	—	—
ATM Mid Cap Managed Volatility Portfolio	2,279,536	19,364,163	22,721	(808,398)	(13,173)	(1,165,188)	17,400,125	—	—
ATM Small Cap Managed Volatility Portfolio	1,885,969	20,822,548	676,508	(943,131)	(5,701)	(1,924,624)	18,625,600	—	—
EQ/AB Small Cap Growth Portfolio	552,460	10,119,655	11,361	(404,199)	(14,258)	(1,077,280)	8,635,279	—	—
EQ/American Century Mid Cap Value Portfolio	139,915	3,163,167	3,787	(134,733)	(989)	62,955	3,094,187	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,102,296	14,049,523	15,149	(538,932)	22,586	(942,479)	12,605,847	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	160,066	2,393,809	3,786	(134,733)	(8,219)	(176,137)	2,078,506	—	—
EQ/Global Equity Managed Volatility Portfolio	602,004	10,153,409	12,781	(454,724)	(1,547)	(22,173)	9,687,746	—	—
EQ/International Core Managed Volatility Portfolio	599,162	6,650,259	8,521	(303,149)	9,580	460,697	6,825,908	—	—
EQ/International Equity Index Portfolio	99,408	1,086,487	—	—	—	80,936	1,167,423	—	—
EQ/International Value Managed Volatility Portfolio	736,801	9,829,025	12,781	(454,724)	17,458	705,991	10,110,531	—	—
EQ/Janus Enterprise Portfolio	335,175	7,866,663	8,994	(319,991)	(7,564)	(310,909)	7,237,193	—	—
EQ/JPMorgan Growth Stock Portfolio*	103,561	8,211,679	8,522	(303,149)	(10,978)	(612,276)	7,293,798	—	—
EQ/JPMorgan Value Opportunities Portfolio	331,498	6,691,190	8,521	(303,149)	(4,765)	(8,352)	6,383,445	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,495,871	17,015,942	19,881	(707,348)	(15,330)	(672,445)	15,640,700	—	—
EQ/Large Cap Value Managed Volatility Portfolio	476,266	9,070,131	11,361	(404,199)	(3,073)	62,960	8,737,180	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio*	688,574	8,318,324	8,520	(303,149)	(12,168)	(674,792)	7,336,735	—	—
EQ/MFS International Growth Portfolio	1,445,423	11,215,786	15,146	(538,932)	10,148	417,859	11,120,007	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	599,375	5,642,580	5,679	(202,099)	(12,594)	(557,804)	4,875,762	—	—
EQ/Value Equity Portfolio	278,028	6,533,663	8,520	(303,149)	670	48,389	6,288,093	—	—
Fixed Income
1290 Diversified Bond Fund	2,866,427	24,226,536	434,036	(1,435,488)	(19,317)	384,926	23,590,693	476,907	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,015,140	35,361,621	42,602	(1,515,746)	8,555	865,666	34,762,698	—	—
1290 VT High Yield Bond Portfolio	1,063,583	9,978,916	11,361	(604,199)	3,805	86,090	9,475,973	—	—
EQ/Core Bond Index Portfolio	9,329,677	89,496,247	107,926	(3,839,889)	(9,564)	1,981,598	87,736,318	—	—
EQ/Core Plus Bond Portfolio	8,097,089	28,011,768	34,082	(1,212,597)	1,962	761,819	27,597,034	—	—
EQ/Intermediate Government Bond Portfolio	10,936,299	108,161,157	127,334	(4,530,405)	(3,186)	2,160,607	105,915,507	—	—
EQ/Long-Term Bond Portfolio	8,074,785	55,659,909	66,271	(2,682,827)	(282,113)	1,892,428	54,653,668	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,688,732	48,060,599	56,802	(2,020,994)	16,899	510,723	46,624,029	—	—
EQ/Quality Bond PLUS Portfolio	3,670,955	29,668,067	34,081	(1,762,597)	(80,572)	768,010	28,626,989	—	—
Multimanager Core Bond Portfolio	5,373,069	47,196,770	331,388	(2,020,994)	(221,799)	985,621	46,270,986	406,570	—

Total		796,312,975	3,126,938	(35,183,238)	(643,915)	1,322,650	764,935,410	883,477	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$27,177,727	$737,757,683	$—	$764,935,410

Total Assets	$27,177,727	$737,757,683	$—	$764,935,410

Total Liabilities	$—	$—	$—	$—

Total	$27,177,727	$737,757,683	$—	$764,935,410

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,081,238
Aggregate gross unrealized depreciation	(72,417,767)

Net unrealized appreciation	$15,663,471

Federal income tax cost of investments in securities and derivative instruments, if applicable	$749,271,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,386,687	$23,435,013
1290 VT Equity Income Portfolio‡	11,005,682	55,678,413
1290 VT GAMCO Small Company Value Portfolio‡	635,521	43,735,714
1290 VT Micro Cap Portfolio‡	3,438,563	30,164,552
1290 VT Small Cap Value Portfolio‡	3,423,052	39,352,000
ATM International Managed Volatility Portfolio‡	27,557,475	305,040,615
ATM Large Cap Managed Volatility Portfolio‡	45,032,793	624,799,670
ATM Mid Cap Managed Volatility Portfolio‡	11,529,291	88,005,237
ATM Small Cap Managed Volatility Portfolio‡	19,058,984	188,224,238
EQ/AB Small Cap Growth Portfolio‡	5,911,274	92,396,673
EQ/American Century Mid Cap Value Portfolio‡	992,945	21,958,801
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,488,275	97,071,812
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,310,207	29,998,678
EQ/Global Equity Managed Volatility Portfolio‡	6,425,872	103,408,241
EQ/International Core Managed Volatility Portfolio‡	6,555,477	74,682,815
EQ/International Equity Index Portfolio‡	686,024	8,056,519
EQ/International Value Managed Volatility Portfolio‡	7,803,588	107,082,466
EQ/Janus Enterprise Portfolio‡	1,692,913	36,553,858
EQ/JPMorgan Growth Stock Portfolio*‡	670,212	47,202,884
EQ/JPMorgan Value Opportunities Portfolio‡	2,731,192	52,592,817
EQ/Large Cap Core Managed Volatility Portfolio‡	11,237,485	117,498,162
EQ/Large Cap Value Managed Volatility Portfolio‡	3,960,019	72,647,158
EQ/Loomis Sayles Growth Portfolio*‡	4,628,121	49,312,520
EQ/MFS International Growth Portfolio‡	16,044,736	123,436,242
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,147,075	50,004,895
EQ/Value Equity Portfolio‡	2,317,857	52,422,347

Total Equity		2,534,762,340

Fixed Income (50.7%)
1290 Diversified Bond Fund‡	15,998,287	131,665,902
1290 VT DoubleLine Opportunistic Bond Portfolio‡	22,656,989	196,162,029
1290 VT High Yield Bond Portfolio‡	5,869,149	52,291,068
EQ/Core Bond Index Portfolio‡	50,143,857	471,553,028
EQ/Core Plus Bond Portfolio‡	45,537,025	155,202,303
EQ/Intermediate Government Bond Portfolio‡	58,929,207	570,715,614
EQ/Long-Term Bond Portfolio‡	54,792,479	370,859,405
EQ/PIMCO Ultra Short Bond Portfolio‡	25,050,421	249,097,537
EQ/Quality Bond PLUS Portfolio‡	20,086,929	156,642,711
Multimanager Core Bond Portfolio‡	30,291,460	260,859,424

Total Fixed Income		2,615,049,021

Total Investments in Securities (99.9%) (Cost $4,860,378,060)		5,149,811,361
Other Assets Less Liabilities (0.1%)		5,096,268

Net Assets (100%)		$5,154,907,629

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,386,687	26,537,411	—	(761,249)	66,441	(2,407,590)	23,435,013	—	—
1290 VT Equity Income Portfolio	11,005,682	54,195,034	—	(1,776,249)	21,920	3,237,708	55,678,413	—	—
1290 VT GAMCO Small Company Value Portfolio	635,521	47,357,737	—	(1,522,499)	(82,329)	(2,017,195)	43,735,714	—	—
1290 VT Micro Cap Portfolio	3,438,563	37,125,844	—	(1,099,584)	(34,806)	(5,826,902)	30,164,552	—	—
1290 VT Small Cap Value Portfolio	3,423,052	41,646,678	—	(1,268,750)	(28,962)	(996,966)	39,352,000	—	—
ATM International Managed Volatility Portfolio	27,557,475	294,465,895	—	(10,149,999)	371,092	20,353,627	305,040,615	—	—
ATM Large Cap Managed Volatility Portfolio	45,032,793	668,753,136	5,700,000	(20,807,496)	(323,061)	(28,522,909)	624,799,670	—	—
ATM Mid Cap Managed Volatility Portfolio	11,529,291	97,274,477	—	(3,298,749)	(13,272)	(5,957,219)	88,005,237	—	—
ATM Small Cap Managed Volatility Portfolio	19,058,984	210,982,096	4,200,000	(7,274,165)	(65,372)	(19,618,321)	188,224,238	—	—
EQ/AB Small Cap Growth Portfolio	5,911,274	107,462,940	—	(3,383,333)	30,018	(11,712,952)	92,396,673	—	—
EQ/American Century Mid Cap Value Portfolio	992,945	22,035,483	—	(507,499)	725	430,092	21,958,801	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,488,275	107,123,905	—	(2,960,417)	126,864	(7,218,540)	97,071,812	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,310,207	33,755,035	—	(1,099,584)	(41,166)	(2,615,607)	29,998,678	—	—
EQ/Global Equity Managed Volatility Portfolio	6,425,872	107,248,321	—	(3,552,500)	(16,240)	(271,340)	103,408,241	—	—
EQ/International Core Managed Volatility Portfolio	6,555,477	71,953,371	—	(2,368,333)	80,232	5,017,545	74,682,815	—	—
EQ/International Equity Index Portfolio	686,024	7,497,970	—	—	—	558,549	8,056,519	—	—
EQ/International Value Managed Volatility Portfolio	7,803,588	103,037,605	—	(3,552,499)	146,828	7,450,532	107,082,466	—	—
EQ/Janus Enterprise Portfolio	1,692,913	39,438,475	—	(1,268,750)	6,900	(1,622,767)	36,553,858	—	—
EQ/JPMorgan Growth Stock Portfolio*	670,212	52,762,629	—	(1,522,500)	(62,344)	(3,974,901)	47,202,884	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,731,192	54,496,646	—	(1,776,249)	(32,931)	(94,649)	52,592,817	—	—
EQ/Large Cap Core Managed Volatility Portfolio	11,237,485	126,576,992	—	(3,890,833)	(97,889)	(5,090,108)	117,498,162	—	—
EQ/Large Cap Value Managed Volatility Portfolio	3,960,019	74,707,923	—	(2,537,500)	(23,976)	500,711	72,647,158	—	—
EQ/Loomis Sayles Growth Portfolio*	4,628,121	55,455,752	—	(1,522,500)	(67,841)	(4,552,891)	49,312,520	—	—
EQ/MFS International Growth Portfolio	16,044,736	122,829,824	—	(4,059,999)	80,216	4,586,201	123,436,242	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	6,147,075	57,548,170	—	(1,691,667)	(202,341)	(5,649,267)	50,004,895	—	—
EQ/Value Equity Portfolio	2,317,857	53,806,592	—	(1,776,249)	(33,343)	425,347	52,422,347	—	—
Fixed Income
1290 Diversified Bond Fund	15,998,287	131,708,770	2,213,741	(4,229,166)	(21,599)	1,994,156	131,665,902	2,611,592	—
1290 VT DoubleLine Opportunistic Bond Portfolio	22,656,989	197,511,801	—	(6,259,165)	35,029	4,874,364	196,162,029	—	—
1290 VT High Yield Bond Portfolio	5,869,149	54,988,250	—	(3,191,667)	13,658	480,827	52,291,068	—	—
EQ/Core Bond Index Portfolio	50,143,857	478,800,507	—	(17,855,831)	(60,915)	10,669,267	471,553,028	—	—
EQ/Core Plus Bond Portfolio	45,537,025	156,006,093	—	(5,074,998)	20,659	4,250,549	155,202,303	—	—
EQ/Intermediate Government Bond Portfolio	58,929,207	579,985,216	—	(20,900,830)	(13,290)	11,644,518	570,715,614	—	—
EQ/Long-Term Bond Portfolio	54,792,479	371,890,596	—	(11,841,665)	(80,919)	10,891,393	370,859,405	—	—
EQ/PIMCO Ultra Short Bond Portfolio	25,050,421	254,242,406	—	(7,950,831)	70,550	2,735,412	249,097,537	—	—
EQ/Quality Bond PLUS Portfolio	20,086,929	160,771,118	—	(7,874,998)	(268,066)	4,014,657	156,642,711	—	—
Multimanager Core Bond Portfolio	30,291,460	263,488,903	1,543,149	(8,458,332)	(359,966)	4,645,670	260,859,424	2,287,362	—

Total		5,325,469,601	13,656,890	(179,066,635)	(859,496)	(9,388,999)	5,149,811,361	4,898,954	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$155,100,915	$4,994,710,446	$—	$5,149,811,361

Total Assets	$155,100,915	$4,994,710,446	$—	$5,149,811,361

Total Liabilities	$—	$—	$—	$—

Total	$155,100,915	$4,994,710,446	$—	$5,149,811,361

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$687,652,359
Aggregate gross unrealized depreciation	(420,817,968)

Net unrealized appreciation	$266,834,391

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,882,976,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (69.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	2,266,053	$38,296,293
1290 VT Equity Income Portfolio‡	21,865,730	110,620,054
1290 VT GAMCO Small Company Value Portfolio‡	1,419,336	97,676,852
1290 VT Micro Cap Portfolio‡	7,094,357	62,234,748
1290 VT Small Cap Value Portfolio‡	6,075,376	69,843,578
ATM International Managed Volatility Portfolio‡	46,307,194	512,585,961
ATM Large Cap Managed Volatility Portfolio‡	81,187,951	1,126,428,144
ATM Mid Cap Managed Volatility Portfolio‡	13,619,100	103,957,144
ATM Small Cap Managed Volatility Portfolio‡	46,270,459	456,961,498
EQ/AB Small Cap Growth Portfolio‡	12,216,659	190,953,545
EQ/American Century Mid Cap Value Portfolio‡	1,033,563	22,857,072
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	14,455,746	165,315,737
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,283,929	68,613,264
EQ/Global Equity Managed Volatility Portfolio‡	11,696,706	188,229,049
EQ/International Core Managed Volatility Portfolio‡	10,697,687	121,872,661
EQ/International Equity Index Portfolio‡	682,937	8,020,260
EQ/International Value Managed Volatility Portfolio‡	13,219,100	181,395,252
EQ/Janus Enterprise Portfolio‡	1,848,696	39,917,574
EQ/JPMorgan Growth Stock Portfolio*‡	974,307	68,620,194
EQ/JPMorgan Value Opportunities Portfolio‡	5,429,830	104,558,759
EQ/Large Cap Core Managed Volatility Portfolio‡	20,259,349	211,829,979
EQ/Large Cap Value Managed Volatility Portfolio‡	7,752,566	142,222,020
EQ/Loomis Sayles Growth Portfolio*‡	6,739,445	71,808,630
EQ/MFS International Growth Portfolio‡	27,057,741	208,162,097
EQ/Morgan Stanley Small Cap Growth Portfolio‡	13,300,648	108,197,398
EQ/Value Equity Portfolio‡	4,608,956	104,239,512

Total Equity		4,585,417,275

Fixed Income (30.5%)
1290 Diversified Bond Fund‡	12,066,579	99,307,945
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,410,232	150,736,114
1290 VT High Yield Bond Portfolio‡	4,458,490	39,722,831
EQ/Core Bond Index Portfolio‡	35,412,227	333,016,723
EQ/Core Plus Bond Portfolio‡	35,421,552	120,726,078
EQ/Intermediate Government Bond Portfolio‡	42,264,902	409,325,708
EQ/Long-Term Bond Portfolio‡	51,584,965	349,149,555
EQ/PIMCO Ultra Short Bond Portfolio‡	18,877,337	187,713,336
EQ/Quality Bond PLUS Portfolio‡	15,717,620	122,569,788
Multimanager Core Bond Portfolio‡	23,357,342	201,145,231

Total Fixed Income		2,013,413,309

Total Investments in Securities (99.9%) (Cost $5,715,031,468)		6,598,830,584
Other Assets Less Liabilities (0.1%)		4,866,127

Net Assets (100%)		$6,603,696,711

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	2,266,053	43,297,871	—	(1,182,275)	108,061	(3,927,364)	38,296,293	—	—
1290 VT Equity Income Portfolio	21,865,730	107,918,511	—	(3,783,280)	44,397	6,440,426	110,620,054	—	—
1290 VT GAMCO Small Company Value Portfolio	1,419,336	105,904,982	—	(3,546,824)	(183,706)	(4,497,600)	97,676,852	—	—
1290 VT Micro Cap Portfolio	7,094,357	76,933,480	—	(2,601,005)	(43,219)	(12,054,508)	62,234,748	—	—
1290 VT Small Cap Value Portfolio	6,075,376	74,022,162	—	(2,364,550)	(49,451)	(1,764,583)	69,843,578	—	—
ATM International Managed Volatility Portfolio	46,307,194	496,496,161	—	(18,798,171)	672,466	34,215,505	512,585,961	—	—
ATM Large Cap Managed Volatility Portfolio	81,187,951	1,216,263,073	3,200,000	(40,906,712)	(779,785)	(51,348,432)	1,126,428,144	—	—
ATM Mid Cap Managed Volatility Portfolio	13,619,100	115,016,346	—	(4,019,735)	(32,587)	(7,006,880)	103,957,144	—	—
ATM Small Cap Managed Volatility Portfolio	46,270,459	520,464,555	3,200,001	(18,443,489)	95,623	(48,355,192)	456,961,498	—	—
EQ/AB Small Cap Growth Portfolio	12,216,659	222,156,814	—	(7,093,650)	(510,669)	(23,598,950)	190,953,545	—	—
EQ/American Century Mid Cap Value Portfolio	1,033,563	23,114,039	—	(709,365)	1,343	451,055	22,857,072	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	14,455,746	183,048,944	—	(5,674,920)	260,415	(12,318,702)	165,315,737	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,283,929	77,282,984	—	(2,601,005)	(43,153)	(6,025,562)	68,613,264	—	—
EQ/Global Equity Managed Volatility Portfolio	11,696,706	195,249,782	—	(6,502,513)	34,263	(552,483)	188,229,049	—	—
EQ/International Core Managed Volatility Portfolio	10,697,687	117,907,136	—	(4,374,417)	138,062	8,201,880	121,872,661	—	—
EQ/International Equity Index Portfolio	682,937	7,464,225	—	—	—	556,035	8,020,260	—	—
EQ/International Value Managed Volatility Portfolio	13,219,100	175,012,940	—	(6,502,513)	241,787	12,643,038	181,395,252	—	—
EQ/Janus Enterprise Portfolio	1,848,696	43,213,266	—	(1,536,958)	(16,125)	(1,742,609)	39,917,574	—	—
EQ/JPMorgan Growth Stock Portfolio*	974,307	76,845,012	—	(2,364,550)	(86,570)	(5,773,698)	68,620,194	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,429,830	108,584,270	—	(3,783,281)	(63,900)	(178,330)	104,558,759	—	—
EQ/Large Cap Core Managed Volatility Portfolio	20,259,349	228,724,378	—	(7,566,560)	(167,604)	(9,160,235)	211,829,979	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,752,566	146,363,444	—	(5,083,782)	(41,336)	983,694	142,222,020	—	—
EQ/Loomis Sayles Growth Portfolio*	6,739,445	80,892,448	—	(2,364,549)	(94,661)	(6,624,608)	71,808,630	—	—
EQ/MFS International Growth Portfolio	27,057,741	207,832,057	—	(7,566,559)	140,812	7,755,787	208,162,097	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	13,300,648	124,385,794	—	(3,546,824)	(122,009)	(12,519,563)	108,197,398	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	4,608,956	107,233,416	—	(3,783,279)	(65,922)	855,297	104,239,512	—	—
Fixed Income
1290 Diversified Bond Fund	12,066,579	99,692,394	1,671,144	(3,546,825)	(22,329)	1,513,561	99,307,945	1,971,128	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,410,232	152,164,883	—	(5,202,009)	22,565	3,750,675	150,736,114	—	—
1290 VT High Yield Bond Portfolio	4,458,490	40,776,555	—	(1,418,730)	8,083	356,923	39,722,831	—	—
EQ/Core Bond Index Portfolio	35,412,227	340,289,503	—	(14,786,295)	(50,295)	7,563,810	333,016,723	—	—
EQ/Core Plus Bond Portfolio	35,421,552	121,541,973	—	(4,137,961)	(15,891)	3,337,957	120,726,078	—	—
EQ/Intermediate Government Bond Portfolio	42,264,902	417,999,217	—	(17,032,616)	(14,776)	8,373,883	409,325,708	—	—
EQ/Long-Term Bond Portfolio	51,584,965	351,264,981	—	(12,295,659)	(150,153)	10,330,386	349,149,555	—	—
EQ/PIMCO Ultra Short Bond Portfolio	18,877,337	192,100,195	—	(6,502,512)	55,686	2,059,967	187,713,336	—	—
EQ/Quality Bond PLUS Portfolio	15,717,620	123,818,166	—	(4,137,962)	(13,541)	2,903,125	122,569,788	—	—
Multimanager Core Bond Portfolio	23,357,342	203,743,348	1,190,090	(7,093,650)	8,066	3,297,377	201,145,231	1,763,757	—

Total		6,925,019,305	9,261,235	(242,854,985)	(736,053)	(91,858,918)	6,598,830,584	3,734,885	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$137,604,238	$6,461,226,346	$—	$6,598,830,584

Total Assets	$137,604,238	$6,461,226,346	$—	$6,598,830,584

Total Liabilities	$—	$—	$—	$—

Total	$137,604,238	$6,461,226,346	$—	$6,598,830,584

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,159,216,419
Aggregate gross unrealized depreciation	(342,524,228)

Net unrealized appreciation	$816,692,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,782,138,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.5%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,238,214	$20,925,823
1290 VT Equity Income Portfolio‡	14,632,466	74,026,535
1290 VT GAMCO Small Company Value Portfolio‡	1,062,546	73,123,001
1290 VT Micro Cap Portfolio‡	3,650,857	32,026,886
1290 VT Small Cap Value Portfolio‡	3,098,119	35,616,513
ATM International Managed Volatility Portfolio‡	28,668,781	317,341,935
ATM Large Cap Managed Volatility Portfolio‡	53,179,652	737,831,861
ATM Mid Cap Managed Volatility Portfolio‡	6,760,643	51,605,255
ATM Small Cap Managed Volatility Portfolio‡	23,511,859	232,200,298
EQ/AB Small Cap Growth Portfolio‡	5,919,392	92,523,564
EQ/American Century Mid Cap Value Portfolio‡	560,766	12,401,238
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,328,333	106,678,707
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,957,843	38,408,407
EQ/Global Equity Managed Volatility Portfolio‡	7,278,473	117,128,708
EQ/International Core Managed Volatility Portfolio‡	6,013,933	68,513,319
EQ/International Equity Index Portfolio‡	560,582	6,583,358
EQ/International Value Managed Volatility Portfolio‡	7,022,179	96,359,810
EQ/Janus Enterprise Portfolio‡	751,401	16,224,453
EQ/JPMorgan Growth Stock Portfolio*‡	524,424	36,935,071
EQ/JPMorgan Value Opportunities Portfolio‡	3,510,994	67,608,970
EQ/Large Cap Core Managed Volatility Portfolio‡	13,750,926	143,778,476
EQ/Large Cap Value Managed Volatility Portfolio‡	5,163,013	94,716,274
EQ/Loomis Sayles Growth Portfolio*‡	4,464,228	47,566,246
EQ/MFS International Growth Portfolio‡	16,557,522	127,381,240
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,713,064	54,609,077
EQ/Value Equity Portfolio‡	2,978,774	67,370,126

Total Equity		2,769,485,151

Fixed Income (9.5%)
1290 Diversified Bond Fund‡	1,703,095	14,016,476
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,482,845	21,496,231
1290 VT High Yield Bond Portfolio‡	727,554	6,482,132
EQ/Core Bond Index Portfolio‡	4,816,898	45,298,127
EQ/Core Plus Bond Portfolio‡	5,048,853	17,207,835
EQ/Intermediate Government Bond Portfolio‡	5,726,659	55,461,360
EQ/Long-Term Bond Portfolio‡	8,461,281	57,269,645
EQ/PIMCO Ultra Short Bond Portfolio‡	2,632,075	26,172,945
EQ/Quality Bond PLUS Portfolio‡	2,239,233	17,462,076
Multimanager Core Bond Portfolio‡	3,349,909	28,848,241

Total Fixed Income		289,715,068

Total Investments in Securities (100.0%) (Cost $2,492,599,704)		3,059,200,219
Other Assets Less Liabilities (0.0%)†		617,074

Net Assets (100%)		$3,059,817,293

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,238,214	23,586,220	1,183	(577,038)	51,109	(2,135,651)	20,925,823	—	—
1290 VT Equity Income Portfolio	14,632,466	71,863,184	4,436	(2,163,892)	24,266	4,298,541	74,026,535	—	—
1290 VT GAMCO Small Company Value Portfolio	1,062,546	78,925,530	4,732	(2,308,152)	(112,851)	(3,386,258)	73,123,001	—	—
1290 VT Micro Cap Portfolio	3,650,857	39,487,992	2,563	(1,250,249)	5,404	(6,218,824)	32,026,886	—	—
1290 VT Small Cap Value Portfolio	3,098,119	37,597,785	2,168	(1,057,903)	6,424	(931,961)	35,616,513	—	—
ATM International Managed Volatility Portfolio	28,668,781	305,790,325	20,407	(9,953,904)	346,669	21,138,438	317,341,935	—	—
ATM Large Cap Managed Volatility Portfolio	53,179,652	794,242,953	45,643	(22,264,046)	7,154	(34,199,843)	737,831,861	—	—
ATM Mid Cap Managed Volatility Portfolio	6,760,643	56,771,786	3,450	(1,683,027)	(15,037)	(3,471,917)	51,605,255	—	—
ATM Small Cap Managed Volatility Portfolio	23,511,859	265,773,048	18,435	(8,992,174)	18,443	(24,617,454)	232,200,298	—	—
EQ/AB Small Cap Growth Portfolio	5,919,392	107,253,573	6,309	(3,077,535)	(84,645)	(11,574,138)	92,523,564	—	—
EQ/American Century Mid Cap Value Portfolio	560,766	12,445,583	591	(288,519)	403	243,180	12,401,238	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,328,333	117,569,427	6,407	(3,125,622)	138,364	(7,909,869)	106,678,707	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,957,843	43,046,394	2,563	(1,250,249)	2,552	(3,392,853)	38,408,407	—	—
EQ/Global Equity Managed Volatility Portfolio	7,278,473	120,966,410	7,196	(3,510,314)	21,575	(356,159)	117,128,708	—	—
EQ/International Core Managed Volatility Portfolio	6,013,933	66,140,945	4,732	(2,308,152)	69,001	4,606,793	68,513,319	—	—
EQ/International Equity Index Portfolio	560,582	6,126,942	—	—	—	456,416	6,583,358	—	—
EQ/International Value Managed Volatility Portfolio	7,022,179	93,021,097	7,196	(3,510,314)	72,529	6,769,302	96,359,810	—	—
EQ/Janus Enterprise Portfolio	751,401	17,608,836	1,381	(673,211)	(3,330)	(709,223)	16,224,453	—	—
EQ/JPMorgan Growth Stock Portfolio*	524,424	41,237,042	2,366	(1,154,076)	911	(3,151,172)	36,935,071	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,510,994	69,927,609	4,437	(2,163,892)	9,343	(168,527)	67,608,970	—	—
EQ/Large Cap Core Managed Volatility Portfolio	13,750,926	154,283,688	8,576	(4,183,525)	(82,864)	(6,247,399)	143,778,476	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,163,013	96,976,217	5,915	(2,885,190)	(19,740)	639,072	94,716,274	—	—
EQ/Loomis Sayles Growth Portfolio*	4,464,228	53,164,078	2,366	(1,154,076)	(41,906)	(4,404,216)	47,566,246	—	—
EQ/MFS International Growth Portfolio	16,557,522	126,613,809	8,281	(4,039,265)	70,066	4,728,349	127,381,240	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	6,713,064	62,511,711	3,154	(1,538,768)	32	(6,367,052)	54,609,077	—	—
EQ/Value Equity Portfolio	2,978,774	69,023,761	4,435	(2,163,892)	(35,871)	541,693	67,370,126	—	—
Fixed Income
1290 Diversified Bond Fund	1,703,095	14,050,759	236,597	(480,865)	(2,696)	212,681	14,016,476	277,950	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,482,845	21,631,443	1,380	(673,211)	(1,844)	538,463	21,496,231	—	—
1290 VT High Yield Bond Portfolio	727,554	6,615,016	394	(192,346)	1,048	58,020	6,482,132	—	—
EQ/Core Bond Index Portfolio	4,816,898	45,630,080	2,760	(1,346,422)	548	1,011,161	45,298,127	—	—
EQ/Core Plus Bond Portfolio	5,048,853	17,310,759	1,183	(577,038)	(2,119)	475,050	17,207,835	—	—
EQ/Intermediate Government Bond Portfolio	5,726,659	56,017,539	3,450	(1,683,027)	(602)	1,124,000	55,461,360	—	—
EQ/Long-Term Bond Portfolio	8,461,281	57,381,408	3,647	(1,779,200)	(23,325)	1,687,115	57,269,645	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,632,075	26,646,726	1,577	(769,384)	(48)	294,074	26,172,945	—	—
EQ/Quality Bond PLUS Portfolio	2,239,233	17,579,277	1,084	(528,951)	388	410,278	17,462,076	—	—
Multimanager Core Bond Portfolio	3,349,909	29,069,736	171,859	(865,557)	(169)	472,372	28,848,241	252,354	—

Total		3,223,888,688	602,853	(96,172,986)	419,182	(69,537,518)	3,059,200,219	530,304	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$34,942,299	$3,024,257,920	$—	$3,059,200,219

Total Assets	$34,942,299	$3,024,257,920	$—	$3,059,200,219

Total Liabilities	$—	$—	$—	$—

Total	$34,942,299	$3,024,257,920	$—	$3,059,200,219

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$606,159,312
Aggregate gross unrealized depreciation	(70,720,707)

Net unrealized appreciation	$535,438,605

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,523,761,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (23.9%)
iShares Core S&P Total U.S. Stock Market ETF	39,200	$4,782,792
iShares Core S&P U.S. Growth ETF	27,700	3,520,116
iShares MSCI Global Min Vol Factor ETF	35,100	4,084,587
SPDR Portfolio Developed World ex-US ETF	123,200	4,485,712
Vanguard FTSE Emerging Markets ETF	31,300	1,416,638

Total Equity		18,289,845

Fixed Income (9.3%)
iShares Broad USD High Yield Corporate Bond ETF(x)	110,500	4,067,505
Vanguard Total Bond Market ETF	41,000	3,011,450

Total Fixed Income		7,078,955

Total Exchange Traded Funds (33.2%) (Cost $21,914,597)		25,368,800

INVESTMENT COMPANIES:
Equity (20.6%)
1290 Avantis U.S. Large Cap Growth Fund‡	66,093	1,116,964
1290 Essex Small Cap Growth Fund*‡	225,788	2,564,953
1290 GAMCO Small/Mid Cap Value Fund‡	214,697	3,463,058
1290 SmartBeta Equity Fund‡	417,838	7,809,399
AB Small Cap Growth Portfolio*‡	12,674	803,257

Total Equity		15,757,631

Fixed Income (44.3%)
1290 Diversified Bond Fund‡	3,275,021	26,953,427
1290 High Yield Bond Fund‡	815,790	6,852,636

Total Fixed Income		33,806,063

Total Investment Companies (64.9%) (Cost $50,786,298)		49,563,694

Total Investments in Securities (98.1%) (Cost $72,700,895)		74,932,494
Other Assets Less Liabilities (1.9%)		1,410,303

Net Assets (100%)		$76,342,797

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at March 31, 2025, the Portfolio had loaned securities with a total value of $1,422,707. This was collateralized by $1,470,644 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 5/15/54.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	66,093	1,260,322	11,990	(44,321)	3,443	(114,470)	1,116,964	—	—
1290 Essex Small Cap Growth Fund*	225,788	3,065,154	29,238	(107,969)	8,458	(429,928)	2,564,953	—	—
1290 GAMCO Small/Mid Cap Value Fund	214,697	3,761,955	39,158	(144,602)	322	(193,775)	3,463,058	—	—
1290 SmartBeta Equity Fund	417,838	7,980,891	81,972	(302,739)	(3,229)	52,504	7,809,399	—	—
AB Small Cap Growth Portfolio*	12,674	963,866	9,918	(36,637)	4,329	(138,219)	803,257	—	—
Fixed Income
1290 Diversified Bond Fund	3,275,021	26,849,704	725,583	(1,021,984)	(3,020)	403,144	26,953,427	530,522	—
1290 High Yield Bond Fund	815,790	7,050,247	145,648	(269,958)	(219)	(73,082)	6,852,636	112,920	—

Total		50,932,139	1,043,507	(1,928,210)	10,084	(493,826)	49,563,694	643,442	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,368,800	$—	$—	$25,368,800
Investment Companies
Investment Companies	49,563,694	—	—	49,563,694

Total Assets	$74,932,494	$—	$—	$74,932,494

Total Liabilities	$—	$—	$—	$—

Total	$74,932,494	$—	$—	$74,932,494

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,230,622
Aggregate gross unrealized depreciation	(3,135,321)

Net unrealized appreciation	$2,095,301

Federal income tax cost of investments in securities and derivative instruments, if applicable	$72,837,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.3%)
iShares Core S&P Total U.S. Stock Market ETF	14,990	$1,828,930
iShares Core S&P U.S. Growth ETF	9,490	1,205,989
iShares MSCI Global Min Vol Factor ETF	17,760	2,066,731
SPDR Portfolio Developed World ex-US ETF	38,030	1,384,673
Vanguard FTSE Emerging Markets ETF	16,050	726,423

Total Equity		7,212,746

Fixed Income (4.4%)
iShares Broad USD High Yield Corporate Bond ETF(x)	30,210	1,112,030

Total Exchange Traded Funds (32.7%) (Cost $7,232,343)		8,324,776

INVESTMENT COMPANIES:
Investment Companies (65.1%)
Equity (36.5%)
1290 Avantis U.S. Large Cap Growth Fund‡	39,069	660,258
1290 Essex Small Cap Growth Fund*‡	126,304	1,434,819
1290 GAMCO Small/Mid Cap Value Fund‡	119,925	1,934,390
1290 SmartBeta Equity Fund‡	256,345	4,791,095
AB Small Cap Growth Portfolio*‡	7,026	445,294

Total Equity		9,265,856

Fixed Income (28.6%)
1290 Diversified Bond Fund‡	712,262	5,861,920
1290 High Yield Bond Fund ‡	170,249	1,430,090

Total Fixed Income		7,292,010

Total Investment Companies (65.1%) (Cost $16,574,861)		16,557,866

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	918,849	918,849
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	467,163	467,302

Total Investment Companies		1,386,151

Total Short-Term Investments (5.4%) (Cost $1,386,166)		1,386,151

Total Investments in Securities (103.2%) (Cost $25,193,370)		26,268,793
Other Assets Less Liabilities (-3.2%)		(817,622)

Net Assets (100%)		$25,451,171

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $900,741. This was collateralized by cash of $918,849 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	39,069	721,930	12,545	(8,599)	9	(65,627)	660,258	—	—
1290 Essex Small Cap Growth Fund*	126,304	1,660,252	28,370	(19,461)	27	(234,369)	1,434,819	—	—
1290 GAMCO Small/Mid Cap Value Fund	119,925	2,030,445	37,539	(25,751)	(32)	(107,811)	1,934,390	—	—
1290 SmartBeta Equity Fund	256,345	4,735,900	86,932	(59,562)	(4)	27,829	4,791,095	—	—
AB Small Cap Growth Portfolio*	7,026	516,112	9,470	(6,487)	(1)	(73,800)	445,294	—	—
Fixed Income
1290 Diversified Bond Fund	712,262	5,021,872	822,489	(58,383)	(5)	75,947	5,861,920	102,975	—
1290 High Yield Bond Fund	170,249	1,422,191	41,572	(18,234)	—	(15,439)	1,430,090	23,316	—

Total		16,108,702	1,038,917	(196,477)	(6)	(393,270)	16,557,866	126,291	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,324,776	$—	$—	$8,324,776
Investment Companies
Investment Companies	16,557,866	—	—	16,557,866
Short-Term Investments
Investment Companies	1,386,151	—	—	1,386,151

Total Assets	$26,268,793	$—	$—	$26,268,793

Total Liabilities	$—	$—	$—	$—

Total	$26,268,793	$—	$—	$26,268,793

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,785,007
Aggregate gross unrealized depreciation	(747,946)

Net unrealized appreciation	$1,037,061

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,231,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.9%)
iShares Core S&P Total U.S. Stock Market ETF	17,950	$2,190,079
iShares Core S&P U.S. Growth ETF	11,300	1,436,004
iShares MSCI Global Min Vol Factor ETF	26,760	3,114,061
SPDR Portfolio Developed World ex-US ETF	40,670	1,480,795
Vanguard FTSE Emerging Markets ETF	24,260	1,098,008

Total Exchange Traded Funds (31.9%) (Cost $8,005,601)		9,318,947

INVESTMENT COMPANIES:
Investment Companies (66.2%)
Equity (53.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	70,365	1,189,175
1290 Essex Small Cap Growth Fund*‡	189,470	2,152,375
1290 GAMCO Small/Mid Cap Value Fund‡	174,527	2,815,115
1290 SmartBeta Equity Fund‡	466,791	8,724,319
AB Small Cap Growth Portfolio *‡	11,161	707,378

Total Equity		15,588,362

Fixed Income (12.8%)
1290 Diversified Bond Fund‡	247,025	2,033,017
1290 High Yield Bond Fund ‡	202,461	1,700,675

Total Fixed Income		3,733,692

Total Investment Companies (66.2%) (Cost $18,181,583)		19,322,054

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	450,482	450,617

Total Short-Term Investments (1.6%) (Cost $450,659)		450,617

Total Investments in Securities (99.7%) (Cost $26,637,843)		29,091,618
Other Assets Less Liabilities (0.3%)		100,968

Net Assets (100%)		$29,192,586

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	70,365	1,294,082	58,315	(44,171)	(68)	(118,983)	1,189,175	—	—
1290 Essex Small Cap Growth Fund*	189,470	2,478,778	112,260	(85,031)	163	(353,795)	2,152,375	—	—
1290 GAMCO Small/Mid Cap Value Fund	174,527	2,936,744	149,415	(113,181)	28	(157,891)	2,815,115	—	—
1290 SmartBeta Equity Fund	466,791	8,575,023	412,881	(312,754)	(659)	49,828	8,724,319	—	—
AB Small Cap Growth Portfolio*	11,161	816,426	38,017	(28,797)	54	(118,322)	707,378	—	—
Fixed Income
1290 Diversified Bond Fund	247,025	1,226,518	812,624	(24,744)	20	18,599	2,033,017	27,094	—
1290 High Yield Bond Fund	202,461	1,681,807	98,333	(60,928)	25	(18,562)	1,700,675	27,878	—

Total		19,009,378	1,681,845	(669,606)	(437)	(699,126)	19,322,054	54,972	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,318,947	$—	$—	$9,318,947
Investment Companies
Investment Companies	19,322,054	—	—	19,322,054
Short-Term Investments
Investment Companies	450,617	—	—	450,617

Total Assets	$29,091,618	$—	$—	$29,091,618

Total Liabilities	$—	$—	$—	$—

Total	$29,091,618	$—	$—	$29,091,618

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,634,181
Aggregate gross unrealized depreciation	(215,218)

Net unrealized appreciation	$2,418,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,672,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (23.4%)
EQ/American Century Mid Cap Value Portfolio‡	14,452	$319,614
EQ/Emerging Markets Equity PLUS Portfolio‡	47,550	438,557
EQ/Equity 500 Index Portfolio‡	26,607	2,161,619
EQ/International Equity Index Portfolio‡	66,339	779,067
EQ/Janus Enterprise Portfolio‡	27,575	595,404
EQ/MFS International Growth Portfolio‡	61,708	474,732
EQ/Small Company Index Portfolio‡	27,739	287,952
EQ/Value Equity Portfolio‡	11,762	266,016
Multimanager Aggressive Equity Portfolio‡	3,145	214,701

Total Equity		5,537,662

Fixed Income (76.6%)
1290 Diversified Bond Fund‡	431,772	3,553,487
1290 VT High Yield Bond Portfolio‡	263,933	2,351,506
EQ/Core Bond Index Portfolio‡	217,020	2,040,853
EQ/Core Plus Bond Portfolio‡	949,705	3,236,846
EQ/Long-Term Bond Portfolio‡	244,989	1,658,193
EQ/PIMCO Ultra Short Bond Portfolio‡	339,511	3,376,043
EQ/Quality Bond PLUS Portfolio‡	238,869	1,862,759

Total Fixed Income		18,079,687

Total Investments in Securities (100.0%) (Cost $24,441,555)		23,617,349
Other Assets Less Liabilities (0.0%)†		(4,418)

Net Assets (100%)		$23,612,931

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	14,452	345,168	11,394	(43,990)	7,325	(283)	319,614	—	—
EQ/Emerging Markets Equity PLUS Portfolio	47,550	454,906	15,193	(45,320)	(833)	14,611	438,557	—	—
EQ/Equity 500 Index Portfolio	26,607	2,520,053	81,658	(343,595)	192,572	(289,069)	2,161,619	—	—
EQ/International Equity Index Portfolio	66,339	801,803	26,587	(109,310)	18,142	41,845	779,067	—	—
EQ/Janus Enterprise Portfolio	27,575	720,466	22,790	(122,980)	24,065	(48,937)	595,404	—	—
EQ/MFS International Growth Portfolio	61,708	489,647	17,090	(50,985)	2,267	16,713	474,732	—	—
EQ/Small Company Index Portfolio	27,739	356,201	11,395	(48,990)	(424)	(30,230)	287,952	—	—
EQ/Value Equity Portfolio	11,762	296,952	9,495	(43,325)	614	2,280	266,016	—	—
Multimanager Aggressive Equity Portfolio	3,145	331,362	9,495	(98,325)	44,003	(71,834)	214,701	—	—
Fixed Income
1290 Diversified Bond Fund	431,772	3,621,250	206,277	(328,551)	1,128	53,383	3,553,487	71,864	—
1290 VT High Yield Bond Portfolio	263,933	2,595,648	74,063	(340,935)	(19,919)	42,649	2,351,506	—	—
EQ/Core Bond Index Portfolio	217,020	2,077,032	109,567	(192,610)	61	46,803	2,040,853	—	—
EQ/Core Plus Bond Portfolio	949,705	3,337,477	96,851	(288,915)	(24,026)	115,459	3,236,846	—	—
EQ/Long-Term Bond Portfolio	244,989	1,690,707	41,778	(124,630)	(12,370)	62,708	1,658,193	—	—
EQ/PIMCO Ultra Short Bond Portfolio	339,511	3,225,435	447,043	(334,254)	332	37,487	3,376,043	—	—
EQ/Quality Bond PLUS Portfolio	238,869	1,926,950	55,072	(164,285)	(5,705)	50,727	1,862,759	—	—

Total		24,791,057	1,235,748	(2,681,000)	227,232	44,312	23,617,349	71,864	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,553,487	$20,063,862	$—	$23,617,349

Total Assets	$3,553,487	$20,063,862	$—	$23,617,349

Total Liabilities	$—	$—	$—	$—

Total	$3,553,487	$20,063,862	$—	$23,617,349

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,803,881
Aggregate gross unrealized depreciation	(3,692,669)

Net unrealized depreciation	$(888,788)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,506,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.6%)
EQ/American Century Mid Cap Value Portfolio‡	134,263	$2,969,199
EQ/Emerging Markets Equity PLUS Portfolio‡	528,479	4,874,202
EQ/Equity 500 Index Portfolio‡	361,448	29,365,143
EQ/International Equity Index Portfolio‡	899,155	10,559,480
EQ/Janus Enterprise Portfolio‡	201,949	4,360,535
EQ/MFS International Growth Portfolio‡	821,286	6,318,362
EQ/Small Company Index Portfolio‡	652,562	6,774,189
EQ/Value Equity Portfolio‡	92,709	2,096,784
Multimanager Aggressive Equity Portfolio‡	22,328	1,524,512

Total Equity		68,842,406

Fixed Income (48.4%)
1290 Diversified Bond Fund‡	1,450,490	11,937,534
1290 VT High Yield Bond Portfolio‡	1,067,367	9,509,682
EQ/Core Bond Index Portfolio‡	857,804	8,066,796
EQ/Core Plus Bond Portfolio‡	3,250,400	11,078,227
EQ/Long-Term Bond Portfolio‡	927,018	6,274,462
EQ/PIMCO Ultra Short Bond Portfolio‡	1,078,792	10,727,346
EQ/Quality Bond PLUS Portfolio‡	883,177	6,887,228

Total Fixed Income		64,481,275

Total Investments in Securities (100.0%) (Cost $111,247,044)		133,323,681
Other Assets Less Liabilities (0.0%)†		(57,031)

Net Assets (100%)		$133,266,650

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	134,263	3,098,632	49,677	(240,437)	(835)	62,162	2,969,199	—	—
EQ/Emerging Markets Equity PLUS Portfolio	528,479	4,978,191	67,742	(327,869)	(254)	156,392	4,874,202	—	—
EQ/Equity 500 Index Portfolio	361,448	33,025,726	420,000	(2,792,790)	1,231,738	(2,519,531)	29,365,143	—	—
EQ/International Equity Index Portfolio	899,155	10,334,640	140,001	(677,597)	64,766	697,670	10,559,480	—	—
EQ/Janus Enterprise Portfolio	201,949	4,943,292	63,227	(466,011)	4,941	(184,914)	4,360,535	—	—
EQ/MFS International Growth Portfolio	821,286	6,403,191	85,806	(415,301)	8,675	235,991	6,318,362	—	—
EQ/Small Company Index Portfolio	652,562	7,963,949	103,871	(597,733)	(6,210)	(689,688)	6,774,189	—	—
EQ/Value Equity Portfolio	92,709	2,200,892	31,613	(153,006)	(154)	17,439	2,096,784	—	—
Multimanager Aggressive Equity Portfolio	22,328	1,971,375	22,581	(284,290)	33,748	(218,902)	1,524,512	—	—
Fixed Income
1290 Diversified Bond Fund	1,450,490	11,598,248	949,756	(786,886)	505	175,911	11,937,534	233,229	—
1290 VT High Yield Bond Portfolio	1,067,367	9,906,093	126,452	(612,023)	3,049	86,111	9,509,682	—	—
EQ/Core Bond Index Portfolio	857,804	8,198,331	81,290	(393,443)	440	180,178	8,066,796	—	—
EQ/Core Plus Bond Portfolio	3,250,400	11,172,627	299,516	(699,454)	1,554	303,984	11,078,227	—	—
EQ/Long-Term Bond Portfolio	927,018	6,337,177	146,289	(393,443)	(801)	185,240	6,274,462	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,078,792	10,782,578	524,516	(699,454)	(119)	119,825	10,727,346	—	—
EQ/Quality Bond PLUS Portfolio	883,177	7,036,607	81,290	(393,443)	(8,200)	170,974	6,887,228	—	—

Total		139,951,549	3,193,627	(9,933,180)	1,332,843	(1,221,158)	133,323,681	233,229	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,937,534	$121,386,147	$—	$133,323,681

Total Assets	$11,937,534	$121,386,147	$—	$133,323,681

Total Liabilities	$—	$—	$—	$—

Total	$11,937,534	$121,386,147	$—	$133,323,681

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,748,866
Aggregate gross unrealized depreciation	(10,805,867)

Net unrealized appreciation	$21,942,999

Federal income tax cost of investments in securities and derivative instruments, if applicable	$111,380,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.8%)
EQ/American Century Mid Cap Value Portfolio‡	193,615	$4,281,753
EQ/Emerging Markets Equity PLUS Portfolio‡	1,371,947	12,653,560
EQ/Equity 500 Index Portfolio‡	1,003,334	81,514,050
EQ/International Equity Index Portfolio‡	2,409,274	28,293,995
EQ/Janus Enterprise Portfolio‡	260,867	5,632,725
EQ/MFS International Growth Portfolio‡	2,137,054	16,440,900
EQ/Small Company Index Portfolio‡	2,005,519	20,819,118
EQ/Value Equity Portfolio‡	249,486	5,642,550
Multimanager Aggressive Equity Portfolio‡	45,154	3,082,989

Total Equity		178,361,640

Fixed Income (29.3%)
1290 Diversified Bond Fund‡	1,412,816	11,627,478
1290 VT High Yield Bond Portfolio‡	1,424,343	12,690,161
EQ/Core Bond Index Portfolio‡	991,922	9,328,043
EQ/Core Plus Bond Portfolio‡	3,666,085	12,494,995
EQ/Long-Term Bond Portfolio‡	1,326,887	8,980,950
EQ/PIMCO Ultra Short Bond Portfolio‡	1,043,056	10,371,992
EQ/Quality Bond PLUS Portfolio‡	1,042,366	8,128,618

Total Fixed Income		73,622,237

Total Investments in Securities (100.1%) (Cost $190,608,651)		251,983,877
Other Assets Less Liabilities (-0.1%)		(127,376)

Net Assets (100%)		$251,856,501

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	193,615	4,150,849	126,699	(77,849)	9	82,045	4,281,753	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,371,947	12,157,818	281,553	(172,998)	107	387,080	12,653,560	—	—
EQ/Equity 500 Index Portfolio	1,003,334	85,294,493	1,858,251	(1,946,787)	(6,195)	(3,685,712)	81,514,050	—	—
EQ/International Equity Index Portfolio	2,409,274	26,093,636	605,339	(371,946)	1,771	1,965,195	28,293,995	—	—
EQ/Janus Enterprise Portfolio	260,867	5,931,643	126,700	(177,849)	1,499	(249,268)	5,632,725	—	—
EQ/MFS International Growth Portfolio	2,137,054	15,697,959	380,096	(233,547)	69	596,323	16,440,900	—	—
EQ/Small Company Index Portfolio	2,005,519	22,969,647	506,796	(506,397)	(340)	(2,150,588)	20,819,118	—	—
EQ/Value Equity Portfolio	249,486	5,555,860	126,700	(77,849)	42	37,797	5,642,550	—	—
Multimanager Aggressive Equity Portfolio	45,154	3,584,896	70,388	(193,250)	1,070	(380,115)	3,082,989	—	—
Fixed Income
1290 Diversified Bond Fund	1,412,816	10,669,393	948,119	(155,698)	(94)	165,758	11,627,478	219,828	—
1290 VT High Yield Bond Portfolio	1,424,343	12,470,505	281,553	(172,998)	(20)	111,121	12,690,161	—	—
EQ/Core Bond Index Portfolio	991,922	9,056,437	168,933	(103,799)	(34)	206,506	9,328,043	—	—
EQ/Core Plus Bond Portfolio	3,666,085	11,897,301	427,476	(164,348)	1	334,565	12,494,995	—	—
EQ/Long-Term Bond Portfolio	1,326,887	8,349,960	497,087	(121,099)	40	254,962	8,980,950	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,043,056	9,891,868	505,242	(138,398)	(6)	113,286	10,371,992	—	—
EQ/Quality Bond PLUS Portfolio	1,042,366	7,879,528	154,853	(95,149)	15	189,371	8,128,618	—	—

Total		251,651,793	7,065,785	(4,709,961)	(2,066)	(2,021,674)	251,983,877	219,828	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,627,478	$240,356,399	$—	$251,983,877

Total Assets	$11,627,478	$240,356,399	$—	$251,983,877

Total Liabilities	$—	$—	$—	$—

Total	$11,627,478	$240,356,399	$—	$251,983,877

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,830,978
Aggregate gross unrealized depreciation	(8,674,925)

Net unrealized appreciation	$61,156,053

Federal income tax cost of investments in securities and derivative instruments, if applicable	$190,827,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.0%)
EQ/American Century Mid Cap Value Portfolio‡	221,782	$4,904,675
EQ/Emerging Markets Equity PLUS Portfolio‡	1,428,376	13,174,015
EQ/Equity 500 Index Portfolio‡	1,089,849	88,542,805
EQ/International Equity Index Portfolio‡	2,618,620	30,752,511
EQ/Janus Enterprise Portfolio‡	209,515	4,523,907
EQ/MFS International Growth Portfolio‡	2,169,335	16,689,246
EQ/Small Company Index Portfolio‡	2,314,617	24,027,834
EQ/Value Equity Portfolio‡	309,848	7,007,738
Multimanager Aggressive Equity Portfolio‡	41,314	2,820,821

Total Equity		192,443,552

Fixed Income (18.8%)
1290 Diversified Bond Fund‡	783,517	6,448,346
1290 VT High Yield Bond Portfolio‡	816,352	7,273,274
EQ/Core Bond Index Portfolio‡	691,690	6,504,652
EQ/Core Plus Bond Portfolio‡	2,273,654	7,749,219
EQ/Long-Term Bond Portfolio‡	941,330	6,371,330
EQ/PIMCO Ultra Short Bond Portfolio‡	584,805	5,815,208
EQ/Quality Bond PLUS Portfolio‡	581,906	4,537,847

Total Fixed Income		44,699,876

Total Investments in Securities (99.8%) (Cost $175,341,043)		237,143,428
Other Assets Less Liabilities (0.2%)		440,022

Net Assets (100%)		$237,583,450

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	221,782	4,880,008	49,376	(120,407)	44	95,654	4,904,675	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,428,376	12,962,231	135,784	(331,120)	197	406,923	13,174,015	—	—
EQ/Equity 500 Index Portfolio	1,089,849	94,600,579	938,142	(3,002,736)	(44,814)	(3,948,366)	88,542,805	—	—
EQ/International Equity Index Portfolio	2,618,620	29,021,659	302,427	(737,494)	4,548	2,161,371	30,752,511	—	—
EQ/Janus Enterprise Portfolio	209,515	4,796,047	49,376	(120,407)	(26)	(201,083)	4,523,907	—	—
EQ/MFS International Growth Portfolio	2,169,335	16,334,067	185,160	(451,527)	139	621,407	16,689,246	—	—
EQ/Small Company Index Portfolio	2,314,617	27,063,243	271,568	(822,239)	488	(2,485,226)	24,027,834	—	—
EQ/Value Equity Portfolio	309,848	7,063,962	74,065	(180,611)	7	50,315	7,007,738	—	—
Multimanager Aggressive Equity Portfolio	41,314	3,308,716	30,860	(170,254)	759	(349,260)	2,820,821	—	—
Fixed Income
1290 Diversified Bond Fund	783,517	6,132,513	372,009	(150,509)	226	94,107	6,448,346	124,757	—
1290 VT High Yield Bond Portfolio	816,352	7,314,321	74,064	(180,611)	296	65,204	7,273,274	—	—
EQ/Core Bond Index Portfolio	691,690	6,274,495	236,719	(150,509)	135	143,812	6,504,652	—	—
EQ/Core Plus Bond Portfolio	2,273,654	7,407,754	314,064	(180,611)	(258)	208,270	7,749,219	—	—
EQ/Long-Term Bond Portfolio	941,330	6,120,894	211,720	(150,509)	(17)	189,242	6,371,330	—	—
EQ/PIMCO Ultra Short Bond Portfolio	584,805	5,631,399	255,548	(135,458)	(20)	63,739	5,815,208	—	—
EQ/Quality Bond PLUS Portfolio	581,906	4,493,471	43,204	(105,356)	13	106,515	4,537,847	—	—

Total		243,405,359	3,544,086	(6,990,358)	(38,283)	(2,777,376)	237,143,428	124,757	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,448,346	$230,695,082	$—	$237,143,428

Total Assets	$6,448,346	$230,695,082	$—	$237,143,428

Total Liabilities	$—	$—	$—	$—

Total	$6,448,346	$230,695,082	$—	$237,143,428

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,714,516
Aggregate gross unrealized depreciation	(5,015,324)

Net unrealized appreciation	$61,699,192

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,444,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.6%)
EQ/American Century Mid Cap Value Portfolio‡	83,556	$1,847,821
EQ/Emerging Markets Equity PLUS Portfolio‡	831,086	7,665,161
EQ/Equity 500 Index Portfolio‡	646,884	52,554,878
EQ/International Equity Index Portfolio‡	1,540,137	18,087,038
EQ/Janus Enterprise Portfolio‡	70,567	1,523,700
EQ/MFS International Growth Portfolio‡	1,548,478	11,912,839
EQ/Small Company Index Portfolio‡	1,462,911	15,186,352
EQ/Value Equity Portfolio‡	250,541	5,666,425
Multimanager Aggressive Equity Portfolio‡	35,269	2,408,110

Total Equity		116,852,324

Fixed Income (8.3%)
1290 Diversified Bond Fund‡	170,333	1,401,843
1290 VT High Yield Bond Portfolio‡	268,246	2,389,929
EQ/Core Bond Index Portfolio‡	126,773	1,192,175
EQ/Core Plus Bond Portfolio‡	513,799	1,751,165
EQ/Long-Term Bond Portfolio‡	259,066	1,753,474
EQ/PIMCO Ultra Short Bond Portfolio‡	106,389	1,057,911
EQ/Quality Bond PLUS Portfolio‡	133,776	1,043,220

Total Fixed Income		10,589,717

Total Investments in Securities (99.9%) (Cost $108,438,360)		127,442,041
Other Assets Less Liabilities (0.1%)		72,442

Net Assets (100%)		$127,514,483

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	83,556	1,769,046	58,190	(14,118)	(1)	34,704	1,847,821	—	—
EQ/Emerging Markets Equity PLUS Portfolio	831,086	7,277,257	207,821	(50,421)	(7)	230,511	7,665,161	—	—
EQ/Equity 500 Index Portfolio	646,884	54,217,584	1,354,993	(638,748)	(254)	(2,378,697)	52,554,878	—	—
EQ/International Equity Index Portfolio	1,540,137	16,498,915	465,520	(112,943)	5	1,235,541	18,087,038	—	—
EQ/Janus Enterprise Portfolio	70,567	1,547,719	58,191	(14,118)	(2)	(68,090)	1,523,700	—	—
EQ/MFS International Growth Portfolio	1,548,478	11,270,988	290,950	(70,589)	2	421,488	11,912,839	—	—
EQ/Small Company Index Portfolio	1,462,911	16,446,699	423,954	(127,858)	(5)	(1,556,438)	15,186,352	—	—
EQ/Value Equity Portfolio	250,541	5,510,436	157,944	(38,320)	(5)	36,370	5,666,425	—	—
Multimanager Aggressive Equity Portfolio	35,269	2,698,222	58,190	(49,118)	9	(299,193)	2,408,110	—	—
Fixed Income
1290 Diversified Bond Fund	170,333	1,269,002	120,845	(8,063)	(1)	20,060	1,401,843	26,824	—
1290 VT High Yield Bond Portfolio	268,246	2,325,339	58,189	(14,118)	1	20,518	2,389,929	—	—
EQ/Core Bond Index Portfolio	126,773	1,147,112	24,939	(6,050)	—	26,174	1,192,175	—	—
EQ/Core Plus Bond Portfolio	513,799	1,588,011	126,564	(10,084)	1	46,673	1,751,165	—	—
EQ/Long-Term Bond Portfolio	259,066	1,570,370	141,565	(10,084)	—	51,623	1,753,474	—	—
EQ/PIMCO Ultra Short Bond Portfolio	106,389	967,564	84,937	(6,050)	2	11,458	1,057,911	—	—
EQ/Quality Bond PLUS Portfolio	133,776	940,125	84,938	(6,050)	1	24,206	1,043,220	—	—

Total		127,044,389	3,717,730	(1,176,732)	(254)	(2,143,092)	127,442,041	26,824	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,401,843	$126,040,198	$—	$127,442,041

Total Assets	$1,401,843	$126,040,198	$—	$127,442,041

Total Liabilities	$—	$—	$—	$—

Total	$1,401,843	$126,040,198	$—	$127,442,041

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,858,327
Aggregate gross unrealized depreciation	(1,942,356)

Net unrealized appreciation	$18,915,971

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,526,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.7%)
iShares Core MSCI EAFE ETF	411,370	$31,120,141
iShares Core S&P 500 ETF	57,038	32,049,652
iShares Core S&P Mid-Cap ETF	187,650	10,949,377
iShares Core S&P Small-Cap ETF	18,750	1,960,688
iShares MSCI EAFE ETF(x)	117,860	9,632,698
iShares Russell 2000 ETF(x)	9,825	1,959,989
Vanguard Large-Cap ETF	42,160	10,836,385
Vanguard S&P 500 ETF	64,770	33,285,951

Total Equity		131,794,881

Fixed Income (35.9%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	909,057	74,324,500

Total Exchange Traded Funds (99.6%) (Cost $176,242,819)		206,119,381

SHORT-TERM INVESTMENTS:
Investment Companies (27.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	19,446,044	19,446,044
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	912,635	912,909
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	15,000,000	15,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	7,000,000	7,000,000

Total Investment Companies		57,358,953

Total Short-Term Investments (27.7%) (Cost $57,359,015)		57,358,953

Total Investments in Securities (127.3%) (Cost $233,601,834)		263,478,334
Other Assets Less Liabilities (-27.3%)		(56,502,550)

Net Assets (100%)		$206,975,784

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $57,803,217. This was collateralized by $3,058,504 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/15/25 – 11/15/53 and by cash of $56,446,044 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$206,119,381	$—	$—	$206,119,381
Short-Term Investments
Investment Companies	57,358,953	—	—	57,358,953

Total Assets	$263,478,334	$—	$—	$263,478,334

Total Liabilities	$—	$—	$—	$—

Total	$263,478,334	$—	$—	$263,478,334

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,306,774
Aggregate gross unrealized depreciation	(1,596,853)

Net unrealized appreciation	$28,709,921

Federal income tax cost of investments in securities and derivative instruments, if applicable	$234,768,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.6%)
iMGP DBi Managed Futures Strategy ETF	42,110	$1,063,699
NYLI Merger Arbitrage ETF(x)*	38,540	1,321,922

Total Alternatives		2,385,621

Commodity (16.8%)
Invesco DB Agriculture Fund	14,050	370,077
Invesco DB Energy Fund	19,560	383,376
Invesco DB Precious Metals Fund	11,310	808,099

Total Commodity		1,561,552

Equity (28.6%)
iShares Core U.S. REIT ETF	10,600	610,560
JPMorgan Equity Premium Income ETF	16,630	950,238
JPMorgan Nasdaq Equity Premium Income ETF	9,220	477,412
Vanguard Global ex-U.S. Real Estate ETF	15,630	632,390

Total Equity		2,670,600

Fixed Income (28.6%)
iShares Convertible Bond ETF	17,660	1,476,552
Vanguard Short-Term Inflation- Protected Securities ETF	23,900	1,192,610

Total Fixed Income		2,669,162

Total Investments in Securities (99.6%) (Cost $8,998,519)		9,286,935
Other Assets Less Liabilities (0.4%)		38,728

Net Assets (100%)		$9,325,663

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2025, the Portfolio had loaned securities with a total value of $3,430. This was collateralized by $3,509 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 5/15/54.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,286,935	$—	$—	$9,286,935

Total Assets	$9,286,935	$—	$—	$9,286,935

Total Liabilities	$—	$—	$—	$—

Total	$9,286,935	$—	$—	$9,286,935

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,401
Aggregate gross unrealized depreciation	(444,367)

Net unrealized appreciation	$111,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,175,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$112

CONVERTIBLE PREFERRED STOCKS:
Financials (6.0%)
Banks (3.4%)
Bank of America Corp.
7.250%(y)	570	703,705
Wells Fargo & Co.
7.500%(y)	745	894,596

		1,598,301

Capital Markets (1.7%)
AMG Capital Trust II
5.150%	1,615	85,401
Ares Management Corp.
6.750%	5,667	273,206
KKR & Co., Inc.
6.250%*	9,200	454,480

		813,087

Financial Services (0.9%)
Apollo Global Management, Inc.
6.750%	5,460	399,072

Total Financials		2,810,460

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc.
6.750%	1,000	65,000

Total Health Care		65,000

Industrials (2.8%)
Aerospace & Defense (2.6%)
Boeing Co. (The)
6.000%	21,050	1,259,421

Machinery (0.2%)
Chart Industries, Inc.
6.750%	1,500	82,155

Total Industrials		1,341,576

Information Technology (1.3%)
Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc.
7.500%*	5,200	261,716

Software (0.2%)
MicroStrategy, Inc.
8.000%(x)(y)	1,000	84,010

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.
7.625%	5,500	262,570

Total Information Technology		608,296

Materials (0.6%)
Chemicals (0.6%)
Albemarle Corp.
7.250%	8,000	285,200

Total Materials		285,200

Utilities (2.6%)
Electric Utilities (2.6%)
NextEra Energy, Inc.
7.299%	21,000	933,010
PG&E Corp.
6.000%(x)	6,000	268,440

Total Utilities		1,201,450

Total Convertible Preferred Stocks (13.4%) (Cost $6,678,159)		6,311,982

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (85.9%)
Communication Services (4.8%)
Diversified Telecommunication Services (0.2%)
AST SpaceMobile, Inc.
4.250%, 3/1/32§	$84,000	98,448

Entertainment (2.7%)
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	139,480
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	94,770
Live Nation Entertainment, Inc.
3.125%, 1/15/29	163,000	226,488
2.875%, 1/15/30(x)§	224,000	231,840
Sea Ltd.
2.375%, 12/1/25	185,000	272,320
0.250%, 9/15/26	320,000	298,240

		1,263,138

Interactive Media & Services (0.5%)
Snap, Inc.
(Zero Coupon), 5/1/27	50,000	44,560
0.125%, 3/1/28	125,000	105,875
0.500%, 5/1/30§	125,000	103,063

		253,498

Media (1.4%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	85,275
Liberty Broadband Corp.
3.125%, 3/31/53§	175,000	175,175
Liberty Media Corp.
2.375%, 9/30/53§	220,000	301,730
Sirius XM Holdings, Inc.
3.750%, 3/15/28	100,000	103,671

		665,851

Total Communication Services		2,280,935

Consumer Discretionary (15.6%)
Automobile Components (0.2%)
LCI Industries
3.000%, 3/1/30§	92,000	90,103

Automobiles (3.4%)
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	411,180
Li Auto, Inc.
0.250%, 5/1/28	155,000	182,202
Lucid Group, Inc.
1.250%, 12/15/26§	375,000	296,484
NIO, Inc.
3.875%, 10/15/29	70,000	50,750
4.625%, 10/15/30	95,000	65,598
Rivian Automotive, Inc.
4.625%, 3/15/29	275,000	268,125
3.625%, 10/15/30	295,000	255,470
Winnebago Industries, Inc.
3.250%, 1/15/30	60,000	52,470

		1,582,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Broadline Retail (5.2%)
Alibaba Group Holding Ltd.
0.500%, 6/1/31§	$915,000	$1,306,620
Etsy, Inc.
0.125%, 10/1/26	125,000	120,000
0.125%, 9/1/27	85,000	74,587
0.250%, 6/15/28	205,000	173,943
JD.com, Inc.
0.250%, 6/1/29§	375,000	432,388
Liberty Interactive LLC
4.000%, 11/15/29	50,000	13,250
3.750%, 2/15/30	60,000	15,000
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	76,457
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	103,284
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	147,750

		2,463,279

Diversified Consumer Services (0.5%)
Stride, Inc.
1.125%, 9/1/27	90,000	219,420

Hotels, Restaurants & Leisure (4.8%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	348,392
Carnival Corp.
5.750%, 12/1/27	200,000	333,700
Cheesecake Factory, Inc. (The)
2.000%, 3/15/30§	87,000	83,194
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	275,000	239,387
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	172,375
H World Group Ltd.
3.000%, 5/1/26	75,000	83,738
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	119,823
3.250%, 12/15/27	80,000	74,000
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	113,800
1.125%, 2/15/27	182,000	176,631
2.500%, 2/15/27	71,000	70,077
Trip.com Group Ltd.
0.750%, 6/15/29§	293,000	346,473
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	100,931

		2,262,521

Household Durables (0.2%)
Meritage Homes Corp.
1.750%, 5/15/28§	105,000	102,585

Leisure Products (0.2%)
Peloton Interactive, Inc.
5.500%, 12/1/29§	60,000	101,280

Specialty Retail (1.1%)
GameStop Corp.
0.000%, 4/1/30§	160,000	167,040
Guess?, Inc.
3.750%, 4/15/28	75,000	68,850
Wayfair, Inc.
3.250%, 9/15/27	92,000	89,930
3.500%, 11/15/28	175,000	187,304

		513,124

Total Consumer Discretionary		7,334,591

Consumer Staples (0.9%)
Food Products (0.6%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	25,300
Freshpet, Inc.
3.000%, 4/1/28	70,000	98,945
Post Holdings, Inc.
2.500%, 8/15/27	119,000	141,848

		266,093

Household Products (0.1%)
Spectrum Brands, Inc.
3.375%, 6/1/29§	64,000	60,797

Personal Care Products (0.2%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	101,185

Total Consumer Staples		428,075

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Centrus Energy Corp.
2.250%, 11/1/30§	73,000	68,303
Kosmos Energy Ltd.
3.125%, 3/15/30	80,000	61,173
Northern Oil & Gas, Inc.
3.625%, 4/15/29	93,000	98,003
World Kinect Corp.
3.250%, 7/1/28	50,000	57,750

Total Energy		285,229

Financials (5.2%)
Banks (0.5%)
Barclays Bank plc
Series MSFT
1.000%, 2/16/29	150,000	147,851
BofA Finance LLC
0.600%, 5/25/27	100,000	99,400

		247,251

Capital Markets (1.2%)
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	239,365
0.250%, 4/1/30	222,000	205,239
HAT Holdings I LLC
3.750%, 8/15/28§	61,000	74,786
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	65,000	68,088

		587,478

Consumer Finance (1.4%)
Qifu Technology, Inc.
0.500%, 4/1/30§	110,000	111,430
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	97,559
1.250%, 3/15/29§	142,000	203,486
Upstart Holdings, Inc.
0.250%, 8/15/26	57,000	53,081
2.000%, 10/1/29§	70,000	91,131
1.000%, 11/15/30§	104,000	91,000

		647,687

Financial Services (2.0%)
Affirm Holdings, Inc.
0.750%, 12/15/29§	133,000	117,173
Block, Inc.
(Zero Coupon), 5/1/26	90,000	85,365
0.250%, 11/1/27	140,000	123,200
Global Payments, Inc.
1.500%, 3/1/31	338,000	318,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	$125,000	$143,000
0.500%, 8/1/27	154,000	155,463

		942,597

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	50,000	52,773

Total Financials		2,477,786

Health Care (11.6%)
Biotechnology (5.0%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	167,000	192,301
Ascendis Pharma A/S
2.250%, 4/1/28	92,000	109,034
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27	130,000	122,265
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	154,003
2.250%, 2/1/29	100,000	89,650
1.750%, 3/1/31§	89,000	91,492
Cytokinetics, Inc.
3.500%, 7/1/27	100,000	114,450
Exact Sciences Corp.
0.375%, 3/15/27	110,000	100,980
0.375%, 3/1/28	120,000	105,300
2.000%, 3/1/30§	120,000	112,200
1.750%, 4/15/31§	100,000	85,658
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	148,138
1.000%, 8/15/28	138,000	176,478
Immunocore Holdings plc
2.500%, 2/1/30	70,000	58,764
Insmed, Inc.
0.750%, 6/1/28	115,000	272,607
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	102,953
1.750%, 6/15/28	100,000	96,854
Sarepta Therapeutics, Inc.
1.250%, 9/15/27	220,000	204,270

		2,337,397

Health Care Equipment & Supplies (4.5%)
Alphatec Holdings, Inc.
0.750%, 3/15/30§	62,000	58,762
CONMED Corp.
2.250%, 6/15/27	165,000	154,935
Dexcom, Inc.
0.250%, 11/15/25	305,000	296,308
0.375%, 5/15/28	165,000	147,015
Enovis Corp.
3.875%, 10/15/28	101,000	103,121
Envista Holdings Corp.
1.750%, 8/15/28	70,000	62,956
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	52,492
2.500%, 6/1/29§	138,000	131,031
Insulet Corp.
0.375%, 9/1/26	145,000	183,619
Integer Holdings Corp.
1.875%, 3/15/30§	183,000	184,464
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	102,795
iRhythm Technologies, Inc.
1.500%, 9/1/29	109,000	113,197
Lantheus Holdings, Inc.
2.625%, 12/15/27	105,000	148,050
Merit Medical Systems, Inc.
3.000%, 2/1/29§	135,000	183,600
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	115,799
TransMedics Group, Inc.
1.500%, 6/1/28	89,000	95,390

		2,133,534

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	85,000	75,092
1.250%, 2/15/31	100,000	103,127

		178,219

Health Care Technology (0.7%)
Evolent Health, Inc.
3.500%, 12/1/29	90,000	73,155
Livongo Health, Inc.
0.875%, 6/1/25	110,000	108,900
Teladoc Health, Inc.
1.250%, 6/1/27(x)	175,000	160,300

		342,355

Life Sciences Tools & Services (0.2%)
Repligen Corp.
1.000%, 12/15/28	88,000	85,624

Pharmaceuticals (0.8%)
Jazz Investments I Ltd.
2.000%, 6/15/26	190,000	196,650
3.125%, 9/15/30§	165,000	182,902

		379,552

Total Health Care		5,456,681

Industrials (7.1%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.
0.500%, 12/15/27	50,000	117,175
Rocket Lab USA, Inc.
4.250%, 2/1/29§	70,000	252,963
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	21,465

		391,603

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.
3.875%, 8/15/29	50,000	49,805
ZTO Express Cayman, Inc.
1.500%, 9/1/27	194,000	194,815

		244,620

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc.
2.250%, 8/15/28	100,000	103,030

Construction & Engineering (0.7%)
Fluor Corp.
1.125%, 8/15/29	135,000	143,437
Granite Construction, Inc.
3.750%, 5/15/28	50,000	85,655
3.250%, 6/15/30§	85,000	101,303

		330,395

Electrical Equipment (1.0%)
Array Technologies, Inc.
1.000%, 12/1/28	100,000	73,331
Bloom Energy Corp.
3.000%, 6/1/28	125,000	163,312
3.000%, 6/1/29§	74,000	91,945
Fluence Energy, Inc.
2.250%, 6/15/30§	65,000	38,090
Stem, Inc.
0.500%, 12/1/28§	88,000	22,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Sunrun, Inc.
4.000%, 3/1/30	$100,000	$71,150

		460,708

Ground Transportation (1.6%)
Lyft, Inc.
1.500%, 5/15/25	50,000	49,760
0.625%, 3/1/29	96,000	92,640
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	180,000	190,800
0.875%, 12/1/28	340,000	413,780

		746,980

Machinery (0.5%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	40,000	44,256
JBT Marel Corp.
0.250%, 5/15/26	50,000	49,870
Middleby Corp. (The)
1.000%, 9/1/25	115,000	138,598

		232,724

Passenger Airlines (0.7%)
American Airlines Group, Inc.
6.500%, 7/1/25	165,000	165,000
JetBlue Airways Corp.
0.500%, 4/1/26	60,000	56,430
2.500%, 9/1/29§	100,000	102,700

		324,130

Professional Services (1.1%)
CSG Systems International, Inc.
3.875%, 9/15/28	80,000	86,240
Dayforce, Inc.
0.250%, 3/15/26	120,000	114,600
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	101,587
Parsons Corp.
2.625%, 3/1/29	150,000	149,475
Upwork, Inc.
0.250%, 8/15/26	86,000	80,090

		531,992

Total Industrials		3,366,182

Information Technology (26.5%)
Communications Equipment (1.1%)
Lumentum Holdings, Inc.
0.500%, 12/15/26	190,000	196,840
0.500%, 6/15/28	125,000	115,188
1.500%, 12/15/29	150,000	176,250

		488,278

Electronic Equipment, Instruments & Components (1.1%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28	125,000	127,775
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	112,970
1.375%, 7/15/30§	104,000	108,485
OSI Systems, Inc.
2.250%, 8/1/29§	56,000	68,161
Vishay Intertechnology, Inc.
2.250%, 9/15/30	125,000	110,312

		527,703

IT Services (4.7%)
Akamai Technologies, Inc.
0.375%, 9/1/27	173,000	168,415
1.125%, 2/15/29	275,000	261,250
Applied Digital Corp.
2.750%, 6/1/30§	70,000	60,725
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	251,000
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	294,000	273,398
Okta, Inc.
0.125%, 9/1/25	105,000	102,743
0.375%, 6/15/26	60,000	57,240
Shopify, Inc.
0.125%, 11/1/25	165,000	165,412
Snowflake, Inc.
(Zero Coupon), 10/1/27§	212,000	244,860
(Zero Coupon), 10/1/29§	181,000	211,679
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	309,972
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	122,188

		2,228,882

Semiconductors & Semiconductor Equipment (2.8%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	75,800
(Zero Coupon), 3/1/28	170,000	143,990
Microchip Technology, Inc.
0.750%, 6/1/30§	230,000	214,935
MKS Instruments, Inc.
1.250%, 6/1/30§	263,000	236,569
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	147,875
0.500%, 3/1/29	275,000	236,857
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	35,000	33,845
Synaptics, Inc.
0.750%, 12/1/31§	78,000	73,320
Wolfspeed, Inc.
1.750%, 5/1/26	100,000	63,000
0.250%, 2/15/28	130,000	31,005
1.875%, 12/1/29	324,000	69,660

		1,326,856

Software (14.3%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	109,882
2.250%, 6/1/29§	80,000	77,040
Bentley Systems, Inc.
0.125%, 1/15/26(x)	115,000	110,688
0.375%, 7/1/27	100,000	90,600
BILL Holdings, Inc.
(Zero Coupon), 4/1/30§	237,000	192,444
Bitdeer Technologies Group
5.250%, 12/1/29§	85,000	77,350
BlackLine, Inc.
1.000%, 6/1/29§	109,000	107,575
Box, Inc.
1.500%, 9/15/29§	85,000	81,685
Cleanspark, Inc.
(Zero Coupon), 6/15/30§	100,000	72,057
Confluent, Inc.
(Zero Coupon), 1/15/27	210,000	193,725
Core Scientific, Inc.
3.000%, 9/1/29§	80,000	83,800
(Zero Coupon), 6/15/31§	123,000	103,089
Datadog, Inc.
0.125%, 6/15/25	110,000	123,035
(Zero Coupon), 12/1/29§	193,000	167,620
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	132,705
(Zero Coupon), 3/1/28	100,000	98,400
Five9, Inc.
0.500%, 6/1/25	76,000	75,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 3/15/29	$125,000	$106,438
Guidewire Software, Inc.
1.250%, 11/1/29§	129,000	134,354
HubSpot, Inc.
0.375%, 6/1/25	55,000	110,687
InterDigital, Inc.
3.500%, 6/1/27	81,000	217,525
IREN Ltd.
3.250%, 6/15/30§	70,000	51,371
Jamf Holding Corp.
0.125%, 9/1/26	66,000	61,960
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	25,025
MARA Holdings, Inc.
(Zero Coupon), 3/1/30§	150,000	106,125
(Zero Coupon), 6/1/31§	160,000	114,080
MicroStrategy, Inc.
0.625%, 9/15/28§	105,000	182,962
(Zero Coupon), 12/1/29§	475,000	382,850
(Zero Coupon), 3/1/30§	360,000	342,202
0.625%, 3/15/30	198,000	401,742
0.875%, 3/15/31	133,000	187,464
2.250%, 6/15/32§	185,000	295,630
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	58,410
Nutanix, Inc.
0.250%, 10/1/27	110,000	146,355
0.500%, 12/15/29§	144,000	152,140
PagerDuty, Inc.
1.500%, 10/15/28	65,000	64,474
Palo Alto Networks, Inc.
0.375%, 6/1/25	95,000	325,755
Progress Software Corp.
1.000%, 4/15/26	90,000	96,075
3.500%, 3/1/30	75,000	78,750
Rapid7, Inc.
0.250%, 3/15/27	135,000	123,441
RingCentral, Inc.
(Zero Coupon), 3/15/26	120,000	114,225
Riot Platforms, Inc.
0.750%, 1/15/30§	100,000	77,087
Terawulf, Inc.
2.750%, 2/1/30§	100,000	68,600
Tyler Technologies, Inc.
0.250%, 3/15/26	105,000	127,937
Unity Software, Inc.
(Zero Coupon), 11/15/26	104,000	96,200
(Zero Coupon), 3/15/30§	123,000	110,823
Varonis Systems, Inc.
1.000%, 9/15/29§	80,000	73,440
Workiva, Inc.
1.250%, 8/15/28	144,000	133,776
Zscaler, Inc.
0.125%, 7/1/25	205,000	271,215

		6,735,969

Technology Hardware, Storage & Peripherals (2.5%)
Seagate HDD Cayman
3.500%, 6/1/28	270,000	325,080
Super Micro Computer, Inc.
2.250%, 7/15/28§	100,000	102,880
3.500%, 3/1/29	375,000	361,875
Western Digital Corp.
3.000%, 11/15/28	275,000	353,650
Xerox Holdings Corp.
3.750%, 3/15/30	75,000	42,375

		1,185,860

Total Information Technology		12,493,548

Materials (1.1%)
Metals & Mining (1.1%)
B2Gold Corp.
2.750%, 2/1/30§	72,000	83,354
MP Materials Corp.
3.000%, 3/1/30§	144,000	198,365
United States Steel Corp.
5.000%, 11/1/26	70,000	221,340

Total Materials		503,059

Real Estate (3.6%)
Diversified REITs (0.4%)
Digital Realty Trust LP (REIT)
1.875%, 11/15/29§	191,000	189,147

Health Care REITs (1.7%)
Ventas Realty LP (REIT)
3.750%, 6/1/26	150,000	192,975
Welltower OP LLC (REIT)
2.750%, 5/15/28§	205,000	334,150
3.125%, 7/15/29§	191,000	250,210

		777,335

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	126,158

Industrial REITs (0.4%)
Rexford Industrial Realty LP (REIT)
4.375%, 3/15/27§	113,000	112,661
4.125%, 3/15/29§	63,000	62,244

		174,905

Real Estate Management & Development (0.6%)
Anywhere Real Estate Group LLC
0.250%, 6/15/26	85,000	78,880
Opendoor Technologies, Inc.
0.250%, 8/15/26§	75,000	66,750
Redfin Corp.
0.500%, 4/1/27	80,000	69,885
Zillow Group, Inc.
2.750%, 5/15/25	85,000	88,230

		303,745

Retail REITs (0.2%)
Federal Realty OP LP (REIT)
3.250%, 1/15/29§	108,000	107,568

Total Real Estate		1,678,858

Utilities (8.9%)
Electric Utilities (5.8%)
Alliant Energy Corp.
3.875%, 3/15/26	105,000	112,245
Duke Energy Corp.
4.125%, 4/15/26	325,000	352,235
Evergy, Inc.
4.500%, 12/15/27	225,000	264,422
FirstEnergy Corp.
4.000%, 5/1/26	270,000	273,510
NextEra Energy Capital Holdings, Inc.
3.000%, 3/1/27	190,000	219,260
PG&E Corp.
4.250%, 12/1/27	381,000	402,526
Pinnacle West Capital Corp.
4.750%, 6/15/27§	122,000	136,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
PPL Capital Funding, Inc.
2.875%, 3/15/28(x)	$200,000	$223,800
Southern Co. (The)
3.875%, 12/15/25	292,000	324,996
4.500%, 6/15/27§	285,000	313,728
TXNM Energy, Inc.
5.750%, 6/1/54§	101,000	126,013

		2,749,671

Gas Utilities (0.4%)
UGI Corp.
5.000%, 6/1/28§	154,000	198,855

Independent Power and Renewable Electricity Producers (0.5%)
Ormat Technologies, Inc.
2.500%, 7/15/27	68,000	69,870
XPLR Infrastructure LP
(Zero Coupon), 11/15/25§	115,000	110,975
2.500%, 6/15/26§	50,000	47,675

		228,520

Multi-Utilities (1.9%)
CenterPoint Energy, Inc.
4.250%, 8/15/26	200,000	216,400
3.369%, 9/15/29(e)	200,000	90,262
CMS Energy Corp.
3.375%, 5/1/28	163,000	180,278
WEC Energy Group, Inc.
4.375%, 6/1/27§	169,000	197,787
4.375%, 6/1/29§	160,000	191,461

		876,188

Water Utilities (0.3%)
American Water Capital Corp.
3.625%, 6/15/26	150,000	153,150

Total Utilities		4,206,384

Total Convertible Bonds		40,511,328

Total Long-Term Debt Securities (85.9%) (Cost $41,414,248)		40,511,328

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	287,224	287,224
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	250,000	250,000

Total Investment Companies		737,224

Total Short-Term Investments (1.6%) (Cost $737,224)		737,224

Total Investments in Securities (100.9%) (Cost $48,829,631)		47,560,646
Other Assets Less Liabilities (-0.9%)		(421,429)

Net Assets (100%)		$47,139,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $13,798,286 or 29.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $729,957. This was collateralized by cash of $737,224 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$112	$—	$—	$112
Convertible Bonds
Communication Services	—	2,280,935	—	2,280,935
Consumer Discretionary	—	7,334,591	—	7,334,591
Consumer Staples	—	428,075	—	428,075
Energy	—	285,229	—	285,229
Financials	—	2,477,786	—	2,477,786
Health Care	—	5,456,681	—	5,456,681
Industrials	—	3,366,182	—	3,366,182
Information Technology	—	12,493,548	—	12,493,548
Materials	—	503,059	—	503,059
Real Estate	—	1,678,858	—	1,678,858
Utilities	—	4,206,384	—	4,206,384
Convertible Preferred Stocks
Financials	2,725,059	85,401	—	2,810,460
Health Care	65,000	—	—	65,000
Industrials	1,341,576	—	—	1,341,576
Information Technology	608,296	—	—	608,296
Materials	285,200	—	—	285,200
Utilities	1,201,450	—	—	1,201,450
Short-Term Investments
Investment Companies	737,224	—	—	737,224

Total Assets	$6,963,917	$40,596,729	$—	$47,560,646

Total Liabilities	$—	$—	$—	$—

Total	$6,963,917	$40,596,729	$—	$47,560,646

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,697,755
Aggregate gross unrealized depreciation	(5,356,186)

Net unrealized depreciation	$(1,658,431)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,219,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.7%)
AASET Trust,
Series 2024-1A B
6.900%, 5/16/49§	$968,068	$1,007,889
ABFC Trust,
Series 2007-WMC1 A1A
5.685%, 6/25/37(l)	2,341,037	1,595,463
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
4.955%, 10/25/36(l)	2,147,655	636,682
Affirm Asset Securitization Trust,
Series 2024-A A
5.610%, 2/15/29§	525,000	528,827
AIMCO CLO,
Series 2018-AA D1R
7.365%, 10/17/37(l)§	1,000,000	993,560
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,197,281
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	955,893
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
5.935%, 1/25/33(l)	1,983,142	1,747,288
AREIT Ltd.,
Series 2024-CRE9 B
6.857%, 5/17/41(l)§	400,000	398,002
Barings CLO Ltd.,
Series 2019-2A D1RR
7.202%, 1/15/38(l)§	500,000	497,551
BDS LLC,
Series 2022-FL11 B
6.667%, 3/19/39(l)§	500,000	500,366
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	1,373,290	1,275,432
Bridge Street CLO II Ltd.,
Series 2021-1A A1A
5.785%, 7/20/34(l)§	500,000	500,060
BSPRT Issuer Ltd.,
Series 2023-FL10 B
7.584%, 9/15/35(l)§	530,000	533,861
Canyon Capital CLO Ltd.,
Series 2014-1A CR
7.298%, 1/30/31(l)§	500,000	499,454
Series 2017-1A DR
7.564%, 7/15/30(l)§	500,000	500,412
Series 2021-1A D
7.664%, 4/15/34(l)§	500,000	497,757
Canyon CLO Ltd.,
Series 2020-1A DR2
7.402%, 7/15/34(l)§	500,000	500,897
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR
7.143%, 7/20/34(l)§	1,000,000	998,901
Carlyle US CLO,
Series 2024-4A D
7.493%, 7/20/37(l)§	500,000	501,005
Castlelake Aircraft Structured Trust,
Series 2021-1A B
6.656%, 1/15/46§	311,532	311,336
Cathedral Lake VIII Ltd.,
Series 2021-8A C
7.175%, 1/20/35(l)§	500,000	500,353
Series 2021-8A D1
7.975%, 1/20/35(l)§	1,000,000	1,000,177
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	562,738	516,276
Clover CLO LLC,
Series 2021-3A DR
6.850%, 1/25/35(l)§	500,000	490,737
Compass Datacenters Issuer II LLC,
Series 2024-1A B
7.000%, 2/25/49§	500,000	508,006
Cook Park CLO Ltd.,
Series 2018-1A D
7.164%, 4/17/30(l)§	500,000	500,421
Crown Point CLO IV Ltd.,
Series 2018-4A C
6.455%, 4/20/31(l)§	500,000	500,634
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2
4.650%, 5/20/49§	500,000	472,704
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	485,948
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,437,037
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
7.685%, 8/15/31(l)§	500,000	500,521
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
7.164%, 4/15/31(l)§	500,000	499,995
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
7.805%, 4/20/34(l)§	500,000	498,459
Elevation CLO Ltd.,
Series 2013-1A BR2
7.835%, 8/15/32(l)§	1,250,000	1,248,722
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,935,648
Fremont Home Loan Trust,
Series 2006-D 1A1
4.575%, 11/25/36(l)	4,344,490	2,389,622
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
7.564%, 7/15/31(l)§	500,000	500,412
Gilead Aviation LLC,
Series 2025-1A B
6.524%, 3/15/50§	500,000	503,224
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	245,112	203,993
Invesco US CLO Ltd.,
Series 2023-3A B
6.952%, 7/15/36(l)§	500,000	500,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-3A C
7.452%, 7/15/36(l)§	$500,000	$502,716
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	284,086	278,409
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	319,387	314,801
KREF Ltd.,
Series 2021-FL2 AS
5.734%, 2/15/39(l)§	410,000	401,459
LCM 28 Ltd.,
Series 28A D
7.505%, 10/20/30(l)§	500,000	491,771
Long Point Park CLO Ltd.,
Series 2017-1A C
6.964%, 1/17/30(l)§	500,000	500,423
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	527,868	508,120
Madison Park Funding XL Ltd.,
Series 9A DR
8.175%, 5/28/30(l)§	500,000	500,569
Magnetite XLII Ltd.,
Series 2024-42A D1
7.111%, 1/25/38(l)§	500,000	497,568
Magnetite XXIII Ltd.,
Series 2019-23A DR
7.612%, 1/25/35(l)§	500,000	500,047
Magnetite XXXI Ltd.,
Series 2021-31A E
10.564%, 7/15/34(l)§	500,000	499,503
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
4.735%, 7/25/37(l)	4,993,590	1,003,719
MF1 LLC,
Series 2023-FL12 B
7.494%, 10/19/38(l)§	500,000	500,906
Series 2024-FL14 AS
6.557%, 3/19/39(l)§	530,000	530,166
MF1 Ltd.,
Series 2021-FL7 A
5.511%, 10/16/36(l)§	281,460	280,609
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
6.004%, 8/18/41(l)§	530,000	530,331
MidOcean Credit CLO III,
Series 2014-3A BR
6.355%, 4/21/31(l)§	1,000,000	999,667
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	126,643	120,053
Series 2018-2GS A
4.200%, 2/22/44§	209,655	192,533
Series 2019-2A B
3.280%, 9/20/40§	167,291	148,294
Nassau Ltd.,
Series 2018-IA A
5.714%, 7/15/31(l)§	153,635	153,726
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	3,850,000	3,609,081
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	213,667	208,632
Octagon 53 Ltd.,
Series 2021-1A E
11.064%, 4/15/34(l)§	1,000,000	920,153
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
7.055%, 1/20/30(l)§	500,000	500,431
OFSI BSL XI Ltd.,
Series 2022-11A BR
7.093%, 10/18/35(l)§	500,000	500,015
Option One Mortgage Loan Trust,
Series 2006-1 M2
5.005%, 1/25/36(l)	3,164,000	2,355,020
Ownit Mortgage Loan Trust,
Series 2006-3 M1
4.765%, 3/25/37(l)	2,307,314	2,296,274
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	816,000	804,393
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,146,613	1,136,314
Series 2024-SFR4 D
3.325%, 7/17/41§	5,000,000	4,538,946
Series 2024-SFR5 C
3.250%, 8/9/29(l)§	2,800,000	2,574,650
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,460,672
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	270,168	256,657
Sound Point CLO XX Ltd.,
Series 2018-2A C
6.512%, 7/26/31(l)§	500,000	496,820
Sound Point CLO XXIV,
Series 2019-3A DR
8.062%, 10/25/34(l)§	500,000	484,177
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
7.905%, 7/20/34(l)§	500,000	497,687
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
7.962%, 10/25/34(l)§	500,000	475,000
Stack Infrastructure Issuer LLC,
Series 2020-1A A2
1.893%, 8/25/45§	500,000	493,637
Storm King Park CLO Ltd.,
Series 2022-1A AR
5.662%, 10/15/37(l)§	1,000,000	1,003,984
Subway Funding LLC,
Series 2024-1A A23
6.505%, 7/30/54§	249,375	253,132
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	417,419	389,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Switch ABS Issuer LLC,
Series 2024-2A A2
5.436%, 6/25/54§	$250,000	$249,162
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	211,000	198,667
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
7.464%, 1/15/31(l)§	500,000	500,265
Series 2014-2A ER
10.314%, 1/15/31(l)§	500,000	420,868
Series 2018-1A D
7.464%, 7/15/30(l)§	500,000	500,265
Series 2018-1A E
10.064%, 7/15/30(l)§	500,000	497,951
Series 2018-3A D
7.505%, 1/20/31(l)§	1,400,000	1,400,762
Trestles CLO VI Ltd.,
Series 2023-6A A1R
5.454%, 4/25/38(l)§	500,000	497,991
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	308,750	285,768
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	407,853	381,797
TRTX Issuer Ltd.,
Series 2021-FL4 A
5.634%, 3/15/38(l)§	341,526	340,519
Upland CLO Ltd.,
Series 2016-1A CR
7.455%, 4/20/31(l)§	1,000,000	1,000,854
USQ Rail III LLC,
Series 2021-3A A
2.210%, 6/28/51§	428,802	403,981
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	845,046	794,242
Voya CLO Ltd.,
Series 2014-4A DR
10.499%, 7/14/31(l)§	1,000,000	973,725
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	539,573	502,558
Wind River CLO Ltd.,
Series 2014-3A DR2
7.952%, 10/22/31(l)§	1,500,000	1,502,614
Series 2021-4A A
5.725%, 1/20/35(l)§	500,000	499,551

Total Asset- Backed Securities		77,033,336

Collateralized Mortgage Obligations (12.9%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	365,903	209,280
Series 2006-6CB 2A10
6.000%, 5/25/36	1,614,350	617,168
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,282,957
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
4.915%, 4/25/36(l)	615,906	545,395
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	160,337	134,589
Series 2007-5 3A1
6.000%, 7/25/37	1,285,630	1,096,908
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,818,357	1,527,902
CHL Mortgage Pass- Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,628,832	718,091
Series 2006-J4 A5
6.250%, 9/25/36	303,505	106,921
Series 2007-14 A18
6.000%, 9/25/37	1,400,496	715,580
Series 2007-HY1 1A1
4.738%, 4/25/37(l)	127,228	118,197
Series 2007-HY1 2A1
4.255%, 3/25/37(l)	56,562	51,965
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
5.469%, 3/25/36(l)	53,239	52,146
Series 2006-AR7 2A3A
4.873%, 11/25/36(l)	97,799	93,217
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	975,612	878,309
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	1,713,249	1,726,768
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
7.340%, 1/25/42(l)§	2,500,000	2,549,746
FHLMC,
Series 4050 ND
2.500%, 9/15/41	76,919	75,621
Series 4076 QD
2.500%, 11/15/41	68,484	67,505
Series 5057 AX
2.000%, 12/25/50	1,248,033	756,603
Series 5524 FB
5.555%, 4/25/55(l)	3,201,000	3,201,522
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
6.740%, 2/25/42(l)§	1,000,000	1,017,208
Series 2022-DNA3 M1B
7.240%, 4/25/42(l)§	2,800,000	2,878,444
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	413,377	397,316
FNMA,
Series 2012-100 GN
2.500%, 9/25/42	3,499,322	3,121,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-54 NP
2.500%, 3/25/43	$411,584	$381,652
Series 2014-89 FM
4.854%, 1/25/45(l)	3,043,324	2,988,992
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	2,029,394	63,836
Series 2024-90 FA
5.840%, 12/25/54(l)	1,067,728	1,077,623
Series 2024-96 FC
5.540%, 12/25/54(l)	2,395,616	2,390,822
GNMA,
Series 2019-36 EB
3.500%, 3/20/49	2,411,765	2,167,953
Series 2019-90 BF
4.784%, 7/20/49(l)	1,816,197	1,762,730
Series 2020-188
2.000%, 12/20/50 IO	2,260,656	266,474
Series 2021-117 ID
3.500%, 6/20/51 IO	1,385,945	240,419
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
4.915%, 4/25/47(l)	2,001,353	1,742,859
HomeBanc Mortgage Trust,
Series 2005-4 M4
5.410%, 10/25/35(l)	7,066,300	6,120,043
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,119,472
JP Morgan Mortgage Trust,
Series 2024-NQM1 A1
5.592%, 2/25/64(e)§	1,430,643	1,435,970
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	1,582,399	1,588,120
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,256,199	1,035,043
Series 2007-QS8 A10
6.000%, 6/25/37	796,171	632,586
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,394,319	511,417
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	106,301	92,495
STRU BMOC,
4.900%, 3/27/55	2,522,000	2,530,965
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
5.315%, 10/25/35(l)	823,732	783,379
Structured Mortgage Securities Corp.,
5.637%, 3/27/55	3,800,000	3,800,000
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	92,292	85,032
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,145,722
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,164,411
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,859,823
Series 2023-INV1 A1
5.999%, 2/25/68(e)§	2,056,798	2,060,620
Series 2024-3 M1
6.887%, 4/25/69(l)§	750,000	758,813
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	106,846	96,047
Series 2007-PA6 A1
6.549%, 12/28/37(l)	733,256	667,443

Total Collateralized Mortgage Obligations		67,511,513

Commercial Mortgage-Backed Securities (5.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	215,991
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	525,686
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	500,706
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	291,919
Series 2021-BN37 C
3.106%, 11/15/64(l)	412,000	315,042
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	596,147
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	119,318
BANK5,
Series 2024-5YR10 AS
5.637%, 10/15/57	526,000	523,245
Series 2024-5YR9 A3
5.614%, 8/15/57	529,000	541,571
BBCMS Mortgage Trust,
Series 2018-TALL F
7.752%, 3/15/37(l)§	550,000	386,089
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	451,458
Series 2021-C12 A5
2.689%, 11/15/54	653,000	567,052
Series 2021-C12 XD
1.028%, 11/15/54 IO(l)§	9,899,000	573,969
Series 2021-C9 A5
2.299%, 2/15/54	668,000	579,682
Series 2023-C19 A5
5.451%, 4/15/56	525,000	536,993
Series 2024-5C29 A3
5.208%, 9/15/57	527,000	528,325
Benchmark Mortgage Trust,
Series 2019-B13 A3
2.701%, 8/15/57	525,000	482,928
Series 2021-B23 XA
1.257%, 2/15/54 IO(l)	4,807,480	259,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-B32 AS
3.410%, 1/15/55(l)	$740,000	$612,395
Series 2024-V10 A3
5.277%, 9/15/57	530,000	536,530
Series 2024-V8 A2
5.707%, 7/15/57	528,000	541,744
Series 2024-V9 A3
5.602%, 8/15/57	528,000	540,253
BMO Mortgage Trust,
Series 2024-5C3 AS
6.286%, 2/15/57(l)	516,000	523,653
Series 2024-5C6 A3
5.316%, 9/15/57	527,000	534,072
BPR Trust,
Series 2021-TY A
5.484%, 9/15/38(l)§	536,000	531,980
BX Trust,
Series 2019-OC11 D
3.944%, 12/9/41(l)§	350,000	315,950
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	50,200
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	842,707
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	479,324
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.745%, 2/10/49(l)	504,000	459,314
Series 2016-P4 XA
1.875%, 7/10/49 IO(l)	649,251	9,750
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	319,452
Series 2019-GC41 B
3.199%, 8/10/56	276,000	244,274
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	303,975
Series 2020-555 F
3.503%, 12/10/41(l)§	364,000	296,853
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	343,509
Commercial Mortgage Trust,
Series 2014-CR16 C
4.751%, 4/10/47(l)	900,000	854,391
Series 2015-CR25 B
4.517%, 8/10/48(l)	675,000	650,178
Series 2015-CR26 XA
0.884%, 10/10/48 IO(l)	903,068	173
Series 2015-DC1 C
4.375%, 2/10/48(l)	100,000	89,601
Series 2016-DC2 XA
0.907%, 2/10/49 IO(l)	671,186	2,535
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.171%, 4/15/50 IO(l)	85,717	1
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	468,043
CSMC Trust,
Series 2021-B33 B
3.645%, 10/10/43(l)§	620,000	529,496
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
5.866%, 7/15/35(l)§	272,000	10,200
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.274%, 11/10/47(l)§	100,000	56,109
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	543,916
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.876%, 1/15/49 IO(l)	580,046	3,757
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	53,163
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.701%, 7/15/50(l)	600,000	489,377
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	739,288
Series 2016-C2 XA
1.469%, 6/15/49 IO(l)	675,204	5,417
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	366,121
Lstar Commercial Mortgage Trust,
Series 2016-4 C
4.566%, 3/10/49(l)§	72,000	67,378
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	500,000	459,183
Series 2017-C33 B
4.105%, 5/15/50	753,000	705,603
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.838%, 12/15/48 IO(l)	849,889	4,029
Series 2016-UB11 XA
1.431%, 8/15/49 IO(l)	702,593	9,495
Series 2019-H7 C
4.128%, 7/15/52	850,000	753,079
Series 2021-L7 XD
0.922%, 10/15/54 IO(l)§	11,180,000	572,283
NJ Trust,
Series 2023-GSP A
6.481%, 1/6/29(l)§	500,000	522,355
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.820%, 10/10/48 IO(l)	440,841	5,214
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	380,000	314,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Commercial Mortgage Trust,
Series 2017-C6 B
4.154%, 12/15/50(l)	$343,000	$311,867
Series 2017-C7 C
4.576%, 12/15/50(l)	500,000	454,759
Series 2018-C13 A3
4.069%, 10/15/51	435,450	426,255
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
3.649%, 3/10/46(l)§	499,000	389,487
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§	261,000	262,402
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	334,882	286,377
Series 2019-1 M2
4.010%, 3/25/49(l)§	168,971	142,073
Series 2019-1 M3
4.120%, 3/25/49(l)§	138,730	119,009
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
0.825%, 9/15/58 IO(l)	4,514,472	7,719
Series 2015-C31 C
4.591%, 11/15/48(l)	105,000	102,002
Series 2015-P2 XA
0.903%, 12/15/48 IO(l)	591,646	1,228
Series 2016-NXS6 XA
1.572%, 11/15/49 IO(l)	678,460	8,200
Series 2017-RC1 XA
1.372%, 1/15/60 IO(l)	716,178	15,301
Series 2019-C50 C
4.345%, 5/15/52	412,000	352,344
Series 2020-C58 B
2.704%, 7/15/53	550,000	443,001

Total Commercial Mortgage- Backed Securities		27,078,303

Corporate Bonds (22.7%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.300%, 2/15/30	500,000	490,036
3.500%, 9/15/53	872,000	589,976
Bell Canada
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.39%), 6.875%,
9/15/55(k)	178,000	178,656
CCO Holdings LLC
5.125%, 5/1/27§	100,000	98,125
4.750%, 3/1/30§	140,000	129,780
4.750%, 2/1/32§	25,000	22,203
4.250%, 1/15/34(x)§	115,000	94,731
Consolidated Communications, Inc.
5.000%, 10/1/28§	135,000	126,056
Level 3 Financing, Inc.
10.500%, 4/15/29§	140,000	154,875
4.500%, 4/1/30§	70,000	56,262
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	465,106
Windstream Services LLC
8.250%, 10/1/31§	55,000	55,963

		2,461,769

Entertainment (0.1%)
Netflix, Inc.
5.400%, 8/15/54	221,000	215,212
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	519,000	523,444

		738,656

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.450%, 8/15/52	338,000	285,460

Media (0.3%)
Charter Communications Operating LLC
6.100%, 6/1/29	114,000	117,794
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29(x)§	85,000	70,125
Directv Financing LLC
5.875%, 8/15/27§	210,000	203,437
DISH DBS Corp.
5.750%, 12/1/28§	115,000	96,934
5.125%, 6/1/29	40,000	26,050
EchoStar Corp.
10.750%, 11/30/29	80,000	83,900
Gray Media, Inc.
10.500%, 7/15/29§	95,000	98,444
McGraw-Hill Education,
Inc.
5.750%, 8/1/28§	105,000	102,375
7.375%, 9/1/31§	40,000	40,200
Sirius XM Radio LLC
5.500%, 7/1/29§	105,000	101,325
Univision Communications, Inc.
7.375%, 6/30/30§	100,000	95,500
Videotron Ltd.
5.700%, 1/15/35§	306,000	305,652

		1,341,736

Wireless Telecommunication Services (0.2%)
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	200,000	199,760
Digicel Group Holdings Ltd.
Series 2B14
(Zero Coupon), 12/31/30(r)§	14,052	1,127
Series 4B14
(Zero Coupon), 12/31/30(r)§	40,405	636
Millicom International Cellular SA
5.125%, 1/15/28(m)	180,000	175,374
6.250%, 3/25/29(m)	360,000	357,300
T-Mobile USA, Inc.
3.400%, 10/15/52	346,000	232,046
5.250%, 6/15/55	195,000	178,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 11/15/55	$183,000	$182,832

		1,327,510

Total Communication Services		6,155,131

Consumer Discretionary (1.4%)
Automobile Components (0.0%)†
Clarios Global LP
6.750%, 2/15/30§	185,000	186,329
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29§	95,000	72,081

		258,410

Automobiles (0.1%)
Hyundai Capital America
5.300%, 1/8/29§	591,000	595,631

Broadline Retail (0.0%)†
Wayfair LLC
7.250%, 10/31/29§	90,000	86,039

Distributors (0.1%)
BCPE Empire Holdings, Inc.
7.625%, 5/1/27§	290,000	282,750
Dealer Tire LLC
8.000%, 2/1/28§	120,000	116,250
Genuine Parts Co.
4.950%, 8/15/29	299,000	299,783

		698,783

Diversified Consumer Services (0.1%)
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29§	160,000	151,098
Wand NewCo 3, Inc.
7.625%, 1/30/32§	115,000	117,731

		268,829

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.000%, 10/15/32(x)§	205,000	191,419
Carnival Corp.
6.125%, 2/15/33§	103,000	101,712
Expedia Group, Inc.
3.800%, 2/15/28	311,000	302,339
5.400%, 2/15/35	374,000	370,693
Fertitta Entertainment LLC
6.750%, 1/15/30§	110,000	94,944
Full House Resorts, Inc.
8.250%, 2/15/28§	80,000	78,400
Hyatt Hotels Corp.
5.250%, 6/30/29	296,000	298,732
Life Time, Inc.
6.000%, 11/15/31§	200,000	197,500
Light & Wonder International, Inc.
7.250%, 11/15/29§	140,000	141,193
Marriott International, Inc.
5.300%, 5/15/34	306,000	303,734
McDonald’s Corp.
4.450%, 3/1/47	344,000	289,949
NCL Corp. Ltd.
6.750%, 2/1/32§	70,000	69,325
Rivers Enterprise Borrower LLC
6.625%, 2/1/33§	285,000	280,013
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	297,000	295,515
Sabre GLBL, Inc.
8.625%, 6/1/27§	59,000	58,373
10.750%, 11/15/29(x)§	116,000	116,754
Scientific Games Holdings LP
6.625%, 3/1/30§	85,000	80,006
Six Flags Entertainment Corp.
7.250%, 5/15/31§	185,000	185,272

		3,455,873

Household Durables (0.1%)
DR Horton, Inc.
5.000%, 10/15/34	323,000	313,125
Mattamy Group Corp.
4.625%, 3/1/30§	110,000	101,030
Meritage Homes Corp.
5.650%, 3/15/35	174,000	171,197

		585,352

Specialty Retail (0.3%)
AutoNation, Inc.
5.890%, 3/15/35	248,000	246,902
Carvana Co.
9.000%, 12/1/28 PIK§	64,452	66,224
11.000%, 6/1/30 PIK§	35,000	37,056
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	100,000	103,105
InRetail Consumer
3.250%, 3/22/28(m)	600,000	563,400
Lowe’s Cos., Inc.
5.625%, 4/15/53	175,000	168,317
Michaels Cos., Inc. (The)
5.250%, 5/1/28(x)§	40,000	27,450
7.875%, 5/1/29§	35,000	18,900
O’Reilly Automotive, Inc.
5.000%, 8/19/34	152,000	148,697
Staples, Inc.
10.750%, 9/1/29§	100,000	90,000
Victra Holdings LLC
8.750%, 9/15/29§	145,000	149,169

		1,619,220

Total Consumer Discretionary		7,568,137

Consumer Staples (0.7%)
Beverages (0.1%)
Keurig Dr Pepper, Inc. Series 10
5.200%, 3/15/31	301,000	306,103

Consumer Staples Distribution & Retail (0.1%)
United Natural Foods, Inc.
6.750%, 10/15/28§	415,000	409,813
US Foods, Inc.
5.750%, 4/15/33§	260,000	252,850

		662,663

Food Products (0.4%)
Bunge Ltd. Finance Corp.
4.650%, 9/17/34	369,000	355,171
Campbell’s Co. (The)
5.400%, 3/21/34	149,000	149,684
Flowers Foods, Inc.
5.750%, 3/15/35	299,000	300,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Frigorifico Concepcion SA
7.700%, 7/21/28(m)	$400,000	$304,560
JBS USA Holding Lux Sarl
3.750%, 12/1/31	236,000	214,785
Mars, Inc.
5.700%, 5/1/55§	308,000	305,092
Minerva Luxembourg SA
8.875%, 9/13/33§	200,000	212,190
Post Holdings, Inc.
6.375%, 3/1/33§	150,000	147,642

		1,989,773

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc.
8.250%, 6/30/31(x)§	85,000	74,481

Tobacco (0.1%)
BAT Capital Corp.
4.540%, 8/15/47	269,000	213,247
Philip Morris International, Inc.
5.250%, 2/13/34	267,000	268,393

		481,640

Total Consumer Staples		3,514,660

Energy (2.8%)
Energy Equipment & Services (0.3%)
Archrock Partners LP
6.625%, 9/1/32§	190,000	190,380
Guara Norte Sarl
5.198%, 6/15/34(m)	638,920	598,783
Kodiak Gas Services LLC
7.250%, 2/15/29§	190,000	193,038
Nabors Industries, Inc.
9.125%, 1/31/30§	75,000	75,023
Transocean Poseidon Ltd.
6.875%, 2/1/27§	110,250	109,148
Transocean, Inc.
8.000%, 2/1/27§	86,000	85,678
Weatherford International Ltd.
8.625%, 4/30/30§	70,000	71,050

		1,323,100

Oil, Gas & Consumable Fuels (2.5%)
Acu Petroleo Luxembourg Sarl
7.500%, 1/13/32(m)	230,661	229,796
Aethon United BR LP
7.500%, 10/1/29§	185,000	188,006
APA Corp.
6.100%, 2/15/35§	160,000	158,432
Blue Racer Midstream LLC
7.250%, 7/15/32§	95,000	97,971
Buckeye Partners LP
6.875%, 7/1/29§	195,000	198,159
Canacol Energy Ltd.
5.750%, 11/24/28(m)	400,000	210,200
Cheniere Energy Partners LP
4.000%, 3/1/31	320,000	299,792
Cheniere Energy, Inc.
4.625%, 10/15/28	304,000	300,394
Chord Energy Corp.
6.750%, 3/15/33§	180,000	179,154
Civitas Resources, Inc.
8.375%, 7/1/28§	80,000	82,400
CNX Resources Corp.
6.000%, 1/15/29§	100,000	98,375
Cosan Overseas Ltd.
8.250%, 5/5/25(m)(y)	500,000	499,480
Devon Energy Corp.
5.750%, 9/15/54	160,000	145,658
DT Midstream, Inc.
4.125%, 6/15/29§	162,000	151,674
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	309,000	294,847
Ecopetrol SA
4.625%, 11/2/31	150,000	124,875
5.875%, 5/28/45	100,000	69,988
5.875%, 11/2/51	700,000	472,500
Energy Transfer LP
5.000%, 5/15/44(e)	349,000	299,785
5.950%, 5/15/54	302,000	287,489
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.125%, 10/1/54(k)	149,000	151,123
Enterprise Products Operating LLC
5.550%, 2/16/55	294,000	283,889
Expand Energy Corp.
6.750%, 4/15/29§	91,000	92,159
5.700%, 1/15/35	156,000	156,236
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	394,586	381,060
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40(m)	359,896	294,136
GNL Quintero SA
4.634%, 7/31/29(m)	423,680	417,134
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	190,000	192,405
Harvest Midstream I LP
7.500%, 5/15/32§	180,000	184,725
Hess Midstream Operations LP
5.875%, 3/1/28§	154,000	154,385
5.500%, 10/15/30§	158,000	153,980
HF Sinclair Corp.
5.750%, 1/15/31	98,000	99,092
Hilcorp Energy I LP
7.250%, 2/15/35§	110,000	104,500
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	487,000	533,603
Kinetik Holdings LP
5.875%, 6/15/30§	152,000	149,720
Matador Resources Co.
6.500%, 4/15/32§	160,000	158,512
Medco Laurel Tree Pte. Ltd.
6.950%, 11/12/28(m)	200,000	196,530
Medco Oak Tree Pte. Ltd.
7.375%, 5/14/26(m)	400,000	402,960
MPLX LP
5.500%, 6/1/34	295,000	293,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
NGL Energy Operating LLC
8.125%, 2/15/29§	$150,000	$149,438
NGPL PipeCo LLC
3.250%, 7/15/31§	341,000	297,654
Occidental Petroleum Corp.
5.375%, 1/1/32	66,000	64,936
ONEOK, Inc.
5.375%, 6/1/29	150,000	152,185
5.650%, 9/1/34	449,000	452,216
6.625%, 9/1/53	133,000	138,851
Permian Resources Operating LLC
7.000%, 1/15/32§	100,000	102,439
6.250%, 2/1/33§	149,000	148,090
Pertamina Persero PT
1.400%, 2/9/26(m)	800,000	775,200
Petroleos del Peru SA
5.625%, 6/19/47(m)	200,000	126,000
Petroleos Mexicanos
6.750%, 9/21/47	300,000	205,125
Raizen Fuels Finance SA
5.700%, 1/17/35(m)	400,000	378,820
Sitio Royalties Operating Partnership LP
7.875%, 11/1/28§	95,000	97,137
SM Energy Co.
7.000%, 8/1/32§	195,000	190,856
Sunoco LP
6.000%, 4/15/27	90,000	89,775
Tallgrass Energy Partners LP
7.375%, 2/15/29§	95,000	95,213
Targa Resources Corp.
5.500%, 2/15/35	65,000	64,445
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	470,678
Venture Global LNG, Inc.
8.125%, 6/1/28§	60,000	61,050
8.375%, 6/1/31§	60,000	60,565
9.875%, 2/1/32§	45,000	47,739
Vital Energy, Inc.
7.875%, 4/15/32(x)§	130,000	120,738

		13,077,676

Total Energy		14,400,776

Financials (4.0%)
Banks (2.2%)
AIB Group plc
(SOFR + 1.91%), 5.871%, 3/28/35(k)§	400,000	404,926
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	500,000	493,250
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30(k)(m)	750,000	745,103
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32(k)	255,000	219,637
(SOFR + 1.65%), 5.468%, 1/23/35(k)	239,000	241,780
(SOFR + 1.70%), 5.744%, 2/12/36(k)	258,000	255,791
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	664,000	552,177
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	438,000	422,501
Barclays plc
(SOFR + 1.91%), 5.335%, 9/10/35(k)(x)	312,000	303,029
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.750%, 8/16/29(k)(y)§	286,000	294,223
BPCE SA
(SOFR + 2.04%), 6.293%, 1/14/36(k)§	350,000	359,590
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)(x)§	306,000	315,364
Canadian Imperial Bank of Commerce
(SOFR + 1.11%), 5.245%, 1/13/31(k)(x)	298,000	301,448
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)	121,000	117,526
(SOFR + 2.66%), 6.174%, 5/25/34(k)	147,000	150,364
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	304,000	289,381
Citizens Financial Group, Inc.
(SOFR + 2.01%), 5.841%, 1/23/30(k)	149,000	152,995
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	148,000	150,339
Commonwealth Bank of Australia
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.32%), 5.929%, 3/14/46(k)§	348,000	343,701
Credit Agricole SA
(SOFR + 1.74%), 5.862%, 1/9/36(k)§	317,000	323,571
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.272%, 1/15/31(k)	176,000	177,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 1.87%), 5.709%, 2/2/35(k)	$148,000	$149,092
ING Groep NV
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)(x)	200,000	199,955
Intercorp Financial Services, Inc.
4.125%, 10/19/27(m)	300,000	289,941
JPMorgan Chase & Co.
(SOFR + 0.90%), 5.140%, 1/24/31(k)	259,000	262,522
(SOFR + 1.46%), 5.294%, 7/22/35(k)	579,000	579,556
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	159,000	152,149
M&T Bank Corp.
(SOFR + 2.26%), 6.082%, 3/13/32(k)	147,000	151,648
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.574%, 1/16/36(k)	351,000	357,220
National Bank of Canada
4.500%, 10/10/29(x)	250,000	246,884
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.300%, 11/19/34(k)(y)	200,000	197,117
NatWest Markets plc
5.410%, 5/17/29(x)§	310,000	316,509
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29(k)	192,000	193,015
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	129,000	138,800
(SOFR + 1.57%), 5.153%, 8/5/32(k)	295,000	294,558
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28(k)	259,000	259,465
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	295,000	271,710
(SOFR + 2.06%), 6.491%, 10/23/34(k)	442,000	475,106
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35(k)	312,000	308,416

		11,457,848

Capital Markets (0.4%)
Ares Capital Corp.
5.950%, 7/15/29	75,000	76,001
Ares Strategic Income Fund
6.350%, 8/15/29§	127,000	128,766
5.600%, 2/15/30§	127,000	124,867
Bank of New York Mellon Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.300%, 3/20/30(k)(y)	256,000	261,760
(SOFR + 1.23%), 5.060%, 7/22/32(k)	266,000	268,261
Brookfield Finance, Inc.
5.813%, 3/3/55	308,000	299,104
Goldman Sachs Group, Inc. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.850%, 2/10/30(k)(y)	162,000	164,075
(SOFR + 1.55%), 5.330%, 7/23/35(k)	287,000	284,065
Golub Capital BDC, Inc.
2.050%, 2/15/27	160,000	150,409
Morgan Stanley
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	150,000	150,897
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	296,000	298,422
UBS Group AG
(USD SOFR ICE Swap Rate 10 year + 1.86%), 5.379%, 9/6/45(k)§	200,000	190,567

		2,397,194

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	225,000	226,405
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)(x)	310,000	316,059
Aircastle Ltd.
5.250%, 3/15/30§	284,000	282,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)	$152,000	$150,816
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	271,000	276,046
5.750%, 11/15/29§	327,000	332,314
General Motors Financial Co., Inc.
5.625%, 4/4/32	179,000	176,769
GGAM Finance Ltd.
6.875%, 4/15/29§	190,000	192,569
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	152,000	151,929
6.400%, 3/26/29§	142,000	146,636
5.150%, 3/17/30§	39,000	38,445
6.500%, 3/26/31§	31,000	32,152
OneMain Finance Corp.
7.500%, 5/15/31	235,000	238,819

		2,561,428

Financial Services (0.2%)
Fiserv, Inc.
5.450%, 3/15/34	283,000	286,008
Global Payments, Inc.
4.950%, 8/15/27	297,000	298,972
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	20,720	20,065
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	210,000	209,790
PennyMac Financial Services, Inc.
7.875%, 12/15/29§	110,000	114,400

		929,235

Insurance (0.7%)
200 Park Funding Trust
5.740%, 2/15/55§	347,000	340,065
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	145,000	144,456
6.500%, 10/1/31§	110,000	107,800
American National Group, Inc.
5.750%, 10/1/29	126,000	126,802
AmWINS Group, Inc.
4.875%, 6/30/29§	110,000	103,125
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	60,000	59,025
Arthur J Gallagher & Co.
4.850%, 12/15/29	177,000	177,935
5.150%, 2/15/35	371,000	365,548
Athene Global Funding
5.349%, 7/9/27§	245,000	247,896
4.721%, 10/8/29§	358,000	352,142
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.625%, 10/15/54(k)	302,000	297,351
Brighthouse Financial Global Funding
2.000%, 6/28/28§	170,000	154,463
Brown & Brown, Inc.
5.650%, 6/11/34	293,000	297,013
HUB International Ltd.
7.250%, 6/15/30§	80,000	82,204
Markel Group, Inc.
6.000%, 5/16/54	112,000	112,113
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	337,000	201,323
MetLife, Inc.
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.350%, 3/15/55(k)	254,000	254,711
Panther Escrow Issuer LLC
7.125%, 6/1/31§	150,000	152,625
Prudential Financial, Inc.
5.200%, 3/14/35	189,000	188,662

		3,765,259

Total Financials		21,110,964

Health Care (1.0%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	320,000	287,048
5.500%, 3/15/64	170,000	164,905
Amgen, Inc.
5.750%, 3/2/63	442,000	425,831
Gilead Sciences, Inc.
5.550%, 10/15/53	180,000	177,655

		1,055,439

Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Corp.
8.375%, 10/1/28§	240,000	248,597
Medline Borrower LP
5.250%, 10/1/29(x)§	160,000	153,568
Sotera Health Holdings LLC
7.375%, 6/1/31§	110,000	111,787
Zimmer Biomet Holdings, Inc.
5.200%, 9/15/34	305,000	302,210

		816,162

Health Care Providers & Services (0.5%)
AdaptHealth LLC
5.125%, 3/1/30§	100,000	91,000
Cardinal Health, Inc.
4.600%, 3/15/43	301,000	257,540
4.500%, 11/15/44	43,000	35,940
Centene Corp.
2.500%, 3/1/31	503,000	423,375
Community Health Systems, Inc.
6.000%, 1/15/29§	135,000	119,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Elevance Health, Inc.
4.550%, 5/15/52	$86,000	$70,163
Icon Investments Six DAC
5.849%, 5/8/29	200,000	206,103
6.000%, 5/8/34	200,000	203,375
Laboratory Corp. of America Holdings
4.800%, 10/1/34	736,000	704,721
LifePoint Health, Inc.
10.000%, 6/1/32(x)§	165,000	157,801
Quest Diagnostics, Inc.
5.000%, 12/15/34	307,000	300,650
Radiology Partners, Inc.
7.775%, 1/31/29 PIK§	137,362	135,301
Tenet Healthcare Corp.
6.125%, 6/15/30	195,000	194,269

		2,899,682

Health Care Technology (0.0%)†
IQVIA, Inc.
6.250%, 2/1/29	205,000	213,578

Pharmaceuticals (0.1%)
1375209 BC Ltd.
9.000%, 1/30/28§	16,000	15,900
Bausch Health Cos., Inc.
6.125%, 2/1/27§	75,000	76,050
5.250%, 1/30/30§	65,000	38,350
14.000%, 10/15/30§	5,000	4,722
Royalty Pharma plc
5.400%, 9/2/34	299,000	294,568

		429,590

Total Health Care		5,414,451

Industrials (3.4%)
Aerospace & Defense (0.1%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	115,000	116,725
Goat Holdco LLC
6.750%, 2/1/32(x)§	110,000	107,388
Hexcel Corp.
5.875%, 2/26/35	174,000	176,959
Northrop Grumman Corp.
5.200%, 6/1/54	312,000	290,672

		691,744

Building Products (0.4%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	190,000	190,000
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	232,944
Cornerstone Building Brands, Inc.
9.500%, 8/15/29§	105,000	86,494
CRH SMW Finance DAC
5.125%, 1/9/30	370,000	374,093
EMRLD Borrower LP
6.625%, 12/15/30§	185,000	185,410
Griffon Corp.
5.750%, 3/1/28	235,000	229,419
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32§	190,000	188,337
Owens Corning
5.700%, 6/15/34	140,000	142,995
Quikrete Holdings, Inc.
6.750%, 3/1/33§	165,000	164,175
Standard Building Solutions, Inc.
6.500%, 8/15/32§	95,000	95,013

		1,888,880

Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
7.875%, 2/15/31§	245,000	247,622
Element Fleet Management Corp.
6.319%, 12/4/28§	287,000	301,089
5.037%, 3/25/30§	254,000	253,732
Garda World Security Corp.
6.000%, 6/1/29§	230,000	216,775
Madison IAQ LLC
5.875%, 6/30/29(x)§	110,000	103,845
Republic Services, Inc.
5.150%, 3/15/35	364,000	365,372
Rollins, Inc.
5.250%, 2/24/35§	128,000	126,371
Veralto Corp.
5.350%, 9/18/28	294,000	300,716
Veritiv Operating Co.
10.500%, 11/30/30§	95,000	100,463

		2,015,985

Construction & Engineering (0.3%)
Aeropuertos Dominicanos Siglo XXI SA
7.000%, 6/30/34§	200,000	200,778
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34(m)	554,251	430,803
Brand Industrial Services, Inc.
10.375%, 8/1/30(x)§	80,000	76,218
MasTec, Inc.
5.900%, 6/15/29	294,000	300,430
Pike Corp.
8.625%, 1/31/31§	90,000	94,864
Quanta Services, Inc.
5.250%, 8/9/34	303,000	298,278

		1,401,371

Electrical Equipment (0.1%)
Regal Rexnord Corp.
6.050%, 2/15/26	116,000	116,920
6.050%, 4/15/28	176,000	180,136

		297,056

Ground Transportation (0.9%)
Ashtead Capital, Inc.
5.550%, 5/30/33§	243,000	239,592
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	410,000	387,042
CSX Corp.
3.800%, 11/1/46	758,000	589,154
Dcli Bidco LLC
7.750%, 11/15/29§	95,000	97,375
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	195,000	193,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	$324,567	$326,148
4.350%, 4/5/36(m)	524,673	489,457
Movida Europe SA
7.850%, 4/11/29(m)	400,000	354,000
7.850%, 4/11/29§	200,000	177,000
Penske Truck Leasing Co. LP
5.250%, 2/1/30§	304,000	307,151
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	156,860
Star Leasing Co. LLC
7.625%, 2/15/30§	140,000	134,050
Uber Technologies, Inc.
4.500%, 8/15/29§	340,000	333,627
4.800%, 9/15/34	296,000	287,737
Union Pacific Corp.
3.700%, 3/1/29	500,000	485,890
Watco Cos. LLC
7.125%, 8/1/32§	190,000	190,904
XPO, Inc.
7.125%, 6/1/31§	200,000	204,566

		4,954,091

Industrial Conglomerates (0.1%)
KUO SAB de CV
5.750%, 7/7/27(m)	600,000	589,500

Machinery (0.1%)
AGCO Corp.
5.800%, 3/21/34(x)	299,000	301,168
Cummins, Inc.
5.450%, 2/20/54	145,000	141,310
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	280,000	279,339

		721,817

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	451,260	435,087

Passenger Airlines (0.1%)
American Airlines, Inc.
8.500%, 5/15/29(x)§	190,000	192,613
JetBlue Airways Corp.
9.875%, 9/20/31§	75,000	73,860

		266,473

Professional Services (0.1%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	115,000	112,987
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	208,000	212,624
Verisk Analytics, Inc.
5.250%, 6/5/34	296,000	297,375
VT Topco, Inc.
8.500%, 8/15/30§	100,000	104,250

		727,236

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
5.375%, 7/15/29§	218,000	219,080
Fortress Transportation and Infrastructure Investors LLC
5.875%, 4/15/33§	155,000	148,025
GATX Corp.
5.500%, 6/15/35	176,000	175,537
WESCO Distribution, Inc.
6.375%, 3/15/33§	65,000	65,299

		607,941

Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	498,000	425,680
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	249,000	212,840
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	234,375
4.375%, 7/3/29(m)	200,000	179,500
3.100%, 2/2/31(m)	200,000	160,756
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	160,900	162,546
JSW Infrastructure Ltd.
4.950%, 1/21/29(m)	400,000	385,000
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31(m)	719,719	727,787
Rutas 2 & 7 Finance Ltd. (Zero Coupon),
9/30/36(m)	880,000	624,554
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	224,740

		3,337,778

Total Industrials		17,934,959

Information Technology (1.6%)
Communications Equipment (0.0%)†
CommScope LLC
9.500%, 12/15/31§	95,000	97,669

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
5.375%, 11/15/54	149,000	145,599
Arrow Electronics, Inc.
5.150%, 8/21/29	304,000	305,352

		450,951

IT Services (0.2%)
Kyndryl Holdings, Inc.
4.100%, 10/15/41	564,000	434,379
VeriSign, Inc.
5.250%, 6/1/32	373,000	375,490

		809,869

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc.
3.419%, 4/15/33§	468,000	415,384
3.187%, 11/15/36§	378,000	308,141
Foundry JV Holdco LLC
6.150%, 1/25/32§	500,000	517,854
5.875%, 1/25/34§	250,000	250,229
6.400%, 1/25/38§	200,000	208,524
Marvell Technology, Inc.
5.950%, 9/15/33	580,000	602,342
Micron Technology, Inc.
5.800%, 1/15/35	439,000	447,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Qorvo, Inc.
3.375%, 4/1/31§	$174,000	$152,306
Renesas Electronics Corp.
2.170%, 11/25/26§	660,000	632,256

		3,534,434

Software (0.4%)
AppLovin Corp.
5.375%, 12/1/31	152,000	152,105
AthenaHealth Group, Inc.
6.500%, 2/15/30§	105,000	98,569
Atlassian Corp.
5.250%, 5/15/29	250,000	253,431
Cadence Design Systems, Inc.
4.700%, 9/10/34	142,000	137,947
Central Parent LLC
8.000%, 6/15/29(x)§	45,000	39,487
Ellucian Holdings, Inc.
6.500%, 12/1/29§	185,000	181,762
Intuit, Inc.
5.500%, 9/15/53	257,000	252,857
Oracle Corp.
3.800%, 11/15/37	110,000	92,416
5.375%, 9/27/54	193,000	174,885
Synopsys, Inc.
5.150%, 4/1/35	249,000	249,003
UKG, Inc.
6.875%, 2/1/31§	95,000	96,158
Workday, Inc.
3.700%, 4/1/29	282,000	271,218
3.800%, 4/1/32	161,000	148,593

		2,148,431

Technology Hardware, Storage & Peripherals (0.2%)
Dell, Inc.
6.500%, 4/15/38	280,000	295,020
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	736,000	714,678
NetApp, Inc.
1.875%, 6/22/25	272,000	270,117

		1,279,815

Total Information Technology		8,321,169

Materials (1.8%)
Chemicals (0.4%)
Braskem Netherlands Finance BV
4.500%, 1/31/30(m)	200,000	170,890
Celanese US Holdings LLC
6.500%, 4/15/30	45,000	44,619
6.750%, 4/15/33	45,000	43,585
CF Industries, Inc.
5.375%, 3/15/44	322,000	293,783
EQUATE Petrochemical Co. KSC
5.000%, 5/18/25(m)	400,000	400,036
Illuminate Buyer LLC
9.000%, 7/1/28§	195,000	194,756
OCP SA
6.750%, 5/2/34(m)	600,000	615,750
Olin Corp.
6.625%, 4/1/33§	70,000	67,848
Unigel Luxembourg SA
+ 0.00%), 13.500%, 12/31/27 PIK(k)(m)	29,934	27,764
+ 0.00%), 13.500%, 12/31/27 PIK(k)§	21,315	19,769
+ 0.00%), 11.000%, 12/31/28 PIK(k)(m)	104,747	39,302
+ 0.00%), 11.000%,
12/31/28 PIK(k)§	24,359	9,140
Unigel Netherlands Holding Corp. BV
15.000%, 12/31/44 PIK(m)	131,402	2,628
WR Grace Holdings LLC
5.625%, 8/15/29§	115,000	98,691

		2,028,561

Containers & Packaging (0.3%)
Amcor Flexibles North America, Inc.
5.100%, 3/17/30§	77,000	77,625
Berry Global, Inc.
4.875%, 7/15/26§	113,000	112,868
5.650%, 1/15/34	177,000	178,542
CCL Industries, Inc.
3.050%, 6/1/30§	240,000	217,980
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32§	35,000	35,131
Sealed Air Corp.
7.250%, 2/15/31§	145,000	149,894
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§	335,000	339,572
Sonoco Products Co.
4.600%, 9/1/29	153,000	150,708
Trident TPI Holdings, Inc.
12.750%, 12/31/28§	270,000	288,900

		1,551,220

Metals & Mining (1.1%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	500,000	470,156
Aris Mining Corp.
8.000%, 10/31/29§	200,000	202,500
CAP SA
3.900%, 4/27/31(m)	300,000	245,850
3.900%, 4/27/31§	400,000	327,800
Corp. Nacional del Cobre de Chile
5.125%, 2/2/33(m)	500,000	481,500
CSN Resources SA
5.875%, 4/8/32(m)	600,000	486,528
Freeport Indonesia PT
4.763%, 4/14/27(m)	400,000	397,500
5.315%, 4/14/32(m)	200,000	196,252
Freeport-McMoRan, Inc.
4.375%, 8/1/28	300,000	294,984
5.250%, 9/1/29	200,000	201,614
Glencore Funding LLC
5.371%, 4/4/29§	516,000	525,318
Gold Fields Orogen Holdings BVI Ltd.
6.125%, 5/15/29(m)	400,000	415,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Indonesia Asahan Aluminium PT
4.750%, 5/15/25(m)	$800,000	$798,000
Minsur SA
4.500%, 10/28/31(m)	400,000	365,000
Novelis, Inc.
6.875%, 1/30/30(x)§	70,000	70,997
Rio Tinto Finance USA plc
5.750%, 3/14/55	175,000	172,906
Vale Overseas Ltd.
6.400%, 6/28/54	114,000	112,347

		5,764,252

Paper & Forest Products (0.0%)†
LD Celulose International GmbH
7.950%, 1/26/32§	200,000	205,500

Total Materials		9,549,533

Real Estate (1.1%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	735,128
VICI Properties LP (REIT)
4.625%, 12/1/29(x)§	319,000	309,429

		1,044,557

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
4.750%, 1/15/28	154,000	153,382
3.250%, 4/15/33	178,000	150,555
Sabra Health Care LP (REIT)
3.200%, 12/1/31	145,000	125,870

		429,807

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
5.700%, 7/1/34	305,000	302,723
Park Intermediate Holdings LLC (REIT)
7.000%, 2/1/30§	275,000	276,711

		579,434

Industrial REITs (0.0%)†
Americold Realty Operating Partnership LP (REIT)
5.600%, 5/15/32	126,000	126,375

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC
7.000%, 4/15/30(x)§	110,000	97,605
InRetail Shopping Malls
5.750%, 4/3/28(m)	624,000	616,200

		713,805

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
5.500%, 2/1/34	435,000	433,941
Sun Communities Operating LP (REIT)
2.700%, 7/15/31	357,000	309,698

		743,639

Retail REITs (0.1%)
Agree LP (REIT)
2.600%, 6/15/33	149,000	121,162
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
5.750%, 7/15/34	230,000	230,568

		351,730

Specialized REITs (0.4%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	686,780
5.550%, 7/15/33	145,000	147,496
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	296,094
3.650%, 9/1/27	200,000	194,716
2.250%, 1/15/31	200,000	170,093
Extra Space Storage LP (REIT)
5.400%, 2/1/34	307,000	306,038
Iron Mountain, Inc. (REIT)
7.000%, 2/15/29§	145,000	148,081
6.250%, 1/15/33§	35,000	34,606

		1,983,904

Total Real Estate		5,973,251

Utilities (3.7%)
Electric Utilities (2.5%)
Adani Electricity Mumbai Ltd.
3.949%, 2/12/30(m)	200,000	170,482
3.867%, 7/22/31(m)	400,000	324,000
Adani Transmission Step- One Ltd.
4.250%, 5/21/36(m)	507,500	417,419
AEP Texas, Inc.
5.450%, 5/15/29	173,000	176,825
AES Espana BV
5.700%, 5/4/28§	200,000	190,606
Arizona Public Service Co.
5.700%, 8/15/34	291,000	295,252
Buffalo Energy Mexico Holdings
7.875%, 2/15/39§	400,000	407,640
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§	200,000	200,112
Chile Electricity Lux MPC Sarl
6.010%, 1/20/33(m)	186,000	190,261
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	681,918	590,704
Comision Federal de Electricidad
6.450%, 1/24/35§	400,000	385,000
Duke Energy Corp.
3.150%, 8/15/27	300,000	290,580
3.950%, 8/15/47	391,000	291,575
5.000%, 8/15/52	103,000	90,835
5.800%, 6/15/54	213,000	207,831
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	334,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Enel Finance International NV
5.125%, 6/26/29§	$200,000	$201,878
Energuate Trust
5.875%, 5/3/27(m)	400,000	398,800
Entergy Arkansas LLC
5.750%, 6/1/54(x)	152,000	149,829
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	147,000	148,129
Eversource Energy
5.500%, 1/1/34	153,000	153,180
Exelon Corp.
4.050%, 4/15/30	750,000	726,173
Fenix Power Peru SA
4.317%, 9/20/27(m)	342,353	336,156
ITC Holdings Corp.
5.400%, 6/1/33§	250,000	251,770
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	147,500	131,460
4.125%, 5/18/31(m)	442,500	394,378
Kallpa Generacion SA
4.125%, 8/16/27(m)	400,000	392,000
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	577,560	564,565
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	381,226	368,718
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	500,000	425,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	140,000	143,150
Niagara Energy SAC
5.746%, 10/3/34(m)	200,000	197,000
NRG Energy, Inc.
6.000%, 2/1/33§	110,000	107,113
Oklahoma Gas & Electric Co.
5.800%, 4/1/55	304,000	302,100
Sociedad de Transmision Austral SA
4.000%, 1/27/32(m)	200,000	182,760
Southern Co. (The)
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	204,000	209,537
Series A
3.700%, 4/30/30	500,000	475,756
Southwestern Electric Power Co.
3.250%, 11/1/51	223,000	143,483
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40(m)	346,908	322,625
Transelec SA
3.875%, 1/12/29(m)	500,000	479,675
Virginia Electric and Power Co.
5.550%, 8/15/54	108,000	104,028
Series A
3.500%, 3/15/27	300,000	295,044
Vistra Operations Co. LLC
7.750%, 10/15/31§	120,000	126,112
6.875%, 4/15/32§	100,000	101,750
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	747,944

		13,143,814

Gas Utilities (0.0%)†
National Fuel Gas Co.
5.950%, 3/15/35	126,000	127,807

Independent Power and Renewable Electricity Producers (0.5%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	491,520	488,954
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	463,740
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	78,200	70,009
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41(m)	198,850	196,663
7.250%, 1/31/41§	596,550	589,988
Lightning Power LLC
7.250%, 8/15/32§	115,000	118,306
Saavi Energia Sarl
8.875%, 2/10/35§	200,000	201,500
Termocandelaria Power SA
7.750%, 9/17/31§	200,000	200,684

		2,329,844

Multi-Utilities (0.7%)
Ameren Corp.
3.650%, 2/15/26	550,000	545,052
Black Hills Corp.
6.000%, 1/15/35	291,000	299,412
Dominion Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.625%, 5/15/55(k)	179,000	177,774
Series C
3.375%, 4/1/30	300,000	279,536
DTE Energy Co.
2.850%, 10/1/26	300,000	292,305
5.850%, 6/1/34	461,000	474,071
NiSource, Inc.
3.490%, 5/15/27	500,000	489,375
5.350%, 4/1/34(x)	301,000	300,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54(k)	147,000	148,573
5.850%, 4/1/55	252,000	249,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
San Diego Gas & Electric Co.
5.350%, 4/1/53	$85,000	$79,159
Sempra
5.500%, 8/1/33	500,000	502,008

		3,837,050

Total Utilities		19,438,515

Total Corporate Bonds		119,381,546

Foreign Government Securities (0.5%)
Dominican Republic Government Bond
5.500%, 2/22/29(m)	300,000	295,500
4.875%, 9/23/32(m)	300,000	272,550
Kingdom of Morocco
3.000%, 12/15/32(m)	300,000	247,677
Republic of Colombia
4.125%, 5/15/51	850,000	484,500
Republic of Guatemala
4.375%, 6/5/27(m)	500,000	487,705
4.875%, 2/13/28(m)	200,000	195,540
5.250%, 8/10/29(m)	300,000	294,471
Republic of Paraguay
4.700%, 3/27/27(m)	143,000	141,356
Republic of Peru
3.000%, 1/15/34	50,000	41,200
United Mexican States
6.338%, 5/4/53	500,000	453,250

Total Foreign Government Securities		2,913,749

Mortgage-Backed Securities (20.0%)
FHLMC
4.650%, 12/1/28	2,727,000	2,740,634
2.500%, 1/1/43	206,193	181,819
3.000%, 7/1/45	166,854	148,932
3.000%, 8/1/45	265,564	237,039
3.000%, 4/1/47	749,912	665,612
4.000%, 10/1/48	151,701	143,166
FHLMC UMBS
2.000%, 5/1/51	1,785,078	1,423,587
2.000%, 9/1/51	3,284,200	2,666,336
3.000%, 3/1/52	3,977,326	3,490,852
2.500%, 5/1/52	3,943,107	3,329,582
5.000%, 5/1/53	4,809,707	4,749,152
5.500%, 5/1/53	3,718,392	3,746,633
5.000%, 6/1/53	2,833,043	2,814,195
5.500%, 11/1/53	1,220,853	1,232,415
6.000%, 11/1/53	2,671,419	2,754,943
5.500%, 2/1/54	4,757,566	4,813,510
6.000%, 2/1/54	659,216	679,827
6.000%, 4/1/54	4,505,674	4,622,543
5.500%, 5/1/54	2,247,259	2,268,540
6.000%, 8/1/54	3,096,715	3,193,536
FNMA
2.460%, 4/1/32	2,157,590	1,880,517
3.000%, 4/1/45	94,114	82,309
3.000%, 10/1/46	217,070	189,366
2.225%, 12/1/50	3,264,539	2,294,134
FNMA UMBS
3.000%, 3/1/43	823,858	738,795
5.500%, 11/1/44	1,397,820	1,412,804
3.000%, 9/1/46	491,659	436,593
3.000%, 10/1/46	1,555,777	1,381,531
3.000%, 12/1/46	1,063,971	944,807
3.500%, 12/1/46	813,841	747,182
3.000%, 2/1/47	1,662,020	1,473,278
3.000%, 12/1/48	2,044,422	1,815,448
3.500%, 11/1/50	2,780,902	2,527,056
2.000%, 2/1/51	6,518,126	5,269,451
3.000%, 6/1/51	4,102,346	3,610,836
2.500%, 4/1/52	7,388,625	6,212,462
5.000%, 7/1/52	1,588,092	1,564,624
6.000%, 5/1/53	1,790,698	1,837,032
6.000%, 10/1/53	2,740,120	2,810,164
5.500%, 3/1/54	2,274,107	2,295,642
5.500%, 6/1/54	2,808,180	2,837,405
5.500%, 7/1/54	1,297,803	1,312,121
6.000%, 7/1/54	1,575,663	1,605,108
6.000%, 8/1/54	766,444	789,868
GNMA
3.500%, 6/15/42	2,646,596	2,464,608
3.500%, 5/20/48	3,680,251	3,398,430
2.500%, 10/20/51	3,398,565	2,882,718
2.500%, 11/20/51	2,421,910	2,054,303
3.000%, 4/20/52	2,904,425	2,551,958

Total Mortgage-Backed Securities		105,323,403

U.S. Treasury Obligations (21.5%)
U.S. Treasury Bonds
1.375%, 11/15/40	57,200,000	37,008,531
1.250%, 5/15/50	15,400,000	7,600,367
1.875%, 2/15/51	36,500,000	21,038,680
4.250%, 8/15/54	4,800,000	4,507,867
U.S. Treasury Notes
0.875%, 11/15/30	14,950,000	12,594,306
3.875%, 8/15/34	31,000,000	30,139,626

Total U.S. Treasury Obligations		112,889,377

Total Long-Term Debt Securities (97.5%) (Cost $534,583,551)		512,131,227

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting
Administratiekantoor Unigel Creditors (ADR)(r)*	355	—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA(r)*	130	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $–)		—

INVESTMENT COMPANIES:
Fixed Income (0.7%)
DoubleLine Global Bond Fund, Class I‡	431,290	3,640,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Total Investment Companies (0.7%) (Cost $4,463,850)		$3,640,086

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,448,880	2,448,880
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	9,181,369	9,184,123

Total Investment Companies		11,933,003

Total Short-Term Investments (2.3%) (Cost $11,933,174)		11,933,003

Total Investments in Securities (100.5%) (Cost $550,980,575)		527,704,316
Other Assets Less Liabilities (-0.5%)		(2,570,402)

Net Assets (100%)		$525,133,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $133,640,103 or 25.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $25,793,994 or 4.9% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $2,685,009. This was collateralized by cash of $2,748,880 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	—	4,810,711	—	(4,771,544)	(549,925)	510,758	—	53,710	—
DoubleLine Global Bond Fund, Class I	431,290	3,545,203	—	—	—	94,883	3,640,086	3,834	—

Total		8,355,914	—	(4,771,544)	(549,925)	605,641	3,640,086	57,544	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$77,033,336	$—		$77,033,336
Collateralized Mortgage Obligations	—	67,511,513	—		67,511,513
Commercial Mortgage-Backed Securities	—	27,078,303	—		27,078,303
Common Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Corporate Bonds
Communication Services	—	6,153,368	1,763		6,155,131
Consumer Discretionary	—	7,568,137	—		7,568,137
Consumer Staples	—	3,514,660	—		3,514,660
Energy	—	14,400,776	—		14,400,776
Financials	—	21,110,964	—		21,110,964
Health Care	—	5,414,451	—		5,414,451
Industrials	—	17,934,959	—		17,934,959
Information Technology	—	8,321,169	—		8,321,169
Materials	—	9,549,533	—		9,549,533
Real Estate	—	5,973,251	—		5,973,251
Utilities	—	19,438,515	—		19,438,515
Foreign Government Securities	—	2,913,749	—		2,913,749
Investment Company	3,640,086	—	—		3,640,086
Mortgage-Backed Securities	—	105,323,403	—		105,323,403
Short-Term Investments
Investment Companies	11,933,003	—	—		11,933,003
U.S. Treasury Obligations	—	112,889,377	—		112,889,377

Total Assets	$15,573,089	$512,129,464	$1,763		$527,704,316

Total	$15,573,089	$512,129,464	$1,763		$527,704,316

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,932,180
Aggregate gross unrealized depreciation	(27,896,894)

Net unrealized depreciation	$(23,964,714)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$551,669,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Entertainment (1.4%)
Warner Music Group Corp., Class A	206,620	$6,477,537

Media (2.4%)
Comcast Corp., Class A	314,898	11,619,736

Total Communication Services		18,097,273

Consumer Discretionary (0.9%)
Household Durables (0.9%)
Lennar Corp., Class A	36,535	4,193,487

Total Consumer Discretionary		4,193,487

Consumer Staples (13.9%)
Beverages (4.7%)
Coca-Cola Europacific Partners plc	150,490	13,097,145
Molson Coors Beverage Co., Class B	153,874	9,366,310

		22,463,455

Food Products (3.4%)
Kraft Heinz Co. (The)	285,063	8,674,467
Tyson Foods, Inc., Class A	118,993	7,592,943

		16,267,410

Household Products (2.0%)
Procter & Gamble Co. (The)	55,561	9,468,706

Tobacco (3.8%)
Philip Morris International, Inc.	113,332	17,989,188

Total Consumer Staples		66,188,759

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
Enbridge, Inc.	224,118	9,930,669
Hess Corp.	84,645	13,520,346
Phillips 66	103,103	12,731,158

Total Energy		36,182,173

Financials (17.4%)
Banks (7.1%)
Bank of Nova Scotia (The)	161,580	7,663,739
JPMorgan Chase & Co.	62,874	15,422,992
Wells Fargo & Co.	151,506	10,876,616

		33,963,347

Capital Markets (2.2%)
Northern Trust Corp.	105,573	10,414,777

Financial Services (2.7%)
Fidelity National Information Services, Inc.	170,233	12,713,000

Insurance (5.4%)
Allstate Corp. (The)	23,697	4,906,938
Chubb Ltd.	50,060	15,117,619
Everest Group Ltd.	16,620	6,038,545

		26,063,102

Total Financials		83,154,226

Health Care (20.2%)
Health Care Equipment & Supplies (5.9%)
Medtronic plc	167,764	15,075,273
Smith & Nephew plc (ADR)	464,416	13,175,482

		28,250,755

Health Care Providers & Services (8.0%)
CVS Health Corp.	233,938	15,849,300
Humana, Inc.	42,832	11,333,347
UnitedHealth Group, Inc.	21,197	11,101,929

		38,284,576

Pharmaceuticals (6.3%)
Merck & Co., Inc.	164,793	14,791,820
Sanofi SA (ADR)	273,973	15,194,542

		29,986,362

Total Health Care		96,521,693

Industrials (7.7%)
Aerospace & Defense (4.2%)
General Dynamics Corp.	47,055	12,826,252
L3Harris Technologies, Inc.	34,894	7,303,663

		20,129,915

Building Products (2.1%)
Johnson Controls International plc	122,481	9,811,953

Machinery (1.4%)
Fortive Corp.	90,028	6,588,249

Total Industrials		36,530,117

Information Technology (2.7%)
Semiconductors & Semiconductor Equipment (1.4%)
Microchip Technology, Inc.	78,797	3,814,563
Skyworks Solutions, Inc.	45,596	2,946,869

		6,761,432

Software (1.3%)
Oracle Corp.	43,086	6,023,854

Total Information Technology		12,785,286

Materials (6.3%)
Chemicals (6.3%)
Air Products and Chemicals, Inc.	56,448	16,647,644
DuPont de Nemours, Inc.	107,538	8,030,938
International Flavors & Fragrances, Inc.	71,712	5,565,568

Total Materials		30,244,150

Real Estate (8.4%)
Industrial REITs (2.8%)
Prologis, Inc. (REIT)	117,911	13,181,271

Residential REITs (2.9%)
Mid-America Apartment Communities, Inc. (REIT)	83,799	14,043,037

Specialized REITs (2.7%)
Public Storage (REIT)	42,660	12,767,711

Total Real Estate		39,992,019

Utilities (8.8%)
Electric Utilities (8.8%)
Entergy Corp.	188,595	16,122,987
Pinnacle West Capital Corp.	134,786	12,838,366
Xcel Energy, Inc.	184,888	13,088,222

Total Utilities		42,049,575

Total Common Stocks (97.7%) (Cost $374,254,793)		465,938,758

MASTER LIMITED PARTNERSHIP:
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Plains GP Holdings LP, Class A (Cost $5,084,138)	452,240	9,659,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Investments in Securities (99.7%) (Cost $379,338,931)		$475,598,604
Other Assets Less Liabilities (0.3%)		1,304,192

Net Assets (100%)		$476,902,796

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,097,273	$—	$—	$18,097,273
Consumer Discretionary	4,193,487	—	—	4,193,487
Consumer Staples	66,188,759	—	—	66,188,759
Energy	36,182,173	—	—	36,182,173
Financials	83,154,226	—	—	83,154,226
Health Care	96,521,693	—	—	96,521,693
Industrials	36,530,117	—	—	36,530,117
Information Technology	12,785,286	—	—	12,785,286
Materials	30,244,150	—	—	30,244,150
Real Estate	39,992,019	—	—	39,992,019
Utilities	42,049,575	—	—	42,049,575
Master Limited Partnerships
Energy	9,659,846	—	—	9,659,846

Total Assets	$475,598,604	$—	$—	$475,598,604

Total Liabilities	$—	$—	$—	$—

Total	$475,598,604	$—	$—	$475,598,604

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,185,861
Aggregate gross unrealized depreciation	(24,140,144)

Net unrealized appreciation	$96,045,717

Federal income tax cost of investments in securities and derivative instruments, if applicable	$379,552,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.1%)
Diversified Telecommunication Services (3.5%)
Altaba, Inc.(x)*	102,200	$155,855
Frontier Communications Parent, Inc.*	28,500	1,022,010
Koninklijke KPN NV	90,000	381,191
Liberty Global Ltd., Class A*	60,000	690,600
Liberty Global Ltd., Class C*	20,000	239,400
Sunrise Communications AG, Class A*	18,000	868,769
Telesat Corp.*	124,200	2,338,686

		5,696,511

Entertainment (3.8%)
Atlanta Braves Holdings, Inc., Class A*	91,000	3,992,170
Madison Square Garden Sports Corp.*	11,500	2,239,280

		6,231,450

Media (5.7%)
Beasley Broadcast Group, Inc., Class A*	10,900	60,495
Clear Channel Outdoor Holdings, Inc.*	660,000	732,600
DallasNews Corp.(x)*	38,400	175,104
EchoStar Corp., Class A(x)*	20,000	511,600
EW Scripps Co. (The), Class A*	70,000	207,200
Fox Corp., Class B	84,700	4,464,537
Lee Enterprises, Inc.(x)*	65,000	674,700
TEGNA, Inc.	141,500	2,578,130

		9,404,366

Wireless Telecommunication Services (6.1%)
Millicom International Cellular SA	93,000	2,815,110
Orange Belgium SA*	30,000	493,073
Telephone and Data Systems, Inc.	36,000	1,394,640
United States Cellular Corp.*	76,000	5,255,400

		9,958,223

Total Communication Services		31,290,550

Consumer Discretionary (6.5%)
Broadline Retail (0.4%)
Macy’s, Inc.	9,000	113,040
Nordstrom, Inc.	22,000	537,900

		650,940

Distributors (0.1%)
Bapcor Ltd.	50,000	141,216

Hotels, Restaurants & Leisure (1.2%)
Despegar.com Corp.*	23,000	432,170
Entain plc	25,000	186,593
Everi Holdings, Inc.*	500	6,835
Playa Hotels & Resorts NV*	100,000	1,333,000
Playtech plc*	6,000	54,021
Target Hospitality Corp.*	3,500	23,030

		2,035,649

Household Durables (4.4%)
iRobot Corp.*	17,500	47,250
Lennar Corp., Class B	25,000	2,726,750
Nobility Homes, Inc.	16,500	511,500
Sony Group Corp. (ADR)(x)	93,000	2,361,270
VOXX International Corp., Class A*	200,000	1,500,000

		7,146,770

Specialty Retail (0.2%)
Advance Auto Parts, Inc.(x)	3,000	117,630
Sportsman’s Warehouse Holdings, Inc.*	155,000	154,086
Yamada Holdings Co. Ltd.	12,400	35,607

		307,323

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	17,700	349,221

Total Consumer Discretionary		10,631,119

Consumer Staples (0.8%)
Consumer Staples Distribution & Retail (0.6%)
Albertsons Cos., Inc., Class A	42,000	923,580
GrainCorp Ltd., Class A	6,000	25,532

		949,112

Food Products (0.2%)
Kellanova	5,000	412,450

Total Consumer Staples		1,361,562

Energy (1.5%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	37,500	1,117,500
DMC Global, Inc.*	6,000	50,520

		1,168,020

Oil, Gas & Consumable Fuels (0.8%)
Alvopetro Energy Ltd.	88,200	316,872
Exxon Mobil Corp.	300	35,679
Gulf Coast Ultra Deep Royalty Trust*	550,000	13,750
Hess Corp.	6,000	958,380

		1,324,681

Total Energy		2,492,701

Financials (3.8%)
Banks (2.2%)
Cadence Bank	14,000	425,040
First Bancshares, Inc. (The)	5,000	169,050
First Horizon Corp.	60,000	1,165,200
Flushing Financial Corp.	93,000	1,181,100
Horizon Bancorp, Inc.	13,000	196,040
SouthState Corp.	1,200	111,384
Synovus Financial Corp.	4,000	186,960
Village Bank and Trust Financial Corp.(x)	1,000	80,210

		3,514,984

Capital Markets (0.0%)†
BKF Capital Group, Inc.(r)*	2,434	42,384

Consumer Finance (0.1%)
Moneylion, Inc.*	1,000	86,510

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	1,377
Global Blue Group Holding AG*	2,000	14,720

		16,097

Insurance (1.5%)
AIX, Inc. (ADR)(x)*	5,000	1,051
Enstar Group Ltd.*	7,500	2,492,850

		2,493,901

Total Financials		6,153,876

Health Care (8.2%)
Biotechnology (0.1%)
Checkpoint Therapeutics, Inc.(x)*	3,000	12,120
Chimerix, Inc.*	3,000	25,530
GRAIL, Inc.(x)*	400	10,216
Grifols SA (ADR)*	24,000	170,640

		218,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.6%)
Bioventus, Inc., Class A*	2,000	$18,300
Globus Medical, Inc., Class A*	12,500	915,000
ICU Medical, Inc.*	500	69,430
Innocoll Biotherapeutics Holdings Ltd.(r)*	125,000	—
LENSAR, Inc.*	5,000	70,600
Nevro Corp.*	88,500	516,840
QuidelOrtho Corp.*	6,200	216,814
Surmodics, Inc.*	81,500	2,488,195

		4,295,179

Health Care Providers & Services (2.2%)
Accolade, Inc.*	220,000	1,535,600
Amedisys, Inc.*	20,500	1,898,915
Cross Country Healthcare, Inc.*	9,000	134,010

		3,568,525

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	15,868

Pharmaceuticals (3.3%)
Intra-Cellular Therapies, Inc.*	38,000	5,012,960
Viatris, Inc.	40,000	348,400

		5,361,360

Total Health Care		13,459,438

Industrials (6.0%)
Aerospace & Defense (1.4%)
Hexcel Corp.	13,000	711,880
Spirit AeroSystems Holdings, Inc., Class A*	30,000	1,033,800
Triumph Group, Inc.*	20,000	506,800

		2,252,480

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	10,000	224,400

Building Products (0.0%)†
AZEK Co., Inc. (The), Class A*	2,000	97,780

Machinery (2.2%)
CFT SpA(r)*	25,000	93,262
Crane Co.	1,000	153,180
Mueller Industries, Inc.	16,000	1,218,240
Mueller Water Products, Inc., Class A	10,000	254,200
Park-Ohio Holdings Corp.	12,000	259,200
Stratasys Ltd.*	45,000	440,550
Valmet OYJ	13,000	350,720
Velan, Inc.(x)	75,000	846,913

		3,616,265

Professional Services (0.7%)
Dun & Bradstreet Holdings, Inc.	90,000	804,600
Ework Group AB	1,441	19,238
Paycor HCM, Inc.*	12,000	269,280

		1,093,118

Trading Companies & Distributors (1.6%)
Beacon Roofing Supply, Inc.*	5,000	618,500
H&E Equipment Services, Inc.	3,200	303,328
Herc Holdings, Inc.	2,400	322,248
McGrath RentCorp	12,000	1,336,800

		2,580,876

Total Industrials		9,864,919

Information Technology (3.0%)
Communications Equipment (1.2%)
Juniper Networks, Inc.	54,000	1,954,260

Electronic Equipment, Instruments & Components (0.6%)
CTS Corp.	2,000	83,100
Rogers Corp.*	14,500	979,185

		1,062,285

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,400	70,784
Tower Semiconductor Ltd.*	1,000	35,660

		106,444

Software (1.1%)
ANSYS, Inc.*	500	158,280
Gen Digital, Inc.	25,000	663,500
Logility Supply Chain Solutions, Inc.	26,000	370,760
Pinewood Technologies Group plc	44,500	186,819
SolarWinds Corp.	25,000	460,750

		1,840,109

Total Information Technology		4,963,098

Materials (5.4%)
Chemicals (0.4%)
Covestro AG*	7,000	449,604
Mativ Holdings, Inc.	39,200	244,216

		693,820

Construction Materials (2.5%)
Vulcan Materials Co.	17,500	4,082,750

Containers & Packaging (1.2%)
Myers Industries, Inc.	52,000	620,360
Pactiv Evergreen, Inc.	75,000	1,350,750

		1,971,110

Metals & Mining (1.3%)
Gold Road Resources Ltd.	100,000	180,582
Kinross Gold Corp.	5,960	75,088
Newmont Corp.	13,000	627,640
Pan American Silver Corp.	25,000	645,738
Sierra Metals, Inc.*	80,000	43,760
Tredegar Corp.*	2,000	15,400
United States Steel Corp.	12,500	528,250

		2,116,458

Total Materials		8,864,138

Real Estate (0.7%)
Hotel & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	685,800

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	7,500	3,462

Specialized REITs (0.3%)
Millrose Properties, Inc. (REIT)*	17,500	463,925

Total Real Estate		1,153,187

Utilities (12.2%)
Electric Utilities (4.5%)
ALLETE, Inc.	30,000	1,971,000
Evergy, Inc.	16,500	1,137,675
Portland General Electric Co.	10,000	446,000
TXNM Energy, Inc.	71,500	3,823,820

		7,378,495

Gas Utilities (5.7%)
National Fuel Gas Co.	60,500	4,790,995
Southwest Gas Holdings, Inc.	64,000	4,595,200

		9,386,195

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA(x)	8,000	119,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.3%)
Avista Corp.	52,000	$2,177,240

Water Utilities (0.6%)
Severn Trent plc	28,000	915,437

Total Utilities		19,977,089

Total Common Stocks (67.2%) (Cost $102,051,182)		110,211,677

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.2%)
Biotechnology (0.1%)
Adamas Pharmaceuticals, Inc., CVR*	54,000	675
Akouos, Inc., CVR(x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR(r)*	20,000	—
Chinook Therapeutics, Inc., CVR*	125,000	62,500
Decibel Therapeutics, Inc., CVR(r)*	3,000	—
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR(r)*	6,000	2,475
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR(r)*	70,000	26,250
Poseida Therapeutics, Inc., CVR(r)*	20,000	7,500
Radius Health, Inc., CVR*	2,000	—
Sigilon Therapeutics, Inc., CVR(r)*	500	2,831

		192,755

Health Care Equipment & Supplies (0.1%)
ABIOMED, Inc., CVR*	21,000	33,600

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR(r)(x)*	100,000	3,000
CinCor Pharma, Inc., CVR*	4,000	12,000
Landos Biopharma, Inc., CVR(r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		27,530

Total Health Care		253,885

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Total Information Technology		100

Materials (0.0%)†
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	3,570

Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		71,070

Total Rights (0.2%) (Cost $307,758)		337,945

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (29.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	3,447,954	3,447,954
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	45,120,154	45,133,690

Total Investment Companies		48,781,644

Total Short-Term Investments (29.8%) (Cost $48,769,988)		48,781,644

Total Investments in Securities (97.2%) (Cost $151,128,928)		159,331,266
Other Assets Less Liabilities (2.8%)		4,515,446

Net Assets (100%)		$163,846,712

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $3,505,574. This was collateralized by $117,364 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $3,647,954 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,391,662	$1,898,888	$—		$31,290,550
Consumer Discretionary	9,702,182	928,937	—		10,631,119
Consumer Staples	1,336,030	25,532	—		1,361,562
Energy	2,492,701	—	—		2,492,701
Financials	6,111,492	—	42,384		6,153,876
Health Care	13,459,438	—	—	(a)	13,459,438
Industrials	9,401,699	369,958	93,262		9,864,919
Information Technology	4,776,279	186,819	—		4,963,098
Materials	8,233,952	630,186	—		8,864,138
Real Estate	685,800	467,387	—		1,153,187
Utilities	18,941,930	1,035,159	—		19,977,089
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	204,299	49,586		253,885
Industrials	—	—	9,890		9,890
Information Technology	—	100	—		100
Materials	3,570	67,500	—		71,070
Short-Term Investments
Investment Companies	48,781,644	—	—		48,781,644

Total Assets	$153,318,379	$5,817,765	$195,122		$159,331,266

Total Liabilities	$—	$—	$—		$—

Total	$153,318,379	$5,817,765	$195,122		$159,331,266

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,418,349
Aggregate gross unrealized depreciation	(14,771,202)

Net unrealized appreciation	$7,647,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,684,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (1.1%)
Anterix, Inc.*	145,000	$5,307,000
Liberty Global Ltd., Class A*	155,000	1,784,050
Liberty Global Ltd., Class C*	230,000	2,753,100
Liberty Latin America Ltd., Class A*	670,000	4,241,100
Liberty Latin America Ltd., Class C*	13,000	80,730
Shenandoah Telecommunications Co.	250,000	3,142,500
Sunrise Communications AG, Class A*	75,000	3,619,871
Telesat Corp.(x)*	677,500	12,757,325
Verizon Communications, Inc.	45,000	2,041,200

		35,726,876

Entertainment (4.2%)
Atlanta Braves Holdings, Inc., Class A*	363,000	15,924,810
Atlanta Braves Holdings, Inc., Class C*	255,000	10,202,550
IMAX Corp.*	56,800	1,496,680
Lions Gate Entertainment Corp., Class A(x)*	280,000	2,478,000
Live Nation Entertainment, Inc.*	240,000	31,339,200
Madison Square Garden Entertainment Corp., Class A*	306,500	10,034,810
Madison Square Garden Sports Corp.*	175,500	34,173,360
Marcus Corp. (The)	610,000	10,180,900
Reading International, Inc., Class A*	240,000	333,600
Reading International, Inc., Class B*	33,300	233,766
Sphere Entertainment Co.*	336,000	10,993,920
Take-Two Interactive Software, Inc.*	57,000	11,813,250
TKO Group Holdings, Inc., Class A	21,000	3,209,010
Warner Bros Discovery, Inc.*	46,500	498,945

		142,912,801

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	225,400

Media (2.2%)
AMC Networks, Inc., Class A*	172,000	1,183,360
Beasley Broadcast Group, Inc., Class A(x)*‡	24,200	134,310
Clear Channel Outdoor Holdings, Inc.*	3,250,000	3,607,500
Corus Entertainment, Inc., Class B(x)*	132,000	11,466
EchoStar Corp., Class A(x)*	116,000	2,967,280
Entravision Communications Corp., Class A	560,000	1,176,000
EW Scripps Co. (The), Class A*	1,470,000	4,351,200
Gray Media, Inc.	319,300	1,379,376
Gray Media, Inc., Class A	60,000	472,800
Grupo Televisa SAB (ADR)(x)	3,885,344	6,799,352
Interpublic Group of Cos., Inc. (The)	520,000	14,123,200
Lee Enterprises, Inc.(x)*	195,000	2,024,100
Nexstar Media Group, Inc., Class A	34,600	6,201,012
Salem Media Group, Inc., Class A*	150,000	79,500
Sinclair, Inc.	1,105,000	17,602,650
Sirius XM Holdings, Inc.(x)	117,000	2,637,765
TEGNA, Inc.	145,000	2,641,900
Townsquare Media, Inc., Class A	230,000	1,872,200
WideOpenWest, Inc.*	700,000	3,465,000

		72,729,971

Wireless Telecommunication Services (1.2%)
Gogo, Inc.(x)*	330,000	2,844,600
Rogers Communications, Inc., Class B	200,000	5,346,000
Telephone and Data Systems, Inc.	374,200	14,496,508
United States Cellular Corp.(x)*	247,500	17,114,625

		39,801,733

Total Communication Services		291,396,781

Consumer Discretionary (15.4%)
Automobile Components (3.6%)
BorgWarner, Inc.	240,000	6,876,000
Brembo NV(x)	1,000,088	8,527,882
Dana, Inc.	1,231,000	16,409,230
Garrett Motion, Inc.	1,100,000	9,207,000
Gentex Corp.	190,000	4,427,000
Modine Manufacturing Co.*	705,500	54,147,125
Phinia, Inc.	48,000	2,036,640
Standard Motor Products, Inc.	375,000	9,348,750
Stoneridge, Inc.*	205,000	940,950
Strattec Security Corp.*‡	233,500	9,213,910
Superior Industries International, Inc.*	47,000	100,110

		121,234,597

Automobiles (0.1%)
Thor Industries, Inc.	4,000	303,240
Winnebago Industries, Inc.	98,000	3,377,080

		3,680,320

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	180,000	4,622,400

Hotels, Restaurants & Leisure (3.6%)
Biglari Holdings, Inc., Class A*‡	11,100	12,209,889
Boyd Gaming Corp.	424,000	27,911,920
Canterbury Park Holding Corp.(x)‡	319,000	5,821,750
Cheesecake Factory, Inc. (The)(x)	324,000	15,765,840
Churchill Downs, Inc.	153,000	16,993,710
Cracker Barrel Old Country Store, Inc.(x)	11,500	446,430
Denny’s Corp.*	386,000	1,416,620
Full House Resorts, Inc.(x)*	535,000	2,236,300
Golden Entertainment, Inc.	260,000	6,861,400
Inspired Entertainment, Inc.*	275,000	2,348,500
International Game Technology plc	60,000	975,600
Krispy Kreme, Inc.(x)	15,000	73,800
Las Vegas Sands Corp.	67,500	2,607,525
Nathan’s Famous, Inc.‡	207,700	20,017,087
Ollamani SAB*	750,286	1,667,791
Rock Field Co. Ltd.(x)	206,000	2,178,252

		119,532,414

Household Durables (2.5%)
Bassett Furniture Industries, Inc.	396,000	6,039,000
Cavco Industries, Inc.*	75,000	38,972,250
Champion Homes, Inc.*	165,500	15,682,780
Ethan Allen Interiors, Inc.	25,000	692,500
iRobot Corp.*	17,000	45,900
La-Z-Boy, Inc.	132,200	5,167,698
Lennar Corp., Class B	100,000	10,907,000
Lifetime Brands, Inc.	180,000	887,400
Nobility Homes, Inc.‡	207,300	6,426,300

		84,820,828

Leisure Products (0.5%)
American Outdoor Brands, Inc.*	251,000	3,052,160
Brunswick Corp.	56,500	3,042,525
Clarus Corp.	300,000	1,125,000
Johnson Outdoors, Inc., Class A	292,000	7,253,280
Marine Products Corp.(x)	253,000	2,122,670
Universal Entertainment Corp.(x)	55,000	387,593

		16,983,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (4.9%)
1-800-Flowers.com, Inc., Class A(x)*	1,000,000	$5,900,000
Arko Corp.	80,000	316,000
AutoNation, Inc.*	305,000	49,385,600
Big 5 Sporting Goods Corp.	300,000	290,070
Bowlin Travel Centers, Inc.*	90,000	315,000
Lands’ End, Inc.*	299,000	3,043,820
Monro, Inc.	430,000	6,222,100
O’Reilly Automotive, Inc.*	10,000	14,325,800
Penske Automotive Group, Inc.	413,500	59,535,730
Pets at Home Group plc	223,000	623,362
Sally Beauty Holdings, Inc.*	700,000	6,321,000
Sportsman’s Warehouse Holdings, Inc.*	365,000	362,847
Tractor Supply Co.	249,000	13,719,900
Valvoline, Inc.*	90,000	3,132,900

		163,494,129

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	5,000	98,650
Hanesbrands, Inc.*	89,500	516,415
Movado Group, Inc.	212,000	3,544,640
Wolverine World Wide, Inc.	53,500	744,185

		4,903,890

Total Consumer Discretionary		519,271,806

Consumer Staples (5.2%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,385,272
Brown-Forman Corp., Class A	86,000	2,878,420
Crimson Wine Group Ltd.*	390,000	2,246,400
Davide Campari-Milano NV(x)	380,000	2,224,580
Primo Brands Corp.	2,000	70,980

		8,805,652

Consumer Staples Distribution & Retail (1.1%)
Ingles Markets, Inc., Class A‡	465,000	30,285,450
Village Super Market, Inc., Class A	156,500	5,948,565

		36,234,015

Food Products (1.6%)
Calavo Growers, Inc.	207,500	4,977,925
Farmer Bros Co.*	598,000	1,327,560
Flowers Foods, Inc.	60,000	1,140,600
Hain Celestial Group, Inc. (The)(x)*	433,000	1,796,950
Ingredion, Inc.	13,500	1,825,335
J & J Snack Foods Corp.	43,000	5,663,960
John B Sanfilippo & Son, Inc.	90,000	6,377,400
Lifeway Foods, Inc.*	111,000	2,713,950
Limoneira Co.	198,000	3,508,560
Maple Leaf Foods, Inc.	142,000	2,473,813
Post Holdings, Inc.*	94,000	10,937,840
Premier Foods plc	1,050,000	2,495,661
Tootsie Roll Industries, Inc.	81,380	2,561,852
WK Kellogg Co.(x)	245,000	4,882,850

		52,684,256

Household Products (1.9%)
Church & Dwight Co., Inc.	100,000	11,009,000
Energizer Holdings, Inc.	225,000	6,732,000
Oil-Dri Corp. of America‡	736,000	33,797,120
Spectrum Brands Holdings, Inc.	50,000	3,577,500
WD-40 Co.	37,500	9,150,000

		64,265,620

Personal Care Products (0.3%)
BellRing Brands, Inc.*	78,000	5,807,880
Edgewell Personal Care Co.	155,000	4,837,550
United-Guardian, Inc.	150,000	1,348,500

		11,993,930

Total Consumer Staples		173,983,473

Energy (1.6%)
Energy Equipment & Services (0.8%)
Innovex International, Inc.*	788,000	14,152,480
KLX Energy Services Holdings, Inc.(x)*	23,000	80,500
Oceaneering International, Inc.*	185,000	4,034,850
RPC, Inc.	1,450,000	7,975,000

		26,242,830

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	68,000	1,429,360
CNX Resources Corp.*	190,000	5,981,200
Navigator Holdings Ltd.	412,000	5,483,720
ONEOK, Inc.	135,000	13,394,700

		26,288,980

Total Energy		52,531,810

Financials (3.3%)
Banks (1.7%)
Ameris Bancorp	35,000	2,014,950
Atlantic Union Bankshares Corp.	11,500	358,110
Cadence Bank	43,000	1,305,480
Capital City Bank Group, Inc.	4,700	169,012
Capitol Federal Financial, Inc.	39,500	221,200
Colony Bankcorp, Inc.	12,800	206,720
Eagle Bancorp, Inc.	194,000	4,074,000
Farmers & Merchants Bank of Long Beach	105	603,750
FB Financial Corp.	12,000	556,320
First Bancorp (Nasdaq Stock Exchange)	10,000	401,400
First Bancorp (New York Stock Exchange)	84,000	1,610,280
First Busey Corp.	28,500	615,600
First Horizon Corp.	95,000	1,844,900
Flushing Financial Corp.	756,000	9,601,200
FNB Corp.	46,000	618,700
Hanover Bancorp, Inc.	5,000	109,650
HomeTrust Bancshares, Inc.	5,000	171,400
Hope Bancorp, Inc.	570,000	5,967,900
Huntington Bancshares, Inc.	250,000	3,752,500
OceanFirst Financial Corp.	120,000	2,041,200
Peapack-Gladstone Financial Corp.	38,000	1,079,200
Renasant Corp.	22,000	746,460
Sandy Spring Bancorp, Inc.	152,500	4,262,375
Seacoast Banking Corp. of Florida	37,000	952,010
ServisFirst Bancshares, Inc.	26,000	2,147,600
Southern First Bancshares, Inc.*	20,000	658,400
SouthState Corp.	18,200	1,689,324
Synovus Financial Corp.	82,000	3,832,680
Thomasville Bancshares, Inc.	16,100	1,207,500
Towne Bank	11,000	376,090
Trustmark Corp.	12,000	413,880
United Community Banks, Inc.	23,000	646,990
USCB Financial Holdings, Inc.	8,000	148,480
Webster Financial Corp.	86,000	4,433,300

		58,838,561

Capital Markets (1.5%)
BKF Capital Group, Inc.(r)*	12,800	222,893
Charles Schwab Corp. (The)	25,000	1,957,000
Cohen & Steers, Inc.	216,000	17,334,000
Federated Hermes, Inc., Class B	79,000	3,220,830
GAM Holding AG(x)*	1,500,000	150,898
Janus Henderson Group plc	244,000	8,820,600
KKR & Co., Inc.	150,000	17,341,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PJT Partners, Inc., Class A	6,000	$827,280

		49,875,001

Consumer Finance (0.1%)
Medallion Financial Corp.	162,000	1,411,020
PROG Holdings, Inc.	74,000	1,968,400

		3,379,420

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	181,475

Total Financials		112,274,457

Health Care (2.5%)
Biotechnology (0.0%)†
GRAIL, Inc.(x)*	20,500	523,570

Health Care Equipment & Supplies (2.1%)
Align Technology, Inc.*	300	47,658
CONMED Corp.	57,000	3,442,230
Cooper Cos., Inc. (The)*	44,000	3,711,400
Cutera, Inc.*	40,000	400
Dexcom, Inc.*	52,000	3,551,080
Electromed, Inc.*	133,000	3,173,380
Globus Medical, Inc., Class A*	111,500	8,161,800
ICU Medical, Inc.*	21,000	2,916,060
Masimo Corp.*	84,500	14,077,700
Neogen Corp.*	40,000	346,800
Neuronetics, Inc.*	73,000	268,640
Orthofix Medical, Inc.*	140,000	2,283,400
QuidelOrtho Corp.*	161,000	5,630,170
STERIS plc	84,000	19,038,600
Surmodics, Inc.*	30,200	922,006
Zimvie, Inc.*	310,500	3,353,400

		70,924,724

Health Care Providers & Services (0.2%)
Chemed Corp.	1,200	738,384
Henry Schein, Inc.*	20,000	1,369,800
NeoGenomics, Inc.*	9,000	85,410
OPKO Health, Inc.(x)*	175,000	290,500
Patterson Cos., Inc.	84,000	2,624,160

		5,108,254

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	145,000	1,373,150

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	4,871,200
Lifecore Biomedical, Inc.(x)*	78,500	552,640

		5,423,840

Total Health Care		83,353,538

Industrials (44.5%)
Aerospace & Defense (4.4%)
AAR Corp.*	119,200	6,674,008
Astronics Corp.*	11,000	265,870
Astronics Corp., Class B(x)*	52,000	1,203,280
Curtiss-Wright Corp.	101,000	32,044,270
Ducommun, Inc.*	150,000	8,704,500
HEICO Corp.	120,700	32,249,833
HEICO Corp., Class A	3,200	675,104
Innovative Solutions and Support, Inc.*	123,000	773,670
Moog, Inc., Class A	66,800	11,579,780
Moog, Inc., Class B	34,221	5,932,210
National Presto Industries, Inc.	30,000	2,637,300
Park Aerospace Corp.	684,000	9,199,800
Textron, Inc.	283,000	20,446,750
Triumph Group, Inc.*	50,000	1,267,000
Woodward, Inc.	75,500	13,777,995

		147,431,370

Building Products (1.8%)
A.O. Smith Corp.	70,500	4,607,880
AZZ, Inc.	174,200	14,564,862
Burnham Holdings, Inc., Class A	50,000	902,500
Fortune Brands Innovations, Inc.	8,800	535,744
Gibraltar Industries, Inc.*	58,500	3,431,610
Griffon Corp.	370,000	26,455,000
Johnson Controls International plc	103,000	8,251,330

		58,748,926

Commercial Services & Supplies (5.5%)
ACCO Brands Corp.	150,000	628,500
Casella Waste Systems, Inc., Class A*	97,500	10,872,225
Loomis AB, Class B	192,000	7,762,669
Matthews International Corp., Class A	670,000	14,900,800
OPENLANE, Inc.*	435,000	8,386,800
Pitney Bowes, Inc.	264,000	2,389,200
RB Global, Inc.	57,500	5,767,250
Republic Services, Inc.	301,000	72,890,160
Rollins, Inc.	1,128,000	60,945,840

		184,543,444

Construction & Engineering (0.4%)
Arcosa, Inc.	89,500	6,902,240
Centuri Holdings, Inc.(x)*	148,000	2,425,720
Granite Construction, Inc.	15,000	1,131,000
Valmont Industries, Inc.	10,000	2,853,700

		13,312,660

Electrical Equipment (2.4%)
Allient, Inc.	170,000	3,736,600
AMETEK, Inc.	325,000	55,945,500
Rockwell Automation, Inc.	85,500	22,091,490

		81,773,590

Machinery (21.6%)
Albany International Corp., Class A	37,500	2,589,000
Astec Industries, Inc.	663,000	22,840,350
Blue Bird Corp.(x)*	40,500	1,310,985
Chart Industries, Inc.*	114,000	16,457,040
CNH Industrial NV	2,680,000	32,910,400
Commercial Vehicle Group, Inc.*	170,000	195,500
Crane Co.	536,800	82,227,024
Donaldson Co., Inc.	207,000	13,881,420
Eastern Co. (The)	275,000	6,963,000
Enerpac Tool Group Corp., Class A	132,500	5,943,950
Enpro, Inc.	218,500	35,351,115
Federal Signal Corp.	329,500	24,234,725
Flowserve Corp.	103,000	5,030,520
Franklin Electric Co., Inc.	241,000	22,625,080
Gencor Industries, Inc.*	170,000	2,067,200
Gorman-Rupp Co. (The)	475,000	16,672,500
Graco, Inc.	390,000	32,568,900
Graham Corp.*	80,000	2,305,600
Greenbrier Cos., Inc. (The)	112,000	5,736,640
Hyster-Yale, Inc.	287,000	11,921,980
IDEX Corp.	83,500	15,110,995
Interpump Group SpA	200,000	7,097,653
Iveco Group NV	740,000	12,058,442
Kennametal, Inc.	212,000	4,515,600
L B Foster Co., Class A*‡	550,000	10,824,000
Lincoln Electric Holdings, Inc.	89,500	16,929,820
Lindsay Corp.	55,500	7,021,860
Manitowoc Co., Inc. (The)*	268,000	2,302,120
Middleby Corp. (The)*	4,800	729,504
Mueller Industries, Inc.	1,695,000	129,057,300
Mueller Water Products, Inc., Class A	1,322,000	33,605,240
Nordson Corp.	38,200	7,705,704
Park-Ohio Holdings Corp.	574,000	12,398,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shyft Group, Inc. (The)	234,000	$1,893,060
Standex International Corp.	77,000	12,427,030
Stratasys Ltd.*	50,000	489,500
Tennant Co.	397,000	31,660,750
Titan International, Inc.*	65,000	545,350
Toro Co. (The)	47,000	3,419,250
Trinity Industries, Inc.	628,000	17,621,680
Twin Disc, Inc.	650,000	4,920,500
Watts Water Technologies, Inc., Class A	248,700	50,714,904

		726,881,591

Trading Companies & Distributors (8.4%)
Distribution Solutions Group, Inc.*	214,500	6,006,000
GATX Corp.	764,500	118,703,915
H&E Equipment Services, Inc.	21,500	2,037,985
Herc Holdings, Inc.	548,200	73,606,814
McGrath RentCorp	27,000	3,007,800
Rush Enterprises, Inc., Class B(x)‡	1,058,000	59,798,160
Titan Machinery, Inc.*	257,200	4,382,688
United Rentals, Inc.	26,500	16,607,550

		284,150,912

Total Industrials		1,496,842,493

Information Technology (4.1%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	35,000	537,250

Electronic Equipment, Instruments & Components (2.7%)
Badger Meter, Inc.	85,200	16,209,300
Bel Fuse, Inc., Class A‡	78,000	5,620,680
Crane NXT Co.	33,200	1,706,480
CTS Corp.	954,000	39,638,700
Daktronics, Inc.*	190,000	2,314,200
Itron, Inc.*	56,000	5,866,560
Landis+Gyr Group AG	30,500	1,799,593
Littelfuse, Inc.	35,000	6,885,900
Napco Security Technologies, Inc.	180,000	4,143,600
Rogers Corp.*	79,000	5,334,870
Trans-Lux Corp.*	120,060	46,823

		89,566,706

IT Services (0.0%)†
Alithya Group, Inc., Class A*	770,000	900,900

Software (1.4%)
Fortinet, Inc.*	103,000	9,914,780
Roper Technologies, Inc.	26,200	15,446,996
Tyler Technologies, Inc.*	36,200	21,046,318

		46,408,094

Technology Hardware, Storage & Peripherals (0.0%)†
TransAct Technologies, Inc.*	145,000	533,600
Xerox Holdings Corp.(x)	265,000	1,279,950

		1,813,550

Total Information Technology		139,226,500

Materials (5.1%)
Chemicals (2.3%)
Ashland, Inc.	57,500	3,409,175
Core Molding Technologies, Inc.*	306,000	4,651,200
Element Solutions, Inc.	67,000	1,514,870
FMC Corp.	18,400	776,296
Hawkins, Inc.	45,200	4,787,584
HB Fuller Co.	329,000	18,463,480
Huntsman Corp.	100,000	1,579,000
Mativ Holdings, Inc.	67,500	420,525
Minerals Technologies, Inc.	214,000	13,603,980
NewMarket Corp.	14,500	8,213,525
Olin Corp.	115,000	2,787,600
Quaker Chemical Corp.	4,700	580,967
Scotts Miracle-Gro Co. (The)	77,000	4,226,530
Sensient Technologies Corp.	157,000	11,685,510
Takasago International Corp.	28,500	1,208,481

		77,908,723

Containers & Packaging (1.2%)
Ardagh Metal Packaging SA(x)	200,000	604,000
Greif, Inc., Class A	208,500	11,465,415
Myers Industries, Inc.	1,735,000	20,698,550
Sonoco Products Co.	155,000	7,322,200

		40,090,165

Metals & Mining (1.6%)
Ampco-Pittsburgh Corp.*‡	975,000	2,115,750
ATI, Inc.*	396,000	20,603,880
Barrick Gold Corp.	24,000	466,560
Kinross Gold Corp.	45,000	567,450
Materion Corp.	173,800	14,182,080
Metallus, Inc.*	210,000	2,805,600
Tredegar Corp.*	1,665,000	12,820,500

		53,561,820

Total Materials		171,560,708

Real Estate (2.5%)
Hotel & Resort REITs (1.4%)
Ryman Hospitality Properties, Inc. (REIT)(x)	514,500	47,045,880

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	83,000	771,900
Gyrodyne LLC*	14,411	117,882
Seritage Growth Properties, Class A(x)*	142,500	460,275
St Joe Co. (The)	572,200	26,864,790
Tejon Ranch Co.*	544,000	8,622,400

		36,837,247

Specialized REITs (0.0%)†
Millrose Properties, Inc. (REIT)*	49,999	1,325,473

Total Real Estate		85,208,600

Utilities (5.0%)
Electric Utilities (1.7%)
Evergy, Inc.	148,000	10,204,600
Hawaiian Electric Industries, Inc.*	120,000	1,314,000
Otter Tail Corp.	224,500	18,043,065
TXNM Energy, Inc.	556,000	29,734,880

		59,296,545

Gas Utilities (2.1%)
Chesapeake Utilities Corp.	5,600	719,208
National Fuel Gas Co.	185,500	14,689,745
Northwest Natural Holding Co.	363,000	15,507,360
ONE Gas, Inc.	34,000	2,570,060
RGC Resources, Inc.	379,000	7,909,730
Southwest Gas Holdings, Inc.	405,200	29,093,360

		70,489,463

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	2,980,800
Ormat Technologies, Inc.	83,000	5,873,910
XPLR Infrastructure LP	48,000	456,000

		9,310,710

Multi-Utilities (0.8%)
Black Hills Corp.	172,500	10,462,125
Northwestern Energy Group, Inc.	264,000	15,277,680

		25,739,805

Water Utilities (0.1%)
Cadiz, Inc.(x)*	8,500	24,905
SJW Group	47,500	2,597,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	43,500	$1,508,580

		4,131,260

Total Utilities		168,967,783

Total Common Stocks (97.9%) (Cost $1,271,883,904)		3,294,617,949

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	150,000

Total Materials		150,000

Total Rights (0.0%)† (Cost $106,500)		240,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	6,863

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	18,261,336	18,261,336
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		31,261,336

Total Short-Term Investments (0.9%) (Cost $31,261,336)		31,261,336

Total Investments in Securities (98.8%) (Cost $1,303,251,740)		3,326,127,136
Other Assets Less Liabilities (1.2%)		39,072,280

Net Assets (100%)		$3,365,199,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $46,542,256. This was collateralized by $17,631,117 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/24/25 – 2/15/55 and by cash of $31,261,336 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*	24,200	298,816	26,466	(75,928)	(54,132)	(60,912)	134,310	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	233,500	9,640,800	—	(21,361)	(149)	(405,380)	9,213,910	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,100	14,279,888	—	(108,386)	8,861	(1,970,474)	12,209,889	—	—
Canterbury Park Holding Corp. (x)	319,000	6,702,190	—	—	—	(880,440)	5,821,750	22,330	—
Nathan’s Famous, Inc.	207,700	16,350,880	—	(29,724)	4,766	3,691,165	20,017,087	104,000	—
Household Durables
Nobility Homes, Inc.	207,300	6,840,900	—	—	—	(414,600)	6,426,300	259,125	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	465,000	29,964,600	—	—	—	320,850	30,285,450	76,725	—
Household Products
Oil-Dri Corp. of America	736,000	32,382,980	—	(129,764)	104,339	1,439,565	33,797,120	114,235	—
Industrials
Machinery
L B Foster Co., Class A*	550,000	14,795,000	—	—	—	(3,971,000)	10,824,000	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B (x)	1,058,000	57,760,840	—	(170,447)	149,909	2,057,858	59,798,160	190,440	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	78,000	8,107,200	—	(993,655)	754,516	(2,247,381)	5,620,680	5,280	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	975,000	2,044,020	—	(7,904)	(61)	79,695	2,115,750	—	—

Total		199,168,114	26,466	(1,537,169)	968,049	(2,361,054)	196,264,406	772,135	—

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$287,070,344	$4,326,437	$—	$291,396,781
Consumer Discretionary	482,781,778	36,490,028	—	519,271,806
Consumer Staples	169,263,232	4,720,241	—	173,983,473
Energy	52,531,810	—	—	52,531,810
Financials	109,907,941	2,143,623	222,893	112,274,457
Health Care	83,353,538	—	—	83,353,538
Industrials	1,461,885,739	34,956,754	—	1,496,842,493
Information Technology	136,479,184	2,747,316	—	139,226,500
Materials	170,352,227	1,208,481	—	171,560,708
Real Estate	82,993,345	2,215,255	—	85,208,600
Utilities	168,967,783	—	—	168,967,783
Rights
Industrials	—	—	90,988	90,988
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	31,261,336	—	—	31,261,336
Warrants
Materials	6,863	—	—	6,863

Total Assets	$3,236,855,120	$88,958,135	$313,881	$3,326,127,136

Total Liabilities	$—	$—	$—	$—

Total	$3,236,855,120	$88,958,135	$313,881	$3,326,127,136

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,205,034,712
Aggregate gross unrealized depreciation	(186,578,997)

Net unrealized appreciation	$2,018,455,715

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,307,671,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.1%)
Communication Services (8.6%)
Diversified Telecommunication Services (2.8%)
CCO Holdings LLC
5.500%, 5/1/26§	$150,000	$149,477
5.000%, 2/1/28§	225,000	218,178
6.375%, 9/1/29(x)§	494,000	492,302
4.750%, 3/1/30§	458,000	424,566
4.750%, 2/1/32§	619,000	549,746
4.500%, 5/1/32	679,000	590,282
4.500%, 6/1/33§	748,000	637,625
4.250%, 1/15/34(x)§	775,000	638,406
Level 3 Financing, Inc.
4.500%, 4/1/30§	576,000	462,960
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	342,800
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,111,174
Windstream Escrow LLC
7.750%, 8/15/28	399	5
Windstream Services LLC
8.250%, 10/1/31§	281,000	285,918
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	705,000	641,761
6.125%, 3/1/28§	328,000	273,060

		6,818,260

Entertainment (1.2%)
Cinemark USA, Inc.
5.250%, 7/15/28(x)§	1,650,000	1,596,375
7.000%, 8/1/32§	175,000	176,642
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	282,000	284,690
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,053,000

		3,110,707

Interactive Media & Services (0.0%)†
ZipRecruiter, Inc.
5.000%, 1/15/30§	50,000	44,031

Media (4.6%)
CMG Media Corp.
8.875%, 6/18/29§	347,333	299,575
CSC Holdings LLC
5.500%, 4/15/27§	400,000	369,904
7.500%, 4/1/28§	450,000	317,250
11.750%, 1/31/29§	524,000	507,625
4.625%, 12/1/30§	175,000	85,750
DISH DBS Corp.
5.125%, 6/1/29	350,000	227,937
DISH Network Corp.
11.750%, 11/15/27§	625,000	657,031
Gray Media, Inc.
10.500%, 7/15/29(x)§	149,000	154,401
4.750%, 10/15/30(x)§	645,000	403,028
5.375%, 11/15/31§	257,000	157,117
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	604,000	593,811
Neptune Bidco US, Inc.
9.290%, 4/15/29§	723,000	626,805
Nexstar Media, Inc.
5.625%, 7/15/27§	628,000	617,795
Outfront Media Capital LLC
5.000%, 8/15/27§	1,230,000	1,209,656
4.250%, 1/15/29§	850,000	785,799
4.625%, 3/15/30§	250,000	228,413
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	225,340
8.125%, 2/15/33(x)§	177,000	174,472
Sirius XM Radio LLC
3.125%, 9/1/26§	394,000	380,864
4.000%, 7/15/28§	475,000	441,156
4.125%, 7/1/30§	75,000	66,467
3.875%, 9/1/31§	676,000	578,278
Stagwell Global LLC
5.625%, 8/15/29§	571,000	543,164
TEGNA, Inc.
4.750%, 3/15/26§	500,000	493,910
Univision Communications, Inc.
8.500%, 7/31/31§	692,000	671,240
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	456,305

		11,273,093

Total Communication Services		21,246,091

Consumer Discretionary (13.5%)
Automobile Components (1.4%)
Clarios Global LP
8.500%, 5/15/27§	344,000	344,860
6.750%, 5/15/28§	744,000	751,440
6.750%, 2/15/30(x)§	287,000	289,061
Forvia SE
8.000%, 6/15/30§	399,000	392,576
Icahn Enterprises LP
9.750%, 1/15/29	125,000	124,062
4.375%, 2/1/29	550,000	459,250
9.000%, 6/15/30	525,000	496,125
IHO Verwaltungs GmbH
8.000%, 11/15/32 PIK§	575,000	566,375

		3,423,749

Broadline Retail (0.4%)
Getty Images, Inc.
9.750%, 3/1/27§	858,000	858,000

Distributors (0.9%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	533,000	544,657
7.750%, 3/15/31§	689,000	721,252
Resideo Funding, Inc.
6.500%, 7/15/32(x)§	274,000	273,025
Velocity Vehicle Group LLC
8.000%, 6/1/29§	214,000	219,275
Windsor Holdings III LLC
8.500%, 6/15/30§	542,000	558,937

		2,317,146

Diversified Consumer Services (1.2%)
Belron UK Finance plc
5.750%, 10/15/29§	200,000	198,000
Champions Financing, Inc.
8.750%, 2/15/29(x)§	625,000	559,375
Service Corp. International
5.750%, 10/15/32	289,000	283,581
Sotheby’s
7.375%, 10/15/27§	1,350,000	1,306,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Wand NewCo 3, Inc.
7.625%, 1/30/32§	$547,000	$559,992

		2,907,272

Hotels, Restaurants & Leisure (6.8%)
1011778 BC ULC
3.875%, 1/15/28§	420,000	400,739
5.625%, 9/15/29§	437,000	430,886
4.000%, 10/15/30§	700,000	632,093
Boyd Gaming Corp.
4.750%, 6/15/31§	350,000	322,000
Caesars Entertainment, Inc.
4.625%, 10/15/29§	300,000	274,779
7.000%, 2/15/30§	2,535,000	2,572,493
Carnival Corp.
7.000%, 8/15/29§	546,000	569,205
6.125%, 2/15/33§	457,000	451,287
CEC Entertainment LLC
6.750%, 5/1/26(x)§	165,000	162,970
Churchill Downs, Inc.
5.750%, 4/1/30§	526,000	513,644
Everi Holdings, Inc.
5.000%, 7/15/29§	1,025,000	1,025,062
Flutter Treasury DAC
6.375%, 4/29/29§	249,000	252,735
Great Canadian Gaming Corp.
8.750%, 11/15/29§	301,000	303,258
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	172,000	171,355
3.625%, 2/15/32§	346,000	303,328
5.875%, 3/15/33§	263,000	260,422
Light & Wonder International, Inc.
7.500%, 9/1/31§	300,000	306,456
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	350,000	267,750
Marriott International, Inc.
5.350%, 3/15/35	520,000	510,855
NCL Corp. Ltd.
6.750%, 2/1/32(x)§	340,000	336,722
Ontario Gaming GTA LP
8.000%, 8/1/30§	525,000	526,969
Raising Cane’s Restaurants LLC
9.375%, 5/1/29§	100,000	106,125
Rivers Enterprise Borrower LLC
6.625%, 2/1/33§	850,000	835,125
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	371,000	369,145
6.000%, 2/1/33§	923,000	920,693
Scientific Games Holdings LP
6.625%, 3/1/30§	350,000	329,438
Six Flags Entertainment Corp.
6.625%, 5/1/32§	496,000	499,234
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	381,500
Station Casinos LLC
4.500%, 2/15/28§	450,000	430,313
4.625%, 12/1/31§	1,519,000	1,359,505
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	294,000	280,899
Wynn Resorts Finance LLC
5.125%, 10/1/29§	375,000	358,793
7.125%, 2/15/31§	50,000	51,437
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	306,244

		16,823,459

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
9.500%, 10/15/29§	331,000	302,038
Newell Brands, Inc.
6.625%, 5/15/32(x)	406,000	394,835
6.875%, 4/1/36(e)(x)	225,000	217,975

		914,848

Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	125,000	112,855
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	169,000	174,247
eG Global Finance plc
12.000%, 11/30/28§	614,000	678,617
LBM Acquisition LLC
6.250%, 1/15/29§	458,000	388,727
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	283,276
8.250%, 8/1/31§	425,000	440,801
Lithia Motors, Inc.
4.375%, 1/15/31(x)§	250,000	225,938
Specialty Building Products Holdings LLC
7.750%, 10/15/29(x)§	208,000	191,620
Upbound Group, Inc.
6.375%, 2/15/29§	750,000	708,825
Victra Holdings LLC
8.750%, 9/15/29§	850,000	874,438
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	374,383

		4,453,727

Textiles, Apparel & Luxury Goods (0.6%)
Champ Acquisition Corp.
8.375%, 12/1/31(x)§	274,000	283,590
Crocs, Inc.
4.125%, 8/15/31§	382,000	336,160
Hanesbrands, Inc.
9.000%, 2/15/31§	464,000	487,905
S&S Holdings LLC
8.375%, 10/1/31§	515,000	486,176

		1,593,831

Total Consumer Discretionary		33,292,032

Consumer Staples (4.0%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	355,000	338,727

Consumer Staples Distribution & Retail (1.3%)
Performance Food Group, Inc.
5.500%, 10/15/27§	275,000	271,562
4.250%, 8/1/29§	500,000	467,700
6.125%, 9/15/32§	627,000	620,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
United Natural Foods, Inc.
6.750%, 10/15/28(x)§	$477,000	$471,038
US Foods, Inc.
4.625%, 6/1/30§	867,000	821,509
7.250%, 1/15/32§	356,000	369,795
5.750%, 4/15/33§	150,000	145,875

		3,168,209

Food Products (2.1%)
Chobani Holdco II LLC
8.750%, 10/1/29 PIK§	200,000	216,688
Chobani LLC
7.625%, 7/1/29§	50,000	51,250
Darling Ingredients, Inc.
6.000%, 6/15/30(x)§	720,000	712,800
Fiesta Purchaser, Inc.
7.875%, 3/1/31(x)§	244,000	251,698
9.625%, 9/15/32§	330,000	338,663
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§	225,000	205,312
Post Holdings, Inc.
5.500%, 12/15/29§	118,000	114,313
4.625%, 4/15/30§	325,000	303,485
4.500%, 9/15/31§	1,297,000	1,174,615
6.375%, 3/1/33§	226,000	222,447
6.250%, 10/15/34§	824,000	804,372
Simmons Foods, Inc.
4.625%, 3/1/29§	186,000	172,093
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	715,000	661,375

		5,229,111

Household Products (0.2%)
Energizer Holdings, Inc.
4.750%, 6/15/28(x)§	396,000	378,707

Personal Care Products (0.3%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	182,000	181,545
Opal Bidco SAS
6.500%, 3/31/32§	200,000	200,000
Prestige Brands, Inc.
3.750%, 4/1/31§	384,000	343,572

		725,117

Total Consumer Staples		9,839,871

Energy (8.3%)
Energy Equipment & Services (1.0%)
Aris Water Holdings LLC
7.250%, 4/1/30§	694,000	699,489
Transocean, Inc.
8.750%, 2/15/30§	253,600	263,440
7.500%, 4/15/31(x)	575,000	506,719
8.500%, 5/15/31(x)§	630,000	608,737
6.800%, 3/15/38(x)	525,000	400,948

		2,479,333

Oil, Gas & Consumable Fuels (7.3%)
Antero Resources Corp.
7.625%, 2/1/29§	200,000	205,080
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	348,000	345,825
Blue Racer Midstream LLC
6.625%, 7/15/26§	304,000	302,480
7.250%, 7/15/32(x)§	503,000	518,729
Buckeye Partners LP
4.500%, 3/1/28§	200,000	191,906
5.850%, 11/15/43	175,000	154,000
5.600%, 10/15/44	150,000	129,375
Chord Energy Corp.
6.750%, 3/15/33§	350,000	348,355
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	647,500
Comstock Resources, Inc.
5.875%, 1/15/30§	650,000	611,423
Crescent Energy Finance LLC
7.625%, 4/1/32§	588,000	576,975
Delek Logistics Partners LP
8.625%, 3/15/29§	645,000	668,104
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	306,907
Genesis Energy LP
7.750%, 2/1/28	669,000	673,844
8.250%, 1/15/29	150,000	154,848
8.875%, 4/15/30	200,000	206,750
7.875%, 5/15/32(x)	743,000	748,573
8.000%, 5/15/33	350,000	352,929
Harvest Midstream I LP
7.500%, 5/15/32§	300,000	307,875
Hilcorp Energy I LP
6.250%, 4/15/32§	325,000	302,250
8.375%, 11/1/33§	175,000	178,937
7.250%, 2/15/35§	250,000	237,500
Kinder Morgan, Inc.
4.800%, 2/1/33	367,000	353,649
Kinetik Holdings LP
5.875%, 6/15/30§	680,000	669,800
Magnolia Oil & Gas Operating LLC
6.875%, 12/1/32§	375,000	374,062
Matador Resources Co.
6.250%, 4/15/33§	575,000	561,332
MEG Energy Corp.
5.875%, 2/1/29§	325,000	319,095
NGL Energy Operating LLC
8.375%, 2/15/32§	673,000	669,346
NuStar Logistics LP
6.000%, 6/1/26	250,000	250,313
6.375%, 10/1/30	230,000	231,725
Permian Resources Operating LLC
5.875%, 7/1/29§	252,000	248,623
6.250%, 2/1/33§	312,000	310,094
Prairie Acquiror LP
9.000%, 8/1/29§	675,000	686,812
Rockies Express Pipeline LLC
6.750%, 3/15/33§	75,000	76,222
SM Energy Co.
7.000%, 8/1/32§	475,000	464,906
Summit Midstream Holdings LLC
8.625%, 10/31/29§	785,000	798,738
Sunoco LP
4.500%, 4/30/30	158,000	147,730
7.250%, 5/1/32§	326,000	335,780
6.250%, 7/1/33§	324,000	324,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Tallgrass Energy Partners LP
7.375%, 2/15/29§		$250,000	$250,560
6.000%, 9/1/31§		150,000	141,000
Venture Global LNG, Inc.
7.000%, 1/15/30§		275,000	269,844
8.375%, 6/1/31§		1,050,000	1,059,888
9.875%, 2/1/32§		450,000	477,387
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29§		900,000	873,000

			18,064,275

Total Energy			20,543,608

Financials (12.6%)
Capital Markets (1.0%)
Aretec Group, Inc.
7.500%, 4/1/29§		180,000	175,050
10.000%, 8/15/30§		231,000	247,711
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§		750,000	734,321
HAT Holdings I LLC
3.750%, 9/15/30§		625,000	556,375
MSCI, Inc.
3.250%, 8/15/33§		410,000	351,385
StoneX Group, Inc.
7.875%, 3/1/31§		400,000	416,332

			2,481,174

Consumer Finance (3.9%)
Ally Financial, Inc.
6.700%, 2/14/33(x)		425,000	424,215
Azorra Finance Ltd.
7.750%, 4/15/30§		1,075,000	1,059,928
Bread Financial Holdings, Inc.
9.750%, 3/15/29§		1,368,000	1,441,120
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.375%, 6/15/35(k)§		400,000	390,083
Credit Acceptance Corp.
9.250%, 12/15/28§		800,000	847,000
6.625%, 3/15/30§		275,000	268,469
Enova International, Inc.
9.125%, 8/1/29§		391,000	401,252
GGAM Finance Ltd.
8.000%, 2/15/27§		224,000	229,040
8.000%, 6/15/28§		414,000	432,630
goeasy Ltd.
6.875%, 5/15/30§		525,000	512,531
OneMain Finance Corp.
7.875%, 3/15/30		125,000	129,039
4.000%, 9/15/30		1,250,000	1,098,437
7.500%, 5/15/31(x)		300,000	304,875
7.125%, 11/15/31		350,000	351,313
PROG Holdings, Inc.
6.000%, 11/15/29§		925,000	853,312
Rfna LP
7.875%, 2/15/30§		850,000	839,358

			9,582,602

Financial Services (3.7%)
Armor Holdco, Inc.
8.500%, 11/15/29§		617,000	597,861
Burford Capital Global Finance LLC
9.250%, 7/1/31§		1,300,000	1,368,562
Freedom Mortgage Corp.
12.000%, 10/1/28§		296,000	317,090
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§		374,000	379,748
8.375%, 4/1/32§		243,000	235,710
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34§		400,000	393,923
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§		375,000	371,719
6.500%, 8/1/29§		525,000	531,447
7.125%, 2/1/32§		300,000	311,625
Oxford Finance LLC
6.375%, 2/1/27§		975,000	966,059
Rocket Mortgage LLC
2.875%, 10/15/26(x)§		226,000	216,515
3.875%, 3/1/31§		1,125,000	1,002,656
4.000%, 10/15/33(x)§		325,000	275,844
Shift4 Payments LLC
4.625%, 11/1/26§		594,000	585,286
6.750%, 8/15/32§		988,000	990,470
WEX, Inc.
6.500%, 3/15/33§		675,000	666,562

			9,211,077

Insurance (3.9%)
Acrisure LLC
8.250%, 2/1/29§		1,591,000	1,634,291
4.250%, 2/15/29§		275,000	257,125
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§		250,000	240,660
6.750%, 10/15/27§		553,000	550,926
6.500%, 10/1/31§		875,000	857,500
AmWINS Group, Inc.
4.875%, 6/30/29§		1,400,000	1,312,500
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§		1,325,000	1,352,056
AssuredPartners, Inc.
5.625%, 1/15/29§		475,000	474,107
BroadStreet Partners, Inc.
5.875%, 4/15/29§		356,000	339,980
Howden UK Refinance plc
7.250%, 2/15/31§		525,000	526,969
8.125%, 2/15/32§		700,000	707,000
HUB International Ltd.
7.250%, 6/15/30§		458,000	470,617
Panther Escrow Issuer LLC
7.125%, 6/1/31§		1,051,000	1,069,393

			9,793,124

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§		204,000	203,184

Total Financials			31,271,161

Health Care (5.2%)
Biotechnology (0.4%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	222,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 10/15/28§	$830,000	$767,783

		990,634

Health Care Equipment & Supplies (0.7%)
Medline Borrower LP
5.250%, 10/1/29§	394,000	378,161
Neogen Food Safety Corp.
8.625%, 7/20/30§	1,092,000	1,143,870
Varex Imaging Corp.
7.875%, 10/15/27(x)§	313,000	318,087

		1,840,118

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	300,000	290,625
5.000%, 4/15/29§	250,000	236,460
7.375%, 3/15/33§	425,000	425,000
AdaptHealth LLC
5.125%, 3/1/30§	298,000	271,180
Concentra Escrow Issuer Corp.
6.875%, 7/15/32§	175,000	177,625
DaVita, Inc.
4.625%, 6/1/30§	525,000	480,611
3.750%, 2/15/31§	150,000	130,360
6.875%, 9/1/32§	125,000	125,156
HealthEquity, Inc.
4.500%, 10/1/29§	601,000	563,305
Heartland Dental LLC
10.500%, 4/30/28§	650,000	682,500
Icon Investments Six DAC
6.000%, 5/8/34	600,000	610,124
LifePoint Health, Inc.
9.875%, 8/15/30§	200,000	211,124
11.000%, 10/15/30§	125,000	135,625
10.000%, 6/1/32§	775,000	741,187
Select Medical Corp.
6.250%, 12/1/32§	250,000	243,387
Star Parent, Inc.
9.000%, 10/1/30§	347,000	340,494
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	501,000	494,737
Tenet Healthcare Corp.
6.250%, 2/1/27	436,000	435,891
6.125%, 10/1/28	700,000	694,750
US Acute Care Solutions LLC
9.750%, 5/15/29§	538,000	535,983

		7,826,124

Health Care Technology (0.6%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	197,000
5.700%, 5/15/28	500,000	509,419
6.250%, 2/1/29	648,000	675,114

		1,381,533

Pharmaceuticals (0.3%)
1261229 BC Ltd.
10.000%, 4/15/32§	400,000	397,520
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	355,000

		752,520

Total Health Care		12,790,929

Industrials (11.0%)
Aerospace & Defense (0.7%)
Goat Holdco LLC
6.750%, 2/1/32§	284,000	277,255
Rolls-Royce plc
5.750%, 10/15/27§	452,000	462,184
TransDigm, Inc.
6.750%, 8/15/28§	450,000	457,213
7.125%, 12/1/31§	425,000	437,219

		1,633,871

Building Products (1.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	269,000	269,000
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	576,000	591,875
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	434,000	356,965
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	67,000	52,930
EMRLD Borrower LP
6.625%, 12/15/30§	594,000	595,319
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	239,000	230,037
Quikrete Holdings, Inc.
6.750%, 3/1/33§	325,000	323,375
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	300,000	290,250
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	306,270

		3,016,021

Commercial Services & Supplies (3.0%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	246,000	221,400
ADT Security Corp. (The)
4.875%, 7/15/32(x)§	363,000	338,882
Allied Universal Holdco LLC
9.750%, 7/15/27§	464,000	466,320
6.000%, 6/1/29(x)§	151,000	138,165
7.875%, 2/15/31§	408,000	412,366
Aramark Services, Inc.
5.000%, 2/1/28(x)§	390,000	381,225
Clean Harbors, Inc.
6.375%, 2/1/31§	50,000	50,322
Garda World Security Corp.
6.000%, 6/1/29(x)§	310,000	292,175
8.250%, 8/1/32§	169,000	164,605
8.375%, 11/15/32§	695,000	687,181
Madison IAQ LLC
5.875%, 6/30/29(x)§	1,018,000	961,043
Matthews International Corp.
8.625%, 10/1/27§	391,000	406,089
OPENLANE, Inc.
5.125%, 6/1/25§	117,000	116,122
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	529,000	514,453
Reworld Holding Corp.
4.875%, 12/1/29(x)§	375,000	347,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Veritiv Operating Co.
10.500%, 11/30/30§	$626,000	$661,995
Waste Pro USA, Inc.
7.000%, 2/1/33§	731,000	733,741
Williams Scotsman, Inc.
7.375%, 10/1/31§	558,000	571,950

		7,465,400

Construction & Engineering (0.7%)
Arcosa, Inc.
6.875%, 8/15/32§	307,000	310,838
Brand Industrial Services, Inc.
10.375%, 8/1/30§	400,000	381,088
Dycom Industries, Inc.
4.500%, 4/15/29§	383,000	358,522
Pike Corp.
8.625%, 1/31/31(x)§	262,000	276,161
Weekley Homes LLC
4.875%, 9/15/28(x)§	242,000	228,085

		1,554,694

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	267,000	270,338

Ground Transportation (1.5%)
Dcli Bidco LLC
7.750%, 11/15/29§	208,000	213,200
EquipmentShare.com, Inc.
9.000%, 5/15/28§	321,000	332,582
8.625%, 5/15/32§	600,000	618,000
8.000%, 3/15/33(x)§	325,000	326,625
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	230,000	228,275
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	520,995
RXO, Inc.
7.500%, 11/15/27§	316,000	324,124
Star Leasing Co. LLC
7.625%, 2/15/30§	291,000	278,632
Watco Cos. LLC
7.125%, 8/1/32§	522,000	524,485
XPO, Inc.
7.125%, 6/1/31(x)§	368,000	376,401

		3,743,319

Machinery (1.4%)
ATS Corp.
4.125%, 12/15/28(x)§	468,000	433,429
Calderys Financing LLC
11.250%, 6/1/28§	400,000	420,500
Chart Industries, Inc.
7.500%, 1/1/30§	937,000	968,624
Hillenbrand, Inc.
6.250%, 2/15/29	394,000	394,000
3.750%, 3/1/31	130,000	113,362
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	344,000	343,188
Terex Corp.
6.250%, 10/15/32§	776,000	752,720

		3,425,823

Passenger Airlines (0.4%)
American Airlines, Inc.
5.750%, 4/20/29§	325,000	317,281
VistaJet Malta Finance plc
9.500%, 6/1/28§	475,000	469,656
6.375%, 2/1/30§	225,000	196,945

		983,882

Professional Services (0.8%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	231,000	226,957
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	264,344
VT Topco, Inc.
8.500%, 8/15/30§	1,464,000	1,526,220

		2,017,521

Trading Companies & Distributors (1.2%)
Fortress Transportation and Infrastructure Investors LLC
7.000%, 5/1/31§	450,000	455,490
7.000%, 6/15/32§	275,000	278,006
United Rentals North America, Inc.
6.000%, 12/15/29§	408,000	412,945
6.125%, 3/15/34§	342,000	342,000
WESCO Distribution, Inc.
7.250%, 6/15/28§	532,000	536,655
6.625%, 3/15/32§	569,000	576,112
6.375%, 3/15/33§	415,000	416,909

		3,018,117

Total Industrials		27,128,986

Information Technology (9.0%)
Communications Equipment (0.6%)
CommScope LLC
8.250%, 3/1/27§	314,000	296,460
4.750%, 9/1/29§	364,000	322,941
Viasat, Inc.
5.625%, 9/15/25§	825,000	817,781

		1,437,182

Electronic Equipment, Instruments & Components (0.1%)
Zebra Technologies Corp.
6.500%, 6/1/32§	261,000	263,688

IT Services (1.2%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	640,000	624,307
ASGN, Inc.
4.625%, 5/15/28§	575,000	548,269
Cablevision Lightpath LLC
3.875%, 9/15/27§	250,000	236,875
5.625%, 9/15/28§	200,000	182,750
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	280,000	283,500
ION Trading Technologies Sarl
5.750%, 5/15/28§	600,000	558,000
Unisys Corp.
6.875%, 11/1/27§	494,000	479,180

		2,912,881

Software (6.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	660,000	657,525
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	1,652,000	1,550,815
Camelot Finance SA
4.500%, 11/1/26§	352,000	343,200
Capstone Borrower, Inc.
8.000%, 6/15/30§	1,205,000	1,236,631
Central Parent LLC
8.000%, 6/15/29(x)§	1,150,000	1,009,125
Central Parent, Inc.
7.250%, 6/15/29§	511,000	441,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	$275,000	$254,444
4.875%, 7/1/29§	610,000	544,425
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	227,472
9.000%, 9/30/29§	798,000	794,010
Dye & Durham Ltd.
8.625%, 4/15/29§	925,000	952,565
Ellucian Holdings, Inc.
6.500%, 12/1/29§	219,000	215,168
Gen Digital, Inc.
7.125%, 9/30/30(x)§	847,000	863,940
6.250%, 4/1/33§	410,000	405,900
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	246,840
8.750%, 5/1/29§	300,000	302,250
McAfee Corp.
7.375%, 2/15/30§	712,000	629,230
NCR Voyix Corp.
5.000%, 10/1/28(x)§	349,000	335,127
5.125%, 4/15/29§	178,000	169,513
Open Text Corp.
6.900%, 12/1/27§	380,000	391,875
3.875%, 12/1/29§	75,000	68,153
Open Text Holdings, Inc.
4.125%, 12/1/31§	492,000	433,575
RingCentral, Inc.
8.500%, 8/15/30(x)§	300,000	314,625
Rocket Software, Inc.
6.500%, 2/15/29§	392,000	368,970
SS&C Technologies, Inc.
5.500%, 9/30/27§	662,000	654,553
6.500%, 6/1/32§	1,142,000	1,151,992
UKG, Inc.
6.875%, 2/1/31§	762,000	771,287
ZoomInfo Technologies LLC
3.875%, 2/1/29§	2,013,000	1,841,895

		17,176,481

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.850%, 2/1/35(x)	550,000	521,446

Total Information Technology		22,311,678

Materials (7.8%)
Chemicals (2.6%)
Avient Corp.
7.125%, 8/1/30§	339,000	345,319
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	342,125
Celanese US Holdings LLC
6.750%, 4/15/33	440,000	426,162
6.950%, 11/15/33(e)(x)	110,000	114,881
HB Fuller Co.
4.250%, 10/15/28	372,000	351,540
Illuminate Buyer LLC
9.000%, 7/1/28§	936,000	934,830
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	600,000	617,820
Minerals Technologies, Inc.
5.000%, 7/1/28§	829,000	798,501
NOVA Chemicals Corp.
8.500%, 11/15/28§	301,000	317,949
7.000%, 12/1/31§	177,000	184,532
Nufarm Australia Ltd.
5.000%, 1/27/30(x)§	582,000	541,260
Olympus Water US Holding Corp.
4.250%, 10/1/28§	246,000	227,154
6.250%, 10/1/29(x)§	200,000	176,000
7.250%, 6/15/31(x)§	370,000	362,504
WR Grace Holdings LLC
5.625%, 8/15/29§	977,000	838,442

		6,579,019

Containers & Packaging (3.4%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	1,434,000	1,219,703
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	400,000	367,500
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	891,000	898,796
6.750%, 4/15/32§	236,000	236,885
Graphic Packaging International LLC
6.375%, 7/15/32§	230,000	229,855
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	465,000	452,213
LABL, Inc.
10.500%, 7/15/27(x)§	350,000	310,625
5.875%, 11/1/28§	259,000	203,639
8.625%, 10/1/31(x)§	394,000	288,605
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	366,000	358,223
9.250%, 4/15/27§	1,150,000	1,084,875
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	413,000	410,419
7.250%, 5/15/31(x)§	258,000	250,905
Sealed Air Corp.
6.125%, 2/1/28§	182,000	181,773
7.250%, 2/15/31§	350,000	361,812
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,290,000	1,270,650
8.500%, 8/15/27(e)§	200,000	199,250

		8,325,728

Metals & Mining (1.5%)
Arsenal AIC Parent LLC
8.000%, 10/1/30(x)§	400,000	408,724
11.500%, 10/1/31§	650,000	706,875
Constellium SE
3.750%, 4/15/29§	75,000	68,040
6.375%, 8/15/32(x)§	300,000	293,160
Kaiser Aluminum Corp.
4.500%, 6/1/31§	338,000	297,741
Novelis Corp.
4.750%, 1/30/30§	800,000	742,240
3.875%, 8/15/31(x)§	75,000	65,056
Novelis, Inc.
6.875%, 1/30/30(x)§	171,000	173,436
SunCoke Energy, Inc.
4.875%, 6/30/29§	1,125,000	1,032,930

		3,788,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Paper & Forest Products (0.3%)
Magnera Corp.
7.250%, 11/15/31(x)§		$758,000	$737,238

Total Materials			19,430,187

Real Estate (1.8%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.625%, 6/15/25§		314,000	313,937
4.250%, 12/1/26§		290,000	286,273

			600,210

Health Care REITs (0.7%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26	EUR	500,000	493,024
5.000%, 10/15/27(x)		$575,000	518,219
3.500%, 3/15/31(x)		300,000	200,154
8.500%, 2/15/32§		375,000	380,625

			1,592,022

Hotel & Resort REITs (0.4%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	346,655
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§		232,000	228,713
Service Properties Trust (REIT)
8.625%, 11/15/31(x)§		450,000	474,187

			1,049,555

Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§		446,000	444,885
Greystar Real Estate Partners LLC
7.750%, 9/1/30§		324,000	336,960

			781,845

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		381,000	368,141

Total Real Estate			4,391,773

Utilities (0.3%)
Gas Utilities (0.1%)
AmeriGas Partners LP
9.375%, 6/1/28§		75,000	74,179
Suburban Propane Partners LP
5.000%, 6/1/31§		250,000	224,842

			299,021

Independent Power and Renewable Electricity Producers (0.2%)
Lightning Power LLC
7.250%, 8/15/32§		350,000	360,063

Total Utilities			659,084

Total Corporate Bonds			202,905,400

Loan Participations (4.7%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B
(US Prime Rate + 5.50%), 13.000%, 11/3/26(k)		305,297	21,371

Total Communication Services			21,371

Consumer Discretionary (0.9%)
Automobile Components (0.4%)
First Brands Group LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.00%), 9.552%, 3/30/27(k)		147,504	136,441
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.00%), 9.552%, 3/30/27(k)		605,040	559,663
First Brands Group LLC, 2nd Lien Term Loan
(CME Term SOFR 3 Month + 8.50%), 13.052%, 3/30/28(k)		300,000	270,000

			966,104

Diversified Consumer Services (0.3%)
Ascend Learning LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.00%), 7.324%, 12/11/28(k)		100,000	98,666
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 10.174%, 12/10/29(k)		47,020	46,824
Champions Financing, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.75%), 9.072%, 2/6/29(k)		573,555	513,810

			659,300

Household Durables (0.1%)
Tecta America Corp., 1st Lien Term Loan
(CME Term SOFR 1 Month + 3.00%), 7.325%, 2/18/32(k)		300,000	297,187

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 4.25%), 8.549%, 3/30/29(k)		243,789	242,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)†
Varsity Brands, Inc., 1st Lien Term Loan B
(CME Term SOFR 3 Month + 3.50%), 7.819%, 8/26/31(k)	$100,000	$97,917

Total Consumer Discretionary		2,263,383

Financials (1.6%)
Capital Markets (0.8%)
Jump Financial LLC, 1st Lien Term Loan B
(CME Term SOFR 3 Month + 4.25%), 8.549%, 2/26/32(k)	174,563	175,653
Nexus Buyer LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.50%), 7.825%, 7/31/31(k)	274,313	272,392
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.25%), 10.675%, 11/1/29(k)	1,460,000	1,449,506

		1,897,551

Insurance (0.8%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 9.689%, 1/31/28(k)	1,050,000	992,250
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 9.689%, 1/19/29(k)	800,000	739,166
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.75%), 9.049%, 5/6/32(k)	355,263	357,262

		2,088,678

Total Financials		3,986,229

Health Care (0.2%)
Health Care Providers & Services (0.2%)
EyeCare Partners LLC, 1st Lien Term Loan B
(CME Term SOFR 3 Month + 1.00%), 5.393%, 11/30/28(k)	174,220	135,674
EyeCare Partners LLC, 1st Lien Term Loan C
(CME Term SOFR 3 Month + 6.75%), 11.143%, 11/30/28(k)	70,362	17,590
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C
(CME Term SOFR 3 Month + 6.75%), 11.311%, 6/28/29(k)	262,052	182,781

Total Health Care		336,045

Industrials (0.1%)
Building Products (0.1%)
Eco Material Technologies, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 6 Month + 3.25%), 7.467%, 2/12/32(k)	300,000	300,000

Total Industrials		300,000

Information Technology (1.9%)
IT Services (0.3%)
Kaseya, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.25%), 7.569%, 3/5/32(k)	175,000	173,644
Kaseya, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.00%), 9.325%, 3/22/32(k)	525,000	524,344

		697,988

Software (1.6%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 4.50%), 8.829%, 2/23/32(k)	975,000	998,156
Cast & Crew LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 1 Month + 3.75%), 8.075%, 12/29/28(k)	620,327	595,048
Central Parent LLC, 1st Lien Refinancing Term Loan
(CME Term SOFR 3 Month + 3.25%), 7.549%, 7/6/29(k)	125	107
Ellucian Holdings, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 4.75%), 9.075%, 11/15/32(k)	350,000	353,500
Leia Finco U.S. LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.25%), 7.535%, 10/9/31(k)	500,000	494,453
Leia Finco U.S. LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 5.25%), 9.535%, 10/11/32(k)	875,000	858,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Modena Buyer LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.50%), 8.791%, 7/1/31(k)	$573,563	$553,010
UKG, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.00%), 7.300%, 2/10/31(k)	173,190	172,793

		4,025,661

Total Information Technology		4,723,649

Total Loan Participations		11,630,677

Total Long-Term Debt Securities (86.8%) (Cost $218,696,247)		214,536,077

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A(r)*	377,134	16,937
Sound Inpatient Physicians, Inc., Class A2(r)*	16,883	12,663

Total Common Stocks (0.0%)† (Cost $—)		29,600

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF(x)	256,750	9,450,967
iShares iBoxx $ High Yield Corporate Bond ETF(x)	42,100	3,321,269
SPDR Bloomberg High Yield Bond ETF(x)	35,334	3,367,330
SPDR Portfolio High Yield Bond ETF(x)	250,730	5,872,097

Total Exchange Traded Funds (8.9%) (Cost $24,186,057)		22,011,663

SHORT-TERM INVESTMENTS:
Investment Companies (10.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	12,628,850	12,628,850
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	711,582	711,795
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	6,000,000	6,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.26% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		25,491,062

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills 4.10%, 4/29/25(p)(x)	$3,825,000	3,812,408

Total Short-Term Investments (11.9%) (Cost $29,303,645)		29,303,470

Total Investments in Securities (107.6%) (Cost $272,185,949)		265,880,810
Other Assets Less Liabilities (-7.6%)		(18,797,066)

Net Assets (100%)		$247,083,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $186,616,881 or 75.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $39,012,437. This was collateralized by $15,080,441 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 8/15/25 - 2/15/55 and by cash of $24,779,267 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	698,435	EUR	666,000	JPMorgan Chase Bank	5/20/2025	(23,639)

Net unrealized depreciation						(23,639)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$29,600	$29,600
Corporate Bonds
Communication Services	—	21,246,091	—	21,246,091
Consumer Discretionary	—	33,292,032	—	33,292,032
Consumer Staples	—	9,839,871	—	9,839,871
Energy	—	20,543,608	—	20,543,608
Financials	—	31,271,161	—	31,271,161
Health Care	—	12,790,929	—	12,790,929
Industrials	—	27,128,986	—	27,128,986
Information Technology	—	22,311,678	—	22,311,678
Materials	—	19,430,187	—	19,430,187
Real Estate	—	4,391,773	—	4,391,773
Utilities	—	659,084	—	659,084
Exchange Traded Funds	22,011,663	—	—	22,011,663
Loan Participations
Communication Services	—	21,371	—	21,371
Consumer Discretionary	—	2,263,383	—	2,263,383
Financials	—	3,986,229	—	3,986,229
Health Care	—	336,045	—	336,045
Industrials	—	300,000	—	300,000
Information Technology	—	4,723,649	—	4,723,649
Short-Term Investments
Investment Companies	25,491,062	—	—	25,491,062
U.S. Treasury Obligations	—	3,812,408	—	3,812,408

Total Assets	$47,502,725	$218,348,485	$29,600	$265,880,810

Liabilities:
Forward Currency Contracts	$—	$(23,639)	$—	$(23,639)

Total Liabilities	$—	$(23,639)	$—	$(23,639)

Total	$47,502,725	$218,324,846	$29,600	$265,857,171

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,188,756
Aggregate gross unrealized depreciation	(8,886,294)

Net unrealized depreciation	$(6,697,538)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,554,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,875	$68,625
ATN International, Inc.	1,904	38,670
Bandwidth, Inc., Class A*	4,527	59,304
IDT Corp., Class B	2,802	143,770

		310,369

Entertainment (1.0%)
CuriosityStream, Inc.	5,527	14,812
Gaia, Inc., Class A*	2,093	8,058
Golden Matrix Group, Inc.(x)*	4,137	8,150
IMAX Corp.*	46,265	1,219,083
Kartoon Studios, Inc.(x)*	6,534	4,057
LiveOne, Inc.(x)*	14,227	9,945
Marcus Corp. (The)	4,238	70,732
Mega Matrix, Inc.(x)*	6,451	4,211
Playstudios, Inc.*	16,867	21,421
PodcastOne, Inc.*	1,197	1,927
Reading International, Inc., Class A*	2,740	3,809
Reservoir Media, Inc.*	3,810	29,070
Skillz, Inc., Class A(x)*	3,088	13,896

		1,409,171

Interactive Media & Services (2.5%)
DHI Group, Inc.*	7,613	10,582
EverQuote, Inc., Class A*	4,573	119,767
fuboTV, Inc.(x)*	59,842	174,739
GameSquare Holdings, Inc.(x)*	4,421	2,630
Grindr, Inc.*	102,522	1,835,144
Intelligent Protection Management Corp.*	1,257	2,187
IZEA Worldwide, Inc.*	3,163	6,642
MediaAlpha, Inc., Class A*	5,602	51,762
Nextdoor Holdings, Inc.*	32,060	49,052
Outbrain, Inc.*	7,137	26,621
PSQ Holdings, Inc.*	716	1,640
QuinStreet, Inc.*	61,472	1,096,660
System1, Inc.(x)*	3,731	1,423
Travelzoo*	1,101	15,007
TrueCar, Inc.*	15,370	24,284
Zedge, Inc., Class B*	2,242	5,224

		3,423,364

Media (0.5%)
Boston Omaha Corp., Class A*	4,402	64,181
Cardlytics, Inc.(x)*	7,867	14,318
Clear Channel Outdoor Holdings, Inc.*	63,759	70,773
comScore, Inc.*	844	5,798
Creative Realities, Inc.*	1,110	2,165
Direct Digital Holdings, Inc., Class A*	477	305
Emerald Holding, Inc.	2,998	11,782
Entravision Communications Corp., Class A	11,132	23,377
EW Scripps Co. (The), Class A*	11,131	32,948
Fluent, Inc.*	935	2,038
Gambling.com Group Ltd.*	2,989	37,721
Gannett Co., Inc.*	25,564	73,880
Harte Hanks, Inc.*	810	3,888
iHeartMedia, Inc., Class A*	19,660	32,439
Lee Enterprises, Inc.(x)*	1,120	11,626
Marchex, Inc., Class B*	4,459	7,268
National CineMedia, Inc.*	12,795	74,723
Saga Communications, Inc., Class A	766	9,552
SPAR Group, Inc.*	2,134	2,817
Thryv Holdings, Inc.*	6,846	87,697
Townsquare Media, Inc., Class A	2,530	20,594
Urban One, Inc.*	2,132	1,535
WideOpenWest, Inc.*	8,905	44,080

		635,505

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	3,328	54,712
SurgePays, Inc.*	2,896	5,995

		60,707

Total Communication Services		5,839,116

Consumer Discretionary (7.7%)
Automobile Components (0.1%)
Cooper-Standard Holdings, Inc.*	3,100	47,492
Holley, Inc.*	8,854	22,755
Motorcar Parts of America, Inc.*	3,514	33,383
Solid Power, Inc.(x)*	28,109	29,514
Stoneridge, Inc.*	4,868	22,344
Strattec Security Corp.*	667	26,320
Superior Industries International, Inc.*	4,239	9,029
Sypris Solutions, Inc.*	2,083	3,354

		194,191

Automobiles (0.0%)†
Cenntro, Inc.(x)*	4,730	4,132

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,063	12,352
ContextLogic, Inc., Class A*	4,432	30,935
Groupon, Inc.*	4,207	78,965

		122,252

Distributors (0.1%)
A-Mark Precious Metals, Inc.	3,235	82,072
Weyco Group, Inc.	1,131	34,473

		116,545

Diversified Consumer Services (4.0%)
Allurion Technologies, Inc.*	111	356
American Public Education, Inc.*	2,913	65,018
Beachbody Co., Inc. (The)*	640	4,794
Carriage Services, Inc., Class A	2,564	99,355
Legacy Education, Inc.*	631	4,524
Lincoln Educational Services Corp.*	4,696	74,526
Nerdy, Inc.(x)*	13,610	19,326
OneSpaWorld Holdings Ltd.	58,717	985,858
Perdoceo Education Corp.	10,632	267,714
Stride, Inc.*	10,963	1,386,820
Universal Technical Institute, Inc.*	101,179	2,598,277
Wag! Group Co.(x)*	4,800	735
WW International, Inc.(x)*	16,011	8,367
Zspace, Inc.(x)*	320	2,371

		5,518,041

Hotels, Restaurants & Leisure (1.1%)
Ark Restaurants Corp.	437	4,414
Biglari Holdings, Inc., Class B*	135	29,233
BJ’s Restaurants, Inc.*	3,330	114,086
Canterbury Park Holding Corp.	667	12,173
Century Casinos, Inc.*	5,461	9,229
Denny’s Corp.*	9,301	34,135
El Pollo Loco Holdings, Inc.*	4,692	48,328
FAT Brands, Inc., Class A	1,087	3,130
Full House Resorts, Inc.(x)*	6,401	26,756
GAN Ltd.*	8,496	15,038
Golden Entertainment, Inc.	3,442	90,834
Inspired Entertainment, Inc.*	3,944	33,682
Kura Sushi USA, Inc., Class A(x)*	1,217	62,310
Lindblad Expeditions Holdings, Inc.*	6,624	61,404
Nathan’s Famous, Inc.	509	49,055
Noodles & Co., Class A*	7,314	7,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ONE Group Hospitality, Inc. (The)(x)*	4,170	$12,468
PlayAGS, Inc.*	6,865	83,135
Potbelly Corp.*	4,944	47,017
RCI Hospitality Holdings, Inc.	1,485	63,766
Red Robin Gourmet Burgers, Inc.*	3,019	10,748
Serve Robotics, Inc.(x)*	3,633	20,890
Sweetgreen, Inc., Class A*	25,979	649,995
Twin Hospitality Group, Inc.*	165	1,125
Vacasa, Inc., Class A(x)*	1,650	8,877

		1,499,800

Household Durables (0.5%)
Bassett Furniture Industries, Inc.	1,448	22,082
Beazer Homes USA, Inc.*	5,295	107,965
Ethan Allen Interiors, Inc.	4,111	113,875
Flexsteel Industries, Inc.	845	30,851
GoPro, Inc., Class A(x)*	24,211	16,049
Hamilton Beach Brands Holding Co., Class A	1,501	29,164
Hooker Furnishings Corp.	1,824	18,313
Hovnanian Enterprises, Inc., Class A*	906	94,867
iRobot Corp.(x)*	5,603	15,128
Landsea Homes Corp.*	5,002	32,113
Legacy Housing Corp.*	2,033	51,272
Lifetime Brands, Inc.	2,448	12,069
Lovesac Co. (The)*	2,274	41,341
Purple Innovation, Inc., Class A(x)*	11,333	8,604
Traeger, Inc.*	6,647	11,167
United Homes Group, Inc.(x)*	1,062	2,974
Universal Electronics, Inc.*	1,963	12,014
VOXX International Corp., Class A(x)*	2,118	15,885

		635,733

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,243	27,275
AMMO, Inc.(x)*	16,417	22,656
Clarus Corp.	5,693	21,349
Escalade, Inc.	1,956	29,927
Funko, Inc., Class A*	5,631	38,629
JAKKS Pacific, Inc.	1,481	36,536
Johnson Outdoors, Inc., Class A	806	20,021
Latham Group, Inc.*	7,296	46,913
Marine Products Corp.	1,780	14,934
MasterCraft Boat Holdings, Inc.*	3,046	52,452
Smith & Wesson Brands, Inc.	7,940	74,001
Solo Brands, Inc., Class A(x)*	4,829	810

		385,503

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	4,538	26,774
aka Brands Holding Corp.*	96	1,294
America’s Car-Mart, Inc.*	1,337	60,687
BARK, Inc.*	24,186	33,619
Big 5 Sporting Goods Corp.	4,121	3,985
Build-A-Bear Workshop, Inc.	2,270	84,376
Caleres, Inc.	5,888	101,450
CarParts.com, Inc.*	10,854	10,854
Cato Corp. (The), Class A	3,389	11,285
Children’s Place, Inc. (The)*	1,636	14,299
Citi Trends, Inc.*	1,217	26,938
Destination XL Group, Inc.*	9,568	13,969
Duluth Holdings, Inc., Class B*	2,768	4,816
Envela Corp.*	1,291	8,043
Genesco, Inc.*	1,905	40,443
Grove Collaborative Holdings(x)*	5,048	6,815
GrowGeneration Corp.*	11,105	11,993
Haverty Furniture Cos., Inc.	2,639	52,041
J Jill, Inc.	1,172	22,889
Lands’ End, Inc.*	2,479	25,236
Lazydays Holdings, Inc.(x)*	5,497	1,783
Lulu’s Fashion Lounge Holdings, Inc.(x)*	3,542	1,417
MarineMax, Inc.*	3,982	85,613
OneWater Marine, Inc., Class A*	2,162	34,981
PetMed Express, Inc.*	3,756	15,738
RealReal, Inc. (The)*	18,518	99,812
Rent the Runway, Inc., Class A*	576	2,569
RumbleON, Inc., Class B*	2,971	8,378
Shoe Carnival, Inc.	3,219	70,786
Sleep Number Corp.(x)*	4,079	25,861
Sportsman’s Warehouse Holdings, Inc.*	7,117	7,075
Stitch Fix, Inc., Class A*	18,545	60,271
Tandy Leather Factory, Inc.	331	960
ThredUp, Inc., Class A*	12,925	31,149
Tile Shop Holdings, Inc.(x)*	5,114	33,139
Tilly’s, Inc., Class A*	3,049	6,708
Torrid Holdings, Inc.(x)*	3,828	20,978
Warby Parker, Inc., Class A*	35,747	651,668
Winmark Corp.	531	168,789
Zumiez, Inc.*	2,833	42,183

		1,931,664

Textiles, Apparel & Luxury Goods (0.1%)
Crown Crafts, Inc.	1,742	6,341
Culp, Inc.*	2,105	10,525
Jerash Holdings US, Inc.	1,177	4,002
Lakeland Industries, Inc.	1,603	32,557
Movado Group, Inc.	2,677	44,759
Rocky Brands, Inc.	1,332	23,137
Superior Group of Cos., Inc.	2,368	25,906
Unifi, Inc.*	2,687	12,924
Vera Bradley, Inc.*	4,647	10,456

		170,607

Total Consumer Discretionary		10,578,468

Consumer Staples (6.2%)
Beverages (1.1%)
Vita Coco Co., Inc. (The)*	49,793	1,526,155

Consumer Staples Distribution & Retail (3.1%)
Chefs’ Warehouse, Inc. (The)*	34,737	1,891,777
HF Foods Group, Inc.*	6,429	31,502
Natural Grocers by Vitamin Cottage, Inc.	51,795	2,082,159
SpartanNash Co.	6,103	123,647
Village Super Market, Inc., Class A	1,584	60,208

		4,189,293

Food Products (1.1%)
Alico, Inc.	1,293	38,583
Bridgford Foods Corp.*	296	2,380
Calavo Growers, Inc.	2,996	71,874
Farmer Bros Co.*	3,021	6,707
Forafric Global plc(x)*	945	8,127
Lifeway Foods, Inc.*	785	19,193
Limoneira Co.	3,073	54,453
Mama’s Creations, Inc.*	6,051	39,392
Seneca Foods Corp., Class A*	858	76,396
SunOpta, Inc.*	17,142	83,310
Vital Farms, Inc.*	37,046	1,128,792

		1,529,207

Household Products (0.1%)
Oil-Dri Corp. of America	1,778	81,646

Personal Care Products (0.7%)
AXIL Brands, Inc.*	420	2,100
Beauty Health Co. (The)(x)*	13,955	18,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FitLife Brands, Inc.*	420	$5,082
Honest Co., Inc. (The)*	15,184	71,365
Lifevantage Corp.(x)	1,806	26,331
Medifast, Inc.*	1,938	26,124
Natural Alternatives International, Inc.*	842	2,896
Natural Health Trends Corp.	1,508	7,630
Nature’s Sunshine Products, Inc.*	2,305	28,928
Oddity Tech Ltd., Class A(x)*	19,257	833,058
Safety Shot, Inc.(x)*	8,481	3,088
United-Guardian, Inc.	544	4,891

		1,030,193

Tobacco (0.1%)
Ispire Technology, Inc.*	3,634	9,921
Turning Point Brands, Inc.	3,088	183,551

		193,472

Total Consumer Staples		8,549,966

Energy (2.1%)
Energy Equipment & Services (0.8%)
Aris Water Solutions, Inc., Class A	4,886	156,548
Bristow Group, Inc., Class A*	4,456	140,721
Dawson Geophysical Co.	1,144	1,407
DMC Global, Inc.*	3,546	29,857
Drilling Tools International Corp.*	2,265	5,368
Energy Services of America Corp.(x)	1,980	18,711
Forum Energy Technologies, Inc.*	2,149	43,216
Geospace Technologies Corp.(x)*	2,158	15,559
Gulf Island Fabrication, Inc.*	2,309	14,916
KLX Energy Services Holdings, Inc.(x)*	2,778	9,723
Mammoth Energy Services, Inc.*	4,679	9,545
Natural Gas Services Group, Inc.*	1,987	43,654
NCS Multistage Holdings, Inc.*	154	5,389
Nine Energy Service, Inc.(x)*	4,129	4,666
NPK International, Inc.*	15,088	87,661
Oil States International, Inc.*	10,819	55,718
Ranger Energy Services, Inc., Class A	2,906	41,236
SEACOR Marine Holdings, Inc.*	4,306	21,788
Select Water Solutions, Inc., Class A	16,612	174,426
Smart Sand, Inc.	5,669	14,683
Solaris Energy Infrastructure, Inc., Class A	5,585	121,530
TETRA Technologies, Inc.*	22,639	76,067

		1,092,389

Oil, Gas & Consumable Fuels (1.3%)
Aemetis, Inc.(x)*	6,173	10,741
American Carbon Corp.*	2,898	—
American Resources Corp.(x)*	9,165	4,282
Amplify Energy Corp.*	7,074	26,457
Ardmore Shipping Corp.	7,611	74,512
Battalion Oil Corp.*	769	1,000
Berry Corp.	14,204	45,595
Centrus Energy Corp., Class A(x)*	2,586	160,875
Clean Energy Technologies, Inc.(x)*	2,220	1,088
Diversified Energy Co. plc(m)	8,562	115,758
Empire Petroleum Corp.*	2,698	16,943
Encore Energy Corp.(x)*	33,123	45,379
Energy Fuels, Inc.(x)*	34,054	127,021
Epsilon Energy Ltd.	3,856	27,223
Evolution Petroleum Corp.	5,226	27,071
FutureFuel Corp.	4,669	18,209
Granite Ridge Resources, Inc.(x)	8,937	54,337
Hallador Energy Co.*	4,549	55,862
Kolibri Global Energy, Inc.*	5,456	45,776
Lightbridge Corp.(x)*	2,524	18,829
NACCO Industries, Inc., Class A	744	25,095
Nordic American Tankers Ltd.	37,010	91,045
PHX Minerals, Inc.	6,882	27,184
Prairie Operating Co.(x)*	858	4,590
PrimeEnergy Resources Corp.*	120	27,347
REX American Resources Corp.*	2,791	104,858
Riley Exploration Permian, Inc.	2,059	60,061
Ring Energy, Inc.(x)*	26,803	30,823
Sable Offshore Corp.(x)*	9,112	231,171
SandRidge Energy, Inc.	5,850	66,807
Stabilis Solutions, Inc.*	522	2,532
Teekay Corp. Ltd.	9,995	65,667
Ur-Energy, Inc.(x)*	64,074	43,192
US Energy Corp.*	1,547	1,856
VAALCO Energy, Inc.	19,016	71,500
Verde Clean Fuels, Inc.(x)*	530	1,776
Vivakor, Inc.*	2,296	1,722
W&T Offshore, Inc.(x)	17,431	27,018

		1,761,202

Total Energy		2,853,591

Financials (15.0%)
Banks (8.5%)
ACNB Corp.	1,499	61,699
Affinity Bancshares, Inc.	834	14,812
Amalgamated Financial Corp.	2,906	83,548
Amerant Bancorp, Inc., Class A	6,669	137,648
AmeriServ Financial, Inc.	3,016	7,329
Ames National Corp.	1,606	28,137
Arrow Financial Corp.	2,978	78,292
Auburn National Bancorp, Inc.	445	9,608
Bank First Corp.	1,766	177,907
Bank of Marin Bancorp	2,877	63,495
Bank of the James Financial Group, Inc.	773	11,425
Bank7 Corp.	736	28,513
BankFinancial Corp.	1,721	21,753
Bankwell Financial Group, Inc.	1,188	35,854
Bar Harbor Bankshares	2,690	79,355
BayCom Corp.	1,959	49,308
Bayfirst Financial Corp.	653	10,925
BCB Bancorp, Inc.	2,631	25,942
Blue Foundry Bancorp*	3,599	33,111
Blue Ridge Bankshares, Inc.*	9,475	30,888
Bogota Financial Corp.*	870	6,664
Bridgewater Bancshares, Inc.*	3,666	50,921
Broadway Financial Corp.*	755	5,413
Burke & Herbert Financial Services Corp.	2,461	138,087
Business First Bancshares, Inc.	4,333	105,509
BV Financial, Inc.*	1,914	29,208
Byline Bancorp, Inc.	5,623	147,098
C&F Financial Corp.(x)	526	35,447
California Bancorp*	4,448	63,740
Camden National Corp.	2,975	120,398
Capital Bancorp, Inc.	1,632	46,235
Capital City Bank Group, Inc.	2,568	92,345
Carter Bankshares, Inc.*	4,181	67,649
Catalyst Bancorp, Inc.*	788	9,180
CB Financial Services, Inc.	850	24,182
Central Pacific Financial Corp.	4,812	130,116
Central Plains Bancshares, Inc.*	621	9,265
CF Bankshares, Inc.	721	15,891
CFSB Bancorp, Inc.*	485	3,701
Chemung Financial Corp.	598	28,447
ChoiceOne Financial Services, Inc.	1,481	42,608
Citizens & Northern Corp.	2,704	54,404
Citizens Community Bancorp, Inc.	1,798	25,855
Citizens Financial Services, Inc.	832	48,298
Civista Bancshares, Inc.	2,774	54,204
CNB Financial Corp.	3,719	82,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Coastal Financial Corp.*	2,279	$206,044
Colony Bankcorp, Inc.	2,999	48,434
Community Trust Bancorp, Inc.	2,634	132,648
Community West Bancshares	3,039	56,161
ConnectOne Bancorp, Inc.	6,561	159,498
Dime Community Bancshares, Inc.	7,196	200,624
Eagle Bancorp Montana, Inc.	1,346	22,559
ECB Bancorp, Inc.*	1,426	21,604
Enterprise Bancorp, Inc.	1,712	66,648
Equity Bancshares, Inc., Class A	2,886	113,708
Esquire Financial Holdings, Inc.	1,282	96,637
ESSA Bancorp, Inc.	1,554	29,293
Evans Bancorp, Inc.	983	38,308
Farmers & Merchants Bancorp, Inc.	2,353	56,260
Farmers National Banc Corp.	6,645	86,717
Fidelity D&D Bancorp, Inc.	869	36,159
Financial Institutions, Inc.	3,435	85,738
Finward Bancorp	791	23,018
Finwise Bancorp*	1,892	33,129
First Bancorp, Inc. (The)	1,983	49,020
First Bank	3,814	56,485
First Business Financial Services, Inc.	1,427	67,283
First Capital, Inc.	588	22,432
First Community Bankshares, Inc.	3,102	116,914
First Community Corp.	1,364	30,772
First Financial Corp.	2,018	98,842
First Financial Northwest, Inc.	1,266	28,688
First Foundation, Inc.	11,706	60,754
First Guaranty Bancshares, Inc.	1,170	9,009
First Internet Bancorp	1,484	39,742
First Mid Bancshares, Inc.	4,118	143,718
First National Corp.	940	21,103
First Northwest Bancorp	1,508	15,321
First of Long Island Corp. (The)	3,859	47,659
First Savings Financial Group, Inc.	991	25,528
First Seacoast Bancorp*	871	10,147
First United Corp.	1,036	31,101
First US Bancshares, Inc.	997	13,320
First Western Financial, Inc.*	1,472	28,925
Five Star Bancorp	3,060	85,068
Flushing Financial Corp.	5,728	72,746
Franklin Financial Services Corp.	750	26,587
FS Bancorp, Inc.	1,234	46,904
FVCBankcorp, Inc.*	3,222	34,057
German American Bancorp, Inc.	5,173	193,987
Great Southern Bancorp, Inc.	1,570	86,931
Greene County Bancorp, Inc.	1,273	30,692
Guaranty Bancshares, Inc.	1,459	58,404
Hanmi Financial Corp.	5,447	123,429
Hanover Bancorp, Inc.	1,079	23,662
HarborOne Bancorp, Inc.	6,838	70,910
Hawthorn Bancshares, Inc.	1,037	29,275
HBT Financial, Inc.	2,405	53,896
Heritage Commerce Corp.	10,791	102,730
Hingham Institution For Savings (The)(x)	291	69,200
Home Bancorp, Inc.	1,310	58,688
Home Federal Bancorp, Inc. of Louisiana	492	6,421
HomeStreet, Inc.*	3,291	38,636
HomeTrust Bancshares, Inc.	2,470	84,672
Horizon Bancorp, Inc.	7,805	117,699
IF Bancorp, Inc.	475	11,443
Independent Bank Corp.	3,640	112,076
Investar Holding Corp.	1,688	29,726
John Marshall Bancorp, Inc.	2,295	37,913
Kearny Financial Corp.	10,022	62,738
Kentucky First Federal Bancorp*	601	1,791
Lake Shore Bancorp, Inc.	333	5,261
Landmark Bancorp, Inc.	939	25,578
LCNB Corp.	2,453	36,280
LINKBANCORP, Inc.	4,057	27,506
Magyar Bancorp, Inc.	1,162	16,152
MainStreet Bancshares, Inc.	1,345	22,488
Mercantile Bank Corp.	2,872	124,760
Meridian Corp.	1,703	24,523
Metrocity Bankshares, Inc.	3,408	93,959
Metropolitan Bank Holding Corp.*	1,791	100,278
Mid Penn Bancorp, Inc.	3,090	80,062
Middlefield Banc Corp.	1,347	37,649
Midland States Bancorp, Inc.	3,674	62,899
MidWestOne Financial Group, Inc.	3,374	99,904
MVB Financial Corp.	2,073	35,904
National Bankshares, Inc.	1,059	28,201
NB Bancorp, Inc.*	7,050	127,393
Nicolet Bankshares, Inc.	2,483	270,548
Northeast Bank	1,272	116,439
Northeast Community Bancorp, Inc.	2,169	50,841
Northfield Bancorp, Inc.	6,869	74,941
Northrim Bancorp, Inc.	933	68,314
Norwood Financial Corp.	1,431	34,587
NSTS Bancorp, Inc.*	802	9,055
Oak Valley Bancorp	1,241	30,975
Ohio Valley Banc Corp.	782	20,371
Old Point Financial Corp.	582	17,425
Old Second Bancorp, Inc.	7,850	130,624
OP Bancorp	2,190	26,324
OptimumBank Holdings, Inc.*	1,671	6,868
Orange County Bancorp, Inc.	1,862	43,552
Origin Bancorp, Inc.	5,315	184,271
Orrstown Financial Services, Inc.	3,363	100,924
Parke Bancorp, Inc.	1,937	36,493
Pathfinder Bancorp, Inc.	600	9,864
PB Bankshares, Inc.*	440	7,238
PCB Bancorp	2,044	38,243
Peapack-Gladstone Financial Corp.	3,040	86,336
Penns Woods Bancorp, Inc.	1,351	37,706
Peoples Bancorp of North Carolina, Inc.	857	23,345
Peoples Bancorp, Inc.	6,250	185,375
Peoples Financial Services Corp.	1,684	74,887
Pioneer Bancorp, Inc.*	2,203	25,797
Plumas Bancorp	1,030	44,568
Ponce Financial Group, Inc.*	3,520	44,598
Preferred Bank	2,063	172,591
Primis Financial Corp.	3,684	35,993
Princeton Bancorp, Inc.	1,001	30,581
Provident Bancorp, Inc.*	2,893	33,212
Provident Financial Holdings, Inc.	959	13,992
QCR Holdings, Inc.	2,960	211,107
RBB Bancorp	3,006	49,599
Red River Bancshares, Inc.	875	45,194
Republic Bancorp, Inc., Class A	1,519	96,943
Rhinebeck Bancorp, Inc.*	707	6,957
Richmond Mutual Bancorp, Inc.	1,715	21,952
Riverview Bancorp, Inc.	3,753	21,204
SB Financial Group, Inc.	1,064	22,152
Shore Bancshares, Inc.	5,507	74,565
Sierra Bancorp	2,395	66,773
SmartFinancial, Inc.	2,908	90,381
Sound Financial Bancorp, Inc.	340	17,051
South Plains Financial, Inc.	2,114	70,016
Southern First Bancshares, Inc.*	1,391	45,792
Southern Missouri Bancorp, Inc.	1,736	90,307
Southern States Bancshares, Inc.	1,549	55,377
SR Bancorp, Inc.(x)	1,751	20,889
Stellar Bancorp, Inc.	8,605	238,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp, Inc.*	3,894	$18,847
Summit State Bank	1,126	10,393
Territorial Bancorp, Inc.	1,364	11,430
Texas Community Bancshares, Inc.	436	6,976
Third Coast Bancshares, Inc.*	2,032	67,808
Timberland Bancorp, Inc.	1,421	42,843
TrustCo Bank Corp.	3,329	101,468
Union Bankshares, Inc.	734	23,099
United Bancorp, Inc.	920	12,346
United Security Bancshares	2,541	22,767
Unity Bancorp, Inc.	1,306	53,154
Univest Financial Corp.	5,020	142,367
USCB Financial Holdings, Inc.	1,949	36,173
Village Bank and Trust Financial Corp.	115	9,224
Virginia National Bankshares Corp.	856	30,884
Washington Trust Bancorp, Inc.	3,399	104,893
West Bancorp, Inc.	2,974	59,302
Western New England Bancorp, Inc.	2,887	26,849
William Penn Bancorp	1,549	16,915

		11,605,079

Capital Markets (1.4%)
AlTi Global, Inc.(x)*	6,469	19,666
Bakkt Holdings, Inc., Class A(x)*	1,009	8,748
Binah Capital Group, Inc.(x)*	1,107	2,137
Diamond Hill Investment Group, Inc.	478	68,278
Forge Global Holdings, Inc.*	22,140	12,443
Great Elm Group, Inc.*	3,025	5,717
Hennessy Advisors, Inc.	890	8,864
Heritage Global, Inc.*	6,544	14,266
Marex Group plc	21,395	755,671
MarketWise, Inc.	7,095	3,502
Marygold Cos., Inc. (The)*	1,933	1,836
MDB Capital Holdings LLC, Class A*	831	5,360
Piper Sandler Cos.	3,489	864,086
Siebert Financial Corp.*	2,773	8,347
Silvercrest Asset Management Group, Inc., Class A	1,779	29,104
Value Line, Inc.	154	5,955
Westwood Holdings Group, Inc.	1,611	26,098

		1,840,078

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	996	50,946
Consumer Portfolio Services, Inc.*	1,500	13,005
Dave, Inc.*	1,462	120,849
Katapult Holdings, Inc.*	501	5,125
LendingTree, Inc.*	1,842	92,597
Medallion Financial Corp.	3,438	29,945
Moneylion, Inc.*	1,610	139,281
NerdWallet, Inc., Class A*	6,428	58,174
Old Market Capital Corp.*	936	5,635
Oportun Financial Corp.*	6,392	35,092
OppFi, Inc.(x)	3,387	31,499
Regional Management Corp.	1,549	46,640
World Acceptance Corp.*	613	77,575

		706,363

Financial Services (2.4%)
Acacia Research Corp.*	6,695	21,424
Alerus Financial Corp.	4,065	75,040
Banco Latinoamericano de Comercio Exterior SA, Class E	5,000	183,000
Cantaloupe, Inc.*	10,629	83,650
Cass Information Systems, Inc.	2,464	106,568
International Money Express, Inc.*	5,436	68,602
NewtekOne, Inc.	4,471	53,473
Onity Group, Inc.*	1,161	37,524
Paymentus Holdings, Inc., Class A*	56,424	1,472,666
Payoneer Global, Inc.*	134,078	980,110
Paysign, Inc.*	6,384	13,534
Priority Technology Holdings, Inc.*	4,022	27,410
Security National Financial Corp., Class A*	2,447	29,609
Sezzle, Inc.(x)*	2,550	88,970
SWK Holdings Corp.*	637	11,077
Usio, Inc.*	3,493	5,100
Velocity Financial, Inc.*	1,596	29,861
Waterstone Financial, Inc.	2,851	38,346
XBP Europe Holdings, Inc.*	5,489	7,410

		3,333,374

Insurance (1.2%)
Ambac Financial Group, Inc.*	8,214	71,872
American Coastal Insurance Corp.	4,364	50,491
Atlantic American Corp.	194	330
Bowhead Specialty Holdings, Inc.*	2,848	115,771
Citizens, Inc., Class A(x)*	9,019	41,036
Crawford & Co., Class A	2,778	31,725
Donegal Group, Inc., Class A	2,803	55,023
eHealth, Inc.*	5,367	35,852
Fundamental Global, Inc.*	123	2,198
GoHealth, Inc., Class A*	893	10,957
Greenlight Capital Re Ltd., Class A*	4,882	66,151
HCI Group, Inc.	1,511	225,487
Heritage Insurance Holdings, Inc.*	4,113	59,309
Hippo Holdings, Inc.*	3,578	91,454
Investors Title Co.	265	63,886
James River Group Holdings Ltd.	6,626	27,829
Kingstone Cos., Inc.*	1,810	30,136
Kingsway Financial Services, Inc.(x)*	2,541	20,125
Maiden Holdings Ltd.(x)*	17,240	9,832
MBIA, Inc.*	8,017	39,925
NI Holdings, Inc.*	1,390	19,821
Root, Inc., Class A*	1,556	207,633
Selectquote, Inc.*	23,975	80,077
Tiptree, Inc., Class A	4,575	110,212
United Fire Group, Inc.	3,814	112,360
Universal Insurance Holdings, Inc.	4,264	101,057

		1,680,549

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
ACRES Commercial Realty Corp. (REIT)*	1,218	26,394
Advanced Flower Capital, Inc. (REIT)	3,295	18,353
AG Mortgage Investment Trust, Inc. (REIT)	5,280	38,544
Angel Oak Mortgage REIT, Inc. (REIT)	2,076	19,784
Ares Commercial Real Estate Corp. (REIT)(x)	9,859	45,647
ARMOUR Residential REIT, Inc. (REIT)(x)	10,203	174,471
Cherry Hill Mortgage Investment Corp. (REIT)(x)	5,360	17,688
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,993	43,997
Dynex Capital, Inc. (REIT)	15,352	199,883
Ellington Financial, Inc. (REIT)(x)	15,976	211,842
Franklin BSP Realty Trust, Inc. (REIT)	14,180	180,653
Granite Point Mortgage Trust, Inc. (REIT)	8,619	22,410
Invesco Mortgage Capital, Inc. (REIT)(x)	10,702	84,439
Lument Finance Trust, Inc. (REIT)	5,986	15,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Manhattan Bridge Capital, Inc. (REIT)	1,766	$10,437
Nexpoint Real Estate Finance, Inc. (REIT)	1,591	24,326
Orchid Island Capital, Inc. (REIT)(x)	14,404	108,318
Rithm Property Trust, Inc. (REIT)	7,534	21,623
Sachem Capital Corp. (REIT)(x)	8,460	9,814
Seven Hills Realty Trust (REIT)	2,539	31,712
Sunrise Realty Trust, Inc. (REIT)	1,803	19,959

		1,325,918

Total Financials		20,491,361

Health Care (27.7%)
Biotechnology (14.2%)
2seventy bio, Inc.*	8,884	43,887
4D Molecular Therapeutics, Inc.*	8,045	25,985
89bio, Inc.*	93,259	677,993
Abeona Therapeutics, Inc.*	7,081	33,706
Absci Corp.(x)*	15,066	37,816
ACELYRIN, Inc.*	13,250	32,727
Achieve Life Sciences, Inc.(x)*	6,727	17,961
Acrivon Therapeutics, Inc.(x)*	2,268	4,604
Actinium Pharmaceuticals, Inc.(x)*	5,849	9,417
Actuate Therapeutics, Inc.(x)*	560	3,791
Acumen Pharmaceuticals, Inc.*	7,048	7,753
Acurx Pharmaceuticals, Inc.(x)*	2,283	890
ADC Therapeutics SA(x)*	14,488	20,428
Adicet Bio, Inc.*	13,108	9,897
Adverum Biotechnologies, Inc.(x)*	3,640	15,907
AEON Biopharma, Inc., Class A*	65	38
Aerovate Therapeutics, Inc.(x)*	2,383	5,981
Agenus, Inc.(x)*	4,048	6,092
Akebia Therapeutics, Inc.*	39,131	75,132
Aldeyra Therapeutics, Inc.*	9,022	51,877
Alector, Inc.*	15,777	19,406
Allakos, Inc.*	15,689	3,571
Altimmune, Inc.(x)*	11,897	59,485
ALX Oncology Holdings, Inc.*	6,906	4,302
AnaptysBio, Inc.(x)*	3,908	72,650
Anavex Life Sciences Corp.(x)*	13,641	117,040
Anika Therapeutics, Inc.*	2,372	35,651
Anixa Biosciences, Inc.*	5,846	16,720
Annexon, Inc.*	17,589	33,947
Annovis Bio, Inc.*	1,140	1,710
Applied Therapeutics, Inc.(x)*	18,685	9,135
Arbutus Biopharma Corp.(x)*	26,474	92,394
Arcellx, Inc.*	16,480	1,081,088
Arcturus Therapeutics Holdings, Inc.*	4,178	44,245
Armata Pharmaceuticals, Inc.*	1,977	2,886
ArriVent Biopharma, Inc.(x)*	5,119	94,650
ARS Pharmaceuticals, Inc.(x)*	8,946	112,541
Artiva Biotherapeutics, Inc.(x)*	3,388	10,164
Assembly Biosciences, Inc.*	489	4,675
Astria Therapeutics, Inc.*	8,359	44,637
Atossa Therapeutics, Inc.(x)*	24,632	16,575
aTyr Pharma, Inc.*	13,452	40,625
Aura Biosciences, Inc.*	8,454	49,540
Avita Medical, Inc.(x)*	4,706	38,307
Benitec Biopharma, Inc.*	533	6,934
Beyondspring, Inc.(x)*	4,632	6,485
BioAtla, Inc.(x)*	8,746	3,033
Biomea Fusion, Inc.(x)*	5,390	11,481
Bioxcel Therapeutics, Inc.(x)*	370	751
Black Diamond Therapeutics, Inc.(x)*	7,714	11,957
Bluebird Bio, Inc.(x)*	1,733	8,457
Bolt Biotherapeutics, Inc.*	4,695	1,878
Boundless Bio, Inc.(x)*	2,961	4,471
C4 Therapeutics, Inc.(x)*	11,458	18,333
Cabaletta Bio, Inc.*	8,654	11,986
CAMP4 Therapeutics Corp.*	1,233	4,932
Candel Therapeutics, Inc.(x)*	5,106	28,849
Capricor Therapeutics, Inc.(x)*	6,596	62,596
Cardiff Oncology, Inc.(x)*	10,408	32,681
CareDx, Inc.*	60,288	1,070,112
Cargo Therapeutics, Inc.*	6,107	24,855
Caribou Biosciences, Inc.(x)*	15,618	14,261
Carisma Therapeutics, Inc.*	5,251	1,628
Cartesian Therapeutics, Inc.(x)*	1,849	24,370
Celcuity, Inc.(x)*	6,035	61,014
Cellectar Biosciences, Inc.(x)*	7,087	2,235
CEL-SCI Corp.(x)*	9,613	2,215
Celularity, Inc., Class A(x)*	2,156	3,730
Centessa Pharmaceuticals plc (ADR)*	57,825	831,524
Century Therapeutics, Inc.(x)*	9,572	4,556
CervoMed, Inc.*	1,068	9,772
Checkpoint Therapeutics, Inc.(x)*	6,053	24,454
Cibus, Inc., Class A*	3,100	5,797
Cidara Therapeutics, Inc.(x)*	756	16,284
Climb Bio, Inc.(x)*	5,666	6,913
Cogent Biosciences, Inc.*	16,654	99,757
Coherus Biosciences, Inc.(x)*	19,647	15,855
Compass Therapeutics, Inc.(x)*	18,289	34,749
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,257	11,985
Corvus Pharmaceuticals, Inc.*	7,657	24,349
Coya Therapeutics, Inc.(x)*	2,611	16,893
Cue Biopharma, Inc.*	9,672	8,811
Cullinan Therapeutics, Inc.*	9,547	72,271
Curis, Inc.*	1,240	2,604
CytomX Therapeutics, Inc.(x)*	14,514	9,228
Design Therapeutics, Inc.*	5,618	21,685
DiaMedica Therapeutics, Inc.*	4,354	16,502
Dianthus Therapeutics, Inc.(x)*	4,335	78,637
Disc Medicine, Inc.*	4,145	205,758
Dyadic International, Inc.*	3,140	4,239
Eledon Pharmaceuticals, Inc.*	10,491	35,564
Elevation Oncology, Inc.(x)*	10,905	2,825
Elicio Therapeutics, Inc.*	1,332	8,205
Elutia, Inc.*	2,062	5,217
Emergent BioSolutions, Inc.*	9,644	46,870
Enanta Pharmaceuticals, Inc.*	3,667	20,242
Entrada Therapeutics, Inc.*	4,584	41,439
Equillium, Inc.*	3,256	1,277
Erasca, Inc.(x)*	33,832	46,350
Estrella Immunopharma, Inc.*	2,373	2,200
eXoZymes, Inc.*	274	2,863
Fennec Pharmaceuticals, Inc.(x)*	4,454	27,125
Fibrobiologics, Inc.*	5,089	4,580
FibroGen, Inc.(x)*	20,809	6,449
Foghorn Therapeutics, Inc.*	4,473	16,326
Fortress Biotech, Inc.(x)*	3,072	4,792
Gain Therapeutics, Inc.*	2,790	5,329
Galectin Therapeutics, Inc.(x)*	1,604	1,957
Genelux Corp.(x)*	5,233	14,129
Generation Bio Co.*	6,291	2,548
GlycoMimetics, Inc.*	8,756	1,839
Greenwich Lifesciences, Inc.(x)*	1,162	11,085
HCW Biologics, Inc.(x)*	3,382	954
Heron Therapeutics, Inc.(x)*	21,469	47,232
HilleVax, Inc.(x)*	6,170	8,946
Humacyte, Inc.(x)*	16,658	28,402
IGM Biosciences, Inc.*	2,917	3,355
Immix Biopharma, Inc.(x)*	1,261	2,118
ImmuCell Corp.*	1,094	5,240
Immuneering Corp., Class A*	3,192	4,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Immunic, Inc.*	15,475	$16,868
Immunome, Inc.*	12,787	86,057
IN8bio, Inc.*	4,778	793
Inhibrx Biosciences, Inc.(x)*	2,080	29,099
Inmune Bio, Inc.(x)*	2,570	20,072
Inovio Pharmaceuticals, Inc.(x)*	6,019	9,811
Inozyme Pharma, Inc.(x)*	9,921	9,028
Instil Bio, Inc.*	726	12,603
Intensity Therapeutics, Inc.*	1,851	3,646
Invivyd, Inc.(x)*	15,725	9,518
iTeos Therapeutics, Inc.*	4,837	28,877
Janux Therapeutics, Inc.*	17,642	476,334
Jasper Therapeutics, Inc.(x)*	2,221	9,550
KalVista Pharmaceuticals, Inc.*	7,023	81,045
Karyopharm Therapeutics, Inc.(x)*	1,425	5,330
Kiniksa Pharmaceuticals International plc, Class A*	6,992	155,292
Kodiak Sciences, Inc.*	5,784	16,224
Korro Bio, Inc.(x)*	1,099	19,134
Kronos Bio, Inc.*	8,531	7,038
Kyverna Therapeutics, Inc.(x)*	4,913	9,482
Lantern Pharma, Inc.(x)*	1,213	4,294
Larimar Therapeutics, Inc.(x)*	7,559	16,252
Leap Therapeutics, Inc.(x)*	5,917	1,805
LENZ Therapeutics, Inc.(x)*	7,289	187,400
Lexeo Therapeutics, Inc.(x)*	2,794	9,695
Lexicon Pharmaceuticals, Inc.(x)*	22,139	10,202
Lineage Cell Therapeutics, Inc.(x)*	28,428	12,838
Longevity Health Holdings, Inc.*	1,765	221
Lyell Immunopharma, Inc.(x)*	30,879	16,613
MacroGenics, Inc.*	10,901	13,844
MAIA Biotechnology, Inc.*	2,699	4,129
MannKind Corp.*	48,941	246,173
Marker Therapeutics, Inc.*	1,321	1,625
MediciNova, Inc.*	9,049	13,212
MeiraGTx Holdings plc*	8,617	58,423
Mersana Therapeutics, Inc.*	18,014	6,200
Metagenomi, Inc.*	5,198	7,069
MiMedx Group, Inc.*	21,543	163,727
Mineralys Therapeutics, Inc.*	5,005	79,479
MiNK Therapeutics, Inc.(x)*	247	2,134
Mirum Pharmaceuticals, Inc.*	44,020	1,983,101
Monte Rosa Therapeutics, Inc.(x)*	7,587	35,204
Mural Oncology plc*	3,256	4,103
Neurogene, Inc.(x)*	2,111	24,720
NextCure, Inc.*	4,571	2,195
Nkarta, Inc.(x)*	9,272	17,060
Nurix Therapeutics, Inc.*	13,646	162,114
Nuvectis Pharma, Inc.(x)*	1,815	17,733
Ocean Biomedical, Inc.*	1,633	88
Ocugen, Inc.(x)*	51,454	36,342
Olema Pharmaceuticals, Inc.*	7,499	28,196
Oncocyte Corp.*	1,675	5,126
OnKure Therapeutics, Inc., Class A(x)*	426	1,832
Organogenesis Holdings, Inc., Class A*	12,396	53,551
ORIC Pharmaceuticals, Inc.*	11,117	62,033
Oruka Therapeutics, Inc.	173	1,775
OS Therapies, Inc.*	2,293	3,531
Outlook Therapeutics, Inc.(x)*	2,773	3,383
Ovid therapeutics, Inc.*	7,317	2,282
Palatin Technologies, Inc.*	2,099	1,224
Passage Bio, Inc.*	10,842	3,828
PDS Biotechnology Corp.*	7,064	8,406
PepGen, Inc.(x)*	2,989	4,200
PMV Pharmaceuticals, Inc.*	8,718	9,503
Praxis Precision Medicines, Inc.*	3,124	118,306
Precigen, Inc.(x)*	25,112	37,417
Precision BioSciences, Inc.(x)*	1,252	5,972
Prelude Therapeutics, Inc.*	2,470	1,897
Protalix BioTherapeutics, Inc.*	13,196	33,782
Protara Therapeutics, Inc.*	3,544	15,097
Puma Biotechnology, Inc.*	7,841	23,209
Pyxis Oncology, Inc.(x)*	9,541	9,349
Q32 Bio, Inc.(x)*	1,176	1,940
Quince Therapeutics, Inc.*	7,357	9,785
Rallybio Corp.*	5,342	3,496
RAPT Therapeutics, Inc.(x)*	5,948	7,257
Regulus Therapeutics, Inc.(x)*	11,274	19,729
Rein Therapeutics, Inc.*	3,982	7,048
Renovaro, Inc.(x)*	22,134	12,023
Replimune Group, Inc.*	12,422	121,115
Rezolute, Inc.*	8,040	23,316
Rhythm Pharmaceuticals, Inc.*	13,124	695,178
Rigel Pharmaceuticals, Inc.*	3,160	56,848
SAB Biotherapeutics, Inc.*	1,357	1,832
Sagimet Biosciences, Inc., Class A(x)*	4,761	15,521
Savara, Inc.(x)*	21,278	58,940
Scholar Rock Holding Corp.*	63,161	2,030,626
SELLAS Life Sciences Group, Inc.*	11,402	12,314
Sera Prognostics, Inc., Class A(x)*	5,409	19,905
Shattuck Labs, Inc.*	7,529	7,153
Skye Bioscience, Inc.*	3,386	5,384
Soleno Therapeutics, Inc.*	5,558	397,119
Solid Biosciences, Inc.(x)*	4,365	16,151
Spero Therapeutics, Inc.*	8,046	5,793
Stoke Therapeutics, Inc.*	6,505	43,258
Surrozen, Inc.*	494	5,760
Sutro Biopharma, Inc.*	14,688	9,556
Tango Therapeutics, Inc.*	9,234	12,651
Taysha Gene Therapies, Inc.(x)*	31,648	43,991
Tectonic Therapeutic, Inc.*	1,459	25,839
Tempest Therapeutics, Inc.(x)*	3,699	2,730
Tenaya Therapeutics, Inc.*	10,466	5,967
Tevogen Bio Holdings, Inc.(x)*	4,570	4,936
Tourmaline Bio, Inc.(x)*	4,227	64,293
Travere Therapeutics, Inc.*	56,875	1,019,200
TScan Therapeutics, Inc.*	7,497	10,346
Turnstone Biologics Corp.*	3,255	1,335
Twist Bioscience Corp.*	9,419	369,790
Tyra Biosciences, Inc.(x)*	3,527	32,801
Unicycive Therapeutics, Inc.(x)*	6,004	3,452
uniQure NV(x)*	49,688	526,693
UroGen Pharma Ltd.(x)*	7,066	78,150
Vanda Pharmaceuticals, Inc.*	10,467	48,044
Vera Therapeutics, Inc., Class A*	14,634	351,509
Veracyte, Inc.*	23,728	703,535
Verastem, Inc.(x)*	7,156	43,151
Vericel Corp.*	11,718	522,857
Verve Therapeutics, Inc.*	13,082	59,785
Vigil Neuroscience, Inc.*	3,280	5,838
Viridian Therapeutics, Inc.*	13,575	182,991
Vistagen Therapeutics, Inc.*	5,365	13,413
Vor BioPharma, Inc.*	7,715	5,536
Voyager Therapeutics, Inc.(x)*	8,451	28,564
vTv Therapeutics, Inc., Class A*	310	5,369
Werewolf Therapeutics, Inc.*	6,036	5,868
Whitehawk Therapeutics, Inc.(x)*	3,388	6,031
X4 Pharmaceuticals, Inc.(x)*	31,750	7,506
XBiotech, Inc.*	3,866	12,526
Xenon Pharmaceuticals, Inc.*	10,707	359,220
Xilio Therapeutics, Inc.*	6,203	4,493
XOMA Royalty Corp.*	1,445	28,799
Y-mAbs Therapeutics, Inc.(x)*	6,870	30,434
Zenas Biopharma, Inc.(x)*	2,928	23,131
Zura Bio Ltd., Class A(x)*	9,695	12,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zymeworks, Inc.*	9,207	$109,655

		19,377,681

Health Care Equipment & Supplies (4.9%)
Accuray, Inc.*	17,490	31,307
AngioDynamics, Inc.*	6,982	65,561
Anteris Technologies Global Corp.*	2,513	9,147
Apyx Medical Corp.*	5,912	8,099
Artivion, Inc.*	47,018	1,155,702
Aspira Women’s Health, Inc.*	1,774	167
Autonomix Medical, Inc.*	160	280
Axogen, Inc.*	7,715	142,728
Beta Bionics, Inc.*	23,014	281,691
Beyond Air, Inc.*	7,961	2,169
Bioventus, Inc., Class A*	6,726	61,543
Butterfly Network, Inc., Class A*	142,225	324,273
Ceribell, Inc.(x)*	32,721	628,570
Cerus Corp.*	33,006	45,878
ClearPoint Neuro, Inc.*	4,807	57,155
Co-Diagnostics, Inc.*	6,065	1,878
CVRx, Inc.(x)*	42,154	515,543
Delcath Systems, Inc.*	3,670	46,719
DIH Holdings US, Inc.*	1,947	450
ElectroCore, Inc.*	966	6,463
Electromed, Inc.*	1,418	33,834
Envoy Medical, Inc.*	1,182	1,537
enVVeno Medical Corp.*	2,115	5,562
FONAR Corp.*	1,241	17,386
Fractyl Health, Inc.(x)*	6,351	7,558
HeartBeam, Inc.*	4,261	8,565
Inogen, Inc.*	4,395	31,336
iRadimed Corp.	1,472	77,251
IRIDEX Corp.*	3,038	3,008
Kewaunee Scientific Corp.*	445	17,524
KORU Medical Systems, Inc.*	6,753	17,153
LENSAR, Inc.*	1,484	20,954
Modular Medical, Inc.*	5,033	5,486
Monogram Technologies, Inc.(x)*	3,596	10,572
Myomo, Inc.*	5,220	25,108
Neuronetics, Inc.(x)*	5,151	18,956
NeuroPace, Inc.*	48,878	600,711
Nevro Corp.*	6,557	38,293
OraSure Technologies, Inc.*	12,852	43,311
Orchestra BioMed Holdings, Inc.(x)*	4,563	19,530
Orthofix Medical, Inc.*	6,205	101,204
OrthoPediatrics Corp.*	3,014	74,235
Outset Medical, Inc.(x)*	520	5,751
Owlet, Inc.*	1,201	4,420
Precision Optics Corp., Inc.*	1,048	4,349
PROCEPT BioRobotics Corp.*	16,566	965,135
Pro-Dex, Inc.*	344	17,056
Pulmonx Corp.*	6,952	46,787
Pulse Biosciences, Inc.(x)*	3,302	53,129
Retractable Technologies, Inc.*	3,277	2,305
Rockwell Medical, Inc.*	6,059	6,847
Sanara Medtech, Inc.(x)*	737	22,751
Semler Scientific, Inc.*	1,218	44,092
Sensus Healthcare, Inc.*	2,971	14,053
SI-BONE, Inc.*	7,472	104,832
Sight Sciences, Inc.*	6,837	16,409
Spectral AI, Inc.(x)*	2,034	2,339
Stereotaxis, Inc.*	10,608	18,670
Surmodics, Inc.*	2,492	76,081
Tactile Systems Technology, Inc.*	4,299	56,833
Tela Bio, Inc.*	2,247	2,741
UFP Technologies, Inc.(x)*	2,723	549,256
Utah Medical Products, Inc.	562	31,494
Vivani Medical, Inc.*	4,137	4,344
Zimvie, Inc.*	4,994	53,935
Zynex, Inc.(x)*	2,973	6,541

		6,674,547

Health Care Providers & Services (1.6%)
Accolade, Inc.*	12,810	89,414
AirSculpt Technologies, Inc.(x)*	2,657	6,204
Aveanna Healthcare Holdings, Inc.*	9,637	52,233
Biodesix, Inc.*	5,780	3,614
Castle Biosciences, Inc.*	4,536	90,811
Cross Country Healthcare, Inc.*	5,707	84,977
Cryo-Cell International, Inc.	1,052	6,701
DocGo, Inc.(x)*	18,457	48,726
Enzo Biochem, Inc.	8,772	3,246
GeneDx Holdings Corp., Class A*	16,073	1,423,505
InfuSystem Holdings, Inc.*	3,524	18,959
Joint Corp. (The)*	1,500	18,735
ModivCare, Inc.(x)*	2,162	2,843
Nano-X Imaging Ltd.(x)*	10,131	50,604
NeueHealth, Inc.*	560	3,786
Oncology Institute, Inc. (The)*	8,417	9,595
Pennant Group, Inc. (The)*	5,903	148,460
Performant Healthcare, Inc.*	12,994	38,462
Quipt Home Medical Corp.*	6,639	15,469
Sonida Senior Living, Inc.(x)*	819	19,075
Talkspace, Inc.*	22,362	57,247
Viemed Healthcare, Inc.*	6,305	45,900

		2,238,566

Health Care Technology (0.9%)
DarioHealth Corp.(x)*	4,362	2,670
Forian, Inc.*	3,905	7,810
Health Catalyst, Inc.*	10,722	48,571
HealthStream, Inc.	4,391	141,302
iCAD, Inc.(x)*	4,769	9,824
LifeMD, Inc.*	6,524	35,491
OptimizeRx Corp.*	3,136	27,158
Phreesia, Inc.*	33,388	853,397
Simulations Plus, Inc.	2,868	70,323
TruBridge, Inc.*	2,365	65,085

		1,261,631

Life Sciences Tools & Services (1.1%)
Adaptive Biotechnologies Corp.*	124,329	923,765
Akoya Biosciences, Inc.(x)*	5,191	7,216
Alpha Teknova, Inc.(x)*	1,555	8,070
BioLife Solutions, Inc.*	6,550	149,602
Champions Oncology, Inc.*	1,269	11,015
Codexis, Inc.(x)*	15,005	40,364
Conduit Pharmaceuticals, Inc.*	47	37
Harvard Bioscience, Inc.*	8,186	4,633
Inotiv, Inc.*	3,512	7,762
Lifecore Biomedical, Inc.(x)*	4,470	31,469
MaxCyte, Inc.(x)*	19,143	52,260
Nautilus Biotechnology, Inc., Class A*	9,735	8,382
Niagen Bioscience, Inc.*	9,018	62,224
OmniAb, Inc.(x)*	16,566	39,758
Personalis, Inc.*	6,195	21,744
Quanterix Corp.*	6,524	42,471
Quantum-Si, Inc.(x)*	21,267	25,520
Seer, Inc., Class A(x)*	9,750	16,478
Standard BioTools, Inc.*	54,118	58,447

		1,511,217

Pharmaceuticals (5.0%)
Aclaris Therapeutics, Inc.*	12,418	19,000
ALT5 Sigma Corp.*	1,852	7,186
Alto Neuroscience, Inc.(x)*	4,120	8,899
Alumis, Inc.(x)*	3,683	22,614
Amylyx Pharmaceuticals, Inc.*	11,340	40,144
AN2 Therapeutics, Inc.*	3,242	4,409
Anebulo Pharmaceuticals, Inc.*	366	476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Aquestive Therapeutics, Inc.(x)*	13,576	$39,370
Atea Pharmaceuticals, Inc.*	14,154	42,320
Athira Pharma, Inc.*	6,673	1,901
BioAge Labs, Inc.*	2,259	8,494
Biote Corp., Class A*	4,842	16,124
CalciMedica, Inc.*	962	1,837
Clearside Biomedical, Inc.*	14,001	12,851
Cognition Therapeutics, Inc.*	6,586	2,771
Collegium Pharmaceutical, Inc.*	5,824	173,846
Contineum Therapeutics, Inc., Class A*	2,000	13,960
CorMedix, Inc.(x)*	11,036	67,982
Enliven Therapeutics, Inc.(x)*	26,457	520,674
Esperion Therapeutics, Inc.(x)*	34,088	49,087
Eton Pharmaceuticals, Inc.*	3,542	45,975
Evolus, Inc.*	61,947	745,222
EyePoint Pharmaceuticals, Inc.*	11,818	64,054
Fulcrum Therapeutics, Inc.*	9,660	27,821
Harrow, Inc.*	5,560	147,896
Ikena Oncology, Inc.*	3,276	4,193
Journey Medical Corp.*	1,509	8,903
Liquidia Corp.*	11,542	170,244
Lyra Therapeutics, Inc.*	8,208	1,037
Maze Therapeutics, Inc.*	1,522	16,757
MBX Biosciences, Inc.(x)*	2,154	15,897
MediWound Ltd.(x)*	1,647	25,561
Mind Medicine MindMed, Inc.(x)*	13,327	77,963
Nektar Therapeutics*	32,404	22,035
Nuvation Bio, Inc.(x)*	33,281	58,575
Ocular Therapeutix, Inc.*	28,654	210,034
Omeros Corp.(x)*	10,091	82,948
Optinose, Inc.(x)*	960	8,803
Opus Genetics, Inc.*	5,182	5,088
Oramed Pharmaceuticals, Inc.(x)*	6,191	13,249
Phathom Pharmaceuticals, Inc.(x)*	7,148	44,818
Phibro Animal Health Corp., Class A	3,721	79,481
ProPhase Labs, Inc.(x)*	3,246	1,312
Rapport Therapeutics, Inc.(x)*	2,991	30,000
Relmada Therapeutics, Inc.*	4,697	1,268
Reviva Pharmaceuticals Holdings, Inc.(x)*	4,332	4,132
Scilex Holding Co.(r)*	10,878	2,027
scPharmaceuticals, Inc.(x)*	7,339	19,302
SCYNEXIS, Inc.*	5,483	5,220
SIGA Technologies, Inc.*	8,313	45,555
Tarsus Pharmaceuticals, Inc.*	61,452	3,156,789
Telomir Pharmaceuticals, Inc.(x)*	3,635	11,741
Terns Pharmaceuticals, Inc.*	12,901	35,607
Theravance Biopharma, Inc.*	6,651	59,393
Third Harmonic Bio, Inc.(x)*	3,830	13,290
Trevi Therapeutics, Inc.*	13,457	84,645
Ventyx Biosciences, Inc.*	11,690	13,443
Verrica Pharmaceuticals, Inc.*	3,934	1,740
Veru, Inc.(x)*	25,143	12,323
VYNE Therapeutics, Inc.*	2,873	4,539
WaVe Life Sciences Ltd.*	17,526	141,610
Xeris Biopharma Holdings, Inc.*	25,519	140,099
Zevra Therapeutics, Inc.*	9,853	73,799

		6,788,333

Total Health Care		37,851,975

Industrials (14.6%)
Aerospace & Defense (1.9%)
AerSale Corp.*	6,144	46,019
Archer Aviation, Inc., Class A(x)*	58,122	413,247
Astronics Corp.*	5,250	126,893
Byrna Technologies, Inc.*	3,113	52,423
Cadre Holdings, Inc.	4,737	140,263
CPI Aerostructures, Inc.*	2,401	8,332
Ducommun, Inc.*	2,448	142,057
Innovative Solutions and Support, Inc.*	2,627	16,524
Intuitive Machines, Inc.(x)*	36,551	272,305
Kratos Defense & Security Solutions, Inc.*	42,241	1,254,135
National Presto Industries, Inc.	926	81,405
Optex Systems Holdings, Inc.*	825	4,686
Park Aerospace Corp.	3,281	44,129
Redwire Corp.(x)*	4,084	33,856
Virgin Galactic Holdings, Inc.(x)*	5,099	15,450
VirTra, Inc.*	2,078	8,457

		2,660,181

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	3,025
Freightos Ltd.*	1,940	4,637
Radiant Logistics, Inc.*	6,420	39,483

		47,145

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	10,320
Caesarstone Ltd.*	4,061	9,868
Insteel Industries, Inc.	3,415	89,815
Quanex Building Products Corp.	8,482	157,680

		267,683

Commercial Services & Supplies (1.9%)
ACCO Brands Corp.	16,389	68,670
Acme United Corp.	460	18,221
Bitcoin Depot, Inc.*	2,456	3,709
Bridger Aerospace Group Holdings, Inc.(x)*	2,002	2,262
BrightView Holdings, Inc.*	10,756	138,107
CECO Environmental Corp.*	5,306	120,977
CompX International, Inc.	230	4,766
Ennis, Inc.	4,608	92,575
Enviri Corp.*	14,298	95,082
Fuel Tech, Inc.*	4,305	4,520
Interface, Inc., Class A	10,435	207,030
LanzaTech Global, Inc.(x)*	21,686	5,250
Liquidity Services, Inc.*	3,875	120,164
Mobile Infrastructure Corp., Class A*	2,050	8,549
NL Industries, Inc.	1,686	13,319
Odyssey Marine Exploration, Inc., Class B(x)*	3,681	1,475
Perma-Fix Environmental Services, Inc.(x)*	2,782	20,225
Pursuit Attractions and Hospitality, Inc.*	3,696	130,801
Quad/Graphics, Inc.	5,560	30,302
Quest Resource Holding Corp.(x)*	3,342	8,689
Team, Inc.*	548	9,272
Virco Mfg. Corp.	1,929	18,248
VSE Corp.	11,688	1,402,443

		2,524,656

Construction & Engineering (3.7%)
Argan, Inc.	13,879	1,820,508
Bowman Consulting Group Ltd., Class A*	2,395	52,283
Concrete Pumping Holdings, Inc.	4,205	22,959
Great Lakes Dredge & Dock Corp.*	11,971	104,148
Limbach Holdings, Inc.*	14,983	1,115,784
Matrix Service Co.*	4,789	59,527
Northwest Pipe Co.*	1,776	73,349
Orion Group Holdings, Inc.*	6,724	35,167
Primoris Services Corp.	16,028	920,167
Southland Holdings, Inc.(x)*	1,837	5,493
Sterling Infrastructure, Inc.*	6,171	698,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	7,878	$182,612

		5,090,616

Electrical Equipment (1.3%)
Allient, Inc.	2,614	57,456
American Superconductor Corp.*	6,361	115,389
Amprius Technologies, Inc.(x)*	2,539	6,804
Babcock & Wilcox Enterprises, Inc.*	11,765	7,911
Beam Global(x)*	2,928	5,973
Blink Charging Co.(x)*	18,585	17,055
Broadwind, Inc.*	3,695	5,358
Energy Vault Holdings, Inc.(x)*	20,306	14,121
Espey Mfg. & Electronics Corp.	246	6,674
Flux Power Holdings, Inc.(x)*	2,291	3,941
Hyliion Holdings Corp.*	25,761	36,065
Ideal Power, Inc.*	1,366	7,103
LSI Industries, Inc.	5,227	88,859
NANO Nuclear Energy, Inc.(x)*	4,464	118,117
NeoVolta, Inc.(x)*	4,903	10,639
Pioneer Power Solutions, Inc.	1,557	4,655
Powell Industries, Inc.	5,792	986,551
Preformed Line Products Co.	444	62,200
Servotronics, Inc.*	172	1,823
SES AI Corp.(x)*	24,595	12,807
SKYX Platforms Corp.*	14,392	16,407
SolarMax Technology, Inc.(x)*	3,855	4,626
Solidion Technology, Inc.(x)*	8,205	990
Stem, Inc.(x)*	29,637	10,382
T1 Energy, Inc.(x)*	20,892	26,324
Thermon Group Holdings, Inc.*	6,060	168,771
Tigo Energy, Inc.(x)*	5,645	4,742
TPI Composites, Inc.(x)*	8,851	7,134
Ultralife Corp.*	1,865	10,034

		1,818,911

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	2,921	64,846
FTAI Infrastructure, Inc.	16,629	75,330
PAMT Corp.*	1,193	14,483
Proficient Auto Logistics, Inc.(x)*	3,798	31,789
Universal Logistics Holdings, Inc.	1,271	33,351

		219,799

Machinery (1.1%)
374Water, Inc.(x)*	12,859	4,372
Blue Bird Corp.*	5,849	189,332
Columbus McKinnon Corp.	5,154	87,257
Commercial Vehicle Group, Inc.*	6,619	7,612
Douglas Dynamics, Inc.	3,718	86,369
Eastern Co. (The)	946	23,953
FreightCar America, Inc.*	2,880	15,926
Gencor Industries, Inc.*	1,888	22,958
Graham Corp.*	1,874	54,009
Hurco Cos., Inc.*	1,177	18,255
Hyster-Yale, Inc.	2,076	86,237
L B Foster Co., Class A*	1,634	32,157
Luxfer Holdings plc	4,847	57,485
Manitowoc Co., Inc. (The)*	6,161	52,923
Mayville Engineering Co., Inc.*	2,312	31,050
Miller Industries, Inc.	2,012	85,249
NN, Inc.*	8,868	20,042
Novusterra, Inc.(r)(x)*	957	—
Palladyne AI Corp.(x)*	4,140	24,343
Park-Ohio Holdings Corp.	1,680	36,288
Perma-Pipe International Holdings, Inc.*	1,376	17,104
REV Group, Inc.	9,293	293,659
Shyft Group, Inc. (The)	6,091	49,276
Taylor Devices, Inc.(x)*	553	17,845
TechPrecision Corp.*	911	2,095
Titan International, Inc.*	9,044	75,879
Twin Disc, Inc.	2,249	17,025
Wabash National Corp.	7,651	84,544
Xos, Inc.*	972	2,926

		1,496,170

Marine Transportation (0.2%)
Genco Shipping & Trading Ltd.	7,650	102,204
Himalaya Shipping Ltd.(x)	5,553	30,430
Pangaea Logistics Solutions Ltd.	6,222	29,617
Safe Bulkers, Inc.	11,141	41,110

		203,361

Passenger Airlines (0.0%)†
Blade Air Mobility, Inc.*	10,472	28,588

Professional Services (3.1%)
Aeries Technology, Inc.*	3,052	1,865
Asure Software, Inc.*	4,400	42,020
Barrett Business Services, Inc.	4,697	193,282
BGSF, Inc.*	2,027	7,459
BlackSky Technology, Inc., Class A(x)*	4,722	36,501
CRA International, Inc.	11,666	2,020,551
DLH Holdings Corp.(x)*	1,658	6,715
FiscalNote Holdings, Inc.(x)*	13,593	10,984
Forrester Research, Inc.*	2,057	19,007
Franklin Covey Co.*	2,079	57,422
Heidrick & Struggles International, Inc.	3,673	157,315
HireQuest, Inc.	1,027	12,221
Hudson Global, Inc.*	452	4,823
IBEX Holdings Ltd.*	1,491	36,306
Innodata, Inc.(x)*	4,879	175,156
Kelly Services, Inc., Class A	5,754	75,780
Mastech Digital, Inc.*	470	4,799
Mistras Group, Inc.*	3,772	39,908
RCM Technologies, Inc.*	1,005	15,678
Resolute Holdings Management, Inc.(x)*	385	12,066
Resources Connection, Inc.	5,760	37,670
Skillsoft Corp.(x)*	772	14,853
Spire Global, Inc.(x)*	4,134	33,444
TrueBlue, Inc.*	5,422	28,791
TTEC Holdings, Inc.(x)	3,277	10,781
Where Food Comes From, Inc.*	649	7,184
Willdan Group, Inc.*	27,073	1,102,413

		4,164,994

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.(x)	5,090	23,872
BlueLinx Holdings, Inc.*	1,487	111,495
DXP Enterprises, Inc.*	2,198	180,807
EVI Industries, Inc.	1,034	17,351
Hudson Technologies, Inc.*	8,169	50,403
Karat Packaging, Inc.	1,295	34,421
Titan Machinery, Inc.(x)*	3,771	64,258
Transcat, Inc.*	1,663	123,810
Willis Lease Finance Corp.	514	81,197
Xometry, Inc., Class A*	28,654	714,058

		1,401,672

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	2,023	26,319

Total Industrials		19,950,095

Information Technology (16.9%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	14,310	124,783
Applied Optoelectronics, Inc.(x)*	7,827	120,145
Aviat Networks, Inc.*	2,115	40,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
BK Technologies Corp.*	566	$22,199
Cambium Networks Corp.(x)*	3,007	2,121
Clearfield, Inc.*	2,198	65,325
CommScope Holding Co., Inc.*	39,061	207,414
Comtech Telecommunications Corp.(x)*	5,562	8,899
Digi International, Inc.*	6,422	178,724
Franklin Wireless Corp.(x)*	1,953	11,152
Genasys, Inc.*	7,690	17,456
Inseego Corp.*	1,687	13,783
KVH Industries, Inc.*	2,898	15,330
Lantronix, Inc.*	5,458	13,590
NETGEAR, Inc.*	5,023	122,863
Network-1 Technologies, Inc.	2,781	3,615
Ribbon Communications, Inc.*	16,724	65,558

		1,033,502

Electronic Equipment, Instruments & Components (4.1%)
908 Devices, Inc.(x)*	4,213	18,874
Aeva Technologies, Inc.(x)*	3,576	25,032
Airgain, Inc.*	1,835	6,184
Arlo Technologies, Inc.*	17,757	175,262
Bel Fuse, Inc., Class A	345	24,861
Bel Fuse, Inc., Class B	1,864	139,539
Climb Global Solutions, Inc.	772	85,507
Coda Octopus Group, Inc.(x)*	419	2,614
Daktronics, Inc.*	7,486	91,179
Evolv Technologies Holdings, Inc.(x)*	24,033	74,983
FARO Technologies, Inc.*	3,429	93,612
Frequency Electronics, Inc.	1,223	19,140
Identiv, Inc.(x)*	4,616	14,725
Interlink Electronics, Inc.*	435	2,775
Key Tronic Corp.*	2,029	5,235
Kimball Electronics, Inc.*	4,388	72,183
LGL Group, Inc. (The)*	588	3,840
LightPath Technologies, Inc., Class A*	7,557	15,189
Lightwave Logic, Inc.(x)*	23,116	23,694
MicroVision, Inc.(x)*	37,847	46,930
M-Tron Industries, Inc.(x)*	439	19,553
MultiSensor AI Holdings, Inc.*	2,252	2,095
Neonode, Inc.(x)*	2,215	18,030
nLight, Inc.*	8,386	65,159
Nortech Systems, Inc.*	209	1,985
OSI Systems, Inc.*	9,265	1,800,560
Ouster, Inc.*	8,512	76,438
PAR Technology Corp.(x)*	20,615	1,264,524
Powerfleet, Inc.*	201,053	1,103,781
Red Cat Holdings, Inc.(x)*	10,398	61,140
Research Frontiers, Inc.*	6,700	7,571
RF Industries Ltd.*	1,836	8,611
Richardson Electronics Ltd.	2,351	26,237
ScanSource, Inc.*	4,227	143,760
SmartRent, Inc., Class A*	32,429	39,239
Sono-Tek Corp.*	559	2,035
Vishay Precision Group, Inc.*	2,210	53,239
Vuzix Corp.(x)*	11,320	23,093
Wrap Technologies, Inc.(x)*	5,821	9,954

		5,668,362

IT Services (1.9%)
Applied Digital Corp.(x)*	36,087	202,809
Backblaze, Inc., Class A*	8,203	39,620
BigBear.ai Holdings, Inc.(x)*	18,873	53,977
Brand Engagement Network, Inc.(x)*	711	245
Couchbase, Inc.*	7,392	116,424
Crexendo, Inc.*	2,358	11,483
CSP, Inc.	1,302	19,973
Data Storage Corp.*	838	3,042
Grid Dynamics Holdings, Inc.*	118,701	1,857,671
Hackett Group, Inc. (The)	4,624	135,113
Information Services Group, Inc.	6,276	24,539
Rackspace Technology, Inc.*	12,534	21,182
Research Solutions, Inc.*	4,214	10,956
Tucows, Inc., Class A(x)*	1,417	23,919
Unisys Corp.*	11,923	54,727

		2,575,680

Semiconductors & Semiconductor Equipment (1.8%)
Aehr Test Systems(x)*	5,136	37,441
Alpha & Omega Semiconductor Ltd.*	4,325	107,520
Ambarella, Inc.*	17,528	882,184
Amtech Systems, Inc.*	2,307	11,143
Atomera, Inc.(x)*	4,183	16,732
AXT, Inc.*	7,703	10,861
CEVA, Inc.*	4,233	108,407
Credo Technology Group Holding Ltd.*	12,507	502,281
CVD Equipment Corp.*	957	2,938
Everspin Technologies, Inc.*	3,729	19,018
GCT Semiconductor Holding, Inc.(x)*	1,564	2,565
GSI Technology, Inc.(x)*	3,350	6,800
Ichor Holdings Ltd.*	5,994	135,524
indie Semiconductor, Inc., Class A(x)*	30,847	62,774
inTEST Corp.*	2,139	14,952
Kopin Corp.*	20,282	18,907
Maxeon Solar Technologies Ltd.*	1,228	3,623
Navitas Semiconductor Corp., Class A(x)*	23,127	47,410
NVE Corp.	867	55,263
Penguin Solutions, Inc.*	9,454	164,216
Pixelworks, Inc.*	8,058	5,051
QuickLogic Corp.(x)*	2,377	12,146
Rigetti Computing, Inc.(x)*	33,816	267,823
SkyWater Technology, Inc.(x)*	5,023	35,613

		2,531,192

Software (8.1%)
8x8, Inc.*	24,003	48,006
A10 Networks, Inc.	12,788	208,956
ACCESS Newswire, Inc.*	580	5,121
Agilysys, Inc.*	5,284	383,301
Airship AI Holdings, Inc.(x)*	1,182	4,563
Alkami Technology, Inc.*	49,708	1,304,835
Arteris, Inc.*	5,140	35,517
AudioEye, Inc.*	1,515	16,817
authID, Inc.(x)*	1,542	7,479
Aware, Inc.*	2,352	3,716
Bit Digital, Inc.(x)*	22,433	45,315
Blend Labs, Inc., Class A*	43,392	145,363
BTCS, Inc.(r)*	650	—
Cellebrite DI Ltd.*	63,622	1,236,175
Cerence, Inc.*	7,621	60,206
Cipher Mining, Inc.(x)*	36,773	84,578
Consensus Cloud Solutions, Inc.*	3,242	74,825
Core Scientific, Inc.(x)*	109,568	793,272
CoreCard Corp.*	1,114	20,843
CS Disco, Inc.*	5,126	20,965
CXApp, Inc.(x)*	2,912	2,621
Daily Journal Corp.*	253	100,618
Digimarc Corp.(x)*	2,746	35,204
Digital Turbine, Inc.*	18,030	48,951
Domo, Inc., Class B*	6,132	47,584
D-Wave Quantum, Inc.(x)*	33,200	252,320
eGain Corp.*	3,345	16,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Expensify, Inc., Class A*	11,024	$33,513
Gryphon Digital Mining, Inc.*	7,021	1,194
Hut 8 Corp.(x)*	14,741	171,290
I3 Verticals, Inc., Class A*	4,135	102,010
Intellicheck, Inc.*	3,519	10,663
Kaltura, Inc.*	17,800	33,464
Life360, Inc.*	32,999	1,266,832
Logility Supply Chain Solutions, Inc.	5,726	81,653
Mercurity Fintech Holding, Inc.(x)*	10,657	57,122
Mitek Systems, Inc.*	8,130	67,073
NextNav, Inc.(x)*	14,544	177,000
ON24, Inc.*	4,645	24,154
OneSpan, Inc.	6,640	101,260
Ooma, Inc.*	4,535	59,363
Opera Ltd. (ADR)	50,655	807,441
Pagaya Technologies Ltd., Class A(x)*	6,520	68,330
Phunware, Inc.*	1,648	4,862
Porch Group, Inc.*	14,355	104,648
QXO, Inc.(x)	91	1,232
reAlpha Tech Corp.(x)*	2,340	2,551
Red Violet, Inc.	2,017	75,819
Rekor Systems, Inc.(x)*	12,715	11,274
ReposiTrak, Inc.(x)	2,130	43,175
Rimini Street, Inc.*	9,711	33,794
Roadzen, Inc.(x)*	6,788	7,060
Silvaco Group, Inc.(x)*	1,153	5,258
SoundHound AI, Inc., Class A(x)*	58,215	472,706
SoundThinking, Inc.*	1,794	30,408
SRAX, Inc.(x)*	4,308	—
Synchronoss Technologies, Inc.*	1,508	16,422
Telos Corp.*	10,291	24,493
Terawulf, Inc.(x)*	48,693	132,932
Upland Software, Inc.*	4,555	13,027
Veritone, Inc.(x)*	4,407	10,246
Viant Technology, Inc., Class A*	33,097	410,734
Weave Communications, Inc.*	123,027	1,364,369
WM Technology, Inc.*	16,259	18,373
Xperi, Inc.*	8,077	62,354
Yext, Inc.*	19,315	118,980

		11,030,453

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	11,138
CompoSecure, Inc., Class A(x)	4,442	48,285
CPI Card Group, Inc.*	887	25,874
Eastman Kodak Co.*	11,104	70,177
Immersion Corp.	5,578	42,281
One Stop Systems, Inc.(x)*	3,795	8,805
TransAct Technologies, Inc.*	1,793	6,598
Turtle Beach Corp.*	2,888	41,212

		254,370

Total Information Technology		23,093,559

Materials (1.4%)
Chemicals (0.4%)
AdvanSix, Inc.	4,620	104,643
Alto Ingredients, Inc.*	13,950	15,903
American Vanguard Corp.	4,733	20,825
Arq, Inc.*	5,400	22,518
ASP Isotopes, Inc.(x)*	9,964	46,731
Aspen Aerogels, Inc.*	11,127	71,102
Core Molding Technologies, Inc.*	1,313	19,958
Flotek Industries, Inc.*	3,115	25,948
Intrepid Potash, Inc.*	1,955	57,457
Koppers Holdings, Inc.	3,506	98,168
Northern Technologies International Corp.	1,548	16,115
Rayonier Advanced Materials, Inc.*	11,735	67,476
Trinseo plc	6,259	23,033
Valhi, Inc.	444	7,215

		597,092

Construction Materials (0.0%)†
Smith-Midland Corp.(x)*	825	25,633

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,673	79,609
Ranpak Holdings Corp., Class A*	7,996	43,338

		122,947

Metals & Mining (0.7%)
5E Advanced Materials, Inc.(x)*	365	1,398
American Battery Technology Co.(x)*	9,687	9,978
American Infrastructure Corp.(x)*	1,309	—
Ampco-Pittsburgh Corp.*	2,567	5,570
Ascent Industries Co.*	1,258	15,926
Caledonia Mining Corp. plc	3,009	37,582
Contango ORE, Inc.(x)*	1,999	20,410
Critical Metals Corp.*	1,466	2,038
Dakota Gold Corp.*	12,718	33,703
Friedman Industries, Inc.	1,305	19,431
Hycroft Mining Holding Corp., Class A*	3,626	11,748
i-80 Gold Corp.*	56,887	33,097
Idaho Strategic Resources, Inc.*	2,048	29,307
Ivanhoe Electric, Inc.*	15,107	87,772
Lifezone Metals Ltd.(x)*	6,656	27,822
Metallus, Inc.*	7,461	99,679
NioCorp Developments Ltd.*	5,407	10,652
Olympic Steel, Inc.	1,772	55,853
Perpetua Resources Corp.(x)*	7,668	81,971
Piedmont Lithium, Inc.(x)*	3,246	20,450
Radius Recycling, Inc.	4,774	137,873
Ramaco Resources, Inc., Class A(x)	4,701	38,689
Ramaco Resources, Inc., Class B(x)	1,152	8,191
ReElement Technologies Corp.(x)*	3,055	—
SunCoke Energy, Inc.	15,231	140,125
Tredegar Corp.*	4,864	37,453
US Gold Corp.*	1,420	12,908
US Goldmining, Inc.*	339	3,322

		982,948

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,916	73,979
Magnera Corp.*	6,399	116,206

		190,185

Total Materials		1,918,805

Real Estate (1.9%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,207	36,901
CTO Realty Growth, Inc. (REIT)	5,274	101,841
Gladstone Commercial Corp. (REIT)	7,936	118,881
Modiv Industrial, Inc. (REIT), Class C	1,823	29,259
NexPoint Diversified Real Estate Trust (REIT)	6,360	24,359
One Liberty Properties, Inc. (REIT)	2,917	76,630

		387,871

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	39,617	95,081
Global Medical REIT, Inc. (REIT)	11,048	96,670
Strawberry Fields REIT, Inc. (REIT)	1,616	19,247
Universal Health Realty Income Trust (REIT)	2,337	95,723

		306,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)(x)*	788	$5,650
Braemar Hotels & Resorts, Inc. (REIT)	12,157	30,271
Chatham Lodging Trust (REIT)	8,720	62,174

		98,095

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	11,988	41,239
Plymouth Industrial REIT, Inc. (REIT)	7,328	119,446

		160,685

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	7,105	36,875
Creative Media & Community Trust Corp. (REIT)	284	71
Franklin Street Properties Corp. (REIT)	18,602	33,111
NET Lease Office Properties (REIT)*	2,704	84,851
Office Properties Income Trust (REIT)	7,383	3,367
Orion Properties, Inc. (REIT)	9,791	20,953
Peakstone Realty Trust (REIT)(x)	6,558	82,631
Postal Realty Trust, Inc. (REIT), Class A	3,949	56,392

		318,251

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.(x)*	258	2,825
AMREP Corp.*	505	10,125
Comstock Holding Cos., Inc., Class A*	424	3,655
Douglas Elliman, Inc.*	12,993	22,348
Fathom Holdings, Inc.*	3,300	2,911
FRP Holdings, Inc.*	2,413	68,939
InterGroup Corp. (The)*	100	1,212
JW Mays, Inc.*	69	2,638
Maui Land & Pineapple Co., Inc.*	1,388	24,387
Offerpad Solutions, Inc.(x)*	2,118	3,516
Rafael Holdings, Inc., Class B*	2,315	4,329
RE/MAX Holdings, Inc., Class A*	3,200	26,784
Real Brokerage, Inc. (The)*	18,320	74,379
Star Holdings*	1,985	16,892
Stratus Properties, Inc.*	1,090	19,348
Tejon Ranch Co.*	3,741	59,295
Transcontinental Realty Investors, Inc.*	288	8,050

		351,633

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT)	674	7,663
BRT Apartments Corp. (REIT)	2,144	36,448
Clipper Realty, Inc. (REIT)	2,376	9,124
UMH Properties, Inc. (REIT)	12,653	236,611

		289,846

Retail REITs (0.4%)
CBL & Associates Properties, Inc. (REIT)	3,978	105,735
FrontView REIT, Inc. (REIT)	2,589	33,113
NETSTREIT Corp. (REIT)(x)	14,693	232,884
Whitestone REIT (REIT)	8,968	130,664

		502,396

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)	7,965	88,810
Gladstone Land Corp. (REIT)(x)	6,186	65,077
Global Self Storage, Inc. (REIT)	2,068	10,422

		164,309

Total Real Estate		2,579,807

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	2,344	35,277

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,628	33,976

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A(x)*	13,776	68,191
Spruce Power Holding Corp.*	3,458	8,334

		76,525

Multi-Utilities (0.1%)
Unitil Corp.	2,727	157,321

Water Utilities (0.2%)
Cadiz, Inc.(x)*	7,580	22,209
Consolidated Water Co. Ltd.	2,761	67,617
Global Water Resources, Inc.	2,116	21,816
Pure Cycle Corp.*	3,830	40,100
York Water Co. (The)	2,600	90,168

		241,910

Total Utilities		545,009

Total Common Stocks (98.2%) (Cost $141,224,576)		134,251,752

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR(r)*	1,755	—
Icosavax, Inc., CVR*	4,644	1,394
Inhibrx, Inc., CVR(r)*	5,676	2,756

		4,150

Pharmaceuticals (0.0%)
Imara, Inc., CVR(r)*	2,426	—

Total Health Care		4,150

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $3,836)		4,475

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29*	287	730

Total Health Care		730

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
M-Tron Industries, Inc.,expiring 2/28/28*	439	—

Total Information Technology		—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Warrants	Value (Note 1)
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27*	1,536	$53

Total Real Estate		53

Total Warrants (0.0%)† (Cost $—)		783

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,600,000	1,600,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,600,000	1,600,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,660,175	2,660,175

Total Investment Companies		5,860,175

Total Short-Term Investments (4.3%) (Cost $5,860,175)		5,860,175

Total Investments in Securities (102.5%) (Cost $147,088,587)		140,117,185
Other Assets Less Liabilities (-2.5%)		(3,433,028)

Net Assets (100%)		$136,684,157

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $115,758 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $12,514,215. This was collateralized by $7,505,666 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $5,860,175 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	72	6/2025	USD	729,756	(1,292)

					(1,292)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,839,116	$—		$—		$5,839,116
Consumer Discretionary	10,566,295	12,173		—		10,578,468
Consumer Staples	8,549,966	—		—		8,549,966
Energy	2,853,591	—	(a)	—		2,853,591
Financials	20,491,361	—		—		20,491,361
Health Care	37,849,948	—		2,027		37,851,975
Industrials	19,950,095	—		—	(a)	19,950,095
Information Technology	23,093,559	—	(a)	—	(a)	23,093,559
Materials	1,918,805	—	(a)	—		1,918,805
Real Estate	2,579,807	—		—		2,579,807
Utilities	545,009	—		—		545,009
Rights
Health Care	—	1,394		2,756		4,150
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	5,860,175	—		—		5,860,175
Warrants
Health Care	—	730		—		730
Information Technology	—	—	(a)	—		— (a)
Real Estate	53	—		—		53

Total Assets	$140,097,780	$14,297		$5,108		$140,117,185

Liabilities:
Futures	$(1,292)	$—		$—		$(1,292)

Total Liabilities	$(1,292)	$—		$—		$(1,292)

Total	$140,096,488	$14,297		$5,108		$140,115,893

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,163,082
Aggregate gross unrealized depreciation	(33,442,540)

Net unrealized depreciation	$(8,279,458)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,395,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.2%)
Agricultural Products & Services (1.2%)
Archer-Daniels-Midland Co.	5,009	$240,482
Bunge Global SA	1,462	111,726
Wilmar International Ltd.	19,644	48,853

		401,061

Total Food, Beverage & Tobacco		401,061

Energy (67.3%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	4,556	187,553

Integrated Oil & Gas (47.9%)
BP plc	168,177	947,395
Cenovus Energy, Inc.	14,341	199,312
Chevron Corp.	17,872	2,989,807
Eni SpA	22,271	344,319
Equinor ASA	8,740	231,487
Exxon Mobil Corp.	46,011	5,472,088
Galp Energia SGPS SA	4,353	76,393
Imperial Oil Ltd.	1,865	134,718
Occidental Petroleum Corp.	7,367	363,635
OMV AG	1,536	78,892
Repsol SA	12,074	160,584
Shell plc	63,587	2,320,413
Suncor Energy, Inc.	13,160	509,555
TotalEnergies SE	22,511	1,452,193

		15,280,791

Oil & Gas Exploration & Production (18.8%)
Aker BP ASA	3,297	78,189
ARC Resources Ltd.	6,196	124,561
Canadian Natural Resources Ltd.	22,087	679,624
ConocoPhillips	13,542	1,422,181
Coterra Energy, Inc.	7,709	222,790
Devon Energy Corp.	6,533	244,334
Diamondback Energy, Inc.	1,987	317,681
EOG Resources, Inc.	5,863	751,871
EQT Corp.	5,934	317,054
Expand Energy Corp.	2,177	242,344
Hess Corp.	2,903	463,696
Inpex Corp.	9,233	126,654
Ovintiv, Inc.	2,725	116,630
Santos Ltd.	33,881	140,996
Texas Pacific Land Corp.	204	270,298
Tourmaline Oil Corp.	3,716	179,209
Woodside Energy Group Ltd.	19,808	286,157

		5,984,269

Total Energy		21,452,613

Materials (30.3%)
Aluminum (0.3%)
Norsk Hydro ASA	14,671	84,116

Copper (2.6%)
Antofagasta plc	4,114	88,669
First Quantum Minerals Ltd.*	7,423	99,812
Freeport-McMoRan, Inc.	15,043	569,528
Lundin Mining Corp.	7,721	62,560

		820,569

Diversified Metals & Mining (10.9%)
Anglo American plc	13,256	367,298
BHP Group Ltd.	52,930	1,263,400
Boliden AB	2,853	92,897
Glencore plc	108,185	391,714
Ivanhoe Mines Ltd., Class A*	7,781	66,074
Rio Tinto Ltd.(x)	3,873	279,491
Rio Tinto plc	11,763	696,912
South32 Ltd.	47,127	94,820
Sumitomo Metal Mining Co. Ltd.	2,596	56,164
Teck Resources Ltd., Class B	4,960	180,677

		3,489,447

Fertilizers & Agricultural Chemicals (3.0%)
CF Industries Holdings, Inc.	1,822	142,389
Corteva, Inc.	7,195	452,781
ICL Group Ltd.	8,077	45,376
Nutrien Ltd.(x)	5,141	255,148
Yara International ASA	1,727	51,856

		947,550

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B*	6,329	83,270
West Fraser Timber Co. Ltd.	571	43,857

		127,127

Gold (7.8%)
Agnico Eagle Mines Ltd.	5,250	568,797
Barrick Gold Corp.	18,080	351,034
Franco-Nevada Corp.	2,015	316,914
Kinross Gold Corp.	12,865	162,081
Newmont Corp.	11,918	575,401
Northern Star Resources Ltd.	11,938	136,657
Wheaton Precious Metals Corp.	4,749	368,521

		2,479,405

Paper Products (0.9%)
Holmen AB, Class B	795	31,415
Mondi plc	4,605	68,259
Stora Enso OYJ, Class R	6,075	57,241
UPM-Kymmene OYJ	5,568	148,711

		305,626

Silver (0.3%)
Pan American Silver Corp.	3,800	98,152

Steel (4.1%)
ArcelorMittal SA	4,893	140,047
BlueScope Steel Ltd.	4,576	60,846
Fortescue Ltd.	17,666	169,663
JFE Holdings, Inc.	6,045	73,734
Nippon Steel Corp.	10,081	214,740
Nucor Corp.	2,458	295,796
Reliance, Inc.	567	163,721
Steel Dynamics, Inc.	1,514	189,371

		1,307,918

Total Materials		9,659,910

Total Common Stocks (98.8%) (Cost $25,074,735)		31,513,584

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	218,860	218,860

Total Short-Term Investments (0.7%) (Cost $218,860)		218,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Investments in Securities (99.5%) (Cost $25,293,595)		$31,732,444
Other Assets Less Liabilities (0.5%)		147,531

Net Assets (100%)		$31,879,975

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $361,468. This was collateralized by $167,026 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 4/30/25 – 11/15/53 and by cash of $218,860 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	11.0%
Austria	0.5
Brazil	1.3
Canada	12.5
Chile	0.5
China	0.2
Congo, the Democratic Republic of the	0.2
Finland	0.6
France	4.6
Israel	0.1
Italy	1.1
Japan	1.5
Luxembourg	0.4
Norway	1.2
Portugal	0.2
South Africa	1.2
Spain	0.5
Sweden	0.7
United States	60.9
Zambia	0.3
Cash and Other	0.5

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Food, Beverage & Tobacco	$352,208	$48,853	$—	$401,061
Energy	15,208,941	6,243,672	—	21,452,613
Materials	4,962,614	4,697,296	—	9,659,910
Short-Term Investments
Investment Companies	218,860	—	—	218,860

Total Assets	$20,742,623	$10,989,821	$—	$31,732,444

Total Liabilities	$—	$—	$—	$—

Total	$20,742,623	$10,989,821	$—	$31,732,444

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,507,884
Aggregate gross unrealized depreciation	(1,529,924)

Net unrealized appreciation	$5,977,960

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,754,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	380	$5,866

Total Consumer Discretionary		5,866

Health Care (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	5,288	61,660

Total Health Care		61,660

Information Technology (0.3%)
Internet Services & Infrastructure (0.3%)
NEXTDC Ltd.*	12,440	87,914
SUNeVision Holdings Ltd.	12,000	10,564

		98,478

Total Information Technology		98,478

Real Estate (97.9%)
Data Center REITs (7.3%)
Digital Core REIT Management Pte. Ltd. (REIT)	16,920	8,929
Digital Realty Trust, Inc. (REIT)	6,421	920,065
Equinix, Inc. (REIT)	1,868	1,523,074
Keppel DC REIT (REIT)	31,272	49,994

		2,502,062

Diversified Real Estate Activities (4.9%)
Allreal Holding AG (Registered)	282	58,587
City Developments Ltd.	9,292	34,602
Heiwa Real Estate Co. Ltd.	495	15,511
Mitsubishi Estate Co. Ltd.	22,527	365,262
Mitsui Fudosan Co. Ltd.	52,705	467,524
New World Development Co. Ltd.(x)*	26,996	17,103
Nomura Real Estate Holdings, Inc.	10,340	60,045
Peach Property Group AG(x)*	622	4,710
Sumitomo Realty & Development Co. Ltd.	8,081	301,334
Sun Hung Kai Properties Ltd.	27,759	263,626
Tokyo Tatemono Co. Ltd.	3,752	63,200
UOL Group Ltd.	9,537	41,932

		1,693,436

Diversified REITs (6.3%)
Activia Properties, Inc. (REIT)	13	29,469
AEW UK REIT plc (REIT)(m)	3,073	4,025
Alexander & Baldwin, Inc. (REIT)	1,400	24,122
American Assets Trust, Inc. (REIT)	921	18,549
Argosy Property Ltd. (REIT)	16,253	9,089
Armada Hoffler Properties, Inc. (REIT)	1,516	11,385
British Land Co. plc (The) (REIT)	19,388	92,514
Broadstone Net Lease, Inc. (REIT)	3,627	61,804
Charter Hall Group (REIT)	9,168	92,689
Charter Hall Long Wale REIT (REIT)	12,598	29,047
Covivio SA (REIT)	1,046	58,588
Custodian Property Income REIT plc (REIT)	7,901	7,716
Daiwa House REIT Investment Corp. (REIT)	42	66,308
Empire State Realty Trust, Inc. (REIT), Class A	2,622	20,504
Essential Properties Realty Trust, Inc. (REIT)	3,374	110,127
Global Net Lease, Inc. (REIT)	3,861	31,043
GPT Group (The) (REIT)	37,275	101,550
Growthpoint Properties Australia Ltd. (REIT)	5,281	7,458
H&R REIT (REIT)	5,024	35,087
Hankyu Hanshin REIT, Inc. (REIT)	13	12,923
Heiwa Real Estate REIT, Inc. (REIT)	20	16,868
Hulic REIT, Inc. (REIT)	24	22,930
Icade (REIT)	631	14,328
KDX Realty Investment Corp. (REIT)	77	75,876
Land Securities Group plc (REIT)	14,469	102,797
LondonMetric Property plc (REIT)	38,374	90,911
Mapletree Pan Asia Commercial Trust (REIT)	44,386	41,253
Merlin Properties SOCIMI SA (REIT)	7,302	77,812
Mirai Corp. (REIT)	36	10,213
Mirvac Group (REIT)	76,698	100,163
Mori Trust REIT, Inc. (REIT)	48	19,937
NIPPON REIT Investment Corp. (REIT)	34	18,769
Nomura Real Estate Master Fund, Inc. (REIT)	85	80,755
NTT UD REIT Investment Corp. (REIT)	27	23,906
OUE REIT (REIT)	41,263	8,742
Schroder REIT Ltd. (REIT)	9,498	6,122
Sekisui House REIT, Inc. (REIT)	79	41,978
SK REITs Co. Ltd. (REIT)	3,533	11,793
Star Asia Investment Corp. (REIT)(x)	48	17,281
Stockland (REIT)	46,408	142,090
Stoneweg European REIT (REIT)(m)	6,013	9,731
Stride Property Group (REIT)	10,784	6,857
Sunlight REIT (REIT)	18,781	4,610
Suntec REIT (REIT)	41,478	36,409
Takara Leben Real Estate Investment Corp. (REIT)	17	9,747
Tokyu REIT, Inc. (REIT)	18	20,845
United Urban Investment Corp. (REIT)	41	40,620
WP Carey, Inc. (REIT)	4,198	264,936

		2,142,276

Health Care REITs (11.7%)
Aedifica SA (REIT)	922	62,260
Alexandria Real Estate Equities, Inc. (REIT)	3,321	307,226
American Healthcare REIT, Inc. (REIT)	2,924	88,597
Assura plc (REIT)	62,549	37,345
Care REIT plc (REIT), Class B(m)	6,204	8,687
CareTrust REIT, Inc. (REIT)	3,617	103,374
Cofinimmo SA (REIT)	738	48,718
Health Care & Medical Investment Corp. (REIT)(x)	7	5,073
Healthcare Realty Trust, Inc. (REIT), Class A	6,842	115,630
HealthCo REIT (REIT)(x)	8,684	4,802
Healthpeak Properties, Inc. (REIT)	13,533	273,637
Life Science REIT plc (REIT)	6,801	3,918
LTC Properties, Inc. (REIT)	860	30,487
Medical Properties Trust, Inc. (REIT)(x)	11,499	69,339
National Health Investors, Inc. (REIT)	842	62,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWest Healthcare Properties REIT (REIT)	4,311	$14,979
Omega Healthcare Investors, Inc. (REIT)	5,225	198,968
Parkway Life REIT (REIT)	8,500	26,221
Primary Health Properties plc (REIT)	25,484	30,878
Sabra Health Care REIT, Inc. (REIT)	4,548	79,453
Sila Realty Trust, Inc. (REIT)	1,104	29,488
Target Healthcare REIT plc (REIT)	12,041	14,294
Ventas, Inc. (REIT)	8,110	557,644
Welltower, Inc. (REIT)	11,946	1,830,247

		4,003,455

Hotel & Resort REITs (2.1%)
Apple Hospitality REIT, Inc. (REIT)	4,383	56,585
CapitaLand Ascott Trust (REIT)	48,175	31,096
CDL Hospitality Trusts (REIT)	17,277	10,518
DiamondRock Hospitality Co. (REIT)	3,978	30,710
Far East Hospitality Trust (REIT)	19,469	8,157
Hoshino Resorts REIT, Inc. (REIT)	11	14,866
Host Hotels & Resorts, Inc. (REIT)	13,503	191,878
Invincible Investment Corp. (REIT)	146	61,324
Japan Hotel REIT Investment Corp. (REIT)	98	47,370
Park Hotels & Resorts, Inc. (REIT)	3,944	42,122
Pebblebrook Hotel Trust (REIT)	2,296	23,258
RLJ Lodging Trust (REIT)	2,886	22,771
Ryman Hospitality Properties, Inc. (REIT)	1,128	103,144
Summit Hotel Properties, Inc. (REIT)	2,018	10,917
Sunstone Hotel Investors, Inc. (REIT)	3,857	36,294
Xenia Hotels & Resorts, Inc. (REIT)	1,960	23,050

		714,060

Industrial REITs (14.4%)
AIMS APAC REIT (REIT)	11,893	11,217
Americold Realty Trust, Inc. (REIT)	5,505	118,137
ARGAN SA (REIT)	237	15,735
CapitaLand Ascendas REIT (REIT)	69,387	137,179
Centuria Industrial REIT (REIT)	10,203	18,361
CRE Logistics REIT, Inc. (REIT)	12	11,633
Dexus Industria REIT (REIT)	4,115	6,634
Dream Industrial REIT (REIT)	5,404	42,434
EastGroup Properties, Inc. (REIT)	952	167,695
ESR Kendall Square REIT Co. Ltd. (REIT)	2,320	7,413
ESR-REIT (REIT)	129,247	23,026
First Industrial Realty Trust, Inc. (REIT)	2,558	138,030
Frasers Logistics & Commercial Trust (REIT)(m)	55,769	37,829
GLP J-REIT (REIT)	87	69,953
Goodman Group (REIT)	38,529	684,448
Goodman Property Trust (REIT)	20,238	21,486
Granite REIT (REIT)	1,229	57,263
Industrial & Infrastructure Fund Investment Corp. (REIT)	45	34,862
Innovative Industrial Properties, Inc. (REIT)	542	29,317
Japan Logistics Fund, Inc. (REIT)	53	32,544
LaSalle Logiport REIT (REIT)	35	32,505
Lineage, Inc. (REIT)	1,194	70,004
LXP Industrial Trust (REIT)	5,589	48,345
Mapletree Industrial Trust (REIT)	38,399	59,828
Mapletree Logistics Trust (REIT)	65,766	63,820
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	28	21,449
Mitsui Fudosan Logistics Park, Inc. (REIT)	58	39,791
Montea NV (REIT)	396	28,261
Nippon Prologis REIT, Inc. (REIT)	47	72,573
Prologis, Inc. (REIT)	17,912	2,002,382
Rexford Industrial Realty, Inc. (REIT)	4,265	166,975
Segro plc (REIT)	26,248	234,222
SOSiLA Logistics REIT, Inc. (REIT)	13	9,404
STAG Industrial, Inc. (REIT)	3,506	126,637
Terreno Realty Corp. (REIT)	1,898	119,991
Tritax Big Box REIT plc (REIT)	47,863	86,805
Urban Logistics REIT plc (REIT)(x)	8,817	14,806
Warehouse REIT plc (REIT)(m)	7,702	10,626
Warehouses De Pauw CVA (REIT)	3,317	78,620

		4,952,240

Multi-Family Residential REITs (9.0%)
Advance Residence Investment Corp. (REIT)	51	48,657
Apartment Investment and Management Co. (REIT), Class A	2,675	23,540
AvalonBay Communities, Inc. (REIT)	2,749	589,990
Boardwalk REIT (REIT)	792	36,929
Camden Property Trust (REIT)	2,005	245,212
Canadian Apartment Properties REIT (REIT)	3,205	96,080
Care Property Invest NV (REIT)	716	9,337
Centerspace (REIT)	318	20,591
Comforia Residential REIT, Inc. (REIT)	14	24,651
Daiwa Securities Living Investments Corp. (REIT)	37	21,881
Elme Communities (REIT)	1,692	29,441
Empiric Student Property plc (REIT)	11,729	12,924
Equity Residential (REIT)	7,319	523,894
Essex Property Trust, Inc. (REIT)	1,237	379,227
Home Invest Belgium SA (REIT)	213	4,136
Home REIT plc (REIT)(r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,346	92,266
Ingenia Communities Group (REIT)	7,169	24,279
InterRent REIT (REIT)	2,675	20,968
Irish Residential Properties REIT plc (REIT)	8,606	8,757
Killam Apartment REIT (REIT)(x)	2,272	27,645
Mid-America Apartment Communities, Inc. (REIT)	2,250	377,055
NexPoint Residential Trust, Inc. (REIT)	430	16,998
Nippon Accommodations Fund, Inc. (REIT)	44	31,946
Residential Secure Income plc (REIT)(m)	3,597	2,602
Samty Residential Investment Corp. (REIT)	8	4,966
Social Housing REIT plc (REIT)(m)	6,920	5,515
Starts Proceed Investment Corp. (REIT)	5	5,737
UDR, Inc. (REIT)	6,359	287,236
UNITE Group plc (The) (REIT)	7,848	82,520
Veris Residential, Inc. (REIT)	1,510	25,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xior Student Housing NV (REIT)(m)	762	$22,659

		3,103,188

Office REITs (5.0%)
Abacus Group (REIT)	9,804	6,677
Allied Properties REIT (REIT)(x)	2,465	28,075
Brandywine Realty Trust (REIT)	3,259	14,535
BXP, Inc. (REIT)	3,042	204,392
Centuria Office REIT (REIT)	8,989	6,319
Champion REIT (REIT)	36,814	8,989
CLS Holdings plc (REIT)	2,919	2,647
COPT Defense Properties (REIT)	2,165	59,040
Cousins Properties, Inc. (REIT)	3,235	95,432
Cromwell Property Group (REIT)	24,422	5,646
Daiwa Office Investment Corp. (REIT)	10	19,661
Derwent London plc (REIT)	2,177	51,912
Dexus (REIT)	20,929	92,589
Douglas Emmett, Inc. (REIT)	3,105	49,680
Easterly Government Properties, Inc. (REIT), Class A	1,915	20,299
Gecina SA (REIT)	1,002	94,099
Global One Real Estate Investment Corp. (REIT)	19	14,454
Great Portland Estates plc (REIT)	6,819	26,205
Helical plc (REIT)	2,303	5,860
Highwoods Properties, Inc. (REIT)	2,020	59,873
Ichigo Office REIT Investment Corp. (REIT)	19	10,755
Inmobiliaria Colonial SOCIMI SA (REIT)	6,380	37,632
Japan Excellent, Inc. (REIT)	23	19,582
Japan Prime Realty Investment Corp. (REIT)	18	40,803
Japan Real Estate Investment Corp. (REIT)	133	95,146
JBG SMITH Properties (REIT)(x)	1,568	25,260
JR Global REIT (REIT)	2,240	3,986
Keppel REIT (REIT)	45,938	29,352
Kilroy Realty Corp. (REIT)	2,264	74,169
Mori Hills REIT Investment Corp. (REIT)	30	26,802
Nippon Building Fund, Inc. (REIT)	146	124,011
NSI NV (REIT)	370	8,642
One REIT, Inc. (REIT)	5	8,114
Orix JREIT, Inc. (REIT)	50	58,737
Paramount Group, Inc. (REIT)	3,547	15,252
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,374	17,496
Precinct Properties Group (REIT)	25,758	16,379
Prosperity REIT (REIT)	23,999	3,978
Regional REIT Ltd. (REIT)(m)	2,278	3,178
Sankei Real Estate, Inc. (REIT)	9	5,112
Shinhan Alpha REIT Co. Ltd. (REIT)	1,950	7,297
SL Green Realty Corp. (REIT)	1,379	79,568
Vornado Realty Trust (REIT)	3,395	125,581
Workspace Group plc (REIT)	2,675	14,340

		1,717,556

Other Specialized REITs (4.6%)
Arena REIT (REIT)	7,648	16,487
Charter Hall Social Infrastructure
REIT (REIT)	6,592	11,163
EPR Properties (REIT)	1,447	76,127
Four Corners Property Trust, Inc. (REIT)	1,855	53,238
Gaming and Leisure Properties, Inc. (REIT)	5,046	256,841
Iron Mountain, Inc. (REIT)	5,641	485,352
Safehold, Inc. (REIT)	996	18,645
VICI Properties, Inc. (REIT), Class A	20,415	665,937

		1,583,790

Real Estate Development (0.2%)
Lifestyle Communities Ltd.(x)	2,128	10,345
Sino Land Co. Ltd.	70,333	70,410

		80,755

Real Estate Operating Companies (6.8%)
Abrdn European Logistics Income plc (REIT)(m)	8,208	6,065
Aeon Mall Co. Ltd.	1,728	26,982
Amot Investments Ltd.	4,232	20,440
Aroundtown SA*	13,230	36,150
Atrium Ljungberg AB, Class B	867	14,266
Azrieli Group Ltd.	717	48,051
CA Immobilien Anlagen AG	659	15,962
CapitaLand Investment Ltd.	43,810	88,753
Castellum AB*	8,298	91,468
Catena AB	784	33,928
Cibus Nordic Real Estate AB publ	1,205	17,748
Citycon OYJ*	1,744	6,185
Corem Property Group AB, Class B	11,947	5,515
Deutsche EuroShop AG(x)	350	6,994
Deutsche Wohnen SE	954	20,734
Dios Fastigheter AB*	2,024	13,400
Entra ASA(m)*	1,385	15,876
Fabege AB	4,350	35,270
Fastighets AB Balder, Class B*	13,023	81,493
FastPartner AB, Class A	1,005	5,309
Grainger plc	14,395	37,840
Grand City Properties SA*	1,227	13,115
Hongkong Land Holdings Ltd.	19,982	86,477
Hufvudstaden AB, Class A	2,085	23,501
Hulic Co. Ltd.	11,491	110,091
Hysan Development Co. Ltd.	11,280	18,265
Intea Fastigheter AB, Class B*	1,134	5,979
Intershop Holding AG	105	16,046
Kennedy-Wilson Holdings, Inc.	2,186	18,974
Kojamo OYJ*	3,060	27,910
LEG Immobilien SE	1,437	101,714
Logistea AB, Class B*	2,998	4,122
Melisron Ltd.	493	38,369
Mobimo Holding AG (Registered)*	138	48,745
Neobo Fastigheter AB*	2,527	3,840
NP3 Fastigheter AB	783	18,306
Nyfosa AB*	3,083	26,868
Pandox AB, Class B	2,056	35,426
Platzer Fastigheter Holding AB, Class B	1,217	9,044
PSP Swiss Property AG (Registered)	874	136,529
Public Property Invest A/S*	2,518	4,291
Sagax AB, Class B	4,167	87,305
Samhallsbyggnadsbolaget i Norden AB	22,467	7,555
Sirius Real Estate Ltd. (REIT)	29,080	31,742
StorageVault Canada, Inc.	4,492	12,205
Swire Properties Ltd.	20,382	44,685
Swiss Prime Site AG (Registered)	1,481	181,798
TAG Immobilien AG*	2,932	39,883
VGP NV	259	22,489
Vonovia SE	13,622	367,648
Wallenstam AB, Class B	7,798	33,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Real Estate Investment Co. Ltd.	30,064	$73,098
Wihlborgs Fastigheter AB	5,154	50,633

		2,328,503

Retail REITs (16.4%)
Acadia Realty Trust (REIT)	2,253	47,200
AEON REIT Investment Corp. (REIT)	33	27,238
Agree Realty Corp. (REIT)	1,974	152,373
Ascencio (REIT)	100	4,796
Brixmor Property Group, Inc. (REIT)	5,805	154,123
BWP Trust (REIT)	10,531	22,702
CapitaLand Integrated Commercial Trust (REIT)	105,695	164,313
Carmila SA (REIT)	1,097	20,758
Charter Hall Retail REIT (REIT)	9,538	21,336
Choice Properties REIT (REIT)	5,381	52,163
Crombie REIT (REIT)	2,086	20,656
Curbline Properties Corp. (REIT)	1,826	44,171
Eurocommercial Properties NV (REIT)	826	22,374
Federal Realty Investment Trust (REIT)	1,635	159,936
First Capital REIT (REIT)	4,121	47,222
Fortune REIT (REIT)	28,391	14,886
Frasers Centrepoint Trust (REIT)	20,798	33,739
Frontier Real Estate Investment Corp. (REIT)	49	25,841
Fukuoka REIT Corp. (REIT)	16	15,809
Getty Realty Corp. (REIT)	970	30,245
Hamborner REIT AG (REIT)	1,381	8,945
Hammerson plc (REIT)	9,460	30,159
HomeCo Daily Needs REIT (REIT)(m)	33,837	24,949
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,264	3,841
InvenTrust Properties Corp. (REIT)	1,490	43,761
Japan Metropolitan Fund Invest (REIT)	134	85,498
Kimco Realty Corp. (REIT)	12,761	271,044
Kite Realty Group Trust (REIT)	4,175	93,395
Kiwi Property Group Ltd. (REIT)	31,280	15,451
Klepierre SA (REIT)	3,986	133,267
Lendlease Global Commercial REIT (REIT)	33,987	12,875
Link REIT (REIT)	50,137	234,530
LOTTE REIT Co. Ltd. (REIT)	2,800	6,617
Macerich Co. (The) (REIT)	4,799	82,399
Mercialys SA (REIT)	1,807	22,665
NETSTREIT Corp. (REIT)(x)	1,577	24,995
NewRiver REIT plc (REIT)	7,893	7,076
NNN REIT, Inc. (REIT)	3,614	154,137
PARAGON REIT (REIT)	20,860	15,026
Phillips Edison & Co., Inc. (REIT)	2,361	86,153
Primaris REIT (REIT)	1,868	19,328
Realty Income Corp. (REIT)	16,889	979,731
Regency Centers Corp. (REIT)	3,498	258,013
Region RE Ltd. (REIT)	22,576	29,201
Retail Estates NV (REIT)	244	15,909
RioCan REIT (REIT)	5,824	69,408
Scentre Group (REIT)	100,989	212,026
Shaftesbury Capital plc (REIT)	28,909	46,642
Simon Property Group, Inc. (REIT)	6,269	1,041,156
SITE Centers Corp. (REIT)	913	11,723
SmartCentres REIT (REIT)	2,523	44,339
Starhill Global REIT (REIT)	28,559	10,628
Supermarket Income REIT plc (REIT)	24,117	23,863
Tanger, Inc. (REIT)	2,075	70,114
Unibail-Rodamco-Westfield (REIT)	2,048	172,510
Urban Edge Properties (REIT)	2,422	46,018
Vastned NV (REIT)	203	6,453
Vicinity Ltd. (REIT)	73,301	100,765
Waypoint REIT Ltd. (REIT)	13,070	19,355
Wereldhave NV (REIT)	676	11,695

		5,627,541

Self-Storage REITs (5.5%)
Abacus Storage King (REIT)	10,345	7,595
Big Yellow Group plc (REIT)	3,643	43,859
CubeSmart (REIT)	4,334	185,105
Extra Space Storage, Inc. (REIT)	4,053	601,830
National Storage Affiliates Trust (REIT)	1,354	53,348
National Storage REIT (REIT)	26,338	36,535
Public Storage (REIT)	3,065	917,324
Safestore Holdings plc (REIT)	4,148	32,899
Shurgard Self Storage Ltd. (REIT)	601	21,705

		1,900,200

Single-Family Residential REITs (3.7%)
American Homes 4 Rent (REIT), Class A	6,541	247,315
Equity LifeStyle Properties, Inc. (REIT)	3,657	243,922
Invitation Homes, Inc. (REIT)	11,857	413,216
PRS REIT plc (The) (REIT)	10,026	14,972
Sun Communities, Inc. (REIT)	2,442	314,139
UMH Properties, Inc. (REIT)	1,390	25,993

		1,259,557

Total Real Estate		33,608,619

Total Common Stocks (98.4%) (Cost $33,658,719)		33,774,623

CLOSED END FUNDS:
Picton Property Income Ltd. (REIT)	10,579	9,798

Total Closed End Funds (0.0%)† (Cost $10,574)		9,798

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.1%)
iShares U.S. Real Estate ETF(x)	2,455	235,067
Vanguard Global ex-U.S. Real Estate ETF	3,787	153,222

Total Exchange Traded Funds (1.1%) (Cost $393,165)		388,289

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	222,536	222,536

Total Short-Term Investments (0.7%) (Cost $222,536)		222,536

Total Investments in Securities (100.2%) (Cost $34,284,994)		34,395,246
Other Assets Less Liabilities (-0.2%)		(62,416)

Net Assets (100%)		$34,332,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $151,742 or 0.4% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $268,303. This was collateralized by $56,628 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/30/25 – 5/15/54 and by cash of $222,536 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	5.6%
Austria	0.0	#
Belgium	1.0
Canada	2.0
Finland	0.1
France	1.6
Germany	1.8
Hong Kong	2.5
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	9.0
Netherlands	0.1
New Zealand	0.2
Norway	0.1
Singapore	2.9
South Korea	0.1
Spain	0.3
Sweden	1.8
Switzerland	1.3
United Kingdom	3.5
United States	66.0
Cash and Other	(0.2)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$9,798	$—		$9,798
Common Stocks
Consumer Discretionary	—	5,866	—		5,866
Health Care	61,660	—	—		61,660
Information Technology	—	98,478	—		98,478
Real Estate	22,664,481	10,944,138	—	(a)	33,608,619
Exchange Traded Funds	388,289	—	—		388,289
Short-Term Investments
Investment Companies	222,536	—	—		222,536

Total Assets	$23,336,966	$11,058,280	$—		$34,395,246

Total Liabilities	$—	$—	$—		$—

Total	$23,336,966	$11,058,280	$—		$34,395,246

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,289,113
Aggregate gross unrealized depreciation	(6,671,361)

Net unrealized depreciation	$(382,248)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,777,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	187	$6,844
AST SpaceMobile, Inc., Class A(x)*	21,287	484,066
ATN International, Inc.	1,524	30,953
Bandwidth, Inc., Class A*	449	5,882
Globalstar, Inc.(x)*	1,160	24,198
IDT Corp., Class B	693	35,558
Liberty Latin America Ltd., Class A*	2,960	18,737
Liberty Latin America Ltd., Class C*	22,988	142,755
Lumen Technologies, Inc.*	161,511	633,123
Shenandoah Telecommunications Co.	7,841	98,561

		1,480,677

Entertainment (2.6%)
AMC Entertainment Holdings, Inc., Class A(x)*	64,568	185,310
Cinemark Holdings, Inc.(x)	3,721	92,616
Eventbrite, Inc., Class A*	894	1,886
IG Port, Inc.(x)	40,200	534,428
Lions Gate Entertainment Corp., Class A(x)*	11,477	101,572
Lions Gate Entertainment Corp., Class B*	17,959	142,235
Live Nation Entertainment, Inc.*	59,600	7,782,568
Madison Square Garden Entertainment Corp., Class A*	12,633	413,604
Madison Square Garden Sports Corp.*	2,200	428,384
Marcus Corp. (The)	3,717	62,037
Playstudios, Inc.*	12,754	16,197
Reservoir Media, Inc.*	2,732	20,845
Sphere Entertainment Co.*	11,440	374,317
Toei Animation Co. Ltd.(x)	11,200	231,482

		10,387,481

Interactive Media & Services (0.2%)
Bumble, Inc., Class A(x)*	12,241	53,126
Cars.com, Inc.*	10,345	116,588
fuboTV, Inc.(x)*	48,454	141,486
Nextdoor Holdings, Inc.*	29,665	45,387
Outbrain, Inc.*	5,890	21,970
Shutterstock, Inc.	812	15,128
TrueCar, Inc.*	14,575	23,029
Vimeo, Inc.*	23,632	124,304
Webtoon Entertainment, Inc.(x)*	1,312	10,063
Ziff Davis, Inc.*	6,785	254,980

		806,061

Media (0.5%)
Advantage Solutions, Inc.(x)*	17,736	26,781
AMC Networks, Inc., Class A*	5,279	36,320
Boston Omaha Corp., Class A*	3,948	57,562
Cable One, Inc.	921	244,774
Clear Channel Outdoor Holdings, Inc.*	50,455	56,005
EchoStar Corp., Class A*	19,555	500,217
Emerald Holding, Inc.	2,303	9,051
Entravision Communications Corp., Class A	7,700	16,170
EW Scripps Co. (The), Class A*	8,957	26,513
Gannett Co., Inc.*	23,715	68,536
Gray Media, Inc.	14,288	61,724
iHeartMedia, Inc., Class A*	17,876	29,495
Integral Ad Science Holding Corp.*	10,127	81,624
John Wiley & Sons, Inc., Class A	3,008	134,036
Magnite, Inc.*	2,459	28,057
National CineMedia, Inc.*	11,657	68,077
Scholastic Corp.	3,882	73,292
Stagwell, Inc., Class A*	11,164	67,542
TEGNA, Inc.	25,882	471,570
WideOpenWest, Inc.*	7,784	38,531

		2,095,877

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	5,548	47,824
Spok Holdings, Inc.	2,634	43,303
Telephone and Data Systems, Inc.	15,727	609,264

		700,391

Total Communication Services		15,470,487

Consumer Discretionary (13.1%)
Automobile Components (0.5%)
Adient plc*	13,404	172,375
American Axle & Manufacturing Holdings, Inc.*	18,865	76,781
Cooper-Standard Holdings, Inc.*	2,513	38,499
Dana, Inc.	21,068	280,836
Dorman Products, Inc.*	3,000	361,620
Fox Factory Holding Corp.*	6,749	157,522
Goodyear Tire & Rubber Co. (The)*	45,419	419,672
Holley, Inc.*	3,808	9,787
Luminar Technologies, Inc., Class A(x)*	490	2,641
Phinia, Inc.	6,756	286,657
Solid Power, Inc.(x)*	23,023	24,174
Standard Motor Products, Inc.	3,315	82,643
Stoneridge, Inc.*	3,959	18,172

		1,931,379

Automobiles (0.0%)†
Winnebago Industries, Inc.	4,520	155,759

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	2,925	8,892
Groupon, Inc.(x)*	1,700	31,909

		40,801

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	2,904	73,674
Weyco Group, Inc.	766	23,348

		97,022

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	4,888	491,928
American Public Education, Inc.*	2,437	54,394
Carriage Services, Inc., Class A	603	23,366
Chegg, Inc.*	14,607	9,337
Graham Holdings Co., Class B	518	497,725
KinderCare Learning Cos., Inc.(x)*	2,167	25,116
Laureate Education, Inc.*	4,282	87,567
Lincoln Educational Services Corp.*	4,066	64,527
Mister Car Wash, Inc.*	1,881	14,841
Perdoceo Education Corp.	9,425	237,322
Strategic Education, Inc.	3,594	301,752

		1,807,875

Hotels, Restaurants & Leisure (1.3%)
Biglari Holdings, Inc., Class B(x)*	112	24,253
BJ’s Restaurants, Inc.*	1,316	45,086
Bloomin’ Brands, Inc.	5,890	42,231
Brinker International, Inc.*	700	104,335
Carnival Corp.*	32,000	624,960
Cracker Barrel Old Country Store, Inc.(x)	2,739	106,328
Denny’s Corp.*	1,905	6,991
Despegar.com Corp.*	9,793	184,010
Dine Brands Global, Inc.	2,076	48,309
El Pollo Loco Holdings, Inc.*	4,341	44,712
Everi Holdings, Inc.*	6,169	84,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Full House Resorts, Inc.*	4,725	$19,751
Global Business Travel Group I(x)*	2,478	17,990
Golden Entertainment, Inc.	3,185	84,052
International Game Technology plc	16,094	261,688
Life Time Group Holdings, Inc.*	13,571	409,844
Lindblad Expeditions Holdings, Inc.*	1,624	15,054
Papa John’s International, Inc.	1,505	61,825
Portillo’s, Inc., Class A(x)*	1,668	19,833
RCI Hospitality Holdings, Inc.	622	26,709
Red Rock Resorts, Inc., Class A	4,324	187,532
Sabre Corp.*	47,881	134,546
Six Flags Entertainment Corp.	3,846	137,187
United Parks & Resorts, Inc.(x)*	346	15,729
Vacasa, Inc., Class A(x)*	1,354	7,285
Wendy’s Co. (The)	179,800	2,630,474

		5,345,044

Household Durables (1.7%)
Beazer Homes USA, Inc.*	4,745	96,751
Century Communities, Inc.	3,910	262,361
Champion Homes, Inc.*	4,519	428,220
Cricut, Inc., Class A	1,438	7,406
Ethan Allen Interiors, Inc.	3,474	96,230
Flexsteel Industries, Inc.	673	24,571
GoPro, Inc., Class A(x)*	17,350	11,501
Green Brick Partners, Inc.*	3,620	211,082
Hamilton Beach Brands Holding Co., Class A	1,260	24,482
Helen of Troy Ltd.*	3,705	198,181
Hooker Furnishings Corp.	1,498	15,040
Hovnanian Enterprises, Inc., Class A*	724	75,810
iRobot Corp.(x)*	4,944	13,349
KB Home	8,697	505,470
Landsea Homes Corp.*	4,036	25,911
La-Z-Boy, Inc.	6,654	260,105
Legacy Housing Corp.*	1,724	43,479
LGI Homes, Inc.*	3,100	206,057
Lifetime Brands, Inc.	1,851	9,125
Lovesac Co. (The)*	1,028	18,689
M/I Homes, Inc.*	4,277	488,348
Meritage Homes Corp.	11,358	805,055
Purple Innovation, Inc., Class A(x)*	7,475	5,675
Sonos, Inc.*	1,942	20,721
Taylor Morrison Home Corp., Class A*	16,344	981,294
Traeger, Inc.*	5,050	8,484
Tri Pointe Homes, Inc.*	59,795	1,908,656

		6,752,053

Leisure Products (0.2%)
AMMO, Inc.(x)*	13,565	18,720
Clarus Corp.	3,731	13,991
Escalade, Inc.(x)	1,476	22,583
Funko, Inc., Class A*	5,019	34,430
JAKKS Pacific, Inc.	1,334	32,910
Johnson Outdoors, Inc., Class A	786	19,524
Latham Group, Inc.*	6,814	43,814
Malibu Boats, Inc., Class A*	3,204	98,299
Marine Products Corp.	628	5,269
MasterCraft Boat Holdings, Inc.*	2,750	47,355
Peloton Interactive, Inc., Class A*	4,297	27,157
Smith & Wesson Brands, Inc.	6,845	63,795
Solo Brands, Inc., Class A(x)*	3,158	530
Sturm Ruger & Co., Inc.	1,746	68,600
Topgolf Callaway Brands Corp.*	22,867	150,694

		647,671

Specialty Retail (8.7%)
1-800-Flowers.com, Inc., Class A*	2,919	17,222
Academy Sports & Outdoors, Inc.	8,073	368,210
aka Brands Holding Corp.*	95	1,281
American Eagle Outfitters, Inc.	6,320	73,438
America’s Car-Mart, Inc.*	1,132	51,381
Arhaus, Inc., Class A*	1,126	9,796
Arko Corp.(x)	11,472	45,314
Asbury Automotive Group, Inc.*	3,137	692,775
AutoNation, Inc.*	98,400	15,932,928
BARK, Inc.(x)*	21,613	30,042
Beyond, Inc.*	7,796	45,217
Caleres, Inc.	3,761	64,802
Citi Trends, Inc.*	1,125	24,902
Designer Brands, Inc., Class A(x)	6,790	24,784
Destination XL Group, Inc.*	7,483	10,925
EVgo, Inc., Class A*	17,736	47,178
Foot Locker, Inc.*	13,512	190,519
Genesco, Inc.*	1,207	25,625
Group 1 Automotive, Inc.	2,082	795,220
GrowGeneration Corp.*	9,371	10,121
Haverty Furniture Cos., Inc.	2,532	49,931
J Jill, Inc.	71	1,387
Lands’ End, Inc.*	2,256	22,966
Leslie’s, Inc.*	10,486	7,712
MarineMax, Inc.*	3,494	75,121
Monro, Inc.	4,640	67,141
National Vision Holdings, Inc.*	11,589	148,107
ODP Corp. (The)*	4,817	69,028
OneWater Marine, Inc., Class A(x)*	1,747	28,266
Penske Automotive Group, Inc.	98,000	14,110,040
Petco Health & Wellness Co., Inc., Class A*	13,745	41,922
RealReal, Inc. (The)*	4,517	24,347
RumbleON, Inc., Class B(x)*	2,509	7,075
Sally Beauty Holdings, Inc.*	16,533	149,293
Shoe Carnival, Inc.	2,809	61,770
Signet Jewelers Ltd.	6,704	389,234
Sleep Number Corp.(x)*	3,548	22,494
Sonic Automotive, Inc., Class A	1,749	99,623
Stitch Fix, Inc., Class A*	16,572	53,859
ThredUp, Inc., Class A*	9,525	22,955
Tile Shop Holdings, Inc.(x)*	2,818	18,261
Tilly’s, Inc., Class A*	2,181	4,798
Urban Outfitters, Inc.*	7,230	378,852
Victoria’s Secret & Co.*	9,724	180,672
Winmark Corp.	448	142,406
Zumiez, Inc.*	2,412	35,915

		34,674,855

Textiles, Apparel & Luxury Goods (0.2%)
Figs, Inc., Class A*	19,290	88,541
G-III Apparel Group Ltd.*	6,390	174,767
Movado Group, Inc.	20,161	337,092
Oxford Industries, Inc.	704	41,304
Rocky Brands, Inc.	694	12,055
Superior Group of Cos., Inc.	1,645	17,996
Vera Bradley, Inc.(x)*	3,814	8,581

		680,336

Total Consumer Discretionary		52,132,795

Consumer Staples (3.5%)
Beverages (0.3%)
Crimson Wine Group Ltd.*	47,400	273,024
Primo Brands Corp.	27,934	991,378

		1,264,402

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,688	201,256
Guardian Pharmacy Services, Inc., Class A(x)*	779	16,561
HF Foods Group, Inc.(x)*	6,494	31,821
Ingles Markets, Inc., Class A	2,324	151,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Natural Grocers by Vitamin Cottage, Inc.	1,071	$43,054
PriceSmart, Inc.	1,512	132,829
SpartanNash Co.	5,438	110,174
United Natural Foods, Inc.*	9,507	260,397
Village Super Market, Inc., Class A	1,218	46,296
Weis Markets, Inc.	2,605	200,715

		1,194,465

Food Products (0.4%)
Alico, Inc.	2,394	71,437
B&G Foods, Inc.(x)	11,894	81,712
BRC, Inc., Class A(x)*	824	1,722
Calavo Growers, Inc.	2,302	55,225
Cal-Maine Foods, Inc.	6,201	563,671
Dole plc	12,186	176,088
Fresh Del Monte Produce, Inc.	5,500	169,565
Hain Celestial Group, Inc. (The)*	14,304	59,362
Limoneira Co.	2,499	44,282
Mission Produce, Inc.*	6,094	63,865
Seneca Foods Corp., Class A*	710	63,218
TreeHouse Foods, Inc.*	7,426	201,170
Utz Brands, Inc.	3,122	43,958

		1,595,275

Household Products (0.1%)
Central Garden & Pet Co.*	1,620	59,389
Central Garden & Pet Co., Class A*	6,292	205,937
Oil-Dri Corp. of America	1,261	57,905

		323,231

Personal Care Products (2.3%)
Edgewell Personal Care Co.	7,762	242,252
Herbalife Ltd.*	5,644	48,708
Honest Co., Inc. (The)*	7,868	36,979
Interparfums, Inc.	77,000	8,767,990
Medifast, Inc.*	1,591	21,447
Nature’s Sunshine Products, Inc.*	1,462	18,348
Nu Skin Enterprises, Inc., Class A	7,764	56,367
Olaplex Holdings, Inc.(x)*	20,405	25,914
USANA Health Sciences, Inc.*	1,742	46,982
Waldencast plc, Class A*	3,945	11,835

		9,276,822

Tobacco (0.1%)
Turning Point Brands, Inc.	398	23,657
Universal Corp.	3,849	215,737

		239,394

Total Consumer Staples		13,893,589

Energy (18.0%)
Energy Equipment & Services (1.6%)
Aris Water Solutions, Inc., Class A	23,514	753,389
Borr Drilling Ltd.(x)	38,375	84,041
Bristow Group, Inc., Class A*	3,968	125,309
DMC Global, Inc.*	2,267	19,088
Drilling Tools International Corp.*	979	2,320
Expro Group Holdings NV*	15,211	151,197
Flowco Holdings, Inc., Class A*	2,209	56,661
Forum Energy Technologies, Inc.*	1,894	38,088
Geospace Technologies Corp.(x)*	1,819	13,115
Helix Energy Solutions Group, Inc.*	19,058	158,372
Helmerich & Payne, Inc.	15,657	408,961
Innovex International, Inc.*	5,561	99,876
Kodiak Gas Services, Inc.	5,141	191,759
Liberty Energy, Inc., Class A	24,513	388,041
Mammoth Energy Services, Inc.*	3,693	7,534
Nabors Industries Ltd.*	1,008	42,044
Natural Gas Services Group, Inc.*	1,228	26,979
Noble Corp. plc	7,528	178,414
NPK International, Inc.*	13,054	75,844
Oil States International, Inc.*	9,094	46,834
Patterson-UTI Energy, Inc.	62,620	514,736
ProFrac Holding Corp., Class A(x)*	3,282	24,910
ProPetro Holding Corp.*	13,751	101,070
Ranger Energy Services, Inc., Class A	2,471	35,063
RPC, Inc.	13,517	74,344
SEACOR Marine Holdings, Inc.*	3,636	18,398
Seadrill Ltd.*	7,482	187,050
Select Water Solutions, Inc., Class A	14,658	153,909
Solaris Energy Infrastructure, Inc., Class A	4,873	106,036
Subsea 7 SA (ADR)	101,200	1,611,104
Transocean Ltd.*	119,023	377,303
Valaris Ltd.(x)*	3,637	142,789

		6,214,578

Oil, Gas & Consumable Fuels (16.4%)
Aemetis, Inc.(x)*	5,693	9,906
Amplify Energy Corp.*	5,428	20,301
Ardmore Shipping Corp.	6,266	61,344
Berry Corp.	8,046	25,828
BKV Corp.*	1,739	36,519
California Resources Corp.	11,091	487,671
Centrus Energy Corp., Class A(x)*	613	38,135
Clean Energy Fuels Corp.*	27,691	42,921
CNX Resources Corp.*	23,293	733,264
Comstock Resources, Inc.*	14,909	303,249
Core Natural Resources, Inc.	8,381	646,175
Crescent Energy Co., Class A	19,744	221,922
CVR Energy, Inc.	549	10,651
Delek US Holdings, Inc.	7,308	110,131
DHT Holdings, Inc.	21,205	222,652
Diversified Energy Co. plc(m)	6,870	92,882
Dorian LPG Ltd.	2,974	66,439
Encore Energy Corp.(x)*	7,075	9,693
Energy Fuels, Inc.(x)*	29,638	110,550
Evolution Petroleum Corp.	2,922	15,136
Excelerate Energy, Inc., Class A	2,845	81,595
FLEX LNG Ltd.(x)	1,688	38,807
FutureFuel Corp.	4,174	16,279
Golar LNG Ltd.	15,713	596,937
Granite Ridge Resources, Inc.	7,396	44,968
Green Plains, Inc.*	9,447	45,818
Gulfport Energy Corp.*	1,003	184,692
Hallador Energy Co.*	4,135	50,778
HighPeak Energy, Inc.(x)	2,103	26,624
Infinity Natural Resources, Inc., Class A*	1,453	27,244
International Seaways, Inc.	6,587	218,688
Kinetik Holdings, Inc., Class A	5,472	284,216
Magnolia Oil & Gas Corp., Class A	2,050	51,783
Murphy Oil Corp.	22,551	640,448
NACCO Industries, Inc., Class A(x)	667	22,498
Nordic American Tankers Ltd.(x)	32,410	79,728
Northern Oil & Gas, Inc.	14,890	450,125
Par Pacific Holdings, Inc.*	8,894	126,828
PBF Energy, Inc., Class A	16,165	308,590
Peabody Energy Corp.	19,754	267,667
Permian Basin Royalty Trust	25,900	256,669
PrairieSky Royalty Ltd.	91,300	1,646,388
PrimeEnergy Resources Corp.*	92	20,966
REX American Resources Corp.*	1,916	71,984
Riley Exploration Permian, Inc.	1,592	46,439
Ring Energy, Inc.(x)*	21,719	24,977
SandRidge Energy, Inc.	5,404	61,714
Scorpio Tankers, Inc.	7,187	270,087
SFL Corp. Ltd.	16,245	133,209
Sitio Royalties Corp., Class A	12,761	253,561
SM Energy Co.	15,336	459,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Talos Energy, Inc.*	23,066	$224,201
Teekay Corp. Ltd.	8,451	55,523
Teekay Tankers Ltd., Class A	3,810	145,809
Texas Pacific Land Corp.	41,156	54,531,288
Ur-Energy, Inc.(x)*	3,956	2,667
VAALCO Energy, Inc.	15,268	57,408
Vital Energy, Inc.(x)*	4,577	97,124
Vitesse Energy, Inc.(x)	3,815	93,811
World Kinect Corp.	8,327	236,154

		65,518,974

Total Energy		71,733,552

Financials (16.9%)
Banks (9.8%)
1st Source Corp.	3,023	180,806
ACNB Corp.	1,467	60,382
Amalgamated Financial Corp.	3,281	94,329
Amerant Bancorp, Inc., Class A	6,019	124,232
Ameris Bancorp	10,341	595,331
Ames National Corp.	1,585	27,769
Arrow Financial Corp.	2,678	70,405
Associated Banc-Corp.	26,920	606,508
Atlantic Union Bankshares Corp.	13,155	409,647
Axos Financial, Inc.*	7,588	489,578
Banc of California, Inc.	21,424	304,007
BancFirst Corp.	2,998	329,390
Bancorp, Inc. (The)*	378	19,974
Bank First Corp.	1,575	158,665
Bank of Hawaii Corp.	5,933	409,199
Bank of Marin Bancorp	2,669	58,905
Bank of NT Butterfield & Son Ltd. (The)	7,362	286,529
Bank7 Corp.	682	26,421
BankUnited, Inc.	11,270	388,139
Bankwell Financial Group, Inc.	1,119	33,771
Banner Corp.	5,169	329,627
Bar Harbor Bankshares	2,604	76,818
BayCom Corp.	1,683	42,361
BCB Bancorp, Inc.	2,350	23,171
Berkshire Hills Bancorp, Inc.	6,744	175,951
Blue Foundry Bancorp*	3,343	30,756
Bridgewater Bancshares, Inc.*	3,460	48,059
Brookline Bancorp, Inc.	13,517	147,335
Burke & Herbert Financial Services Corp.	2,105	118,112
Business First Bancshares, Inc.	4,229	102,976
Byline Bancorp, Inc.	5,677	148,510
Cadence Bank	25,403	771,235
California Bancorp*	3,864	55,371
Camden National Corp.	2,863	115,866
Capital Bancorp, Inc.	1,616	45,781
Capital City Bank Group, Inc.	2,381	85,621
Capitol Federal Financial, Inc.	18,943	106,081
Carter Bankshares, Inc.*	3,906	63,199
Cathay General Bancorp	9,755	419,758
Central Pacific Financial Corp.	3,799	102,725
Chemung Financial Corp.	550	26,163
ChoiceOne Financial Services, Inc.	1,329	38,235
Citizens & Northern Corp.	2,339	47,061
Citizens Financial Services, Inc.	719	41,738
City Holding Co.	2,055	241,401
Civista Bancshares, Inc.	2,570	50,218
CNB Financial Corp.	3,655	81,324
Coastal Financial Corp.*	165	14,918
Colony Bankcorp, Inc.	2,941	47,497
Columbia Financial, Inc.*	4,523	67,845
Community Financial System, Inc.	8,064	458,519
Community Trust Bancorp, Inc.	2,719	136,929
Community West Bancshares	2,882	53,259
ConnectOne Bancorp, Inc.	5,879	142,918
Customers Bancorp, Inc.*	4,518	226,804
CVB Financial Corp.	20,992	387,512
Dime Community Bancshares, Inc.	6,349	177,010
Eagle Bancorp, Inc.	4,527	95,067
Eastern Bankshares, Inc.	31,801	521,536
Enterprise Bancorp, Inc.	1,610	62,677
Enterprise Financial Services Corp.	6,280	337,487
Equity Bancshares, Inc., Class A	2,790	109,926
Esquire Financial Holdings, Inc.	269	20,277
ESSA Bancorp, Inc.	1,363	25,693
Farmers & Merchants Bancorp, Inc.	2,151	51,430
Farmers National Banc Corp.	6,257	81,654
FB Financial Corp.	6,189	286,922
Fidelity D&D Bancorp, Inc.	746	31,041
Financial Institutions, Inc.	3,109	77,601
First Bancorp (Nasdaq Stock Exchange)	6,131	246,098
First Bancorp (New York Stock Exchange)	21,604	414,149
First Bancorp, Inc. (The)	2,037	50,355
First Bancshares, Inc. (The)	5,200	175,812
First Bank	3,555	52,650
First Busey Corp.	13,784	297,734
First Business Financial Services, Inc.	1,306	61,578
First Commonwealth Financial Corp.	15,487	240,668
First Community Bankshares, Inc.	2,827	106,550
First Financial Bancorp	14,508	362,410
First Financial Corp.	1,979	96,931
First Financial Northwest, Inc.	1,061	24,042
First Foundation, Inc.	7,541	39,138
First Internet Bancorp	954	25,548
First Interstate BancSystem, Inc., Class A	13,362	382,821
First Merchants Corp.	9,713	392,794
First Mid Bancshares, Inc.	3,928	137,087
First of Long Island Corp. (The)	3,663	45,238
First Western Financial, Inc.*	923	18,137
Five Star Bancorp	2,884	80,175
Flagstar Financial, Inc.	40,386	469,285
Flushing Financial Corp.	4,815	61,150
FS Bancorp, Inc.	1,116	42,419
Fulton Financial Corp.	26,459	478,643
FVCBankcorp, Inc.*	2,336	24,692
German American Bancorp, Inc.	4,907	184,012
Glacier Bancorp, Inc.	18,416	814,356
Great Southern Bancorp, Inc.	1,474	81,615
Guaranty Bancshares, Inc.	1,319	52,800
Hancock Whitney Corp.	14,360	753,182
Hanmi Financial Corp.	4,294	97,302
HarborOne Bancorp, Inc.	6,013	62,355
HBT Financial, Inc.	2,085	46,725
Heritage Commerce Corp.	10,369	98,713
Heritage Financial Corp.	5,159	125,518
Hilltop Holdings, Inc.	7,678	233,795
Hingham Institution For Savings (The)(x)	276	65,633
Home Bancorp, Inc.	1,300	58,240
Home BancShares, Inc.	30,163	852,708
HomeStreet, Inc.*	3,232	37,944
HomeTrust Bancshares, Inc.	2,640	90,499
Hope Bancorp, Inc.	17,754	185,884
Horizon Bancorp, Inc.	7,764	117,081
Independent Bank Corp.	3,237	99,667
Independent Bank Corp./MA	6,305	395,008
International Bancshares Corp.	8,869	559,279
Investar Holding Corp.	1,716	30,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
John Marshall Bancorp, Inc.	1,937	$31,999
Kearny Financial Corp.	8,894	55,676
Lakeland Financial Corp.	3,578	212,676
LCNB Corp.	1,923	28,441
LINKBANCORP, Inc.	3,194	21,655
Live Oak Bancshares, Inc.	967	25,780
Mercantile Bank Corp.	2,636	114,508
Metrocity Bankshares, Inc.	3,009	82,958
Metropolitan Bank Holding Corp.*	1,744	97,647
Mid Penn Bancorp, Inc.	2,958	76,642
Middlefield Banc Corp.	1,244	34,770
Midland States Bancorp, Inc.	3,535	60,519
MidWestOne Financial Group, Inc.	3,443	101,947
MVB Financial Corp.	1,905	32,995
National Bank Holdings Corp., Class A	5,797	221,851
National Bankshares, Inc.	962	25,618
NB Bancorp, Inc.*	6,297	113,787
NBT Bancorp, Inc.	7,224	309,910
Nicolet Bankshares, Inc.	1,762	191,988
Northeast Bank	1,225	112,137
Northeast Community Bancorp, Inc.	2,148	50,349
Northfield Bancorp, Inc.	6,273	68,438
Northrim Bancorp, Inc.	875	64,067
Northwest Bancshares, Inc.	19,510	234,510
Norwood Financial Corp.	1,150	27,796
Oak Valley Bancorp	1,174	29,303
OceanFirst Financial Corp.	9,105	154,876
OFG Bancorp	6,793	271,856
Old National Bancorp	50,972	1,080,097
Old Second Bancorp, Inc.	7,613	126,680
Orange County Bancorp, Inc.	1,624	37,985
Origin Bancorp, Inc.	4,865	168,670
Orrstown Financial Services, Inc.	3,178	95,372
Pacific Premier Bancorp, Inc.	14,206	302,872
Park National Corp.	2,422	366,691
Parke Bancorp, Inc.	1,834	34,553
Pathward Financial, Inc.	2,465	179,822
PCB Bancorp	1,944	36,372
Peapack-Gladstone Financial Corp.	2,880	81,792
Peoples Bancorp of North Carolina, Inc.	706	19,231
Peoples Bancorp, Inc.	5,994	177,782
Peoples Financial Services Corp.	1,090	48,472
Pioneer Bancorp, Inc.*	1,697	19,872
Plumas Bancorp	877	37,948
Ponce Financial Group, Inc.*	3,122	39,556
Preferred Bank	1,327	111,017
Primis Financial Corp.	3,294	32,182
Princeton Bancorp, Inc.	881	26,915
Provident Bancorp, Inc.*	2,276	26,128
Provident Financial Services, Inc.	17,909	307,498
QCR Holdings, Inc.	2,733	194,918
RBB Bancorp	2,731	45,062
Red River Bancshares, Inc.	734	37,911
Renasant Corp.	9,294	315,345
Republic Bancorp, Inc., Class A	1,417	90,433
S&T Bancorp, Inc.	5,557	205,887
Sandy Spring Bancorp, Inc.	7,447	208,144
Seacoast Banking Corp. of Florida	12,830	330,116
ServisFirst Bancshares, Inc.	5,841	482,467
Shore Bancshares, Inc.	5,253	71,126
Sierra Bancorp	2,297	64,040
Simmons First National Corp., Class A	18,974	389,536
SmartFinancial, Inc.	2,792	86,775
South Plains Financial, Inc.	2,111	69,916
Southern First Bancshares, Inc.*	1,229	40,459
Southern Missouri Bancorp, Inc.	1,777	92,440
Southern States Bancshares, Inc.	1,326	47,404
Southside Bancshares, Inc.	4,385	126,990
SouthState Corp.	15,783	1,464,978
Stellar Bancorp, Inc.	7,787	215,388
Sterling Bancorp, Inc.*	3,185	15,415
Stock Yards Bancorp, Inc.	4,366	301,516
Texas Capital Bancshares, Inc.*	7,562	564,881
Third Coast Bancshares, Inc.*	1,953	65,172
Timberland Bancorp, Inc.	1,332	40,160
Tompkins Financial Corp.	2,211	139,249
Towne Bank	11,738	401,322
TriCo Bancshares	5,547	221,714
Triumph Financial, Inc.*	364	21,039
TrustCo Bank Corp.	2,656	80,955
Trustmark Corp.	8,923	307,754
UMB Financial Corp.	11,038	1,115,942
United Bankshares, Inc.	21,226	735,905
United Community Banks, Inc.	17,481	491,741
Unity Bancorp, Inc.	1,229	50,020
Univest Financial Corp.	5,087	144,267
USCB Financial Holdings, Inc.	1,203	22,328
Valley National Bancorp	75,906	674,804
Veritex Holdings, Inc.	7,786	194,416
Virginia National Bankshares Corp.	653	23,560
WaFd, Inc.	12,146	347,133
Washington Trust Bancorp, Inc.	3,269	100,881
WesBanco, Inc.	14,098	436,474
West Bancorp, Inc.	2,690	53,639
Westamerica Bancorp	3,933	199,128
WSFS Financial Corp.	8,737	453,188

		38,986,745

Capital Markets (1.6%)
AlTi Global, Inc.(x)*	5,019	15,258
Associated Capital Group, Inc., Class A‡	57,400	2,199,568
Bakkt Holdings, Inc., Class A(x)*	100,000	867,000
BGC Group, Inc., Class A	49,384	452,851
Diamond Hill Investment Group, Inc.	60	8,570
DigitalBridge Group, Inc.	18,814	165,940
Donnelley Financial Solutions, Inc.*	1,599	69,892
Fairfax India Holdings Corp.(m)*	5,000	85,000
Federated Hermes, Inc., Class B	7,900	322,083
Forge Global Holdings, Inc.*	17,238	9,688
Galaxy Digital Holdings Ltd.(x)*	24,800	261,434
GAMCO Investors, Inc., Class A	40,700	940,984
GCM Grosvenor, Inc., Class A	1,327	17,556
Hellenic Exchanges - Athens Stock Exchange SA	5,000	29,411
MarketWise, Inc.	5,021	2,478
Onex Corp.	1,100	73,832
OTC Markets Group, Inc., Class A	100	4,745
Silvercrest Asset Management Group, Inc., Class A	1,536	25,129
StoneX Group, Inc.*	6,147	469,508
Urbana Corp.	18,400	74,927
Urbana Corp. (Non-Voting)	20,400	81,654
Virtus Investment Partners, Inc.	261	44,986

		6,222,494

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	918	46,956
Bread Financial Holdings, Inc.	6,275	314,252
Consumer Portfolio Services, Inc.*	1,457	12,632
Encore Capital Group, Inc.*	3,793	130,024
Enova International, Inc.*	4,093	395,220
Green Dot Corp., Class A*	7,391	62,380
LendingClub Corp.*	18,213	187,958
LendingTree, Inc.*	147	7,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Medallion Financial Corp.	2,861	$24,919
Navient Corp.	12,608	159,239
Nelnet, Inc., Class A	2,296	254,695
PRA Group, Inc.*	6,326	130,442
PROG Holdings, Inc.	5,421	144,199
Regional Management Corp.	1,217	36,644
World Acceptance Corp.*	75	9,491

		1,916,441

Financial Services (1.7%)
Acacia Research Corp.*	5,621	17,987
Alerus Financial Corp.	3,369	62,192
Banco Latinoamericano de Comercio Exterior SA, Class E	4,447	162,760
Burford Capital Ltd.	32,280	426,419
Cannae Holdings, Inc.	9,192	168,489
Cantaloupe, Inc.*	717	5,643
Cass Information Systems, Inc.	403	17,430
Compass Diversified Holdings	10,824	202,084
Enact Holdings, Inc.	4,876	169,441
Essent Group Ltd.	16,725	965,367
Federal Agricultural Mortgage Corp., Class C	194	36,377
HA Sustainable Infrastructure Capital, Inc.(x)	18,852	551,232
Jackson Financial, Inc., Class A	11,154	934,482
Marqeta, Inc., Class A*	10,079	41,526
Merchants Bancorp	2,883	106,671
Mr Cooper Group, Inc.*	6,431	769,148
NewtekOne, Inc.	4,524	54,107
NMI Holdings, Inc., Class A*	11,820	426,111
Onity Group, Inc.*	1,159	37,459
Pagseguro Digital Ltd., Class A*	14,327	109,315
Payoneer Global, Inc.*	8,906	65,103
Paysafe Ltd.*	5,255	82,451
PennyMac Financial Services, Inc.	1,968	197,016
Radian Group, Inc.	24,104	797,119
Repay Holdings Corp., Class A*	13,872	77,267
Sezzle, Inc.(x)*	222	7,746
StoneCo Ltd., Class A*	22,338	234,102
SWK Holdings Corp.*	665	11,564
Velocity Financial, Inc.*	1,512	28,290
Walker & Dunlop, Inc.	1,468	125,308
Waterstone Financial, Inc.	2,642	35,535

		6,925,741

Insurance (2.4%)
Ambac Financial Group, Inc.*	7,704	67,410
American Coastal Insurance Corp.	2,116	24,482
AMERISAFE, Inc.	1,857	97,585
Bowhead Specialty Holdings, Inc.*	1,928	78,373
CNO Financial Group, Inc.	16,909	704,260
Donegal Group, Inc., Class A	2,808	55,121
Employers Holdings, Inc.	3,815	193,192
Enstar Group Ltd.*	2,041	678,388
F&G Annuities & Life, Inc.	2,828	101,949
Fairfax Financial Holdings Ltd.	4	5,789
Fidelis Insurance Holdings Ltd.	8,245	133,569
Genworth Financial, Inc., Class A*	56,965	403,882
GoHealth, Inc., Class A*	670	8,221
Greenlight Capital Re Ltd., Class A*	5,043	68,333
Hamilton Insurance Group Ltd., Class B*	6,826	141,503
Heritage Insurance Holdings, Inc.*	3,569	51,465
Hippo Holdings, Inc.*	3,224	82,405
Horace Mann Educators Corp.	6,140	262,362
Investors Title Co.	211	50,868
James River Group Holdings Ltd.	6,095	25,599
Lemonade, Inc.(x)*	1,588	49,911
Maiden Holdings Ltd.(x)*	14,062	8,020
MBIA, Inc.(x)*	6,796	33,844
Mercury General Corp.	3,827	213,929
NI Holdings, Inc.*	873	12,449
ProAssurance Corp.*	7,337	171,319
Safety Insurance Group, Inc.	2,409	190,022
Selective Insurance Group, Inc.	1,560	142,802
Selectquote, Inc.*	22,825	76,235
SiriusPoint Ltd.*	9,937	171,811
Skyward Specialty Insurance Group, Inc.*	4,641	245,602
Stewart Information Services Corp.	4,399	313,869
Tiptree, Inc., Class A	3,332	80,268
United Fire Group, Inc.	3,276	96,511
Universal Insurance Holdings, Inc.	3,400	80,580
White Mountains Insurance Group Ltd.	2,294	4,417,808

		9,539,736

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT)	3,065	17,072
AG Mortgage Investment Trust, Inc. (REIT)	4,328	31,594
Angel Oak Mortgage REIT, Inc. (REIT)	1,402	13,361
Apollo Commercial Real Estate Finance, Inc. (REIT)	22,197	212,425
Arbor Realty Trust, Inc. (REIT)(x)	26,505	311,434
Ares Commercial Real Estate Corp. (REIT)(x)	8,387	38,832
ARMOUR Residential REIT, Inc. (REIT)(x)	9,017	154,191
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	28,005	560,100
BrightSpire Capital, Inc. (REIT), Class A	21,125	117,455
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	35,897
Chimera Investment Corp. (REIT)	13,313	170,806
Claros Mortgage Trust, Inc. (REIT)	13,560	50,579
Dynex Capital, Inc. (REIT)	12,700	165,354
Ellington Financial, Inc. (REIT)(x)	13,335	176,822
Franklin BSP Realty Trust, Inc. (REIT)	12,911	164,486
Granite Point Mortgage Trust, Inc. (REIT)	8,066	20,972
Invesco Mortgage Capital, Inc. (REIT)(x)	9,712	76,628
KKR Real Estate Finance Trust, Inc. (REIT)	6,943	74,984
Ladder Capital Corp. (REIT)	19,221	219,312
MFA Financial, Inc. (REIT)	16,498	169,270
New York Mortgage Trust, Inc. (REIT)(x)	14,271	92,619
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	21,360
Orchid Island Capital, Inc. (REIT)(x)	12,942	97,324
PennyMac Mortgage Investment Trust (REIT)	14,194	207,942
Ready Capital Corp. (REIT)(x)	26,558	135,180
Redwood Trust, Inc. (REIT)	21,392	129,849
Seven Hills Realty Trust (REIT)	1,860	23,231
Sunrise Realty Trust, Inc. (REIT)	1,623	17,967
TPG RE Finance Trust, Inc. (REIT)	9,395	76,569
Two Harbors Investment Corp. (REIT)	16,794	224,368

		3,807,983

Total Financials		67,399,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.0%)
Biotechnology (1.7%)
2seventy bio, Inc.*	7,709	$38,082
4D Molecular Therapeutics, Inc.*	2,608	8,424
89bio, Inc.*	17,975	130,678
Absci Corp.(x)*	3,276	8,223
ACELYRIN, Inc.*	11,959	29,539
Achieve Life Sciences, Inc.*	1,926	5,142
Acrivon Therapeutics, Inc.*	1,881	3,818
Acumen Pharmaceuticals, Inc.*	6,160	6,776
ADC Therapeutics SA(x)*	4,129	5,822
Adverum Biotechnologies, Inc.(x)*	3,042	13,294
Agenus, Inc.(x)*	2,596	3,907
Agios Pharmaceuticals, Inc.*	9,125	267,362
Akebia Therapeutics, Inc.*	31,148	59,804
Akero Therapeutics, Inc.*	9,925	401,764
Aldeyra Therapeutics, Inc.*	7,539	43,349
Allogene Therapeutics, Inc.(x)*	19,192	28,020
Altimmune, Inc.(x)*	4,855	24,275
Anavex Life Sciences Corp.(x)*	8,989	77,126
Anika Therapeutics, Inc.*	1,724	25,912
Annexon, Inc.*	15,735	30,369
Applied Therapeutics, Inc.(x)*	5,599	2,737
Arbutus Biopharma Corp.(x)*	1,625	5,671
Arcturus Therapeutics Holdings, Inc.*	389	4,120
ArriVent Biopharma, Inc.(x)*	1,667	30,823
Artiva Biotherapeutics, Inc.(x)*	876	2,628
Astria Therapeutics, Inc.*	926	4,945
Atossa Therapeutics, Inc.(x)*	15,514	10,439
Aura Biosciences, Inc.*	7,372	43,200
Aurinia Pharmaceuticals, Inc.*	5,612	45,120
Beam Therapeutics, Inc.*	14,782	288,692
Bicara Therapeutics, Inc.(x)*	1,308	17,043
Black Diamond Therapeutics, Inc.(x)*	1,815	2,813
Bluebird Bio, Inc.(x)*	1,341	6,544
Bridgebio Pharma, Inc.(x)*	8,603	297,406
C4 Therapeutics, Inc.(x)*	10,214	16,342
Cabaletta Bio, Inc.*	4,950	6,856
Capricor Therapeutics, Inc.(x)*	1,104	10,477
Cardiff Oncology, Inc.(x)*	5,879	18,460
CareDx, Inc.*	6,493	115,251
Cargo Therapeutics, Inc.*	4,983	20,281
Caribou Biosciences, Inc.(x)*	12,279	11,212
Celcuity, Inc.*	220	2,224
Celldex Therapeutics, Inc.*	2,111	38,315
Century Therapeutics, Inc.(x)*	6,684	3,182
CG oncology, Inc.(x)*	3,456	84,637
Cibus, Inc., Class A*	2,233	4,176
Climb Bio, Inc.(x)*	4,103	5,006
Cogent Biosciences, Inc.*	987	5,912
Coherus Biosciences, Inc.(x)*	11,956	9,648
Compass Therapeutics, Inc.*	17,049	32,393
Corbus Pharmaceuticals Holdings, Inc.(x)*	597	3,170
Cullinan Therapeutics, Inc.*	1,020	7,721
Cytokinetics, Inc.*	16,556	665,386
Day One Biopharmaceuticals, Inc.*	705	5,591
Denali Therapeutics, Inc.*	8,774	119,283
Design Therapeutics, Inc.*	4,551	17,567
Dianthus Therapeutics, Inc.(x)*	3,530	64,034
Disc Medicine, Inc.*	3,263	161,975
Dynavax Technologies Corp.*	4,387	56,899
Editas Medicine, Inc.(x)*	13,120	15,219
Elevation Oncology, Inc.(x)*	3,045	789
Enanta Pharmaceuticals, Inc.*	3,132	17,289
Entrada Therapeutics, Inc.*	3,723	33,656
Erasca, Inc.*	29,049	39,797
Fate Therapeutics, Inc.(x)*	14,769	11,669
Fennec Pharmaceuticals, Inc.(x)*	2,612	15,907
Foghorn Therapeutics, Inc.*	1,449	5,289
Galectin Therapeutics, Inc.(x)*	2,386	2,911
Generation Bio Co.*	8,951	3,625
Geron Corp.*	28,733	45,685
Gyre Therapeutics, Inc.(x)*	928	7,164
Heron Therapeutics, Inc.(x)*	15,709	34,560
HilleVax, Inc.(x)*	3,679	5,335
IGM Biosciences, Inc.*	285	328
ImmunityBio, Inc.(x)*	4,690	14,117
Inhibrx Biosciences, Inc.(x)*	774	10,828
Inovio Pharmaceuticals, Inc.(x)*	6,537	10,655
Inozyme Pharma, Inc.(x)*	8,849	8,053
Intellia Therapeutics, Inc.*	16,205	115,218
Invivyd, Inc.(x)*	11,736	7,104
Ironwood Pharmaceuticals, Inc., Class A*	15,115	22,219
iTeos Therapeutics, Inc.*	4,663	27,838
Kodiak Sciences, Inc.*	5,573	15,632
Korro Bio, Inc.(x)*	665	11,578
Kyverna Therapeutics, Inc.(x)*	957	1,847
LENZ Therapeutics, Inc.(x)*	2,044	52,551
Lexicon Pharmaceuticals, Inc.(x)*	11,114	5,121
Lyell Immunopharma, Inc.(x)*	24,838	13,363
MacroGenics, Inc.*	1,514	1,923
MannKind Corp.*	10,532	52,976
MeiraGTx Holdings plc*	2,412	16,353
Mersana Therapeutics, Inc.*	8,939	3,077
Metagenomi, Inc.*	1,322	1,798
Metsera, Inc.(x)*	1,097	29,860
MiMedx Group, Inc.*	10,035	76,266
Mineralys Therapeutics, Inc.*	3,677	58,391
Monte Rosa Therapeutics, Inc.(x)*	6,884	31,942
Myriad Genetics, Inc.*	14,599	129,493
Neurogene, Inc.(x)*	720	8,431
Nkarta, Inc.(x)*	7,802	14,356
Novavax, Inc.(x)*	5,624	36,050
Nurix Therapeutics, Inc.*	3,914	46,498
Olema Pharmaceuticals, Inc.*	4,351	16,360
Organogenesis Holdings, Inc., Class A*	9,709	41,943
ORIC Pharmaceuticals, Inc.*	7,756	43,278
Outlook Therapeutics, Inc.(x)*	986	1,203
PepGen, Inc.(x)*	290	407
Perspective Therapeutics, Inc.(x)*	1,709	3,640
Precigen, Inc.(x)*	21,158	31,525
Prelude Therapeutics, Inc.*	2,772	2,129
ProKidney Corp., Class A(x)*	2,200	1,928
Prothena Corp. plc*	2,718	33,635
PTC Therapeutics, Inc.*	2,891	147,325
Puma Biotechnology, Inc.*	3,906	11,562
Pyxis Oncology, Inc.(x)*	7,177	7,033
Q32 Bio, Inc.*	901	1,487
RAPT Therapeutics, Inc.(x)*	4,457	5,438
REGENXBIO, Inc.*	7,624	54,512
Regulus Therapeutics, Inc.(x)*	6,868	12,019
Relay Therapeutics, Inc.*	19,239	50,406
Renovaro, Inc.(x)*	7,476	4,061
Replimune Group, Inc.*	10,995	107,201
Revolution Medicines, Inc.*	9,459	334,470
Rigel Pharmaceuticals, Inc.*	730	13,133
Sage Therapeutics, Inc.*	8,464	67,289
Savara, Inc.(x)*	3,005	8,324
Scholar Rock Holding Corp.*	1,249	40,155
Shattuck Labs, Inc.*	1,991	1,892
Skye Bioscience, Inc.*	2,155	3,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Biosciences, Inc.(x)*	3,113	$11,518
Spyre Therapeutics, Inc.*	5,849	94,374
Summit Therapeutics, Inc.(x)*	679	13,098
Sutro Biopharma, Inc.*	12,076	7,857
Tenaya Therapeutics, Inc.*	6,921	3,946
Tevogen Bio Holdings, Inc.(x)*	2,420	2,614
Tourmaline Bio, Inc.(x)*	3,650	55,517
Travere Therapeutics, Inc.*	13,450	241,024
TScan Therapeutics, Inc.*	2,012	2,777
Upstream Bio, Inc.*	1,176	7,197
UroGen Pharma Ltd.(x)*	1,133	12,531
Vanda Pharmaceuticals, Inc.*	8,709	39,974
Veracyte, Inc.*	12,446	369,024
Verve Therapeutics, Inc.*	11,736	53,634
Vir Biotechnology, Inc.*	14,650	94,932
Viridian Therapeutics, Inc.*	3,103	41,828
Voyager Therapeutics, Inc.(x)*	6,727	22,737
Werewolf Therapeutics, Inc.*	3,380	3,286
XBiotech, Inc.*	2,703	8,758
Xencor, Inc.*	5,739	61,063
XOMA Royalty Corp.*	466	9,287
Zenas Biopharma, Inc.(x)*	1,025	8,097
Zentalis Pharmaceuticals, Inc.*	8,431	13,405
Zymeworks, Inc.*	8,611	102,557

		6,849,442

Health Care Equipment & Supplies (0.7%)
AngioDynamics, Inc.*	6,439	60,462
Anteris Technologies Global Corp.*	1,214	4,419
Artivion, Inc.*	1,454	35,739
AtriCure, Inc.*	2,727	87,973
Avanos Medical, Inc.*	7,513	107,661
Beta Bionics, Inc.*	679	8,311
Bioventus, Inc., Class A*	4,198	38,412
Ceribell, Inc.*	600	11,526
Embecta Corp.	8,342	106,360
Fractyl Health, Inc.(x)*	2,221	2,643
ICU Medical, Inc.*	3,415	474,207
Inmode Ltd.*	9,309	165,142
Inogen, Inc.*	3,903	27,828
Integer Holdings Corp.*	1,570	185,276
Integra LifeSciences Holdings Corp.*	10,697	235,227
LivaNova plc*	8,154	320,289
Neogen Corp.*	35,212	305,288
Nevro Corp.*	5,387	31,460
Omnicell, Inc.*	7,353	257,061
OraSure Technologies, Inc.*	10,459	35,247
Orchestra BioMed Holdings, Inc.(x)*	1,900	8,132
Orthofix Medical, Inc.*	5,493	89,591
OrthoPediatrics Corp.*	2,695	66,378
SI-BONE, Inc.*	1,166	16,359
Surmodics, Inc.*	720	21,982
Tactile Systems Technology, Inc.*	3,841	50,778
Utah Medical Products, Inc.	385	21,575
Varex Imaging Corp.*	6,366	73,846
Zimvie, Inc.*	4,502	48,622

		2,897,794

Health Care Providers & Services (0.8%)
Accolade, Inc.*	8,155	56,922
AdaptHealth Corp., Class A*	9,033	97,918
Addus HomeCare Corp.*	1,699	168,014
Ardent Health Partners, Inc.*	1,161	15,964
Aveanna Healthcare Holdings, Inc.*	2,846	15,425
Brookdale Senior Living, Inc.*	4,201	26,298
Castle Biosciences, Inc.*	2,804	56,136
Community Health Systems, Inc.*	8,685	23,449
Concentra Group Holdings Parent, Inc.	5,314	115,314
Cross Country Healthcare, Inc.*	4,875	72,589
DocGo, Inc.(x)*	13,420	35,429
Enhabit, Inc.*	7,021	61,715
Fulgent Genetics, Inc.(x)*	3,235	54,671
GeneDx Holdings Corp., Class A*	1,809	160,214
Innovage Holding Corp.*	1,749	5,212
LifeStance Health Group, Inc.*	12,538	83,503
ModivCare, Inc.(x)*	821	1,080
Nano-X Imaging Ltd.(x)*	521	2,602
National HealthCare Corp.	2,015	186,992
NeoGenomics, Inc.*	19,091	181,174
OPKO Health, Inc.(x)*	53,119	88,178
Option Care Health, Inc.*	14,474	505,866
Owens & Minor, Inc.*	10,013	90,417
Patterson Cos., Inc.	10,346	323,209
Pediatrix Medical Group, Inc.*	13,950	202,135
Performant Healthcare, Inc.*	2,507	7,421
Quipt Home Medical Corp.*	4,796	11,175
Select Medical Holdings Corp.	5,680	94,856
Sonida Senior Living, Inc.(x)*	233	5,427
Surgery Partners, Inc.*	12,206	289,892

		3,039,197

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	8,044	23,247
Health Catalyst, Inc.*	8,942	40,507
HealthStream, Inc.	2,371	76,299
LifeMD, Inc.*	2,005	10,907
Teladoc Health, Inc.*	23,516	187,188
Waystar Holding Corp.*	4,395	164,197

		502,345

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.*	18,677	138,770
BioLife Solutions, Inc.*	516	11,785
Codexis, Inc.(x)*	11,306	30,413
Conduit Pharmaceuticals, Inc.*	50	39
CryoPort, Inc.*	984	5,983
Cytek Biosciences, Inc.*	18,930	75,909
Harvard Bioscience, Inc.*	4,285	2,425
Lifecore Biomedical, Inc.(x)*	3,941	27,745
MaxCyte, Inc.(x)*	17,325	47,297
Mesa Laboratories, Inc.	555	65,856
Nautilus Biotechnology, Inc., Class A*	7,777	6,696
OmniAb, Inc. (Earn Out Shares)(r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	11,878	28,507
Pacific Biosciences of California, Inc.(x)*	44,167	52,117
Quanterix Corp.*	4,727	30,773
Quantum-Si, Inc.(x)*	19,768	23,722
Standard BioTools, Inc.*	34,507	37,268

		585,305

Pharmaceuticals (0.6%)
Alto Neuroscience, Inc.(x)*	1,230	2,657
Alumis, Inc.(x)*	865	5,311
Amneal Pharmaceuticals, Inc.*	3,974	33,302
ANI Pharmaceuticals, Inc.*	867	58,046
Aquestive Therapeutics, Inc.(x)*	8,057	23,365
Atea Pharmaceuticals, Inc.*	13,393	40,045
BioAge Labs, Inc.*	1,571	5,907
Contineum Therapeutics, Inc., Class A*	376	2,624
CorMedix, Inc.(x)*	721	4,441
Enliven Therapeutics, Inc.(x)*	294	5,786
Esperion Therapeutics, Inc.(x)*	22,418	32,282
EyePoint Pharmaceuticals, Inc.*	5,702	30,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fulcrum Therapeutics, Inc.*	5,312	$15,298
Innoviva, Inc.*	7,975	144,587
Ligand Pharmaceuticals, Inc.*	2,874	302,172
Maze Therapeutics, Inc.*	592	6,518
MBX Biosciences, Inc.(x)*	743	5,483
Nektar Therapeutics*	26,452	17,987
Nuvation Bio, Inc.(x)*	28,317	49,838
Omeros Corp.(x)*	6,080	49,978
Pacira BioSciences, Inc.*	6,854	170,322
Phathom Pharmaceuticals, Inc.(x)*	4,920	30,848
Phibro Animal Health Corp., Class A	2,399	51,243
Pliant Therapeutics, Inc.*	9,245	12,481
Prestige Consumer Healthcare, Inc.*	7,881	677,530
Rapport Therapeutics, Inc.*	1,206	12,096
Scilex Holding Co.(r)(x)*	8,559	1,595
Septerna, Inc.(x)*	1,252	7,249
SIGA Technologies, Inc.*	1,760	9,645
Supernus Pharmaceuticals, Inc.*	7,565	247,754
Telomir Pharmaceuticals, Inc.(x)*	1,316	4,251
Terns Pharmaceuticals, Inc.*	10,547	29,110
Theravance Biopharma, Inc.*	6,122	54,669
Third Harmonic Bio, Inc.*	3,281	11,385
Trevi Therapeutics, Inc.*	4,648	29,236
Ventyx Biosciences, Inc.*	8,946	10,288
Veru, Inc.(x)*	6,604	3,237
WaVe Life Sciences Ltd.*	2,202	17,792
Zevra Therapeutics, Inc.(x)*	3,983	29,833

		2,247,096

Total Health Care		16,121,179

Industrials (14.0%)
Aerospace & Defense (0.5%)
AAR Corp.*	4,463	249,883
AerSale Corp.*	4,790	35,877
Archer Aviation, Inc., Class A*	2,940	20,904
Astronics Corp.*	4,769	115,267
Ducommun, Inc.*	2,165	125,635
Intuitive Machines, Inc.*	6,472	48,216
Kratos Defense & Security Solutions, Inc.*	13,137	390,038
Mercury Systems, Inc.*	8,281	356,828
National Presto Industries, Inc.	786	69,097
Park Aerospace Corp.	1,489	20,027
Redwire Corp.(x)*	2,787	23,104
Triumph Group, Inc.*	11,820	299,519
V2X, Inc.*	2,637	129,345
Virgin Galactic Holdings, Inc.(x)*	3,927	11,899

		1,895,639

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,113	182,056
Forward Air Corp.(x)*	4,074	81,847
Hub Group, Inc., Class A	9,691	360,214
Radiant Logistics, Inc.*	4,987	30,670

		654,787

Building Products (0.5%)
American Woodmark Corp.*	2,262	133,073
Apogee Enterprises, Inc.	2,417	111,980
AZZ, Inc.	795	66,470
Caesarstone Ltd.(x)*	2,974	7,227
Gibraltar Industries, Inc.*	2,574	150,991
Insteel Industries, Inc.	1,526	40,134
JELD-WEN Holding, Inc.*	8,851	52,840
Masterbrand, Inc.*	20,423	266,724
Quanex Building Products Corp.	7,599	141,265
Resideo Technologies, Inc.*	23,675	419,048
UFP Industries, Inc.	4,187	448,176
Zurn Elkay Water Solutions Corp.	1,174	38,719

		1,876,647

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	10,025	474,784
ACCO Brands Corp.	14,278	59,825
Bridger Aerospace Group Holdings, Inc.(x)*	1,319	1,490
BrightView Holdings, Inc.*	9,574	122,930
Cimpress plc*	873	39,486
Civeo Corp.	191,300	4,399,900
CoreCivic, Inc.*	17,578	356,658
Deluxe Corp.	7,149	113,026
Ennis, Inc.	3,636	73,047
Enviri Corp.*	12,361	82,201
GEO Group, Inc. (The)*	20,276	592,262
Healthcare Services Group, Inc.*	12,034	121,303
HNI Corp.	4,125	182,944
Interface, Inc., Class A	8,430	167,251
Matthews International Corp., Class A	4,860	108,086
MillerKnoll, Inc.	11,055	211,593
NL Industries, Inc.	958	7,568
OPENLANE, Inc.*	106,036	2,044,374
Pitney Bowes, Inc.	12,931	117,025
Quad/Graphics, Inc.	1,973	10,753
RB Global, Inc.	30,696	3,078,809
Steelcase, Inc., Class A	15,227	166,888
UniFirst Corp.	2,396	416,904
Virco Mfg. Corp.(x)	1,445	13,670
VSE Corp.	2,352	282,216

		13,244,993

Construction & Engineering (0.3%)
Ameresco, Inc., Class A*	3,404	41,120
Arcosa, Inc.	7,759	598,374
Concrete Pumping Holdings, Inc.	3,274	17,876
Fluor Corp.*	2,373	85,001
Granite Construction, Inc.	1,324	99,830
Great Lakes Dredge & Dock Corp.*	10,349	90,036
Matrix Service Co.*	4,423	54,978
Northwest Pipe Co.*	1,293	53,401
Orion Group Holdings, Inc.*	4,832	25,271
Primoris Services Corp.	686	39,383
Southland Holdings, Inc.(x)*	1,774	5,304
Tutor Perini Corp.*	7,003	162,330

		1,272,904

Electrical Equipment (0.3%)
Allient, Inc.	2,089	45,916
Blink Charging Co.(x)*	8,045	7,383
Bloom Energy Corp., Class A(x)*	2,863	56,287
ChargePoint Holdings, Inc.(x)*	25,611	15,495
Energy Vault Holdings, Inc.(x)*	15,210	10,577
EnerSys	539	49,362
FuelCell Energy, Inc.(x)*	3,655	16,776
GrafTech International Ltd.(x)*	4,027	3,521
Hyliion Holdings Corp.(x)*	22,146	31,004
LSI Industries, Inc.	1,204	20,468
NANO Nuclear Energy, Inc.(x)*	3,288	87,000
Net Power, Inc.(x)*	3,053	8,029
NEXTracker, Inc., Class A*	5,940	250,312
Plug Power, Inc.(x)*	119,253	160,992
Preformed Line Products Co.	323	45,249
SES AI Corp.(x)*	17,621	9,175
SolarMax Technology, Inc.(x)*	4,302	5,162
Stem, Inc.(x)*	21,159	7,412
Sunrun, Inc.(x)*	35,298	206,846
T1 Energy, Inc.(x)*	16,510	20,803
Thermon Group Holdings, Inc.*	4,640	129,224
TPI Composites, Inc.(x)*	6,842	5,515
Ultralife Corp.*	1,283	6,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vicor Corp.*	1,602	$74,942

		1,274,352

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	2,218	49,240
FTAI Infrastructure, Inc.	15,720	71,212
Heartland Express, Inc.	4,006	36,935
Hertz Global Holdings, Inc.(x)*	19,882	78,335
Marten Transport Ltd.	7,102	97,439
PAMT Corp.*	820	9,955
Proficient Auto Logistics, Inc.(x)*	2,357	19,728
Universal Logistics Holdings, Inc.	668	17,528
Werner Enterprises, Inc.	8,633	252,947

		633,319

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	4,252	113,188

Machinery (2.6%)
3D Systems Corp.*	20,952	44,418
Albany International Corp., Class A	3,746	258,624
Astec Industries, Inc.	3,659	126,053
Columbus McKinnon Corp.	4,473	75,728
Commercial Vehicle Group, Inc.*	5,447	6,264
Douglas Dynamics, Inc.	480	11,150
Eastern Co. (The)	737	18,661
Enpro, Inc.	3,013	487,473
ESCO Technologies, Inc.	2,088	332,243
Gencor Industries, Inc.*	1,552	18,872
Greenbrier Cos., Inc. (The)	4,980	255,076
Helios Technologies, Inc.	1,666	53,462
Hillenbrand, Inc.	7,409	178,853
Hillman Solutions Corp.*	26,265	230,869
Hyster-Yale, Inc.	788	32,734
JBT Marel Corp.	6,965	851,123
Kennametal, Inc.	12,505	266,356
L B Foster Co., Class A*	1,340	26,371
Lindsay Corp.	848	107,289
Luxfer Holdings plc	4,062	48,175
Manitowoc Co., Inc. (The)*	5,525	47,460
Mayville Engineering Co., Inc.*	1,957	26,282
Miller Industries, Inc.	1,716	72,707
Mueller Industries, Inc.	1,321	100,581
NN, Inc.*	6,814	15,400
Oshkosh Corp.	59,000	5,550,720
Park-Ohio Holdings Corp.	1,275	27,540
Proto Labs, Inc.*	3,952	138,478
REV Group, Inc.	1,763	55,711
Shyft Group, Inc. (The)	5,109	41,332
Standex International Corp.	441	71,173
Tennant Co.	1,708	136,213
Terex Corp.	10,846	409,762
Titan International, Inc.*	8,340	69,973
Trinity Industries, Inc.	1,221	34,261
Twin Disc, Inc.	1,575	11,923
Wabash National Corp.	6,816	75,317
Worthington Enterprises, Inc.	558	27,950

		10,342,577

Marine Transportation (2.5%)
Clarkson plc	114,100	5,018,584
Costamare, Inc.	6,255	61,549
Genco Shipping & Trading Ltd.	6,647	88,804
Golden Ocean Group Ltd.(x)	19,399	154,804
Matson, Inc.	5,225	669,688
Pangaea Logistics Solutions Ltd.	5,721	27,232
Safe Bulkers, Inc.	9,800	36,162
Stolt-Nielsen Ltd.	168,400	3,929,606

		9,986,429

Passenger Airlines (0.2%)
Allegiant Travel Co.	2,527	130,519
Blade Air Mobility, Inc.*	9,141	24,955
JetBlue Airways Corp.*	50,254	242,224
SkyWest, Inc.*	6,324	552,528
Sun Country Airlines Holdings, Inc.*	3,358	41,371

		991,597

Professional Services (2.6%)
Alight, Inc., Class A	68,339	405,250
Asure Software, Inc.*	4,046	38,639
Barrett Business Services, Inc.	462	19,011
BlackSky Technology, Inc., Class A(x)*	3,934	30,410
Booz Allen Hamilton Holding Corp.	6,400	669,312
CACI International, Inc., Class A*	12,000	4,403,040
Conduent, Inc.*	26,249	70,872
CRA International, Inc.	3,700	640,840
DLH Holdings Corp.(x)*	675	2,734
First Advantage Corp.*	3,988	56,191
Forrester Research, Inc.*	1,719	15,884
Heidrick & Struggles International, Inc.	3,318	142,110
IBEX Holdings Ltd.*	1,307	31,826
Kelly Services, Inc., Class A	4,995	65,784
Korn Ferry	8,277	561,429
Mistras Group, Inc.*	3,241	34,290
NV5 Global, Inc.*	7,494	144,409
Planet Labs PBC*	35,547	120,149
Resolute Holdings Management, Inc.(x)*	41	1,285
Resources Connection, Inc.	5,355	35,022
Science Applications International Corp.	24,000	2,694,480
TrueBlue, Inc.*	4,481	23,794
TTEC Holdings, Inc.	3,015	9,919
Willdan Group, Inc.*	2,000	81,440

		10,298,120

Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc.*	649	80,281
BlueLinx Holdings, Inc.*	1,310	98,224
Boise Cascade Co.	3,256	319,381
Custom Truck One Source, Inc.(x)*	2,300	9,706
Distribution Solutions Group, Inc.*	203	5,684
DNOW, Inc.*	16,731	285,766
DXP Enterprises, Inc.*	1,782	146,587
EVI Industries, Inc.	194	3,255
GATX Corp.	5,689	883,331
GMS, Inc.*	695	50,853
H&E Equipment Services, Inc.	421	39,907
Hudson Technologies, Inc.*	5,522	34,071
MRC Global, Inc.*	13,652	156,725
Rush Enterprises, Inc., Class A	10,003	534,260
Rush Enterprises, Inc., Class B	1,231	69,576
Titan Machinery, Inc.(x)*	3,491	59,487
Willis Lease Finance Corp.	465	73,456

		2,850,550

Transportation Infrastructure (0.1%)
Braemar plc(x)	142,400	423,074

Total Industrials		55,858,176

Information Technology (2.9%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	12,938	112,819
Applied Optoelectronics, Inc.(x)*	6,941	106,544
Aviat Networks, Inc.*	1,668	31,976
Calix, Inc.*	2,611	92,534
Clearfield, Inc.*	2,038	60,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CommScope Holding Co., Inc.*	34,054	$180,827
Digi International, Inc.*	5,778	160,802
Extreme Networks, Inc.*	9,630	127,405
NETGEAR, Inc.*	4,580	112,027
NetScout Systems, Inc.*	11,371	238,905
Ribbon Communications, Inc.*	15,289	59,933
Viasat, Inc.*	20,079	209,223
Viavi Solutions, Inc.*	35,445	396,629

		1,890,193

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc.(x)*	3,483	15,604
Aeva Technologies, Inc.(x)*	2,999	20,993
Bel Fuse, Inc., Class A	313	22,555
Bel Fuse, Inc., Class B	1,626	121,722
Belden, Inc.	3,007	301,452
Benchmark Electronics, Inc.	5,694	216,543
CTS Corp.	999	41,508
Daktronics, Inc.*	5,497	66,953
ePlus, Inc.*	1,424	86,907
FARO Technologies, Inc.*	3,152	86,050
Itron, Inc.*	685	71,761
Kimball Electronics, Inc.*	3,811	62,691
Knowles Corp.*	13,949	212,025
Methode Electronics, Inc.	5,658	36,098
MicroVision, Inc.(x)*	14,267	17,691
Mirion Technologies, Inc., Class A*	28,612	414,874
nLight, Inc.*	6,828	53,054
OSI Systems, Inc.*	138	26,819
Ouster, Inc.*	6,095	54,733
PAR Technology Corp.(x)*	317	19,445
PC Connection, Inc.	1,853	115,664
Plexus Corp.*	3,005	385,031
Powerfleet, Inc.*	15,987	87,769
Richardson Electronics Ltd.	1,820	20,311
Rogers Corp.*	2,955	199,551
Sanmina Corp.*	8,627	657,205
ScanSource, Inc.*	3,852	131,006
SmartRent, Inc., Class A*	29,227	35,365
TTM Technologies, Inc.*	16,246	333,205
Vishay Intertechnology, Inc.	19,977	317,634
Vishay Precision Group, Inc.*	1,961	47,240

		4,279,459

IT Services (0.1%)
Applied Digital Corp.(x)*	9,456	53,143
ASGN, Inc.*	5,426	341,946
BigBear.ai Holdings, Inc.(x)*	4,202	12,018
Fastly, Inc., Class A*	4,005	25,352
Grid Dynamics Holdings, Inc.*	2,629	41,144
Hackett Group, Inc. (The)	264	7,714
Information Services Group, Inc.	5,405	21,134
Rackspace Technology, Inc.*	9,900	16,731
Unisys Corp.*	10,731	49,255

		568,437

Semiconductors & Semiconductor Equipment (0.5%)
ACM Research, Inc., Class A*	2,590	60,451
Alpha & Omega Semiconductor Ltd.*	3,759	93,449
Ambarella, Inc.*	2,957	148,826
CEVA, Inc.*	616	15,776
Cohu, Inc.*	7,488	110,148
Diodes, Inc.*	6,506	280,864
Everspin Technologies, Inc.(x)*	913	4,656
Ichor Holdings Ltd.*	3,660	82,753
indie Semiconductor, Inc., Class A(x)*	18,333	37,308
MaxLinear, Inc., Class A*	658	7,146
Navitas Semiconductor Corp., Class A(x)*	18,195	37,300
Penguin Solutions, Inc.*	8,519	147,975
Photronics, Inc.*	6,640	137,846
Rigetti Computing, Inc.(x)*	30,185	239,065
Synaptics, Inc.*	5,881	374,737
Veeco Instruments, Inc.*	1,356	27,228

		1,805,528

Software (0.6%)
Adeia, Inc.	2,671	35,311
Aurora Innovation, Inc., Class A(x)*	71,182	478,699
Bit Digital, Inc.(x)*	19,105	38,592
Cerence, Inc.*	7,080	55,932
Cipher Mining, Inc.*	10,655	24,506
Commvault Systems, Inc.*	472	74,463
Consensus Cloud Solutions, Inc.*	2,940	67,855
Core Scientific, Inc.(x)*	6,086	44,063
CS Disco, Inc.*	1,847	7,554
Daily Journal Corp.*	60	23,862
Digimarc Corp.(x)*	171	2,192
Digital Turbine, Inc.*	16,112	43,744
D-Wave Quantum, Inc.(x)*	13,339	101,376
E2open Parent Holdings, Inc.*	33,174	66,348
EverCommerce, Inc.*	772	7,782
Hut 8 Corp.(x)*	13,180	153,152
I3 Verticals, Inc., Class A*	3,529	87,060
Life360, Inc.*	350	13,436
Logility Supply Chain Solutions, Inc.	5,130	73,154
MARA Holdings, Inc.(x)*	9,975	114,713
Meridianlink, Inc.*	2,103	38,969
NCR Voyix Corp.*	3,069	29,923
Olo, Inc., Class A*	9,358	56,522
ON24, Inc.*	4,602	23,930
OneSpan, Inc.	823	12,551
Ooma, Inc.*	3,673	48,080
Pagaya Technologies Ltd., Class A(x)*	5,839	61,193
Rimini Street, Inc.*	6,759	23,521
Riot Platforms, Inc.(x)*	43,234	307,826
Roadzen, Inc.(x)*	7,571	7,874
Silvaco Group, Inc.(x)*	399	1,819
SolarWinds Corp.	8,838	162,884
Telos Corp.*	8,529	20,299
Terawulf, Inc.(x)*	3,248	8,867
Verint Systems, Inc.*	9,933	177,304
Xperi, Inc.*	7,540	58,209

		2,553,565

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A(x)	502	5,457
Corsair Gaming, Inc.*	5,608	49,687
Diebold Nixdorf, Inc.*	4,119	180,083
Eastman Kodak Co.*	10,219	64,584
Immersion Corp.	4,764	36,111
Turtle Beach Corp.*	1,121	15,996
Xerox Holdings Corp.(x)	19,342	93,422

		445,340

Total Information Technology		11,542,522

Materials (4.4%)
Chemicals (0.7%)
AdvanSix, Inc.	4,126	93,454
American Vanguard Corp.	3,896	17,142
Arq, Inc.*	4,198	17,506
Aspen Aerogels, Inc.*	7,610	48,628
Avient Corp.	14,567	541,310
Core Molding Technologies, Inc.*	1,200	18,240
Ecovyst, Inc.*	18,541	114,954
HB Fuller Co.	6,333	355,408
Innospec, Inc.	575	54,481
Intrepid Potash, Inc.*	1,686	49,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Koppers Holdings, Inc.	3,202	$89,656
Kronos Worldwide, Inc.	3,453	25,828
LSB Industries, Inc.*	8,289	54,624
Mativ Holdings, Inc.	8,642	53,840
Minerals Technologies, Inc.	5,123	325,669
Perimeter Solutions, Inc.*	21,690	218,418
PureCycle Technologies, Inc.(x)*	16,056	111,108
Rayonier Advanced Materials, Inc.*	10,362	59,581
Sensient Technologies Corp.	313	23,297
Stepan Co.	3,142	172,936
Tronox Holdings plc	19,151	134,823
Valhi, Inc.	375	6,094

		2,586,549

Containers & Packaging (0.2%)
Greif, Inc., Class A	4,251	233,763
Greif, Inc., Class B	662	39,243
O-I Glass, Inc.*	24,786	284,295
Pactiv Evergreen, Inc.	5,799	104,440
Ranpak Holdings Corp., Class A*	6,995	37,913
TriMas Corp.	6,408	150,140

		849,794

Metals & Mining (3.4%)
Caledonia Mining Corp. plc	2,511	31,362
Coeur Mining, Inc.*	99,828	590,982
Commercial Metals Co.	18,173	836,140
Compass Minerals International, Inc.*	5,630	52,303
Contango ORE, Inc.(x)*	920	9,393
Dakota Gold Corp.*	3,972	10,526
Hecla Mining Co.	94,845	527,338
i-80 Gold Corp.*	47,242	27,485
Kaiser Aluminum Corp.	124	7,517
Lifezone Metals Ltd.(x)*	5,287	22,100
MAC Copper Ltd.*	6,063	57,841
Materion Corp.	178	14,525
Mesabi Trust	170,000	4,624,000
Metallus, Inc.*	6,769	90,434
Novagold Resources, Inc.*	39,785	116,172
Olympic Steel, Inc.	1,639	51,661
Piedmont Lithium, Inc.(x)*	1,821	11,472
Radius Recycling, Inc.	4,085	117,975
Ryerson Holding Corp.	4,290	98,498
Sandstorm Gold Ltd.	695,400	5,250,270
SSR Mining, Inc.*	32,602	326,998
SunCoke Energy, Inc.	13,619	125,295
Tredegar Corp.*	4,338	33,403
Warrior Met Coal, Inc.	8,345	398,223
Wheaton Precious Metals Corp.(x)	2,000	155,260
Worthington Steel, Inc.	5,346	135,414

		13,722,587

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,592	65,759
Sylvamo Corp.	4,406	295,510

		361,269

Total Materials		17,520,199

Real Estate (11.9%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	11,754	202,521
Alpine Income Property Trust, Inc. (REIT)	2,212	36,985
American Assets Trust, Inc. (REIT)	8,022	161,563
Armada Hoffler Properties, Inc. (REIT)	11,805	88,656
Broadstone Net Lease, Inc. (REIT)	30,499	519,703
CTO Realty Growth, Inc. (REIT)	4,601	88,845
Empire State Realty Trust, Inc. (REIT), Class A	22,554	176,372
Essential Properties Realty Trust, Inc. (REIT)	28,165	919,306
Gladstone Commercial Corp. (REIT)	5,687	85,191
Global Net Lease, Inc. (REIT)	31,696	254,836
NexPoint Diversified Real Estate Trust (REIT)	4,829	18,495
One Liberty Properties, Inc. (REIT)	2,746	72,137

		2,624,610

Health Care REITs (0.8%)
American Healthcare REIT, Inc. (REIT)	24,323	736,987
CareTrust REIT, Inc. (REIT)	27,597	788,722
Community Healthcare Trust, Inc. (REIT)	3,996	72,567
Diversified Healthcare Trust (REIT)	34,278	82,267
Global Medical REIT, Inc. (REIT)	9,277	81,174
LTC Properties, Inc. (REIT)	7,200	255,240
National Health Investors, Inc. (REIT)	6,980	515,543
Sabra Health Care REIT, Inc. (REIT)	37,982	663,546
Universal Health Realty Income Trust (REIT)	326	13,353

		3,209,399

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	37,489	483,983
Braemar Hotels & Resorts, Inc. (REIT)	9,731	24,230
Chatham Lodging Trust (REIT)	7,970	56,826
DiamondRock Hospitality Co. (REIT)	33,782	260,797
Pebblebrook Hotel Trust (REIT)	18,928	191,741
RLJ Lodging Trust (REIT)	24,860	196,145
Service Properties Trust (REIT)	27,545	71,892
Summit Hotel Properties, Inc. (REIT)	16,653	90,093
Sunstone Hotel Investors, Inc. (REIT)	32,664	307,368
Xenia Hotels & Resorts, Inc. (REIT)	16,935	199,156

		1,882,231

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	9,661	33,234
Innovative Industrial Properties, Inc. (REIT)	4,559	246,596
LXP Industrial Trust (REIT)	46,260	400,149
Plymouth Industrial REIT, Inc. (REIT)	6,719	109,520
Terreno Realty Corp. (REIT)	15,732	994,577

		1,784,076

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	27,836	124,149
City Office REIT, Inc. (REIT)	5,945	30,855
COPT Defense Properties (REIT)	18,061	492,523
Douglas Emmett, Inc. (REIT)	21,886	350,176
Easterly Government Properties, Inc. (REIT), Class A	15,705	166,473
Franklin Street Properties Corp. (REIT)	16,969	30,205
Hudson Pacific Properties, Inc. (REIT)	23,085	68,101
JBG SMITH Properties (REIT)(x)	13,411	216,051
NET Lease Office Properties (REIT)*	2,401	75,343
Orion Properties, Inc. (REIT)(x)	8,506	18,203
Paramount Group, Inc. (REIT)	29,014	124,760
Peakstone Realty Trust (REIT)	6,107	76,948
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,751	145,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Postal Realty Trust, Inc. (REIT), Class A	1,470	$20,992
SL Green Realty Corp. (REIT)	11,450	660,665

		2,601,009

Real Estate Management & Development (6.6%)
American Realty Investors, Inc.(x)*	237	2,595
Anywhere Real Estate, Inc.*	16,539	55,075
Cushman & Wakefield plc*	23,222	237,329
DREAM Unlimited Corp., Class A	206,300	2,853,954
Forestar Group, Inc.*	2,677	56,592
FRP Holdings, Inc.*	1,972	56,340
Howard Hughes Holdings, Inc.*	32,200	2,385,376
Kennedy-Wilson Holdings, Inc.	19,126	166,014
Landbridge Co. LLC, Class A	258,400	18,589,296
Marcus & Millichap, Inc.	4,106	141,452
Newmark Group, Inc., Class A	21,484	261,460
Offerpad Solutions, Inc.(x)*	1,447	2,402
Opendoor Technologies, Inc.(x)*	100,069	102,070
RE/MAX Holdings, Inc., Class A*	3,332	27,889
RMR Group, Inc. (The), Class A	2,996	49,883
Seaport Entertainment Group, Inc.(x)*	3,877	83,239
Star Holdings*	2,207	18,782
Stratus Properties, Inc.*	806	14,307
Tejon Ranch Co.*	67,967	1,077,277
Transcontinental Realty Investors, Inc.*	193	5,394

		26,186,726

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A	11,667	102,670
BRT Apartments Corp. (REIT)	1,862	31,654
Centerspace (REIT)	2,699	174,760
Elme Communities (REIT)	13,951	242,748
Equity LifeStyle Properties, Inc. (REIT)	13,700	913,790
Independence Realty Trust, Inc. (REIT)	35,992	764,110
NexPoint Residential Trust, Inc. (REIT)	3,542	140,015
UMH Properties, Inc. (REIT)	9,939	185,859
Veris Residential, Inc. (REIT)	12,629	213,683

		2,769,289

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	19,043	398,951
CBL & Associates Properties, Inc. (REIT)	1,115	29,637
Curbline Properties Corp. (REIT)	15,284	369,720
FrontView REIT, Inc. (REIT)(x)	2,251	28,790
Getty Realty Corp. (REIT)	8,123	253,275
InvenTrust Properties Corp. (REIT)	12,755	374,614
Kite Realty Group Trust (REIT)	34,890	780,489
Macerich Co. (The) (REIT)	39,935	685,684
NETSTREIT Corp. (REIT)(x)	10,187	161,464
Phillips Edison & Co., Inc. (REIT)	16,714	609,894
Saul Centers, Inc. (REIT)	164	5,915
SITE Centers Corp. (REIT)	7,715	99,061
Tanger, Inc. (REIT)	10,395	351,247
Urban Edge Properties (REIT)	20,629	391,951
Whitestone REIT (REIT)	7,963	116,021

		4,656,713

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	7,028	78,362
Four Corners Property Trust, Inc. (REIT)	15,654	449,270
Gladstone Land Corp. (REIT)	5,057	53,200
Outfront Media, Inc. (REIT)	14,546	234,772
PotlatchDeltic Corp. (REIT)	12,644	570,497
Safehold, Inc. (REIT)	8,424	157,697
Uniti Group, Inc. (REIT)	39,295	198,047

		1,741,845

Total Real Estate		47,455,898

Utilities (4.4%)
Electric Utilities (2.3%)
ALLETE, Inc.	9,371	615,675
Genie Energy Ltd., Class B	995	14,975
Hawaiian Electric Industries, Inc.*	581,999	6,372,889
MGE Energy, Inc.	3,392	315,320
Otter Tail Corp.	3,700	297,369
Portland General Electric Co.	16,598	740,271
TXNM Energy, Inc.	14,379	768,989

		9,125,488

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	19,199	694,812
Chesapeake Utilities Corp.	3,583	460,165
New Jersey Resources Corp.	15,807	775,491
Northwest Natural Holding Co.	6,398	273,323
ONE Gas, Inc.	9,020	681,822
RGC Resources, Inc.	1,254	26,171
Rubis SCA	10,000	281,570
Southwest Gas Holdings, Inc.	9,776	701,917
Spire, Inc.	9,077	710,275

		4,605,546

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	12,466	61,706
Ormat Technologies, Inc.	9,253	654,835
Sunnova Energy International, Inc.(x)*	17,639	6,562

		723,103

Multi-Utilities (0.5%)
Avista Corp.	12,570	526,306
Black Hills Corp.	11,485	696,565
Northwestern Energy Group, Inc.	9,891	572,392
Unitil Corp.	2,432	140,302

		1,935,565

Water Utilities (0.3%)
American States Water Co.	2,673	210,312
California Water Service Group	7,036	340,964
Consolidated Water Co. Ltd.	1,793	43,911
Middlesex Water Co.	2,357	151,084
Pure Cycle Corp.*	2,954	30,928
SJW Group	5,357	292,974
York Water Co. (The)	1,651	57,257

		1,127,430

Total Utilities		17,517,132

Total Common Stocks (97.0%) (Cost $271,527,561)		386,644,669

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR(r)*	237	—
Chinook Therapeutics, Inc., CVR*	6,337	3,168
Icosavax, Inc., CVR*	3,924	1,177
Inhibrx, Inc., CVR(r)*	1,653	803

Total Rights (0.0%)† (Cost $3,568)		5,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	168	$428

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,238,758	2,238,758
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	8,811,288	8,813,931
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		14,052,689

Total Short-Term Investments (3.5%) (Cost $14,053,712)		14,052,689

Total Investments in Securities (100.5%) (Cost $285,584,841)		400,702,934
Other Assets Less Liabilities (-0.5%)		(1,817,810)

Net Assets (100%)		$398,885,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $177,882 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $9,944,573. This was collateralized by $5,335,286 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $5,238,758 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	57,400	2,055,570	—	(92,303)	13,579	222,722	2,199,568	—	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	13	6/2025	USD	1,317,615	(1,959)

					(1,959)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,704,577	$765,910	$—	$15,470,487
Consumer Discretionary	52,132,795	—	—	52,132,795
Consumer Staples	13,893,589	—	—	13,893,589
Energy	71,733,552	—	—	71,733,552
Financials	67,369,729	29,411	—	67,399,140
Health Care	16,119,584	—	1,595	16,121,179
Industrials	46,486,912	9,371,264	—	55,858,176
Information Technology	11,542,522	—	—	11,542,522
Materials	17,520,199	—	—	17,520,199
Real Estate	47,455,898	—	—	47,455,898
Utilities	17,235,562	281,570	—	17,517,132
Rights
Health Care	—	4,345	803	5,148
Short-Term Investments
Investment Companies	14,052,689	—	—	14,052,689
Warrants
Health Care	—	428	—	428

Total Assets	$390,247,608	$10,452,928	$2,398	$400,702,934

Liabilities:
Futures	$(1,959)	$—	$—	$(1,959)

Total Liabilities	$(1,959)	$—	$—	$(1,959)

Total	$390,245,649	$10,452,928	$2,398	$400,700,975

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,606,457
Aggregate gross unrealized depreciation	(47,428,773)

Net unrealized appreciation	$112,177,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$288,523,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	29,767	$841,811
Deutsche Telekom AG (Registered)	19,166	709,182
Koninklijke KPN NV	187,684	794,926
Nippon Telegraph & Telephone Corp.	582,500	561,956
Quebecor, Inc., Class B	20,600	519,778
Singapore Telecommunications Ltd.	263,000	667,619
Telstra Group Ltd.	184,009	484,057
Verizon Communications, Inc.	42,552	1,930,159

		6,509,488

Entertainment (0.3%)
Electronic Arts, Inc.	7,410	1,070,893

Interactive Media & Services (3.4%)
Alphabet, Inc., Class A	52,742	8,156,023
Meta Platforms, Inc., Class A	6,950	4,005,702

		12,161,725

Media (0.4%)
Comcast Corp., Class A	40,486	1,493,933

Wireless Telecommunication Services (0.9%)
KDDI Corp.	40,800	641,827
SoftBank Corp.	707,000	982,324
T-Mobile US, Inc.	6,053	1,614,396

		3,238,547

Total Communication Services		24,474,586

Consumer Discretionary (9.3%)
Automobile Components (0.2%)
Bridgestone Corp.	17,400	695,466

Automobiles (0.6%)
Tesla, Inc.*	8,236	2,134,442

Broadline Retail (2.6%)
Amazon.com, Inc.*	35,494	6,753,088
Dollarama, Inc.	14,022	1,499,396
Wesfarmers Ltd.	22,284	1,002,679

		9,255,163

Hotels, Restaurants & Leisure (2.5%)
Aristocrat Leisure Ltd.	17,514	702,034
Booking Holdings, Inc.	311	1,432,749
Chipotle Mexican Grill, Inc.*	15,000	753,150
McDonald’s Corp.	12,550	3,920,244
Restaurant Brands International, Inc.	6,100	406,638
Starbucks Corp.	4,315	423,258
Yum! Brands, Inc.	7,917	1,245,819

		8,883,892

Household Durables (0.1%)
Garmin Ltd.	2,062	447,722

Specialty Retail (2.8%)
AutoZone, Inc.*	342	1,303,971
Fast Retailing Co. Ltd.	1,400	411,254
Home Depot, Inc. (The)	9,600	3,518,304
Lowe’s Cos., Inc.	6,600	1,539,318
O’Reilly Automotive, Inc.*	904	1,295,052
TJX Cos., Inc. (The)	12,200	1,485,960
Tractor Supply Co.	8,000	440,800

		9,994,659

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,710	635,001
NIKE, Inc., Class B	13,944	885,165

		1,520,166

Total Consumer Discretionary		32,931,510

Consumer Staples (12.1%)
Beverages (2.5%)
Coca-Cola Co. (The)	42,234	3,024,799
Diageo plc	33,069	860,532
Keurig Dr Pepper, Inc.	28,287	967,981
Monster Beverage Corp.*	8,200	479,864
PepsiCo, Inc.	24,774	3,714,613

		9,047,789

Consumer Staples Distribution & Retail (3.5%)
Coles Group Ltd.	35,880	437,855
Costco Wholesale Corp.	4,378	4,140,625
Empire Co. Ltd., Class A	17,221	577,404
George Weston Ltd.	3,500	596,682
Koninklijke Ahold Delhaize NV	31,924	1,192,991
Kroger Co. (The)	8,100	548,289
Loblaw Cos. Ltd.	4,700	658,630
Metro, Inc., Class A	7,900	549,358
Sysco Corp.	5,721	429,304
Tesco plc	105,597	453,274
Walmart, Inc.	25,255	2,217,136
Woolworths Group Ltd.	24,133	445,599

		12,247,147

Food Products (1.8%)
Chocoladefabriken Lindt & Spruengli AG	32	431,875
Danone SA	9,011	690,236
General Mills, Inc.	28,093	1,679,681
Hershey Co. (The)	4,900	838,047
Kraft Heinz Co. (The)	16,670	507,268
McCormick & Co., Inc. (Non- Voting)	5,516	454,022
Nestle SA (Registered)	9,940	1,003,775
Orkla ASA	62,988	690,307

		6,295,211

Household Products (3.3%)
Church & Dwight Co., Inc.	8,122	894,151
Clorox Co. (The)	2,696	396,986
Colgate-Palmolive Co.	30,113	2,821,588
Henkel AG & Co. KGaA (Preference)(q)	11,807	938,113
Kimberly-Clark Corp.	10,800	1,535,976
Procter & Gamble Co. (The)	30,148	5,137,822

		11,724,636

Personal Care Products (1.0%)
Beiersdorf AG	3,314	427,861
Kao Corp.	22,500	971,015
L’Oreal SA	2,805	1,039,880
Unilever plc (Cboe Europe)	8,484	504,923
Unilever plc (London Stock Exchange)	10,307	613,779

		3,557,458

Total Consumer Staples		42,872,241

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.	2,843	657,870
EOG Resources, Inc.	6,136	786,881
Equinor ASA	34,266	907,565
Total Energies SE	10,877	701,679

Total Energy		3,053,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (20.3%)
Banks (4.3%)
Bank of Montreal	4,363	$416,638
Bank of Nova Scotia (The)(x)	34,377	1,629,924
Canadian Imperial Bank of Commerce(x)	13,600	765,033
Commonwealth Bank of Australia	4,842	456,642
DBS Group Holdings Ltd.	33,660	1,157,619
DNB Bank ASA	29,838	781,352
Intesa Sanpaolo SpA	103,449	529,543
JPMorgan Chase & Co.	7,628	1,871,148
National Bank of Canada(x)	8,646	713,586
Nordea Bank Abp (Aquis Stock Exchange)	37,103	472,206
Nordea Bank Abp (Turquoise Stock Exchange)	33,032	419,645
Oversea-Chinese Banking Corp. Ltd.	76,900	985,857
Royal Bank of Canada	30,375	3,421,554
United Overseas Bank Ltd.	19,800	558,668
Wells Fargo & Co.	15,002	1,076,994

		15,256,409

Capital Markets (4.0%)
Ameriprise Financial, Inc.	1,000	484,110
ASX Ltd.	10,412	423,797
Bank of New York Mellon Corp. (The)	12,800	1,073,536
Cboe Global Markets, Inc.	6,955	1,573,847
CME Group, Inc.	9,937	2,636,187
Deutsche Boerse AG	6,178	1,817,702
FactSet Research Systems, Inc.	900	409,176
Intercontinental Exchange, Inc.	11,062	1,908,195
Moody’s Corp.	1,000	465,690
Nasdaq, Inc.	13,500	1,024,110
S&P Global, Inc.	3,052	1,550,721
TMX Group Ltd.	15,500	565,908

		13,932,979

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	3,978	2,118,603
Fiserv, Inc.*	8,100	1,788,723
Jack Henry & Associates, Inc.	2,600	474,760
Mastercard, Inc., Class A	5,435	2,979,032
Visa, Inc., Class A	13,555	4,750,486

		12,111,604

Insurance (8.6%)
Aflac, Inc.	16,100	1,790,159
Allianz SE (Registered)	3,961	1,508,055
Allstate Corp. (The)	3,247	672,356
Aon plc, Class A	2,792	1,114,259
Chubb Ltd.	4,700	1,419,353
Generali	31,746	1,111,507
Gjensidige Forsikring ASA	24,351	559,665
Great-West Lifeco, Inc.	17,443	683,393
Hannover Rueck SE	2,335	693,572
Hartford Insurance Group, Inc. (The)	11,900	1,472,387
Intact Financial Corp.	5,700	1,164,558
Loews Corp.	12,300	1,130,493
Manulife Financial Corp.	15,852	493,939
Marsh & McLennan Cos., Inc.	12,400	3,025,972
Medibank Pvt Ltd.	185,639	515,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,380	869,054
Poste Italiane SpA(m)	33,001	586,288
Power Corp. of Canada	19,200	678,848
Progressive Corp. (The)	8,778	2,484,262
QBE Insurance Group Ltd.	51,545	705,353
Sampo OYJ, Class A	101,955	975,659
Sompo Holdings, Inc.	18,400	554,613
Sun Life Financial, Inc.	15,700	898,546
Suncorp Group Ltd.	30,910	371,410
Tokio Marine Holdings, Inc.	15,900	608,056
Travelers Cos., Inc. (The)	7,189	1,901,203
Willis Towers Watson plc	1,709	577,556
Zurich Insurance Group AG	2,783	1,934,605

		30,500,146

Total Financials		71,801,138

Health Care (9.9%)
Biotechnology (0.5%)
AbbVie, Inc.	2,633	551,666
Gilead Sciences, Inc.	9,653	1,081,619

		1,633,285

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	24,994	3,315,454
Becton Dickinson & Co.	4,965	1,137,283
Boston Scientific Corp.*	22,551	2,274,945
IDEXX Laboratories, Inc.*	1,600	671,920
Medtronic plc	17,130	1,539,302
ResMed, Inc.	1,843	412,556
Stryker Corp.	4,622	1,720,539

		11,071,999

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	4,269	588,140
Cencora, Inc.	6,232	1,733,057
HCA Healthcare, Inc.	1,582	546,660
McKesson Corp.	774	520,894
UnitedHealth Group, Inc.	5,713	2,992,184

		6,380,935

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,554	415,747
Mettler-Toledo International, Inc.*	600	708,546
Thermo Fisher Scientific, Inc.	1,569	780,734

		1,905,027

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	13,845	844,407
Eli Lilly & Co.	1,706	1,409,002
Johnson & Johnson	22,055	3,657,601
Merck & Co., Inc.	9,405	844,193
Merck KGaA	3,221	440,931
Novartis AG (Registered)	18,803	2,079,446
Novo Nordisk A/S, Class B	5,967	406,295
Roche Holding AG	4,192	1,376,485
Sanofi SA	7,938	874,816
Takeda Pharmaceutical Co. Ltd.	14,300	420,734
Zoetis, Inc.	10,600	1,745,290

		14,099,200

Total Health Care		35,090,446

Industrials (14.6%)
Aerospace & Defense (1.2%)
GE Aerospace	14,345	2,871,152
Kongsberg Gruppen ASA	4,708	686,910
Singapore Technologies Engineering Ltd.	145,200	728,975

		4,287,037

Air Freight & Logistics (0.6%)
Deutsche Post AG	15,083	643,889
Expeditors International of Washington, Inc.	9,000	1,082,250
United Parcel Service, Inc., Class B	5,500	604,945

		2,331,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.0%)
Allegion plc	9,400	$1,226,324
Geberit AG (Registered)	974	605,516
Trane Technologies plc	5,123	1,726,041

		3,557,881

Commercial Services & Supplies (1.7%)
Brambles Ltd.	35,114	439,478
Cintas Corp.	6,800	1,397,604
Copart, Inc.*	20,400	1,154,436
Republic Services, Inc.	2,974	720,184
Secom Co. Ltd.	35,000	1,187,046
Waste Management, Inc.	4,700	1,088,097

		5,986,845

Construction & Engineering (0.4%)
Stantec, Inc.	6,294	521,697
WSP Global, Inc.	5,245	890,088

		1,411,785

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	22,235	1,136,506
Eaton Corp. plc	5,262	1,430,369
Schneider Electric SE	5,258	1,198,214

		3,765,089

Ground Transportation (0.1%)
Union Pacific Corp.	2,017	476,496

Machinery (4.0%)
Atlas Copco AB, Class A	75,485	1,197,030
Caterpillar, Inc.	5,213	1,719,247
Cummins, Inc.	2,853	894,244
FANUC Corp.	17,000	460,164
GEA Group AG	9,600	580,269
Illinois Tool Works, Inc.	11,300	2,802,513
Knorr-Bremse AG	7,613	687,778
Kone OYJ, Class B	8,843	486,129
Otis Worldwide Corp.	8,517	878,955
Parker-Hannifin Corp.	1,636	994,443
Pentair plc	13,900	1,215,972
Snap-on, Inc.	4,100	1,381,741
Volvo AB, Class B*	26,961	786,423

		14,084,908

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	1,779	409,208

Professional Services (3.4%)
Automatic Data Processing, Inc.	9,639	2,945,004
Booz Allen Hamilton Holding Corp.	5,000	522,900
Broadridge Financial Solutions, Inc.	5,416	1,313,163
Leidos Holdings, Inc.	3,500	472,290
Paychex, Inc.	8,500	1,311,380
RELX plc	10,385	519,556
Thomson Reuters Corp.	8,863	1,529,446
Verisk Analytics, Inc.	5,600	1,666,672
Wolters Kluwer NV	10,351	1,606,688

		11,887,099

Trading Companies & Distributors (1.0%)
Fastenal Co.	30,200	2,342,010
ITOCHU Corp.	9,700	446,295
W.W. Grainger, Inc.	900	889,047

		3,677,352

Total Industrials		51,874,784

Information Technology (18.4%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	19,562	1,207,171
Motorola Solutions, Inc.	3,900	1,707,459

		2,914,630

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	15,405	1,010,414
CDW Corp.	4,900	785,274

		1,795,688

IT Services (1.9%)
Accenture plc, Class A	6,980	2,178,039
CGI, Inc.	9,559	954,273
Fujitsu Ltd.	22,100	434,810
Gartner, Inc.*	1,100	461,714
International Business Machines Corp.	5,106	1,269,658
NEC Corp.	24,000	503,233
VeriSign, Inc.*	3,000	761,610

		6,563,337

Semiconductors & Semiconductor Equipment (4.3%)
Broadcom, Inc.	11,489	1,923,604
NVIDIA Corp.	111,411	12,074,724
QUALCOMM, Inc.	6,638	1,019,663

		15,017,991

Software (6.1%)
Autodesk, Inc.*	2,355	616,539
Constellation Software, Inc.	524	1,659,471
Fair Isaac Corp.*	400	737,664
Intuit, Inc.	1,975	1,212,630
Microsoft Corp.	34,819	13,070,704
Oracle Corp.	3,200	447,392
Palo Alto Networks, Inc.*	3,828	653,210
Roper Technologies, Inc.	2,300	1,356,034
Salesforce, Inc.	3,300	885,588
SAP SE	4,018	1,061,836

		21,701,068

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	73,768	16,386,086
Canon, Inc.	19,600	606,987

		16,993,073

Total Information Technology		64,985,787

Materials (1.7%)
Chemicals (1.7%)
Air Liquide SA	2,867	542,949
DuPont de Nemours, Inc.	5,414	404,318
Ecolab, Inc.	4,000	1,014,080
Givaudan SA (Registered)	280	1,202,035
Mitsubishi Chemical Group Corp.	76,600	376,386
Nitto Denko Corp.	33,000	601,740
Sherwin-Williams Co. (The)	5,051	1,763,759

Total Materials		5,905,267

Real Estate (1.1%)
Real Estate Management & Development (0.1%)
Swiss Prime Site AG (Registered)	4,939	606,279

Residential REITs (0.8%)
AvalonBay Communities, Inc. (REIT)	4,795	1,029,103
Equity Residential (REIT)	9,300	665,694
Essex Property Trust, Inc. (REIT)	1,700	521,169
Mid-America Apartment Communities, Inc. (REIT)	3,300	553,014

		2,768,980

Specialized REITs (0.2%)
Public Storage (REIT)	2,157	645,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$4,020,828

Utilities (3.8%)
Electric Utilities (1.8%)
Enel SpA	102,593	831,671
Eversource Energy	18,300	1,136,613
Exelon Corp.	26,699	1,230,290
Hydro One Ltd.(m)	17,164	577,163
Iberdrola SA	70,995	1,146,897
Redeia Corp. SA	31,834	638,874
Terna - Rete Elettrica Nazionale	99,482	899,714

		6,461,222

Gas Utilities (0.5%)
Atmos Energy Corp.	8,604	1,330,006
Hong Kong & China Gas Co. Ltd.	708,000	608,694

		1,938,700

Multi-Utilities (1.5%)
Consolidated Edison, Inc.	14,800	1,636,732
E.ON SE	55,801	842,313
National Grid plc	71,216	928,672
Public Service Enterprise Group, Inc.	8,400	691,320
Sempra	15,793	1,126,989

		5,226,026

Total Utilities		13,625,948

Total Common Stocks (99.0%) (Cost $250,608,403)		350,636,530

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,616,563	1,616,563
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	1,826,178	1,826,726

Total Investment Companies		3,443,289

Total Short-Term Investments (1.0%) (Cost $3,443,384)		3,443,289

Total Investments in Securities (100.0%) (Cost $254,051,787)		354,079,819

Other Assets Less Liabilities (0.0%)†		(158,271)

Net Assets (100%)		$353,921,548

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,163,451 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $2,113,163. This was collateralized by $686,588 of various U.S. Government Treasury Securities, ranging from 2.500% – 4.625%, maturing 11/15/39 – 5/15/54 and by cash of $1,616,563 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Canada	6.3
Denmark	0.1
Finland	0.7
France	0.8
Germany	3.3
Hong Kong	0.2
Ireland	0.6
Italy	1.1
Japan	3.0
Netherlands	1.0
Norway	1.0
Singapore	1.2
Spain	0.5
Sweden	0.6
Switzerland	1.8
United Kingdom	1.1
United States	75.0
Cash and Other	0.0 #

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,632,695	$4,841,891	$—		$24,474,586
Consumer Discretionary	29,485,076	3,446,434	—		32,931,510
Consumer Staples	32,170,226	10,702,015	—		42,872,241
Energy	1,444,751	1,609,244	—		3,053,995
Financials	53,205,245	18,595,893	—		71,801,138
Health Care	29,491,739	5,598,707	—		35,090,446
Industrials	38,068,710	13,806,074	—		51,874,784
Information Technology	62,378,921	2,606,866	—		64,985,787
Materials	3,182,157	2,723,110	—		5,905,267
Real Estate	3,414,549	606,279	—		4,020,828
Utilities	7,729,113	5,896,835	—		13,625,948
Short-Term Investments
Investment Companies	3,443,289	—	—		3,443,289
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$283,646,471	$70,433,348	$—		$354,079,819

Total Liabilities	$—	$—	$—		$—

Total	$283,646,471	$70,433,348	$—		$354,079,819

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,340,746
Aggregate gross unrealized depreciation	(5,324,955)

Net unrealized appreciation	$100,015,791

Federal income tax cost of investments in securities and derivative instruments, if applicable	$254,064,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (0.8%)
Lumen Technologies, Inc.*	9,814	$38,471
Verizon Communications, Inc.	40,184	1,822,746

		1,861,217

Entertainment (0.9%)
Electronic Arts, Inc.	2,383	344,391
Walt Disney Co. (The)	17,252	1,702,773
Warner Bros Discovery, Inc.*	22,062	236,725

		2,283,889

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A	55,662	8,607,572
Alphabet, Inc., Class C	47,447	7,412,645
ZoomInfo Technologies, Inc., Class A*	2,704	27,040

		16,047,257

Media (0.1%)
Cable One, Inc.	49	13,023
John Wiley & Sons, Inc., Class A	342	15,239
New York Times Co. (The), Class A	1,501	74,450
Omnicom Group, Inc.	1,866	154,710
Scholastic Corp.	399	7,533

		264,955

Total Communication Services		20,457,318

Consumer Discretionary (9.2%)
Automobile Components (0.1%)
Aptiv plc*	2,267	134,886
Autoliv, Inc.	728	64,392
BorgWarner, Inc.	2,074	59,420

		258,698

Automobiles (3.0%)
Harley-Davidson, Inc.	1,032	26,058
Lucid Group, Inc.(x)*	10,084	24,403
Rivian Automotive, Inc., Class A(x)*	7,200	89,640
Tesla, Inc.*	27,522	7,132,602

		7,272,703

Broadline Retail (0.0%)†
Kohl’s Corp.(x)	1,117	9,137
Nordstrom, Inc.	935	22,861

		31,998

Distributors (0.1%)
LKQ Corp.	2,426	103,202
Pool Corp.	361	114,924

		218,126

Hotels, Restaurants & Leisure (2.8%)
Aramark	2,385	82,330
Booking Holdings, Inc.	315	1,451,177
Choice Hotels International, Inc.(x)	276	36,647
Darden Restaurants, Inc.	1,108	230,198
Domino’s Pizza, Inc.	323	148,402
Hilton Worldwide Holdings, Inc.	2,319	527,689
Jack in the Box, Inc.	238	6,471
Marriott International, Inc., Class A	2,249	535,712
McDonald’s Corp.	6,838	2,135,986
Royal Caribbean Cruises Ltd.	2,429	499,014
Starbucks Corp.	10,841	1,063,394
Vail Resorts, Inc.	366	58,567

		6,775,587

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,510
Garmin Ltd.	1,463	317,661
La-Z-Boy, Inc.	357	13,955
Meritage Homes Corp.	736	52,168
Mohawk Industries, Inc.*	484	55,263
Newell Brands, Inc.	3,777	23,417
Whirlpool Corp.(x)	528	47,589

		516,563

Leisure Products (0.1%)
Hasbro, Inc.	1,298	79,814
Mattel, Inc.*	3,348	65,052
Topgolf Callaway Brands Corp.*	1,567	10,326

		155,192

Specialty Retail (2.4%)
AutoNation, Inc.*	228	36,918
Best Buy Co., Inc.	1,929	141,994
Buckle, Inc. (The)	355	13,603
CarMax, Inc.*	1,444	112,516
Foot Locker, Inc.*	772	10,885
GameStop Corp., Class A(x)*	4,160	92,851
Gap, Inc. (The)	2,048	42,209
Home Depot, Inc. (The)	9,463	3,468,095
Lowe’s Cos., Inc.	5,377	1,254,078
ODP Corp. (The)*	327	4,686
Signet Jewelers Ltd.	436	25,314
Tractor Supply Co.	5,150	283,765
Ulta Beauty, Inc.*	453	166,043
Williams-Sonoma, Inc.	1,180	186,558

		5,839,515

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	1,033	20,381
Columbia Sportswear Co.(x)	276	20,890
Deckers Outdoor Corp.*	1,437	160,671
Hanesbrands, Inc.*	2,926	16,883
NIKE, Inc., Class B	11,298	717,197
PVH Corp.	582	37,621
Under Armour, Inc., Class A*	2,099	13,119
Under Armour, Inc., Class C*	1,024	6,093
VF Corp.	3,073	47,693
Wolverine World Wide, Inc.	585	8,137

		1,048,685

Total Consumer Discretionary		22,117,067

Consumer Staples (6.1%)
Beverages (2.1%)
Coca-Cola Co. (The)	38,972	2,791,175
Keurig Dr Pepper, Inc.	11,555	395,412
PepsiCo, Inc.	13,071	1,959,866

		5,146,453

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)	6,519	441,271
Sysco Corp.	4,669	350,362
Target Corp.	4,369	455,949
United Natural Foods, Inc.*	460	12,599

		1,260,181

Food Products (1.2%)
Archer-Daniels-Midland Co.	4,593	220,510
Bunge Global SA	1,365	104,313
Campbell’s Co. (The)	1,813	72,375
Conagra Brands, Inc.	4,566	121,775
Darling Ingredients, Inc.*	1,502	46,923
General Mills, Inc.	5,323	318,262
Hormel Foods Corp.	2,982	92,263
Ingredion, Inc.	602	81,396
J M Smucker Co. (The)	1,042	123,383
Kellanova	2,626	216,619
Kraft Heinz Co. (The)	8,561	260,511
Lamb Weston Holdings, Inc.	1,257	66,998
McCormick & Co., Inc. (Non- Voting)	2,364	194,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mondelez International, Inc., Class A	12,743	$864,613

		2,784,522

Household Products (2.2%)
Church & Dwight Co., Inc.	2,328	256,289
Clorox Co. (The)	1,180	173,755
Colgate-Palmolive Co.	7,427	695,910
Kimberly-Clark Corp.	3,164	449,984
Procter & Gamble Co. (The)	22,435	3,823,373

		5,399,311

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,270	149,820

Total Consumer Staples		14,740,287

Energy (1.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	9,455	415,547
Core Laboratories, Inc.	556	8,335
Halliburton Co.	8,512	215,949
NOV, Inc.	3,692	56,192
TechnipFMC plc	3,979	126,095

		822,118

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	2,130	492,882
HF Sinclair Corp.	1,530	50,307
Marathon Petroleum Corp.	3,048	444,063
ONEOK, Inc.	5,937	589,069
Phillips 66	3,957	488,610
Targa Resources Corp.	1,978	396,530
Valero Energy Corp.	2,999	396,078

		2,857,539

Total Energy		3,679,657

Financials (14.1%)
Banks (1.0%)
Bank of Hawaii Corp.	341	23,519
Cathay General Bancorp	666	28,658
Citizens Financial Group, Inc.	4,118	168,715
Comerica, Inc.	1,188	70,163
Huntington Bancshares, Inc.	13,822	207,468
International Bancshares Corp.	523	32,980
KeyCorp	9,015	144,150
M&T Bank Corp.	1,596	285,285
Old National Bancorp	2,920	61,875
PNC Financial Services Group, Inc. (The)	3,798	667,574
Regions Financial Corp.	8,839	192,072
Truist Financial Corp.	12,624	519,478
Zions Bancorp NA	1,463	72,945

		2,474,882

Capital Markets (4.5%)
Ameriprise Financial, Inc.	928	449,254
Bank of New York Mellon Corp. (The)	6,836	573,335
BlackRock, Inc.‡	1,404	1,328,858
Cboe Global Markets, Inc.	1,009	228,327
Charles Schwab Corp. (The)	16,443	1,287,158
CME Group, Inc.	3,425	908,618
FactSet Research Systems, Inc.	364	165,489
Franklin Resources, Inc.(x)	2,691	51,802
Intercontinental Exchange, Inc.	5,465	942,712
Invesco Ltd.	3,327	50,471
MarketAxess Holdings, Inc.	369	79,833
Moody’s Corp.	1,551	722,285
Morgan Stanley	11,527	1,344,855
Nasdaq, Inc.	4,054	307,536
Northern Trust Corp.	1,917	189,112
Raymond James Financial, Inc.	1,838	255,317
S&P Global, Inc.	3,016	1,532,430
State Street Corp.	2,804	251,042
T. Rowe Price Group, Inc.	2,107	193,570

		10,862,004

Consumer Finance (0.9%)
Ally Financial, Inc.	2,586	94,312
American Express Co.	5,380	1,447,489
Discover Financial Services	2,382	406,607
Synchrony Financial	3,779	200,060

		2,148,468

Financial Services (4.7%)
Equitable Holdings, Inc.‡	2,955	153,926
Fidelity National Information Services, Inc.	5,094	380,420
Mastercard, Inc., Class A	7,809	4,280,269
PayPal Holdings, Inc.*	9,080	592,470
Visa, Inc., Class A	16,475	5,773,829
Voya Financial, Inc.	957	64,846
Western Union Co. (The)	3,154	33,369

		11,279,129

Insurance (3.0%)
Allstate Corp. (The)	2,534	524,715
Arthur J Gallagher & Co.	2,388	824,433
Chubb Ltd.	3,638	1,098,640
Hartford Insurance Group, Inc. (The)	2,776	343,474
Lincoln National Corp.	1,536	55,158
Loews Corp.	1,801	165,530
Marsh & McLennan Cos., Inc.	4,667	1,138,888
Principal Financial Group, Inc.	2,198	185,445
Progressive Corp. (The)	5,573	1,577,215
Prudential Financial, Inc.	3,395	379,153
Travelers Cos., Inc. (The)	2,160	571,234
Willis Towers Watson plc	967	326,798

		7,190,683

Total Financials		33,955,166

Health Care (9.4%)
Biotechnology (3.3%)
AbbVie, Inc.	16,834	3,527,060
Amgen, Inc.	5,118	1,594,513
Biogen, Inc.*	1,400	191,576
BioMarin Pharmaceutical, Inc.*	1,783	126,040
Gilead Sciences, Inc.	11,858	1,328,689
Vertex Pharmaceuticals, Inc.*	2,450	1,187,809

		7,955,687

Health Care Equipment & Supplies (1.3%)
Align Technology, Inc.*	698	110,884
Becton Dickinson & Co.	2,752	630,373
Cooper Cos., Inc. (The)*	1,907	160,855
Dentsply Sirona, Inc.	1,915	28,610
Dexcom, Inc.*	3,768	257,317
Edwards Lifesciences Corp.*	5,585	404,801
Hologic, Inc.*	2,127	131,385
IDEXX Laboratories, Inc.*	774	325,041
Insulet Corp.*	660	173,323
ResMed, Inc.	1,394	312,047
STERIS plc	953	215,997
Zimmer Biomet Holdings, Inc.	1,876	212,326

		2,962,959

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	2,306	317,698
Cencora, Inc.	1,666	463,298
Centene Corp.*	4,870	295,658
Cigna Group (The)	2,659	874,811
DaVita, Inc.*	408	62,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	2,206	$959,522
HCA Healthcare, Inc.	1,810	625,445
Henry Schein, Inc.*	1,178	80,681
Humana, Inc.	1,152	304,819
Labcorp Holdings, Inc.	795	185,028
Patterson Cos., Inc.	731	22,836
Pediatrix Medical Group, Inc.*	946	13,708
Quest Diagnostics, Inc.	1,046	176,983
Select Medical Holdings Corp.	1,036	17,301

		4,400,200

Health Care Technology (0.2%)
Teladoc Health, Inc.*	1,828	14,551
Veeva Systems, Inc., Class A*	1,468	340,033

		354,584

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	2,704	316,314
Bio-Techne Corp.	1,498	87,828
Danaher Corp.	6,205	1,272,025
Illumina, Inc.*	1,552	123,135
IQVIA Holdings, Inc.*	1,746	307,820
Mettler-Toledo International, Inc.*	199	235,001
Waters Corp.*	570	210,085
West Pharmaceutical Services, Inc.	701	156,940

		2,709,148

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	19,272	1,175,399
Jazz Pharmaceuticals plc*	566	70,269
Merck & Co., Inc.	24,072	2,160,703
Zoetis, Inc.	4,285	705,525

		4,111,896

Total Health Care		22,494,474

Industrials (8.9%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.*	685	360,276

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,098	112,435
Expeditors International of Washington, Inc.	1,339	161,015
United Parcel Service, Inc., Class B	7,003	770,260

		1,043,710

Building Products (1.1%)
A.O. Smith Corp.	1,204	78,693
Allegion plc	801	104,498
Builders FirstSource, Inc.*	1,107	138,309
Carrier Global Corp.	7,724	489,702
Fortune Brands Innovations, Inc.	1,234	75,126
Johnson Controls International plc	6,281	503,171
Lennox International, Inc.	304	170,492
Masco Corp.	2,011	139,845
Owens Corning	801	114,399
Trane Technologies plc	2,139	720,672

		2,534,907

Commercial Services & Supplies (0.3%)
Copart, Inc.*	8,239	466,245
Deluxe Corp.	487	7,700
HNI Corp.	507	22,485
Interface, Inc., Class A	393	7,797
Steelcase, Inc., Class A	654	7,168
Tetra Tech, Inc.	2,660	77,805
Veralto Corp.	2,347	228,715

		817,915

Construction & Engineering (0.2%)
EMCOR Group, Inc.	431	159,311
Granite Construction, Inc.	417	31,442
Quanta Services, Inc.	1,408	357,885

		548,638

Electrical Equipment (0.7%)
Acuity, Inc.	290	76,371
Eaton Corp. plc	3,759	1,021,809
Hubbell, Inc., Class B	514	170,088
Rockwell Automation, Inc.	1,084	280,084
Sensata Technologies Holding plc	1,518	36,842

		1,585,194

Ground Transportation (1.1%)
ArcBest Corp.	225	15,881
Avis Budget Group, Inc.(x)*	166	12,600
CSX Corp.	18,268	537,627
JB Hunt Transport Services, Inc.	776	114,809
Knight-Swift Transportation Holdings, Inc., Class A	1,482	64,452
Norfolk Southern Corp.	2,158	511,122
Ryder System, Inc.	425	61,119
U-Haul Holding Co.	922	54,564
Union Pacific Corp.	5,785	1,366,648

		2,738,822

Industrial Conglomerates (0.3%)
3M Co.	5,203	764,113

Machinery (3.1%)
AGCO Corp.	604	55,912
Caterpillar, Inc.	4,591	1,514,112
CNH Industrial NV	8,388	103,005
Cummins, Inc.	1,308	409,980
Deere & Co.	2,464	1,156,478
Dover Corp.	1,325	232,776
Flowserve Corp.	1,275	62,271
Fortive Corp.	3,347	244,933
Graco, Inc.	1,588	132,614
IDEX Corp.	712	128,851
Illinois Tool Works, Inc.	2,820	699,388
Ingersoll Rand, Inc.	3,799	304,034
Lincoln Electric Holdings, Inc.	528	99,876
Middleby Corp. (The)*	496	75,382
PACCAR, Inc.	4,967	483,637
Parker-Hannifin Corp.	1,225	744,616
Pentair plc	1,614	141,193
Snap-on, Inc.	505	170,190
Stanley Black & Decker, Inc.	1,473	113,244
Tennant Co.	204	16,269
Timken Co. (The)	657	47,219
Westinghouse Air Brake Technologies Corp.	1,631	295,782
Xylem, Inc.	2,313	276,311

		7,508,073

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,575	68,670

Professional Services (0.8%)
Automatic Data Processing, Inc.	3,879	1,185,151
Broadridge Financial Solutions, Inc.	1,125	272,767
Exponent, Inc.	512	41,503
Heidrick & Struggles International, Inc.	257	11,007
ICF International, Inc.	170	14,445
ManpowerGroup, Inc.	453	26,220
Paycom Software, Inc.	482	105,307
Robert Half, Inc.	1,030	56,186
TransUnion	1,836	152,370

		1,864,956

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	938	45,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Industrial Technologies, Inc.	371	$83,601
Fastenal Co.	5,455	423,035
Ferguson Enterprises, Inc.	1,911	306,199
United Rentals, Inc.	628	393,568
W.W. Grainger, Inc.	419	413,901

		1,665,619

Total Industrials		21,500,893

Information Technology (35.0%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	37,904	2,339,056
F5, Inc.*	553	147,247
Motorola Solutions, Inc.	1,600	700,496

		3,186,799

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	1,716	51,188
Corning, Inc.	7,751	354,841
Flex Ltd.*	3,678	121,668
Itron, Inc.*	461	48,294
Keysight Technologies, Inc.*	1,662	248,918
TE Connectivity plc	2,832	400,218
Trimble, Inc.*	2,286	150,076
Zebra Technologies Corp., Class A*	494	139,585

		1,514,788

IT Services (2.0%)
Accenture plc, Class A	5,957	1,858,822
Akamai Technologies, Inc.*	1,431	115,195
ASGN, Inc.*	455	28,674
Cognizant Technology Solutions Corp., Class A	4,745	362,993
International Business Machines Corp.	8,798	2,187,711
Okta, Inc.*	1,564	164,564
Twilio, Inc., Class A*	1,391	136,193

		4,854,152

Semiconductors & Semiconductor Equipment (13.9%)
Advanced Micro Devices, Inc.*	15,444	1,586,717
Analog Devices, Inc.	4,744	956,722
Applied Materials, Inc.	7,750	1,124,680
First Solar, Inc.*	979	123,775
Intel Corp.	41,245	936,674
Lam Research Corp.	12,218	888,249
Microchip Technology, Inc.	5,085	246,165
NVIDIA Corp.	233,300	25,285,054
NXP Semiconductors NV	2,425	460,895
ON Semiconductor Corp.*	4,000	162,760
Skyworks Solutions, Inc.	1,557	100,629
Texas Instruments, Inc.	8,707	1,564,648

		33,436,968

Software (16.7%)
Adobe, Inc.*	4,145	1,589,732
ANSYS, Inc.*	833	263,694
Atlassian Corp., Class A*	1,530	324,681
Autodesk, Inc.*	2,043	534,857
Cadence Design Systems, Inc.*	2,617	665,582
Fair Isaac Corp.*	233	429,689
Fortinet, Inc.*	6,198	596,619
Gen Digital, Inc.	5,242	139,123
Guidewire Software, Inc.*	762	142,768
HubSpot, Inc.*	467	266,792
Intuit, Inc.	2,667	1,637,511
Microsoft Corp.	67,286	25,258,492
Oracle Corp.	15,976	2,233,605
PTC, Inc.*	1,161	179,897
RingCentral, Inc., Class A*	726	17,976
Roper Technologies, Inc.	1,022	602,551
Salesforce, Inc.	9,111	2,445,028
ServiceNow, Inc.*	1,967	1,566,007
Synopsys, Inc.*	1,467	629,123
Teradata Corp.*	818	18,389
Workday, Inc., Class A*	2,033	474,767

		40,016,883

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	3,083	281,016
Hewlett Packard Enterprise Co.	12,672	195,529
HP, Inc.	8,789	243,367
NetApp, Inc.	1,961	172,254
Seagate Technology Holdings plc	1,969	167,267
Xerox Holdings Corp.(x)	1,274	6,153

		1,065,586

Total Information Technology		84,075,176

Materials (2.9%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	2,106	621,102
Albemarle Corp.(x)	1,144	82,391
Axalta Coating Systems Ltd.*	1,983	65,776
Ecolab, Inc.	2,411	611,237
HB Fuller Co.	498	27,948
International Flavors & Fragrances, Inc.	2,409	186,962
Linde plc	4,543	2,115,402
LyondellBasell Industries NV, Class A	2,506	176,422
Minerals Technologies, Inc.	284	18,054
Mosaic Co. (The)	3,083	83,272
PPG Industries, Inc.	2,217	242,429
Sherwin-Williams Co. (The)	2,289	799,296

		5,030,291

Construction Materials (0.3%)
CRH plc	6,477	569,781
Martin Marietta Materials, Inc.	591	282,575

		852,356

Containers & Packaging (0.3%)
Avery Dennison Corp.	749	133,299
Ball Corp.	2,824	147,046
International Paper Co.	4,711	251,332
Sealed Air Corp.	1,373	39,680
Sonoco Products Co.	883	41,713

		613,070

Metals & Mining (0.2%)
Newmont Corp.	10,882	525,383

Total Materials		7,021,100

Real Estate (3.1%)
Health Care REITs (0.5%)
Healthpeak Properties, Inc. (REIT)	6,773	136,950
Ventas, Inc. (REIT)	3,959	272,221
Welltower, Inc. (REIT)	5,911	905,624

		1,314,795

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,499	92,351

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	8,847	989,006

Office REITs (0.1%)
BXP, Inc. (REIT)	1,463	98,299
COPT Defense Properties (REIT)	977	26,643

		124,942

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,899	379,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	444	$110,072

		489,203

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,347	289,093
Equity Residential (REIT)	3,239	231,848
UDR, Inc. (REIT)	2,936	132,619

		653,560

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	742	72,582
Macerich Co. (The) (REIT)	2,423	41,603
Simon Property Group, Inc. (REIT)	3,121	518,336

		632,521

Specialized REITs (1.3%)
American Tower Corp. (REIT)	4,447	967,667
Crown Castle, Inc. (REIT)	4,115	428,907
Digital Realty Trust, Inc. (REIT)	3,146	450,790
Equinix, Inc. (REIT)	918	748,491
Iron Mountain, Inc. (REIT)	2,766	237,987
SBA Communications Corp. (REIT)	1,044	229,690

		3,063,532

Total Real Estate		7,359,910

Utilities (1.1%)
Electric Utilities (0.3%)
Eversource Energy	3,403	211,360
Exelon Corp.	9,639	444,165

		655,525

Gas Utilities (0.1%)
Atmos Energy Corp.	1,463	226,151
New Jersey Resources Corp.	908	44,546
UGI Corp.	1,950	64,487

		335,184

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	38,357

Multi-Utilities (0.5%)
Avista Corp.	768	32,156
CMS Energy Corp.	2,894	217,368
Consolidated Edison, Inc.	3,300	364,947
NiSource, Inc.	4,383	175,715
Sempra	6,002	428,303

		1,218,489

Water Utilities (0.2%)
American Water Works Co., Inc.	1,862	274,682
Essential Utilities, Inc.	2,545	100,604

		375,286

Total Utilities		2,622,841

Total Common Stocks (99.8%) (Cost $89,969,323)		240,023,889

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	14,552	14,552
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	195,761	195,761

Total Investment Companies		210,313

Total Short-Term Investments (0.1%) (Cost $210,313)		210,313

Total Investments in Securities (99.9%) (Cost $90,179,636)		240,234,202
Other Assets Less Liabilities (0.1%)		345,561

Net Assets (100%)		$240,579,763

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $354,589. This was collateralized by $163,399 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $210,313 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,404	1,496,661	—	(54,816)	26,046	(139,033)	1,328,858	7,357	—
Financial Services
Equitable Holdings, Inc.	2,955	146,651	—	(8,471)	4,627	11,119	153,926	709	—

Total		1,643,312	—	(63,287)	30,673	(127,914)	1,482,784	8,066	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,457,318	$—	$—	$20,457,318
Consumer Discretionary	22,117,067	—	—	22,117,067
Consumer Staples	14,740,287	—	—	14,740,287
Energy	3,679,657	—	—	3,679,657
Financials	33,955,166	—	—	33,955,166
Health Care	22,494,474	—	—	22,494,474
Industrials	21,500,893	—	—	21,500,893
Information Technology	84,075,176	—	—	84,075,176
Materials	7,021,100	—	—	7,021,100
Real Estate	7,359,910	—	—	7,359,910
Utilities	2,622,841	—	—	2,622,841
Short-Term Investments
Investment Companies	210,313	—	—	210,313

Total Assets	$240,234,202	$—	$—	$240,234,202

Total Liabilities	$—	$—	$—	$—

Total	$240,234,202	$—	$—	$240,234,202

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,873,991
Aggregate gross unrealized depreciation	(7,872,863)

Net unrealized appreciation	$150,001,128

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,233,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	354,016	$10,011,572
Verizon Communications, Inc.	207,611	9,417,235

		19,428,807

Entertainment (1.3%)
Electronic Arts, Inc.	11,620	1,679,323
Live Nation Entertainment, Inc.*	7,866	1,027,142
Netflix, Inc.*	21,131	19,705,292
Take-Two Interactive Software, Inc.*	8,000	1,658,000
TKO Group Holdings, Inc., Class A	3,289	502,592
Walt Disney Co. (The)	89,259	8,809,863
Warner Bros Discovery, Inc.*	108,437	1,163,529

		34,545,741

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	288,150	44,559,516
Alphabet, Inc., Class C	233,533	36,484,861
Match Group, Inc.	11,950	372,840
Meta Platforms, Inc., Class A	108,181	62,351,201

		143,768,418

Media (0.5%)
Charter Communications, Inc., Class A(x)*	4,835	1,781,842
Comcast Corp., Class A	186,316	6,875,060
Fox Corp., Class A	10,631	601,715
Fox Corp., Class B	6,731	354,791
Interpublic Group of Cos., Inc. (The)	17,655	479,510
News Corp., Class A	18,707	509,205
News Corp., Class B	5,606	170,254
Omnicom Group, Inc.	9,959	825,701
Paramount Global, Class B(x)	28,001	334,892

		11,932,970

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	23,688	6,317,826

Total Communication Services		215,993,762

Consumer Discretionary (9.3%)
Automobile Components (0.0%)†
Aptiv plc*	11,599	690,140

Automobiles (1.5%)
Ford Motor Co.	192,244	1,928,207
General Motors Co.	49,153	2,311,666
Tesla, Inc.*	138,239	35,826,019

		40,065,892

Broadline Retail (3.5%)
Amazon.com, Inc.*	465,938	88,649,364
eBay, Inc.	23,552	1,595,177

		90,244,541

Distributors (0.1%)
Genuine Parts Co.	6,903	822,424
LKQ Corp.	12,350	525,369
Pool Corp.	1,966	625,876

		1,973,669

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	21,281	2,542,228
Booking Holdings, Inc.	1,632	7,518,477
Caesars Entertainment, Inc.*	10,638	265,950
Carnival Corp.*	51,276	1,001,420
Chipotle Mexican Grill, Inc.*	67,281	3,378,179
Darden Restaurants, Inc.	5,706	1,185,479
Domino’s Pizza, Inc.	1,768	812,308
DoorDash, Inc., Class A*	16,759	3,063,042
Expedia Group, Inc.	6,028	1,013,307
Hilton Worldwide Holdings, Inc.	11,885	2,704,432
Las Vegas Sands Corp.	17,132	661,809
Marriott International, Inc., Class A	11,374	2,709,287
McDonald’s Corp.	35,379	11,051,338
MGM Resorts International*	11,379	337,274
Norwegian Cruise Line Holdings Ltd.*	22,368	424,097
Royal Caribbean Cruises Ltd.	12,217	2,509,860
Starbucks Corp.	56,310	5,523,448
Wynn Resorts Ltd.	4,243	354,291
Yum! Brands, Inc.	13,684	2,153,314

		49,209,540

Household Durables (0.3%)
DR Horton, Inc.	13,855	1,761,386
Garmin Ltd.	7,748	1,682,323
Lennar Corp., Class A	11,437	1,312,739
Mohawk Industries, Inc.*	2,615	298,581
NVR, Inc.*	145	1,050,436
PulteGroup, Inc.	9,996	1,027,589

		7,133,054

Leisure Products (0.0%)†
Hasbro, Inc.	6,863	422,006

Specialty Retail (1.7%)
AutoZone, Inc.*	825	3,145,544
Best Buy Co., Inc.	9,513	700,252
CarMax, Inc.*	7,545	587,906
Home Depot, Inc. (The)	49,072	17,984,397
Lowe’s Cos., Inc.	27,863	6,498,488
O’Reilly Automotive, Inc.*	2,853	4,087,151
Ross Stores, Inc.	16,358	2,090,389
TJX Cos., Inc. (The)	55,419	6,750,034
Tractor Supply Co.	26,149	1,440,810
Ulta Beauty, Inc.*	2,347	860,269
Williams-Sonoma, Inc.	6,081	961,406

		45,106,646

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	7,714	862,503
Lululemon Athletica, Inc.*	5,563	1,574,663
NIKE, Inc., Class B	58,161	3,692,060
Ralph Lauren Corp.	1,941	428,456
Tapestry, Inc.	10,227	720,083

		7,277,765

Total Consumer Discretionary		242,123,253

Consumer Staples (5.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	9,649	327,487
Coca-Cola Co. (The)	191,266	13,698,471
Constellation Brands, Inc., Class A	7,790	1,429,621
Keurig Dr Pepper, Inc.	58,981	2,018,330
Molson Coors Beverage Co., Class B	8,424	512,769
Monster Beverage Corp.*	34,184	2,000,448
PepsiCo, Inc.	67,709	10,152,287

		30,139,413

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	21,929	20,740,010
Dollar General Corp.	11,180	983,057
Dollar Tree, Inc.*	9,736	730,881
Kroger Co. (The)	32,772	2,218,337
Sysco Corp.	24,505	1,838,855
Target Corp.	22,527	2,350,918
Walgreens Boots Alliance, Inc.	34,680	387,376
Walmart, Inc.	214,449	18,826,478

		48,075,912

Food Products (0.6%)
Archer-Daniels-Midland Co.	23,991	1,151,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	6,782	$518,280
Campbell’s Co. (The)	10,014	399,759
Conagra Brands, Inc.	23,338	622,424
General Mills, Inc.	27,689	1,655,525
Hershey Co. (The)	7,196	1,230,732
Hormel Foods Corp.	15,040	465,338
J M Smucker Co. (The)	5,187	614,193
Kellanova	13,081	1,079,052
Kraft Heinz Co. (The)	43,032	1,309,464
Lamb Weston Holdings, Inc.	6,885	366,970
McCormick & Co., Inc. (Non-Voting)	12,306	1,012,907
Mondelez International, Inc., Class A	63,900	4,335,615
Tyson Foods, Inc., Class A	14,531	927,223

		15,689,290

Household Products (1.1%)
Church & Dwight Co., Inc.	12,307	1,354,877
Clorox Co. (The)	6,228	917,073
Colgate-Palmolive Co.	39,911	3,739,661
Kimberly-Clark Corp.	16,362	2,327,004
Procter & Gamble Co. (The)	115,836	19,740,771

		28,079,386

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	11,966	789,756
Kenvue, Inc.	94,131	2,257,261

		3,047,017

Tobacco (0.7%)
Altria Group, Inc.	84,149	5,050,623
Philip Morris International, Inc.	76,806	12,191,416

		17,242,039

Total Consumer Staples		142,273,057

Energy (3.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	48,789	2,144,276
Halliburton Co.	42,588	1,080,457
Schlumberger NV	68,692	2,871,326

		6,096,059

Oil, Gas & Consumable Fuels (3.1%)
APA Corp.	18,659	392,212
Chevron Corp.#	82,561	13,811,630
ConocoPhillips	63,027	6,619,096
Coterra Energy, Inc.	35,921	1,038,117
Devon Energy Corp.	32,388	1,211,311
Diamondback Energy, Inc.	9,281	1,483,846
EOG Resources, Inc.	27,850	3,571,484
EQT Corp.	29,934	1,599,374
Expand Energy Corp.	10,389	1,156,503
Exxon Mobil Corp.	215,037	25,574,350
Hess Corp.	13,572	2,167,856
Kinder Morgan, Inc.	94,980	2,709,779
Marathon Petroleum Corp.	15,759	2,295,929
Occidental Petroleum Corp.	33,210	1,639,246
ONEOK, Inc.	30,805	3,056,472
Phillips 66	20,586	2,541,959
Targa Resources Corp.	10,897	2,184,522
Texas Pacific Land Corp.	915	1,212,366
Valero Energy Corp.	15,503	2,047,481
Williams Cos., Inc. (The)	60,524	3,616,914

		79,930,447

Total Energy		86,026,506

Financials (13.2%)
Banks (3.1%)
Bank of America Corp.	327,099	13,649,841
Citigroup, Inc.	92,729	6,582,832
Citizens Financial Group, Inc.	21,326	873,726
Fifth Third Bancorp	32,744	1,283,565
Huntington Bancshares, Inc.	72,286	1,085,013
JPMorgan Chase & Co.	138,128	33,882,799
KeyCorp	50,470	807,015
M&T Bank Corp.	8,144	1,455,740
PNC Financial Services Group, Inc. (The)	19,608	3,446,498
Regions Financial Corp.	45,873	996,820
Truist Financial Corp.	64,766	2,665,121
US Bancorp	76,760	3,240,807
Wells Fargo & Co.	162,471	11,663,793

		81,633,570

Capital Markets (2.9%)
Ameriprise Financial, Inc.	4,773	2,310,657
Bank of New York Mellon Corp. (The)	35,454	2,973,527
BlackRock, Inc.‡	7,173	6,789,101
Blackstone, Inc.	35,974	5,028,446
Cboe Global Markets, Inc.	5,110	1,156,342
Charles Schwab Corp. (The)	84,622	6,624,210
CME Group, Inc.	17,838	4,732,243
FactSet Research Systems, Inc.	1,852	841,993
Franklin Resources, Inc.	14,486	278,856
Goldman Sachs Group, Inc. (The)	15,415	8,421,060
Intercontinental Exchange, Inc.	28,429	4,904,003
Invesco Ltd.	23,165	351,413
KKR & Co., Inc.	33,452	3,867,386
MarketAxess Holdings, Inc.	1,835	397,002
Moody’s Corp.	7,696	3,583,950
Morgan Stanley	61,034	7,120,837
MSCI, Inc.	3,862	2,183,961
Nasdaq, Inc.	20,384	1,546,330
Northern Trust Corp.	9,948	981,370
Raymond James Financial, Inc.	8,956	1,244,078
S&P Global, Inc.	15,561	7,906,544
State Street Corp.	14,545	1,302,214
T. Rowe Price Group, Inc.	10,820	994,033

		75,539,556

Consumer Finance (0.5%)
American Express Co.	27,380	7,366,589
Capital One Financial Corp.	18,938	3,395,583
Discover Financial Services	12,417	2,119,582
Synchrony Financial	19,287	1,021,054

		13,902,808

Financial Services (4.5%)
Apollo Global Management, Inc.	22,112	3,028,018
Berkshire Hathaway, Inc., Class B*	90,548	48,224,054
Corpay, Inc.*	3,446	1,201,689
Fidelity National Information Services, Inc.	26,166	1,954,077
Fiserv, Inc.*	28,248	6,238,006
Global Payments, Inc.	12,112	1,186,007
Jack Henry & Associates, Inc.	3,542	646,769
Mastercard, Inc., Class A	40,231	22,051,416
PayPal Holdings, Inc.*	48,741	3,180,350
Visa, Inc., Class A	85,133	29,835,711

		117,546,097

Insurance (2.2%)
Aflac, Inc.	24,272	2,698,804
Allstate Corp. (The)	13,059	2,704,127
American International Group, Inc.	29,310	2,548,211
Aon plc, Class A	10,704	4,271,859
Arch Capital Group Ltd.	18,618	1,790,679
Arthur J Gallagher & Co.	12,461	4,302,036
Assurant, Inc.	2,438	511,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	11,547	$1,436,447
Chubb Ltd.	18,366	5,546,348
Cincinnati Financial Corp.	7,580	1,119,718
Erie Indemnity Co., Class A	1,183	495,736
Everest Group Ltd.	2,185	793,876
Globe Life, Inc.	4,269	562,313
Hartford Insurance Group, Inc. (The)	14,116	1,746,573
Loews Corp.	9,044	831,234
Marsh & McLennan Cos., Inc.	24,385	5,950,672
MetLife, Inc.	28,447	2,284,010
Principal Financial Group, Inc.	10,779	909,424
Progressive Corp. (The)	28,904	8,180,121
Prudential Financial, Inc.	17,523	1,956,969
Travelers Cos., Inc. (The)	11,264	2,978,877
W.R. Berkley Corp.	14,663	1,043,419
Willis Towers Watson plc	4,996	1,688,398

		56,351,221

Total Financials		344,973,252

Health Care (10.0%)
Biotechnology (1.7%)
AbbVie, Inc.	87,208	18,271,820
Amgen, Inc.	26,492	8,253,583
Biogen, Inc.*	7,102	971,838
Gilead Sciences, Inc.	61,406	6,880,542
Incyte Corp.*	7,827	473,925
Moderna, Inc.*	16,539	468,881
Regeneron Pharmaceuticals, Inc.	5,206	3,301,801
Vertex Pharmaceuticals, Inc.*	12,658	6,136,851

		44,759,241

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	85,637	11,359,748
Align Technology, Inc.*	3,366	534,723
Baxter International, Inc.	25,777	882,347
Becton Dickinson & Co.	14,094	3,228,372
Boston Scientific Corp.*	72,641	7,328,024
Cooper Cos., Inc. (The)*	9,755	822,834
Dexcom, Inc.*	19,472	1,329,743
Edwards Lifesciences Corp.*	29,392	2,130,332
GE HealthCare Technologies, Inc.	22,823	1,842,044
Hologic, Inc.*	10,856	670,575
IDEXX Laboratories, Inc.*	4,089	1,717,175
Insulet Corp.*	3,497	918,347
Intuitive Surgical, Inc.*	17,582	8,707,837
Medtronic plc	63,674	5,721,746
ResMed, Inc.	7,208	1,613,511
Solventum Corp.*	7,101	539,960
STERIS plc	4,757	1,078,174
Stryker Corp.	17,039	6,342,768
Zimmer Biomet Holdings, Inc.	9,735	1,101,807

		57,870,067

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	11,929	1,643,458
Cencora, Inc.	8,481	2,358,481
Centene Corp.*	24,302	1,475,375
Cigna Group (The)	13,513	4,445,777
CVS Health Corp.	62,511	4,235,120
DaVita, Inc.*	2,161	330,568
Elevance Health, Inc.	11,489	4,997,256
HCA Healthcare, Inc.	8,780	3,033,929
Henry Schein, Inc.*	5,981	409,639
Humana, Inc.	5,923	1,567,226
Labcorp Holdings, Inc.	4,049	942,364
McKesson Corp.	6,173	4,154,367
Molina Healthcare, Inc.*	2,695	887,706
Quest Diagnostics, Inc.	5,415	916,218
UnitedHealth Group, Inc.	45,462	23,810,723
Universal Health Services, Inc., Class B	2,779	522,174

		55,730,381

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	14,191	1,660,063
Bio-Techne Corp.	7,869	461,359
Charles River Laboratories International, Inc.*	2,605	392,105
Danaher Corp.	31,593	6,476,565
IQVIA Holdings, Inc.*	8,224	1,449,891
Mettler-Toledo International, Inc.*	1,039	1,226,966
Revvity, Inc.	6,181	653,950
Thermo Fisher Scientific, Inc.	18,873	9,391,205
Waters Corp.*	2,867	1,056,690
West Pharmaceutical Services, Inc.	3,598	805,520

		23,574,314

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	100,715	6,142,608
Eli Lilly & Co.	38,923	32,146,895
Johnson & Johnson	118,936	19,724,346
Merck & Co., Inc.	124,952	11,215,691
Pfizer, Inc.	279,337	7,078,400
Viatris, Inc.	59,496	518,210
Zoetis, Inc.	21,969	3,617,196

		80,443,346

Total Health Care		262,377,349

Industrials (7.6%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	3,572	1,878,694
Boeing Co. (The)*	37,149	6,335,762
GE Aerospace	53,020	10,611,953
General Dynamics Corp.	12,535	3,416,790
Howmet Aerospace, Inc.	20,156	2,614,838
Huntington Ingalls Industries, Inc.	1,980	403,999
L3Harris Technologies, Inc.	9,285	1,943,443
Lockheed Martin Corp.	10,325	4,612,281
Northrop Grumman Corp.	6,721	3,441,219
RTX Corp.	65,698	8,702,357
Textron, Inc.	8,715	629,659
TransDigm Group, Inc.	2,751	3,805,431

		48,396,426

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	6,054	619,930
Expeditors International of Washington, Inc.	6,840	822,510
FedEx Corp.	10,904	2,658,177
United Parcel Service, Inc., Class B	36,206	3,982,298

		8,082,915

Building Products (0.5%)
A.O. Smith Corp.	6,044	395,036
Allegion plc	4,271	557,195
Builders FirstSource, Inc.*	5,710	713,407
Carrier Global Corp.	39,893	2,529,216
Johnson Controls International plc	32,273	2,585,390
Lennox International, Inc.	1,615	905,740
Masco Corp.	10,434	725,580
Trane Technologies plc	11,129	3,749,583

		12,161,147

Commercial Services & Supplies (0.6%)
Cintas Corp.	17,023	3,498,737
Copart, Inc.*	43,250	2,447,518
Republic Services, Inc.	10,070	2,438,551
Rollins, Inc.	13,465	727,514
Veralto Corp.	12,038	1,173,103
Waste Management, Inc.	18,135	4,198,434

		14,483,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Quanta Services, Inc.	7,207	$1,831,875

Electrical Equipment (0.7%)
AMETEK, Inc.	11,381	1,959,125
Eaton Corp. plc	19,622	5,333,848
Emerson Electric Co.	27,764	3,044,045
GE Vernova, Inc.	13,690	4,179,283
Generac Holdings, Inc.*	2,958	374,631
Hubbell, Inc., Class B	2,703	894,450
Rockwell Automation, Inc.	5,617	1,451,321

		17,236,703

Ground Transportation (0.8%)
CSX Corp.	94,881	2,792,348
JB Hunt Transport Services, Inc.	3,833	567,092
Norfolk Southern Corp.	11,179	2,647,746
Old Dominion Freight Line, Inc.	9,240	1,528,758
Uber Technologies, Inc.*	103,197	7,518,934
Union Pacific Corp.	29,818	7,044,204

		22,099,082

Industrial Conglomerates (0.4%)
3M Co.	26,945	3,957,143
Honeywell International, Inc.	32,034	6,783,199

		10,740,342

Machinery (1.4%)
Caterpillar, Inc.	23,610	7,786,578
Cummins, Inc.	6,788	2,127,631
Deere & Co.	12,492	5,863,120
Dover Corp.	6,722	1,180,921
Fortive Corp.	17,154	1,255,330
IDEX Corp.	3,754	679,361
Illinois Tool Works, Inc.	13,262	3,289,109
Ingersoll Rand, Inc.	19,689	1,575,711
Nordson Corp.	2,798	564,413
Otis Worldwide Corp.	19,610	2,023,752
PACCAR, Inc.	25,915	2,523,344
Parker-Hannifin Corp.	6,391	3,884,769
Pentair plc	8,407	735,444
Snap-on, Inc.	2,531	852,972
Stanley Black & Decker, Inc.	7,410	569,681
Westinghouse Air Brake Technologies Corp.	8,513	1,543,832
Xylem, Inc.	11,974	1,430,414

		37,886,382

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	31,737	1,383,733
Southwest Airlines Co.	28,774	966,231
United Airlines Holdings, Inc.*	16,421	1,133,870

		3,483,834

Professional Services (0.6%)
Automatic Data Processing, Inc.	20,044	6,124,043
Broadridge Financial Solutions, Inc.	5,868	1,422,755
Dayforce, Inc.(x)*	8,156	475,740
Equifax, Inc.	6,199	1,509,828
Jacobs Solutions, Inc.	6,268	757,739
Leidos Holdings, Inc.	6,529	881,023
Paychex, Inc.	15,809	2,439,013
Paycom Software, Inc.	2,220	485,026
Verisk Analytics, Inc.	7,002	2,083,935

		16,179,102

Trading Companies & Distributors (0.2%)
Fastenal Co.	28,201	2,186,987
United Rentals, Inc.	3,273	2,051,189
W.W. Grainger, Inc.	2,184	2,157,421

		6,395,597

Total Industrials		198,977,262

Information Technology (26.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	51,289	3,973,872
Cisco Systems, Inc.	196,748	12,141,319
F5, Inc.*	2,819	750,615
Juniper Networks, Inc.	16,267	588,703
Motorola Solutions, Inc.	8,298	3,632,947

		21,087,456

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	59,720	3,917,035
CDW Corp.	6,558	1,050,985
Corning, Inc.	38,667	1,770,175
Jabil, Inc.	5,332	725,525
Keysight Technologies, Inc.*	8,513	1,274,992
TE Connectivity plc	14,633	2,067,936
Teledyne Technologies, Inc.*	2,328	1,158,669
Trimble, Inc.*	12,126	796,072
Zebra Technologies Corp., Class A*	2,620	740,307

		13,501,696

IT Services (1.0%)
Accenture plc, Class A	30,870	9,632,675
Akamai Technologies, Inc.*	7,327	589,823
Cognizant Technology Solutions Corp., Class A	24,162	1,848,393
EPAM Systems, Inc.*	2,762	466,336
Gartner, Inc.*	3,852	1,616,838
GoDaddy, Inc., Class A*	7,044	1,268,906
International Business Machines Corp.	45,667	11,355,556
VeriSign, Inc.*	4,142	1,051,530

		27,830,057

Semiconductors & Semiconductor Equipment (8.9%)
Advanced Micro Devices, Inc.*	79,959	8,214,988
Analog Devices, Inc.	24,394	4,919,538
Applied Materials, Inc.	40,147	5,826,133
Broadcom, Inc.	231,554	38,769,086
Enphase Energy, Inc.*	6,370	395,258
First Solar, Inc.*	5,469	691,446
Intel Corp.	214,359	4,868,093
KLA Corp.	6,552	4,454,050
Lam Research Corp.	63,169	4,592,386
Microchip Technology, Inc.	26,206	1,268,632
Micron Technology, Inc.	55,118	4,789,203
Monolithic Power Systems, Inc.	2,402	1,393,112
NVIDIA Corp.	1,209,802	131,118,341
NXP Semiconductors NV	12,549	2,385,063
ON Semiconductor Corp.*	21,038	856,036
QUALCOMM, Inc.	54,637	8,392,789
Skyworks Solutions, Inc.	8,035	519,302
Teradyne, Inc.	7,863	649,484
Texas Instruments, Inc.	44,928	8,073,562

		232,176,502

Software (8.8%)
Adobe, Inc.*	21,504	8,247,429
ANSYS, Inc.*	4,257	1,347,596
Autodesk, Inc.*	10,743	2,812,517
Cadence Design Systems, Inc.*	13,617	3,463,212
Crowdstrike Holdings, Inc., Class A*	12,168	4,290,193
Fair Isaac Corp.*	1,197	2,207,460
Fortinet, Inc.*	31,586	3,040,468
Gen Digital, Inc.	27,406	727,355
Intuit, Inc.	13,810	8,479,202
Microsoft Corp.	367,238	137,857,473
Oracle Corp.	79,989	11,183,262
Palantir Technologies, Inc., Class A*	101,074	8,530,646
Palo Alto Networks, Inc.*	32,593	5,561,669
PTC, Inc.*	6,006	930,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	5,312	$3,131,849
Salesforce, Inc.	47,261	12,682,962
ServiceNow, Inc.*	10,165	8,092,763
Synopsys, Inc.*	7,640	3,276,414
Tyler Technologies, Inc.*	2,110	1,226,733
Workday, Inc., Class A*	10,528	2,458,604

		229,548,437

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.#	742,087	164,839,785
Dell Technologies, Inc., Class C	15,125	1,378,644
Hewlett Packard Enterprise Co.	64,951	1,002,194
HP, Inc.	45,948	1,272,300
NetApp, Inc.	10,109	887,975
Seagate Technology Holdings plc	10,522	893,844
Super Micro Computer, Inc.(x)*	24,775	848,296
Western Digital Corp.*	16,810	679,628

		171,802,666

Total Information Technology		695,946,814

Materials (1.8%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	10,937	3,225,540
Albemarle Corp.	5,835	420,237
CF Industries Holdings, Inc.	8,326	650,677
Corteva, Inc.	34,060	2,143,396
Dow, Inc.	34,858	1,217,241
DuPont de Nemours, Inc.	20,642	1,541,544
Eastman Chemical Co.	5,830	513,681
Ecolab, Inc.	12,513	3,172,296
International Flavors & Fragrances, Inc.	12,595	977,498
Linde plc	23,509	10,946,731
LyondellBasell Industries NV, Class A	13,060	919,424
Mosaic Co. (The)	16,769	452,931
PPG Industries, Inc.	11,271	1,232,484
Sherwin-Williams Co. (The)	11,477	4,007,653

		31,421,333

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,066	1,465,947
Vulcan Materials Co.	6,474	1,510,384

		2,976,331

Containers & Packaging (0.2%)
Amcor plc	69,701	676,100
Avery Dennison Corp.	4,071	724,516
Ball Corp.	14,732	767,095
International Paper Co.	26,341	1,405,293
Packaging Corp. of America	4,416	874,456
Smurfit WestRock plc	24,733	1,114,469

		5,561,929

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	71,208	2,695,935
Newmont Corp.	56,525	2,729,027
Nucor Corp.	11,462	1,379,337
Steel Dynamics, Inc.	6,839	855,422

		7,659,721

Total Materials		47,619,314

Real Estate (2.0%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	7,566	699,931
Healthpeak Properties, Inc. (REIT)	35,632	720,479
Ventas, Inc. (REIT)	21,067	1,448,567
Welltower, Inc. (REIT)	29,814	4,567,803

		7,436,780

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	33,912	481,889

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	45,994	5,141,669

Office REITs (0.0%)†
BXP, Inc. (REIT)	7,406	497,609

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,601	1,909,519
CoStar Group, Inc.*	20,296	1,608,052

		3,517,571

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	6,925	1,486,244
Camden Property Trust (REIT)	5,523	675,463
Equity Residential (REIT)	16,726	1,197,247
Essex Property Trust, Inc. (REIT)	3,181	975,199
Invitation Homes, Inc. (REIT)	27,891	972,001
Mid-America Apartment Communities, Inc. (REIT)	5,661	948,670
UDR, Inc. (REIT)	14,644	661,470

		6,916,294

Retail REITs (0.2%)
Federal Realty Investment
Trust (REIT)	3,629	354,989
Kimco Realty Corp. (REIT)	34,249	727,449
Realty Income Corp. (REIT)	43,131	2,502,029
Regency Centers Corp. (REIT)	7,806	575,771
Simon Property Group, Inc. (REIT)	15,131	2,512,956

		6,673,194

Specialized REITs (0.9%)
American Tower Corp. (REIT)	23,149	5,037,223
Crown Castle, Inc. (REIT)	21,758	2,267,836
Digital Realty Trust, Inc. (REIT)	15,691	2,248,364
Equinix, Inc. (REIT)	4,786	3,902,265
Extra Space Storage, Inc. (REIT)	10,360	1,538,357
Iron Mountain, Inc. (REIT)	14,703	1,265,046
Public Storage (REIT)	7,787	2,330,571
SBA Communications Corp. (REIT)	5,232	1,151,092
VICI Properties, Inc. (REIT), Class A	51,916	1,693,500
Weyerhaeuser Co. (REIT)	35,137	1,028,811

		22,463,065

Total Real Estate		53,128,071

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	12,483	803,281
American Electric Power Co., Inc.	26,321	2,876,096
Constellation Energy Corp.	15,530	3,131,314
Duke Energy Corp.	38,256	4,666,084
Edison International	18,900	1,113,588
Entergy Corp.	21,148	1,807,942
Evergy, Inc.	11,139	768,034
Eversource Energy	18,363	1,140,526
Exelon Corp.	49,208	2,267,505
FirstEnergy Corp.	25,790	1,042,432
NextEra Energy, Inc.	101,367	7,185,907
NRG Energy, Inc.	10,031	957,559
PG&E Corp.	107,134	1,840,562
Pinnacle West Capital Corp.	5,503	524,161
PPL Corp.	37,030	1,337,153
Southern Co. (The)	54,402	5,002,264
Xcel Energy, Inc.	28,796	2,038,469

		38,502,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	7,950	$1,228,911

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	33,286	413,412
Vistra Corp.	17,026	1,999,534

		2,412,946

Multi-Utilities (0.6%)
Ameren Corp.	13,385	1,343,854
CenterPoint Energy, Inc.	32,158	1,165,084
CMS Energy Corp.	14,964	1,123,946
Consolidated Edison, Inc.	16,978	1,877,597
Dominion Energy, Inc.	41,081	2,303,412
DTE Energy Co.	10,387	1,436,210
NiSource, Inc.	23,390	937,705
Public Service Enterprise Group, Inc.	24,950	2,053,385
Sempra	31,263	2,230,928
WEC Energy Group, Inc.	15,816	1,723,628

		16,195,749

Water Utilities (0.1%)
American Water Works Co., Inc.	9,722	1,434,189

Total Utilities		59,774,672

Total Common Stocks (89.9%) (Cost $581,465,047)		2,349,213,312

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	75,530	75,530
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	70,088,429	70,109,455

Total Investment Companies		70,184,985

Total Short-Term Investments (2.7%) (Cost $70,199,145)		70,184,985

Total Investments in Securities (92.6%) (Cost $651,664,192)		2,419,398,297
Other Assets Less Liabilities (7.4%)		193,241,693

Net Assets (100%)		$2,612,639,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,892,400.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $2,469,139. This was collateralized by $2,446,718 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 8/15/54 and by cash of $75,530 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	5,327	5,629,904	—	(159,449)	(10,285)	(418,271)	5,041,899	28,045	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	933	6/2025	USD	263,724,113	(21,743)

					(21,743)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$215,993,762	$—	$—	$215,993,762
Consumer Discretionary	242,123,253	—	—	242,123,253
Consumer Staples	142,273,057	—	—	142,273,057
Energy	86,026,506	—	—	86,026,506
Financials	344,973,252	—	—	344,973,252
Health Care	262,377,349	—	—	262,377,349
Industrials	198,977,262	—	—	198,977,262
Information Technology	695,946,814	—	—	695,946,814
Materials	47,619,314	—	—	47,619,314
Real Estate	53,128,071	—	—	53,128,071
Utilities	59,774,672	—	—	59,774,672
Short-Term Investments
Investment Companies	70,184,985	—	—	70,184,985

Total Assets	$2,419,398,297	$—	$—	$2,419,398,297

Liabilities:
Futures	$(21,743)	$—	$—	$(21,743)

Total Liabilities	$(21,743)	$—	$—	$(21,743)

Total	$2,419,376,554	$—	$—	$2,419,376,554

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,815,485,512
Aggregate gross unrealized depreciation	(40,134,201)

Net unrealized appreciation	$1,775,351,311

Federal income tax cost of investments in securities and derivative instruments, if applicable	$644,025,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	20,003	$717,307
Iridium Communications, Inc.	9,943	271,643

		988,950

Entertainment (0.2%)
Warner Music Group Corp., Class A	13,185	413,350

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	24,509	245,090

Media (0.5%)
EchoStar Corp., Class A*	10,770	275,497
New York Times Co. (The), Class A	14,555	721,928
Nexstar Media Group, Inc., Class A	2,622	469,915

		1,467,340

Total Communication Services		3,114,730

Consumer Discretionary (12.0%)
Automobile Components (0.7%)
Autoliv, Inc.	6,450	570,502
Gentex Corp.	19,956	464,975
Goodyear Tire & Rubber Co. (The)*	25,898	239,298
Lear Corp.	4,882	430,690
Visteon Corp.*	2,432	188,772

		1,894,237

Automobiles (0.2%)
Harley-Davidson, Inc.	10,398	262,550
Thor Industries, Inc.	4,747	359,870

		622,420

Broadline Retail (0.4%)
Macy’s, Inc.	24,989	313,862
Nordstrom, Inc.	9,120	222,984
Ollie’s Bargain Outlet Holdings, Inc.*	5,514	641,609

		1,178,455

Diversified Consumer Services (1.3%)
Duolingo, Inc., Class A*	3,404	1,057,078
Graham Holdings Co., Class B	316	303,632
Grand Canyon Education, Inc.*	2,545	440,336
H&R Block, Inc.	12,134	666,278
Service Corp. International	13,061	1,047,492

		3,514,816

Hotels, Restaurants & Leisure (3.1%)
Aramark	23,981	827,824
Boyd Gaming Corp.	6,070	399,588
Cava Group, Inc.*	7,299	630,707
Choice Hotels International, Inc.(x)	1,990	264,232
Churchill Downs, Inc.	6,648	738,393
Hilton Grand Vacations, Inc.*	5,562	208,074
Hyatt Hotels Corp., Class A	3,779	462,927
Light & Wonder, Inc.*	7,992	692,187
Marriott Vacations Worldwide Corp.	2,795	179,551
Planet Fitness, Inc., Class A*	7,637	737,811
Texas Roadhouse, Inc., Class A	5,963	993,615
Travel + Leisure Co.	6,438	298,015
Vail Resorts, Inc.	3,362	537,987
Wendy’s Co. (The)	15,441	225,902
Wingstop, Inc.	2,602	586,959
Wyndham Hotels & Resorts, Inc.	7,076	640,449

		8,424,221

Household Durables (1.5%)
KB Home	6,047	351,452
Somnigroup International, Inc.(x)	17,341	1,038,379
Taylor Morrison Home Corp., Class A*	9,281	557,231
Toll Brothers, Inc.	8,970	947,142
TopBuild Corp.*	2,646	806,898
Whirlpool Corp.(x)	4,988	449,568

		4,150,670

Leisure Products (0.5%)
Brunswick Corp.	5,907	318,092
Mattel, Inc.*	30,308	588,884
Polaris, Inc.(x)	4,609	188,693
YETI Holdings, Inc.*	7,617	252,123

		1,347,792

Specialty Retail (3.3%)
Abercrombie & Fitch Co., Class A*	4,505	344,047
AutoNation, Inc.*	2,370	383,750
Bath & Body Works, Inc.	19,209	582,417
Burlington Stores, Inc.*	5,624	1,340,368
Chewy, Inc., Class A*	14,984	487,130
Dick’s Sporting Goods, Inc.	5,210	1,050,128
Five Below, Inc.*	4,947	370,654
Floor & Decor Holdings, Inc., Class A*	9,664	777,662
GameStop Corp., Class A(x)*	36,363	811,622
Gap, Inc. (The)	19,893	409,995
Lithia Motors, Inc., Class A	2,400	704,496
Murphy USA, Inc.	1,639	770,019
Penske Automotive Group, Inc.	1,729	248,941
RH*	1,340	314,109
Valvoline, Inc.*	11,598	403,726

		8,999,064

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	10,723	211,565
Columbia Sportswear Co.(x)	2,812	212,840
Crocs, Inc.*	5,137	545,549
PVH Corp.	5,057	326,885
Skechers USA, Inc., Class A*	11,762	667,846
Under Armour, Inc., Class A*	14,159	88,494
Under Armour, Inc., Class C*	15,246	90,713
VF Corp.	29,486	457,623

		2,601,515

Total Consumer Discretionary		32,733,190

Consumer Staples (4.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	740	176,742
Celsius Holdings, Inc.(x)*	14,204	505,946
Coca-Cola Consolidated, Inc.	536	723,600

		1,406,288

Consumer Staples Distribution & Retail (3.0%)
Albertsons Cos., Inc., Class A	36,013	791,926
BJ’s Wholesale Club Holdings, Inc.*	11,875	1,354,937
Casey’s General Stores, Inc.	3,316	1,439,277
Maplebear, Inc.*	14,519	579,163
Performance Food Group Co.*	14,088	1,107,739
Sprouts Farmers Market, Inc.*	9,002	1,374,065
US Foods Holding Corp.*	20,925	1,369,751

		8,016,858

Food Products (0.9%)
Darling Ingredients, Inc.*	14,208	443,858
Flowers Foods, Inc.	17,002	323,208
Ingredion, Inc.	5,837	789,221
Lancaster Colony Corp.	1,698	297,150
Pilgrim’s Pride Corp.*	3,818	208,119
Post Holdings, Inc.*	4,182	486,618

		2,548,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.5%)
BellRing Brands, Inc.*	11,492	$855,694
Coty, Inc., Class A*	34,131	186,697
e.l.f. Beauty, Inc.(x)*	5,075	318,659

		1,361,050

Total Consumer Staples		13,332,370

Energy (3.7%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	17,412	518,877
NOV, Inc.	34,808	529,778
Valaris Ltd.*	5,757	226,020
Weatherford International plc	6,409	343,202

		1,617,877

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	30,239	544,302
Antero Resources Corp.*	26,536	1,073,116
Chord Energy Corp.	5,272	594,260
Civitas Resources, Inc.	7,803	272,247
CNX Resources Corp.*	13,373	420,982
DT Midstream, Inc.	9,077	875,749
HF Sinclair Corp.	14,377	472,716
Matador Resources Co.	10,423	532,511
Murphy Oil Corp.	11,959	339,636
Ovintiv, Inc.	23,593	1,009,780
PBF Energy, Inc., Class A	8,729	166,637
Permian Resources Corp.	57,885	801,707
Range Resources Corp.	22,085	881,854
Viper Energy, Inc., Class A	11,696	528,074

		8,513,571

Total Energy		10,131,448

Financials (16.8%)
Banks (6.2%)
Associated Banc-Corp.	14,325	322,742
Bank OZK	9,390	407,995
Cadence Bank	16,445	499,270
Columbia Banking System, Inc.	19,041	474,883
Comerica, Inc.	12,031	710,551
Commerce Bancshares, Inc.	11,020	685,775
Cullen/Frost Bankers, Inc.	5,738	718,398
East West Bancorp, Inc.	12,641	1,134,656
First Financial Bankshares, Inc.	11,497	412,972
First Horizon Corp.	48,239	936,801
Flagstar Financial, Inc.	27,453	319,004
FNB Corp.	33,647	452,552
Glacier Bancorp, Inc.	10,328	456,704
Hancock Whitney Corp.	7,828	410,579
Home BancShares, Inc.	16,587	468,914
International Bancshares Corp.	4,692	295,878
Old National Bancorp	29,177	618,261
Pinnacle Financial Partners, Inc.	6,959	737,932
Prosperity Bancshares, Inc.	8,444	602,648
SouthState Corp.	8,923	828,233
Synovus Financial Corp.	12,969	606,171
Texas Capital Bancshares, Inc.*	4,170	311,499
UMB Financial Corp.	6,228	629,651
United Bankshares, Inc.	12,258	424,985
Valley National Bancorp	43,355	385,426
Webster Financial Corp.	15,449	796,396
Western Alliance Bancorp	10,040	771,373
Wintrust Financial Corp.	6,135	689,942
Zions Bancorp NA	13,566	676,401

		16,786,592

Capital Markets (3.3%)
Affiliated Managers Group, Inc.	2,647	444,776
Carlyle Group, Inc. (The)	19,389	845,167
Evercore, Inc., Class A	3,260	651,087
Federated Hermes, Inc., Class B	7,655	312,094
Hamilton Lane, Inc., Class A	3,893	578,772
Houlihan Lokey, Inc., Class A	5,205	840,608
Interactive Brokers Group, Inc., Class A	9,887	1,637,188
Janus Henderson Group plc	12,489	451,477
Jefferies Financial Group, Inc.	15,097	808,746
Morningstar, Inc.	2,317	694,799
SEI Investments Co.	9,029	700,921
Stifel Financial Corp.	9,845	927,990

		8,893,625

Consumer Finance (0.7%)
Ally Financial, Inc.	25,404	926,484
FirstCash Holdings, Inc.	3,720	447,590
SLM Corp.	20,529	602,937

		1,977,011

Financial Services (1.4%)
Equitable Holdings, Inc.‡	7,679	399,999
Essent Group Ltd.	9,389	541,933
Euronet Worldwide, Inc.*	3,773	403,145
MGIC Investment Corp.	22,631	560,796
Shift4 Payments, Inc., Class A(x)*	6,246	510,361
Voya Financial, Inc.	9,098	616,481
Western Union Co. (The)	31,657	334,931
WEX, Inc.*	3,245	509,530

		3,877,176

Insurance (4.6%)
American Financial Group, Inc.	6,497	853,316
Brighthouse Financial, Inc.*	5,332	309,203
CNO Financial Group, Inc.	9,654	402,089
Fidelity National Financial, Inc.	23,520	1,530,681
First American Financial Corp.	9,180	602,483
Hanover Insurance Group, Inc. (The)	3,208	558,032
Kemper Corp.	5,289	353,570
Kinsale Capital Group, Inc.	1,973	960,279
Old Republic International Corp.	21,263	833,935
Primerica, Inc.	3,061	870,946
Reinsurance Group of America, Inc.	5,906	1,162,891
RenaissanceRe Holdings Ltd.	4,571	1,097,040
RLI Corp.	7,204	578,697
Ryan Specialty Holdings, Inc., Class A	9,603	709,374
Selective Insurance Group, Inc.	5,355	490,197
Unum Group	15,195	1,237,785

		12,550,518

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	53,443	1,085,427
Starwood Property Trust, Inc. (REIT)	30,008	593,258

		1,678,685

Total Financials		45,763,607

Health Care (8.2%)
Biotechnology (2.4%)
BioMarin Pharmaceutical, Inc.*	17,103	1,209,011
Cytokinetics, Inc.*	10,680	429,229
Exelixis, Inc.*	25,434	939,024
Halozyme Therapeutics, Inc.*	11,494	733,432
Neurocrine Biosciences, Inc.*	8,990	994,294
Roivant Sciences Ltd.*	38,312	386,568
Sarepta Therapeutics, Inc.*	8,583	547,767
United Therapeutics Corp.*	4,001	1,233,388

		6,472,713

Health Care Equipment & Supplies (1.5%)
Dentsply Sirona, Inc.	17,730	264,886
Envista Holdings Corp.*	15,560	268,566
Globus Medical, Inc., Class A*	10,285	752,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	4,559	$289,724
Lantheus Holdings, Inc.*	6,221	607,170
LivaNova plc*	4,811	188,976
Masimo Corp.*	4,005	667,233
Penumbra, Inc.*	3,477	929,785

		3,969,202

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	8,233	249,624
Amedisys, Inc.*	2,838	262,884
Chemed Corp.	1,319	811,607
Encompass Health Corp.	9,070	918,610
Ensign Group, Inc. (The)	5,039	652,047
HealthEquity, Inc.*	7,895	697,681
Hims & Hers Health, Inc.*	17,183	507,758
Option Care Health, Inc.*	15,392	537,950
Tenet Healthcare Corp.*	8,616	1,158,852

		5,797,013

Health Care Technology (0.2%)
Doximity, Inc., Class A*	12,024	697,753

Life Sciences Tools & Services (1.6%)
Avantor, Inc.*	60,983	988,534
Bio-Rad Laboratories, Inc., Class A*	1,724	419,898
Bruker Corp.	9,900	413,226
Illumina, Inc.*	14,224	1,128,532
Medpace Holdings, Inc.*	2,257	687,685
Repligen Corp.*	4,675	594,847
Sotera Health Co.*	13,388	156,104

		4,388,826

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	5,390	669,168
Perrigo Co. plc	12,043	337,686

		1,006,854

Total Health Care		22,332,361

Industrials (18.9%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	8,125	801,531
Curtiss-Wright Corp.	3,393	1,076,497
Hexcel Corp.	7,075	387,427
Woodward, Inc.	5,314	969,752

		3,235,207

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	10,620	415,030

Building Products (2.2%)
AAON, Inc.	6,011	469,639
Advanced Drainage Systems, Inc.	6,307	685,256
Carlisle Cos., Inc.	4,023	1,369,832
Fortune Brands Innovations, Inc.	11,166	679,786
Owens Corning	7,681	1,097,000
Simpson Manufacturing Co., Inc.	3,716	583,709
Trex Co., Inc.*	9,550	554,855
UFP Industries, Inc.	5,407	578,765

		6,018,842

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	3,992	343,951
Clean Harbors, Inc.*	4,595	905,674
MSA Safety, Inc.	3,469	508,868
RB Global, Inc.	16,685	1,673,505
Tetra Tech, Inc.	23,900	699,075

		4,131,073

Construction & Engineering (2.0%)
AECOM	12,082	1,120,364
Comfort Systems USA, Inc.	3,194	1,029,522
EMCOR Group, Inc.	4,124	1,524,354
Fluor Corp.*	15,351	549,873
MasTec, Inc.*	5,542	646,807
Valmont Industries, Inc.	1,808	515,949

		5,386,869

Electrical Equipment (1.2%)
Acuity, Inc.	2,771	729,743
EnerSys	3,563	326,300
NEXTracker, Inc., Class A*	12,943	545,418
nVent Electric plc	14,850	778,437
Regal Rexnord Corp.	5,948	677,180
Sensata Technologies Holding plc	13,305	322,912

		3,379,990

Ground Transportation (1.4%)
Avis Budget Group, Inc.(x)*	1,569	119,087
Knight-Swift Transportation Holdings, Inc., Class A	14,312	622,429
Landstar System, Inc.	3,001	450,750
Ryder System, Inc.	3,876	557,408
Saia, Inc.*	2,378	830,944
XPO, Inc.*	10,547	1,134,646

		3,715,264

Machinery (4.6%)
AGCO Corp.	5,584	516,911
Chart Industries, Inc.*	3,805	549,290
CNH Industrial NV	79,076	971,053
Crane Co.	4,368	669,090
Donaldson Co., Inc.	10,357	694,540
Esab Corp.	5,113	595,665
Flowserve Corp.	11,793	575,970
Graco, Inc.	14,952	1,248,642
ITT, Inc.	7,318	945,193
Lincoln Electric Holdings, Inc.	5,077	960,365
Middleby Corp. (The)*	4,858	738,319
Mueller Industries, Inc.	10,296	783,937
Oshkosh Corp.	5,787	544,441
RBC Bearings, Inc.*	2,820	907,391
Terex Corp.	5,857	221,278
Timken Co. (The)	5,769	414,618
Toro Co. (The)	9,059	659,042
Watts Water Technologies, Inc., Class A	2,456	500,828

		12,496,573

Marine Transportation (0.2%)
Kirby Corp.*	5,163	521,515

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	11,119	547,277
American Airlines Group, Inc.*	60,357	636,766

		1,184,043

Professional Services (2.3%)
CACI International, Inc., Class A*	2,020	741,178
Concentrix Corp.	4,157	231,295
ExlService Holdings, Inc.*	14,700	693,987
Exponent, Inc.	4,409	357,394
FTI Consulting, Inc.*	3,122	512,258
Genpact Ltd.	14,649	738,017
Insperity, Inc.	3,216	286,964
KBR, Inc.	11,938	594,632
ManpowerGroup, Inc.	4,255	246,279
Maximus, Inc.	5,244	357,588
Parsons Corp.*	4,112	243,471
Paylocity Holding Corp.*	3,932	736,621
Science Applications International Corp.	4,428	497,132

		6,236,816

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	3,517	792,521
Core & Main, Inc., Class A*	17,181	830,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	3,254	$505,248
MSC Industrial Direct Co., Inc., Class A	3,972	308,505
Watsco, Inc.	3,156	1,604,195
WESCO International, Inc.	4,042	627,723

		4,668,206

Total Industrials		51,389,428

Information Technology (9.0%)
Communications Equipment (0.4%)
Ciena Corp.*	12,948	782,448
Lumentum Holdings, Inc.*	6,330	394,612

		1,177,060

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	4,690	486,963
Avnet, Inc.	7,874	378,661
Belden, Inc.	3,667	367,617
Cognex Corp.	15,172	452,581
Coherent Corp.*	14,006	909,550
Crane NXT Co.	4,402	226,263
Fabrinet*	3,228	637,562
Flex Ltd.*	34,895	1,154,326
IPG Photonics Corp.*	2,267	143,138
Littelfuse, Inc.	2,218	436,369
Novanta, Inc.*	3,192	408,161
TD SYNNEX Corp.	6,825	709,527
Vontier Corp.	13,450	441,832

		6,752,550

IT Services (0.3%)
ASGN, Inc.*	3,920	247,038
Kyndryl Holdings, Inc.*	21,092	662,289

		909,327

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	11,682	293,569
Amkor Technology, Inc.	10,263	185,350
Cirrus Logic, Inc.*	4,747	473,062
Entegris, Inc.	13,616	1,191,128
Lattice Semiconductor Corp.*	12,435	652,216
MACOM Technology Solutions Holdings, Inc.*	5,328	534,825
MKS Instruments, Inc.	5,994	480,419
Onto Innovation, Inc.*	4,393	533,046
Power Integrations, Inc.	4,915	248,207
Rambus, Inc.*	9,499	491,811
Silicon Laboratories, Inc.*	2,935	330,393
Synaptics, Inc.*	3,547	226,015
Universal Display Corp.	3,976	554,572

		6,194,613

Software (3.0%)
Appfolio, Inc., Class A*	2,057	452,334
BILL Holdings, Inc.*	8,472	388,780
Blackbaud, Inc.*	3,499	217,113
Commvault Systems, Inc.*	3,958	624,414
Docusign, Inc.*	18,218	1,482,945
Dolby Laboratories, Inc., Class A	5,306	426,125
Dropbox, Inc., Class A*	19,801	528,885
Dynatrace, Inc.*	26,738	1,260,697
Guidewire Software, Inc.*	7,547	1,414,006
Manhattan Associates, Inc.*	5,478	947,913
Qualys, Inc.*	3,254	409,776

		8,152,988

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	27,777	1,229,688

Total Information Technology		24,416,226

Materials (6.0%)
Chemicals (1.5%)
Ashland, Inc.	4,112	243,801
Avient Corp.	8,313	308,911
Axalta Coating Systems Ltd.*	19,727	654,345
Cabot Corp.	4,923	409,298
NewMarket Corp.	669	378,955
Olin Corp.	10,437	252,993
RPM International, Inc.	11,646	1,347,209
Scotts Miracle-Gro Co. (The)	3,905	214,345
Westlake Corp.	3,109	310,993

		4,120,850

Construction Materials (0.4%)
Eagle Materials, Inc.	2,987	662,905
Knife River Corp.*	5,130	462,777

		1,125,682

Containers & Packaging (1.6%)
AptarGroup, Inc.	5,980	887,312
Berry Global Group, Inc.	10,657	743,965
Crown Holdings, Inc.	10,598	945,978
Graphic Packaging Holding Co.	27,313	709,046
Greif, Inc., Class A	2,379	130,821
Silgan Holdings, Inc.	7,310	373,687
Sonoco Products Co.	8,664	409,287

		4,200,096

Metals & Mining (2.3%)
Alcoa Corp.	23,381	713,120
ATI, Inc.*	12,629	657,087
Carpenter Technology Corp.	4,544	823,282
Cleveland-Cliffs, Inc.(x)*	43,705	359,255
Commercial Metals Co.	10,073	463,459
Reliance, Inc.	4,837	1,396,684
Royal Gold, Inc.	5,899	964,545
United States Steel Corp.(x)	20,368	860,752

		6,238,184

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,578	513,065

Total Materials		16,197,877

Real Estate (6.7%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	19,667	1,241,184

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	31,849	538,248
Omega Healthcare Investors, Inc. (REIT)	25,429	968,336
Sabra Health Care REIT, Inc. (REIT)	21,312	372,321

		1,878,905

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	18,451	197,057

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	4,610	812,051
First Industrial Realty Trust, Inc. (REIT)	11,874	640,721
Rexford Industrial Realty, Inc. (REIT)	20,012	783,470
STAG Industrial, Inc. (REIT)	16,259	587,275

		2,823,517

Office REITs (0.6%)
COPT Defense Properties (REIT)	9,967	271,800
Cousins Properties, Inc. (REIT)	14,998	442,441
Kilroy Realty Corp. (REIT)	9,387	307,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	15,200	$562,248

		1,584,007

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	4,311	1,068,740

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	28,225	1,067,187
Equity LifeStyle Properties, Inc. (REIT)	17,153	1,144,105
Independence Realty Trust, Inc. (REIT)	20,374	432,540

		2,643,832

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	9,585	739,866
Brixmor Property Group, Inc. (REIT)	27,689	735,143
Kite Realty Group Trust (REIT)	19,445	434,985
NNN REIT, Inc. (REIT)	16,920	721,638

		2,631,632

Specialized REITs (1.6%)
CubeSmart (REIT)	20,016	854,883
EPR Properties (REIT)	7,000	368,270
Gaming and Leisure Properties, Inc. (REIT)	24,969	1,270,922
Lamar Advertising Co. (REIT), Class A	7,938	903,186
National Storage Affiliates Trust (REIT)	6,265	246,841
PotlatchDeltic Corp. (REIT)	6,370	287,415
Rayonier, Inc. (REIT)	12,192	339,913

		4,271,430

Total Real Estate		18,340,304

Utilities (2.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	5,050	331,785
IDACORP, Inc.	4,826	560,878
OGE Energy Corp.	18,592	854,488
Portland General Electric Co.	9,561	426,421
TXNM Energy, Inc.	8,306	444,205

		2,617,777

Gas Utilities (1.1%)
National Fuel Gas Co.	8,381	663,691
New Jersey Resources Corp.	9,139	448,359
ONE Gas, Inc.	5,134	388,079
Southwest Gas Holdings, Inc.	5,402	387,864
Spire, Inc.	5,310	415,508
UGI Corp.	19,360	640,235

		2,943,736

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	5,097	360,715

Multi-Utilities (0.3%)
Black Hills Corp.	6,287	381,306
Northwestern Energy Group, Inc.	5,447	315,218

		696,524

Water Utilities (0.3%)
Essential Utilities, Inc.	22,828	902,391

Total Utilities		7,521,143

Total Common Stocks (90.2%) (Cost $172,326,378)		245,272,684

SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,169,468	2,169,468
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	14,716,533	14,720,948

Total Investment Companies		16,890,416

Total Short-Term Investments (6.2%) (Cost $16,888,596)		16,890,416

Total Investments in Securities (96.4%) (Cost $189,214,974)		262,163,100
Other Assets Less Liabilities (3.6%)		9,851,317

Net Assets (100%)		$272,014,417

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $3,784,630. This was collateralized by $1,720,891 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $2,169,468 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	7,679	379,294	—	(18,897)	6,574	33,028	399,999	—	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	89	6/2025	USD	26,153,540	211,753
S&P Midcap 400 Micro E-Mini Index	15	6/2025	USD	440,790	(2,581)

					209,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,114,730	$—	$—	$3,114,730
Consumer Discretionary	32,733,190	—	—	32,733,190
Consumer Staples	13,332,370	—	—	13,332,370
Energy	10,131,448	—	—	10,131,448
Financials	45,763,607	—	—	45,763,607
Health Care	22,332,361	—	—	22,332,361
Industrials	51,389,428	—	—	51,389,428
Information Technology	24,416,226	—	—	24,416,226
Materials	16,197,877	—	—	16,197,877
Real Estate	18,340,304	—	—	18,340,304
Utilities	7,521,143	—	—	7,521,143
Futures	211,753	—	—	211,753
Short-Term Investments
Investment Companies	16,890,416	—	—	16,890,416

Total Assets	$262,374,853	$—	$—	$262,374,853

Liabilities:
Futures	$(2,581)	$—	$—	$(2,581)

Total Liabilities	$(2,581)	$—	$—	$(2,581)

Total	$262,372,272	$—	$—	$262,372,272

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,720,539
Aggregate gross unrealized depreciation	(17,214,897)

Net unrealized appreciation	$74,505,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$187,866,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	2,429	$88,901
AST SpaceMobile, Inc., Class A(x)*	44,273	1,006,768
ATN International, Inc.	4,498	91,354
Bandwidth, Inc., Class A*	7,225	94,647
Cogent Communications Holdings, Inc.	14,973	917,995
Globalstar, Inc.*	16,853	351,554
IDT Corp., Class B	5,506	282,513
Liberty Latin America Ltd., Class A*	12,552	79,454
Liberty Latin America Ltd., Class C*	43,507	270,179
Lumen Technologies, Inc.*	335,675	1,315,846
Shenandoah Telecommunications Co.	17,194	216,129

		4,715,340

Entertainment (0.4%)
AMC Entertainment Holdings, Inc.,
Class A*	126,288	362,447
Atlanta Braves Holdings, Inc., Class A*	3,376	148,105
Atlanta Braves Holdings, Inc., Class C*	17,272	691,053
Cinemark Holdings, Inc.(x)	37,519	933,848
Eventbrite, Inc., Class A*	25,203	53,178
Golden Matrix Group, Inc.(x)*	7,275	14,332
IMAX Corp.*	14,106	371,693
Lions Gate Entertainment Corp., Class A(x)*	21,437	189,717
Lions Gate Entertainment Corp., Class B*	38,350	303,732
LiveOne, Inc.(x)*	17,172	12,003
Madison Square Garden Entertainment Corp., Class A*	13,370	437,734
Marcus Corp. (The)	5,703	95,183
Playstudios, Inc.*	25,594	32,504
Reservoir Media, Inc.*	7,941	60,590
Sphere Entertainment Co.*	9,542	312,214
Vivid Seats, Inc., Class A*	28,485	84,316

		4,102,649

Interactive Media & Services (0.5%)
Bumble, Inc., Class A*	29,690	128,855
Cargurus, Inc., Class A*	29,127	848,469
Cars.com, Inc.*	21,506	242,373
EverQuote, Inc., Class A*	8,151	213,475
fuboTV, Inc.*	111,766	326,357
Getty Images Holdings, Inc.(x)*	33,072	57,214
Grindr, Inc.*	8,804	157,592
MediaAlpha, Inc., Class A*	9,528	88,039
Nextdoor Holdings, Inc.*	60,980	93,299
Outbrain, Inc.*	10,844	40,448
QuinStreet, Inc.*	18,960	338,246
Shutterstock, Inc.	8,359	155,728
System1, Inc.(x)*	6,185	2,358
TrueCar, Inc.*	28,020	44,272
Vimeo, Inc.*	51,285	269,759
Webtoon Entertainment, Inc.*	7,588	58,200
Yelp, Inc., Class A*	21,490	795,775
Ziff Davis, Inc.*	14,638	550,096
ZipRecruiter, Inc., Class A*	23,731	139,775

		4,550,330

Media (0.7%)
Advantage Solutions, Inc.*	43,731	66,034
AMC Networks, Inc., Class A*	10,494	72,199
Boston Omaha Corp., Class A*	8,603	125,432
Cable One, Inc.	1,949	517,986
Cardlytics, Inc.(x)*	16,109	29,318
Clear Channel Outdoor Holdings, Inc.*	122,972	136,499
EchoStar Corp., Class A(x)*	40,296	1,030,772
Emerald Holding, Inc.(x)	8,778	34,497
Entravision Communications Corp., Class A	25,751	54,077
EW Scripps Co. (The), Class A*	14,874	44,027
Gambling.com Group Ltd.*	7,172	90,511
Gannett Co., Inc.*	48,899	141,318
Gray Media, Inc.	28,642	123,733
Ibotta, Inc., Class A(x)*	5,353	225,897
iHeartMedia, Inc., Class A*	25,642	42,309
Integral Ad Science Holding Corp.*	24,839	200,202
John Wiley & Sons, Inc., Class A	13,010	579,726
Magnite, Inc.*	43,511	496,460
National CineMedia, Inc.*	22,295	130,203
PubMatic, Inc., Class A*	14,636	133,773
Scholastic Corp.	8,516	160,782
Sinclair, Inc.	9,157	145,871
Stagwell, Inc., Class A*	29,479	178,348
TechTarget, Inc.*	6,520	96,561
TEGNA, Inc.	55,017	1,002,410
Thryv Holdings, Inc.*	12,452	159,510
Townsquare Media, Inc., Class A	3,536	28,783
WideOpenWest, Inc.*	18,748	92,803

		6,140,041

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	22,715	195,803
Spok Holdings, Inc.	6,131	100,794
Telephone and Data Systems, Inc.	33,474	1,296,783

		1,593,380

Total Communication Services		21,101,740

Consumer Discretionary (8.2%)
Automobile Components (1.0%)
Adient plc*	29,106	374,303
American Axle & Manufacturing Holdings, Inc.*	41,656	169,540
Cooper-Standard Holdings, Inc.*	4,114	63,026
Dana, Inc.	42,452	565,885
Dorman Products, Inc.*	8,818	1,062,922
Fox Factory Holding Corp.*	14,212	331,708
Gentherm, Inc.*	10,427	278,818
Goodyear Tire & Rubber Co. (The)*	96,796	894,395
Holley, Inc.*	15,807	40,624
LCI Industries	8,560	748,401
Luminar Technologies, Inc., Class A(x)*	5,763	31,063
Modine Manufacturing Co.*	17,429	1,337,676
Patrick Industries, Inc.	10,988	929,145
Phinia, Inc.	13,742	583,073
Solid Power, Inc.(x)*	38,698	40,633
Standard Motor Products, Inc.	7,603	189,543
Stoneridge, Inc.*	6,911	31,722
Visteon Corp.*	9,244	717,519
XPEL, Inc.(m)*	8,295	243,707

		8,633,703

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	5,691	11,382
Winnebago Industries, Inc.	8,501	292,945

		304,327

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	7,082	21,529
Groupon, Inc.(x)*	8,706	163,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.(x)*	12,577	$86,781

		271,722

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	6,038	153,184
GigaCloud Technology, Inc., Class A(x)*	8,905	126,451
Weyco Group, Inc.	1,672	50,963

		330,598

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	12,611	1,269,171
American Public Education, Inc.*	3,778	84,325
Carriage Services, Inc., Class A	4,657	180,459
Chegg, Inc.*	40,180	25,683
Coursera, Inc.*	46,435	309,257
European Wax Center, Inc., Class A*	7,908	31,237
Frontdoor, Inc.*	26,649	1,023,855
Graham Holdings Co., Class B	1,090	1,047,337
KinderCare Learning Cos., Inc.(x)*	9,247	107,173
Laureate Education, Inc.*	45,441	929,268
Lincoln Educational Services Corp.*	9,717	154,209
Mister Car Wash, Inc.*	32,870	259,344
Nerdy, Inc.(x)*	18,727	26,592
OneSpaWorld Holdings Ltd.	34,821	584,645
Perdoceo Education Corp.	21,619	544,366
Strategic Education, Inc.	7,507	630,288
Stride, Inc.*	14,339	1,813,883
Udemy, Inc.*	31,978	248,149
Universal Technical Institute, Inc.*	14,812	380,372
Zspace, Inc.(x)*	577	4,276

		9,653,889

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	18,952	188,004
Biglari Holdings, Inc., Class B(x)*	241	52,186
BJ’s Restaurants, Inc.*	7,042	241,259
Bloomin’ Brands, Inc.	27,156	194,709
Brinker International, Inc.*	14,882	2,218,162
Cheesecake Factory, Inc. (The)(x)	16,399	797,975
Cracker Barrel Old Country Store, Inc.(x)	7,507	291,422
Dave & Buster’s Entertainment, Inc.(x)*	10,898	191,478
Denny’s Corp.*	12,333	45,262
Despegar.com Corp.*	23,559	442,674
Dine Brands Global, Inc.	3,783	88,030
El Pollo Loco Holdings, Inc.*	8,790	90,537
Everi Holdings, Inc.*	28,265	386,383
First Watch Restaurant Group, Inc.*	11,216	186,746
Full House Resorts, Inc.(x)*	8,508	35,563
Global Business Travel Group I*	43,270	314,140
Golden Entertainment, Inc.	6,602	174,227
Hilton Grand Vacations, Inc.*	24,489	916,133
Inspired Entertainment, Inc.*	5,966	50,950
International Game Technology plc	39,223	637,766
Jack in the Box, Inc.	6,592	179,236
Krispy Kreme, Inc.(x)	31,352	154,252
Kura Sushi USA, Inc., Class A(x)*	2,508	128,410
Life Time Group Holdings, Inc.*	28,406	857,861
Lindblad Expeditions Holdings, Inc.*	12,756	118,248
Monarch Casino & Resort, Inc.	4,693	364,881
Nathan’s Famous, Inc.	740	71,318
ONE Group Hospitality, Inc. (The)(x)*	4,880	14,591
Papa John’s International, Inc.	11,435	469,750
PlayAGS, Inc.*	11,273	136,516
Portillo’s, Inc., Class A(x)*	18,249	216,981
Potbelly Corp.*	6,626	63,013
RCI Hospitality Holdings, Inc.	2,026	86,996
Red Rock Resorts, Inc., Class A	16,978	736,336
Rush Street Interactive, Inc.*	24,326	260,775
Sabre Corp.*	130,895	367,815
Shake Shack, Inc., Class A*	12,928	1,139,862
Six Flags Entertainment Corp.	31,812	1,134,734
Super Group SGHC Ltd.	48,771	314,085
Sweetgreen, Inc., Class A*	34,796	870,596
Target Hospitality Corp.*	16,056	105,648
United Parks & Resorts, Inc.*	10,514	477,966
Vacasa, Inc., Class A(x)*	2,300	12,374
Xponential Fitness, Inc., Class A*	5,814	48,431

		15,874,281

Household Durables (1.8%)
Beazer Homes USA, Inc.*	10,423	212,525
Cavco Industries, Inc.*	2,785	1,447,170
Century Communities, Inc.	9,820	658,922
Champion Homes, Inc.*	18,021	1,707,670
Cricut, Inc., Class A	11,943	61,506
Dream Finders Homes, Inc., Class A(x)*	9,592	216,396
Ethan Allen Interiors, Inc.	7,840	217,168
Flexsteel Industries, Inc.	1,149	41,950
GoPro, Inc., Class A(x)*	31,675	20,997
Green Brick Partners, Inc.*	10,630	619,835
Hamilton Beach Brands Holding Co., Class A	2,136	41,503
Helen of Troy Ltd.*	7,971	426,369
Hooker Furnishings Corp.	2,745	27,560
Hovnanian Enterprises, Inc., Class A*	1,702	178,216
Installed Building Products, Inc.	7,903	1,355,048
iRobot Corp.*	7,456	20,131
KB Home	21,338	1,240,165
Landsea Homes Corp.*	6,958	44,670
La-Z-Boy, Inc.	14,640	572,278
Legacy Housing Corp.*	2,514	63,403
LGI Homes, Inc.*	7,271	483,303
Lifetime Brands, Inc.(x)	3,139	15,475
Lovesac Co. (The)*	3,573	64,957
M/I Homes, Inc.*	9,116	1,040,865
Meritage Homes Corp.	24,059	1,705,302
Purple Innovation, Inc., Class A(x)*	13,339	10,127
Sonos, Inc.*	42,508	453,560
Taylor Morrison Home Corp., Class A*	34,712	2,084,109
Traeger, Inc.*	12,075	20,286
Tri Pointe Homes, Inc.*	31,933	1,019,301
United Homes Group, Inc.(x)*	1,537	4,304

		16,075,071

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	9,519	653,574
AMMO, Inc.(x)*	36,244	50,017
Clarus Corp.	8,706	32,647
Escalade, Inc.(x)	2,626	40,178
Funko, Inc., Class A*	14,117	96,843
JAKKS Pacific, Inc.	2,756	67,990
Johnson Outdoors, Inc., Class A	1,968	48,885
Latham Group, Inc.*	16,146	103,819
Malibu Boats, Inc., Class A*	6,998	214,699
Marine Products Corp.(x)	4,230	35,490
MasterCraft Boat Holdings, Inc.*	4,927	84,843
Peloton Interactive, Inc., Class A(x)*	120,267	760,087
Smith & Wesson Brands, Inc.	11,059	103,070
Solo Brands, Inc., Class A(x)*	5,482	920
Sturm Ruger & Co., Inc.	5,381	211,419
Topgolf Callaway Brands Corp.*	50,654	333,810

		2,838,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.8%)
1-800-Flowers.com, Inc., Class A*	9,522	$56,180
Abercrombie & Fitch Co., Class A*	16,830	1,285,307
Academy Sports & Outdoors, Inc.	23,567	1,074,891
American Eagle Outfitters, Inc.	60,807	706,577
America’s Car-Mart, Inc.*	2,271	103,081
Arhaus, Inc., Class A*	12,589	109,524
Arko Corp.	31,609	124,856
Asbury Automotive Group, Inc.*	6,636	1,465,494
BARK, Inc.*	45,194	62,820
Beyond, Inc.*	10,960	63,568
Boot Barn Holdings, Inc.*	10,128	1,088,051
Buckle, Inc. (The)	10,810	414,239
Build-A-Bear Workshop, Inc.	3,094	115,004
Caleres, Inc.	10,973	189,065
Camping World Holdings, Inc., Class A	19,069	308,155
Citi Trends, Inc.*	2,395	53,013
Designer Brands, Inc., Class A(x)	13,262	48,406
Destination XL Group, Inc.*	17,053	24,897
EVgo, Inc., Class A*	29,616	78,779
Foot Locker, Inc.*	28,250	398,325
Genesco, Inc.*	2,632	55,877
Group 1 Automotive, Inc.	4,476	1,709,608
GrowGeneration Corp.(x)*	14,317	15,462
Haverty Furniture Cos., Inc.	3,409	67,225
J Jill, Inc.	1,809	35,330
Lands’ End, Inc.*	4,587	46,696
Leslie’s, Inc.*	43,579	32,052
MarineMax, Inc.*	7,636	164,174
Monro, Inc.	10,388	150,314
National Vision Holdings, Inc.*	26,735	341,673
ODP Corp. (The)*	10,649	152,600
OneWater Marine, Inc., Class A*	2,740	44,333
Petco Health & Wellness Co., Inc., Class A*	40,900	124,745
RealReal, Inc. (The)*	34,045	183,503
Revolve Group, Inc., Class A*	14,036	301,634
RumbleON, Inc., Class B(x)*	4,153	11,711
Sally Beauty Holdings, Inc.*	37,284	336,675
Shoe Carnival, Inc.	6,547	143,969
Signet Jewelers Ltd.	14,416	836,993
Sleep Number Corp.*	5,455	34,585
Sonic Automotive, Inc., Class A	5,382	306,559
Stitch Fix, Inc., Class A*	37,632	122,304
ThredUp, Inc., Class A*	18,809	45,330
Tile Shop Holdings, Inc.*	8,174	52,968
Tilly’s, Inc., Class A*	3,775	8,305
Torrid Holdings, Inc.(x)*	8,659	47,451
Upbound Group, Inc.	18,526	443,883
Urban Outfitters, Inc.*	21,915	1,148,346
Victoria’s Secret & Co.*	27,140	504,261
Warby Parker, Inc., Class A*	31,189	568,575
Winmark Corp.	996	316,599
Zumiez, Inc.*	3,798	56,552

		16,180,524

Textiles, Apparel & Luxury Goods (0.4%)
Figs, Inc., Class A*	47,080	216,097
G-III Apparel Group Ltd.*	12,626	345,321
Hanesbrands, Inc.*	118,037	681,073
Kontoor Brands, Inc.	18,390	1,179,351
Movado Group, Inc.	3,576	59,791
Oxford Industries, Inc.	5,192	304,615
Rocky Brands, Inc.	1,874	32,551
Steven Madden Ltd.	24,378	649,430
Superior Group of Cos., Inc.	4,482	49,033
Vera Bradley, Inc.*	9,360	21,060
Wolverine World Wide, Inc.	27,044	376,182

		3,914,504

Total Consumer Discretionary		74,076,910

Consumer Staples (2.9%)
Beverages (0.4%)
MGP Ingredients, Inc.	4,952	145,489
National Beverage Corp.	7,959	330,617
Primo Brands Corp.	67,316	2,389,045
Vita Coco Co., Inc. (The)*	12,806	392,504

		3,257,655

Consumer Staples Distribution & Retail (1.0%)
Andersons, Inc. (The)	11,345	487,041
Chefs’ Warehouse, Inc. (The)*	12,025	654,881
Guardian Pharmacy Services, Inc., Class A*	2,391	50,833
HF Foods Group, Inc.(x)*	11,584	56,762
Ingles Markets, Inc., Class A	4,909	319,723
Natural Grocers by Vitamin Cottage, Inc.	3,664	147,293
PriceSmart, Inc.	8,591	754,719
SpartanNash Co.	12,428	251,791
Sprouts Farmers Market, Inc.*	33,956	5,183,044
United Natural Foods, Inc.*	19,191	525,641
Village Super Market, Inc., Class A	2,765	105,098
Weis Markets, Inc.	5,565	428,783

		8,965,609

Food Products (0.9%)
Alico, Inc.	2,249	67,110
B&G Foods, Inc.(x)	26,605	182,776
Beyond Meat, Inc.(x)*	20,364	62,110
BRC, Inc., Class A(x)*	21,888	45,746
Calavo Growers, Inc.	4,357	104,525
Cal-Maine Foods, Inc.	13,895	1,263,056
Dole plc	26,197	378,547
Forafric Global plc(x)*	1,534	13,192
Fresh Del Monte Produce, Inc.	11,856	365,521
Hain Celestial Group, Inc. (The)*	31,138	129,223
J & J Snack Foods Corp.	4,978	655,702
John B Sanfilippo & Son, Inc.	3,094	219,241
Lancaster Colony Corp.	6,644	1,162,700
Lifeway Foods, Inc.*	3,112	76,088
Limoneira Co.	5,301	93,934
Mama’s Creations, Inc.*	8,281	53,909
Mission Produce, Inc.*	12,896	135,150
Seneca Foods Corp., Class A*	1,492	132,848
Simply Good Foods Co. (The)*	31,020	1,069,880
SunOpta, Inc.*	31,548	153,323
TreeHouse Foods, Inc.*	16,204	438,966
Utz Brands, Inc.	23,178	326,346
Vital Farms, Inc.*	10,786	328,649
Westrock Coffee Co.(x)*	11,792	85,138
WK Kellogg Co.(x)	22,634	451,096

		7,994,776

Household Products (0.3%)
Central Garden & Pet Co.*	3,588	131,536
Central Garden & Pet Co., Class A*	16,861	551,861
Energizer Holdings, Inc.	24,518	733,579
Oil-Dri Corp. of America	3,270	150,158
WD-40 Co.	4,431	1,081,164

		2,648,298

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	37,994	50,912
Edgewell Personal Care Co.	16,760	523,080
Herbalife Ltd.(x)*	33,798	291,677
Honest Co., Inc. (The)*	28,411	133,532
Interparfums, Inc.	6,122	697,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.*	2,503	$33,740
Nature’s Sunshine Products, Inc.*	5,188	65,109
Nu Skin Enterprises, Inc., Class A	17,833	129,467
Olaplex Holdings, Inc.(x)*	51,181	65,000
USANA Health Sciences, Inc.*	3,745	101,003
Waldencast plc, Class A(x)*	9,849	29,547

		2,120,179

Tobacco (0.1%)
Ispire Technology, Inc.*	7,055	19,260
Turning Point Brands, Inc.	5,699	338,749
Universal Corp.	7,621	427,157

		785,166

Total Consumer Staples		25,771,683

Energy (4.6%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	56,337	1,478,283
Aris Water Solutions, Inc., Class A	9,113	291,981
Atlas Energy Solutions, Inc.(x)	24,924	444,644
Borr Drilling Ltd.(x)	81,540	178,573
Bristow Group, Inc., Class A*	7,867	248,440
Cactus, Inc., Class A	22,828	1,046,207
ChampionX Corp.	63,990	1,906,902
Core Laboratories, Inc.	16,583	248,579
DMC Global, Inc.*	5,431	45,729
Drilling Tools International Corp.*	1,919	4,548
Expro Group Holdings NV*	31,852	316,609
Flowco Holdings, Inc., Class A*	4,543	116,528
Forum Energy Technologies, Inc.*	3,579	71,974
Geospace Technologies Corp.(x)*	3,136	22,611
Helix Energy Solutions Group, Inc.*	49,578	411,993
Helmerich & Payne, Inc.	33,476	874,393
Innovex International, Inc.*	11,101	199,374
Kodiak Gas Services, Inc.	14,035	523,505
Liberty Energy, Inc., Class A	54,298	859,537
Mammoth Energy Services, Inc.*	6,257	12,764
Nabors Industries Ltd.*	3,134	130,719
Natural Gas Services Group, Inc.*	3,331	73,182
Noble Corp. plc	46,555	1,103,353
NPK International, Inc.*	27,268	158,427
Oceaneering International, Inc.*	34,333	748,803
Oil States International, Inc.*	14,972	77,106
Patterson-UTI Energy, Inc.	129,354	1,063,290
ProFrac Holding Corp., Class A(x)*	6,679	50,694
ProPetro Holding Corp.*	31,955	234,869
Ranger Energy Services, Inc., Class A	5,719	81,153
RPC, Inc.	20,788	114,334
SEACOR Marine Holdings, Inc.*	9,184	46,471
Seadrill Ltd.*	22,225	555,625
Select Water Solutions, Inc., Class A	30,858	324,009
Solaris Energy Infrastructure, Inc., Class A	9,857	214,488
TETRA Technologies, Inc.*	34,791	116,898
Tidewater, Inc.(x)*	16,832	711,489
Transocean Ltd.*	251,605	797,588
Valaris Ltd.*	21,448	842,048

		16,747,720

Oil, Gas & Consumable Fuels (2.7%)
Aemetis, Inc.(x)*	9,323	16,222
Amplify Energy Corp.*	9,878	36,944
Ardmore Shipping Corp.	14,109	138,127
Berry Corp.	18,541	59,517
BKV Corp.*	5,723	120,183
California Resources Corp.	23,308	1,024,853
Centrus Energy Corp., Class A(x)*	4,650	289,276
Clean Energy Fuels Corp.*	57,500	89,125
CNX Resources Corp.*	48,965	1,541,418
Comstock Resources, Inc.*	33,238	676,061
Core Natural Resources, Inc.	17,770	1,370,067
Crescent Energy Co., Class A	54,807	616,031
CVR Energy, Inc.	11,724	227,446
Delek US Holdings, Inc.	21,086	317,766
DHT Holdings, Inc.	46,434	487,557
Diversified Energy Co. plc(m)(x)	16,390	221,593
Dorian LPG Ltd.	12,296	274,693
Empire Petroleum Corp.*	3,717	23,343
Encore Energy Corp.*	59,146	81,030
Energy Fuels, Inc.(x)*	63,519	236,926
Evolution Petroleum Corp.	9,400	48,692
Excelerate Energy, Inc., Class A	4,107	117,789
FLEX LNG Ltd.(x)	10,596	243,602
FutureFuel Corp.	10,021	39,082
Golar LNG Ltd.	33,717	1,280,909
Granite Ridge Resources, Inc.	18,519	112,595
Green Plains, Inc.*	15,738	76,329
Gulfport Energy Corp.*	4,425	814,819
Hallador Energy Co.*	5,963	73,226
HighPeak Energy, Inc.(x)	6,967	88,202
Infinity Natural Resources, Inc., Class A*	2,798	52,462
International Seaways, Inc.	13,754	456,633
Kinetik Holdings, Inc., Class A	13,163	683,686
Kosmos Energy Ltd.*	158,317	360,963
Magnolia Oil & Gas Corp., Class A	59,118	1,493,321
Murphy Oil Corp.	47,278	1,342,695
NACCO Industries, Inc., Class A(x)	1,173	39,565
NextDecade Corp.*	39,857	310,087
Nordic American Tankers Ltd.	68,141	167,627
Northern Oil & Gas, Inc.	34,153	1,032,445
Par Pacific Holdings, Inc.*	18,948	270,198
PBF Energy, Inc., Class A	34,988	667,921
Peabody Energy Corp.	42,932	581,729
Prairie Operating Co.(x)*	1,028	5,500
PrimeEnergy Resources Corp.*	216	49,224
REX American Resources Corp.*	5,475	205,696
Riley Exploration Permian, Inc.	3,246	94,686
Ring Energy, Inc.*	50,797	58,416
Sable Offshore Corp.(x)*	17,443	442,529
SandRidge Energy, Inc.	7,275	83,080
Scorpio Tankers, Inc.	15,405	578,920
SFL Corp. Ltd.	43,374	355,667
Sitio Royalties Corp., Class A	27,521	546,842
SM Energy Co.	39,632	1,186,978
Talos Energy, Inc.*	50,343	489,334
Teekay Corp. Ltd.	13,608	89,405
Teekay Tankers Ltd., Class A	8,367	320,205
Uranium Energy Corp.*	140,002	669,210
Ur-Energy, Inc.*	83,413	56,229
VAALCO Energy, Inc.	27,616	103,836
Verde Clean Fuels, Inc.(x)*	1,072	3,591
Vital Energy, Inc.(x)*	10,689	226,821
Vitesse Energy, Inc.(x)	8,566	210,638
W&T Offshore, Inc.(x)	24,066	37,302
World Kinect Corp.	20,595	584,074

		24,600,938

Total Energy		41,348,658

Financials (17.8%)
Banks (9.7%)
1st Source Corp.	6,099	364,781
ACNB Corp.	2,807	115,536
Amalgamated Financial Corp.	6,545	188,169
Amerant Bancorp, Inc., Class A	12,487	257,732
Ameris Bancorp	22,856	1,315,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ames National Corp.	2,304	$40,366
Arrow Financial Corp.	4,821	126,744
Associated Banc-Corp.	55,514	1,250,730
Atlantic Union Bankshares Corp.	31,028	966,212
Axos Financial, Inc.*	18,937	1,221,815
Banc of California, Inc.	47,476	673,684
BancFirst Corp.	6,970	765,794
Bancorp, Inc. (The)*	15,830	836,457
Bank First Corp.	3,394	341,912
Bank of Hawaii Corp.	13,288	916,473
Bank of Marin Bancorp	4,768	105,230
Bank of NT Butterfield & Son Ltd. (The)	15,349	597,383
Bank7 Corp.	1,474	57,103
BankUnited, Inc.	26,068	897,782
Bankwell Financial Group, Inc.	1,973	59,545
Banner Corp.	12,189	777,293
Bar Harbor Bankshares	4,460	131,570
BayCom Corp.	3,183	80,116
BCB Bancorp, Inc.	4,607	45,425
Berkshire Hills Bancorp, Inc.	14,546	379,505
Blue Foundry Bancorp*	5,793	53,296
Bridgewater Bancshares, Inc.*	6,301	87,521
Brookline Bancorp, Inc.	30,736	335,022
Burke & Herbert Financial Services Corp.	4,375	245,481
Business First Bancshares, Inc.	8,289	201,837
Byline Bancorp, Inc.	12,033	314,783
Cadence Bank	60,868	1,847,953
California Bancorp*	7,367	105,569
Camden National Corp.	5,504	222,747
Capital Bancorp, Inc.	3,358	95,132
Capital City Bank Group, Inc.	4,904	176,348
Capitol Federal Financial, Inc.	41,439	232,058
Carter Bankshares, Inc.*	6,987	113,050
Cathay General Bancorp	22,602	972,564
Central Pacific Financial Corp.	8,787	237,601
Chemung Financial Corp.	961	45,715
ChoiceOne Financial Services, Inc.	2,771	79,722
Citizens & Northern Corp.	4,667	93,900
Citizens Financial Services, Inc.	1,396	81,038
City Holding Co.	5,188	609,434
Civista Bancshares, Inc.	4,511	88,145
CNB Financial Corp.	5,922	131,765
Coastal Financial Corp.*	4,187	378,547
Colony Bankcorp, Inc.	4,569	73,789
Columbia Financial, Inc.*	8,965	134,475
Community Financial System, Inc.	18,013	1,024,219
Community Trust Bancorp, Inc.	4,812	242,332
Community West Bancshares	5,113	94,488
ConnectOne Bancorp, Inc.	11,930	290,018
Customers Bancorp, Inc.*	10,025	503,255
CVB Financial Corp.	44,837	827,691
Dime Community Bancshares, Inc.	12,597	351,204
Eagle Bancorp, Inc.	10,756	225,876
Eastern Bankshares, Inc.	66,687	1,093,667
Enterprise Bancorp, Inc.	3,069	119,476
Enterprise Financial Services Corp.	12,888	692,601
Equity Bancshares, Inc., Class A	5,346	210,632
Esquire Financial Holdings, Inc.	2,180	164,328
ESSA Bancorp, Inc.	2,300	43,355
Farmers & Merchants Bancorp, Inc.	4,111	98,294
Farmers National Banc Corp.	11,987	156,430
FB Financial Corp.	12,720	589,699
Fidelity D&D Bancorp, Inc.	1,409	58,629
Financial Institutions, Inc.	6,336	158,147
First Bancorp (Nasdaq Stock Exchange)	13,793	553,651
First Bancorp (New York Stock Exchange)	54,812	1,050,746
First Bancorp, Inc. (The)	3,211	79,376
First Bancshares, Inc. (The)	10,782	364,539
First Bank	6,369	94,325
First Busey Corp.	28,197	609,055
First Business Financial Services, Inc.	2,277	107,361
First Commonwealth Financial Corp.	34,785	540,559
First Community Bankshares, Inc.	5,467	206,051
First Financial Bancorp	32,433	810,176
First Financial Bankshares, Inc.	43,789	1,572,901
First Financial Corp.	3,492	171,038
First Financial Northwest, Inc.	1,823	41,309
First Foundation, Inc.	15,886	82,448
First Internet Bancorp	2,020	54,096
First Interstate BancSystem, Inc., Class A	28,010	802,487
First Merchants Corp.	19,655	794,848
First Mid Bancshares, Inc.	7,836	273,476
First of Long Island Corp. (The)	5,935	73,297
First Western Financial, Inc.*	2,311	45,411
Five Star Bancorp	4,935	137,193
Flagstar Financial, Inc.	87,587	1,017,761
Flushing Financial Corp.	11,996	152,349
FS Bancorp, Inc.	1,970	74,880
Fulton Financial Corp.	61,403	1,110,780
FVCBankcorp, Inc.*	4,863	51,402
German American Bancorp, Inc.	9,490	355,875
Glacier Bancorp, Inc.	38,337	1,695,262
Great Southern Bancorp, Inc.	2,913	161,293
Greene County Bancorp, Inc.	2,554	61,577
Guaranty Bancshares, Inc.	2,409	96,432
Hancock Whitney Corp.	29,372	1,540,561
Hanmi Financial Corp.	9,152	207,384
HarborOne Bancorp, Inc.	12,739	132,103
HBT Financial, Inc.	4,223	94,637
Heritage Commerce Corp.	19,850	188,972
Heritage Financial Corp.	12,146	295,512
Hilltop Holdings, Inc.	16,287	495,939
Hingham Institution For Savings (The)(x)	572	136,022
Home Bancorp, Inc.	2,210	99,008
Home BancShares, Inc.	62,742	1,773,716
HomeStreet, Inc.*	6,814	79,996
HomeTrust Bancshares, Inc.	4,492	153,986
Hope Bancorp, Inc.	40,751	426,663
Horizon Bancorp, Inc.	14,297	215,599
Independent Bank Corp.	6,943	213,775
Independent Bank Corp./MA	14,894	933,109
International Bancshares Corp.	18,493	1,166,169
Investar Holding Corp.	2,228	39,235
John Marshall Bancorp, Inc.	3,462	57,192
Kearny Financial Corp.	15,358	96,141
Lakeland Financial Corp.	8,230	489,191
LCNB Corp.	3,813	56,394
LINKBANCORP, Inc.	5,760	39,053
Live Oak Bancshares, Inc.	11,429	304,697
Mercantile Bank Corp.	5,563	241,657
Metrocity Bankshares, Inc.	6,354	175,180
Metropolitan Bank Holding Corp.*	3,387	189,638
Mid Penn Bancorp, Inc.	5,437	140,873
Middlefield Banc Corp.	2,152	60,148
Midland States Bancorp, Inc.	5,487	93,938
MidWestOne Financial Group, Inc.	6,256	185,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MVB Financial Corp.	3,268	$56,602
National Bank Holdings Corp., Class A	12,755	488,134
National Bankshares, Inc.	1,775	47,268
NB Bancorp, Inc.*	13,525	244,397
NBT Bancorp, Inc.	16,095	690,476
Nicolet Bankshares, Inc.	4,551	495,877
Northeast Bank	2,171	198,733
Northeast Community Bancorp, Inc.	3,719	87,173
Northfield Bancorp, Inc.	11,279	123,054
Northrim Bancorp, Inc.	1,587	116,200
Northwest Bancshares, Inc.	43,219	519,492
Norwood Financial Corp.	2,114	51,095
Oak Valley Bancorp	2,092	52,216
OceanFirst Financial Corp.	19,646	334,179
OFG Bancorp	16,106	644,562
Old National Bancorp	106,547	2,257,731
Old Second Bancorp, Inc.	13,701	227,985
Orange County Bancorp, Inc.	2,992	69,983
Origin Bancorp, Inc.	9,753	338,137
Orrstown Financial Services, Inc.	6,214	186,482
Pacific Premier Bancorp, Inc.	33,111	705,927
Park National Corp.	5,062	766,387
Parke Bancorp, Inc.	3,609	67,994
Pathward Financial, Inc.	8,642	630,434
PCB Bancorp	3,326	62,230
Peapack-Gladstone Financial Corp.	5,785	164,294
Peoples Bancorp of North Carolina, Inc.	1,258	34,268
Peoples Bancorp, Inc.	11,266	334,150
Peoples Financial Services Corp.	2,908	129,319
Pioneer Bancorp, Inc.*	4,694	54,967
Plumas Bancorp	1,620	70,097
Ponce Financial Group, Inc.*	5,490	69,558
Preferred Bank	4,233	354,133
Primis Financial Corp.	6,629	64,765
Princeton Bancorp, Inc.	1,492	45,581
Provident Bancorp, Inc.*	3,919	44,990
Provident Financial Services, Inc.	42,265	725,690
QCR Holdings, Inc.	5,810	414,369
RBB Bancorp	5,408	89,232
Red River Bancshares, Inc.	1,622	83,776
Renasant Corp.	20,981	711,885
Republic Bancorp, Inc., Class A	2,562	163,507
S&T Bancorp, Inc.	13,344	494,395
Sandy Spring Bancorp, Inc.	14,526	406,002
Seacoast Banking Corp. of Florida	28,060	721,984
ServisFirst Bancshares, Inc.	17,333	1,431,706
Shore Bancshares, Inc.	11,297	152,961
Sierra Bancorp	3,661	102,069
Simmons First National Corp., Class A	42,173	865,812
SmartFinancial, Inc.	4,969	154,437
South Plains Financial, Inc.	3,771	124,896
Southern First Bancshares, Inc.*	2,194	72,227
Southern Missouri Bancorp, Inc.	2,932	152,523
Southern States Bancshares, Inc.	2,405	85,979
Southside Bancshares, Inc.	9,989	289,281
SouthState Corp.	33,141	3,076,148
Stellar Bancorp, Inc.	17,089	472,682
Sterling Bancorp, Inc.*	6,057	29,316
Stock Yards Bancorp, Inc.	9,213	636,250
Texas Capital Bancshares, Inc.*	16,093	1,202,147
Third Coast Bancshares, Inc.*	4,014	133,947
Timberland Bancorp, Inc.	2,143	64,612
Tompkins Financial Corp.	4,328	272,577
Towne Bank	23,539	804,798
TriCo Bancshares	10,793	431,396
Triumph Financial, Inc.*	7,826	452,343
TrustCo Bank Corp.	6,132	186,903
Trustmark Corp.	20,482	706,424
UMB Financial Corp.	23,066	2,331,973
United Bankshares, Inc.	45,217	1,567,673
United Community Banks, Inc.	41,312	1,162,107
Unity Bancorp, Inc.	2,277	92,674
Univest Financial Corp.	9,882	280,254
USCB Financial Holdings, Inc.	3,404	63,178
Valley National Bancorp	159,291	1,416,097
Veritex Holdings, Inc.	18,074	451,308
Virginia National Bankshares Corp.	1,430	51,594
WaFd, Inc.	26,033	744,023
Washington Trust Bancorp, Inc.	6,091	187,968
WesBanco, Inc.	28,968	896,849
West Bancorp, Inc.	4,591	91,545
Westamerica Bancorp	8,864	448,784
WSFS Financial Corp.	20,412	1,058,770

		87,364,633

Capital Markets (1.6%)
Acadian Asset Management, Inc.	10,010	258,859
AlTi Global, Inc.(x)*	14,733	44,788
Artisan Partners Asset Management, Inc., Class A	21,797	852,263
B Riley Financial, Inc.(x)	7,245	28,038
BGC Group, Inc., Class A	117,834	1,080,538
Cohen & Steers, Inc.	9,482	760,930
Diamond Hill Investment Group, Inc.	678	96,845
DigitalBridge Group, Inc.	53,555	472,355
Donnelley Financial Solutions, Inc.*	9,436	412,448
Forge Global Holdings, Inc.*	51,900	29,168
GCM Grosvenor, Inc., Class A	14,807	195,897
Hamilton Lane, Inc., Class A	13,216	1,964,823
MarketWise, Inc.	8,613	4,251
Moelis & Co., Class A	22,522	1,314,384
Open Lending Corp.*	26,634	73,510
P10, Inc., Class A	10,725	126,019
Patria Investments Ltd., Class A	19,604	221,329
Perella Weinberg Partners, Class A	17,302	318,357
Piper Sandler Cos.	5,858	1,450,792
PJT Partners, Inc., Class A	8,030	1,107,176
Silvercrest Asset Management Group, Inc., Class A	2,804	45,873
StepStone Group, Inc., Class A	22,285	1,163,946
StoneX Group, Inc.*	14,334	1,094,831
Value Line, Inc.	833	32,212
Victory Capital Holdings, Inc., Class A	14,314	828,351
Virtus Investment Partners, Inc.	2,366	407,804
WisdomTree, Inc.(x)	42,923	382,873

		14,768,660

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	2,262	115,701
Bread Financial Holdings, Inc.	13,868	694,510
Consumer Portfolio Services, Inc.*	3,414	29,599
Dave, Inc.*	2,727	225,414
Encore Capital Group, Inc.*	8,072	276,708
Enova International, Inc.*	8,838	853,397
FirstCash Holdings, Inc.	12,891	1,551,045
Green Dot Corp., Class A*	11,372	95,980
LendingClub Corp.*	39,191	404,451
LendingTree, Inc.*	3,336	167,701
Medallion Financial Corp.	5,088	44,317
Moneylion, Inc.*	2,969	256,848
Navient Corp.	28,145	355,471
Nelnet, Inc., Class A	5,014	556,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NerdWallet, Inc., Class A*	8,728	$78,988
OppFi, Inc.(x)	4,687	43,589
PRA Group, Inc.*	13,611	280,659
PROG Holdings, Inc.	13,843	368,224
Regional Management Corp.	2,796	84,188
Upstart Holdings, Inc.*	26,848	1,235,813
World Acceptance Corp.*	1,165	147,431

		7,866,237

Financial Services (2.6%)
Acacia Research Corp.*	15,130	48,416
Alerus Financial Corp.	5,746	106,071
AvidXchange Holdings, Inc.*	59,278	502,677
Banco Latinoamericano de Comercio Exterior SA, Class E	9,706	355,240
Burford Capital Ltd.	69,448	917,408
Cannae Holdings, Inc.	20,872	382,584
Cantaloupe, Inc.*	14,560	114,587
Cass Information Systems, Inc.	4,661	201,588
Compass Diversified Holdings	23,364	436,206
Enact Holdings, Inc.	9,208	319,978
Essent Group Ltd.	35,207	2,032,148
Evertec, Inc.	21,275	782,282
Federal Agricultural Mortgage Corp., Class C	3,099	581,093
Flywire Corp.*	41,761	396,729
HA Sustainable Infrastructure Capital, Inc.	40,062	1,171,413
International Money Express, Inc.*	7,383	93,173
Jackson Financial, Inc., Class A	24,915	2,087,379
Marqeta, Inc., Class A*	153,013	630,414
Merchants Bancorp	6,569	243,053
Mr Cooper Group, Inc.*	21,195	2,534,922
NCR Atleos Corp.*	25,051	660,845
NewtekOne, Inc.	7,748	92,666
NMI Holdings, Inc., Class A*	27,051	975,189
Onity Group, Inc.*	1,765	57,045
Pagseguro Digital Ltd., Class A*	63,587	485,169
Payoneer Global, Inc.*	90,918	664,611
Paysafe Ltd.*	10,719	168,181
Paysign, Inc.*	14,452	30,638
PennyMac Financial Services, Inc.	9,069	907,898
Priority Technology Holdings, Inc.*	5,363	36,549
Radian Group, Inc.	51,060	1,688,554
Remitly Global, Inc.*	50,805	1,056,744
Repay Holdings Corp., Class A*	30,373	169,178
Sezzle, Inc.(x)*	4,728	164,960
StoneCo Ltd., Class A*	98,121	1,028,308
SWK Holdings Corp.*	1,367	23,772
Velocity Financial, Inc.*	2,650	49,581
Walker & Dunlop, Inc.	11,114	948,691
Waterstone Financial, Inc.	5,208	70,048

		23,215,988

Insurance (2.1%)
Ambac Financial Group, Inc.*	11,292	98,805
American Coastal Insurance Corp.	6,792	78,583
AMERISAFE, Inc.	6,062	318,558
Baldwin Insurance Group, Inc. (The), Class A*	23,142	1,034,216
Bowhead Specialty Holdings, Inc.*	3,873	157,437
CNO Financial Group, Inc.	35,918	1,495,985
Crawford & Co., Class A	4,944	56,461
Donegal Group, Inc., Class A	4,700	92,261
Employers Holdings, Inc.	8,636	437,327
Enstar Group Ltd.*	4,280	1,422,586
F&G Annuities & Life, Inc.	6,573	236,957
Fidelis Insurance Holdings Ltd.	17,887	289,769
Genworth Financial, Inc., Class A*	131,420	931,768
GoHealth, Inc., Class A*	979	12,012
Goosehead Insurance, Inc., Class A	7,659	904,222
Greenlight Capital Re Ltd., Class A*	7,638	103,495
Hamilton Insurance Group Ltd., Class B*	14,166	293,661
HCI Group, Inc.	2,719	405,756
Heritage Insurance Holdings, Inc.*	5,563	80,218
Hippo Holdings, Inc.*	6,638	169,667
Horace Mann Educators Corp.	14,068	601,126
Investors Title Co.	427	102,941
James River Group Holdings Ltd.	13,103	55,033
Kingsway Financial Services, Inc.*	6,048	47,900
Lemonade, Inc.(x)*	17,980	565,111
Maiden Holdings Ltd.*	25,516	14,552
MBIA, Inc.(x)*	13,077	65,123
Mercury General Corp.	8,845	494,436
NI Holdings, Inc.*	3,466	49,425
Oscar Health, Inc., Class A*	69,609	912,574
Palomar Holdings, Inc.*	8,589	1,177,380
ProAssurance Corp.*	19,294	450,515
Root, Inc., Class A*	2,947	393,248
Safety Insurance Group, Inc.	5,181	408,677
Selective Insurance Group, Inc.	20,551	1,881,239
Selectquote, Inc.*	46,846	156,466
SiriusPoint Ltd.*	27,113	468,784
Skyward Specialty Insurance Group, Inc.*	12,892	682,245
Stewart Information Services Corp.	9,221	657,918
Tiptree, Inc., Class A	8,522	205,295
Trupanion, Inc.*	11,291	420,816
United Fire Group, Inc.	7,196	211,994
Universal Insurance Holdings, Inc.	8,061	191,046

		18,833,588

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT)	5,774	32,161
AG Mortgage Investment Trust, Inc. (REIT)	9,124	66,605
Angel Oak Mortgage REIT, Inc. (REIT)	4,892	46,621
Apollo Commercial Real Estate Finance, Inc. (REIT)	48,799	467,006
Arbor Realty Trust, Inc. (REIT)(x)	60,935	715,986
Ares Commercial Real Estate Corp. (REIT)(x)	14,267	66,056
ARMOUR Residential REIT, Inc. (REIT)(x)	18,692	319,633
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	59,219	1,184,380
BrightSpire Capital, Inc. (REIT), Class A	45,731	254,264
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,496	66,091
Chimera Investment Corp. (REIT)	26,856	344,563
Claros Mortgage Trust, Inc. (REIT)	29,053	108,368
Dynex Capital, Inc. (REIT)(x)	26,418	343,962
Ellington Financial, Inc. (REIT)	29,614	392,682
Franklin BSP Realty Trust, Inc. (REIT)	26,464	337,151
Granite Point Mortgage Trust, Inc. (REIT)	17,929	46,615
Invesco Mortgage Capital, Inc. (REIT)(x)	14,561	114,886
KKR Real Estate Finance Trust, Inc. (REIT)	20,778	224,402
Ladder Capital Corp. (REIT)	37,867	432,063
MFA Financial, Inc. (REIT)	33,607	344,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
New York Mortgage Trust, Inc. (REIT)	27,779	$180,286
Nexpoint Real Estate Finance, Inc. (REIT)	3,485	53,286
Orchid Island Capital, Inc. (REIT)(x)	25,540	192,061
PennyMac Mortgage Investment Trust (REIT)	30,946	453,359
Ready Capital Corp. (REIT)(x)	58,358	297,042
Redwood Trust, Inc. (REIT)	45,692	277,350
Seven Hills Realty Trust (REIT)	3,875	48,399
Sunrise Realty Trust, Inc. (REIT)	3,468	38,391
TPG RE Finance Trust, Inc. (REIT)	20,157	164,280
Two Harbors Investment Corp. (REIT)	36,931	493,398

		8,106,155

Total Financials		160,155,261

Health Care (15.0%)
Biotechnology (7.3%)
2seventy bio, Inc.*	18,100	89,414
4D Molecular Therapeutics, Inc.*	15,830	51,131
89bio, Inc.*	33,968	246,947
Absci Corp.(x)*	25,641	64,359
ACADIA Pharmaceuticals, Inc.*	41,928	696,424
ACELYRIN, Inc.*	23,180	57,255
Achieve Life Sciences, Inc.*	8,730	23,309
Acrivon Therapeutics, Inc.(x)*	2,879	5,844
Actinium Pharmaceuticals, Inc.(x)*	7,782	12,529
Acumen Pharmaceuticals, Inc.*	10,500	11,550
ADC Therapeutics SA(x)*	27,676	39,023
ADMA Biologics, Inc.*	76,577	1,519,288
Adverum Biotechnologies, Inc.(x)*	5,293	23,130
Aerovate Therapeutics, Inc.(x)*	4,707	11,815
Agenus, Inc.(x)*	8,797	13,239
Agios Pharmaceuticals, Inc.*	19,160	561,388
Akebia Therapeutics, Inc.*	52,951	101,666
Akero Therapeutics, Inc.*	25,038	1,013,538
Aldeyra Therapeutics, Inc.*	18,431	105,978
Alector, Inc.*	25,514	31,382
Alkermes plc*	54,669	1,805,170
Allogene Therapeutics, Inc.(x)*	32,229	47,054
Altimmune, Inc.(x)*	22,575	112,875
ALX Oncology Holdings, Inc.*	19,796	12,333
Amicus Therapeutics, Inc.*	101,250	826,200
AnaptysBio, Inc.(x)*	7,069	131,413
Anavex Life Sciences Corp.(x)*	25,491	218,713
Anika Therapeutics, Inc.*	4,821	72,460
Annexon, Inc.*	34,546	66,674
Apogee Therapeutics, Inc.*	12,943	483,550
Applied Therapeutics, Inc.(x)*	34,946	17,085
Arbutus Biopharma Corp.(x)*	45,496	158,781
Arcellx, Inc.*	14,726	966,026
Arcturus Therapeutics Holdings, Inc.*	5,542	58,690
Arcus Biosciences, Inc.*	19,713	154,747
Arcutis Biotherapeutics, Inc.*	36,970	578,211
Ardelyx, Inc.*	80,652	396,001
ArriVent Biopharma, Inc.(x)*	8,749	161,769
Arrowhead Pharmaceuticals, Inc.*	41,156	524,327
ARS Pharmaceuticals, Inc.(x)*	16,347	205,645
Artiva Biotherapeutics, Inc.(x)*	4,510	13,530
Astria Therapeutics, Inc.*	16,267	86,866
Atossa Therapeutics, Inc.(x)*	32,246	21,698
Aura Biosciences, Inc.*	15,079	88,363
Aurinia Pharmaceuticals, Inc.*	48,102	386,740
Avidity Biosciences, Inc.*	37,915	1,119,251
Avita Medical, Inc.(x)*	6,276	51,087
Beam Therapeutics, Inc.*	30,859	602,676
Bicara Therapeutics, Inc.(x)*	8,358	108,905
BioCryst Pharmaceuticals, Inc.*	71,187	533,902
Biohaven Ltd.*	28,554	686,438
Biomea Fusion, Inc.(x)*	9,400	20,022
Black Diamond Therapeutics, Inc.*	15,407	23,881
Bluebird Bio, Inc.(x)*	3,220	15,714
Blueprint Medicines Corp.*	21,896	1,938,015
Boundless Bio, Inc.(x)*	4,373	6,603
Bridgebio Pharma, Inc.*	48,534	1,677,820
C4 Therapeutics, Inc.*	15,273	24,437
Cabaletta Bio, Inc.*	14,889	20,621
CAMP4 Therapeutics Corp.*	1,331	5,324
Candel Therapeutics, Inc.(x)*	6,803	38,437
Capricor Therapeutics, Inc.(x)*	9,037	85,761
Cardiff Oncology, Inc.(x)*	13,824	43,407
CareDx, Inc.*	17,390	308,673
Cargo Therapeutics, Inc.*	12,161	49,495
Caribou Biosciences, Inc.*	27,446	25,061
Cartesian Therapeutics, Inc.(x)*	4,357	57,425
Catalyst Pharmaceuticals, Inc.*	38,490	933,383
Celcuity, Inc.(x)*	10,304	104,173
Celldex Therapeutics, Inc.*	22,247	403,783
Century Therapeutics, Inc.(x)*	13,935	6,633
CervoMed, Inc.*	1,383	12,654
CG oncology, Inc.*	17,798	435,873
Cibus, Inc., Class A*	5,659	10,582
Climb Bio, Inc.*	8,526	10,402
Cogent Biosciences, Inc.*	29,521	176,831
Coherus Biosciences, Inc.(x)*	42,317	34,150
Compass Therapeutics, Inc.(x)*	25,339	48,144
Corbus Pharmaceuticals Holdings, Inc.(x)*	3,790	20,125
Crinetics Pharmaceuticals, Inc.*	30,877	1,035,615
Cullinan Therapeutics, Inc.*	16,595	125,624
Cytokinetics, Inc.*	39,208	1,575,770
Day One Biopharmaceuticals, Inc.*	18,821	149,251
Denali Therapeutics, Inc.*	42,919	583,484
Design Therapeutics, Inc.*	9,463	36,527
Dianthus Therapeutics, Inc.(x)*	8,139	147,641
Disc Medicine, Inc.*	7,214	358,103
Dynavax Technologies Corp.*	46,539	603,611
Dyne Therapeutics, Inc.*	28,585	298,999
Editas Medicine, Inc.(x)*	31,004	35,965
Elevation Oncology, Inc.(x)*	13,152	3,408
Enanta Pharmaceuticals, Inc.*	5,140	28,373
Entrada Therapeutics, Inc.*	8,332	75,321
Erasca, Inc.*	61,223	83,876
Fate Therapeutics, Inc.(x)*	33,964	26,835
Fennec Pharmaceuticals, Inc.*	5,733	34,914
Fibrobiologics, Inc.(x)*	6,302	5,672
Foghorn Therapeutics, Inc.(x)*	8,281	30,226
Galectin Therapeutics, Inc.(x)*	4,708	5,744
Generation Bio Co.*	15,091	6,112
Geron Corp.*	197,909	314,675
Greenwich Lifesciences, Inc.(x)*	1,876	17,897
Gyre Therapeutics, Inc.*	3,157	24,372
Halozyme Therapeutics, Inc.*	42,079	2,685,061
Heron Therapeutics, Inc.*	42,487	93,471
HilleVax, Inc.(x)*	10,523	15,258
Humacyte, Inc.(x)*	27,937	47,633
Ideaya Biosciences, Inc.*	29,196	478,230
IGM Biosciences, Inc.*	7,775	8,941
ImmunityBio, Inc.(x)*	49,018	147,544
Immunome, Inc.*	17,046	114,720
Immunovant, Inc.*	19,810	338,553
Inhibrx Biosciences, Inc.(x)*	5,646	78,988
Inmune Bio, Inc.(x)*	3,101	24,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Inovio Pharmaceuticals, Inc.(x)*	12,089	$19,705
Inozyme Pharma, Inc.(x)*	13,343	12,142
Insmed, Inc.*	58,377	4,453,581
Intellia Therapeutics, Inc.*	34,321	244,022
Invivyd, Inc.(x)*	19,854	12,018
Iovance Biotherapeutics, Inc.*	89,802	299,041
Ironwood Pharmaceuticals, Inc., Class A*	47,946	70,481
iTeos Therapeutics, Inc.*	7,506	44,811
Janux Therapeutics, Inc.*	10,535	284,445
Jasper Therapeutics, Inc.(x)*	3,962	17,037
KalVista Pharmaceuticals, Inc.*	12,070	139,288
Keros Therapeutics, Inc.*	7,964	81,153
Kiniksa Pharmaceuticals International plc, Class A*	12,634	280,601
Kodiak Sciences, Inc.*	8,097	22,712
Korro Bio, Inc.(x)*	1,574	27,403
Krystal Biotech, Inc.*	8,567	1,544,630
Kura Oncology, Inc.*	24,307	160,426
Kymera Therapeutics, Inc.*	15,470	423,414
Kyverna Therapeutics, Inc.(x)*	12,838	24,777
Larimar Therapeutics, Inc.(x)*	16,557	35,598
LENZ Therapeutics, Inc.(x)*	4,751	122,148
Lexeo Therapeutics, Inc.(x)*	8,590	29,807
Lexicon Pharmaceuticals, Inc.(x)*	40,045	18,453
Lineage Cell Therapeutics, Inc.(x)*	39,201	17,703
Lyell Immunopharma, Inc.(x)*	70,665	38,018
MacroGenics, Inc.*	21,684	27,539
Madrigal Pharmaceuticals, Inc.(x)*	6,164	2,041,702
MannKind Corp.*	88,807	446,699
MeiraGTx Holdings plc*	16,628	112,738
Mersana Therapeutics, Inc.*	38,040	13,093
Metagenomi, Inc.*	6,117	8,319
Metsera, Inc.(x)*	3,704	100,823
MiMedx Group, Inc.*	42,799	325,272
Mineralys Therapeutics, Inc.*	10,206	162,071
Mirum Pharmaceuticals, Inc.*	13,661	615,428
Monte Rosa Therapeutics, Inc.(x)*	12,762	59,216
Myriad Genetics, Inc.*	30,832	273,480
Neurogene, Inc.(x)*	3,657	42,823
Nkarta, Inc.(x)*	20,918	38,489
Novavax, Inc.(x)*	51,803	332,057
Nurix Therapeutics, Inc.*	24,409	289,979
Nuvalent, Inc., Class A*	11,805	837,211
Ocugen, Inc.(x)*	105,173	74,284
Olema Pharmaceuticals, Inc.*	15,282	57,460
Organogenesis Holdings, Inc., Class A*	25,570	110,462
ORIC Pharmaceuticals, Inc.*	20,299	113,268
Outlook Therapeutics, Inc.(x)*	3,701	4,515
Ovid therapeutics, Inc.*	14,887	4,643
PDL BioPharma, Inc.(r)*	24,135	—
PepGen, Inc.(x)*	6,143	8,631
Perspective Therapeutics, Inc.*	19,074	40,628
Praxis Precision Medicines, Inc.*	5,949	225,289
Precigen, Inc.(x)*	56,823	84,666
Prelude Therapeutics, Inc.*	2,475	1,901
Prime Medicine, Inc.(x)*	21,625	43,034
ProKidney Corp., Class A(x)*	44,855	39,302
Protagonist Therapeutics, Inc.*	20,402	986,641
Prothena Corp. plc(x)*	15,463	191,355
PTC Therapeutics, Inc.*	26,304	1,340,452
Puma Biotechnology, Inc.*	10,526	31,157
Pyxis Oncology, Inc.(x)*	16,902	16,562
Q32 Bio, Inc.(x)*	2,126	3,508
RAPT Therapeutics, Inc.(x)*	11,485	14,012
Recursion Pharmaceuticals, Inc., Class A(x)*	82,395	435,870
REGENXBIO, Inc.*	15,028	107,450
Regulus Therapeutics, Inc.(x)*	15,966	27,941
Relay Therapeutics, Inc.*	39,450	103,359
Renovaro, Inc.(x)*	39,649	21,537
Replimune Group, Inc.*	22,328	217,698
Revolution Medicines, Inc.*	57,273	2,025,173
Rhythm Pharmaceuticals, Inc.*	18,888	1,000,497
Rigel Pharmaceuticals, Inc.*	4,272	76,853
Rocket Pharmaceuticals, Inc.*	24,795	165,383
Sage Therapeutics, Inc.*	19,113	151,948
Sana Biotechnology, Inc.(x)*	53,760	90,317
Savara, Inc.(x)*	38,122	105,598
Scholar Rock Holding Corp.*	26,901	864,867
Sera Prognostics, Inc., Class A(x)*	8,701	32,020
Shattuck Labs, Inc.*	13,740	13,054
Skye Bioscience, Inc.*	7,366	11,712
Soleno Therapeutics, Inc.*	8,450	603,753
Solid Biosciences, Inc.*	11,028	40,804
SpringWorks Therapeutics, Inc.*	23,216	1,024,522
Spyre Therapeutics, Inc.*	13,202	213,014
Stoke Therapeutics, Inc.*	12,188	81,050
Summit Therapeutics, Inc.(x)*	30,896	595,984
Sutro Biopharma, Inc.*	27,671	18,003
Syndax Pharmaceuticals, Inc.*	28,226	346,756
Tango Therapeutics, Inc.*	17,556	24,052
Taysha Gene Therapies, Inc.*	65,611	91,199
Tenaya Therapeutics, Inc.*	17,769	10,130
Tevogen Bio Holdings, Inc.(x)*	5,177	5,591
TG Therapeutics, Inc.*	47,111	1,857,587
Tourmaline Bio, Inc.*	6,905	105,025
Travere Therapeutics, Inc.*	27,281	488,876
TScan Therapeutics, Inc.*	12,278	16,944
Twist Bioscience Corp.*	20,273	795,918
Tyra Biosciences, Inc.*	7,080	65,844
Upstream Bio, Inc.*	6,417	39,272
UroGen Pharma Ltd.*	12,717	140,650
Vanda Pharmaceuticals, Inc.*	21,969	100,838
Vaxcyte, Inc.*	41,778	1,577,537
Vera Therapeutics, Inc., Class A*	15,219	365,560
Veracyte, Inc.*	26,014	771,315
Verastem, Inc.(x)*	9,214	55,560
Vericel Corp.*	17,022	759,522
Verve Therapeutics, Inc.*	24,887	113,734
Vir Biotechnology, Inc.*	30,980	200,750
Viridian Therapeutics, Inc.*	24,478	329,963
Voyager Therapeutics, Inc.*	16,308	55,121
Werewolf Therapeutics, Inc.*	7,501	7,292
X4 Pharmaceuticals, Inc.(x)*	42,913	10,145
XBiotech, Inc.(x)*	4,587	14,862
Xencor, Inc.*	21,634	230,186
XOMA Royalty Corp.*	2,463	49,088
Y-mAbs Therapeutics, Inc.*	13,626	60,363
Zenas Biopharma, Inc.(x)*	3,557	28,100
Zentalis Pharmaceuticals, Inc.*	20,602	32,757
Zura Bio Ltd., Class A(x)*	18,825	24,284
Zymeworks, Inc.*	18,724	223,003

		66,122,805

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	23,288	41,686
Alphatec Holdings, Inc.*	34,668	351,534
AngioDynamics, Inc.*	9,429	88,538
Anteris Technologies Global Corp.*	3,087	11,237
Artivion, Inc.*	13,285	326,545
AtriCure, Inc.*	16,790	541,645
Avanos Medical, Inc.*	15,988	229,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Axogen, Inc.*	13,921	$257,538
Beta Bionics, Inc.*	3,705	45,349
Bioventus, Inc., Class A*	13,440	122,976
Ceribell, Inc.(x)*	2,890	55,517
Cerus Corp.*	49,315	68,548
CONMED Corp.(x)	10,500	634,095
CVRx, Inc.*	3,432	41,973
Embecta Corp.	20,748	264,537
Fractyl Health, Inc.(x)*	9,603	11,428
Glaukos Corp.*	16,548	1,628,654
Haemonetics Corp.*	16,945	1,076,855
ICU Medical, Inc.*	7,413	1,029,369
Inmode Ltd.*	22,088	391,841
Inogen, Inc.*	10,014	71,400
Integer Holdings Corp.*	11,091	1,308,849
Integra LifeSciences Holdings Corp.*	23,463	515,951
iRadimed Corp.	2,651	139,124
iRhythm Technologies, Inc.*	10,557	1,105,107
Lantheus Holdings, Inc.*	23,230	2,267,248
LeMaitre Vascular, Inc.	7,119	597,284
LivaNova plc*	18,553	728,762
Merit Medical Systems, Inc.*	19,240	2,033,860
Neogen Corp.*	75,253	652,444
NeuroPace, Inc.*	4,251	52,245
Nevro Corp.*	14,774	86,280
Novocure Ltd.*	36,788	655,562
Omnicell, Inc.*	15,334	536,077
OraSure Technologies, Inc.*	20,267	68,300
Orchestra BioMed Holdings, Inc.(x)*	8,013	34,296
Orthofix Medical, Inc.*	11,492	187,435
OrthoPediatrics Corp.*	5,427	133,667
Paragon 28, Inc.*	15,963	208,477
PROCEPT BioRobotics Corp.*	14,867	866,151
Pulmonx Corp.*	12,554	84,488
Pulse Biosciences, Inc.(x)*	5,432	87,401
RxSight, Inc.*	12,489	315,347
Sanara Medtech, Inc.*	1,408	43,465
Semler Scientific, Inc.*	1,608	58,210
SI-BONE, Inc.*	14,035	196,911
Sight Sciences, Inc.*	11,662	27,989
STAAR Surgical Co.*	17,588	310,076
Stereotaxis, Inc.*	13,764	24,225
Surmodics, Inc.*	4,668	142,514
Tactile Systems Technology, Inc.*	8,232	108,827
Tandem Diabetes Care, Inc.*	22,595	432,920
TransMedics Group, Inc.(x)*	11,251	756,967
Treace Medical Concepts, Inc.*	11,941	100,185
UFP Technologies, Inc.*	2,463	496,812
Utah Medical Products, Inc.	1,101	61,700
Varex Imaging Corp.*	9,469	109,840
Zimvie, Inc.*	9,000	97,200
Zynex, Inc.(x)*	6,414	14,111

		22,936,680

Health Care Providers & Services (2.8%)
Accolade, Inc.*	24,398	170,298
AdaptHealth Corp., Class A*	34,878	378,078
Addus HomeCare Corp.*	5,908	584,242
agilon health, Inc.*	105,988	458,928
AirSculpt Technologies, Inc.(x)*	3,879	9,057
Alignment Healthcare, Inc.*	34,540	643,135
AMN Healthcare Services, Inc.*	12,775	312,476
Ardent Health Partners, Inc.*	5,731	78,801
Astrana Health, Inc.*	15,010	465,460
Aveanna Healthcare Holdings, Inc.*	17,484	94,763
BrightSpring Health Services, Inc.*	19,147	346,369
Brookdale Senior Living, Inc.*	64,503	403,789
Castle Biosciences, Inc.*	8,597	172,112
Community Health Systems, Inc.*	42,441	114,591
Concentra Group Holdings Parent, Inc.	37,381	811,168
CorVel Corp.*	8,834	989,143
Cross Country Healthcare, Inc.*	11,099	165,264
DocGo, Inc.(x)*	32,689	86,299
Enhabit, Inc.*	12,759	112,152
Ensign Group, Inc. (The)	18,772	2,429,097
Fulgent Genetics, Inc.(x)*	6,476	109,444
GeneDx Holdings Corp., Class A*	4,336	384,018
Guardant Health, Inc.*	40,010	1,704,426
HealthEquity, Inc.*	28,893	2,553,274
Hims & Hers Health, Inc.*	64,861	1,916,643
InfuSystem Holdings, Inc.*	4,535	24,398
Innovage Holding Corp.*	9,312	27,750
Joint Corp. (The)*	4,026	50,285
LifeStance Health Group, Inc.*	44,982	299,580
ModivCare, Inc.(x)*	4,349	5,719
Nano-X Imaging Ltd.(x)*	17,515	87,487
National HealthCare Corp.	4,134	383,635
National Research Corp.	4,891	62,605
NeoGenomics, Inc.*	45,477	431,577
OPKO Health, Inc.(x)*	108,654	180,366
Option Care Health, Inc.*	57,878	2,022,836
Owens & Minor, Inc.*	26,602	240,216
PACS Group, Inc.*	9,525	107,061
Patterson Cos., Inc.	27,503	859,194
Pediatrix Medical Group, Inc.*	30,341	439,641
Pennant Group, Inc. (The)*	10,580	266,087
Performant Healthcare, Inc.*	18,224	53,943
Privia Health Group, Inc.*	34,664	778,207
Progyny, Inc.*	26,142	584,012
Quipt Home Medical Corp.*	10,075	23,475
RadNet, Inc.*	22,855	1,136,351
Select Medical Holdings Corp.	37,369	624,062
Sonida Senior Living, Inc.(x)*	1,445	33,654
Surgery Partners, Inc.*	26,159	621,276
Talkspace, Inc.*	41,333	105,812
US Physical Therapy, Inc.	4,991	361,149
Viemed Healthcare, Inc.*	8,523	62,047

		25,365,452

Health Care Technology (0.4%)
Definitive Healthcare Corp., Class A*	18,798	54,326
Evolent Health, Inc., Class A*	39,481	373,885
Health Catalyst, Inc.*	19,525	88,448
HealthStream, Inc.	8,180	263,233
LifeMD, Inc.*	8,975	48,824
OptimizeRx Corp.*	5,483	47,483
Phreesia, Inc.*	17,828	455,684
Schrodinger, Inc.(x)*	19,222	379,442
Simulations Plus, Inc.	5,339	130,912
Teladoc Health, Inc.*	59,232	471,487
Waystar Holding Corp.*	25,073	936,727

		3,250,451

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	39,378	292,579
Akoya Biosciences, Inc.(x)*	11,130	15,471
BioLife Solutions, Inc.*	11,784	269,147
Codexis, Inc.*	30,905	83,135
Conduit Pharmaceuticals, Inc.*	59	46
CryoPort, Inc.*	15,250	92,720
Cytek Biosciences, Inc.*	40,418	162,076
Harvard Bioscience, Inc.*	9,767	5,528
Lifecore Biomedical, Inc.(x)*	7,608	53,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Maravai LifeSciences Holdings, Inc., Class A*	46,325	$102,378
MaxCyte, Inc.(x)*	35,319	96,421
Mesa Laboratories, Inc.	1,758	208,604
Nautilus Biotechnology, Inc., Class A*	15,022	12,934
Niagen Bioscience, Inc.*	15,759	108,737
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	30,543	73,303
Pacific Biosciences of California, Inc.(x)*	93,516	110,349
Quanterix Corp.*	12,025	78,283
Quantum-Si, Inc.(x)*	62,521	75,025
Standard BioTools, Inc.*	105,391	113,822

		1,954,118

Pharmaceuticals (1.8%)
Alto Neuroscience, Inc.(x)*	6,374	13,768
Alumis, Inc.(x)*	4,893	30,043
Amneal Pharmaceuticals, Inc.*	51,699	433,238
Amphastar Pharmaceuticals, Inc.*	13,273	384,784
ANI Pharmaceuticals, Inc.*	6,351	425,199
Aquestive Therapeutics, Inc.*	23,143	67,115
Arvinas, Inc.*	22,094	155,100
Atea Pharmaceuticals, Inc.*	18,162	54,304
Avadel Pharmaceuticals plc (ADR)*	31,754	248,634
Axsome Therapeutics, Inc.*	12,666	1,477,236
BioAge Labs, Inc.*	2,622	9,859
Biote Corp., Class A*	9,534	31,748
Cassava Sciences, Inc.(x)*	15,024	22,536
Collegium Pharmaceutical, Inc.*	11,414	340,708
Contineum Therapeutics, Inc., Class A*	3,349	23,376
Corcept Therapeutics, Inc.*	27,967	3,194,391
CorMedix, Inc.(x)*	20,387	125,584
Edgewise Therapeutics, Inc.*	25,309	556,798
Enliven Therapeutics, Inc.(x)*	12,442	244,859
Esperion Therapeutics, Inc.(x)*	45,816	65,975
Evolus, Inc.*	17,281	207,890
EyePoint Pharmaceuticals, Inc.*	23,669	128,286
Fulcrum Therapeutics, Inc.*	20,235	58,277
Harmony Biosciences Holdings, Inc.*	12,880	427,487
Harrow, Inc.*	10,195	271,187
Innoviva, Inc.*	18,267	331,181
Ligand Pharmaceuticals, Inc.*	6,127	644,193
Liquidia Corp.*	22,338	329,485
Maze Therapeutics, Inc.*	2,002	22,042
MBX Biosciences, Inc.(x)*	2,649	19,550
MediWound Ltd.(x)*	2,324	36,068
Mind Medicine MindMed, Inc.(x)*	25,484	149,081
Nektar Therapeutics*	62,243	42,325
Neumora Therapeutics, Inc.(x)*	29,587	29,587
Nuvation Bio, Inc.*	56,223	98,952
Ocular Therapeutix, Inc.*	54,403	398,774
Omeros Corp.(x)*	13,262	109,014
Pacira BioSciences, Inc.*	16,312	405,353
Phathom Pharmaceuticals, Inc.(x)*	9,684	60,719
Phibro Animal Health Corp., Class A	5,955	127,199
Pliant Therapeutics, Inc.*	20,452	27,610
Prestige Consumer Healthcare, Inc.*	17,116	1,471,462
Rapport Therapeutics, Inc.*	7,178	71,995
Scilex Holding Co.(r)(x)*	21,853	4,073
scPharmaceuticals, Inc.(x)*	9,408	24,743
Septerna, Inc.(x)*	4,491	26,003
SIGA Technologies, Inc.(x)*	17,337	95,007
Supernus Pharmaceuticals, Inc.*	17,877	585,472
Tarsus Pharmaceuticals, Inc.*	12,835	659,334
Telomir Pharmaceuticals, Inc.(x)*	4,349	14,047
Terns Pharmaceuticals, Inc.*	23,989	66,210
Theravance Biopharma, Inc.*	12,059	107,687
Third Harmonic Bio, Inc.(x)*	6,883	23,884
Trevi Therapeutics, Inc.*	27,020	169,956
Ventyx Biosciences, Inc.*	15,732	18,092
Verrica Pharmaceuticals, Inc.*	8,972	3,967
Veru, Inc.(x)*	32,888	16,118
WaVe Life Sciences Ltd.*	32,200	260,176
Xeris Biopharma Holdings, Inc.*	46,814	257,009
Zevra Therapeutics, Inc.*	14,691	110,036

		15,814,786

Total Health Care		135,444,292

Industrials (15.9%)
Aerospace & Defense (1.3%)
AAR Corp.*	12,089	676,863
AeroVironment, Inc.*	9,499	1,132,186
AerSale Corp.*	8,506	63,710
Archer Aviation, Inc., Class A(x)*	102,188	726,557
Astronics Corp.*	9,707	234,618
Byrna Technologies, Inc.*	4,254	71,637
Cadre Holdings, Inc.	8,939	264,684
Ducommun, Inc.*	4,760	276,223
Eve Holding, Inc.(x)*	16,147	53,608
Intuitive Machines, Inc.*	16,416	122,299
Kratos Defense & Security Solutions, Inc.*	51,129	1,518,020
Leonardo DRS, Inc.	25,242	829,957
Mercury Systems, Inc.*	18,246	786,220
Moog, Inc., Class A	9,456	1,639,198
National Presto Industries, Inc.	1,238	108,832
Park Aerospace Corp.	4,977	66,941
Redwire Corp.(x)*	9,796	81,209
Rocket Lab USA, Inc.(x)*	119,979	2,145,224
Triumph Group, Inc.*	24,279	615,230
V2X, Inc.*	5,087	249,517
Virgin Galactic Holdings, Inc.(x)*	6,313	19,128
VirTra, Inc.(x)*	2,724	11,087

		11,692,948

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	16,398	367,971
Forward Air Corp.*	9,017	181,151
Hub Group, Inc., Class A	20,823	773,991
Radiant Logistics, Inc.*	8,744	53,776

		1,376,889

Building Products (1.3%)
American Woodmark Corp.*	5,399	317,623
Apogee Enterprises, Inc.	7,157	331,584
AZZ, Inc.	9,817	820,799
Caesarstone Ltd.(x)*	4,942	12,009
CSW Industrials, Inc.	5,657	1,649,129
Gibraltar Industries, Inc.*	10,473	614,346
Griffon Corp.	12,853	918,990
Insteel Industries, Inc.	6,262	164,691
Janus International Group, Inc.*	47,798	344,146
JELD-WEN Holding, Inc.*	29,152	174,037
Masterbrand, Inc.*	42,323	552,738
Quanex Building Products Corp.	15,245	283,405
Resideo Technologies, Inc.*	50,492	893,708
Tecnoglass, Inc.	7,763	555,443
UFP Industries, Inc.	20,233	2,165,740
Zurn Elkay Water Solutions Corp.	47,776	1,575,652

		11,374,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	20,635	$977,274
ACCO Brands Corp.	21,916	91,828
ACV Auctions, Inc., Class A(x)*	51,115	720,210
Bridger Aerospace Group Holdings, Inc.(x)*	1,571	1,775
BrightView Holdings, Inc.*	20,071	257,712
Brink’s Co. (The)	14,754	1,271,205
Casella Waste Systems, Inc., Class A*	20,853	2,325,318
CECO Environmental Corp.*	10,252	233,746
Cimpress plc*	6,118	276,717
CompX International, Inc.	633	13,116
CoreCivic, Inc.*	36,395	738,455
Deluxe Corp.	15,455	244,344
Driven Brands Holdings, Inc.*	20,704	354,867
Ennis, Inc.	8,404	168,836
Enviri Corp.*	27,185	180,780
GEO Group, Inc. (The)*	43,744	1,277,762
Healthcare Services Group, Inc.*	24,715	249,127
HNI Corp.	16,184	717,760
Interface, Inc., Class A	20,054	397,871
LanzaTech Global, Inc.(x)*	28,159	6,817
Liquidity Services, Inc.*	6,523	202,278
Matthews International Corp., Class A	10,138	225,469
MillerKnoll, Inc.	23,568	451,091
Montrose Environmental Group, Inc.*	10,786	153,808
NL Industries, Inc.	3,444	27,208
OPENLANE, Inc.*	36,413	702,043
Perma-Fix Environmental Services, Inc.(x)*	3,771	27,415
Pitney Bowes, Inc.	53,510	484,265
Pursuit Attractions and Hospitality, Inc.*	7,186	254,313
Quad/Graphics, Inc.	7,540	41,093
Quest Resource Holding Corp.*	4,001	10,403
Steelcase, Inc., Class A	32,773	359,192
UniFirst Corp.	5,138	894,012
Virco Mfg. Corp.	2,712	25,656
VSE Corp.	5,973	716,700

		15,080,466

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	7,910	95,553
Arcosa, Inc.	16,756	1,292,223
Argan, Inc.	4,430	581,083
Bowman Consulting Group Ltd., Class A*	3,433	74,942
Centuri Holdings, Inc.*	7,092	116,238
Concrete Pumping Holdings, Inc.	5,580	30,467
Construction Partners, Inc., Class A*	15,584	1,120,022
Dycom Industries, Inc.*	9,711	1,479,374
Fluor Corp.*	58,088	2,080,712
Granite Construction, Inc.	15,035	1,133,639
Great Lakes Dredge & Dock Corp.*	23,189	201,744
IES Holdings, Inc.*	2,881	475,682
Limbach Holdings, Inc.*	3,345	249,102
Matrix Service Co.*	6,355	78,993
MYR Group, Inc.*	5,598	633,078
Northwest Pipe Co.*	2,356	97,303
Orion Group Holdings, Inc.*	9,640	50,417
Primoris Services Corp.	18,431	1,058,124
Southland Holdings, Inc.(x)*	3,849	11,508
Sterling Infrastructure, Inc.*	10,220	1,157,006
Tutor Perini Corp.*	14,385	333,444

		12,350,654

Electrical Equipment (1.1%)
Allient, Inc.	4,543	99,855
American Superconductor Corp.*	12,099	219,476
Amprius Technologies, Inc.(x)*	4,035	10,814
Array Technologies, Inc.*	53,240	259,279
Atkore, Inc.	12,050	722,879
Blink Charging Co.(x)*	25,036	22,976
Bloom Energy Corp., Class A(x)*	69,213	1,360,728
ChargePoint Holdings, Inc.(x)*	100,299	60,681
Energy Vault Holdings, Inc.(x)*	24,480	17,023
EnerSys	13,380	1,225,340
Enovix Corp.(x)*	55,081	404,295
Fluence Energy, Inc., Class A(x)*	24,130	117,031
FuelCell Energy, Inc.(x)*	4,649	21,339
GrafTech International Ltd.(x)*	62,904	55,003
Hyliion Holdings Corp.*	39,448	55,227
LSI Industries, Inc.	9,840	167,280
NANO Nuclear Energy, Inc.(x)*	7,433	196,677
Net Power, Inc.*	5,275	13,873
NEXTracker, Inc., Class A*	49,410	2,082,137
NuScale Power Corp., Class A(x)*	29,733	421,019
Plug Power, Inc.(x)*	275,662	372,144
Powell Industries, Inc.	3,200	545,056
Preformed Line Products Co.	820	114,874
SES AI Corp.(x)*	31,175	16,233
Shoals Technologies Group, Inc., Class A*	57,021	189,310
SolarMax Technology, Inc.(x)*	7,161	8,593
Stem, Inc.(x)*	41,282	14,461
Sunrun, Inc.(x)*	75,502	442,442
T1 Energy, Inc.(x)*	28,447	35,843
Thermon Group Holdings, Inc.*	11,852	330,078
TPI Composites, Inc.(x)*	17,116	13,796
Ultralife Corp.*	2,492	13,407
Vicor Corp.*	7,444	348,230

		9,977,399

Ground Transportation (0.4%)
ArcBest Corp.	8,056	568,592
Covenant Logistics Group, Inc., Class A	4,840	107,448
FTAI Infrastructure, Inc.	32,987	149,431
Heartland Express, Inc.	16,214	149,493
Hertz Global Holdings, Inc.(x)*	42,075	165,775
Marten Transport Ltd.	21,011	288,271
PAMT Corp.*	2,326	28,238
Proficient Auto Logistics, Inc.(x)*	7,497	62,750
RXO, Inc.*	53,978	1,030,980
Universal Logistics Holdings, Inc.	2,548	66,860
Werner Enterprises, Inc.	21,141	619,431

		3,237,269

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	9,071	241,470

Machinery (3.6%)
374Water, Inc.(x)*	14,787	5,028
3D Systems Corp.*	31,419	66,608
Alamo Group, Inc.	3,522	627,656
Albany International Corp., Class A	10,624	733,481
Astec Industries, Inc.	8,343	287,416
Atmus Filtration Technologies, Inc.	28,952	1,063,407
Blue Bird Corp.*	11,096	359,178
Chart Industries, Inc.*	14,506	2,094,086
Columbus McKinnon Corp.	9,319	157,771
Commercial Vehicle Group, Inc.*	8,021	9,224
Douglas Dynamics, Inc.	7,591	176,339
Eastern Co. (The)	1,246	31,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Recovery, Inc.*	18,548	$294,728
Enerpac Tool Group Corp., Class A	18,469	828,519
Enpro, Inc.	7,113	1,150,812
ESCO Technologies, Inc.	8,771	1,395,641
Federal Signal Corp.	20,235	1,488,284
Franklin Electric Co., Inc.	15,386	1,444,438
Gencor Industries, Inc.*	3,252	39,544
Gorman-Rupp Co. (The)	7,487	262,794
Graham Corp.*	2,720	78,390
Greenbrier Cos., Inc. (The)	10,548	540,269
Helios Technologies, Inc.	11,414	366,275
Hillenbrand, Inc.	24,200	584,188
Hillman Solutions Corp.*	67,747	595,496
Hyster-Yale, Inc.	3,924	163,003
JBT Marel Corp.	15,924	1,945,913
Kadant, Inc.(x)	3,934	1,325,404
Kennametal, Inc.	26,986	574,802
L B Foster Co., Class A*	2,591	50,991
Lindsay Corp.	3,701	468,250
Luxfer Holdings plc	6,471	76,746
Manitowoc Co., Inc. (The)*	8,320	71,469
Mayville Engineering Co., Inc.*	3,583	48,120
Miller Industries, Inc.	3,747	158,760
Mueller Industries, Inc.	37,965	2,890,655
Mueller Water Products, Inc., Class A	52,795	1,342,049
NN, Inc.*	11,710	26,465
Omega Flex, Inc.	899	31,267
Park-Ohio Holdings Corp.	2,541	54,886
Proto Labs, Inc.*	8,793	308,107
REV Group, Inc.	17,801	562,512
Shyft Group, Inc. (The)	8,425	68,158
SPX Technologies, Inc.*	15,203	1,957,842
Standex International Corp.	3,961	639,266
Taylor Devices, Inc.(x)*	733	23,654
Tennant Co.	6,532	520,927
Terex Corp.	23,072	871,660
Titan International, Inc.*	18,313	153,646
Trinity Industries, Inc.	28,296	793,986
Twin Disc, Inc.	2,643	20,007
Wabash National Corp.	14,659	161,982
Watts Water Technologies, Inc., Class A	9,170	1,869,946
Worthington Enterprises, Inc.	10,638	532,857

		32,394,451

Marine Transportation (0.3%)
Costamare, Inc.	15,134	148,919
Genco Shipping & Trading Ltd.	14,687	196,218
Golden Ocean Group Ltd.(x)	42,030	335,399
Himalaya Shipping Ltd.(x)	7,134	39,094
Matson, Inc.	11,315	1,450,244
Pangaea Logistics Solutions Ltd.	12,013	57,182
Safe Bulkers, Inc.	21,521	79,413

		2,306,469

Passenger Airlines (0.3%)
Allegiant Travel Co.	5,613	289,912
Blade Air Mobility, Inc.*	14,856	40,557
Frontier Group Holdings, Inc.(x)*	10,238	44,433
JetBlue Airways Corp.*	106,271	512,226
Joby Aviation, Inc.(x)*	146,162	879,895
SkyWest, Inc.*	13,063	1,141,314
Sun Country Airlines Holdings, Inc.*	13,364	164,645
Wheels Up Experience, Inc.(x)*	31,729	32,046

		3,105,028

Professional Services (2.1%)
Alight, Inc., Class A	143,705	852,171
Asure Software, Inc.*	6,259	59,773
Barrett Business Services, Inc.	9,241	380,267
BlackSky Technology, Inc., Class A(x)*	6,110	47,230
CBIZ, Inc.*	16,569	1,256,924
Conduent, Inc.*	58,342	157,523
CRA International, Inc.	2,332	403,902
CSG Systems International, Inc.	9,922	599,983
DLH Holdings Corp.*	1,815	7,351
ExlService Holdings, Inc.*	52,676	2,486,834
Exponent, Inc.	17,230	1,396,664
First Advantage Corp.*	21,218	298,962
FiscalNote Holdings, Inc.(x)*	15,546	12,563
Forrester Research, Inc.*	3,414	31,545
Franklin Covey Co.*	2,635	72,779
Heidrick & Struggles International, Inc.	7,099	304,050
HireQuest, Inc.	1,338	15,922
Huron Consulting Group, Inc.*	6,039	866,295
IBEX Holdings Ltd.*	1,997	48,627
ICF International, Inc.	6,454	548,396
Innodata, Inc.(x)*	9,225	331,178
Insperity, Inc.	12,210	1,089,498
Kelly Services, Inc., Class A	7,509	98,894
Kforce, Inc.	6,348	310,354
Korn Ferry	17,816	1,208,459
Legalzoom.com, Inc.*	41,733	359,321
Maximus, Inc.	19,477	1,328,137
Mistras Group, Inc.*	5,650	59,777
NV5 Global, Inc.*	20,338	391,913
Planet Labs PBC*	74,450	251,641
Resolute Holdings Management, Inc.(x)*	524	16,422
Resources Connection, Inc.	8,366	54,714
Spire Global, Inc.(x)*	5,140	41,583
TriNet Group, Inc.	11,111	880,436
TrueBlue, Inc.*	8,951	47,530
TTEC Holdings, Inc.	4,880	16,055
Upwork, Inc.*	42,086	549,222
Verra Mobility Corp., Class A*	54,993	1,237,892
Willdan Group, Inc.*	4,329	176,277
WNS Holdings Ltd.*	14,347	882,197

		19,179,261

Trading Companies & Distributors (2.3%)
Alta Equipment Group, Inc.(x)	8,341	39,119
Applied Industrial Technologies, Inc.	13,031	2,936,406
Beacon Roofing Supply, Inc.*	21,051	2,604,009
BlueLinx Holdings, Inc.*	2,998	224,790
Boise Cascade Co.	12,982	1,273,404
Custom Truck One Source, Inc.(x)*	20,034	84,544
Distribution Solutions Group, Inc.*	3,293	92,204
DNOW, Inc.*	34,940	596,775
DXP Enterprises, Inc.*	4,171	343,107
EVI Industries, Inc.	1,935	32,469
FTAI Aviation Ltd.	34,502	3,830,757
GATX Corp.	11,964	1,857,650
Global Industrial Co.	4,533	101,539
GMS, Inc.*	13,611	995,917
H&E Equipment Services, Inc.	11,231	1,064,587
Herc Holdings, Inc.	9,583	1,286,709
Hudson Technologies, Inc.*	12,145	74,935
Karat Packaging, Inc.	2,391	63,553
McGrath RentCorp	8,195	912,923
MRC Global, Inc.*	29,967	344,021
Rush Enterprises, Inc., Class A	20,600	1,100,246
Rush Enterprises, Inc., Class B	2,470	139,604
Titan Machinery, Inc.*	5,297	90,261
Transcat, Inc.*	3,041	226,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.	901	$142,331
Xometry, Inc., Class A*	14,268	355,559

		20,813,821

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	4,104	53,393

Total Industrials		143,183,558

Information Technology (11.1%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	26,789	233,600
Applied Optoelectronics, Inc.(x)*	14,060	215,821
Aviat Networks, Inc.*	2,683	51,433
Calix, Inc.*	19,969	707,701
Clearfield, Inc.*	3,192	94,866
CommScope Holding Co., Inc.*	73,150	388,427
Digi International, Inc.*	12,774	355,500
Extreme Networks, Inc.*	42,076	556,665
Harmonic, Inc.*	37,391	358,580
NETGEAR, Inc.*	10,321	252,452
NetScout Systems, Inc.*	22,941	481,990
Ribbon Communications, Inc.*	28,156	110,372
Viasat, Inc.*	42,464	442,475
Viavi Solutions, Inc.*	75,163	841,074

		5,090,956

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.*	8,394	37,605
Advanced Energy Industries, Inc.	12,759	1,216,060
Aeva Technologies, Inc.(x)*	6,462	45,234
Arlo Technologies, Inc.*	33,341	329,076
Badger Meter, Inc.	9,906	1,884,616
Bel Fuse, Inc., Class A	393	28,320
Bel Fuse, Inc., Class B	3,656	273,688
Belden, Inc.	13,803	1,383,751
Benchmark Electronics, Inc.	12,669	481,802
Climb Global Solutions, Inc.	1,438	159,273
CTS Corp.	10,385	431,497
Daktronics, Inc.*	13,488	164,284
ePlus, Inc.*	9,383	572,644
Evolv Technologies Holdings, Inc.(x)*	43,941	137,096
Fabrinet*	12,382	2,445,569
FARO Technologies, Inc.*	6,521	178,023
Insight Enterprises, Inc.*	9,192	1,378,708
Itron, Inc.*	15,189	1,591,200
Kimball Electronics, Inc.*	6,946	114,262
Knowles Corp.*	30,437	462,642
Lightwave Logic, Inc.(x)*	36,600	37,515
Methode Electronics, Inc.	8,279	52,820
MicroVision, Inc.(x)*	53,578	66,437
Mirion Technologies, Inc., Class A*	70,624	1,024,048
Napco Security Technologies, Inc.	11,891	273,731
nLight, Inc.*	13,053	101,422
Novanta, Inc.*	12,019	1,536,870
OSI Systems, Inc.*	5,330	1,035,832
Ouster, Inc.*	11,225	100,800
PAR Technology Corp.(x)*	11,609	712,096
PC Connection, Inc.	3,767	235,136
Plexus Corp.*	9,319	1,194,043
Powerfleet, Inc.*	31,683	173,940
Richardson Electronics Ltd.	2,988	33,346
Rogers Corp.*	6,367	429,963
Sanmina Corp.*	18,612	1,417,862
ScanSource, Inc.*	7,763	264,020
SmartRent, Inc., Class A*	60,411	73,097
TTM Technologies, Inc.*	35,580	729,746
Vishay Intertechnology, Inc.	43,354	689,329
Vishay Precision Group, Inc.*	3,292	79,304

		23,576,707

IT Services (0.4%)
Applied Digital Corp.(x)*	66,443	373,410
ASGN, Inc.*	15,001	945,363
Backblaze, Inc., Class A*	11,493	55,511
BigBear.ai Holdings, Inc.(x)*	38,092	108,943
BigCommerce Holdings, Inc.*	17,411	100,287
Couchbase, Inc.*	13,397	211,003
DigitalOcean Holdings, Inc.*	22,866	763,496
Fastly, Inc., Class A*	45,311	286,819
Grid Dynamics Holdings, Inc.*	20,889	326,913
Hackett Group, Inc. (The)	8,718	254,740
Information Services Group, Inc.	9,896	38,693
Rackspace Technology, Inc.*	32,117	54,278
Tucows, Inc., Class A(x)*	2,196	37,068
Unisys Corp.*	24,442	112,189

		3,668,713

Semiconductors & Semiconductor Equipment (1.9%)
ACM Research, Inc., Class A*	18,155	423,738
Aehr Test Systems(x)*	6,856	49,980
Alpha & Omega Semiconductor Ltd.*	8,363	207,904
Ambarella, Inc.*	12,780	643,217
Axcelis Technologies, Inc.*	11,247	558,639
CEVA, Inc.*	7,561	193,637
Cohu, Inc.*	15,843	233,051
Credo Technology Group Holding Ltd.*	47,455	1,905,793
Diodes, Inc.*	15,363	663,221
Everspin Technologies, Inc.(x)*	4,641	23,669
FormFactor, Inc.*	26,746	756,644
GCT Semiconductor Holding, Inc.(x)*	6,062	9,942
Ichor Holdings Ltd.*	11,069	250,270
Impinj, Inc.(x)*	7,773	705,011
indie Semiconductor, Inc., Class A(x)*	40,457	82,330
Kulicke & Soffa Industries, Inc.	17,949	591,958
MaxLinear, Inc., Class A*	26,448	287,225
Navitas Semiconductor Corp., Class A(x)*	30,396	62,312
NVE Corp.	1,255	79,994
PDF Solutions, Inc.*	10,922	208,719
Penguin Solutions, Inc.*	17,907	311,045
Photronics, Inc.*	20,553	426,680
Power Integrations, Inc.	19,504	984,952
QuickLogic Corp.(x)*	3,494	17,854
Rambus, Inc.*	36,155	1,871,925
Rigetti Computing, Inc.(x)*	59,465	470,963
Semtech Corp.*	25,098	863,371
Silicon Laboratories, Inc.*	11,033	1,241,985
SiTime Corp.*	6,415	980,661
SkyWater Technology, Inc.(x)*	6,966	49,389
Synaptics, Inc.*	13,211	841,805
Ultra Clean Holdings, Inc.*	15,478	331,384
Veeco Instruments, Inc.*	19,091	383,347

		16,712,615

Software (5.3%)
8x8, Inc.*	40,688	81,376
A10 Networks, Inc.	24,180	395,101
ACI Worldwide, Inc.*	36,048	1,972,186
Adeia, Inc.	37,912	501,197
Agilysys, Inc.*	7,742	561,605
Airship AI Holdings, Inc.(x)*	2,574	9,936
Alarm.com Holdings, Inc.*	16,492	917,780
Alkami Technology, Inc.*	19,200	504,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Amplitude, Inc., Class A*	25,268	$257,481
Appian Corp., Class A*	13,641	392,997
Arteris, Inc.*	8,708	60,172
Asana, Inc., Class A*	29,108	424,104
AudioEye, Inc.*	2,897	32,157
Aurora Innovation, Inc., Class A(x)*	327,288	2,201,012
AvePoint, Inc.*	43,502	628,169
Bit Digital, Inc.(x)*	30,531	61,673
Blackbaud, Inc.*	13,717	851,140
BlackLine, Inc.*	20,084	972,467
Blend Labs, Inc., Class A*	81,784	273,976
Box, Inc., Class A*	48,697	1,502,789
Braze, Inc., Class A*	22,573	814,434
C3.ai, Inc., Class A(x)*	37,895	797,690
Cerence, Inc.*	10,397	82,136
Cipher Mining, Inc.*	67,996	156,391
Cleanspark, Inc.(x)*	89,674	602,609
Clear Secure, Inc., Class A	30,924	801,241
Clearwater Analytics Holdings, Inc., Class A*	62,419	1,672,829
Commvault Systems, Inc.*	14,731	2,323,963
Consensus Cloud Solutions, Inc.*	4,775	110,207
Core Scientific, Inc.*	61,722	446,867
CS Disco, Inc.*	12,965	53,027
Daily Journal Corp.*	467	185,726
Digimarc Corp.(x)*	3,767	48,293
Digital Turbine, Inc.*	23,179	62,931
Domo, Inc., Class B*	8,073	62,646
D-Wave Quantum, Inc.(x)*	61,508	467,461
E2open Parent Holdings, Inc.*	60,579	121,158
eGain Corp.*	6,845	33,198
Enfusion, Inc., Class A*	15,269	170,249
EverCommerce, Inc.*	8,916	89,873
Freshworks, Inc., Class A*	71,122	1,003,531
Hut 8 Corp.*	27,928	324,523
I3 Verticals, Inc., Class A*	7,847	193,585
Intapp, Inc.*	18,095	1,056,386
InterDigital, Inc.	8,568	1,771,434
Jamf Holding Corp.*	28,060	340,929
Kaltura, Inc.*	25,165	47,310
Life360, Inc.*	3,620	138,972
LiveRamp Holdings, Inc.*	22,021	575,629
Logility Supply Chain Solutions, Inc.	7,572	107,977
MARA Holdings, Inc.(x)*	110,782	1,273,993
Meridianlink, Inc.*	10,572	195,899
Mitek Systems, Inc.*	10,592	87,384
N-able, Inc.*	25,035	177,498
NCR Voyix Corp.*	50,104	488,514
NextNav, Inc.(x)*	25,420	309,361
Olo, Inc., Class A*	33,887	204,677
ON24, Inc.*	10,418	54,174
OneSpan, Inc.	13,017	198,509
Ooma, Inc.*	6,189	81,014
Pagaya Technologies Ltd., Class A*	8,972	94,027
PagerDuty, Inc.*	29,412	537,357
Porch Group, Inc.*	26,463	192,915
Progress Software Corp.	14,605	752,304
PROS Holdings, Inc.*	15,853	301,683
Q2 Holdings, Inc.*	20,314	1,625,323
Qualys, Inc.*	12,832	1,615,934
Rapid7, Inc.*	21,579	572,059
Red Violet, Inc.	2,792	104,951
Rekor Systems, Inc.(x)*	18,236	16,170
ReposiTrak, Inc.(x)	3,651	74,006
Rimini Street, Inc.*	16,124	56,112
Riot Platforms, Inc.(x)*	103,272	735,297
Roadzen, Inc.*	9,043	9,405
Sapiens International Corp. NV(x)	11,176	302,758
SEMrush Holdings, Inc., Class A*	13,815	128,894
Silvaco Group, Inc.(x)*	1,520	6,931
SolarWinds Corp.	18,685	344,365
SoundHound AI, Inc., Class A(x)*	107,663	874,224
SoundThinking, Inc.*	2,426	41,121
Sprinklr, Inc., Class A*	38,044	317,667
Sprout Social, Inc., Class A*	16,805	369,542
SPS Commerce, Inc.*	12,709	1,686,866
Telos Corp.*	19,179	45,646
Tenable Holdings, Inc.*	40,955	1,432,606
Terawulf, Inc.(x)*	87,651	239,287
Varonis Systems, Inc.*	38,089	1,540,700
Verint Systems, Inc.*	22,135	395,110
Vertex, Inc., Class A*	18,958	663,720
Viant Technology, Inc., Class A*	3,832	47,555
Weave Communications, Inc.*	9,759	108,227
WM Technology, Inc.*	20,496	23,160
Workiva, Inc., Class A*	17,565	1,333,359
Xperi, Inc.*	14,412	111,261
Yext, Inc.*	38,795	238,977
Zeta Global Holdings Corp., Class A*	60,317	817,898

		48,092,963

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A(x)	10,501	114,146
Corsair Gaming, Inc.*	15,070	133,520
CPI Card Group, Inc.*	2,180	63,590
Diebold Nixdorf, Inc.*	8,715	381,020
Eastman Kodak Co.*	24,205	152,976
Immersion Corp.	7,327	55,539
IonQ, Inc.*	68,717	1,516,584
Turtle Beach Corp.*	4,615	65,856
Xerox Holdings Corp.(x)	38,835	187,573

		2,670,804

Total Information Technology		99,812,758

Materials (3.5%)
Chemicals (1.4%)
AdvanSix, Inc.	9,577	216,919
American Vanguard Corp.	9,271	40,792
Arq, Inc.*	8,617	35,933
ASP Isotopes, Inc.(x)*	12,721	59,661
Aspen Aerogels, Inc.*	15,413	98,489
Avient Corp.	30,837	1,145,903
Balchem Corp.	10,844	1,800,104
Cabot Corp.	17,850	1,484,049
Core Molding Technologies, Inc.*	2,705	41,116
Ecovyst, Inc.*	39,903	247,399
Hawkins, Inc.	6,585	697,483
HB Fuller Co.	18,908	1,061,117
Ingevity Corp.*	12,305	487,155
Innospec, Inc.	8,493	804,712
Intrepid Potash, Inc.*	2,605	76,561
Koppers Holdings, Inc.	6,963	194,964
Kronos Worldwide, Inc.	8,896	66,542
LSB Industries, Inc.*	14,064	92,682
Mativ Holdings, Inc.	12,758	79,482
Minerals Technologies, Inc.	10,859	690,307
Northern Technologies International Corp.	1,890	19,675
Orion SA	19,929	257,682
Perimeter Solutions, Inc.*	46,624	469,504
PureCycle Technologies, Inc.(x)*	40,749	281,983
Quaker Chemical Corp.	4,710	582,203
Rayonier Advanced Materials, Inc.*	18,568	106,766
Sensient Technologies Corp.	14,225	1,058,767
Stepan Co.	7,703	423,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tronox Holdings plc	40,111	$282,381
Valhi, Inc.	1,048	17,030

		12,921,334

Construction Materials (0.2%)
Knife River Corp.*	19,092	1,722,289
Smith-Midland Corp.(x)*	1,128	35,047
United States Lime & Minerals, Inc.	3,546	313,396

		2,070,732

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA(x)	50,887	153,679
Greif, Inc., Class A	8,608	473,354
Greif, Inc., Class B	1,645	97,516
Myers Industries, Inc.	10,961	130,765
O-I Glass, Inc.*	52,952	607,359
Pactiv Evergreen, Inc.	13,647	245,783
Ranpak Holdings Corp., Class A*	20,153	109,229
TriMas Corp.	14,380	336,923

		2,154,608

Metals & Mining (1.5%)
Alpha Metallurgical Resources, Inc.*	3,797	475,574
Caledonia Mining Corp. plc	6,139	76,676
Carpenter Technology Corp.	16,228	2,940,189
Century Aluminum Co.*	18,169	337,217
Coeur Mining, Inc.*	211,178	1,250,174
Commercial Metals Co.	38,545	1,773,455
Compass Minerals International, Inc.*	12,637	117,398
Constellium SE*	44,328	447,269
Contango ORE, Inc.*	4,335	44,260
Critical Metals Corp.*	1,943	2,701
Dakota Gold Corp.*	26,978	71,492
Hecla Mining Co.	201,877	1,122,436
i-80 Gold Corp.*	77,034	44,818
Ivanhoe Electric, Inc.*	27,768	161,332
Kaiser Aluminum Corp.	5,466	331,349
Lifezone Metals Ltd.(x)*	10,089	42,172
MAC Copper Ltd.*	18,368	175,231
Materion Corp.	6,901	563,122
Metallus, Inc.*	13,391	178,904
Novagold Resources, Inc.*	83,150	242,798
Olympic Steel, Inc.	2,455	77,382
Perpetua Resources Corp.*	12,657	135,303
Piedmont Lithium, Inc.(x)*	4,494	28,312
Radius Recycling, Inc.	8,303	239,791
Ramaco Resources, Inc., Class A	9,655	79,460
Ramaco Resources, Inc., Class B(x)	1,526	10,850
Ryerson Holding Corp.	8,676	199,201
SSR Mining, Inc.*	70,072	702,822
SunCoke Energy, Inc.	29,925	275,310
Tredegar Corp.*	9,574	73,720
Warrior Met Coal, Inc.	17,922	855,238
Worthington Steel, Inc.	11,222	284,253

		13,360,209

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,872	148,973
Sylvamo Corp.	11,920	799,474

		948,447

Total Materials		31,455,330

Real Estate (5.8%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	24,847	428,114
Alpine Income Property Trust, Inc. (REIT)	5,973	99,868
American Assets Trust, Inc. (REIT)	15,660	315,392
Armada Hoffler Properties, Inc. (REIT)	26,060	195,711
Broadstone Net Lease, Inc. (REIT)	66,019	1,124,964
CTO Realty Growth, Inc. (REIT)	9,879	190,763
Empire State Realty Trust, Inc. (REIT), Class A	46,522	363,802
Essential Properties Realty Trust, Inc. (REIT)	59,212	1,932,680
Gladstone Commercial Corp. (REIT)	14,267	213,720
Global Net Lease, Inc. (REIT)	67,201	540,296
NexPoint Diversified Real Estate Trust (REIT)	15,943	61,062
One Liberty Properties, Inc. (REIT)	5,453	143,250

		5,609,622

Health Care REITs (0.8%)
American Healthcare REIT, Inc. (REIT)	51,519	1,561,026
CareTrust REIT, Inc. (REIT)	63,324	1,809,800
Community Healthcare Trust, Inc. (REIT)	9,257	168,107
Diversified Healthcare Trust (REIT)	66,587	159,809
Global Medical REIT, Inc. (REIT)	20,841	182,359
LTC Properties, Inc. (REIT)	15,390	545,575
National Health Investors, Inc. (REIT)	14,882	1,099,184
Sabra Health Care REIT, Inc. (REIT)	78,741	1,375,605
Strawberry Fields REIT, Inc. (REIT)	2,136	25,440
Universal Health Realty Income Trust (REIT)	3,978	162,939

		7,089,844

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	75,894	979,792
Braemar Hotels & Resorts, Inc. (REIT)	24,916	62,041
Chatham Lodging Trust (REIT)	15,568	111,000
DiamondRock Hospitality Co. (REIT)	70,479	544,098
Pebblebrook Hotel Trust (REIT)	40,847	413,780
RLJ Lodging Trust (REIT)	52,460	413,909
Ryman Hospitality Properties, Inc. (REIT)	19,848	1,814,901
Service Properties Trust (REIT)	40,764	106,394
Summit Hotel Properties, Inc. (REIT)	37,535	203,064
Sunstone Hotel Investors, Inc. (REIT)	70,446	662,897
Xenia Hotels & Resorts, Inc. (REIT)	35,611	418,785

		5,730,661

Industrial REITs (0.4%)
Industrial Logistics Properties
Trust (REIT)	19,437	66,863
Innovative Industrial Properties, Inc. (REIT)	9,751	527,432
LXP Industrial Trust (REIT)	99,483	860,528
Plymouth Industrial REIT, Inc. (REIT)	13,476	219,659
Terreno Realty Corp. (REIT)	32,872	2,078,168

		3,752,650

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	60,471	269,701
City Office REIT, Inc. (REIT)	15,905	82,547
COPT Defense Properties (REIT)	39,236	1,069,966
Douglas Emmett, Inc. (REIT)	42,596	681,536
Easterly Government Properties, Inc. (REIT), Class A	32,839	348,093
Franklin Street Properties Corp. (REIT)	25,022	44,539
Hudson Pacific Properties, Inc. (REIT)	49,910	147,234
JBG SMITH Properties (REIT)(x)	29,404	473,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NET Lease Office Properties (REIT)*	3,670	$115,165
Orion Properties, Inc. (REIT)(x)	20,515	43,902
Paramount Group, Inc. (REIT)	69,679	299,620
Peakstone Realty Trust (REIT)	11,711	147,559
Piedmont Office Realty Trust, Inc. (REIT), Class A	41,855	308,471
Postal Realty Trust, Inc. (REIT), Class A	6,312	90,135
SL Green Realty Corp. (REIT)	24,228	1,397,956

		5,520,122

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	716	7,840
Anywhere Real Estate, Inc.*	23,521	78,325
Compass, Inc., Class A*	121,834	1,063,611
Cushman & Wakefield plc*	62,587	639,639
eXp World Holdings, Inc.(x)	27,845	272,324
Forestar Group, Inc.*	5,383	113,797
FRP Holdings, Inc.*	4,092	116,908
Kennedy-Wilson Holdings, Inc.	36,669	318,287
Marcus & Millichap, Inc.	8,690	299,370
Maui Land & Pineapple Co., Inc.*	3,033	53,290
Newmark Group, Inc., Class A	46,965	571,564
Offerpad Solutions, Inc.(x)*	2,587	4,294
Opendoor Technologies, Inc.(x)*	216,596	220,928
RE/MAX Holdings, Inc., Class A*	7,226	60,482
Real Brokerage, Inc. (The)*	30,661	124,484
Redfin Corp.*	41,077	378,319
RMR Group, Inc. (The), Class A	5,367	89,361
St Joe Co. (The)	12,510	587,344
Star Holdings*	4,447	37,844
Stratus Properties, Inc.*	1,803	32,003
Tejon Ranch Co.*	7,261	115,087
Transcontinental Realty Investors, Inc.*	683	19,090

		5,204,191

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	45,895	403,876
BRT Apartments Corp. (REIT)	4,308	73,236
Centerspace (REIT)	5,745	371,989
Clipper Realty, Inc. (REIT)	5,310	20,390
Elme Communities (REIT)	30,604	532,510
Independence Realty Trust, Inc. (REIT)	75,654	1,606,134
NexPoint Residential Trust, Inc. (REIT)	8,378	331,182
UMH Properties, Inc. (REIT)	24,655	461,049
Veris Residential, Inc. (REIT)	24,701	417,941

		4,218,307

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	40,027	838,566
Alexander’s, Inc. (REIT)	851	177,995
CBL & Associates Properties, Inc. (REIT)	8,418	223,750
Curbline Properties Corp. (REIT)	31,534	762,808
FrontView REIT, Inc. (REIT)(x)	5,086	65,050
Getty Realty Corp. (REIT)	17,494	545,463
InvenTrust Properties Corp. (REIT)	26,539	779,450
Kite Realty Group Trust (REIT)	72,987	1,632,719
Macerich Co. (The) (REIT)	82,784	1,421,401
NETSTREIT Corp. (REIT)(x)	26,891	426,222
Phillips Edison & Co., Inc. (REIT)	41,038	1,497,477
Saul Centers, Inc. (REIT)	3,967	143,090
SITE Centers Corp. (REIT)	19,400	249,096
Tanger, Inc. (REIT)	35,777	1,208,905
Urban Edge Properties (REIT)	42,468	806,892
Whitestone REIT (REIT)	17,678	257,569

		11,036,453

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT)	16,078	179,270
Four Corners Property Trust, Inc. (REIT)	33,266	954,734
Gladstone Land Corp. (REIT)(x)	10,079	106,031
Outfront Media, Inc. (REIT)	50,190	810,066
PotlatchDeltic Corp. (REIT)	26,340	1,188,461
Safehold, Inc. (REIT)	17,400	325,728
Uniti Group, Inc. (REIT)	79,250	399,420

		3,963,710

Total Real Estate		52,125,560

Utilities (2.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	19,832	1,302,962
Genie Energy Ltd., Class B	4,652	70,013
Hawaiian Electric Industries, Inc.*	58,521	640,805
MGE Energy, Inc.	12,361	1,149,079
Otter Tail Corp.	13,731	1,103,560
Portland General Electric Co.	35,418	1,579,643
TXNM Energy, Inc.	30,039	1,606,486

		7,452,548

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	40,864	1,478,868
Chesapeake Utilities Corp.	7,534	967,592
New Jersey Resources Corp.	33,398	1,638,506
Northwest Natural Holding Co.	13,010	555,787
ONE Gas, Inc.	19,196	1,451,026
RGC Resources, Inc.(x)	2,480	51,757
Southwest Gas Holdings, Inc.	20,788	1,492,578
Spire, Inc.	18,975	1,484,794

		9,120,908

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	31,583	156,336
Montauk Renewables, Inc.*	23,747	49,631
Ormat Technologies, Inc.	19,224	1,360,483
Sunnova Energy International, Inc.(x)*	26,633	9,907

		1,576,357

Multi-Utilities (0.5%)
Avista Corp.	26,001	1,088,662
Black Hills Corp.	24,148	1,464,576
Northwestern Energy Group, Inc.	20,999	1,215,212
Unitil Corp.	5,579	321,853

		4,090,303

Water Utilities (0.4%)
American States Water Co.	12,702	999,393
Cadiz, Inc.(x)*	22,226	65,122
California Water Service Group	20,337	985,531
Consolidated Water Co. Ltd.	4,227	103,519
Global Water Resources, Inc.	4,086	42,127
Middlesex Water Co.	5,993	384,151
Pure Cycle Corp.*	6,878	72,013
SJW Group	11,441	625,708
York Water Co. (The)	4,176	144,824

		3,422,388

Total Utilities		25,662,504

Total Common Stocks (90.0%) (Cost $632,864,363)		810,138,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	$—
Chinook Therapeutics, Inc., CVR*	20,304	10,152
Icosavax, Inc., CVR*	6,876	2,063
Inhibrx, Inc., CVR(r)*	11,170	5,424

Total Health Care		17,639

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $18,713)		25,739

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	436	1,109

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.24% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	6,332,704	6,332,704
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	35,712,065	35,722,779
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		58,055,483

Total Short-Term Investments (6.5%) (Cost $58,038,597)		58,055,483

Total Investments in Securities (96.5%) (Cost $690,921,673)		868,220,585
Other Assets Less Liabilities (3.5%)		31,877,553

Net Assets (100%)		$900,098,138

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $465,300 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $30,485,495. This was collateralized by $10,272,959 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/15/25 – 2/15/55 and by cash of $22,332,704 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	888	6/2025	USD	90,003,240	(487,172)

					(487,172)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,101,740	$—	$—	$21,101,740
Consumer Discretionary	74,076,910	—	—	74,076,910
Consumer Staples	25,771,683	—	—	25,771,683
Energy	41,348,658	—	—	41,348,658
Financials	160,155,261	—	—	160,155,261
Health Care	135,440,219	—	4,073	135,444,292
Industrials	143,183,558	—	—	143,183,558
Information Technology	99,812,758	—	—	99,812,758
Materials	31,455,330	—	—	31,455,330
Real Estate	52,125,560	—	—	52,125,560
Utilities	25,662,504	—	—	25,662,504
Rights
Health Care	—	12,215	5,424	17,639
Materials	—	8,100	—	8,100
Short-Term Investments
Investment Companies	58,055,483	—	—	58,055,483
Warrants
Health Care	—	1,109	—	1,109

Total Assets	$868,189,664	$21,424	$9,497	$868,220,585

Liabilities:
Futures	$(487,172)	$—	$—	$(487,172)

Total Liabilities	$(487,172)	$—	$—	$(487,172)

Total	$867,702,492	$21,424	$9,497	$867,733,413

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,513,352
Aggregate gross unrealized depreciation	(156,075,603)

Net unrealized appreciation	$172,437,749

Federal income tax cost of investments in securities and derivative instruments, if applicable	$695,295,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
ANZ Group Holdings Ltd.	183,596	$3,337,204
APA Group	79,559	392,728
Aristocrat Leisure Ltd.	34,969	1,401,702
ASX Ltd.	11,999	488,392
BHP Group Ltd.	315,319	7,526,434
BlueScope Steel Ltd.	28,002	372,337
Brambles Ltd.	87,371	1,093,513
CAR Group Ltd.	23,889	470,053
Cochlear Ltd.	4,067	666,574
Coles Group Ltd.	82,963	1,012,424
Commonwealth Bank of Australia	103,888	9,797,533
Computershare Ltd.	33,108	809,503
Fortescue Ltd.	103,251	991,617
Glencore plc	644,219	2,332,572
Goodman Group (REIT)	120,653	2,143,339
GPT Group (The) (REIT)	128,477	350,016
Insurance Australia Group Ltd.	140,426	676,515
Lottery Corp. Ltd. (The)	138,765	412,727
Macquarie Group Ltd.	22,648	2,782,771
Medibank Pvt Ltd.	168,106	466,382
National Australia Bank Ltd.	189,575	4,029,871
Northern Star Resources Ltd.	72,408	828,873
Origin Energy Ltd.	107,153	705,031
Pro Medicus Ltd.	3,500	436,936
Qantas Airways Ltd.	48,885	276,439
QBE Insurance Group Ltd.	92,706	1,268,609
REA Group Ltd.(x)	3,368	462,042
Reece Ltd.(x)	15,164	148,572
Rio Tinto Ltd.(x)	23,044	1,662,946
Rio Tinto plc	70,548	4,179,695
Santos Ltd.	198,867	827,585
Scentre Group (REIT)	328,630	689,957
SGH Ltd.	11,792	365,833
Sonic Healthcare Ltd.	28,743	462,651
South32 Ltd.	271,100	545,458
Stockland (REIT)	150,171	459,788
Suncorp Group Ltd.	67,607	812,357
Telstra Group Ltd.	262,879	691,534
Transurban Group	189,929	1,589,087
Treasury Wine Estates Ltd.	51,236	312,144
Vicinity Ltd. (REIT)	238,300	327,584
Washington H Soul Pattinson & Co. Ltd.(x)	14,853	321,954
Wesfarmers Ltd.	70,216	3,159,400
Westpac Banking Corp.	211,928	4,180,601
WiseTech Global Ltd.	11,178	567,357
Woodside Energy Group Ltd.	116,143	1,677,864
Woolworths Group Ltd.	75,274	1,389,883

		69,904,387

Austria (0.2%)
Erste Group Bank AG	19,990	1,377,320
Mondi plc	26,491	392,672
OMV AG	8,890	456,606
Verbund AG	4,419	312,737

		2,539,335

Belgium (0.7%)
Ageas SA/NV	9,490	567,976
Anheuser-Busch InBev SA/NV	55,609	3,422,600
D’ieteren Group	1,295	222,505
Groupe Bruxelles Lambert NV	5,084	378,216
KBC Group NV	14,351	1,303,490
Lotus Bakeries NV	23	204,182
Sofina SA	969	247,276
Syensqo SA	4,385	297,624
UCB SA	7,941	1,397,470

		8,041,339

Brazil (0.0%)†
Yara International ASA	9,670	290,356

Chile (0.0%)†
Antofagasta plc	24,788	534,252

China (0.5%)
BOC Hong Kong Holdings Ltd.	225,917	911,629
Prosus NV	85,378	3,930,491
SITC International Holdings Co. Ltd.	80,892	219,865
Wharf Holdings Ltd. (The)	69,262	164,489
Wilmar International Ltd.	117,045	291,082
Yangzijiang Shipbuilding Holdings Ltd.	162,500	284,361

		5,801,917

Denmark (2.1%)
AP Moller - Maersk A/S, Class A	167	285,851
AP Moller - Maersk A/S, Class B(x)	295	512,428
Carlsberg A/S, Class B	5,872	746,207
Coloplast A/S, Class B	7,767	814,113
Danske Bank A/S	42,272	1,379,118
Demant A/S*	5,446	182,490
DSV A/S	12,656	2,444,199
Genmab A/S*	3,891	755,682
Novo Nordisk A/S, Class B	199,935	13,613,656
Novonesis (Novozymes) B	21,855	1,270,188
Orsted A/S(m)*	10,675	466,320
Pandora A/S	5,108	780,305
ROCKWOOL A/S, Class B	563	231,739
Tryg A/S	20,585	489,590
Vestas Wind Systems A/S*	62,872	864,944
Zealand Pharma A/S*	3,743	280,468

		25,117,298

Finland (0.9%)
Elisa OYJ	8,367	407,849
Fortum OYJ	28,010	457,640
Kesko OYJ, Class B	17,594	358,895
Kone OYJ, Class B	20,791	1,142,950
Metso OYJ	39,065	401,374
Neste OYJ	26,361	243,254
Nokia OYJ	330,130	1,727,733
Nordea Bank Abp	194,597	2,476,617
Orion OYJ, Class B	6,739	399,758
Sampo OYJ, Class A	148,973	1,425,598
Stora Enso OYJ, Class R	33,448	315,162
UPM-Kymmene OYJ	33,151	885,401
Wartsila OYJ Abp	32,514	576,405

		10,818,636

France (8.8%)
Accor SA	12,046	545,631
Aeroports de Paris SA	2,022	205,411
Air Liquide SA	35,858	6,790,748
Airbus SE	36,802	6,477,668
Alstom SA*	21,399	471,567
Amundi SA(m)	3,780	294,287
Arkema SA	3,510	267,194
AXA SA	109,163	4,650,695
BioMerieux	2,553	315,256
BNP Paribas SA	62,973	5,237,010
Bollore SE	43,103	251,679
Bouygues SA	11,515	453,347
Bureau Veritas SA	19,675	594,412
Capgemini SE	9,620	1,436,011
Carrefour SA	32,983	471,485
Cie de Saint-Gobain SA	27,924	2,768,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale des Etablissements Michelin SCA	41,203	$1,443,956
Covivio SA (REIT)	3,000	168,034
Credit Agricole SA	64,687	1,173,345
Danone SA	39,971	3,061,750
Dassault Aviation SA	1,166	384,543
Dassault Systemes SE	42,173	1,593,322
Edenred SE	16,006	518,180
Eiffage SA	4,622	536,011
Engie SA	111,824	2,180,707
EssilorLuxottica SA	18,418	5,285,543
Eurazeo SE	2,516	185,269
FDJ United(m)	7,061	221,875
Gecina SA (REIT)	3,012	282,860
Getlink SE	19,304	332,931
Hermes International SCA	1,962	5,114,962
Ipsen SA	2,401	276,236
Kering SA	4,658	961,606
Klepierre SA (REIT)	13,983	467,505
Legrand SA	16,350	1,719,131
L’Oreal SA	14,901	5,524,154
LVMH Moet Hennessy Louis Vuitton SE	17,086	10,562,210
Orange SA	115,114	1,493,051
Pernod Ricard SA	12,456	1,229,151
Publicis Groupe SA	14,222	1,333,909
Renault SA	11,862	597,068
Rexel SA	14,473	387,798
Safran SA	22,432	5,869,885
Sartorius Stedim Biotech	1,858	366,351
Societe Generale SA	44,608	1,996,431
Sodexo SA	5,262	337,974
Teleperformance SE	3,236	323,596
Thales SA	5,729	1,521,435
TotalEnergies SE	134,064	8,648,517
Unibail-Rodamco-Westfield (REIT)	7,561	636,888
Veolia Environnement SA	44,320	1,521,562
Vinci SA	30,785	3,871,373

		103,360,330

Germany (9.0%)
adidas AG	10,615	2,487,283
Allianz SE (Registered)	24,083	9,169,018
BASF SE	55,750	2,766,664
Bayer AG (Registered)	60,447	1,442,525
Bayerische Motoren Werke AG	17,706	1,410,640
Bayerische Motoren Werke AG (Preference)(q)	3,620	269,696
Beiersdorf AG	6,027	778,129
Brenntag SE	7,766	500,484
Commerzbank AG	58,337	1,322,783
Continental AG	6,524	455,432
Covestro AG*	11,270	723,863
CTS Eventim AG & Co. KGaA	4,020	400,777
Daimler Truck Holding AG	30,242	1,213,849
Deutsche Bank AG (Registered)	117,556	2,773,612
Deutsche Boerse AG	11,597	3,412,089
Deutsche Lufthansa AG (Registered)	33,856	245,131
Deutsche Post AG	59,595	2,544,094
Deutsche Telekom AG (Registered)	216,690	8,017,982
Dr Ing hc F Porsche AG (Preference)(q)§	6,879	341,788
E.ON SE	139,169	2,100,749
Evonik Industries AG	14,783	318,658
Fresenius Medical Care AG	12,567	620,188
Fresenius SE & Co. KGaA*	25,980	1,105,989
GEA Group AG	9,587	579,483
Hannover Rueck SE	3,757	1,115,953
Heidelberg Materials AG	8,299	1,413,808
Henkel AG & Co. KGaA	6,446	463,858
Henkel AG & Co. KGaA (Preference)(q)	10,653	846,423
Infineon Technologies AG	81,593	2,681,645
Knorr-Bremse AG	4,303	388,744
LEG Immobilien SE	4,793	339,258
Mercedes-Benz Group AG	46,001	2,695,458
Merck KGaA	7,983	1,092,814
MTU Aero Engines AG	3,314	1,147,772
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,249	5,194,801
Nemetschek SE	3,441	397,376
Porsche Automobil Holding SE (Preference)(q)	9,478	354,190
Puma SE	6,882	166,615
Rational AG	317	262,221
Rheinmetall AG	2,687	3,832,293
RWE AG	39,802	1,421,112
SAP SE	64,826	17,131,549
Sartorius AG (Preference)(q)	1,564	361,230
Scout24 SE(m)	4,822	502,632
Siemens AG (Registered)	47,048	10,779,989
Siemens Energy AG*	39,562	2,303,189
Siemens Healthineers AG(m)	17,222	923,845
Symrise AG, Class A	8,214	849,988
Talanx AG	3,937	411,659
Volkswagen AG (Preference)(q)	12,795	1,294,424
Vonovia SE	46,234	1,247,821
Zalando SE(m)*	13,692	470,212

		105,091,785

Hong Kong (1.6%)
AIA Group Ltd.	677,927	5,105,285
CK Asset Holdings Ltd.	125,005	505,228
CK Infrastructure Holdings Ltd.	40,050	239,844
CLP Holdings Ltd.	99,367	809,601
Futu Holdings Ltd. (ADR)	3,293	337,039
Hang Seng Bank Ltd.	47,515	643,592
Henderson Land Development Co. Ltd.	89,651	257,497
HKT Trust & HKT Ltd.	224,818	300,472
Hong Kong & China Gas Co. Ltd.	697,709	599,846
Hong Kong Exchanges & Clearing Ltd.	75,587	3,349,298
Hongkong Land Holdings Ltd.	69,246	299,679
Jardine Matheson Holdings Ltd.	10,060	401,193
Link REIT (REIT)	159,033	743,923
MTR Corp. Ltd.	99,472	325,333
Power Assets Holdings Ltd.	82,699	495,251
Prudential plc	165,815	1,769,651
Sino Land Co. Ltd.	249,952	250,227
Sun Hung Kai Properties Ltd.	87,931	835,076
Swire Pacific Ltd., Class A	25,585	225,553
Techtronic Industries Co. Ltd.	83,296	998,188
WH Group Ltd.(m)	494,035	453,310
Wharf Real Estate Investment Co. Ltd.	99,874	242,836

		19,187,922

Ireland (0.4%)
AerCap Holdings NV	12,012	1,227,266
AIB Group plc	127,293	818,969
Bank of Ireland Group plc	65,989	773,833
Kerry Group plc, Class A	9,611	1,005,982
Kingspan Group plc	9,859	790,479

		4,616,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (0.7%)
Azrieli Group Ltd.	2,655	$177,928
Bank Hapoalim BM	80,468	1,083,727
Bank Leumi Le-Israel BM	94,193	1,261,986
Check Point Software Technologies Ltd.*	5,459	1,244,215
Elbit Systems Ltd.	1,725	661,053
Global-e Online Ltd.*	6,203	221,137
ICL Group Ltd.	44,439	249,652
Israel Discount Bank Ltd., Class A	77,686	537,336
Mizrahi Tefahot Bank Ltd.	9,390	420,448
Nice Ltd.*	3,845	585,255
Nova Ltd.*	1,818	332,554
Teva Pharmaceutical Industries Ltd. (ADR)*	70,719	1,086,951
Wix.com Ltd.*	3,185	520,365

		8,382,607

Italy (2.7%)
Amplifon SpA	8,171	164,999
Banco BPM SpA(x)	81,021	818,784
BPER Banca SpA	59,510	463,950
Coca-Cola HBC AG	13,551	613,358
Davide Campari-Milano NV(x)	40,218	235,443
DiaSorin SpA	1,408	139,306
Enel SpA	502,667	4,074,873
Eni SpA	132,533	2,049,017
Ferrari NV	7,815	3,314,231
FinecoBank Banca Fineco SpA	36,449	717,107
Generali	57,779	2,022,987
Infrastrutture Wireless Italiane SpA(m)	20,259	214,460
Intesa Sanpaolo SpA	939,461	4,808,983
Leonardo SpA	26,181	1,269,116
Mediobanca Banca di Credito Finanziario SpA	30,079	561,534
Moncler SpA	14,091	862,391
Nexi SpA(m)*	31,880	169,326
Poste Italiane SpA(m)	29,397	522,260
Prysmian SpA	17,168	934,871
Recordati Industria Chimica e Farmaceutica SpA	6,902	390,322
Snam SpA	129,661	672,271
Telecom Italia SpA(x)*	562,461	189,025
Terna - Rete Elettrica Nazionale	90,006	814,014
UniCredit SpA	86,681	4,829,812
Unipol Assicurazioni SpA	22,658	360,641

		31,213,081

Japan (19.5%)
Advantest Corp.(x)	47,420	2,046,151
Aeon Co. Ltd.(x)	40,208	1,005,267
AGC, Inc.	12,886	390,472
Aisin Corp.	33,154	358,750
Ajinomoto Co., Inc.	57,998	1,143,990
ANA Holdings, Inc.	10,912	200,758
Asahi Group Holdings Ltd.	88,916	1,133,458
Asahi Kasei Corp.	80,086	559,038
Asics Corp.	41,500	870,175
Astellas Pharma, Inc.(x)	112,478	1,084,735
Bandai Namco Holdings, Inc.	36,145	1,205,878
Bridgestone Corp.(x)	35,584	1,422,269
Canon, Inc.	57,819	1,790,581
Capcom Co. Ltd.	21,252	519,150
Central Japan Railway Co.	49,925	949,970
Chiba Bank Ltd. (The)(x)	33,983	316,969
Chubu Electric Power Co., Inc.	41,439	448,400
Chugai Pharmaceutical Co. Ltd.	41,377	1,875,607
Concordia Financial Group Ltd.	64,201	419,988
Dai Nippon Printing Co. Ltd.	24,816	350,673
Daifuku Co. Ltd.	20,139	489,008
Dai-ichi Life Holdings, Inc.	220,268	1,663,869
Daiichi Sankyo Co. Ltd.	108,024	2,528,650
Daikin Industries Ltd.	16,330	1,757,225
Daito Trust Construction Co. Ltd.	3,537	361,152
Daiwa House Industry Co. Ltd.	37,106	1,221,611
Daiwa Securities Group, Inc.	82,683	547,839
Denso Corp.	115,952	1,425,532
Dentsu Group, Inc.(x)	11,296	247,775
Disco Corp.	5,790	1,154,024
East Japan Railway Co.	57,629	1,134,214
Eisai Co. Ltd.(x)	16,296	450,343
ENEOS Holdings, Inc.(x)	164,422	857,573
FANUC Corp.	58,588	1,585,888
Fast Retailing Co. Ltd.	11,975	3,517,691
Fuji Electric Co. Ltd.	8,530	358,056
FUJIFILM Holdings Corp.	70,092	1,329,267
Fujikura Ltd.	16,000	575,825
Fujitsu Ltd.	109,310	2,150,635
Hankyu Hanshin Holdings, Inc.	14,154	379,824
Hikari Tsushin, Inc.(x)	1,238	318,187
Hitachi Ltd.	287,585	6,630,235
Honda Motor Co. Ltd.	276,712	2,476,738
Hoshizaki Corp.	6,526	251,137
Hoya Corp.	21,757	2,434,045
Hulic Co. Ltd.	29,598	283,568
Idemitsu Kosan Co. Ltd.(x)	57,030	400,377
Inpex Corp.	55,476	760,997
Isuzu Motors Ltd.(x)	34,579	464,888
ITOCHU Corp.(x)	73,560	3,384,476
Japan Airlines Co. Ltd.	8,943	152,429
Japan Exchange Group, Inc.	60,382	614,931
Japan Post Bank Co. Ltd.(x)	112,209	1,126,653
Japan Post Holdings Co. Ltd.	118,859	1,183,122
Japan Post Insurance Co. Ltd.(x)	11,072	224,112
Japan Tobacco, Inc.	74,700	2,048,909
JFE Holdings, Inc.(x)	37,200	453,746
Kajima Corp.(x)	25,294	514,008
Kansai Electric Power Co., Inc. (The)	58,967	696,840
Kao Corp.	28,689	1,238,109
Kawasaki Kisen Kaisha Ltd.(x)	23,055	311,033
KDDI Corp.(x)	190,708	3,000,037
Keyence Corp.	12,144	4,734,856
Kikkoman Corp.	41,940	402,930
Kirin Holdings Co. Ltd.	48,153	666,964
Kobe Bussan Co. Ltd.	9,863	231,730
Komatsu Ltd.	56,043	1,608,915
Konami Group Corp.	5,999	703,130
Kubota Corp.	59,887	731,069
Kyocera Corp.(x)	78,024	871,586
Kyowa Kirin Co. Ltd.(x)	15,425	223,472
Lasertec Corp.	4,730	399,869
LY Corp.(x)	179,379	605,504
M3, Inc.(x)*	27,681	314,108
Makita Corp.	15,094	495,619
Marubeni Corp.	88,608	1,405,712
MatsukiyoCocokara & Co.(x)	19,435	303,271
Meiji Holdings Co. Ltd.	15,460	334,989
Minebea Mitsumi, Inc.(x)	23,022	333,611
Mitsubishi Chemical Group Corp.	86,119	423,160
Mitsubishi Corp.	212,233	3,716,448
Mitsubishi Electric Corp.	116,648	2,115,358
Mitsubishi Estate Co. Ltd.	65,717	1,065,563
Mitsubishi HC Capital, Inc.(x)	55,218	370,906
Mitsubishi Heavy Industries Ltd.	198,500	3,342,963
Mitsubishi UFJ Financial Group, Inc.	711,706	9,542,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	156,890	$2,928,286
Mitsui Fudosan Co. Ltd.	162,902	1,445,037
Mitsui OSK Lines Ltd.(x)	21,288	736,330
Mizuho Financial Group, Inc.	150,897	4,075,497
MonotaRO Co. Ltd.	15,099	281,615
MS&AD Insurance Group Holdings, Inc.	80,695	1,735,058
Murata Manufacturing Co. Ltd.	103,004	1,583,277
NEC Corp.	76,065	1,594,936
Nexon Co. Ltd.	19,406	263,939
Nidec Corp.(x)	51,162	850,028
Nintendo Co. Ltd.	68,573	4,622,128
Nippon Building Fund, Inc. (REIT)	472	400,912
Nippon Paint Holdings Co. Ltd.	58,948	440,567
Nippon Sanso Holdings Corp.(x)	10,990	330,748
Nippon Steel Corp.(x)	60,021	1,278,533
Nippon Telegraph & Telephone Corp.	1,853,120	1,787,762
Nippon Yusen KK(x)	26,624	873,503
Nissan Motor Co. Ltd.*	139,626	352,533
Nissin Foods Holdings Co. Ltd.(x)	12,448	253,375
Nitori Holdings Co. Ltd.	5,208	514,932
Nitto Denko Corp.	42,845	781,259
Nomura Holdings, Inc.	184,387	1,116,476
Nomura Research Institute Ltd.(x)	23,196	747,889
NTT Data Group Corp.	39,737	710,412
Obayashi Corp.	38,437	508,427
Obic Co. Ltd.	20,155	579,025
Olympus Corp.(x)	71,828	932,629
Omron Corp.(x)	11,137	312,748
Ono Pharmaceutical Co. Ltd.(x)	24,662	263,490
Oracle Corp.	2,348	245,069
Oriental Land Co. Ltd.(x)	66,858	1,312,733
ORIX Corp.	70,776	1,455,252
Osaka Gas Co. Ltd.(x)	23,281	525,099
Otsuka Corp.	13,350	288,023
Otsuka Holdings Co. Ltd.	27,238	1,407,935
Pan Pacific International Holdings Corp.	24,194	659,572
Panasonic Holdings Corp.	143,360	1,693,194
Rakuten Group, Inc.*	94,046	533,778
Recruit Holdings Co. Ltd.	86,935	4,438,038
Renesas Electronics Corp.	103,430	1,370,539
Resona Holdings, Inc.	128,052	1,098,759
Ricoh Co. Ltd.(x)	34,199	359,569
SBI Holdings, Inc.	16,470	437,363
SCREEN Holdings Co. Ltd.(x)	5,100	326,252
SCSK Corp.(x)	9,387	230,936
Secom Co. Ltd.	26,100	885,197
Seiko Epson Corp.	16,756	266,606
Sekisui Chemical Co. Ltd.	23,793	403,636
Sekisui House Ltd.	36,784	819,112
Seven & i Holdings Co. Ltd.	136,443	1,967,639
SG Holdings Co. Ltd.	21,299	212,436
Shimadzu Corp.	15,076	374,915
Shimano, Inc.	4,738	662,890
Shin-Etsu Chemical Co. Ltd.	112,677	3,182,211
Shionogi & Co. Ltd.	47,323	708,630
Shiseido Co. Ltd.	23,792	447,319
SMC Corp.	3,627	1,283,318
SoftBank Corp.	1,795,390	2,494,561
SoftBank Group Corp.	59,277	2,955,748
Sompo Holdings, Inc.(x)	55,872	1,684,094
Sony Group Corp.	381,820	9,584,321
Subaru Corp.	35,596	627,718
Sumitomo Corp.(x)	67,112	1,508,778
Sumitomo Electric Industries Ltd.	44,958	739,159
Sumitomo Metal Mining Co. Ltd.(x)	15,845	342,803
Sumitomo Mitsui Financial Group, Inc.	231,270	5,851,521
Sumitomo Mitsui Trust Group, Inc.	40,764	1,011,015
Sumitomo Realty & Development Co. Ltd.(x)	18,747	699,060
Suntory Beverage & Food Ltd.	8,580	283,044
Suzuki Motor Corp.	98,048	1,183,191
Sysmex Corp.(x)	29,947	566,435
T&D Holdings, Inc.	30,455	644,471
Taisei Corp.	10,423	459,268
Takeda Pharmaceutical Co. Ltd.(x)	98,209	2,889,501
TDK Corp.	121,470	1,252,034
Terumo Corp.	81,824	1,525,847
TIS, Inc.(x)	12,816	353,233
Toho Co. Ltd.	6,605	325,956
Tokio Marine Holdings, Inc.(x)	110,492	4,225,496
Tokyo Electron Ltd.	27,791	3,726,095
Tokyo Gas Co. Ltd.	20,678	656,639
Tokyo Metro Co. Ltd.(x)	18,000	217,935
Tokyu Corp.	30,557	343,280
TOPPAN Holdings, Inc.	14,190	383,534
Toray Industries, Inc.(x)	83,498	565,598
Toyota Industries Corp.(x)	10,173	861,711
Toyota Motor Corp.	588,340	10,261,334
Toyota Tsusho Corp.	40,146	667,271
Trend Micro, Inc.	7,637	509,931
Unicharm Corp.	70,836	561,767
West Japan Railway Co.	27,094	526,833
Yakult Honsha Co. Ltd.(x)	16,456	313,069
Yamaha Motor Co. Ltd.	58,814	467,406
Yaskawa Electric Corp.	14,015	348,530
Yokogawa Electric Corp.	13,348	257,456
Zensho Holdings Co. Ltd.(x)	5,642	302,845
ZOZO, Inc.(x)	26,946	257,441

		228,074,131

Jordan (0.0%)†
Hikma Pharmaceuticals plc	10,577	266,289

Luxembourg (0.1%)
ArcelorMittal SA	28,575	817,874
CVC Capital Partners plc*§	13,198	260,089
Eurofins Scientific SE	8,265	439,876

		1,517,839

Macau (0.1%)
Galaxy Entertainment Group Ltd.	133,282	520,696
Sands China Ltd.*	149,746	300,206

		820,902

Netherlands (3.6%)
ABN AMRO Bank NV (CVA)(m)	27,793	581,818
Adyen NV(m)*	1,358	2,064,578
Aegon Ltd.	84,888	555,326
Akzo Nobel NV	10,788	661,176
Argenx SE*	3,714	2,171,022
ASM International NV	2,927	1,314,727
ASML Holding NV	24,449	16,020,642
ASR Nederland NV	9,820	562,561
BE Semiconductor Industries NV	5,038	518,719
Euronext NV(m)	5,003	723,283
EXOR NV	6,256	565,183
Heineken Holding NV	8,201	593,252
Heineken NV	17,845	1,454,517
IMCD NV	3,578	474,520
ING Groep NV	195,381	3,800,666
JDE Peet’s NV	10,608	231,932
Koninklijke Ahold Delhaize NV	57,180	2,136,801
Koninklijke KPN NV	241,552	1,023,082
Koninklijke Philips NV*	48,563	1,227,186
NN Group NV	16,690	925,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Randstad NV(x)	6,548	$270,469
Universal Music Group NV	51,237	1,408,887
Wolters Kluwer NV	14,879	2,309,528

		41,595,320

New Zealand (0.3%)
Auckland International Airport Ltd.	104,278	483,695
Contact Energy Ltd.	53,796	279,771
Fisher & Paykel Healthcare Corp. Ltd.	37,215	708,660
Infratil Ltd.	59,559	350,996
Meridian Energy Ltd.	79,552	252,928
Xero Ltd.*	9,122	882,057

		2,958,107

Norway (0.6%)
Aker BP ASA	20,832	494,034
DNB Bank ASA	55,629	1,456,727
Equinor ASA	51,915	1,375,014
Gjensidige Forsikring ASA	11,765	270,398
Kongsberg Gruppen ASA	5,397	787,438
Mowi ASA	29,793	551,077
Norsk Hydro ASA	83,611	479,380
Orkla ASA	44,845	491,472
Salmar ASA	3,741	179,215
Telenor ASA	38,029	544,010

		6,628,765

Poland (0.0%)†
InPost SA*	13,345	194,804

Portugal (0.1%)
EDP SA	187,421	630,673
Galp Energia SGPS SA	28,641	502,635
Jeronimo Martins SGPS SA	18,564	393,436

		1,526,744

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	229,865	454,446
CapitaLand Integrated Commercial Trust (REIT)	349,819	543,828
CapitaLand Investment Ltd.	148,779	301,405
DBS Group Holdings Ltd.	123,215	4,237,553
Genting Singapore Ltd.	400,369	222,246
Grab Holdings Ltd., Class A*	143,104	648,261
Keppel Ltd.	88,946	454,151
Oversea-Chinese Banking Corp. Ltd.	209,865	2,690,467
Sea Ltd. (ADR)*	22,860	2,983,001
Sembcorp Industries Ltd.	50,900	238,464
Singapore Airlines Ltd.	89,109	449,008
Singapore Exchange Ltd.	52,589	523,385
Singapore Technologies Engineering Ltd.	102,634	515,273
Singapore Telecommunications Ltd.	459,432	1,166,257
STMicroelectronics NV	42,170	911,968
United Overseas Bank Ltd.	78,874	2,225,475

		18,565,188

South Africa (0.2%)
Anglo American plc	78,881	2,185,638

South Korea (0.0%)†
Delivery Hero SE(m)*	11,794	280,180

Spain (2.7%)
Acciona SA	1,601	209,124
ACS Actividades de Construccion y Servicios SA	11,118	634,155
Aena SME SA(m)	4,729	1,107,577
Amadeus IT Group SA	27,955	2,131,056
Banco Bilbao Vizcaya Argentaria SA	357,783	4,853,294
Banco de Sabadell SA	336,339	938,667
Banco Santander SA	951,491	6,374,737
CaixaBank SA	246,855	1,914,915
Cellnex Telecom SA(m)	32,555	1,155,672
EDP Renovaveis SA	19,120	159,400
Endesa SA	20,623	546,341
Grifols SA*	19,056	168,922
Iberdrola SA	361,713	5,843,337
Industria de Diseno Textil SA	67,470	3,345,001
Redeia Corp. SA	25,972	521,230
Repsol SA	71,018	944,539
Telefonica SA	246,764	1,161,760

		32,009,727

Sweden (2.9%)
AddTech AB, Class B	15,552	453,016
Alfa Laval AB	18,034	769,492
Assa Abloy AB, Class B	61,518	1,835,417
Atlas Copco AB, Class A	164,794	2,613,279
Atlas Copco AB, Class B	98,166	1,370,660
Beijer Ref AB, Class B(x)	24,482	342,443
Boliden AB	16,562	539,281
Epiroc AB, Class A	41,486	829,984
Epiroc AB, Class B	23,437	410,366
EQT AB(x)	23,210	702,410
Essity AB, Class B(x)	37,608	1,067,801
Evolution AB(m)	9,987	741,191
Fastighets AB Balder, Class B(x)*	41,347	258,732
H & M Hennes & Mauritz AB, Class B	33,386	437,926
Hexagon AB, Class B	127,714	1,355,051
Holmen AB, Class B(x)	4,732	186,987
Industrivarden AB, Class A	7,656	280,137
Industrivarden AB, Class C(x)	9,777	357,356
Indutrade AB(x)	16,920	466,269
Investment AB Latour, Class B	8,948	242,398
Investor AB, Class B	107,195	3,181,682
L E Lundbergforetagen AB, Class B	4,673	233,376
Lifco AB, Class B(x)	14,279	504,008
Nibe Industrier AB, Class B	100,640	379,760
Saab AB, Class B	20,080	786,376
Sagax AB, Class B(x)	13,166	275,847
Sandvik AB	66,735	1,394,213
Securitas AB, Class B	30,768	434,501
Skandinaviska Enskilda Banken AB, Class A(x)*	97,628	1,597,705
Skanska AB, Class B(x)*	21,703	476,949
SKF AB, Class B(x)*	22,401	450,614
Svenska Cellulosa AB SCA, Class B(x)*	37,311	490,895
Svenska Handelsbanken AB, Class A(x)	89,773	1,010,547
Swedbank AB, Class A(x)	52,252	1,184,686
Swedish Orphan Biovitrum AB*	12,067	345,018
Tele2 AB, Class B	32,729	441,355
Telefonaktiebolaget LM Ericsson, Class B(x)	171,637	1,326,406
Telia Co. AB(x)	146,334	528,309
Trelleborg AB, Class B	13,880	513,399
Volvo AB, Class B(x)*	98,555	2,874,741

		33,690,583

Switzerland (4.4%)
ABB Ltd. (Registered)	98,037	5,011,002
Avolta AG	5,784	251,313
Baloise Holding AG (Registered)	2,735	572,535
Banque Cantonale Vaudoise (Registered)(x)	1,877	204,524
Barry Callebaut AG (Registered)(x)	205	271,572
BKW AG	1,338	233,813
Chocoladefabriken Lindt & Spruengli AG	58	782,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	$916,243
Cie Financiere Richemont SA (Registered)	33,273	5,752,351
DSM-Firmenich AG	11,361	1,122,326
EMS-Chemie Holding AG (Registered)(x)	453	307,223
Galderma Group AG*	6,017	636,386
Geberit AG (Registered)	2,061	1,281,282
Givaudan SA (Registered)	578	2,481,343
Helvetia Holding AG (Registered)	2,349	485,094
Julius Baer Group Ltd.	12,962	889,334
Kuehne + Nagel International AG (Registered)	2,952	679,023
Logitech International SA (Registered)	9,409	786,157
Lonza Group AG (Registered)	4,456	2,730,918
Partners Group Holding AG	1,428	2,011,177
Sandoz Group AG	25,506	1,067,867
Schindler Holding AG	2,422	755,044
Schindler Holding AG (Registered)	1,555	469,295
SGS SA (Registered)	9,521	946,181
SIG Group AG(x)	19,503	359,550
Sika AG (Registered)	9,442	2,275,386
Sonova Holding AG (Registered)	3,101	899,069
Straumann Holding AG (Registered)	6,924	829,205
Swatch Group AG (The)(x)	1,905	326,651
Swiss Life Holding AG (Registered)	1,784	1,619,252
Swiss Prime Site AG (Registered)	4,552	558,774
Swisscom AG (Registered)	1,557	896,678
Temenos AG (Registered)	3,717	286,117
UBS Group AG (Registered)	203,383	6,177,124
VAT Group AG(m)	1,729	615,225
Zurich Insurance Group AG	9,017	6,268,176

		51,755,984

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	60,222	2,812,950
Admiral Group plc	16,023	589,885
Ashtead Group plc	27,141	1,453,562
Associated British Foods plc	21,076	519,996
AstraZeneca plc	96,258	13,993,367
Auto Trader Group plc(m)	55,718	535,628
Aviva plc	174,240	1,249,614
BAE Systems plc	186,106	3,749,076
Barclays plc	896,213	3,331,812
Barratt Redrow plc	82,574	451,086
British American Tobacco plc	123,278	5,067,155
BT Group plc(x)	405,729	869,221
Bunzl plc	21,220	813,008
Centrica plc	319,913	617,185
CK Hutchison Holdings Ltd.	166,763	937,599
Coca-Cola Europacific Partners plc	12,565	1,093,532
Compass Group plc	104,959	3,461,378
Croda International plc	7,783	293,869
DCC plc	6,274	416,973
Diageo plc	137,688	3,582,959
Entain plc	37,317	278,524
Halma plc	23,734	791,293
HSBC Holdings plc	1,109,558	12,525,360
Imperial Brands plc	49,988	1,849,988
Informa plc	81,552	810,523
InterContinental Hotels Group plc	9,839	1,048,790
Intertek Group plc	10,264	663,589
J Sainsbury plc	104,578	317,729
JD Sports Fashion plc	163,143	143,092
Kingfisher plc	107,635	352,182
Land Securities Group plc (REIT)	45,532	323,488
Legal & General Group plc	375,837	1,178,764
Lloyds Banking Group plc	3,777,449	3,517,158
London Stock Exchange Group plc	29,628	4,385,968
M&G plc	142,838	366,254
Marks & Spencer Group plc	130,060	597,258
Melrose Industries plc	79,269	486,482
National Grid plc	302,938	3,950,377
NatWest Group plc	475,002	2,772,172
Next plc	7,256	1,038,990
Pearson plc	36,389	572,527
Phoenix Group Holdings plc	41,628	307,313
Reckitt Benckiser Group plc	42,796	2,891,235
RELX plc	115,274	5,767,098
Rentokil Initial plc	153,374	688,668
Rolls-Royce Holdings plc*	526,578	5,094,751
Sage Group plc (The)	61,057	951,966
Schroders plc	51,437	231,091
Segro plc (REIT)	80,337	716,880
Severn Trent plc	16,092	526,115
Smith & Nephew plc	53,985	756,626
Smiths Group plc	21,013	524,142
Spirax Group plc	4,292	342,631
SSE plc	68,905	1,418,788
Standard Chartered plc	130,254	1,917,273
Tesco plc	422,797	1,814,850
Unilever plc	153,741	9,155,227
United Utilities Group plc	42,211	549,895
Vodafone Group plc	1,262,324	1,188,713
Whitbread plc	10,935	345,928
Wise plc, Class A*	39,763	485,388
WPP plc	69,584	522,412

		120,007,353

United States (9.9%)
Alcon AG	31,041	2,919,896
BP plc	1,000,368	5,635,395
CSL Ltd.	30,191	4,702,629
CyberArk Software Ltd.*	2,907	982,566
Experian plc	56,773	2,616,647
Ferrovial SE	29,351	1,306,939
GSK plc	256,681	4,847,520
Haleon plc	554,482	2,802,695
Holcim AG	32,356	3,456,134
James Hardie Industries plc (CHDI)*	27,084	651,214
Monday.com Ltd.*	2,263	550,271
Nestle SA (Registered)	162,649	16,424,846
Novartis AG (Registered)	122,356	13,531,492
QIAGEN NV*	13,785	546,667
Roche Holding AG (BMV Mexico Stock Exchange)	43,615	14,321,417
Roche Holding AG (OTC US Exchange)	2,015	697,859
Sanofi SA	70,557	7,775,812
Schneider Electric SE	33,994	7,746,688
Shell plc	378,396	13,808,403
Spotify Technology SA*	9,596	5,278,088
Stellantis NV	125,848	1,396,447
Swiss Re AG	18,812	3,189,556
Tenaris SA	26,146	510,586

		115,699,767

Total Common Stocks (89.8%) (Cost $657,533,677)		1,052,677,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	500,000	$500,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	18,359,329	18,359,329

Total Investment Companies		19,859,329

Total Short-Term Investments (1.7%) (Cost $19,859,329)		19,859,329

Total Investments in Securities (91.5%) (Cost $677,393,006)		1,072,536,424
Other Assets Less Liabilities (8.5%)		99,777,664

Net Assets (100%)		$1,172,314,088

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $601,877 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $12,043,679 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $39,723,191. This was collateralized by $22,621,782 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $19,859,329 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$248,407,567	21.2%
Industrials	187,838,018	16.0
Health Care	128,173,178	10.9
Consumer Discretionary	109,147,750	9.3
Consumer Staples	87,141,157	7.4
Information Technology	84,461,236	7.2
Materials	60,472,101	5.2
Communication Services	52,774,751	4.5
Energy	39,192,396	3.4
Utilities	35,568,705	3.0
Investment Companies	19,859,329	1.7
Real Estate	19,500,236	1.7
Cash and Other	99,777,664	8.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	797	6/2025	EUR	44,718,600	(1,314,078)
FTSE 100 Index	254	6/2025	GBP	28,190,739	(203,106)
MSCI EAFE E-Mini Index	19	6/2025	USD	2,295,485	(88,774)
SPI 200 Index	91	6/2025	AUD	11,197,421	(12,089)
TOPIX Index	155	6/2025	JPY	27,509,167	173,382

					(1,444,665)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,268,264	USD	1,431,229	HSBC Bank plc	6/20/2025	(12,968)
EUR	4,353,229	USD	4,779,705	HSBC Bank plc	6/20/2025	(51,388)
GBP	3,654,796	USD	4,738,556	HSBC Bank plc	6/20/2025	(17,820)
JPY	39,003,395	USD	265,899	HSBC Bank plc	6/20/2025	(3,529)

Net unrealized depreciation						(85,705)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$69,904,387	$—		$69,904,387
Austria	—	2,539,335	—		2,539,335
Belgium	—	8,041,339	—		8,041,339
Brazil	—	290,356	—		290,356
Chile	—	534,252	—		534,252
China	—	5,801,917	—		5,801,917
Denmark	—	25,117,298	—		25,117,298
Finland	—	10,818,636	—		10,818,636
France	—	103,360,330	—		103,360,330
Germany	—	105,091,785	—		105,091,785
Hong Kong	738,232	18,449,690	—		19,187,922
Ireland	1,227,266	3,389,263	—		4,616,529
Israel	3,072,668	5,309,939	—		8,382,607
Italy	—	31,213,081	—		31,213,081
Japan	—	228,074,131	—		228,074,131
Jordan	—	266,289	—		266,289
Luxembourg	—	1,517,839	—		1,517,839
Macau	—	820,902	—		820,902
Netherlands	—	41,595,320	—		41,595,320
New Zealand	—	2,958,107	—		2,958,107
Norway	—	6,628,765	—		6,628,765
Poland	—	194,804	—		194,804
Portugal	—	1,526,744	—		1,526,744
Singapore	3,631,262	14,933,926	—		18,565,188
South Africa	—	2,185,638	—		2,185,638
South Korea	—	280,180	—		280,180
Spain	—	32,009,727	—		32,009,727
Sweden	—	33,690,583	—		33,690,583
Switzerland	—	51,755,984	—		51,755,984
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,093,532	118,913,821	—		120,007,353
United States	6,810,925	108,888,842	—		115,699,767
Futures	173,382	—	—		173,382
Short-Term Investments
Investment Companies	19,859,329	—	—		19,859,329

Total Assets	$36,606,596	$1,036,103,210	$—		$1,072,709,806

Liabilities:
Forward Currency Contracts	$—	$(85,705)	$—		$(85,705)
Futures	(1,618,047)	—	—		(1,618,047)

Total Liabilities	$(1,618,047)	$(85,705)	$—		$(1,703,752)

Total	$34,988,549	$1,036,017,505	$—		$1,071,006,054

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,438,787
Aggregate gross unrealized depreciation	(101,225,894)

Net unrealized appreciation	$369,212,893

Federal income tax cost of investments in securities and derivative instruments, if applicable	$701,793,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,063,732	$30,082,341
Verizon Communications, Inc.	623,851	28,297,881

		58,380,222

Entertainment (1.3%)
Electronic Arts, Inc.	34,688	5,013,110
Live Nation Entertainment, Inc.*	23,632	3,085,867
Netflix, Inc.*	63,500	59,215,655
Take-Two Interactive Software, Inc.*	24,558	5,089,645
TKO Group Holdings, Inc., Class A	9,885	1,510,527
Walt Disney Co. (The)	268,089	26,460,384
Warner Bros Discovery, Inc.*	326,741	3,505,931

		103,881,119

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	865,896	133,902,157
Alphabet, Inc., Class C	701,775	109,638,308
Match Group, Inc.	35,724	1,114,589
Meta Platforms, Inc., Class A	325,085	187,365,991

		432,021,045

Media (0.5%)
Charter Communications, Inc., Class A*	14,004	5,160,894
Comcast Corp., Class A	559,882	20,659,646
Fox Corp., Class A	34,219	1,936,795
Fox Corp., Class B	18,843	993,215
Interpublic Group of Cos., Inc. (The)	56,440	1,532,911
News Corp., Class A	58,657	1,596,643
News Corp., Class B	19,037	578,154
Omnicom Group, Inc.	29,420	2,439,212
Paramount Global, Class B(x)	84,371	1,009,077

		35,906,547

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	71,186	18,986,018

Total Communication Services		649,174,951

Consumer Discretionary (9.3%)
Automobile Components (0.0%)†
Aptiv plc*	35,105	2,088,748

Automobiles (1.5%)
Ford Motor Co.	577,744	5,794,772
General Motors Co.	147,706	6,946,613
Tesla, Inc.*	415,412	107,658,174

		120,399,559

Broadline Retail (3.5%)
Amazon.com, Inc.*	1,400,156	266,393,680
eBay, Inc.	71,356	4,832,942

		271,226,622

Distributors (0.1%)
Genuine Parts Co.	19,924	2,373,746
LKQ Corp.	37,567	1,598,100
Pool Corp.	5,737	1,826,374

		5,798,220

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	64,256	7,676,022
Booking Holdings, Inc.	4,896	22,555,431
Caesars Entertainment, Inc.*	32,791	819,775
Carnival Corp.*	158,970	3,104,684
Chipotle Mexican Grill, Inc.*	198,880	9,985,765
Darden Restaurants, Inc.	17,332	3,600,896
Domino’s Pizza, Inc.	5,232	2,403,842
DoorDash, Inc., Class A*	50,362	9,204,663
Expedia Group, Inc.	18,549	3,118,087
Hilton Worldwide Holdings, Inc.	36,111	8,217,058
Las Vegas Sands Corp.	49,304	1,904,614
Marriott International, Inc., Class A	34,304	8,171,213
McDonald’s Corp.	106,252	33,189,937
MGM Resorts International*	36,282	1,075,398
Norwegian Cruise Line Holdings Ltd.*	64,834	1,229,253
Royal Caribbean Cruises Ltd.	36,712	7,542,113
Starbucks Corp.	169,302	16,606,833
Wynn Resorts Ltd.	13,841	1,155,724
Yum! Brands, Inc.	41,160	6,476,938

		148,038,246

Household Durables (0.3%)
DR Horton, Inc.	42,101	5,352,300
Garmin Ltd.	22,631	4,913,869
Lennar Corp., Class A	33,985	3,900,798
Mohawk Industries, Inc.*	7,860	897,455
NVR, Inc.*	438	3,173,043
PulteGroup, Inc.	30,654	3,151,231

		21,388,696

Leisure Products (0.0%)†
Hasbro, Inc.	18,294	1,124,898

Specialty Retail (1.7%)
AutoZone, Inc.*	2,525	9,627,269
Best Buy Co., Inc.	28,038	2,063,877
CarMax, Inc.*	22,613	1,762,005
Home Depot, Inc. (The)	147,462	54,043,348
Lowe’s Cos., Inc.	83,678	19,516,220
O’Reilly Automotive, Inc.*	8,589	12,304,430
Ross Stores, Inc.	48,932	6,253,020
TJX Cos., Inc. (The)	166,382	20,265,328
Tractor Supply Co.	79,788	4,396,319
Ulta Beauty, Inc.(x)*	6,638	2,433,093
Williams-Sonoma, Inc.	18,274	2,889,119

		135,554,028

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	22,120	2,473,237
Lululemon Athletica, Inc.(x)*	17,091	4,837,778
NIKE, Inc., Class B	174,576	11,082,085
Ralph Lauren Corp.	5,778	1,275,436
Tapestry, Inc.	30,731	2,163,770

		21,832,306

Total Consumer Discretionary		727,451,323

Consumer Staples (5.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	28,282	959,891
Coca-Cola Co. (The)	574,760	41,164,311
Constellation Brands, Inc., Class A	22,914	4,205,177
Keurig Dr Pepper, Inc.	177,238	6,065,084
Molson Coors Beverage Co., Class B	24,074	1,465,385
Monster Beverage Corp.*	106,058	6,206,514
PepsiCo, Inc.	203,350	30,490,299

		90,556,661

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	65,896	62,323,119
Dollar General Corp.	32,871	2,890,347
Dollar Tree, Inc.*	30,346	2,278,074
Kroger Co. (The)	97,444	6,595,984
Sysco Corp.	71,897	5,395,151
Target Corp.	67,670	7,062,041
Walgreens Boots Alliance, Inc.	97,986	1,094,504
Walmart, Inc.	643,971	56,534,214

		144,173,434

Food Products (0.6%)
Archer-Daniels-Midland Co.	72,014	3,457,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	18,745	$1,432,493
Campbell’s Co. (The)	31,813	1,269,975
Conagra Brands, Inc.	69,620	1,856,765
General Mills, Inc.	81,560	4,876,472
Hershey Co. (The)	22,466	3,842,360
Hormel Foods Corp.	39,661	1,227,111
J M Smucker Co. (The)(x)	16,154	1,912,795
Kellanova	38,944	3,212,491
Kraft Heinz Co. (The)	128,554	3,911,898
Lamb Weston Holdings, Inc.	20,910	1,114,503
McCormick & Co., Inc. (Non- Voting)	38,087	3,134,941
Mondelez International, Inc., Class A	192,021	13,028,625
Tyson Foods, Inc., Class A	41,297	2,635,162

		46,912,983

Household Products (1.1%)
Church & Dwight Co., Inc.	37,326	4,109,219
Clorox Co. (The)	18,370	2,704,982
Colgate-Palmolive Co.	121,351	11,370,589
Kimberly-Clark Corp.	49,062	6,977,598
Procter & Gamble Co. (The)	348,088	59,321,157

		84,483,545

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	33,470	2,209,020
Kenvue, Inc.	280,874	6,735,359

		8,944,379

Tobacco (0.7%)
Altria Group, Inc.	253,140	15,193,463
Philip Morris International, Inc.	230,704	36,619,646

		51,813,109

Total Consumer Staples		426,884,111

Energy (3.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	149,614	6,575,535
Halliburton Co.	126,961	3,221,000
Schlumberger NV	205,752	8,600,434

		18,396,969

Oil, Gas & Consumable Fuels (3.1%)
APA Corp.	58,815	1,236,291
Chevron Corp.	248,100	41,504,649
ConocoPhillips	189,400	19,890,788
Coterra Energy, Inc.	110,459	3,192,265
Devon Energy Corp.	95,766	3,581,648
Diamondback Energy, Inc.	27,876	4,456,815
EOG Resources, Inc.	83,742	10,739,074
EQT Corp.	87,683	4,684,903
Expand Energy Corp.	31,218	3,475,188
Exxon Mobil Corp.	646,193	76,851,733
Hess Corp.	41,805	6,677,513
Kinder Morgan, Inc.	288,691	8,236,354
Marathon Petroleum Corp.	47,473	6,916,341
Occidental Petroleum Corp.	100,046	4,938,271
ONEOK, Inc.	91,671	9,095,597
Phillips 66	60,613	7,484,493
Targa Resources Corp.	32,570	6,529,308
Texas Pacific Land Corp.	2,760	3,656,972
Valero Energy Corp.	46,482	6,138,878
Williams Cos., Inc. (The)	180,106	10,763,135

		240,050,216

Total Energy		258,447,185

Financials (13.3%)
Banks (3.2%)
Bank of America Corp.	982,939	41,018,044
Citigroup, Inc.	278,651	19,781,434
Citizens Financial Group, Inc.	63,863	2,616,467
Fifth Third Bancorp	101,285	3,970,372
Huntington Bancshares, Inc.	217,265	3,261,148
JPMorgan Chase & Co.	415,076	101,818,143
KeyCorp	146,195	2,337,658
M&T Bank Corp.	24,502	4,379,733
PNC Financial Services Group, Inc. (The)	59,006	10,371,485
Regions Financial Corp.	130,181	2,828,833
Truist Financial Corp.	197,395	8,122,804
US Bancorp	231,869	9,789,509
Wells Fargo & Co.	488,230	35,050,032

		245,345,662

Capital Markets (2.9%)
Ameriprise Financial, Inc.	14,346	6,945,042
Bank of New York Mellon Corp. (The)	105,480	8,846,608
BlackRock, Inc.‡	21,522	20,370,143
Blackstone, Inc.	107,840	15,073,875
Cboe Global Markets, Inc.	15,208	3,441,418
Charles Schwab Corp. (The)	254,562	19,927,113
CME Group, Inc.	53,790	14,269,949
FactSet Research Systems, Inc.	5,890	2,677,830
Franklin Resources, Inc.	45,692	879,571
Goldman Sachs Group, Inc. (The)	46,321	25,304,699
Intercontinental Exchange, Inc.	85,760	14,793,600
Invesco Ltd.	69,423	1,053,147
KKR & Co., Inc.	100,827	11,656,609
MarketAxess Holdings, Inc.	6,055	1,309,999
Moody’s Corp.	22,763	10,600,502
Morgan Stanley	183,265	21,381,528
MSCI, Inc.	11,437	6,467,624
Nasdaq, Inc.	62,848	4,767,649
Northern Trust Corp.	29,908	2,950,424
Raymond James Financial, Inc.	27,029	3,754,598
S&P Global, Inc.	46,761	23,759,264
State Street Corp.	41,813	3,743,518
T. Rowe Price Group, Inc.	32,331	2,970,249

		226,944,959

Consumer Finance (0.5%)
American Express Co.	82,221	22,121,560
Capital One Financial Corp.	56,842	10,191,771
Discover Financial Services	37,918	6,472,602
Synchrony Financial	57,062	3,020,862

		41,806,795

Financial Services (4.5%)
Apollo Global Management, Inc.	66,532	9,110,892
Berkshire Hathaway, Inc., Class B*	272,097	144,913,420
Corpay, Inc.*	10,285	3,586,585
Fidelity National Information Services, Inc.	78,341	5,850,506
Fiserv, Inc.*	84,975	18,765,029
Global Payments, Inc.	36,421	3,566,344
Jack Henry & Associates, Inc.	10,956	2,000,566
Mastercard, Inc., Class A	120,896	66,265,516
PayPal Holdings, Inc.*	146,070	9,531,068
Visa, Inc., Class A	255,829	89,657,831

		353,247,757

Insurance (2.2%)
Aflac, Inc.	73,938	8,221,166
Allstate Corp. (The)	39,826	8,246,770
American International Group, Inc.	88,079	7,657,588
Aon plc, Class A	32,289	12,886,217
Arch Capital Group Ltd.	56,365	5,421,186
Arthur J Gallagher & Co.	37,311	12,881,250
Assurant, Inc.	7,975	1,672,756
Brown & Brown, Inc.	35,739	4,445,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	55,192	$16,667,432
Cincinnati Financial Corp.	22,663	3,347,778
Erie Indemnity Co., Class A	3,473	1,455,361
Everest Group Ltd.	6,139	2,230,483
Globe Life, Inc.	12,149	1,600,266
Hartford Insurance Group, Inc. (The)	42,216	5,223,386
Loews Corp.	25,094	2,306,389
Marsh & McLennan Cos., Inc.	73,355	17,900,821
MetLife, Inc.	85,363	6,853,795
Principal Financial Group, Inc.	31,931	2,694,018
Progressive Corp. (The)	86,762	24,554,514
Prudential Financial, Inc.	53,530	5,978,230
Travelers Cos., Inc. (The)	33,641	8,896,699
W.R. Berkley Corp.	45,032	3,204,477
Willis Towers Watson plc	14,849	5,018,220

		169,364,734

Total Financials		1,036,709,907

Health Care (10.1%)
Biotechnology (1.7%)
AbbVie, Inc.	262,063	54,907,440
Amgen, Inc.	79,611	24,802,807
Biogen, Inc.*	21,871	2,992,828
Gilead Sciences, Inc.	186,145	20,857,547
Incyte Corp.*	22,865	1,384,476
Moderna, Inc.*	49,402	1,400,547
Regeneron Pharmaceuticals, Inc.	15,670	9,938,384
Vertex Pharmaceuticals, Inc.*	38,048	18,446,431

		134,730,460

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	257,196	34,117,049
Align Technology, Inc.*	10,493	1,666,918
Baxter International, Inc.	73,955	2,531,480
Becton Dickinson & Co.	42,509	9,737,112
Boston Scientific Corp.*	217,968	21,988,612
Cooper Cos., Inc. (The)*	28,611	2,413,338
Dexcom, Inc.*	59,407	4,056,904
Edwards Lifesciences Corp.*	86,836	6,293,873
GE HealthCare Technologies, Inc.	69,162	5,582,065
Hologic, Inc.*	33,735	2,083,811
IDEXX Laboratories, Inc.*	12,174	5,112,471
Insulet Corp.*	10,157	2,667,330
Intuitive Surgical, Inc.*	53,200	26,348,364
Medtronic plc	191,552	17,212,863
ResMed, Inc.	21,630	4,841,875
Solventum Corp.*	20,748	1,577,678
STERIS plc	14,652	3,320,876
Stryker Corp.	51,245	19,075,951
Zimmer Biomet Holdings, Inc.	29,002	3,282,446

		173,911,016

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	36,165	4,982,452
Cencora, Inc.	25,373	7,055,978
Centene Corp.*	72,836	4,421,874
Cigna Group (The)	40,643	13,371,547
CVS Health Corp.	187,958	12,734,154
DaVita, Inc.*	6,520	997,364
Elevance Health, Inc.	34,640	15,067,014
HCA Healthcare, Inc.	26,412	9,126,667
Henry Schein, Inc.*	19,683	1,348,089
Humana, Inc.	18,018	4,767,563
Labcorp Holdings, Inc.	12,275	2,856,883
McKesson Corp.	18,553	12,485,983
Molina Healthcare, Inc.*	8,059	2,654,554
Quest Diagnostics, Inc.	16,265	2,752,038
UnitedHealth Group, Inc.	136,614	71,551,583
Universal Health Services, Inc., Class B	9,278	1,743,336

		167,917,079

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	43,171	5,050,144
Bio-Techne Corp.	25,159	1,475,072
Charles River Laboratories International, Inc.*	8,109	1,220,567
Danaher Corp.	94,894	19,453,270
IQVIA Holdings, Inc.*	24,591	4,335,393
Mettler-Toledo International, Inc.*	3,120	3,684,439
Revvity, Inc.	17,319	1,832,350
Thermo Fisher Scientific, Inc.	56,672	28,199,987
Waters Corp.*	8,675	3,197,345
West Pharmaceutical Services, Inc.	10,805	2,419,024

		70,867,591

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	302,932	18,475,823
Eli Lilly & Co.	116,967	96,604,215
Johnson & Johnson	357,405	59,272,045
Merck & Co., Inc.	375,319	33,688,634
Pfizer, Inc.	838,210	21,240,241
Viatris, Inc.	182,972	1,593,686
Zoetis, Inc.	65,959	10,860,149

		241,734,793

Total Health Care		789,160,939

Industrials (7.7%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	10,692	5,623,457
Boeing Co. (The)*	111,659	19,043,443
GE Aerospace	159,328	31,889,499
General Dynamics Corp.	37,399	10,194,220
Howmet Aerospace, Inc.	60,051	7,790,416
Huntington Ingalls Industries, Inc.	5,907	1,205,264
L3Harris Technologies, Inc.	28,027	5,866,331
Lockheed Martin Corp.	31,000	13,848,010
Northrop Grumman Corp.	20,284	10,385,611
RTX Corp.	197,181	26,118,595
Textron, Inc.	26,434	1,909,857
TransDigm Group, Inc.	8,399	11,618,253

		145,492,956

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	17,210	1,762,304
Expeditors International of Washington, Inc.	21,084	2,535,351
FedEx Corp.	32,699	7,971,362
United Parcel Service, Inc., Class B	109,199	12,010,798

		24,279,815

Building Products (0.5%)
A.O. Smith Corp.	17,958	1,173,735
Allegion plc	13,802	1,800,609
Builders FirstSource, Inc.*	16,739	2,091,371
Carrier Global Corp.	119,880	7,600,392
Johnson Controls International plc	97,996	7,850,460
Lennox International, Inc.	4,885	2,739,654
Masco Corp.	31,910	2,219,021
Trane Technologies plc	32,966	11,106,905

		36,582,147

Commercial Services & Supplies (0.6%)
Cintas Corp.	50,871	10,455,517
Copart, Inc.*	130,397	7,379,166
Republic Services, Inc.	30,265	7,328,972
Rollins, Inc.	40,089	2,166,009
Veralto Corp.	37,791	3,682,733
Waste Management, Inc.	54,325	12,576,781

		43,589,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Quanta Services, Inc.	21,750	$5,528,415

Electrical Equipment (0.7%)
AMETEK, Inc.	33,837	5,824,701
Eaton Corp. plc	59,028	16,045,581
Emerson Electric Co.(x)	82,978	9,097,708
GE Vernova, Inc.	41,172	12,568,988
Generac Holdings, Inc.*	9,225	1,168,347
Hubbell, Inc., Class B	8,055	2,665,480
Rockwell Automation, Inc.	16,640	4,299,443

		51,670,248

Ground Transportation (0.8%)
CSX Corp.	284,907	8,384,813
JB Hunt Transport Services, Inc.	11,537	1,706,899
Norfolk Southern Corp.	33,564	7,949,634
Old Dominion Freight Line, Inc.	27,843	4,606,624
Uber Technologies, Inc.*	310,109	22,594,542
Union Pacific Corp.	89,551	21,155,528

		66,398,040

Industrial Conglomerates (0.4%)
3M Co.	79,868	11,729,414
Honeywell International, Inc.	97,122	20,565,584

		32,294,998

Machinery (1.5%)
Caterpillar, Inc.	70,948	23,398,650
Cummins, Inc.	20,350	6,378,504
Deere & Co.	37,511	17,605,788
Dover Corp.	19,992	3,512,195
Fortive Corp.	49,877	3,649,999
IDEX Corp.	11,553	2,090,746
Illinois Tool Works, Inc.	39,965	9,911,720
Ingersoll Rand, Inc.	58,765	4,702,963
Nordson Corp.	7,769	1,567,163
Otis Worldwide Corp.	59,053	6,094,270
PACCAR, Inc.	78,311	7,625,142
Parker-Hannifin Corp.	19,211	11,677,406
Pentair plc	24,465	2,140,198
Snap-on, Inc.	7,597	2,560,265
Stanley Black & Decker, Inc.	23,802	1,829,898
Westinghouse Air Brake Technologies Corp.	25,990	4,713,286
Xylem, Inc.	36,049	4,306,413

		113,764,606

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	95,758	4,175,049
Southwest Airlines Co.	85,804	2,881,298
United Airlines Holdings, Inc.*	49,639	3,427,573

		10,483,920

Professional Services (0.6%)
Automatic Data Processing, Inc.	60,136	18,373,352
Broadridge Financial Solutions, Inc.	17,440	4,228,502
Dayforce, Inc.*	23,560	1,374,255
Equifax, Inc.	18,315	4,460,801
Jacobs Solutions, Inc.	18,913	2,286,393
Leidos Holdings, Inc.	18,963	2,558,867
Paychex, Inc.	47,775	7,370,727
Paycom Software, Inc.	7,064	1,543,343
Verisk Analytics, Inc.	20,770	6,181,568

		48,377,808

Trading Companies & Distributors (0.2%)
Fastenal Co.	84,796	6,575,930
United Rentals, Inc.	9,690	6,072,723
W.W. Grainger, Inc.	6,478	6,399,162

		19,047,815

Total Industrials		597,509,946

Information Technology (26.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	151,774	11,759,450
Cisco Systems, Inc.	591,231	36,484,865
F5, Inc.*	8,645	2,301,904
Juniper Networks, Inc.	51,801	1,874,678
Motorola Solutions, Inc.	24,881	10,893,151

		63,314,048

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	179,935	11,801,937
CDW Corp.	19,390	3,107,442
Corning, Inc.	114,088	5,222,949
Jabil, Inc.	16,518	2,247,604
Keysight Technologies, Inc.*	25,421	3,807,303
TE Connectivity plc	43,812	6,191,512
Teledyne Technologies, Inc.*	7,009	3,488,449
Trimble, Inc.*	36,494	2,395,831
Zebra Technologies Corp., Class A*	7,872	2,224,312

		40,487,339

IT Services (1.1%)
Accenture plc, Class A	92,672	28,917,371
Akamai Technologies, Inc.*	21,895	1,762,547
Cognizant Technology Solutions Corp., Class A	72,374	5,536,611
EPAM Systems, Inc.*	8,272	1,396,644
Gartner, Inc.*	11,433	4,798,887
GoDaddy, Inc., Class A*	21,154	3,810,682
International Business Machines Corp.	137,166	34,107,698
VeriSign, Inc.*	12,223	3,103,053

		83,433,493

Semiconductors & Semiconductor Equipment (9.0%)
Advanced Micro Devices, Inc.*	240,109	24,668,799
Analog Devices, Inc.	74,157	14,955,242
Applied Materials, Inc.	120,644	17,507,857
Broadcom, Inc.	695,827	116,502,315
Enphase Energy, Inc.*	20,412	1,266,565
First Solar, Inc.*	16,197	2,047,787
Intel Corp.	644,198	14,629,736
KLA Corp.	19,647	13,356,031
Lam Research Corp.	189,447	13,772,797
Microchip Technology, Inc.	78,184	3,784,887
Micron Technology, Inc.	165,604	14,389,331
Monolithic Power Systems, Inc.	6,972	4,043,620
NVIDIA Corp.	3,635,485	394,013,864
NXP Semiconductors NV	37,629	7,151,768
ON Semiconductor Corp.*	65,155	2,651,157
QUALCOMM, Inc.	164,183	25,220,151
Skyworks Solutions, Inc.	23,620	1,526,561
Teradyne, Inc.	23,457	1,937,548
Texas Instruments, Inc.	134,927	24,246,382

		697,672,398

Software (8.8%)
Adobe, Inc.*	64,621	24,784,092
ANSYS, Inc.*	13,160	4,165,930
Autodesk, Inc.*	31,717	8,303,511
Cadence Design Systems, Inc.*	40,872	10,394,976
Crowdstrike Holdings, Inc., Class A*	36,564	12,891,735
Fair Isaac Corp.*	3,689	6,803,106
Fortinet, Inc.*	94,163	9,064,130
Gen Digital, Inc.	82,425	2,187,559
Intuit, Inc.	41,469	25,461,551
Microsoft Corp.	1,103,558	414,264,638
Oracle Corp.	240,057	33,562,369
Palantir Technologies, Inc., Class A*	303,712	25,633,293
Palo Alto Networks, Inc.*	97,758	16,681,425
PTC, Inc.*	17,872	2,769,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	16,016	$9,442,713
Salesforce, Inc.	141,942	38,091,555
ServiceNow, Inc.*	30,514	24,293,416
Synopsys, Inc.*	22,813	9,783,355
Tyler Technologies, Inc.*	6,489	3,772,640
Workday, Inc., Class A*	31,601	7,379,782

		689,731,042

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	2,229,993	495,348,345
Dell Technologies, Inc., Class C	46,896	4,274,570
Hewlett Packard Enterprise Co.	190,309	2,936,468
HP, Inc.	137,420	3,805,160
NetApp, Inc.	31,354	2,754,135
Seagate Technology Holdings plc	30,730	2,610,514
Super Micro Computer, Inc.(x)*	77,611	2,657,401
Western Digital Corp.(x)*	49,970	2,020,287

		516,406,880

Total Information Technology		2,091,045,200

Materials (1.8%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	32,957	9,719,679
Albemarle Corp.(x)	17,616	1,268,704
CF Industries Holdings, Inc.	24,948	1,949,686
Corteva, Inc.	99,984	6,291,993
Dow, Inc.	105,614	3,688,041
DuPont de Nemours, Inc.	62,443	4,663,243
Eastman Chemical Co.	18,033	1,588,888
Ecolab, Inc.	37,210	9,433,479
International Flavors & Fragrances, Inc.	38,904	3,019,340
Linde plc	70,602	32,875,115
LyondellBasell Industries NV, Class A	37,756	2,658,022
Mosaic Co. (The)	49,687	1,342,046
PPG Industries, Inc.	34,660	3,790,071
Sherwin-Williams Co. (The)	34,592	12,079,181

		94,367,488

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,239	4,417,443
Vulcan Materials Co.	19,973	4,659,701

		9,077,144

Containers & Packaging (0.2%)
Amcor plc(x)	219,881	2,132,846
Avery Dennison Corp.	12,424	2,211,099
Ball Corp.	44,237	2,303,421
International Paper Co.	78,185	4,171,170
Packaging Corp. of America	13,603	2,693,666
Smurfit WestRock plc	75,620	3,407,437

		16,919,639

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	214,622	8,125,589
Newmont Corp.	170,041	8,209,579
Nucor Corp.	35,531	4,275,800
Steel Dynamics, Inc.	20,632	2,580,651

		23,191,619

Total Materials		143,555,890

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	22,351	2,067,691
Healthpeak Properties, Inc. (REIT)	109,556	2,215,222
Ventas, Inc. (REIT)	62,465	4,295,093
Welltower, Inc. (REIT)	90,441	13,856,466

		22,434,472

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	108,622	1,543,519

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	138,335	15,464,470

Office REITs (0.0%)†
BXP, Inc. (REIT)	23,161	1,556,187

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	43,439	5,680,952
CoStar Group, Inc.*	60,708	4,809,895

		10,490,847

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	20,970	4,500,581
Camden Property Trust (REIT)	15,159	1,853,946
Equity Residential (REIT)	51,429	3,681,288
Essex Property Trust, Inc. (REIT)	9,444	2,895,247
Invitation Homes, Inc. (REIT)	83,692	2,916,666
Mid-America Apartment Communities, Inc. (REIT)	17,507	2,933,823
UDR, Inc. (REIT)	45,280	2,045,298

		20,826,849

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	12,057	1,179,416
Kimco Realty Corp. (REIT)	96,315	2,045,730
Realty Income Corp. (REIT)	130,591	7,575,584
Regency Centers Corp. (REIT)	24,147	1,781,083
Simon Property Group, Inc. (REIT)	45,456	7,549,332

		20,131,145

Specialized REITs (0.9%)
American Tower Corp. (REIT)	69,795	15,187,392
Crown Castle, Inc. (REIT)	64,076	6,678,642
Digital Realty Trust, Inc. (REIT)	47,187	6,761,425
Equinix, Inc. (REIT)	14,412	11,750,824
Extra Space Storage, Inc. (REIT)	31,501	4,677,584
Iron Mountain, Inc. (REIT)	43,929	3,779,651
Public Storage (REIT)	23,255	6,959,989
SBA Communications Corp. (REIT)	16,165	3,556,462
VICI Properties, Inc. (REIT), Class A	154,862	5,051,598
Weyerhaeuser Co. (REIT)	108,222	3,168,740

		67,572,307

Total Real Estate		160,019,796

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	37,407	2,407,141
American Electric Power Co., Inc.	79,436	8,679,972
Constellation Energy Corp.	46,684	9,412,895
Duke Energy Corp.	115,324	14,066,068
Edison International	55,914	3,294,453
Entergy Corp.	63,925	5,464,948
Evergy, Inc.	34,992	2,412,698
Eversource Energy	52,874	3,284,004
Exelon Corp.	151,007	6,958,403
FirstEnergy Corp.	76,278	3,083,157
NextEra Energy, Inc.	304,178	21,563,178
NRG Energy, Inc.	30,057	2,869,241
PG&E Corp.	327,682	5,629,577
Pinnacle West Capital Corp.	16,372	1,559,433
PPL Corp.	110,302	3,983,005
Southern Co. (The)	163,653	15,047,893
Xcel Energy, Inc.	85,854	6,077,605

		115,793,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	22,806	$3,525,351

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	114,608	1,423,431
Vistra Corp.	49,860	5,855,559

		7,278,990

Multi-Utilities (0.6%)
Ameren Corp.	39,468	3,962,587
CenterPoint Energy, Inc.	96,773	3,506,086
CMS Energy Corp.	44,308	3,327,974
Consolidated Edison, Inc.	51,820	5,730,774
Dominion Energy, Inc.	125,266	7,023,665
DTE Energy Co.	31,149	4,306,972
NiSource, Inc.	71,223	2,855,330
Public Service Enterprise Group, Inc.	73,563	6,054,235
Sempra	94,606	6,751,084
WEC Energy Group, Inc.	46,241	5,039,344

		48,558,051

Water Utilities (0.1%)
American Water Works Co., Inc.	29,477	4,348,447

Total Utilities		179,504,510

Total Common Stocks (90.5%) (Cost $2,003,654,185)		7,059,463,758

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	6,977,070	6,977,070
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	218,233,621	218,299,091

Total Investment Companies		225,276,161

Total Short-Term Investments (2.9%) (Cost $225,295,167)		225,276,161

Total Investments in Securities (93.4%) (Cost $2,228,949,352)		7,284,739,919
Other Assets Less Liabilities (6.6%)		515,810,072

Net Assets (100%)		$7,800,549,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $9,244,886. This was collateralized by $2,450,713 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 5/15/54 and by cash of $6,977,070 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	21,522	22,740,015	—	(645,009)	53,077	(1,777,940)	20,370,143	113,297	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,632	6/2025	USD	743,967,700	(186,749)

					(186,749)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$649,174,951	$—	$—	$649,174,951
Consumer Discretionary	727,451,323	—	—	727,451,323
Consumer Staples	426,884,111	—	—	426,884,111
Energy	258,447,185	—	—	258,447,185
Financials	1,036,709,907	—	—	1,036,709,907
Health Care	789,160,939	—	—	789,160,939
Industrials	597,509,946	—	—	597,509,946
Information Technology	2,091,045,200	—	—	2,091,045,200
Materials	143,555,890	—	—	143,555,890
Real Estate	160,019,796	—	—	160,019,796
Utilities	179,504,510	—	—	179,504,510
Short-Term Investments
Investment Companies	225,276,161	—	—	225,276,161

Total Assets	$7,284,739,919	$—	$—	$7,284,739,919

Liabilities:
Futures	$(186,749)	$—	$—	$(186,749)

Total Liabilities	$(186,749)	$—	$—	$(186,749)

Total	$7,284,553,170	$—	$—	$7,284,553,170

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,232,675,391
Aggregate gross unrealized depreciation	(153,978,997)

Net unrealized appreciation	$5,078,696,394

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,205,856,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	56,679	$2,032,509
Iridium Communications, Inc.	29,014	792,662

		2,825,171

Entertainment (0.2%)
Warner Music Group Corp., Class A	37,633	1,179,795

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	70,164	701,640

Media (0.5%)
EchoStar Corp., Class A*	29,870	764,074
New York Times Co. (The), Class A	40,545	2,011,032
Nexstar Media Group, Inc., Class A	7,554	1,353,828

		4,128,934

Total Communication Services		8,835,540

Consumer Discretionary (12.1%)
Automobile Components (0.7%)
Autoliv, Inc.	18,496	1,635,971
Gentex Corp.	57,485	1,339,401
Goodyear Tire & Rubber Co. (The)*	75,424	696,918
Lear Corp.	13,343	1,177,119
Visteon Corp.*	6,943	538,916

		5,388,325

Automobiles (0.2%)
Harley-Davidson, Inc.	29,532	745,683
Thor Industries, Inc.(x)	13,525	1,025,330

		1,771,013

Broadline Retail (0.5%)
Macy’s, Inc.	70,627	887,075
Nordstrom, Inc.	26,027	636,360
Ollie’s Bargain Outlet Holdings, Inc.*	15,742	1,831,739

		3,355,174

Diversified Consumer Services (1.3%)
Duolingo, Inc., Class A*	9,617	2,986,463
Graham Holdings Co., Class B	913	877,265
Grand Canyon Education, Inc.*	7,342	1,270,313
H&R Block, Inc.	34,160	1,875,726
Service Corp. International	36,979	2,965,716

		9,975,483

Hotels, Restaurants & Leisure (3.1%)
Aramark	68,026	2,348,258
Boyd Gaming Corp.	18,062	1,189,021
Cava Group, Inc.*	20,694	1,788,169
Choice Hotels International, Inc.(x)	5,654	750,738
Churchill Downs, Inc.	18,590	2,064,791
Hilton Grand Vacations, Inc.*	16,772	627,441
Hyatt Hotels Corp., Class A	10,452	1,280,370
Light & Wonder, Inc.*	22,776	1,972,629
Marriott Vacations Worldwide Corp.	7,889	506,789
Planet Fitness, Inc., Class A*	21,718	2,098,176
Texas Roadhouse, Inc., Class A	17,035	2,838,542
Travel + Leisure Co.	18,463	854,652
Vail Resorts, Inc.(x)	9,484	1,517,630
Wendy’s Co. (The)	44,529	651,459
Wingstop, Inc.	7,315	1,650,118
Wyndham Hotels & Resorts, Inc.	19,848	1,796,443

		23,935,226

Household Durables (1.5%)
KB Home	16,079	934,511
Somnigroup International, Inc.(x)	48,918	2,929,210
Taylor Morrison Home Corp., Class A*	26,586	1,596,223
Toll Brothers, Inc.	25,717	2,715,458
TopBuild Corp.*	7,505	2,288,650
Whirlpool Corp.(x)	14,668	1,322,027

		11,786,079

Leisure Products (0.5%)
Brunswick Corp.	16,909	910,550
Mattel, Inc.*	86,172	1,674,322
Polaris, Inc.(x)	12,728	521,084
YETI Holdings, Inc.*	21,764	720,388

		3,826,344

Specialty Retail (3.3%)
Abercrombie & Fitch Co., Class A*	12,881	983,722
AutoNation, Inc.*	6,745	1,092,150
Bath & Body Works, Inc.	53,156	1,611,690
Burlington Stores, Inc.*	16,051	3,825,435
Chewy, Inc., Class A*	42,663	1,386,974
Dick’s Sporting Goods, Inc.	14,765	2,976,033
Five Below, Inc.*	13,926	1,043,406
Floor & Decor Holdings, Inc., Class A*	27,559	2,217,673
GameStop Corp., Class A(x)*	103,200	2,303,424
Gap, Inc. (The)	56,555	1,165,598
Lithia Motors, Inc., Class A	6,720	1,972,589
Murphy USA, Inc.	4,659	2,188,845
Penske Automotive Group, Inc.	4,799	690,960
RH*	3,812	893,571
Valvoline, Inc.*	32,711	1,138,670

		25,490,740

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	30,096	593,794
Columbia Sportswear Co.(x)	7,592	574,638
Crocs, Inc.*	14,878	1,580,043
PVH Corp.	13,873	896,751
Skechers USA, Inc., Class A*	33,474	1,900,654
Under Armour, Inc., Class A*	41,484	259,275
Under Armour, Inc., Class C*	44,247	263,270
VF Corp.	82,281	1,277,001

		7,345,426

Total Consumer Discretionary		92,873,810

Consumer Staples (4.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	2,087	498,459
Celsius Holdings, Inc.(x)*	40,067	1,427,186
Coca-Cola Consolidated, Inc.	1,531	2,066,850

		3,992,495

Consumer Staples Distribution & Retail (3.0%)
Albertsons Cos., Inc., Class A	104,053	2,288,125
BJ’s Wholesale Club Holdings, Inc.*	33,581	3,831,592
Casey’s General Stores, Inc.	9,432	4,093,865
Maplebear, Inc.*	40,731	1,624,760
Performance Food Group Co.*	39,657	3,118,230
Sprouts Farmers Market, Inc.*	25,564	3,902,089
US Foods Holding Corp.*	58,752	3,845,906

		22,704,567

Food Products (0.9%)
Darling Ingredients, Inc.*	40,517	1,265,751
Flowers Foods, Inc.	47,799	908,659
Ingredion, Inc.	16,465	2,226,233
Lancaster Colony Corp.	4,875	853,125
Pilgrim’s Pride Corp.*	10,537	574,372
Post Holdings, Inc.*	11,864	1,380,495

		7,208,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.5%)
BellRing Brands, Inc.*	32,419	$2,413,919
Coty, Inc., Class A*	101,944	557,634
e.l.f. Beauty, Inc.(x)*	14,217	892,685

		3,864,238

Total Consumer Staples		37,769,935

Energy (3.7%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	49,435	1,473,163
NOV, Inc.	100,264	1,526,018
Valaris Ltd.(x)*	15,845	622,074
Weatherford International plc	18,207	974,985

		4,596,240

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	86,092	1,549,656
Antero Resources Corp.*	75,520	3,054,029
Chord Energy Corp.	14,772	1,665,100
Civitas Resources, Inc.	22,211	774,942
CNX Resources Corp.*	38,103	1,199,482
DT Midstream, Inc.	25,520	2,462,170
HF Sinclair Corp.	41,520	1,365,178
Matador Resources Co.	27,831	1,421,886
Murphy Oil Corp.	32,444	921,410
Ovintiv, Inc.	67,074	2,870,767
PBF Energy, Inc., Class A	24,868	474,730
Permian Resources Corp.	165,725	2,295,291
Range Resources Corp.	63,149	2,521,539
Viper Energy, Inc., Class A	33,221	1,499,928

		24,076,108

Total Energy		28,672,348

Financials (16.8%)
Banks (6.2%)
Associated Banc-Corp.	39,086	880,608
Bank OZK	26,635	1,157,291
Cadence Bank	45,253	1,373,881
Columbia Banking System, Inc.	54,066	1,348,406
Comerica, Inc.	34,054	2,011,229
Commerce Bancshares, Inc.	31,435	1,956,200
Cullen/Frost Bankers, Inc.	16,351	2,047,145
East West Bancorp, Inc.	35,964	3,228,129
First Financial Bankshares, Inc.	32,995	1,185,180
First Horizon Corp.	141,330	2,744,629
Flagstar Financial, Inc.(x)	78,585	913,158
FNB Corp.	99,700	1,340,965
Glacier Bancorp, Inc.	29,466	1,302,987
Hancock Whitney Corp.	22,971	1,204,829
Home BancShares, Inc.	48,935	1,383,393
International Bancshares Corp.	13,785	869,282
Old National Bancorp	83,428	1,767,839
Pinnacle Financial Partners, Inc.	19,435	2,060,887
Prosperity Bancshares, Inc.	23,309	1,663,563
SouthState Corp.	24,155	2,242,067
Synovus Financial Corp.	36,531	1,707,459
Texas Capital Bancshares, Inc.*	11,828	883,552
UMB Financial Corp.	17,774	1,796,951
United Bankshares, Inc.	34,485	1,195,595
Valley National Bancorp	124,396	1,105,880
Webster Financial Corp.	43,593	2,247,219
Western Alliance Bancorp	28,659	2,201,871
Wintrust Financial Corp.	17,455	1,962,989
Zions Bancorp NA	38,738	1,931,477

		47,714,661

Capital Markets (3.3%)
Affiliated Managers Group, Inc.	8,058	1,353,986
Carlyle Group, Inc. (The)	55,076	2,400,763
Evercore, Inc., Class A	9,346	1,866,583
Federated Hermes, Inc., Class B	21,494	876,310
Hamilton Lane, Inc., Class A	11,031	1,639,979
Houlihan Lokey, Inc., Class A	15,068	2,433,482
Interactive Brokers Group, Inc., Class A	28,048	4,644,468
Janus Henderson Group plc	36,622	1,323,885
Jefferies Financial Group, Inc.	43,250	2,316,903
Morningstar, Inc.	6,437	1,930,263
SEI Investments Co.	25,957	2,015,042
Stifel Financial Corp.	28,501	2,686,504

		25,488,168

Consumer Finance (0.7%)
Ally Financial, Inc.	72,277	2,635,942
FirstCash Holdings, Inc.	10,826	1,302,585
SLM Corp.	58,943	1,731,156

		5,669,683

Financial Services (1.3%)
Essent Group Ltd.	26,556	1,532,812
Euronet Worldwide, Inc.*	10,851	1,159,429
MGIC Investment Corp.	64,982	1,610,254
Shift4 Payments, Inc., Class A(x)*	17,887	1,461,547
Voya Financial, Inc.	26,272	1,780,191
Western Union Co. (The)	92,011	973,476
WEX, Inc.*	8,939	1,403,602

		9,921,311

Insurance (4.7%)
American Financial Group, Inc.	17,838	2,342,843
Brighthouse Financial, Inc.*	15,178	880,172
CNO Financial Group, Inc.	29,603	1,232,965
Fidelity National Financial, Inc.	67,123	4,368,365
First American Financial Corp.	25,287	1,659,586
Hanover Insurance Group, Inc. (The)	9,467	1,646,785
Kemper Corp.	15,578	1,041,389
Kinsale Capital Group, Inc.	5,597	2,724,116
Old Republic International Corp.	63,793	2,501,962
Primerica, Inc.	8,729	2,483,662
Reinsurance Group of America, Inc.	16,550	3,258,695
RenaissanceRe Holdings Ltd.	12,663	3,039,120
RLI Corp.	20,451	1,642,829
Ryan Specialty Holdings, Inc., Class A	27,974	2,066,439
Selective Insurance Group, Inc.	14,976	1,370,903
Unum Group	43,361	3,532,187

		35,792,018

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	153,171	3,110,903
Starwood Property Trust, Inc. (REIT)	86,352	1,707,179

		4,818,082

Total Financials		129,403,923

Health Care (8.2%)
Biotechnology (2.4%)
BioMarin Pharmaceutical, Inc.*	48,493	3,427,970
Cytokinetics, Inc.*	30,123	1,210,643
Exelixis, Inc.*	72,556	2,678,768
Halozyme Therapeutics, Inc.*	32,417	2,068,529
Neurocrine Biosciences, Inc.*	25,589	2,830,143
Roivant Sciences Ltd.*	110,465	1,114,592
Sarepta Therapeutics, Inc.*	24,253	1,547,826
United Therapeutics Corp.*	11,373	3,505,955

		18,384,426

Health Care Equipment & Supplies (1.5%)
Dentsply Sirona, Inc.	50,727	757,861
Envista Holdings Corp.*	44,168	762,340
Globus Medical, Inc., Class A*	29,074	2,128,217
Haemonetics Corp.*	13,131	834,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lantheus Holdings, Inc.*	17,880	$1,745,088
LivaNova plc*	14,330	562,882
Masimo Corp.*	11,404	1,899,907
Penumbra, Inc.*	9,876	2,640,941

		11,331,711

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	23,357	708,184
Amedisys, Inc.*	7,694	712,695
Chemed Corp.	3,680	2,264,378
Encompass Health Corp.	25,588	2,591,553
Ensign Group, Inc. (The)	14,035	1,816,129
HealthEquity, Inc.*	22,469	1,985,586
Hims & Hers Health, Inc.*	48,505	1,433,323
Option Care Health, Inc.*	43,279	1,512,601
Tenet Healthcare Corp.*	24,459	3,289,735

		16,314,184

Health Care Technology (0.2%)
Doximity, Inc., Class A*	34,048	1,975,805

Life Sciences Tools & Services (1.6%)
Avantor, Inc.*	173,629	2,814,526
Bio-Rad Laboratories, Inc., Class A*	4,883	1,189,304
Bruker Corp.	28,510	1,190,007
Illumina, Inc.*	40,172	3,187,247
Medpace Holdings, Inc.*	6,483	1,975,305
Repligen Corp.*	13,339	1,697,254
Sotera Health Co.*	39,118	456,116

		12,509,759

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	15,061	1,869,823
Perrigo Co. plc	33,760	946,631

		2,816,454

Total Health Care		63,332,339

Industrials (19.0%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	23,048	2,273,685
Curtiss-Wright Corp.	9,524	3,021,680
Hexcel Corp.	19,719	1,079,812
Woodward, Inc.	15,105	2,756,512

		9,131,689

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	30,259	1,182,522

Building Products (2.2%)
AAON, Inc.	17,115	1,337,195
Advanced Drainage Systems, Inc.	17,899	1,944,726
Carlisle Cos., Inc.	11,436	3,893,958
Fortune Brands Innovations, Inc.	31,583	1,922,773
Owens Corning	21,745	3,105,621
Simpson Manufacturing Co., Inc.	10,306	1,618,867
Trex Co., Inc.*	26,703	1,551,444
UFP Industries, Inc.	15,519	1,661,154

		17,035,738

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	11,426	984,464
Clean Harbors, Inc.*	12,769	2,516,770
MSA Safety, Inc.	9,992	1,465,726
RB Global, Inc.	47,398	4,754,019
Tetra Tech, Inc.	68,034	1,989,995

		11,710,974

Construction & Engineering (2.0%)
AECOM	34,349	3,185,183
Comfort Systems USA, Inc.	9,061	2,920,632
EMCOR Group, Inc.	11,747	4,342,044
Fluor Corp.*	45,379	1,625,476
MasTec, Inc.*	15,767	1,840,166
Valmont Industries, Inc.	5,187	1,480,214

		15,393,715

Electrical Equipment (1.3%)
Acuity, Inc.	7,770	2,046,229
EnerSys	10,111	925,965
NEXTracker, Inc., Class A*	36,526	1,539,206
nVent Electric plc	41,667	2,184,184
Regal Rexnord Corp.	16,883	1,922,130
Sensata Technologies Holding plc	36,466	885,030

		9,502,744

Ground Transportation (1.4%)
Avis Budget Group, Inc.(x)*	4,599	349,064
Knight-Swift Transportation Holdings, Inc., Class A	40,372	1,755,778
Landstar System, Inc.	8,313	1,248,613
Ryder System, Inc.	10,814	1,555,161
Saia, Inc.*	6,778	2,368,436
XPO, Inc.*	29,846	3,210,833

		10,487,885

Machinery (4.6%)
AGCO Corp.	15,739	1,456,959
Chart Industries, Inc.*	10,750	1,551,870
CNH Industrial NV	224,974	2,762,681
Crane Co.	12,498	1,914,444
Donaldson Co., Inc.	28,664	1,922,208
Esab Corp.	14,873	1,732,705
Flowserve Corp.	32,805	1,602,196
Graco, Inc.	41,703	3,482,618
ITT, Inc.	20,271	2,618,202
Lincoln Electric Holdings, Inc.	14,354	2,715,203
Middleby Corp. (The)*	13,730	2,086,685
Mueller Industries, Inc.	29,481	2,244,683
Oshkosh Corp.	16,308	1,534,257
RBC Bearings, Inc.*	8,031	2,584,135
Terex Corp.	17,108	646,340
Timken Co. (The)	16,243	1,167,384
Toro Co. (The)	25,988	1,890,627
Watts Water Technologies, Inc., Class A	7,024	1,432,334

		35,345,531

Marine Transportation (0.2%)
Kirby Corp.*	14,400	1,454,544

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	31,102	1,530,840
American Airlines Group, Inc.*	171,307	1,807,289

		3,338,129

Professional Services (2.3%)
CACI International, Inc., Class A*	5,695	2,089,609
Concentrix Corp.	12,106	673,578
ExlService Holdings, Inc.*	42,127	1,988,815
Exponent, Inc.	12,678	1,027,678
FTI Consulting, Inc.*	8,896	1,459,656
Genpact Ltd.	41,390	2,085,228
Insperity, Inc.	9,116	813,421
KBR, Inc.	34,058	1,696,429
ManpowerGroup, Inc.	11,616	672,334
Maximus, Inc.	15,109	1,030,283
Parsons Corp.*	11,648	689,678
Paylocity Holding Corp.*	11,070	2,073,854
Science Applications International Corp.	12,810	1,438,179

		17,738,742

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	10,130	2,282,694
Core & Main, Inc., Class A*	49,004	2,367,383
GATX Corp.	9,267	1,438,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	11,119	$863,613
Watsco, Inc.	8,928	4,538,103
WESCO International, Inc.	11,683	1,814,370

		13,305,050

Total Industrials		145,627,263

Information Technology (9.0%)
Communications Equipment (0.4%)
Ciena Corp.*	37,055	2,239,234
Lumentum Holdings, Inc.*	17,836	1,111,896

		3,351,130

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	13,422	1,393,606
Avnet, Inc.	22,719	1,092,557
Belden, Inc.	10,683	1,070,971
Cognex Corp.	43,680	1,302,974
Coherent Corp.*	39,809	2,585,197
Crane NXT Co.	12,326	633,556
Fabrinet*	9,251	1,827,165
Flex Ltd.*	99,957	3,306,578
IPG Photonics Corp.*	7,046	444,884
Littelfuse, Inc.	5,964	1,173,357
Novanta, Inc.*	8,575	1,096,485
TD SYNNEX Corp.	19,296	2,006,012
Vontier Corp.	37,562	1,233,912

		19,167,254

IT Services (0.3%)
ASGN, Inc.*	11,144	702,295
Kyndryl Holdings, Inc.*	59,974	1,883,184

		2,585,479

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	33,898	851,857
Amkor Technology, Inc.	29,846	539,019
Cirrus Logic, Inc.*	13,560	1,351,322
Entegris, Inc.	38,585	3,375,416
Lattice Semiconductor Corp.*	35,444	1,859,038
MACOM Technology Solutions Holdings, Inc.*	14,896	1,495,260
MKS Instruments, Inc.	17,176	1,376,656
Onto Innovation, Inc.*	12,522	1,519,419
Power Integrations, Inc.	12,413	626,857
Rambus, Inc.*	27,092	1,402,688
Silicon Laboratories, Inc.*	8,450	951,216
Synaptics, Inc.*	10,179	648,606
Universal Display Corp.	11,120	1,551,018

		17,548,372

Software (3.0%)
Appfolio, Inc., Class A*	5,862	1,289,054
BILL Holdings, Inc.*	24,219	1,111,410
Blackbaud, Inc.*	10,193	632,475
Commvault Systems, Inc.*	11,186	1,764,703
Docusign, Inc.*	51,682	4,206,915
Dolby Laboratories, Inc., Class A	15,268	1,226,173
Dropbox, Inc., Class A*	55,458	1,481,283
Dynatrace, Inc.*	76,186	3,592,170
Guidewire Software, Inc.*	21,463	4,021,308
Manhattan Associates, Inc.*	15,470	2,676,929
Qualys, Inc.*	8,958	1,128,081

		23,130,501

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	78,943	3,494,807

Total Information Technology		69,277,543

Materials (6.0%)
Chemicals (1.5%)
Ashland, Inc.	11,350	672,942
Avient Corp.	22,217	825,584
Axalta Coating Systems Ltd.*	57,632	1,911,653
Cabot Corp.	13,561	1,127,462
NewMarket Corp.	1,950	1,104,577
Olin Corp.	30,947	750,155
RPM International, Inc.	33,041	3,822,183
Scotts Miracle-Gro Co. (The)	10,844	595,227
Westlake Corp.	8,066	806,842

		11,616,625

Construction Materials (0.4%)
Eagle Materials, Inc.	8,347	1,852,450
Knife River Corp.*	15,011	1,354,142

		3,206,592

Containers & Packaging (1.6%)
AptarGroup, Inc.	16,669	2,473,346
Berry Global Group, Inc.	30,017	2,095,487
Crown Holdings, Inc.	30,162	2,692,260
Graphic Packaging Holding Co.	78,242	2,031,162
Greif, Inc., Class A	6,818	374,922
Silgan Holdings, Inc.	21,624	1,105,419
Sonoco Products Co.	24,768	1,170,040

		11,942,636

Metals & Mining (2.3%)
Alcoa Corp.	66,642	2,032,581
ATI, Inc.*	34,475	1,793,734
Carpenter Technology Corp.	12,922	2,341,208
Cleveland-Cliffs, Inc.(x)*	125,677	1,033,065
Commercial Metals Co.	28,775	1,323,938
Reliance, Inc.	13,753	3,971,179
Royal Gold, Inc.	16,859	2,756,615
United States Steel Corp.	57,676	2,437,388

		17,689,708

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	15,909	1,463,310

Total Materials		45,918,871

Real Estate (6.8%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	55,754	3,518,635

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	91,727	1,550,187
Omega Healthcare Investors, Inc. (REIT)	71,799	2,734,106
Sabra Health Care REIT, Inc. (REIT)	61,660	1,077,200

		5,361,493

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	55,505	592,793

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	12,910	2,274,096
First Industrial Realty Trust, Inc. (REIT)	33,540	1,809,818
Rexford Industrial Realty, Inc. (REIT)	55,571	2,175,605
STAG Industrial, Inc. (REIT)	45,789	1,653,899

		7,913,418

Office REITs (0.6%)
COPT Defense Properties (REIT)	29,083	793,093
Cousins Properties, Inc. (REIT)	42,398	1,250,741
Kilroy Realty Corp. (REIT)	26,768	876,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	43,685	$1,615,908

		4,536,662

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	12,245	3,035,658

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	79,595	3,009,487
Equity LifeStyle Properties, Inc. (REIT)	48,264	3,219,209
Independence Realty Trust, Inc. (REIT)	57,854	1,228,240

		7,456,936

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	26,710	2,061,745
Brixmor Property Group, Inc. (REIT)	77,066	2,046,102
Kite Realty Group Trust (REIT)	52,526	1,175,007
NNN REIT, Inc. (REIT)	48,182	2,054,962

		7,337,816

Specialized REITs (1.6%)
CubeSmart (REIT)	56,442	2,410,638
EPR Properties (REIT)	20,364	1,071,350
Gaming and Leisure Properties, Inc. (REIT)	70,092	3,567,683
Lamar Advertising Co. (REIT), Class A	22,697	2,582,465
National Storage Affiliates Trust (REIT)	17,939	706,796
PotlatchDeltic Corp. (REIT)	18,399	830,163
Rayonier, Inc. (REIT)	34,485	961,442

		12,130,537

Total Real Estate		51,883,948

Utilities (2.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	13,655	897,134
IDACORP, Inc.	13,737	1,596,514
OGE Energy Corp.	53,929	2,478,577
Portland General Electric Co.	25,027	1,116,204
TXNM Energy, Inc.	23,384	1,250,576

		7,339,005

Gas Utilities (1.1%)
National Fuel Gas Co.	24,001	1,900,639
New Jersey Resources Corp.	26,069	1,278,945
ONE Gas, Inc.	14,498	1,095,904
Southwest Gas Holdings, Inc.	15,536	1,115,485
Spire, Inc.	15,252	1,193,469
UGI Corp.	57,115	1,888,793

		8,473,235

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	14,432	1,021,353

Multi-Utilities (0.3%)
Black Hills Corp.	17,085	1,036,205
Northwestern Energy Group, Inc.	15,078	872,564

		1,908,769

Water Utilities (0.3%)
Essential Utilities, Inc.	65,491	2,588,859

Total Utilities		21,331,221

Total Common Stocks (90.5%) (Cost $503,413,540)		694,926,741

SHORT-TERM INVESTMENTS:
Investment Companies (4.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	5,284,590	5,284,590
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	31,700,905	31,710,416

Total Investment Companies		36,995,006

Total Short-Term Investments (4.8%) (Cost $36,998,810)		36,995,006

Total Investments in Securities (95.3%) (Cost $540,412,350)		731,921,747
Other Assets Less Liabilities (4.7%)		36,167,191

Net Assets (100%)		$768,088,938

*	Non-income producing.
(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $12,684,581. This was collateralized by $7,664,475 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 8/15/54 and by cash of $5,284,590 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	251	6/2025	USD	73,758,860	557,337

					557,337

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,835,540	$—	$—	$8,835,540
Consumer Discretionary	92,873,810	—	—	92,873,810
Consumer Staples	37,769,935	—	—	37,769,935
Energy	28,672,348	—	—	28,672,348
Financials	129,403,923	—	—	129,403,923
Health Care	63,332,339	—	—	63,332,339
Industrials	145,627,263	—	—	145,627,263
Information Technology	69,277,543	—	—	69,277,543
Materials	45,918,871	—	—	45,918,871
Real Estate	51,883,948	—	—	51,883,948
Utilities	21,331,221	—	—	21,331,221
Futures	557,337	—	—	557,337
Short-Term Investments
Investment Companies	36,995,006	—	—	36,995,006

Total Assets	$732,479,084	$—	$—	$732,479,084

Total Liabilities	$—	$—	$—	$—

Total	$732,479,084	$—	$—	$732,479,084

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,337,025
Aggregate gross unrealized depreciation	(50,822,584)

Net unrealized appreciation	$196,514,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$535,964,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	11,261	$412,153
AST SpaceMobile, Inc., Class A(x)*	154,779	3,519,675
ATN International, Inc.	12,388	251,600
Bandwidth, Inc., Class A*	28,547	373,966
Cogent Communications Holdings, Inc.	50,962	3,124,480
Globalstar, Inc.(x)*	56,271	1,173,813
IDT Corp., Class B	17,614	903,774
Liberty Latin America Ltd., Class A*	38,177	241,661
Liberty Latin America Ltd., Class C*	149,138	926,147
Lumen Technologies, Inc.*	1,169,335	4,583,793
Shenandoah Telecommunications Co.	56,518	710,431

		16,221,493

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	464,884	1,334,217
Atlanta Braves Holdings, Inc., Class A(x)*	11,767	516,218
Atlanta Braves Holdings, Inc., Class C*	57,569	2,303,336
Cinemark Holdings, Inc.(x)	127,535	3,174,346
Eventbrite, Inc., Class A*	91,649	193,379
Golden Matrix Group, Inc.(x)*	21,703	42,755
IMAX Corp.*	49,448	1,302,955
Lions Gate Entertainment Corp., Class A(x)*	70,308	622,226
Lions Gate Entertainment Corp., Class B*	144,491	1,144,369
LiveOne, Inc.(x)*	77,585	54,232
Madison Square Garden Entertainment Corp., Class A*	45,735	1,497,364
Marcus Corp. (The)	27,413	457,523
Playstudios, Inc.*	101,675	129,127
Reservoir Media, Inc.*	22,437	171,194
Sphere Entertainment Co.*	31,345	1,025,608
Vivid Seats, Inc., Class A*	94,107	278,557

		14,247,406

Interactive Media & Services (0.5%)
Bumble, Inc., Class A(x)*	94,766	411,284
Cargurus, Inc., Class A*	100,196	2,918,710
Cars.com, Inc.*	73,488	828,210
EverQuote, Inc., Class A*	28,889	756,603
fuboTV, Inc.(x)*	379,633	1,108,528
Getty Images Holdings, Inc.(x)*	118,834	205,583
Grindr, Inc.*	28,977	518,688
MediaAlpha, Inc., Class A*	35,751	330,339
Nextdoor Holdings, Inc.*	198,810	304,179
Outbrain, Inc.*	44,896	167,462
QuinStreet, Inc.*	62,155	1,108,845
Shutterstock, Inc.	28,396	529,018
System1, Inc.(x)*	29,966	11,426
TrueCar, Inc.*	100,496	158,784
Vimeo, Inc.*	169,606	892,128
Webtoon Entertainment, Inc.(x)*	17,482	134,087
Yelp, Inc., Class A*	73,394	2,717,780
Ziff Davis, Inc.*	48,743	1,831,762
ZipRecruiter, Inc., Class A*	83,418	491,332

		15,424,748

Media (0.7%)
Advantage Solutions, Inc.(x)*	120,461	181,896
AMC Networks, Inc., Class A*	38,583	265,451
Boston Omaha Corp., Class A*	29,658	432,414
Cable One, Inc.	6,569	1,745,843
Cardlytics, Inc.(x)*	49,306	89,737
Clear Channel Outdoor Holdings, Inc.*	410,612	455,779
EchoStar Corp., Class A(x)*	140,748	3,600,334
Emerald Holding, Inc.	19,145	75,240
Entravision Communications Corp., Class A	73,253	153,831
EW Scripps Co. (The), Class A*	69,908	206,928
Gambling.com Group Ltd.*	17,824	224,939
Gannett Co., Inc.*	167,530	484,162
Gray Media, Inc.	98,627	426,069
Ibotta, Inc., Class A(x)*	18,081	763,018
iHeartMedia, Inc., Class A*	114,071	188,217
Integral Ad Science Holding Corp.*	85,292	687,453
John Wiley & Sons, Inc., Class A	45,407	2,023,336
Magnite, Inc.*	146,472	1,671,245
National CineMedia, Inc.*	80,974	472,888
PubMatic, Inc., Class A*	46,160	421,902
Scholastic Corp.	26,627	502,718
Sinclair, Inc.	37,786	601,931
Stagwell, Inc., Class A*	99,609	602,634
TechTarget, Inc.*	30,489	451,542
TEGNA, Inc.	187,494	3,416,141
Thryv Holdings, Inc.*	43,642	559,054
Townsquare Media, Inc., Class A	16,505	134,351
WideOpenWest, Inc.*	60,645	300,193

		21,139,246

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	74,729	644,164
Spok Holdings, Inc.	20,723	340,686
Telephone and Data Systems, Inc.	113,988	4,415,895

		5,400,745

Total Communication Services		72,433,638

Consumer Discretionary (8.2%)
Automobile Components (1.0%)
Adient plc*	96,785	1,244,655
American Axle & Manufacturing Holdings, Inc.*	134,679	548,143
Cooper-Standard Holdings, Inc.*	19,453	298,020
Dana, Inc.	150,273	2,003,139
Dorman Products, Inc.*	29,877	3,601,373
Fox Factory Holding Corp.*	48,799	1,138,969
Gentherm, Inc.*	35,735	955,554
Goodyear Tire & Rubber Co. (The)*	328,736	3,037,521
Holley, Inc.*	54,482	140,019
LCI Industries	28,599	2,500,410
Luminar Technologies, Inc., Class A(x)*	27,028	145,681
Modine Manufacturing Co.*	59,684	4,580,747
Patrick Industries, Inc.(x)	37,532	3,173,706
Phinia, Inc.	48,163	2,043,556
Solid Power, Inc.(x)*	178,324	187,240
Standard Motor Products, Inc.	23,991	598,096
Stoneridge, Inc.*	32,601	149,639
Visteon Corp.*	31,435	2,439,985
XPEL, Inc.(m)*	29,037	853,107

		29,639,560

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	22,374	44,748
Winnebago Industries, Inc.	31,664	1,091,141

		1,135,889

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	28,107	85,445
Groupon, Inc.(x)*	26,226	492,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.(x)*	26,791	$184,858

		762,565

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	20,987	532,440
GigaCloud Technology, Inc., Class A(x)*	27,140	385,388
Weyco Group, Inc.	6,830	208,179

		1,126,007

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	43,364	4,364,153
American Public Education, Inc.*	17,745	396,068
Carriage Services, Inc., Class A	15,879	615,311
Chegg, Inc.*	119,853	76,610
Coursera, Inc.*	158,305	1,054,311
European Wax Center, Inc., Class A*	34,493	136,247
Frontdoor, Inc.*	88,992	3,419,073
Graham Holdings Co., Class B	3,712	3,566,712
KinderCare Learning Cos., Inc.(x)*	32,208	373,291
Laureate Education, Inc.*	150,237	3,072,347
Lincoln Educational Services Corp.*	31,478	499,556
Mister Car Wash, Inc.*	108,709	857,714
Nerdy, Inc.(x)*	90,885	129,057
OneSpaWorld Holdings Ltd.	117,305	1,969,551
Perdoceo Education Corp.	72,777	1,832,525
Strategic Education, Inc.	25,880	2,172,885
Stride, Inc.*	49,198	6,223,547
Udemy, Inc.*	105,760	820,697
Universal Technical Institute, Inc.*	53,471	1,373,135
Zspace, Inc.(x)*	2,748	20,363

		32,973,153

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	59,549	590,726
Biglari Holdings, Inc., Class B(x)*	909	196,835
BJ’s Restaurants, Inc.*	21,908	750,568
Bloomin’ Brands, Inc.	90,099	646,010
Brinker International, Inc.*	50,939	7,592,458
Cheesecake Factory, Inc. (The)(x)	55,738	2,712,211
Cracker Barrel Old Country Store, Inc.(x)	25,390	985,640
Dave & Buster’s Entertainment, Inc.(x)*	36,109	634,435
Denny’s Corp.*	57,432	210,775
Despegar.com Corp.*	82,190	1,544,350
Dine Brands Global, Inc.	17,755	413,159
El Pollo Loco Holdings, Inc.*	30,018	309,185
Everi Holdings, Inc.*	94,486	1,291,624
First Watch Restaurant Group, Inc.*	43,447	723,393
Full House Resorts, Inc.(x)*	36,488	152,520
Global Business Travel Group I(x)*	143,747	1,043,603
Golden Entertainment, Inc.	21,912	578,258
Hilton Grand Vacations, Inc.*	80,324	3,004,921
Inspired Entertainment, Inc.*	24,893	212,586
International Game Technology plc	132,032	2,146,840
Jack in the Box, Inc.(x)	21,514	584,966
Krispy Kreme, Inc.(x)	100,827	496,069
Kura Sushi USA, Inc., Class A(x)*	7,708	394,650
Life Time Group Holdings, Inc.*	96,770	2,922,454
Lindblad Expeditions Holdings, Inc.*	42,740	396,200
Monarch Casino & Resort, Inc.	14,854	1,154,898
Nathan’s Famous, Inc.	3,278	315,917
ONE Group Hospitality, Inc. (The)(x)*	23,270	69,577
Papa John’s International, Inc.	38,471	1,580,389
PlayAGS, Inc.*	45,095	546,100
Portillo’s, Inc., Class A(x)*	63,560	755,728
Potbelly Corp.*	32,888	312,765
RCI Hospitality Holdings, Inc.	9,441	405,397
Red Rock Resorts, Inc., Class A	56,550	2,452,573
Rush Street Interactive, Inc.*	87,088	933,583
Sabre Corp.*	443,971	1,247,559
Shake Shack, Inc., Class A*	43,893	3,870,046
Six Flags Entertainment Corp.	107,328	3,828,390
Super Group SGHC Ltd.	174,452	1,123,471
Sweetgreen, Inc., Class A*	117,765	2,946,480
Target Hospitality Corp.*	40,262	264,924
United Parks & Resorts, Inc.(x)*	35,963	1,634,878
Vacasa, Inc., Class A(x)*	9,676	52,057
Xponential Fitness, Inc., Class A*	28,964	241,270

		54,270,438

Household Durables (1.8%)
Beazer Homes USA, Inc.*	33,869	690,589
Cavco Industries, Inc.*	9,292	4,828,402
Century Communities, Inc.	32,059	2,151,159
Champion Homes, Inc.*	61,930	5,868,487
Cricut, Inc., Class A	53,239	274,181
Dream Finders Homes, Inc., Class A(x)*	32,475	732,636
Ethan Allen Interiors, Inc.	26,346	729,784
Flexsteel Industries, Inc.	5,228	190,874
GoPro, Inc., Class A(x)*	162,704	107,856
Green Brick Partners, Inc.*	36,208	2,111,288
Hamilton Beach Brands Holding Co., Class A	9,577	186,081
Helen of Troy Ltd.*	26,403	1,412,296
Hooker Furnishings Corp.	12,418	124,677
Hovnanian Enterprises, Inc., Class A*	5,870	614,648
Installed Building Products, Inc.	27,390	4,696,289
iRobot Corp.(x)*	35,135	94,864
KB Home	73,840	4,291,581
Landsea Homes Corp.*	32,281	207,244
La-Z-Boy, Inc.	48,034	1,877,649
Legacy Housing Corp.*	12,044	303,750
LGI Homes, Inc.*	24,295	1,614,889
Lifetime Brands, Inc.	14,232	70,164
Lovesac Co. (The)*	16,699	303,588
M/I Homes, Inc.*	30,879	3,525,764
Meritage Homes Corp.	82,551	5,851,215
Purple Innovation, Inc., Class A(x)*	58,473	44,393
Sonos, Inc.*	138,251	1,475,138
Taylor Morrison Home Corp., Class A*	118,373	7,107,115
Traeger, Inc.*	41,969	70,508
Tri Pointe Homes, Inc.*	106,742	3,407,205
United Homes Group, Inc.(x)*	3,046	8,529

		54,972,843

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	32,003	2,197,326
AMMO, Inc.(x)*	115,508	159,401
Clarus Corp.	35,111	131,666
Escalade, Inc.(x)	11,574	177,082
Funko, Inc., Class A*	37,937	260,248
JAKKS Pacific, Inc.	9,068	223,708
Johnson Outdoors, Inc., Class A	5,960	148,046
Latham Group, Inc.*	48,729	313,327
Malibu Boats, Inc., Class A*	22,888	702,204
Marine Products Corp.(x)	10,495	88,053
MasterCraft Boat Holdings, Inc.*	19,325	332,777
Peloton Interactive, Inc., Class A(x)*	405,629	2,563,575
Smith & Wesson Brands, Inc.	52,116	485,721
Solo Brands, Inc., Class A(x)*	21,590	3,623
Sturm Ruger & Co., Inc.	18,253	717,160
Topgolf Callaway Brands Corp.*	162,711	1,072,266

		9,576,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.8%)
1-800-Flowers.com, Inc., Class A(x)*	29,659	$174,988
Abercrombie & Fitch Co., Class A*	57,256	4,372,641
Academy Sports & Outdoors, Inc.	78,520	3,581,297
American Eagle Outfitters, Inc.	206,772	2,402,691
America’s Car-Mart, Inc.*	8,222	373,197
Arhaus, Inc., Class A*	58,755	511,169
Arko Corp.(x)	92,329	364,700
Asbury Automotive Group, Inc.*	22,723	5,018,147
BARK, Inc.*	154,432	214,660
Beyond, Inc.*	55,965	324,597
Boot Barn Holdings, Inc.*	34,182	3,672,172
Buckle, Inc. (The)	35,184	1,348,251
Build-A-Bear Workshop, Inc.	14,367	534,021
Caleres, Inc.	37,719	649,898
Camping World Holdings, Inc., Class A	65,581	1,059,789
Citi Trends, Inc.*	7,626	168,802
Designer Brands, Inc., Class A(x)	39,870	145,525
Destination XL Group, Inc.*	67,068	97,919
EVgo, Inc., Class A*	141,473	376,318
Foot Locker, Inc.*	97,005	1,367,770
Genesco, Inc.*	12,590	267,286
Group 1 Automotive, Inc.	15,092	5,764,389
GrowGeneration Corp.*	69,644	75,216
Haverty Furniture Cos., Inc.	16,841	332,105
J Jill, Inc.	6,526	127,453
Lands’ End, Inc.*	16,966	172,714
Leslie’s, Inc.*	204,363	150,309
MarineMax, Inc.*	25,054	538,661
Monro, Inc.	34,527	499,606
National Vision Holdings, Inc.*	89,263	1,140,781
ODP Corp. (The)*	33,885	485,572
OneWater Marine, Inc., Class A(x)*	14,394	232,895
Petco Health & Wellness Co., Inc., Class A*	100,224	305,683
RealReal, Inc. (The)*	118,614	639,329
Revolve Group, Inc., Class A*	44,746	961,592
RumbleON, Inc., Class B(x)*	18,936	53,400
Sally Beauty Holdings, Inc.*	118,963	1,074,236
Shoe Carnival, Inc.	20,847	458,426
Signet Jewelers Ltd.	48,190	2,797,911
Sleep Number Corp.(x)*	25,738	163,179
Sonic Automotive, Inc., Class A	17,188	979,028
Stitch Fix, Inc., Class A*	117,878	383,103
ThredUp, Inc., Class A*	91,473	220,450
Tile Shop Holdings, Inc.(x)*	31,637	205,008
Tilly’s, Inc., Class A*	19,907	43,795
Torrid Holdings, Inc.(x)*	21,496	117,798
Upbound Group, Inc.	62,187	1,490,001
Urban Outfitters, Inc.*	73,145	3,832,798
Victoria’s Secret & Co.*	91,527	1,700,572
Warby Parker, Inc., Class A*	102,918	1,876,195
Winmark Corp.	3,367	1,070,268
Zumiez, Inc.*	18,802	279,962

		55,198,273

Textiles, Apparel & Luxury Goods (0.4%)
Figs, Inc., Class A*	150,984	693,016
G-III Apparel Group Ltd.*	45,674	1,249,184
Hanesbrands, Inc.*	407,273	2,349,965
Kontoor Brands, Inc.	63,560	4,076,103
Movado Group, Inc.	17,050	285,076
Oxford Industries, Inc.	17,234	1,011,119
Rocky Brands, Inc.	8,767	152,283
Steven Madden Ltd.	82,149	2,188,449
Superior Group of Cos., Inc.	15,438	168,892
Vera Bradley, Inc.(x)*	31,011	69,775
Wolverine World Wide, Inc.	92,286	1,283,698

		13,527,560

Total Consumer Discretionary		253,182,471

Consumer Staples (2.9%)
Beverages (0.4%)
MGP Ingredients, Inc.	16,239	477,102
National Beverage Corp.	27,019	1,122,369
Primo Brands Corp.	230,906	8,194,854
Vita Coco Co., Inc. (The)*	45,372	1,390,652

		11,184,977

Consumer Staples Distribution & Retail (1.0%)
Andersons, Inc. (The)	37,874	1,625,931
Chefs’ Warehouse, Inc. (The)*	40,633	2,212,873
Guardian Pharmacy Services, Inc., Class A(x)*	8,083	171,844
HF Foods Group, Inc.*	48,544	237,866
Ingles Markets, Inc., Class A	16,613	1,082,005
Natural Grocers by Vitamin Cottage, Inc.	10,893	437,898
PriceSmart, Inc.	28,856	2,535,000
SpartanNash Co.	38,751	785,095
Sprouts Farmers Market, Inc.*	116,415	17,769,586
United Natural Foods, Inc.*	68,169	1,867,149
Village Super Market, Inc., Class A	10,042	381,696
Weis Markets, Inc.	18,963	1,461,099

		30,568,042

Food Products (0.9%)
Alico, Inc.	8,197	244,599
B&G Foods, Inc.(x)	89,935	617,853
Beyond Meat, Inc.(x)*	72,878	222,278
BRC, Inc., Class A(x)*	62,798	131,248
Calavo Growers, Inc.	19,918	477,833
Cal-Maine Foods, Inc.	47,470	4,315,023
Dole plc	86,597	1,251,327
Forafric Global plc(x)*	6,009	51,677
Fresh Del Monte Produce, Inc.	39,600	1,220,868
Hain Celestial Group, Inc. (The)*	104,552	433,891
J & J Snack Foods Corp.	17,568	2,314,057
John B Sanfilippo & Son, Inc.	10,310	730,567
Lancaster Colony Corp.	22,545	3,945,375
Lifeway Foods, Inc.*	5,320	130,074
Limoneira Co.	19,119	338,789
Mama’s Creations, Inc.*	38,542	250,908
Mission Produce, Inc.*	50,627	530,571
Seneca Foods Corp., Class A*	5,489	488,741
Simply Good Foods Co. (The)*	106,315	3,666,804
SunOpta, Inc.*	111,633	542,536
TreeHouse Foods, Inc.*	53,611	1,452,322
Utz Brands, Inc.	76,114	1,071,685
Vital Farms, Inc.*	39,367	1,199,513
Westrock Coffee Co.(x)*	38,952	281,233
WK Kellogg Co.(x)	75,895	1,512,587

		27,422,359

Household Products (0.3%)
Central Garden & Pet Co.*	11,360	416,458
Central Garden & Pet Co., Class A*	58,400	1,911,432
Energizer Holdings, Inc.	82,836	2,478,453
Oil-Dri Corp. of America	11,114	510,355
WD-40 Co.	15,697	3,830,068

		9,146,766

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	90,391	121,124
Edgewell Personal Care Co.	55,122	1,720,358
Herbalife Ltd.(x)*	116,969	1,009,442
Honest Co., Inc. (The)*	95,682	449,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Interparfums, Inc.	21,005	$2,391,839
Medifast, Inc.*	13,678	184,379
Nature’s Sunshine Products, Inc.*	15,174	190,434
Nu Skin Enterprises, Inc., Class A	57,083	414,423
Olaplex Holdings, Inc.(x)*	164,306	208,669
USANA Health Sciences, Inc.*	12,897	347,832
Waldencast plc, Class A(x)*	31,065	93,195

		7,131,400

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	24,528	66,961
Turning Point Brands, Inc.	19,735	1,173,048
Universal Corp.	28,074	1,573,548

		2,813,557

Total Consumer Staples		88,267,101

Energy (4.6%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	192,658	5,055,346
Aris Water Solutions, Inc., Class A	30,642	981,770
Atlas Energy Solutions, Inc.(x)	85,570	1,526,569
Borr Drilling Ltd.(x)	278,642	610,226
Bristow Group, Inc., Class A*	28,060	886,135
Cactus, Inc., Class A	77,327	3,543,896
ChampionX Corp.	220,205	6,562,109
Core Laboratories, Inc.	53,500	801,965
DMC Global, Inc.*	23,670	199,301
Drilling Tools International Corp.*	8,081	19,152
Expro Group Holdings NV*	108,791	1,081,383
Flowco Holdings, Inc., Class A*	20,734	531,827
Forum Energy Technologies, Inc.*	12,619	253,768
Geospace Technologies Corp.(x)*	14,264	102,843
Helix Energy Solutions Group, Inc.*	166,463	1,383,308
Helmerich & Payne, Inc.	114,176	2,982,277
Innovex International, Inc.*	40,518	727,703
Kodiak Gas Services, Inc.	51,810	1,932,513
Liberty Energy, Inc., Class A	182,889	2,895,133
Mammoth Energy Services, Inc.*	24,737	50,464
Nabors Industries Ltd.*	10,785	449,842
Natural Gas Services Group, Inc.*	12,309	270,429
Noble Corp. plc(x)	154,087	3,651,862
NPK International, Inc.*	95,925	557,324
Oceaneering International, Inc.*	118,003	2,573,645
Oil States International, Inc.*	72,583	373,802
Patterson-UTI Energy, Inc.	452,569	3,720,117
ProFrac Holding Corp., Class A(x)*	24,713	187,572
ProPetro Holding Corp.*	101,707	747,547
Ranger Energy Services, Inc., Class A	17,902	254,029
RPC, Inc.	98,191	540,051
SEACOR Marine Holdings, Inc.*	29,377	148,648
Seadrill Ltd.*	75,343	1,883,575
Select Water Solutions, Inc., Class A	107,693	1,130,777
Solaris Energy Infrastructure, Inc., Class A	35,332	768,824
TETRA Technologies, Inc.*	144,098	484,169
Tidewater, Inc.(x)*	56,077	2,370,375
Transocean Ltd.*	845,854	2,681,357
Valaris Ltd.(x)*	71,577	2,810,113

		57,731,746

Oil, Gas & Consumable Fuels (2.7%)
Aemetis, Inc.(x)*	43,395	75,507
Amplify Energy Corp.*	46,606	174,306
Ardmore Shipping Corp.	47,814	468,099
Berry Corp.	86,841	278,760
BKV Corp.*	15,693	329,553
California Resources Corp.	80,472	3,538,354
Centrus Energy Corp., Class A(x)*	16,635	1,034,863
Clean Energy Fuels Corp.*	193,234	299,513
CNX Resources Corp.*	168,597	5,307,434
Comstock Resources, Inc.*	106,873	2,173,797
Core Natural Resources, Inc.	60,798	4,687,526
Crescent Energy Co., Class A	192,083	2,159,013
CVR Energy, Inc.	40,088	777,707
Delek US Holdings, Inc.	72,156	1,087,391
DHT Holdings, Inc.	155,123	1,628,792
Diversified Energy Co. plc(m)(x)	55,525	750,698
Dorian LPG Ltd.	42,190	942,525
Empire Petroleum Corp.(x)*	15,080	94,702
Encore Energy Corp.(x)*	216,402	296,471
Energy Fuels, Inc.(x)*	213,803	797,485
Evolution Petroleum Corp.	35,253	182,611
Excelerate Energy, Inc., Class A	19,832	568,782
FLEX LNG Ltd.(x)	34,611	795,707
FutureFuel Corp.	29,530	115,167
Golar LNG Ltd.	114,330	4,343,397
Granite Ridge Resources, Inc.(x)	61,021	371,008
Green Plains, Inc.*	74,302	360,365
Gulfport Energy Corp.*	14,685	2,704,096
Hallador Energy Co.*	30,054	369,063
HighPeak Energy, Inc.(x)	17,237	218,220
Infinity Natural Resources, Inc., Class A*	12,701	238,144
International Seaways, Inc.	46,638	1,548,382
Kinetik Holdings, Inc., Class A	44,156	2,293,463
Kosmos Energy Ltd.*	539,600	1,230,288
Magnolia Oil & Gas Corp., Class A	200,354	5,060,942
Murphy Oil Corp.	160,941	4,570,724
NACCO Industries, Inc., Class A	4,787	161,466
NextDecade Corp.*	134,409	1,045,702
Nordic American Tankers Ltd.(x)	234,842	577,711
Northern Oil & Gas, Inc.	114,095	3,449,092
Par Pacific Holdings, Inc.*	63,243	901,845
PBF Energy, Inc., Class A	116,183	2,217,933
Peabody Energy Corp.	141,530	1,917,732
Prairie Operating Co.(x)*	4,823	25,803
PrimeEnergy Resources Corp.*	845	192,567
REX American Resources Corp.*	17,939	673,968
Riley Exploration Permian, Inc.	13,598	396,654
Ring Energy, Inc.(x)*	175,223	201,506
Sable Offshore Corp.(x)*	58,824	1,492,365
SandRidge Energy, Inc.	36,023	411,383
Scorpio Tankers, Inc.	51,887	1,949,913
SFL Corp. Ltd.	147,819	1,212,116
Sitio Royalties Corp., Class A	91,615	1,820,390
SM Energy Co.	132,632	3,972,328
Talos Energy, Inc.*	168,931	1,642,009
Teekay Corp. Ltd.	62,158	408,378
Teekay Tankers Ltd., Class A	27,587	1,055,754
Uranium Energy Corp.(x)*	474,450	2,267,871
Ur-Energy, Inc.(x)*	390,864	263,481
VAALCO Energy, Inc.(x)	120,754	454,035
Verde Clean Fuels, Inc.(x)*	4,626	15,497
Vital Energy, Inc.(x)*	33,755	716,281
Vitesse Energy, Inc.(x)	28,880	710,159
W&T Offshore, Inc.(x)	110,919	171,924
World Kinect Corp.	66,951	1,898,730

		84,097,448

Total Energy		141,829,194

Financials (17.8%)
Banks (9.7%)
1st Source Corp.	21,663	1,295,664
ACNB Corp.	9,772	402,216
Amalgamated Financial Corp.	21,130	607,487
Amerant Bancorp, Inc., Class A	41,999	866,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ameris Bancorp	76,786	$4,420,570
Ames National Corp.	11,527	201,953
Arrow Financial Corp.	19,381	509,526
Associated Banc-Corp.	189,036	4,258,981
Atlantic Union Bankshares Corp.	104,012	3,238,934
Axos Financial, Inc.*	63,311	4,084,826
Banc of California, Inc.	157,512	2,235,095
BancFirst Corp.	23,177	2,546,457
Bancorp, Inc. (The)*	52,927	2,796,663
Bank First Corp.	11,261	1,134,433
Bank of Hawaii Corp.	45,526	3,139,928
Bank of Marin Bancorp	19,640	433,455
Bank of NT Butterfield & Son Ltd. (The)	51,268	1,995,351
Bank7 Corp.	5,328	206,407
BankUnited, Inc.	87,550	3,015,222
Bankwell Financial Group, Inc.	8,305	250,645
Banner Corp.	38,240	2,438,565
Bar Harbor Bankshares	17,637	520,291
BayCom Corp.	12,351	310,875
BCB Bancorp, Inc.	18,122	178,683
Berkshire Hills Bancorp, Inc.	48,224	1,258,164
Blue Foundry Bancorp*	25,794	237,305
Bridgewater Bancshares, Inc.*	23,322	323,943
Brookline Bancorp, Inc.	97,511	1,062,870
Burke & Herbert Financial Services Corp.	15,859	889,848
Business First Bancshares, Inc.	28,234	687,498
Byline Bancorp, Inc.	36,752	961,432
Cadence Bank	203,568	6,180,324
California Bancorp*	25,958	371,978
Camden National Corp.	17,978	727,570
Capital Bancorp, Inc.	10,978	311,007
Capital City Bank Group, Inc.	16,267	584,961
Capitol Federal Financial, Inc.	140,996	789,578
Carter Bankshares, Inc.*	27,896	451,357
Cathay General Bancorp	77,161	3,320,238
Central Pacific Financial Corp.	30,267	818,420
Chemung Financial Corp.	3,855	183,382
ChoiceOne Financial Services, Inc.	9,598	276,134
Citizens & Northern Corp.	18,456	371,335
Citizens Financial Services, Inc.	5,453	316,547
City Holding Co.	16,344	1,919,930
Civista Bancshares, Inc.	18,095	353,576
CNB Financial Corp.	24,325	541,231
Coastal Financial Corp.*	14,398	1,301,723
Colony Bankcorp, Inc.	19,258	311,017
Columbia Financial, Inc.*	31,471	472,065
Community Financial System, Inc.	61,260	3,483,244
Community Trust Bancorp, Inc.	18,129	912,976
Community West Bancshares	19,609	362,374
ConnectOne Bancorp, Inc.	42,255	1,027,219
Customers Bancorp, Inc.*	34,303	1,722,011
CVB Financial Corp.	154,846	2,858,457
Dime Community Bancshares, Inc.	45,183	1,259,702
Eagle Bancorp, Inc.	32,665	685,965
Eastern Bankshares, Inc.	223,573	3,666,597
Enterprise Bancorp, Inc.	11,728	456,571
Enterprise Financial Services Corp.	43,056	2,313,829
Equity Bancshares, Inc., Class A	17,645	695,213
Esquire Financial Holdings, Inc.	8,335	628,292
ESSA Bancorp, Inc.	10,401	196,059
Farmers & Merchants Bancorp, Inc.(x)	15,997	382,488
Farmers National Banc Corp.	42,971	560,772
FB Financial Corp.	41,935	1,944,107
Fidelity D&D Bancorp, Inc.	6,036	251,158
Financial Institutions, Inc.	20,907	521,839
First Bancorp (Nasdaq Stock Exchange)	46,570	1,869,320
First Bancorp (New York Stock Exchange)	183,718	3,521,874
First Bancorp, Inc. (The)	12,867	318,072
First Bancshares, Inc. (The)	35,492	1,199,985
First Bank	24,516	363,082
First Busey Corp.	97,225	2,100,060
First Business Financial Services, Inc.	9,159	431,847
First Commonwealth Financial Corp.	113,126	1,757,978
First Community Bankshares, Inc.	20,003	753,913
First Financial Bancorp	109,820	2,743,304
First Financial Bankshares, Inc.	150,080	5,390,874
First Financial Corp.	13,507	661,573
First Financial Northwest, Inc.	8,697	197,074
First Foundation, Inc.	74,143	384,802
First Internet Bancorp	10,086	270,103
First Interstate BancSystem, Inc., Class A	92,289	2,644,080
First Merchants Corp.	67,824	2,742,803
First Mid Bancshares, Inc.	26,986	941,811
First of Long Island Corp. (The)	24,879	307,256
First Western Financial, Inc.*	9,057	177,970
Five Star Bancorp	19,687	547,299
Flagstar Financial, Inc.	292,825	3,402,626
Flushing Financial Corp.	38,351	487,058
FS Bancorp, Inc.	7,746	294,425
Fulton Financial Corp.	202,052	3,655,121
FVCBankcorp, Inc.*	18,153	191,877
German American Bancorp, Inc.	33,638	1,261,425
Glacier Bancorp, Inc.	131,528	5,816,168
Great Southern Bancorp, Inc.	10,175	563,390
Greene County Bancorp, Inc.	7,958	191,867
Guaranty Bancshares, Inc.	9,171	367,115
Hancock Whitney Corp.	100,924	5,293,464
Hanmi Financial Corp.	35,037	793,938
HarborOne Bancorp, Inc.	43,795	454,154
HBT Financial, Inc.	15,126	338,974
Heritage Commerce Corp.	70,345	669,684
Heritage Financial Corp.	38,393	934,102
Hilltop Holdings, Inc.	53,461	1,627,887
Hingham Institution For Savings (The)(x)	1,862	442,784
Home Bancorp, Inc.	8,314	372,467
Home BancShares, Inc.	215,000	6,078,050
HomeStreet, Inc.*	22,933	269,233
HomeTrust Bancshares, Inc.	17,395	596,301
Hope Bancorp, Inc.	128,909	1,349,677
Horizon Bancorp, Inc.	51,156	771,432
Independent Bank Corp.	23,534	724,612
Independent Bank Corp./MA	49,264	3,086,390
International Bancshares Corp.	62,749	3,956,952
Investar Holding Corp.	11,604	204,346
John Marshall Bancorp, Inc.	15,758	260,322
Kearny Financial Corp.	63,545	397,792
Lakeland Financial Corp.	27,733	1,648,450
LCNB Corp.	15,169	224,349
LINKBANCORP, Inc.	22,620	153,364
Live Oak Bancshares, Inc.	40,183	1,071,279
Mercantile Bank Corp.	18,619	808,809
Metrocity Bankshares, Inc.	21,781	600,502
Metropolitan Bank Holding Corp.*	12,476	698,531
Mid Penn Bancorp, Inc.	18,822	487,678
Middlefield Banc Corp.	9,137	255,379
Midland States Bancorp, Inc.	23,448	401,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MidWestOne Financial Group, Inc.	20,576	$609,255
MVB Financial Corp.	14,562	252,214
National Bank Holdings Corp., Class A	43,074	1,648,442
National Bankshares, Inc.	6,717	178,874
NB Bancorp, Inc.*	45,953	830,371
NBT Bancorp, Inc.	53,696	2,303,558
Nicolet Bankshares, Inc.	15,701	1,710,781
Northeast Bank	8,071	738,819
Northeast Community Bancorp, Inc.	14,536	340,724
Northfield Bancorp, Inc.	44,869	489,521
Northrim Bancorp, Inc.	6,282	459,968
Northwest Bancshares, Inc.	142,338	1,710,903
Norwood Financial Corp.	8,883	214,702
Oak Valley Bancorp	9,085	226,762
OceanFirst Financial Corp.	67,897	1,154,928
OFG Bancorp	52,175	2,088,043
Old National Bancorp	364,807	7,730,260
Old Second Bancorp, Inc.	51,096	850,237
Orange County Bancorp, Inc.	12,052	281,896
Origin Bancorp, Inc.	34,235	1,186,927
Orrstown Financial Services, Inc.	21,641	649,446
Pacific Premier Bancorp, Inc.	111,442	2,375,943
Park National Corp.	16,755	2,536,707
Parke Bancorp, Inc.	12,397	233,559
Pathward Financial, Inc.	28,033	2,045,007
PCB Bancorp	12,687	237,374
Peapack-Gladstone Financial Corp.	19,723	560,133
Peoples Bancorp of North Carolina, Inc.	5,723	155,895
Peoples Bancorp, Inc.	40,817	1,210,632
Peoples Financial Services Corp.	10,796	480,098
Pioneer Bancorp, Inc.*	14,314	167,617
Plumas Bancorp	6,381	276,106
Ponce Financial Group, Inc.*	21,110	267,464
Preferred Bank	12,251	1,024,919
Primis Financial Corp.	23,879	233,298
Princeton Bancorp, Inc.	6,869	209,848
Provident Bancorp, Inc.*	17,669	202,840
Provident Financial Services, Inc.	141,134	2,423,271
QCR Holdings, Inc.	19,335	1,378,972
RBB Bancorp	19,636	323,994
Red River Bancshares, Inc.	5,487	283,404
Renasant Corp.	70,884	2,405,094
Republic Bancorp, Inc., Class A	9,778	624,032
S&T Bancorp, Inc.	42,527	1,575,625
Sandy Spring Bancorp, Inc.	51,861	1,449,515
Seacoast Banking Corp. of Florida	98,427	2,532,527
ServisFirst Bancshares, Inc.	58,681	4,847,051
Shore Bancshares, Inc.	35,794	484,651
Sierra Bancorp	15,461	431,053
Simmons First National Corp., Class A	144,977	2,976,378
SmartFinancial, Inc.	18,766	583,247
South Plains Financial, Inc.	13,900	460,368
Southern First Bancshares, Inc.*	9,067	298,486
Southern Missouri Bancorp, Inc.	11,051	574,873
Southern States Bancshares, Inc.	9,988	357,071
Southside Bancshares, Inc.	33,719	976,502
SouthState Corp.	113,154	10,502,954
Stellar Bancorp, Inc.	56,919	1,574,380
Sterling Bancorp, Inc.*	29,695	143,724
Stock Yards Bancorp, Inc.	30,226	2,087,408
Texas Capital Bancshares, Inc.*	53,710	4,012,137
Third Coast Bancshares, Inc.*	13,499	450,462
Timberland Bancorp, Inc.	8,761	264,144
Tompkins Financial Corp.	15,024	946,212
Towne Bank	82,056	2,805,495
TriCo Bancshares	37,762	1,509,347
Triumph Financial, Inc.*	25,757	1,488,755
TrustCo Bank Corp.	21,414	652,699
Trustmark Corp.	70,772	2,440,926
UMB Financial Corp.	79,012	7,988,113
United Bankshares, Inc.	152,750	5,295,842
United Community Banks, Inc.	139,819	3,933,108
Unity Bancorp, Inc.	8,609	350,386
Univest Financial Corp.	34,147	968,409
USCB Financial Holdings, Inc.	12,177	226,005
Valley National Bancorp	546,710	4,860,252
Veritex Holdings, Inc.	58,602	1,463,292
Virginia National Bankshares Corp.	5,493	198,187
WaFd, Inc.	88,800	2,537,904
Washington Trust Bancorp, Inc.	20,914	645,406
WesBanco, Inc.	99,841	3,091,077
West Bancorp, Inc.	18,758	374,035
Westamerica Bancorp	28,920	1,464,220
WSFS Financial Corp.	68,169	3,535,926

		299,240,866

Capital Markets (1.6%)
Acadian Asset Management, Inc.	31,743	820,874
AlTi Global, Inc.(x)*	39,342	119,600
Artisan Partners Asset Management, Inc., Class A	73,660	2,880,106
B Riley Financial, Inc.(x)	25,255	97,737
BGC Group, Inc., Class A	404,249	3,706,963
Cohen & Steers, Inc.	31,985	2,566,796
Diamond Hill Investment Group, Inc.	3,121	445,804
DigitalBridge Group, Inc.	184,348	1,625,949
Donnelley Financial Solutions, Inc.*	32,281	1,411,003
Forge Global Holdings, Inc.(x)*	145,164	81,582
GCM Grosvenor, Inc., Class A	50,282	665,231
Hamilton Lane, Inc., Class A	45,819	6,811,911
MarketWise, Inc.	36,708	18,119
Moelis & Co., Class A	75,540	4,408,514
Open Lending Corp.*	118,519	327,112
P10, Inc., Class A	48,074	564,869
Patria Investments Ltd., Class A	64,919	732,935
Perella Weinberg Partners, Class A	60,713	1,117,119
Piper Sandler Cos.	20,192	5,000,751
PJT Partners, Inc., Class A	27,103	3,736,962
Silvercrest Asset Management Group, Inc., Class A	12,300	201,228
StepStone Group, Inc., Class A	76,617	4,001,706
StoneX Group, Inc.*	48,271	3,686,939
Value Line, Inc.	1,070	41,377
Victory Capital Holdings, Inc., Class A	47,838	2,768,385
Virtus Investment Partners, Inc.	7,813	1,346,649
WisdomTree, Inc.(x)	156,185	1,393,170

		50,579,391

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	6,716	343,523
Bread Financial Holdings, Inc.	41,520	2,079,322
Consumer Portfolio Services, Inc.*	11,897	103,147
Dave, Inc.*	9,248	764,440
Encore Capital Group, Inc.*	27,195	932,245
Enova International, Inc.*	29,645	2,862,521
FirstCash Holdings, Inc.	44,573	5,363,023
Green Dot Corp., Class A*	53,463	451,228
LendingClub Corp.*	128,963	1,330,898
LendingTree, Inc.*	11,494	577,803
Medallion Financial Corp.	23,091	201,123
Moneylion, Inc.*	10,324	893,129
Navient Corp.	86,621	1,094,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nelnet, Inc., Class A	16,522	$1,832,785
NerdWallet, Inc., Class A*	41,109	372,036
OppFi, Inc.(x)	21,215	197,300
PRA Group, Inc.*	45,108	930,127
PROG Holdings, Inc.	47,679	1,268,261
Regional Management Corp.	10,308	310,374
Upstart Holdings, Inc.*	92,470	4,256,394
World Acceptance Corp.*	4,003	506,580

		26,670,282

Financial Services (2.6%)
Acacia Research Corp.*	42,918	137,338
Alerus Financial Corp.	24,295	448,486
AvidXchange Holdings, Inc.*	201,603	1,709,593
Banco Latinoamericano de Comercio Exterior SA, Class E	32,297	1,182,070
Burford Capital Ltd.	232,827	3,075,645
Cannae Holdings, Inc.	64,763	1,187,106
Cantaloupe, Inc.*	68,353	537,938
Cass Information Systems, Inc.	15,983	691,265
Compass Diversified Holdings	77,199	1,441,305
Enact Holdings, Inc.	33,562	1,166,280
Essent Group Ltd.	120,611	6,961,667
Evertec, Inc.	73,633	2,707,485
Federal Agricultural Mortgage Corp., Class C	10,635	1,994,169
Flywire Corp.*	140,972	1,339,234
HA Sustainable Infrastructure Capital, Inc.(x)	136,043	3,977,897
International Money Express, Inc.*	35,113	443,126
Jackson Financial, Inc., Class A	84,923	7,114,849
Marqeta, Inc., Class A*	541,548	2,231,178
Merchants Bancorp	20,783	768,971
Mr Cooper Group, Inc.*	73,084	8,740,846
NCR Atleos Corp.*	83,914	2,213,651
NewtekOne, Inc.	27,432	328,087
NMI Holdings, Inc., Class A*	91,737	3,307,119
Onity Group, Inc.*	7,435	240,299
Pagseguro Digital Ltd., Class A*	214,236	1,634,621
Payoneer Global, Inc.*	313,142	2,289,068
Paysafe Ltd.*	37,774	592,674
Paysign, Inc.*	37,476	79,449
PennyMac Financial Services, Inc.	30,863	3,089,695
Priority Technology Holdings, Inc.*	26,800	182,642
Radian Group, Inc.	172,005	5,688,205
Remitly Global, Inc.*	172,129	3,580,283
Repay Holdings Corp., Class A*	102,486	570,847
Sezzle, Inc.(x)*	16,476	574,848
StoneCo Ltd., Class A*	331,413	3,473,208
SWK Holdings Corp.*	4,613	80,220
Velocity Financial, Inc.*	10,103	189,027
Walker & Dunlop, Inc.	37,132	3,169,588
Waterstone Financial, Inc.	20,391	274,259

		79,414,238

Insurance (2.1%)
Ambac Financial Group, Inc.*	53,402	467,268
American Coastal Insurance Corp.	27,755	321,125
AMERISAFE, Inc.	21,866	1,149,058
Baldwin Insurance Group, Inc. (The), Class A*	77,728	3,473,664
Bowhead Specialty Holdings, Inc.*	18,203	739,952
CNO Financial Group, Inc.	119,909	4,994,210
Crawford & Co., Class A	19,393	221,468
Donegal Group, Inc., Class A	17,811	349,630
Employers Holdings, Inc.	27,666	1,401,006
Enstar Group Ltd.*	14,705	4,887,648
F&G Annuities & Life, Inc.	21,059	759,177
Fidelis Insurance Holdings Ltd.	57,862	937,364
Genworth Financial, Inc., Class A*	488,158	3,461,040
GoHealth, Inc., Class A*	4,864	59,681
Goosehead Insurance, Inc., Class A	25,959	3,064,720
Greenlight Capital Re Ltd., Class A*	32,305	437,733
Hamilton Insurance Group Ltd., Class B*	49,009	1,015,957
HCI Group, Inc.	9,711	1,449,173
Heritage Insurance Holdings, Inc.*	26,110	376,506
Hippo Holdings, Inc.*	22,885	584,941
Horace Mann Educators Corp.	45,906	1,961,563
Investors Title Co.	1,725	415,863
James River Group Holdings Ltd.	37,853	158,983
Kingsway Financial Services, Inc.(x)*	16,316	129,223
Lemonade, Inc.(x)*	60,771	1,910,033
Maiden Holdings Ltd.(x)*	104,207	59,429
MBIA, Inc.(x)*	51,379	255,867
Mercury General Corp.	31,105	1,738,770
NI Holdings, Inc.*	9,304	132,675
Oscar Health, Inc., Class A*	236,111	3,095,415
Palomar Holdings, Inc.*	30,148	4,132,688
ProAssurance Corp.*	56,945	1,329,666
Root, Inc., Class A*	10,003	1,334,800
Safety Insurance Group, Inc.	17,070	1,346,482
Selective Insurance Group, Inc.	70,604	6,463,090
Selectquote, Inc.*	157,982	527,660
SiriusPoint Ltd.*	81,181	1,403,619
Skyward Specialty Insurance Group, Inc.*	43,197	2,285,985
Stewart Information Services Corp.	31,501	2,247,596
Tiptree, Inc., Class A	29,727	716,123
Trupanion, Inc.*	38,288	1,426,994
United Fire Group, Inc.	24,517	722,271
Universal Insurance Holdings, Inc.	28,269	669,975

		64,616,091

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT)	19,093	106,348
AG Mortgage Investment Trust, Inc. (REIT)	32,842	239,747
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	118,410
Apollo Commercial Real Estate Finance, Inc. (REIT)	159,925	1,530,482
Arbor Realty Trust, Inc. (REIT)(x)	203,356	2,389,433
Ares Commercial Real Estate Corp. (REIT)(x)	65,970	305,441
ARMOUR Residential REIT, Inc. (REIT)(x)	65,172	1,114,441
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	201,935	4,038,700
BrightSpire Capital, Inc. (REIT), Class A	152,465	847,705
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	311,787
Chimera Investment Corp. (REIT)	95,070	1,219,748
Claros Mortgage Trust, Inc. (REIT)	101,885	380,031
Dynex Capital, Inc. (REIT)	96,397	1,255,089
Ellington Financial, Inc. (REIT)(x)	99,627	1,321,054
Franklin BSP Realty Trust, Inc. (REIT)	95,487	1,216,504
Granite Point Mortgage Trust, Inc. (REIT)	58,810	152,906
Invesco Mortgage Capital, Inc. (REIT)(x)	67,614	533,475
KKR Real Estate Finance Trust, Inc. (REIT)	69,357	749,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ladder Capital Corp. (REIT)	133,988	$1,528,803
MFA Financial, Inc. (REIT)	120,821	1,239,623
New York Mortgage Trust, Inc. (REIT)	105,483	684,585
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	144,919
Orchid Island Capital, Inc. (REIT)(x)	85,795	645,178
PennyMac Mortgage Investment Trust (REIT)	100,607	1,473,893
Ready Capital Corp. (REIT)(x)	190,746	970,897
Redwood Trust, Inc. (REIT)	155,410	943,339
Seven Hills Realty Trust (REIT)	14,004	174,910
Sunrise Realty Trust, Inc. (REIT)	10,927	120,962
TPG RE Finance Trust, Inc. (REIT)	71,803	585,194
Two Harbors Investment Corp. (REIT)	120,510	1,610,014

		27,952,674

Total Financials		548,473,542

Health Care (15.1%)
Biotechnology (7.4%)
2seventy bio, Inc.*	56,838	280,780
4D Molecular Therapeutics, Inc.*	52,691	170,192
89bio, Inc.*	128,706	935,693
Absci Corp.(x)*	97,530	244,800
ACADIA Pharmaceuticals, Inc.*	139,215	2,312,361
ACELYRIN, Inc.*	89,056	219,968
Achieve Life Sciences, Inc.(x)*	40,453	108,010
Acrivon Therapeutics, Inc.(x)*	14,528	29,492
Actinium Pharmaceuticals, Inc.(x)*	36,753	59,172
Acumen Pharmaceuticals, Inc.*	48,721	53,593
ADC Therapeutics SA(x)*	94,751	133,599
ADMA Biologics, Inc.*	265,346	5,264,465
Adverum Biotechnologies, Inc.(x)*	24,635	107,655
Aerovate Therapeutics, Inc.(x)*	13,128	32,951
Agenus, Inc.(x)*	24,782	37,297
Agios Pharmaceuticals, Inc.*	64,991	1,904,236
Akebia Therapeutics, Inc.*	252,371	484,552
Akero Therapeutics, Inc.*	86,134	3,486,704
Aldeyra Therapeutics, Inc.*	59,566	342,505
Alector, Inc.*	98,133	120,704
Alkermes plc*	186,323	6,152,385
Allogene Therapeutics, Inc.(x)*	151,243	220,815
Altimmune, Inc.(x)*	82,770	413,850
ALX Oncology Holdings, Inc.(x)*	40,769	25,399
Amicus Therapeutics, Inc.*	338,224	2,759,908
AnaptysBio, Inc.(x)*	23,907	444,431
Anavex Life Sciences Corp.(x)*	86,312	740,557
Anika Therapeutics, Inc.*	15,878	238,646
Annexon, Inc.*	114,466	220,919
Apogee Therapeutics, Inc.*	44,023	1,644,699
Applied Therapeutics, Inc.(x)*	115,747	56,589
Arbutus Biopharma Corp.(x)*	167,960	586,180
Arcellx, Inc.*	50,636	3,321,722
Arcturus Therapeutics Holdings, Inc.*	26,026	275,615
Arcus Biosciences, Inc.*	64,172	503,750
Arcutis Biotherapeutics, Inc.*	123,648	1,933,855
Ardelyx, Inc.*	274,279	1,346,710
ArriVent Biopharma, Inc.(x)*	33,277	615,292
Arrowhead Pharmaceuticals, Inc.*	139,071	1,771,765
ARS Pharmaceuticals, Inc.(x)*	57,383	721,878
Artiva Biotherapeutics, Inc.(x)*	20,763	62,289
Astria Therapeutics, Inc.*	52,216	278,833
Atossa Therapeutics, Inc.(x)*	149,501	100,599
Aura Biosciences, Inc.*	53,663	314,465
Aurinia Pharmaceuticals, Inc.*	154,421	1,241,545
Avidity Biosciences, Inc.*	131,222	3,873,673
Avita Medical, Inc.(x)*	29,822	242,751
Beam Therapeutics, Inc.*	105,387	2,058,208
Bicara Therapeutics, Inc.(x)*	21,521	280,419
BioCryst Pharmaceuticals, Inc.*	239,454	1,795,905
Biohaven Ltd.*	98,972	2,379,287
Biomea Fusion, Inc.(x)*	33,850	72,101
Black Diamond Therapeutics, Inc.(x)*	44,797	69,435
Bluebird Bio, Inc.(x)*	12,520	61,098
Blueprint Medicines Corp.*	73,467	6,502,564
Boundless Bio, Inc.(x)*	6,936	10,473
Bridgebio Pharma, Inc.*	162,444	5,615,689
C4 Therapeutics, Inc.(x)*	71,621	114,594
Cabaletta Bio, Inc.*	52,750	73,059
CAMP4 Therapeutics Corp.*	5,847	23,388
Candel Therapeutics, Inc.(x)*	32,326	182,642
Capricor Therapeutics, Inc.(x)*	42,442	402,775
Cardiff Oncology, Inc.(x)*	65,590	205,953
CareDx, Inc.*	59,507	1,056,249
Cargo Therapeutics, Inc.*	40,907	166,492
Caribou Biosciences, Inc.(x)*	95,174	86,903
Cartesian Therapeutics, Inc.(x)*	11,397	150,212
Catalyst Pharmaceuticals, Inc.*	130,176	3,156,768
Celcuity, Inc.(x)*	36,654	370,572
Celldex Therapeutics, Inc.*	74,979	1,360,869
Century Therapeutics, Inc.(x)*	52,805	25,135
CervoMed, Inc.*	6,324	57,865
CG oncology, Inc.(x)*	62,236	1,524,160
Cibus, Inc., Class A(x)*	17,637	32,981
Climb Bio, Inc.(x)*	33,961	41,432
Cogent Biosciences, Inc.*	107,938	646,549
Coherus Biosciences, Inc.(x)*	134,653	108,665
Compass Therapeutics, Inc.(x)*	118,922	225,952
Corbus Pharmaceuticals Holdings, Inc.(x)*	12,358	65,621
Crinetics Pharmaceuticals, Inc.*	105,848	3,550,142
Cullinan Therapeutics, Inc.*	59,245	448,485
Cytokinetics, Inc.*	132,034	5,306,446
Day One Biopharmaceuticals, Inc.*	62,759	497,679
Denali Therapeutics, Inc.*	144,810	1,968,692
Design Therapeutics, Inc.*	39,341	151,856
Dianthus Therapeutics, Inc.(x)*	27,432	497,616
Disc Medicine, Inc.*	26,351	1,308,064
Dynavax Technologies Corp.*	151,914	1,970,325
Dyne Therapeutics, Inc.*	95,243	996,242
Editas Medicine, Inc.(x)*	101,390	117,612
Elevation Oncology, Inc.(x)*	61,283	15,878
Enanta Pharmaceuticals, Inc.*	24,754	136,642
Entrada Therapeutics, Inc.*	29,701	268,497
Erasca, Inc.(x)*	210,096	287,832
Fate Therapeutics, Inc.(x)*	122,221	96,567
Fennec Pharmaceuticals, Inc.(x)*	27,008	164,479
Fibrobiologics, Inc.(x)*	29,137	26,223
Foghorn Therapeutics, Inc.(x)*	30,078	109,785
Galectin Therapeutics, Inc.(x)*	21,188	25,849
Generation Bio Co.*	57,057	23,108
Geron Corp.*	686,859	1,092,106
Greenwich Lifesciences, Inc.(x)*	6,644	63,384
Gyre Therapeutics, Inc.(x)*	7,906	61,034
Halozyme Therapeutics, Inc.*	144,199	9,201,338
Heron Therapeutics, Inc.(x)*	131,279	288,814
HilleVax, Inc.(x)*	37,957	55,038
Humacyte, Inc.(x)*	100,048	170,582
Ideaya Biosciences, Inc.*	99,578	1,631,088
IGM Biosciences, Inc.(x)*	19,023	21,876
ImmunityBio, Inc.(x)*	172,510	519,255
Immunome, Inc.*	81,140	546,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Immunovant, Inc.(x)*	67,697	$1,156,942
Inhibrx Biosciences, Inc.(x)*	12,666	177,197
Inmune Bio, Inc.(x)*	14,423	112,644
Inovio Pharmaceuticals, Inc.(x)*	30,902	50,370
Inozyme Pharma, Inc.(x)*	62,662	57,022
Insmed, Inc.*	199,234	15,199,562
Intellia Therapeutics, Inc.*	118,454	842,208
Invivyd, Inc.(x)*	90,800	54,961
Iovance Biotherapeutics, Inc.*	319,212	1,062,976
Ironwood Pharmaceuticals, Inc., Class A*	162,335	238,632
iTeos Therapeutics, Inc.*	31,766	189,643
Janux Therapeutics, Inc.*	36,512	985,824
Jasper Therapeutics, Inc.(x)*	13,540	58,222
KalVista Pharmaceuticals, Inc.*	44,479	513,288
Keros Therapeutics, Inc.*	37,962	386,833
Kiniksa Pharmaceuticals International plc, Class A*	43,954	976,218
Kodiak Sciences, Inc.*	39,649	111,215
Korro Bio, Inc.(x)*	7,329	127,598
Krystal Biotech, Inc.*	28,673	5,169,742
Kura Oncology, Inc.*	85,583	564,848
Kymera Therapeutics, Inc.*	54,611	1,494,703
Kyverna Therapeutics, Inc.(x)*	28,155	54,339
Larimar Therapeutics, Inc.(x)*	51,019	109,691
LENZ Therapeutics, Inc.(x)*	14,049	361,200
Lexeo Therapeutics, Inc.(x)*	27,336	94,856
Lexicon Pharmaceuticals, Inc.(x)*	139,899	64,465
Lineage Cell Therapeutics, Inc.(x)*	175,087	79,069
Lyell Immunopharma, Inc.(x)*	197,325	106,161
MacroGenics, Inc.*	69,305	88,017
Madrigal Pharmaceuticals, Inc.(x)*	20,775	6,881,303
MannKind Corp.*	312,969	1,574,234
MeiraGTx Holdings plc*	52,420	355,408
Mersana Therapeutics, Inc.*	130,947	45,072
Metagenomi, Inc.*	28,019	38,106
Metsera, Inc.(x)*	17,602	479,126
MiMedx Group, Inc.*	136,389	1,036,556
Mineralys Therapeutics, Inc.*	32,744	519,975
Mirum Pharmaceuticals, Inc.*	46,299	2,085,770
Monte Rosa Therapeutics, Inc.(x)*	47,512	220,456
Myriad Genetics, Inc.*	102,717	911,100
Neurogene, Inc.(x)*	14,081	164,889
Nkarta, Inc.(x)*	64,171	118,075
Novavax, Inc.(x)*	179,170	1,148,480
Nurix Therapeutics, Inc.*	86,763	1,030,744
Nuvalent, Inc., Class A*	40,516	2,873,395
Ocugen, Inc.(x)*	310,569	219,355
Olema Pharmaceuticals, Inc.*	48,576	182,646
Organogenesis Holdings, Inc., Class A*	77,638	335,396
ORIC Pharmaceuticals, Inc.*	70,594	393,915
Outlook Therapeutics, Inc.(x)*	17,081	20,839
Ovid therapeutics, Inc.*	67,144	20,942
PepGen, Inc.(x)*	18,581	26,106
Perspective Therapeutics, Inc.(x)*	64,975	138,397
Praxis Precision Medicines, Inc.*	20,353	770,768
Precigen, Inc.(x)*	160,770	239,547
Prelude Therapeutics, Inc.(x)*	16,862	12,950
Prime Medicine, Inc.(x)*	69,142	137,593
ProKidney Corp., Class A(x)*	118,661	103,971
Protagonist Therapeutics, Inc.*	68,616	3,318,270
Prothena Corp. plc*	49,792	616,176
PTC Therapeutics, Inc.*	87,998	4,484,378
Puma Biotechnology, Inc.*	48,715	144,196
Pyxis Oncology, Inc.(x)*	57,614	56,456
Q32 Bio, Inc.(x)*	7,161	11,816
RAPT Therapeutics, Inc.(x)*	33,634	41,033
Recursion Pharmaceuticals, Inc., Class A(x)*	291,087	1,539,850
REGENXBIO, Inc.*	52,260	373,659
Regulus Therapeutics, Inc.(x)*	73,092	127,911
Relay Therapeutics, Inc.*	139,530	365,569
Renovaro, Inc.(x)*	123,731	67,211
Replimune Group, Inc.*	78,776	768,066
Revolution Medicines, Inc.*	196,656	6,953,756
Rhythm Pharmaceuticals, Inc.*	63,215	3,348,499
Rigel Pharmaceuticals, Inc.*	19,228	345,912
Rocket Pharmaceuticals, Inc.*	87,940	586,560
Sage Therapeutics, Inc.*	62,404	496,112
Sana Biotechnology, Inc.(x)*	151,711	254,874
Savara, Inc.(x)*	136,305	377,565
Scholar Rock Holding Corp.*	92,855	2,985,288
Sera Prognostics, Inc., Class A(x)*	32,192	118,467
Shattuck Labs, Inc.*	47,308	44,947
Skye Bioscience, Inc.*	20,276	32,239
Soleno Therapeutics, Inc.*	29,754	2,125,923
Solid Biosciences, Inc.(x)*	27,164	100,507
SpringWorks Therapeutics, Inc.*	79,452	3,506,217
Spyre Therapeutics, Inc.*	45,926	741,016
Stoke Therapeutics, Inc.*	43,439	288,869
Summit Therapeutics, Inc.(x)*	107,045	2,064,898
Sutro Biopharma, Inc.*	99,387	64,661
Syndax Pharmaceuticals, Inc.*	94,586	1,161,989
Tango Therapeutics, Inc.*	58,140	79,652
Taysha Gene Therapies, Inc.(x)*	208,262	289,484
Tenaya Therapeutics, Inc.(x)*	67,411	38,431
Tevogen Bio Holdings, Inc.(x)*	24,665	26,638
TG Therapeutics, Inc.*	161,327	6,361,124
Tourmaline Bio, Inc.(x)*	26,224	398,867
Travere Therapeutics, Inc.*	97,036	1,738,885
TScan Therapeutics, Inc.*	45,608	62,939
Twist Bioscience Corp.*	68,570	2,692,058
Tyra Biosciences, Inc.(x)*	22,019	204,777
Upstream Bio, Inc.*	19,328	118,287
UroGen Pharma Ltd.(x)*	45,105	498,861
Vanda Pharmaceuticals, Inc.*	69,184	317,555
Vaxcyte, Inc.*	143,518	5,419,240
Vera Therapeutics, Inc., Class A*	51,684	1,241,450
Veracyte, Inc.*	89,605	2,656,788
Verastem, Inc.(x)*	42,843	258,343
Vericel Corp.*	56,591	2,525,090
Verve Therapeutics, Inc.*	80,598	368,333
Vir Biotechnology, Inc.*	104,576	677,653
Viridian Therapeutics, Inc.*	86,651	1,168,055
Voyager Therapeutics, Inc.(x)*	56,024	189,361
Werewolf Therapeutics, Inc.(x)*	34,054	33,107
X4 Pharmaceuticals, Inc.(x)*	201,029	47,523
XBiotech, Inc.*	20,885	67,667
Xencor, Inc.*	78,085	830,824
XOMA Royalty Corp.*	9,154	182,439
Y-mAbs Therapeutics, Inc.(x)*	44,914	198,969
Zenas Biopharma, Inc.(x)*	16,491	130,279
Zentalis Pharmaceuticals, Inc.*	67,793	107,791
Zura Bio Ltd., Class A(x)*	48,689	62,809
Zymeworks, Inc.*	63,552	756,904

		226,817,103

Health Care Equipment & Supplies (2.6%)
Accuray, Inc.*	108,458	194,140
Alphatec Holdings, Inc.*	121,166	1,228,623
AngioDynamics, Inc.*	45,894	430,945
Anteris Technologies Global Corp.*	13,921	50,672
Artivion, Inc.*	45,663	1,122,397
AtriCure, Inc.*	55,165	1,779,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Avanos Medical, Inc.*	52,039	$745,719
Axogen, Inc.*	48,998	906,463
Beta Bionics, Inc.*	17,005	208,141
Bioventus, Inc., Class A*	44,589	407,989
Ceribell, Inc.(x)*	13,254	254,609
Cerus Corp.*	217,515	302,346
CONMED Corp.(x)	35,939	2,170,356
CVRx, Inc.(x)*	16,021	195,937
Embecta Corp.	66,049	842,125
Fractyl Health, Inc.(x)*	34,879	41,506
Glaukos Corp.*	56,537	5,564,372
Haemonetics Corp.*	57,325	3,643,004
ICU Medical, Inc.*	24,794	3,442,895
Inmode Ltd.*	75,905	1,346,555
Inogen, Inc.*	28,312	201,865
Integer Holdings Corp.*	38,543	4,548,459
Integra LifeSciences Holdings Corp.*	78,788	1,732,548
iRadimed Corp.	9,072	476,099
iRhythm Technologies, Inc.*	36,121	3,781,146
Lantheus Holdings, Inc.*	79,552	7,764,275
LeMaitre Vascular, Inc.	23,581	1,978,446
LivaNova plc*	62,903	2,470,830
Merit Medical Systems, Inc.*	66,137	6,991,342
Neogen Corp.*	250,795	2,174,393
NeuroPace, Inc.*	15,461	190,016
Nevro Corp.*	44,647	260,738
Novocure Ltd.*	122,654	2,185,694
Omnicell, Inc.*	53,132	1,857,495
OraSure Technologies, Inc.*	81,864	275,882
Orchestra BioMed Holdings, Inc.(x)*	26,624	113,951
Orthofix Medical, Inc.*	40,463	659,951
OrthoPediatrics Corp.*	19,749	486,418
Paragon 28, Inc.*	54,111	706,690
PROCEPT BioRobotics Corp.*	51,406	2,994,914
Pulmonx Corp.*	42,962	289,134
Pulse Biosciences, Inc.(x)*	21,334	343,264
RxSight, Inc.*	42,359	1,069,565
Sanara Medtech, Inc.(x)*	3,962	122,307
Semler Scientific, Inc.(x)*	7,690	278,378
SI-BONE, Inc.*	47,151	661,528
Sight Sciences, Inc.*	41,537	99,689
STAAR Surgical Co.*	56,773	1,000,908
Stereotaxis, Inc.*	63,157	111,156
Surmodics, Inc.*	15,885	484,969
Tactile Systems Technology, Inc.*	27,251	360,258
Tandem Diabetes Care, Inc.*	76,438	1,464,552
TransMedics Group, Inc.(x)*	37,890	2,549,239
Treace Medical Concepts, Inc.*	55,378	464,621
UFP Technologies, Inc.(x)*	8,438	1,702,029
Utah Medical Products, Inc.	3,437	192,609
Varex Imaging Corp.*	44,586	517,198
Zimvie, Inc.*	30,735	331,938
Zynex, Inc.(x)*	16,782	36,920

		78,809,831

Health Care Providers & Services (2.8%)
Accolade, Inc.*	85,004	593,328
AdaptHealth Corp., Class A*	117,216	1,270,621
Addus HomeCare Corp.*	20,058	1,983,536
agilon health, Inc.*	358,510	1,552,348
AirSculpt Technologies, Inc.(x)*	14,813	34,588
Alignment Healthcare, Inc.*	115,186	2,144,763
AMN Healthcare Services, Inc.*	44,147	1,079,836
Ardent Health Partners, Inc.*	26,559	365,186
Astrana Health, Inc.*	49,966	1,549,446
Aveanna Healthcare Holdings, Inc.*	61,665	334,224
BrightSpring Health Services, Inc.(x)*	63,557	1,149,746
Brookdale Senior Living, Inc.*	219,988	1,377,125
Castle Biosciences, Inc.*	30,183	604,264
Community Health Systems, Inc.*	143,476	387,385
Concentra Group Holdings Parent, Inc.	127,590	2,768,703
CorVel Corp.*	30,646	3,431,433
Cross Country Healthcare, Inc.*	37,195	553,834
DocGo, Inc.(x)*	121,607	321,043
Enhabit, Inc.*	57,437	504,871
Ensign Group, Inc. (The)	64,042	8,287,035
Fulgent Genetics, Inc.*	23,547	397,944
GeneDx Holdings Corp., Class A*	14,710	1,302,791
Guardant Health, Inc.*	138,117	5,883,784
HealthEquity, Inc.*	99,189	8,765,332
Hims & Hers Health, Inc.*	223,299	6,598,485
InfuSystem Holdings, Inc.*	21,117	113,610
Innovage Holding Corp.*	17,679	52,683
Joint Corp. (The)*	13,141	164,131
LifeStance Health Group, Inc.*	161,742	1,077,202
ModivCare, Inc.(x)*	13,359	17,567
Nano-X Imaging Ltd.(x)*	66,186	330,599
National HealthCare Corp.	14,471	1,342,909
National Research Corp.	17,809	227,955
NeoGenomics, Inc.*	148,445	1,408,743
OPKO Health, Inc.(x)*	370,851	615,613
Option Care Health, Inc.*	198,113	6,924,049
Owens & Minor, Inc.*	86,129	777,745
PACS Group, Inc.*	44,790	503,440
Patterson Cos., Inc.	90,947	2,841,184
Pediatrix Medical Group, Inc.*	99,571	1,442,784
Pennant Group, Inc. (The)*	37,356	939,503
Performant Healthcare, Inc.*	88,088	260,741
Privia Health Group, Inc.*	118,700	2,664,815
Progyny, Inc.*	86,354	1,929,148
Quipt Home Medical Corp.*	47,655	111,036
RadNet, Inc.*	76,443	3,800,746
Select Medical Holdings Corp.	126,093	2,105,753
Sonida Senior Living, Inc.(x)*	5,273	122,808
Surgery Partners, Inc.*	89,115	2,116,481
Talkspace, Inc.*	147,478	377,544
US Physical Therapy, Inc.	17,402	1,259,209
Viemed Healthcare, Inc.*	39,687	288,921

		87,058,570

Health Care Technology (0.4%)
Definitive Healthcare Corp., Class A*	65,821	190,223
Evolent Health, Inc., Class A*	134,271	1,271,546
Health Catalyst, Inc.*	71,651	324,579
HealthStream, Inc.	28,359	912,593
LifeMD, Inc.*	41,837	227,593
OptimizeRx Corp.*	21,294	184,406
Phreesia, Inc.*	64,596	1,651,074
Schrodinger, Inc.(x)*	64,304	1,269,361
Simulations Plus, Inc.	18,050	442,586
Teladoc Health, Inc.*	197,694	1,573,644
Waystar Holding Corp.*	90,895	3,395,837

		11,443,442

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	134,301	997,856
Akoya Biosciences, Inc.(x)*	25,116	34,911
BioLife Solutions, Inc.*	42,030	959,965
Codexis, Inc.(x)*	92,542	248,938
Conduit Pharmaceuticals, Inc.*	239	187
CryoPort, Inc.*	48,445	294,546
Cytek Biosciences, Inc.*	141,488	567,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Harvard Bioscience, Inc.*	44,602	$25,245
Lifecore Biomedical, Inc.(x)*	28,482	200,513
Maravai LifeSciences Holdings, Inc., Class A*	128,492	283,967
MaxCyte, Inc.(x)*	125,926	343,778
Mesa Laboratories, Inc.	6,013	713,503
Nautilus Biotechnology, Inc., Class A*	54,163	46,634
Niagen Bioscience, Inc.*	56,729	391,430
OmniAb, Inc. (Earn Out Shares)(r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	107,275	257,460
Pacific Biosciences of California, Inc.(x)*	316,453	373,415
Quanterix Corp.*	40,961	266,656
Quantum-Si, Inc.(x)*	135,498	162,598
Standard BioTools, Inc.*	342,276	369,658

		6,538,627

Pharmaceuticals (1.7%)
Alto Neuroscience, Inc.(x)*	24,839	53,652
Alumis, Inc.(x)*	22,375	137,382
Amneal Pharmaceuticals, Inc.*	184,136	1,543,060
Amphastar Pharmaceuticals, Inc.*	43,749	1,268,284
ANI Pharmaceuticals, Inc.*	21,344	1,428,981
Aquestive Therapeutics, Inc.(x)*	89,770	260,333
Arvinas, Inc.*	74,778	524,942
Atea Pharmaceuticals, Inc.*	90,075	269,324
Avadel Pharmaceuticals plc (ADR)*	105,847	828,782
Axsome Therapeutics, Inc.*	42,569	4,964,822
BioAge Labs, Inc.*	12,284	46,188
Biote Corp., Class A*	31,330	104,329
Cassava Sciences, Inc.(x)*	48,475	72,713
Collegium Pharmaceutical, Inc.*	37,339	1,114,569
Contineum Therapeutics, Inc., Class A*	11,174	77,995
Corcept Therapeutics, Inc.*	93,467	10,675,801
CorMedix, Inc.(x)*	70,424	433,812
Edgewise Therapeutics, Inc.*	84,667	1,862,674
Enliven Therapeutics, Inc.(x)*	41,422	815,185
Esperion Therapeutics, Inc.(x)*	214,086	308,284
Evolus, Inc.*	64,376	774,443
EyePoint Pharmaceuticals, Inc.*	75,012	406,565
Fulcrum Therapeutics, Inc.*	63,705	183,470
Harmony Biosciences Holdings, Inc.*	43,968	1,459,298
Harrow, Inc.*	34,824	926,318
Innoviva, Inc.*	64,195	1,163,855
Ligand Pharmaceuticals, Inc.*	20,599	2,165,779
Liquidia Corp.*	73,491	1,083,992
Maze Therapeutics, Inc.*	9,391	103,395
MBX Biosciences, Inc.(x)*	12,240	90,331
MediWound Ltd.(x)*	10,783	167,352
Mind Medicine MindMed, Inc.(x)*	85,412	499,660
Nektar Therapeutics*	211,917	144,104
Neumora Therapeutics, Inc.(x)*	98,049	98,049
Nuvation Bio, Inc.(x)*	204,844	360,525
Ocular Therapeutix, Inc.*	183,581	1,345,649
Omeros Corp.(x)*	66,017	542,660
Pacira BioSciences, Inc.*	53,508	1,329,674
Phathom Pharmaceuticals, Inc.(x)*	45,428	284,834
Phibro Animal Health Corp., Class A	23,548	502,985
Pliant Therapeutics, Inc.*	66,887	90,297
Prestige Consumer Healthcare, Inc.*	57,276	4,924,018
Rapport Therapeutics, Inc.*	18,756	188,123
Scilex Holding Co.(r)(x)*	68,788	12,820
scPharmaceuticals, Inc.(x)*	43,784	115,152
Septerna, Inc.(x)*	20,887	120,936
SIGA Technologies, Inc.*	56,176	307,844
Supernus Pharmaceuticals, Inc.*	58,560	1,917,840
Tarsus Pharmaceuticals, Inc.*	42,778	2,197,506
Telomir Pharmaceuticals, Inc.(x)*	20,032	64,703
Terns Pharmaceuticals, Inc.*	80,669	222,646
Theravance Biopharma, Inc.*	43,122	385,079
Third Harmonic Bio, Inc.(x)*	24,866	86,285
Trevi Therapeutics, Inc.*	85,007	534,694
Ventyx Biosciences, Inc.*	74,374	85,530
Verrica Pharmaceuticals, Inc.(x)*	23,670	10,467
Veru, Inc.(x)*	152,010	74,500
WaVe Life Sciences Ltd.*	111,369	899,862
Xeris Biopharma Holdings, Inc.*	163,079	895,304
Zevra Therapeutics, Inc.(x)*	60,448	452,756

		54,010,412

Total Health Care		464,677,985

Industrials (15.9%)
Aerospace & Defense (1.3%)
AAR Corp.*	40,681	2,277,729
AeroVironment, Inc.*	32,402	3,861,994
AerSale Corp.*	37,597	281,602
Archer Aviation, Inc., Class A(x)*	372,674	2,649,712
Astronics Corp.*	33,393	807,109
Byrna Technologies, Inc.*	19,344	325,753
Cadre Holdings, Inc.	29,826	883,148
Ducommun, Inc.*	16,025	929,931
Eve Holding, Inc.(x)*	56,276	186,836
Intuitive Machines, Inc.(x)*	48,376	360,401
Kratos Defense & Security Solutions, Inc.*	170,891	5,073,754
Leonardo DRS, Inc.	84,934	2,792,630
Mercury Systems, Inc.*	59,991	2,585,012
Moog, Inc., Class A	32,370	5,611,340
National Presto Industries, Inc.	5,965	524,383
Park Aerospace Corp.	21,407	287,924
Redwire Corp.(x)*	27,203	225,513
Rocket Lab USA, Inc.(x)*	407,848	7,292,322
Triumph Group, Inc.*	84,317	2,136,593
V2X, Inc.*	19,077	935,727
Virgin Galactic Holdings, Inc.(x)*	29,577	89,618
VirTra, Inc.(x)*	12,655	51,506

		40,170,537

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	59,117	1,326,585
Forward Air Corp.(x)*	28,939	581,385
Hub Group, Inc., Class A	69,702	2,590,823
Radiant Logistics, Inc.*	41,187	253,300

		4,752,093

Building Products (1.3%)
American Woodmark Corp.*	17,339	1,020,053
Apogee Enterprises, Inc.	25,201	1,167,562
AZZ, Inc.	33,876	2,832,372
Caesarstone Ltd.(x)*	22,179	53,895
CSW Industrials, Inc.	19,352	5,641,495
Gibraltar Industries, Inc.*	35,505	2,082,723
Griffon Corp.	45,293	3,238,450
Insteel Industries, Inc.	21,465	564,530
Janus International Group, Inc.*	158,240	1,139,328
JELD-WEN Holding, Inc.*	98,180	586,135
Masterbrand, Inc.*	147,283	1,923,516
Quanex Building Products Corp.	54,387	1,011,054
Resideo Technologies, Inc.*	168,726	2,986,450
Tecnoglass, Inc.	26,123	1,869,101
UFP Industries, Inc.	68,878	7,372,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zurn Elkay Water Solutions Corp.	165,419	$5,455,519

		38,944,884

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	72,004	3,410,109
ACCO Brands Corp.	109,015	456,773
ACV Auctions, Inc., Class A(x)*	170,548	2,403,021
Bridger Aerospace Group Holdings, Inc.(x)*	7,566	8,550
BrightView Holdings, Inc.*	67,532	867,111
Brink’s Co. (The)	50,818	4,378,479
Casella Waste Systems, Inc., Class A*	72,180	8,048,792
CECO Environmental Corp.*	33,309	759,445
Cimpress plc*	19,376	876,377
CompX International, Inc.	1,414	29,298
CoreCivic, Inc.*	125,628	2,548,992
Deluxe Corp.	51,911	820,713
Driven Brands Holdings, Inc.*	69,754	1,195,584
Ennis, Inc.	28,779	578,170
Enviri Corp.*	92,114	612,558
GEO Group, Inc. (The)*	147,274	4,301,874
Healthcare Services Group, Inc.*	84,128	848,010
HNI Corp.	55,448	2,459,119
Interface, Inc., Class A	66,961	1,328,506
LanzaTech Global, Inc.(x)*	129,307	31,305
Liquidity Services, Inc.*	25,212	781,824
Matthews International Corp., Class A	33,822	752,201
MillerKnoll, Inc.	78,771	1,507,677
Montrose Environmental Group, Inc.*	36,889	526,037
NL Industries, Inc.	8,051	63,603
OPENLANE, Inc.*	122,462	2,361,067
Perma-Fix Environmental Services, Inc.(x)*	17,392	126,440
Pitney Bowes, Inc.	191,239	1,730,713
Pursuit Attractions and Hospitality, Inc.*	23,406	828,338
Quad/Graphics, Inc.	34,881	190,101
Quest Resource Holding Corp.(x)*	17,758	46,171
Steelcase, Inc., Class A	109,246	1,197,336
UniFirst Corp.	17,409	3,029,166
Virco Mfg. Corp.	12,536	118,591
VSE Corp.	20,471	2,456,315

		51,678,366

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	37,592	454,111
Arcosa, Inc.	56,052	4,322,730
Argan, Inc.	14,626	1,918,492
Bowman Consulting Group Ltd., Class A*	15,930	347,752
Centuri Holdings, Inc.*	19,362	317,343
Concrete Pumping Holdings, Inc.	29,164	159,236
Construction Partners, Inc., Class A*	53,318	3,831,965
Dycom Industries, Inc.*	32,835	5,002,084
Fluor Corp.*	197,419	7,071,549
Granite Construction, Inc.	51,021	3,846,983
Great Lakes Dredge & Dock Corp.*	76,616	666,559
IES Holdings, Inc.*	9,563	1,578,947
Limbach Holdings, Inc.*	12,060	898,108
Matrix Service Co.*	31,963	397,300
MYR Group, Inc.*	18,459	2,087,528
Northwest Pipe Co.*	10,943	451,946
Orion Group Holdings, Inc.*	41,539	217,249
Primoris Services Corp.	62,131	3,566,941
Southland Holdings, Inc.(x)*	7,787	23,283
Sterling Infrastructure, Inc.*	34,495	3,905,179
Tutor Perini Corp.*	49,965	1,158,189

		42,223,474

Electrical Equipment (1.1%)
Allient, Inc.	17,264	379,463
American Superconductor Corp.*	39,960	724,874
Amprius Technologies, Inc.(x)*	18,467	49,491
Array Technologies, Inc.*	175,562	854,987
Atkore, Inc.	40,139	2,407,939
Blink Charging Co.(x)*	117,383	107,722
Bloom Energy Corp., Class A(x)*	232,130	4,563,676
ChargePoint Holdings, Inc.(x)*	469,950	284,320
Energy Vault Holdings, Inc.(x)*	112,807	78,446
EnerSys	45,550	4,171,469
Enovix Corp.(x)*	190,926	1,401,397
Fluence Energy, Inc., Class A(x)*	71,857	348,506
FuelCell Energy, Inc.(x)*	24,629	113,047
GrafTech International Ltd.(x)*	294,958	257,911
Hyliion Holdings Corp.*	161,829	226,561
LSI Industries, Inc.	32,536	553,112
NANO Nuclear Energy, Inc.(x)*	28,288	748,500
Net Power, Inc.(x)*	24,720	65,014
NEXTracker, Inc., Class A*	166,644	7,022,378
NuScale Power Corp., Class A(x)*	104,525	1,480,074
Plug Power, Inc.(x)*	949,205	1,281,427
Powell Industries, Inc.	10,740	1,829,344
Preformed Line Products Co.	2,797	391,832
SES AI Corp.(x)*	159,320	82,958
Shoals Technologies Group, Inc., Class A*	194,796	646,723
SolarMax Technology, Inc.(x)*	28,246	33,895
Stem, Inc.(x)*	185,760	65,072
Sunrun, Inc.(x)*	254,438	1,491,007
T1 Energy, Inc.(x)*	132,279	166,671
Thermon Group Holdings, Inc.*	38,319	1,067,184
TPI Composites, Inc.(x)*	58,504	47,154
Ultralife Corp.*	11,412	61,397
Vicor Corp.*	26,488	1,239,109

		34,242,660

Ground Transportation (0.4%)
ArcBest Corp.	27,485	1,939,891
Covenant Logistics Group, Inc., Class A	18,784	417,005
FTAI Infrastructure, Inc.	116,977	529,906
Heartland Express, Inc.	53,214	490,633
Hertz Global Holdings, Inc.(x)*	142,510	561,489
Marten Transport Ltd.	65,903	904,189
PAMT Corp.*	6,775	82,249
Proficient Auto Logistics, Inc.(x)*	23,594	197,482
RXO, Inc.*	183,741	3,509,453
Universal Logistics Holdings, Inc.	7,967	209,054
Werner Enterprises, Inc.	71,760	2,102,568

		10,943,919

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	30,517	812,363

Machinery (3.6%)
374Water, Inc.(x)*	67,201	22,848
3D Systems Corp.*	148,766	315,384
Alamo Group, Inc.	11,786	2,100,383
Albany International Corp., Class A	35,926	2,480,331
Astec Industries, Inc.	26,088	898,732
Atmus Filtration Technologies, Inc.	96,818	3,556,125
Blue Bird Corp.*	37,199	1,204,132
Chart Industries, Inc.*	49,664	7,169,495
Columbus McKinnon Corp.	32,827	555,761
Commercial Vehicle Group, Inc.*	38,091	43,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	26,202	$608,672
Eastern Co. (The)	5,561	140,805
Energy Recovery, Inc.*	65,843	1,046,245
Enerpac Tool Group Corp., Class A	62,421	2,800,206
Enpro, Inc.	24,234	3,920,819
ESCO Technologies, Inc.	29,897	4,757,211
Federal Signal Corp.	69,338	5,099,810
Franklin Electric Co., Inc.	52,030	4,884,576
Gencor Industries, Inc.*	12,254	149,009
Gorman-Rupp Co. (The)	24,096	845,770
Graham Corp.*	11,875	342,237
Greenbrier Cos., Inc. (The)	35,723	1,829,732
Helios Technologies, Inc.	38,720	1,242,525
Hillenbrand, Inc.	81,783	1,974,242
Hillman Solutions Corp.*	227,896	2,003,206
Hyster-Yale, Inc.	13,380	555,805
JBT Marel Corp.	54,240	6,628,128
Kadant, Inc.(x)	13,534	4,559,740
Kennametal, Inc.	90,919	1,936,575
L B Foster Co., Class A*	10,693	210,438
Lindsay Corp.	12,576	1,591,115
Luxfer Holdings plc	30,251	358,777
Manitowoc Co., Inc. (The)*	39,386	338,326
Mayville Engineering Co., Inc.*	14,995	201,383
Miller Industries, Inc.	12,912	547,081
Mueller Industries, Inc.	129,119	9,831,121
Mueller Water Products, Inc., Class A	179,398	4,560,297
NN, Inc.*	53,662	121,276
Omega Flex, Inc.	3,834	133,346
Park-Ohio Holdings Corp.	10,361	223,798
Proto Labs, Inc.*	28,332	992,753
REV Group, Inc.	59,644	1,884,750
Shyft Group, Inc. (The)	39,297	317,913
SPX Technologies, Inc.*	51,959	6,691,280
Standex International Corp.	13,387	2,160,528
Taylor Devices, Inc.(x)*	3,335	107,620
Tennant Co.	21,886	1,745,408
Terex Corp.	77,138	2,914,274
Titan International, Inc.*	57,402	481,603
Trinity Industries, Inc.	94,292	2,645,833
Twin Disc, Inc.	11,989	90,757
Wabash National Corp.	50,319	556,025
Watts Water Technologies, Inc., Class A	31,559	6,435,511
Worthington Enterprises, Inc.	36,731	1,839,856

		110,653,378

Marine Transportation (0.2%)
Costamare, Inc.	50,653	498,426
Genco Shipping & Trading Ltd.	48,301	645,301
Golden Ocean Group Ltd.(x)	139,955	1,116,841
Himalaya Shipping Ltd.(x)	33,890	185,717
Matson, Inc.	37,869	4,853,670
Pangaea Logistics Solutions Ltd.	38,569	183,588
Safe Bulkers, Inc.	68,864	254,108

		7,737,651

Passenger Airlines (0.3%)
Allegiant Travel Co.	17,760	917,304
Blade Air Mobility, Inc.*	69,831	190,639
Frontier Group Holdings, Inc.(x)*	47,277	205,182
JetBlue Airways Corp.*	363,668	1,752,880
Joby Aviation, Inc.(x)*	498,251	2,999,471
SkyWest, Inc.*	45,812	4,002,595
Sun Country Airlines Holdings, Inc.*	46,492	572,781
Wheels Up Experience, Inc.(x)*	103,805	104,843

		10,745,695

Professional Services (2.1%)
Alight, Inc., Class A	485,024	2,876,192
Asure Software, Inc.*	27,318	260,887
Barrett Business Services, Inc.	30,245	1,244,582
BlackSky Technology, Inc., Class A(x)*	28,471	220,081
CBIZ, Inc.*	55,411	4,203,478
Conduent, Inc.*	184,551	498,288
CRA International, Inc.	7,602	1,316,666
CSG Systems International, Inc.	33,761	2,041,528
DLH Holdings Corp.(x)*	8,206	33,234
ExlService Holdings, Inc.*	181,889	8,586,980
Exponent, Inc.	58,291	4,725,068
First Advantage Corp.*	68,572	966,179
FiscalNote Holdings, Inc.(x)*	77,195	62,381
Forrester Research, Inc.*	13,950	128,898
Franklin Covey Co.*	12,493	345,057
Heidrick & Struggles International, Inc.	23,767	1,017,941
HireQuest, Inc.	5,706	67,901
Huron Consulting Group, Inc.*	20,270	2,907,732
IBEX Holdings Ltd.*	10,229	249,076
ICF International, Inc.	21,739	1,847,163
Innodata, Inc.(x)*	31,301	1,123,706
Insperity, Inc.	41,528	3,705,543
Kelly Services, Inc., Class A	37,492	493,770
Kforce, Inc.	21,325	1,042,579
Korn Ferry	59,534	4,038,191
Legalzoom.com, Inc.*	145,437	1,252,213
Maximus, Inc.	66,072	4,505,450
Mistras Group, Inc.*	22,331	236,262
NV5 Global, Inc.*	65,941	1,270,683
Planet Labs PBC*	253,133	855,590
Resolute Holdings Management, Inc.(x)*	2,457	77,002
Resources Connection, Inc.	39,412	257,754
Spire Global, Inc.(x)*	26,554	214,822
TriNet Group, Inc.	36,886	2,922,847
TrueBlue, Inc.*	34,069	180,906
TTEC Holdings, Inc.(x)	22,848	75,170
Upwork, Inc.*	145,080	1,893,294
Verra Mobility Corp., Class A*	190,070	4,278,476
Willdan Group, Inc.*	14,618	595,245
WNS Holdings Ltd.*	49,730	3,057,898

		65,676,713

Trading Companies & Distributors (2.3%)
Alta Equipment Group, Inc.(x)	32,386	151,890
Applied Industrial Technologies, Inc.	44,487	10,024,701
Beacon Roofing Supply, Inc.*	71,658	8,864,095
BlueLinx Holdings, Inc.*	9,466	709,761
Boise Cascade Co.	44,517	4,366,672
Custom Truck One Source, Inc.(x)*	58,948	248,760
Distribution Solutions Group, Inc.*	11,984	335,552
DNOW, Inc.*	122,162	2,086,527
DXP Enterprises, Inc.*	14,253	1,172,452
EVI Industries, Inc.	6,220	104,372
FTAI Aviation Ltd.	117,372	13,031,813
GATX Corp.	41,183	6,394,484
Global Industrial Co.	15,279	342,250
GMS, Inc.*	45,255	3,311,308
H&E Equipment Services, Inc.	37,216	3,527,705
Herc Holdings, Inc.	32,541	4,369,280
Hudson Technologies, Inc.*	53,827	332,113
Karat Packaging, Inc.	8,705	231,379
McGrath RentCorp	28,217	3,143,374
MRC Global, Inc.*	97,047	1,114,099
Rush Enterprises, Inc., Class A	70,089	3,743,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rush Enterprises, Inc., Class B	10,384	$586,904
Titan Machinery, Inc.(x)*	25,525	434,946
Transcat, Inc.*	10,418	775,620
Willis Lease Finance Corp.	3,267	516,088
Xometry, Inc., Class A*	50,748	1,264,640

		71,184,238

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	12,300	160,023

Total Industrials		489,925,994

Information Technology (11.1%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	92,424	805,937
Applied Optoelectronics, Inc.(x)*	49,657	762,235
Aviat Networks, Inc.*	13,391	256,705
Calix, Inc.*	68,528	2,428,632
Clearfield, Inc.*	14,023	416,764
CommScope Holding Co., Inc.*	249,333	1,323,958
Digi International, Inc.*	42,160	1,173,313
Extreme Networks, Inc.*	148,387	1,963,160
Harmonic, Inc.*	127,901	1,226,571
NETGEAR, Inc.*	32,292	789,862
NetScout Systems, Inc.*	79,891	1,678,510
Ribbon Communications, Inc.*	110,603	433,564
Viasat, Inc.*	144,326	1,503,877
Viavi Solutions, Inc.*	254,081	2,843,166

		17,606,254

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.(x)*	30,619	137,173
Advanced Energy Industries, Inc.	43,209	4,118,250
Aeva Technologies, Inc.(x)*	31,627	221,389
Arlo Technologies, Inc.*	112,324	1,108,638
Badger Meter, Inc.	33,899	6,449,285
Bel Fuse, Inc., Class A	1,692	121,925
Bel Fuse, Inc., Class B	12,202	913,442
Belden, Inc.	46,784	4,690,096
Benchmark Electronics, Inc.	41,270	1,569,498
Climb Global Solutions, Inc.	4,834	535,414
CTS Corp.	34,761	1,444,320
Daktronics, Inc.*	46,446	565,712
ePlus, Inc.*	30,613	1,868,311
Evolv Technologies Holdings, Inc.(x)*	157,741	492,152
Fabrinet*	42,119	8,318,924
FARO Technologies, Inc.*	21,830	595,959
Insight Enterprises, Inc.*	31,526	4,728,585
Itron, Inc.*	52,181	5,466,482
Kimball Electronics, Inc.*	29,210	480,504
Knowles Corp.*	99,357	1,510,226
Lightwave Logic, Inc.(x)*	145,593	149,233
Methode Electronics, Inc.	41,934	267,539
MicroVision, Inc.(x)*	250,407	310,505
Mirion Technologies, Inc., Class A*	238,225	3,454,262
Napco Security Technologies, Inc.	40,683	936,523
nLight, Inc.*	52,987	411,709
Novanta, Inc.*	41,210	5,269,523
OSI Systems, Inc.*	18,348	3,565,750
Ouster, Inc.*	55,873	501,740
PAR Technology Corp.*	38,758	2,377,416
PC Connection, Inc.	13,427	838,113
Plexus Corp.*	31,007	3,972,927
Powerfleet, Inc.*	116,307	638,525
Richardson Electronics Ltd.	13,267	148,060
Rogers Corp.*	21,799	1,472,086
Sanmina Corp.*	62,096	4,730,473
ScanSource, Inc.*	26,993	918,032
SmartRent, Inc., Class A(x)*	209,210	253,144
TTM Technologies, Inc.*	116,572	2,390,892
Vishay Intertechnology, Inc.	143,897	2,287,962
Vishay Precision Group, Inc.*	14,257	343,451

		80,574,150

IT Services (0.4%)
Applied Digital Corp.(x)*	229,535	1,289,987
ASGN, Inc.*	50,224	3,165,116
Backblaze, Inc., Class A*	53,646	259,110
BigBear.ai Holdings, Inc.(x)*	124,645	356,485
BigCommerce Holdings, Inc.*	81,543	469,688
Couchbase, Inc.*	45,916	723,177
DigitalOcean Holdings, Inc.*	76,534	2,555,470
Fastly, Inc., Class A*	152,077	962,647
Grid Dynamics Holdings, Inc.*	71,386	1,117,191
Hackett Group, Inc. (The)	29,677	867,162
Information Services Group, Inc.	38,737	151,462
Rackspace Technology, Inc.*	84,519	142,837
Tucows, Inc., Class A(x)*	8,402	141,826
Unisys Corp.*	77,716	356,716

		12,558,874

Semiconductors & Semiconductor Equipment (1.8%)
ACM Research, Inc., Class A*	59,173	1,381,098
Aehr Test Systems(x)*	32,121	234,162
Alpha & Omega Semiconductor Ltd.*	27,482	683,202
Ambarella, Inc.*	44,677	2,248,593
Axcelis Technologies, Inc.*	37,901	1,882,543
CEVA, Inc.*	27,111	694,313
Cohu, Inc.*	53,443	786,146
Credo Technology Group Holding Ltd.*	163,874	6,581,180
Diodes, Inc.*	52,582	2,269,965
Everspin Technologies, Inc.(x)*	21,100	107,610
FormFactor, Inc.*	89,329	2,527,117
GCT Semiconductor Holding, Inc.(x)*	7,566	12,408
Ichor Holdings Ltd.*	38,564	871,932
Impinj, Inc.(x)*	26,402	2,394,661
indie Semiconductor, Inc., Class A(x)*	190,371	387,405
Kulicke & Soffa Industries, Inc.	60,295	1,988,529
MaxLinear, Inc., Class A*	92,995	1,009,926
Navitas Semiconductor Corp., Class A(x)*	142,377	291,873
NVE Corp.	5,546	353,502
PDF Solutions, Inc.*	35,989	687,750
Penguin Solutions, Inc.*	60,734	1,054,950
Photronics, Inc.*	71,326	1,480,728
Power Integrations, Inc.	65,068	3,285,934
QuickLogic Corp.(x)*	16,254	83,058
Rambus, Inc.*	123,373	6,387,637
Rigetti Computing, Inc.(x)*	218,229	1,728,374
Semtech Corp.*	85,435	2,938,964
Silicon Laboratories, Inc.*	36,966	4,161,263
SiTime Corp.*	21,486	3,284,565
SkyWater Technology, Inc.(x)*	32,623	231,297
Synaptics, Inc.*	45,567	2,903,529
Ultra Clean Holdings, Inc.*	51,356	1,099,532
Veeco Instruments, Inc.*	64,422	1,293,594

		57,327,340

Software (5.4%)
8x8, Inc.*	155,861	311,722
A10 Networks, Inc.	82,059	1,340,844
ACI Worldwide, Inc.*	122,122	6,681,295
Adeia, Inc.	125,838	1,663,578
Agilysys, Inc.*	25,907	1,879,294
Airship AI Holdings, Inc.(x)*	12,093	46,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Alarm.com Holdings, Inc.*	54,902	$3,055,296
Alkami Technology, Inc.*	70,000	1,837,500
Amplitude, Inc., Class A*	90,159	918,720
Appian Corp., Class A*	47,110	1,357,239
Arteris, Inc.*	32,653	225,632
Asana, Inc., Class A*	94,685	1,379,560
AudioEye, Inc.*	8,655	96,071
Aurora Innovation, Inc., Class A(x)*	1,109,370	7,460,513
AvePoint, Inc.*	149,786	2,162,910
Bit Digital, Inc.(x)*	143,086	289,034
Blackbaud, Inc.*	45,514	2,824,144
BlackLine, Inc.*	67,308	3,259,053
Blend Labs, Inc., Class A*	272,512	912,915
Box, Inc., Class A*	162,939	5,028,298
Braze, Inc., Class A*	76,181	2,748,610
C3.ai, Inc., Class A(x)*	130,161	2,739,889
Cerence, Inc.*	48,715	384,849
Cipher Mining, Inc.(x)*	236,228	543,324
Cleanspark, Inc.(x)*	318,958	2,143,398
Clear Secure, Inc., Class A	102,346	2,651,785
Clearwater Analytics Holdings, Inc., Class A*	215,961	5,787,755
Commvault Systems, Inc.*	50,454	7,959,623
Consensus Cloud Solutions, Inc.*	20,939	483,272
Core Scientific, Inc.(x)*	208,029	1,506,130
CS Disco, Inc.*	36,151	147,858
Daily Journal Corp.*	1,588	631,548
Digimarc Corp.(x)*	17,623	225,927
Digital Turbine, Inc.*	111,248	302,038
Domo, Inc., Class B*	41,828	324,585
D-Wave Quantum, Inc.(x)*	210,781	1,601,936
E2open Parent Holdings, Inc.*	243,632	487,264
eGain Corp.*	18,759	90,981
Enfusion, Inc., Class A*	58,758	655,152
EverCommerce, Inc.*	25,767	259,731
Freshworks, Inc., Class A*	239,030	3,372,713
Hut 8 Corp.(x)*	94,476	1,097,811
I3 Verticals, Inc., Class A*	26,552	655,038
Intapp, Inc.*	61,650	3,599,127
InterDigital, Inc.(x)	29,236	6,044,543
Jamf Holding Corp.*	95,394	1,159,037
Kaltura, Inc.*	115,721	217,556
Life360, Inc.*	11,855	455,113
LiveRamp Holdings, Inc.*	74,467	1,946,567
Logility Supply Chain Solutions, Inc.	36,816	524,996
MARA Holdings, Inc.(x)*	394,138	4,532,587
Meridianlink, Inc.*	38,144	706,808
Mitek Systems, Inc.*	52,867	436,153
N-able, Inc.*	82,783	586,931
NCR Voyix Corp.*	169,457	1,652,206
NextNav, Inc.(x)*	92,896	1,130,544
Olo, Inc., Class A*	123,647	746,828
ON24, Inc.*	35,370	183,924
OneSpan, Inc.	43,943	670,131
Ooma, Inc.*	28,867	377,869
Pagaya Technologies Ltd., Class A(x)*	42,370	444,038
PagerDuty, Inc.*	100,586	1,837,706
Porch Group, Inc.*	92,032	670,913
Progress Software Corp.	49,686	2,559,326
PROS Holdings, Inc.*	52,614	1,001,244
Q2 Holdings, Inc.*	68,064	5,445,801
Qualys, Inc.*	42,898	5,402,145
Rapid7, Inc.*	72,178	1,913,439
Red Violet, Inc.	13,102	492,504
Rekor Systems, Inc.(x)*	83,844	74,344
ReposiTrak, Inc.(x)	13,518	274,010
Rimini Street, Inc.*	62,434	217,270
Riot Platforms, Inc.(x)*	359,365	2,558,679
Roadzen, Inc.(x)*	41,081	42,724
Sapiens International Corp. NV	35,306	956,440
SEMrush Holdings, Inc., Class A*	42,401	395,601
Silvaco Group, Inc.(x)*	7,055	32,171
SolarWinds Corp.	64,234	1,183,833
SoundHound AI, Inc., Class A(x)*	374,354	3,039,754
SoundThinking, Inc.*	11,012	186,653
Sprinklr, Inc., Class A*	136,774	1,142,063
Sprout Social, Inc., Class A*	58,302	1,282,061
SPS Commerce, Inc.*	43,550	5,780,392
Telos Corp.*	66,492	158,251
Tenable Holdings, Inc.*	137,718	4,817,376
Terawulf, Inc.(x)*	312,181	852,254
Varonis Systems, Inc.*	127,499	5,157,335
Verint Systems, Inc.*	70,984	1,267,064
Vertex, Inc., Class A*	63,435	2,220,859
Viant Technology, Inc., Class A*	17,881	221,903
Weave Communications, Inc.*	45,624	505,970
WM Technology, Inc.*	91,551	103,453
Workiva, Inc., Class A*	58,925	4,472,997
Xperi, Inc.*	51,861	400,367
Yext, Inc.*	123,711	762,060
Zeta Global Holdings Corp., Class A*	206,373	2,798,418

		165,173,852

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A(x)	29,505	320,719
Corsair Gaming, Inc.*	51,978	460,525
CPI Card Group, Inc.*	6,011	175,341
Diebold Nixdorf, Inc.*	29,179	1,275,706
Eastman Kodak Co.*	69,539	439,487
Immersion Corp.	36,399	275,905
IonQ, Inc.(x)*	234,162	5,167,955
Turtle Beach Corp.*	19,574	279,321
Xerox Holdings Corp.(x)	135,252	653,267

		9,048,226

Total Information Technology		342,288,696

Materials (3.5%)
Chemicals (1.5%)
AdvanSix, Inc.	29,268	662,920
American Vanguard Corp.	30,429	133,888
Arq, Inc.*	33,798	140,938
ASP Isotopes, Inc.(x)*	59,509	279,097
Aspen Aerogels, Inc.*	71,470	456,693
Avient Corp.	104,207	3,872,332
Balchem Corp.	37,198	6,174,868
Cabot Corp.	61,217	5,089,581
Core Molding Technologies, Inc.*	8,505	129,276
Ecovyst, Inc.*	134,953	836,709
Hawkins, Inc.	22,305	2,362,546
HB Fuller Co.	63,495	3,563,339
Ingevity Corp.*	42,370	1,677,428
Innospec, Inc.	28,632	2,712,882
Intrepid Potash, Inc.*	12,443	365,700
Koppers Holdings, Inc.	23,113	647,164
Kronos Worldwide, Inc.	24,017	179,647
LSB Industries, Inc.*	61,028	402,175
Mativ Holdings, Inc.	62,998	392,478
Minerals Technologies, Inc.	36,849	2,342,491
Northern Technologies International Corp.	8,536	88,860
Orion SA	65,768	850,380
Perimeter Solutions, Inc.*	156,064	1,571,564
PureCycle Technologies, Inc.(x)*	142,720	987,622
Quaker Chemical Corp.	16,051	1,984,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier Advanced Materials, Inc.*	76,030	$437,173
Sensient Technologies Corp.	48,359	3,599,360
Stepan Co.	24,758	1,362,680
Tronox Holdings plc	137,868	970,591
Valhi, Inc.	3,234	52,552

		44,326,998

Construction Materials (0.2%)
Knife River Corp.*	65,774	5,933,473
Smith-Midland Corp.(x)*	5,133	159,482
United States Lime & Minerals, Inc.	12,116	1,070,812

		7,163,767

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA(x)	172,603	521,261
Greif, Inc., Class A	28,910	1,589,761
Greif, Inc., Class B	5,889	349,100
Myers Industries, Inc.	41,878	499,605
O-I Glass, Inc.*	179,875	2,063,166
Pactiv Evergreen, Inc.	46,174	831,594
Ranpak Holdings Corp., Class A*	49,387	267,677
TriMas Corp.	46,646	1,092,916

		7,215,080

Metals & Mining (1.5%)
Alpha Metallurgical Resources, Inc.*	12,802	1,603,451
Caledonia Mining Corp. plc	18,310	228,692
Carpenter Technology Corp.	55,617	10,076,688
Century Aluminum Co.*	60,909	1,130,471
Coeur Mining, Inc.*	722,844	4,279,236
Commercial Metals Co.	131,532	6,051,787
Compass Minerals International, Inc.*	39,582	367,717
Constellium SE*	149,731	1,510,786
Contango ORE, Inc.(x)*	11,988	122,397
Critical Metals Corp.(x)*	6,989	9,715
Dakota Gold Corp.*	77,904	206,446
Hecla Mining Co.	689,338	3,832,719
i-80 Gold Corp.*	360,574	209,782
Ivanhoe Electric, Inc.*	96,789	562,344
Kaiser Aluminum Corp.	18,453	1,118,621
Lifezone Metals Ltd.(x)*	41,674	174,197
MAC Copper Ltd.*	61,765	589,238
Materion Corp.	23,919	1,951,790
Metallus, Inc.*	47,362	632,756
Novagold Resources, Inc.*	277,902	811,474
Olympic Steel, Inc.	11,679	368,122
Perpetua Resources Corp.(x)*	48,656	520,133
Piedmont Lithium, Inc.(x)*	20,645	130,064
Radius Recycling, Inc.	30,999	895,251
Ramaco Resources, Inc., Class A(x)	29,640	243,937
Ramaco Resources, Inc., Class B(x)	6,774	48,163
Ryerson Holding Corp.	31,587	725,238
SSR Mining, Inc.*	235,066	2,357,712
SunCoke Energy, Inc.	95,729	880,707
Tredegar Corp.*	30,697	236,367
Warrior Met Coal, Inc.	59,807	2,853,990
Worthington Steel, Inc.	37,322	945,366

		45,675,357

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	18,579	471,349
Sylvamo Corp.	40,197	2,696,013

		3,167,362

Total Materials		107,548,564

Real Estate (5.8%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	85,913	1,480,281
Alpine Income Property Trust, Inc. (REIT)	14,322	239,464
American Assets Trust, Inc. (REIT)	55,733	1,122,462
Armada Hoffler Properties, Inc. (REIT)	88,672	665,927
Broadstone Net Lease, Inc. (REIT)	219,389	3,738,388
CTO Realty Growth, Inc. (REIT)	33,548	647,812
Empire State Realty Trust, Inc. (REIT), Class A	158,220	1,237,280
Essential Properties Realty Trust, Inc. (REIT)	204,050	6,660,192
Gladstone Commercial Corp. (REIT)	49,294	738,424
Global Net Lease, Inc. (REIT)	233,495	1,877,300
NexPoint Diversified Real Estate Trust (REIT)	40,443	154,897
One Liberty Properties, Inc. (REIT)	18,736	492,195

		19,054,622

Health Care REITs (0.8%)
American Healthcare REIT, Inc. (REIT)	176,499	5,347,920
CareTrust REIT, Inc. (REIT)	217,932	6,228,496
Community Healthcare Trust, Inc. (REIT)	31,455	571,223
Diversified Healthcare Trust (REIT)	253,374	608,098
Global Medical REIT, Inc. (REIT)	71,711	627,471
LTC Properties, Inc. (REIT)	52,587	1,864,209
National Health Investors, Inc. (REIT)	50,774	3,750,168
Sabra Health Care REIT, Inc. (REIT)	275,066	4,805,403
Strawberry Fields REIT, Inc. (REIT)	9,849	117,302
Universal Health Realty Income Trust (REIT)	15,174	621,527

		24,541,817

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	265,137	3,422,918
Braemar Hotels & Resorts, Inc. (REIT)	80,243	199,805
Chatham Lodging Trust (REIT)	56,844	405,298
DiamondRock Hospitality Co. (REIT)	240,618	1,857,571
Pebblebrook Hotel Trust (REIT)	140,952	1,427,844
RLJ Lodging Trust (REIT)	179,892	1,419,348
Ryman Hospitality Properties, Inc. (REIT)	68,211	6,237,214
Service Properties Trust (REIT)	191,709	500,360
Summit Hotel Properties, Inc. (REIT)	122,580	663,158
Sunstone Hotel Investors, Inc. (REIT)	233,662	2,198,759
Xenia Hotels & Resorts, Inc. (REIT)	120,343	1,415,234

		19,747,509

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	77,515	266,652
Innovative Industrial Properties, Inc. (REIT)	32,494	1,757,600
LXP Industrial Trust (REIT)	338,043	2,924,072
Plymouth Industrial REIT, Inc. (REIT)	47,032	766,622
Terreno Realty Corp. (REIT)	114,396	7,232,115

		12,947,061

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	199,548	889,984
City Office REIT, Inc. (REIT)	45,185	234,510
COPT Defense Properties (REIT)	130,937	3,570,652
Douglas Emmett, Inc. (REIT)	129,477	2,071,632
Easterly Government Properties, Inc. (REIT), Class A	114,575	1,214,495
Franklin Street Properties Corp. (REIT)	114,683	204,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)	166,742	$491,889
JBG SMITH Properties (REIT)(x)	96,328	1,551,844
NET Lease Office Properties (REIT)*	17,199	539,705
Orion Properties, Inc. (REIT)(x)	67,166	143,735
Paramount Group, Inc. (REIT)	217,768	936,403
Peakstone Realty Trust (REIT)(x)	42,468	535,097
Piedmont Office Realty Trust, Inc. (REIT), Class A	145,725	1,073,993
Postal Realty Trust, Inc. (REIT), Class A	23,772	339,464
SL Green Realty Corp. (REIT)(x)	82,896	4,783,099

		18,580,638

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	21,210
Anywhere Real Estate, Inc.*	116,913	389,320
Compass, Inc., Class A*	426,795	3,725,920
Cushman & Wakefield plc*	188,369	1,925,131
eXp World Holdings, Inc.(x)	96,711	945,834
Forestar Group, Inc.*	22,062	466,391
FRP Holdings, Inc.*	15,026	429,293
Kennedy-Wilson Holdings, Inc.	134,212	1,164,960
Marcus & Millichap, Inc.	27,701	954,300
Maui Land & Pineapple Co., Inc.*	8,767	154,036
Newmark Group, Inc., Class A	153,132	1,863,616
Offerpad Solutions, Inc.(x)*	11,035	18,318
Opendoor Technologies, Inc.(x)*	731,380	746,008
RE/MAX Holdings, Inc., Class A*	20,819	174,255
Real Brokerage, Inc. (The)*	114,820	466,169
Redfin Corp.*	141,124	1,299,752
RMR Group, Inc. (The), Class A	18,194	302,930
St Joe Co. (The)	41,942	1,969,177
Star Holdings*	15,912	135,411
Stratus Properties, Inc.*	6,484	115,091
Tejon Ranch Co.*	24,548	389,086
Transcontinental Realty Investors, Inc.*	1,627	45,475

		17,701,683

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	161,777	1,423,638
BRT Apartments Corp. (REIT)	14,012	238,204
Centerspace (REIT)	19,459	1,259,970
Clipper Realty, Inc. (REIT)	13,165	50,554
Elme Communities (REIT)	102,238	1,778,941
Independence Realty Trust, Inc. (REIT)	262,839	5,580,072
NexPoint Residential Trust, Inc. (REIT)	26,018	1,028,491
UMH Properties, Inc. (REIT)	84,710	1,584,077
Veris Residential, Inc. (REIT)	92,664	1,567,875

		14,511,822

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	136,274	2,854,940
Alexander’s, Inc. (REIT)	2,513	525,619
CBL & Associates Properties, Inc. (REIT)	25,427	675,850
Curbline Properties Corp. (REIT)	110,470	2,672,269
FrontView REIT, Inc. (REIT)(x)	16,131	206,316
Getty Realty Corp. (REIT)	59,425	1,852,872
InvenTrust Properties Corp. (REIT)	90,966	2,671,671
Kite Realty Group Trust (REIT)	252,548	5,649,499
Macerich Co. (The) (REIT)	288,513	4,953,768
NETSTREIT Corp. (REIT)(x)	94,398	1,496,208
Phillips Edison & Co., Inc. (REIT)	142,803	5,210,881
Saul Centers, Inc. (REIT)	12,410	447,629
SITE Centers Corp. (REIT)	56,057	719,772
Tanger, Inc. (REIT)	124,765	4,215,809
Urban Edge Properties (REIT)	148,011	2,812,209
Whitestone REIT (REIT)	57,689	840,529

		37,805,841

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT)	50,842	566,888
Four Corners Property Trust, Inc. (REIT)	113,981	3,271,255
Gladstone Land Corp. (REIT)(x)	40,825	429,479
Outfront Media, Inc. (REIT)	168,004	2,711,585
PotlatchDeltic Corp. (REIT)	91,584	4,132,270
Safehold, Inc. (REIT)	61,127	1,144,297
Uniti Group, Inc. (REIT)	282,304	1,422,812

		13,678,586

Total Real Estate		178,569,579

Utilities (2.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	67,250	4,418,325
Genie Energy Ltd., Class B	16,274	244,924
Hawaiian Electric Industries, Inc.*	200,492	2,195,387
MGE Energy, Inc.	42,271	3,929,512
Otter Tail Corp.	47,935	3,852,536
Portland General Electric Co.	121,170	5,404,182
TXNM Energy, Inc.	104,333	5,579,729

		25,624,595

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	138,912	5,027,225
Chesapeake Utilities Corp.	26,058	3,346,629
New Jersey Resources Corp.	115,038	5,643,764
Northwest Natural Holding Co.	45,814	1,957,174
ONE Gas, Inc.	65,127	4,922,950
RGC Resources, Inc.	8,957	186,933
Southwest Gas Holdings, Inc.	70,551	5,065,562
Spire, Inc.	66,083	5,170,995

		31,321,232

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	85,209	421,784
Montauk Renewables, Inc.*	80,237	167,695
Ormat Technologies, Inc.	66,800	4,727,436
Sunnova Energy International, Inc.(x)*	131,558	48,940

		5,365,855

Multi-Utilities (0.5%)
Avista Corp.	91,053	3,812,389
Black Hills Corp.	82,868	5,025,944
Northwestern Energy Group, Inc.	71,701	4,149,337
Unitil Corp.	18,365	1,059,477

		14,047,147

Water Utilities (0.4%)
American States Water Co.	43,728	3,440,519
Cadiz, Inc.(x)*	49,945	146,339
California Water Service Group	68,319	3,310,739
Consolidated Water Co. Ltd.	17,046	417,456
Global Water Resources, Inc.	13,097	135,030
Middlesex Water Co.	20,291	1,300,653
Pure Cycle Corp.*	22,979	240,590
SJW Group	38,471	2,103,979
York Water Co. (The)	15,451	535,841

		11,631,146

Total Utilities		87,989,975

Total Common Stocks (90.2%) (Cost $2,298,931,614)		2,775,186,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	$—
Chinook Therapeutics, Inc., CVR *	68,139	34,070
Icosavax, Inc., CVR *	31,364	9,409
Inhibrx, Inc., CVR(r)*	38,335	18,615

Total Rights (0.0%)† (Cost $45,838)		62,094

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	1,855	4,721

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	15,000,000	$15,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	4,000,000	4,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.24% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	15,103,110	15,103,110
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	118,518,129	118,553,684
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.26% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		189,656,794

Total Short-Term Investments (6.1%) (Cost $189,609,575)		189,656,794

Total Investments in Securities (96.3%) (Cost $2,488,587,027)		2,964,910,348
Other Assets Less Liabilities (3.7%)		112,579,087

Net Assets (100%)		$3,077,489,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,603,805 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $165,170,908. This was collateralized by $103,931,133 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $71,103,110 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,997	6/2025	USD	303,760,935	(2,889,551)

					(2,889,551)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$72,433,638	$—	$—	$72,433,638
Consumer Discretionary	253,182,471	—	—	253,182,471
Consumer Staples	88,267,101	—	—	88,267,101
Energy	141,829,194	—	—	141,829,194
Financials	548,473,542	—	—	548,473,542
Health Care	464,665,165	—	12,820	464,677,985
Industrials	489,925,994	—	—	489,925,994
Information Technology	342,288,696	—	—	342,288,696
Materials	107,548,564	—	—	107,548,564
Real Estate	178,569,579	—	—	178,569,579
Utilities	87,989,975	—	—	87,989,975
Rights
Health Care	—	43,479	18,615	62,094
Short-Term Investments
Investment Companies	189,656,794	—	—	189,656,794
Warrants
Health Care	—	4,721	—	4,721

Total Assets	$2,964,830,713	$48,200	$31,435	$2,964,910,348

Liabilities:
Futures	$(2,889,551)	$—	$—	$(2,889,551)

Total Liabilities	$(2,889,551)	$—	$—	$(2,889,551)

Total	$2,961,941,162	$48,200	$31,435	$2,962,020,797

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,093,956,455
Aggregate gross unrealized depreciation	(621,496,997)

Net unrealized appreciation	$472,459,458

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,489,561,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
ANZ Group Holdings Ltd.	289,456	$5,261,409
APA Group	131,058	646,944
Aristocrat Leisure Ltd.	53,420	2,141,294
ASX Ltd.	17,898	728,497
BHP Group Ltd.	491,068	11,721,435
BlueScope Steel Ltd.	44,153	587,094
Brambles Ltd.	135,651	1,697,773
CAR Group Ltd.	37,939	746,508
Cochlear Ltd.	6,458	1,058,454
Coles Group Ltd.	127,015	1,550,005
Commonwealth Bank of Australia	161,963	15,274,506
Computershare Ltd.	50,189	1,227,140
Fortescue Ltd.	166,848	1,602,399
Glencore plc	1,013,899	3,671,100
Goodman Group (REIT)	185,010	3,286,608
GPT Group (The) (REIT)	178,767	487,023
Insurance Australia Group Ltd.	226,909	1,093,155
Lottery Corp. Ltd. (The)	211,582	629,305
Macquarie Group Ltd.	34,591	4,250,214
Medibank Pvt Ltd.	247,691	687,178
National Australia Bank Ltd.	298,150	6,337,893
Northern Star Resources Ltd.	107,185	1,226,974
Origin Energy Ltd.	164,811	1,084,402
Pro Medicus Ltd.	5,301	661,770
Qantas Airways Ltd.	79,472	449,406
QBE Insurance Group Ltd.	146,977	2,011,265
REA Group Ltd.(x)	5,323	730,240
Reece Ltd.(x)	21,243	208,131
Rio Tinto Ltd.(x)	35,865	2,588,159
Rio Tinto plc	109,268	6,473,704
Santos Ltd.	324,210	1,349,200
Scentre Group (REIT)	495,753	1,040,831
SGH Ltd.	20,538	637,167
Sonic Healthcare Ltd.	45,765	736,640
South32 Ltd.	421,977	849,025
Stockland (REIT)	229,177	701,686
Suncorp Group Ltd.	105,028	1,262,002
Telstra Group Ltd.	398,995	1,049,604
Transurban Group	304,958	2,551,505
Treasury Wine Estates Ltd.	78,855	480,407
Vicinity Ltd. (REIT)	394,424	542,203
Washington H Soul Pattinson & Co. Ltd.(x)	23,296	504,965
Wesfarmers Ltd.	110,472	4,970,737
Westpac Banking Corp.	333,527	6,579,325
WiseTech Global Ltd.	18,169	922,196
Woodside Energy Group Ltd.	179,149	2,588,082
Woolworths Group Ltd.	115,983	2,141,547

		109,027,107

Austria (0.2%)
Erste Group Bank AG	29,798	2,053,095
Mondi plc	43,702	647,787
OMV AG	14,592	749,471
Verbund AG	6,520	461,428

		3,911,781

Belgium (0.7%)
Ageas SA/NV	15,946	954,367
Anheuser-Busch InBev SA/NV	85,848	5,283,738
D’ieteren Group	2,008	345,012
Groupe Bruxelles Lambert NV	7,528	560,034
KBC Group NV	22,087	2,006,145
Lotus Bakeries NV	37	328,467
Sofina SA	1,357	346,288
Syensqo SA	7,575	514,139
UCB SA	12,357	2,174,604

		12,512,794

Brazil (0.0%)†
Yara International ASA	13,919	417,939

Chile (0.0%)†
Antofagasta plc	36,512	786,938

China (0.5%)
BOC Hong Kong Holdings Ltd.	361,000	1,456,721
Prosus NV	132,773	6,112,384
SITC International Holdings Co. Ltd.	143,000	388,674
Wharf Holdings Ltd. (The)	110,095	261,462
Wilmar International Ltd.	170,200	423,275
Yangzijiang Shipbuilding Holdings Ltd.	252,500	441,854

		9,084,370

Denmark (2.2%)
AP Moller - Maersk A/S, Class A(x)	317	542,603
AP Moller - Maersk A/S, Class B	431	748,666
Carlsberg A/S, Class B	9,538	1,212,079
Coloplast A/S, Class B(x)	12,458	1,305,809
Danske Bank A/S	67,680	2,208,049
Demant A/S*	7,470	250,312
DSV A/S	20,020	3,866,377
Genmab A/S*	5,820	1,130,318
Novo Nordisk A/S, Class B	311,702	21,223,917
Novonesis (Novozymes) B	33,571	1,951,109
Orsted A/S(m)*	16,643	727,022
Pandora A/S	8,014	1,224,230
ROCKWOOL A/S, Class B	809	332,997
Tryg A/S(x)	31,381	746,360
Vestas Wind Systems A/S*	94,802	1,304,212
Zealand Pharma A/S*	6,513	488,028

		39,262,088

Finland (0.9%)
Elisa OYJ	13,391	652,744
Fortum OYJ	40,890	668,079
Kesko OYJ, Class B	24,073	491,058
Kone OYJ, Class B	33,423	1,837,372
Metso OYJ	60,055	617,036
Neste OYJ	45,320	418,205
Nokia OYJ	513,934	2,689,669
Nordea Bank Abp	300,280	3,821,634
Orion OYJ, Class B	9,717	576,414
Sampo OYJ, Class A	239,250	2,289,504
Stora Enso OYJ, Class R	55,736	525,170
UPM-Kymmene OYJ	50,344	1,344,593
Wartsila OYJ Abp	48,757	864,360

		16,795,838

France (8.9%)
Accor SA	18,655	844,990
Aeroports de Paris SA	3,476	353,120
Air Liquide SA	55,966	10,598,779
Airbus SE	57,510	10,122,566
Alstom SA*	32,211	709,830
Amundi SA(m)	6,565	511,109
Arkema SA	5,072	386,098
AXA SA	171,484	7,305,771
BioMerieux	3,678	454,176
BNP Paribas SA	98,574	8,197,688
Bollore SE	65,112	380,190
Bouygues SA	17,167	675,867
Bureau Veritas SA	30,461	920,273
Capgemini SE	14,841	2,215,367
Carrefour SA	52,433	749,519
Cie de Saint-Gobain SA	42,987	4,262,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale des Etablissements Michelin SCA	66,102	$2,316,540
Covivio SA (REIT)	6,038	338,196
Credit Agricole SA	100,700	1,826,578
Danone SA	63,059	4,830,275
Dassault Aviation SA	1,926	635,188
Dassault Systemes SE	65,420	2,471,608
Edenred SE	22,816	738,648
Eiffage SA	6,640	770,037
Engie SA	176,142	3,434,988
EssilorLuxottica SA	28,781	8,259,486
Eurazeo SE	4,753	349,994
FDJ United(m)	11,208	352,184
Gecina SA (REIT)	4,388	412,081
Getlink SE	30,752	530,372
Hermes International SCA	3,065	7,990,499
Ipsen SA	3,511	403,942
Kering SA	7,049	1,455,208
Klepierre SA (REIT)	20,548	686,998
Legrand SA	25,922	2,725,585
L’Oreal SA	23,271	8,627,111
LVMH Moet Hennessy Louis Vuitton SE	26,634	16,464,585
Orange SA	176,546	2,289,836
Pernod Ricard SA	19,662	1,940,235
Publicis Groupe SA	21,858	2,050,105
Renault SA	18,465	929,427
Rexel SA	20,113	538,920
Safran SA	34,696	9,079,062
Sartorius Stedim Biotech	2,826	557,217
Societe Generale SA	70,542	3,157,108
Sodexo SA	9,063	582,109
Teleperformance SE	5,148	514,793
Thales SA	9,253	2,457,294
TotalEnergies SE	208,849	13,472,924
Unibail-Rodamco-Westfield (REIT)	11,685	984,266
Veolia Environnement SA	68,362	2,346,955
Vinci SA	47,791	6,009,966

		161,218,048

Germany (9.0%)
adidas AG	16,550	3,877,958
Allianz SE (Registered)	37,423	14,247,899
BASF SE	87,223	4,328,552
Bayer AG (Registered)	93,941	2,241,835
Bayerische Motoren Werke AG	27,259	2,171,730
Bayerische Motoren Werke AG (Preference)(q)	5,731	426,968
Beiersdorf AG	9,460	1,221,354
Brenntag SE	11,827	762,197
Commerzbank AG	89,094	2,020,194
Continental AG	10,026	699,902
Covestro AG*	16,693	1,072,178
CTS Eventim AG & Co. KGaA	6,451	643,138
Daimler Truck Holding AG	47,637	1,912,047
Deutsche Bank AG (Registered)	181,036	4,271,357
Deutsche Boerse AG	18,378	5,407,207
Deutsche Lufthansa AG (Registered)	62,613	453,342
Deutsche Post AG	92,912	3,966,388
Deutsche Telekom AG (Registered)	337,823	12,500,156
Dr Ing hc F Porsche AG (Preference)(q)§	10,947	543,910
E.ON SE	219,241	3,309,431
Evonik Industries AG	24,597	530,206
Fresenius Medical Care AG	20,537	1,013,512
Fresenius SE & Co. KGaA*	39,795	1,694,104
GEA Group AG	14,799	894,521
Hannover Rueck SE	5,631	1,672,593
Heidelberg Materials AG	12,890	2,195,925
Henkel AG & Co. KGaA	9,673	696,074
Henkel AG & Co. KGaA (Preference)(q)	17,051	1,354,769
Infineon Technologies AG	127,245	4,182,049
Knorr-Bremse AG	6,704	605,657
LEG Immobilien SE	7,649	541,411
Mercedes-Benz Group AG	71,323	4,179,217
Merck KGaA	12,467	1,706,640
MTU Aero Engines AG	5,187	1,796,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,965	8,164,697
Nemetschek SE	5,200	600,511
Porsche Automobil Holding SE (Preference)(q)	13,795	515,515
Puma SE	11,249	272,342
Rational AG	466	385,473
Rheinmetall AG	4,161	5,934,563
RWE AG	61,209	2,185,438
SAP SE	101,064	26,708,155
Sartorius AG (Preference)(q)	2,702	624,069
Scout24 SE(m)	7,188	749,258
Siemens AG (Registered)	73,555	16,853,471
Siemens Energy AG*	62,283	3,625,941
Siemens Healthineers AG(m)	27,839	1,493,376
Symrise AG, Class A	13,302	1,376,496
Talanx AG	6,122	640,127
Volkswagen AG (Preference)(q)	20,207	2,044,270
Vonovia SE	69,986	1,888,870
Zalando SE(m)*	20,807	714,556

		163,918,017

Hong Kong (1.7%)
AIA Group Ltd.	1,044,412	7,865,185
CK Asset Holdings Ltd.	184,652	746,301
CK Infrastructure Holdings Ltd.	68,000	407,225
CLP Holdings Ltd.	163,500	1,332,130
Futu Holdings Ltd. (ADR)	5,253	537,645
Hang Seng Bank Ltd.	75,000	1,015,877
Henderson Land Development Co. Ltd.	127,025	364,843
HKT Trust & HKT Ltd.	362,013	483,835
Hong Kong & China Gas Co. Ltd.	1,115,722	959,227
Hong Kong Exchanges & Clearing Ltd.	116,958	5,182,468
Hongkong Land Holdings Ltd.	101,800	440,564
Jardine Matheson Holdings Ltd.	15,400	614,152
Link REIT (REIT)	248,380	1,161,870
MTR Corp. Ltd.	134,000	438,260
Power Assets Holdings Ltd.	133,500	799,478
Prudential plc	259,948	2,774,279
Sino Land Co. Ltd.	405,172	405,617
Sun Hung Kai Properties Ltd.	135,000	1,282,088
Swire Pacific Ltd., Class A	45,500	401,121
Techtronic Industries Co. Ltd.	130,000	1,557,872
WH Group Ltd.(m)	796,603	730,936
Wharf Real Estate Investment Co. Ltd.	150,900	366,902

		29,867,875

Ireland (0.4%)
AerCap Holdings NV	19,451	1,987,309
AIB Group plc	192,162	1,236,319
Bank of Ireland Group plc	94,192	1,104,561
Kerry Group plc, Class A	14,356	1,502,640
Kingspan Group plc	15,465	1,239,959

		7,070,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (0.7%)
Azrieli Group Ltd.	3,713	$248,831
Bank Hapoalim BM	123,715	1,666,168
Bank Leumi Le-Israel BM	145,713	1,952,245
Check Point Software Technologies Ltd.*	8,695	1,981,764
Elbit Systems Ltd.	2,632	1,008,632
Global-e Online Ltd.*	9,898	352,864
ICL Group Ltd.	74,932	420,957
Israel Discount Bank Ltd., Class A	115,835	801,204
Mizrahi Tefahot Bank Ltd.	14,559	651,896
Nice Ltd.*	5,963	907,640
Nova Ltd.*	2,834	518,404
Teva Pharmaceutical Industries Ltd. (ADR)*	112,815	1,733,967
Wix.com Ltd.*	5,249	857,582

		13,102,154

Italy (2.7%)
Amplifon SpA	12,997	262,452
Banco BPM SpA(x)	119,665	1,209,314
BPER Banca SpA	88,754	691,942
Coca-Cola HBC AG	22,005	996,011
Davide Campari-Milano NV(x)	60,150	352,128
DiaSorin SpA	1,954	193,327
Enel SpA	777,019	6,298,909
Eni SpA	206,624	3,194,495
Ferrari NV	12,241	5,191,235
FinecoBank Banca Fineco SpA	61,848	1,216,813
Generali	92,120	3,225,351
Infrastrutture Wireless Italiane SpA(m)	36,130	382,469
Intesa Sanpaolo SpA	1,464,629	7,497,252
Leonardo SpA	38,114	1,847,564
Mediobanca Banca di Credito Finanziario SpA	47,487	886,518
Moncler SpA	22,026	1,348,026
Nexi SpA(m)*	53,438	283,828
Poste Italiane SpA(m)	47,177	838,135
Prysmian SpA	26,756	1,456,978
Recordati Industria Chimica e Farmaceutica SpA	11,567	654,137
Snam SpA	187,408	971,679
Telecom Italia SpA(x)*	1,086,535	365,150
Terna - Rete Elettrica Nazionale	137,982	1,247,908
UniCredit SpA	135,136	7,529,695
Unipol Assicurazioni SpA	33,905	539,657

		48,680,973

Japan (19.6%)
Advantest Corp.(x)	73,200	3,158,547
Aeon Co. Ltd.	63,900	1,597,607
AGC, Inc.	20,100	609,071
Aisin Corp.	53,100	574,580
Ajinomoto Co., Inc.	88,000	1,735,769
ANA Holdings, Inc.	16,700	307,245
Asahi Group Holdings Ltd.	140,800	1,794,850
Asahi Kasei Corp.	127,500	890,009
Asics Corp.	66,800	1,400,667
Astellas Pharma, Inc.(x)	178,800	1,724,343
Bandai Namco Holdings, Inc.	58,100	1,938,345
Bridgestone Corp.(x)	54,000	2,158,344
Canon, Inc.	89,100	2,759,314
Capcom Co. Ltd.	33,400	815,905
Central Japan Railway Co.	74,900	1,425,192
Chiba Bank Ltd. (The)(x)	59,800	557,772
Chubu Electric Power Co., Inc.	65,700	710,921
Chugai Pharmaceutical Co. Ltd.	65,300	2,960,029
Concordia Financial Group Ltd.	94,800	620,160
Dai Nippon Printing Co. Ltd.	39,200	553,933
Daifuku Co. Ltd.	32,000	777,012
Dai-ichi Life Holdings, Inc.	352,800	2,664,994
Daiichi Sankyo Co. Ltd.	166,800	3,904,492
Daikin Industries Ltd.	25,800	2,776,265
Daito Trust Construction Co. Ltd.	5,900	602,430
Daiwa House Industry Co. Ltd.	57,100	1,879,857
Daiwa Securities Group, Inc.(x)	123,400	817,621
Denso Corp.	183,500	2,255,977
Dentsu Group, Inc.(x)	17,181	376,862
Disco Corp.	9,000	1,793,820
East Japan Railway Co.	86,827	1,708,869
Eisai Co. Ltd.(x)	26,500	732,332
ENEOS Holdings, Inc.(x)	269,090	1,403,488
FANUC Corp.	92,400	2,501,127
Fast Retailing Co. Ltd.	18,600	5,463,804
Fuji Electric Co. Ltd.	13,400	562,480
FUJIFILM Holdings Corp.	105,700	2,004,558
Fujikura Ltd.	25,000	899,727
Fujitsu Ltd.	170,400	3,352,560
Hankyu Hanshin Holdings, Inc.	23,900	641,359
Hikari Tsushin, Inc.(x)	1,900	488,333
Hitachi Ltd.	448,700	10,344,720
Honda Motor Co. Ltd.(x)	436,200	3,904,250
Hoshizaki Corp.	11,000	423,308
Hoya Corp.	33,300	3,725,408
Hulic Co. Ltd.	48,900	468,493
Idemitsu Kosan Co. Ltd.(x)	84,085	590,316
Inpex Corp.	82,800	1,135,816
Isuzu Motors Ltd.(x)	54,500	732,711
ITOCHU Corp.(x)	113,600	5,226,706
Japan Airlines Co. Ltd.	16,538	281,881
Japan Exchange Group, Inc.	96,300	980,720
Japan Post Bank Co. Ltd.(x)	174,900	1,756,113
Japan Post Holdings Co. Ltd.	183,500	1,826,558
Japan Post Insurance Co. Ltd.(x)	15,400	311,717
Japan Tobacco, Inc.	114,600	3,143,306
JFE Holdings, Inc.(x)	54,000	658,664
Kajima Corp.(x)	38,700	786,436
Kansai Electric Power Co., Inc. (The)	91,700	1,083,661
Kao Corp.	45,200	1,950,661
Kawasaki Kisen Kaisha Ltd.(x)	33,100	446,549
KDDI Corp.	293,200	4,612,343
Keyence Corp.	18,840	7,345,578
Kikkoman Corp.	60,300	579,321
Kirin Holdings Co. Ltd.	78,300	1,084,527
Kobe Bussan Co. Ltd.	16,600	390,015
Komatsu Ltd.	87,400	2,509,130
Konami Group Corp.	9,900	1,160,357
Kubota Corp.	94,700	1,156,048
Kyocera Corp.(x)	121,900	1,361,714
Kyowa Kirin Co. Ltd.	18,800	272,367
Lasertec Corp.	7,300	617,134
LY Corp.(x)	281,400	949,882
M3, Inc.(x)*	43,600	494,748
Makita Corp.	23,800	781,485
Marubeni Corp.	138,300	2,194,045
MatsukiyoCocokara & Co.(x)	34,500	538,351
Meiji Holdings Co. Ltd.	21,744	471,151
Minebea Mitsumi, Inc.(x)	37,200	539,064
Mitsubishi Chemical Group Corp.	120,300	591,113
Mitsubishi Corp.	330,900	5,794,445
Mitsubishi Electric Corp.	181,700	3,295,046
Mitsubishi Estate Co. Ltd.	101,300	1,642,520
Mitsubishi HC Capital, Inc.(x)	87,200	585,732
Mitsubishi Heavy Industries Ltd.	313,290	5,276,155
Mitsubishi UFJ Financial Group, Inc.	1,109,600	14,877,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	241,100	$4,500,030
Mitsui Fudosan Co. Ltd.	257,800	2,286,838
Mitsui OSK Lines Ltd.(x)	32,100	1,110,306
Mizuho Financial Group, Inc.	234,043	6,321,143
MonotaRO Co. Ltd.	25,500	475,607
MS&AD Insurance Group Holdings, Inc.	122,940	2,643,386
Murata Manufacturing Co. Ltd.	163,500	2,513,163
NEC Corp.	120,000	2,516,168
Nexon Co. Ltd.	34,000	462,431
Nidec Corp.(x)	80,100	1,330,817
Nintendo Co. Ltd.	106,800	7,198,800
Nippon Building Fund, Inc. (REIT)	707	600,519
Nippon Paint Holdings Co. Ltd.	93,800	701,045
Nippon Sanso Holdings Corp.(x)	18,000	541,716
Nippon Steel Corp.(x)	93,608	1,993,983
Nippon Telegraph & Telephone Corp.	2,917,200	2,814,313
Nippon Yusen KK	41,100	1,348,444
Nissan Motor Co. Ltd.*	197,600	498,907
Nissin Foods Holdings Co. Ltd.(x)	20,400	415,236
Nitori Holdings Co. Ltd.	8,000	790,986
Nitto Denko Corp.	69,200	1,261,831
Nomura Holdings, Inc.	291,600	1,765,659
Nomura Research Institute Ltd.(x)	37,598	1,212,240
NTT Data Group Corp.(x)	59,700	1,067,308
Obayashi Corp.	63,000	833,336
Obic Co. Ltd.	32,200	925,060
Olympus Corp.(x)	109,400	1,420,471
Omron Corp.(x)	16,500	463,351
Ono Pharmaceutical Co. Ltd.(x)	38,800	414,541
Oracle Corp.	3,400	354,870
Oriental Land Co. Ltd.	106,600	2,093,053
ORIX Corp.	110,300	2,267,919
Osaka Gas Co. Ltd.	34,300	773,631
Otsuka Corp.	21,300	459,543
Otsuka Holdings Co. Ltd.	42,600	2,201,999
Pan Pacific International Holdings Corp.	36,000	981,425
Panasonic Holdings Corp.	227,300	2,684,592
Rakuten Group, Inc.*	146,900	833,762
Recruit Holdings Co. Ltd.	135,700	6,927,495
Renesas Electronics Corp.	163,800	2,170,495
Resona Holdings, Inc.	198,105	1,699,854
Ricoh Co. Ltd.(x)	49,800	523,599
SBI Holdings, Inc.	24,520	651,131
SCREEN Holdings Co. Ltd.(x)	8,500	543,753
SCSK Corp.	13,600	334,582
Secom Co. Ltd.	39,400	1,336,274
Seiko Epson Corp.	30,100	478,923
Sekisui Chemical Co. Ltd.(x)	34,200	580,185
Sekisui House Ltd.	58,100	1,293,780
Seven & i Holdings Co. Ltd.	215,500	3,107,717
SG Holdings Co. Ltd.	25,300	252,342
Shimadzu Corp.	22,800	566,998
Shimano, Inc.	6,900	965,374
Shin-Etsu Chemical Co. Ltd.	172,100	4,860,428
Shionogi & Co. Ltd.	75,000	1,123,075
Shiseido Co. Ltd.	40,100	753,930
SMC Corp.	5,500	1,946,030
SoftBank Corp.	2,732,900	3,797,162
SoftBank Group Corp.	92,900	4,632,303
Sompo Holdings, Inc.(x)	86,875	2,618,587
Sony Group Corp.	596,400	14,970,638
Subaru Corp.	54,900	968,135
Sumitomo Corp.(x)	105,100	2,362,806
Sumitomo Electric Industries Ltd.	69,100	1,136,080
Sumitomo Metal Mining Co. Ltd.(x)	23,299	504,069
Sumitomo Mitsui Financial Group, Inc.	360,791	9,128,621
Sumitomo Mitsui Trust Group, Inc.	62,236	1,543,556
Sumitomo Realty & Development Co. Ltd.(x)	29,900	1,114,946
Suntory Beverage & Food Ltd.	13,200	435,453
Suzuki Motor Corp.	154,900	1,869,251
Sysmex Corp.(x)	50,400	953,296
T&D Holdings, Inc.	45,500	962,844
Taisei Corp.	15,300	674,163
Takeda Pharmaceutical Co. Ltd.(x)	154,663	4,550,489
TDK Corp.	186,900	1,926,444
Terumo Corp.	130,900	2,441,011
TIS, Inc.(x)	20,700	570,530
Toho Co. Ltd.	11,200	552,720
Tokio Marine Holdings, Inc.	172,300	6,589,191
Tokyo Electron Ltd.	43,400	5,818,881
Tokyo Gas Co. Ltd.	33,900	1,076,510
Tokyo Metro Co. Ltd.(x)	28,100	340,220
Tokyu Corp.	54,600	613,381
TOPPAN Holdings, Inc.	23,700	640,575
Toray Industries, Inc.(x)	133,900	907,010
Toyota Industries Corp.(x)	16,100	1,363,761
Toyota Motor Corp.(x)	917,250	15,997,907
Toyota Tsusho Corp.	61,400	1,020,536
Trend Micro, Inc.	12,500	834,639
Unicharm Corp.	100,600	797,811
West Japan Railway Co.	40,500	787,507
Yakult Honsha Co. Ltd.(x)	24,000	456,590
Yamaha Motor Co. Ltd.	92,500	735,116
Yaskawa Electric Corp.	20,700	514,774
Yokogawa Electric Corp.	22,600	435,908
Zensho Holdings Co. Ltd.(x)	10,200	547,505
ZOZO, Inc.(x)	42,900	409,865

		355,593,049

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	442,749

Luxembourg (0.1%)
ArcelorMittal SA	44,222	1,265,723
CVC Capital Partners plc*§	20,576	405,485
Eurofins Scientific SE	12,032	640,362

		2,311,570

Macau (0.1%)
Galaxy Entertainment Group Ltd.	211,000	824,319
Sands China Ltd.*	225,600	452,276

		1,276,595

Netherlands (3.6%)
ABN AMRO Bank NV (CVA)(m)	43,692	914,647
Adyen NV(m)*	2,133	3,242,817
Aegon Ltd.	136,656	893,985
Akzo Nobel NV	15,944	977,177
Argenx SE*	5,862	3,426,637
ASM International NV	4,423	1,986,688
ASML Holding NV	38,174	25,014,193
ASR Nederland NV	15,496	887,724
BE Semiconductor Industries NV	7,772	800,216
Euronext NV(m)	7,261	1,049,721
EXOR NV	10,101	912,551
Heineken Holding NV	12,555	908,216
Heineken NV	27,648	2,253,544
IMCD NV	5,703	756,340
ING Groep NV	304,614	5,925,530
JDE Peet’s NV	16,537	361,563
Koninklijke Ahold Delhaize NV	88,276	3,298,850
Koninklijke KPN NV	383,519	1,624,376
Koninklijke Philips NV*	76,282	1,927,645
NN Group NV	26,970	1,495,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Randstad NV(x)	11,764	$485,920
Universal Music Group NV	77,519	2,131,575
Wolters Kluwer NV	22,787	3,537,012

		64,812,388

New Zealand (0.3%)
Auckland International Airport Ltd.	156,826	727,440
Contact Energy Ltd.	83,017	431,738
Fisher & Paykel Healthcare Corp. Ltd.	58,682	1,117,442
Infratil Ltd.	86,890	512,064
Meridian Energy Ltd.	123,596	392,961
Xero Ltd.*	13,879	1,342,037

		4,523,682

Norway (0.6%)
Aker BP ASA	31,201	739,936
DNB Bank ASA	86,251	2,258,609
Equinor ASA	81,403	2,156,030
Gjensidige Forsikring ASA	18,661	428,891
Kongsberg Gruppen ASA	8,763	1,278,547
Mowi ASA	45,702	845,344
Norsk Hydro ASA	137,654	789,233
Orkla ASA	67,226	736,753
Salmar ASA	7,336	351,435
Telenor ASA	57,319	819,956

		10,404,734

Poland (0.0%)†
InPost SA*	20,677	301,833

Portugal (0.1%)
EDP SA	312,032	1,049,989
Galp Energia SGPS SA	41,737	732,464
Jeronimo Martins SGPS SA	26,261	556,562

		2,339,015

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	333,466	659,266
CapitaLand Integrated Commercial Trust (REIT)	581,650	904,232
CapitaLand Investment Ltd.	242,800	491,877
DBS Group Holdings Ltd.	193,210	6,644,789
Genting Singapore Ltd.	600,241	333,196
Grab Holdings Ltd., Class A*	231,918	1,050,589
Keppel Ltd.	129,400	660,705
Oversea-Chinese Banking Corp. Ltd.	331,006	4,243,493
Sea Ltd. (ADR)*	36,467	4,758,579
Sembcorp Industries Ltd.	71,400	334,505
Singapore Airlines Ltd.	145,200	731,644
Singapore Exchange Ltd.	83,800	834,008
Singapore Technologies Engineering Ltd.	150,800	757,089
Singapore Telecommunications Ltd.	714,900	1,814,756
STMicroelectronics NV	64,555	1,396,067
United Overseas Bank Ltd.	123,175	3,475,453

		29,090,248

South Africa (0.2%)
Anglo American plc	121,396	3,363,645

South Korea (0.0%)†
Delivery Hero SE(m)*	18,045	428,680

Spain (2.7%)
Acciona SA	2,485	324,593
ACS Actividades de Construccion y Servicios SA	18,422	1,050,765
Aena SME SA(m)	7,180	1,681,625
Amadeus IT Group SA	42,956	3,274,607
Banco Bilbao Vizcaya Argentaria SA	558,379	7,574,360
Banco de Sabadell SA	509,943	1,423,167
Banco Santander SA	1,480,246	9,917,256
CaixaBank SA	382,756	2,969,133
Cellnex Telecom SA(m)	51,015	1,810,986
EDP Renovaveis SA	29,019	241,926
Endesa SA	30,211	800,345
Grifols SA*	36,105	320,053
Iberdrola SA	563,914	9,109,817
Industria de Diseno Textil SA	104,212	5,166,581
Redeia Corp. SA	38,534	773,336
Repsol SA	116,338	1,547,294
Telefonica SA(x)	380,093	1,789,470

		49,775,314

Sweden (2.9%)
AddTech AB, Class B	26,512	772,271
Alfa Laval AB	27,461	1,171,733
Assa Abloy AB, Class B	97,696	2,914,804
Atlas Copco AB, Class A	256,061	4,060,578
Atlas Copco AB, Class B	152,553	2,130,048
Beijer Ref AB, Class B(x)	39,915	558,313
Boliden AB	28,051	913,378
Epiroc AB, Class A	61,682	1,234,033
Epiroc AB, Class B	37,034	648,439
EQT AB(x)	35,179	1,064,630
Essity AB, Class B(x)	59,598	1,692,162
Evolution AB(m)	16,649	1,235,615
Fastighets AB Balder, Class B(x)*	62,734	392,563
H & M Hennes & Mauritz AB, Class B(x)	51,107	670,373
Hexagon AB, Class B	201,497	2,137,891
Holmen AB, Class B(x)	6,300	248,947
Industrivarden AB, Class A	11,793	431,511
Industrivarden AB, Class C(x)	14,379	525,562
Indutrade AB(x)	26,407	727,704
Investment AB Latour, Class B	16,193	438,663
Investor AB, Class B	168,659	5,006,010
L E Lundbergforetagen AB, Class B	6,766	337,903
Lifco AB, Class B(x)	21,913	773,467
Nibe Industrier AB, Class B	154,395	582,602
Saab AB, Class B	31,736	1,242,850
Sagax AB, Class B(x)	23,077	483,497
Sandvik AB	101,862	2,128,079
Securitas AB, Class B	45,540	643,109
Skandinaviska Enskilda Banken AB, Class A(x)*	153,020	2,504,207
Skanska AB, Class B(x)*	32,292	709,654
SKF AB, Class B(x)*	33,123	666,296
Svenska Cellulosa AB SCA, Class B(x)*	58,991	776,136
Svenska Handelsbanken AB, Class A(x)	141,314	1,590,728
Swedbank AB, Class A(x)	82,837	1,878,127
Swedish Orphan Biovitrum AB*	19,030	544,104
Tele2 AB, Class B	49,864	672,423
Telefonaktiebolaget LM Ericsson, Class B	269,642	2,083,785
Telia Co. AB(x)	234,555	846,814
Trelleborg AB, Class B	19,723	729,522
Volvo AB, Class B(x)*	154,997	4,521,093

		52,689,624

Switzerland (4.5%)
ABB Ltd. (Registered)	153,065	7,823,668
Avolta AG	9,041	392,829
Baloise Holding AG (Registered)	4,284	896,798
Banque Cantonale Vaudoise (Registered)(x)	2,868	312,507
Barry Callebaut AG (Registered)(x)	376	498,103
BKW AG	2,066	361,030
Chocoladefabriken Lindt & Spruengli AG	92	1,241,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	$1,439,810
Cie Financiere Richemont SA (Registered)	52,029	8,994,954
DSM-Firmenich AG	18,279	1,805,738
EMS-Chemie Holding AG (Registered)(x)	667	452,357
Galderma Group AG*	9,423	996,620
Geberit AG (Registered)	3,166	1,968,238
Givaudan SA (Registered)	894	3,837,925
Helvetia Holding AG (Registered)	3,636	750,873
Julius Baer Group Ltd.	20,678	1,418,735
Kuehne + Nagel International AG (Registered)	4,575	1,052,348
Logitech International SA (Registered)	14,574	1,217,712
Lonza Group AG (Registered)	6,900	4,228,756
Partners Group Holding AG	2,201	3,099,860
Sandoz Group AG	39,418	1,650,325
Schindler Holding AG	3,825	1,192,421
Schindler Holding AG (Registered)	2,157	650,977
SGS SA (Registered)	14,607	1,451,619
SIG Group AG(x)	29,724	547,981
Sika AG (Registered)	14,861	3,581,288
Sonova Holding AG (Registered)	4,771	1,383,250
Straumann Holding AG (Registered)	11,002	1,317,579
Swatch Group AG (The)(x)	2,647	453,883
Swiss Life Holding AG (Registered)	2,782	2,525,089
Swiss Prime Site AG (Registered)	7,853	963,983
Swisscom AG (Registered)	2,433	1,401,168
Temenos AG (Registered)	5,371	413,434
UBS Group AG (Registered)	318,318	9,667,915
VAT Group AG(m)	2,650	942,941
Zurich Insurance Group AG	14,165	9,846,812

		80,781,167

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.3%)
3i Group plc	94,922	4,433,776
Admiral Group plc	25,155	926,078
Ashtead Group plc	41,643	2,230,231
Associated British Foods plc	30,856	761,292
AstraZeneca plc	150,067	21,815,772
Auto Trader Group plc(m)	86,042	827,139
Aviva plc	260,635	1,869,221
BAE Systems plc	288,717	5,816,158
Barclays plc	1,388,437	5,161,732
Barratt Redrow plc	139,843	763,936
British American Tobacco plc	193,005	7,933,178
BT Group plc(x)	631,096	1,352,040
Bunzl plc	32,152	1,231,849
Centrica plc	490,853	946,968
CK Hutchison Holdings Ltd.	253,652	1,426,119
Coca-Cola Europacific Partners plc(x)	20,811	1,811,181
Compass Group plc	162,112	5,346,191
Croda International plc	13,298	502,104
DCC plc	9,033	600,338
Diageo plc	212,574	5,531,665
Entain plc	58,288	435,046
Halma plc	37,649	1,255,220
HSBC Holdings plc	1,739,205	19,633,195
Imperial Brands plc	75,487	2,793,671
Informa plc	127,487	1,267,058
InterContinental Hotels Group plc	14,917	1,590,081
Intertek Group plc	16,225	1,048,980
J Sainsbury plc	156,102	474,268
JD Sports Fashion plc	289,119	253,586
Kingfisher plc	174,695	571,603
Land Securities Group plc (REIT)	65,818	467,612
Legal & General Group plc	567,542	1,780,021
Lloyds Banking Group plc	5,836,101	5,433,955
London Stock Exchange Group plc	46,363	6,863,326
M&G plc	223,370	572,748
Marks & Spencer Group plc	203,806	935,912
Melrose Industries plc	120,390	738,846
National Grid plc	475,039	6,194,611
NatWest Group plc	740,554	4,321,967
Next plc	11,380	1,629,508
Pearson plc	55,917	879,771
Phoenix Group Holdings plc	60,488	446,544
Reckitt Benckiser Group plc	66,040	4,461,565
RELX plc	180,027	9,006,657
Rentokil Initial plc	235,635	1,058,030
Rolls-Royce Holdings plc*	825,457	7,986,468
Sage Group plc (The)	95,698	1,492,068
Schroders plc	78,548	352,893
Segro plc (REIT)	120,551	1,075,726
Severn Trent plc	27,358	894,448
Smith & Nephew plc	86,921	1,218,240
Smiths Group plc	33,861	844,618
Spirax Group plc	7,107	567,353
SSE plc	104,924	2,160,437
Standard Chartered plc	201,025	2,958,986
Tesco plc	649,495	2,787,948
Unilever plc	239,823	14,281,382
United Utilities Group plc	62,365	812,447
Vodafone Group plc	2,154,811	2,029,155
Whitbread plc	18,509	585,531
Wise plc, Class A*	62,529	763,294
WPP plc	105,506	792,102

		187,003,845

United States (9.9%)
Alcon AG	47,739	4,490,607
BP plc	1,545,163	8,704,400
CSL Ltd.	46,866	7,299,970
CyberArk Software Ltd.*	4,364	1,475,032
Experian plc	89,083	4,105,803
Ferrovial SE	45,887	2,043,253
GSK plc	401,538	7,583,200
Haleon plc	876,191	4,428,811
Holcim AG	50,748	5,420,692
James Hardie Industries plc (CHDI)*	42,303	1,017,143
Monday.com Ltd.*	3,794	922,549
Nestle SA (Registered)	253,572	25,606,559
Novartis AG (Registered)	190,753	21,095,596
QIAGEN NV*	21,802	864,595
Roche Holding AG (BMV Mexico Stock Exchange)	67,996	22,327,159
Roche Holding AG (OTC US Exchange)	3,038	1,052,157
Sanofi SA	110,024	12,125,316
Schneider Electric SE	52,926	12,060,987
Shell plc	592,704	21,628,917
Spotify Technology SA*	14,972	8,235,049
Stellantis NV	196,204	2,177,139
Swiss Re AG	29,289	4,965,921
Tenaris SA	39,285	767,168

		180,398,023

Total Common Stocks (90.4%) (Cost $1,085,311,823)		1,641,192,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	16,854,447	16,854,447
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		39,854,447

Total Short-Term Investments (2.2%) (Cost $39,854,447)		39,854,447

Total Investments in Securities (92.6%) (Cost $1,125,166,270)		1,681,047,318
Other Assets Less Liabilities (7.4%)		134,915,222

Net Assets (100%)		$1,815,962,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $949,395 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $18,917,044 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $84,356,713. This was collateralized by $50,298,083 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $39,854,447 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$387,190,303	21.3%
Industrials	292,547,335	16.1
Health Care	200,114,052	11.0
Consumer Discretionary	170,361,756	9.4
Consumer Staples	135,726,527	7.5
Information Technology	131,701,517	7.3
Materials	94,226,091	5.2
Communication Services	82,568,957	4.5
Energy	61,178,206	3.4
Utilities	55,355,117	3.0
Investment Companies	39,854,447	2.2
Real Estate	30,223,010	1.7
Cash and Other	134,915,222	7.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,197	6/2025	EUR	67,162,062	(1,971,996)
FTSE 100 Index	381	6/2025	GBP	42,286,108	(304,684)
SPI 200 Index	136	6/2025	AUD	16,734,608	(16,981)
TOPIX Index	235	6/2025	JPY	41,707,447	206,764

					(2,086,897)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,495,823	USD	2,836,774	HSBC Bank plc	6/20/2025	(25,703)
EUR	7,649,854	USD	8,400,305	HSBC Bank plc	6/20/2025	(91,315)
GBP	4,596,830	USD	5,959,934	HSBC Bank plc	6/20/2025	(22,414)
JPY	191,062,172	USD	1,302,534	HSBC Bank plc	6/20/2025	(17,287)

Net unrealized depreciation						(156,719)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$109,027,107	$—		$109,027,107
Austria	—	3,911,781	—		3,911,781
Belgium	—	12,512,794	—		12,512,794
Brazil	—	417,939	—		417,939
Chile	—	786,938	—		786,938
China	—	9,084,370	—		9,084,370
Denmark	—	39,262,088	—		39,262,088
Finland	—	16,795,838	—		16,795,838
France	—	161,218,048	—		161,218,048
Germany	—	163,918,017	—		163,918,017
Hong Kong	1,151,797	28,716,078	—		29,867,875
Ireland	1,987,309	5,083,479	—		7,070,788
Israel	4,926,177	8,175,977	—		13,102,154
Italy	—	48,680,973	—		48,680,973
Japan	—	355,593,049	—		355,593,049
Jordan	—	442,749	—		442,749
Luxembourg	—	2,311,570	—		2,311,570
Macau	—	1,276,595	—		1,276,595
Netherlands	—	64,812,388	—		64,812,388
New Zealand	—	4,523,682	—		4,523,682
Norway	—	10,404,734	—		10,404,734
Poland	—	301,833	—		301,833
Portugal	—	2,339,015	—		2,339,015
Singapore	5,809,168	23,281,080	—		29,090,248
South Africa	—	3,363,645	—		3,363,645
South Korea	—	428,680	—		428,680
Spain	—	49,775,314	—		49,775,314
Sweden	—	52,689,624	—		52,689,624
Switzerland	—	80,781,167	—		80,781,167
United Arab Emirates	—	—	—	(a)	— (a )
United Kingdom	1,811,181	185,192,664	—		187,003,845
United States	10,632,630	169,765,393	—		180,398,023
Futures	206,764	—	—		206,764
Short-Term Investments
Investment Companies	39,854,447	—	—		39,854,447

Total Assets	$66,379,473	$1,614,874,609	$—		$1,681,254,082

Liabilities:
Forward Currency Contracts	$—	$(156,719)	$—		$(156,719)
Futures	(2,293,661)	—	—		(2,293,661)

Total Liabilities	$(2,293,661)	$(156,719)	$—		$(2,450,380)

Total	$64,085,812	$1,614,717,890	$—		$1,678,803,702

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$652,805,248
Aggregate gross unrealized depreciation	(133,714,527)

Net unrealized appreciation	$519,090,721

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,159,712,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	48,335	$1,366,914
BT Group plc(x)	60,546	129,712
Cellnex Telecom SA(m)	4,957	175,969
Deutsche Telekom AG (Registered)	32,675	1,209,043
Elisa OYJ	1,331	64,880
HKT Trust & HKT Ltd.	35,818	47,871
Infrastrutture Wireless Italiane SpA(m)	3,051	32,298
Koninklijke KPN NV	36,381	154,090
Nippon Telegraph & Telephone Corp.	279,566	269,706
Orange SA	17,420	225,941
Singapore Telecommunications Ltd.	69,509	176,447
Swisscom AG (Registered)	242	139,368
Telecom Italia SpA*	93,222	31,329
Telefonica SA	37,131	174,812
Telenor ASA	5,761	82,412
Telia Co. AB	22,072	79,686
Telstra Group Ltd.	37,833	99,524
Verizon Communications, Inc.	28,346	1,285,774

		5,745,776

Entertainment (0.9%)
Bollore SE	6,671	38,952
Capcom Co. Ltd.	3,268	79,832
CTS Eventim AG & Co. KGaA	584	58,222
Electronic Arts, Inc.	1,597	230,799
Konami Group Corp.	915	107,245
Live Nation Entertainment, Inc.*	1,056	137,893
Netflix, Inc.*	2,880	2,685,686
Nexon Co. Ltd.	3,162	43,006
Nintendo Co. Ltd.	10,363	698,513
Sea Ltd. (ADR)*	3,427	447,189
Spotify Technology SA*	1,442	793,143
Take-Two Interactive Software, Inc.*	1,105	229,011
TKO Group Holdings, Inc., Class A	448	68,459
Toho Co. Ltd.	1,080	53,298
Universal Music Group NV	7,701	211,758
Walt Disney Co. (The)	12,173	1,201,475
Warner Bros Discovery, Inc.*	15,031	161,283

		7,245,764

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	39,276	6,073,641
Alphabet, Inc., Class C	31,832	4,973,113
Auto Trader Group plc(m)	8,311	79,895
CAR Group Ltd.	3,533	69,517
LY Corp.	26,762	90,337
Match Group, Inc.	1,691	52,759
Meta Platforms, Inc., Class A	14,745	8,498,428
REA Group Ltd.	494	67,770
Scout24 SE(m)	702	73,175

		19,978,635

Media (0.3%)
Charter Communications, Inc., Class A*	650	239,545
Comcast Corp., Class A	25,396	937,112
Dentsu Group, Inc.(x)	1,893	41,523
Fox Corp., Class A	1,467	83,032
Fox Corp., Class B	888	46,807
Informa plc	12,444	123,677
Interpublic Group of Cos., Inc. (The)	2,508	68,117
News Corp., Class A	2,546	69,302
News Corp., Class B	752	22,838
Omnicom Group, Inc.	1,323	109,690
Paramount Global, Class B(x)	4,006	47,912
Publicis Groupe SA	2,141	200,809
WPP plc	10,092	75,767

		2,066,131

Wireless Telecommunication Services (0.3%)
KDDI Corp.	28,666	450,946
SoftBank Corp.	267,720	371,977
SoftBank Group Corp.	8,973	447,424
Tele2 AB, Class B	5,114	68,963
T-Mobile US, Inc.	3,229	861,206
Vodafone Group plc	190,228	179,135

		2,379,651

Total Communication Services		37,415,957

Consumer Discretionary (6.3%)
Automobile Components (0.1%)
Aisin Corp.	4,937	53,422
Aptiv plc*	1,545	91,927
Bridgestone Corp.(x)	5,301	211,877
Cie Generale des Etablissements Michelin SCA	6,272	219,802
Continental AG	1,029	71,833
Denso Corp.	17,724	217,902
Sumitomo Electric Industries Ltd.	6,721	110,501

		977,264

Automobiles (1.2%)
Bayerische Motoren Werke AG	2,712	216,066
Bayerische Motoren Werke AG (Preference)(q)	524	39,039
Dr Ing hc F Porsche AG (Preference)(q)§	1,065	52,915
Ferrari NV	1,179	499,997
Ford Motor Co.	26,210	262,886
General Motors Co.	6,700	315,101
Honda Motor Co. Ltd.	41,977	375,719
Isuzu Motors Ltd.	5,301	71,268
Mercedes-Benz Group AG	6,756	395,872
Nissan Motor Co. Ltd.*	20,813	52,549
Porsche Automobil Holding SE (Preference)(q)	1,432	53,513
Renault SA	1,798	90,502
Stellantis NV	18,966	210,452
Subaru Corp.	5,493	96,866
Suzuki Motor Corp.	14,715	177,573
Tesla, Inc.*	18,843	4,883,352
Toyota Motor Corp.	88,690	1,546,857
Volkswagen AG (Preference)(q)	1,929	195,150
Yamaha Motor Co. Ltd.	8,606	68,394

		9,604,071

Broadline Retail (1.8%)
Amazon.com, Inc.*	63,510	12,083,413
eBay, Inc.	3,225	218,429
Global-e Online Ltd.*	937	33,404
Next plc	1,099	157,366
Pan Pacific International Holdings Corp.	3,600	98,143
Prosus NV	12,799	589,219
Rakuten Group, Inc.*	14,089	79,965
Wesfarmers Ltd.	10,617	477,717

		13,737,656

Distributors (0.0%)†
D’ieteren Group	201	34,535
Genuine Parts Co.	936	111,515
LKQ Corp.	1,750	74,445
Pool Corp.	256	81,498

		301,993

Diversified Consumer Services (0.0%)†
Pearson plc	5,610	88,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.1%)
Accor SA	1,824	$82,619
Airbnb, Inc., Class A*	2,915	348,226
Amadeus IT Group SA	4,215	321,316
Aristocrat Leisure Ltd.	5,282	211,724
Booking Holdings, Inc.	223	1,027,341
Caesars Entertainment, Inc.*	1,431	35,775
Carnival Corp.*	7,055	137,784
Chipotle Mexican Grill, Inc.*	9,126	458,216
Compass Group plc	15,880	523,697
Darden Restaurants, Inc.	789	163,923
Delivery Hero SE(m)*	1,762	41,858
Domino’s Pizza, Inc.	233	107,052
DoorDash, Inc., Class A*	2,284	417,447
Entain plc	5,682	42,409
Evolution AB(m)	1,486	110,284
Expedia Group, Inc.	830	139,523
FDJ United(m)	953	29,946
Galaxy Entertainment Group Ltd.	20,292	79,275
Genting Singapore Ltd.	56,791	31,525
Hilton Worldwide Holdings, Inc.	1,620	368,631
InterContinental Hotels Group plc	1,482	157,974
Las Vegas Sands Corp.	2,314	89,390
Lottery Corp. Ltd. (The)	20,822	61,931
Marriott International, Inc., Class A	1,541	367,066
McDonald’s Corp.	4,825	1,507,185
MGM Resorts International*	1,506	44,638
Norwegian Cruise Line Holdings Ltd.*	2,961	56,141
Oriental Land Co. Ltd.	10,138	199,056
Royal Caribbean Cruises Ltd.	1,667	342,469
Sands China Ltd.*	22,749	45,606
Sodexo SA	828	53,182
Starbucks Corp.	7,648	750,192
Whitbread plc	1,650	52,198
Wynn Resorts Ltd.	603	50,351
Yum! Brands, Inc.	1,879	295,679
Zensho Holdings Co. Ltd.	881	47,289

		8,798,918

Household Durables (0.4%)
Barratt Redrow plc	12,896	70,448
DR Horton, Inc.	1,910	242,818
Garmin Ltd.	1,034	224,513
Lennar Corp., Class A	1,572	180,434
Mohawk Industries, Inc.*	353	40,306
NVR, Inc.*	20	144,888
Panasonic Holdings Corp.	21,836	257,900
PulteGroup, Inc.	1,363	140,116
Sekisui House Ltd.	5,534	123,232
Sony Group Corp.	57,565	1,444,978

		2,869,633

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,559	185,460
Hasbro, Inc.	883	54,296
Shimano, Inc.	696	97,377

		337,133

Specialty Retail (1.0%)
AutoZone, Inc.*	113	430,844
Avolta AG	822	35,716
Best Buy Co., Inc.	1,310	96,429
CarMax, Inc.*	1,036	80,725
Fast Retailing Co. Ltd.	1,795	527,287
H & M Hennes & Mauritz AB, Class B	5,299	69,507
Home Depot, Inc. (The)	6,689	2,451,452
Industria de Diseno Textil SA	10,205	505,939
JD Sports Fashion plc	24,246	21,266
Kingfisher plc	16,962	55,500
Lowe’s Cos., Inc.	3,802	886,740
Nitori Holdings Co. Ltd.	730	72,178
O’Reilly Automotive, Inc.*	387	554,408
Ross Stores, Inc.	2,222	283,949
TJX Cos., Inc. (The)	7,569	921,904
Tractor Supply Co.	3,597	198,195
Ulta Beauty, Inc.*	312	114,361
Williams-Sonoma, Inc.	829	131,065
Zalando SE(m)*	2,099	72,084
ZOZO, Inc.	3,834	36,630

		7,546,179

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,600	374,908
Asics Corp.	6,052	126,899
Cie Financiere Richemont SA (Registered)	5,032	869,950
Deckers Outdoor Corp.*	1,022	114,270
Hermes International SCA	296	771,676
Kering SA	696	143,683
Lululemon Athletica, Inc.*	754	213,427
LVMH Moet Hennessy Louis Vuitton SE	2,576	1,592,430
Moncler SpA	2,185	133,725
NIKE, Inc., Class B	7,954	504,920
Pandora A/S	767	117,168
Puma SE	980	23,726
Ralph Lauren Corp.	269	59,379
Swatch Group AG (The)	271	46,469
Tapestry, Inc.	1,394	98,152

		5,190,782

Total Consumer Discretionary		49,451,894

Consumer Staples (4.2%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	8,407	517,431
Asahi Group Holdings Ltd.	13,561	172,869
Brown-Forman Corp., Class B	1,226	41,610
Carlsberg A/S, Class B	894	113,609
Coca-Cola Co. (The)	26,070	1,867,133
Coca-Cola Europacific Partners plc	1,938	168,664
Coca-Cola HBC AG	2,033	92,019
Constellation Brands, Inc., Class A	1,046	191,962
Davide Campari-Milano NV	5,760	33,720
Diageo plc	21,127	549,773
Heineken Holding NV	1,213	87,747
Heineken NV	2,694	219,584
Keurig Dr Pepper, Inc.	8,039	275,095
Kirin Holdings Co. Ltd.	7,282	100,862
Molson Coors Beverage Co., Class B	1,159	70,548
Monster Beverage Corp.*	4,715	275,922
PepsiCo, Inc.	9,235	1,384,696
Pernod Ricard SA	1,888	186,307
Suntory Beverage & Food Ltd.	1,335	44,040
Treasury Wine Estates Ltd.	7,591	46,247

		6,439,838

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.(x)	6,156	153,910
Carrefour SA	5,074	72,532
Coles Group Ltd.	12,538	153,005
Costco Wholesale Corp.	2,989	2,826,936
Dollar General Corp.	1,481	130,224
Dollar Tree, Inc.*	1,361	102,170
J Sainsbury plc	16,412	49,863
Jeronimo Martins SGPS SA	2,649	56,142
Kesko OYJ, Class B	2,555	52,119
Kobe Bussan Co. Ltd.	1,386	32,564
Koninklijke Ahold Delhaize NV	8,612	321,828
Kroger Co. (The)	4,483	303,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marks & Spencer Group plc	19,193	$88,138
MatsukiyoCocokara & Co.	3,084	48,124
Seven & i Holdings Co. Ltd.	20,886	301,196
Sysco Corp.	3,294	247,182
Target Corp.	3,085	321,951
Tesco plc	63,064	270,701
Walgreens Boots Alliance, Inc.	4,829	53,940
Walmart, Inc.	29,290	2,571,369
Woolworths Group Ltd.	11,428	211,010

		8,368,358

Food Products (0.8%)
Ajinomoto Co., Inc.	8,550	168,646
Archer-Daniels-Midland Co.	3,222	154,688
Associated British Foods plc	3,068	75,695
Barry Callebaut AG (Registered)(x)	33	43,717
Bunge Global SA	899	68,702
Campbell’s Co. (The)	1,325	52,894
Chocoladefabriken Lindt & Spruengli AG	9	121,465
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	130,892
Conagra Brands, Inc.	3,214	85,717
Danone SA	6,040	462,660
General Mills, Inc.	3,712	221,940
Hershey Co. (The)	995	170,175
Hormel Foods Corp.	1,959	60,611
J M Smucker Co. (The)	717	84,900
JDE Peet’s NV	1,599	34,960
Kellanova	1,810	149,307
Kerry Group plc, Class A	1,399	146,433
Kikkoman Corp.	6,305	60,574
Kraft Heinz Co. (The)	5,874	178,746
Lamb Weston Holdings, Inc.	960	51,168
Lotus Bakeries NV	4	35,510
McCormick & Co., Inc. (Non-Voting)	1,700	139,927
Meiji Holdings Co. Ltd.	2,273	49,252
Mondelez International, Inc., Class A	8,710	590,974
Mowi ASA	4,354	80,535
Nestle SA (Registered)	24,526	2,476,719
Nissin Foods Holdings Co. Ltd.	1,876	38,185
Orkla ASA	6,558	71,871
Salmar ASA	618	29,606
Tyson Foods, Inc., Class A	1,927	122,962
WH Group Ltd.(m)	78,058	71,623
Wilmar International Ltd.	18,116	45,053
Yakult Honsha Co. Ltd.	2,356	44,822

		6,320,929

Household Products (0.6%)
Church & Dwight Co., Inc.	1,656	182,309
Clorox Co. (The)	829	122,070
Colgate-Palmolive Co.	5,464	511,977
Essity AB, Class B(x)	5,709	162,095
Henkel AG & Co. KGaA	972	69,946
Henkel AG & Co. KGaA (Preference)(q)	1,583	125,776
Kimberly-Clark Corp.	2,233	317,577
Procter & Gamble Co. (The)	15,789	2,690,761
Reckitt Benckiser Group plc	6,418	433,591
Unicharm Corp.	10,428	82,699

		4,698,801

Personal Care Products (0.4%)
Beiersdorf AG	928	119,811
Estee Lauder Cos., Inc. (The), Class A	1,577	104,082
Kao Corp.	4,344	187,471
Kenvue, Inc.	12,910	309,582
L’Oreal SA	2,251	834,499
Shiseido Co. Ltd.	3,743	70,373
Unilever plc	23,396	1,393,224

		3,019,042

Tobacco (0.5%)
Altria Group, Inc.	11,412	684,948
British American Tobacco plc	18,599	764,484
Imperial Brands plc	7,419	274,567
Japan Tobacco, Inc.	11,230	308,022
Philip Morris International, Inc.	10,469	1,661,745

		3,693,766

Total Consumer Staples		32,540,734

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,667	293,015
Halliburton Co.	5,845	148,288
Schlumberger NV	9,433	394,299
Tenaris SA	3,866	75,496

		911,098

Oil, Gas & Consumable Fuels (2.1%)
Aker BP ASA	2,956	70,102
APA Corp.	2,491	52,361
BP plc	150,914	850,147
Chevron Corp.	11,253	1,882,514
ConocoPhillips	8,591	902,227
Coterra Energy, Inc.	4,959	143,315
Devon Energy Corp.	4,423	165,420
Diamondback Energy, Inc.	1,258	201,129
ENEOS Holdings, Inc.	25,542	133,219
Eni SpA	19,973	308,791
EOG Resources, Inc.	3,787	485,645
EQT Corp.	4,018	214,682
Equinor ASA	7,838	207,596
Expand Energy Corp.	1,416	157,629
Exxon Mobil Corp.	29,310	3,485,838
Galp Energia SGPS SA	3,903	68,496
Hess Corp.	1,861	297,258
Idemitsu Kosan Co. Ltd.	8,437	59,232
Inpex Corp.	8,201	112,498
Kinder Morgan, Inc.	13,016	371,346
Marathon Petroleum Corp.	2,128	310,028
Neste OYJ	3,958	36,524
Occidental Petroleum Corp.	4,549	224,539
OMV AG	1,378	70,776
ONEOK, Inc.	4,178	414,541
Phillips 66	2,781	343,398
Repsol SA	10,827	143,999
Santos Ltd.	30,383	126,439
Shell plc	57,060	2,082,230
Targa Resources Corp.	1,468	294,290
Texas Pacific Land Corp.	127	168,274
TotalEnergies SE	20,201	1,303,174
Valero Energy Corp.	2,132	281,573
Williams Cos., Inc. (The)	8,208	490,510
Woodside Energy Group Ltd.	17,764	256,628

		16,716,368

Total Energy		17,627,466

Financials (10.8%)
Banks (4.1%)
ABN AMRO Bank NV (CVA)(m)	4,286	89,723
AIB Group plc	19,604	126,127
ANZ Group Holdings Ltd.	27,876	506,699
Banco Bilbao Vizcaya Argentaria SA	53,933	731,596
Banco BPM SpA	12,048	121,755
Banco de Sabadell SA	50,893	142,034
Banco Santander SA	141,846	950,331
Bank Hapoalim BM	11,776	158,597
Bank Leumi Le-Israel BM	14,056	188,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	44,586	$1,860,574
Bank of Ireland Group plc	9,387	110,078
Banque Cantonale Vaudoise (Registered)	282	30,728
Barclays plc	137,347	510,609
BNP Paribas SA	9,524	792,042
BOC Hong Kong Holdings Ltd.	34,704	140,039
BPER Banca SpA	9,310	72,582
CaixaBank SA	36,920	286,397
Chiba Bank Ltd. (The)	5,355	49,948
Citigroup, Inc.	12,639	897,243
Citizens Financial Group, Inc.	2,943	120,575
Commerzbank AG	8,866	201,035
Commonwealth Bank of Australia	15,665	1,477,344
Concordia Financial Group Ltd.	9,809	64,168
Credit Agricole SA	9,957	180,608
Danske Bank A/S	6,453	210,528
DBS Group Holdings Ltd.	18,148	624,138
DNB Bank ASA	8,377	219,364
Erste Group Bank AG	2,880	198,433
Fifth Third Bancorp	4,510	176,792
FinecoBank Banca Fineco SpA	5,716	112,458
Hang Seng Bank Ltd.	7,084	95,953
HSBC Holdings plc	167,315	1,888,753
Huntington Bancshares, Inc.	9,789	146,933
ING Groep NV	29,445	572,781
Intesa Sanpaolo SpA	141,618	724,925
Israel Discount Bank Ltd., Class A	11,533	79,771
Japan Post Bank Co. Ltd.	13,579	136,342
JPMorgan Chase & Co.	18,827	4,618,263
KBC Group NV	2,148	195,101
KeyCorp	6,707	107,245
Lloyds Banking Group plc	567,115	528,037
M&T Bank Corp.	1,117	199,664
Mediobanca Banca di Credito Finanziario SpA(x)	4,677	87,313
Mitsubishi UFJ Financial Group, Inc.	107,336	1,439,114
Mizrahi Tefahot Bank Ltd.	1,451	64,970
Mizuho Financial Group, Inc.	22,571	609,608
National Australia Bank Ltd.	28,772	611,618
NatWest Group plc	71,588	417,797
Nordea Bank Abp	29,496	375,393
Oversea-Chinese Banking Corp. Ltd.	31,841	408,201
PNC Financial Services Group, Inc. (The)	2,666	468,603
Regions Financial Corp.	6,121	133,009
Resona Holdings, Inc.	19,606	168,231
Skandinaviska Enskilda Banken AB, Class A(x)*	14,846	242,958
Societe Generale SA	6,739	301,604
Standard Chartered plc	19,241	283,218
Sumitomo Mitsui Financial Group, Inc.	34,897	882,953
Sumitomo Mitsui Trust Group, Inc.	6,068	150,496
Svenska Handelsbanken AB, Class A(x)	13,645	153,598
Swedbank AB, Class A(x)	7,942	180,065
Truist Financial Corp.	8,861	364,630
UniCredit SpA	13,067	728,085
United Overseas Bank Ltd.	11,517	324,959
US Bancorp	10,504	443,479
Wells Fargo & Co.	22,145	1,589,790
Westpac Banking Corp.	32,116	633,537

		31,707,863

Capital Markets (2.0%)
3i Group plc	9,107	425,385
Ameriprise Financial, Inc.	648	313,703
Amundi SA(m)	577	44,922
ASX Ltd.	1,814	73,835
Bank of New York Mellon Corp. (The)	4,832	405,260
BlackRock, Inc.	980	927,550
Blackstone, Inc.	4,928	688,836
Cboe Global Markets, Inc.	705	159,534
Charles Schwab Corp. (The)	11,475	898,263
CME Group, Inc.	2,426	643,594
CVC Capital Partners plc*§	1,989	39,197
Daiwa Securities Group, Inc.	12,450	82,491
Deutsche Bank AG (Registered)	17,317	408,577
Deutsche Boerse AG	1,762	518,419
EQT AB(x)	3,483	105,407
Euronext NV(m)	731	105,681
FactSet Research Systems, Inc.	256	116,388
Franklin Resources, Inc.	2,087	40,175
Futu Holdings Ltd. (ADR)	516	52,813
Goldman Sachs Group, Inc. (The)	2,101	1,147,755
Hong Kong Exchanges & Clearing Ltd.	11,270	499,379
Intercontinental Exchange, Inc.	3,869	667,402
Invesco Ltd.	3,017	45,768
Japan Exchange Group, Inc.	9,252	94,222
Julius Baer Group Ltd.	1,927	132,213
KKR & Co., Inc.	4,545	525,447
London Stock Exchange Group plc	4,475	662,455
Macquarie Group Ltd.	3,388	416,285
MarketAxess Holdings, Inc.	254	54,953
Moody’s Corp.	1,042	485,249
Morgan Stanley	8,332	972,094
MSCI, Inc.	523	295,756
Nasdaq, Inc.	2,786	211,346
Nomura Holdings, Inc.	28,073	169,984
Northern Trust Corp.	1,320	130,218
Partners Group Holding AG	212	298,578
Raymond James Financial, Inc.	1,242	172,526
S&P Global, Inc.	2,121	1,077,680
SBI Holdings, Inc.	2,566	68,140
Schroders plc	7,511	33,745
Singapore Exchange Ltd.	8,150	81,112
State Street Corp.	1,942	173,867
T. Rowe Price Group, Inc.	1,499	137,713
UBS Group AG (Registered)	30,789	935,120

		15,539,037

Consumer Finance (0.2%)
American Express Co.	3,737	1,005,440
Capital One Financial Corp.	2,567	460,263
Discover Financial Services	1,690	288,483
Synchrony Financial	2,618	138,597

		1,892,783

Financial Services (2.3%)
Adyen NV(m)*	206	313,183
Apollo Global Management, Inc.	3,010	412,189
Berkshire Hathaway, Inc., Class B*	12,342	6,573,102
Corpay, Inc.*	469	163,550
Edenred SE	2,264	73,295
Eurazeo SE	391	28,792
EXOR NV	930	84,019
Fidelity National Information Services, Inc.	3,567	266,384
Fiserv, Inc.*	3,831	846,000
Global Payments, Inc.	1,667	163,233
Groupe Bruxelles Lambert NV	777	57,804
Industrivarden AB, Class A	1,115	40,798
Industrivarden AB, Class C	1,448	52,925
Infratil Ltd.	8,604	50,706
Investor AB, Class B	16,193	480,629
Jack Henry & Associates, Inc.	491	89,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
L E Lundbergforetagen AB, Class B	711	$35,508
M&G plc	21,363	54,777
Mastercard, Inc., Class A	5,484	3,005,890
Mitsubishi HC Capital, Inc.	8,281	55,624
Nexi SpA(m)*	4,604	24,453
ORIX Corp.	10,813	222,330
PayPal Holdings, Inc.*	6,661	434,630
Sofina SA	144	36,747
Visa, Inc., Class A	11,604	4,066,738
Washington H Soul Pattinson & Co. Ltd.	2,236	48,468
Wise plc, Class A*	6,233	76,086

		17,757,517

Insurance (2.2%)
Admiral Group plc	2,436	89,681
Aegon Ltd.	12,370	80,923
Aflac, Inc.	3,333	370,596
Ageas SA/NV	1,407	84,209
AIA Group Ltd.	100,957	760,280
Allianz SE (Registered)	3,615	1,376,324
Allstate Corp. (The)	1,784	369,413
American International Group, Inc.	3,995	347,325
Aon plc, Class A	1,456	581,075
Arch Capital Group Ltd.	2,524	242,758
Arthur J Gallagher & Co.	1,713	591,396
ASR Nederland NV	1,483	84,957
Assurant, Inc.	345	72,364
Aviva plc	25,049	179,646
AXA SA	16,581	706,404
Baloise Holding AG (Registered)	386	80,804
Brown & Brown, Inc.	1,598	198,791
Chubb Ltd.	2,509	757,693
Cincinnati Financial Corp.	1,047	154,663
Dai-ichi Life Holdings, Inc.	33,772	255,108
Erie Indemnity Co., Class A	168	70,400
Everest Group Ltd.	289	105,002
Generali	8,810	308,460
Gjensidige Forsikring ASA	1,871	43,002
Globe Life, Inc.	565	74,422
Hannover Rueck SE	564	167,527
Hartford Insurance Group, Inc. (The)	1,937	239,665
Helvetia Holding AG (Registered)	347	71,659
Insurance Australia Group Ltd.	22,127	106,599
Japan Post Holdings Co. Ltd.	17,981	178,983
Japan Post Insurance Co. Ltd.	1,810	36,637
Legal & General Group plc	55,130	172,908
Loews Corp.	1,190	109,373
Marsh & McLennan Cos., Inc.	3,307	807,007
Medibank Pvt Ltd.	25,764	71,478
MetLife, Inc.	3,898	312,970
MS&AD Insurance Group Holdings, Inc.	12,018	258,404
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,252	788,446
NN Group NV	2,517	139,565
Phoenix Group Holdings plc	6,569	48,495
Poste Italiane SpA(m)	4,277	75,984
Principal Financial Group, Inc.	1,417	119,552
Progressive Corp. (The)	3,945	1,116,475
Prudential Financial, Inc.	2,384	266,245
Prudential plc	24,786	264,527
QBE Insurance Group Ltd.	14,083	192,715
Sampo OYJ, Class A	22,651	216,759
Sompo Holdings, Inc.	8,319	250,751
Suncorp Group Ltd.	10,130	121,721
Swiss Life Holding AG (Registered)	269	244,159
Swiss Re AG	2,822	478,467
T&D Holdings, Inc.	4,602	97,385
Talanx AG	604	63,155
Tokio Marine Holdings, Inc.	16,615	635,400
Travelers Cos., Inc. (The)	1,527	403,830
Tryg A/S	3,172	75,442
Unipol Assicurazioni SpA	3,356	53,417
W.R. Berkley Corp.	2,022	143,886
Willis Towers Watson plc	672	227,102
Zurich Insurance Group AG	1,370	952,357

		17,494,741

Total Financials		84,391,941

Health Care (7.0%)
Biotechnology (0.9%)
AbbVie, Inc.	11,887	2,490,564
Amgen, Inc.	3,617	1,126,876
Argenx SE*	565	330,271
Biogen, Inc.*	986	134,924
CSL Ltd.	4,533	706,072
Genmab A/S*	588	114,197
Gilead Sciences, Inc.	8,392	940,324
Grifols SA*	2,791	24,741
Incyte Corp.*	1,082	65,515
Moderna, Inc.*	2,280	64,638
Regeneron Pharmaceuticals, Inc.	708	449,035
Swedish Orphan Biovitrum AB*	1,832	52,381
Vertex Pharmaceuticals, Inc.*	1,729	838,254
Zealand Pharma A/S*	598	44,809

		7,382,601

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	11,679	1,549,219
Alcon AG	4,675	439,758
Align Technology, Inc.*	473	75,141
Baxter International, Inc.	3,438	117,683
Becton Dickinson & Co.	1,933	442,773
BioMerieux	388	47,912
Boston Scientific Corp.*	9,924	1,001,133
Cochlear Ltd.	612	100,306
Coloplast A/S, Class B	1,180	123,684
Cooper Cos., Inc. (The)*	1,344	113,366
Demant A/S*	827	27,712
Dexcom, Inc.*	2,631	179,671
DiaSorin SpA	209	20,678
Edwards Lifesciences Corp.*	3,971	287,818
EssilorLuxottica SA	2,784	798,944
Fisher & Paykel Healthcare Corp. Ltd.	5,483	104,409
GE HealthCare Technologies, Inc.	3,079	248,506
Hologic, Inc.*	1,511	93,335
Hoya Corp.	3,297	368,849
IDEXX Laboratories, Inc.*	551	231,392
Insulet Corp.*	472	123,952
Intuitive Surgical, Inc.*	2,402	1,189,639
Koninklijke Philips NV*	7,474	188,868
Medtronic plc	8,634	775,851
Olympus Corp.	10,514	136,516
ResMed, Inc.	989	221,388
Siemens Healthineers AG(m)	2,638	141,511
Smith & Nephew plc	7,771	108,914
Solventum Corp.*	931	70,793
Sonova Holding AG (Registered)	474	137,426
STERIS plc	662	150,042
Straumann Holding AG (Registered)(x)	1,044	125,028
Stryker Corp.	2,312	860,642
Sysmex Corp.	4,727	89,409
Terumo Corp.	12,420	231,607
Zimmer Biomet Holdings, Inc.	1,340	151,661

		11,075,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.0%)
Amplifon SpA	1,165	$23,525
Cardinal Health, Inc.	1,627	224,152
Cencora, Inc.	1,162	323,141
Centene Corp.*	3,339	202,711
Cigna Group (The)	1,844	606,676
CVS Health Corp.	8,489	575,130
DaVita, Inc.*	296	45,279
Elevance Health, Inc.	1,562	679,407
Fresenius Medical Care AG	1,921	94,802
Fresenius SE & Co. KGaA*	3,952	168,240
HCA Healthcare, Inc.	1,204	416,042
Henry Schein, Inc.*	840	57,532
Humana, Inc.	812	214,855
Labcorp Holdings, Inc.	562	130,800
McKesson Corp.	844	568,004
Molina Healthcare, Inc.*	374	123,192
Quest Diagnostics, Inc.	747	126,392
Sonic Healthcare Ltd.	4,270	68,730
UnitedHealth Group, Inc.	6,197	3,245,679
Universal Health Services, Inc., Class B	395	74,220

		7,968,509

Health Care Technology (0.0%)†
M3, Inc.*	4,109	46,627
Pro Medicus Ltd.	538	67,163

		113,790

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,921	224,719
Bio-Techne Corp.	1,064	62,382
Charles River Laboratories International, Inc.*	344	51,779
Danaher Corp.	4,309	883,345
Eurofins Scientific SE	1,264	67,272
IQVIA Holdings, Inc.*	1,126	198,514
Lonza Group AG (Registered)	676	414,295
Mettler-Toledo International, Inc.*	141	166,508
QIAGEN NV*	2,018	80,027
Revvity, Inc.	819	86,650
Sartorius AG (Preference)(q)	245	56,587
Sartorius Stedim Biotech	273	53,829
Thermo Fisher Scientific, Inc.	2,576	1,281,818
Waters Corp.*	400	147,428
West Pharmaceutical Services, Inc.	488	109,253

		3,884,406

Pharmaceuticals (3.2%)
Astellas Pharma, Inc.	16,882	162,810
AstraZeneca plc	14,515	2,110,097
Bayer AG (Registered)	9,191	219,337
Bristol-Myers Squibb Co.	13,664	833,367
Chugai Pharmaceutical Co. Ltd.	6,317	286,348
Daiichi Sankyo Co. Ltd.	16,347	382,654
Eisai Co. Ltd.	2,430	67,153
Eli Lilly & Co.	5,305	4,381,453
Galderma Group AG*	779	82,391
GSK plc	38,791	732,583
Haleon plc	80,469	406,740
Hikma Pharmaceuticals plc	1,557	39,199
Ipsen SA	353	40,613
Johnson & Johnson	16,211	2,688,432
Kyowa Kirin Co. Ltd.(x)	2,169	31,424
Merck & Co., Inc.	17,033	1,528,882
Merck KGaA	1,209	165,503
Novartis AG (Registered)	18,451	2,040,517
Novo Nordisk A/S, Class B	30,149	2,052,858
Ono Pharmaceutical Co. Ltd.	3,462	36,988
Orion OYJ, Class B	1,014	60,151
Otsuka Holdings Co. Ltd.	4,111	212,498
Pfizer, Inc.	38,158	966,924
Recordati Industria Chimica e Farmaceutica SpA	1,076	60,850
Roche Holding AG (BMV Mexico Stock Exchange)	6,577	2,159,623
Roche Holding AG (OTC US Exchange)	299	103,553
Sandoz Group AG	3,910	163,701
Sanofi SA	10,642	1,172,813
Shionogi & Co. Ltd.	7,115	106,542
Takeda Pharmaceutical Co. Ltd.	14,913	438,770
Teva Pharmaceutical Industries Ltd. (ADR)*	10,481	161,093
UCB SA	1,183	208,186
Viatris, Inc.	8,037	70,002
Zoetis, Inc.	3,015	496,420

		24,670,475

Total Health Care		55,095,317

Industrials (7.1%)
Aerospace & Defense (1.5%)
Airbus SE	5,563	979,166
Axon Enterprise, Inc.*	488	256,664
BAE Systems plc	28,160	567,279
Boeing Co. (The)*	5,051	861,448
Dassault Aviation SA	184	60,683
Elbit Systems Ltd.	250	95,805
GE Aerospace	7,227	1,446,484
General Dynamics Corp.	1,709	465,839
Howmet Aerospace, Inc.	2,727	353,774
Huntington Ingalls Industries, Inc.	263	53,662
Kongsberg Gruppen ASA	823	120,078
L3Harris Technologies, Inc.	1,268	265,405
Leonardo SpA	3,786	183,525
Lockheed Martin Corp.	1,411	630,308
Melrose Industries plc	12,028	73,817
MTU Aero Engines AG	504	174,555
Northrop Grumman Corp.	916	469,001
Rheinmetall AG	408	581,904
Rolls-Royce Holdings plc*	79,570	769,856
RTX Corp.	8,970	1,188,166
Saab AB, Class B	2,997	117,369
Safran SA	3,371	882,105
Singapore Technologies Engineering Ltd.	15,034	75,478
Textron, Inc.	1,229	88,795
Thales SA	867	230,247
TransDigm Group, Inc.	378	522,884

		11,514,297

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	799	81,818
Deutsche Post AG	8,982	383,439
DSV A/S	1,912	369,256
Expeditors International of Washington, Inc.	943	113,396
FedEx Corp.	1,492	363,720
InPost SA*	2,105	30,728
SG Holdings Co. Ltd.	2,991	29,832
United Parcel Service, Inc., Class B	4,925	541,701

		1,913,890

Building Products (0.4%)
A.O. Smith Corp.	795	51,961
AGC, Inc.	1,870	56,665
Allegion plc	585	76,319
Assa Abloy AB, Class B	9,377	279,767
Builders FirstSource, Inc.*	775	96,828
Carrier Global Corp.	5,438	344,769
Cie de Saint-Gobain SA	4,202	416,650
Daikin Industries Ltd.	2,503	269,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Geberit AG (Registered)	313	$194,586
Johnson Controls International plc	4,425	354,487
Kingspan Group plc	1,446	115,938
Lennox International, Inc.	216	121,139
Masco Corp.	1,427	99,234
Nibe Industrier AB, Class B	14,178	53,500
ROCKWOOL A/S, Class B	88	36,222
Trane Technologies plc	1,510	508,749

		3,076,155

Commercial Services & Supplies (0.3%)
Brambles Ltd.	12,936	161,904
Cintas Corp.	2,310	474,774
Copart, Inc.*	5,904	334,107
Dai Nippon Printing Co. Ltd.	3,658	51,691
Rentokil Initial plc	23,617	106,043
Republic Services, Inc.	1,367	331,033
Rollins, Inc.	1,891	102,171
Secom Co. Ltd.	3,926	133,153
Securitas AB, Class B	4,601	64,975
TOPPAN Holdings, Inc.	2,263	61,165
Veralto Corp.	1,665	162,254
Waste Management, Inc.	2,459	569,283

		2,552,553

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,668	95,140
Bouygues SA	1,773	69,803
Eiffage SA	642	74,452
Ferrovial SE	4,436	197,526
Kajima Corp.	3,751	76,226
Obayashi Corp.	6,058	80,133
Quanta Services, Inc.	994	252,655
Skanska AB, Class B*	3,184	69,972
Taisei Corp.	1,558	68,650
Vinci SA	4,627	581,869

		1,566,426

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	14,805	756,734
AMETEK, Inc.	1,557	268,022
Eaton Corp. plc	2,661	723,340
Emerson Electric Co.	3,797	416,303
Fuji Electric Co. Ltd.	1,256	52,722
Fujikura Ltd.	2,400	86,374
GE Vernova, Inc.	1,858	567,210
Generac Holdings, Inc.*	401	50,787
Hubbell, Inc., Class B	361	119,459
Legrand SA	2,453	257,922
Mitsubishi Electric Corp.	17,801	322,813
Nidec Corp.	7,804	129,659
Prysmian SpA	2,629	143,160
Rockwell Automation, Inc.	761	196,627
Schneider Electric SE	5,119	1,166,538
Siemens Energy AG*	5,983	348,313
Vestas Wind Systems A/S*	9,447	129,964

		5,735,947

Ground Transportation (0.5%)
Central Japan Railway Co.	7,236	137,686
CSX Corp.	12,985	382,149
East Japan Railway Co.	8,466	166,622
Grab Holdings Ltd., Class A*	21,566	97,694
Hankyu Hanshin Holdings, Inc.	2,123	56,971
JB Hunt Transport Services, Inc.	535	79,153
MTR Corp. Ltd.	14,557	47,610
Norfolk Southern Corp.	1,525	361,196
Old Dominion Freight Line, Inc.	1,265	209,294
Tokyo Metro Co. Ltd.(x)	2,700	32,690
Tokyu Corp.	5,002	56,193
Uber Technologies, Inc.*	14,066	1,024,849
Union Pacific Corp.	4,069	961,261
West Japan Railway Co.	4,139	80,481

		3,693,849

Industrial Conglomerates (0.6%)
3M Co.	3,656	536,920
CK Hutchison Holdings Ltd.	24,919	140,103
DCC plc	926	61,542
Hikari Tsushin, Inc.	186	47,805
Hitachi Ltd.	43,425	1,001,158
Honeywell International, Inc.	4,378	927,042
Investment AB Latour, Class B(x)	1,385	37,519
Jardine Matheson Holdings Ltd.	1,478	62,295
Keppel Ltd.	13,265	67,730
Lifco AB, Class B	2,181	76,983
Sekisui Chemical Co. Ltd.	3,533	59,935
Siemens AG (Registered)	7,115	1,630,242
Smiths Group plc	3,207	79,994
Swire Pacific Ltd., Class A	3,581	31,570

		4,760,838

Machinery (1.3%)
Alfa Laval AB	2,707	115,505
Alstom SA*	3,238	71,355
Atlas Copco AB, Class A	25,130	398,508
Atlas Copco AB, Class B	14,603	203,897
Caterpillar, Inc.	3,218	1,061,296
Cummins, Inc.	926	290,245
Daifuku Co. Ltd.	3,054	74,156
Daimler Truck Holding AG	4,445	178,413
Deere & Co.	1,705	800,242
Dover Corp.	924	162,328
Epiroc AB, Class A	6,165	123,339
Epiroc AB, Class B	3,648	63,874
FANUC Corp.	8,879	240,341
Fortive Corp.	2,297	168,094
GEA Group AG	1,451	87,705
Hoshizaki Corp.	1,049	40,368
IDEX Corp.	510	92,295
Illinois Tool Works, Inc.	1,798	445,922
Indutrade AB	2,556	70,436
Ingersoll Rand, Inc.	2,713	217,121
Knorr-Bremse AG	679	61,343
Komatsu Ltd.	8,426	241,898
Kone OYJ, Class B	3,180	174,815
Kubota Corp.	9,109	111,198
Makita Corp.	2,183	71,680
Metso OYJ	5,816	59,757
Minebea Mitsumi, Inc.	3,400	49,269
Mitsubishi Heavy Industries Ltd.	29,991	505,082
Nordson Corp.	365	73,628
Otis Worldwide Corp.	2,670	275,544
PACCAR, Inc.	3,531	343,813
Parker-Hannifin Corp.	867	527,006
Pentair plc	1,113	97,365
Rational AG	48	39,705
Sandvik AB	9,975	208,396
Schindler Holding AG	381	118,775
Schindler Holding AG (Registered)	220	66,395
SKF AB, Class B(x)*	3,191	64,190
SMC Corp.	522	184,696
Snap-on, Inc.	353	118,965
Spirax Group plc	689	55,003
Stanley Black & Decker, Inc.	1,038	79,801
Techtronic Industries Co. Ltd.	13,032	156,171
Toyota Industries Corp.	1,536	130,108
Trelleborg AB, Class B	1,993	73,718
VAT Group AG(m)	253	90,024
Volvo AB, Class B*	14,861	433,479
Wartsila OYJ Abp	4,705	83,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	1,150	$208,553
Xylem, Inc.	1,636	195,437
Yangzijiang Shipbuilding Holdings Ltd.	24,000	41,998
Yaskawa Electric Corp.	2,145	53,343

		9,900,005

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	27	46,215
AP Moller - Maersk A/S, Class B	43	74,693
Kawasaki Kisen Kaisha Ltd.	3,477	46,908
Kuehne + Nagel International AG (Registered)	452	103,970
Mitsui OSK Lines Ltd.	3,247	112,310
Nippon Yusen KK	4,082	133,926
SITC International Holdings Co. Ltd.	12,260	33,323

		551,345

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,543	28,388
Delta Air Lines, Inc.	4,320	188,352
Deutsche Lufthansa AG (Registered)	5,613	40,640
Japan Airlines Co. Ltd.	1,312	22,362
Qantas Airways Ltd.	6,937	39,228
Singapore Airlines Ltd.	13,560	68,327
Southwest Airlines Co.	3,991	134,018
United Airlines Holdings, Inc.*	2,214	152,877

		674,192

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,740	837,152
Broadridge Financial Solutions, Inc.	788	191,059
Bureau Veritas SA	2,972	89,789
Computershare Ltd.	4,932	120,589
Dayforce, Inc.*	1,071	62,472
Equifax, Inc.	835	203,373
Experian plc	8,605	396,601
Intertek Group plc	1,510	97,625
Jacobs Solutions, Inc.	825	99,734
Leidos Holdings, Inc.	883	119,152
Paychex, Inc.	2,158	332,936
Paycom Software, Inc.	317	69,258
Randstad NV(x)	1,015	41,925
Recruit Holdings Co. Ltd.	13,125	670,032
RELX plc	17,408	870,913
SGS SA (Registered)	1,418	140,919
Teleperformance SE	504	50,399
Verisk Analytics, Inc.	951	283,037
Wolters Kluwer NV	2,232	346,452

		5,023,417

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,432	70,842
AerCap Holdings NV	1,818	185,745
Ashtead Group plc	4,081	218,562
Beijer Ref AB, Class B	3,601	50,369
Brenntag SE	1,148	73,984
Bunzl plc	3,094	118,541
Fastenal Co.	3,861	299,421
IMCD NV	553	73,340
ITOCHU Corp.	11,127	511,950
Marubeni Corp.	13,178	209,061
Mitsubishi Corp.	31,951	559,499
Mitsui & Co. Ltd.	23,636	441,156
MonotaRO Co. Ltd.	2,307	43,029
Reece Ltd.	2,115	20,722
Rexel SA	2,092	56,054
SGH Ltd.	1,904	59,069
Sumitomo Corp.	10,169	228,614
Toyota Tsusho Corp.	6,005	99,810
United Rentals, Inc.	440	275,748
W.W. Grainger, Inc.	298	294,373

		3,889,889

Transportation Infrastructure (0.1%)
Aena SME SA(m)	702	164,415
Aeroports de Paris SA	324	32,915
Auckland International Airport Ltd.	15,734	72,983
Getlink SE	2,830	48,808
Transurban Group	29,040	242,970

		562,091

Total Industrials		55,414,894

Information Technology (13.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,956	538,951
Cisco Systems, Inc.	26,818	1,654,939
F5, Inc.*	388	103,313
Juniper Networks, Inc.	2,229	80,667
Motorola Solutions, Inc.	1,125	492,536
Nokia OYJ	47,199	247,016
Telefonaktiebolaget LM Ericsson, Class B	25,988	200,834

		3,318,256

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,155	534,886
CDW Corp.	897	143,753
Corning, Inc.	5,191	237,644
Halma plc	3,552	118,424
Hexagon AB, Class B	19,423	206,079
Jabil, Inc.	738	100,420
Keyence Corp.	1,773	691,280
Keysight Technologies, Inc.*	1,164	174,332
Kyocera Corp.	11,994	133,982
Murata Manufacturing Co. Ltd.	15,596	239,726
Omron Corp.	1,620	45,493
Shimadzu Corp.	2,190	54,462
TDK Corp.	18,205	187,645
TE Connectivity plc	2,009	283,912
Teledyne Technologies, Inc.*	314	156,281
Trimble, Inc.*	1,655	108,651
Yokogawa Electric Corp.	2,119	40,871
Zebra Technologies Corp., Class A*	346	97,766

		3,555,607

IT Services (0.6%)
Accenture plc, Class A	4,212	1,314,312
Akamai Technologies, Inc.*	1,012	81,466
Capgemini SE	1,443	215,402
Cognizant Technology Solutions Corp., Class A	3,330	254,745
EPAM Systems, Inc.*	382	64,497
Fujitsu Ltd.	16,434	323,333
Gartner, Inc.*	517	217,006
GoDaddy, Inc., Class A*	951	171,313
International Business Machines Corp.	6,226	1,548,157
NEC Corp.	11,685	245,012
Nomura Research Institute Ltd.	3,539	114,105
NTT Data Group Corp.	5,948	106,337
Obic Co. Ltd.	3,025	86,904
Otsuka Corp.	2,116	45,652
SCSK Corp.	1,414	34,787
TIS, Inc.	1,949	53,718
VeriSign, Inc.*	548	139,121
Wix.com Ltd.*	495	80,873

		5,096,740

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	10,911	1,120,996
Advantest Corp.	7,178	309,727
Analog Devices, Inc.	3,340	673,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	5,472	$794,097
ASM International NV	438	196,737
ASML Holding NV	3,687	2,415,972
BE Semiconductor Industries NV	759	78,148
Broadcom, Inc.	31,562	5,284,426
Disco Corp.	839	167,224
Enphase Energy, Inc.*	892	55,349
First Solar, Inc.*	721	91,156
Infineon Technologies AG	12,218	401,558
Intel Corp.	29,156	662,133
KLA Corp.	895	608,421
Lam Research Corp.	8,643	628,346
Lasertec Corp.	734	62,051
Microchip Technology, Inc.	3,621	175,293
Micron Technology, Inc.	7,502	651,849
Monolithic Power Systems, Inc.	322	186,753
Nova Ltd.*	274	50,121
NVIDIA Corp.	164,902	17,872,079
NXP Semiconductors NV	1,711	325,193
ON Semiconductor Corp.*	2,838	115,478
QUALCOMM, Inc.	7,447	1,143,934
Renesas Electronics Corp.	15,730	208,436
SCREEN Holdings Co. Ltd.	754	48,234
Skyworks Solutions, Inc.	1,082	69,930
STMicroelectronics NV	6,334	136,979
Teradyne, Inc.	1,097	90,612
Texas Instruments, Inc.	6,130	1,101,561
Tokyo Electron Ltd.	4,196	562,581

		36,288,952

Software (4.5%)
Adobe, Inc.*	2,931	1,124,126
ANSYS, Inc.*	589	186,454
Autodesk, Inc.*	1,448	379,086
Cadence Design Systems, Inc.*	1,847	469,748
Check Point Software Technologies Ltd.*	823	187,578
Crowdstrike Holdings, Inc., Class A*	1,659	584,930
CyberArk Software Ltd.*	438	148,044
Dassault Systemes SE	6,261	236,544
Fair Isaac Corp.*	164	302,442
Fortinet, Inc.*	4,283	412,282
Gen Digital, Inc.	3,652	96,924
Intuit, Inc.	1,885	1,157,371
Microsoft Corp.	50,056	18,790,522
Monday.com Ltd.*	350	85,106
Nemetschek SE	540	62,361
Nice Ltd.*	588	89,501
Oracle Corp.	380	39,662
Oracle Corp. (Moscow Stock Exchange)	10,923	1,527,145
Palantir Technologies, Inc., Class A*	13,802	1,164,889
Palo Alto Networks, Inc.*	4,458	760,713
PTC, Inc.*	810	125,509
Roper Technologies, Inc.	722	425,677
Sage Group plc (The)	9,378	146,216
Salesforce, Inc.	6,444	1,729,312
SAP SE	9,775	2,583,237
ServiceNow, Inc.*	1,387	1,104,246
Synopsys, Inc.*	1,041	446,433
Temenos AG (Registered)	527	40,566
Trend Micro, Inc.	1,236	82,529
Tyler Technologies, Inc.*	288	167,440
WiseTech Global Ltd.	1,721	87,352
Workday, Inc., Class A*	1,441	336,517
Xero Ltd.*	1,360	131,506

		35,211,968

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	101,150	22,468,450
Canon, Inc.	8,711	269,769
Dell Technologies, Inc., Class C	2,101	191,506
FUJIFILM Holdings Corp.	10,497	199,071
Hewlett Packard Enterprise Co.	8,915	137,558
HP, Inc.	6,315	174,862
Logitech International SA (Registered)	1,423	118,897
NetApp, Inc.	1,369	120,253
Ricoh Co. Ltd.	4,911	51,634
Seagate Technology Holdings plc	1,426	121,139
Seiko Epson Corp.	2,727	43,390
Super Micro Computer, Inc.(x)*	3,391	116,108
Western Digital Corp.*	2,342	94,687

		24,107,324

Total Information Technology		107,578,847

Materials (2.0%)
Chemicals (1.1%)
Air Liquide SA	5,413	1,025,108
Air Products and Chemicals, Inc.	1,498	441,790
Akzo Nobel NV	1,598	97,938
Albemarle Corp.(x)	792	57,040
Arkema SA	534	40,650
Asahi Kasei Corp.	11,745	81,986
BASF SE	8,350	414,379
CF Industries Holdings, Inc.	1,172	91,592
Corteva, Inc.	4,616	290,485
Covestro AG*	1,680	107,905
Croda International plc	1,241	46,857
Dow, Inc.	4,739	165,486
DSM-Firmenich AG	1,740	171,890
DuPont de Nemours, Inc.	2,815	210,224
Eastman Chemical Co.	775	68,285
Ecolab, Inc.	1,697	430,223
EMS-Chemie Holding AG (Registered)(x)	66	44,761
Evonik Industries AG	2,398	51,691
Givaudan SA (Registered)	86	369,196
ICL Group Ltd.	7,243	40,690
International Flavors & Fragrances, Inc.	1,730	134,265
Linde plc	3,206	1,492,842
LyondellBasell Industries NV, Class A	1,745	122,848
Mitsubishi Chemical Group Corp.	12,662	62,217
Mosaic Co. (The)	2,139	57,774
Nippon Paint Holdings Co. Ltd.	8,870	66,293
Nippon Sanso Holdings Corp.	1,632	49,116
Nitto Denko Corp.	6,640	121,077
Novonesis (Novozymes) B	3,296	191,560
PPG Industries, Inc.	1,562	170,805
Sherwin-Williams Co. (The)	1,560	544,736
Shin-Etsu Chemical Co. Ltd.	16,709	471,894
Sika AG (Registered)	1,426	343,646
Syensqo SA	689	46,765
Symrise AG, Class A	1,242	128,523
Toray Industries, Inc.	12,956	87,761
Yara International ASA	1,549	46,511

		8,386,809

Construction Materials (0.2%)
Heidelberg Materials AG	1,277	217,548
Holcim AG	4,876	520,834
James Hardie Industries plc (CHDI)*	4,021	96,682
Martin Marietta Materials, Inc.	412	196,990
Vulcan Materials Co.	889	207,404

		1,239,458

Containers & Packaging (0.1%)
Amcor plc	9,732	94,400
Avery Dennison Corp.	541	96,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	2,009	$104,609
International Paper Co.	3,550	189,393
Packaging Corp. of America	600	118,812
SIG Group AG	2,861	52,744
Smurfit WestRock plc	3,329	150,005

		806,245

Metals & Mining (0.6%)
Anglo American plc	11,889	329,421
Antofagasta plc	3,689	79,508
ArcelorMittal SA	4,388	125,593
BHP Group Ltd.	47,497	1,133,719
BlueScope Steel Ltd.	4,103	54,557
Boliden AB	2,559	83,324
Fortescue Ltd.	15,842	152,146
Freeport-McMoRan, Inc.	9,676	366,333
Glencore plc	97,034	351,338
JFE Holdings, Inc.	5,381	65,635
Newmont Corp.	7,666	370,115
Nippon Steel Corp.	9,092	193,673
Norsk Hydro ASA	13,157	75,435
Northern Star Resources Ltd.	10,706	122,554
Nucor Corp.	1,581	190,258
Rio Tinto Ltd.	3,473	250,625
Rio Tinto plc	10,553	625,224
South32 Ltd.	42,261	85,030
Steel Dynamics, Inc.	953	119,201
Sumitomo Metal Mining Co. Ltd.	2,341	50,647

		4,824,336

Paper & Forest Products (0.0%)†
Holmen AB, Class B	713	28,174
Mondi plc	4,129	61,203
Stora Enso OYJ, Class R	5,448	51,334
Svenska Cellulosa AB SCA, Class B*	5,676	74,678
UPM-Kymmene OYJ	4,993	133,354

		348,743

Total Materials		15,605,591

Real Estate (1.3%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	522	29,238
GPT Group (The) (REIT)	17,921	48,823
Land Securities Group plc (REIT)	6,621	47,040
Stockland (REIT)	22,333	68,378

		193,479

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,037	95,933
Healthpeak Properties, Inc. (REIT)	4,710	95,236
Ventas, Inc. (REIT)	2,943	202,361
Welltower, Inc. (REIT)	4,102	628,467

		1,021,997

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,707	66,886

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	35,319	69,826
Goodman Group (REIT)	19,003	337,579
Prologis, Inc. (REIT)	6,241	697,681
Segro plc (REIT)	12,023	107,286

		1,212,372

Office REITs (0.0%)†
BXP, Inc. (REIT)	980	65,846
Gecina SA (REIT)	418	39,255
Nippon Building Fund, Inc. (REIT)	72	61,156

		166,257

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	397	26,605
CapitaLand Investment Ltd.	21,867	44,299
CBRE Group, Inc., Class A*	1,990	260,252
CK Asset Holdings Ltd.	17,896	72,330
CoStar Group, Inc.*	2,838	224,855
Daito Trust Construction Co. Ltd.	568	57,997
Daiwa House Industry Co. Ltd.	5,205	171,360
Fastighets AB Balder, Class B*	6,717	42,032
Henderson Land Development Co. Ltd.	13,204	37,925
Hongkong Land Holdings Ltd.	10,354	44,810
Hulic Co. Ltd.	4,327	41,455
LEG Immobilien SE	697	49,335
Mitsubishi Estate Co. Ltd.	9,952	161,366
Mitsui Fudosan Co. Ltd.	24,719	219,272
Sagax AB, Class B	2,056	43,076
Sino Land Co. Ltd.	38,859	38,902
Sumitomo Realty & Development Co. Ltd.	2,858	106,572
Sun Hung Kai Properties Ltd.	13,696	130,070
Swiss Prime Site AG (Registered)	723	88,751
Vonovia SE	6,928	186,982
Wharf Holdings Ltd. (The)	9,900	23,511
Wharf Real Estate Investment Co. Ltd.	15,963	38,813

		2,110,570

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	957	205,391
Camden Property Trust (REIT)	718	87,811
Equity Residential (REIT)	2,301	164,706
Essex Property Trust, Inc. (REIT)	433	132,745
Invitation Homes, Inc. (REIT)	3,836	133,685
Mid-America Apartment Communities, Inc. (REIT)	787	131,885
UDR, Inc. (REIT)	2,027	91,560

		947,783

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	54,488	84,707
Federal Realty Investment Trust (REIT)	519	50,769
Kimco Realty Corp. (REIT)	4,575	97,173
Klepierre SA (REIT)	2,013	67,302
Link REIT (REIT)	24,360	113,951
Realty Income Corp. (REIT)	5,893	341,853
Regency Centers Corp. (REIT)	1,099	81,062
Scentre Group (REIT)	48,663	102,168
Simon Property Group, Inc. (REIT)	2,065	342,955
Unibail-Rodamco-Westfield (REIT)	1,134	95,521
Vicinity Ltd. (REIT)	36,200	49,763

		1,427,224

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,146	684,570
Crown Castle, Inc. (REIT)	2,926	304,977
Digital Realty Trust, Inc. (REIT)	2,131	305,351
Equinix, Inc. (REIT)	655	534,054
Extra Space Storage, Inc. (REIT)	1,427	211,895
Iron Mountain, Inc. (REIT)	1,978	170,187
Public Storage (REIT)	1,061	317,547
SBA Communications Corp. (REIT)	724	159,287
VICI Properties, Inc. (REIT), Class A	7,098	231,537
Weyerhaeuser Co. (REIT)	4,886	143,062

		3,062,467

Total Real Estate		10,209,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	231	$30,173
Alliant Energy Corp.	1,728	111,197
American Electric Power Co., Inc.	3,590	392,279
BKW AG	198	34,600
Chubu Electric Power Co., Inc.	6,015	65,087
CK Infrastructure Holdings Ltd.	5,785	34,644
CLP Holdings Ltd.	15,457	125,937
Constellation Energy Corp.	2,106	424,633
Contact Energy Ltd.	7,465	38,822
Duke Energy Corp.	5,225	637,293
Edison International	2,607	153,604
EDP SA	29,357	98,786
Endesa SA	2,971	78,707
Enel SpA	76,092	616,840
Entergy Corp.	2,887	246,810
Evergy, Inc.	1,549	106,804
Eversource Energy	2,470	153,412
Exelon Corp.	6,769	311,916
FirstEnergy Corp.	3,454	139,611
Fortum OYJ	4,197	68,572
Iberdrola SA	54,543	881,122
Kansai Electric Power Co., Inc. (The)	8,913	105,329
NextEra Energy, Inc.	13,847	981,614
NRG Energy, Inc.	1,364	130,207
Origin Energy Ltd.	16,116	106,038
PG&E Corp.	14,770	253,749
Pinnacle West Capital Corp.	766	72,962
Power Assets Holdings Ltd.	13,127	78,612
PPL Corp.	4,971	179,503
Redeia Corp. SA	3,796	76,182
Southern Co. (The)	7,378	678,407
SSE plc	10,324	212,576
Terna - Rete Elettrica Nazionale	13,162	119,037
Verbund AG	637	45,081
Xcel Energy, Inc.	3,867	273,745

		8,063,891

Gas Utilities (0.1%)
APA Group	12,114	59,799
Atmos Energy Corp.	1,069	165,246
Hong Kong & China Gas Co. Ltd.	105,086	90,346
Osaka Gas Co. Ltd.	3,375	76,123
Snam SpA	18,865	97,812
Tokyo Gas Co. Ltd.	3,229	102,538

		591,864

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,788	59,467
EDP Renovaveis SA	2,919	24,335
Meridian Energy Ltd.	12,192	38,763
Orsted A/S(m)*	1,573	68,714
RWE AG	5,915	211,192
Vistra Corp.	2,291	269,055

		671,526

Multi-Utilities (0.5%)
Ameren Corp.	1,817	182,427
CenterPoint Energy, Inc.	4,388	158,977
Centrica plc	47,503	91,644
CMS Energy Corp.	2,012	151,121
Consolidated Edison, Inc.	2,333	258,007
Dominion Energy, Inc.	5,656	317,132
DTE Energy Co.	1,395	192,887
E.ON SE	21,004	317,054
Engie SA	17,087	333,218
National Grid plc	45,770	596,851
NiSource, Inc.	3,164	126,845
Public Service Enterprise Group, Inc.	3,355	276,117
Sembcorp Industries Ltd.	8,500	39,822
Sempra	4,265	304,350
Veolia Environnement SA	6,582	225,968
WEC Energy Group, Inc.	2,139	233,108

		3,805,528

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,312	193,546
Severn Trent plc	2,528	82,651
United Utilities Group plc	6,379	83,101

		359,298

Total Utilities		13,492,107

Total Common Stocks (61.1%) (Cost $375,188,409)		478,823,783

EXCHANGE TRADED FUNDS (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust(x)	63,172	33,700,998

Total Exchange Traded Funds (4.3%) (Cost $27,311,268)		33,700,998

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (17.6%)
U.S. Treasury Bonds
6.125%, 11/15/27	$1,896,100	2,000,030
5.250%, 11/15/28	1,649,300	1,720,994
U.S. Treasury Notes
4.625%, 6/30/26	9,365,200	9,433,628
1.500%, 8/15/26	5,643,000	5,455,841
0.875%, 9/30/26	6,709,700	6,409,710
2.000%, 11/15/26	3,908,200	3,788,062
1.500%, 1/31/27	990,600	948,077
2.250%, 2/15/27	1,962,300	1,902,515
1.875%, 2/28/27	497,800	479,035
2.375%, 5/15/27	2,289,900	2,217,685
2.250%, 8/15/27	5,527,100	5,319,911
2.250%, 11/15/27	3,255,500	3,121,047
3.875%, 12/31/27	994,200	993,231
2.750%, 2/15/28	2,037,000	1,972,950
3.625%, 3/31/28	1,835,600	1,820,834
3.500%, 4/30/28	1,531,500	1,512,747
2.875%, 5/15/28	881,000	853,762
3.625%, 5/31/28	846,000	838,401
4.000%, 6/30/28	517,500	518,792
2.875%, 8/15/28	137,000	132,435
4.375%, 8/31/28	1,527,100	1,548,093
4.625%, 9/30/28	845,400	864,362
4.875%, 10/31/28	2,155,600	2,222,297
3.125%, 11/15/28	2,244,400	2,182,208
4.375%, 11/30/28	1,598,200	1,621,677
3.750%, 12/31/28	1,383,100	1,373,677
4.000%, 1/31/29	2,162,700	2,166,580
2.625%, 2/15/29	5,503,000	5,243,665
4.250%, 2/28/29	7,281,500	7,359,582
4.625%, 4/30/29	5,290,200	5,422,530
2.375%, 5/15/29	2,513,800	2,363,743
4.500%, 5/31/29	5,037,900	5,141,623
4.250%, 6/30/29	8,765,200	8,863,636
1.625%, 8/15/29	2,297,000	2,085,380
3.500%, 9/30/29	2,715,000	2,662,653
1.750%, 11/15/29	2,344,000	2,128,362
1.500%, 2/15/30	2,437,400	2,171,278
0.625%, 5/15/30	1,850,800	1,563,491
0.625%, 8/15/30	1,789,100	1,497,906
0.875%, 11/15/30	1,929,000	1,625,045
4.375%, 11/30/30	1,531,300	1,556,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 5/15/31	$1,207,500	$1,048,814
1.250%, 8/15/31	1,243,400	1,046,845
1.375%, 11/15/31	1,598,700	1,347,362
1.875%, 2/15/32	2,614,500	2,265,771
2.875%, 5/15/32	860,100	794,106
2.750%, 8/15/32	945,400	862,707
4.125%, 11/15/32	887,100	886,543
3.500%, 2/15/33	666,500	637,034
3.375%, 5/15/33	1,044,200	986,654
3.875%, 8/15/33	1,267,700	1,239,599
4.500%, 11/15/33	1,711,200	1,748,291
4.000%, 2/15/34	3,947,000	3,884,407
4.375%, 5/15/34	4,317,100	4,365,105
3.875%, 8/15/34	2,807,800	2,729,872
4.625%, 2/15/35	519,900	535,658

Total U.S. Treasury Obligations		137,483,191

Total Long-Term Debt Securities (17.6%) (Cost $139,481,434)		137,483,191

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (19.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	21,475,279	21,475,279
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	124,564,784	124,602,153
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		153,077,432

Total Short-Term Investments (19.5%) (Cost $153,088,012)		153,077,432

Total Investments in Securities (102.5%) (Cost $695,069,123)		803,085,404
Other Assets Less Liabilities (-2.5%)		(19,437,531)

Net Assets (100%)		$783,647,873

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $92,112 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,805,742 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $28,921,655. This was collateralized by $1,054,722 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $28,475,279 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.0
Germany	2.0
Hong Kong	0.4
Ireland	0.3
Israel	0.2
Italy	0.6
Japan	4.4
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.8
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.4
South Africa	0.0	#
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.0
United Kingdom	2.3
United States	84.2
Cash and Other	(2.5)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	261	6/2025	EUR	14,644,360	(701,180)
FTSE 100 Index	78	6/2025	GBP	8,656,999	(126,124)
MSCI EAFE E-Mini Index	5	6/2025	USD	604,075	(9,885)
Russell 2000 E-Mini Index	350	6/2025	USD	35,474,250	(3,238)
S&P 500 E-Mini Index	174	6/2025	USD	49,183,275	(404,573)
S&P 500 Micro E-Mini Index	6	6/2025	USD	169,598	(106)
TOPIX Index	19	6/2025	JPY	3,372,091	(14,924)
U.S. Treasury 2 Year Note	39	6/2025	USD	8,079,703	(16,779)
U.S. Treasury 5 Year Note	17	6/2025	USD	1,838,656	(5,065)
U.S. Treasury 10 Year Note	64	6/2025	USD	7,118,000	(31,655)

					(1,313,529)

Short Contracts
SPI 200 Index	(44)	6/2025	AUD	(5,414,138)	5,602

					5,602

					(1,307,927)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	18,952,712	USD	11,739,651	Bank of America	4/9/2025	103,614
AUD	5,438,133	USD	3,372,632	Citibank NA	4/9/2025	25,576
USD	850,464	AUD	1,333,260	Barclays Bank plc	4/9/2025	17,330
USD	3,719,854	AUD	5,926,817	Citibank NA	4/9/2025	16,275
USD	2,588,758	AUD	4,117,977	HSBC Bank plc	4/9/2025	15,496
USD	2,904,863	NZD	5,073,989	Citibank NA	4/9/2025	23,705
NOK	56,481,670	USD	4,953,711	UBS AG	4/16/2025	414,947
SEK	39,391,286	USD	3,921,011	Bank of America	4/16/2025	1,143
SEK	25,777,842	USD	2,428,620	Morgan Stanley	4/16/2025	138,055
USD	6,145,710	SEK	61,523,151	Morgan Stanley	4/16/2025	19,907
JPY	2,059,786,326	USD	13,680,558	Citibank NA	4/24/2025	86,140
USD	2,809,197	JPY	418,385,129	Citibank NA	4/24/2025	12,896
USD	1,312,269	JPY	195,282,836	HSBC Bank plc	4/24/2025	7,085
EUR	2,123,576	USD	2,232,058	Citibank NA	5/9/2025	68,827
EUR	4,576,882	USD	4,957,184	Morgan Stanley	5/9/2025	1,846
USD	10,857,499	CHF	9,509,665	Bank of America	5/9/2025	60,616
USD	4,054,124	EUR	3,728,045	BNP Paribas	5/9/2025	14,805
USD	18,499,470	GBP	14,315,063	Bank of America	5/16/2025	9,227

Total unrealized appreciation						1,037,490

AUD	11,266,156	USD	7,156,488	Bank of America	4/9/2025	(116,436)
NZD	20,660,138	USD	12,027,452	Barclays Bank plc	4/9/2025	(296,027)
NZD	669,888	USD	389,893	JPMorgan Chase Bank	4/9/2025	(9,511)
USD	372,833	NZD	669,888	JPMorgan Chase Bank	4/9/2025	(7,549)
USD	6,401,320	NOK	67,450,138	Barclays Bank plc	4/16/2025	(9,906)
USD	4,825,731	SEK	53,203,843	Bank of America	4/16/2025	(471,726)
USD	316,932	SEK	3,532,955	JPMorgan Chase Bank	4/16/2025	(34,841)
JPY	1,335,025,262	USD	9,128,284	Barclays Bank plc	4/24/2025	(205,568)
USD	2,988,302	JPY	449,448,035	BNP Paribas	4/24/2025	(15,609)
CHF	7,979,552	USD	9,129,190	Citibank NA	5/9/2025	(69,534)
EUR	10,610,185	USD	11,614,149	Morgan Stanley	5/9/2025	(118,065)
USD	8,320,423	CHF	7,403,699	Bank of America	5/9/2025	(85,432)
USD	4,835,154	CHF	4,275,765	Deutsche Bank AG	5/9/2025	(19,375)

Total unrealized depreciation						(1,459,579)

Net unrealized depreciation						(422,089)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,691,128	$6,724,829	$—	$37,415,957
Consumer Discretionary	33,030,590	16,421,304	—	49,451,894
Consumer Staples	19,550,618	12,990,116	—	32,540,734
Energy	11,722,119	5,905,347	—	17,627,466
Financials	47,066,849	37,325,092	—	84,391,941
Health Care	35,946,316	19,149,001	—	55,095,317
Industrials	27,390,496	28,024,398	—	55,414,894
Information Technology	95,367,782	12,211,065	—	107,578,847
Materials	6,482,197	9,123,394	—	15,605,591
Real Estate	7,261,579	2,947,456	—	10,209,035
Utilities	8,136,031	5,356,076	—	13,492,107
Exchange Traded Fund	33,700,998	—	—	33,700,998
Forward Currency Contracts	—	1,037,490	—	1,037,490
Futures	5,602	—	—	5,602
Short-Term Investments
Investment Companies	153,077,432	—	—	153,077,432
U.S. Treasury Obligations	—	137,483,191	—	137,483,191

Total Assets	$509,429,737	$294,698,759	$—	$804,128,496

Liabilities:
Forward Currency Contracts	$—	$(1,459,579)	$—	$(1,459,579)
Futures	(1,313,529)	—	—	(1,313,529)

Total Liabilities	$(1,313,529)	$(1,459,579)	$—	$(2,773,108)

Total	$508,116,208	$293,239,180	$—	$801,355,388

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,643,022
Aggregate gross unrealized depreciation	(30,281,491)

Net unrealized appreciation	$109,361,531

Federal income tax cost of investments in securities and derivative instruments, if applicable	$691,993,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	57,974	$1,639,505
BT Group plc(x)	77,517	166,070
Cellnex Telecom SA(m)	6,348	225,348
Deutsche Telekom AG (Registered)	41,832	1,547,871
Elisa OYJ	1,704	83,062
HKT Trust & HKT Ltd.	45,715	61,099
Infrastrutture Wireless Italiane SpA(m)	3,907	41,359
Koninklijke KPN NV	46,589	197,326
Nippon Telegraph & Telephone Corp.	357,994	345,368
Orange SA	22,309	289,352
Singapore Telecommunications Ltd.	89,036	226,016
Swisscom AG (Registered)	310	178,529
Telecom Italia SpA(x)*	119,354	40,111
Telefonica SA	47,550	223,864
Telenor ASA	7,375	105,500
Telia Co. AB	28,259	102,023
Telstra Group Ltd.	48,436	127,417
Verizon Communications, Inc.	34,000	1,542,240

		7,142,060

Entertainment (1.0%)
Bollore SE	8,541	49,871
Capcom Co. Ltd.	4,186	102,257
CTS Eventim AG & Co. KGaA	747	74,473
Electronic Arts, Inc.	1,915	276,756
Konami Group Corp.	1,197	140,298
Live Nation Entertainment, Inc.*	1,266	165,314
Netflix, Inc.*	3,455	3,221,891
Nexon Co. Ltd.	4,061	55,233
Nintendo Co. Ltd.	13,181	888,459
Sea Ltd. (ADR)*	4,388	572,590
Spotify Technology SA*	1,846	1,015,355
Take-Two Interactive Software, Inc.*	1,326	274,813
TKO Group Holdings, Inc., Class A	538	82,212
Toho Co. Ltd.	1,322	65,241
Universal Music Group NV	9,863	271,207
Walt Disney Co. (The)	14,601	1,441,119
Warner Bros Discovery, Inc.*	18,030	193,462

		8,890,551

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	47,110	7,285,090
Alphabet, Inc., Class C	38,181	5,965,018
Auto Trader Group plc(m)	10,640	102,284
CAR Group Ltd.	4,524	89,017
LY Corp.	34,255	115,630
Match Group, Inc.	2,028	63,273
Meta Platforms, Inc., Class A	17,687	10,194,079
REA Group Ltd.(x)	633	86,839
Scout24 SE(m)	898	93,605

		23,994,835

Media (0.3%)
Charter Communications, Inc., Class A*	780	287,453
Comcast Corp., Class A	30,461	1,124,011
Dentsu Group, Inc.(x)	2,345	51,437
Fox Corp., Class A	1,759	99,560
Fox Corp., Class B	1,065	56,136
Informa plc	15,936	158,384
Interpublic Group of Cos., Inc. (The)	3,009	81,724
News Corp., Class A	3,053	83,102
News Corp., Class B	902	27,394
Omnicom Group, Inc.	1,587	131,578
Paramount Global, Class B	4,805	57,468
Publicis Groupe SA	2,742	257,178
WPP plc	12,921	97,006

		2,512,431

Wireless Telecommunication Services (0.3%)
KDDI Corp.	36,752	578,148
SoftBank Corp.	342,890	476,420
SoftBank Group Corp.	11,481	572,481
Tele2 AB, Class B	6,547	88,287
T-Mobile US, Inc.	3,873	1,032,968
Vodafone Group plc	243,611	229,405

		2,977,709

Total Communication Services		45,517,586

Consumer Discretionary (6.6%)
Automobile Components (0.1%)
Aisin Corp.	6,265	67,792
Aptiv plc(x)*	1,853	110,253
Bridgestone Corp.	6,838	273,310
Cie Generale des Etablissements Michelin SCA	8,033	281,516
Continental AG	1,318	92,008
Denso Corp.	22,674	278,758
Sumitomo Electric Industries Ltd.	8,516	140,012

		1,243,649

Automobiles (1.3%)
Bayerische Motoren Werke AG	3,474	276,774
Bayerische Motoren Werke AG (Preference)(q)	670	49,916
Dr Ing hc F Porsche AG (Preference)(q)§	1,364	67,772
Ferrari NV	1,510	640,370
Ford Motor Co.	31,438	315,323
General Motors Co.	8,036	377,933
Honda Motor Co. Ltd.	53,792	481,471
Isuzu Motors Ltd.	6,790	91,286
Mercedes-Benz Group AG	8,652	506,970
Nissan Motor Co. Ltd.*	26,706	67,428
Porsche Automobil Holding SE (Preference)(q)	1,834	68,536
Renault SA	2,302	115,870
Stellantis NV	24,291	269,540
Subaru Corp.	7,013	123,671
Suzuki Motor Corp.	18,856	227,544
Tesla, Inc.*	22,601	5,857,275
Toyota Motor Corp.	113,558	1,980,584
Volkswagen AG (Preference)(q)	2,471	249,982
Yamaha Motor Co. Ltd.	11,076	88,023

		11,856,268

Broadline Retail (1.8%)
Amazon.com, Inc.*	76,177	14,493,436
eBay, Inc.	3,869	262,048
Global-e Online Ltd.*	1,200	42,780
Next plc	1,408	201,612
Pan Pacific International Holdings Corp.	4,607	125,595
Prosus NV	16,389	754,490
Rakuten Group, Inc.*	18,014	102,242
Wesfarmers Ltd.	13,595	611,713

		16,593,916

Distributors (0.0%)†
D’ieteren Group	257	44,157
Genuine Parts Co.	1,123	133,794
LKQ Corp.	2,100	89,334
Pool Corp.	307	97,734

		365,019

Diversified Consumer Services (0.0%)†
Pearson plc	7,182	112,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.2%)
Accor SA	2,335	$105,765
Airbnb, Inc., Class A*	3,496	417,632
Amadeus IT Group SA	5,398	411,498
Aristocrat Leisure Ltd.	6,765	271,169
Booking Holdings, Inc.	267	1,230,045
Caesars Entertainment, Inc.*	1,716	42,900
Carnival Corp.*	8,462	165,263
Chipotle Mexican Grill, Inc.*	10,946	549,599
Compass Group plc	20,335	670,615
Darden Restaurants, Inc.	946	196,541
Delivery Hero SE(m)*	2,256	53,594
Domino’s Pizza, Inc.	279	128,187
DoorDash, Inc., Class A*	2,740	500,790
Entain plc	7,274	54,291
Evolution AB(m)	1,903	141,232
Expedia Group, Inc.	996	167,428
FDJ United(m)	1,221	38,367
Galaxy Entertainment Group Ltd.	26,465	103,392
Genting Singapore Ltd.	72,727	40,371
Hilton Worldwide Holdings, Inc.	1,943	442,130
InterContinental Hotels Group plc	1,899	202,424
Las Vegas Sands Corp.	2,775	107,198
Lottery Corp. Ltd. (The)	26,660	79,294
Marriott International, Inc., Class A	1,848	440,194
McDonald’s Corp.	5,788	1,807,998
MGM Resorts International*	1,807	53,559
Norwegian Cruise Line Holdings Ltd.*	3,551	67,327
Oriental Land Co. Ltd.	12,903	253,346
Royal Caribbean Cruises Ltd.	2,000	410,880
Sands China Ltd.*	29,193	58,525
Sodexo SA	1,060	68,083
Starbucks Corp.	9,174	899,878
Whitbread plc	2,113	66,845
Wynn Resorts Ltd.	723	60,370
Yum! Brands, Inc.	2,254	354,689
Zensho Holdings Co. Ltd.	1,204	64,627

		10,726,046

Household Durables (0.4%)
Barratt Redrow plc	16,511	90,197
DR Horton, Inc.	2,291	291,255
Garmin Ltd.	1,241	269,458
Lennar Corp., Class A	1,886	216,475
Mohawk Industries, Inc.*	423	48,298
NVR, Inc.*	24	173,865
Panasonic Holdings Corp.	27,914	329,686
PulteGroup, Inc.	1,635	168,078
Sekisui House Ltd.	7,102	158,149
Sony Group Corp.	73,725	1,850,621

		3,596,082

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,134	238,006
Hasbro, Inc.	1,059	65,118
Shimano, Inc.	897	125,499

		428,623

Specialty Retail (1.0%)
AutoZone, Inc.*	136	518,538
Avolta AG	1,053	45,753
Best Buy Co., Inc.	1,571	115,641
CarMax, Inc.*	1,242	96,777
Fast Retailing Co. Ltd.	2,287	671,813
H & M Hennes & Mauritz AB, Class B	6,785	88,999
Home Depot, Inc. (The)	8,023	2,940,349
Industria de Diseno Textil SA	13,068	647,880
JD Sports Fashion plc	31,042	27,227
Kingfisher plc	21,716	71,055
Lowe’s Cos., Inc.	4,560	1,063,529
Nitori Holdings Co. Ltd.	944	93,336
O’Reilly Automotive, Inc.*	464	664,717
Ross Stores, Inc.	2,665	340,560
TJX Cos., Inc. (The)	9,079	1,105,822
Tractor Supply Co.	4,314	237,701
Ulta Beauty, Inc.*	375	137,453
Williams-Sonoma, Inc.	994	157,152
Zalando SE(m)*	2,687	92,277
ZOZO, Inc.	4,995	47,722

		9,164,301

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,049	480,117
Asics Corp.	7,700	161,454
Cie Financiere Richemont SA (Registered)	6,443	1,113,888
Deckers Outdoor Corp.*	1,226	137,079
Hermes International SCA	380	990,666
Kering SA	892	184,146
Lululemon Athletica, Inc.*	905	256,169
LVMH Moet Hennessy Louis Vuitton SE	3,298	2,038,755
Moncler SpA	2,798	171,242
NIKE, Inc., Class B	9,540	605,599
Pandora A/S	982	150,012
Puma SE	1,255	30,384
Ralph Lauren Corp.	322	71,078
Swatch Group AG (The)	347	59,500
Tapestry, Inc.	1,672	117,726

		6,567,815

Total Consumer Discretionary		60,654,717

Consumer Staples (4.4%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	10,765	662,560
Asahi Group Holdings Ltd.	17,333	220,953
Brown-Forman Corp., Class B	1,471	49,926
Carlsberg A/S, Class B	1,144	145,378
Coca-Cola Co. (The)	31,271	2,239,629
Coca-Cola Europacific Partners plc(x)	2,482	216,008
Coca-Cola HBC AG	2,603	117,819
Constellation Brands, Inc., Class A	1,255	230,318
Davide Campari-Milano NV	7,374	43,169
Diageo plc	27,053	703,981
Heineken Holding NV	1,552	112,270
Heineken NV	3,451	281,286
Keurig Dr Pepper, Inc.	9,643	329,983
Kirin Holdings Co. Ltd.	9,311	128,966
Molson Coors Beverage Co., Class B	1,391	84,670
Monster Beverage Corp.*	5,655	330,931
PepsiCo, Inc.	11,077	1,660,885
Pernod Ricard SA	2,418	238,607
Suntory Beverage & Food Ltd.	1,618	53,376
Treasury Wine Estates Ltd.	9,719	59,211

		7,909,926

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.(x)	7,847	196,188
Carrefour SA	6,496	92,859
Coles Group Ltd.	16,057	195,949
Costco Wholesale Corp.	3,585	3,390,621
Dollar General Corp.	1,776	156,164
Dollar Tree, Inc.*	1,633	122,589
J Sainsbury plc	21,012	63,839
Jeronimo Martins SGPS SA	3,392	71,888
Kesko OYJ, Class B	3,271	66,724
Kobe Bussan Co. Ltd.	1,828	42,949
Koninklijke Ahold Delhaize NV	11,029	412,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	5,377	$363,969
Marks & Spencer Group plc	24,572	112,839
MatsukiyoCocokara & Co.	3,955	61,715
Seven & i Holdings Co. Ltd.	26,785	386,265
Sysco Corp.	3,951	296,483
Target Corp.	3,701	386,236
Tesco plc	80,770	346,704
Walgreens Boots Alliance, Inc.	5,793	64,708
Walmart, Inc.	35,132	3,084,238
Woolworths Group Ltd.	14,636	270,244

		10,185,322

Food Products (0.9%)
Ajinomoto Co., Inc.	10,918	215,354
Archer-Daniels-Midland Co.	3,865	185,559
Associated British Foods plc	3,928	96,913
Barry Callebaut AG (Registered)(x)	43	56,964
Bunge Global SA	1,078	82,381
Campbell’s Co. (The)	1,589	63,433
Chocoladefabriken Lindt & Spruengli AG	11	148,457
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	130,892
Conagra Brands, Inc.	3,855	102,813
Danone SA	7,734	592,419
General Mills, Inc.	4,452	266,185
Hershey Co. (The)	1,193	204,039
Hormel Foods Corp.	2,350	72,709
J M Smucker Co. (The)	859	101,714
JDE Peet’s NV	2,047	44,755
Kellanova	2,171	179,086
Kerry Group plc, Class A	1,792	187,568
Kikkoman Corp.	8,080	77,627
Kraft Heinz Co. (The)	7,045	214,379
Lamb Weston Holdings, Inc.	1,152	61,402
Lotus Bakeries NV	5	44,387
McCormick & Co., Inc. (Non-Voting)	2,039	167,830
Meiji Holdings Co. Ltd.	2,886	62,534
Mondelez International, Inc., Class A	10,447	708,829
Mowi ASA	5,574	103,102
Nestle SA (Registered)	31,399	3,170,777
Nissin Foods Holdings Co. Ltd.	2,371	48,261
Orkla ASA	8,396	92,015
Salmar ASA	791	37,893
Tyson Foods, Inc., Class A	2,311	147,465
WH Group Ltd.(m)	100,015	91,770
Wilmar International Ltd.	23,161	57,600
Yakult Honsha Co. Ltd.	3,097	58,919

		7,876,031

Household Products (0.6%)
Church & Dwight Co., Inc.	1,987	218,749
Clorox Co. (The)	995	146,514
Colgate-Palmolive Co.	6,554	614,110
Essity AB, Class B	7,311	207,581
Henkel AG & Co. KGaA	1,245	89,591
Henkel AG & Co. KGaA (Preference)(q)	2,028	161,132
Kimberly-Clark Corp.	2,679	381,007
Procter & Gamble Co. (The)	18,938	3,227,414
Reckitt Benckiser Group plc	8,218	555,196
Unicharm Corp.	13,402	106,285

		5,707,579

Personal Care Products (0.4%)
Beiersdorf AG	1,188	153,379
Estee Lauder Cos., Inc. (The), Class A	1,891	124,806
Kao Corp.	5,534	238,827
Kenvue, Inc.	15,485	371,330
L’Oreal SA	2,882	1,068,426
Shiseido Co. Ltd.	4,794	90,133
Unilever plc	29,952	1,783,632

		3,830,533

Tobacco (0.5%)
Altria Group, Inc.	13,688	821,554
British American Tobacco plc	23,815	978,880
Imperial Brands plc	9,502	351,656
Japan Tobacco, Inc.	14,376	394,312
Philip Morris International, Inc.	12,558	1,993,331

		4,539,733

Total Consumer Staples		40,049,124

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,997	351,468
Halliburton Co.	7,011	177,869
Schlumberger NV	11,314	472,925
Tenaris SA	4,949	96,646

		1,098,908

Oil, Gas & Consumable Fuels (2.3%)
Aker BP ASA	3,785	89,762
APA Corp.	2,988	62,808
BP plc	193,220	1,088,471
Chevron Corp.	13,498	2,258,080
ConocoPhillips	10,304	1,082,126
Coterra Energy, Inc.	5,948	171,897
Devon Energy Corp.	5,305	198,407
Diamondback Energy, Inc.	1,509	241,259
ENEOS Holdings, Inc.	32,667	170,381
Eni SpA	25,581	395,493
EOG Resources, Inc.	4,543	582,594
EQT Corp.	4,819	257,479
Equinor ASA	10,037	265,839
Expand Energy Corp.	1,698	189,021
Exxon Mobil Corp.	35,157	4,181,222
Galp Energia SGPS SA	4,998	87,712
Hess Corp.	2,232	356,517
Idemitsu Kosan Co. Ltd.	10,865	76,277
Inpex Corp.	10,605	145,475
Kinder Morgan, Inc.	15,613	445,439
Marathon Petroleum Corp.	2,552	371,801
Neste OYJ	5,067	46,757
Occidental Petroleum Corp.	5,457	269,358
OMV AG	1,764	90,602
ONEOK, Inc.	5,011	497,191
Phillips 66	3,335	411,806
Repsol SA	13,866	184,418
Santos Ltd.	38,907	161,912
Shell plc	73,051	2,665,773
Targa Resources Corp.	1,761	353,028
Texas Pacific Land Corp.	152	201,399
TotalEnergies SE	25,861	1,668,302
Valero Energy Corp.	2,557	337,703
Williams Cos., Inc. (The)	9,845	588,337
Woodside Energy Group Ltd.	22,751	328,673

		20,523,319

Total Energy		21,622,227

Financials (11.4%)
Banks (4.3%)
ABN AMRO Bank NV (CVA)(m)	5,488	114,886
AIB Group plc	25,105	161,519
ANZ Group Holdings Ltd.	35,696	648,842
Banco Bilbao Vizcaya Argentaria SA	69,060	936,793
Banco BPM SpA	15,426	155,893
Banco de Sabadell SA	65,174	181,890
Banco Santander SA	181,599	1,216,665
Bank Hapoalim BM	15,081	203,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Leumi Le-Israel BM	18,001	$241,175
Bank of America Corp.	53,479	2,231,679
Bank of Ireland Group plc	12,018	140,931
Banque Cantonale Vaudoise (Registered)	361	39,336
Barclays plc	175,873	653,835
BNP Paribas SA	12,195	1,014,170
BOC Hong Kong Holdings Ltd.	44,120	178,035
BPER Banca SpA	11,920	92,930
CaixaBank SA	47,284	366,794
Chiba Bank Ltd. (The)	6,850	63,892
Citigroup, Inc.	15,160	1,076,208
Citizens Financial Group, Inc.	3,530	144,624
Commerzbank AG	11,354	257,450
Commonwealth Bank of Australia	20,055	1,891,359
Concordia Financial Group Ltd.	12,545	82,066
Credit Agricole SA	12,751	231,288
Danske Bank A/S	8,264	269,612
DBS Group Holdings Ltd.	23,451	806,516
DNB Bank ASA	10,729	280,955
Erste Group Bank AG	3,689	254,174
Fifth Third Bancorp	5,410	212,072
FinecoBank Banca Fineco SpA	7,318	143,976
Hang Seng Bank Ltd.	9,059	122,704
HSBC Holdings plc	214,203	2,418,053
Huntington Bancshares, Inc.	11,741	176,232
ING Groep NV	37,705	733,460
Intesa Sanpaolo SpA	181,337	928,241
Israel Discount Bank Ltd., Class A	14,765	102,126
Japan Post Bank Co. Ltd.	17,376	174,467
JPMorgan Chase & Co.	22,583	5,539,610
KBC Group NV	2,751	249,871
KeyCorp	8,045	128,640
Lloyds Banking Group plc	726,198	676,158
M&T Bank Corp.	1,340	239,525
Mediobanca Banca di Credito Finanziario SpA(x)	5,988	111,788
Mitsubishi UFJ Financial Group, Inc.	137,368	1,841,770
Mizrahi Tefahot Bank Ltd.	1,858	83,194
Mizuho Financial Group, Inc.	28,900	780,545
National Australia Bank Ltd.	36,844	783,208
NatWest Group plc	91,671	535,004
Nordea Bank Abp	37,770	480,695
Oversea-Chinese Banking Corp. Ltd.	41,008	525,722
PNC Financial Services Group, Inc. (The)	3,198	562,112
Regions Financial Corp.	7,341	159,520
Resona Holdings, Inc.	25,039	214,849
Skandinaviska Enskilda Banken AB, Class A(x)*	19,014	311,168
Societe Generale SA	8,630	386,236
Standard Chartered plc	24,643	362,732
Sumitomo Mitsui Financial Group, Inc.	44,722	1,131,542
Sumitomo Mitsui Trust Group, Inc.	7,762	192,510
Svenska Handelsbanken AB, Class A(x)	17,474	196,699
Swedbank AB, Class A(x)	10,171	230,603
Truist Financial Corp.	10,628	437,342
UniCredit SpA	16,731	932,241
United Overseas Bank Ltd.	15,243	430,090
US Bancorp	12,599	531,930
Wells Fargo & Co.	26,563	1,906,958
Westpac Banking Corp.	41,124	811,233

		39,721,451

Capital Markets (2.1%)
3i Group plc	11,662	544,728
Ameriprise Financial, Inc.	777	376,153
Amundi SA(m)	738	57,456
ASX Ltd.	2,322	94,512
Bank of New York Mellon Corp. (The)	5,796	486,111
BlackRock, Inc.	1,176	1,113,060
Blackstone, Inc.	5,911	826,240
Cboe Global Markets, Inc.	845	191,215
Charles Schwab Corp. (The)	13,763	1,077,368
CME Group, Inc.	2,910	771,994
CVC Capital Partners plc*§	2,546	50,173
Daiwa Securities Group, Inc.	15,969	105,807
Deutsche Bank AG (Registered)	22,176	523,220
Deutsche Boerse AG	2,256	663,764
EQT AB(x)	4,460	134,974
Euronext NV(m)	936	135,317
FactSet Research Systems, Inc.	307	139,574
Franklin Resources, Inc.	2,504	48,202
Futu Holdings Ltd. (ADR)	638	65,299
Goldman Sachs Group, Inc. (The)	2,520	1,376,651
Hong Kong Exchanges & Clearing Ltd.	14,466	640,996
Intercontinental Exchange, Inc.	4,640	800,400
Invesco Ltd.	3,618	54,885
Japan Exchange Group, Inc.	11,882	121,006
Julius Baer Group Ltd.	2,468	169,332
KKR & Co., Inc.	5,452	630,306
London Stock Exchange Group plc	5,730	848,238
Macquarie Group Ltd.	4,338	533,012
MarketAxess Holdings, Inc.	305	65,987
Moody’s Corp.	1,250	582,113
Morgan Stanley	9,994	1,166,000
MSCI, Inc.	627	354,569
Nasdaq, Inc.	3,342	253,524
Nomura Holdings, Inc.	35,962	217,752
Northern Trust Corp.	1,583	156,163
Partners Group Holding AG	272	383,081
Raymond James Financial, Inc.	1,489	206,837
S&P Global, Inc.	2,544	1,292,606
SBI Holdings, Inc.	3,295	87,499
Schroders plc	9,616	43,202
Singapore Exchange Ltd.	10,648	105,973
State Street Corp.	2,330	208,605
T. Rowe Price Group, Inc.	1,798	165,182
UBS Group AG (Registered)	39,418	1,197,199

		19,066,285

Consumer Finance (0.3%)
American Express Co.	4,482	1,205,882
Capital One Financial Corp.	3,079	552,065
Discover Financial Services	2,027	346,009
Synchrony Financial	3,140	166,231

		2,270,187

Financial Services (2.3%)
Adyen NV(m)*	264	401,361
Apollo Global Management, Inc.	3,610	494,353
Berkshire Hathaway, Inc., Class B*	14,804	7,884,314
Corpay, Inc.*	563	196,329
Edenred SE	2,898	93,820
Eurazeo SE	501	36,892
EXOR NV	1,191	107,598
Fidelity National Information Services, Inc.	4,278	319,481
Fiserv, Inc.*	4,595	1,014,714
Global Payments, Inc.	2,000	195,840
Groupe Bruxelles Lambert NV	995	74,022
Industrivarden AB, Class A	1,428	52,251
Industrivarden AB, Class C	1,854	67,765
Infratil Ltd.	11,016	64,920
Investor AB, Class B	20,736	615,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	589	$107,551
L E Lundbergforetagen AB, Class B	910	45,447
M&G plc	27,351	70,131
Mastercard, Inc., Class A	6,577	3,604,985
Mitsubishi HC Capital, Inc.	10,496	70,503
Nexi SpA(m)*	5,894	31,305
ORIX Corp.	13,779	283,315
PayPal Holdings, Inc.*	7,990	521,348
Sofina SA	185	47,210
Visa, Inc., Class A	13,919	4,878,053
Washington H Soul Pattinson & Co. Ltd.(x)	2,863	62,059
Wise plc, Class A*	7,980	97,412

		21,438,449

Insurance (2.4%)
Admiral Group plc	3,118	114,789
Aegon Ltd.	15,837	103,603
Aflac, Inc.	3,998	444,538
Ageas SA/NV	1,801	107,790
AIA Group Ltd.	129,341	974,032
Allianz SE (Registered)	4,628	1,761,999
Allstate Corp. (The)	2,140	443,130
American International Group, Inc.	4,792	416,616
Aon plc, Class A	1,747	697,210
Arch Capital Group Ltd.	3,028	291,233
Arthur J Gallagher & Co.	2,054	709,123
ASR Nederland NV	1,898	108,731
Assurant, Inc.	414	86,836
Aviva plc	32,078	230,057
AXA SA	21,232	904,552
Baloise Holding AG (Registered)	494	103,412
Brown & Brown, Inc.	1,917	238,475
Chubb Ltd.	3,010	908,990
Cincinnati Financial Corp.	1,256	185,536
Dai-ichi Life Holdings, Inc.	43,460	328,290
Erie Indemnity Co., Class A	201	84,229
Everest Group Ltd.	347	126,075
Generali	11,283	395,046
Gjensidige Forsikring ASA	2,396	55,068
Globe Life, Inc.	678	89,306
Hannover Rueck SE	722	214,458
Hartford Insurance Group, Inc. (The)	2,323	287,425
Helvetia Holding AG (Registered)	445	91,897
Insurance Australia Group Ltd.	28,329	136,478
Japan Post Holdings Co. Ltd.	23,090	229,838
Japan Post Insurance Co. Ltd.	2,305	46,656
Legal & General Group plc	70,601	221,431
Loews Corp.	1,427	131,156
Marsh & McLennan Cos., Inc.	3,967	968,067
Medibank Pvt Ltd.	32,987	91,517
MetLife, Inc.	4,676	375,436
MS&AD Insurance Group Holdings, Inc.	15,451	332,219
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,603	1,009,488
NN Group NV	3,223	178,712
Phoenix Group Holdings plc	8,410	62,086
Poste Italiane SpA(m)	5,475	97,267
Principal Financial Group, Inc.	1,699	143,345
Progressive Corp. (The)	4,731	1,338,920
Prudential Financial, Inc.	2,859	319,293
Prudential plc	31,744	338,786
QBE Insurance Group Ltd.	18,035	246,795
Sampo OYJ, Class A	29,009	277,602
Sompo Holdings, Inc.	10,660	321,314
Suncorp Group Ltd.	12,972	155,870
Swiss Life Holding AG (Registered)	344	312,232
Swiss Re AG	3,614	612,750
T&D Holdings, Inc.	5,825	123,265
Talanx AG	773	80,826
Tokio Marine Holdings, Inc.	21,349	816,440
Travelers Cos., Inc. (The)	1,831	484,226
Tryg A/S	4,061	96,586
Unipol Assicurazioni SpA	4,297	68,394
W.R. Berkley Corp.	2,425	172,563
Willis Towers Watson plc	806	272,388
Zurich Insurance Group AG	1,754	1,219,295

		21,783,687

Total Financials		104,280,059

Health Care (7.4%)
Biotechnology (1.0%)
AbbVie, Inc.	14,258	2,987,336
Amgen, Inc.	4,339	1,351,816
Argenx SE*	723	422,630
Biogen, Inc.*	1,182	161,745
CSL Ltd.	5,803	903,891
Genmab A/S*	753	146,242
Gilead Sciences, Inc.	10,065	1,127,783
Grifols SA*	3,573	31,673
Incyte Corp.*	1,297	78,533
Moderna, Inc.*	2,735	77,537
Regeneron Pharmaceuticals, Inc.	850	539,096
Swedish Orphan Biovitrum AB*	2,345	67,048
Vertex Pharmaceuticals, Inc.*	2,074	1,005,517
Zealand Pharma A/S*	766	57,397

		8,958,244

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	14,008	1,858,161
Alcon AG	5,987	563,172
Align Technology, Inc.*	567	90,074
Baxter International, Inc.	4,124	141,165
Becton Dickinson & Co.	2,319	531,190
BioMerieux	496	61,248
Boston Scientific Corp.*	11,903	1,200,775
Cochlear Ltd.	784	128,496
Coloplast A/S, Class B	1,511	158,378
Cooper Cos., Inc. (The)*	1,612	135,972
Demant A/S*	1,059	35,486
Dexcom, Inc.*	3,155	215,455
DiaSorin SpA	268	26,516
Edwards Lifesciences Corp.*	4,763	345,222
EssilorLuxottica SA	3,564	1,022,786
Fisher & Paykel Healthcare Corp. Ltd.	7,020	133,677
GE HealthCare Technologies, Inc.	3,693	298,062
Hologic, Inc.*	1,812	111,927
Hoya Corp.	4,223	472,444
IDEXX Laboratories, Inc.*	661	277,587
Insulet Corp.*	567	148,900
Intuitive Surgical, Inc.*	2,881	1,426,873
Koninklijke Philips NV*	9,572	241,884
Medtronic plc	10,356	930,590
Olympus Corp.	13,406	174,066
ResMed, Inc.	1,186	265,486
Siemens Healthineers AG(m)	3,378	181,207
Smith & Nephew plc	9,949	139,440
Solventum Corp.*	1,116	84,861
Sonova Holding AG (Registered)	607	175,987
STERIS plc	794	179,960
Straumann Holding AG (Registered)	1,337	160,117
Stryker Corp.	2,774	1,032,622
Sysmex Corp.	6,055	114,528
Terumo Corp.	15,920	296,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	1,608	$181,993

		13,543,182

Health Care Providers & Services (1.0%)
Amplifon SpA	1,491	30,108
Cardinal Health, Inc.	1,951	268,789
Cencora, Inc.	1,394	387,658
Centene Corp.*	4,005	243,144
Cigna Group (The)	2,211	727,419
CVS Health Corp.	10,183	689,898
DaVita, Inc.*	355	54,304
Elevance Health, Inc.	1,873	814,680
Fresenius Medical Care AG	2,460	121,402
Fresenius SE & Co. KGaA*	5,061	215,451
HCA Healthcare, Inc.	1,444	498,974
Henry Schein, Inc.*	1,007	68,969
Humana, Inc.	974	257,720
Labcorp Holdings, Inc.	674	156,867
McKesson Corp.	1,012	681,066
Molina Healthcare, Inc.*	448	147,567
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	896	151,603
Sonic Healthcare Ltd.	5,466	87,982
UnitedHealth Group, Inc.	7,433	3,893,034
Universal Health Services, Inc., Class B	474	89,065

		9,585,700

Health Care Technology (0.0%)†
M3, Inc.*	5,247	59,540
Pro Medicus Ltd.	689	86,014

		145,554

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,304	269,522
Bio-Techne Corp.	1,277	74,870
Charles River Laboratories International, Inc.*	413	62,165
Danaher Corp.	5,169	1,059,645
Eurofins Scientific SE	1,618	86,113
IQVIA Holdings, Inc.*	1,351	238,181
Lonza Group AG (Registered)	865	530,127
Mettler-Toledo International, Inc.*	169	199,574
QIAGEN NV*	2,583	102,433
Revvity, Inc.	983	104,001
Sartorius AG (Preference)(q)	314	72,523
Sartorius Stedim Biotech	350	69,011
Thermo Fisher Scientific, Inc.	3,089	1,537,086
Waters Corp.*	480	176,914
West Pharmaceutical Services, Inc.	585	130,970

		4,713,135

Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	21,630	208,599
AstraZeneca plc	18,583	2,701,477
Bayer AG (Registered)	11,771	280,907
Bristol-Myers Squibb Co.	16,390	999,626
Chugai Pharmaceutical Co. Ltd.	8,045	364,677
Daiichi Sankyo Co. Ltd.	20,968	490,824
Eisai Co. Ltd.	3,132	86,553
Eli Lilly & Co.	6,364	5,256,091
Galderma Group AG*	997	105,447
GSK plc	49,670	938,037
Haleon plc	103,045	520,853
Hikma Pharmaceuticals plc	1,993	50,176
Ipsen SA	452	52,003
Johnson & Johnson	19,445	3,224,759
Kyowa Kirin Co. Ltd.(x)	2,880	41,724
Merck & Co., Inc.	20,431	1,833,887
Merck KGaA	1,548	211,910
Novartis AG (Registered)	23,621	2,612,274
Novo Nordisk A/S, Class B	38,598	2,628,154
Ono Pharmaceutical Co. Ltd.	4,478	47,843
Orion OYJ, Class B	1,298	76,998
Otsuka Holdings Co. Ltd.	5,333	275,663
Pfizer, Inc.	45,769	1,159,786
Recordati Industria Chimica e Farmaceutica SpA	1,378	77,929
Roche Holding AG (BMV Mexico Stock Exchange)	8,420	2,764,790
Roche Holding AG (OTC US Exchange)	383	132,645
Sandoz Group AG	5,008	209,671
Sanofi SA	13,624	1,501,448
Shionogi & Co. Ltd.	9,008	134,889
Takeda Pharmaceutical Co. Ltd.	19,053	560,577
Teva Pharmaceutical Industries Ltd. (ADR)*	13,422	206,296
UCB SA	1,515	266,612
Viatris, Inc.	9,640	83,964
Zoetis, Inc.	3,617	595,539

		30,702,628

Total Health Care		67,648,443

Industrials (7.5%)
Aerospace & Defense (1.6%)
Airbus SE	7,121	1,253,396
Axon Enterprise, Inc.*	585	307,681
BAE Systems plc	36,059	726,403
Boeing Co. (The)*	6,058	1,033,192
Dassault Aviation SA	235	77,502
Elbit Systems Ltd.	320	122,630
GE Aerospace	8,668	1,734,900
General Dynamics Corp.	2,049	558,516
Howmet Aerospace, Inc.	3,271	424,347
Huntington Ingalls Industries, Inc.	316	64,477
Kongsberg Gruppen ASA	1,054	153,782
L3Harris Technologies, Inc.	1,521	318,360
Leonardo SpA	4,848	235,005
Lockheed Martin Corp.	1,692	755,833
Melrose Industries plc	15,399	94,505
MTU Aero Engines AG	645	223,390
Northrop Grumman Corp.	1,099	562,699
Rheinmetall AG	522	744,494
Rolls-Royce Holdings plc*	101,888	985,787
RTX Corp.	10,759	1,425,137
Saab AB, Class B	3,836	150,226
Safran SA	4,316	1,129,388
Singapore Technologies Engineering Ltd.	19,170	96,243
Textron, Inc.	1,475	106,569
Thales SA	1,110	294,780
TransDigm Group, Inc.	453	626,630

		14,205,872

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	959	98,202
Deutsche Post AG	11,502	491,017
DSV A/S	2,449	472,965
Expeditors International of Washington, Inc.	1,131	136,003
FedEx Corp.	1,790	436,366
InPost SA*	2,695	39,340
SG Holdings Co. Ltd.	3,805	37,951
United Parcel Service, Inc., Class B	5,907	649,711

		2,361,555

Building Products (0.4%)
A.O. Smith Corp.	954	62,353
AGC, Inc.	2,375	71,967
Allegion plc	702	91,583
Assa Abloy AB, Class B	12,009	358,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	929	$116,069
Carrier Global Corp.	6,522	413,495
Cie de Saint-Gobain SA	5,381	533,554
Daikin Industries Ltd.	3,198	344,128
Geberit AG (Registered)	400	248,672
Johnson Controls International plc	5,308	425,224
Kingspan Group plc	1,852	148,490
Lennox International, Inc.	259	145,255
Masco Corp.	1,712	119,052
Nibe Industrier AB, Class B	18,152	68,496
ROCKWOOL A/S, Class B	113	46,513
Trane Technologies plc	1,811	610,162

		3,803,307

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,566	207,336
Cintas Corp.	2,770	569,318
Copart, Inc.*	7,082	400,770
Dai Nippon Printing Co. Ltd.	4,628	65,398
Rentokil Initial plc	30,243	135,795
Republic Services, Inc.	1,639	396,900
Rollins, Inc.	2,268	122,540
Secom Co. Ltd.	5,060	171,613
Securitas AB, Class B	5,891	83,192
TOPPAN Holdings, Inc.	2,877	77,761
Veralto Corp.	1,997	194,608
Waste Management, Inc.	2,950	682,954

		3,108,185

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,135	121,777
Bouygues SA	2,270	89,370
Eiffage SA	822	95,327
Ferrovial SE	5,682	253,008
Kajima Corp.	4,725	96,018
Obayashi Corp.	7,766	102,725
Quanta Services, Inc.	1,192	302,983
Skanska AB, Class B*	4,076	89,575
Taisei Corp.	2,009	88,522
Vinci SA	5,924	744,974

		1,984,279

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	18,955	968,854
AMETEK, Inc.	1,868	321,557
Eaton Corp. plc	3,192	867,681
Emerson Electric Co.	4,554	499,301
Fuji Electric Co. Ltd.	1,602	67,246
Fujikura Ltd.	3,000	107,967
GE Vernova, Inc.	2,228	680,164
Generac Holdings, Inc.*	481	60,919
Hubbell, Inc., Class B	433	143,284
Legrand SA	3,142	330,367
Mitsubishi Electric Corp.	22,810	413,649
Nidec Corp.	9,978	165,779
Prysmian SpA	3,366	183,293
Rockwell Automation, Inc.	913	235,901
Schneider Electric SE	6,554	1,493,552
Siemens Energy AG*	7,662	446,060
Vestas Wind Systems A/S*	12,098	166,435

		7,152,009

Ground Transportation (0.5%)
Central Japan Railway Co.	9,300	176,960
CSX Corp.	15,575	458,372
East Japan Railway Co.	10,870	213,936
Grab Holdings Ltd., Class A*	27,609	125,069
Hankyu Hanshin Holdings, Inc.	2,725	73,126
JB Hunt Transport Services, Inc.	642	94,984
MTR Corp. Ltd.	18,624	60,911
Norfolk Southern Corp.	1,829	433,199
Old Dominion Freight Line, Inc.	1,517	250,988
Tokyo Metro Co. Ltd.(x)	3,500	42,376
Tokyu Corp.	6,368	71,538
Uber Technologies, Inc.*	16,872	1,229,294
Union Pacific Corp.	4,880	1,152,851
West Japan Railway Co.	5,334	103,718

		4,487,322

Industrial Conglomerates (0.6%)
3M Co.	4,385	643,981
CK Hutchison Holdings Ltd.	32,035	180,112
DCC plc	1,185	78,756
Hikari Tsushin, Inc.	246	63,226
Hitachi Ltd.	55,605	1,281,966
Honeywell International, Inc.	5,252	1,112,111
Investment AB Latour, Class B(x)	1,773	48,030
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,812	72,262
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,215
Keppel Ltd.	16,985	86,724
Lifco AB, Class B	2,792	98,550
Sekisui Chemical Co. Ltd.	4,495	76,255
Siemens AG (Registered)	9,108	2,086,893
Smiths Group plc	4,106	102,419
Swire Pacific Ltd., Class A	4,757	41,937

		5,977,437

Machinery (1.3%)
Alfa Laval AB	3,465	147,848
Alstom SA*	4,146	91,365
Atlas Copco AB, Class A	32,180	510,306
Atlas Copco AB, Class B	18,701	261,116
Caterpillar, Inc.	3,860	1,273,028
Cummins, Inc.	1,110	347,918
Daifuku Co. Ltd.	3,891	94,480
Daimler Truck Holding AG	5,692	228,465
Deere & Co.	2,046	960,290
Dover Corp.	1,108	194,653
Epiroc AB, Class A	7,895	157,950
Epiroc AB, Class B	4,671	81,786
FANUC Corp.	11,305	306,009
Fortive Corp.	2,756	201,684
GEA Group AG	1,858	112,306
Hoshizaki Corp.	1,289	49,604
IDEX Corp.	612	110,754
Illinois Tool Works, Inc.	2,157	534,958
Indutrade AB	3,273	90,195
Ingersoll Rand, Inc.	3,254	260,418
Knorr-Bremse AG	869	78,508
Komatsu Ltd.	10,789	309,737
Kone OYJ, Class B	4,072	223,851
Kubota Corp.	11,673	142,498
Makita Corp.	2,876	94,435
Metso OYJ	7,447	76,514
Minebea Mitsumi, Inc.	4,369	63,311
Mitsubishi Heavy Industries Ltd.	38,390	646,531
Nordson Corp.	438	88,353
Otis Worldwide Corp.	3,202	330,446
PACCAR, Inc.	4,235	412,362
Parker-Hannifin Corp.	1,040	632,164
Pentair plc	1,334	116,698
Rational AG	61	50,459
Sandvik AB	12,775	266,893
Schindler Holding AG	488	152,131
Schindler Holding AG (Registered)	281	84,805
SKF AB, Class B(x)*	4,086	82,193
SMC Corp.	654	231,401
Snap-on, Inc.	423	142,555
Spirax Group plc	882	70,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	1,245	$95,716
Techtronic Industries Co. Ltd.	16,452	197,155
Toyota Industries Corp.	1,909	161,703
Trelleborg AB, Class B	2,552	94,394
VAT Group AG(m)	323	114,932
Volvo AB, Class B(x)*	19,030	555,084
Wartsila OYJ Abp	6,024	106,793
Westinghouse Air Brake Technologies Corp.	1,380	250,263
Xylem, Inc.	1,962	234,381
Yangzijiang Shipbuilding Holdings Ltd.	31,000	54,247
Yaskawa Electric Corp.	2,697	67,070

		12,243,126

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	35	59,909
AP Moller - Maersk A/S, Class B	55	95,537
Kawasaki Kisen Kaisha Ltd.	4,463	60,210
Kuehne + Nagel International AG (Registered)	579	133,182
Mitsui OSK Lines Ltd.	4,141	143,233
Nippon Yusen KK	5,245	172,082
SITC International Holdings Co. Ltd.	15,800	42,945

		707,098

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,932	35,545
Delta Air Lines, Inc.	5,182	225,935
Deutsche Lufthansa AG (Registered)	7,187	52,037
Japan Airlines Co. Ltd.	1,685	28,720
Qantas Airways Ltd.	8,881	50,221
Singapore Airlines Ltd.	17,466	88,009
Southwest Airlines Co.	4,787	160,747
United Airlines Holdings, Inc.*	2,656	183,397

		824,611

Professional Services (0.7%)
Automatic Data Processing, Inc.	3,286	1,003,972
Broadridge Financial Solutions, Inc.	945	229,125
Bureau Veritas SA	3,805	114,955
Computershare Ltd.	6,316	154,429
Dayforce, Inc.*	1,284	74,896
Equifax, Inc.	1,001	243,803
Experian plc	11,019	507,862
Intertek Group plc	1,933	124,972
Jacobs Solutions, Inc.	990	119,681
Leidos Holdings, Inc.	1,059	142,901
Paychex, Inc.	2,588	399,277
Paycom Software, Inc.	380	83,022
Randstad NV(x)	1,300	53,697
Recruit Holdings Co. Ltd.	16,831	859,224
RELX plc	22,288	1,115,057
SGS SA (Registered)	1,816	180,471
Teleperformance SE	645	64,499
Verisk Analytics, Inc.	1,140	339,287
Wolters Kluwer NV	2,858	443,620

		6,254,750

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	3,113	90,679
AerCap Holdings NV	2,328	237,852
Ashtead Group plc	5,227	279,937
Beijer Ref AB, Class B	4,610	64,482
Brenntag SE	1,470	94,735
Bunzl plc	3,962	151,797
Fastenal Co.	4,631	359,134
IMCD NV	708	93,896
ITOCHU Corp.	14,280	657,019
Marubeni Corp.	16,918	268,394
Mitsubishi Corp.	40,978	717,573
Mitsui & Co. Ltd.	30,232	564,267
MonotaRO Co. Ltd.	2,966	55,320
Reece Ltd.(x)	2,708	26,532
Rexel SA	2,679	71,783
SGH Ltd.	2,437	75,605
Sumitomo Corp.	13,048	293,339
Toyota Tsusho Corp.	7,661	127,334
United Rentals, Inc.	527	330,271
W.W. Grainger, Inc.	358	353,643

		4,913,592

Transportation Infrastructure (0.1%)
Aena SME SA(m)	899	210,555
Aeroports de Paris SA	415	42,159
Auckland International Airport Ltd.	20,145	93,443
Getlink SE	3,623	62,485
Transurban Group	37,193	311,184

		719,826

Total Industrials		68,742,969

Information Technology (14.2%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	8,343	646,416
Cisco Systems, Inc.	32,167	1,985,026
F5, Inc.*	466	124,082
Juniper Networks, Inc.	2,674	96,772
Motorola Solutions, Inc.	1,350	591,043
Nokia OYJ	60,448	316,354
Telefonaktiebolaget LM Ericsson, Class B	33,282	257,202

		4,016,895

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	9,781	641,536
CDW Corp.	1,076	172,440
Corning, Inc.	6,226	285,026
Halma plc	4,548	151,631
Hexagon AB, Class B	24,875	263,925
Jabil, Inc.	885	120,422
Keyence Corp.	2,301	897,143
Keysight Technologies, Inc.*	1,396	209,079
Kyocera Corp.	15,396	171,985
Murata Manufacturing Co. Ltd.	19,960	306,806
Omron Corp.	2,061	57,877
Shimadzu Corp.	2,852	70,924
TDK Corp.	23,240	239,543
TE Connectivity plc	2,410	340,581
Teledyne Technologies, Inc.*	376	187,139
Trimble, Inc.*	1,985	130,315
Yokogawa Electric Corp.	2,710	52,270
Zebra Technologies Corp., Class A*	415	117,262

		4,415,904

IT Services (0.7%)
Accenture plc, Class A	5,052	1,576,426
Akamai Technologies, Inc.*	1,213	97,646
Capgemini SE	1,848	275,857
Cognizant Technology Solutions Corp., Class A	3,995	305,617
EPAM Systems, Inc.*	458	77,329
Fujitsu Ltd.	21,130	415,725
Gartner, Inc.*	620	260,239
GoDaddy, Inc., Class A*	1,140	205,360
International Business Machines Corp.	7,468	1,856,993
NEC Corp.	14,795	310,223
Nomura Research Institute Ltd.	4,535	146,218
NTT Data Group Corp.	7,583	135,568
Obic Co. Ltd.	3,890	111,754
Otsuka Corp.	2,760	59,546
SCSK Corp.	1,824	44,873
TIS, Inc.	2,502	68,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	657	$166,793
Wix.com Ltd.*	633	103,420

		6,218,547

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	13,088	1,344,661
Advantest Corp.	9,207	397,278
Analog Devices, Inc.	4,007	808,092
Applied Materials, Inc.	6,564	952,568
ASM International NV	562	252,435
ASML Holding NV	4,720	3,092,864
BE Semiconductor Industries NV	972	100,078
Broadcom, Inc.	37,857	6,338,398
Disco Corp.	1,059	211,073
Enphase Energy, Inc.*	1,070	66,394
First Solar, Inc.*	865	109,362
Infineon Technologies AG	15,645	514,190
Intel Corp.	34,971	794,191
KLA Corp.	1,073	729,425
Lam Research Corp.	10,367	753,681
Lasertec Corp.	972	82,172
Microchip Technology, Inc.	4,344	210,293
Micron Technology, Inc.	8,999	781,923
Monolithic Power Systems, Inc.	386	223,872
Nova Ltd.*	351	64,206
NVIDIA Corp.	197,791	21,436,589
NXP Semiconductors NV	2,053	390,193
ON Semiconductor Corp.*	3,404	138,509
QUALCOMM, Inc.	8,933	1,372,198
Renesas Electronics Corp.	20,215	267,867
SCREEN Holdings Co. Ltd.	1,000	63,971
Skyworks Solutions, Inc.	1,298	83,890
STMicroelectronics NV	8,111	175,408
Teradyne, Inc.	1,315	108,619
Texas Instruments, Inc.	7,352	1,321,154
Tokyo Electron Ltd.	5,335	715,293

		43,900,847

Software (4.6%)
Adobe, Inc.*	3,516	1,348,491
ANSYS, Inc.*	706	223,491
Autodesk, Inc.*	1,736	454,485
Cadence Design Systems, Inc.*	2,215	563,341
Check Point Software Technologies Ltd.*	1,054	240,228
Crowdstrike Holdings, Inc., Class A*	1,989	701,282
CyberArk Software Ltd.*	561	189,618
Dassault Systemes SE	8,019	302,963
Fair Isaac Corp.*	197	363,299
Fortinet, Inc.*	5,138	494,584
Gen Digital, Inc.	4,380	116,245
Intuit, Inc.	2,261	1,388,231
Microsoft Corp.	60,040	22,538,416
Monday.com Ltd.*	448	108,936
Nemetschek SE	692	79,914
Nice Ltd.*	753	114,616
Oracle Corp.	471	49,160
Oracle Corp. (Moscow Stock Exchange)	13,102	1,831,791
Palantir Technologies, Inc., Class A*	16,555	1,397,242
Palo Alto Networks, Inc.*	5,347	912,412
PTC, Inc.*	972	150,611
Roper Technologies, Inc.	866	510,576
Sage Group plc (The)	12,010	187,253
Salesforce, Inc.	7,729	2,074,154
SAP SE	12,514	3,307,071
ServiceNow, Inc.*	1,664	1,324,777
Synopsys, Inc.*	1,248	535,205
Temenos AG (Registered)	675	51,958
Trend Micro, Inc.	1,561	104,230
Tyler Technologies, Inc.*	346	201,161
WiseTech Global Ltd.	2,203	111,817
Workday, Inc., Class A*	1,728	403,540
Xero Ltd.*	1,742	168,444

		42,549,542

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	121,324	26,949,700
Canon, Inc.	11,138	344,930
Dell Technologies, Inc., Class C	2,520	229,698
FUJIFILM Holdings Corp.	13,440	254,884
Hewlett Packard Enterprise Co.	10,693	164,993
HP, Inc.	7,574	209,724
Logitech International SA (Registered)	1,822	152,235
NetApp, Inc.	1,642	144,233
Ricoh Co. Ltd.	6,338	66,638
Seagate Technology Holdings plc	1,710	145,264
Seiko Epson Corp.	3,476	55,307
Super Micro Computer, Inc.(x)*	4,067	139,254
Western Digital Corp.*	2,809	113,568

		28,970,428

Total Information Technology		130,072,163

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	6,930	1,312,396
Air Products and Chemicals, Inc.	1,797	529,971
Akzo Nobel NV	2,045	125,334
Albemarle Corp.(x)	950	68,419
Arkema SA	683	51,992
Asahi Kasei Corp.	15,020	104,847
BASF SE	10,693	530,654
CF Industries Holdings, Inc.	1,405	109,801
Corteva, Inc.	5,537	348,443
Covestro AG*	2,150	138,093
Croda International plc	1,589	59,997
Dow, Inc.	5,684	198,485
DSM-Firmenich AG	2,228	220,099
DuPont de Nemours, Inc.	3,376	252,120
Eastman Chemical Co.	930	81,942
Ecolab, Inc.	2,035	515,913
EMS-Chemie Holding AG (Registered)(x)	84	56,968
Evonik Industries AG	3,070	66,176
Givaudan SA (Registered)	111	476,521
ICL Group Ltd.	9,273	52,094
International Flavors & Fragrances, Inc.	2,075	161,041
Linde plc	3,846	1,790,851
LyondellBasell Industries NV, Class A	2,093	147,347
Mitsubishi Chemical Group Corp.	16,278	79,985
Mosaic Co. (The)	2,565	69,281
Nippon Paint Holdings Co. Ltd.	11,392	85,142
Nippon Sanso Holdings Corp.	2,049	61,665
Nitto Denko Corp.	8,450	154,082
Novonesis (Novozymes) B	4,222	245,378
PPG Industries, Inc.	1,874	204,922
Sherwin-Williams Co. (The)	1,871	653,335
Shin-Etsu Chemical Co. Ltd.	21,409	604,630
Sika AG (Registered)	1,827	440,281
Syensqo SA	882	59,864
Symrise AG, Class A	1,591	164,637
Toray Industries, Inc.	16,574	112,269
Yara International ASA	1,983	59,543

		10,394,518

Construction Materials (0.2%)
Heidelberg Materials AG	1,636	278,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Holcim AG	6,244	$666,958
James Hardie Industries plc (CHDI)*	5,149	123,804
Martin Marietta Materials, Inc.	494	236,196
Vulcan Materials Co.	1,067	248,931

		1,554,596

Containers & Packaging (0.1%)
Amcor plc(x)	11,673	113,228
Avery Dennison Corp.	649	115,502
Ball Corp.	2,410	125,489
International Paper Co.	4,258	227,164
Packaging Corp. of America	720	142,574
SIG Group AG	3,663	67,530
Smurfit WestRock plc	3,993	179,925

		971,412

Metals & Mining (0.7%)
Anglo American plc	15,225	421,855
Antofagasta plc	4,723	101,794
ArcelorMittal SA	5,619	160,827
BHP Group Ltd.	60,808	1,451,443
BlueScope Steel Ltd.	5,254	69,861
Boliden AB	3,276	106,671
Fortescue Ltd.	20,287	194,835
Freeport-McMoRan, Inc.	11,606	439,403
Glencore plc	124,257	449,907
JFE Holdings, Inc.	6,910	84,285
Newmont Corp.	9,195	443,935
Nippon Steel Corp.	11,609	247,288
Norsk Hydro ASA	16,844	96,574
Northern Star Resources Ltd.	13,707	156,907
Nucor Corp.	1,896	228,165
Rio Tinto Ltd.	4,448	320,985
Rio Tinto plc	13,512	800,533
South32 Ltd.	54,106	108,862
Steel Dynamics, Inc.	1,144	143,092
Sumitomo Metal Mining Co. Ltd.	2,977	64,407

		6,091,629

Paper & Forest Products (0.0%)†
Holmen AB, Class B(x)	913	36,077
Mondi plc	5,287	78,368
Stora Enso OYJ, Class R	6,975	65,722
Svenska Cellulosa AB SCA, Class B*	7,267	95,611
UPM-Kymmene OYJ	6,394	170,772

		446,550

Total Materials		19,458,705

Real Estate (1.4%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	669	37,472
GPT Group (The) (REIT)	22,944	62,507
Land Securities Group plc (REIT)	8,476	60,219
Stockland (REIT)	28,593	87,545

		247,743

Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,244	115,082
Healthpeak Properties, Inc. (REIT)	5,650	114,243
Ventas, Inc. (REIT)	3,531	242,792
Welltower, Inc. (REIT)	4,921	753,946

		1,226,063

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,646	80,230

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	44,418	87,815
Goodman Group (REIT)	24,335	432,299
Prologis, Inc. (REIT)	7,486	836,860
Segro plc (REIT)	15,393	137,358

		1,494,332

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,175	78,948
Gecina SA (REIT)	535	50,243
Nippon Building Fund, Inc. (REIT)	92	78,144

		207,335

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	508	34,044
CapitaLand Investment Ltd.	28,042	56,809
CBRE Group, Inc., Class A*	2,387	312,172
CK Asset Holdings Ltd.	23,090	93,322
CoStar Group, Inc.*	3,404	269,699
Daito Trust Construction Co. Ltd.	697	71,169
Daiwa House Industry Co. Ltd.	6,666	219,459
Fastighets AB Balder, Class B*	8,600	53,815
Henderson Land Development Co. Ltd.	16,985	48,785
Hongkong Land Holdings Ltd.	13,243	57,312
Hulic Co. Ltd.	5,486	52,559
LEG Immobilien SE	892	63,138
Mitsubishi Estate Co. Ltd.	12,732	206,442
Mitsui Fudosan Co. Ltd.	31,688	281,091
Sagax AB, Class B	2,632	55,144
Sino Land Co. Ltd.	48,300	48,353
Sumitomo Realty & Development Co. Ltd.	3,756	140,058
Sun Hung Kai Properties Ltd.	17,264	163,955
Swiss Prime Site AG (Registered)	926	113,670
Vonovia SE	8,873	239,476
Wharf Holdings Ltd. (The)	13,000	30,873
Wharf Real Estate Investment Co. Ltd.	20,012	48,658

		2,660,003

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,147	246,169
Camden Property Trust (REIT)	862	105,423
Equity Residential (REIT)	2,760	197,561
Essex Property Trust, Inc. (REIT)	519	159,110
Invitation Homes, Inc. (REIT)	4,601	160,345
Mid-America Apartment Communities, Inc. (REIT)	944	158,195
UDR, Inc. (REIT)	2,432	109,853

		1,136,656

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	69,633	108,251
Federal Realty Investment Trust (REIT)	623	60,942
Kimco Realty Corp. (REIT)	5,488	116,565
Klepierre SA (REIT)	2,577	86,159
Link REIT (REIT)	31,161	145,764
Realty Income Corp. (REIT)	7,069	410,073
Regency Centers Corp. (REIT)	1,318	97,216
Scentre Group (REIT)	62,301	130,801
Simon Property Group, Inc. (REIT)	2,477	411,380
Unibail-Rodamco-Westfield (REIT)	1,452	122,307
Vicinity Ltd. (REIT)	46,346	63,710

		1,753,168

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,774	821,222
Crown Castle, Inc. (REIT)	3,510	365,847
Digital Realty Trust, Inc. (REIT)	2,556	366,249
Equinix, Inc. (REIT)	786	640,865
Extra Space Storage, Inc. (REIT)	1,712	254,215
Iron Mountain, Inc. (REIT)	2,372	204,087
Public Storage (REIT)	1,273	380,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SBA Communications Corp. (REIT)	868	$190,969
VICI Properties, Inc. (REIT), Class A	8,514	277,727
Weyerhaeuser Co. (REIT)	5,860	171,581

		3,673,758

Total Real Estate		12,479,288

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	296	38,664
Alliant Energy Corp.	2,072	133,333
American Electric Power Co., Inc.	4,306	470,517
BKW AG	253	44,211
Chubu Electric Power Co., Inc.	7,753	83,893
CK Infrastructure Holdings Ltd.	7,519	45,028
CLP Holdings Ltd.	19,881	161,982
Constellation Energy Corp.	2,527	509,519
Contact Energy Ltd.	9,558	49,707
Duke Energy Corp.	6,267	764,386
Edison International	3,127	184,243
EDP SA	37,585	126,474
Endesa SA	3,804	100,775
Enel SpA	97,438	789,882
Entergy Corp.	3,463	296,052
Evergy, Inc.	1,857	128,040
Eversource Energy	2,962	183,970
Exelon Corp.	8,119	374,123
FirstEnergy Corp.	4,143	167,460
Fortum OYJ	5,374	87,803
Iberdrola SA	69,834	1,128,142
Kansai Electric Power Co., Inc. (The)	11,396	134,672
NextEra Energy, Inc.	16,608	1,177,341
NRG Energy, Inc.	1,636	156,173
Origin Energy Ltd.	20,634	135,765
PG&E Corp.	17,716	304,361
Pinnacle West Capital Corp.	918	87,439
Power Assets Holdings Ltd.	16,792	100,561
PPL Corp.	5,963	215,324
Redeia Corp. SA	4,861	97,555
Southern Co. (The)	8,849	813,665
SSE plc	13,221	272,227
Terna - Rete Elettrica Nazionale	16,852	152,409
Verbund AG	816	57,749
Xcel Energy, Inc.	4,638	328,324

		9,901,769

Gas Utilities (0.1%)
APA Group	15,510	76,562
Atmos Energy Corp.	1,282	198,172
Hong Kong & China Gas Co. Ltd.	134,340	115,497
Osaka Gas Co. Ltd.	4,341	97,911
Snam SpA	24,152	125,224
Tokyo Gas Co. Ltd.	4,173	132,515

		745,881

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,743	71,328
EDP Renovaveis SA	3,737	31,155
Meridian Energy Ltd.	15,609	49,627
Orsted A/S(m)*	2,014	87,978
RWE AG	7,575	270,462
Vistra Corp.	2,748	322,725

		833,275

Multi-Utilities (0.5%)
Ameren Corp.	2,180	218,872
CenterPoint Energy, Inc.	5,264	190,715
Centrica plc	60,816	117,328
CMS Energy Corp.	2,413	181,240
Consolidated Edison, Inc.	2,798	309,431
Dominion Energy, Inc.	6,784	380,379
DTE Energy Co.	1,674	231,464
E.ON SE	26,901	406,069
Engie SA	21,885	426,785
National Grid plc	58,608	764,261
NiSource, Inc.	3,795	152,141
Public Service Enterprise Group, Inc.	4,024	331,175
Sembcorp Industries Ltd.	11,100	52,003
Sempra	5,116	365,078
Veolia Environnement SA	8,430	289,413
WEC Energy Group, Inc.	2,566	279,643

		4,695,997

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,574	232,197
Severn Trent plc	3,236	105,798
United Utilities Group plc	8,167	106,394

		444,389

Total Utilities		16,621,311

Total Common Stocks (64.2%) (Cost $314,688,426)		587,146,592

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	65,957	35,186,740

Total Exchange Traded Funds (3.9%) (Cost $22,248,203)		35,186,740

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB
3.250%, 11/16/28	$745,000	729,508
4.750%, 12/8/28	1,290,000	1,323,027
FHLMC
6.750%, 3/15/31	1,000,000	1,135,427
6.250%, 7/15/32	2,282,000	2,569,073
FNMA
1.875%, 9/24/26	1,297,000	1,257,561
0.750%, 10/8/27	5,000,000	4,618,939
7.250%, 5/15/30	1,600,000	1,829,714
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	4,985,819

Total U.S. Government Agency Securities		18,449,068

U.S. Treasury Obligations (26.8%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,674,087
5.250%, 11/15/28	7,983,800	8,330,849
U.S. Treasury Notes
0.875%, 9/30/26	13,524,900	12,920,203
2.000%, 11/15/26	9,961,400	9,655,186
1.250%, 12/31/26	4,064,300	3,880,027
1.500%, 1/31/27	3,846,200	3,681,097
2.250%, 2/15/27	4,750,400	4,605,670
1.875%, 2/28/27	2,319,900	2,232,450
2.375%, 5/15/27	10,030,500	9,714,175
3.250%, 6/30/27	7,648,500	7,541,292
2.250%, 8/15/27	5,434,100	5,230,397
4.125%, 10/31/27	2,266,200	2,277,467
2.250%, 11/15/27#	12,465,600	11,950,768
3.875%, 12/31/27	4,047,600	4,043,654
4.000%, 2/29/28	4,072,800	4,081,763
3.500%, 4/30/28	4,241,900	4,189,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/31/28	$2,970,400	$2,943,721
4.000%, 6/30/28	6,503,900	6,520,139
4.375%, 8/31/28	8,076,800	8,187,829
4.625%, 9/30/28	2,842,100	2,905,847
3.125%, 11/15/28	588,400	572,096
4.375%, 11/30/28	2,428,400	2,464,072
3.750%, 12/31/28	4,964,900	4,931,075
4.000%, 1/31/29	4,838,800	4,847,482
2.625%, 2/15/29	1,585,100	1,510,400
4.250%, 2/28/29	1,811,900	1,831,330
4.125%, 3/31/29	5,376,600	5,410,872
4.625%, 4/30/29	4,178,200	4,282,714
2.375%, 5/15/29	4,216,300	3,964,615
4.500%, 5/31/29	4,628,800	4,724,100
4.250%, 6/30/29	3,041,400	3,075,556
1.625%, 8/15/29	6,028,100	5,472,737
3.500%, 9/30/29	3,657,000	3,586,491
1.750%, 11/15/29	5,128,200	4,656,427
1.500%, 2/15/30	4,655,300	4,147,022
0.625%, 5/15/30	5,588,700	4,721,136
0.625%, 8/15/30	3,253,500	2,723,961
0.875%, 11/15/30	4,056,200	3,417,058
4.375%, 11/30/30	2,193,900	2,230,647
1.625%, 5/15/31	3,247,100	2,820,376
1.250%, 8/15/31	15,571,900	13,110,311
1.375%, 11/15/31	2,185,600	1,841,994
1.875%, 2/15/32	2,338,400	2,026,498
2.875%, 5/15/32	4,249,400	3,923,350
2.750%, 8/15/32	2,982,400	2,721,534
4.125%, 11/15/32	3,018,500	3,016,604
3.500%, 2/15/33	3,262,300	3,118,074
3.375%, 5/15/33	4,686,500	4,428,228
3.875%, 8/15/33	4,592,500	4,490,698
4.500%, 11/15/33	3,472,000	3,547,258
4.000%, 2/15/34	3,123,500	3,073,966
4.375%, 5/15/34	3,554,200	3,593,722
3.875%, 8/15/34	2,389,500	2,323,182
4.625%, 2/15/35	2,709,300	2,791,419

Total U.S. Treasury Obligations		244,963,583

Total Long-Term Debt Securities (28.8%) (Cost $269,750,045)		263,412,651

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	30,501,617	30,501,617
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	5,281,153	5,282,738

Total Investment Companies		35,784,355

Total Short-Term Investments (3.9%) (Cost $35,784,876)		35,784,355

Total Investments in Securities (100.8%) (Cost $642,471,550)		921,530,338
Other Assets Less Liabilities (-0.8%)		(7,544,476)

Net Assets (100%)		$913,985,862

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $117,945 or 0.0% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,090,316.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $2,312,100 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $31,119,407. This was collateralized by $1,320,318 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $30,501,617 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.2
Germany	2.2
Hong Kong	0.4
Ireland	0.3
Israel	0.2
Italy	0.7
Japan	4.8
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.4
South Africa	0.0	#
South Korea	0.0	#
Spain	0.7
Sweden	0.7
Switzerland	1.1
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	80.8
Cash and Other	(0.8)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	27	6/2025	GBP	2,996,653	(43,661)
MSCI EAFE E-Mini Index	6	6/2025	USD	724,890	(13,643)
Russell 2000 E-Mini Index	364	6/2025	USD	36,893,220	(4,342)
U.S. Treasury 5 Year Note	4	6/2025	USD	432,625	(1,147)

					(62,793)

Short Contracts
EURO STOXX 50 Index	(112)	6/2025	EUR	(6,284,170)	227,693
S&P 500 E-Mini Index	(19)	6/2025	USD	(5,370,587)	36,821
SPI 200 Index	(80)	6/2025	AUD	(9,843,887)	19,525
TOPIX Index	(32)	6/2025	JPY	(5,679,312)	231,165
U.S. Treasury 2 Year Note	(1)	6/2025	USD	(207,172)	(423)
U.S. Treasury 10 Year Note	(2)	6/2025	USD	(222,437)	(1,410)

					513,371

					450,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	17,203,718	USD	10,656,293	Bank of America	4/9/2025	94,053
AUD	5,223,955	USD	3,239,803	Citibank NA	4/9/2025	24,568
USD	1,019,540	AUD	1,598,317	Barclays Bank plc	4/9/2025	20,775
USD	3,822,315	AUD	6,090,067	Citibank NA	4/9/2025	16,723
USD	2,451,666	AUD	3,899,902	HSBC Bank plc	4/9/2025	14,675
USD	3,010,738	NZD	5,258,923	Citibank NA	4/9/2025	24,569
NOK	56,542,187	USD	4,959,019	UBS AG	4/16/2025	415,392
SEK	39,841,848	USD	3,965,860	Bank of America	4/16/2025	1,156
SEK	27,058,321	USD	2,549,259	Morgan Stanley	4/16/2025	144,913
USD	6,205,540	SEK	62,122,101	Morgan Stanley	4/16/2025	20,101
JPY	1,131,545,694	USD	7,515,428	Citibank NA	4/24/2025	47,321
USD	4,784,016	JPY	712,503,041	Citibank NA	4/24/2025	21,962
USD	1,852,323	JPY	275,649,868	HSBC Bank plc	4/24/2025	10,001
EUR	3,786,012	USD	4,100,599	Morgan Stanley	5/9/2025	1,528
USD	11,178,059	CHF	9,790,431	Bank of America	5/9/2025	62,405
USD	4,440,767	EUR	4,083,590	BNP Paribas	5/9/2025	16,217
USD	25,317,664	GBP	19,591,045	Bank of America	5/16/2025	12,627

Total unrealized appreciation						948,986

AUD	10,681,813	USD	6,785,301	Bank of America	4/9/2025	(110,396)
NZD	22,056,975	USD	12,840,631	Barclays Bank plc	4/9/2025	(316,041)
USD	523,629	NZD	940,831	JPMorgan Chase Bank	4/9/2025	(10,602)
USD	6,972,195	NOK	73,465,397	Barclays Bank plc	4/16/2025	(10,790)
USD	5,227,617	SEK	57,634,648	Bank of America	4/16/2025	(511,011)
USD	1,368,524	SEK	15,153,528	Barclays Bank plc	4/16/2025	(140,299)
JPY	1,487,417,475	USD	10,170,272	Barclays Bank plc	4/24/2025	(229,034)
USD	3,522,210	JPY	529,749,133	BNP Paribas	4/24/2025	(18,398)
CHF	8,167,318	USD	9,344,008	Citibank NA	5/9/2025	(71,170)
EUR	10,604,784	USD	11,608,237	Morgan Stanley	5/9/2025	(118,005)
USD	9,009,662	CHF	8,016,999	Bank of America	5/9/2025	(92,509)
USD	8,526,666	CHF	7,540,199	Deutsche Bank AG	5/9/2025	(34,166)
USD	9,145,528	EUR	8,677,820	Morgan Stanley	5/9/2025	(256,848)

Total unrealized depreciation						(1,919,269)

Net unrealized depreciation						(970,283)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$36,914,111	$8,603,475	$—		$45,517,586
Consumer Discretionary	39,620,955	21,033,762	—		60,654,717
Consumer Staples	23,463,997	16,585,127	—		40,049,124
Energy	14,059,734	7,562,493	—		21,622,227
Financials	56,456,767	47,823,292	—		104,280,059
Health Care	43,129,871	24,518,572	—	(a)	67,648,443
Industrials	32,947,391	35,795,578	—		68,742,969
Information Technology	114,429,524	15,642,639	—		130,072,163
Materials	7,775,475	11,683,230	—		19,458,705
Real Estate	8,710,562	3,768,726	—		12,479,288
Utilities	9,758,830	6,862,481	—		16,621,311
Exchange Traded Fund	35,186,740	—	—		35,186,740
Forward Currency Contracts	—	948,986	—		948,986
Futures	515,204	—	—		515,204
Short-Term Investments
Investment Companies	35,784,355	—	—		35,784,355
U.S. Government Agency Securities	—	18,449,068	—		18,449,068
U.S. Treasury Obligations	—	244,963,583	—		244,963,583

Total Assets	$458,753,516	$464,241,012	$—		$922,994,528

Liabilities:
Forward Currency Contracts	$—	$(1,919,269)	$—		$(1,919,269)
Futures	(64,626)	—	—		(64,626)

Total Liabilities	$(64,626)	$(1,919,269)	$—		$(1,983,895)

Total	$458,688,890	$462,321,743	$—		$921,010,633

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$310,366,549
Aggregate gross unrealized depreciation	(33,463,935)

Net unrealized appreciation	$276,902,614

Federal income tax cost of investments in securities and derivative instruments, if applicable	$644,108,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	74,598	$2,109,631
BT Group plc(x)	105,955	226,995
Cellnex Telecom SA(m)	8,673	307,884
Deutsche Telekom AG (Registered)	57,156	2,114,891
Elisa OYJ	2,328	113,478
HKT Trust & HKT Ltd.	62,375	83,365
Infrastrutture Wireless Italiane SpA(m)	5,339	56,518
Koninklijke KPN NV	63,659	269,625
Nippon Telegraph & Telephone Corp.	489,220	471,966
Orange SA	30,481	395,344
Singapore Telecommunications Ltd.	121,651	308,808
Swisscom AG (Registered)	424	244,182
Telecom Italia SpA(x)*	163,102	54,813
Telefonica SA	64,971	305,882
Telenor ASA	10,080	144,196
Telia Co. AB	38,623	139,441
Telstra Group Ltd.	66,205	174,160
Verizon Communications, Inc.	43,749	1,984,455

		9,505,634

Entertainment (0.8%)
Bollore SE	11,672	68,153
Capcom Co. Ltd.	5,710	139,486
CTS Eventim AG & Co. KGaA	1,022	101,889
Electronic Arts, Inc.	2,465	356,242
Konami Group Corp.	1,626	190,580
Live Nation Entertainment, Inc.*	1,630	212,845
Netflix, Inc.*	4,445	4,145,096
Nexon Co. Ltd.	5,552	75,512
Nintendo Co. Ltd.	18,125	1,221,706
Sea Ltd. (ADR)*	5,996	782,418
Spotify Technology SA*	2,522	1,387,176
Take-Two Interactive Software, Inc.*	1,706	353,568
TKO Group Holdings, Inc., Class A	692	105,745
Toho Co. Ltd.	1,812	89,422
Universal Music Group NV	13,475	370,528
Walt Disney Co. (The)	18,787	1,854,277
Warner Bros Discovery, Inc.*	23,200	248,936

		11,703,579

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A	60,619	9,374,122
Alphabet, Inc., Class C	49,129	7,675,424
Auto Trader Group plc(m)	14,542	139,795
CAR Group Ltd.	6,183	121,660
LY Corp.	46,813	158,020
Match Group, Inc.	2,609	81,401
Meta Platforms, Inc., Class A	22,758	13,116,801
REA Group Ltd.(x)	865	118,666
Scout24 SE(m)	1,228	128,003

		30,913,892

Media (0.2%)
Charter Communications, Inc., Class A*	1,003	369,636
Comcast Corp., Class A	39,196	1,446,332
Dentsu Group, Inc.(x)	3,228	70,805
Fox Corp., Class A	2,264	128,142
Fox Corp., Class B	1,371	72,266
Informa plc	21,775	216,416
Interpublic Group of Cos., Inc. (The)	3,871	105,136
News Corp., Class A	3,929	106,947
News Corp., Class B	1,161	35,260
Omnicom Group, Inc.	2,042	169,302
Paramount Global, Class B	6,183	73,949
Publicis Groupe SA	3,747	351,438
WPP plc	17,661	132,593

		3,278,222

Wireless Telecommunication Services (0.3%)
KDDI Corp.	50,294	791,177
SoftBank Corp.	468,468	650,902
SoftBank Group Corp.	15,673	781,508
Tele2 AB, Class B	8,949	120,679
T-Mobile US, Inc.	4,983	1,329,016
Vodafone Group plc	332,862	313,451

		3,986,733

Total Communication Services		59,388,060

Consumer Discretionary (5.4%)
Automobile Components (0.1%)
Aisin Corp.	8,616	93,231
Aptiv plc(x)*	2,384	141,848
Bridgestone Corp.	9,346	373,553
Cie Generale des Etablissements Michelin SCA	10,975	384,618
Continental AG	1,801	125,726
Denso Corp.	30,925	380,197
Sumitomo Electric Industries Ltd.	11,671	191,884

		1,691,057

Automobiles (1.1%)
Bayerische Motoren Werke AG	4,746	378,115
Bayerische Motoren Werke AG (Preference)(q)	916	68,243
Dr Ing hc F Porsche AG (Preference)(q)§	1,864	92,614
Ferrari NV	2,064	875,313
Ford Motor Co.	40,453	405,744
General Motors Co.	10,340	486,290
Honda Motor Co. Ltd.	73,481	657,699
Isuzu Motors Ltd.	9,220	123,956
Mercedes-Benz Group AG	11,822	692,718
Nissan Motor Co. Ltd.*	36,487	92,124
Porsche Automobil Holding SE (Preference)(q)	2,507	93,686
Renault SA	3,147	158,403
Stellantis NV	33,186	368,242
Subaru Corp.	9,597	169,238
Suzuki Motor Corp.	25,752	310,761
Tesla, Inc.*	29,082	7,536,891
Toyota Motor Corp.	155,165	2,706,258
Volkswagen AG (Preference)(q)	3,375	341,437
Yamaha Motor Co. Ltd.	15,159	120,471

		15,678,203

Broadline Retail (1.5%)
Amazon.com, Inc.*	98,021	18,649,476
eBay, Inc.	4,978	337,160
Global-e Online Ltd.*	1,640	58,466
Next plc	1,923	275,355
Pan Pacific International Holdings Corp.	6,270	170,932
Prosus NV	22,397	1,031,076
Rakuten Group, Inc.*	24,678	140,065
Wesfarmers Ltd.	18,577	835,880

		21,498,410

Distributors (0.0%)†
D’ieteren Group	352	60,480
Genuine Parts Co.	1,445	172,158
LKQ Corp.	2,702	114,943
Pool Corp.	395	125,748

		473,329

Diversified Consumer Services (0.0%)†
Pearson plc	9,817	154,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.0%)
Accor SA	3,191	$144,538
Airbnb, Inc., Class A*	4,499	537,451
Amadeus IT Group SA	7,375	562,208
Aristocrat Leisure Ltd.	9,243	370,498
Booking Holdings, Inc.	344	1,584,777
Caesars Entertainment, Inc.*	2,208	55,200
Carnival Corp.*	10,889	212,662
Chipotle Mexican Grill, Inc.*	14,085	707,208
Compass Group plc	27,790	916,469
Darden Restaurants, Inc.	1,217	252,844
Delivery Hero SE(m)*	3,084	73,264
Domino’s Pizza, Inc.	359	164,943
DoorDash, Inc., Class A*	3,526	644,447
Entain plc	9,942	74,204
Evolution AB(m)	2,601	193,035
Expedia Group, Inc.	1,282	215,504
FDJ United(m)	1,668	52,413
Galaxy Entertainment Group Ltd.	35,414	138,353
Genting Singapore Ltd.	98,928	54,915
Hilton Worldwide Holdings, Inc.	2,500	568,875
InterContinental Hotels Group plc	2,594	276,508
Las Vegas Sands Corp.	3,571	137,948
Lottery Corp. Ltd. (The)	36,437	108,374
Marriott International, Inc., Class A	2,378	566,440
McDonald’s Corp.	7,447	2,326,219
MGM Resorts International*	2,325	68,913
Norwegian Cruise Line Holdings Ltd.*	4,570	86,647
Oriental Land Co. Ltd.	17,669	346,924
Royal Caribbean Cruises Ltd.	2,573	528,597
Sands China Ltd.*	39,720	79,629
Sodexo SA	1,448	93,004
Starbucks Corp.	11,805	1,157,952
Whitbread plc	2,888	91,362
Wynn Resorts Ltd.	931	77,739
Yum! Brands, Inc.	2,900	456,344
Zensho Holdings Co. Ltd.	1,561	83,790

		14,010,198

Household Durables (0.3%)
Barratt Redrow plc	22,566	123,274
DR Horton, Inc.	2,947	374,652
Garmin Ltd.	1,596	346,540
Lennar Corp., Class A	2,427	278,571
Mohawk Industries, Inc.*	544	62,114
NVR, Inc.*	31	224,576
Panasonic Holdings Corp.	38,161	450,711
PulteGroup, Inc.	2,104	216,291
Sekisui House Ltd.	9,763	217,404
Sony Group Corp.	100,704	2,527,839

		4,821,972

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	9,719	324,247
Hasbro, Inc.	1,363	83,811
Shimano, Inc.	1,230	172,089

		580,147

Specialty Retail (0.8%)
AutoZone, Inc.*	174	663,424
Avolta AG	1,439	62,524
Best Buy Co., Inc.	2,022	148,839
CarMax, Inc.*	1,598	124,516
Fast Retailing Co. Ltd.	3,092	908,284
H & M Hennes & Mauritz AB, Class B	9,273	121,635
Home Depot, Inc. (The)	10,323	3,783,276
Industria de Diseno Textil SA	17,859	885,407
JD Sports Fashion plc	42,421	37,207
Kingfisher plc	29,680	97,113
Lowe’s Cos., Inc.	5,868	1,368,594
Nitori Holdings Co. Ltd.	1,297	128,239
O’Reilly Automotive, Inc.*	597	855,250
Ross Stores, Inc.	3,429	438,192
TJX Cos., Inc. (The)	11,683	1,422,989
Tractor Supply Co.	5,552	305,915
Ulta Beauty, Inc.*	482	176,672
Williams-Sonoma, Inc.	1,279	202,210
Zalando SE(m)*	3,673	126,139
ZOZO, Inc.	6,567	62,741

		11,919,166

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	2,799	655,855
Asics Corp.	10,569	221,611
Cie Financiere Richemont SA (Registered)	8,803	1,521,893
Deckers Outdoor Corp.*	1,577	176,324
Hermes International SCA	519	1,353,040
Kering SA	1,219	251,653
Lululemon Athletica, Inc.*	1,164	329,482
LVMH Moet Hennessy Louis Vuitton SE	4,506	2,785,516
Moncler SpA	3,824	234,035
NIKE, Inc., Class B	12,276	779,280
Pandora A/S	1,342	205,006
Puma SE	1,715	41,521
Ralph Lauren Corp.	414	91,386
Swatch Group AG (The)	474	81,277
Tapestry, Inc.	2,151	151,452

		8,879,331

Total Consumer Discretionary		79,706,269

Consumer Staples (3.6%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	14,710	905,365
Asahi Group Holdings Ltd.	23,700	302,116
Brown-Forman Corp., Class B	1,893	64,248
Carlsberg A/S, Class B	1,564	198,751
Coca-Cola Co. (The)	40,237	2,881,774
Coca-Cola Europacific Partners plc(x)	3,391	295,119
Coca-Cola HBC AG	3,558	161,046
Constellation Brands, Inc., Class A	1,615	296,385
Davide Campari-Milano NV(x)	10,077	58,992
Diageo plc	36,971	962,071
Heineken Holding NV	2,122	153,503
Heineken NV	4,715	384,312
Keurig Dr Pepper, Inc.	12,408	424,602
Kirin Holdings Co. Ltd.	12,681	175,644
Molson Coors Beverage Co., Class B	1,789	108,896
Monster Beverage Corp.*	7,277	425,850
PepsiCo, Inc.	14,253	2,137,095
Pernod Ricard SA	3,304	326,037
Suntory Beverage & Food Ltd.	2,251	74,258
Treasury Wine Estates Ltd.	13,283	80,924

		10,416,988

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.(x)	10,790	269,768
Carrefour SA	8,879	126,923
Coles Group Ltd.	21,939	267,729
Costco Wholesale Corp.	4,613	4,362,883
Dollar General Corp.	2,286	201,008
Dollar Tree, Inc.*	2,101	157,722
J Sainsbury plc	28,717	87,248
Jeronimo Martins SGPS SA	4,636	98,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	4,471	$91,203
Kobe Bussan Co. Ltd.	2,436	57,234
Koninklijke Ahold Delhaize NV	15,069	563,125
Kroger Co. (The)	6,918	468,279
Marks & Spencer Group plc	33,585	154,228
MatsukiyoCocokara & Co.	5,485	85,590
Seven & i Holdings Co. Ltd.	36,552	527,115
Sysco Corp.	5,084	381,503
Target Corp.	4,762	496,962
Tesco plc	110,351	473,680
Walgreens Boots Alliance, Inc.	7,454	83,261
Walmart, Inc.	45,206	3,968,635
Woolworths Group Ltd.	19,997	369,231

		13,291,580

Food Products (0.7%)
Ajinomoto Co., Inc.	15,032	296,501
Archer-Daniels-Midland Co.	4,973	238,754
Associated British Foods plc	5,369	132,466
Barry Callebaut AG (Registered)(x)	58	76,835
Bunge Global SA	1,387	105,995
Campbell’s Co. (The)	2,045	81,636
Chocoladefabriken Lindt & Spruengli AG	15	202,442
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	261,784
Conagra Brands, Inc.	4,960	132,283
Danone SA	10,568	809,501
General Mills, Inc.	5,729	342,537
Hershey Co. (The)	1,535	262,531
Hormel Foods Corp.	3,024	93,563
J M Smucker Co. (The)	1,106	130,962
JDE Peet’s NV	2,797	61,153
Kellanova	2,794	230,477
Kerry Group plc, Class A	2,448	256,232
Kikkoman Corp.	11,089	106,535
Kraft Heinz Co. (The)	9,066	275,878
Lamb Weston Holdings, Inc.	1,482	78,991
Lotus Bakeries NV	7	62,142
McCormick & Co., Inc. (Non-Voting)	2,624	215,981
Meiji Holdings Co. Ltd.	3,901	84,527
Mondelez International, Inc., Class A	13,443	912,108
Mowi ASA	7,619	140,928
Nestle SA (Registered)	42,902	4,332,389
Nissin Foods Holdings Co. Ltd.	3,248	66,112
Orkla ASA	11,476	125,769
Salmar ASA	1,081	51,786
Tyson Foods, Inc., Class A	2,974	189,771
WH Group Ltd.(m)	136,557	125,300
Wilmar International Ltd.	31,110	77,368
Yakult Honsha Co. Ltd.	4,155	79,047

		10,640,284

Household Products (0.5%)
Church & Dwight Co., Inc.	2,556	281,390
Clorox Co. (The)	1,280	188,480
Colgate-Palmolive Co.	8,434	790,266
Essity AB, Class B	9,989	283,617
Henkel AG & Co. KGaA	1,701	122,405
Henkel AG & Co. KGaA (Preference)(q)	2,771	220,167
Kimberly-Clark Corp.	3,447	490,232
Procter & Gamble Co. (The)	24,369	4,152,965
Reckitt Benckiser Group plc	11,229	758,614
Unicharm Corp.	18,297	145,105

		7,433,241

Personal Care Products (0.4%)
Beiersdorf AG	1,624	209,670
Estee Lauder Cos., Inc. (The), Class A	2,434	160,644
Kao Corp.	7,645	329,929
Kenvue, Inc.	19,925	477,802
L’Oreal SA	3,937	1,459,539
Shiseido Co. Ltd.	6,577	123,656
Unilever plc	40,925	2,437,070

		5,198,310

Tobacco (0.4%)
Altria Group, Inc.	17,613	1,057,132
British American Tobacco plc	32,542	1,337,590
Imperial Brands plc	12,981	480,409
Japan Tobacco, Inc.	19,633	538,504
Philip Morris International, Inc.	16,159	2,564,918

		5,978,553

Total Consumer Staples		52,958,956

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	10,290	452,246
Halliburton Co.	9,021	228,863
Schlumberger NV	14,558	608,524
Tenaris SA	6,764	132,089

		1,421,722

Oil, Gas & Consumable Fuels (1.8%)
Aker BP ASA	5,173	122,678
APA Corp.	3,845	80,822
BP plc	263,988	1,487,129
Chevron Corp.	17,369	2,905,660
ConocoPhillips	13,259	1,392,460
Coterra Energy, Inc.	7,653	221,172
Devon Energy Corp.	6,827	255,330
Diamondback Energy, Inc.	1,942	310,487
ENEOS Holdings, Inc.	44,704	233,162
Eni SpA	34,950	540,342
EOG Resources, Inc.	5,845	749,563
EQT Corp.	6,201	331,319
Equinor ASA	13,715	363,254
Expand Energy Corp.	2,185	243,234
Exxon Mobil Corp.	45,238	5,380,155
Galp Energia SGPS SA	6,831	119,881
Hess Corp.	2,872	458,745
Idemitsu Kosan Co. Ltd.	14,859	104,317
Inpex Corp.	14,473	198,535
Kinder Morgan, Inc.	20,089	573,139
Marathon Petroleum Corp.	3,284	478,446
Neste OYJ	6,925	63,903
Occidental Petroleum Corp.	7,021	346,557
OMV AG	2,411	123,833
ONEOK, Inc.	6,448	639,771
Phillips 66	4,292	529,976
Repsol SA	18,946	251,982
Santos Ltd.	53,164	221,242
Shell plc	99,810	3,642,260
Targa Resources Corp.	2,266	454,265
Texas Pacific Land Corp.	196	259,698
TotalEnergies SE	35,335	2,279,473
Valero Energy Corp.	3,290	434,510
Williams Cos., Inc. (The)	12,668	757,040
Woodside Energy Group Ltd.	31,083	449,041

		27,003,381

Total Energy		28,425,103

Financials (9.3%)
Banks (3.6%)
ABN AMRO Bank NV (CVA)(m)	7,501	157,026
AIB Group plc	34,303	220,696
ANZ Group Holdings Ltd.	48,777	886,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA	94,365	$1,280,053
Banco BPM SpA	21,085	213,081
Banco de Sabadell SA	89,052	248,529
Banco Santander SA	248,114	1,662,298
Bank Hapoalim BM	20,606	277,517
Bank Leumi Le-Israel BM	24,596	329,534
Bank of America Corp.	68,812	2,871,525
Bank of Ireland Group plc	16,427	192,635
Banque Cantonale Vaudoise (Registered)	493	53,719
Barclays plc	240,327	893,453
BNP Paribas SA	16,664	1,385,825
BOC Hong Kong Holdings Ltd.	60,427	243,837
BPER Banca SpA	16,291	127,007
CaixaBank SA	64,600	501,118
Chiba Bank Ltd. (The)	9,344	87,154
Citigroup, Inc.	19,507	1,384,802
Citizens Financial Group, Inc.	4,543	186,127
Commerzbank AG	15,514	351,778
Commonwealth Bank of Australia	27,402	2,584,245
Concordia Financial Group Ltd.	17,218	112,636
Credit Agricole SA	17,423	316,032
Danske Bank A/S	11,291	368,367
DBS Group Holdings Ltd.	32,266	1,109,677
DNB Bank ASA	14,659	383,867
Erste Group Bank AG	5,040	347,258
Fifth Third Bancorp	6,961	272,871
FinecoBank Banca Fineco SpA	10,003	196,802
Hang Seng Bank Ltd.	12,293	166,509
HSBC Holdings plc	292,668	3,303,813
Huntington Bancshares, Inc.	15,108	226,771
ING Groep NV	51,523	1,002,256
Intesa Sanpaolo SpA	247,781	1,268,360
Israel Discount Bank Ltd., Class A	20,182	139,594
Japan Post Bank Co. Ltd.	23,734	238,305
JPMorgan Chase & Co.	29,058	7,127,927
KBC Group NV	3,759	341,427
KeyCorp	10,352	165,529
Lloyds Banking Group plc	992,316	923,939
M&T Bank Corp.	1,724	308,165
Mediobanca Banca di Credito Finanziario SpA	8,185	152,803
Mitsubishi UFJ Financial Group, Inc.	187,723	2,516,908
Mizrahi Tefahot Bank Ltd.	2,539	113,687
Mizuho Financial Group, Inc.	39,465	1,065,889
National Australia Bank Ltd.	50,348	1,070,267
NatWest Group plc	125,259	731,027
Nordea Bank Abp	51,608	656,810
Oversea-Chinese Banking Corp. Ltd.	55,838	715,843
PNC Financial Services Group, Inc. (The)	4,115	723,294
Regions Financial Corp.	9,447	205,283
Resona Holdings, Inc.	34,263	293,996
Skandinaviska Enskilda Banken AB, Class A(x)*	25,977	425,120
Societe Generale SA	11,791	527,706
Standard Chartered plc	33,668	495,576
Sumitomo Mitsui Financial Group, Inc.	61,078	1,545,376
Sumitomo Mitsui Trust Group, Inc.	10,613	263,220
Svenska Handelsbanken AB, Class A(x)	23,875	268,754
Swedbank AB, Class A(x)	13,897	315,081
Truist Financial Corp.	13,676	562,767
UniCredit SpA	22,862	1,273,857
United Overseas Bank Ltd.	20,477	577,770
US Bancorp	16,212	684,471
Wells Fargo & Co.	34,179	2,453,710
Westpac Banking Corp.	56,201	1,108,650

		53,206,543

Capital Markets (1.7%)
3i Group plc	15,935	744,319
Ameriprise Financial, Inc.	1,000	484,110
Amundi SA(m)	1,009	78,554
ASX Ltd.	3,174	129,190
Bank of New York Mellon Corp. (The)	7,458	625,502
BlackRock, Inc.	1,513	1,432,024
Blackstone, Inc.	7,606	1,063,167
Cboe Global Markets, Inc.	1,088	246,204
Charles Schwab Corp. (The)	17,710	1,386,339
CME Group, Inc.	3,745	993,511
CVC Capital Partners plc*§	3,480	68,579
Daiwa Securities Group, Inc.	21,803	144,462
Deutsche Bank AG (Registered)	30,300	714,897
Deutsche Boerse AG	3,083	907,086
EQT AB(x)	6,096	184,485
Euronext NV(m)	1,280	185,049
FactSet Research Systems, Inc.	395	179,583
Franklin Resources, Inc.	3,221	62,004
Futu Holdings Ltd. (ADR)	908	92,934
Goldman Sachs Group, Inc. (The)	3,243	1,771,618
Hong Kong Exchanges & Clearing Ltd.	19,705	873,139
Intercontinental Exchange, Inc.	5,971	1,029,998
Invesco Ltd.	4,656	70,632
Japan Exchange Group, Inc.	16,270	165,694
Julius Baer Group Ltd.	3,372	231,356
KKR & Co., Inc.	7,015	811,004
London Stock Exchange Group plc	7,831	1,159,259
Macquarie Group Ltd.	5,927	728,253
MarketAxess Holdings, Inc.	392	84,809
Moody’s Corp.	1,609	749,295
Morgan Stanley	12,859	1,500,260
MSCI, Inc.	807	456,359
Nasdaq, Inc.	4,301	326,274
Nomura Holdings, Inc.	49,170	297,728
Northern Trust Corp.	2,037	200,950
Partners Group Holding AG	372	523,920
Raymond James Financial, Inc.	1,917	266,290
S&P Global, Inc.	3,274	1,663,519
SBI Holdings, Inc.	4,506	119,657
Schroders plc	13,142	59,043
Singapore Exchange Ltd.	13,883	138,169
State Street Corp.	2,998	268,411
T. Rowe Price Group, Inc.	2,314	212,587
UBS Group AG (Registered)	53,855	1,635,677

		25,065,900

Consumer Finance (0.2%)
American Express Co.	5,768	1,551,880
Capital One Financial Corp.	3,962	710,387
Discover Financial Services	2,608	445,185
Synchrony Financial	4,040	213,878

		2,921,330

Financial Services (1.9%)
Adyen NV(m)*	361	548,831
Apollo Global Management, Inc.	4,645	636,086
Berkshire Hathaway, Inc., Class B*	19,049	10,145,116
Corpay, Inc.*	724	252,473
Edenred SE	3,961	128,234
Eurazeo SE	685	50,441
EXOR NV	1,628	147,078
Fidelity National Information Services, Inc.	5,505	411,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	5,912	$1,305,547
Global Payments, Inc.	2,573	251,948
Groupe Bruxelles Lambert NV	1,359	101,101
Industrivarden AB, Class A	1,951	71,388
Industrivarden AB, Class C	2,534	92,619
Infratil Ltd.	15,055	88,723
Investor AB, Class B	28,334	840,989
Jack Henry & Associates, Inc.	758	138,411
L E Lundbergforetagen AB, Class B	1,244	62,127
M&G plc	37,382	95,852
Mastercard, Inc., Class A	8,464	4,639,288
Mitsubishi HC Capital, Inc.	14,453	97,083
Nexi SpA(m)*	8,055	42,783
ORIX Corp.	18,891	388,425
PayPal Holdings, Inc.*	10,281	670,835
Sofina SA	252	64,307
Visa, Inc., Class A	17,910	6,276,739
Washington H Soul Pattinson & Co. Ltd.(x)	3,913	84,818
Wise plc, Class A*	10,907	133,142

		27,765,497

Insurance (1.9%)
Admiral Group plc	4,262	156,905
Aegon Ltd.	21,646	141,605
Aflac, Inc.	5,144	571,961
Ageas SA/NV	2,462	147,351
AIA Group Ltd.	176,639	1,330,221
Allianz SE (Registered)	6,323	2,407,329
Allstate Corp. (The)	2,754	570,271
American International Group, Inc.	6,166	536,072
Aon plc, Class A	2,248	897,154
Arch Capital Group Ltd.	3,896	374,717
Arthur J Gallagher & Co.	2,643	912,469
ASR Nederland NV	2,595	148,660
Assurant, Inc.	533	111,797
Aviva plc	43,831	314,347
AXA SA	29,011	1,235,962
Baloise Holding AG (Registered)	675	141,302
Brown & Brown, Inc.	2,466	306,770
Chubb Ltd.	3,873	1,169,607
Cincinnati Financial Corp.	1,616	238,715
Dai-ichi Life Holdings, Inc.	59,428	448,909
Erie Indemnity Co., Class A	259	108,534
Everest Group Ltd.	447	162,408
Generali	15,415	539,718
Gjensidige Forsikring ASA	3,274	75,247
Globe Life, Inc.	872	114,860
Hannover Rueck SE	987	293,172
Hartford Insurance Group, Inc. (The)	2,989	369,829
Helvetia Holding AG (Registered)	608	125,558
Insurance Australia Group Ltd.	38,723	186,552
Japan Post Holdings Co. Ltd.	31,454	313,093
Japan Post Insurance Co. Ltd.	3,102	62,789
Legal & General Group plc	96,466	302,553
Loews Corp.	1,836	168,747
Marsh & McLennan Cos., Inc.	5,104	1,245,529
Medibank Pvt Ltd.	45,084	125,078
MetLife, Inc.	6,016	483,025
MS&AD Insurance Group Holdings, Inc.	21,037	452,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,190	1,379,151
NN Group NV	4,403	244,142
Phoenix Group Holdings plc	11,494	84,853
Poste Italiane SpA(m)	7,484	132,959
Principal Financial Group, Inc.	2,187	184,517
Progressive Corp. (The)	6,088	1,722,965
Prudential Financial, Inc.	3,679	410,871
Prudential plc	43,372	462,885
QBE Insurance Group Ltd.	24,642	337,206
Sampo OYJ, Class A	39,634	379,278
Sompo Holdings, Inc.	14,636	441,158
Suncorp Group Ltd.	17,726	212,993
Swiss Life Holding AG (Registered)	470	426,597
Swiss Re AG	4,938	837,233
T&D Holdings, Inc.	8,028	169,884
Talanx AG	1,057	110,522
Tokio Marine Holdings, Inc.	29,131	1,114,044
Travelers Cos., Inc. (The)	2,356	623,068
Tryg A/S	5,550	132,000
Unipol Assicurazioni SpA	5,872	93,463
W.R. Berkley Corp.	3,120	222,019
Willis Towers Watson plc	1,037	350,454
Zurich Insurance Group AG	2,397	1,666,277

		29,029,681

Total Financials		137,988,951

Health Care (6.0%)
Biotechnology (0.8%)
AbbVie, Inc.	18,346	3,843,854
Amgen, Inc.	5,583	1,739,384
Argenx SE*	988	577,536
Biogen, Inc.*	1,521	208,134
CSL Ltd.	7,929	1,235,042
Genmab A/S*	1,029	199,845
Gilead Sciences, Inc.	12,952	1,451,272
Grifols SA*	4,883	43,285
Incyte Corp.*	1,669	101,058
Moderna, Inc.*	3,519	99,764
Regeneron Pharmaceuticals, Inc.	1,093	693,213
Swedish Orphan Biovitrum AB*	3,205	91,637
Vertex Pharmaceuticals, Inc.*	2,669	1,293,984
Zealand Pharma A/S*	1,046	78,378

		11,656,386

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	18,025	2,391,016
Alcon AG	8,180	769,458
Align Technology, Inc.*	729	115,809
Baxter International, Inc.	5,306	181,624
Becton Dickinson & Co.	2,984	683,515
BioMerieux	678	83,723
Boston Scientific Corp.*	15,317	1,545,179
Cochlear Ltd.	1,071	175,535
Coloplast A/S, Class B	2,064	216,342
Cooper Cos., Inc. (The)*	2,074	174,942
Demant A/S*	1,448	48,521
Dexcom, Inc.*	4,060	277,257
DiaSorin SpA	366	36,212
Edwards Lifesciences Corp.*	6,129	444,230
EssilorLuxottica SA	4,870	1,397,578
Fisher & Paykel Healthcare Corp. Ltd.	9,596	182,730
GE HealthCare Technologies, Inc.	4,752	383,534
Hologic, Inc.*	2,332	144,048
Hoya Corp.	5,741	642,269
IDEXX Laboratories, Inc.*	851	357,378
Insulet Corp.*	729	191,443
Intuitive Surgical, Inc.*	3,706	1,835,471
Koninklijke Philips NV*	13,078	330,481
Medtronic plc	13,326	1,197,474
Olympus Corp.	18,272	237,247
ResMed, Inc.	1,526	341,595
Siemens Healthineers AG(m)	4,616	247,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	13,599	$190,597
Solventum Corp.*	1,436	109,193
Sonova Holding AG (Registered)	830	240,641
STERIS plc	1,021	231,410
Straumann Holding AG (Registered)	1,827	218,798
Stryker Corp.	3,569	1,328,560
Sysmex Corp.	8,253	156,102
Terumo Corp.	21,827	407,028
Zimmer Biomet Holdings, Inc.	2,069	234,169

		17,748,726

Health Care Providers & Services (0.8%)
Amplifon SpA	2,038	41,154
Cardinal Health, Inc.	2,510	345,803
Cencora, Inc.	1,794	498,893
Centene Corp.*	5,154	312,899
Cigna Group (The)	2,845	936,005
CVS Health Corp.	13,103	887,728
DaVita, Inc.*	457	69,907
Elevance Health, Inc.	2,410	1,048,254
Fresenius Medical Care AG	3,362	165,917
Fresenius SE & Co. KGaA*	6,915	294,377
HCA Healthcare, Inc.	1,858	642,032
Henry Schein, Inc.*	1,296	88,763
Humana, Inc.	1,254	331,808
Labcorp Holdings, Inc.	867	201,786
McKesson Corp.	1,302	876,233
Molina Healthcare, Inc.*	577	190,058
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,154	195,257
Sonic Healthcare Ltd.	7,471	120,254
UnitedHealth Group, Inc.	9,564	5,009,145
Universal Health Services, Inc., Class B	610	114,619

		12,370,892

Health Care Technology (0.0%)†
M3, Inc.*	7,248	82,246
Pro Medicus Ltd.	942	117,598

		199,844

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,965	346,846
Bio-Techne Corp.	1,643	96,329
Charles River Laboratories International, Inc.*	531	79,926
Danaher Corp.	6,651	1,363,455
Eurofins Scientific SE	2,211	117,673
IQVIA Holdings, Inc.*	1,739	306,586
Lonza Group AG (Registered)	1,182	724,404
Mettler-Toledo International, Inc.*	217	256,257
QIAGEN NV*	3,531	140,028
Revvity, Inc.	1,265	133,837
Sartorius AG (Preference)(q)	429	99,084
Sartorius Stedim Biotech	478	94,250
Thermo Fisher Scientific, Inc.	3,975	1,977,960
Waters Corp.*	617	227,408
West Pharmaceutical Services, Inc.	753	168,581

		6,132,624

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.	29,606	285,520
AstraZeneca plc	25,390	3,691,034
Bayer AG (Registered)	16,082	383,786
Bristol-Myers Squibb Co.	21,089	1,286,218
Chugai Pharmaceutical Co. Ltd.	10,976	497,539
Daiichi Sankyo Co. Ltd.	28,678	671,301
Eisai Co. Ltd.	4,282	118,334
Eli Lilly & Co.	8,188	6,762,551
Galderma Group AG*	1,363	144,157
GSK plc	67,870	1,281,751
Haleon plc	140,799	711,685
Hikma Pharmaceuticals plc	2,724	68,580
Ipsen SA	617	70,986
Johnson & Johnson	25,021	4,149,483
Kyowa Kirin Co. Ltd.(x)	3,835	55,560
Merck & Co., Inc.	26,289	2,359,701
Merck KGaA	2,116	289,665
Novartis AG (Registered)	32,274	3,569,219
Novo Nordisk A/S, Class B	52,737	3,590,884
Ono Pharmaceutical Co. Ltd.	6,157	65,782
Orion OYJ, Class B	1,774	105,234
Otsuka Holdings Co. Ltd.	7,227	373,564
Pfizer, Inc.	58,893	1,492,349
Recordati Industria Chimica e Farmaceutica SpA	1,883	106,487
Roche Holding AG (BMV Mexico Stock Exchange)	11,504	3,777,452
Roche Holding AG (OTC US Exchange)	524	181,478
Sandoz Group AG	6,842	286,456
Sanofi SA	18,615	2,051,486
Shionogi & Co. Ltd.	12,346	184,873
Takeda Pharmaceutical Co. Ltd.	26,064	766,854
Teva Pharmaceutical Industries Ltd. (ADR)*	18,339	281,870
UCB SA	2,070	364,282
Viatris, Inc.	12,404	108,039
Zoetis, Inc.	4,654	766,281

		40,900,441

Total Health Care		89,008,913

Industrials (6.1%)
Aerospace & Defense (1.3%)
Airbus SE	9,730	1,712,616
Axon Enterprise, Inc.*	753	396,040
BAE Systems plc	49,272	992,577
Boeing Co. (The)*	7,795	1,329,437
Dassault Aviation SA	322	106,195
Elbit Systems Ltd.	438	167,850
GE Aerospace	11,154	2,232,473
General Dynamics Corp.	2,637	718,793
Howmet Aerospace, Inc.	4,209	546,034
Huntington Ingalls Industries, Inc.	407	83,044
Kongsberg Gruppen ASA	1,440	210,100
L3Harris Technologies, Inc.	1,957	409,620
Leonardo SpA	6,625	321,145
Lockheed Martin Corp.	2,177	972,488
Melrose Industries plc	21,048	129,174
MTU Aero Engines AG	881	305,126
Northrop Grumman Corp.	1,414	723,982
Rheinmetall AG	713	1,016,905
Rolls-Royce Holdings plc*	139,243	1,347,205
RTX Corp.	13,844	1,833,776
Saab AB, Class B	5,244	205,366
Safran SA	5,896	1,542,833
Singapore Technologies Engineering Ltd.	25,283	126,933
Textron, Inc.	1,897	137,058
Thales SA	1,517	402,866
TransDigm Group, Inc.	583	806,458

		18,776,094

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,234	126,362
Deutsche Post AG	15,716	670,912
DSV A/S	3,346	646,199
Expeditors International of Washington, Inc.	1,455	174,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FedEx Corp.	2,303	$561,425
InPost SA*	3,683	53,763
SG Holdings Co. Ltd.	5,285	52,712
United Parcel Service, Inc., Class B	7,601	836,034

		3,122,371

Building Products (0.3%)
A.O. Smith Corp.	1,227	80,197
AGC, Inc.	3,169	96,027
Allegion plc	903	117,805
Assa Abloy AB, Class B	16,408	489,540
Builders FirstSource, Inc.*	1,196	149,428
Carrier Global Corp.	8,392	532,053
Cie de Saint-Gobain SA	7,353	729,088
Daikin Industries Ltd.	4,272	459,698
Geberit AG (Registered)	547	340,059
Johnson Controls International plc	6,830	547,151
Kingspan Group plc	2,531	202,931
Lennox International, Inc.	333	186,756
Masco Corp.	2,203	153,197
Nibe Industrier AB, Class B	24,808	93,612
ROCKWOOL A/S, Class B	154	63,389
Trane Technologies plc	2,331	785,361

		5,026,292

Commercial Services & Supplies (0.3%)
Brambles Ltd.	22,636	283,306
Cintas Corp.	3,565	732,715
Copart, Inc.*	9,112	515,648
Dai Nippon Printing Co. Ltd.	6,385	90,226
Rentokil Initial plc	41,325	185,554
Republic Services, Inc.	2,109	510,715
Rollins, Inc.	2,919	157,714
Secom Co. Ltd.	6,900	234,018
Securitas AB, Class B	8,051	113,695
TOPPAN Holdings, Inc.	3,870	104,600
Veralto Corp.	2,570	250,447
Waste Management, Inc.	3,796	878,812

		4,057,450

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,919	166,496
Bouygues SA	3,102	122,126
Eiffage SA	1,123	130,234
Ferrovial SE	7,763	345,670
Kajima Corp.	6,521	132,515
Obayashi Corp.	10,616	140,424
Quanta Services, Inc.	1,534	389,912
Skanska AB, Class B*	5,571	122,429
Taisei Corp.	2,669	117,604
Vinci SA	8,096	1,018,114

		2,685,524

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	25,897	1,323,683
AMETEK, Inc.	2,404	413,825
Eaton Corp. plc	4,107	1,116,406
Emerson Electric Co.	5,860	642,490
Fuji Electric Co. Ltd.	2,176	91,340
Fujikura Ltd.	4,072	146,547
GE Vernova, Inc.	2,867	875,238
Generac Holdings, Inc.*	620	78,523
Hubbell, Inc., Class B	558	184,648
Legrand SA	4,293	451,390
Mitsubishi Electric Corp.	31,100	563,984
Nidec Corp.	13,619	226,272
Prysmian SpA	4,600	250,490
Rockwell Automation, Inc.	1,175	303,596
Schneider Electric SE	8,955	2,040,701
Siemens Energy AG*	10,468	609,418
Vestas Wind Systems A/S*	16,531	227,421

		9,545,972

Ground Transportation (0.4%)
Central Japan Railway Co.	12,610	239,942
CSX Corp.	20,041	589,807
East Japan Railway Co.	14,897	293,192
Grab Holdings Ltd., Class A*	37,738	170,953
Hankyu Hanshin Holdings, Inc.	3,706	99,451
JB Hunt Transport Services, Inc.	826	122,207
MTR Corp. Ltd.	25,702	84,061
Norfolk Southern Corp.	2,353	557,308
Old Dominion Freight Line, Inc.	1,952	322,958
Tokyo Metro Co. Ltd.(x)	4,800	58,116
Tokyu Corp.	8,701	97,748
Uber Technologies, Inc.*	21,710	1,581,791
Union Pacific Corp.	6,280	1,483,587
West Japan Railway Co.	7,312	142,179

		5,843,300

Industrial Conglomerates (0.5%)
3M Co.	5,642	828,584
CK Hutchison Holdings Ltd.	43,918	246,922
DCC plc	1,620	107,666
Hikari Tsushin, Inc.	271	69,652
Hitachi Ltd.	75,887	1,749,565
Honeywell International, Inc.	6,758	1,431,007
Investment AB Latour, Class B(x)	2,424	65,665
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,488	99,222
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,215
Keppel Ltd.	23,586	120,428
Lifco AB, Class B	3,816	134,694
Sekisui Chemical Co. Ltd.	6,218	105,485
Siemens AG (Registered)	12,445	2,851,491
Smiths Group plc	5,612	139,984
Swire Pacific Ltd., Class A	6,614	58,308

		8,012,888

Machinery (1.1%)
Alfa Laval AB	4,737	202,123
Alstom SA*	5,666	124,861
Atlas Copco AB, Class A	43,971	697,286
Atlas Copco AB, Class B	25,551	356,760
Caterpillar, Inc.	4,967	1,638,117
Cummins, Inc.	1,429	447,906
Daifuku Co. Ltd.	5,328	129,372
Daimler Truck Holding AG	7,777	312,152
Deere & Co.	2,632	1,235,329
Dover Corp.	1,426	250,520
Epiroc AB, Class A	10,788	215,829
Epiroc AB, Class B	6,384	111,779
FANUC Corp.	15,514	419,940
Fortive Corp.	3,546	259,496
GEA Group AG	2,539	153,469
Hoshizaki Corp.	1,759	67,691
IDEX Corp.	787	142,423
Illinois Tool Works, Inc.	2,776	688,476
Indutrade AB	4,473	123,264
Ingersoll Rand, Inc.	4,187	335,086
Knorr-Bremse AG	1,188	107,327
Komatsu Ltd.	14,793	424,686
Kone OYJ, Class B	5,564	305,871
Kubota Corp.	16,044	195,857
Makita Corp.	3,854	126,548
Metso OYJ	10,178	104,574
Minebea Mitsumi, Inc.	5,978	86,627
Mitsubishi Heavy Industries Ltd.	52,503	884,210
Nordson Corp.	564	113,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Otis Worldwide Corp.	4,121	$425,287
PACCAR, Inc.	5,450	530,667
Parker-Hannifin Corp.	1,338	813,303
Pentair plc	1,717	150,203
Rational AG	84	69,484
Sandvik AB	17,454	364,645
Schindler Holding AG	667	207,933
Schindler Holding AG (Registered)	384	115,890
SKF AB, Class B(x)*	5,584	112,327
SMC Corp.	927	327,994
Snap-on, Inc.	544	183,333
Spirax Group plc	1,205	96,195
Stanley Black & Decker, Inc.	1,602	123,162
Techtronic Industries Co. Ltd.	22,257	266,720
Toyota Industries Corp.	2,638	223,454
Trelleborg AB, Class B	3,488	129,016
VAT Group AG(m)	442	157,275
Volvo AB, Class B(x)*	26,004	758,508
Wartsila OYJ Abp	8,234	145,972
Westinghouse Air Brake Technologies Corp.	1,776	322,078
Xylem, Inc.	2,525	301,637
Yangzijiang Shipbuilding Holdings Ltd.	41,833	73,204
Yaskawa Electric Corp.	3,771	93,778

		16,253,414

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	48	82,161
AP Moller - Maersk A/S, Class B(x)	75	130,278
Kawasaki Kisen Kaisha Ltd.	6,113	82,470
Kuehne + Nagel International AG (Registered)	791	181,947
Mitsui OSK Lines Ltd.	5,677	196,362
Nippon Yusen KK	7,192	235,961
SITC International Holdings Co. Ltd.	21,757	59,135

		968,314

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,588	47,614
Delta Air Lines, Inc.	6,668	290,725
Deutsche Lufthansa AG (Registered)	9,822	71,115
Japan Airlines Co. Ltd.	2,336	39,816
Qantas Airways Ltd.	12,137	68,633
Singapore Airlines Ltd.	24,111	121,492
Southwest Airlines Co.	6,159	206,819
United Airlines Holdings, Inc.*	3,418	236,013

		1,082,227

Professional Services (0.5%)
Automatic Data Processing, Inc.	4,228	1,291,781
Broadridge Financial Solutions, Inc.	1,216	294,831
Bureau Veritas SA	5,201	157,130
Computershare Ltd.	8,630	211,007
Dayforce, Inc.*	1,652	96,361
Equifax, Inc.	1,289	313,949
Experian plc	15,056	693,926
Intertek Group plc	2,642	170,811
Jacobs Solutions, Inc.	1,274	154,014
Leidos Holdings, Inc.	1,363	183,923
Paychex, Inc.	3,330	513,752
Paycom Software, Inc.	489	106,837
Randstad NV(x)	1,776	73,359
Recruit Holdings Co. Ltd.	23,010	1,174,662
RELX plc	30,452	1,523,498
SGS SA (Registered)	2,482	246,657
Teleperformance SE	882	88,199
Verisk Analytics, Inc.	1,468	436,906
Wolters Kluwer NV	3,905	606,136

		8,337,739

Trading Companies & Distributors (0.4%)
AddTech AB, Class B	4,255	123,944
AerCap Holdings NV	3,181	325,003
Ashtead Group plc	7,141	382,443
Beijer Ref AB, Class B	6,301	88,136
Brenntag SE	2,009	129,471
Bunzl plc	5,414	207,428
Fastenal Co.	5,959	462,121
IMCD NV	968	128,378
ITOCHU Corp.	19,449	894,843
Marubeni Corp.	23,076	366,087
Mitsubishi Corp.	55,941	979,592
Mitsui & Co. Ltd.	41,273	770,343
MonotaRO Co. Ltd.	4,059	75,705
Reece Ltd.(x)	3,701	36,261
Rexel SA	3,662	98,122
SGH Ltd.	3,331	103,340
Sumitomo Corp.	17,851	401,317
Toyota Tsusho Corp.	10,420	173,192
United Rentals, Inc.	679	425,529
W.W. Grainger, Inc.	461	455,390

		6,626,645

Transportation Infrastructure (0.1%)
Aena SME SA(m)	1,228	287,609
Aeroports de Paris SA	567	57,601
Auckland International Airport Ltd.	27,533	127,712
Getlink SE	4,952	85,406
Transurban Group	50,813	425,139

		983,467

Total Industrials		91,321,697

Information Technology (11.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	10,735	831,748
Cisco Systems, Inc.	41,390	2,554,177
F5, Inc.*	599	159,496
Juniper Networks, Inc.	3,441	124,530
Motorola Solutions, Inc.	1,737	760,476
Nokia OYJ	82,590	432,234
Telefonaktiebolaget LM Ericsson, Class B	45,472	351,406

		5,214,067

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	12,586	825,516
CDW Corp.	1,385	221,960
Corning, Inc.	8,012	366,789
Halma plc	6,215	207,209
Hexagon AB, Class B	33,987	360,603
Jabil, Inc.	1,138	154,848
Keyence Corp.	3,150	1,228,162
Keysight Technologies, Inc.*	1,797	269,137
Kyocera Corp.	20,992	234,496
Murata Manufacturing Co. Ltd.	27,301	419,644
Omron Corp.	2,839	79,725
Shimadzu Corp.	3,835	95,370
TDK Corp.	31,779	327,557
TE Connectivity plc	3,101	438,233
Teledyne Technologies, Inc.*	484	240,892
Trimble, Inc.*	2,554	167,670
Yokogawa Electric Corp.	3,697	71,308
Zebra Technologies Corp., Class A*	534	150,887

		5,860,006

IT Services (0.6%)
Accenture plc, Class A	6,500	2,028,260
Akamai Technologies, Inc.*	1,561	125,661
Capgemini SE	2,524	376,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	5,140	$393,210
EPAM Systems, Inc.*	589	99,447
Fujitsu Ltd.	28,832	567,259
Gartner, Inc.*	798	334,953
GoDaddy, Inc., Class A*	1,467	264,265
International Business Machines Corp.	9,609	2,389,374
NEC Corp.	19,880	416,845
Nomura Research Institute Ltd.	6,218	200,482
NTT Data Group Corp.	10,320	184,499
Obic Co. Ltd.	5,342	153,468
Otsuka Corp.	3,692	79,654
SCSK Corp.	2,533	62,316
TIS, Inc.	3,443	94,895
VeriSign, Inc.*	845	214,520
Wix.com Ltd.*	865	141,324

		8,127,198

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	16,841	1,730,244
Advantest Corp.	12,507	539,671
Analog Devices, Inc.	5,156	1,039,811
Applied Materials, Inc.	8,446	1,225,684
ASM International NV	767	344,515
ASML Holding NV	6,449	4,225,822
BE Semiconductor Industries NV	1,328	136,733
Broadcom, Inc.	48,713	8,156,018
Disco Corp.	1,491	297,176
Enphase Energy, Inc.*	1,377	85,443
First Solar, Inc.*	1,113	140,717
Infineon Technologies AG	21,378	702,612
Intel Corp.	44,999	1,021,927
KLA Corp.	1,381	938,804
Lam Research Corp.	13,340	969,818
Lasertec Corp.	1,297	109,647
Microchip Technology, Inc.	5,589	270,564
Micron Technology, Inc.	11,579	1,006,099
Monolithic Power Systems, Inc.	497	288,250
Nova Ltd.*	479	87,620
NVIDIA Corp.	254,508	27,583,577
NXP Semiconductors NV	2,641	501,948
ON Semiconductor Corp.*	4,380	178,222
QUALCOMM, Inc.	11,494	1,765,593
Renesas Electronics Corp.	27,564	365,247
SCREEN Holdings Co. Ltd.	1,316	84,186
Skyworks Solutions, Inc.	1,670	107,932
STMicroelectronics NV	11,083	239,681
Teradyne, Inc.	1,692	139,759
Texas Instruments, Inc.	9,460	1,699,962
Tokyo Electron Ltd.	7,356	986,260

		56,969,542

Software (3.7%)
Adobe, Inc.*	4,524	1,735,090
ANSYS, Inc.*	909	287,753
Autodesk, Inc.*	2,234	584,861
Cadence Design Systems, Inc.*	2,850	724,840
Check Point Software Technologies Ltd.*	1,440	328,205
Crowdstrike Holdings, Inc., Class A*	2,560	902,605
CyberArk Software Ltd.*	767	259,246
Dassault Systemes SE	10,955	413,887
Fair Isaac Corp.*	254	468,417
Fortinet, Inc.*	6,611	636,375
Gen Digital, Inc.	5,636	149,579
Intuit, Inc.	2,909	1,786,097
Microsoft Corp.	77,257	29,001,505
Monday.com Ltd.*	612	148,814
Nemetschek SE	945	109,131
Nice Ltd.*	1,029	156,626
Oracle Corp.	623	65,025
Oracle Corp. (Moscow Stock Exchange)	16,859	2,357,057
Palantir Technologies, Inc., Class A*	21,302	1,797,889
Palo Alto Networks, Inc.*	6,881	1,174,174
PTC, Inc.*	1,250	193,687
Roper Technologies, Inc.	1,114	656,792
Sage Group plc (The)	16,410	255,855
Salesforce, Inc.	9,945	2,668,840
SAP SE	17,099	4,518,748
ServiceNow, Inc.*	2,141	1,704,536
Synopsys, Inc.*	1,606	688,733
Temenos AG (Registered)	923	71,048
Trend Micro, Inc.	2,053	137,081
Tyler Technologies, Inc.*	445	258,719
WiseTech Global Ltd.	3,012	152,879
Workday, Inc., Class A*	2,224	519,371
Xero Ltd.*	2,380	230,135

		55,143,600

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	156,115	34,677,825
Canon, Inc.	15,319	474,410
Dell Technologies, Inc., Class C	3,242	295,508
FUJIFILM Holdings Corp.	18,329	347,602
Hewlett Packard Enterprise Co.	13,760	212,317
HP, Inc.	9,746	269,867
Logitech International SA (Registered)	2,490	208,049
NetApp, Inc.	2,113	185,606
Ricoh Co. Ltd.	8,655	90,999
Seagate Technology Holdings plc	2,200	186,890
Seiko Epson Corp.	4,775	75,975
Super Micro Computer, Inc.(x)*	5,233	179,178
Western Digital Corp.*	3,615	146,154

		37,350,380

Total Information Technology		168,664,793

Materials (1.7%)
Chemicals (0.9%)
Air Liquide SA	9,469	1,793,229
Air Products and Chemicals, Inc.	2,312	681,855
Akzo Nobel NV	2,796	171,361
Albemarle Corp.(x)	1,222	88,008
Arkema SA	934	71,099
Asahi Kasei Corp.	20,516	143,211
BASF SE	14,611	725,089
CF Industries Holdings, Inc.	1,808	141,295
Corteva, Inc.	7,125	448,376
Covestro AG*	2,939	188,770
Croda International plc	2,172	82,010
Dow, Inc.	7,314	255,405
DSM-Firmenich AG	3,044	300,709
DuPont de Nemours, Inc.	4,344	324,410
Eastman Chemical Co.	1,197	105,468
Ecolab, Inc.	2,619	663,969
EMS-Chemie Holding AG (Registered)(x)	115	77,993
Evonik Industries AG	4,196	90,448
Givaudan SA (Registered)	151	648,240
ICL Group Ltd.	12,674	71,201
International Flavors & Fragrances, Inc.	2,671	207,296
Linde plc	4,948	2,303,987
LyondellBasell Industries NV, Class A	2,694	189,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Chemical Group Corp.	22,154	$108,857
Mosaic Co. (The)	3,301	89,160
Nippon Paint Holdings Co. Ltd.	15,555	116,255
Nippon Sanso Holdings Corp.	2,805	84,417
Nitto Denko Corp.	11,545	210,518
Novonesis (Novozymes) B	5,768	335,230
PPG Industries, Inc.	2,411	263,643
Sherwin-Williams Co. (The)	2,408	840,850
Shin-Etsu Chemical Co. Ltd.	29,274	826,753
Sika AG (Registered)	2,496	601,500
Syensqo SA	1,206	81,855
Symrise AG, Class A	2,174	224,966
Toray Industries, Inc.	22,657	153,474
Yara International ASA	2,710	81,372

		13,791,937

Construction Materials (0.1%)
Heidelberg Materials AG	2,235	380,752
Holcim AG	8,532	911,353
James Hardie Industries plc (CHDI)*	7,036	169,175
Martin Marietta Materials, Inc.	635	303,612
Vulcan Materials Co.	1,372	320,088

		2,084,980

Containers & Packaging (0.1%)
Amcor plc(x)	15,020	145,694
Avery Dennison Corp.	835	148,605
Ball Corp.	3,101	161,469
International Paper Co.	5,479	292,305
Packaging Corp. of America	927	183,564
SIG Group AG	5,006	92,289
Smurfit WestRock plc	5,138	231,518

		1,255,444

Metals & Mining (0.6%)
Anglo American plc	20,803	576,410
Antofagasta plc	6,456	139,145
ArcelorMittal SA	7,678	219,760
BHP Group Ltd.	83,083	1,983,130
BlueScope Steel Ltd.	7,180	95,471
Boliden AB	4,478	145,810
Fortescue Ltd.	27,720	266,221
Freeport-McMoRan, Inc.	14,934	565,401
Glencore plc	169,778	614,728
JFE Holdings, Inc.	9,419	114,888
Newmont Corp.	11,831	571,201
Nippon Steel Corp.	15,871	338,075
Norsk Hydro ASA	23,022	131,996
Northern Star Resources Ltd.	18,735	214,464
Nucor Corp.	2,440	293,630
Rio Tinto Ltd.	6,077	438,540
Rio Tinto plc	18,463	1,093,861
South32 Ltd.	73,954	148,797
Steel Dynamics, Inc.	1,471	183,993
Sumitomo Metal Mining Co. Ltd.	4,003	86,604

		8,222,125

Paper & Forest Products (0.0%)†
Holmen AB, Class B(x)	1,248	49,315
Mondi plc	7,226	107,110
Stora Enso OYJ, Class R	9,533	89,824
Svenska Cellulosa AB SCA, Class B*	9,932	130,674
UPM-Kymmene OYJ	8,737	233,349

		610,272

Total Materials		25,964,758

Real Estate (1.1%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	914	51,194
GPT Group (The) (REIT)	31,358	85,430
Land Securities Group plc (REIT)	11,585	82,307
Stockland (REIT)	39,080	119,654

		338,585

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,601	148,109
Healthpeak Properties, Inc. (REIT)	7,270	146,999
Ventas, Inc. (REIT)	4,543	312,377
Welltower, Inc. (REIT)	6,331	969,972

		1,577,457

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	7,265	103,236

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	61,526	121,638
Goodman Group (REIT)	33,249	590,651
Prologis, Inc. (REIT)	9,632	1,076,761
Segro plc (REIT)	21,040	187,749

		1,976,799

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,512	101,591
Gecina SA (REIT)	731	68,649
Nippon Building Fund, Inc. (REIT)	125	106,174

		276,414

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	695	46,576
CapitaLand Investment Ltd.	37,918	76,816
CBRE Group, Inc., Class A*	3,072	401,756
CK Asset Holdings Ltd.	31,672	128,008
CoStar Group, Inc.*	4,380	347,028
Daito Trust Construction Co. Ltd.	948	96,797
Daiwa House Industry Co. Ltd.	9,211	303,246
Fastighets AB Balder, Class B*	11,753	73,545
Henderson Land Development Co. Ltd.	23,521	67,557
Hongkong Land Holdings Ltd.	18,067	78,189
Hulic Co. Ltd.	7,513	71,979
LEG Immobilien SE	1,219	86,283
Mitsubishi Estate Co. Ltd.	17,399	282,115
Mitsui Fudosan Co. Ltd.	43,257	383,715
Sagax AB, Class B	3,597	75,363
Sino Land Co. Ltd.	67,035	67,109
Sumitomo Realty & Development Co. Ltd.	5,111	190,585
Sun Hung Kai Properties Ltd.	23,964	227,585
Swiss Prime Site AG (Registered)	1,266	155,406
Vonovia SE	12,123	327,191
Wharf Holdings Ltd. (The)	17,321	41,135
Wharf Real Estate Investment Co. Ltd.	27,043	65,753

		3,593,737

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,476	316,779
Camden Property Trust (REIT)	1,109	135,631
Equity Residential (REIT)	3,551	254,180
Essex Property Trust, Inc. (REIT)	668	204,789
Invitation Homes, Inc. (REIT)	5,921	206,347
Mid-America Apartment Communities, Inc. (REIT)	1,215	203,610
UDR, Inc. (REIT)	3,129	141,337

		1,462,673

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	95,402	148,312
Federal Realty Investment Trust (REIT)	801	78,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kimco Realty Corp. (REIT)	7,062	$149,997
Klepierre SA (REIT)	3,522	117,754
Link REIT (REIT)	42,527	198,932
Realty Income Corp. (REIT)	9,095	527,601
Regency Centers Corp. (REIT)	1,696	125,097
Scentre Group (REIT)	85,158	178,789
Simon Property Group, Inc. (REIT)	3,187	529,297
Unibail-Rodamco-Westfield (REIT)	1,985	167,203
Vicinity Ltd. (REIT)	63,342	87,074

		2,308,410

Specialized REITs (0.3%)
American Tower Corp. (REIT)	4,856	1,056,666
Crown Castle, Inc. (REIT)	4,516	470,703
Digital Realty Trust, Inc. (REIT)	3,289	471,281
Equinix, Inc. (REIT)	1,012	825,134
Extra Space Storage, Inc. (REIT)	2,203	327,123
Iron Mountain, Inc. (REIT)	3,053	262,680
Public Storage (REIT)	1,638	490,237
SBA Communications Corp. (REIT)	1,117	245,751
VICI Properties, Inc. (REIT), Class A	10,955	357,352
Weyerhaeuser Co. (REIT)	7,540	220,771

		4,727,698

Total Real Estate		16,365,009

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	404	52,771
Alliant Energy Corp.	2,667	171,621
American Electric Power Co., Inc.	5,541	605,465
BKW AG	346	60,463
Chubu Electric Power Co., Inc.	10,534	113,985
CK Infrastructure Holdings Ltd.	10,201	61,090
CLP Holdings Ltd.	27,094	220,751
Constellation Energy Corp.	3,251	655,499
Contact Energy Ltd.	13,062	67,930
Duke Energy Corp.	8,064	983,566
Edison International	4,023	237,035
EDP SA	51,372	172,867
Endesa SA	5,200	137,758
Enel SpA	133,159	1,079,454
Entergy Corp.	4,456	380,943
Evergy, Inc.	2,390	164,791
Eversource Energy	3,812	236,763
Exelon Corp.	10,447	481,398
FirstEnergy Corp.	5,330	215,439
Fortum OYJ	7,344	119,990
Iberdrola SA	95,412	1,541,345
Kansai Electric Power Co., Inc. (The)	15,563	183,915
NextEra Energy, Inc.	21,371	1,514,990
NRG Energy, Inc.	2,105	200,943
Origin Energy Ltd.	28,204	185,573
PG&E Corp.	22,796	391,635
Pinnacle West Capital Corp.	1,182	112,585
Power Assets Holdings Ltd.	22,433	134,342
PPL Corp.	7,673	277,072
Redeia Corp. SA	6,643	133,318
Southern Co. (The)	11,387	1,047,035
SSE plc	18,064	371,947
Terna - Rete Elettrica Nazionale	23,034	208,319
Verbund AG	1,115	78,910
Xcel Energy, Inc.	5,968	422,475

		13,023,983

Gas Utilities (0.1%)
APA Group	21,199	104,645
Atmos Energy Corp.	1,650	255,057
Hong Kong & China Gas Co. Ltd.	183,313	157,601
Osaka Gas Co. Ltd.	5,989	135,081
Snam SpA	33,012	171,162
Tokyo Gas Co. Ltd.	5,712	181,387

		1,004,933

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,389	91,771
EDP Renovaveis SA	5,106	42,568
Meridian Energy Ltd.	21,331	67,820
Orsted A/S(m)*	2,753	120,260
RWE AG	10,350	369,542
Vistra Corp.	3,536	415,268

		1,107,229

Multi-Utilities (0.4%)
Ameren Corp.	2,805	281,622
CenterPoint Energy, Inc.	6,773	245,386
Centrica plc	83,126	160,369
CMS Energy Corp.	3,105	233,216
Consolidated Edison, Inc.	3,601	398,235
Dominion Energy, Inc.	8,730	489,491
DTE Energy Co.	2,154	297,834
E.ON SE	36,754	554,800
Engie SA	29,900	583,087
National Grid plc	80,095	1,044,456
NiSource, Inc.	4,884	195,800
Public Service Enterprise Group, Inc.	5,178	426,149
Sembcorp Industries Ltd.	14,474	67,810
Sempra	6,582	469,691
Veolia Environnement SA	11,518	395,428
WEC Energy Group, Inc.	3,301	359,743

		6,203,117

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,025	298,728
Severn Trent plc	4,423	144,606
United Utilities Group plc	11,163	145,424

		588,758

Total Utilities		21,928,020

Total Common Stocks (52.0%) (Cost $341,348,416)		771,720,529

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	107,954	57,591,300

Total Exchange Traded Funds (3.9%) (Cost $54,152,736)		57,591,300

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.6%)
FHLB
3.250%, 11/16/28	$5,940,000	5,816,481
4.750%, 12/8/28	3,125,000	3,205,007
FHLMC
6.750%, 3/15/31	2,759,000	3,132,643
6.250%, 7/15/32	5,522,000	6,216,660
FNMA
1.875%, 9/24/26	8,398,000	8,142,637
7.250%, 5/15/30	10,000,000	11,435,711

Total U.S. Government Agency Securities		37,949,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (35.7%)
U.S. Treasury Bonds
6.125%, 11/15/27	$18,708,100	$19,733,543
5.250%, 11/15/28	8,782,400	9,164,164
U.S. Treasury Notes
2.000%, 11/15/26#	45,228,500	43,838,171
1.250%, 12/31/26	8,201,200	7,829,363
1.500%, 1/31/27	6,580,200	6,297,737
2.250%, 2/15/27	12,890,700	12,497,959
1.875%, 2/28/27	6,847,700	6,589,573
2.375%, 5/15/27	26,341,100	25,510,399
2.250%, 8/15/27	24,314,100	23,402,662
2.250%, 11/15/27	24,429,600	23,420,653
3.875%, 12/31/27	9,807,700	9,798,137
2.750%, 2/15/28	5,963,500	5,775,987
4.000%, 2/29/28	9,855,300	9,876,989
3.500%, 4/30/28	18,603,400	18,375,600
2.875%, 5/15/28	8,942,200	8,665,730
3.625%, 5/31/28	7,186,600	7,122,052
4.000%, 6/30/28	4,387,500	4,398,455
2.875%, 8/15/28	1,412,600	1,365,528
4.375%, 8/31/28	7,191,400	7,290,258
4.625%, 9/30/28	6,018,300	6,153,288
4.875%, 10/31/28	1,409,600	1,453,215
3.125%, 11/15/28	3,406,400	3,312,010
4.375%, 11/30/28	6,858,800	6,959,552
3.750%, 12/31/28	9,966,000	9,898,104
4.000%, 1/31/29	10,533,900	10,552,800
2.625%, 2/15/29	7,103,500	6,768,740
4.250%, 2/28/29	9,177,000	9,275,408
4.125%, 3/31/29	8,120,500	8,172,262
4.625%, 4/30/29	9,507,600	9,745,424
2.375%, 5/15/29	9,798,200	9,213,313
4.500%, 5/31/29	8,577,000	8,753,588
4.250%, 6/30/29	5,912,400	5,978,798
1.625%, 8/15/29	14,741,600	13,383,471
3.500%, 9/30/29	5,904,300	5,790,462
1.750%, 11/15/29	9,426,900	8,559,664
1.500%, 2/15/30	9,471,600	8,437,466
0.625%, 5/15/30	7,222,400	6,101,229
0.625%, 8/15/30	15,094,900	12,638,056
0.875%, 11/15/30	8,067,900	6,796,629
1.625%, 5/15/31	13,136,200	11,409,881
1.250%, 8/15/31	7,053,800	5,938,743
1.375%, 11/15/31	9,648,000	8,131,202
1.875%, 2/15/32	11,983,700	10,385,281
2.875%, 5/15/32	11,419,200	10,543,022
2.750%, 8/15/32	10,241,500	9,345,691
4.125%, 11/15/32	9,730,200	9,724,087
3.500%, 2/15/33	9,499,900	9,079,911
3.375%, 5/15/33	7,338,500	6,934,077
3.875%, 8/15/33	9,333,000	9,126,115
4.500%, 11/15/33	2,487,200	2,541,112
4.000%, 2/15/34	7,649,700	7,528,388
4.375%, 5/15/34	8,995,400	9,095,426
3.875%, 8/15/34	11,358,100	11,042,867

Total U.S. Treasury Obligations		529,722,242

Total Long-Term Debt Securities (38.3%) (Cost $585,277,512)		567,671,381

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity Fedfund, Institutional Shares 4.23% (7 day yield) (xx)	100,000	$100,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	6,359,160	6,359,160

Total Investment Companies		9,459,160

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
4.00%, 4/17/25(p)	$8,946,200	8,929,316

Total Short-Term Investments (1.2%) (Cost $18,388,618)		18,388,476

Total Investments in Securities (95.4%) (Cost $999,167,282)		1,415,371,686
Other Assets Less Liabilities (4.6%)		68,689,082

Net Assets (100%)		$1,484,060,768

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $161,193 or 0.0% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,538,899.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $3,160,314 or 0.2% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $10,894,351. This was collateralized by $1,849,213 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $9,459,160 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.1
Belgium	0.1
Brazil	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.5
Finland	0.2
France	1.8
Germany	1.9
Hong Kong	0.3
Ireland	0.2
Israel	0.2
Italy	0.6
Japan	4.1
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.7
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.6
Sweden	0.6
Switzerland	1.0
United Arab Emirates	0.0	#
United Kingdom	2.1
United States	78.5
Cash and Other	4.6

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	48	6/2025	GBP	5,327,383	(77,620)
MSCI EAFE E-Mini Index	9	6/2025	USD	1,087,335	(16,835)
Russell 2000 E-Mini Index	577	6/2025	USD	58,481,835	(6,667)
S&P 500 E-Mini Index	58	6/2025	USD	16,394,425	(324,512)

					(425,634)

Short Contracts
EURO STOXX 50 Index	(107)	6/2025	EUR	(6,003,626)	217,526
SPI 200 Index	(106)	6/2025	AUD	(13,043,150)	25,871
TOPIX Index	(38)	6/2025	JPY	(6,744,183)	312,620

					556,017

					130,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	21,556,298	USD	13,352,359	Bank of America	4/9/2025	117,848
AUD	7,399,138	USD	4,588,812	Citibank NA	4/9/2025	34,798
USD	6,209,475	AUD	9,893,512	Citibank NA	4/9/2025	27,168
USD	5,033,311	AUD	8,006,565	HSBC Bank plc	4/9/2025	30,129
USD	4,281,175	NZD	7,478,023	Citibank NA	4/9/2025	34,937
NOK	84,098,711	USD	7,375,857	UBS AG	4/16/2025	617,838
SEK	53,939,664	USD	5,369,157	Bank of America	4/16/2025	1,565
SEK	12,876,924	USD	1,212,044	JPMorgan Chase Bank	4/16/2025	70,099
SEK	43,072,295	USD	4,057,991	Morgan Stanley	4/16/2025	230,678
USD	8,744,879	SEK	87,542,778	Morgan Stanley	4/16/2025	28,326
JPY	673,897,542	USD	4,475,850	Citibank NA	4/24/2025	28,182
USD	4,805,067	JPY	715,638,278	Citibank NA	4/24/2025	22,058
USD	2,513,664	JPY	374,066,142	HSBC Bank plc	4/24/2025	13,572
EUR	4,468,054	USD	4,839,313	Morgan Stanley	5/9/2025	1,802
USD	15,683,598	CHF	13,736,659	Bank of America	5/9/2025	87,559
USD	9,235,203	EUR	8,492,403	BNP Paribas	5/9/2025	33,725
USD	33,235,109	GBP	25,717,638	Bank of America	5/16/2025	16,576
USD	1,610,529	GBP	1,240,372	Morgan Stanley	5/16/2025	8,386

Total unrealized appreciation						1,405,246

AUD	16,741,374	USD	10,634,456	Bank of America	4/9/2025	(173,022)
AUD	2,855,729	USD	1,816,596	Morgan Stanley	4/9/2025	(32,094)
NZD	30,836,290	USD	17,951,574	Barclays Bank plc	4/9/2025	(441,834)
USD	743,185	NZD	1,335,318	JPMorgan Chase Bank	4/9/2025	(15,048)
USD	9,255,629	NOK	97,525,748	Barclays Bank plc	4/16/2025	(14,324)
USD	518,001	NOK	5,760,000	JPMorgan Chase Bank	4/16/2025	(29,495)
USD	7,601,792	SEK	83,810,000	Bank of America	4/16/2025	(743,091)
USD	2,826,935	SEK	31,302,365	Barclays Bank plc	4/16/2025	(289,813)
JPY	2,938,055,881	USD	19,928,897	Barclays Bank plc	4/24/2025	(292,236)
USD	5,425,850	JPY	816,061,421	BNP Paribas	4/24/2025	(28,342)
CHF	10,756,681	USD	12,306,428	Citibank NA	5/9/2025	(93,734)
EUR	14,838,713	USD	16,242,792	Morgan Stanley	5/9/2025	(165,118)
USD	11,091,517	CHF	9,869,480	Bank of America	5/9/2025	(113,885)
USD	11,650,026	CHF	10,302,211	Deutsche Bank AG	5/9/2025	(46,682)
USD	7,266,987	EUR	6,895,348	Morgan Stanley	5/9/2025	(204,090)

Total unrealized depreciation						(2,682,808)

Net unrealized depreciation						(1,277,562)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$47,624,123	$11,763,937	$—		$59,388,060
Consumer Discretionary	50,983,790	28,722,479	—		79,706,269
Consumer Staples	30,209,518	22,749,438	—		52,958,956
Energy	18,091,982	10,333,121	—		28,425,103
Financials	72,655,871	65,333,080	—		137,988,951
Health Care	55,511,377	33,497,536	—	(a)	89,008,913
Industrials	42,432,796	48,888,901	—		91,321,697
Information Technology	147,294,275	21,370,518	—		168,664,793
Materials	10,004,460	15,960,298	—		25,964,758
Real Estate	11,208,546	5,156,463	—		16,365,009
Utilities	12,557,246	9,370,774	—		21,928,020
Exchange Traded Fund	57,591,300	—	—		57,591,300
Forward Currency Contracts	—	1,405,246	—		1,405,246
Futures	556,017	—	—		556,017
Short-Term Investments
Investment Companies	9,459,160	—	—		9,459,160
U.S. Treasury Obligations	—	8,929,316	—		8,929,316
U.S. Government Agency Securities	—	37,949,139	—		37,949,139
U.S. Treasury Obligations	—	529,722,242	—		529,722,242

Total Assets	$566,180,461	$851,152,488	$—		$1,417,332,949

Liabilities:
Forward Currency Contracts	$—	$(2,682,808)	$—		$(2,682,808)
Futures	(425,634)	—	—		(425,634)

Total Liabilities	$(425,634)	$(2,682,808)	$—		$(3,108,442)

Total	$565,754,827	$848,469,680	$—		$1,414,224,507

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473,345,447
Aggregate gross unrealized depreciation	(61,487,693)

Net unrealized appreciation	$411,857,754

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,002,366,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.0%)
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§	$140,750	$141,043
Series 2024-2A A
6.060%, 2/20/29§	1,405,637	1,409,105
Series 2025-1A A
5.380%, 6/20/29§	907,331	908,794
Affirm Asset Securitization Trust,
Series 2024-X1 A
6.270%, 5/15/29§	319,163	319,588
Series 2024-X2 A
5.220%, 12/17/29§	1,135,801	1,135,793
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	262,933	263,550
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§	1,478,000	1,491,781
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	455,356	440,324
Series 2021-N2 B
0.750%, 3/10/28	97,877	94,067
Series 2021-N3 C
1.020%, 6/12/28	179,589	171,027
Series 2024-P3 A2
4.610%, 11/10/27	1,485,742	1,485,316
CPS Auto Receivables Trust,
Series 2024-C A
5.880%, 2/15/28§	603,533	607,531
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	1,406,480	1,416,191
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§	1,136,948	1,136,160
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	37,599	37,468
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,803,236
Flagship Credit Auto Trust,
Series 2024-3 A
4.880%, 11/15/28§	723,675	725,476
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,133,538
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§	1,230,921	1,234,146
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	1,878,652	1,897,665
Go Mortgage LLC,
1.433%, 8/15/26(l)	875,346	861,488
2.435%, 8/15/26(l)	876,000	864,524
2.638%, 8/15/26(l)	98,000	95,590
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A ARR
5.393%, 4/20/34(l)§	2,550,000	2,540,269
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,318,961	1,296,045
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	1,244,000	1,238,651
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	521,360	519,019
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	224,367	224,605
Lendbuzz Securitization Trust,
Series 2025-1A A1
4.576%, 2/15/26§	801,711	801,842
Series 2025-1A A2
5.100%, 10/15/30§	2,061,000	2,064,106
Lobel Automobile Receivables Trust,
Series 2025-1 A
5.060%, 11/15/27§	2,323,000	2,323,489
Marlette Funding Trust,
Series 2024-1A A
5.950%, 7/17/34§	265,686	266,417
Mission Lane Credit Card Master Trust,
Series 2024-A A1
6.200%, 8/15/29§	1,026,000	1,033,310
Series 2024-B A
5.880%, 1/15/30§	2,373,000	2,379,598
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	1,267,029	1,171,507
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	2,021,692	2,028,872
Oportun Funding Trust,
Series 2024-3 A
5.260%, 8/15/29§	1,030,153	1,031,419
Series 2025-1 A
4.960%, 8/16/32§	1,554,000	1,553,518
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§	425,842	427,139
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	596,244	601,055
Series 2024-9 B
5.306%, 3/15/32§	2,284,662	2,286,929
Series 2025-1 A
4.939%, 7/15/32(l)§	375,118	375,239
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	516,287	523,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-3 A
6.258%, 10/15/31§	$629,379	$633,730
Prosper Marketplace Issuance Trust,
Series 2024-1A A
6.120%, 8/15/29§	572,394	573,846
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	328,909	329,016
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	631,345	637,831
Santander Bank Auto Credit-Linked Notes,
Series 2022-C B
6.451%, 12/15/32§	173,754	174,254
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27	299,741	299,906
Series 2024-4 A2
5.410%, 7/15/27	995,835	998,113
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	759,000	764,209
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	419,270	421,922
Series 2025-1A A
4.940%, 2/15/29§	1,975,000	1,975,096
United Auto Credit Securitization Trust,
Series 2024-1 A
6.170%, 8/10/26§	46,510	46,525
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1
5.490%, 2/18/39§	2,220,423	2,237,422
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	93,029	93,086

Total Asset- Backed Securities		54,544,478

Collateralized Mortgage Obligations (3.2%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.535%, 4/25/47(l)§	256,476	259,123
Connecticut Avenue Securities,
Series 2025-R01 1A1
5.286%, 1/25/45(l)§	2,295,650	2,286,329
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
6.240%, 4/25/42(l)§	247,970	248,955
Series 2023-R02 1M1
6.640%, 1/25/43(l)§	825,849	842,874
Series 2023-R05 1M1
6.236%, 6/25/43(l)§	1,364,728	1,374,841
Series 2024-R02 1M1
5.440%, 2/25/44(l)§	596,045	595,167
Series 2024-R03 2M1
5.486%, 3/25/44(l)§	1,162,502	1,160,801
Series 2024-R04 1M1
5.440%, 5/25/44(l)§	1,029,884	1,027,971
Series 2024-R05 2M1
5.340%, 7/25/44(l)§	493,700	492,941
Series 2024-R06 1M1
5.390%, 9/25/44(l)§	922,963	921,030
Series 2025-R02 1A1
5.336%, 2/25/45(l)§	577,792	577,237
FHLMC,
Series 3305 FT
4.863%, 7/15/34(l)	32,234	31,899
Series 3349 FE
4.953%, 7/15/37(l)	650,650	647,711
Series 3807 FM
4.963%, 2/15/41(l)	21,879	21,723
Series 3927 FH
4.913%, 9/15/41(l)	24,479	24,170
Series 4087 FB
4.933%, 7/15/42(l)	616,896	608,575
Series 4286 VF
4.913%, 12/15/43(l)	495,086	487,700
Series 4350 KF
4.793%, 1/15/39(l)	189,030	183,482
Series 4457 BA
3.000%, 7/15/39	2,028,540	1,923,624
Series 4459 CA
5.000%, 12/15/34	172,056	173,973
Series 4483 A
3.000%, 12/15/29	52,902	52,105
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A
6.840%, 3/25/52(l)§	1,296,062	1,311,632
Series 2023-DNA1 M1A
6.436%, 3/25/43(l)§	942,479	954,753
Series 2023-DNA2 M1A
6.436%, 4/25/43(l)§	619,451	627,856
Series 2023-HQA2 M1A
6.340%, 6/25/43(l)§	852,829	856,565
Series 2024-DNA3 A1
5.390%, 10/25/44(l)§	1,809,370	1,807,546
Series 2024-HQA1 M1
5.590%, 3/25/44(l)§	1,389,740	1,389,454
Series 2024-HQA2 M1
5.540%, 8/25/44(l)§	1,910,040	1,906,169
Series 2025-DNA1 A1
5.290%, 1/25/45(l)§	1,501,228	1,497,660
Series 2025-HQA1 A1
5.290%, 2/25/45(l)§	1,857,468	1,851,672
FNMA,
Series 2006-42 CF
4.904%, 6/25/36(l)	29,590	29,405
Series 2007-109 GF
5.134%, 12/25/37(l)	49,271	49,174
Series 2010-39 FT
5.404%, 10/25/35(l)	1,076,961	1,084,002
Series 2011-53 FT
5.034%, 6/25/41(l)	104,068	103,373
Series 2011-86 KF
5.004%, 9/25/41(l)	111,578	110,620
Series 2011-86 NF
5.004%, 9/25/41(l)	43,651	43,450
Series 2012-65 FA
4.904%, 6/25/42(l)	22,037	21,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-121 FA
4.854%, 12/25/43(l)	$339,287	$335,296
Series 2014-49 AF
4.763%, 8/25/44(l)	1,018,761	992,194
Series 2015-C02 1M2
8.454%, 5/25/25(l)	35,384	35,546
Series 2016-C02 1M2
10.454%, 9/25/28(l)	112,169	114,684

Total Collateralized Mortgage Obligations		29,065,021

Commercial Mortgage-Backed Securities (1.3%)
BBCMS Mortgage Trust,
Series 2020-BID A
6.574%, 10/15/37(l)§	3,190,000	3,188,007
BFLD Mortgage Trust,
Series 2021-FPM A
6.034%, 6/15/38(l)§	4,795,000	4,774,029
CLNY Trust,
Series 2019-IKPR D
6.704%, 11/15/38(l)§	1,232,000	1,164,930
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.198%, 8/10/44(l)§	1,820,285	1,744,765
Series 2011-GC5 D
5.198%, 8/10/44(l)§	49,051	35,738
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	944,110

Total Commercial Mortgage- Backed Securities		11,851,579

Corporate Bonds (9.2%)
Consumer Discretionary (0.9%)
Automobiles (0.6%)
BMW US Capital LLC
4.600%, 8/13/27§	1,419,000	1,418,519
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,443,930
Mercedes-Benz Finance North America LLC
4.750%, 8/1/27§	1,403,000	1,405,276
Volkswagen Group of America Finance LLC
5.050%, 3/27/28§	1,374,000	1,369,554

		5,637,279

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	896,055
Starbucks Corp.
4.850%, 2/8/27(x)	1,415,000	1,424,496

		2,320,551

Total Consumer Discretionary		7,957,830

Consumer Staples (0.9%)
Beverages (0.3%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29	1,409,000	1,424,991
PepsiCo, Inc.
4.400%, 2/7/27(x)	1,403,000	1,409,367

		2,834,358

Food Products (0.1%)
Campbell’s Co. (The)
5.300%, 3/20/26	1,401,000	1,410,556

Tobacco (0.5%)
Altria Group, Inc.
4.875%, 2/4/28	1,403,000	1,411,014
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,513,847
4.875%, 2/13/26	1,517,000	1,520,237

		4,445,098

Total Consumer Staples		8,690,012

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,395,615
Williams Cos., Inc. (The)
4.800%, 11/15/29	644,000	644,204

Total Energy		2,039,819

Financials (4.8%)
Banks (2.9%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,606,489
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	405,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	593,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)(x)	400,000	405,133
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	426,830
Bank of Montreal Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27(k)	1,466,000	1,463,955
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	986,000	999,474
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	378,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian Imperial Bank of Commerce
(SOFR + 0.93%), 4.508%, 9/11/27(k)	$1,409,000	$1,407,008
Citigroup, Inc.
(SOFR + 0.87%), 4.786%, 3/4/29(k)	1,399,000	1,399,533
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,049,311
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	1,374,000	1,377,938
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,405,531
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)	568,000	572,257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	834,950
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	467,000	475,055
National Bank of Canada
(SOFR + 0.80%), 4.950%, 2/1/28(k)	733,000	737,584
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	520,000	528,488
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	691,000	697,746
Royal Bank of Canada
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28(k)(x)	1,403,000	1,398,369
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29(k)	1,375,000	1,382,272
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	1,509,000	1,526,909
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,403,938
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	510,439
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	269,561
Toronto-Dominion Bank (The)
4.568%, 12/17/26	1,429,000	1,430,625
Wells Fargo Bank NA
4.811%, 1/15/26	1,396,000	1,401,317

		26,087,837

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	589,000	591,007
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	556,942
(SOFR + 1.21%), 5.373%, 1/10/29(k)	231,000	233,267
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)	942,000	960,825
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	918,121
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	595,723
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	914,550

		4,770,435

Consumer Finance (1.0%)
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27(k)	661,000	667,671
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	756,225
Caterpillar Financial Services Corp.
5.150%, 8/11/25	1,442,000	1,444,036
General Motors Financial Co., Inc.
5.400%, 5/8/27	497,000	500,796
5.800%, 6/23/28	892,000	909,603
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	604,520
6.500%, 3/10/28§	768,000	790,925
5.950%, 6/11/29§	3,000	3,024
John Deere Capital Corp.
4.500%, 1/8/27	1,419,000	1,424,904
Synchrony Financial
4.875%, 6/13/25	853,000	852,687
3.950%, 12/1/27	895,000	872,081

		8,826,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	$1,611,000	$1,557,341
PayPal Holdings, Inc.
4.450%, 3/6/28	757,000	758,546

		2,315,887

Insurance (0.2%)
Athene Global Funding
5.620%, 5/8/26§	1,410,000	1,423,256

Total Financials		43,423,887

Health Care (0.4%)
Health Care Providers & Services (0.3%)
Cencora, Inc.
4.625%, 12/15/27	1,436,000	1,438,931
Elevance Health, Inc.
5.150%, 6/15/29	316,000	321,723
McKesson Corp.
4.900%, 7/15/28	942,000	956,106

		2,716,760

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
4.950%, 2/20/26	713,000	716,645

Total Health Care		3,433,405

Industrials (1.1%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28	1,743,000	1,669,476

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
4.750%, 7/15/30	1,375,000	1,375,099

Industrial Conglomerates (0.2%)
Honeywell International, Inc.
4.650%, 7/30/27	1,403,000	1,411,117

Machinery (0.2%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,677,567

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	877,000	859,925

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
5.950%, 2/15/29§	297,000	304,758
Aviation Capital Group LLC
1.950%, 1/30/26§	1,884,000	1,837,615
1.950%, 9/20/26§	623,000	597,327

		2,739,700

Total Industrials		9,732,884

Information Technology (0.4%)
IT Services (0.2%)
International Business Machines Corp.
4.650%, 2/10/28	1,403,000	1,410,643

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom, Inc.
5.050%, 7/12/27(x)	530,000	535,906
4.150%, 2/15/28(x)	212,000	209,883

		745,789

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.350%, 2/1/30	1,407,000	1,374,269

Total Information Technology		3,530,701

Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC
5.338%, 4/4/27§	502,000	507,589
4.907%, 4/1/28§	686,000	688,379
5.186%, 4/1/30§	291,000	292,601

Total Materials		1,488,569

Real Estate (0.0%)†
Specialized REITs (0.0%)†
American Tower Corp. (REIT)
5.200%, 2/15/29(x)	296,000	300,143

Total Real Estate		300,143

Utilities (0.3%)
Electric Utilities (0.3%)
Oncor Electric Delivery Co. LLC
4.650%, 11/1/29	1,413,000	1,415,003
Pacific Gas and Electric Co.
5.550%, 5/15/29	217,000	219,795
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	200,805
Xcel Energy, Inc.
4.750%, 3/21/28	1,374,000	1,377,257

Total Utilities		3,212,860

Total Corporate Bonds		83,810,110

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	615,634	563,093
3.500%, 11/1/49	3,128,369	2,862,034

Total Mortgage-Backed Securities		3,425,127

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	17,016
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,477
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,103
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,340
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	$6,000	$6,333
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	6,050
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,199
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,123
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	6,750
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,529
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	36,000	39,410
Los Angeles Community College District
6.600%, 8/1/42	31,000	33,752
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	30,000	30,048
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,739
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,347
6.648%, 11/15/39	6,000	6,487
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,939
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	34,065
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,010
Ohio State University (The)
4.910%, 6/1/40	6,000	5,818
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,866
5.561%, 12/1/49	7,000	6,882
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,286
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	1,000	1,134
7.043%, 4/1/50	6,000	6,994
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,000
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	1,001
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	4,613	4,663
5.600%, 3/15/40	6,000	6,146
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,172

Total Municipal Bonds		328,209

U.S. Government Agency Securities (34.7%)
FFCB
4.000%, 1/13/26	50,000,000	49,945,515
4.125%, 1/22/26	20,000,000	19,998,696
4.625%, 3/5/26	39,781,000	39,968,396
4.375%, 6/23/26	30,892,000	31,017,091
4.500%, 8/14/26	10,000,000	10,065,700
4.250%, 1/28/28	25,000,000	25,179,413
FHLB
1.875%, 9/11/26	20,000,000	19,397,366
4.125%, 1/15/27	2,400,000	2,406,124
4.750%, 4/9/27	10,695,000	10,859,100
4.125%, 9/10/27	41,475,000	41,550,725
4.000%, 6/30/28	40,000,000	40,048,556
5.500%, 7/15/36	12,000	13,056
FHLMC
0.375%, 7/21/25	12,900,000	12,745,004
0.375%, 9/23/25	3,000,000	2,944,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
0.750%, 10/8/27	$5,000,000	$4,618,939
6.250%, 5/15/29	5,000,000	5,422,389

Total U.S. Government Agency Securities		316,180,677

U.S. Treasury Obligations (17.2%)
U.S. Treasury Notes
5.000%, 10/31/25	43,680,400	43,876,197
4.875%, 11/30/25	14,762,900	14,827,483
4.250%, 12/31/25	4,974,300	4,977,893
4.250%, 1/31/26	22,480,500	22,500,301
4.625%, 2/28/26	18,816,900	18,899,964
4.500%, 3/31/26	15,214,800	15,275,872
4.625%, 6/30/26	4,662,500	4,696,567
4.375%, 7/31/26	17,358,500	17,442,699
4.000%, 2/29/28	2,727,000	2,733,001
4.625%, 9/30/28	4,286,400	4,382,542
4.875%, 10/31/28	7,281,100	7,506,388

Total U.S. Treasury Obligations		157,118,907

Total Long-Term Debt Securities (72.0%) (Cost $655,735,690)		656,324,108

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,693,390	2,693,390

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (27.0%)
U.S. Treasury Bills
2.82%, 4/3/25(p)	$7,000,000	6,998,358
3.82%, 4/10/25(p)	23,870,400	23,845,083
4.00%, 4/17/25(p)	22,153,100	22,111,293
4.07%, 4/24/25(p)	37,939,300	37,836,587
4.17%, 5/15/25(p)	14,297,200	14,223,147
4.17%, 5/22/25(p)	14,698,800	14,610,875
4.17%, 6/12/25(p)	76,643,800	76,000,781
4.19%, 6/26/25(p)	50,500,000	49,993,626

Total U.S. Treasury Obligations		245,619,750

Total Short-Term Investments (27.3%) (Cost $248,315,013)		248,313,140

Total Investments in Securities (99.3%) (Cost $904,050,703)		904,637,248
Other Assets Less Liabilities (0.7%)		6,757,119

Net Assets (100%)		$911,394,367

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $101,890,558 or 11.2% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $2,626,913. This was collateralized by cash of $2,693,390 which was subsequently invested in investment companies.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	373	6/2025	USD	77,275,110	314,459

					314,459

Short Contracts
U.S. Treasury 5 Year Note	(265)	6/2025	USD	(28,661,406)	(422,672)
U.S. Treasury 10 Year Note	(40)	6/2025	USD	(4,448,750)	(60,993)
U.S. Treasury Ultra Bond	(4)	6/2025	USD	(489,000)	(3,006)

					(486,671)

					(172,212)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$54,544,478	$—	$54,544,478
Collateralized Mortgage Obligations	—	29,065,021	—	29,065,021
Commercial Mortgage-Backed Securities	—	11,851,579	—	11,851,579
Corporate Bonds
Consumer Discretionary	—	7,957,830	—	7,957,830
Consumer Staples	—	8,690,012	—	8,690,012
Energy	—	2,039,819	—	2,039,819
Financials	—	43,423,887	—	43,423,887
Health Care	—	3,433,405	—	3,433,405
Industrials	—	9,732,884	—	9,732,884
Information Technology	—	3,530,701	—	3,530,701
Materials	—	1,488,569	—	1,488,569
Real Estate	—	300,143	—	300,143
Utilities	—	3,212,860	—	3,212,860
Futures	314,459	—	—	314,459
Mortgage-Backed Securities	—	3,425,127	—	3,425,127
Municipal Bonds	—	328,209	—	328,209
Short-Term Investments
Investment Companies	2,693,390	—	—	2,693,390
U.S. Treasury Obligations	—	245,619,750	—	245,619,750
U.S. Government Agency Securities	—	316,180,677	—	316,180,677
U.S. Treasury Obligations	—	157,118,907	—	157,118,907

Total Assets	$3,007,849	$901,943,858	$—	$904,951,707

Liabilities:
Futures	$(486,671)	$—	$—	$(486,671)

Total Liabilities	$(486,671)	$—	$—	$(486,671)

Total	$2,521,178	$901,943,858	$—	$904,465,036

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,067,476
Aggregate gross unrealized depreciation	(4,031,134)

Net unrealized appreciation	$36,342

Federal income tax cost of investments in securities and derivative instruments, if applicable	$904,428,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,130	$114,558
AST SpaceMobile, Inc., Class A(x)*	44,980	1,022,845
ATN International, Inc.	6,850	139,123
Bandwidth, Inc., Class A*	10,300	134,930
Cogent Communications Holdings, Inc.	15,982	979,856
Globalstar, Inc.*	16,206	338,057
IDT Corp., Class B	8,000	410,480
Liberty Latin America Ltd., Class A*	11,960	75,707
Liberty Latin America Ltd., Class C*	48,523	301,328
Lumen Technologies, Inc.*	353,130	1,384,270
Shenandoah Telecommunications Co.	24,728	310,831

		5,211,985

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	106,260	304,966
Atlanta Braves Holdings, Inc., Class A*	4,420	193,905
Atlanta Braves Holdings, Inc., Class C*	19,160	766,592
Cinemark Holdings, Inc.(x)	40,640	1,011,530
Eventbrite, Inc., Class A*	32,100	67,731
Golden Matrix Group, Inc.(x)*	2,380	4,689
IMAX Corp.*	16,240	427,924
Lions Gate Entertainment Corp., Class A(x)*	23,170	205,054
Lions Gate Entertainment Corp., Class B*	46,100	365,112
LiveOne, Inc.(x)*	3,510	2,453
Madison Square Garden Entertainment Corp., Class A*	11,021	360,828
Marcus Corp. (The)	1,170	19,527
Playstudios, Inc.*	9,240	11,735
Reservoir Media, Inc.*	2,360	18,007
Sphere Entertainment Co.*	10,111	330,832
Vivid Seats, Inc., Class A*	33,450	99,012

		4,189,897

Interactive Media & Services (0.5%)
Bumble, Inc., Class A*	31,400	136,276
Cargurus, Inc., Class A*	30,564	890,329
Cars.com, Inc.*	24,620	277,467
EverQuote, Inc., Class A*	9,000	235,710
fuboTV, Inc.*	116,682	340,711
Getty Images Holdings, Inc.(x)*	7,390	12,785
Grindr, Inc.*	12,980	232,342
MediaAlpha, Inc., Class A*	12,360	114,206
Nextdoor Holdings, Inc.*	15,350	23,486
Outbrain, Inc.*	1,400	5,222
QuinStreet, Inc.*	19,950	355,908
Reddit, Inc., Class A*	36,840	3,864,516
Shutterstock, Inc.	9,700	180,711
System1, Inc.*	2,320	885
TrueCar, Inc.*	36,210	57,212
Vimeo, Inc.*	52,100	274,046
Yelp, Inc., Class A*	22,710	840,951
Ziff Davis, Inc.*	16,800	631,344
ZipRecruiter, Inc., Class A*	29,100	171,399

		8,645,506

Media (0.4%)
Advantage Solutions, Inc.*	36,260	54,753
AMC Networks, Inc., Class A*	26,110	179,637
Boston Omaha Corp., Class A*	6,010	87,626
Cable One, Inc.	2,160	574,063
Cardlytics, Inc.*	18,490	33,652
Clear Channel Outdoor Holdings, Inc.*	156,640	173,870
EchoStar Corp., Class A*	45,566	1,165,578
Emerald Holding, Inc.	4,670	18,353
Entravision Communications Corp., Class A	4,710	9,891
EW Scripps Co. (The), Class A*	29,325	86,802
Gambling.com Group Ltd.*	3,340	42,151
Gannett Co., Inc.*	39,570	114,357
Gray Media, Inc.	34,230	147,874
Ibotta, Inc., Class A*	5,670	239,274
iHeartMedia, Inc., Class A*	53,250	87,862
Integral Ad Science Holding Corp.*	25,000	201,500
John Wiley & Sons, Inc., Class A	14,310	637,654
Magnite, Inc.*	48,238	550,395
PubMatic, Inc., Class A*	15,200	138,928
Scholastic Corp.	10,170	192,009
Sinclair, Inc.	14,720	234,490
Stagwell, Inc., Class A*	41,500	251,075
TechTarget, Inc.*	12,000	177,720
TEGNA, Inc.	60,030	1,093,747
Thryv Holdings, Inc.*	11,880	152,183
Townsquare Media, Inc., Class A	440	3,582
WideOpenWest, Inc.*	16,450	81,427

		6,730,453

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	216,362
Spok Holdings, Inc.	2,740	45,046
Telephone and Data Systems, Inc.	34,000	1,317,160

		1,578,568

Total Communication Services		26,356,409

Consumer Discretionary (12.5%)
Automobile Components (0.5%)
Adient plc*	34,950	449,457
American Axle & Manufacturing Holdings, Inc.*	47,100	191,697
Cooper-Standard Holdings, Inc.*	2,330	35,696
Dana, Inc.	47,000	626,510
Dorman Products, Inc.*	9,100	1,096,914
Fox Factory Holding Corp.*	16,800	392,112
Gentherm, Inc.*	10,230	273,550
Goodyear Tire & Rubber Co. (The)*	110,686	1,022,739
Holley, Inc.*	12,510	32,151
LCI Industries	8,050	703,811
Luminar Technologies, Inc., Class A(x)*	5,793	31,224
Modine Manufacturing Co.*	19,300	1,481,275
Patrick Industries, Inc.(x)	11,925	1,008,378
Phinia, Inc.	13,400	568,562
Solid Power, Inc.(x)*	43,860	46,053
Standard Motor Products, Inc.	9,700	241,821
Stoneridge, Inc.*	9,400	43,146
Visteon Corp.*	10,100	783,962
XPEL, Inc.(m)*	7,900	232,102

		9,261,160

Automobiles (0.0%)†
Livewire Group, Inc.*	2,300	4,600
Winnebago Industries, Inc.	11,380	392,155

		396,755

Broadline Retail (0.8%)
1stdibs.com, Inc.*	1,120	3,405
Groupon, Inc.*	7,650	143,590
Ollie’s Bargain Outlet Holdings, Inc.*	120,157	13,981,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.*	15,360	$105,984

		14,234,448

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	2,840	72,051
GigaCloud Technology, Inc., Class A*	8,970	127,374
Weyco Group, Inc.	220	6,705

		206,130

Diversified Consumer Services (1.4%)
Adtalem Global Education, Inc.*	12,793	1,287,488
American Public Education, Inc.*	1,960	43,747
Carriage Services, Inc., Class A	2,840	110,050
Chegg, Inc.*	95,290	60,909
Coursera, Inc.*	49,050	326,673
Duolingo, Inc., Class A*	43,285	13,441,724
European Wax Center, Inc., Class A*	16,720	66,044
Frontdoor, Inc.*	26,610	1,022,356
Graham Holdings Co., Class B	1,090	1,047,337
KinderCare Learning Cos., Inc.*	10,050	116,479
Laureate Education, Inc.*	48,800	997,960
Lincoln Educational Services Corp.*	2,070	32,851
Mister Car Wash, Inc.*	35,770	282,225
Nerdy, Inc.(x)*	31,980	45,412
OneSpaWorld Holdings Ltd.	38,380	644,400
Perdoceo Education Corp.	20,470	515,435
Strategic Education, Inc.	8,431	707,867
Stride, Inc.*	15,020	1,900,030
Udemy, Inc.*	26,300	204,088
Universal Technical Institute, Inc.*	14,400	369,792

		23,222,867

Hotels, Restaurants & Leisure (3.6%)
Accel Entertainment, Inc., Class A*	19,860	197,011
Biglari Holdings, Inc., Class B(x)*	70	15,158
BJ’s Restaurants, Inc.*	6,700	229,542
Bloomin’ Brands, Inc.	30,970	222,055
Brinker International, Inc.*	16,340	2,435,477
Cava Group, Inc.*	148,230	12,808,554
Cheesecake Factory, Inc. (The)	16,830	818,948
Cracker Barrel Old Country Store, Inc.(x)	8,485	329,388
Dave & Buster’s Entertainment, Inc.*	13,460	236,492
Denny’s Corp.*	25,242	92,638
Despegar.com Corp.*	23,490	441,377
Dine Brands Global, Inc.	3,420	79,583
DraftKings, Inc., Class A*	356,999	11,855,937
El Pollo Loco Holdings, Inc.*	5,010	51,603
Everi Holdings, Inc.*	26,600	363,622
First Watch Restaurant Group, Inc.*	7,420	123,543
Full House Resorts, Inc.(x)*	1,760	7,357
Global Business Travel Group I*	47,940	348,044
Golden Entertainment, Inc.	6,400	168,896
Hilton Grand Vacations, Inc.*	23,760	888,862
Inspired Entertainment, Inc.*	1,610	13,749
International Game Technology plc	43,468	706,790
Jack in the Box, Inc.	7,550	205,284
Krispy Kreme, Inc.	32,583	160,308
Kura Sushi USA, Inc., Class A*	690	35,328
Life Time Group Holdings, Inc.*	30,140	910,228
Lindblad Expeditions Holdings, Inc.*	13,360	123,847
Monarch Casino & Resort, Inc.	4,900	380,975
Nathan’s Famous, Inc.	100	9,638
ONE Group Hospitality, Inc. (The)(x)*	4,360	13,036
Papa John’s International, Inc.	13,066	536,751
PlayAGS, Inc.*	6,330	76,656
Portillo’s, Inc., Class A*	20,630	245,291
Potbelly Corp.*	5,570	52,971
RCI Hospitality Holdings, Inc.	2,720	116,797
Red Rock Resorts, Inc., Class A	18,260	791,936
Rush Street Interactive, Inc.*	27,410	293,835
Sabre Corp.*	118,700	333,547
Shake Shack, Inc., Class A*	14,070	1,240,552
Six Flags Entertainment Corp.	34,835	1,242,564
Super Group SGHC Ltd.	56,770	365,599
Sweetgreen, Inc., Class A*	36,291	908,001
Target Hospitality Corp.*	14,580	95,936
United Parks & Resorts, Inc.*	10,110	459,601
Vacasa, Inc., Class A*	950	5,111
Viking Holdings Ltd.*	254,034	10,097,852
Wingstop, Inc.	40,913	9,229,155
Xponential Fitness, Inc., Class A*	11,200	93,296

		60,458,721

Household Durables (2.4%)
Beazer Homes USA, Inc.*	11,200	228,368
Cavco Industries, Inc.*	2,990	1,553,694
Century Communities, Inc.	10,350	694,485
Champion Homes, Inc.*	156,809	14,859,221
Cricut, Inc., Class A	24,030	123,755
Dream Finders Homes, Inc., Class A*	9,020	203,491
Ethan Allen Interiors, Inc.	8,510	235,727
Flexsteel Industries, Inc.	330	12,048
GoPro, Inc., Class A*	72,620	48,140
Green Brick Partners, Inc.*	12,010	700,303
Hamilton Beach Brands Holding Co., Class A	440	8,549
Helen of Troy Ltd.*	9,033	483,175
Hooker Furnishings Corp.	750	7,530
Hovnanian Enterprises, Inc., Class A*	1,820	190,572
Installed Building Products, Inc.	8,830	1,513,992
iRobot Corp.(x)*	11,720	31,644
KB Home	24,009	1,395,403
Landsea Homes Corp.*	6,760	43,399
La-Z-Boy, Inc.	16,360	639,512
Legacy Housing Corp.*	3,260	82,217
LGI Homes, Inc.*	7,040	467,949
Lifetime Brands, Inc.	710	3,500
Lovesac Co. (The)*	4,780	86,901
M/I Homes, Inc.*	10,040	1,146,367
Meritage Homes Corp.	26,540	1,881,155
Purple Innovation, Inc., Class A*	22,810	17,317
SharkNinja, Inc.*	115,934	9,670,055
Sonos, Inc.*	38,758	413,548
Taylor Morrison Home Corp., Class A*	36,800	2,209,472
Traeger, Inc.*	6,850	11,508
Tri Pointe Homes, Inc.*	35,830	1,143,694
United Homes Group, Inc.*	210	588

		40,107,279

Leisure Products (0.2%)
Acushnet Holdings Corp.	11,490	788,903
AMMO, Inc.(x)*	18,420	25,420
Clarus Corp.	5,410	20,287
Escalade, Inc.(x)	340	5,202
Funko, Inc., Class A*	8,080	55,429
JAKKS Pacific, Inc.	4,210	103,861
Johnson Outdoors, Inc., Class A	2,450	60,858
Latham Group, Inc.*	7,960	51,183
Malibu Boats, Inc., Class A*	9,700	297,596
Marine Products Corp.	1,850	15,521
MasterCraft Boat Holdings, Inc.*	5,840	100,565
Peloton Interactive, Inc., Class A*	129,190	816,481
Smith & Wesson Brands, Inc.	16,000	149,120
Solo Brands, Inc., Class A(x)*	2,870	482
Sturm Ruger & Co., Inc.	8,300	326,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Topgolf Callaway Brands Corp.*	54,400	$358,496

		3,175,511

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A*	14,810	87,379
Abercrombie & Fitch Co., Class A*	18,720	1,429,646
Academy Sports & Outdoors, Inc.	23,430	1,068,642
aka Brands Holding Corp.*	90	1,213
American Eagle Outfitters, Inc.	69,100	802,942
America’s Car-Mart, Inc.*	2,940	133,447
Arhaus, Inc., Class A*	18,470	160,689
Arko Corp.	27,380	108,151
Asbury Automotive Group, Inc.*	6,910	1,526,004
BARK, Inc.(x)*	19,330	26,869
Beyond, Inc.*	16,500	95,700
Boot Barn Holdings, Inc.*	10,850	1,165,616
Buckle, Inc. (The)	11,600	444,512
Build-A-Bear Workshop, Inc.	3,570	132,697
Burlington Stores, Inc.*	41,586	9,911,191
Caleres, Inc.	15,400	265,342
Camping World Holdings, Inc., Class A	16,900	273,104
Citi Trends, Inc.*	1,580	34,973
Designer Brands, Inc., Class A	26,970	98,441
Destination XL Group, Inc.*	6,630	9,680
Foot Locker, Inc.*	30,200	425,820
Genesco, Inc.*	4,200	89,166
Group 1 Automotive, Inc.	4,717	1,801,658
GrowGeneration Corp.*	44,600	48,168
Haverty Furniture Cos., Inc.	6,800	134,096
J Jill, Inc.	4,190	81,831
Lands’ End, Inc.*	3,410	34,714
Leslie’s, Inc.*	27,120	19,947
MarineMax, Inc.*	6,500	139,750
Monro, Inc.	14,850	214,880
National Vision Holdings, Inc.*	33,461	427,632
ODP Corp. (The)*	13,020	186,577
OneWater Marine, Inc., Class A*	2,850	46,113
Petco Health & Wellness Co., Inc., Class A*	22,660	69,113
RealReal, Inc. (The)*	36,380	196,088
Revolve Group, Inc., Class A*	14,400	309,456
RH*	29,786	6,982,136
RumbleON, Inc., Class B*	1,643	4,633
Sally Beauty Holdings, Inc.*	39,980	361,019
Shoe Carnival, Inc.	2,490	54,755
Signet Jewelers Ltd.	14,850	862,191
Sleep Number Corp.*	9,570	60,674
Sonic Automotive, Inc., Class A	6,020	342,899
ThredUp, Inc., Class A*	9,570	23,064
Tile Shop Holdings, Inc.*	2,750	17,820
Tilly’s, Inc., Class A*	2,130	4,686
Torrid Holdings, Inc.*	7,090	38,853
Upbound Group, Inc.	20,530	491,899
Urban Outfitters, Inc.*	24,480	1,282,752
Victoria’s Secret & Co.*	29,980	557,028
Warby Parker, Inc., Class A*	30,400	554,192
Winmark Corp.	1,100	349,657
Zumiez, Inc.*	9,480	141,157

		34,130,662

Textiles, Apparel & Luxury Goods (1.6%)
Birkenstock Holding plc*	226,568	10,388,143
Figs, Inc., Class A*	46,400	212,976
G-III Apparel Group Ltd.*	11,540	315,619
Hanesbrands, Inc.*	134,980	778,835
Kontoor Brands, Inc.	20,940	1,342,882
Movado Group, Inc.	7,660	128,075
On Holding AG, Class A*	264,021	11,595,802
Oxford Industries, Inc.	5,580	327,379
Rocky Brands, Inc.	740	12,854
Steven Madden Ltd.	28,043	747,066
Superior Group of Cos., Inc.	1,130	12,362
Vera Bradley, Inc.*	9,670	21,757
Wolverine World Wide, Inc.	32,200	447,902

		26,331,652

Total Consumer Discretionary		211,525,185

Consumer Staples (3.1%)
Beverages (0.9%)
Celsius Holdings, Inc.*	323,610	11,526,988
MGP Ingredients, Inc.	5,400	158,652
National Beverage Corp.	6,490	269,595
Primo Brands Corp.	71,427	2,534,944
Vita Coco Co., Inc. (The)*	15,000	459,750

		14,949,929

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	13,600	583,848
Chefs’ Warehouse, Inc. (The)*	14,200	773,332
HF Foods Group, Inc.*	6,420	31,458
Ingles Markets, Inc., Class A	6,200	403,806
Natural Grocers by Vitamin Cottage, Inc.	2,310	92,862
PriceSmart, Inc.	9,000	790,650
SpartanNash Co.	13,800	279,588
Sprouts Farmers Market, Inc.*	35,530	5,423,299
United Natural Foods, Inc.*	24,500	671,055
Village Super Market, Inc., Class A	900	34,209
Weis Markets, Inc.	5,800	446,890

		9,530,997

Food Products (0.5%)
Alico, Inc.	760	22,678
B&G Foods, Inc.(x)	27,870	191,467
Beyond Meat, Inc.(x)*	30,310	92,446
BRC, Inc., Class A*	26,700	55,803
Calavo Growers, Inc.	6,540	156,895
Cal-Maine Foods, Inc.	14,870	1,351,683
Dole plc	27,430	396,363
Forafric Global plc(x)*	620	5,332
Fresh Del Monte Produce, Inc.	12,400	382,292
Hain Celestial Group, Inc. (The)*	27,400	113,710
J & J Snack Foods Corp.	5,610	738,949
John B Sanfilippo & Son, Inc.	3,000	212,580
Lancaster Colony Corp.	6,680	1,169,000
Lifeway Foods, Inc.*	1,970	48,166
Limoneira Co.	1,670	29,592
Mama’s Creations, Inc.*	4,100	26,691
Mission Produce, Inc.*	18,670	195,662
Seneca Foods Corp., Class A*	1,140	101,506
Simply Good Foods Co. (The)*	33,823	1,166,555
SunOpta, Inc.*	35,600	173,016
TreeHouse Foods, Inc.*	15,950	432,086
Utz Brands, Inc.	23,600	332,288
Vital Farms, Inc.*	9,870	300,739
Westrock Coffee Co.*	8,720	62,958
WK Kellogg Co.(x)	25,060	499,446

		8,257,903

Household Products (0.2%)
Central Garden & Pet Co.*	2,580	94,583
Central Garden & Pet Co., Class A*	18,707	612,280
Energizer Holdings, Inc.	27,300	816,816
Oil-Dri Corp. of America	1,420	65,207
WD-40 Co.	4,910	1,198,040

		2,786,926

Personal Care Products (0.9%)
Beauty Health Co. (The)*	82,610	110,697
BellRing Brands, Inc.*	186,349	13,875,547
Edgewell Personal Care Co.	18,780	586,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Herbalife Ltd.*	36,100	$311,543
Honest Co., Inc. (The)*	29,990	140,953
Interparfums, Inc.	6,840	778,871
Medifast, Inc.*	12,120	163,378
Nature’s Sunshine Products, Inc.*	4,650	58,357
Nu Skin Enterprises, Inc., Class A	19,900	144,474
Olaplex Holdings, Inc.*	22,890	29,070
USANA Health Sciences, Inc.*	3,770	101,677
Waldencast plc, Class A(x)*	3,400	10,200

		16,310,891

Tobacco (0.0%)†
Ispire Technology, Inc.*	5,660	15,452
Turning Point Brands, Inc.	6,310	375,066
Universal Corp.	8,980	503,329

		893,847

Total Consumer Staples		52,730,493

Energy (3.0%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	58,980	1,547,635
Aris Water Solutions, Inc., Class A	7,830	250,873
Atlas Energy Solutions, Inc.	25,950	462,948
Borr Drilling Ltd.(x)	80,000	175,200
Bristow Group, Inc., Class A*	7,973	251,787
Cactus, Inc., Class A	24,400	1,118,252
ChampionX Corp.	65,380	1,948,324
Core Laboratories, Inc.	17,980	269,520
DMC Global, Inc.*	9,320	78,474
Drilling Tools International Corp.*	380	901
Expro Group Holdings NV*	36,183	359,659
Forum Energy Technologies, Inc.*	750	15,083
Geospace Technologies Corp.*	910	6,561
Helix Energy Solutions Group, Inc.*	55,600	462,036
Helmerich & Payne, Inc.	36,280	947,634
Innovex International, Inc.*	9,570	171,877
Kodiak Gas Services, Inc.	11,820	440,886
Liberty Energy, Inc., Class A	56,890	900,569
Mammoth Energy Services, Inc.*	960	1,958
Nabors Industries Ltd.*	3,300	137,643
Natural Gas Services Group, Inc.*	660	14,500
Noble Corp. plc	52,121	1,235,268
NPK International, Inc.*	27,260	158,381
Oceaneering International, Inc.*	37,440	816,566
Oil States International, Inc.*	27,910	143,737
Patterson-UTI Energy, Inc.	130,827	1,075,398
ProFrac Holding Corp., Class A*	21,430	162,654
ProPetro Holding Corp.*	33,200	244,020
Ranger Energy Services, Inc., Class A	2,700	38,313
RPC, Inc.	31,895	175,423
SEACOR Marine Holdings, Inc.*	3,780	19,127
Seadrill Ltd.*	23,180	579,500
Select Water Solutions, Inc., Class A	34,860	366,030
Solaris Energy Infrastructure, Inc., Class A	10,810	235,226
TechnipFMC plc	223,925	7,096,183
TETRA Technologies, Inc.*	51,890	174,350
Tidewater, Inc.*	17,460	738,034
Transocean Ltd.*	278,620	883,225
Valaris Ltd.*	19,870	780,096

		24,483,851

Oil, Gas & Consumable Fuels (1.6%)
Aemetis, Inc.*	4,550	7,917
Amplify Energy Corp.*	20,910	78,203
Ardmore Shipping Corp.	15,370	150,472
Berry Corp.	18,660	59,899
California Resources Corp.	23,720	1,042,968
Centrus Energy Corp., Class A*	5,390	335,312
Clean Energy Fuels Corp.*	30,290	46,950
CNX Resources Corp.*	54,690	1,721,641
Comstock Resources, Inc.*	35,700	726,138
Core Natural Resources, Inc.	19,351	1,491,962
Crescent Energy Co., Class A	58,598	658,642
CVR Energy, Inc.	10,800	209,520
Delek US Holdings, Inc.	25,680	386,998
DHT Holdings, Inc.	51,900	544,950
Diversified Energy Co. plc(m)	17,950	242,684
Dorian LPG Ltd.	14,715	328,733
Empire Petroleum Corp.*	1,452	9,119
Encore Energy Corp.*	54,640	74,857
Energy Fuels, Inc.*	57,100	212,983
Evolution Petroleum Corp.	5,390	27,920
Excelerate Energy, Inc., Class A	4,740	135,943
FLEX LNG Ltd.	10,400	239,096
FutureFuel Corp.	18,910	73,749
Golar LNG Ltd.	37,320	1,417,787
Granite Ridge Resources, Inc.	11,660	70,893
Green Plains, Inc.*	22,100	107,185
Gulfport Energy Corp.*	4,950	911,493
Hallador Energy Co.*	11,570	142,080
HighPeak Energy, Inc.	13,290	168,251
International Seaways, Inc.	14,415	478,578
Kinetik Holdings, Inc., Class A	13,510	701,709
Kosmos Energy Ltd.*	170,060	387,737
Magnolia Oil & Gas Corp., Class A	62,140	1,569,656
Murphy Oil Corp.	51,720	1,468,848
NACCO Industries, Inc., Class A	570	19,226
NextDecade Corp.*	43,400	337,652
Nordic American Tankers Ltd.	46,190	113,627
Northern Oil & Gas, Inc.	37,900	1,145,717
Par Pacific Holdings, Inc.*	21,190	302,169
PBF Energy, Inc., Class A	33,524	639,973
Peabody Energy Corp.	48,900	662,595
PrimeEnergy Resources Corp.*	50	11,395
REX American Resources Corp.*	6,800	255,476
Riley Exploration Permian, Inc.	2,970	86,635
Ring Energy, Inc.*	41,290	47,483
Sable Offshore Corp.*	19,280	489,134
SandRidge Energy, Inc.	15,990	182,606
Scorpio Tankers, Inc.	17,790	668,548
SFL Corp. Ltd.	47,800	391,960
Sitio Royalties Corp., Class A	30,957	615,116
SM Energy Co.	41,250	1,235,437
Talos Energy, Inc.*	46,750	454,410
Teekay Corp. Ltd.	9,820	64,517
Teekay Tankers Ltd., Class A	9,170	350,936
Uranium Energy Corp.*	140,840	673,215
Ur-Energy, Inc.*	34,810	23,465
VAALCO Energy, Inc.	30,910	116,222
Verde Clean Fuels, Inc.*	270	904
Vital Energy, Inc.(x)*	10,930	231,935
Vitesse Energy, Inc.(x)	6,250	153,688
W&T Offshore, Inc.	82,230	127,456
World Kinect Corp.	22,260	631,294

		26,263,664

Total Energy		50,747,515

Financials (15.0%)
Banks (5.4%)
1st Source Corp.	6,535	390,858
ACNB Corp.	760	31,282
Amalgamated Financial Corp.	10,010	287,788
Amerant Bancorp, Inc., Class A	10,400	214,656
Ameris Bancorp	24,920	1,434,644
Ames National Corp.	830	14,542
Arrow Financial Corp.	3,905	102,662
Associated Banc-Corp.	58,680	1,322,060
Atlantic Union Bankshares Corp.	34,676	1,079,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Axos Financial, Inc.*	21,380	$1,379,438
Banc of California, Inc.	51,210	726,670
BancFirst Corp.	8,200	900,934
Bancorp, Inc. (The)*	18,080	955,347
Bank First Corp.	3,580	360,649
Bank of Hawaii Corp.	15,040	1,037,309
Bank of Marin Bancorp	2,520	55,616
Bank of NT Butterfield & Son Ltd. (The)	18,080	703,674
Bank7 Corp.	560	21,694
BankUnited, Inc.	29,700	1,022,868
Bankwell Financial Group, Inc.	810	24,446
Banner Corp.	13,700	873,649
Bar Harbor Bankshares	1,860	54,870
BayCom Corp.	1,720	43,292
BCB Bancorp, Inc.	2,200	21,692
Berkshire Hills Bancorp, Inc.	13,560	353,780
Blue Foundry Bancorp*	2,300	21,160
Bridgewater Bancshares, Inc.*	4,730	65,700
Brookline Bancorp, Inc.	35,832	390,569
Burke & Herbert Financial Services Corp.	4,444	249,353
Business First Bancshares, Inc.	8,360	203,566
Byline Bancorp, Inc.	16,360	427,978
Cadence Bank	67,753	2,056,981
California Bancorp*	1,170	16,766
Camden National Corp.	5,055	204,576
Capital Bancorp, Inc.	1,030	29,180
Capital City Bank Group, Inc.	5,250	188,790
Capitol Federal Financial, Inc.	60,600	339,360
Carter Bankshares, Inc.*	3,950	63,911
Cathay General Bancorp	25,091	1,079,666
Central Pacific Financial Corp.	8,730	236,059
Chemung Financial Corp.	440	20,931
ChoiceOne Financial Services, Inc.	650	18,700
Citizens & Northern Corp.	5,020	101,002
Citizens Financial Services, Inc.	404	23,452
City Holding Co.	5,540	650,784
Civista Bancshares, Inc.	4,090	79,919
CNB Financial Corp.	3,490	77,652
Coastal Financial Corp.*	4,290	387,859
Colony Bankcorp, Inc.	2,290	36,984
Columbia Financial, Inc.*	10,020	150,300
Community Financial System, Inc.	19,366	1,101,151
Community Trust Bancorp, Inc.	6,100	307,196
Community West Bancshares	2,000	36,960
ConnectOne Bancorp, Inc.	13,940	338,881
Customers Bancorp, Inc.*	10,800	542,160
CVB Financial Corp.	51,335	947,644
Dime Community Bancshares, Inc.	15,719	438,246
Eagle Bancorp, Inc.	12,230	256,830
Eastern Bankshares, Inc.	66,064	1,083,450
Enterprise Bancorp, Inc.	1,600	62,288
Enterprise Financial Services Corp.	12,634	678,951
Equity Bancshares, Inc., Class A	4,430	174,542
Esquire Financial Holdings, Inc.	2,550	192,219
ESSA Bancorp, Inc.	790	14,891
Farmers & Merchants Bancorp, Inc.	1,910	45,668
Farmers National Banc Corp.	13,990	182,569
FB Financial Corp.	12,814	594,057
Fidelity D&D Bancorp, Inc.	410	17,060
Financial Institutions, Inc.	3,150	78,624
First Bancorp (Nasdaq Stock Exchange)	17,188	689,926
First Bancorp (New York Stock Exchange)	64,080	1,228,414
First Bancorp, Inc. (The)	3,690	91,217
First Bancshares, Inc. (The)	11,630	393,210
First Bank	2,290	33,915
First Busey Corp.	29,935	646,596
First Business Financial Services, Inc.	660	31,119
First Commonwealth Financial Corp.	36,600	568,764
First Community Bankshares, Inc.	9,440	355,794
First Financial Bancorp	35,765	893,410
First Financial Bankshares, Inc.	48,240	1,732,781
First Financial Corp.	3,690	180,736
First Financial Northwest, Inc.	250	5,665
First Foundation, Inc.	22,070	114,543
First Internet Bancorp	510	13,658
First Interstate BancSystem, Inc., Class A	30,784	881,962
First Merchants Corp.	20,730	838,321
First Mid Bancshares, Inc.	7,700	268,730
First of Long Island Corp. (The)	6,730	83,115
First Western Financial, Inc.*	730	14,344
Five Star Bancorp	1,500	41,700
Flagstar Financial, Inc.	96,883	1,125,780
Flushing Financial Corp.	7,800	99,060
FS Bancorp, Inc.	650	24,706
Fulton Financial Corp.	68,260	1,234,823
FVCBankcorp, Inc.*	1,135	11,997
German American Bancorp, Inc.	10,730	402,375
Glacier Bancorp, Inc.	42,400	1,874,928
Great Southern Bancorp, Inc.	1,730	95,790
Greene County Bancorp, Inc.	1,370	33,031
Guaranty Bancshares, Inc.	1,870	74,856
Hancock Whitney Corp.	31,972	1,676,931
Hanmi Financial Corp.	13,010	294,807
HarborOne Bancorp, Inc.	8,440	87,523
HBT Financial, Inc.	2,740	61,403
Heritage Commerce Corp.	15,990	152,225
Heritage Financial Corp.	15,266	371,422
Hilltop Holdings, Inc.	17,399	529,800
Hingham Institution For Savings (The)(x)	560	133,168
Home Bancorp, Inc.	1,400	62,720
Home BancShares, Inc.	71,075	2,009,290
HomeStreet, Inc.*	12,370	145,224
HomeTrust Bancshares, Inc.	3,430	117,580
Hope Bancorp, Inc.	44,585	466,805
Horizon Bancorp, Inc.	17,900	269,932
Independent Bank Corp.	6,600	203,214
Independent Bank Corp./MA	15,885	995,195
International Bancshares Corp.	20,600	1,299,036
Investar Holding Corp.	350	6,163
John Marshall Bancorp, Inc.	940	15,529
Kearny Financial Corp.	23,395	146,453
Lakeland Financial Corp.	10,455	621,445
LCNB Corp.	1,450	21,445
LINKBANCORP, Inc.	540	3,661
Live Oak Bancshares, Inc.	12,400	330,584
Mercantile Bank Corp.	5,840	253,690
Metrocity Bankshares, Inc.	6,990	192,714
Metropolitan Bank Holding Corp.*	6,410	358,896
Mid Penn Bancorp, Inc.	2,080	53,893
Middlefield Banc Corp.	680	19,006
Midland States Bancorp, Inc.	6,020	103,062
MidWestOne Financial Group, Inc.	6,750	199,867
MVB Financial Corp.	1,420	24,594
National Bank Holdings Corp., Class A	14,100	539,607
National Bankshares, Inc.	670	17,842
NB Bancorp, Inc.*	14,870	268,701
NBT Bancorp, Inc.	16,295	699,056
Nicolet Bankshares, Inc.	4,800	523,008
Northeast Bank	2,440	223,358
Northeast Community Bancorp, Inc.	2,410	56,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Northfield Bancorp, Inc.	14,920	$162,777
Northrim Bancorp, Inc.	820	60,040
Northwest Bancshares, Inc.	41,220	495,464
Norwood Financial Corp.	780	18,853
Oak Valley Bancorp	770	19,219
OceanFirst Financial Corp.	24,343	414,074
OFG Bancorp	17,560	702,751
Old National Bancorp	111,726	2,367,474
Old Second Bancorp, Inc.	25,450	423,488
Orange County Bancorp, Inc.	1,140	26,665
Origin Bancorp, Inc.	10,870	376,863
Orrstown Financial Services, Inc.	6,950	208,570
Pacific Premier Bancorp, Inc.	38,550	821,886
Park National Corp.	5,220	790,308
Parke Bancorp, Inc.	900	16,956
Pathward Financial, Inc.	8,340	608,403
PCB Bancorp	1,050	19,646
Peapack-Gladstone Financial Corp.	5,440	154,496
Peoples Bancorp of North Carolina, Inc.	190	5,176
Peoples Bancorp, Inc.	13,004	385,699
Peoples Financial Services Corp.	890	39,578
Pioneer Bancorp, Inc.*	920	10,773
Plumas Bancorp	480	20,770
Ponce Financial Group, Inc.*	2,580	32,689
Preferred Bank	4,900	409,934
Primis Financial Corp.	4,930	48,166
Princeton Bancorp, Inc.	590	18,025
Provident Bancorp, Inc.*	610	7,003
Provident Financial Services, Inc.	48,105	825,963
QCR Holdings, Inc.	5,800	413,656
RBB Bancorp	3,340	55,110
Red River Bancshares, Inc.	880	45,452
Renasant Corp.	20,560	697,601
Republic Bancorp, Inc., Class A	3,180	202,948
S&T Bancorp, Inc.	14,209	526,443
Sandy Spring Bancorp, Inc.	16,589	463,663
Seacoast Banking Corp. of Florida	31,385	807,536
ServisFirst Bancshares, Inc.	19,300	1,594,180
Shore Bancshares, Inc.	3,025	40,958
Sierra Bancorp	3,490	97,301
Simmons First National Corp., Class A	49,819	1,022,784
SmartFinancial, Inc.	5,360	166,589
South Plains Financial, Inc.	2,240	74,189
Southern First Bancshares, Inc.*	1,150	37,858
Southern Missouri Bancorp, Inc.	3,250	169,065
Southern States Bancshares, Inc.	740	26,455
Southside Bancshares, Inc.	14,736	426,755
SouthState Corp.	35,577	3,302,257
Stellar Bancorp, Inc.	17,384	480,841
Sterling Bancorp, Inc.*	1,320	6,389
Stock Yards Bancorp, Inc.	9,010	622,231
Texas Capital Bancshares, Inc.*	17,070	1,275,129
Third Coast Bancshares, Inc.*	1,610	53,726
Timberland Bancorp, Inc.	890	26,833
Tompkins Financial Corp.	4,561	287,252
Towne Bank	29,009	991,818
TriCo Bancshares	10,782	430,957
Triumph Financial, Inc.*	9,000	520,200
TrustCo Bank Corp.	6,930	211,226
Trustmark Corp.	23,320	804,307
UMB Financial Corp.	24,160	2,442,576
United Bankshares, Inc.	46,352	1,607,024
United Community Banks, Inc.	45,700	1,285,541
Unity Bancorp, Inc.	900	36,630
Univest Financial Corp.	11,100	314,796
USCB Financial Holdings, Inc.	1,680	31,181
Valley National Bancorp	167,509	1,489,155
Veritex Holdings, Inc.	17,824	445,065
Virginia National Bankshares Corp.	730	26,338
WaFd, Inc.	23,268	664,999
Washington Trust Bancorp, Inc.	4,570	141,030
WesBanco, Inc.	33,598	1,040,194
West Bancorp, Inc.	5,140	102,492
Westamerica Bancorp	9,650	488,580
WSFS Financial Corp.	22,811	1,183,207

		91,941,647

Capital Markets (3.5%)
Acadian Asset Management, Inc.	12,108	313,113
AlTi Global, Inc.*	5,360	16,294
Artisan Partners Asset Management, Inc., Class A	22,740	889,134
B Riley Financial, Inc.	15,760	60,991
BGC Group, Inc., Class A	133,260	1,221,994
Cohen & Steers, Inc.	11,366	912,122
Diamond Hill Investment Group, Inc.	660	94,274
DigitalBridge Group, Inc.	60,275	531,625
Donnelley Financial Solutions, Inc.*	9,220	403,006
Forge Global Holdings, Inc.*	27,100	15,230
GCM Grosvenor, Inc., Class A	15,360	203,213
Hamilton Lane, Inc., Class A	14,670	2,180,989
Jefferies Financial Group, Inc.	202,286	10,836,461
MarketWise, Inc.	11,700	5,775
Moelis & Co., Class A	26,090	1,522,612
Open Lending Corp.*	34,360	94,834
P10, Inc., Class A	12,250	143,938
Patria Investments Ltd., Class A	20,850	235,396
Perella Weinberg Partners, Class A	18,370	338,008
Piper Sandler Cos.	6,460	1,599,884
PJT Partners, Inc., Class A	95,499	13,167,402
Silvercrest Asset Management Group, Inc., Class A	1,100	17,996
StepStone Group, Inc., Class A	23,330	1,218,526
Stifel Financial Corp.	118,129	11,134,840
StoneX Group, Inc.*	14,503	1,107,739
TPG, Inc., Class A	211,443	10,028,741
Value Line, Inc.	210	8,121
Victory Capital Holdings, Inc., Class A	15,710	909,138
Virtus Investment Partners, Inc.	2,585	445,551
WisdomTree, Inc.	53,000	472,760

		60,129,707

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	1,700	86,955
Bread Financial Holdings, Inc.	18,200	911,456
Consumer Portfolio Services, Inc.*	2,350	20,375
Dave, Inc.*	2,500	206,650
Encore Capital Group, Inc.*	7,180	246,131
Enova International, Inc.*	8,820	851,659
FirstCash Holdings, Inc.	14,954	1,799,265
Green Dot Corp., Class A*	17,660	149,050
LendingClub Corp.*	38,200	394,224
LendingTree, Inc.*	700	35,189
Medallion Financial Corp.	870	7,578
Moneylion, Inc.*	3,250	281,158
Navient Corp.	35,497	448,327
Nelnet, Inc., Class A	5,530	613,443
OppFi, Inc.	11,320	105,276
PRA Group, Inc.*	17,960	370,335
PROG Holdings, Inc.	17,760	472,416
Regional Management Corp.	1,230	37,035
Upstart Holdings, Inc.*	27,640	1,272,269
World Acceptance Corp.*	1,120	141,736

		8,450,527

Financial Services (2.1%)
Acacia Research Corp.*	9,610	30,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Alerus Financial Corp.	2,360	$43,566
AvidXchange Holdings, Inc.*	66,390	562,987
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	374,784
Burford Capital Ltd.	76,550	1,011,225
Cannae Holdings, Inc.	17,720	324,808
Cantaloupe, Inc.*	15,310	120,490
Cass Information Systems, Inc.	4,653	201,242
Compass Diversified Holdings	22,320	416,714
Enact Holdings, Inc.	9,390	326,303
Essent Group Ltd.	39,040	2,253,389
Evertec, Inc.	22,336	821,295
Federal Agricultural Mortgage Corp., Class C	3,020	566,280
Flywire Corp.*	46,137	438,302
HA Sustainable Infrastructure Capital, Inc.	42,950	1,255,858
International Money Express, Inc.*	7,720	97,426
Jackson Financial, Inc., Class A	26,460	2,216,819
Marqeta, Inc., Class A*	187,960	774,395
Merchants Bancorp	5,910	218,670
Mr Cooper Group, Inc.*	23,871	2,854,972
NCR Atleos Corp.*	27,560	727,033
NewtekOne, Inc.	9,100	108,836
NMI Holdings, Inc., Class A*	30,920	1,114,666
Onity Group, Inc.*	790	25,533
Pagseguro Digital Ltd., Class A*	76,150	581,024
Payoneer Global, Inc.*	98,700	721,497
Paysafe Ltd.*	13,804	216,585
Paysign, Inc.*	13,830	29,320
PennyMac Financial Services, Inc.	9,710	972,068
Priority Technology Holdings, Inc.*	1,710	11,654
Radian Group, Inc.	53,106	1,756,215
Remitly Global, Inc.*	54,186	1,127,069
Repay Holdings Corp., Class A*	29,100	162,087
Sezzle, Inc.*	4,980	173,752
Shift4 Payments, Inc., Class A*	120,299	9,829,631
StoneCo Ltd., Class A*	111,640	1,169,987
SWK Holdings Corp.*	610	10,608
Velocity Financial, Inc.*	1,010	18,897
Walker & Dunlop, Inc.	11,370	970,543
Waterstone Financial, Inc.	4,170	56,086

		34,693,368

Insurance (3.0%)
Ambac Financial Group, Inc.*	7,330	64,137
American Coastal Insurance Corp.	11,560	133,749
AMERISAFE, Inc.	8,790	461,914
Baldwin Insurance Group, Inc. (The), Class A*	24,350	1,088,201
CNO Financial Group, Inc.	36,610	1,524,806
Crawford & Co., Class A	7,750	88,505
Donegal Group, Inc., Class A	7,660	150,366
Employers Holdings, Inc.	10,481	530,758
Enstar Group Ltd.*	4,750	1,578,805
F&G Annuities & Life, Inc.	6,980	251,629
Fidelis Insurance Holdings Ltd.	22,060	357,372
Genworth Financial, Inc., Class A*	160,038	1,134,669
GoHealth, Inc., Class A*	1,210	14,847
Goosehead Insurance, Inc., Class A	8,260	975,176
Greenlight Capital Re Ltd., Class A*	5,676	76,910
Hamilton Insurance Group Ltd., Class B*	14,860	308,048
HCI Group, Inc.	2,800	417,844
Heritage Insurance Holdings, Inc.*	2,890	41,674
Hippo Holdings, Inc.*	5,675	145,053
Horace Mann Educators Corp.	13,360	570,873
Investors Title Co.	230	55,448
James River Group Holdings Ltd.	33,910	142,422
Kingsway Financial Services, Inc.*	2,780	22,018
Kinsale Capital Group, Inc.	31,618	15,388,797
Lemonade, Inc.*	19,000	597,170
Maiden Holdings Ltd.*	6,480	3,696
MBIA, Inc.(x)*	24,000	119,520
Mercury General Corp.	9,700	542,230
NI Holdings, Inc.*	4,320	61,603
Oscar Health, Inc., Class A*	74,280	973,811
Palomar Holdings, Inc.*	8,880	1,217,270
ProAssurance Corp.*	25,000	583,750
Root, Inc., Class A*	2,880	384,307
Ryan Specialty Holdings, Inc., Class A	209,843	15,501,102
Safety Insurance Group, Inc.	5,424	427,845
Selective Insurance Group, Inc.	23,240	2,127,390
Selectquote, Inc.*	13,149	43,918
SiriusPoint Ltd.*	36,000	622,440
Skyward Specialty Insurance Group, Inc.*	14,190	750,935
Stewart Information Services Corp.	9,490	677,112
Tiptree, Inc., Class A	8,570	206,451
Trupanion, Inc.*	11,160	415,933
United Fire Group, Inc.	7,190	211,817
Universal Insurance Holdings, Inc.	8,450	200,265

		51,192,586

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Advanced Flower Capital, Inc. (REIT)	4,940	27,516
AG Mortgage Investment Trust, Inc. (REIT)	1,920	14,016
Angel Oak Mortgage REIT, Inc. (REIT)	2,660	25,350
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	506,138
Arbor Realty Trust, Inc. (REIT)	62,990	740,133
Ares Commercial Real Estate Corp. (REIT)(x)	19,180	88,803
ARMOUR Residential REIT, Inc. (REIT)(x)	24,587	420,438
Blackstone Mortgage Trust, Inc. (REIT), Class A	66,200	1,324,000
BrightSpire Capital, Inc. (REIT), Class A	47,630	264,823
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,650	53,655
Chimera Investment Corp. (REIT)	31,866	408,841
Claros Mortgage Trust, Inc. (REIT)	33,500	124,955
Dynex Capital, Inc. (REIT)(x)	28,310	368,596
Ellington Financial, Inc. (REIT)	27,810	368,761
Franklin BSP Realty Trust, Inc. (REIT)	30,600	389,844
Granite Point Mortgage Trust, Inc. (REIT)	26,380	68,588
Invesco Mortgage Capital, Inc. (REIT)(x)	12,089	95,382
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	203,040
Ladder Capital Corp. (REIT)	37,467	427,499
MFA Financial, Inc. (REIT)	38,105	390,957
New York Mortgage Trust, Inc. (REIT)	25,860	167,831
Nexpoint Real Estate Finance, Inc. (REIT)	1,960	29,968
Orchid Island Capital, Inc. (REIT)	28,210	212,139
PennyMac Mortgage Investment Trust (REIT)	28,873	422,989
Ready Capital Corp. (REIT)	66,972	340,888
Redwood Trust, Inc. (REIT)	57,300	347,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Hills Realty Trust (REIT)	580	$7,244
Sunrise Realty Trust, Inc. (REIT)	1,646	18,221
TPG RE Finance Trust, Inc. (REIT)	21,380	174,247
Two Harbors Investment Corp. (REIT)	31,505	420,907

		8,453,580

Total Financials		254,861,415

Health Care (18.8%)
Biotechnology (10.9%)
2seventy bio, Inc.*	27,190	134,319
4D Molecular Therapeutics, Inc.*	23,690	76,519
89bio, Inc.*	23,690	172,226
Absci Corp.*	17,630	44,251
ACADIA Pharmaceuticals, Inc.*	47,900	795,619
ACELYRIN, Inc.*	34,910	86,228
Achieve Life Sciences, Inc.*	2,130	5,687
Acrivon Therapeutics, Inc.*	1,610	3,268
Actinium Pharmaceuticals, Inc.(x)*	10,020	16,132
Acumen Pharmaceuticals, Inc.*	4,050	4,455
ADC Therapeutics SA*	7,340	10,349
ADMA Biologics, Inc.*	80,740	1,601,882
Adverum Biotechnologies, Inc.*	1,800	7,866
Aerovate Therapeutics, Inc.*	30,220	75,852
Agenus, Inc.*	10,427	15,693
Agios Pharmaceuticals, Inc.*	20,370	596,841
Akebia Therapeutics, Inc.*	25,880	49,690
Akero Therapeutics, Inc.*	109,604	4,436,770
Aldeyra Therapeutics, Inc.*	26,990	155,192
Alector, Inc.*	31,460	38,696
Alkermes plc*	57,620	1,902,612
Allogene Therapeutics, Inc.*	81,817	119,453
Altimmune, Inc.(x)*	23,570	117,850
ALX Oncology Holdings, Inc.*	20,040	12,485
Amicus Therapeutics, Inc.*	105,789	863,238
AnaptysBio, Inc.*	7,730	143,701
Anavex Life Sciences Corp.*	38,020	326,212
Anika Therapeutics, Inc.*	6,650	99,950
Annexon, Inc.*	34,560	66,701
Apogee Therapeutics, Inc.*	106,727	3,987,321
Applied Therapeutics, Inc.*	36,420	17,806
Arbutus Biopharma Corp.*	30,630	106,899
Arcellx, Inc.*	16,470	1,080,432
Arcturus Therapeutics Holdings, Inc.*	10,200	108,018
Arcus Biosciences, Inc.*	20,000	157,000
Arcutis Biotherapeutics, Inc.*	40,580	634,671
Ardelyx, Inc.*	81,640	400,852
ArriVent Biopharma, Inc.*	10,580	195,624
Arrowhead Pharmaceuticals, Inc.*	45,610	581,071
ARS Pharmaceuticals, Inc.(x)*	314,142	3,951,906
Ascendis Pharma A/S (ADR)*	30,538	4,759,653
Astria Therapeutics, Inc.*	22,800	121,752
Atossa Therapeutics, Inc.(x)*	8,690	5,848
Aura Biosciences, Inc.*	6,190	36,273
Aurinia Pharmaceuticals, Inc.*	48,800	392,352
Avidity Biosciences, Inc.*	38,610	1,139,767
Avita Medical, Inc.(x)*	5,430	44,200
Beam Therapeutics, Inc.*	26,980	526,919
BioCryst Pharmaceuticals, Inc.*	77,400	580,500
Biohaven Ltd.*	28,680	689,467
Biomea Fusion, Inc.*	21,330	45,433
Black Diamond Therapeutics, Inc.*	5,780	8,959
Bluebird Bio, Inc.(x)*	5,517	26,923
Blueprint Medicines Corp.*	98,110	8,683,716
Boundless Bio, Inc.*	1,160	1,752
Bridgebio Pharma, Inc.*	246,544	8,523,026
C4 Therapeutics, Inc.*	17,510	28,016
Cabaletta Bio, Inc.*	29,480	40,830
Candel Therapeutics, Inc.*	5,330	30,115
Capricor Therapeutics, Inc.*	9,590	91,009
Cardiff Oncology, Inc.*	5,190	16,297
CareDx, Inc.*	16,490	292,698
Cargo Therapeutics, Inc.*	8,430	34,310
Caribou Biosciences, Inc.*	70,270	64,164
Cartesian Therapeutics, Inc.*	1,167	15,381
Catalyst Pharmaceuticals, Inc.*	42,700	1,035,475
Celcuity, Inc.*	8,260	83,509
Celldex Therapeutics, Inc.*	22,630	410,734
Century Therapeutics, Inc.*	6,580	3,132
CervoMed, Inc.*	670	6,131
CG oncology, Inc.*	157,915	3,867,338
Cibus, Inc., Class A*	1,860	3,478
Climb Bio, Inc.*	1,190	1,452
Cogent Biosciences, Inc.*	34,760	208,212
Coherus Biosciences, Inc.*	67,360	54,360
Compass Therapeutics, Inc.*	11,360	21,584
Corbus Pharmaceuticals Holdings, Inc.*	3,030	16,089
Crinetics Pharmaceuticals, Inc.*	32,630	1,094,410
Cullinan Therapeutics, Inc.*	19,420	147,009
Cytokinetics, Inc.*	139,573	5,609,439
Day One Biopharmaceuticals, Inc.*	23,590	187,069
Denali Therapeutics, Inc.*	271,700	3,693,762
Design Therapeutics, Inc.*	13,030	50,296
Dianthus Therapeutics, Inc.*	9,130	165,618
Disc Medicine, Inc.*	5,760	285,926
Dynavax Technologies Corp.*	47,500	616,075
Dyne Therapeutics, Inc.*	30,830	322,482
Editas Medicine, Inc.*	54,050	62,698
Elevation Oncology, Inc.*	4,590	1,189
Enanta Pharmaceuticals, Inc.*	9,910	54,703
Entrada Therapeutics, Inc.*	2,490	22,510
Erasca, Inc.*	54,040	74,035
Fate Therapeutics, Inc.*	57,600	45,510
Fennec Pharmaceuticals, Inc.*	4,120	25,091
Fibrobiologics, Inc.*	3,500	3,150
Foghorn Therapeutics, Inc.*	4,820	17,593
Galectin Therapeutics, Inc.(x)*	1,350	1,647
Generation Bio Co.*	25,068	10,153
Geron Corp.*	219,980	349,768
Greenwich Lifesciences, Inc.(x)*	380	3,625
Gyre Therapeutics, Inc.*	540	4,169
Halozyme Therapeutics, Inc.*	180,466	11,515,535
Heron Therapeutics, Inc.*	77,480	170,456
HilleVax, Inc.*	6,490	9,411
Humacyte, Inc.*	22,840	38,942
Ideaya Biosciences, Inc.*	28,550	467,649
IGM Biosciences, Inc.*	13,780	15,847
ImmunityBio, Inc.*	42,280	127,263
Immunome, Inc.*	19,640	132,177
Immunovant, Inc.*	20,090	343,338
Inhibrx Biosciences, Inc.*	6,380	89,256
Inmune Bio, Inc.*	1,280	9,997
Inovio Pharmaceuticals, Inc.*	2,630	4,287
Inozyme Pharma, Inc.*	15,750	14,333
Insmed, Inc.*	211,522	16,137,013
Intellia Therapeutics, Inc.*	36,800	261,648
Invivyd, Inc.*	3,550	2,149
Iovance Biotherapeutics, Inc.*	95,920	319,414
Ironwood Pharmaceuticals, Inc., Class A*	49,800	73,206
iTeos Therapeutics, Inc.*	13,030	77,789
Janux Therapeutics, Inc.*	10,710	289,170
Jasper Therapeutics, Inc.*	1,040	4,472
KalVista Pharmaceuticals, Inc.*	13,410	154,751
Keros Therapeutics, Inc.*	11,260	114,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kiniksa Pharmaceuticals International plc, Class A*	12,900	$286,509
Kodiak Sciences, Inc.*	25,440	71,359
Korro Bio, Inc.*	820	14,276
Krystal Biotech, Inc.*	9,480	1,709,244
Kura Oncology, Inc.*	26,400	174,240
Kymera Therapeutics, Inc.*	14,850	406,445
Kyverna Therapeutics, Inc.*	9,430	18,200
Larimar Therapeutics, Inc.*	14,320	30,788
Legend Biotech Corp. (ADR)*	117,793	3,996,716
LENZ Therapeutics, Inc.*	2,388	61,395
Lexeo Therapeutics, Inc.(x)*	3,800	13,186
Lexicon Pharmaceuticals, Inc.*	79,450	36,611
Lineage Cell Therapeutics, Inc.*	27,140	12,256
Lyell Immunopharma, Inc.*	70,062	37,693
MacroGenics, Inc.*	40,010	50,813
Madrigal Pharmaceuticals, Inc.*	6,700	2,219,241
MannKind Corp.*	96,800	486,904
MeiraGTx Holdings plc*	17,720	120,142
Mersana Therapeutics, Inc.*	57,620	19,833
Metagenomi, Inc.*	760	1,034
Metsera, Inc.(x)*	96,074	2,615,134
MiMedx Group, Inc.*	49,500	376,200
Mineralys Therapeutics, Inc.*	5,410	85,911
Mirum Pharmaceuticals, Inc.*	14,990	675,299
Monte Rosa Therapeutics, Inc.*	9,280	43,059
MoonLake Immunotherapeutics, Class A*	73,309	2,864,183
Myriad Genetics, Inc.*	29,370	260,512
Natera, Inc.*	147,297	20,829,269
Neurocrine Biosciences, Inc.*	87,278	9,652,947
Neurogene, Inc.*	1,000	11,710
Newamsterdam Pharma Co. NV*	173,532	3,552,200
Nkarta, Inc.*	28,760	52,918
Novavax, Inc.*	53,960	345,884
Nurix Therapeutics, Inc.*	23,120	274,666
Nuvalent, Inc., Class A*	12,200	865,224
Ocugen, Inc.*	49,910	35,251
Olema Pharmaceuticals, Inc.*	12,820	48,203
Organogenesis Holdings, Inc., Class A*	14,240	61,517
ORIC Pharmaceuticals, Inc.*	13,840	77,227
Outlook Therapeutics, Inc.*	2,711	3,307
Ovid therapeutics, Inc.*	23,300	7,267
PDL BioPharma, Inc.(r)*	73,900	—
PepGen, Inc.*	3,390	4,763
Perspective Therapeutics, Inc.(x)*	17,840	37,999
Praxis Precision Medicines, Inc.*	6,590	249,563
Precigen, Inc.(x)*	63,910	95,226
Prelude Therapeutics, Inc.*	1,810	1,390
Prime Medicine, Inc.*	26,630	52,994
ProKidney Corp., Class A*	35,320	30,947
Protagonist Therapeutics, Inc.*	20,800	1,005,888
Prothena Corp. plc(x)*	15,890	196,639
PTC Therapeutics, Inc.*	26,570	1,354,007
Puma Biotechnology, Inc.*	3,240	9,590
Pyxis Oncology, Inc.*	4,490	4,400
Q32 Bio, Inc.*	580	957
RAPT Therapeutics, Inc.*	23,860	29,109
Recursion Pharmaceuticals, Inc., Class A*	78,965	417,725
REGENXBIO, Inc.*	18,700	133,705
Regulus Therapeutics, Inc.*	13,440	23,520
Relay Therapeutics, Inc.*	37,500	98,250
Renovaro, Inc.(x)*	12,630	6,861
Replimune Group, Inc.*	18,280	178,230
Revolution Medicines, Inc.*	60,746	2,147,979
Rhythm Pharmaceuticals, Inc.*	19,690	1,042,979
Rigel Pharmaceuticals, Inc.*	7,629	137,246
Rocket Pharmaceuticals, Inc.*	21,600	144,072
Sage Therapeutics, Inc.*	19,000	151,050
Sana Biotechnology, Inc.*	59,540	100,027
Savara, Inc.*	49,430	136,921
Scholar Rock Holding Corp.*	28,140	904,701
Sera Prognostics, Inc., Class A*	1,670	6,146
Shattuck Labs, Inc.*	3,620	3,439
Skye Bioscience, Inc.*	3,020	4,802
Soleno Therapeutics, Inc.*	8,400	600,180
Solid Biosciences, Inc.*	5,200	19,240
SpringWorks Therapeutics, Inc.*	24,980	1,102,367
Spyre Therapeutics, Inc.*	13,230	213,466
Stoke Therapeutics, Inc.*	14,010	93,167
Summit Therapeutics, Inc.*	33,150	639,464
Sutro Biopharma, Inc.*	28,210	18,353
Syndax Pharmaceuticals, Inc.*	31,390	385,626
Tango Therapeutics, Inc.*	29,230	40,045
Taysha Gene Therapies, Inc.*	35,590	49,470
Tenaya Therapeutics, Inc.*	15,460	8,814
Tevogen Bio Holdings, Inc.(x)*	3,330	3,596
TG Therapeutics, Inc.*	49,790	1,963,220
Tourmaline Bio, Inc.*	8,590	130,654
Travere Therapeutics, Inc.*	24,000	430,080
TScan Therapeutics, Inc.*	2,430	3,353
Twist Bioscience Corp.*	20,373	799,844
Tyra Biosciences, Inc.*	4,970	46,221
Ultragenyx Pharmaceutical, Inc.*	115,124	4,168,640
UroGen Pharma Ltd.*	2,290	25,327
Vanda Pharmaceuticals, Inc.*	35,543	163,142
Vaxcyte, Inc.*	153,598	5,799,860
Vera Therapeutics, Inc., Class A*	14,600	350,692
Veracyte, Inc.*	28,100	833,165
Verastem, Inc.*	6,940	41,848
Vericel Corp.*	16,440	733,553
Verve Therapeutics, Inc.*	24,320	111,142
Viking Therapeutics, Inc.*	104,688	2,528,215
Vir Biotechnology, Inc.*	33,400	216,432
Viridian Therapeutics, Inc.*	23,900	322,172
Voyager Therapeutics, Inc.*	19,390	65,538
Werewolf Therapeutics, Inc.*	3,190	3,101
X4 Pharmaceuticals, Inc.*	63,910	15,108
XBiotech, Inc.*	1,290	4,180
Xencor, Inc.*	24,440	260,042
Xenon Pharmaceuticals, Inc.*	101,062	3,390,630
XOMA Royalty Corp.*	880	17,538
Y-mAbs Therapeutics, Inc.*	20,160	89,309
Zentalis Pharmaceuticals, Inc.*	45,340	72,091
Zura Bio Ltd., Class A*	9,510	12,268
Zymeworks, Inc.*	20,200	240,582

		185,560,593

Health Care Equipment & Supplies (3.8%)
Accuray, Inc.*	15,920	28,497
Alphatec Holdings, Inc.*	34,340	348,208
AngioDynamics, Inc.*	13,740	129,019
Artivion, Inc.*	16,300	400,654
AtriCure, Inc.*	305,484	9,854,914
Avanos Medical, Inc.*	17,200	246,476
Axogen, Inc.*	16,580	306,730
Bioventus, Inc., Class A*	320	2,928
Cerus Corp.*	67,190	93,394
CONMED Corp.	10,111	610,603
CVRx, Inc.*	9,280	113,494
Embecta Corp.	20,900	266,475
Fractyl Health, Inc.*	1,870	2,225
Glaukos Corp.*	112,504	11,072,644
Haemonetics Corp.*	19,170	1,218,254
ICU Medical, Inc.*	8,190	1,137,263
Inmode Ltd.*	29,700	526,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Inogen, Inc.*	18,320	$130,622
Integer Holdings Corp.*	12,370	1,459,784
Integra LifeSciences Holdings Corp.*	26,180	575,698
iRadimed Corp.	3,950	207,296
iRhythm Technologies, Inc.*	11,006	1,152,108
Lantheus Holdings, Inc.*	25,240	2,463,424
LeMaitre Vascular, Inc.	7,200	604,080
LivaNova plc*	20,032	786,857
Masimo Corp.*	71,727	11,949,718
Merit Medical Systems, Inc.*	19,945	2,108,386
Neogen Corp.*	84,112	729,251
NeuroPace, Inc.*	870	10,692
Nevro Corp.*	19,590	114,406
Novocure Ltd.*	40,680	724,918
Omnicell, Inc.*	18,100	632,776
OraSure Technologies, Inc.*	48,420	163,175
Orchestra BioMed Holdings, Inc.*	2,050	8,774
Orthofix Medical, Inc.*	17,685	288,442
OrthoPediatrics Corp.*	3,860	95,072
Paragon 28, Inc.*	18,460	241,088
PROCEPT BioRobotics Corp.*	179,541	10,460,059
Pulmonx Corp.*	22,410	150,819
Pulse Biosciences, Inc.*	2,990	48,109
RxSight, Inc.*	13,000	328,250
Sanara Medtech, Inc.*	530	16,361
Semler Scientific, Inc.(x)*	1,530	55,386
SI-BONE, Inc.*	14,950	209,748
Sight Sciences, Inc.*	7,400	17,760
STAAR Surgical Co.*	19,100	336,733
Stereotaxis, Inc.*	2,890	5,086
Surmodics, Inc.*	3,540	108,076
Tactile Systems Technology, Inc.*	11,380	150,444
Tandem Diabetes Care, Inc.*	24,740	474,018
TransMedics Group, Inc.*	11,900	800,632
Treace Medical Concepts, Inc.*	22,110	185,503
UFP Technologies, Inc.*	2,700	544,617
Utah Medical Products, Inc.	1,850	103,674
Varex Imaging Corp.*	7,360	85,376
Zimvie, Inc.*	6,670	72,036
Zynex, Inc.(x)*	7,990	17,578

		64,975,488

Health Care Providers & Services (2.1%)
Accolade, Inc.*	20,192	140,940
AdaptHealth Corp., Class A*	32,575	353,113
Addus HomeCare Corp.*	6,900	682,341
agilon health, Inc.*	117,850	510,291
AirSculpt Technologies, Inc.(x)*	5,090	11,885
Alignment Healthcare, Inc.*	35,890	668,272
AMN Healthcare Services, Inc.*	16,300	398,698
Astrana Health, Inc.*	14,500	449,645
Aveanna Healthcare Holdings, Inc.*	17,810	96,530
BrightSpring Health Services, Inc.*	438,727	7,936,571
Brookdale Senior Living, Inc.*	87,780	549,503
Castle Biosciences, Inc.*	9,250	185,185
Community Health Systems, Inc.*	59,400	160,380
Concentra Group Holdings Parent, Inc.	39,959	867,110
CorVel Corp.*	10,500	1,175,685
Cross Country Healthcare, Inc.*	10,380	154,558
DocGo, Inc.*	43,420	114,629
Enhabit, Inc.*	23,070	202,785
Ensign Group, Inc. (The)	19,760	2,556,944
Fulgent Genetics, Inc.*	7,810	131,989
GeneDx Holdings Corp., Class A*	4,660	412,713
Guardant Health, Inc.*	42,620	1,815,612
HealthEquity, Inc.*	30,290	2,676,727
Hims & Hers Health, Inc.*	65,770	1,943,504
InfuSystem Holdings, Inc.*	1,270	6,833
Innovage Holding Corp.*	5,000	14,900
Joint Corp. (The)*	8,980	112,160
LifeStance Health Group, Inc.*	52,350	348,651
ModivCare, Inc.*	6,790	8,929
Nano-X Imaging Ltd.(x)*	25,800	128,871
National HealthCare Corp.	4,020	373,056
National Research Corp.	5,680	72,704
NeoGenomics, Inc.*	43,800	415,662
OPKO Health, Inc.*	116,780	193,855
Option Care Health, Inc.*	60,020	2,097,699
Owens & Minor, Inc.*	32,050	289,412
PACS Group, Inc.*	14,820	166,577
Patterson Cos., Inc.	26,300	821,612
Pediatrix Medical Group, Inc.*	30,200	437,598
Pennant Group, Inc. (The)*	12,610	317,141
Performant Healthcare, Inc.*	4,770	14,119
Privia Health Group, Inc.*	34,967	785,009
Progyny, Inc.*	29,100	650,094
Quipt Home Medical Corp.*	4,460	10,392
RadNet, Inc.*	25,260	1,255,927
Select Medical Holdings Corp.	39,319	656,627
Sonida Senior Living, Inc.*	300	6,987
Surgery Partners, Inc.*	29,100	691,125
Talkspace, Inc.*	11,840	30,310
US Physical Therapy, Inc.	6,200	448,632
Viemed Healthcare, Inc.*	5,600	40,768

		34,591,260

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	22,970	66,383
Evolent Health, Inc., Class A*	42,230	399,918
Health Catalyst, Inc.*	24,020	108,811
HealthStream, Inc.	7,430	239,098
LifeMD, Inc.*	8,730	47,491
OptimizeRx Corp.*	11,000	95,260
Phreesia, Inc.*	18,900	483,084
Schrodinger, Inc.*	23,900	471,786
Simulations Plus, Inc.	6,300	154,476
Teladoc Health, Inc.*	65,030	517,639
Waystar Holding Corp.*	22,834	853,078

		3,437,024

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.*	45,430	337,545
Akoya Biosciences, Inc.*	11,280	15,679
BioLife Solutions, Inc.*	12,300	280,932
Codexis, Inc.*	40,840	109,860
CryoPort, Inc.*	25,170	153,034
Cytek Biosciences, Inc.*	37,342	149,741
Harvard Bioscience, Inc.*	4,260	2,411
Lifecore Biomedical, Inc.(x)*	2,190	15,418
Maravai LifeSciences Holdings, Inc., Class A*	42,190	93,240
MaxCyte, Inc.*	23,130	63,145
Mesa Laboratories, Inc.	2,300	272,918
Nautilus Biotechnology, Inc., Class A*	4,460	3,840
Niagen Bioscience, Inc.*	3,350	23,115
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	44,884	107,721
Pacific Biosciences of California, Inc.*	53,770	63,449
Quanterix Corp.*	13,980	91,010
Quantum-Si, Inc.(x)*	24,060	28,872
Repligen Corp.*	88,698	11,285,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Standard BioTools, Inc.*	115,250	$124,470

		13,222,333

Pharmaceuticals (1.0%)
Alto Neuroscience, Inc.*	1,040	2,246
Amneal Pharmaceuticals, Inc.*	60,790	509,420
Amphastar Pharmaceuticals, Inc.*	16,400	475,436
ANI Pharmaceuticals, Inc.*	6,100	408,395
Aquestive Therapeutics, Inc.*	13,760	39,904
Arvinas, Inc.*	24,540	172,271
Atea Pharmaceuticals, Inc.*	41,430	123,876
Avadel Pharmaceuticals plc (ADR)*	35,310	276,477
Axsome Therapeutics, Inc.*	13,920	1,623,490
Biote Corp., Class A*	4,100	13,653
Cassava Sciences, Inc.*	14,600	21,900
Collegium Pharmaceutical, Inc.*	10,700	319,395
Contineum Therapeutics, Inc., Class A*	950	6,631
Corcept Therapeutics, Inc.*	30,220	3,451,728
CorMedix, Inc.*	20,440	125,910
Edgewise Therapeutics, Inc.*	27,730	610,060
Enliven Therapeutics, Inc.*	13,450	264,696
Esperion Therapeutics, Inc.*	79,630	114,667
Evolus, Inc.*	25,280	304,118
EyePoint Pharmaceuticals, Inc.*	19,120	103,630
Fulcrum Therapeutics, Inc.*	23,510	67,709
Harmony Biosciences Holdings, Inc.*	12,640	419,522
Harrow, Inc.*	11,060	294,196
Innoviva, Inc.*	20,000	362,600
Ligand Pharmaceuticals, Inc.*	6,550	688,667
Liquidia Corp.*	22,020	324,795
Lyra Therapeutics, Inc.*	16,560	2,092
MediWound Ltd.(x)*	650	10,088
Mind Medicine MindMed, Inc.*	27,500	160,875
Nektar Therapeutics*	16,400	11,152
Neumora Therapeutics, Inc.(x)*	32,130	32,130
Nuvation Bio, Inc.*	67,409	118,640
Ocular Therapeutix, Inc.*	59,440	435,695
Omeros Corp.*	20,300	166,866
Pacira BioSciences, Inc.*	16,500	410,025
Phathom Pharmaceuticals, Inc.*	19,610	122,955
Phibro Animal Health Corp., Class A	5,300	113,208
Pliant Therapeutics, Inc.*	21,660	29,241
Prestige Consumer Healthcare, Inc.*	18,560	1,595,603
Scilex Holding Co.(r)*	15,285	2,849
scPharmaceuticals, Inc.*	6,570	17,279
SIGA Technologies, Inc.*	29,780	163,194
Supernus Pharmaceuticals, Inc.*	17,900	586,225
Tarsus Pharmaceuticals, Inc.*	13,810	709,420
Telomir Pharmaceuticals, Inc.(x)*	390	1,260
Terns Pharmaceuticals, Inc.*	31,170	86,029
Theravance Biopharma, Inc.*	21,600	192,888
Third Harmonic Bio, Inc.*	2,870	9,959
Trevi Therapeutics, Inc.*	6,600	41,514
Ventyx Biosciences, Inc.*	55,340	63,641
Verrica Pharmaceuticals, Inc.*	4,830	2,136
Veru, Inc.(x)*	17,690	8,670
WaVe Life Sciences Ltd.*	33,450	270,276
Xeris Biopharma Holdings, Inc.*	54,450	298,931
Zevra Therapeutics, Inc.*	4,160	31,158

		16,819,391

Total Health Care		318,606,089

Industrials (20.6%)
Aerospace & Defense (3.5%)
AAR Corp.*	13,000	727,870
AeroVironment, Inc.*	10,000	1,191,900
AerSale Corp.*	10,590	79,319
Archer Aviation, Inc., Class A*	89,180	634,070
Astronics Corp.*	10,400	251,368
BWX Technologies, Inc.	130,103	12,834,661
Byrna Technologies, Inc.*	1,660	27,954
Cadre Holdings, Inc.	12,930	382,857
Curtiss-Wright Corp.	34,509	10,948,670
Ducommun, Inc.*	4,930	286,088
Eve Holding, Inc.*	2,740	9,097
Kratos Defense & Security Solutions, Inc.*	53,970	1,602,369
Leonardo DRS, Inc.	26,440	869,347
Mercury Systems, Inc.*	20,940	902,305
Moog, Inc., Class A	81,956	14,207,073
National Presto Industries, Inc.	760	66,812
Park Aerospace Corp.	2,540	34,163
Redwire Corp.*	3,320	27,523
Rocket Lab USA, Inc.*	125,050	2,235,894
Standardaero, Inc.*	416,579	11,097,665
Triumph Group, Inc.*	24,000	608,160
V2X, Inc.*	3,550	174,127
Virgin Galactic Holdings, Inc.(x)*	80	242
VirTra, Inc.(x)*	2,150	8,751

		59,208,285

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	18,490	414,916
Forward Air Corp.*	12,200	245,098
Hub Group, Inc., Class A	23,420	870,521
Radiant Logistics, Inc.*	3,460	21,279

		1,551,814

Building Products (3.2%)
American Woodmark Corp.*	5,100	300,033
Apogee Enterprises, Inc.	8,230	381,296
Armstrong World Industries, Inc.	93,236	13,135,088
AZEK Co., Inc. (The), Class A*	242,192	11,840,767
AZZ, Inc.	10,610	887,102
Caesarstone Ltd.*	650	1,580
CSW Industrials, Inc.	6,220	1,813,254
Gibraltar Industries, Inc.*	10,370	608,304
Griffon Corp.	13,880	992,420
Insteel Industries, Inc.	3,840	100,992
Janus International Group, Inc.*	54,200	390,240
JELD-WEN Holding, Inc.*	31,717	189,351
Lennox International, Inc.	30,009	16,829,947
Masterbrand, Inc.*	49,750	649,735
Quanex Building Products Corp.	16,780	311,940
Resideo Technologies, Inc.*	53,370	944,649
Tecnoglass, Inc.	8,580	613,899
UFP Industries, Inc.	22,574	2,416,321
Zurn Elkay Water Solutions Corp.	50,130	1,653,287

		54,060,205

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	23,150	1,096,384
ACCO Brands Corp.	5,820	24,386
ACV Auctions, Inc., Class A*	56,530	796,508
BrightView Holdings, Inc.*	21,830	280,297
Brink’s Co. (The)	17,166	1,479,023
Casella Waste Systems, Inc., Class A*	23,177	2,584,467
CECO Environmental Corp.*	11,060	252,168
Cimpress plc*	6,700	303,041
CompX International, Inc.	450	9,324
CoreCivic, Inc.*	40,740	826,615
Deluxe Corp.	16,600	262,446
Driven Brands Holdings, Inc.*	22,890	392,335
Ennis, Inc.	9,120	183,221
Enviri Corp.*	13,950	92,768
GEO Group, Inc. (The)*	46,000	1,343,660
Healthcare Services Group, Inc.*	34,500	347,760
HNI Corp.	17,200	762,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Interface, Inc., Class A	18,510	$367,238
LanzaTech Global, Inc.*	15,750	3,813
Liquidity Services, Inc.*	7,790	241,568
Matthews International Corp., Class A	11,064	246,063
MillerKnoll, Inc.	29,440	563,482
Montrose Environmental Group, Inc.*	12,150	173,259
NL Industries, Inc.	740	5,846
OPENLANE, Inc.*	35,644	687,216
Perma-Fix Environmental Services, Inc.*	1,070	7,779
Pitney Bowes, Inc.	64,600	584,630
Pursuit Attractions and Hospitality, Inc.*	6,280	222,249
Quad/Graphics, Inc.	4,940	26,923
Quest Resource Holding Corp.*	610	1,586
Steelcase, Inc., Class A	31,120	341,075
UniFirst Corp.	5,700	991,800
Virco Mfg. Corp.	3,120	29,515
VSE Corp.	5,960	715,140

		16,246,405

Construction & Engineering (2.4%)
Ameresco, Inc., Class A*	5,450	65,836
Arcosa, Inc.	18,610	1,435,203
Argan, Inc.	4,720	619,122
Bowman Consulting Group Ltd., Class A*	3,630	79,243
Centuri Holdings, Inc.*	3,260	53,431
Comfort Systems USA, Inc.	48,579	15,658,469
Concrete Pumping Holdings, Inc.	6,740	36,800
Construction Partners, Inc., Class A*	15,500	1,113,985
Dycom Industries, Inc.*	10,220	1,556,915
Fluor Corp.*	61,350	2,197,557
Granite Construction, Inc.	184,693	13,925,852
Great Lakes Dredge & Dock Corp.*	38,830	337,821
IES Holdings, Inc.*	3,050	503,586
Limbach Holdings, Inc.*	3,650	271,816
Matrix Service Co.*	2,200	27,346
MYR Group, Inc.*	6,350	718,122
Northwest Pipe Co.*	1,730	71,449
Orion Group Holdings, Inc.*	4,260	22,280
Primoris Services Corp.	20,420	1,172,312
Southland Holdings, Inc.(x)*	1,280	3,827
Sterling Infrastructure, Inc.*	10,380	1,175,120
Tutor Perini Corp.*	15,460	358,363

		41,404,455

Electrical Equipment (0.6%)
Allient, Inc.	2,960	65,061
American Superconductor Corp.*	13,040	236,546
Amprius Technologies, Inc.*	19,140	51,295
Array Technologies, Inc.*	58,600	285,382
Atkore, Inc.	14,010	840,460
Blink Charging Co.(x)*	48,950	44,921
Bloom Energy Corp., Class A(x)*	75,990	1,493,963
ChargePoint Holdings, Inc.(x)*	48,400	29,282
Energy Vault Holdings, Inc.*	28,590	19,881
EnerSys	15,370	1,407,585
Enovix Corp.*	64,820	475,779
FuelCell Energy, Inc.(x)*	6,526	29,954
GrafTech International Ltd.(x)*	56,470	49,377
Hyliion Holdings Corp.*	33,810	47,334
LSI Industries, Inc.	9,190	156,230
Net Power, Inc.*	3,620	9,521
NEXTracker, Inc., Class A*	54,140	2,281,460
NuScale Power Corp., Class A(x)*	29,650	419,844
Plug Power, Inc.*	289,440	390,744
Powell Industries, Inc.	3,450	587,638
Preformed Line Products Co.	610	85,455
SES AI Corp.*	21,930	11,419
SolarMax Technology, Inc.*	1,150	1,380
Solidion Technology, Inc.(x)*	13,760	1,659
Stem, Inc.*	108,768	38,101
Sunrun, Inc.*	83,510	489,369
T1 Energy, Inc.*	16,060	20,236
Thermon Group Holdings, Inc.*	12,820	357,037
TPI Composites, Inc.*	34,270	27,622
Ultralife Corp.*	780	4,196
Vicor Corp.*	7,600	355,528

		10,314,259

Ground Transportation (1.6%)
ArcBest Corp.	9,485	669,452
Covenant Logistics Group, Inc., Class A	3,240	71,928
FTAI Infrastructure, Inc.	36,040	163,261
Heartland Express, Inc.	8,320	76,711
Hertz Global Holdings, Inc.(x)*	44,000	173,360
Marten Transport Ltd.	26,949	369,740
PAMT Corp.*	1,000	12,140
RXO, Inc.*	57,890	1,105,699
Saia, Inc.*	30,433	10,634,203
Universal Logistics Holdings, Inc.	1,830	48,019
Werner Enterprises, Inc.	22,747	666,487
XPO, Inc.*	122,735	13,203,831

		27,194,831

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	257,682

Machinery (3.3%)
374Water, Inc.*	2,540	864
3D Systems Corp.*	24,310	51,537
Alamo Group, Inc.	3,760	670,070
Albany International Corp., Class A	11,350	783,604
Astec Industries, Inc.	11,400	392,730
Atmus Filtration Technologies, Inc.	30,639	1,125,370
Blue Bird Corp.*	12,280	397,504
Chart Industries, Inc.*	15,340	2,214,482
Columbus McKinnon Corp.	9,300	157,449
Commercial Vehicle Group, Inc.*	5,960	6,854
Crane Co.	73,538	11,264,551
Douglas Dynamics, Inc.	5,760	133,805
Eastern Co. (The)	240	6,077
Energy Recovery, Inc.*	18,990	301,751
Enerpac Tool Group Corp., Class A	21,240	952,826
Enpro, Inc.	7,810	1,263,580
ESCO Technologies, Inc.	9,584	1,525,006
Federal Signal Corp.	20,970	1,542,343
Franklin Electric Co., Inc.	15,780	1,481,426
Gencor Industries, Inc.*	1,020	12,403
Gorman-Rupp Co. (The)	8,100	284,310
Graham Corp.*	790	22,768
Greenbrier Cos., Inc. (The)	11,947	611,925
Helios Technologies, Inc.	12,000	385,080
Hillenbrand, Inc.	27,341	660,012
Hillman Solutions Corp.*	68,330	600,621
Hyster-Yale, Inc.	4,150	172,391
ITT, Inc.	86,866	11,219,613
JBT Marel Corp.	17,036	2,081,799
Kadant, Inc.	4,316	1,454,104
Kennametal, Inc.	31,600	673,080
L B Foster Co., Class A*	630	12,398
Lindsay Corp.	3,510	444,085
Luxfer Holdings plc	5,230	62,028
Manitowoc Co., Inc. (The)*	4,640	39,858
Mayville Engineering Co., Inc.*	2,720	36,530
Miller Industries, Inc.	4,050	171,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Industries, Inc.	39,600	$3,015,144
Mueller Water Products, Inc., Class A	57,820	1,469,784
NN, Inc.*	1,780	4,023
Omega Flex, Inc.	1,110	38,606
Park-Ohio Holdings Corp.	1,050	22,680
Proto Labs, Inc.*	11,470	401,909
REV Group, Inc.	19,620	619,992
Shyft Group, Inc. (The)	6,250	50,563
SPX Technologies, Inc.*	15,840	2,039,875
Standex International Corp.	4,520	729,483
Taylor Devices, Inc.(x)*	190	6,131
Tennant Co.	6,900	550,275
Terex Corp.	24,780	936,188
Titan International, Inc.*	6,670	55,961
Trinity Industries, Inc.	29,140	817,668
Twin Disc, Inc.	540	4,088
Wabash National Corp.	19,000	209,950
Watts Water Technologies, Inc., Class A	10,012	2,041,647
Worthington Enterprises, Inc.	11,699	586,003

		56,816,402

Marine Transportation (0.8%)
Costamare, Inc.	6,060	59,630
Genco Shipping & Trading Ltd.	15,680	209,485
Golden Ocean Group Ltd.	44,700	356,706
Himalaya Shipping Ltd.(x)	2,990	16,385
Kirby Corp.*	105,955	10,702,514
Matson, Inc.	12,180	1,561,111
Pangaea Logistics Solutions Ltd.	8,280	39,413
Safe Bulkers, Inc.	18,910	69,778

		13,015,022

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	335,208
Blade Air Mobility, Inc.*	24,410	66,639
Frontier Group Holdings, Inc.*	8,630	37,454
JetBlue Airways Corp.*	126,840	611,369
Joby Aviation, Inc.*	153,530	924,251
SkyWest, Inc.*	14,500	1,266,865
Sun Country Airlines Holdings, Inc.*	14,550	179,256
Wheels Up Experience, Inc.*	8,910	8,999

		3,430,041

Professional Services (1.7%)
Alight, Inc., Class A	154,280	914,880
Asure Software, Inc.*	5,300	50,615
Barrett Business Services, Inc.	9,840	404,916
BlackSky Technology, Inc., Class A(x)*	2,279	17,617
CBIZ, Inc.*	18,366	1,393,245
Conduent, Inc.*	53,440	144,288
CRA International, Inc.	2,700	467,640
CSG Systems International, Inc.	12,052	728,784
DLH Holdings Corp.*	450	1,823
ExlService Holdings, Inc.*	57,460	2,712,687
Exponent, Inc.	18,870	1,529,602
First Advantage Corp.*	21,200	298,708
FiscalNote Holdings, Inc.*	36,630	29,601
Forrester Research, Inc.*	6,020	55,625
Franklin Covey Co.*	1,530	42,259
FTI Consulting, Inc.*	51,530	8,455,042
Heidrick & Struggles International, Inc.	6,500	278,395
HireQuest, Inc.	670	7,973
Huron Consulting Group, Inc.*	5,989	859,122
IBEX Holdings Ltd.*	2,200	53,570
ICF International, Inc.	6,780	576,097
Innodata, Inc.*	9,990	358,641
Insperity, Inc.	13,130	1,171,590
Kforce, Inc.	6,990	341,741
Korn Ferry	18,450	1,251,463
Legalzoom.com, Inc.*	48,720	419,479
Maximus, Inc.	22,983	1,567,211
Mistras Group, Inc.*	2,650	28,037
NV5 Global, Inc.*	20,000	385,400
Planet Labs PBC*	78,670	265,905
Resolute Holdings Management, Inc.(x)*	574	17,989
Resources Connection, Inc.	11,210	73,313
Spire Global, Inc.*	3,020	24,432
TriNet Group, Inc.	11,930	945,333
TrueBlue, Inc.*	13,870	73,650
TTEC Holdings, Inc.	19,510	64,188
Upwork, Inc.*	46,700	609,435
Verra Mobility Corp., Class A*	63,610	1,431,861
Willdan Group, Inc.*	4,570	186,090
WNS Holdings Ltd.*	14,750	906,977

		29,145,224

Trading Companies & Distributors (2.2%)
Alta Equipment Group, Inc.	10,560	49,526
Applied Industrial Technologies, Inc.	84,035	18,936,447
Beacon Roofing Supply, Inc.*	22,400	2,770,880
BlueLinx Holdings, Inc.*	2,730	204,695
Boise Cascade Co.	13,550	1,329,120
Custom Truck One Source, Inc.*	12,470	52,623
Distribution Solutions Group, Inc.*	2,576	72,128
DNOW, Inc.*	37,300	637,084
DXP Enterprises, Inc.*	4,790	394,025
EVI Industries, Inc.	470	7,887
FTAI Aviation Ltd.	36,720	4,077,022
GATX Corp.	12,410	1,926,901
Global Industrial Co.	2,510	56,224
GMS, Inc.*	15,290	1,118,769
H&E Equipment Services, Inc.	11,720	1,110,939
Herc Holdings, Inc.	9,880	1,326,588
Hudson Technologies, Inc.*	12,790	78,914
Karat Packaging, Inc.	1,540	40,933
McGrath RentCorp	8,790	979,206
MRC Global, Inc.*	30,200	346,696
Rush Enterprises, Inc., Class A	22,955	1,226,026
Rush Enterprises, Inc., Class B	990	55,955
Titan Machinery, Inc.*	3,260	55,550
Transcat, Inc.*	4,350	323,858
Willis Lease Finance Corp.	640	101,101
Xometry, Inc., Class A*	15,430	384,516

		37,663,613

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	570	7,416

Total Industrials		350,315,654

Information Technology (17.0%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.*	35,830	312,438
Applied Optoelectronics, Inc.*	13,770	211,370
Aviat Networks, Inc.*	2,790	53,484
Calix, Inc.*	20,020	709,509
Clearfield, Inc.*	4,000	118,880
CommScope Holding Co., Inc.*	79,970	424,641
Digi International, Inc.*	12,400	345,092
Extreme Networks, Inc.*	43,410	574,314
Harmonic, Inc.*	34,400	329,896
NETGEAR, Inc.*	11,170	273,218
NetScout Systems, Inc.*	24,180	508,022
Ribbon Communications, Inc.*	21,470	84,162
Viasat, Inc.*	46,350	482,967
Viavi Solutions, Inc.*	81,870	916,125

		5,344,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.1%)
908 Devices, Inc.*	12,100	$54,208
Advanced Energy Industries, Inc.	13,920	1,326,715
Aeva Technologies, Inc.*	12,160	85,120
Arlo Technologies, Inc.*	33,330	328,967
Badger Meter, Inc.	10,290	1,957,673
Bel Fuse, Inc., Class A	200	14,412
Bel Fuse, Inc., Class B	3,900	291,954
Belden, Inc.	14,738	1,477,485
Benchmark Electronics, Inc.	13,189	501,578
Celestica, Inc.*	72,870	5,742,885
Climb Global Solutions, Inc.	1,520	168,355
Coherent Corp.*	147,853	9,601,574
CTS Corp.	11,962	497,021
Daktronics, Inc.*	10,320	125,698
ePlus, Inc.*	9,900	604,197
Evolv Technologies Holdings, Inc.*	10,170	31,730
Fabrinet*	35,697	7,050,515
FARO Technologies, Inc.*	5,845	159,569
Insight Enterprises, Inc.*	9,395	1,409,156
Itron, Inc.*	16,970	1,777,777
Kimball Electronics, Inc.*	7,460	122,717
Knowles Corp.*	33,000	501,600
Lightwave Logic, Inc.(x)*	44,230	45,336
Methode Electronics, Inc.	12,840	81,919
MicroVision, Inc.*	80,940	100,366
Mirion Technologies, Inc., Class A*	76,840	1,114,180
Napco Security Technologies, Inc.	12,370	284,757
nLight, Inc.*	13,200	102,564
Novanta, Inc.*	78,935	10,093,418
OSI Systems, Inc.*	6,000	1,166,040
Ouster, Inc.*	8,850	79,473
PAR Technology Corp.*	12,880	790,059
PC Connection, Inc.	4,260	265,909
Plexus Corp.*	9,995	1,280,659
Powerfleet, Inc.*	34,810	191,107
Richardson Electronics Ltd.	1,790	19,976
Rogers Corp.*	7,200	486,216
Sanmina Corp.*	20,080	1,529,694
ScanSource, Inc.*	9,400	319,694
SmartRent, Inc., Class A*	55,240	66,840
TTM Technologies, Inc.*	38,580	791,276
Vishay Intertechnology, Inc.	49,470	786,573
Vishay Precision Group, Inc.*	2,210	53,239

		53,480,201

IT Services (0.2%)
Applied Digital Corp.(x)*	69,590	391,096
ASGN, Inc.*	16,803	1,058,925
Backblaze, Inc., Class A*	2,890	13,958
BigCommerce Holdings, Inc.*	21,200	122,112
Couchbase, Inc.*	14,200	223,650
DigitalOcean Holdings, Inc.*	23,020	768,638
Fastly, Inc., Class A*	40,600	256,998
Grid Dynamics Holdings, Inc.*	18,570	290,620
Hackett Group, Inc. (The)	14,040	410,249
Information Services Group, Inc.	3,700	14,467
Rackspace Technology, Inc.*	67,920	114,785
Tucows, Inc., Class A*	2,360	39,837
Unisys Corp.*	22,880	105,019

		3,810,354

Semiconductors & Semiconductor Equipment (3.1%)
ACM Research, Inc., Class A*	17,240	402,382
Aehr Test Systems(x)*	860	6,269
Alpha & Omega Semiconductor Ltd.*	11,900	295,834
Ambarella, Inc.*	13,900	699,587
Astera Labs, Inc.*	95,814	5,717,221
Axcelis Technologies, Inc.*	12,500	620,875
CEVA, Inc.*	7,570	193,868
Cohu, Inc.*	17,387	255,763
Credo Technology Group Holding Ltd.*	50,854	2,042,297
Diodes, Inc.*	17,300	746,841
Everspin Technologies, Inc.*	1,330	6,783
FormFactor, Inc.*	29,140	824,371
GCT Semiconductor Holding, Inc.(x)*	4,470	7,331
Ichor Holdings Ltd.*	15,240	344,576
Impinj, Inc.*	8,500	770,950
indie Semiconductor, Inc., Class A*	11,020	22,426
Kulicke & Soffa Industries, Inc.	20,680	682,026
Lattice Semiconductor Corp.*	180,620	9,473,519
MACOM Technology Solutions Holdings, Inc.*	113,319	11,374,961
MaxLinear, Inc., Class A*	27,656	300,344
Navitas Semiconductor Corp., Class A*	40,730	83,497
NVE Corp.	840	53,542
PDF Solutions, Inc.*	11,600	221,676
Penguin Solutions, Inc.*	18,530	321,866
Photronics, Inc.*	22,740	472,082
Power Integrations, Inc.	21,160	1,068,580
QuickLogic Corp.*	2,060	10,527
Rambus, Inc.*	37,468	1,939,906
Rigetti Computing, Inc.*	57,210	453,103
Semtech Corp.*	270,545	9,306,748
Silicon Laboratories, Inc.*	11,754	1,323,148
SiTime Corp.*	7,020	1,073,147
SkyWater Technology, Inc.(x)*	13,110	92,950
Synaptics, Inc.*	14,902	949,555
Ultra Clean Holdings, Inc.*	18,200	389,662
Veeco Instruments, Inc.*	21,239	426,479

		52,974,692

Software (10.1%)
8x8, Inc.*	53,370	106,740
A10 Networks, Inc.	23,000	375,820
ACI Worldwide, Inc.*	36,731	2,009,553
Adeia, Inc.	39,331	519,956
Agilysys, Inc.*	7,730	560,734
Airship AI Holdings, Inc.(x)*	23,250	89,745
Alarm.com Holdings, Inc.*	17,719	986,062
Alkami Technology, Inc.*	19,260	505,575
Amplitude, Inc., Class A*	27,670	281,957
Appian Corp., Class A*	16,800	484,008
Arteris, Inc.*	1,600	11,056
Asana, Inc., Class A*	29,600	431,272
AudioEye, Inc.*	2,610	28,971
Aurora Innovation, Inc., Class A*	349,960	2,353,481
AvePoint, Inc.*	42,710	616,732
Blackbaud, Inc.*	13,910	863,116
BlackLine, Inc.*	20,900	1,011,978
Blend Labs, Inc., Class A*	88,200	295,470
Box, Inc., Class A*	48,910	1,509,363
Braze, Inc., Class A*	24,749	892,944
C3.ai, Inc., Class A(x)*	40,400	850,420
Cerence, Inc.*	9,260	73,154
Cipher Mining, Inc.*	67,170	154,491
Cleanspark, Inc.(x)*	84,660	568,915
Clear Secure, Inc., Class A	31,970	828,343
Clearwater Analytics Holdings, Inc., Class A*	572,929	15,354,497
Commvault Systems, Inc.*	16,300	2,571,488
Consensus Cloud Solutions, Inc.*	7,070	163,176
Core Scientific, Inc.*	68,130	493,261
CS Disco, Inc.*	16,090	65,808
CyberArk Software Ltd.*	41,047	13,873,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Daily Journal Corp.*	510	$202,827
Digimarc Corp.(x)*	4,950	63,459
Domo, Inc., Class B*	17,630	136,809
D-Wave Quantum, Inc.*	65,104	494,790
E2open Parent Holdings, Inc.*	38,840	77,680
eGain Corp.*	3,010	14,599
Enfusion, Inc., Class A*	17,800	198,470
EverCommerce, Inc.*	16,000	161,280
Freshworks, Inc., Class A*	77,880	1,098,887
Gitlab, Inc., Class A*	276,499	12,995,453
HubSpot, Inc.*	15,872	9,067,515
Hut 8 Corp.*	30,640	356,037
I3 Verticals, Inc., Class A*	5,600	138,152
Intapp, Inc.*	19,475	1,136,951
InterDigital, Inc.	8,740	1,806,995
Jamf Holding Corp.*	26,790	325,499
Kaltura, Inc.*	3,250	6,110
Klaviyo, Inc., Class A*	348,774	10,553,901
LiveRamp Holdings, Inc.*	24,757	647,148
Logility Supply Chain Solutions, Inc.	9,430	134,472
MARA Holdings, Inc.*	104,456	1,201,244
Meridianlink, Inc.*	15,500	287,215
Mitek Systems, Inc.*	5,700	47,025
Monday.com Ltd.*	48,040	11,681,406
N-able, Inc.*	24,800	175,832
NCR Voyix Corp.*	55,580	541,905
NextNav, Inc.*	28,660	348,792
Nutanix, Inc., Class A*	207,996	14,520,201
Olo, Inc., Class A*	38,590	233,084
ON24, Inc.*	15,210	79,092
OneSpan, Inc.	9,480	144,570
Ooma, Inc.*	1,010	13,221
PagerDuty, Inc.*	32,300	590,121
Porch Group, Inc.*	28,310	206,380
Procore Technologies, Inc.*	198,152	13,081,995
Progress Software Corp.	15,950	821,585
PROS Holdings, Inc.*	19,550	372,036
Q2 Holdings, Inc.*	20,630	1,650,606
Qualys, Inc.*	13,860	1,745,390
Rapid7, Inc.*	23,800	630,938
Red Violet, Inc.	2,010	75,556
Rekor Systems, Inc.(x)*	10,350	9,177
ReposiTrak, Inc.(x)	670	13,581
Rimini Street, Inc.*	18,190	63,301
Riot Platforms, Inc.*	103,690	738,273
Roadzen, Inc.(x)*	3,620	3,765
SailPoint, Inc.*	580,357	10,881,694
Samsara, Inc., Class A*	267,474	10,252,278
Sapiens International Corp. NV	11,450	310,180
SEMrush Holdings, Inc., Class A*	9,710	90,594
SolarWinds Corp.	17,500	322,525
SoundHound AI, Inc., Class A*	108,420	880,370
SoundThinking, Inc.*	1,680	28,476
Sprinklr, Inc., Class A*	47,520	396,792
Sprout Social, Inc., Class A*	17,700	389,223
SPS Commerce, Inc.*	13,680	1,815,746
Telos Corp.*	4,710	11,210
Tenable Holdings, Inc.*	45,050	1,575,849
Terawulf, Inc.(x)*	83,000	226,590
Varonis Systems, Inc.*	42,120	1,703,754
Verint Systems, Inc.*	23,121	412,710
Vertex, Inc., Class A*	20,730	725,757
Viant Technology, Inc., Class A*	3,570	44,304
Weave Communications, Inc.*	14,380	159,474
WM Technology, Inc.*	6,750	7,628
Workiva, Inc., Class A*	17,530	1,330,702
Xperi, Inc.*	14,012	108,173
Yext, Inc.*	56,900	350,504
Zeta Global Holdings Corp., Class A*	67,090	909,740

		170,759,570

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A	6,900	75,003
Corsair Gaming, Inc.*	14,500	128,470
CPI Card Group, Inc.*	580	16,919
Diebold Nixdorf, Inc.*	9,660	422,335
Eastman Kodak Co.*	13,370	84,499
Immersion Corp.	14,280	108,242
IonQ, Inc.*	71,390	1,575,577
Turtle Beach Corp.*	10,820	154,401
Xerox Holdings Corp.(x)	41,600	200,928

		2,766,374

Total Information Technology		289,135,309

Materials (2.0%)
Chemicals (0.8%)
AdvanSix, Inc.	8,300	187,995
American Vanguard Corp.	7,470	32,868
Arq, Inc.*	2,290	9,549
ASP Isotopes, Inc.(x)*	8,340	39,115
Aspen Aerogels, Inc.*	22,260	142,241
Avient Corp.	31,984	1,188,526
Balchem Corp.	12,083	2,005,778
Cabot Corp.	20,210	1,680,259
Core Molding Technologies, Inc.*	870	13,224
Ecovyst, Inc.*	44,450	275,590
Hawkins, Inc.	7,200	762,624
HB Fuller Co.	20,920	1,174,030
Ingevity Corp.*	11,151	441,468
Innospec, Inc.	9,192	870,942
Intrepid Potash, Inc.*	2,090	61,425
Koppers Holdings, Inc.	7,660	214,480
Kronos Worldwide, Inc.	11,440	85,571
LSB Industries, Inc.*	12,970	85,472
Mativ Holdings, Inc.	17,068	106,334
Minerals Technologies, Inc.	12,120	770,468
Northern Technologies International Corp.	340	3,540
Orion SA	20,100	259,893
Perimeter Solutions, Inc.*	44,400	447,108
PureCycle Technologies, Inc.(x)*	42,310	292,785
Quaker Chemical Corp.	5,500	679,855
Rayonier Advanced Materials, Inc.*	23,590	135,643
Sensient Technologies Corp.	14,910	1,109,751
Stepan Co.	8,200	451,328
Tronox Holdings plc	33,520	235,981
Valhi, Inc.	1,860	30,225

		13,794,068

Construction Materials (0.1%)
Knife River Corp.*	21,080	1,901,627
Smith-Midland Corp.(x)*	280	8,699
United States Lime & Minerals, Inc.	3,750	331,425

		2,241,751

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	42,850	129,407
Greif, Inc., Class A	8,570	471,264
Greif, Inc., Class B	1,520	90,106
Myers Industries, Inc.	7,960	94,963
O-I Glass, Inc.*	56,700	650,349
Pactiv Evergreen, Inc.	13,550	244,035
Ranpak Holdings Corp., Class A*	23,830	129,159
TriMas Corp.	13,530	317,008

		2,126,291

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.*	4,250	532,313
Caledonia Mining Corp. plc	1,120	13,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Carpenter Technology Corp.	16,990	$3,078,248
Century Aluminum Co.*	14,120	262,067
Coeur Mining, Inc.*	225,171	1,333,012
Commercial Metals Co.	41,585	1,913,326
Compass Minerals International, Inc.*	15,167	140,901
Constellium SE*	49,200	496,428
Contango ORE, Inc.*	1,360	13,886
Critical Metals Corp.*	480	667
Dakota Gold Corp.*	4,180	11,077
Hecla Mining Co.	219,421	1,219,981
i-80 Gold Corp.*	76,790	44,676
Ivanhoe Electric, Inc.*	23,170	134,618
Kaiser Aluminum Corp.	5,690	344,928
Lifezone Metals Ltd.*	940	3,929
MAC Copper Ltd.*	20,580	196,333
Materion Corp.	7,700	628,320
Metallus, Inc.*	17,200	229,792
Novagold Resources, Inc.*	125,900	367,628
Olympic Steel, Inc.	4,270	134,590
Perpetua Resources Corp.*	4,470	47,784
Piedmont Lithium, Inc.*	12,510	78,813
Radius Recycling, Inc.	11,210	323,745
Ramaco Resources, Inc., Class A	15,630	128,635
Ramaco Resources, Inc., Class B	866	6,157
Ryerson Holding Corp.	6,030	138,449
SSR Mining, Inc.*	77,530	777,626
SunCoke Energy, Inc.	32,100	295,320
Tredegar Corp.*	3,010	23,177
Warrior Met Coal, Inc.	19,700	940,084
Worthington Steel, Inc.	11,699	296,336

		14,156,835

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,240	31,459
Sylvamo Corp.	12,900	865,203

		896,662

Total Materials		33,215,607

Real Estate (3.2%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	467,863
Alpine Income Property Trust, Inc. (REIT)	1,030	17,222
American Assets Trust, Inc. (REIT)	19,996	402,719
Armada Hoffler Properties, Inc. (REIT)	23,300	174,983
Broadstone Net Lease, Inc. (REIT)	73,000	1,243,920
CTO Realty Growth, Inc. (REIT)	10,480	202,369
Empire State Realty Trust, Inc. (REIT), Class A	57,300	448,086
Essential Properties Realty Trust, Inc. (REIT)	61,550	2,008,992
Gladstone Commercial Corp. (REIT)	20,570	308,139
Global Net Lease, Inc. (REIT)	72,432	582,353
NexPoint Diversified Real Estate Trust (REIT)	3,485	13,348
One Liberty Properties, Inc. (REIT)	1,600	42,032

		5,912,026

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	55,526	1,682,438
CareTrust REIT, Inc. (REIT)	67,400	1,926,292
Community Healthcare Trust, Inc. (REIT)	9,750	177,060
Diversified Healthcare Trust (REIT)	85,850	206,040
Global Medical REIT, Inc. (REIT)	22,500	196,875
LTC Properties, Inc. (REIT)	14,809	524,979
National Health Investors, Inc. (REIT)	15,550	1,148,523
Sabra Health Care REIT, Inc. (REIT)	84,943	1,483,954
Strawberry Fields REIT, Inc. (REIT)	150	1,786
Universal Health Realty Income Trust (REIT)	6,530	267,469

		7,615,416

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,085,731
Braemar Hotels & Resorts, Inc. (REIT)	6,140	15,289
Chatham Lodging Trust (REIT)	20,340	145,024
DiamondRock Hospitality Co. (REIT)	74,678	576,514
Pebblebrook Hotel Trust (REIT)	37,408	378,943
RLJ Lodging Trust (REIT)	58,587	462,251
Ryman Hospitality Properties, Inc. (REIT)	21,596	1,974,738
Service Properties Trust (REIT)	62,330	162,681
Summit Hotel Properties, Inc. (REIT)	34,200	185,022
Sunstone Hotel Investors, Inc. (REIT)	81,314	765,165
Xenia Hotels & Resorts, Inc. (REIT)	42,701	502,164

		6,253,522

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	7,180	24,699
Innovative Industrial Properties, Inc. (REIT)	10,310	557,668
LXP Industrial Trust (REIT)	113,945	985,624
Plymouth Industrial REIT, Inc. (REIT)	16,450	268,135
Terreno Realty Corp. (REIT)	33,370	2,109,652

		3,945,778

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	68,000	303,280
City Office REIT, Inc. (REIT)	5,140	26,677
COPT Defense Properties (REIT)	39,120	1,066,802
Douglas Emmett, Inc. (REIT)	54,200	867,200
Easterly Government Properties, Inc. (REIT), Class A	36,600	387,960
Franklin Street Properties Corp. (REIT)	13,650	24,297
Hudson Pacific Properties, Inc. (REIT)	19,800	58,410
JBG SMITH Properties (REIT)(x)	31,680	510,365
NET Lease Office Properties (REIT)*	2,200	69,036
Orion Properties, Inc. (REIT)(x)	11,500	24,610
Paramount Group, Inc. (REIT)	74,800	321,640
Peakstone Realty Trust (REIT)	20,610	259,686
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	313,225
Postal Realty Trust, Inc. (REIT), Class A	1,960	27,989
SL Green Realty Corp. (REIT)	25,260	1,457,502

		5,718,679

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	36,840	122,677
Compass, Inc., Class A*	139,280	1,215,914
Cushman & Wakefield plc*	87,480	894,046
eXp World Holdings, Inc.(x)	30,940	302,593
Forestar Group, Inc.*	5,380	113,733
FRP Holdings, Inc.*	1,280	36,570
Kennedy-Wilson Holdings, Inc.	44,526	386,486
Marcus & Millichap, Inc.	10,000	344,500
Maui Land & Pineapple Co., Inc.*	420	7,379
Newmark Group, Inc., Class A	51,130	622,252
Offerpad Solutions, Inc.*	870	1,444
Opendoor Technologies, Inc.*	209,290	213,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RE/MAX Holdings, Inc., Class A*	6,330	$52,982
Real Brokerage, Inc. (The)*	36,050	146,363
Redfin Corp.*	40,773	375,519
RMR Group, Inc. (The), Class A	2,730	45,455
St Joe Co. (The)	12,830	602,369
Star Holdings*	6,026	51,281
Stratus Properties, Inc.*	140	2,485
Tejon Ranch Co.*	1,940	30,749
Transcontinental Realty Investors, Inc.*	50	1,398

		5,569,671

Residential REITs (0.3%)
Apartment Investment and Management Co. (REIT), Class A	59,600	524,480
BRT Apartments Corp. (REIT)	780	13,260
Centerspace (REIT)	5,632	364,672
Clipper Realty, Inc. (REIT)	1,700	6,528
Elme Communities (REIT)	32,300	562,020
Independence Realty Trust, Inc. (REIT)	84,588	1,795,803
NexPoint Residential Trust, Inc. (REIT)	8,700	343,911
UMH Properties, Inc. (REIT)	22,140	414,018
Veris Residential, Inc. (REIT)	30,070	508,785

		4,533,477

Retail REITs (0.7%)
Acadia Realty Trust (REIT)	38,586	808,377
Alexander’s, Inc. (REIT)	210	43,923
CBL & Associates Properties, Inc. (REIT)	9,700	257,826
Curbline Properties Corp. (REIT)	38,150	922,848
Getty Realty Corp. (REIT)	16,254	506,800
InvenTrust Properties Corp. (REIT)	28,140	826,472
Kite Realty Group Trust (REIT)	82,040	1,835,235
Macerich Co. (The) (REIT)	82,700	1,419,959
NETSTREIT Corp. (REIT)	23,280	368,988
Phillips Edison & Co., Inc. (REIT)	46,908	1,711,673
Saul Centers, Inc. (REIT)	1,640	59,155
SITE Centers Corp. (REIT)	19,075	244,923
Tanger, Inc. (REIT)	40,670	1,374,239
Urban Edge Properties (REIT)	48,300	917,700
Whitestone REIT (REIT)	18,120	264,008

		11,562,126

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	17,340	193,341
Four Corners Property Trust, Inc. (REIT)	31,930	916,391
Gladstone Land Corp. (REIT)	9,190	96,679
Outfront Media, Inc. (REIT)	48,520	783,113
PotlatchDeltic Corp. (REIT)	30,673	1,383,966
Safehold, Inc. (REIT)	18,269	341,995
Uniti Group, Inc. (REIT)	85,300	429,912

		4,145,397

Total Real Estate		55,256,092

Utilities (2.5%)
Electric Utilities (1.4%)
ALLETE, Inc.	20,940	1,375,758
Genie Energy Ltd., Class B	10,780	162,239
Hawaiian Electric Industries, Inc.*	61,650	675,067
MGE Energy, Inc.	13,110	1,218,706
NRG Energy, Inc.	156,980	14,985,311
Otter Tail Corp.	15,380	1,236,090
Portland General Electric Co.	38,000	1,694,800
TXNM Energy, Inc.	33,200	1,775,536

		23,123,507

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A	43,029	1,557,220
Chesapeake Utilities Corp.	8,340	1,071,106
New Jersey Resources Corp.	36,210	1,776,463
Northwest Natural Holding Co.	12,600	538,272
ONE Gas, Inc.	20,480	1,548,083
RGC Resources, Inc.	930	19,409
Southwest Gas Holdings, Inc.	21,050	1,511,390
Spire, Inc.	20,670	1,617,427

		9,639,370

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	46,830	231,809
Montauk Renewables, Inc.*	37,360	78,082
Ormat Technologies, Inc.	19,920	1,409,738
Sunnova Energy International, Inc.(x)*	47,950	17,838

		1,737,467

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,150,169
Black Hills Corp.	24,800	1,504,120
Northwestern Energy Group, Inc.	20,401	1,180,606
Unitil Corp.	5,800	334,602

		4,169,497

Water Utilities (0.2%)
American States Water Co.	13,500	1,062,180
Cadiz, Inc.*	5,560	16,291
California Water Service Group	20,430	990,038
Consolidated Water Co. Ltd.	7,720	189,063
Global Water Resources, Inc.	1,320	13,609
Middlesex Water Co.	6,000	384,600
Pure Cycle Corp.*	2,450	25,651
SJW Group	11,900	650,811
York Water Co. (The)	4,360	151,205

		3,483,448

Total Utilities		42,153,289

Total Common Stocks (99.2%) (Cost $1,439,344,251)		1,684,903,057

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	9,671
Inhibrx, Inc., CVR(r)*	10,800	5,244

		15,714

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		16,512

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $40,722)		56,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	6,736,869	6,736,869
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		9,736,869

Total Short-Term Investments (0.6%) (Cost $9,736,869)		9,736,869

Total Investments in Securities (99.8%) (Cost $1,449,121,842)		1,694,696,188
Other Assets Less Liabilities (0.2%)		3,113,691

Net Assets (100%)		$1,697,809,879

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $474,786 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $12,697,207. This was collateralized by $3,750,551 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/24/25 – 2/15/55 and by cash of $9,736,869 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	53	6/2025	USD	5,371,815	11,065

					11,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,356,409	$—	$—	$26,356,409
Consumer Discretionary	211,525,185	—	—	211,525,185
Consumer Staples	52,730,493	—	—	52,730,493
Energy	50,747,515	—	—	50,747,515
Financials	254,861,415	—	—	254,861,415
Health Care	318,603,240	—	2,849	318,606,089
Industrials	350,315,654	—	—	350,315,654
Information Technology	289,135,309	—	—	289,135,309
Materials	33,215,607	—	—	33,215,607
Real Estate	55,256,092	—	—	55,256,092
Utilities	42,153,289	—	—	42,153,289
Futures	11,065	—	—	11,065
Rights
Health Care	—	10,470	6,042	16,512
Materials	—	39,750	—	39,750
Short-Term Investments
Investment Companies	9,736,869	—	—	9,736,869

Total Assets	$1,694,648,142	$50,220	$8,891	$1,694,707,253

Total Liabilities	$—	$—	$—	$—

Total	$1,694,648,142	$50,220	$8,891	$1,694,707,253

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,009,132
Aggregate gross unrealized depreciation	(237,100,724)

Net unrealized appreciation	$232,908,408

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,461,798,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.4%)
Automobile Components (2.0%)
Aptiv plc*	5,319	$316,481

Textiles, Apparel & Luxury Goods (1.4%)
On Holding AG, Class A*	4,996	219,424

Total Consumer Discretionary		535,905

Consumer Staples (3.0%)
Household Products (3.0%)
Procter & Gamble Co. (The)	2,781	473,938

Total Consumer Staples		473,938

Financials (17.9%)
Capital Markets (7.5%)
Intercontinental Exchange, Inc.	3,141	541,822
Jefferies Financial Group, Inc.	5,789	310,117
LPL Financial Holdings, Inc.	1,000	327,140

		1,179,079

Financial Services (6.5%)
Fiserv, Inc.*	2,228	492,009
Visa, Inc., Class A	1,504	527,092

		1,019,101

Insurance (3.9%)
Aflac, Inc.	2,427	269,858
Reinsurance Group of America, Inc.	1,786	351,664

		621,522

Total Financials		2,819,702

Health Care (21.0%)
Health Care Equipment & Supplies (11.4%)
Alcon AG	4,542	431,172
Becton Dickinson & Co.	1,721	394,212
GE HealthCare Technologies, Inc.	5,780	466,504
Hologic, Inc.*	3,485	215,268
Stryker Corp.	743	276,582

		1,783,738

Health Care Providers & Services (2.6%)
UnitedHealth Group, Inc.	782	409,572

Life Sciences Tools & Services (4.9%)
Bruker Corp.	5,126	213,959
Danaher Corp.	1,529	313,445
ICON plc*	1,419	248,311

		775,715

Pharmaceuticals (2.1%)
Johnson & Johnson	1,984	329,027

Total Health Care		3,298,052

Industrials (15.9%)
Commercial Services & Supplies (8.2%)
Tetra Tech, Inc.	9,936	290,628
Veralto Corp.	5,901	575,052
Waste Management, Inc.	1,854	429,220

		1,294,900

Construction & Engineering (2.6%)
AECOM	4,446	412,277

Electrical Equipment (5.1%)
Emerson Electric Co.	3,009	329,907
Rockwell Automation, Inc.	1,829	472,577

		802,484

Total Industrials		2,509,661

Information Technology (32.7%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	3,244	251,345

Electronic Equipment, Instruments & Components (5.6%)
Flex Ltd.*	15,371	508,473
TE Connectivity plc	2,674	377,889

		886,362

IT Services (2.0%)
Accenture plc, Class A	997	311,104

Semiconductors & Semiconductor Equipment (9.7%)
Broadcom, Inc.	1,415	236,913
Monolithic Power Systems, Inc.	475	275,491
NVIDIA Corp.	3,792	410,977
NXP Semiconductors NV	1,363	259,052
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,080	345,280

		1,527,713

Software (11.3%)
Cadence Design Systems, Inc.*	1,380	350,975
Microsoft Corp.	1,773	665,567
Palo Alto Networks, Inc.*	1,843	314,490
Salesforce, Inc.	1,656	444,404

		1,775,436

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	1,819	404,054

Total Information Technology		5,156,014

Utilities (2.7%)
Electric Utilities (2.7%)
NextEra Energy, Inc.	5,993	424,844

Total Utilities		424,844

Total Common Stocks (96.6%) (Cost $14,586,421)		15,218,116

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	257,697	257,774

Total Short-Term Investments (1.7%) (Cost $257,799)		257,774

Total Investments in Securities (98.3%) (Cost $14,844,220)		15,475,890
Other Assets Less Liabilities (1.7%)		273,832

Net Assets (100%)		$15,749,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$535,905	$—	$—	$535,905
Consumer Staples	473,938	—	—	473,938
Financials	2,819,702	—	—	2,819,702
Health Care	3,298,052	—	—	3,298,052
Industrials	2,509,661	—	—	2,509,661
Information Technology	5,156,014	—	—	5,156,014
Utilities	424,844	—	—	424,844
Short-Term Investments
Investment Companies	257,774	—	—	257,774

Total Assets	$15,475,890	$—	$—	$15,475,890

Total Liabilities	$—	$—	$—	$—

Total	$15,475,890	$—	$—	$15,475,890

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,834,579
Aggregate gross unrealized depreciation	(1,205,264)

Net unrealized appreciation	$629,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,846,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Media (1.9%)
Fox Corp., Class B	35,079	$1,849,014
Interpublic Group of Cos., Inc. (The)	175,901	4,777,471
Omnicom Group, Inc.	55,354	4,589,400

Total Communication Services		11,215,885

Consumer Discretionary (1.7%)
Automobile Components (0.9%)
BorgWarner, Inc.	118,040	3,381,846
Gentex Corp.	102,456	2,387,225

		5,769,071

Household Durables (0.8%)
Mohawk Industries, Inc.*	41,176	4,701,476

Total Consumer Discretionary		10,470,547

Consumer Staples (10.9%)
Beverages (1.6%)
Heineken NV	51,645	4,209,501
Pernod Ricard SA	56,747	5,599,762

		9,809,263

Consumer Staples Distribution & Retail (1.2%)
Koninklijke Ahold Delhaize NV	188,352	7,038,663

Food Products (3.1%)
Conagra Brands, Inc.	283,450	7,559,611
General Mills, Inc.	91,821	5,489,978
Mondelez International, Inc., Class A	81,202	5,509,556

		18,559,145

Household Products (2.9%)
Henkel AG & Co. KGaA (Preference)(q)	60,254	4,787,417
Kimberly-Clark Corp.	52,011	7,397,004
Reckitt Benckiser Group plc	81,321	5,493,927

		17,678,348

Personal Care Products (2.1%)
Estee Lauder Cos., Inc. (The), Class A	71,152	4,696,032
Kenvue, Inc.	348,730	8,362,545

		13,058,577

Total Consumer Staples		66,143,996

Energy (3.5%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	122,264	5,373,503

Oil, Gas & Consumable Fuels (2.6%)
Coterra Energy, Inc.	207,329	5,991,808
Diamondback Energy, Inc.	18,386	2,939,554
EQT Corp.	54,250	2,898,577
Occidental Petroleum Corp.	85,159	4,203,448

		16,033,387

Total Energy		21,406,890

Financials (15.4%)
Banks (7.0%)
Commerce Bancshares, Inc.	150,917	9,391,565
First Hawaiian, Inc.	124,970	3,054,267
PNC Financial Services Group, Inc. (The)	22,805	4,008,435
Truist Financial Corp.	266,231	10,955,405
US Bancorp	276,063	11,655,380
Westamerica Bancorp	63,608	3,220,473

		42,285,525

Capital Markets (3.6%)
Bank of New York Mellon Corp. (The)	78,115	6,551,505
Northern Trust Corp.	92,295	9,104,902
T. Rowe Price Group, Inc.	68,607	6,302,925

		21,959,332

Financial Services (0.4%)
Edenred SE	74,600	2,415,109

Insurance (4.4%)
Allstate Corp. (The)	33,719	6,982,193
Hanover Insurance Group, Inc. (The)	22,884	3,980,672
Reinsurance Group of America, Inc.	30,048	5,916,451
Willis Towers Watson plc	29,428	9,945,193

		26,824,509

Total Financials		93,484,475

Health Care (17.3%)
Health Care Equipment & Supplies (7.6%)
Becton Dickinson & Co.	40,404	9,254,940
Envista Holdings Corp.*	229,826	3,966,797
GE HealthCare Technologies, Inc.	56,563	4,565,200
Hologic, Inc.*	70,021	4,325,197
Medtronic plc	66,241	5,952,416
Zimmer Biomet Holdings, Inc.	161,930	18,327,238

		46,391,788

Health Care Providers & Services (8.3%)
Cardinal Health, Inc.	33,757	4,650,702
Cencora, Inc.	24,665	6,859,090
Centene Corp.*	87,095	5,287,537
Henry Schein, Inc.*	175,580	12,025,474
Labcorp Holdings, Inc.	43,829	10,200,761
Quest Diagnostics, Inc.	41,278	6,984,238
Universal Health Services, Inc., Class B	23,205	4,360,220

		50,368,022

Life Sciences Tools & Services (1.4%)
ICON plc*	19,666	3,441,353
IQVIA Holdings, Inc.*	27,046	4,768,210

		8,209,563

Total Health Care		104,969,373

Industrials (15.8%)
Aerospace & Defense (1.5%)
L3Harris Technologies, Inc.	42,999	9,000,121

Building Products (0.5%)
A.O. Smith Corp.	47,459	3,101,920

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	86,853	4,113,358
Republic Services, Inc.	10,422	2,523,792

		6,637,150

Construction & Engineering (0.9%)
Vinci SA	45,495	5,721,232

Electrical Equipment (1.1%)
Emerson Electric Co.	40,464	4,436,473
Legrand SA	14,792	1,555,314
nVent Electric plc	8,038	421,352

		6,413,139

Ground Transportation (3.0%)
CSX Corp.	232,966	6,856,189
Norfolk Southern Corp.	46,572	11,030,578

		17,886,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.1%)
Cummins, Inc.	3,083	$966,335
Dover Corp.	15,077	2,648,727
Gates Industrial Corp. plc*	62,582	1,152,135
Oshkosh Corp.	84,727	7,971,116
Timken Co. (The)	58,925	4,234,940
Weir Group plc (The)	60,065	1,800,064

		18,773,317

Passenger Airlines (0.9%)
Southwest Airlines Co.	166,389	5,587,343

Trading Companies & Distributors (3.7%)
Beacon Roofing Supply, Inc.*	54,252	6,710,972
Bunzl plc	169,385	6,489,699
MSC Industrial Direct Co., Inc., Class A	118,059	9,169,643

		22,370,314

Total Industrials		95,491,303

Information Technology (4.9%)
Communications Equipment (0.4%)
F5, Inc.*	9,981	2,657,641

Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity plc	41,765	5,902,230

IT Services (2.0%)
Amdocs Ltd.	90,739	8,302,619
Cognizant Technology Solutions Corp., Class A	49,924	3,819,186

		12,121,805

Semiconductors & Semiconductor Equipment (0.4%)
Teradyne, Inc.	28,199	2,329,237

Technology Hardware, Storage & Peripherals (1.1%)
HP, Inc.	244,615	6,773,389

Total Information Technology		29,784,302

Materials (5.1%)
Chemicals (1.3%)
Akzo Nobel NV	72,179	4,423,713
PPG Industries, Inc.	33,323	3,643,870

		8,067,583

Construction Materials (0.9%)
Eagle Materials, Inc.	11,275	2,502,261
Martin Marietta Materials, Inc.	6,300	3,012,219

		5,514,480

Containers & Packaging (2.0%)
Graphic Packaging Holding Co.	338,067	8,776,219
Packaging Corp. of America	17,658	3,496,637

		12,272,856

Metals & Mining (0.9%)
Reliance, Inc.	17,555	5,069,006

Total Materials		30,923,925

Real Estate (9.7%)
Health Care REITs (1.7%)
Healthpeak Properties, Inc. (REIT)	248,934	5,033,446
Ventas, Inc. (REIT)	81,174	5,581,524

		10,614,970

Residential REITs (1.9%)
Equity Residential (REIT)	116,156	8,314,446
Essex Property Trust, Inc. (REIT)	10,722	3,287,044

		11,601,490

Retail REITs (2.4%)
Agree Realty Corp. (REIT)	44,810	3,458,884
Realty Income Corp. (REIT)	155,702	9,032,273
Regency Centers Corp. (REIT)	24,172	1,782,927

		14,274,084

Specialized REITs (3.7%)
American Tower Corp. (REIT)	28,048	6,103,245
Public Storage (REIT)	22,243	6,657,107
VICI Properties, Inc. (REIT), Class A	290,721	9,483,319

		22,243,671

Total Real Estate		58,734,215

Utilities (9.1%)
Electric Utilities (4.9%)
Evergy, Inc.	141,843	9,780,075
Eversource Energy	116,141	7,213,517
PPL Corp.	146,582	5,293,076
Xcel Energy, Inc.	102,849	7,280,681

		29,567,349

Gas Utilities (2.3%)
ONE Gas, Inc.	87,374	6,604,601
Spire, Inc.	93,868	7,345,171

		13,949,772

Multi-Utilities (1.9%)
Northwestern Energy Group, Inc.	160,163	9,268,633
WEC Energy Group, Inc.	23,803	2,594,051

		11,862,684

Total Utilities		55,379,805

Total Common Stocks (95.3%) (Cost $548,343,370)		578,004,716

EXCHANGE TRADED FUNDS (ETF):
Equity (0.7%)
iShares Russell Mid-Cap Value ETF	34,120	4,298,096

Total Exchange Traded Funds (0.7%) (Cost $4,446,604)		4,298,096

MASTER LIMITED PARTNERSHIPS:
Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Enterprise Products Partners LP (Cost $9,715,109)	387,116	13,216,140

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	2,015,835	2,016,440

Total Short-Term Investments (0.3%) (Cost $2,016,440)		2,016,440

Total Investments in Securities (98.5%) (Cost $564,521,523)		597,535,392
Other Assets Less Liabilities (1.5%)		8,943,614

Net Assets (100%)		$606,479,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	738,345	USD	801,061	Bank of America	6/27/2025	1,230
USD	8,040,474	EUR	7,389,462	Bank of America	6/27/2025	11,030
USD	8,041,213	EUR	7,389,462	Goldman Sachs & Co. LLC	6/27/2025	11,769
USD	8,040,152	EUR	7,389,462	Morgan Stanley	6/27/2025	10,709
USD	8,038,220	EUR	7,389,462	UBS AG	6/27/2025	8,777
USD	5,912,927	GBP	4,570,576	Citibank NA	6/27/2025	9,334
USD	5,912,502	GBP	4,570,576	Goldman Sachs & Co. LLC	6/27/2025	8,909

Net unrealized appreciation						61,758

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,215,885	$—	$—	$11,215,885
Consumer Discretionary	10,470,547	—	—	10,470,547
Consumer Staples	39,014,726	27,129,270	—	66,143,996
Energy	21,406,890	—	—	21,406,890
Financials	91,069,366	2,415,109	—	93,484,475
Health Care	104,969,373	—	—	104,969,373
Industrials	79,924,994	15,566,309	—	95,491,303
Information Technology	29,784,302	—	—	29,784,302
Materials	26,500,212	4,423,713	—	30,923,925
Real Estate	58,734,215	—	—	58,734,215
Utilities	55,379,805	—	—	55,379,805
Exchange Traded Funds	4,298,096	—	—	4,298,096
Forward Currency Contracts	—	61,758	—	61,758
Master Limited Partnerships
Energy	13,216,140	—	—	13,216,140
Short-Term Investments
Investment Companies	2,016,440	—	—	2,016,440

Total Assets	$548,000,991	$49,596,159	$—	$597,597,150

Total Liabilities	$—	$—	$—	$—

Total	$548,000,991	$49,596,159	$—	$597,597,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,904,630
Aggregate gross unrealized depreciation	(36,658,720)

Net unrealized appreciation	$33,245,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$564,351,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (61.8%)
iShares Core MSCI EAFE ETF	313,600	$23,723,840
iShares Core S&P 500 ETF	39,300	22,082,670
iShares Core S&P Mid-Cap ETF	98,300	5,735,805
iShares Russell 2000 ETF(x)	18,600	3,710,514
SPDR Portfolio S&P 500 ETF	335,000	22,029,600
Vanguard S&P 500 ETF	42,900	22,046,739

Total Equity		99,329,168

Fixed Income (37.7%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	740,700	60,559,632

Total Exchange Traded Funds (99.5%) (Cost $145,821,176)		159,888,800

SHORT-TERM INVESTMENTS:
Investment Companies (19.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	28,458,545	28,458,545
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	670,991	671,193

Total Investment Companies		31,129,738

Total Short-Term Investments (19.4%) (Cost $31,129,769)		31,129,738

Total Investments in Securities (118.9%) (Cost $176,950,945)		191,018,538
Other Assets Less Liabilities (-18.9%)		(30,338,682)

Net Assets (100%)		$160,679,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $43,761,078. This was collateralized by $14,576,976 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 7/15/25 - 8/15/49 and by cash of $30,458,545 which was subsequently invested in investment companies.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$159,888,800	$—	$—	$159,888,800
Short-Term Investments
Investment Companies	31,129,738	—	—	31,129,738

Total Assets	$191,018,538	$—	$—	$191,018,538

Total Liabilities	$—	$—	$—	$—

Total	$191,018,538	$—	$—	$191,018,538

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,277,281
Aggregate gross unrealized depreciation	(1,921,747)

Net unrealized appreciation	$12,355,534

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,663,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Entertainment (1.4%)
Netflix, Inc.*	9,168	$8,549,435

Interactive Media & Services (6.9%)
Alphabet, Inc., Class C	115,924	18,110,806
Meta Platforms, Inc., Class A	37,730	21,746,063
Pinterest, Inc., Class A*	85,713	2,657,103

		42,513,972

Media (0.9%)
Charter Communications, Inc., Class A*	15,779	5,815,035

Total Communication Services		56,878,442

Consumer Discretionary (11.3%)
Automobiles (0.5%)
General Motors Co.	60,560	2,848,137

Broadline Retail (2.7%)
Amazon.com, Inc.*	87,603	16,667,347

Hotels, Restaurants & Leisure (6.5%)
Aramark	181,556	6,267,313
Booking Holdings, Inc.	840	3,869,804
Chipotle Mexican Grill, Inc.*	90,609	4,549,478
Marriott International, Inc., Class A	25,822	6,150,800
Royal Caribbean Cruises Ltd.	67,286	13,823,236
Yum! Brands, Inc.	33,117	5,211,291

		39,871,922

Specialty Retail (1.6%)
Burlington Stores, Inc.*	21,091	5,026,618
Tractor Supply Co.	93,320	5,141,932

		10,168,550

Total Consumer Discretionary		69,555,956

Consumer Staples (5.3%)
Food Products (1.2%)
Mondelez International, Inc., Class A	107,000	7,259,950

Household Products (1.1%)
Church & Dwight Co., Inc.	58,485	6,438,614

Tobacco (3.0%)
Philip Morris International, Inc.	117,985	18,727,759

Total Consumer Staples		32,426,323

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
ConocoPhillips	37,778	3,967,446

Total Energy		3,967,446

Financials (16.1%)
Banks (3.3%)
JPMorgan Chase & Co.	55,018	13,495,916
Truist Financial Corp.	171,000	7,036,650

		20,532,566

Capital Markets (2.4%)
KKR & Co., Inc.	76,814	8,880,467
MSCI, Inc.	10,922	6,176,391

		15,056,858

Consumer Finance (0.9%)
Discover Financial Services	33,116	5,652,901

Financial Services (5.5%)
Mastercard, Inc., Class A	26,585	14,571,770
Toast, Inc., Class A*	212,457	7,047,199
Visa, Inc., Class A	34,403	12,056,875

		33,675,844

Insurance (4.0%)
Arch Capital Group Ltd.	45,468	4,373,112
Marsh & McLennan Cos., Inc.	41,557	10,141,155
Progressive Corp. (The)	35,425	10,025,629

		24,539,896

Total Financials		99,458,065

Health Care (8.7%)
Biotechnology (3.3%)
AbbVie, Inc.	33,206	6,957,321
Amgen, Inc.	25,921	8,075,688
Regeneron Pharmaceuticals, Inc.	8,314	5,272,988

		20,305,997

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	47,876	6,350,752

Health Care Providers & Services (1.9%)
Elevance Health, Inc.	7,380	3,210,005
UnitedHealth Group, Inc.	15,946	8,351,717

		11,561,722

Life Sciences Tools & Services (1.5%)
Danaher Corp.	22,091	4,528,655
Mettler-Toledo International, Inc.*	3,879	4,580,750

		9,109,405

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	107,364	6,548,130

Total Health Care		53,876,006

Industrials (11.0%)
Aerospace & Defense (3.7%)
GE Aerospace	58,819	11,772,623
TransDigm Group, Inc.	7,772	10,750,930

		22,523,553

Air Freight & Logistics (1.1%)
FedEx Corp.	28,989	7,066,938

Building Products (1.1%)
Carrier Global Corp.	103,911	6,587,957

Commercial Services & Supplies (0.6%)
Waste Connections, Inc.	18,500	3,611,015

Electrical Equipment (1.1%)
GE Vernova, Inc.	22,453	6,854,452

Ground Transportation (0.5%)
Saia, Inc.*	8,695	3,038,294

Machinery (0.9%)
Ingersoll Rand, Inc.	68,954	5,518,389

Professional Services (0.9%)
Dayforce, Inc.(x)*	96,795	5,646,052

Trading Companies & Distributors (1.1%)
FTAI Aviation Ltd.	61,993	6,883,083

Total Industrials		67,729,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (24.2%)
IT Services (0.6%)
Accenture plc, Class A	12,615	$3,936,385

Semiconductors & Semiconductor Equipment (12.1%)
Broadcom, Inc.	206,962	34,651,648
KLA Corp.	13,744	9,343,171
Micron Technology, Inc.	139,243	12,098,824
NVIDIA Corp.	167,280	18,129,806

		74,223,449

Software (9.3%)
Atlassian Corp., Class A*	42,970	9,118,664
Microsoft Corp.	67,832	25,463,454
Salesforce, Inc.	53,277	14,297,416
ServiceNow, Inc.*	10,744	8,553,728

		57,433,262

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	59,377	13,189,413

Total Information Technology		148,782,509

Materials (4.2%)
Chemicals (2.9%)
Air Products and Chemicals, Inc.	18,683	5,509,990
Corteva, Inc.	88,379	5,561,691
Linde plc	15,211	7,082,850

		18,154,531

Metals & Mining (1.3%)
ATI, Inc.*	151,057	7,859,496

Total Materials		26,014,027

Real Estate (1.4%)
Health Care REITs (1.4%)
Welltower, Inc. (REIT)	55,510	8,504,687

Total Real Estate		8,504,687

Utilities (6.8%)
Electric Utilities (2.0%)
Constellation Energy Corp.	60,491	12,196,800

Gas Utilities (2.4%)
Atmos Energy Corp.	94,500	14,607,810

Multi-Utilities (2.4%)
NiSource, Inc.	370,000	14,833,300

Total Utilities		41,637,910

Total Investments in Securities (98.8%) (Cost $340,204,133)		608,831,104
Other Assets Less Liabilities (1.2%)		7,362,829

Net Assets (100%)		$616,193,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2025, the Portfolio had loaned securities with a total value of $14,233. This was collateralized by $14,552 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 5/15/54.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$56,878,442	$—	$—	$56,878,442
Consumer Discretionary	69,555,956	—	—	69,555,956
Consumer Staples	32,426,323	—	—	32,426,323
Energy	3,967,446	—	—	3,967,446
Financials	99,458,065	—	—	99,458,065
Health Care	53,876,006	—	—	53,876,006
Industrials	67,729,733	—	—	67,729,733
Information Technology	148,782,509	—	—	148,782,509
Materials	26,014,027	—	—	26,014,027
Real Estate	8,504,687	—	—	8,504,687
Utilities	41,637,910	—	—	41,637,910

Total Assets	$608,831,104	$—	$—	$608,831,104

Total Liabilities	$—	$—	$—	$—

Total	$608,831,104	$—	$—	$608,831,104

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,065,957
Aggregate gross unrealized depreciation	(6,935,213)

Net unrealized appreciation	$263,130,744

Federal income tax cost of investments in securities and derivative instruments, if applicable	$345,700,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.9%)
Entertainment (3.7%)
Netflix, Inc.*	16,453	$15,342,916

Interactive Media & Services (8.2%)
Alphabet, Inc., Class A	51,200	7,917,568
Meta Platforms, Inc., Class A	44,303	25,534,477

		33,452,045

Total Communication Services		48,794,961

Consumer Discretionary (12.0%)
Automobiles (1.8%)
Tesla, Inc.*	28,200	7,308,312

Broadline Retail (8.4%)
Amazon.com, Inc.*	179,720	34,193,527

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	40,600	4,850,076
Starbucks Corp.	27,000	2,648,430

		7,498,506

Total Consumer Discretionary		49,000,345

Consumer Staples (2.6%)
Beverages (1.5%)
Monster Beverage Corp.*	106,520	6,233,551

Consumer Staples Distribution & Retail (1.1%)
Target Corp.	42,300	4,414,428

Total Consumer Staples		10,647,979

Financials (11.1%)
Capital Markets (1.9%)
S&P Global, Inc.	15,532	7,891,809

Financial Services (7.4%)
PayPal Holdings, Inc.*	104,600	6,825,150
Visa, Inc., Class A	66,861	23,432,106

		30,257,256

Insurance (1.8%)
Marsh & McLennan Cos., Inc.	30,296	7,393,133

Total Financials		45,542,198

Health Care (12.3%)
Health Care Equipment & Supplies (3.8%)
Intuitive Surgical, Inc.*	16,400	8,122,428
Stryker Corp.	20,000	7,445,000

		15,567,428

Health Care Providers & Services (2.6%)
UnitedHealth Group, Inc.	20,345	10,655,694

Life Sciences Tools & Services (1.9%)
ICON plc*	9,400	1,644,906
Thermo Fisher Scientific, Inc.	12,597	6,268,267

		7,913,173

Pharmaceuticals (4.0%)
Eli Lilly & Co.	9,000	7,433,190
Novo Nordisk A/S (ADR)	40,000	2,777,600
Zoetis, Inc.	36,600	6,026,190

		16,236,980

Total Health Care		50,373,275

Industrials (8.9%)
Electrical Equipment (2.1%)
Eaton Corp. plc	31,660	8,606,138

Ground Transportation (3.1%)
Uber Technologies, Inc.*	82,580	6,016,779
Union Pacific Corp.	28,900	6,827,336

		12,844,115

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	31,200	6,606,600

Trading Companies & Distributors (2.1%)
W.W. Grainger, Inc.	8,640	8,534,851

Total Industrials		36,591,704

Information Technology (36.6%)
IT Services (1.4%)
Accenture plc, Class A	18,800	5,866,352

Semiconductors & Semiconductor Equipment (11.9%)
ASML Holding NV (Registered) (ADR)	10,340	6,851,594
NVIDIA Corp.	316,700	34,323,946
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	44,700	7,420,200

		48,595,740

Software (18.0%)
Adobe, Inc.*	8,629	3,309,480
Intuit, Inc.	14,400	8,841,456
Microsoft Corp.	75,527	28,352,080
Palo Alto Networks, Inc.*	54,300	9,265,752
Salesforce, Inc.	39,060	10,482,142
Synopsys, Inc.*	13,923	5,970,879
Workday, Inc., Class A*	31,690	7,400,566

		73,622,355

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	98,434	21,865,144

Total Information Technology		149,949,591

Materials (1.8%)
Chemicals (1.8%)
Sherwin-Williams Co. (The)	20,500	7,158,395

Total Materials		7,158,395

Real Estate (1.8%)
Specialized REITs (1.8%)
Equinix, Inc. (REIT)	9,100	7,419,685

Total Real Estate		7,419,685

Total Investments in Securities (99.0%) (Cost $181,657,680)		405,478,133
Other Assets Less Liabilities (1.0%)		3,962,804

Net Assets (100%)		$409,440,937

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,794,961	$—	$—	$48,794,961
Consumer Discretionary	49,000,345	—	—	49,000,345
Consumer Staples	10,647,979	—	—	10,647,979
Financials	45,542,198	—	—	45,542,198
Health Care	50,373,275	—	—	50,373,275
Industrials	36,591,704	—	—	36,591,704
Information Technology	149,949,591	—	—	149,949,591
Materials	7,158,395	—	—	7,158,395
Real Estate	7,419,685	—	—	7,419,685

Total Assets	$405,478,133	$—	$—	$405,478,133

Total Liabilities	$—	$—	$—	$—

Total	$405,478,133	$—	$—	$405,478,133

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,633,101
Aggregate gross unrealized depreciation	(11,841,946)

Net unrealized appreciation	$223,791,155

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,686,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	37,934	$1,072,774
Verizon Communications, Inc.	22,247	1,009,124

		2,081,898

Entertainment (1.1%)
Electronic Arts, Inc.	1,257	181,662
Live Nation Entertainment, Inc.*	24,035	3,138,490
Netflix, Inc.*	2,261	2,108,451
Take-Two Interactive Software, Inc.*	872	180,722
TKO Group Holdings, Inc., Class A	352	53,789
Walt Disney Co. (The)	9,554	942,980
Warner Bros Discovery, Inc.*	11,962	128,352

		6,734,446

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	30,825	4,766,778
Alphabet, Inc., Class C	24,983	3,903,094
Match Group, Inc.	1,439	44,897
Meta Platforms, Inc., Class A	11,573	6,670,214
Reddit, Inc., Class A*	27,800	2,916,220

		18,301,203

Media (0.2%)
Charter Communications, Inc., Class A(x)*	509	187,582
Comcast Corp., Class A	19,931	735,454
Fox Corp., Class A	1,152	65,203
Fox Corp., Class B	676	35,632
Interpublic Group of Cos., Inc. (The)	2,102	57,090
News Corp., Class A	1,902	51,773
News Corp., Class B	511	15,519
Omnicom Group, Inc.	1,030	85,397
Paramount Global, Class B	3,140	37,554

		1,271,204

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,534	675,843

Total Communication Services		29,064,594

Consumer Discretionary (9.4%)
Automobile Components (0.0%)†
Aptiv plc*	1,255	74,673
Fox Factory Holding Corp.*	2,680	62,551

		137,224

Automobiles (0.7%)
Ford Motor Co.	20,364	204,251
General Motors Co.	5,258	247,284
Tesla, Inc.*	14,788	3,832,458

		4,283,993

Broadline Retail (3.9%)
Alibaba Group Holding Ltd. (ADR)	5,900	780,157
Amazon.com, Inc.*	49,845	9,483,510
eBay, Inc.	2,557	173,186
Global-e Online Ltd.*	69,417	2,474,716
MercadoLibre, Inc.*	5,445	10,622,487

		23,534,056

Distributors (0.1%)
Genuine Parts Co.	730	86,972
LKQ Corp.	1,456	61,938
Pool Corp.	203	64,625

		213,535

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,298	274,519
Booking Holdings, Inc.	175	806,209
Caesars Entertainment, Inc.*	1,159	28,975
Carnival Corp.*	5,596	109,290
Chipotle Mexican Grill, Inc.*	7,119	357,445
Darden Restaurants, Inc.	616	127,980
Domino’s Pizza, Inc.	190	87,296
DoorDash, Inc., Class A*	1,793	327,707
Expedia Group, Inc.	17,331	2,913,341
Hilton Worldwide Holdings, Inc.	1,259	286,485
Las Vegas Sands Corp.	1,733	66,946
Marriott International, Inc., Class A	1,197	285,125
McDonald’s Corp.	3,787	1,182,945
MGM Resorts International*	1,253	37,139
Norwegian Cruise Line Holdings Ltd.*	2,391	45,333
Royal Caribbean Cruises Ltd.	1,320	271,181
Starbucks Corp.	5,973	585,892
Wynn Resorts Ltd.	444	37,074
Yum! Brands, Inc.	1,490	234,466

		8,065,348

Household Durables (0.1%)
DR Horton, Inc.	1,480	188,152
Garmin Ltd.	829	180,001
Lennar Corp., Class A	1,252	143,705
Mohawk Industries, Inc.*	292	33,341
NVR, Inc.*	16	115,910
PulteGroup, Inc.	1,063	109,276

		770,385

Leisure Products (0.0%)†
Hasbro, Inc.	732	45,011

Specialty Retail (2.5%)
AutoZone, Inc.*	88	335,525
Best Buy Co., Inc.	998	73,463
Burlington Stores, Inc.*	21,651	5,160,083
CarMax, Inc.*	766	59,687
Home Depot, Inc. (The)	5,250	1,924,072
Lowe’s Cos., Inc.	25,924	6,046,255
O’Reilly Automotive, Inc.*	307	439,802
Ross Stores, Inc.	1,766	225,677
TJX Cos., Inc. (The)	5,936	723,005
Tractor Supply Co.	2,784	153,398
Ulta Beauty, Inc.*	236	86,503
Williams-Sonoma, Inc.	651	102,923

		15,330,393

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	39,585	4,203,927
Deckers Outdoor Corp.*	815	91,125
Lululemon Athletica, Inc.*	587	166,156
NIKE, Inc., Class B	6,225	395,163
Ralph Lauren Corp.	217	47,901
Tapestry, Inc.	1,094	77,028

		4,981,300

Total Consumer Discretionary		57,361,245

Consumer Staples (7.1%)
Beverages (2.0%)
Brown-Forman Corp., Class B	929	31,530
Coca-Cola Co. (The)	20,461	1,465,417
Constellation Brands, Inc., Class A	23,536	4,319,327
Keurig Dr Pepper, Inc.	6,310	215,928
Molson Coors Beverage Co., Class B	890	54,175
Monster Beverage Corp.*	85,339	4,994,038
PepsiCo, Inc.	7,248	1,086,765

		12,167,180

Consumer Staples Distribution & Retail (3.8%)
Casey’s General Stores, Inc.	18,360	7,968,974
Costco Wholesale Corp.	2,346	2,218,800
Dollar General Corp.	1,130	99,361
Dollar Tree, Inc.*	1,124	84,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Grocery Outlet Holding Corp.*	67,700	$946,446
Kroger Co. (The)	3,550	240,299
Performance Food Group Co.*	117,377	9,229,354
Sysco Corp.	2,579	193,528
Target Corp.	2,434	254,012
Walgreens Boots Alliance, Inc.	3,505	39,151
Walmart, Inc.	22,925	2,012,586

		23,286,890

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,558	122,809
Bunge Global SA	673	51,431
Campbell’s Co. (The)	1,027	40,998
Conagra Brands, Inc.	2,673	71,289
General Mills, Inc.	2,903	173,570
Hershey Co. (The)	798	136,482
Hormel Foods Corp.	1,501	46,441
J M Smucker Co. (The)	542	64,178
Kellanova	1,406	115,981
Kraft Heinz Co. (The)	4,568	139,004
Lamb Weston Holdings, Inc.	757	40,348
McCormick & Co., Inc. (Non-Voting)	1,349	111,036
Mondelez International, Inc., Class A	6,836	463,823
Tyson Foods, Inc., Class A	1,512	96,481

		1,673,871

Household Products (0.7%)
Church & Dwight Co., Inc.	1,335	146,970
Clorox Co. (The)	638	93,945
Colgate-Palmolive Co.	20,155	1,888,524
Kimberly-Clark Corp.	1,724	245,187
Procter & Gamble Co. (The)	12,392	2,111,845

		4,486,471

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,229	81,114
Kenvue, Inc.	10,221	245,099

		326,213

Tobacco (0.3%)
Altria Group, Inc.	8,917	535,198
Philip Morris International, Inc.	8,217	1,304,285

		1,839,483

Total Consumer Staples		43,780,108

Energy (3.6%)
Energy Equipment & Services (1.0%)
Baker Hughes Co.	133,858	5,883,059
Halliburton Co.	4,510	114,418
Schlumberger NV	7,456	311,661

		6,309,138

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.	2,010	42,250
Chevron Corp.	8,832	1,477,505
ConocoPhillips	6,743	708,150
Coterra Energy, Inc.	3,808	110,051
Devon Energy Corp.	3,415	127,721
Diamondback Energy, Inc.	20,188	3,227,658
EOG Resources, Inc.	3,000	384,720
EQT Corp.	3,087	164,939
Expand Energy Corp.	33,507	3,729,999
Exxon Mobil Corp.	23,004	2,735,866
Hess Corp.	1,474	235,442
Kinder Morgan, Inc.	10,317	294,344
Marathon Petroleum Corp.	1,651	240,534
Occidental Petroleum Corp.	3,523	173,895
ONEOK, Inc.	3,312	328,617
Phillips 66	2,179	269,063
Targa Resources Corp.	1,139	228,335
Texas Pacific Land Corp.	98	129,849
Valero Energy Corp.	1,702	224,783
Venture Global, Inc., Class A(x)	50,400	519,120
Williams Cos., Inc. (The)	6,450	385,452

		15,738,293

Total Energy		22,047,431

Financials (8.7%)
Banks (1.4%)
Bank of America Corp.	34,992	1,460,216
Citigroup, Inc.	9,920	704,221
Citizens Financial Group, Inc.	2,320	95,050
Fifth Third Bancorp	3,517	137,866
Huntington Bancshares, Inc.	7,878	118,249
JPMorgan Chase & Co.	14,776	3,624,553
KeyCorp	5,386	86,122
M&T Bank Corp.	882	157,657
PNC Financial Services Group, Inc. (The)	2,116	371,929
Regions Financial Corp.	4,786	104,000
Truist Financial Corp.	6,864	282,454
US Bancorp	8,303	350,553
Wells Fargo & Co.	17,381	1,247,782

		8,740,652

Capital Markets (3.6%)
Ameriprise Financial, Inc.	504	243,991
Bank of New York Mellon Corp. (The)	3,754	314,848
BlackRock, Inc.‡	768	726,897
Blackstone, Inc.	3,854	538,712
Cboe Global Markets, Inc.	565	127,854
Charles Schwab Corp. (The)	63,875	5,000,135
CME Group, Inc.	1,895	502,725
FactSet Research Systems, Inc.	195	88,655
Franklin Resources, Inc.(x)	1,785	34,361
Goldman Sachs Group, Inc. (The)	1,649	900,832
Intercontinental Exchange, Inc.	26,620	4,591,950
Invesco Ltd.	2,338	35,468
KKR & Co., Inc.	52,589	6,079,814
MarketAxess Holdings, Inc.	206	44,568
Moody’s Corp.	812	378,140
Morgan Stanley	6,539	762,905
MSCI, Inc.	417	235,814
Nasdaq, Inc.	2,190	166,133
Northern Trust Corp.	1,051	103,681
Raymond James Financial, Inc.	975	135,437
S&P Global, Inc.	1,665	845,987
State Street Corp.	1,571	140,652
T. Rowe Price Group, Inc.	1,192	109,509

		22,109,068

Consumer Finance (0.3%)
American Express Co.	2,933	789,123
Capital One Financial Corp.	2,036	365,055
Discover Financial Services	1,340	228,738
Synchrony Financial	2,001	105,933

		1,488,849

Financial Services (2.4%)
Apollo Global Management, Inc.	2,386	326,739
Berkshire Hathaway, Inc., Class B*	9,687	5,159,102
Corpay, Inc.*	358	124,842
Fidelity National Information Services, Inc.	2,788	208,208
Fiserv, Inc.*	2,993	660,944
Global Payments, Inc.	1,323	129,548
Jack Henry & Associates, Inc.	407	74,318
Mastercard, Inc., Class A	4,304	2,359,109
PayPal Holdings, Inc.*	5,214	340,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shift4 Payments, Inc., Class A(x)*	26,500	$2,165,315
Visa, Inc., Class A	9,107	3,191,639

		14,739,978

Insurance (1.0%)
Aflac, Inc.	2,616	290,873
Allstate Corp. (The)	1,409	291,762
American International Group, Inc.	3,136	272,644
Aon plc, Class A	1,151	459,353
Arch Capital Group Ltd.	1,971	189,571
Arthur J Gallagher & Co.	1,333	460,205
Assurant, Inc.	258	54,116
Brown & Brown, Inc.	1,282	159,481
Chubb Ltd.	1,968	594,316
Cincinnati Financial Corp.	809	119,506
Erie Indemnity Co., Class A(x)	126	52,800
Everest Group Ltd.	220	79,933
Globe Life, Inc.	445	58,615
Hartford Insurance Group, Inc. (The)	1,520	188,070
Loews Corp.	931	85,568
Marsh & McLennan Cos., Inc.	2,589	631,794
MetLife, Inc.	3,105	249,300
Principal Financial Group, Inc.	1,130	95,338
Progressive Corp. (The)	3,094	875,633
Prudential Financial, Inc.	1,880	209,958
Travelers Cos., Inc. (The)	1,190	314,707
W.R. Berkley Corp.	1,609	114,496
Willis Towers Watson plc	531	179,451

		6,027,490

Total Financials		53,106,037

Health Care (9.4%)
Biotechnology (1.6%)
AbbVie, Inc.	9,329	1,954,612
Amgen, Inc.	2,839	884,490
Argenx SE (ADR)*	5,100	3,018,512
Biogen, Inc.*	791	108,240
Caris Life Sciences, Inc.(r)*	69,480	238,664
Gilead Sciences, Inc.	6,567	735,832
Incyte Corp.*	814	49,288
Moderna, Inc.*	1,689	47,883
Regeneron Pharmaceuticals, Inc.	560	355,169
TG Therapeutics, Inc.*	40,700	1,604,801
Ultragenyx Pharmaceutical, Inc.*	11,570	418,950
Vertex Pharmaceuticals, Inc.*	1,356	657,416

		10,073,857

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	9,166	1,215,870
Align Technology, Inc.*	377	59,890
Baxter International, Inc.	2,760	94,475
Becton Dickinson & Co.	1,517	347,484
Boston Scientific Corp.*	7,770	783,838
Cooper Cos., Inc. (The)*	1,027	86,627
Dexcom, Inc.*	2,087	142,521
Edwards Lifesciences Corp.*	3,086	223,673
GE HealthCare Technologies, Inc.	2,439	196,852
Hologic, Inc.*	1,202	74,247
IDEXX Laboratories, Inc.*	433	181,838
Insulet Corp.*	18,656	4,899,252
Intuitive Surgical, Inc.*	1,881	931,603
Medtronic plc	6,743	605,926
ResMed, Inc.	776	173,708
Solventum Corp.*	769	58,475
STERIS plc	524	118,765
Stryker Corp.	1,810	673,772
Zimmer Biomet Holdings, Inc.	1,033	116,915

		10,985,731

Health Care Providers & Services (2.8%)
Cardinal Health, Inc.	1,274	175,519
Cencora, Inc.	901	250,559
Centene Corp.*	2,601	157,907
Cigna Group (The)	1,447	476,063
CVS Health Corp.	6,717	455,077
DaVita, Inc.*	244	37,325
Elevance Health, Inc.	1,220	530,651
HCA Healthcare, Inc.	938	324,126
HealthEquity, Inc.*	60,311	5,329,683
Henry Schein, Inc.*	668	45,751
Humana, Inc.	628	166,169
Labcorp Holdings, Inc.	451	104,966
McKesson Corp.	662	445,519
Molina Healthcare, Inc.*	284	93,547
Quest Diagnostics, Inc.	599	101,351
Surgery Partners, Inc.*	147,322	3,498,897
UnitedHealth Group, Inc.	9,463	4,956,246
Universal Health Services, Inc., Class B(x)	296	55,618

		17,204,974

Health Care Technology (0.5%)
Doximity, Inc., Class A*	47,799	2,773,776

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	1,511	176,757
Bio-Techne Corp.	885	51,887
Charles River Laboratories International, Inc.*	17,099	2,573,741
Danaher Corp.	3,382	693,310
ICON plc*	18,300	3,202,317
IQVIA Holdings, Inc.*	899	158,494
Mettler-Toledo International, Inc.*	108	127,538
Revvity, Inc.	617	65,279
Thermo Fisher Scientific, Inc.	2,021	1,005,650
Waters Corp.*	321	118,311
West Pharmaceutical Services, Inc.	394	88,209

		8,261,493

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	10,698	652,471
Eli Lilly & Co.	4,164	3,439,089
Johnson & Johnson	12,723	2,109,982
Merck & Co., Inc.	13,368	1,199,912
Pfizer, Inc.	29,884	757,261
Viatris, Inc.	6,745	58,749
Zoetis, Inc.	2,351	387,092

		8,604,556

Total Health Care		57,904,387

Industrials (10.6%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	379	199,335
Boeing Co. (The)*	3,990	680,494
GE Aerospace	5,672	1,135,251
General Dynamics Corp.	1,341	365,530
Howmet Aerospace, Inc.	2,127	275,936
Huntington Ingalls Industries, Inc.	197	40,196
L3Harris Technologies, Inc.	31,239	6,538,635
Lockheed Martin Corp.	1,105	493,615
Northrop Grumman Corp.	724	370,695
RTX Corp.	7,032	931,459
Textron, Inc.	1,001	72,322
TransDigm Group, Inc.	294	406,687

		11,510,155

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	594	60,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of Washington, Inc.	740	$88,985
FedEx Corp.	1,171	285,466
GXO Logistics, Inc.*	53,302	2,083,042
United Parcel Service, Inc., Class B	3,902	429,181

		2,947,500

Building Products (0.7%)
A.O. Smith Corp.(x)	668	43,660
Allegion plc	472	61,577
Builders FirstSource, Inc.*	607	75,839
Carrier Global Corp.	4,260	270,084
Johnson Controls International plc	3,472	278,142
Lennox International, Inc.	175	98,145
Masco Corp.	1,149	79,901
Trane Technologies plc	1,178	396,892
Trex Co., Inc.*	55,088	3,200,613

		4,504,853

Commercial Services & Supplies (3.0%)
Cintas Corp.	1,830	376,120
Clean Harbors, Inc.*	11,800	2,325,780
Copart, Inc.*	143,496	8,120,439
Republic Services, Inc.	1,057	255,963
Rollins, Inc.	1,505	81,315
Veralto Corp.	1,271	123,859
Waste Connections, Inc.	33,100	6,460,789
Waste Management, Inc.	1,916	443,573

		18,187,838

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	4,100	1,321,553
Quanta Services, Inc.	787	200,040
WillScot Holdings Corp.	154,949	4,307,582

		5,829,175

Electrical Equipment (0.8%)
AMETEK, Inc.	1,235	212,593
Eaton Corp. plc	2,077	564,591
Emerson Electric Co.	2,956	324,096
GE Vernova, Inc.	1,471	449,067
Generac Holdings, Inc.*	309	39,135
Hubbell, Inc., Class B	278	91,993
Rockwell Automation, Inc.	598	154,511
Vertiv Holdings Co., Class A	46,241	3,338,600

		5,174,586

Ground Transportation (0.6%)
CSX Corp.	10,231	301,098
JB Hunt Transport Services, Inc.	433	64,063
Norfolk Southern Corp.	1,208	286,115
Old Dominion Freight Line, Inc.	1,003	165,946
Saia, Inc.*	4,200	1,467,606
Uber Technologies, Inc.*	11,040	804,375
Union Pacific Corp.	3,193	754,314

		3,843,517

Industrial Conglomerates (0.2%)
3M Co.	2,854	419,138
Honeywell International, Inc.	3,425	725,244

		1,144,382

Machinery (0.7%)
Brain Corp.(r)*	52,300	165,530
Caterpillar, Inc.	2,526	833,075
Cummins, Inc.	732	229,438
Deere & Co.	1,338	627,990
Dover Corp.	737	129,476
Fortive Corp.	1,768	129,382
IDEX Corp.	384	69,493
Illinois Tool Works, Inc.	1,425	353,414
Ingersoll Rand, Inc.	2,145	171,664
Nordson Corp.	270	54,464
Otis Worldwide Corp.	2,077	214,346
PACCAR, Inc.	2,799	272,539
Parker-Hannifin Corp.	687	417,593
Pentair plc	847	74,096
Snap-on, Inc.	287	96,722
Stanley Black & Decker, Inc.	857	65,886
Westinghouse Air Brake Technologies Corp.	915	165,935
Xylem, Inc.	1,258	150,281

		4,221,324

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,422	149,199
Southwest Airlines Co.	3,201	107,490
United Airlines Holdings, Inc.*	1,748	120,699

		377,388

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,142	654,445
Broadridge Financial Solutions, Inc.	627	152,023
Dayforce, Inc.*	787	45,906
Equifax, Inc.	648	157,827
Jacobs Solutions, Inc.	653	78,941
Leidos Holdings, Inc.	697	94,053
Paychex, Inc.	1,710	263,819
Paycom Software, Inc.	263	57,460
Paylocity Holding Corp.*	11,800	2,210,612
Verisk Analytics, Inc.	732	217,858

		3,932,944

Trading Companies & Distributors (0.6%)
Fastenal Co.	3,058	237,148
United Rentals, Inc.	4,741	2,971,184
W.W. Grainger, Inc.	237	234,116

		3,442,448

Total Industrials		65,116,110

Information Technology (29.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	5,424	420,252
Cisco Systems, Inc.	21,047	1,298,810
F5, Inc.*	292	77,751
Juniper Networks, Inc.	1,779	64,382
Motorola Solutions, Inc.	892	390,526

		2,251,721

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	6,435	422,072
CDW Corp.	722	115,708
Coherent Corp.*	18,500	1,201,390
Corning, Inc.	4,061	185,912
Jabil, Inc.	589	80,145
Keysight Technologies, Inc.*	930	139,286
TE Connectivity plc	1,561	220,600
Teledyne Technologies, Inc.*	247	122,934
Trimble, Inc.*	1,261	82,785
Zebra Technologies Corp., Class A*	278	78,552

		2,649,384

IT Services (1.5%)
Accenture plc, Class A	3,305	1,031,292
Akamai Technologies, Inc.*	776	62,468
Cognizant Technology Solutions Corp., Class A	2,647	202,496
EPAM Systems, Inc.*	304	51,327
Gartner, Inc.*	410	172,093
GoDaddy, Inc., Class A*	751	135,285
International Business Machines Corp.	4,886	1,214,953
Shopify, Inc., Class A*	63,447	6,057,920
VeriSign, Inc.*	417	105,864

		9,033,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*	8,564	$879,865
Analog Devices, Inc.	2,613	526,964
Applied Materials, Inc.	4,295	623,290
Broadcom, Inc.	24,771	4,147,409
Enphase Energy, Inc.*	662	41,077
First Solar, Inc.*	577	72,950
Intel Corp.	23,022	522,830
KLA Corp.	700	475,860
Lam Research Corp.	36,446	2,649,624
Microchip Technology, Inc.	2,799	135,500
Micron Technology, Inc.	5,918	514,215
Monolithic Power Systems, Inc.	2,449	1,420,371
NVIDIA Corp.	265,789	28,806,212
NXP Semiconductors NV	1,357	257,911
ON Semiconductor Corp.*	2,321	94,442
QUALCOMM, Inc.	5,845	897,850
Skyworks Solutions, Inc.	834	53,901
Teradyne, Inc.	845	69,797
Texas Instruments, Inc.	4,811	864,537

		43,054,605

Software (14.3%)
Adobe, Inc.*	6,260	2,400,898
ANSYS, Inc.*	468	148,150
AppLovin Corp., Class A*	19,600	5,193,412
Autodesk, Inc.*	8,337	2,182,627
Cadence Design Systems, Inc.*	1,464	372,339
Crowdstrike Holdings, Inc., Class A*	1,302	459,059
CyberArk Software Ltd.*	5,300	1,791,400
Databricks(r)*	15,491	1,145,676
Datadog, Inc., Class A*	7,246	718,876
Docusign, Inc.*	61,035	4,968,249
Fair Isaac Corp.*	127	234,208
Fortinet, Inc.*	74,829	7,203,040
Gen Digital, Inc.	2,991	79,381
Gitlab, Inc., Class A*	8,738	410,686
HubSpot, Inc.*	11,155	6,372,740
Intuit, Inc.	1,479	908,091
Klaviyo, Inc., Class A*	24,691	747,150
Microsoft Corp.	67,386	25,296,031
Oracle Corp.	8,579	1,199,430
Palantir Technologies, Inc., Class A*	10,833	914,305
Palo Alto Networks, Inc.*	3,494	596,216
PTC, Inc.*	636	98,548
Roper Technologies, Inc.	558	328,986
Rubrik, Inc., Class A*	10,700	652,486
SailPoint, Inc.*	82,091	1,539,206
Salesforce, Inc.	5,057	1,357,096
SentinelOne, Inc., Class A*	116,438	2,116,843
ServiceNow, Inc.*	15,765	12,551,147
Sprout Social, Inc., Class A*	50,866	1,118,543
Synopsys, Inc.*	820	351,657
Tyler Technologies, Inc.*	231	134,301
Varonis Systems, Inc.*	54,400	2,200,480
Workday, Inc., Class A*	7,415	1,731,625

		87,522,882

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	147,136	32,683,319
Dell Technologies, Inc., Class C	1,605	146,296
Hewlett Packard Enterprise Co.	7,084	109,306
HP, Inc.	4,845	134,158
NetApp, Inc.	1,113	97,766
Seagate Technology Holdings plc	1,142	97,013
Super Micro Computer, Inc.(x)*	2,687	92,003
Western Digital Corp.*	1,821	73,623

		33,433,484

Total Information Technology		177,945,774

Materials (1.1%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,176	346,826
Albemarle Corp.	623	44,868
CF Industries Holdings, Inc.	932	72,836
Corteva, Inc.	3,669	230,890
Dow, Inc.	3,666	128,017
DuPont de Nemours, Inc.	2,173	162,279
Eastman Chemical Co.	615	54,188
Ecolab, Inc.	1,336	338,703
International Flavors & Fragrances, Inc.	1,385	107,490
Linde plc	2,516	1,171,550
LyondellBasell Industries NV, Class A	1,402	98,701
Mosaic Co. (The)	1,784	48,186
PPG Industries, Inc.	1,210	132,313
Sherwin-Williams Co. (The)	1,214	423,917

		3,360,764

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	317	151,567
Vulcan Materials Co.	7,401	1,726,654

		1,878,221

Containers & Packaging (0.1%)
Amcor plc	7,476	72,517
Avery Dennison Corp.	403	71,722
Ball Corp.	1,509	78,573
International Paper Co.	2,845	151,781
Packaging Corp. of America	484	95,842
Smurfit WestRock plc	2,667	120,175

		590,610

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,670	290,386
Newmont Corp.	5,956	287,556
Nucor Corp.	1,253	150,786
Steel Dynamics, Inc.	738	92,309

		821,037

Total Materials		6,650,632

Real Estate (2.5%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	816	75,488
Healthpeak Properties, Inc. (REIT)	3,736	75,542
Ventas, Inc. (REIT)	2,338	160,761
Welltower, Inc. (REIT)	3,220	493,336

		805,127

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,687	52,392

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,876	545,088

Office REITs (0.0%)†
BXP, Inc. (REIT)	756	50,796

Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	50,335	6,582,811
CoStar Group, Inc.*	2,230	176,683

		6,759,494

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	749	160,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	589	$72,035
Equity Residential (REIT)	1,822	130,419
Essex Property Trust, Inc. (REIT)	335	102,701
Invitation Homes, Inc. (REIT)	2,941	102,494
Mid-America Apartment Communities, Inc. (REIT)	606	101,553
UDR, Inc. (REIT)	1,587	71,685

		741,637

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	379	37,074
Kimco Realty Corp. (REIT)	3,603	76,528
Realty Income Corp. (REIT)	4,643	269,340
Regency Centers Corp. (REIT)	821	60,557
Simon Property Group, Inc. (REIT)	1,637	271,873

		715,372

Specialized REITs (0.9%)
American Tower Corp. (REIT)	2,458	534,861
Crown Castle, Inc. (REIT)	2,289	238,582
Digital Realty Trust, Inc. (REIT)	1,654	237,002
Equinix, Inc. (REIT)	515	419,905
Extra Space Storage, Inc. (REIT)	1,110	164,824
Iron Mountain, Inc. (REIT)	1,537	132,244
Public Storage (REIT)	840	251,404
SBA Communications Corp. (REIT)	14,110	3,104,341
VICI Properties, Inc. (REIT), Class A	5,658	184,564
Weyerhaeuser Co. (REIT)	3,858	112,962

		5,380,689

Total Real Estate		15,050,595

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,366	87,902
American Electric Power Co., Inc.	2,843	310,655
Constellation Energy Corp.	1,670	336,722
Duke Energy Corp.	4,123	502,882
Edison International	1,977	116,485
Entergy Corp.	2,244	191,839
Evergy, Inc.	1,225	84,464
Eversource Energy	1,890	117,388
Exelon Corp.	5,345	246,297
FirstEnergy Corp.	2,785	112,570
NextEra Energy, Inc.	10,844	768,731
NRG Energy, Inc.	1,076	102,715
PG&E Corp.	11,600	199,288
Pinnacle West Capital Corp.	563	53,626
PPL Corp.	3,918	141,479
Southern Co. (The)	5,764	530,000
Xcel Energy, Inc.	3,076	217,750

		4,120,793

Gas Utilities (0.0%)†
Atmos Energy Corp.	804	124,282

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,611	44,849
Vistra Corp.	1,783	209,395

		254,244

Multi-Utilities (0.3%)
Ameren Corp.	1,434	143,974
CenterPoint Energy, Inc.	3,438	124,559
CMS Energy Corp.	1,569	117,847
Consolidated Edison, Inc.	1,816	200,831
Dominion Energy, Inc.	4,484	251,418
DTE Energy Co.	1,066	147,396
NiSource, Inc.	2,577	103,312
Public Service Enterprise Group, Inc.	2,659	218,836
Sempra	3,381	241,268
WEC Energy Group, Inc.	1,644	179,163

		1,728,604

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,009	148,848

Total Utilities		6,376,771

Total Common Stocks (87.1%) (Cost $369,727,970)		534,403,684

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	76,227

Total Preferred Stock (0.0%)† (Cost $300,834)		76,227

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
SPDR S&P Biotech ETF(x)	7,500	608,250

Total Exchange Traded Funds (0.1%) (Cost $684,442)		608,250

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Communication Services (0.5%)
Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	2,716,472

Total Communication Services		2,716,472

Total Long-Term Debt Securities (0.5%) (Cost $2,047,544)		2,716,472

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,296,488	1,296,488
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	65,119,665	65,139,201

Total Investment Companies		66,435,689

Total Short-Term Investments (10.8%) (Cost $66,442,353)		66,435,689

Total Investments in Securities (98.5%) (Cost $439,203,143)		604,240,322
Other Assets Less Liabilities (1.5%)		9,416,446

Net Assets (100%)		$613,656,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $3,360,501. This was collateralized by $2,213,944 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $1,296,488 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	768	815,988	—	(27,047)	128	(62,172)	726,897	4,053	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	218	6/2025	USD	61,620,425	7,445

					7,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,064,594	$—	$—	$29,064,594
Consumer Discretionary	57,361,245	—	—	57,361,245
Consumer Staples	43,780,108	—	—	43,780,108
Energy	22,047,431	—	—	22,047,431
Financials	53,106,037	—	—	53,106,037
Health Care	57,665,723	—	238,664	57,904,387
Industrials	64,950,580	—	165,530	65,116,110
Information Technology	176,800,098	—	1,145,676	177,945,774
Materials	6,650,632	—	—	6,650,632
Real Estate	15,050,595	—	—	15,050,595
Utilities	6,376,771	—	—	6,376,771
Convertible Bonds
Communication Services	—	2,716,472	—	2,716,472
Exchange Traded Fund	608,250	—	—	608,250
Futures	7,445	—	—	7,445
Preferred Stocks
Information Technology	—	—	76,227	76,227
Short-Term Investments
Investment Companies	66,435,689	—	—	66,435,689

Total Assets	$599,905,198	$2,716,472	$1,626,097	$604,247,767

Total Liabilities	$—	$—	$—	$—

Total	$599,905,198	$2,716,472	$1,626,097	$604,247,767

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,496,852
Aggregate gross unrealized depreciation	(37,764,453)

Net unrealized appreciation	$166,732,399

Federal income tax cost of investments in securities and derivative instruments, if applicable	$437,515,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	935,978	$26,469,458
Cogent Communications Holdings, Inc.	4,300	263,633
Frontier Communications Parent, Inc.*	37,900	1,359,094
Globalstar, Inc.*	5,033	104,988
Iridium Communications, Inc.	7,100	193,972
Liberty Global Ltd., Class A*	21,600	248,616
Liberty Global Ltd., Class C*	19,900	238,203
Lumen Technologies, Inc.*	135,700	531,944
Verizon Communications, Inc.	541,694	24,571,240

		53,981,148

Entertainment (1.6%)
Electronic Arts, Inc.	36,700	5,303,884
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	244,003
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,824,424
Liberty Media Corp.-Liberty Live, Class C*	4,634	315,761
Live Nation Entertainment, Inc.*	20,800	2,716,064
Madison Square Garden Sports Corp.*	400	77,888
Netflix, Inc.*	55,400	51,662,162
Playtika Holding Corp.	43,142	223,044
ROBLOX Corp., Class A*	68,100	3,969,549
Roku, Inc.*	18,500	1,303,140
Spotify Technology SA*	18,860	10,373,566
Take-Two Interactive Software, Inc.*	22,111	4,582,505
TKO Group Holdings, Inc., Class A	10,800	1,650,348
Walt Disney Co. (The)	238,339	23,524,059
Warner Bros Discovery, Inc.*	314,246	3,371,859

		112,142,256

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	755,540	116,836,706
Alphabet, Inc., Class C	623,800	97,456,274
Cargurus, Inc., Class A*	6,900	200,997
IAC, Inc.*	5,250	241,185
Match Group, Inc.	44,698	1,394,578
Meta Platforms, Inc., Class A	281,687	162,353,119
Pinterest, Inc., Class A*	90,600	2,808,600
TripAdvisor, Inc.*	17,100	242,307
Yelp, Inc., Class A*	8,100	299,943
Ziff Davis, Inc.*	3,800	142,804

		381,976,513

Media (0.6%)
Cable One, Inc.	500	132,885
Charter Communications, Inc., Class A*	12,879	4,746,298
Comcast Corp., Class A	482,048	17,787,571
Fox Corp., Class A	26,708	1,511,673
Fox Corp., Class B	18,600	980,406
Interpublic Group of Cos., Inc. (The)	61,700	1,675,772
John Wiley & Sons, Inc., Class A	800	35,648
Liberty Broadband Corp., Class A*	1,000	85,000
Liberty Broadband Corp., Class C*	14,628	1,244,111
New York Times Co. (The), Class A	31,600	1,567,360
News Corp., Class A	66,861	1,819,957
News Corp., Class B	13,800	419,106
Nexstar Media Group, Inc., Class A	6,272	1,124,068
Omnicom Group, Inc.	27,400	2,271,734
Paramount Global, Class B	95,316	1,139,979
Sirius XM Holdings, Inc.(x)	43,290	975,973
TEGNA, Inc.	17,800	324,316
Trade Desk, Inc. (The), Class A*	61,660	3,374,035

		41,215,892

Wireless Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	9,400	364,156
T-Mobile US, Inc.	62,403	16,643,504

		17,007,660

Total Communication Services		606,323,469

Consumer Discretionary (10.2%)
Automobile Components (0.1%)
Adient plc*	15,253	196,154
Aptiv plc*	30,800	1,832,600
BorgWarner, Inc.	35,360	1,013,064
Dana, Inc.	19,100	254,603
Dorman Products, Inc.*	2,600	313,404
Fox Factory Holding Corp.*	6,900	161,046
Gentex Corp.	38,800	904,040
Goodyear Tire & Rubber Co. (The)*	39,400	364,056
LCI Industries	3,100	271,033
Lear Corp.	10,600	935,132
Modine Manufacturing Co.*	6,600	506,550
Phinia, Inc.	7,072	300,065
QuantumScape Corp., Class A*	33,400	138,944
Visteon Corp.*	900	69,858

		7,260,549

Automobiles (1.5%)
Ford Motor Co.	504,036	5,055,481
General Motors Co.	127,200	5,982,216
Rivian Automotive, Inc., Class A*	95,884	1,193,756
Tesla, Inc.*	357,227	92,578,949

		104,810,402

Broadline Retail (3.4%)
Amazon.com, Inc.*	1,206,575	229,562,960
Coupang, Inc., Class A*	161,600	3,543,888
Dillard’s, Inc., Class A(x)	400	143,252
eBay, Inc.	62,770	4,251,412
Etsy, Inc.*	20,900	986,062
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	1,175,236

		239,662,810

Distributors (0.1%)
Genuine Parts Co.	21,500	2,561,510
LKQ Corp.	37,900	1,612,266
Pool Corp.	6,400	2,037,440

		6,211,216

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	153,146
Bright Horizons Family Solutions, Inc.*	7,500	952,800
Coursera, Inc.*	13,100	87,246
Duolingo, Inc., Class A*	4,800	1,490,592
Graham Holdings Co., Class B	400	384,344
Grand Canyon Education, Inc.*	2,800	484,456
H&R Block, Inc.	25,450	1,397,459
Mister Car Wash, Inc.*	23,900	188,571
Service Corp. International	23,900	1,916,780
Strategic Education, Inc.	2,600	218,296
Stride, Inc.*	5,500	695,750

		7,969,440

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	55,000	6,570,300
Aramark	35,100	1,211,652
Booking Holdings, Inc.	4,280	19,717,575
Boyd Gaming Corp.	9,100	599,053
Brinker International, Inc.*	5,800	864,490
Caesars Entertainment, Inc.*	33,000	825,000
Carnival Corp.*	141,160	2,756,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cava Group, Inc.*	10,400	$898,664
Chipotle Mexican Grill, Inc.*	182,900	9,183,409
Churchill Downs, Inc.	13,200	1,466,124
Cracker Barrel Old Country Store, Inc.(x)	3,500	135,870
Darden Restaurants, Inc.	15,350	3,189,116
Domino’s Pizza, Inc.	5,100	2,343,195
DoorDash, Inc., Class A*	47,598	8,699,486
DraftKings, Inc., Class A*	61,700	2,049,057
Dutch Bros, Inc., Class A*	14,500	895,230
Expedia Group, Inc.	16,287	2,737,845
Hilton Grand Vacations, Inc.*	5,040	188,546
Hilton Worldwide Holdings, Inc.	31,387	7,142,112
Hyatt Hotels Corp., Class A	7,100	869,750
International Game Technology plc	11,100	180,486
Las Vegas Sands Corp.	57,000	2,201,910
Light & Wonder, Inc.*	15,800	1,368,438
Marriott International, Inc., Class A	30,205	7,194,831
McDonald’s Corp.	93,921	29,338,103
MGM Resorts International*	33,500	992,940
Norwegian Cruise Line Holdings Ltd.*	55,300	1,048,488
Papa John’s International, Inc.	5,200	213,616
Planet Fitness, Inc., Class A*	12,600	1,217,286
Red Rock Resorts, Inc., Class A	6,100	264,557
Royal Caribbean Cruises Ltd.	30,850	6,337,824
Starbucks Corp.	145,600	14,281,904
Texas Roadhouse, Inc., Class A	11,500	1,916,245
Travel + Leisure Co.	5,470	253,206
Vail Resorts, Inc.(x)	6,500	1,040,130
Wingstop, Inc.	4,000	902,320
Wyndham Hotels & Resorts, Inc.	14,570	1,318,731
Wynn Resorts Ltd.	15,800	1,319,300
Yum! Brands, Inc.	37,440	5,891,558

		149,625,202

Household Durables (0.4%)
Champion Homes, Inc.*	7,600	720,176
DR Horton, Inc.	38,000	4,830,940
Garmin Ltd.	21,900	4,755,147
Helen of Troy Ltd.*	1,700	90,933
Installed Building Products, Inc.	2,700	462,942
Leggett & Platt, Inc.	10,100	79,891
Lennar Corp., Class A	31,389	3,602,829
Lennar Corp., Class B	1,300	141,791
LGI Homes, Inc.*	3,600	239,292
M/I Homes, Inc.*	900	102,762
Meritage Homes Corp.	11,000	779,680
Mohawk Industries, Inc.*	7,200	822,096
Newell Brands, Inc.	26,190	162,378
NVR, Inc.*	400	2,897,756
PulteGroup, Inc.	30,600	3,145,680
SharkNinja, Inc.*	9,100	759,031
Somnigroup International, Inc.(x)	25,500	1,526,940
Sonos, Inc.*	13,700	146,179
Taylor Morrison Home Corp., Class A*	14,900	894,596
Toll Brothers, Inc.	15,300	1,615,527
TopBuild Corp.*	4,711	1,436,620
Tri Pointe Homes, Inc.*	5,000	159,600
Whirlpool Corp.	11,020	993,233

		30,366,019

Leisure Products (0.1%)
Acushnet Holdings Corp.	6,600	453,156
Brunswick Corp.	7,700	414,645
Hasbro, Inc.	22,600	1,389,674
Mattel, Inc.*	54,800	1,064,764
Peloton Interactive, Inc., Class A*	44,903	283,787
Polaris, Inc.(x)	2,600	106,444
Topgolf Callaway Brands Corp.*	16,300	107,417
YETI Holdings, Inc.*	12,900	426,990

		4,246,877

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A*	6,900	526,953
Advance Auto Parts, Inc.	8,500	333,285
American Eagle Outfitters, Inc.	25,800	299,796
Asbury Automotive Group, Inc.*	3,300	728,772
AutoNation, Inc.*	2,700	437,184
AutoZone, Inc.*	2,290	8,731,266
Bath & Body Works, Inc.	41,190	1,248,881
Best Buy Co., Inc.	31,110	2,290,007
Burlington Stores, Inc.*	10,000	2,383,300
CarMax, Inc.*	26,850	2,092,152
Carvana Co.*	14,500	3,031,660
Dick’s Sporting Goods, Inc.	8,300	1,672,948
Five Below, Inc.*	8,200	614,385
Floor & Decor Holdings, Inc., Class A*	16,700	1,343,849
Foot Locker, Inc.*	12,100	170,610
GameStop Corp., Class A*	51,500	1,149,480
Group 1 Automotive, Inc.	1,900	725,705
Home Depot, Inc. (The)	128,440	47,071,976
Lithia Motors, Inc., Class A	4,300	1,262,222
Lowe’s Cos., Inc.	72,663	16,947,191
Monro, Inc.	1,800	26,046
Murphy USA, Inc.	2,555	1,200,365
O’Reilly Automotive, Inc.*	7,450	10,672,721
Penske Automotive Group, Inc.	2,000	287,960
RH*	2,000	468,820
Ross Stores, Inc.	43,420	5,548,642
TJX Cos., Inc. (The)	148,700	18,111,660
Tractor Supply Co.	72,000	3,967,200
Ulta Beauty, Inc.*	7,000	2,565,780
Upbound Group, Inc.	9,600	230,016
Valvoline, Inc.*	29,388	1,022,996
Victoria’s Secret & Co.*	13,730	255,103
Williams-Sonoma, Inc.	15,600	2,466,360

		139,885,291

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	8,600	229,878
Capri Holdings Ltd.*	15,600	307,788
Carter’s, Inc.	4,180	170,962
Columbia Sportswear Co.	700	52,983
Crocs, Inc.*	9,300	987,660
Deckers Outdoor Corp.*	20,000	2,236,200
Kontoor Brands, Inc.	7,400	474,562
Lululemon Athletica, Inc.*	16,000	4,528,960
NIKE, Inc., Class B	155,120	9,847,017
PVH Corp.	1,281	82,804
Ralph Lauren Corp.	6,470	1,428,188
Skechers USA, Inc., Class A*	20,300	1,152,634
Tapestry, Inc.	29,927	2,107,160
Under Armour, Inc., Class A*	44,900	280,625
VF Corp.	60,000	931,200

		24,818,621

Total Consumer Discretionary		714,856,427

Consumer Staples (5.7%)
Beverages (1.2%)
Brown-Forman Corp., Class B	33,475	1,136,142
Celsius Holdings, Inc.*	22,800	812,136
Coca-Cola Co. (The)	499,040	35,741,245
Coca-Cola Consolidated, Inc.	700	945,000
Constellation Brands, Inc., Class A	21,700	3,982,384
Keurig Dr Pepper, Inc.	154,510	5,287,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	20,650	$1,256,965
Monster Beverage Corp.*	95,800	5,606,216
PepsiCo, Inc.	178,890	26,822,767
Primo Brands Corp.	20,600	731,094

		82,321,281

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc., Class A	61,400	1,350,186
BJ’s Wholesale Club Holdings, Inc.*	20,700	2,361,870
Casey’s General Stores, Inc.	5,200	2,257,008
Costco Wholesale Corp.	57,450	54,335,061
Dollar General Corp.	32,300	2,840,139
Dollar Tree, Inc.*	27,923	2,096,180
Kroger Co. (The)	91,420	6,188,220
Maplebear, Inc.*	23,600	941,404
Performance Food Group Co.*	23,132	1,818,869
Sprouts Farmers Market, Inc.*	12,500	1,908,000
Sysco Corp.	63,450	4,761,288
Target Corp.	60,160	6,278,297
US Foods Holding Corp.*	30,600	2,003,076
Walgreens Boots Alliance, Inc.	114,980	1,284,327
Walmart, Inc.	557,860	48,974,529

		139,398,454

Food Products (0.7%)
Archer-Daniels-Midland Co.	67,660	3,248,357
Bunge Global SA	22,080	1,687,354
Campbell’s Co. (The)	31,300	1,249,496
Conagra Brands, Inc.	77,592	2,069,379
Darling Ingredients, Inc.*	28,800	899,712
General Mills, Inc.	76,300	4,561,977
Hershey Co. (The)	18,650	3,189,709
Hormel Foods Corp.	44,500	1,376,830
Ingredion, Inc.	12,200	1,649,562
J M Smucker Co. (The)	12,403	1,468,639
Kellanova	32,300	2,664,427
Kraft Heinz Co. (The)	118,536	3,607,050
Lamb Weston Holdings, Inc.	22,050	1,175,265
McCormick & Co., Inc. (Non- Voting)	31,800	2,617,458
Mondelez International, Inc., Class A	172,010	11,670,878
Post Holdings, Inc.*	9,400	1,093,784
Tyson Foods, Inc., Class A	39,200	2,501,352

		46,731,229

Household Products (1.1%)
Church & Dwight Co., Inc.	33,700	3,710,033
Clorox Co. (The)	16,250	2,392,812
Colgate-Palmolive Co.	108,820	10,196,434
Kimberly-Clark Corp.	44,400	6,314,568
Procter & Gamble Co. (The)	305,645	52,088,021

		74,701,868

Personal Care Products (0.1%)
BellRing Brands, Inc.*	19,717	1,468,128
Estee Lauder Cos., Inc. (The), Class A	34,800	2,296,800
Kenvue, Inc.	250,956	6,017,925

		9,782,853

Tobacco (0.6%)
Altria Group, Inc.	225,290	13,521,906
Philip Morris International, Inc.	201,330	31,957,111

		45,479,017

Total Consumer Staples		398,414,702

Energy (3.7%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	330,624
Baker Hughes Co.	130,084	5,717,192
Cactus, Inc., Class A	4,300	197,069
ChampionX Corp.	31,995	953,451
Halliburton Co.	125,730	3,189,770
Helmerich & Payne, Inc.	3,900	101,868
Innovex International, Inc.*	1,000	17,960
Kodiak Gas Services, Inc.	11,400	425,220
Liberty Energy, Inc., Class A	21,863	346,091
Noble Corp. plc	13,200	312,840
NOV, Inc.	59,880	911,374
Oceaneering International, Inc.*	14,000	305,340
Patterson-UTI Energy, Inc.	51,000	419,220
Schlumberger NV	188,655	7,885,779
TechnipFMC plc	64,700	2,050,343
Valaris Ltd.*	9,900	388,674
Weatherford International plc	7,900	423,045

		23,975,860

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	54,300	977,400
Antero Resources Corp.*	37,300	1,508,412
APA Corp.	56,117	1,179,579
California Resources Corp.	8,300	364,951
Cheniere Energy, Inc.	28,700	6,641,180
Chevron Corp.	210,440	35,204,508
Chord Energy Corp.	7,345	827,928
Civitas Resources, Inc.	12,000	418,680
Clean Energy Fuels Corp.*	52,500	81,375
CNX Resources Corp.*	19,600	617,008
Comstock Resources, Inc.*	35,500	722,070
ConocoPhillips	169,886	17,841,428
Core Natural Resources, Inc.	4,700	362,370
Coterra Energy, Inc.	110,235	3,185,791
CVR Energy, Inc.	11,200	217,280
Devon Energy Corp.	89,694	3,354,556
Diamondback Energy, Inc.	24,141	3,859,663
DT Midstream, Inc.	17,200	1,659,456
EOG Resources, Inc.	74,100	9,502,584
EQT Corp.	71,997	3,846,800
Excelerate Energy, Inc., Class A	4,700	134,796
Expand Energy Corp.	33,545	3,734,229
Exxon Mobil Corp.#	565,212	67,220,663
Golar LNG Ltd.	11,300	429,287
Gulfport Energy Corp.*	1,900	349,866
Hess Corp.	36,320	5,801,393
HF Sinclair Corp.	23,686	778,796
HighPeak Energy, Inc.	400	5,064
Kinder Morgan, Inc.	254,071	7,248,646
Kinetik Holdings, Inc., Class A	7,100	368,774
Kosmos Energy Ltd.*	28,800	65,664
Magnolia Oil & Gas Corp., Class A	27,600	697,176
Marathon Petroleum Corp.	43,933	6,400,599
Matador Resources Co.	18,200	929,838
Murphy Oil Corp.	20,900	593,560
Northern Oil & Gas, Inc.	3,200	96,736
Occidental Petroleum Corp.	87,535	4,320,728
ONEOK, Inc.	77,013	7,641,230
Ovintiv, Inc.	45,700	1,955,960
PBF Energy, Inc., Class A	14,700	280,623
Permian Resources Corp.	86,200	1,193,870
Phillips 66	53,488	6,604,698
Range Resources Corp.	38,900	1,553,277
Scorpio Tankers, Inc.	6,900	259,302
SM Energy Co.	18,100	542,095
Targa Resources Corp.	27,800	5,573,066
Texas Pacific Land Corp.	2,500	3,312,475
Valero Energy Corp.	44,330	5,854,663
Viper Energy, Inc., Class A	16,500	744,975
Williams Cos., Inc. (The)	162,879	9,733,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
World Kinect Corp.	10,700	$303,452

		237,102,169

Total Energy		261,078,029

Financials (15.2%)
Banks (3.8%)
Ameris Bancorp	6,900	397,233
Associated Banc-Corp.	8,200	184,746
Atlantic Union Bankshares Corp.	5,100	158,814
Axos Financial, Inc.*	3,800	245,176
Banc of California, Inc.	26,300	373,197
BancFirst Corp.	3,600	395,532
Bancorp, Inc. (The)*	7,100	375,164
Bank of America Corp.	855,946	35,718,627
Bank of Hawaii Corp.	4,200	289,674
Bank of NT Butterfield & Son Ltd. (The)	900	35,028
Bank OZK	17,300	751,685
BankUnited, Inc.	15,200	523,488
Banner Corp.	1,100	70,147
Berkshire Hills Bancorp, Inc.	300	7,827
BOK Financial Corp.	4,050	421,808
Brookline Bancorp, Inc.	5,500	59,950
Cadence Bank	29,750	903,210
Cathay General Bancorp	8,930	384,258
Citigroup, Inc.	248,384	17,632,780
Citizens Financial Group, Inc.	62,178	2,547,433
City Holding Co.	1,430	167,982
Columbia Banking System, Inc.	29,226	728,896
Columbia Financial, Inc.*	6,000	90,000
Comerica, Inc.	23,900	1,411,534
Commerce Bancshares, Inc.	19,396	1,207,013
Community Financial System, Inc.	7,000	398,020
Cullen/Frost Bankers, Inc.	7,800	976,560
CVB Financial Corp.	20,700	382,122
Dime Community Bancshares, Inc.	297	8,280
East West Bancorp, Inc.	18,200	1,633,632
Eastern Bankshares, Inc.	32,000	524,800
Enterprise Financial Services Corp.	100	5,374
FB Financial Corp.	2,500	115,900
Fifth Third Bancorp	94,245	3,694,404
First Bancorp	24,700	473,499
First Busey Corp.	1,833	39,593
First Citizens BancShares, Inc., Class A	1,572	2,914,677
First Commonwealth Financial Corp.	3,500	54,390
First Financial Bancorp	12,300	307,254
First Financial Bankshares, Inc.	18,000	646,560
First Financial Corp.	5,300	259,594
First Hawaiian, Inc.	9,300	227,292
First Horizon Corp.	92,350	1,793,437
First Interstate BancSystem, Inc., Class A	16,896	484,070
First Merchants Corp.	7,800	315,432
FNB Corp.	46,456	624,833
Fulton Financial Corp.	28,500	515,565
Glacier Bancorp, Inc.	20,100	888,822
Hancock Whitney Corp.	8,124	426,104
Hilltop Holdings, Inc.	8,700	264,915
Home BancShares, Inc.	27,800	785,906
HomeStreet, Inc.*	900	10,566
Hope Bancorp, Inc.	3,383	35,420
Huntington Bancshares, Inc.	196,424	2,948,324
Independent Bank Corp.	5,000	313,250
International Bancshares Corp.	6,800	428,808
JPMorgan Chase & Co.	361,125	88,583,962
Kearny Financial Corp.	9,432	59,044
KeyCorp	147,802	2,363,354
Live Oak Bancshares, Inc.	3,400	90,644
M&T Bank Corp.	23,612	4,220,645
NBT Bancorp, Inc.	2,600	111,540
NU Holdings Ltd., Class A*	437,000	4,474,880
OceanFirst Financial Corp.	3,200	54,432
Old National Bancorp	46,300	981,097
Pacific Premier Bancorp, Inc.	14,300	304,876
Park National Corp.	900	136,260
Pinnacle Financial Partners, Inc.	10,056	1,066,338
PNC Financial Services Group, Inc. (The)	53,118	9,336,551
Popular, Inc.	14,350	1,325,509
Prosperity Bancshares, Inc.	13,412	957,214
Provident Financial Services, Inc.	5,800	99,586
Regions Financial Corp.	121,200	2,633,676
Renasant Corp.	300	10,179
S&T Bancorp, Inc.	4,200	155,610
ServisFirst Bancshares, Inc.	6,300	520,380
Simmons First National Corp., Class A	14,600	299,738
SouthState Corp.	14,557	1,351,181
Synovus Financial Corp.	23,113	1,080,302
TFS Financial Corp.	22,800	282,492
Tompkins Financial Corp.	2,639	166,204
Towne Bank	8,879	303,573
Truist Financial Corp.	178,660	7,351,859
Trustmark Corp.	850	29,317
UMB Financial Corp.	6,715	678,887
United Bankshares, Inc.	20,400	707,268
United Community Banks, Inc.	14,900	419,137
US Bancorp	212,190	8,958,662
Valley National Bancorp	46,100	409,829
WaFd, Inc.	9,500	271,510
Webster Financial Corp.	22,688	1,169,566
Wells Fargo & Co.	423,073	30,372,411
WesBanco, Inc.	4,600	142,416
Western Alliance Bancorp	14,200	1,090,986
Wintrust Financial Corp.	11,500	1,293,290
WSFS Financial Corp.	8,990	466,311
Zions Bancorp NA	28,300	1,411,038

		263,320,359

Capital Markets (3.4%)
Acadian Asset Management, Inc.	600	15,516
Affiliated Managers Group, Inc.	4,640	779,659
Ameriprise Financial, Inc.	12,360	5,983,600
Ares Management Corp., Class A	24,481	3,589,159
Artisan Partners Asset Management, Inc., Class A	10,105	395,106
Bank of New York Mellon Corp. (The)	98,250	8,240,227
BGC Group, Inc., Class A	24,600	225,582
BlackRock, Inc.	19,363	18,326,692
Blackstone, Inc.	93,900	13,125,342
Blue Owl Capital, Inc., Class A	62,400	1,250,496
Carlyle Group, Inc. (The)	32,000	1,394,880
Cboe Global Markets, Inc.	14,300	3,235,947
Charles Schwab Corp. (The)	214,575	16,796,931
CME Group, Inc.	46,865	12,432,816
Cohen & Steers, Inc.	5,200	417,300
Coinbase Global, Inc., Class A*	27,100	4,667,433
DigitalBridge Group, Inc.	18,075	159,422
Evercore, Inc., Class A	4,800	958,656
FactSet Research Systems, Inc.	4,900	2,227,736
Franklin Resources, Inc.(x)	54,890	1,056,632
Goldman Sachs Group, Inc. (The)	38,800	21,196,052
Hamilton Lane, Inc., Class A	5,100	758,217
Houlihan Lokey, Inc., Class A	6,600	1,065,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc., Class A	14,040	$2,324,884
Intercontinental Exchange, Inc.	75,016	12,940,260
Invesco Ltd.	66,200	1,004,254
Janus Henderson Group plc	18,600	672,390
Jefferies Financial Group, Inc.	24,488	1,311,822
KKR & Co., Inc.	90,191	10,426,982
Lazard, Inc.	12,500	541,250
LPL Financial Holdings, Inc.	10,600	3,467,684
MarketAxess Holdings, Inc.	5,660	1,224,541
Moelis & Co., Class A	5,900	344,324
Moody’s Corp.	21,150	9,849,344
Morgan Stanley	147,387	17,195,641
Morningstar, Inc.	3,200	959,584
MSCI, Inc.	10,134	5,730,777
Nasdaq, Inc.	52,300	3,967,478
Northern Trust Corp.	26,650	2,629,022
Piper Sandler Cos.	1,800	445,788
Raymond James Financial, Inc.	25,100	3,486,641
Robinhood Markets, Inc., Class A*	86,000	3,579,320
S&P Global, Inc.	40,534	20,595,325
SEI Investments Co.	16,150	1,253,725
State Street Corp.	41,850	3,746,830
StepStone Group, Inc., Class A	4,400	229,812
Stifel Financial Corp.	15,508	1,461,784
StoneX Group, Inc.*	2,550	194,769
T. Rowe Price Group, Inc.	31,280	2,873,694
TPG, Inc., Class A	8,700	412,641
Tradeweb Markets, Inc., Class A	15,000	2,226,900
Victory Capital Holdings, Inc., Class A	8,700	503,469
Virtu Financial, Inc., Class A	6,900	263,028
XP, Inc., Class A	49,000	673,750

		234,837,014

Consumer Finance (0.6%)
Ally Financial, Inc.	37,869	1,381,082
American Express Co.	71,056	19,117,617
Bread Financial Holdings, Inc.	8,100	405,648
Capital One Financial Corp.	51,470	9,228,571
Credit Acceptance Corp.*	400	206,540
Discover Financial Services	33,270	5,679,189
Enova International, Inc.*	2,500	241,400
FirstCash Holdings, Inc.	4,572	550,103
Navient Corp.	25,584	323,126
Nelnet, Inc., Class A	4,000	443,720
OneMain Holdings, Inc.	17,900	874,952
SLM Corp.	32,084	942,307
SoFi Technologies, Inc.*	123,000	1,430,490
Synchrony Financial	55,052	2,914,453
Upstart Holdings, Inc.*	10,100	464,903

		44,204,101

Financial Services (4.7%)
Affirm Holdings, Inc., Class A*	34,000	1,536,460
Apollo Global Management, Inc.	67,986	9,310,003
Berkshire Hathaway, Inc., Class B*	235,336	125,335,247
Block, Inc., Class A*	73,324	3,983,693
Burford Capital Ltd.(x)	17,600	232,496
Corebridge Financial, Inc.	37,700	1,190,189
Corpay, Inc.*	8,800	3,068,736
Enact Holdings, Inc.	10,900	378,775
Essent Group Ltd.	17,600	1,015,872
Euronet Worldwide, Inc.*	4,700	502,195
Evertec, Inc.	2,500	91,925
Fidelity National Information Services, Inc.	75,269	5,621,089
Fiserv, Inc.*	73,802	16,297,696
Flywire Corp.*	14,600	138,700
Global Payments, Inc.	32,476	3,180,050
HA Sustainable Infrastructure Capital, Inc.	12,700	371,348
Jack Henry & Associates, Inc.	11,430	2,087,118
Jackson Financial, Inc., Class A	11,800	988,604
Marqeta, Inc., Class A*	66,800	275,216
Mastercard, Inc., Class A	105,600	57,881,472
MGIC Investment Corp.	42,500	1,053,150
Mr Cooper Group, Inc.*	10,400	1,243,840
NCR Atleos Corp.*	3,300	87,054
NMI Holdings, Inc., Class A*	4,700	169,435
Payoneer Global, Inc.*	31,400	229,534
PayPal Holdings, Inc.*	136,053	8,877,458
PennyMac Financial Services, Inc.	3,833	383,721
Radian Group, Inc.	26,500	876,355
Remitly Global, Inc.*	22,900	476,320
Shift4 Payments, Inc., Class A*	7,800	637,338
StoneCo Ltd., Class A*	41,000	429,680
Toast, Inc., Class A*	52,200	1,731,474
Visa, Inc., Class A	221,712	77,701,187
Voya Financial, Inc.	14,900	1,009,624
Walker & Dunlop, Inc.	3,700	315,832
Western Union Co. (The)	13,260	140,291
WEX, Inc.*	7,600	1,193,352

		330,042,529

Insurance (2.6%)
Aflac, Inc.	72,700	8,083,513
Allstate Corp. (The)	33,740	6,986,542
American Financial Group, Inc.	12,030	1,580,020
American International Group, Inc.	80,136	6,967,024
Aon plc, Class A	25,419	10,144,469
Arch Capital Group Ltd.	48,300	4,645,494
Arthur J Gallagher & Co.	32,300	11,151,252
Assurant, Inc.	9,000	1,887,750
Assured Guaranty Ltd.	4,800	422,880
Axis Capital Holdings Ltd.	10,270	1,029,465
Baldwin Insurance Group, Inc. (The), Class A*	11,200	500,528
Brighthouse Financial, Inc.*	1,932	112,037
Brown & Brown, Inc.	32,900	4,092,760
Chubb Ltd.	53,451	16,141,667
Cincinnati Financial Corp.	20,320	3,001,670
CNA Financial Corp.	6,900	350,451
CNO Financial Group, Inc.	7,400	308,210
Employers Holdings, Inc.	600	30,384
Enstar Group Ltd.*	1,400	465,332
Everest Group Ltd.	6,100	2,216,313
F&G Annuities & Life, Inc.	7,736	278,883
Fidelity National Financial, Inc.	33,580	2,185,386
First American Financial Corp.	17,600	1,155,088
Genworth Financial, Inc., Class A*	71,100	504,099
Globe Life, Inc.	10,605	1,396,891
Goosehead Insurance, Inc., Class A	3,000	354,180
Hanover Insurance Group, Inc. (The)	6,190	1,076,751
Hartford Insurance Group, Inc. (The)	41,510	5,136,032
Kemper Corp.	1,782	119,127
Kinsale Capital Group, Inc.	3,800	1,849,498
Lincoln National Corp.	30,350	1,089,868
Loews Corp.	25,392	2,333,779
Markel Group, Inc.*	1,760	3,290,514
Marsh & McLennan Cos., Inc.	65,050	15,874,151
MBIA, Inc.(x)*	3,100	15,438
Mercury General Corp.	4,500	251,550
MetLife, Inc.	78,760	6,323,640
Old Republic International Corp.	30,794	1,207,741
Oscar Health, Inc., Class A*	32,200	422,142
Palomar Holdings, Inc.*	1,700	233,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	5,900	$1,678,727
Principal Financial Group, Inc.	30,800	2,598,596
ProAssurance Corp.*	600	14,010
Progressive Corp. (The)	76,200	21,565,362
Prudential Financial, Inc.	48,931	5,464,614
Reinsurance Group of America, Inc.	9,310	1,833,139
RenaissanceRe Holdings Ltd.	6,560	1,574,400
RLI Corp.	17,760	1,426,661
Ryan Specialty Holdings, Inc., Class A	12,600	930,762
Selective Insurance Group, Inc.	8,800	805,552
Travelers Cos., Inc. (The)	30,570	8,084,542
Trupanion, Inc.*	1,000	37,270
Unum Group	23,800	1,938,748
W.R. Berkley Corp.	39,300	2,796,588
White Mountains Insurance Group Ltd.	500	962,905
Willis Towers Watson plc	13,100	4,427,145

		181,354,576

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	995,362
Annaly Capital Management, Inc. (REIT)	69,288	1,407,239
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	27,753
Arbor Realty Trust, Inc. (REIT)	34,900	410,075
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,800	136,000
Claros Mortgage Trust, Inc. (REIT)	2,700	10,071
Rithm Capital Corp. (REIT)	66,550	761,998
Starwood Property Trust, Inc. (REIT)	57,200	1,130,844

		4,879,342

Total Financials		1,058,637,921

Health Care (11.3%)
Biotechnology (2.2%)
AbbVie, Inc.	227,730	47,713,990
ACADIA Pharmaceuticals, Inc.*	17,100	284,031
ADMA Biologics, Inc.*	29,900	593,216
Agios Pharmaceuticals, Inc.*	2,300	67,390
Akero Therapeutics, Inc.*	6,600	267,168
Alector, Inc.*	1,800	2,214
Alkermes plc*	20,700	683,514
Allogene Therapeutics, Inc.*	24,600	35,916
Alnylam Pharmaceuticals, Inc.*	17,300	4,671,346
ALX Oncology Holdings, Inc.*	2,700	1,682
Amgen, Inc.	69,468	21,642,755
Amicus Therapeutics, Inc.*	51,600	421,056
AnaptysBio, Inc.*	6,600	122,694
Anavex Life Sciences Corp.*	23,900	205,062
Apellis Pharmaceuticals, Inc.*	14,000	306,180
Arcellx, Inc.*	4,900	321,440
Arcturus Therapeutics Holdings, Inc.*	400	4,236
Arcus Biosciences, Inc.*	6,200	48,670
Arrowhead Pharmaceuticals, Inc.*	22,200	282,828
Avidity Biosciences, Inc.*	14,500	428,040
Beam Therapeutics, Inc.*	7,300	142,569
BioCryst Pharmaceuticals, Inc.*	35,300	264,750
Biogen, Inc.*	20,560	2,813,430
Biohaven Ltd.*	9,700	233,188
BioMarin Pharmaceutical, Inc.*	28,200	1,993,458
Blueprint Medicines Corp.*	8,700	770,037
Bridgebio Pharma, Inc.*	13,444	464,759
Crinetics Pharmaceuticals, Inc.*	9,200	308,568
Cytokinetics, Inc.*	12,600	506,394
Denali Therapeutics, Inc.*	14,300	194,408
Dyne Therapeutics, Inc.*	10,800	112,968
Editas Medicine, Inc.*	11,500	13,340
Exact Sciences Corp.*	26,700	1,155,843
Exelixis, Inc.*	38,900	1,436,188
Fate Therapeutics, Inc.*	12,600	9,955
Gilead Sciences, Inc.	161,591	18,106,272
GRAIL, Inc.*	4,016	102,569
Halozyme Therapeutics, Inc.*	17,900	1,142,199
Ideaya Biosciences, Inc.*	13,500	221,130
IGM Biosciences, Inc.*	600	690
ImmunityBio, Inc.*	71,300	214,613
Immunovant, Inc.*	15,700	268,313
Incyte Corp.*	27,700	1,677,235
Insmed, Inc.*	21,200	1,617,348
Ionis Pharmaceuticals, Inc.*	24,800	748,216
Ironwood Pharmaceuticals, Inc., Class A*	4,000	5,880
Kodiak Sciences, Inc.*	3,500	9,817
Krystal Biotech, Inc.*	3,200	576,960
Kura Oncology, Inc.*	12,500	82,500
MacroGenics, Inc.*	6,700	8,509
Madrigal Pharmaceuticals, Inc.*	2,400	794,952
Mersana Therapeutics, Inc.*	20,500	7,056
Moderna, Inc.*	44,417	1,259,222
Myriad Genetics, Inc.*	11,500	102,005
Natera, Inc.*	13,400	1,894,894
Neurocrine Biosciences, Inc.*	14,500	1,603,700
Nkarta, Inc.*	800	1,472
Novavax, Inc.*	12,200	78,202
Nuvalent, Inc., Class A*	4,800	340,416
Organogenesis Holdings, Inc., Class A*	25,100	108,432
PDL BioPharma, Inc.(r)*	46,000	—
Prothena Corp. plc(x)*	3,300	40,837
PTC Therapeutics, Inc.*	8,000	407,680
Recursion Pharmaceuticals, Inc., Class A*	1,000	5,290
Regeneron Pharmaceuticals, Inc.	14,100	8,942,643
REGENXBIO, Inc.*	7,400	52,910
Relay Therapeutics, Inc.*	22,001	57,643
Replimune Group, Inc.*	1,100	10,725
Revolution Medicines, Inc.*	20,724	732,801
Rocket Pharmaceuticals, Inc.*	8,900	59,363
Roivant Sciences Ltd.*	31,600	318,844
Sage Therapeutics, Inc.*	8,600	68,370
Sana Biotechnology, Inc.*	14,595	24,520
Sarepta Therapeutics, Inc.*	12,700	810,514
Stoke Therapeutics, Inc.*	500	3,325
TG Therapeutics, Inc.*	18,300	721,569
Twist Bioscience Corp.*	6,900	270,894
Ultragenyx Pharmaceutical, Inc.*	10,000	362,100
United Therapeutics Corp.*	7,100	2,188,717
Vaxcyte, Inc.*	14,700	555,072
Veracyte, Inc.*	7,700	228,305
Vericel Corp.*	3,600	160,632
Vertex Pharmaceuticals, Inc.*	34,100	16,532,362
Vir Biotechnology, Inc.*	10,700	69,336
Xencor, Inc.*	8,900	94,696
Y-mAbs Therapeutics, Inc.*	200	886
Zentalis Pharmaceuticals, Inc.*	6,900	10,971

		152,226,890

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	225,512	29,914,167
Align Technology, Inc.*	11,300	1,795,118
AtriCure, Inc.*	1,800	58,068
Avanos Medical, Inc.*	7,975	114,282
Baxter International, Inc.	80,080	2,741,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson & Co.	39,313	$9,005,036
Boston Scientific Corp.*	192,800	19,449,664
CONMED Corp.(x)	4,500	271,755
Cooper Cos., Inc. (The)*	27,600	2,328,060
Dexcom, Inc.*	55,200	3,769,608
Edwards Lifesciences Corp.*	82,100	5,950,608
Embecta Corp.	2,602	33,176
Enovis Corp.*	4,333	165,564
Envista Holdings Corp.*	21,763	375,629
GE HealthCare Technologies, Inc.	60,015	4,843,811
Glaukos Corp.*	6,800	669,256
Globus Medical, Inc., Class A*	19,837	1,452,068
Haemonetics Corp.*	600	38,130
Hologic, Inc.*	30,600	1,890,162
ICU Medical, Inc.*	1,700	236,062
IDEXX Laboratories, Inc.*	11,200	4,703,440
Inmode Ltd.*	11,900	211,106
Inogen, Inc.*	3,600	25,668
Inspire Medical Systems, Inc.*	4,500	716,760
Insulet Corp.*	9,100	2,389,751
Integer Holdings Corp.*	3,500	413,035
Integra LifeSciences Holdings Corp.*	6,500	142,935
Intuitive Surgical, Inc.*	45,400	22,485,258
iRhythm Technologies, Inc.*	4,100	429,188
Lantheus Holdings, Inc.*	8,700	849,120
LivaNova plc*	5,100	200,328
Masimo Corp.*	5,700	949,620
Medtronic plc	164,985	14,825,552
Merit Medical Systems, Inc.*	7,800	824,538
Neogen Corp.*	32,700	283,509
Nevro Corp.*	1,700	9,928
Novocure Ltd.*	17,900	318,978
Omnicell, Inc.*	7,900	276,184
Penumbra, Inc.*	6,300	1,684,683
PROCEPT BioRobotics Corp.*	5,700	332,082
QuidelOrtho Corp.*	7,797	272,661
ResMed, Inc.	19,100	4,275,535
Solventum Corp.*	19,607	1,490,916
STAAR Surgical Co.*	3,500	61,705
STERIS plc	12,709	2,880,495
Stryker Corp.	46,470	17,298,458
Teleflex, Inc.	7,700	1,064,063
TransMedics Group, Inc.*	4,400	296,032
Varex Imaging Corp.*	2,624	30,438
Zimmer Biomet Holdings, Inc.	26,000	2,942,680
Zimvie, Inc.*	1,480	15,984

		167,801,992

Health Care Providers & Services (2.3%)
Accolade, Inc.*	9,200	64,216
AdaptHealth Corp., Class A*	16,900	183,196
Addus HomeCare Corp.*	200	19,778
Amedisys, Inc.*	2,800	259,364
AMN Healthcare Services, Inc.*	200	4,892
Astrana Health, Inc.*	7,300	226,373
Aveanna Healthcare Holdings, Inc.*	7,400	40,108
Brookdale Senior Living, Inc.*	36,435	228,083
Cardinal Health, Inc.	32,900	4,532,633
Castle Biosciences, Inc.*	200	4,004
Cencora, Inc.	23,400	6,507,306
Centene Corp.*	74,100	4,498,611
Chemed Corp.	2,100	1,292,172
Cigna Group (The)	35,876	11,803,204
Concentra Group Holdings Parent, Inc.	10,974	238,136
CorVel Corp.*	3,900	436,683
CVS Health Corp.	163,334	11,065,878
DaVita, Inc.*	8,300	1,269,651
Elevance Health, Inc.	30,280	13,170,589
Encompass Health Corp.	12,700	1,286,256
Enhabit, Inc.*	9,250	81,307
Ensign Group, Inc. (The)	5,800	750,520
Fulgent Genetics, Inc.*	300	5,070
Guardant Health, Inc.*	15,300	651,780
HCA Healthcare, Inc.	24,300	8,396,865
HealthEquity, Inc.*	13,100	1,157,647
Henry Schein, Inc.*	19,200	1,315,008
Hims & Hers Health, Inc.*	26,800	791,940
Humana, Inc.	16,600	4,392,360
Innovage Holding Corp.*	1,200	3,576
Labcorp Holdings, Inc.	11,435	2,661,382
LifeStance Health Group, Inc.*	27,100	180,486
McKesson Corp.	17,080	11,494,669
ModivCare, Inc.*	200	263
Molina Healthcare, Inc.*	8,900	2,931,571
National Research Corp.	100	1,280
NeoGenomics, Inc.*	17,900	169,871
OPKO Health, Inc.(x)*	104,600	173,636
Option Care Health, Inc.*	23,425	818,704
PACS Group, Inc.*	9,400	105,656
Patterson Cos., Inc.	12,600	393,624
Pediatrix Medical Group, Inc.*	10,340	149,827
Pennant Group, Inc. (The)*	2,100	52,815
Premier, Inc., Class A(x)	16,400	316,192
Privia Health Group, Inc.*	14,200	318,790
Progyny, Inc.*	8,900	198,826
Quest Diagnostics, Inc.	16,230	2,746,116
RadNet, Inc.*	8,000	397,760
Select Medical Holdings Corp.	13,600	227,120
Surgery Partners, Inc.*	11,598	275,452
Tenet Healthcare Corp.*	14,000	1,883,000
UnitedHealth Group, Inc.	118,257	61,937,104
Universal Health Services, Inc., Class B	7,980	1,499,442

		163,610,792

Health Care Technology (0.1%)
Certara, Inc.*	16,330	161,667
Definitive Healthcare Corp., Class A*	12,000	34,680
Doximity, Inc., Class A*	13,800	800,814
Evolent Health, Inc., Class A*	7,400	70,078
Phreesia, Inc.*	6,100	155,916
Schrodinger, Inc.*	14,100	278,334
Teladoc Health, Inc.*	24,260	193,110
Veeva Systems, Inc., Class A*	19,700	4,563,111
Waystar Holding Corp.*	14,700	549,192

		6,806,902

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A*	13,900	121,347
Agilent Technologies, Inc.	37,430	4,378,561
Avantor, Inc.*	96,094	1,557,684
Azenta, Inc.*	7,987	276,670
Bio-Rad Laboratories, Inc., Class A*	4,000	974,240
Bio-Techne Corp.	25,800	1,512,654
Bruker Corp.	18,000	751,320
Charles River Laboratories International, Inc.*	9,050	1,362,206
Codexis, Inc.*	600	1,614
CryoPort, Inc.*	3,300	20,064
Danaher Corp.	83,560	17,129,800
Fortrea Holdings, Inc.*	235	1,774
Illumina, Inc.*	24,100	1,912,094
IQVIA Holdings, Inc.*	23,380	4,121,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Maravai LifeSciences Holdings, Inc., Class A*	11,581	$25,594
Medpace Holdings, Inc.*	4,500	1,371,105
Mettler-Toledo International, Inc.*	2,900	3,424,639
OmniAb, Inc. (Earn Out Shares)(r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	27,048
Pacific Biosciences of California, Inc.*	3,200	3,776
QIAGEN NV*	33,885	1,360,483
Repligen Corp.*	9,700	1,234,228
Revvity, Inc.	18,600	1,967,880
Sotera Health Co.*	33,931	395,635
Thermo Fisher Scientific, Inc.	49,750	24,755,600
Waters Corp.*	7,800	2,874,846
West Pharmaceutical Services, Inc.	10,800	2,417,904

		73,980,660

Pharmaceuticals (3.2%)
Amneal Pharmaceuticals, Inc.*	20,200	169,276
Amphastar Pharmaceuticals, Inc.*	5,200	150,748
Arvinas, Inc.*	5,200	36,504
Atea Pharmaceuticals, Inc.*	12,500	37,375
Axsome Therapeutics, Inc.*	4,700	548,161
Bristol-Myers Squibb Co.	264,444	16,128,440
Corcept Therapeutics, Inc.*	11,200	1,279,264
Elanco Animal Health, Inc.*	74,632	783,636
Eli Lilly & Co.	102,888	84,976,228
Harmony Biosciences Holdings, Inc.*	9,200	305,348
Innoviva, Inc.*	6,818	123,610
Intra-Cellular Therapies, Inc.*	12,000	1,583,040
Jazz Pharmaceuticals plc*	7,800	968,370
Johnson & Johnson	310,088	51,424,994
Ligand Pharmaceuticals, Inc.*	2,300	241,822
Merck & Co., Inc.	328,390	29,476,286
Organon & Co.	2,300	34,247
Pacira BioSciences, Inc.*	7,400	183,890
Perrigo Co. plc	13,700	384,148
Pfizer, Inc.	748,117	18,957,285
Phibro Animal Health Corp., Class A	1,200	25,632
Prestige Consumer Healthcare, Inc.*	5,900	507,223
Royalty Pharma plc, Class A	54,600	1,699,698
Theravance Biopharma, Inc.*	13,700	122,341
Ventyx Biosciences, Inc.*	7,100	8,165
Viatris, Inc.	184,274	1,605,027
Zoetis, Inc.	59,200	9,747,280

		221,508,038

Total Health Care		785,935,274

Industrials (9.5%)
Aerospace & Defense (2.0%)
AAR Corp.*	4,000	223,960
Axon Enterprise, Inc.*	9,900	5,206,905
Boeing Co. (The)*	96,200	16,406,910
BWX Technologies, Inc.	12,200	1,203,530
Curtiss-Wright Corp.	5,900	1,871,893
GE Aerospace	138,345	27,689,752
General Dynamics Corp.	35,070	9,559,380
HEICO Corp.	6,941	1,854,566
HEICO Corp., Class A	11,245	2,372,358
Hexcel Corp.	12,900	706,404
Howmet Aerospace, Inc.	52,629	6,827,560
Huntington Ingalls Industries, Inc.	6,200	1,265,048
Kratos Defense & Security Solutions, Inc.*	18,900	561,141
L3Harris Technologies, Inc.	25,991	5,440,176
Leonardo DRS, Inc.	6,800	223,584
Loar Holdings, Inc.(x)*	3,200	226,080
Lockheed Martin Corp.	27,660	12,355,999
Mercury Systems, Inc.*	4,800	206,832
Moog, Inc., Class A	3,000	520,050
Northrop Grumman Corp.	18,450	9,446,584
Rocket Lab USA, Inc.*	45,900	820,692
RTX Corp.	172,167	22,805,241
Textron, Inc.	25,900	1,871,275
TransDigm Group, Inc.	7,250	10,028,852
V2X, Inc.*	1,600	78,480
Woodward, Inc.	10,430	1,903,371

		141,676,623

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	20,430	2,092,032
Expeditors International of Washington, Inc.	19,400	2,332,850
FedEx Corp.	28,450	6,935,541
GXO Logistics, Inc.*	15,100	590,108
Hub Group, Inc., Class A	4,900	182,133
United Parcel Service, Inc., Class B	93,650	10,300,563

		22,433,227

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,431,384
AAON, Inc.	8,700	679,731
Advanced Drainage Systems, Inc.	9,900	1,075,635
Allegion plc	14,212	1,854,098
Apogee Enterprises, Inc.	2,100	97,293
Armstrong World Industries, Inc.	6,500	915,720
AZEK Co., Inc. (The), Class A*	24,200	1,183,138
AZZ, Inc.	1,400	117,054
Builders FirstSource, Inc.*	17,490	2,185,201
Carlisle Cos., Inc.	6,100	2,077,050
Carrier Global Corp.	113,371	7,187,721
CSW Industrials, Inc.	2,100	612,192
Fortune Brands Innovations, Inc.	16,450	1,001,476
Gibraltar Industries, Inc.*	1,900	111,454
Johnson Controls International plc	86,971	6,967,247
Lennox International, Inc.	4,910	2,753,675
Masco Corp.	32,100	2,232,234
Masterbrand, Inc.*	11,450	149,537
Owens Corning	14,070	2,009,477
Resideo Technologies, Inc.*	6,350	112,395
Simpson Manufacturing Co., Inc.	6,100	958,188
Tecnoglass, Inc.	3,100	221,805
Trane Technologies plc	30,012	10,111,643
Trex Co., Inc.*	20,500	1,191,050
UFP Industries, Inc.	11,500	1,230,960
Zurn Elkay Water Solutions Corp.	14,900	491,402

		48,958,760

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	700	33,152
ACV Auctions, Inc., Class A*	12,500	176,125
Brink’s Co. (The)	1,400	120,624
Casella Waste Systems, Inc., Class A*	6,200	691,362
Cimpress plc*	1,700	76,891
Cintas Corp.	47,200	9,701,016
Clean Harbors, Inc.*	7,100	1,399,410
Copart, Inc.*	120,100	6,796,459
CoreCivic, Inc.*	4,100	83,189
Deluxe Corp.	1,400	22,134
Driven Brands Holdings, Inc.*	8,331	142,793
HNI Corp.	2,500	110,875
Matthews International Corp., Class A	7,100	157,904
MillerKnoll, Inc.	9,100	174,174
MSA Safety, Inc.	5,900	865,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
OPENLANE, Inc.*	10,000	$192,800
RB Global, Inc.	26,748	2,682,824
Republic Services, Inc.	26,335	6,377,284
Rollins, Inc.	35,450	1,915,363
Tetra Tech, Inc.	46,500	1,360,125
UniFirst Corp.	500	87,000
Veralto Corp.	32,486	3,165,761
Vestis Corp.	16,250	160,875
Waste Management, Inc.	51,550	11,934,341

		48,427,952

Construction & Engineering (0.2%)
AECOM	18,202	1,687,871
Ameresco, Inc., Class A*	5,000	60,400
API Group Corp.*	29,700	1,062,072
Arcosa, Inc.	1,180	91,002
Comfort Systems USA, Inc.	5,400	1,740,582
Dycom Industries, Inc.*	3,900	594,126
EMCOR Group, Inc.	6,900	2,550,447
Fluor Corp.*	22,300	798,786
IES Holdings, Inc.*	300	49,533
MasTec, Inc.*	8,900	1,038,719
MYR Group, Inc.*	1,900	214,871
Quanta Services, Inc.	19,450	4,943,801
Valmont Industries, Inc.	3,100	884,647
WillScot Holdings Corp.	28,803	800,723

		16,517,580

Electrical Equipment (0.8%)
Acuity, Inc.	4,100	1,079,735
AMETEK, Inc.	30,875	5,314,822
Bloom Energy Corp., Class A(x)*	26,000	511,160
ChargePoint Holdings, Inc.(x)*	36,100	21,841
Eaton Corp. plc	51,797	14,079,979
Emerson Electric Co.	77,710	8,520,124
EnerSys	400	36,632
GE Vernova, Inc.	36,211	11,054,494
Generac Holdings, Inc.*	7,800	987,870
Hubbell, Inc., Class B	7,200	2,382,552
NEXTracker, Inc., Class A*	17,700	745,878
nVent Electric plc	26,353	1,381,424
Regal Rexnord Corp.	8,522	970,230
Rockwell Automation, Inc.	15,600	4,030,728
Sensata Technologies Holding plc	9,100	220,857
Sunrun, Inc.*	29,300	171,698
Vertiv Holdings Co., Class A	48,500	3,501,700

		55,011,724

Ground Transportation (1.0%)
ArcBest Corp.	500	35,290
CSX Corp.	264,050	7,770,991
Heartland Express, Inc.	9,600	88,512
Hertz Global Holdings, Inc.(x)*	3,300	13,002
JB Hunt Transport Services, Inc.	12,450	1,841,978
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,345,363
Landstar System, Inc.	6,250	938,750
Lyft, Inc., Class A*	48,300	573,321
Norfolk Southern Corp.	29,370	6,956,284
Old Dominion Freight Line, Inc.	26,750	4,425,787
RXO, Inc.*	5,100	97,410
Ryder System, Inc.	5,400	776,574
Saia, Inc.*	3,800	1,327,834
Schneider National, Inc., Class B	9,295	212,391
Uber Technologies, Inc.*	263,289	19,183,237
U-Haul Holding Co.	12,600	745,668
Union Pacific Corp.	79,220	18,714,933
Werner Enterprises, Inc.	7,800	228,540
XPO, Inc.*	17,800	1,914,924

		67,190,789

Industrial Conglomerates (0.4%)
3M Co.	69,930	10,269,920
Brookfield Business Corp., Class A	400	10,648
Honeywell International, Inc.	83,800	17,744,650

		28,025,218

Machinery (1.8%)
AGCO Corp.	12,400	1,147,868
Alamo Group, Inc.	800	142,568
Albany International Corp., Class A	3,500	241,640
Allison Transmission Holdings, Inc.	10,500	1,004,535
Caterpillar, Inc.	62,010	20,450,898
Chart Industries, Inc.*	6,500	938,340
CNH Industrial NV	144,100	1,769,548
Crane Co.	7,900	1,210,122
Cummins, Inc.	18,260	5,723,414
Deere & Co.	33,040	15,507,324
Donaldson Co., Inc.	18,700	1,254,022
Dover Corp.	18,190	3,195,619
Enerpac Tool Group Corp., Class A	3,000	134,580
Esab Corp.	6,033	702,845
Federal Signal Corp.	6,400	470,720
Flowserve Corp.	26,640	1,301,098
Fortive Corp.	47,530	3,478,245
Franklin Electric Co., Inc.	3,900	366,132
Gates Industrial Corp. plc*	31,000	570,710
Graco, Inc.	22,380	1,868,954
Hillenbrand, Inc.	5,900	142,426
Hillman Solutions Corp.*	9,200	80,868
IDEX Corp.	12,240	2,215,073
Illinois Tool Works, Inc.	37,610	9,327,656
Ingersoll Rand, Inc.	54,866	4,390,926
ITT, Inc.	12,825	1,656,477
JBT Marel Corp.	6,100	745,420
Kadant, Inc.	700	235,837
Kennametal, Inc.	7,400	157,620
Lincoln Electric Holdings, Inc.	9,660	1,827,286
Middleby Corp. (The)*	9,700	1,474,206
Mueller Industries, Inc.	17,000	1,294,380
Nordson Corp.	8,660	1,746,895
Oshkosh Corp.	11,600	1,091,328
Otis Worldwide Corp.	54,574	5,632,037
PACCAR, Inc.	68,145	6,635,279
Parker-Hannifin Corp.	17,110	10,400,313
Pentair plc	21,587	1,888,431
RBC Bearings, Inc.*	3,900	1,254,903
Snap-on, Inc.	7,300	2,460,173
SPX Technologies, Inc.*	4,900	631,022
Standex International Corp.	500	80,695
Stanley Black & Decker, Inc.	21,835	1,678,675
Tennant Co.	1,100	87,725
Terex Corp.	1,600	60,448
Timken Co. (The)	12,640	908,437
Toro Co. (The)	15,880	1,155,270
Trinity Industries, Inc.	5,140	144,228
Watts Water Technologies, Inc., Class A	4,000	815,680
Westinghouse Air Brake Technologies Corp.	21,787	3,951,072
Worthington Enterprises, Inc.	4,900	245,441
Xylem, Inc.	30,954	3,697,765

		129,593,174

Marine Transportation (0.0%)†
Costamare, Inc.	3,700	36,408
Golden Ocean Group Ltd.	12,800	102,144
Kirby Corp.*	7,450	752,525
Matson, Inc.	2,400	307,608

		1,198,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	$812,130
Allegiant Travel Co.	2,200	113,630
American Airlines Group, Inc.*	105,200	1,109,860
Delta Air Lines, Inc.	89,150	3,886,940
SkyWest, Inc.*	600	52,422
Southwest Airlines Co.	76,800	2,578,944
United Airlines Holdings, Inc.*	43,540	3,006,437

		11,560,363

Professional Services (0.9%)
Alight, Inc., Class A	41,600	246,688
Amentum Holdings, Inc.*	1,800	32,760
Automatic Data Processing, Inc.	53,850	16,452,791
Booz Allen Hamilton Holding Corp.	16,800	1,756,944
Broadridge Financial Solutions, Inc.	15,509	3,760,312
CACI International, Inc., Class A*	3,800	1,394,296
CBIZ, Inc.*	1,220	92,549
Clarivate plc*	49,500	194,535
Conduent, Inc.*	1,586	4,282
Dayforce, Inc.*	20,100	1,172,433
Equifax, Inc.	15,820	3,853,119
ExlService Holdings, Inc.*	22,500	1,062,225
Exponent, Inc.	900	72,954
First Advantage Corp.*	4,000	56,360
FTI Consulting, Inc.*	4,800	787,584
Genpact Ltd.	30,000	1,511,400
Huron Consulting Group, Inc.*	800	114,760
Jacobs Solutions, Inc.	18,400	2,224,376
KBR, Inc.	18,700	931,447
Korn Ferry	1,400	94,962
Leidos Holdings, Inc.	18,348	2,475,879
ManpowerGroup, Inc.	1,480	85,663
Maximus, Inc.	1,900	129,561
Paychex, Inc.	42,810	6,604,727
Paycom Software, Inc.	8,700	1,900,776
Paycor HCM, Inc.*	11,100	249,084
Paylocity Holding Corp.*	5,700	1,067,838
Resources Connection, Inc.	13,850	90,579
Robert Half, Inc.	19,260	1,050,633
Science Applications International Corp.	9,001	1,010,542
SS&C Technologies Holdings, Inc.	30,200	2,522,606
TransUnion	30,305	2,515,012
TriNet Group, Inc.	2,800	221,872
Verisk Analytics, Inc.	18,800	5,595,256
Verra Mobility Corp., Class A*	10,300	231,853
WNS Holdings Ltd.*	4,000	245,960

		61,814,618

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,014,510
Applied Industrial Technologies, Inc.	4,300	968,962
Beacon Roofing Supply, Inc.*	7,600	940,120
Boise Cascade Co.	2,000	196,180
Core & Main, Inc., Class A*	23,100	1,115,961
Distribution Solutions Group, Inc.*	600	16,800
Fastenal Co.	77,900	6,041,145
Ferguson Enterprises, Inc.	27,500	4,406,325
FTAI Aviation Ltd.	14,400	1,598,832
GATX Corp.	5,000	776,350
McGrath RentCorp	1,000	111,400
MSC Industrial Direct Co., Inc., Class A	1,600	124,272
SiteOne Landscape Supply, Inc.*	6,700	813,648
United Rentals, Inc.	8,822	5,528,747
W.W. Grainger, Inc.	5,750	5,680,023
Watsco, Inc.	5,210	2,648,243
WESCO International, Inc.	8,586	1,333,406

		33,314,924

Total Industrials		665,723,637

Information Technology (27.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	138,000	10,692,240
Calix, Inc.*	1,500	53,160
Ciena Corp.*	21,000	1,269,030
Cisco Systems, Inc.	513,070	31,661,550
F5, Inc.*	7,800	2,076,906
Juniper Networks, Inc.	51,600	1,867,404
Lumentum Holdings, Inc.*	8,700	542,358
Motorola Solutions, Inc.	22,021	9,641,014
NetScout Systems, Inc.*	1,300	27,313
Ubiquiti, Inc.	1,217	377,440
Viavi Solutions, Inc.*	9,550	106,864

		58,315,279

Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc.	3,600	343,116
Aeva Technologies, Inc.*	2,220	15,540
Amphenol Corp., Class A	157,060	10,301,565
Arrow Electronics, Inc.*	9,300	965,619
Avnet, Inc.	3,720	178,895
Badger Meter, Inc.	4,400	837,100
Belden, Inc.	2,000	200,500
CDW Corp.	19,151	3,069,139
Cognex Corp.	30,400	906,832
Coherent Corp.*	21,857	1,419,394
Corning, Inc.	105,290	4,820,176
Crane NXT Co.	5,500	282,700
Fabrinet*	5,100	1,007,301
Ingram Micro Holding Corp.	7,900	140,146
Insight Enterprises, Inc.*	3,600	539,964
IPG Photonics Corp.*	1,100	69,454
Itron, Inc.*	4,010	420,088
Jabil, Inc.	13,700	1,864,159
Keysight Technologies, Inc.*	23,015	3,446,957
Littelfuse, Inc.	4,200	826,308
MicroVision, Inc.*	33,100	41,044
Novanta, Inc.*	4,100	524,267
Plexus Corp.*	200	25,626
Rogers Corp.*	200	13,506
Sanmina Corp.*	1,300	99,034
TD SYNNEX Corp.	8,766	911,313
Teledyne Technologies, Inc.*	6,346	3,158,468
Trimble, Inc.*	32,400	2,127,060
Vishay Intertechnology, Inc.	5,000	79,500
Vontier Corp.	23,452	770,398
Zebra Technologies Corp., Class A*	7,100	2,006,176

		41,411,345

IT Services (1.4%)
Accenture plc, Class A	81,800	25,524,872
Akamai Technologies, Inc.*	22,100	1,779,050
Amdocs Ltd.	16,610	1,519,815
ASGN, Inc.*	4,300	270,986
Cloudflare, Inc., Class A*	41,600	4,687,904
Cognizant Technology Solutions Corp., Class A	64,900	4,964,850
DXC Technology Co.*	21,096	359,687
EPAM Systems, Inc.*	8,800	1,485,792
Fastly, Inc., Class A*	13,300	84,189
Gartner, Inc.*	10,378	4,356,062
Globant SA*	6,398	753,173
GoDaddy, Inc., Class A*	20,900	3,764,926
International Business Machines Corp.	119,631	29,747,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kyndryl Holdings, Inc.*	32,800	$1,029,920
MongoDB, Inc.*	10,100	1,771,540
Okta, Inc.*	22,800	2,399,016
Rackspace Technology, Inc.*	9,900	16,731
Snowflake, Inc., Class A*	41,222	6,025,007
Twilio, Inc., Class A*	20,100	1,967,991
VeriSign, Inc.*	10,950	2,779,876

		95,288,831

Semiconductors & Semiconductor Equipment (8.7%)
Advanced Micro Devices, Inc.*	206,953	21,262,351
Allegro MicroSystems, Inc.*	20,900	525,217
Ambarella, Inc.*	1,700	85,561
Amkor Technology, Inc.	17,400	314,244
Analog Devices, Inc.	64,134	12,933,904
Applied Materials, Inc.	104,620	15,182,454
Astera Labs, Inc.*	14,200	847,314
Broadcom, Inc.	591,200	98,984,616
Cirrus Logic, Inc.*	7,400	737,447
Credo Technology Group Holding Ltd.*	17,000	682,720
Diodes, Inc.*	5,900	254,703
Enphase Energy, Inc.*	20,100	1,247,205
Entegris, Inc.	22,073	1,930,946
First Solar, Inc.*	14,600	1,845,878
FormFactor, Inc.*	10,300	291,387
GLOBALFOUNDRIES, Inc.*	10,300	380,173
Intel Corp.	551,890	12,533,422
KLA Corp.	17,580	11,950,884
Kulicke & Soffa Industries, Inc.	7,500	247,350
Lam Research Corp.	168,750	12,268,125
Lattice Semiconductor Corp.*	23,300	1,222,085
MACOM Technology Solutions Holdings, Inc.*	6,700	672,546
Marvell Technology, Inc.	115,861	7,133,562
Microchip Technology, Inc.	73,840	3,574,594
Micron Technology, Inc.	145,550	12,646,840
MKS Instruments, Inc.	9,500	761,425
Monolithic Power Systems, Inc.	6,800	3,943,864
NVIDIA Corp.	3,008,179	326,026,440
ON Semiconductor Corp.*	56,700	2,307,123
Onto Innovation, Inc.*	7,900	958,586
Power Integrations, Inc.	1,900	95,950
Qorvo, Inc.*	17,127	1,240,166
QUALCOMM, Inc.	146,605	22,519,994
Rambus, Inc.*	16,700	864,643
Silicon Laboratories, Inc.*	1,200	135,084
Skyworks Solutions, Inc.	24,900	1,609,287
Synaptics, Inc.*	5,900	375,948
Teradyne, Inc.	21,410	1,768,466
Texas Instruments, Inc.	119,490	21,472,353
Universal Display Corp.	7,600	1,060,048

		604,894,905

Software (9.5%)
8x8, Inc.*	18,300	36,600
ACI Worldwide, Inc.*	13,200	722,172
Adobe, Inc.*	55,920	21,446,998
Alarm.com Holdings, Inc.*	2,300	127,995
Alkami Technology, Inc.*	1,500	39,375
ANSYS, Inc.*	11,500	3,640,440
Appfolio, Inc., Class A*	2,500	549,750
Appian Corp., Class A*	3,700	106,597
AppLovin Corp., Class A*	34,200	9,061,974
Atlassian Corp., Class A*	22,400	4,753,504
Aurora Innovation, Inc., Class A*	90,400	607,940
Autodesk, Inc.*	28,650	7,500,570
Bentley Systems, Inc., Class B	28,300	1,113,322
BILL Holdings, Inc.*	14,700	674,583
Blackbaud, Inc.*	4,300	266,815
BlackLine, Inc.*	3,500	169,470
Box, Inc., Class A*	22,100	682,006
Cadence Design Systems, Inc.*	36,530	9,290,675
CCC Intelligent Solutions Holdings, Inc.*	57,800	521,934
Cerence, Inc.*	1,600	12,640
Cleanspark, Inc.(x)*	35,900	241,248
Clearwater Analytics Holdings, Inc., Class A*	20,000	536,000
Commvault Systems, Inc.*	5,300	836,128
Confluent, Inc., Class A*	33,200	778,208
Consensus Cloud Solutions, Inc.*	2,166	49,991
Core Scientific, Inc.*	39,100	283,084
Crowdstrike Holdings, Inc., Class A*	30,200	10,647,916
Datadog, Inc., Class A*	40,700	4,037,847
Docusign, Inc.*	32,100	2,612,940
Dolby Laboratories, Inc., Class A	5,900	473,829
Domo, Inc., Class B*	800	6,208
DoubleVerify Holdings, Inc.*	19,700	263,389
Dropbox, Inc., Class A*	41,200	1,100,452
Dynatrace, Inc.*	39,500	1,862,425
Elastic NV*	10,000	891,000
Fair Isaac Corp.*	3,300	6,085,728
Five9, Inc.*	11,500	312,225
Fortinet, Inc.*	85,300	8,210,978
Freshworks, Inc., Class A*	24,200	341,462
Gen Digital, Inc.	87,016	2,309,405
Gitlab, Inc., Class A*	12,700	596,900
Guidewire Software, Inc.*	11,700	2,192,112
HubSpot, Inc.*	6,500	3,713,385
Informatica, Inc., Class A*	16,900	294,905
Intapp, Inc.*	1,000	58,380
InterDigital, Inc.	3,300	682,275
Intuit, Inc.	35,850	22,011,541
Jamf Holding Corp.*	2,000	24,300
LiveRamp Holdings, Inc.*	1,900	49,666
Manhattan Associates, Inc.*	9,200	1,591,968
Microsoft Corp.	955,978	358,864,581
MicroStrategy, Inc., Class A*	29,700	8,561,619
N-able, Inc.*	9,750	69,128
nCino, Inc.*	12,100	332,387
NCR Voyix Corp.*	15,200	148,200
Nutanix, Inc., Class A*	34,600	2,415,426
Oracle Corp.	206,121	28,817,777
Palantir Technologies, Inc., Class A*	262,000	22,112,800
Palo Alto Networks, Inc.*	84,900	14,487,336
Pegasystems, Inc.	5,300	368,456
Procore Technologies, Inc.*	14,500	957,290
PTC, Inc.*	16,150	2,502,442
Q2 Holdings, Inc.*	6,700	536,067
Qualys, Inc.*	5,500	692,615
Roper Technologies, Inc.	13,950	8,224,641
Salesforce, Inc.	118,751	31,868,018
SentinelOne, Inc., Class A*	33,300	605,394
ServiceNow, Inc.*	26,400	21,018,096
SolarWinds Corp.	9,750	179,693
SoundHound AI, Inc., Class A*	40,200	326,424
SPS Commerce, Inc.*	6,400	849,472
Synopsys, Inc.*	20,920	8,971,542
Tenable Holdings, Inc.*	4,300	150,414
Tyler Technologies, Inc.*	6,000	3,488,340
UiPath, Inc., Class A*	57,700	594,310
Unity Software, Inc.*	42,396	830,538
Varonis Systems, Inc.*	15,600	631,020
Verint Systems, Inc.*	1,400	24,990
Workday, Inc., Class A*	28,480	6,650,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Workiva, Inc., Class A*	4,000	$303,640
Yext, Inc.*	7,100	43,736
Zeta Global Holdings Corp., Class A*	23,700	321,372
Zoom Communications, Inc., Class A*	39,100	2,884,407
Zscaler, Inc.*	12,100	2,400,882

		665,655,242

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	1,894,001	420,714,442
Corsair Gaming, Inc.*	4,303	38,125
Dell Technologies, Inc., Class C	34,000	3,099,100
Hewlett Packard Enterprise Co.	190,732	2,942,995
HP, Inc.	127,468	3,529,589
IonQ, Inc.*	26,000	573,820
NetApp, Inc.	31,150	2,736,216
Pure Storage, Inc., Class A*	43,200	1,912,464
Sandisk Corp.*	14,926	710,627
Super Micro Computer, Inc.(x)*	69,000	2,362,560
Western Digital Corp.*	44,778	1,810,374

		440,430,312

Total Information Technology		1,905,995,914

Materials (2.4%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	28,980	8,546,782
Albemarle Corp.(x)	18,276	1,316,237
Ashland, Inc.	264	15,653
Avient Corp.	12,500	464,500
Axalta Coating Systems Ltd.*	32,258	1,069,998
Balchem Corp.	5,700	946,200
Cabot Corp.	3,900	324,246
Celanese Corp.	13,800	783,426
CF Industries Holdings, Inc.	23,410	1,829,491
Chemours Co. (The)	4,600	62,238
Corteva, Inc.	88,390	5,562,383
Dow, Inc.	95,756	3,343,799
DuPont de Nemours, Inc.	60,232	4,498,126
Eastman Chemical Co.	17,028	1,500,337
Ecolab, Inc.	33,988	8,616,638
Element Solutions, Inc.	38,300	865,963
FMC Corp.	16,000	675,040
HB Fuller Co.	3,600	202,032
Huntsman Corp.	5,000	78,950
International Flavors & Fragrances, Inc.	39,447	3,061,482
Linde plc	62,800	29,242,192
LyondellBasell Industries NV, Class A	39,300	2,766,720
Mosaic Co. (The)	56,130	1,516,071
NewMarket Corp.	300	169,935
Olin Corp.	2,500	60,600
PPG Industries, Inc.	34,000	3,717,900
RPM International, Inc.	18,150	2,099,592
Sherwin-Williams Co. (The)	30,400	10,615,376
Westlake Corp.	5,700	570,171

		94,522,078

Construction Materials (0.3%)
CRH plc	88,300	7,767,751
Eagle Materials, Inc.	6,100	1,353,773
Knife River Corp.*	7,900	712,659
Martin Marietta Materials, Inc.	8,130	3,887,197
Vulcan Materials Co.	17,500	4,082,750

		17,804,130

Containers & Packaging (0.3%)
Amcor plc(x)	186,929	1,813,211
AptarGroup, Inc.	10,000	1,483,800
Avery Dennison Corp.	11,350	2,019,959
Ball Corp.	45,100	2,348,357
Berry Global Group, Inc.	19,000	1,326,390
Crown Holdings, Inc.	17,450	1,557,587
Graphic Packaging Holding Co.	56,100	1,456,356
International Paper Co.	68,250	3,641,138
Packaging Corp. of America	13,000	2,574,260
Sealed Air Corp.	25,160	727,124
Silgan Holdings, Inc.	11,200	572,544
Smurfit WestRock plc	69,232	3,119,594
Sonoco Products Co.	15,460	730,330

		23,370,650

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,003,450
ATI, Inc.*	19,000	988,570
Carpenter Technology Corp.	6,700	1,213,906
Cleveland-Cliffs, Inc.(x)*	62,800	516,216
Commercial Metals Co.	21,300	980,013
Freeport-McMoRan, Inc.	183,894	6,962,227
Newmont Corp.	146,408	7,068,578
Nucor Corp.	32,620	3,925,491
Reliance, Inc.	7,600	2,194,500
Royal Gold, Inc.	8,600	1,406,186
Southern Copper Corp.	13,328	1,245,635
Steel Dynamics, Inc.	21,100	2,639,188
United States Steel Corp.(x)	38,200	1,614,332

		31,758,292

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	818,622

Total Materials		168,273,772

Real Estate (2.7%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	62,434
Broadstone Net Lease, Inc. (REIT)	5,600	95,424
Essential Properties Realty Trust, Inc. (REIT)	21,500	701,760
WP Carey, Inc. (REIT)	29,921	1,888,315

		2,747,933

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,320,151
American Healthcare REIT, Inc. (REIT)	19,500	590,850
CareTrust REIT, Inc. (REIT)	24,200	691,636
Diversified Healthcare Trust (REIT)	22,690	54,456
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	980,893
Healthpeak Properties, Inc. (REIT)	110,518	2,234,674
LTC Properties, Inc. (REIT)	2,400	85,080
National Health Investors, Inc. (REIT)	2,800	206,808
Omega Healthcare Investors, Inc. (REIT)	44,440	1,692,275
Sabra Health Care REIT, Inc. (REIT)	11,457	200,154
Ventas, Inc. (REIT)	53,479	3,677,216
Welltower, Inc. (REIT)	81,317	12,458,577

		25,192,770

Hotel & Resort REITs (0.0%)†
Apple Hospitality REIT, Inc. (REIT)	8,100	104,571
DiamondRock Hospitality Co. (REIT)	14,300	110,396
Host Hotels & Resorts, Inc. (REIT)	115,813	1,645,703
Park Hotels & Resorts, Inc. (REIT)	12,535	133,874
RLJ Lodging Trust (REIT)(x)	15,000	118,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Hospitality Properties, Inc. (REIT)(x)	10,751	$983,071
Service Properties Trust (REIT)	11,300	29,493
Sunstone Hotel Investors, Inc. (REIT)	8,400	79,044
Xenia Hotels & Resorts, Inc. (REIT)	5,100	59,976

		3,264,478

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	796,166
EastGroup Properties, Inc. (REIT)	6,800	1,197,820
First Industrial Realty Trust, Inc. (REIT)	20,000	1,079,200
Innovative Industrial Properties, Inc. (REIT)	1,300	70,317
Lineage, Inc. (REIT)	497	29,139
LXP Industrial Trust (REIT)	11,700	101,205
Prologis, Inc. (REIT)	120,463	13,466,559
Rexford Industrial Realty, Inc. (REIT)	29,300	1,147,095
STAG Industrial, Inc. (REIT)	27,800	1,004,136
Terreno Realty Corp. (REIT)	11,600	733,352

		19,624,989

Office REITs (0.1%)
Brandywine Realty Trust (REIT)	11,500	51,290
BXP, Inc. (REIT)	20,970	1,408,974
COPT Defense Properties (REIT)	6,509	177,500
Cousins Properties, Inc. (REIT)	20,161	594,750
Easterly Government Properties, Inc. (REIT), Class A	8,200	86,920
Hudson Pacific Properties, Inc. (REIT)	24,500	72,275
JBG SMITH Properties (REIT)	9,600	154,656
NET Lease Office Properties (REIT)*	2,014	63,199
Orion Properties, Inc. (REIT)(x)	5,069	10,848
Paramount Group, Inc. (REIT)	22,800	98,040
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	184,987
SL Green Realty Corp. (REIT)	2,200	126,940
Vornado Realty Trust (REIT)	25,900	958,041

		3,988,420

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	43,350	5,669,313
Compass, Inc., Class A*	26,000	226,980
CoStar Group, Inc.*	60,150	4,765,685
Cushman & Wakefield plc*	1,700	17,374
eXp World Holdings, Inc.(x)	11,270	110,221
Howard Hughes Holdings, Inc.*	900	66,672
Jones Lang LaSalle, Inc.*	6,600	1,636,206
Kennedy-Wilson Holdings, Inc.	19,700	170,996
Marcus & Millichap, Inc.	1,100	37,895
Newmark Group, Inc., Class A	15,219	185,215
Opendoor Technologies, Inc.*	73,000	74,460
Redfin Corp.*	16,700	153,807
RMR Group, Inc. (The), Class A	271	4,512
Seaport Entertainment Group, Inc.(x)*	854	18,335
St Joe Co. (The)	2,300	107,985
Zillow Group, Inc., Class C*	27,124	1,859,621

		15,105,277

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,795,975
AvalonBay Communities, Inc. (REIT)	20,249	4,345,840
Camden Property Trust (REIT)	15,680	1,917,664
Elme Communities (REIT)	11,170	194,358
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,834,250
Equity Residential (REIT)	49,687	3,556,596
Essex Property Trust, Inc. (REIT)	8,677	2,660,108
Independence Realty Trust, Inc. (REIT)	29,600	628,408
Invitation Homes, Inc. (REIT)	77,996	2,718,161
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,503,310
Sun Communities, Inc. (REIT)	18,600	2,392,704
UDR, Inc. (REIT)	52,936	2,391,119
Veris Residential, Inc. (REIT)	5,300	89,676

		27,028,169

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	188,550
Agree Realty Corp. (REIT)	13,200	1,018,908
Brixmor Property Group, Inc. (REIT)	45,300	1,202,715
Curbline Properties Corp. (REIT)	6,200	149,978
Federal Realty Investment Trust (REIT)	12,380	1,211,012
Getty Realty Corp. (REIT)	3,100	96,658
InvenTrust Properties Corp. (REIT)	1,900	55,803
Kimco Realty Corp. (REIT)	99,485	2,113,061
Kite Realty Group Trust (REIT)	34,998	782,905
Macerich Co. (The) (REIT)	10,822	185,814
NNN REIT, Inc. (REIT)	27,190	1,159,653
Phillips Edison & Co., Inc. (REIT)	11,700	426,933
Realty Income Corp. (REIT)	119,341	6,922,971
Regency Centers Corp. (REIT)	26,006	1,918,203
Simon Property Group, Inc. (REIT)	42,159	7,001,767
SITE Centers Corp. (REIT)	3,100	39,804
Tanger, Inc. (REIT)	5,300	179,087
Urban Edge Properties (REIT)	8,910	169,290

		24,823,112

Specialized REITs (1.0%)
American Tower Corp. (REIT)	60,800	13,230,080
Crown Castle, Inc. (REIT)	56,850	5,925,476
CubeSmart (REIT)	39,700	1,695,587
Digital Realty Trust, Inc. (REIT)	44,972	6,444,038
EPR Properties (REIT)	1,700	89,437
Equinix, Inc. (REIT)	12,661	10,323,146
Extra Space Storage, Inc. (REIT)	28,741	4,267,751
Four Corners Property Trust, Inc. (REIT)	8,600	246,820
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,877,497
Iron Mountain, Inc. (REIT)	39,355	3,386,104
Lamar Advertising Co. (REIT), Class A	13,639	1,551,845
National Storage Affiliates Trust (REIT)	3,000	118,200
PotlatchDeltic Corp. (REIT)	5,451	245,949
Public Storage (REIT)	21,802	6,525,121
Rayonier, Inc. (REIT)	14,901	415,440
Safehold, Inc. (REIT)	3,000	56,160
SBA Communications Corp. (REIT)	15,300	3,366,153
Uniti Group, Inc. (REIT)	33,900	170,856
VICI Properties, Inc. (REIT), Class A	148,900	4,857,118
Weyerhaeuser Co. (REIT)	111,535	3,265,745

		68,058,523

Total Real Estate		189,833,671

Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	34,700	2,232,945
American Electric Power Co., Inc.	72,170	7,886,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Energy Corp.	42,152	$8,499,108
Duke Energy Corp.	99,885	12,182,973
Edison International	51,360	3,026,131
Entergy Corp.	57,000	4,872,930
Evergy, Inc.	36,209	2,496,611
Eversource Energy	54,358	3,376,175
Exelon Corp.	132,456	6,103,572
FirstEnergy Corp.	86,104	3,480,324
IDACORP, Inc.	6,850	796,107
NextEra Energy, Inc.	266,300	18,878,007
NRG Energy, Inc.	27,421	2,617,609
OGE Energy Corp.	36,900	1,695,924
PG&E Corp.	288,900	4,963,302
Pinnacle West Capital Corp.	15,000	1,428,750
Portland General Electric Co.	13,400	597,640
PPL Corp.	100,450	3,627,249
Southern Co. (The)	141,650	13,024,718
TXNM Energy, Inc.	11,600	620,368
Xcel Energy, Inc.	75,680	5,357,387

		107,763,846

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	3,261,638
Brookfield Infrastructure Corp., Class A	7,261	262,776
National Fuel Gas Co.	13,700	1,084,903
New Jersey Resources Corp.	9,400	461,164
Southwest Gas Holdings, Inc.	7,800	560,040
Spire, Inc.	7,200	563,400
UGI Corp.	39,575	1,308,745

		7,502,666

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,287,892
Vistra Corp.	45,415	5,333,538

		6,621,430

Multi-Utilities (0.6%)
Ameren Corp.	34,400	3,453,760
CenterPoint Energy, Inc.	83,150	3,012,524
CMS Energy Corp.	38,000	2,854,180
Consolidated Edison, Inc.	44,500	4,921,255
Dominion Energy, Inc.	116,154	6,512,755
DTE Energy Co.	30,400	4,203,408
NiSource, Inc.	61,600	2,469,544
Public Service Enterprise Group, Inc.	67,800	5,579,940
Sempra	82,980	5,921,453
WEC Energy Group, Inc.	40,898	4,457,064

		43,385,883

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	4,115,808
Essential Utilities, Inc.	42,062	1,662,711

		5,778,519

Total Utilities		171,052,344

Total Common Stocks (99.1%) (Cost $1,696,005,847)		6,926,125,160

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR*	13,100	6,550
Mirati Therapeutics, Inc., CVR(r)*	7,300	2,738

Total Rights (0.0%)† (Cost $7,664)		9,288

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	3,745,210	3,745,210
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		7,745,210

Total Short-Term Investments (0.1%) (Cost $7,745,210)		7,745,210

Total Investments in Securities (99.2%) (Cost $1,703,758,721)		6,933,879,658
Other Assets Less Liabilities (0.8%)		52,480,780

Net Assets (100%)		$6,986,360,438

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $36,392,580.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $11,616,954. This was collateralized by $4,280,334 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 4/24/25 - 2/15/55 and by cash of $7,745,210 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	29	6/2025	USD	2,939,295	(22,694)
S&P 500 E-Mini Index	195	6/2025	USD	55,119,188	(289,168)

					(311,862)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$606,323,469	$—	$—		$606,323,469
Consumer Discretionary	714,856,427	—	—		714,856,427
Consumer Staples	398,414,702	—	—		398,414,702
Energy	261,078,029	—	—		261,078,029
Financials	1,058,637,921	—	—		1,058,637,921
Health Care	785,935,274	—	—	(a)	785,935,274
Industrials	665,723,637	—	—		665,723,637
Information Technology	1,905,995,914	—	—		1,905,995,914
Materials	168,273,772	—	—		168,273,772
Real Estate	189,833,671	—	—		189,833,671
Utilities	171,052,344	—	—		171,052,344
Rights
Health Care	—	6,550	2,738		9,288
Short-Term Investments
Investment Companies	7,745,210	—	—		7,745,210

Total Assets	$6,933,870,370	$6,550	$2,738		$6,933,879,658

Liabilities:
Futures	$(311,862)	$—	$—		$(311,862)

Total Liabilities	$(311,862)	$—	$—		$(311,862)

Total	$6,933,558,508	$6,550	$2,738		$6,933,567,796

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,460,629,680
Aggregate gross unrealized depreciation	(251,252,352)

Net unrealized appreciation	$5,209,377,328

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,724,190,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass- Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$226,872	$213,827
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	365,464	342,622
United Airlines Pass- Through Trust,
Series 2020-1 A
5.875%, 10/15/27	2,043,699	2,074,354

Total Asset- Backed Securities		2,630,803

Corporate Bonds (31.0%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	986,291
2.300%, 6/1/27	500,000	477,677
1.650%, 2/1/28	185,000	171,054
4.100%, 2/15/28	453,000	447,332
4.350%, 3/1/29	1,665,000	1,644,522
4.300%, 2/15/30	5,159,000	5,056,192
5.400%, 2/15/34	3,000,000	3,026,577
Bell Canada
5.100%, 5/11/33	500,000	492,026
5.200%, 2/15/34(x)	2,000,000	1,989,491
British Telecommunications plc
5.125%, 12/4/28	500,000	506,443
9.625%, 12/15/30(e)	2,000,000	2,439,440
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,928,985
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	436,302
TELUS Corp.
2.800%, 2/16/27(x)	400,000	386,013
Verizon Communications, Inc.
3.000%, 3/22/27	375,000	364,686
2.100%, 3/22/28	750,000	700,137
4.329%, 9/21/28	7,238,000	7,191,132
3.875%, 2/8/29	140,000	136,490
4.016%, 12/3/29	1,500,000	1,456,791
3.150%, 3/22/30	375,000	348,829
1.500%, 9/18/30	600,000	507,613
1.680%, 10/30/30	1,957,000	1,661,051
2.550%, 3/21/31	1,220,000	1,070,549
5.050%, 5/9/33	325,000	324,897

		34,750,520

Entertainment (0.2%)
Electronic Arts, Inc.
1.850%, 2/15/31	295,000	249,823
Netflix, Inc.
4.900%, 8/15/34	1,385,000	1,379,367
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	504,282
5.400%, 6/12/29	95,000	96,956
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	186,491
TWDC Enterprises 18 Corp.
1.850%, 7/30/26	465,000	450,180
2.950%, 6/15/27	1,000,000	972,047
Walt Disney Co. (The)
3.375%, 11/15/26	300,000	295,963
2.200%, 1/13/28	700,000	662,806
2.000%, 9/1/29	500,000	450,595
2.650%, 1/13/31	1,250,000	1,127,283
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,794,120
4.054%, 3/15/29	555,000	521,232
4.279%, 3/15/32	1,145,000	1,004,176

		9,695,321

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.998%, 8/15/26	500,000	485,902
0.800%, 8/15/27	1,000,000	926,114
1.100%, 8/15/30	650,000	551,694
Baidu, Inc.
1.720%, 4/9/26	200,000	194,030
1.625%, 2/23/27	290,000	275,402
4.375%, 3/29/28	290,000	288,405
4.875%, 11/14/28	315,000	317,558
2.375%, 10/9/30	200,000	177,570
2.375%, 8/23/31(x)	500,000	435,795
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	505,680
4.800%, 5/15/30	350,000	357,109
4.950%, 5/15/33	2,750,000	2,765,631
4.750%, 8/15/34	410,000	405,804
Weibo Corp.
3.375%, 7/8/30(x)	500,000	460,748

		8,147,442

Media (0.4%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	526,336
6.100%, 6/1/29	3,235,000	3,342,661
Comcast Corp.
4.150%, 10/15/28	5,025,000	4,965,632
4.550%, 1/15/29	350,000	351,331
5.100%, 6/1/29(x)	295,000	301,074
3.400%, 4/1/30	2,500,000	2,363,639
4.650%, 2/15/33	750,000	730,479
4.800%, 5/15/33(x)	500,000	490,619
Discovery Communications LLC
4.125%, 5/15/29	455,000	428,641
3.625%, 5/15/30	1,310,000	1,176,013
Fox Corp.
4.709%, 1/25/29	730,000	725,496
3.500%, 4/8/30	2,000,000	1,880,879
6.500%, 10/13/33	450,000	479,823
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	248,702
2.400%, 3/1/31	1,750,000	1,519,308
5.375%, 6/15/33	350,000	350,911
Paramount Global
3.375%, 2/15/28	570,000	546,928

		20,428,472

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	477,985
2.875%, 5/7/30	1,450,000	1,320,486
4.700%, 7/21/32	405,000	394,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Rogers Communications, Inc.
2.900%, 11/15/26	$500,000	$486,440
3.200%, 3/15/27	500,000	486,044
3.800%, 3/15/32	625,000	564,799
5.300%, 2/15/34(x)	2,000,000	1,956,444
T-Mobile USA, Inc.
3.750%, 4/15/27	2,500,000	2,461,193
2.050%, 2/15/28	700,000	653,129
4.950%, 3/15/28	305,000	308,144
4.800%, 7/15/28	625,000	628,610
2.400%, 3/15/29	340,000	311,708
3.875%, 4/15/30	3,000,000	2,865,723
5.125%, 5/15/32	500,000	502,026
5.200%, 1/15/33	2,610,000	2,625,321
5.750%, 1/15/34	2,000,000	2,074,456

		18,117,180

Total Communication Services		91,138,935

Consumer Discretionary (1.5%)
Automobile Components (0.0%)†
Aptiv Swiss Holdings Ltd.
4.350%, 3/15/29	105,000	102,970
5.150%, 9/13/34	400,000	376,733
BorgWarner, Inc.
2.650%, 7/1/27(x)	300,000	286,860
5.400%, 8/15/34	75,000	74,055
Lear Corp.
4.250%, 5/15/29	125,000	121,264
Magna International, Inc.
2.450%, 6/15/30	300,000	266,181
5.500%, 3/21/33	500,000	502,706

		1,730,769

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,053,475
6.100%, 8/19/32	2,500,000	2,445,725
General Motors Co.
6.800%, 10/1/27	405,000	421,264
5.000%, 10/1/28	750,000	747,315
5.400%, 10/15/29	500,000	500,963
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	158,932
2.967%, 3/10/32	200,000	175,383
Toyota Motor Corp.
5.275%, 7/13/26	240,000	242,533
5.118%, 7/13/28	500,000	510,546
3.669%, 7/20/28	355,000	349,194
2.760%, 7/2/29	250,000	233,867
2.362%, 3/25/31	600,000	528,690
5.123%, 7/13/33	500,000	508,848

		8,876,735

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,732,705
4.875%, 5/26/30§	1,000,000	1,012,750
2.125%, 2/9/31(x)	490,000	426,864
Amazon.com, Inc.
1.000%, 5/12/26	1,300,000	1,255,957
3.300%, 4/13/27	1,300,000	1,276,605
1.200%, 6/3/27	340,000	319,029
3.150%, 8/22/27	4,000,000	3,910,308
4.550%, 12/1/27	1,000,000	1,010,127
3.600%, 4/13/32	1,650,000	1,549,512
4.700%, 12/1/32	1,000,000	1,006,450
eBay, Inc.
3.600%, 6/5/27	750,000	735,502
2.700%, 3/11/30	700,000	636,513
2.600%, 5/10/31	1,000,000	878,312
JD.com, Inc.
3.875%, 4/29/26	500,000	495,690
3.375%, 1/14/30	320,000	301,017

		16,547,341

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	240,934
6.875%, 11/1/33	1,000,000	1,106,143

		1,347,077

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	32,869
4.679%, 3/1/35	250,000	243,013
Yale University Series 2020
1.482%, 4/15/30	500,000	436,127

		712,009

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.600%, 6/1/26	500,000	495,310
4.625%, 4/13/30	1,500,000	1,501,619
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	306,376
Expedia Group, Inc.
4.625%, 8/1/27	840,000	839,771
3.250%, 2/15/30	1,500,000	1,397,417
2.950%, 3/15/31	185,000	165,043
5.400%, 2/15/35(x)	160,000	158,585
Hyatt Hotels Corp.
5.750%, 1/30/27	320,000	325,615
4.375%, 9/15/28	950,000	933,916
5.250%, 6/30/29	275,000	277,538
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	253,844
Marriott International, Inc.
5.000%, 10/15/27(x)	165,000	166,900
5.550%, 10/15/28	585,000	600,831
4.900%, 4/15/29	185,000	185,854
Series AA
4.650%, 12/1/28	500,000	498,754
Series FF
4.625%, 6/15/30	725,000	716,837
Series R
3.125%, 6/15/26	500,000	491,367
Series X
4.000%, 4/15/28	500,000	491,115
McDonald’s Corp.
3.500%, 3/1/27	775,000	761,686
3.800%, 4/1/28	1,100,000	1,080,943
4.800%, 8/14/28	500,000	505,088
5.000%, 5/17/29(x)	320,000	325,838
2.625%, 9/1/29	290,000	268,642
2.125%, 3/1/30(x)	220,000	195,732
4.600%, 9/9/32	350,000	346,430
4.950%, 8/14/33	500,000	500,514
4.950%, 3/3/35	500,000	496,341
Starbucks Corp.
2.450%, 6/15/26	500,000	488,371
2.000%, 3/12/27	350,000	333,731
3.500%, 3/1/28	750,000	730,631
4.000%, 11/15/28	800,000	785,608
2.250%, 3/12/30	350,000	311,804
3.000%, 2/14/32	220,000	194,864
4.800%, 2/15/33	355,000	351,224

		17,484,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
DR Horton, Inc.
1.300%, 10/15/26	$275,000	$261,781
1.400%, 10/15/27	750,000	692,931
Leggett & Platt, Inc.
3.500%, 11/15/27(x)	500,000	478,802
4.400%, 3/15/29(x)	350,000	330,766
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	129,440
3.625%, 5/15/30	350,000	327,856
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,208,619
PulteGroup, Inc.
5.000%, 1/15/27	424,000	426,116
Whirlpool Corp.
4.750%, 2/26/29	150,000	147,631
4.700%, 5/14/32	285,000	264,799
5.500%, 3/1/33	100,000	97,901

		4,366,642

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	245,021
3.500%, 9/15/27	290,000	281,099
3.900%, 11/19/29	500,000	474,483

		1,000,603

Specialty Retail (0.5%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	486,837
1.950%, 8/1/28	225,000	204,401
2.400%, 8/1/31	150,000	125,329
3.850%, 3/1/32	300,000	269,839
AutoZone, Inc.
3.125%, 4/21/26	125,000	123,106
5.050%, 7/15/26	375,000	377,623
4.500%, 2/1/28	280,000	279,668
3.750%, 4/18/29	500,000	482,802
5.100%, 7/15/29	385,000	390,492
4.750%, 8/1/32	330,000	322,906
5.200%, 8/1/33	500,000	497,161
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	995,425
1.950%, 10/1/30(x)	375,000	320,901
Home Depot, Inc. (The)
3.000%, 4/1/26	750,000	741,195
2.125%, 9/15/26	625,000	606,525
2.875%, 4/15/27	335,000	325,963
2.800%, 9/14/27	750,000	724,018
0.900%, 3/15/28(x)	700,000	635,450
3.900%, 12/6/28	290,000	285,563
4.900%, 4/15/29	585,000	595,499
2.950%, 6/15/29	455,000	428,382
4.750%, 6/25/29	340,000	343,417
3.250%, 4/15/32	435,000	394,780
4.500%, 9/15/32	440,000	433,586
4.950%, 6/25/34	3,000,000	2,991,222
Lowe’s Cos., Inc.
4.800%, 4/1/26	200,000	200,460
2.500%, 4/15/26	750,000	735,622
3.350%, 4/1/27	180,000	176,049
3.100%, 5/3/27	750,000	728,397
1.300%, 4/15/28	655,000	595,333
1.700%, 9/15/28	250,000	227,279
3.650%, 4/5/29	680,000	654,868
1.700%, 10/15/30	655,000	557,220
2.625%, 4/1/31	1,750,000	1,547,619
3.750%, 4/1/32	500,000	461,402
5.000%, 4/15/33	415,000	412,174
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	795,916
4.700%, 6/15/32	250,000	243,662
5.000%, 8/19/34	500,000	489,134
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,347,755
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	485,956
1.150%, 5/15/28	300,000	272,062
Tractor Supply Co.
1.750%, 11/1/30	280,000	237,229
5.250%, 5/15/33	75,000	75,461

		23,625,688

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	972,456
2.850%, 3/27/30	1,000,000	922,853
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	119,535

		2,014,844

Total Consumer Discretionary		77,705,847

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,335,016
4.750%, 1/23/29	3,470,000	3,496,757
Brown-Forman Corp.
4.750%, 4/15/33(x)	800,000	787,188
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	487,254
1.450%, 6/1/27	300,000	283,197
1.500%, 3/5/28	730,000	678,262
1.000%, 3/15/28	440,000	402,546
2.125%, 9/6/29	750,000	684,789
1.650%, 6/1/30	1,010,000	878,972
2.000%, 3/5/31(x)	835,000	727,669
4.650%, 8/14/34	280,000	277,207
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	127,571
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,185,275
Constellation Brands, Inc.
3.500%, 5/9/27	300,000	293,146
4.350%, 5/9/27	500,000	497,003
4.650%, 11/15/28	310,000	309,137
3.150%, 8/1/29	750,000	699,254
2.250%, 8/1/31	475,000	401,549
4.750%, 5/9/32	500,000	486,011
4.900%, 5/1/33	250,000	242,927
Diageo Capital plc
3.875%, 5/18/28	400,000	393,182
2.375%, 10/24/29	410,000	374,254
2.000%, 4/29/30	245,000	216,352
5.625%, 10/5/33	1,500,000	1,553,242
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	200,000	194,562
3.950%, 4/15/29	500,000	486,324
2.250%, 3/15/31	210,000	182,235
4.050%, 4/15/32	335,000	317,945
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	666,423
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,956,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
PepsiCo, Inc.
2.375%, 10/6/26	$670,000	$652,147
2.625%, 3/19/27	350,000	339,759
3.600%, 2/18/28	500,000	492,085
4.450%, 5/15/28	300,000	301,817
2.625%, 7/29/29	375,000	349,845
2.750%, 3/19/30	350,000	322,743
1.625%, 5/1/30	190,000	165,414
1.950%, 10/21/31	3,130,000	2,660,150
3.900%, 7/18/32(x)	200,000	190,273
4.450%, 2/15/33	300,000	298,137
4.800%, 7/17/34(x)	200,000	198,743

		26,593,110

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,445,862
Dollar General Corp.
3.875%, 4/15/27	500,000	493,013
4.625%, 11/1/27(x)	400,000	400,323
5.200%, 7/5/28	415,000	420,274
Dollar Tree, Inc.
2.650%, 12/1/31(x)	500,000	430,202
Kroger Co. (The)
2.650%, 10/15/26	600,000	582,974
4.500%, 1/15/29	350,000	348,762
1.700%, 1/15/31	625,000	525,203
5.000%, 9/15/34	2,340,000	2,272,645
Sysco Corp.
2.400%, 2/15/30	115,000	103,174
5.950%, 4/1/30	2,000,000	2,094,189
2.450%, 12/14/31	180,000	154,672
Target Corp.
2.500%, 4/15/26	2,000,000	1,963,480
1.950%, 1/15/27	400,000	384,701
3.375%, 4/15/29	750,000	720,993
4.500%, 9/15/32	500,000	489,639
4.400%, 1/15/33	85,000	82,356
Walmart, Inc.
4.000%, 4/15/26	135,000	134,787
3.050%, 7/8/26	415,000	409,496
1.050%, 9/17/26	500,000	478,719
3.950%, 9/9/27	440,000	438,474
3.900%, 4/15/28	315,000	313,097
1.500%, 9/22/28	475,000	434,320
2.375%, 9/24/29	19,000	17,560
4.000%, 4/15/30	250,000	248,520
1.800%, 9/22/31	210,000	179,728
4.150%, 9/9/32	470,000	458,120
4.100%, 4/15/33	2,335,000	2,253,586

		19,278,869

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	487,632
2.900%, 3/1/32	340,000	300,431
Bunge Ltd. Finance Corp.
3.250%, 8/15/26	215,000	211,175
3.750%, 9/25/27	225,000	220,922
2.750%, 5/14/31	750,000	662,644
4.650%, 9/17/34	200,000	192,504
Campbell’s Co. (The)
5.400%, 3/21/34(x)	750,000	753,445
Conagra Brands, Inc.
5.300%, 10/1/26	295,000	297,578
4.850%, 11/1/28	885,000	885,117
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	525,198
2.400%, 3/15/31	160,000	137,296
General Mills, Inc.
4.200%, 4/17/28	375,000	370,850
2.250%, 10/14/31	875,000	744,827
4.950%, 3/29/33	180,000	177,502
Hershey Co. (The)
4.250%, 5/4/28	350,000	349,958
2.450%, 11/15/29	200,000	183,284
1.700%, 6/1/30	390,000	338,488
4.500%, 5/4/33	355,000	346,426
5.100%, 2/24/35	200,000	201,136
Hormel Foods Corp.
1.700%, 6/3/28	535,000	492,458
1.800%, 6/11/30(x)	415,000	360,945
Ingredion, Inc.
3.200%, 10/1/26	200,000	195,788
J M Smucker Co. (The)
3.375%, 12/15/27(x)	850,000	827,122
2.375%, 3/15/30	185,000	165,791
JBS USA Holding Lux Sarl
5.125%, 2/1/28	2,500,000	2,523,636
Kellanova
3.400%, 11/15/27	650,000	632,634
4.300%, 5/15/28	500,000	497,052
5.250%, 3/1/33	180,000	181,994
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	732,429
1.850%, 2/15/31	165,000	139,576
4.950%, 4/15/33	290,000	285,765
4.700%, 10/15/34	165,000	157,741
Mondelez International, Inc.
2.625%, 3/17/27	400,000	385,995
2.750%, 4/13/30	835,000	760,849
3.000%, 3/17/32	400,000	353,362
4.750%, 8/28/34(x)	125,000	121,811
Tyson Foods, Inc.
3.550%, 6/2/27	975,000	954,243
4.350%, 3/1/29	325,000	318,941
Unilever Capital Corp.
2.000%, 7/28/26	250,000	243,071
3.500%, 3/22/28	1,000,000	979,703
4.875%, 9/8/28	200,000	203,912
2.125%, 9/6/29	500,000	454,635
1.375%, 9/14/30	210,000	178,568
1.750%, 8/12/31	345,000	292,633
4.625%, 8/12/34	220,000	215,262

		20,042,329

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	179,965
Clorox Co. (The)
3.100%, 10/1/27	500,000	484,406
3.900%, 5/15/28	500,000	490,719
4.400%, 5/1/29	500,000	497,382
1.800%, 5/15/30	140,000	121,757
4.600%, 5/1/32	500,000	490,977
Colgate-Palmolive Co.
3.100%, 8/15/27(x)	250,000	244,120
4.600%, 3/1/28	355,000	360,337
Kimberly-Clark Corp.
1.050%, 9/15/27	250,000	231,200
3.950%, 11/1/28	375,000	370,514
3.200%, 4/25/29	750,000	716,777
2.000%, 11/2/31	750,000	646,043
4.500%, 2/16/33	100,000	98,214
Procter & Gamble Co. (The)
1.000%, 4/23/26	350,000	338,422
2.450%, 11/3/26	500,000	487,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.900%, 2/1/27	$600,000	$578,131
2.850%, 8/11/27	1,000,000	971,236
3.950%, 1/26/28(x)	250,000	249,507
1.200%, 10/29/30	500,000	422,932
1.950%, 4/23/31	1,000,000	873,759
2.300%, 2/1/32	600,000	528,141
4.050%, 1/26/33	250,000	243,057

		9,624,871

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	488,038
4.375%, 5/15/28	225,000	224,390
1.950%, 3/15/31	585,000	497,846
4.650%, 5/15/33	250,000	242,355
Haleon US Capital LLC
3.375%, 3/24/27	550,000	538,193
3.375%, 3/24/29	500,000	476,530
3.625%, 3/24/32	610,000	558,579

		3,025,931

Tobacco (0.3%)
Altria Group, Inc.
2.625%, 9/16/26	430,000	418,089
3.400%, 5/6/30	2,240,000	2,087,148
6.875%, 11/1/33	1,000,000	1,098,531
BAT Capital Corp.
3.215%, 9/6/26	750,000	734,848
2.259%, 3/25/28	350,000	326,527
3.462%, 9/6/29	750,000	708,036
4.906%, 4/2/30	1,500,000	1,499,669
6.343%, 8/2/30	500,000	530,694
4.742%, 3/16/32	500,000	485,512
7.750%, 10/19/32	110,000	125,830
6.421%, 8/2/33	500,000	532,655
BAT International Finance plc
4.448%, 3/16/28	500,000	497,396
5.931%, 2/2/29	390,000	405,771
Philip Morris International, Inc.
0.875%, 5/1/26	300,000	288,899
3.125%, 8/17/27	1,000,000	972,799
4.875%, 2/15/28	1,500,000	1,516,795
5.250%, 9/7/28(x)	500,000	511,339
5.125%, 2/15/30(x)	1,500,000	1,525,300
2.100%, 5/1/30	120,000	105,980
1.750%, 11/1/30	300,000	257,095
5.375%, 2/15/33	1,500,000	1,524,676
5.625%, 9/7/33(x)	500,000	515,908
4.900%, 11/1/34	500,000	489,729

		17,159,226

Total Consumer Staples		95,724,336

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	481,050
3.337%, 12/15/27	1,250,000	1,220,897
3.138%, 11/7/29	215,000	202,001
4.486%, 5/1/30	145,000	143,600
Halliburton Co.
2.920%, 3/1/30	2,000,000	1,829,888
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	88,546

		3,965,982

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
5.950%, 6/1/26	250,000	252,534
4.800%, 5/3/29	415,000	414,510
BP Capital Markets America, Inc.
3.119%, 5/4/26	500,000	493,081
4.234%, 11/6/28	1,250,000	1,236,043
4.970%, 10/17/29	500,000	508,239
1.749%, 8/10/30	3,300,000	2,841,779
2.721%, 1/12/32	625,000	546,412
4.812%, 2/13/33	215,000	211,016
4.893%, 9/11/33	1,000,000	979,566
5.227%, 11/17/34	1,000,000	999,850
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,218,106
Canadian Natural Resources Ltd.
3.850%, 6/1/27	1,300,000	1,278,962
2.950%, 7/15/30(x)	350,000	314,412
5.400%, 12/15/34§	250,000	245,513
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,519,125
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	948,300
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,478,522
1.995%, 5/11/27	250,000	238,885
2.236%, 5/11/30	1,325,000	1,188,744
Chevron USA, Inc.
1.018%, 8/12/27	310,000	288,216
4.819%, 4/15/32(x)	500,000	500,965
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	567,138
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	200,400
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	343,322
Devon Energy Corp.
5.200%, 9/15/34(x)	1,000,000	959,436
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	749,386
5.150%, 1/30/30	375,000	379,691
Enbridge, Inc.
1.600%, 10/4/26(x)	270,000	258,212
4.250%, 12/1/26(x)	500,000	497,038
3.125%, 11/15/29(x)	750,000	696,463
5.700%, 3/8/33	275,000	280,590
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54(k)(x)	2,000,000	2,017,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)(x)	355,000	390,797
Energy Transfer LP
3.900%, 7/15/26	500,000	495,643
4.950%, 5/15/28	300,000	301,572
4.950%, 6/15/28	375,000	377,012
5.250%, 4/15/29	1,000,000	1,010,265
4.150%, 9/15/29	750,000	728,852
6.400%, 12/1/30	460,000	489,468
6.550%, 12/1/33	1,500,000	1,599,324
5.550%, 5/15/34	1,000,000	996,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.600%, 9/1/34	$1,000,000	$999,816
Enterprise Products Operating LLC
4.150%, 10/16/28	600,000	592,547
3.125%, 7/31/29	750,000	708,836
2.800%, 1/31/30	755,000	696,585
5.350%, 1/31/33	500,000	510,561
4.850%, 1/31/34	1,000,000	982,789
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	488,456
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	737,641
EQT Corp.
5.700%, 4/1/28	375,000	385,045
5.750%, 2/1/34	2,000,000	2,033,104
Equinor ASA
3.625%, 9/10/28	600,000	586,353
2.375%, 5/22/30	375,000	337,850
Exxon Mobil Corp.
2.275%, 8/16/26	500,000	487,527
HF Sinclair Corp.
6.250%, 1/15/35	750,000	750,383
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,639,140
4.300%, 3/1/28	1,250,000	1,238,722
5.100%, 8/1/29	235,000	237,028
5.400%, 2/1/34	2,000,000	1,990,624
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	292,666
MPLX LP
4.125%, 3/1/27	2,085,000	2,062,825
2.650%, 8/15/30	455,000	403,692
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	319,351
5.375%, 1/1/32	2,000,000	1,967,761
5.550%, 10/1/34	1,000,000	972,983
ONEOK, Inc.
5.550%, 11/1/26	290,000	293,903
4.000%, 7/13/27	225,000	222,216
5.650%, 11/1/28	190,000	195,371
4.350%, 3/15/29	500,000	490,016
3.400%, 9/1/29	500,000	470,882
3.100%, 3/15/30	350,000	321,687
3.250%, 6/1/30	250,000	230,151
5.800%, 11/1/30	310,000	322,070
5.050%, 11/1/34	2,000,000	1,924,290
Ovintiv, Inc.
5.650%, 5/15/28	420,000	429,225
Phillips 66
3.900%, 3/15/28	500,000	490,518
Phillips 66 Co.
3.550%, 10/1/26	300,000	295,697
4.950%, 12/1/27	500,000	505,884
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	867,922
2.150%, 1/15/31	260,000	226,155
Plains All American Pipeline LP
4.500%, 12/15/26(x)	500,000	499,320
3.550%, 12/15/29	2,500,000	2,351,433
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	502,006
4.500%, 5/15/30	1,225,000	1,200,752
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	380,950
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34§	1,000,000	973,447
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	309,234
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,051,409
6.500%, 3/30/34	2,000,000	2,124,137
TC PipeLines LP
3.900%, 5/25/27	200,000	196,434
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	725,941
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	246,434
4.724%, 9/10/34	250,000	244,041
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,725,152
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	490,126
3.250%, 5/15/30	250,000	231,236
Valero Energy Corp.
2.150%, 9/15/27	750,000	707,950
4.350%, 6/1/28	240,000	237,954
4.000%, 4/1/29	765,000	742,398
Valero Energy Partners LP
4.500%, 3/15/28	500,000	498,855
Western Midstream Operating LP
6.350%, 1/15/29	415,000	432,110
6.150%, 4/1/33	415,000	426,232
5.450%, 11/15/34	1,000,000	971,150
Williams Cos., Inc. (The)
3.750%, 6/15/27	500,000	491,054
5.300%, 8/15/28	500,000	510,027
2.600%, 3/15/31	1,165,000	1,021,889
4.650%, 8/15/32	750,000	724,324
5.650%, 3/15/33	500,000	511,741
5.150%, 3/15/34	750,000	741,173

		82,018,888

Total Energy		85,984,870

Financials (13.0%)
Banks (7.4%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	618,857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	500,000	560,326
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35(k)	1,000,000	1,023,839
Banco Santander SA
4.250%, 4/11/27	1,000,000	990,998
5.294%, 8/18/27	435,000	439,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	$485,000	$464,155
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	197,760
4.379%, 4/12/28	1,200,000	1,187,453
5.588%, 8/8/28	500,000	512,993
3.306%, 6/27/29	800,000	754,579
3.490%, 5/28/30	200,000	186,074
2.749%, 12/3/30	1,745,000	1,511,904
2.958%, 3/25/31	480,000	428,443
5.439%, 7/15/31	500,000	510,841
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	517,924
6.921%, 8/8/33	295,000	312,058
6.938%, 11/7/33	1,250,000	1,384,124
6.350%, 3/14/34	600,000	613,360
6.033%, 1/17/35	325,000	335,829
Bank of America Corp.
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27(k)	1,500,000	1,483,537
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,322,309
(SOFR + 1.34%), 5.933%, 9/15/27(k)	1,000,000	1,019,706
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	1,000,000	987,190
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	771,344
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,473,293
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,244,199
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	4,302,081
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,961,582
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	1,015,267
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,984,486
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,217,313
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	1,033,045
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,215,212
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	2,500,000	2,238,360
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	859,123
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,278,457
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,757,669
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,279,117
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,162,782
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	428,755
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	962,889
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	991,987
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	1,003,472
(SOFR + 1.84%), 5.872%, 9/15/34(k)	1,750,000	1,823,015
(SOFR + 1.65%), 5.468%, 1/23/35(k)	2,000,000	2,023,262
(SOFR + 1.91%), 5.425%, 8/15/35(k)	500,000	487,333
(SOFR + 1.74%), 5.518%, 10/25/35(k)	500,000	488,900
(SOFR + 1.31%), 5.511%, 1/24/36(k)	375,000	380,647
(SOFR + 1.70%), 5.744%, 2/12/36(k)	675,000	669,220
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,455,287
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,251,913
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	439,553
Bank of America NA
5.526%, 8/18/26	750,000	761,959
Bank of Montreal
5.300%, 6/5/26	350,000	353,202
1.250%, 9/15/26	500,000	477,213
2.650%, 3/8/27	265,000	256,111
5.203%, 2/1/28(x)	500,000	508,502
5.717%, 9/25/28	500,000	516,605
5.511%, 6/4/31	500,000	514,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	634,928
Series H
4.700%, 9/14/27(x)	500,000	501,978
Bank of Nova Scotia (The)
1.350%, 6/24/26(x)	500,000	481,386
2.700%, 8/3/26	750,000	732,731
1.300%, 9/15/26	500,000	477,801
1.950%, 2/2/27(x)	175,000	167,760
2.951%, 3/11/27	500,000	485,942
5.250%, 6/12/28(x)	200,000	204,470
5.450%, 8/1/29	295,000	302,572
4.850%, 2/1/30	125,000	125,221
2.150%, 8/1/31	500,000	425,265
2.450%, 2/2/32	250,000	213,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	$2,250,000	$2,061,562
BankUnited, Inc.
5.125%, 6/11/30	750,000	733,125
Barclays plc
(SOFR + 2.21%), 5.829%, 5/9/27(k)	750,000	758,735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	706,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	699,487
(SOFR + 1.34%), 4.837%, 9/10/28(k)	305,000	304,692
4.972%, 5/16/29	1,000,000	1,001,983
(SOFR + 1.74%), 5.690%, 3/12/30(k)	2,000,000	2,046,632
5.088%, 6/20/30	2,000,000	1,981,194
(SOFR + 1.56%), 4.942%, 9/10/30(k)	285,000	283,322
(SOFR + 1.23%), 5.367%, 2/25/31(k)	1,000,000	1,009,195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	868,187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	583,124
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	467,552
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	1,004,374
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,440,258
(SOFR + 1.91%), 5.335%, 9/10/35(k)	460,000	446,774
(SOFR + 1.59%), 5.785%, 2/25/36(k)	1,250,000	1,251,138
BPCE SA
3.375%, 12/2/26	500,000	490,927
Canadian Imperial Bank of Commerce
1.250%, 6/22/26	750,000	721,222
5.615%, 7/17/26	200,000	202,722
5.926%, 10/2/26	500,000	510,035
3.450%, 4/7/27	225,000	220,239
(SOFR + 0.93%), 4.508%, 9/11/27(k)	190,000	189,731
5.001%, 4/28/28	500,000	504,864
5.986%, 10/3/28	500,000	520,341
5.260%, 4/8/29(x)	500,000	508,127
(SOFR + 1.34%), 4.631%, 9/11/30(k)(x)	160,000	158,103
3.600%, 4/7/32	225,000	204,946
6.092%, 10/3/33(x)	250,000	262,863
Citibank NA
5.803%, 9/29/28	1,000,000	1,040,292
5.570%, 4/30/34	1,500,000	1,537,060
Citigroup, Inc.
3.400%, 5/1/26	2,500,000	2,473,766
(SOFR + 0.77%), 1.462%, 6/9/27(k)(x)	1,375,000	1,323,558
4.450%, 9/29/27	1,250,000	1,242,431
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	971,288
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	715,121
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,430,199
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)	2,000,000	1,963,380
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)(x)	1,750,000	1,693,654
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,149,551
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,350,202
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,776,376
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	724,214
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	763,328
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	696,777
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,369,935
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	489,100
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	731,365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34(k)	3,000,000	3,007,410
(SOFR + 2.06%), 5.827%, 2/13/35(k)	3,000,000	2,982,066
(SOFR + 1.45%), 5.449%, 6/11/35(k)	1,000,000	999,074
(SOFR + 1.83%), 6.020%, 1/24/36(k)	320,000	322,088
(SOFR + 1.47%), 5.333%, 3/27/36(k)	750,000	740,779
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	500,000	475,955
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	498,455
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	488,087
2.500%, 2/6/30	150,000	133,188
3.250%, 4/30/30	470,000	429,787
(SOFR + 1.91%), 5.718%, 7/23/32(k)	300,000	304,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)(x)	$500,000	$487,852
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	240,786
Comerica, Inc.
4.000%, 2/1/29	450,000	432,388
Cooperatieve Rabobank UA
3.750%, 7/21/26	815,000	803,645
4.494%, 10/17/29	1,200,000	1,197,170
Discover Bank
3.450%, 7/27/26	840,000	824,863
4.650%, 9/13/28	625,000	618,266
2.700%, 2/6/30	250,000	223,396
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	295,465
3.950%, 3/14/28	750,000	734,786
(SOFR + 1.36%), 4.055%, 4/25/28(k)(x)	290,000	286,187
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	109,704
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	496,774
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	235,472
Fifth Third Bank NA
2.250%, 2/1/27	300,000	287,731
First Citizens BancShares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40(k)	500,000	489,197
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,750,000	1,775,890
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28(k)	1,250,000	1,233,232
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	998,393
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	499,559
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	393,277
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,109,402
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	412,173
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,120,219
(SOFR + 1.29%), 5.286%, 11/19/30(k)	2,000,000	2,016,574
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,127,600
(SOFR + 1.52%), 5.733%, 5/17/32(k)	370,000	379,754
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	518,751
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	684,876
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	399,299
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	494,286
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	788,119
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	1,039,963
(SOFR + 3.02%), 7.399%, 11/13/34(k)	1,000,000	1,092,295
(SOFR + 1.78%), 5.719%, 3/4/35(k)	750,000	766,025
(SOFR + 1.90%), 5.874%, 11/18/35(k)	2,000,000	1,975,471
(SOFR + 1.56%), 5.450%, 3/3/36(k)	460,000	454,751
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	248,031
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	519,668
2.550%, 2/4/30	500,000	447,170
(SOFR + 1.28%), 5.272%, 1/15/31(k)	1,000,000	1,008,460
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	409,891
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	410,873
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	249,111
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	491,125
ING Groep NV
3.950%, 3/29/27	1,250,000	1,233,512
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	364,123
(SOFR + 1.56%), 6.083%, 9/11/27(k)	250,000	254,846
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	494,169
4.050%, 4/9/29	560,000	544,733
(SOFR + 1.44%), 5.335%, 3/19/30(k)	1,000,000	1,015,948
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	233,084
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	328,907
(SOFR + 1.77%), 5.550%, 3/19/35(k)	750,000	752,725
(SOFR + 1.61%), 5.525%, 3/25/36(k)	425,000	423,362
JPMorgan Chase & Co.
3.300%, 4/1/26	2,000,000	1,979,118
3.200%, 6/15/26	1,750,000	1,727,493
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,147,629
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	883,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.17%), 2.947%, 2/24/28(k)	$300,000	$291,186
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	994,584
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,694,085
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,662,699
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,609,463
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,470,833
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,025,746
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)(x)	1,500,000	1,478,565
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,273,194
(SOFR + 1.57%), 6.087%, 10/23/29(k)	865,000	904,218
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	992,246
(SOFR + 1.16%), 5.581%, 4/22/30(k)	2,435,000	2,509,518
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	599,944
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	549,248
(SOFR + 1.13%), 4.995%, 7/22/30(k)	500,000	503,982
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,586,089
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	815,000	739,237
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,057,789
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	636,394
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,010,028
(SOFR + 1.18%), 2.545%, 11/8/32(k)(x)	2,750,000	2,374,652
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	615,729
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	810,516
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	984,662
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	976,987
(SOFR + 1.81%), 6.254%, 10/23/34(k)	800,000	857,650
(SOFR + 1.62%), 5.336%, 1/23/35(k)	4,000,000	4,014,846
(SOFR + 1.49%), 5.766%, 4/22/35(k)	2,000,000	2,068,497
(SOFR + 1.46%), 5.294%, 7/22/35(k)	2,000,000	2,001,921
(SOFR + 1.34%), 4.946%, 10/22/35(k)	375,000	365,448
(SOFR + 1.32%), 5.502%, 1/24/36(k)	665,000	676,083
KeyBank NA
3.400%, 5/20/26	1,000,000	984,550
4.390%, 12/14/27	100,000	99,091
4.900%, 8/8/32	500,000	475,806
5.000%, 1/26/33	500,000	486,100
KeyCorp
2.250%, 4/6/27	750,000	714,250
Korea Development Bank (The)
0.800%, 4/27/26	300,000	288,534
0.800%, 7/19/26	500,000	477,515
1.000%, 9/9/26	400,000	381,248
1.375%, 4/25/27	500,000	470,540
4.375%, 2/15/28	525,000	525,157
1.625%, 1/19/31	500,000	426,065
2.000%, 10/25/31	500,000	428,195
4.250%, 9/8/32	500,000	483,215
5.625%, 10/23/33	400,000	420,980
Kreditanstalt fuer Wiederaufbau
3.625%, 4/1/26	955,000	950,045
4.625%, 8/7/26	1,250,000	1,259,291
4.375%, 3/1/27	5,000,000	5,030,446
3.000%, 5/20/27	1,575,000	1,543,012
3.750%, 2/15/28	1,420,000	1,431,008
2.875%, 4/3/28(x)	1,750,000	1,694,581
3.875%, 5/15/28	1,000,000	995,723
3.875%, 6/15/28	735,000	732,381
4.000%, 3/15/29(x)	5,000,000	4,992,496
1.750%, 9/14/29	525,000	476,227
4.625%, 3/18/30(x)	1,000,000	1,023,304
0.750%, 9/30/30(x)	400,000	334,803
4.125%, 7/15/33	1,200,000	1,183,448
4.375%, 2/28/34	1,500,000	1,504,453
Landwirtschaftliche Rentenbank
1.750%, 7/27/26	500,000	485,141
4.625%, 4/17/29	450,000	459,707
0.875%, 9/3/30	750,000	631,135
5.000%, 10/24/33(x)	750,000	781,582
Lloyds Banking Group plc
3.750%, 1/11/27	1,385,000	1,364,817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27(k)	220,000	223,472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	392,526
4.375%, 3/22/28	1,350,000	1,335,240
4.550%, 8/16/28	850,000	844,499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	515,401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	1,000,000	1,004,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	$335,000	$332,202
(SOFR + 2.26%), 6.082%, 3/13/32(k)	1,000,000	1,031,622
(SOFR + 1.61%), 5.385%, 1/16/36(k)	125,000	122,817
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	319,362
4.700%, 1/27/28	500,000	499,407
Mitsubishi UFJ Financial Group, Inc.
2.757%, 9/13/26	1,250,000	1,219,978
3.677%, 2/22/27	1,000,000	985,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	480,955
3.287%, 7/25/27(x)	1,000,000	974,887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,433,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	577,411
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	403,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)(x)	400,000	407,453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	209,651
3.741%, 3/7/29	750,000	726,963
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)(x)	215,000	218,252
3.195%, 7/18/29	1,000,000	940,740
2.559%, 2/25/30	1,000,000	901,219
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30(k)	500,000	508,664
2.048%, 7/17/30	460,000	399,396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	435,717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	399,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	610,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	203,283
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)	290,000	294,185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	1,000,000	1,010,794
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	210,322
Mizuho Financial Group, Inc.
2.839%, 9/13/26	850,000	829,972
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	481,203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	721,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	513,361
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)	1,000,000	983,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	469,145
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)	300,000	305,935
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	698,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	517,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)	$500,000	$435,577
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	256,785
2.564%, 9/13/31	310,000	265,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	638,999
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35(k)(x)	1,000,000	1,018,739
Morgan Stanley Bank NA
4.754%, 4/21/26	360,000	360,997
National Australia Bank Ltd.
2.500%, 7/12/26	1,500,000	1,468,041
3.905%, 6/9/27	500,000	495,392
4.944%, 1/12/28	300,000	304,408
4.900%, 6/13/28	500,000	507,337
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27(k)(x)	400,000	404,833
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,754,853
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	1,011,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	284,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	203,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	751,880
4.445%, 5/8/30	750,000	733,612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	207,922
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,000,000	1,017,640
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	404,930
4.250%, 3/1/28	545,000	548,059
4.125%, 1/18/29	1,000,000	1,001,483
PNC Bank NA
3.100%, 10/25/27	500,000	482,965
2.700%, 10/22/29	395,000	360,921
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	350,000	342,137
1.150%, 8/13/26	500,000	478,842
3.150%, 5/19/27	750,000	729,151
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27(k)	355,000	365,434
3.450%, 4/23/29	750,000	718,605
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	452,086
2.550%, 1/22/30	750,000	680,870
(SOFR + 1.20%), 5.492%, 5/14/30(k)	250,000	256,104
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	858,277
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	475,076
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	206,510
(SOFR + 1.95%), 5.939%, 8/18/34(k)	750,000	776,644
(SOFR + 2.28%), 6.875%, 10/20/34(k)	400,000	439,841
(SOFR + 1.90%), 5.676%, 1/22/35(k)	1,000,000	1,020,235
(SOFR + 1.60%), 5.401%, 7/23/35(k)	2,000,000	2,001,015
(SOFR + 1.39%), 5.575%, 1/29/36(k)	125,000	126,965
Regions Financial Corp.
1.800%, 8/12/28(x)	500,000	454,493
(SOFR + 1.49%), 5.722%, 6/6/30(k)	180,000	184,126
(SOFR + 2.06%), 5.502%, 9/6/35(k)	165,000	162,172
Royal Bank of Canada
1.200%, 4/27/26	750,000	725,236
1.150%, 7/14/26(x)	750,000	720,373
5.200%, 7/20/26	500,000	505,208
1.400%, 11/2/26(x)	500,000	477,487
2.050%, 1/21/27	500,000	480,041
3.625%, 5/4/27(x)	500,000	492,427
4.240%, 8/3/27	500,000	497,913
(United States SOFR Compounded Index + 0.72%), 4.510%, 10/18/27(k)	320,000	319,775
4.900%, 1/12/28(x)	500,000	505,211
5.200%, 8/1/28(x)	500,000	509,812
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28(k)(x)	320,000	318,944
(SOFR + 1.10%), 4.969%, 8/2/30(k)	280,000	281,173
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30(k)	400,000	396,423
2.300%, 11/3/31(x)	500,000	427,489
5.000%, 5/2/33	500,000	497,770
5.150%, 2/1/34(x)	3,000,000	3,018,294
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	480,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.25%), 2.490%, 1/6/28(k)	$260,000	$249,020
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	129,305
(SOFR + 2.70%), 6.565%, 6/12/29(k)	500,000	517,623
(SOFR + 1.94%), 5.353%, 9/6/30(k)	1,000,000	995,001
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	962,724
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	479,875
3.823%, 11/3/28	750,000	729,000
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	244,043
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	440,028
Sumitomo Mitsui Financial Group, Inc.
1.402%, 9/17/26	1,000,000	956,520
3.010%, 10/19/26	1,000,000	977,577
2.174%, 1/14/27	220,000	211,217
3.364%, 7/12/27(x)	750,000	732,962
3.352%, 10/18/27	750,000	728,324
5.800%, 7/13/28	500,000	517,389
4.306%, 10/16/28	750,000	740,821
2.472%, 1/14/29	500,000	462,065
3.040%, 7/16/29	1,000,000	931,281
2.724%, 9/27/29	350,000	320,955
5.710%, 1/13/30	320,000	332,191
2.750%, 1/15/30(x)	400,000	364,141
2.130%, 7/8/30	750,000	655,092
5.852%, 7/13/30	500,000	523,783
1.710%, 1/12/31	500,000	421,355
2.222%, 9/17/31(x)	1,000,000	846,539
5.766%, 1/13/33	1,500,000	1,556,169
5.776%, 7/13/33	500,000	519,343
5.808%, 9/14/33	200,000	208,585
5.632%, 1/15/35	1,000,000	1,020,789
Synovus Bank
5.625%, 2/15/28	250,000	250,937
Toronto-Dominion Bank (The)
1.200%, 6/3/26(x)	1,025,000	986,675
5.532%, 7/17/26	400,000	405,081
1.250%, 9/10/26	750,000	716,269
5.264%, 12/11/26	260,000	263,166
1.950%, 1/12/27	500,000	478,099
2.800%, 3/10/27	500,000	484,392
4.108%, 6/8/27(x)	500,000	495,745
4.693%, 9/15/27(x)	400,000	401,244
5.523%, 7/17/28(x)	400,000	410,145
2.000%, 9/10/31	500,000	423,894
(USD Swap Semi 5 Year +2.21%), 3.625%, 9/15/31(k)	1,000,000	979,045
2.450%, 1/12/32(x)	500,000	426,541
3.200%, 3/10/32	500,000	444,121
4.456%, 6/8/32(x)	265,000	254,659
Truist Bank
3.800%, 10/30/26	300,000	295,900
2.250%, 3/11/30	535,000	467,842
Truist Financial Corp.
(SOFR + 2.05%), 6.047%, 6/8/27(k)	115,000	116,904
(SOFR + 1.37%), 4.123%, 6/6/28(k)	315,000	311,730
(SOFR + 1.44%), 4.873%, 1/26/29(k)	205,000	205,646
3.875%, 3/19/29	750,000	724,912
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	342,866
1.950%, 6/5/30	335,000	291,253
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	474,074
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	200,450
(SOFR + 2.36%), 5.867%, 6/8/34(k)	500,000	513,080
(SOFR + 1.92%), 5.711%, 1/24/35(k)	2,000,000	2,034,883
US Bancorp
3.100%, 4/27/26	1,415,000	1,395,619
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	383,422
3.900%, 4/26/28	650,000	638,988
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	499,989
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	499,351
(SOFR + 2.02%), 5.775%, 6/12/29(k)	500,000	514,404
1.375%, 7/22/30	600,000	504,914
(SOFR + 1.25%), 5.100%, 7/23/30(k)	415,000	418,496
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	341,735
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	334,755
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	482,433
(SOFR + 2.26%), 5.836%, 6/12/34(k)	750,000	769,771
(SOFR + 1.86%), 5.678%, 1/23/35(k)	2,000,000	2,035,139
(SOFR + 1.41%), 5.424%, 2/12/36(k)	190,000	190,573
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	826,618
Webster Financial Corp.
4.100%, 3/25/29	500,000	479,100
Wells Fargo & Co.
3.000%, 4/22/26	4,000,000	3,944,838
3.000%, 10/23/26	1,500,000	1,466,785
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	1,110,000	1,091,456
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	695,496
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	8,035,000	7,863,057
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	962,702
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	666,195
(SOFR + 1.74%), 5.574%, 7/25/29(k)	435,000	445,548
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,151,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	$2,625,000	$2,359,393
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,911,636
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	614,147
(SOFR + 2.02%), 5.389%, 4/24/34(k)	325,000	326,799
(SOFR + 1.99%), 5.557%, 7/25/34(k)	600,000	606,831
(SOFR + 2.06%), 6.491%, 10/23/34(k)	1,430,000	1,537,107
(SOFR + 1.78%), 5.499%, 1/23/35(k)	2,000,000	2,015,582
(SOFR + 1.38%), 5.211%, 12/3/35(k)	285,000	282,634
Wells Fargo Bank NA
5.450%, 8/7/26	1,250,000	1,266,894
5.254%, 12/11/26	600,000	607,669
Westpac Banking Corp.
2.850%, 5/13/26	750,000	738,284
1.150%, 6/3/26	500,000	482,123
3.350%, 3/8/27	1,250,000	1,227,912
4.043%, 8/26/27	1,500,000	1,494,801
1.953%, 11/20/28	500,000	457,221
5.050%, 4/16/29	500,000	510,957
2.650%, 1/16/30	350,000	321,205
2.150%, 6/3/31	500,000	434,047
6.820%, 11/17/33	1,250,000	1,356,839
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,733,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35(k)	1,400,000	1,383,919
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	242,252
Zions Bancorp NA
3.250%, 10/29/29	500,000	449,716
(SOFR + 2.83%), 6.816%, 11/19/35(k)	250,000	254,240

		388,142,121

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	193,341
5.500%, 8/20/34	250,000	244,719
Ameriprise Financial, Inc.
2.875%, 9/15/26(x)	500,000	489,808
4.500%, 5/13/32(x)	90,000	87,418
Apollo Debt Solutions BDC
6.700%, 7/29/31	400,000	411,465
Ares Capital Corp.
2.150%, 7/15/26	285,000	274,733
7.000%, 1/15/27	110,000	113,234
2.875%, 6/15/27	500,000	477,146
2.875%, 6/15/28	500,000	464,757
5.950%, 7/15/29	315,000	319,205
3.200%, 11/15/31	500,000	431,051
Ares Strategic Income Fund
6.350%, 8/15/29§	500,000	506,953
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	500,000	478,798
Bank of New York Mellon Corp. (The)
2.800%, 5/4/26	750,000	738,204
1.050%, 10/15/26	1,000,000	952,098
2.050%, 1/26/27	400,000	384,095
(SOFR + 1.03%), 4.947%, 4/26/27(k)	230,000	231,062
3.250%, 5/16/27	700,000	684,646
3.850%, 4/28/28(x)	850,000	838,913
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	494,748
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	249,872
3.850%, 4/26/29	500,000	487,387
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	144,607
1.650%, 1/28/31	500,000	425,274
1.800%, 7/28/31	750,000	635,862
2.500%, 1/26/32	200,000	172,806
(SOFR + 1.23%), 5.060%, 7/22/32(k)	300,000	302,550
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	477,134
(SOFR + 1.85%), 6.474%, 10/25/34(k)	1,000,000	1,088,159
(SOFR + 1.42%), 5.188%, 3/14/35(k)	1,000,000	1,001,966
Series J
1.900%, 1/25/29	500,000	454,773
(SOFR + 1.61%), 4.967%, 4/26/34(k)	350,000	345,484
BGC Group, Inc.
8.000%, 5/25/28	500,000	534,187
6.600%, 6/10/29	185,000	189,511
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,005,351
BlackRock TCP Capital Corp.
6.950%, 5/30/29	235,000	234,413
Blackrock, Inc.
3.200%, 3/15/27	347,000	340,515
3.250%, 4/30/29(x)	445,000	425,815
4.750%, 5/25/33	900,000	896,342
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	955,784
3.250%, 3/15/27	500,000	481,186
4.000%, 1/15/29	250,000	236,733
6.000%, 11/22/34§	500,000	480,654
Blackstone Secured Lending Fund
2.125%, 2/15/27(x)	500,000	472,892
2.850%, 9/30/28	500,000	457,022
Blue Owl Capital Corp.
3.400%, 7/15/26	500,000	487,319
2.875%, 6/11/28	750,000	687,172
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	296,066
7.950%, 6/13/28	500,000	529,882
6.600%, 9/15/29§	185,000	187,721
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	490,901
4.350%, 4/15/30	2,000,000	1,952,751
2.724%, 4/15/31	230,000	203,099
Cboe Global Markets, Inc.
3.650%, 1/12/27(x)	650,000	642,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 3/16/32	$500,000	$445,530
Charles Schwab Corp. (The)
1.150%, 5/13/26	375,000	361,738
5.875%, 8/24/26	335,000	341,132
3.200%, 3/2/27	500,000	489,139
2.450%, 3/3/27	210,000	202,572
3.300%, 4/1/27	455,000	445,603
2.000%, 3/20/28	1,200,000	1,118,703
(SOFR + 2.21%), 5.643%, 5/19/29(k)	500,000	515,410
3.250%, 5/22/29	500,000	475,371
(SOFR + 1.88%), 6.196%, 11/17/29(k)(x)	280,000	294,660
2.300%, 5/13/31	750,000	653,045
2.900%, 3/3/32	280,000	244,982
(SOFR + 2.50%), 5.853%, 5/19/34(k)	250,000	259,452
(SOFR + 2.01%), 6.136%, 8/24/34(k)	500,000	530,575
CI Financial Corp.
3.200%, 12/17/30	565,000	492,381
CME Group, Inc.
3.750%, 6/15/28	350,000	345,418
2.650%, 3/15/32	355,000	310,594
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	495,000	508,647
5.371%, 9/9/27	500,000	509,707
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	489,607
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	962,201
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	156,649
5.414%, 5/10/29(x)	280,000	286,630
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,167,392
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	236,115
(SOFR + 2.05%), 5.403%, 9/11/35(k)	220,000	213,476
Eaton Vance Corp.
3.500%, 4/6/27	250,000	245,284
Franklin Resources, Inc.
1.600%, 10/30/30(x)	600,000	508,262
FS KKR Capital Corp.
2.625%, 1/15/27	500,000	476,047
3.250%, 7/15/27	500,000	477,634
3.125%, 10/12/28	300,000	272,698
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	1,815,000	1,787,374
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,194,833
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	1,015,248
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	438,324
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	980,181
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	1,000,000	980,298
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	2,000,000	1,968,931
2.600%, 2/7/30	6,515,000	5,887,716
(SOFR + 1.27%), 5.727%, 4/25/30(k)	300,000	309,258
(SOFR + 1.21%), 5.049%, 7/23/30(k)	345,000	347,471
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	482,410
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	933,237
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,829,636
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	620,084
(SOFR + 1.41%), 3.102%, 2/24/33(k)(x)	1,000,000	877,021
(SOFR + 1.95%), 6.561%, 10/24/34(k)(x)	3,000,000	3,271,186
(SOFR + 1.55%), 5.851%, 4/25/35(k)	1,000,000	1,027,293
(SOFR + 1.55%), 5.330%, 7/23/35(k)	1,500,000	1,484,660
(SOFR + 1.42%), 5.016%, 10/23/35(k)	1,790,000	1,736,289
(SOFR + 1.38%), 5.536%, 1/28/36(k)	525,000	529,858
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	470,029
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	322,422
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	505,367
Intercontinental Exchange, Inc.
4.000%, 9/15/27	600,000	594,324
3.750%, 9/21/28	535,000	521,842
4.350%, 6/15/29	250,000	247,704
5.250%, 6/15/31	275,000	280,967
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	665,630
5.875%, 7/21/28	270,000	277,049
2.625%, 10/15/31	1,500,000	1,265,893
Lazard Group LLC
4.500%, 9/19/28	350,000	345,328
4.375%, 3/11/29	500,000	490,148
LPL Holdings, Inc.
5.650%, 3/15/35(x)	500,000	495,556
Main Street Capital Corp.
3.000%, 7/14/26	325,000	314,754
6.500%, 6/4/27	65,000	66,342
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,060,665
4.250%, 8/8/32	250,000	239,250
Morgan Stanley
3.125%, 7/27/26	3,000,000	2,947,462
3.625%, 1/20/27	4,000,000	3,952,655
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,645,896
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,923,294
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	997,931
(SOFR + 1.61%), 4.210%, 4/20/28(k)(x)	870,000	861,870
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,039,608
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	1,800,000	1,755,610
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	506,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.59%), 5.164%, 4/20/29(k)	$765,000	$774,698
(SOFR + 1.63%), 5.449%, 7/20/29(k)	430,000	438,423
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	950,000	936,040
(SOFR + 1.26%), 5.656%, 4/18/30(k)	665,000	683,792
(SOFR + 1.22%), 5.042%, 7/19/30(k)	225,000	226,564
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,749,051
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,885,279
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,696,680
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	789,804
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	716,588
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	735,330
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	986,827
(SOFR + 1.87%), 5.250%, 4/21/34(k)	910,000	906,078
(SOFR + 1.88%), 5.424%, 7/21/34(k)	560,000	563,004
(SOFR + 1.73%), 5.466%, 1/18/35(k)	2,000,000	2,011,792
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,500,000	1,551,300
(SOFR + 1.42%), 5.587%, 1/18/36(k)	625,000	636,415
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	1,032,795
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	767,077
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	502,988
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	3,000,000	3,024,551
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	116,025
Nasdaq, Inc.
3.850%, 6/30/26	145,000	143,809
5.350%, 6/28/28	225,000	229,946
1.650%, 1/15/31	750,000	632,449
5.550%, 2/15/34(x)	2,000,000	2,040,605
Nomura Holdings, Inc.
2.329%, 1/22/27(x)	500,000	479,395
5.386%, 7/6/27(x)	500,000	506,731
5.842%, 1/18/28	200,000	204,937
6.070%, 7/12/28	500,000	518,646
2.710%, 1/22/29(x)	500,000	462,767
3.103%, 1/16/30	750,000	690,812
2.679%, 7/16/30	1,000,000	891,488
2.608%, 7/14/31	685,000	589,919
2.999%, 1/22/32	500,000	434,570
6.181%, 1/18/33	200,000	210,802
6.087%, 7/12/33	500,000	524,143
Northern Trust Corp.
4.000%, 5/10/27	335,000	332,922
3.650%, 8/3/28	500,000	488,350
3.150%, 5/3/29	500,000	475,644
1.950%, 5/1/30	560,000	494,183
3.375%, 5/8/32	468,000	451,922
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	474,319
7.100%, 2/15/29	500,000	513,935
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	122,021
S&P Global, Inc.
2.450%, 3/1/27	235,000	227,377
2.700%, 3/1/29	500,000	466,958
1.250%, 8/15/30	975,000	824,373
2.900%, 3/1/32	350,000	311,548
5.250%, 9/15/33	635,000	647,994
Sixth Street Lending Partners
6.500%, 3/11/29	355,000	362,250
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	299,533
6.950%, 8/14/28	355,000	367,979
Stifel Financial Corp.
4.000%, 5/15/30	500,000	476,735
UBS AG
1.250%, 8/7/26	600,000	574,724
5.000%, 7/9/27	500,000	504,986
7.500%, 2/15/28	400,000	430,034
5.650%, 9/11/28	500,000	515,554
UBS Group AG
4.550%, 4/17/26	2,000,000	2,001,081

		137,978,560

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
4.450%, 4/3/26	500,000	498,833
2.450%, 10/29/26	795,000	767,730
3.650%, 7/21/27	1,000,000	974,492
4.625%, 10/15/27	500,000	497,191
3.875%, 1/23/28	500,000	487,394
5.750%, 6/6/28	210,000	215,592
3.000%, 10/29/28	390,000	366,132
4.625%, 9/10/29	1,500,000	1,480,671
6.150%, 9/30/30	365,000	383,566
4.950%, 9/10/34	335,000	320,735
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	2,000,000	2,039,095
Ally Financial, Inc.
4.750%, 6/9/27	500,000	499,365
2.200%, 11/2/28	250,000	226,610
(SOFR + 3.26%), 6.992%, 6/13/29(k)	625,000	651,034
(SOFR + 2.29%), 6.184%, 7/26/35(k)	1,000,000	987,075
American Express Co.
3.125%, 5/20/26	500,000	493,087
1.650%, 11/4/26	1,460,000	1,398,888
2.550%, 3/4/27	335,000	323,771
3.300%, 5/3/27	1,150,000	1,125,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.97%), 5.389%, 7/28/27(k)	$500,000	$504,823
(SOFR + 0.93%), 5.043%, 7/26/28(k)	375,000	378,943
4.050%, 5/3/29	335,000	330,633
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29(k)(x)	500,000	509,894
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30(k)	500,000	515,571
(SOFR + 1.94%), 6.489%, 10/30/31(k)	335,000	361,028
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	259,501
(SOFR + 1.84%), 5.043%, 5/1/34(k)(x)	750,000	746,190
(SOFR + 1.42%), 5.284%, 7/26/35(k)(x)	1,500,000	1,493,461
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)	185,000	186,527
American Honda Finance Corp.
5.250%, 7/7/26	300,000	302,483
1.300%, 9/9/26	415,000	396,960
2.300%, 9/9/26	720,000	698,094
2.350%, 1/8/27	500,000	482,005
4.700%, 1/12/28	350,000	351,352
5.125%, 7/7/28	500,000	507,342
4.600%, 4/17/30	500,000	493,993
5.850%, 10/4/30	440,000	461,673
1.800%, 1/13/31	350,000	295,428
5.050%, 7/10/31	500,000	502,336
4.900%, 1/10/34(x)	1,000,000	972,501
5.200%, 3/5/35	500,000	493,320
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	277,764
Capital One Financial Corp.
3.750%, 3/9/27	1,150,000	1,127,662
3.650%, 5/11/27	500,000	488,763
3.800%, 1/31/28	1,000,000	975,944
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	500,958
(SOFR + 2.64%), 6.312%, 6/8/29(k)	335,000	347,478
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	467,062
(SOFR + 2.60%), 5.247%, 7/26/30(k)(x)	500,000	501,275
(SOFR + 1.56%), 5.463%, 7/26/30(k)	200,000	202,069
(SOFR + 3.07%), 7.624%, 10/30/31(k)	715,000	794,330
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	816,087
(SOFR + 1.27%), 2.618%, 11/2/32(k)	1,000,000	850,491
(SOFR + 2.37%), 5.268%, 5/10/33(k)	500,000	489,510
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	502,905
(SOFR + 2.86%), 6.377%, 6/8/34(k)	335,000	348,481
(SOFR + 2.04%), 6.183%, 1/30/36(k)	200,000	198,254
Caterpillar Financial Services Corp.
2.400%, 8/9/26	250,000	243,879
1.150%, 9/14/26	400,000	382,381
1.700%, 1/8/27	355,000	339,543
3.600%, 8/12/27	500,000	492,327
4.700%, 11/15/29	2,000,000	2,021,458
Discover Financial Services
4.100%, 2/9/27	565,000	559,093
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	1,000,000	1,135,775
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	1,977,525
6.050%, 3/5/31	3,000,000	2,951,685
6.054%, 11/5/31	1,000,000	980,000
7.122%, 11/7/33	2,805,000	2,866,429
6.125%, 3/8/34	3,000,000	2,871,480
General Motors Financial Co., Inc.
5.400%, 4/6/26	185,000	185,687
1.500%, 6/10/26	750,000	720,562
4.000%, 10/6/26	750,000	740,368
4.350%, 1/17/27	835,000	826,261
2.350%, 2/26/27	500,000	476,221
5.000%, 4/9/27	450,000	450,251
3.850%, 1/5/28	500,000	483,920
6.000%, 1/9/28	200,000	204,763
2.400%, 4/10/28	600,000	554,905
5.800%, 6/23/28	500,000	509,867
2.400%, 10/15/28	500,000	456,738
5.650%, 1/17/29	350,000	354,437
4.300%, 4/6/29	500,000	481,238
5.850%, 4/6/30	295,000	299,346
2.350%, 1/8/31	500,000	421,882
2.700%, 6/10/31	750,000	637,707
5.600%, 6/18/31	155,000	154,817
6.400%, 1/9/33	700,000	718,866
6.100%, 1/7/34	1,000,000	1,002,307
5.450%, 9/6/34	220,000	210,699
5.900%, 1/7/35(x)	500,000	494,731
John Deere Capital Corp.
4.750%, 6/8/26	215,000	216,144
2.650%, 6/10/26	500,000	490,783
5.150%, 9/8/26	500,000	506,250
2.350%, 3/8/27	250,000	241,122
1.750%, 3/9/27	175,000	167,031
2.800%, 9/8/27(x)	400,000	386,614
3.050%, 1/6/28	500,000	485,338
4.750%, 1/20/28	530,000	537,536
4.900%, 3/3/28(x)	300,000	305,436
4.950%, 7/14/28	785,000	798,902
3.450%, 3/7/29	270,000	260,529
4.850%, 6/11/29	500,000	506,952
2.800%, 7/18/29	325,000	304,331
4.850%, 10/11/29	500,000	509,530
2.450%, 1/9/30	290,000	265,522
4.700%, 6/10/30	415,000	418,187
4.350%, 9/15/32	375,000	364,429
5.100%, 4/11/34	1,000,000	1,005,486
Series I
5.150%, 9/8/33(x)	500,000	507,017
Series MTN1
5.050%, 6/12/34	1,000,000	1,003,284
PACCAR Financial Corp.
1.100%, 5/11/26	350,000	337,787
5.050%, 8/10/26	220,000	222,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 2/4/27	$350,000	$335,704
4.600%, 1/10/28	100,000	100,693
4.950%, 8/10/28	500,000	507,957
Synchrony Financial
3.700%, 8/4/26	500,000	490,446
3.950%, 12/1/27	1,500,000	1,461,588
5.150%, 3/19/29	250,000	248,396
2.875%, 10/28/31(x)	250,000	211,472
Toyota Motor Credit Corp.
5.000%, 8/14/26	1,000,000	1,008,461
1.150%, 8/13/27(x)	590,000	547,552
3.050%, 1/11/28	500,000	482,130
4.625%, 1/12/28	320,000	321,596
1.900%, 4/6/28	600,000	556,918
5.250%, 9/11/28	750,000	768,513
3.650%, 1/8/29	500,000	484,995
5.050%, 5/16/29(x)	500,000	508,321
4.450%, 6/29/29	500,000	497,657
2.150%, 2/13/30	500,000	446,099
4.550%, 5/17/30	750,000	744,518
1.650%, 1/10/31	550,000	464,225
2.400%, 1/13/32	500,000	427,950
4.700%, 1/12/33	350,000	344,514
4.800%, 1/5/34	1,500,000	1,469,031
5.350%, 1/9/35	300,000	303,526

		83,649,809

Financial Services (0.5%)
Block Financial LLC
2.500%, 7/15/28	350,000	323,241
3.875%, 8/15/30	230,000	215,648
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,209,701
Fidelity National Information Services, Inc.
1.650%, 3/1/28	215,000	197,687
5.100%, 7/15/32	500,000	501,043
Fiserv, Inc.
3.200%, 7/1/26	250,000	245,754
2.250%, 6/1/27	1,000,000	953,221
5.375%, 8/21/28	500,000	510,781
4.200%, 10/1/28	465,000	457,238
3.500%, 7/1/29	890,000	846,446
2.650%, 6/1/30	1,500,000	1,349,507
5.600%, 3/2/33	225,000	229,865
5.625%, 8/21/33	500,000	511,491
5.150%, 8/12/34	500,000	493,254
Global Payments, Inc.
2.150%, 1/15/27	500,000	478,187
4.950%, 8/15/27(x)	315,000	317,092
4.450%, 6/1/28	500,000	495,131
5.300%, 8/15/29	300,000	304,158
2.900%, 5/15/30	235,000	212,740
2.900%, 11/15/31	500,000	436,734
5.400%, 8/15/32	500,000	503,992
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34§	125,000	123,101
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	281,650
5.670%, 6/8/32	250,000	254,088
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,127,464
3.500%, 2/26/28	140,000	137,378
4.875%, 3/9/28	355,000	360,733
2.950%, 6/1/29	700,000	662,251
2.000%, 11/18/31	500,000	424,501
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26	500,000	479,736
3.050%, 4/25/27	350,000	340,688
3.400%, 2/7/28	500,000	485,903
4.800%, 3/15/28	145,000	146,344
5.050%, 9/15/28	1,250,000	1,270,015
3.900%, 11/1/28	250,000	244,463
5.150%, 6/15/29	500,000	509,431
5.800%, 1/15/33	165,000	171,923
5.000%, 8/15/34	600,000	592,287
ORIX Corp.
3.700%, 7/18/27	400,000	392,131
5.000%, 9/13/27	200,000	201,736
2.250%, 3/9/31	350,000	301,373
4.000%, 4/13/32(x)	250,000	234,138
5.200%, 9/13/32	200,000	199,945
5.400%, 2/25/35	200,000	200,384
PayPal Holdings, Inc.
2.650%, 10/1/26	335,000	326,580
3.900%, 6/1/27	180,000	178,114
2.300%, 6/1/30	1,000,000	892,664
4.400%, 6/1/32	500,000	485,190
Private Export Funding Corp.
4.500%, 2/7/27§	625,000	627,893
Shell International Finance BV
2.875%, 5/10/26(x)	1,250,000	1,231,418
2.500%, 9/12/26	1,000,000	976,358
Synchrony Bank
5.625%, 8/23/27	250,000	253,041
Visa, Inc.
0.750%, 8/15/27	465,000	429,132
2.750%, 9/15/27	300,000	290,105
Voya Financial, Inc.
3.650%, 6/15/26	625,000	618,659
5.000%, 9/20/34	110,000	105,635
Western Union Co. (The)
2.750%, 3/15/31	350,000	302,627
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	972,281

		27,624,271

Insurance (0.8%)
Alleghany Corp.
3.625%, 5/15/30	500,000	477,276
Allstate Corp. (The)
3.280%, 12/15/26	500,000	490,137
5.050%, 6/24/29(x)	125,000	126,763
1.450%, 12/15/30	300,000	249,269
5.250%, 3/30/33	390,000	392,883
American International Group, Inc.
5.125%, 3/27/33	665,000	662,493
Aon Corp.
2.850%, 5/28/27	180,000	174,315
4.500%, 12/15/28	650,000	647,265
3.750%, 5/2/29	350,000	337,809
2.800%, 5/15/30	500,000	454,176
2.050%, 8/23/31	750,000	635,297
2.600%, 12/2/31	355,000	307,518
5.000%, 9/12/32	500,000	497,714
Aon North America, Inc.
5.450%, 3/1/34	750,000	761,764
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	493,870
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	319,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Assurant, Inc.
4.900%, 3/27/28	$250,000	$250,873
2.650%, 1/15/32	500,000	421,823
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	193,177
Athene Holding Ltd.
4.125%, 1/12/28	750,000	738,434
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	240,037
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	187,500
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	490,761
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	483,077
1.850%, 3/12/30(x)	165,000	146,818
1.450%, 10/15/30(x)	395,000	338,345
2.875%, 3/15/32	500,000	448,759
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,952,628
5.625%, 5/15/30	145,000	149,565
Brown & Brown, Inc.
4.500%, 3/15/29(x)	300,000	296,541
4.200%, 3/17/32	325,000	304,155
Chubb INA Holdings LLC
3.350%, 5/3/26	410,000	405,418
4.650%, 8/15/29	400,000	401,829
1.375%, 9/15/30	1,665,000	1,408,426
CNA Financial Corp.
3.450%, 8/15/27	500,000	486,898
3.900%, 5/1/29	210,000	203,624
2.050%, 8/15/30	170,000	147,712
Enstar Group Ltd.
4.950%, 6/1/29	350,000	347,638
F&G Annuities & Life, Inc.
6.500%, 6/4/29(x)	85,000	86,268
6.250%, 10/4/34	315,000	304,241
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	250,298
4.625%, 4/29/30	750,000	736,475
3.375%, 3/3/31	355,000	323,074
5.625%, 8/16/32	250,000	253,673
6.000%, 12/7/33	500,000	518,587
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	469,237
3.400%, 6/15/30	300,000	275,490
First American Financial Corp.
4.000%, 5/15/30	180,000	170,922
2.400%, 8/15/31	315,000	264,593
5.450%, 9/30/34	100,000	97,443
Globe Life, Inc.
4.550%, 9/15/28	500,000	498,363
2.150%, 8/15/30	500,000	432,908
4.800%, 6/15/32	150,000	144,950
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	747,759
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	493,317
Kemper Corp.
2.400%, 9/30/30(x)	500,000	431,824
3.800%, 2/23/32	500,000	447,917
Lincoln National Corp.
3.625%, 12/12/26	500,000	492,446
3.400%, 3/1/32	750,000	669,488
Loews Corp.
3.750%, 4/1/26	300,000	297,940
3.200%, 5/15/30	60,000	55,992
Manulife Financial Corp.
2.484%, 5/19/27	350,000	335,837
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	736,166
3.703%, 3/16/32	500,000	460,817
Markel Group, Inc.
3.500%, 11/1/27	350,000	341,330
3.350%, 9/17/29	90,000	85,228
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	696,651
2.375%, 12/15/31	340,000	292,493
5.400%, 9/15/33	1,350,000	1,385,656
Mercury General Corp.
4.400%, 3/15/27	300,000	294,876
MetLife, Inc.
5.375%, 7/15/33(x)	200,000	205,575
Old Republic International Corp.
3.875%, 8/26/26	500,000	494,712
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	334,537
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	341,499
3.700%, 5/15/29	375,000	360,794
2.125%, 6/15/30	750,000	656,279
5.375%, 3/15/33	140,000	141,863
Progressive Corp. (The)
2.500%, 3/15/27	290,000	279,968
3.000%, 3/15/32	350,000	311,501
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	639,645
2.100%, 3/10/30	235,000	209,859
4.500%, 9/15/47	1,075,000	1,038,741
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	166,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	350,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54(k)	750,000	758,157
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,394,265
3.625%, 3/24/32	500,000	459,900
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	169,311
3.150%, 6/15/30	175,000	161,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	$195,000	$189,810
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	475,310
Unum Group
4.000%, 6/15/29	180,000	174,159
Willis North America, Inc.
4.650%, 6/15/27	200,000	199,904
4.500%, 9/15/28	500,000	495,845
2.950%, 9/15/29	540,000	496,243
5.350%, 5/15/33	500,000	502,099

		41,171,552

Total Financials		678,566,313

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 5/14/26	1,500,000	1,480,820
2.950%, 11/21/26	1,430,000	1,399,213
3.200%, 11/21/29	1,790,000	1,687,091
5.050%, 3/15/34	4,000,000	4,015,673
5.200%, 3/15/35	500,000	506,749
Amgen, Inc.
2.600%, 8/19/26	1,150,000	1,122,483
2.200%, 2/21/27	705,000	676,427
3.200%, 11/2/27	1,250,000	1,212,670
5.150%, 3/2/28	800,000	813,422
1.650%, 8/15/28	600,000	546,807
3.000%, 2/22/29	290,000	274,015
4.050%, 8/18/29	500,000	487,999
2.450%, 2/21/30	950,000	855,603
5.250%, 3/2/30	600,000	612,148
3.350%, 2/22/32	290,000	263,963
4.200%, 3/1/33	500,000	471,260
5.250%, 3/2/33	730,000	737,689
Biogen, Inc.
2.250%, 5/1/30	735,000	647,636
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	217,485
1.650%, 10/1/30	2,790,000	2,384,091
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	723,128

		21,136,372

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.750%, 11/30/26	978,000	973,174
1.150%, 1/30/28	170,000	156,993
1.400%, 6/30/30	160,000	138,264
Baxter International, Inc.
2.600%, 8/15/26	500,000	486,446
1.915%, 2/1/27	500,000	476,409
2.272%, 12/1/28	500,000	458,374
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,441,022
4.693%, 2/13/28	375,000	375,838
2.823%, 5/20/30	355,000	323,626
1.957%, 2/11/31	665,000	565,676
4.298%, 8/22/32	105,000	99,918
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	289,756
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	739,962
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,001,858
Smith & Nephew plc
2.032%, 10/14/30	500,000	429,853
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,009,810
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	380,185
Stryker Corp.
3.650%, 3/7/28	600,000	586,229
1.950%, 6/15/30	500,000	437,757
4.625%, 9/11/34	500,000	484,763
5.200%, 2/10/35	235,000	235,685
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	435,641
5.500%, 2/19/35	500,000	505,434

		12,032,673

Health Care Providers & Services (1.0%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	98,062
Series 2020
2.211%, 6/15/30	150,000	133,310
Banner Health
2.338%, 1/1/30	190,000	171,758
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	43,006
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	123,980
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,221,653
5.350%, 11/15/34	750,000	749,146
Cencora, Inc.
3.450%, 12/15/27	400,000	388,700
2.800%, 5/15/30	750,000	684,778
2.700%, 3/15/31	600,000	531,919
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,328,686
2.400%, 3/15/30	2,350,000	2,102,783
2.375%, 3/15/31	450,000	392,383
5.400%, 3/15/33(x)	500,000	508,556
CommonSpirit Health
6.073%, 11/1/27	390,000	402,150
3.347%, 10/1/29	185,000	173,872
2.782%, 10/1/30	340,000	305,022
CVS Health Corp.
2.875%, 6/1/26	1,500,000	1,469,050
3.000%, 8/15/26	250,000	244,666
1.300%, 8/21/27	1,500,000	1,382,993
4.300%, 3/25/28	2,587,000	2,550,997
5.000%, 1/30/29	180,000	180,708
5.400%, 6/1/29	335,000	340,612
3.250%, 8/15/29	335,000	312,329
5.125%, 2/21/30	400,000	401,148
1.750%, 8/21/30	2,000,000	1,688,479
5.250%, 1/30/31	180,000	181,214
5.550%, 6/1/31	2,000,000	2,036,572
5.250%, 2/21/33	400,000	393,220
5.300%, 6/1/33	195,000	192,724
Elevance Health, Inc.
3.650%, 12/1/27	715,000	700,986
5.150%, 6/15/29	310,000	315,614
2.875%, 9/15/29	200,000	185,698
2.250%, 5/15/30	165,000	146,775
2.550%, 3/15/31	750,000	660,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 5/15/32	$1,000,000	$942,338
4.750%, 2/15/33	500,000	487,350
HCA, Inc.
5.250%, 6/15/26	1,000,000	1,002,935
4.500%, 2/15/27	820,000	816,618
3.125%, 3/15/27	235,000	228,115
5.200%, 6/1/28	2,500,000	2,527,339
3.375%, 3/15/29	335,000	316,123
4.125%, 6/15/29	525,000	509,182
2.375%, 7/15/31	750,000	636,428
3.625%, 3/15/32	500,000	449,843
5.450%, 9/15/34	1,000,000	987,343
5.750%, 3/1/35	200,000	201,456
Humana, Inc.
1.350%, 2/3/27	540,000	508,494
3.950%, 3/15/27	375,000	369,453
5.750%, 3/1/28	200,000	205,174
3.700%, 3/23/29	625,000	599,034
3.125%, 8/15/29	625,000	580,135
5.375%, 4/15/31	750,000	753,544
5.875%, 3/1/33	200,000	204,066
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	365,683
Laboratory Corp. of America Holdings
1.550%, 6/1/26	1,070,000	1,032,965
McKesson Corp.
1.300%, 8/15/26	1,665,000	1,596,543
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26(x)	400,000	389,087
Quest Diagnostics, Inc.
3.450%, 6/1/26	775,000	765,905
6.400%, 11/30/33	140,000	151,091
Sutter Health
Series 20A
2.294%, 8/15/30	415,000	367,408
UnitedHealth Group, Inc.
1.150%, 5/15/26	750,000	723,346
3.450%, 1/15/27	750,000	739,302
3.700%, 5/15/27	350,000	345,562
2.950%, 10/15/27	1,000,000	967,934
5.250%, 2/15/28	715,000	732,037
3.875%, 12/15/28	250,000	245,101
4.250%, 1/15/29	500,000	496,777
4.000%, 5/15/29	390,000	382,276
2.875%, 8/15/29	770,000	721,907
2.000%, 5/15/30	395,000	347,862
2.300%, 5/15/31	750,000	655,246
4.950%, 1/15/32	500,000	502,699
4.200%, 5/15/32	315,000	301,291
4.500%, 4/15/33	500,000	480,956
5.150%, 7/15/34	2,000,000	2,001,599
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	597,680
5.050%, 10/15/34(x)	245,000	230,920

		50,210,630

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	160,937
2.100%, 6/4/30	290,000	255,697
2.300%, 3/12/31	750,000	650,789
4.750%, 9/9/34	300,000	289,933
Illumina, Inc.
2.550%, 3/23/31	225,000	193,430
Revvity, Inc.
3.300%, 9/15/29	625,000	583,851
2.550%, 3/15/31	415,000	359,265
2.250%, 9/15/31	355,000	298,692
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	504,000
1.750%, 10/15/28	890,000	813,944
4.977%, 8/10/30	500,000	512,478
5.086%, 8/10/33	700,000	704,707

		5,327,723

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	241,480
4.875%, 3/3/28	500,000	507,565
1.750%, 5/28/28	400,000	369,464
4.900%, 3/3/30	500,000	509,056
2.250%, 5/28/31	325,000	283,460
4.875%, 3/3/33(x)	500,000	501,944
5.000%, 2/26/34(x)	3,000,000	3,015,915
Bristol-Myers Squibb Co.
3.200%, 6/15/26	600,000	592,579
1.125%, 11/13/27	600,000	554,582
3.900%, 2/20/28	2,750,000	2,722,986
3.400%, 7/26/29	773,000	740,186
1.450%, 11/13/30	355,000	300,971
5.900%, 11/15/33	665,000	708,168
5.200%, 2/22/34	3,000,000	3,034,829
Eli Lilly & Co.
3.375%, 3/15/29	258,000	249,027
4.750%, 2/12/30(x)	1,000,000	1,013,412
4.700%, 2/9/34	2,000,000	1,972,270
4.600%, 8/14/34	355,000	347,473
5.100%, 2/12/35	1,000,000	1,015,636
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	492,930
Johnson & Johnson
2.950%, 3/3/27	500,000	489,736
0.950%, 9/1/27	625,000	580,407
4.700%, 3/1/30	1,000,000	1,014,572
1.300%, 9/1/30	705,000	603,996
4.900%, 6/1/31	2,315,000	2,364,286
Merck & Co., Inc.
1.700%, 6/10/27	600,000	568,991
4.050%, 5/17/28	250,000	249,242
1.900%, 12/10/28	300,000	275,241
3.400%, 3/7/29	750,000	723,402
4.300%, 5/17/30	500,000	496,550
1.450%, 6/24/30	895,000	768,974
2.150%, 12/10/31	570,000	489,999
4.500%, 5/17/33(x)	295,000	289,012
Novartis Capital Corp.
2.000%, 2/14/27	750,000	722,048
3.100%, 5/17/27	1,000,000	978,000
4.200%, 9/18/34	1,250,000	1,192,359
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	1,170,000	1,171,606
4.450%, 5/19/28	2,000,000	2,001,242
4.650%, 5/19/30	1,500,000	1,503,224
4.750%, 5/19/33	1,195,000	1,177,139
Pfizer, Inc.
2.750%, 6/3/26	1,000,000	982,878
3.600%, 9/15/28	1,350,000	1,322,774
3.450%, 3/15/29	1,000,000	966,508
1.700%, 5/28/30	250,000	218,042
1.750%, 8/18/31	490,000	413,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Royalty Pharma plc
1.750%, 9/2/27	$455,000	$424,041
5.150%, 9/2/29	390,000	392,087
2.200%, 9/2/30(x)	415,000	358,253
Sanofi SA
3.625%, 6/19/28	750,000	735,061
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,404,591
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,011,746
2.050%, 3/31/30	470,000	413,347
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	453,000	445,920
Viatris, Inc.
2.300%, 6/22/27	375,000	352,787
2.700%, 6/22/30	885,000	770,404
Zoetis, Inc.
3.000%, 9/12/27	500,000	482,683
3.900%, 8/20/28	350,000	342,996
2.000%, 5/15/30	500,000	438,984

		49,310,623

Total Health Care		138,018,021

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
3.100%, 5/1/26	500,000	490,757
2.250%, 6/15/26	300,000	291,101
2.700%, 2/1/27	365,000	351,421
5.040%, 5/1/27	1,500,000	1,506,465
3.250%, 2/1/28	600,000	574,690
3.450%, 11/1/28	300,000	285,509
3.200%, 3/1/29	500,000	468,449
2.950%, 2/1/30	750,000	681,028
5.150%, 5/1/30	1,000,000	1,004,263
6.388%, 5/1/31	190,000	202,244
6.528%, 5/1/34	2,000,000	2,135,193
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	111,595
General Dynamics Corp.
1.150%, 6/1/26	415,000	400,410
2.125%, 8/15/26	750,000	728,826
3.750%, 5/15/28	805,000	790,484
Hexcel Corp.
5.875%, 2/26/35	70,000	71,191
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	911,129
L3Harris Technologies, Inc.
3.850%, 12/15/26	245,000	241,730
5.400%, 1/15/27	335,000	339,642
4.400%, 6/15/28	1,750,000	1,735,090
5.400%, 7/31/33	750,000	757,060
Leidos, Inc.
4.375%, 5/15/30	95,000	92,004
5.750%, 3/15/33	375,000	382,392
Lockheed Martin Corp.
4.450%, 5/15/28	480,000	481,576
4.750%, 2/15/34	2,000,000	1,963,849
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,450,539
RTX Corp.
3.500%, 3/15/27	715,000	701,901
3.125%, 5/4/27	1,250,000	1,217,008
6.000%, 3/15/31	625,000	661,535
1.900%, 9/1/31	1,520,000	1,271,416
2.375%, 3/15/32	750,000	636,952
5.150%, 2/27/33	290,000	291,386
Textron, Inc.
3.650%, 3/15/27	250,000	245,054

		23,473,889

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	491,145
FedEx Corp.
3.250%, 4/1/26	500,000	494,099
3.100%, 8/5/29§	750,000	701,036
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	159,865
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	727,992
3.400%, 3/15/29	310,000	298,733
2.500%, 9/1/29	150,000	138,152
4.875%, 3/3/33	290,000	289,819

		3,300,841

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	801,251
2.722%, 2/15/30	1,570,000	1,433,232
CRH America Finance, Inc.
5.500%, 1/9/35	1,000,000	1,007,071
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	327,077
4.000%, 3/25/32	500,000	463,737
5.875%, 6/1/33	315,000	325,266
Johnson Controls International plc
5.500%, 4/19/29	250,000	257,336
1.750%, 9/15/30(x)	265,000	227,749
2.000%, 9/16/31	585,000	491,427
Lennox International, Inc.
1.700%, 8/1/27	100,000	93,252
5.500%, 9/15/28	250,000	255,759
Masco Corp.
1.500%, 2/15/28	375,000	343,246
2.000%, 10/1/30	500,000	429,713
2.000%, 2/15/31	500,000	423,528
Owens Corning
3.400%, 8/15/26	285,000	280,306
3.950%, 8/15/29	250,000	241,688
Trane Technologies Financing Ltd.
3.800%, 3/21/29(x)	500,000	485,252
5.250%, 3/3/33	135,000	137,191

		8,024,081

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	591,704
4.000%, 5/1/32	500,000	474,358
RELX Capital, Inc.
4.000%, 3/18/29(x)	750,000	732,234
3.000%, 5/22/30	250,000	231,308
4.750%, 5/20/32	105,000	103,339
Republic Services, Inc.
3.375%, 11/15/27	275,000	267,882
3.950%, 5/15/28	750,000	737,586
4.875%, 4/1/29	555,000	561,816
5.000%, 11/15/29	500,000	507,057
5.150%, 3/15/35	355,000	356,338
Waste Connections, Inc.
3.500%, 5/1/29	750,000	720,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 3/1/34	$1,000,000	$992,018
Waste Management, Inc.
3.150%, 11/15/27	750,000	727,898
1.150%, 3/15/28	195,000	178,054
4.875%, 2/15/29	500,000	507,230
2.000%, 6/1/29	250,000	226,212
4.625%, 2/15/30	500,000	501,971
4.150%, 4/15/32	1,000,000	961,312
4.625%, 2/15/33	500,000	493,520
4.875%, 2/15/34	2,000,000	1,991,492
4.950%, 3/15/35	500,000	496,090

		12,359,785

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	898,267
5.250%, 8/9/34	175,000	172,273

		1,070,540

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	485,280
4.350%, 5/18/28(x)	310,000	310,139
Emerson Electric Co.
0.875%, 10/15/26	665,000	631,714
1.800%, 10/15/27	235,000	220,926
2.000%, 12/21/28	600,000	551,499
2.200%, 12/21/31	600,000	517,078
Hubbell, Inc.
3.150%, 8/15/27	150,000	145,061
3.500%, 2/15/28	500,000	484,778
2.300%, 3/15/31	290,000	250,896
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,066,346
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	290,155
1.750%, 8/15/31	200,000	168,811

		6,122,683

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	391,646
Canadian National Railway Co.
3.850%, 8/5/32	500,000	465,766
4.375%, 9/18/34(x)	260,000	246,095
Canadian Pacific Railway Co.
1.750%, 12/2/26(x)	290,000	277,170
2.875%, 11/15/29	310,000	286,718
2.050%, 3/5/30	180,000	158,932
2.450%, 12/2/31	335,000	287,889
5.200%, 3/30/35(x)	500,000	499,055
CSX Corp.
2.600%, 11/1/26	750,000	730,000
3.250%, 6/1/27	550,000	536,931
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	491,185
3.150%, 6/1/27	365,000	355,288
2.550%, 11/1/29	500,000	457,267
5.050%, 8/1/30	355,000	361,924
Ryder System, Inc.
1.750%, 9/1/26	310,000	297,602
2.900%, 12/1/26	220,000	213,783
2.850%, 3/1/27	145,000	140,160
4.300%, 6/15/27	250,000	248,067
5.650%, 3/1/28	750,000	768,832
5.250%, 6/1/28	355,000	360,808
4.950%, 9/1/29	300,000	301,379
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	972,084
Union Pacific Corp.
2.150%, 2/5/27	500,000	481,251
3.700%, 3/1/29	530,000	515,044
2.400%, 2/5/30	430,000	390,354
2.375%, 5/20/31	470,000	415,301
2.800%, 2/14/32	350,000	309,137

		10,959,668

Industrial Conglomerates (0.1%)
3M Co.
2.250%, 9/19/26	500,000	484,544
2.875%, 10/15/27	500,000	480,937
3.625%, 9/14/28	500,000	487,344
2.375%, 8/26/29	750,000	684,049
5.150%, 3/15/35	500,000	498,215
Honeywell International, Inc.
4.250%, 1/15/29	475,000	471,148
2.700%, 8/15/29	295,000	274,561
4.700%, 2/1/30	600,000	602,745
1.950%, 6/1/30	1,000,000	878,450
1.750%, 9/1/31	960,000	801,767
4.750%, 2/1/32	600,000	596,955
5.000%, 3/1/35	500,000	493,682
Pentair Finance Sarl
4.500%, 7/1/29	250,000	246,179
5.900%, 7/15/32	500,000	511,997

		7,512,573

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	323,613
1.900%, 3/12/31(x)	350,000	302,125
CNH Industrial Capital LLC
1.450%, 7/15/26	500,000	480,677
CNH Industrial NV
3.850%, 11/15/27	655,000	642,335
Deere & Co.
5.450%, 1/16/35	500,000	515,593
Dover Corp.
2.950%, 11/4/29	105,000	97,483
IDEX Corp.
3.000%, 5/1/30	250,000	227,572
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	927,261
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	355,496
Kennametal, Inc.
4.625%, 6/15/28	250,000	248,969
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	429,748
5.650%, 5/15/33	500,000	496,946
Oshkosh Corp.
4.600%, 5/15/28	250,000	248,389
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	765,373
5.250%, 8/16/28	185,000	188,649
2.565%, 2/15/30	925,000	835,688
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	353,604
3.250%, 6/14/29	270,000	256,489
4.500%, 9/15/29	250,000	249,862
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	520,657
4.250%, 11/15/28	350,000	346,365
3.000%, 5/15/32	285,000	246,893
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	491,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 9/15/28(e)	$750,000	$750,461
Xylem, Inc.
3.250%, 11/1/26(x)	570,000	559,043
1.950%, 1/30/28	350,000	326,098

		11,186,660

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	243,522
5.125%, 6/15/27	850,000	855,975
3.450%, 11/16/27	250,000	241,853
2.625%, 2/10/30	350,000	314,132

		1,655,482

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	448,608
4.450%, 9/9/34(x)	1,000,000	962,849
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	345,187
2.900%, 12/1/29	500,000	459,480
2.600%, 5/1/31	1,000,000	876,128
Equifax, Inc.
5.100%, 12/15/27	565,000	571,467
5.100%, 6/1/28	750,000	758,432
TR Finance LLC
3.350%, 5/15/26(x)	570,000	561,601
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	489,881

		5,473,633

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	375,000	370,524
1.875%, 8/15/26	375,000	361,024
2.200%, 1/15/27	750,000	718,039
5.850%, 12/15/27	500,000	514,384
5.300%, 2/1/28	250,000	253,865
2.100%, 9/1/28	455,000	416,526
3.000%, 2/1/30	250,000	228,828
3.125%, 12/1/30	350,000	315,836
5.200%, 7/15/31	250,000	250,498
2.875%, 1/15/32	750,000	650,351
Aircastle Ltd.
4.250%, 6/15/26	235,000	232,948

		4,312,823

Total Industrials		95,452,658

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,012,224
5.050%, 2/26/34	3,000,000	3,030,592
5.100%, 2/24/35	400,000	402,235
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	480,162
2.000%, 12/10/30	320,000	271,075
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	551,229
4.600%, 5/23/29	350,000	348,403
5.600%, 6/1/32	500,000	513,414

		6,609,334

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	485,440
5.411%, 7/1/32	200,000	201,931
Amphenol Corp.
2.200%, 9/15/31	440,000	375,826
Avnet, Inc.
4.625%, 4/15/26	500,000	499,064
6.250%, 3/15/28	500,000	517,038
3.000%, 5/15/31(x)	500,000	433,828
5.500%, 6/1/32	100,000	98,747
CDW LLC
2.670%, 12/1/26	715,000	689,979
3.276%, 12/1/28	535,000	504,371
3.569%, 12/1/31	750,000	677,170
5.550%, 8/22/34	175,000	173,425
Flex Ltd.
4.875%, 6/15/29	350,000	347,806
4.875%, 5/12/30	665,000	657,153
Jabil, Inc.
1.700%, 4/15/26	185,000	179,679
4.250%, 5/15/27	375,000	372,194
3.950%, 1/12/28(x)	270,000	264,056
5.450%, 2/1/29	315,000	319,663
3.600%, 1/15/30	150,000	140,714
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	464,264
3.000%, 10/30/29	250,000	230,790
4.950%, 10/15/34	85,000	82,830
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	485,313
2.250%, 4/1/28	500,000	466,850
Trimble, Inc.
4.900%, 6/15/28	450,000	449,796
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	353,894
2.500%, 2/4/32	85,000	73,152
Vontier Corp.
1.800%, 4/1/26(x)	310,000	300,650
2.400%, 4/1/28	500,000	463,119

		10,308,742

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,444,317
Amdocs Ltd.
2.538%, 6/15/30	500,000	442,668
DXC Technology Co.
1.800%, 9/15/26	750,000	716,801
2.375%, 9/15/28	750,000	681,036
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	193,563
6.000%, 6/4/29	125,000	129,191
International Business Machines Corp.
3.300%, 5/15/26	1,500,000	1,481,914
3.300%, 1/27/27	1,095,000	1,073,895
2.200%, 2/9/27	185,000	177,755
1.700%, 5/15/27	405,000	382,439
4.150%, 7/27/27	500,000	496,482
4.500%, 2/6/28	500,000	502,013
1.950%, 5/15/30	220,000	192,819
2.720%, 2/9/32	380,000	332,566
4.400%, 7/27/32	500,000	480,458
4.750%, 2/6/33	500,000	493,872
5.200%, 2/10/35	1,000,000	998,001

		10,219,790

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	61,590
Analog Devices, Inc.
3.500%, 12/5/26	500,000	492,697
3.450%, 6/15/27	500,000	490,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.700%, 10/1/28	$340,000	$310,197
2.100%, 10/1/31	435,000	372,480
Applied Materials, Inc.
4.800%, 6/15/29	135,000	136,955
1.750%, 6/1/30	585,000	510,049
Broadcom, Inc.
3.459%, 9/15/26	260,000	256,259
1.950%, 2/15/28§	515,000	478,794
4.110%, 9/15/28(x)	1,942,000	1,910,359
4.000%, 4/15/29§	250,000	243,679
5.050%, 7/12/29	325,000	329,016
5.000%, 4/15/30	4,500,000	4,547,661
2.450%, 2/15/31§	1,250,000	1,098,674
5.150%, 11/15/31	1,000,000	1,013,080
4.150%, 4/15/32§	200,000	189,014
4.800%, 10/15/34	1,405,000	1,362,323
Intel Corp.
2.600%, 5/19/26	500,000	488,849
3.150%, 5/11/27	1,000,000	968,575
3.750%, 8/5/27	500,000	489,223
4.875%, 2/10/28	375,000	376,458
2.450%, 11/15/29	1,605,000	1,434,765
5.125%, 2/10/30	355,000	357,260
3.900%, 3/25/30	1,000,000	951,423
2.000%, 8/12/31(x)	750,000	624,939
4.150%, 8/5/32(x)	500,000	462,087
5.200%, 2/10/33	335,000	329,387
KLA Corp.
4.100%, 3/15/29	625,000	616,667
4.650%, 7/15/32	440,000	435,845
Lam Research Corp.
4.000%, 3/15/29	530,000	520,655
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	325,047
2.450%, 4/15/28	335,000	312,863
4.875%, 6/22/28	350,000	351,169
2.950%, 4/15/31	290,000	258,481
5.950%, 9/15/33	470,000	488,105
Micron Technology, Inc.
4.185%, 2/15/27	375,000	371,824
5.375%, 4/15/28	500,000	507,840
5.327%, 2/6/29	350,000	354,973
6.750%, 11/1/29	500,000	535,708
2.703%, 4/15/32	220,000	187,212
5.875%, 2/9/33	315,000	325,735
5.800%, 1/15/35	750,000	764,348
NVIDIA Corp.
3.200%, 9/16/26	850,000	839,031
1.550%, 6/15/28	1,000,000	921,093
2.000%, 6/15/31	1,000,000	869,829
NXP BV
3.875%, 6/18/26	500,000	495,715
3.150%, 5/1/27	165,000	160,069
4.400%, 6/1/27	115,000	114,501
5.550%, 12/1/28	335,000	342,762
4.300%, 6/18/29	750,000	733,785
3.400%, 5/1/30	1,215,000	1,132,368
2.500%, 5/11/31	500,000	435,130
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,469,769
2.150%, 5/20/30	500,000	447,468
4.250%, 5/20/32	260,000	253,209
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	320,736
2.900%, 11/3/27	355,000	343,457
4.600%, 2/15/28	55,000	55,525
2.250%, 9/4/29	320,000	292,349
1.900%, 9/15/31	600,000	513,707
3.650%, 8/16/32	140,000	130,308
4.900%, 3/14/33	650,000	656,078
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	454,549
4.125%, 4/22/29	500,000	491,550
4.250%, 4/22/32(x)	345,000	337,134

		38,452,895

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	448,097
5.300%, 1/17/35	750,000	767,235
AppLovin Corp.
5.125%, 12/1/29	1,000,000	999,460
5.375%, 12/1/31	1,000,000	1,000,690
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	978,152
2.850%, 1/15/30	195,000	179,044
Fortinet, Inc.
2.200%, 3/15/31	125,000	108,330
Intuit, Inc.
5.250%, 9/15/26	500,000	506,072
1.350%, 7/15/27	165,000	154,733
5.125%, 9/15/28	500,000	512,464
5.200%, 9/15/33	650,000	660,693
Microsoft Corp.
2.400%, 8/8/26	3,260,000	3,187,288
3.400%, 9/15/26	600,000	593,866
3.300%, 2/6/27	1,000,000	987,403
3.400%, 6/15/27	310,000	305,327
1.350%, 9/15/30	180,000	155,210
Oracle Corp.
2.650%, 7/15/26	2,805,000	2,737,585
3.250%, 11/15/27	1,000,000	968,171
4.500%, 5/6/28	610,000	609,226
6.150%, 11/9/29	295,000	311,751
2.950%, 4/1/30	5,000,000	4,580,898
4.650%, 5/6/30	1,000,000	995,714
4.900%, 2/6/33	525,000	514,459
4.700%, 9/27/34	500,000	475,033
Roper Technologies, Inc.
3.800%, 12/15/26	285,000	281,593
1.400%, 9/15/27	375,000	347,350
2.950%, 9/15/29	210,000	195,050
2.000%, 6/30/30	440,000	383,602
Salesforce, Inc.
3.700%, 4/11/28	375,000	368,745
1.500%, 7/15/28	650,000	594,477
1.950%, 7/15/31	1,200,000	1,030,329
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,685,046
Synopsys, Inc.
4.850%, 4/1/30	750,000	753,346
5.000%, 4/1/32	500,000	500,621
VMware LLC
1.400%, 8/15/26	310,000	296,790
3.900%, 8/21/27	2,050,000	2,013,267
1.800%, 8/15/28	405,000	368,130

		31,555,247

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
4.421%, 5/8/26	355,000	354,721
2.450%, 8/4/26	1,675,000	1,636,885
2.050%, 9/11/26	750,000	728,334
3.350%, 2/9/27	1,500,000	1,479,904
3.200%, 5/11/27	923,000	905,790
3.000%, 6/20/27(x)	2,060,000	2,010,610
1.200%, 2/8/28	1,000,000	920,803
4.000%, 5/10/28(x)	355,000	354,341
1.400%, 8/5/28	1,000,000	913,082
3.250%, 8/8/29(x)	750,000	719,561
2.200%, 9/11/29	750,000	687,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 5/10/30	$225,000	$225,789
1.650%, 5/11/30	440,000	385,497
3.350%, 8/8/32	750,000	700,328
4.300%, 5/10/33	500,000	494,452
Dell International LLC
6.020%, 6/15/26	319,000	323,039
4.900%, 10/1/26(x)	1,300,000	1,304,065
5.250%, 2/1/28	250,000	254,320
5.300%, 10/1/29	1,500,000	1,523,959
5.500%, 4/1/35	500,000	498,708
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	583,302
5.250%, 7/1/28	500,000	508,529
4.850%, 10/15/31	500,000	493,628
5.000%, 10/15/34	1,000,000	971,030
HP, Inc.
1.450%, 6/17/26	750,000	722,121
4.750%, 1/15/28	500,000	502,250
2.650%, 6/17/31	750,000	650,246
4.200%, 4/15/32	500,000	471,281
NetApp, Inc.
2.375%, 6/22/27(x)	300,000	286,044
2.700%, 6/22/30	300,000	268,076
5.700%, 3/17/35	250,000	249,112
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	222,553
Western Digital Corp.
2.850%, 2/1/29	500,000	451,250

		22,800,636

Total Information Technology		119,946,644

Materials (0.8%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27	195,000	185,518
2.050%, 5/15/30	125,000	110,645
4.800%, 3/3/33	500,000	496,925
Albemarle Corp.
4.650%, 6/1/27	250,000	247,620
5.050%, 6/1/32(x)	250,000	238,211
Cabot Corp.
4.000%, 7/1/29	500,000	479,171
5.000%, 6/30/32	200,000	196,955
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	502,138
5.350%, 3/15/35	1,000,000	986,768
DuPont de Nemours, Inc.
4.725%, 11/15/28	1,000,000	1,002,231
Eastman Chemical Co.
5.000%, 8/1/29	125,000	125,561
5.750%, 3/8/33	750,000	769,480
Ecolab, Inc.
2.700%, 11/1/26	215,000	209,771
1.650%, 2/1/27	1,000,000	953,908
EIDP, Inc.
4.500%, 5/15/26	355,000	355,245
4.800%, 5/15/33(x)	500,000	490,293
FMC Corp.
5.150%, 5/18/26	315,000	315,470
3.200%, 10/1/26(x)	350,000	341,760
5.650%, 5/18/33(x)	500,000	492,802
Huntsman International LLC
5.700%, 10/15/34	210,000	198,094
International Flavors & Fragrances, Inc.
4.450%, 9/26/28(x)	385,000	380,076
Linde, Inc.
1.100%, 8/10/30	500,000	422,612
LYB International Finance III LLC
2.250%, 10/1/30	270,000	234,667
5.625%, 5/15/33	500,000	506,686
Mosaic Co. (The)
4.050%, 11/15/27	750,000	738,434
5.375%, 11/15/28	105,000	107,034
NewMarket Corp.
2.700%, 3/18/31	500,000	436,808
Nutrien Ltd.
4.000%, 12/15/26(x)	500,000	495,509
4.900%, 3/27/28	235,000	237,012
4.200%, 4/1/29(x)	280,000	273,941
2.950%, 5/13/30(x)	500,000	455,072
PPG Industries, Inc.
2.800%, 8/15/29	250,000	231,312
RPM International, Inc.
3.750%, 3/15/27	350,000	344,235
4.550%, 3/1/29	500,000	495,724
2.950%, 1/15/32	470,000	409,055
Sherwin-Williams Co. (The)
3.450%, 6/1/27	750,000	733,164
2.950%, 8/15/29	500,000	464,806
Westlake Corp.
3.600%, 8/15/26	500,000	492,753
3.375%, 6/15/30	280,000	260,440

		16,417,906

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	326,943
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	313,262
3.500%, 12/15/27	500,000	486,133
2.400%, 7/15/31	250,000	215,885
Series CB
2.500%, 3/15/30	235,000	211,000
Vulcan Materials Co.
3.900%, 4/1/27	130,000	128,256

		1,681,479

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	327,593
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	487,769
2.630%, 6/19/30	220,000	196,954
2.690%, 5/25/31	490,000	429,473
5.500%, 3/17/35§	350,000	349,375
Avery Dennison Corp.
4.875%, 12/6/28	300,000	301,616
5.750%, 3/15/33	250,000	255,401
Berry Global, Inc.
1.650%, 1/15/27	500,000	474,145
5.500%, 4/15/28	250,000	254,730
Packaging Corp. of America
3.400%, 12/15/27	360,000	349,466
5.700%, 12/1/33	280,000	288,183
Sonoco Products Co.
2.250%, 2/1/27	415,000	396,346
5.000%, 9/1/34(x)	290,000	276,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
WRKCo., Inc.
4.000%, 3/15/28	$500,000	$489,991
3.900%, 6/1/28	175,000	170,550

		5,048,376

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	362,020
3.750%, 10/1/30	200,000	183,812
BHP Billiton Finance USA Ltd.
5.250%, 9/8/26	500,000	505,489
4.750%, 2/28/28	500,000	504,823
5.100%, 9/8/28	500,000	509,974
5.250%, 9/8/30	500,000	512,691
4.900%, 2/28/33(x)	530,000	523,690
5.250%, 9/8/33	500,000	504,179
5.300%, 2/21/35	200,000	200,203
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,463,785
Kinross Gold Corp.
6.250%, 7/15/33	500,000	524,614
Nucor Corp.
4.300%, 5/23/27	500,000	498,154
3.950%, 5/1/28	1,350,000	1,326,406
Reliance, Inc.
2.150%, 8/15/30(x)	275,000	238,632
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	501,869
5.000%, 3/9/33	750,000	750,267
5.250%, 3/14/35	915,000	917,606
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	176,367
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,103,320
6.125%, 6/12/33	375,000	384,188

		11,692,089

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	485,250
Suzano Austria GmbH
2.500%, 9/15/28	210,000	191,568
6.000%, 1/15/29	1,000,000	1,016,900
5.000%, 1/15/30	2,000,000	1,944,860
Suzano International Finance BV
5.500%, 1/17/27	625,000	630,344

		4,268,922

Total Materials		39,108,772

Real Estate (1.4%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,470,255
5.550%, 1/15/28	500,000	510,788
GLP Capital LP (REIT)
5.375%, 4/15/26	750,000	751,350
5.750%, 6/1/28	385,000	391,853
3.250%, 1/15/32	250,000	216,503
Simon Property Group LP (REIT)
3.250%, 11/30/26	500,000	490,320
3.375%, 6/15/27(x)	1,750,000	1,712,250
3.375%, 12/1/27	750,000	730,089
1.750%, 2/1/28	500,000	463,503
2.450%, 9/13/29	750,000	682,907
2.650%, 7/15/30	500,000	451,358
4.750%, 9/26/34	120,000	114,683
VICI Properties LP (REIT)
5.625%, 4/1/35	165,000	163,773
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	397,308
3.850%, 7/15/29	250,000	239,746

		8,786,686

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	250,000	247,847
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	248,377
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	417,819
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	172,004
1.350%, 2/1/27	1,000,000	942,291
2.125%, 12/1/28	795,000	723,676
3.500%, 7/15/29	200,000	189,071
5.250%, 12/15/32	375,000	375,110
5.375%, 2/15/35	75,000	74,378
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	129,898
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	704,475
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	783,656
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	241,738
4.250%, 4/15/28	1,225,000	1,211,138
2.050%, 1/15/29	1,165,000	1,055,513

		7,516,991

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	739,610
3.250%, 10/1/26	300,000	294,959
2.125%, 4/15/27	500,000	477,856
3.375%, 12/15/27	680,000	661,360
4.875%, 6/15/28	500,000	505,055
4.000%, 9/15/28	300,000	295,215
4.375%, 2/1/29	155,000	153,988
2.875%, 11/15/29	185,000	171,178
1.750%, 7/1/30	200,000	171,636
2.250%, 1/15/32	500,000	424,137
5.000%, 3/15/34	750,000	742,308
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	213,887
2.150%, 9/1/31	200,000	167,064

		5,018,253

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	699,342
3.250%, 1/30/31	1,500,000	1,341,787
COPT Defense Properties LP (REIT)
2.000%, 1/15/29	425,000	379,014
Kilroy Realty LP (REIT)
4.750%, 12/15/28	350,000	343,770
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28(x)	250,000	275,286
6.875%, 7/15/29	175,000	181,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 8/15/30	$500,000	$437,011

		3,657,465

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31(x)	250,000	217,282

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	492,771
2.375%, 7/15/31	160,000	136,821
3.625%, 4/15/32	350,000	316,591
AvalonBay Communities, Inc. (REIT)
2.950%, 5/11/26	1,000,000	982,298
2.900%, 10/15/26	250,000	243,969
3.350%, 5/15/27	175,000	170,653
1.900%, 12/1/28	1,250,000	1,132,825
5.300%, 12/7/33	145,000	146,232
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	210,883
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	344,725
4.150%, 12/1/28	300,000	295,745
1.850%, 8/1/31	200,000	168,189
4.650%, 9/15/34	320,000	304,816
Essex Portfolio LP (REIT)
3.375%, 4/15/26	250,000	247,397
1.700%, 3/1/28	625,000	574,871
4.000%, 3/1/29	500,000	485,317
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	343,420
5.450%, 8/15/30	300,000	306,795
4.150%, 4/15/32	250,000	231,702
5.500%, 8/15/33	500,000	501,161
Mid-America Apartments LP (REIT)
1.100%, 9/15/26	165,000	157,136
3.600%, 6/1/27	500,000	490,483
3.950%, 3/15/29	750,000	729,606
Store Capital LLC (REIT)
4.500%, 3/15/28(x)	275,000	270,409
4.625%, 3/15/29	250,000	244,556
2.750%, 11/18/30	250,000	218,292
2.700%, 12/1/31	500,000	422,444
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	285,600
2.700%, 7/15/31	185,000	160,488
4.200%, 4/15/32	250,000	233,677
5.700%, 1/15/33	250,000	254,062
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	489,182
2.750%, 9/1/31	200,000	172,252
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	122,183
3.500%, 7/1/27	350,000	341,696
3.200%, 1/15/30	1,000,000	929,339
3.000%, 8/15/31	150,000	133,107

		13,291,693

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	293,992
Brixmor Operating Partnership LP (REIT)
4.125%, 6/15/26	275,000	272,771
3.900%, 3/15/27	250,000	245,496
2.250%, 4/1/28	175,000	162,193
4.125%, 5/15/29	375,000	362,881
4.050%, 7/1/30	375,000	358,020
2.500%, 8/16/31	250,000	214,103
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	484,311
5.375%, 5/1/28	500,000	507,760
3.200%, 6/15/29	500,000	468,005
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	185,724
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	247,351
NNN REIT, Inc. (REIT)
3.600%, 12/15/26	250,000	245,931
4.300%, 10/15/28	665,000	654,220
Realty Income Corp. (REIT)
4.875%, 6/1/26	485,000	486,143
4.125%, 10/15/26	725,000	721,840
3.950%, 8/15/27	320,000	315,927
2.100%, 3/15/28	500,000	464,601
2.200%, 6/15/28	500,000	464,413
4.700%, 12/15/28	350,000	350,295
3.250%, 6/15/29	350,000	330,297
4.000%, 7/15/29	225,000	218,076
4.850%, 3/15/30	155,000	155,077
5.625%, 10/13/32	250,000	257,452
5.125%, 2/15/34	2,000,000	1,973,952
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	353,785
4.125%, 3/15/28	500,000	493,456
2.950%, 9/15/29	250,000	232,107

		11,520,179

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.600%, 4/15/26	600,000	581,585
1.450%, 9/15/26	500,000	477,660
2.750%, 1/15/27	350,000	338,581
3.650%, 3/15/27	400,000	392,379
1.500%, 1/31/28	350,000	320,824
5.500%, 3/15/28	500,000	510,866
5.250%, 7/15/28	355,000	360,281
5.800%, 11/15/28	415,000	429,128
3.950%, 3/15/29	500,000	484,651
2.900%, 1/15/30	240,000	220,193
2.100%, 6/15/30	250,000	218,055
1.875%, 10/15/30	1,000,000	852,099
2.700%, 4/15/31	600,000	529,656
2.300%, 9/15/31	355,000	302,116
5.650%, 3/15/33	250,000	257,332
5.350%, 3/15/35	500,000	498,687
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	165,000	162,852
1.050%, 7/15/26	750,000	714,330
2.900%, 3/15/27	970,000	935,888
3.650%, 9/1/27	750,000	730,184
5.000%, 1/11/28	180,000	180,360
4.800%, 9/1/28	415,000	413,653
5.600%, 6/1/29	250,000	255,174
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	244,624
2.250%, 12/15/28	500,000	457,121
4.375%, 2/15/29	150,000	147,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Equinix, Inc. (REIT)
1.450%, 5/15/26	$350,000	$337,995
2.900%, 11/18/26	455,000	442,689
1.800%, 7/15/27	215,000	202,057
1.550%, 3/15/28	375,000	343,696
2.000%, 5/15/28	350,000	322,912
3.200%, 11/18/29	455,000	423,802
2.500%, 5/15/31	750,000	653,183
3.900%, 4/15/32	500,000	465,355
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	493,248
3.875%, 12/15/27	400,000	392,879
5.700%, 4/1/28	330,000	338,251
3.900%, 4/1/29	165,000	158,777
4.000%, 6/15/29	500,000	482,116
5.500%, 7/1/30	355,000	363,496
2.400%, 10/15/31	350,000	297,288
Public Storage Operating Co. (REIT)
1.500%, 11/9/26	250,000	238,652
3.094%, 9/15/27	300,000	290,563
1.850%, 5/1/28	280,000	259,137
1.950%, 11/9/28	415,000	380,092
5.125%, 1/15/29	295,000	300,986
3.385%, 5/1/29	320,000	305,770
2.300%, 5/1/31	280,000	242,606
2.250%, 11/9/31	310,000	265,202
5.100%, 8/1/33(x)	95,000	95,411
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,351,246

		20,462,722

Total Real Estate		70,471,271

Utilities (2.4%)
Electric Utilities (1.8%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	242,422
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	244,548
Alabama Power Co.
3.750%, 9/1/27	500,000	492,836
Series 20-A
1.450%, 9/15/30	500,000	423,004
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	386,711
2.300%, 3/1/30	150,000	132,770
5.625%, 3/1/33	190,000	193,684
Series J
4.300%, 12/1/28	500,000	493,423
Appalachian Power Co.
Series AA
2.700%, 4/1/31	500,000	440,994
Series BB
4.500%, 8/1/32	85,000	81,185
Arizona Public Service Co.
2.950%, 9/15/27	350,000	336,416
2.600%, 8/15/29	250,000	228,986
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	344,182
2.300%, 3/15/31	250,000	216,996
Avangrid, Inc.
3.800%, 6/1/29	750,000	720,545
Baltimore Gas & Electric Co.
2.400%, 8/15/26(x)	700,000	681,174
2.250%, 6/15/31	500,000	433,208
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	198,268
Series AE
2.350%, 4/1/31	275,000	240,484
Series AG
3.000%, 3/1/32	200,000	176,695
Series Z
2.400%, 9/1/26	250,000	243,034
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	157,000	154,858
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	214,655
Series 122
2.950%, 8/15/27	500,000	483,494
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	123,298
Series A
3.200%, 3/15/27	250,000	244,297
2.050%, 7/1/31	500,000	426,469
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	298,231
3.000%, 3/1/32	250,000	222,668
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	492,801
2.450%, 8/15/29	300,000	275,032
2.550%, 4/15/31(x)	375,000	331,922
2.850%, 3/15/32	220,000	192,803
4.950%, 1/15/33	500,000	497,602
Duke Energy Corp.
3.150%, 8/15/27	750,000	726,451
4.300%, 3/15/28	375,000	371,835
3.400%, 6/15/29	310,000	293,848
2.450%, 6/1/30	250,000	222,214
2.550%, 6/15/31	750,000	653,298
4.500%, 8/15/32	355,000	341,732
5.750%, 9/15/33	500,000	518,811
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54(k)	500,000	500,010
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	263,200
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	638,006
3.800%, 7/15/28	750,000	734,683
1.750%, 6/15/30(x)	215,000	185,630
2.400%, 12/15/31	390,000	336,840
5.875%, 11/15/33	225,000	236,385
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	35,495
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	336,556
2.000%, 8/15/31	500,000	424,130
5.100%, 3/15/34	500,000	501,617
Edison International
5.750%, 6/15/27	40,000	40,320
4.125%, 3/15/28	500,000	480,246
5.250%, 11/15/28	285,000	281,023
6.950%, 11/15/29	100,000	103,780
5.250%, 3/15/32	500,000	476,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Emera US Finance LP
3.550%, 6/15/26	$665,000	$654,960
2.639%, 6/15/31	335,000	288,669
Enel Americas SA
4.000%, 10/25/26(x)	165,000	162,893
Enel Chile SA
4.875%, 6/12/28	750,000	742,688
Entergy Arkansas LLC
3.500%, 4/1/26	300,000	297,214
Entergy Corp.
2.950%, 9/1/26	300,000	293,158
1.900%, 6/15/28	1,165,000	1,068,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	500,000	503,840
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	485,496
5.350%, 3/15/34	500,000	503,680
5.150%, 9/15/34	1,000,000	994,995
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	341,864
5.900%, 11/15/33	300,000	312,989
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	310,197
Evergy, Inc.
2.900%, 9/15/29	500,000	461,869
Eversource Energy
4.750%, 5/15/26	250,000	250,082
2.900%, 3/1/27	200,000	193,712
4.600%, 7/1/27	350,000	349,755
2.550%, 3/15/31	500,000	437,305
3.375%, 3/1/32	200,000	178,972
5.125%, 5/15/33	500,000	491,861
5.950%, 7/15/34	1,000,000	1,033,549
Series R
1.650%, 8/15/30	250,000	211,057
Series U
1.400%, 8/15/26	250,000	239,060
Exelon Corp.
3.400%, 4/15/26	500,000	494,770
2.750%, 3/15/27	500,000	483,460
5.150%, 3/15/28	150,000	152,327
3.350%, 3/15/32	500,000	449,853
5.300%, 3/15/33	300,000	302,688
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55(k)	500,000	495,503
Florida Power & Light Co.
4.450%, 5/15/26	250,000	250,651
5.050%, 4/1/28	585,000	595,852
4.400%, 5/15/28	375,000	374,896
4.625%, 5/15/30	500,000	501,866
4.800%, 5/15/33	500,000	494,875
Series A
3.300%, 5/30/27	250,000	244,041
Fortis, Inc.
3.055%, 10/4/26	750,000	733,022
Georgia Power Co.
3.250%, 4/1/26	350,000	345,970
3.250%, 3/30/27	500,000	488,467
4.650%, 5/16/28	500,000	502,892
4.850%, 3/15/31	500,000	501,481
4.700%, 5/15/32	250,000	245,920
4.950%, 5/17/33	500,000	494,246
Series B
2.650%, 9/15/29	350,000	322,502
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,221,445
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	442,215
3.600%, 4/1/29	500,000	480,843
2.300%, 6/1/30	125,000	109,999
ITC Holdings Corp.
3.250%, 6/30/26	300,000	294,456
3.350%, 11/15/27	400,000	387,287
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	975,905
3.650%, 4/15/29	850,000	823,471
Mississippi Power Co.
3.950%, 3/30/28	250,000	245,889
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	381,871
3.550%, 5/1/27(x)	1,500,000	1,470,462
4.625%, 7/15/27	500,000	501,336
4.900%, 2/28/28	500,000	504,020
1.900%, 6/15/28	750,000	690,624
3.500%, 4/1/29	500,000	478,334
5.000%, 2/28/30	500,000	506,505
2.250%, 6/1/30	2,500,000	2,206,935
2.440%, 1/15/32	400,000	340,110
5.000%, 7/15/32(x)	150,000	149,049
5.050%, 2/28/33	500,000	495,035
5.250%, 3/15/34	500,000	499,455
5.450%, 3/15/35	500,000	501,177
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	1,000,000	1,022,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55(k)	500,000	500,073
5.650%, 5/1/79	500,000	488,125
Northern States Power Co.
2.250%, 4/1/31	300,000	261,801
NSTAR Electric Co.
3.200%, 5/15/27	500,000	487,065
3.250%, 5/15/29	500,000	472,721
1.950%, 8/15/31	500,000	422,278
5.200%, 3/1/35	85,000	84,312
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	195,752
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	341,475
5.400%, 1/15/33	350,000	355,573
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	500,000	497,410
3.700%, 11/15/28	1,250,000	1,215,120
2.750%, 5/15/30	185,000	168,970
4.150%, 6/1/32	95,000	89,721
4.550%, 9/15/32	180,000	174,478
Pacific Gas and Electric Co.
5.450%, 6/15/27	500,000	504,203
2.100%, 8/1/27	750,000	702,162
3.000%, 6/15/28	520,000	487,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.100%, 1/15/29	$500,000	$516,043
4.200%, 3/1/29	350,000	338,316
4.550%, 7/1/30	3,500,000	3,382,200
3.250%, 6/1/31	1,085,000	963,913
6.150%, 1/15/33	85,000	87,189
6.400%, 6/15/33	500,000	520,693
5.800%, 5/15/34	500,000	502,955
5.700%, 3/1/35	500,000	499,956
PacifiCorp
5.450%, 2/15/34	2,000,000	2,004,666
PECO Energy Co.
4.900%, 6/15/33	210,000	208,099
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	491,711
5.250%, 9/1/34	115,000	113,784
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	986,955
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	341,680
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	250,348
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	199,554
Series J
2.200%, 8/15/31	250,000	211,692
Public Service Electric & Gas Co.
2.250%, 9/15/26	450,000	437,175
3.700%, 5/1/28	500,000	489,250
3.650%, 9/1/28	300,000	292,527
3.200%, 5/15/29	250,000	237,516
2.450%, 1/15/30	165,000	149,961
1.900%, 8/15/31	235,000	199,378
5.200%, 8/1/33	500,000	505,117
Series Q
5.050%, 3/1/35	115,000	115,049
Southern California Edison Co.
4.900%, 6/1/26	500,000	500,176
5.300%, 3/1/28	310,000	313,299
2.850%, 8/1/29	660,000	604,550
2.250%, 6/1/30	655,000	570,280
5.450%, 6/1/31	750,000	754,800
2.750%, 2/1/32	315,000	267,422
Series D
4.700%, 6/1/27	500,000	498,850
Series G
2.500%, 6/1/31	500,000	428,555
Southern Co. (The)
5.113%, 8/1/27(e)	500,000	505,141
4.850%, 6/15/28	500,000	504,870
5.500%, 3/15/29	200,000	205,984
5.700%, 10/15/32	310,000	321,396
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	500,000	513,570
Series 21-B
1.750%, 3/15/28	210,000	193,289
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	485,826
Series M
4.100%, 9/15/28	750,000	736,418
System Energy Resources, Inc.
5.300%, 12/15/34	35,000	34,388
Tampa Electric Co.
2.400%, 3/15/31	140,000	122,300
5.150%, 3/1/35	350,000	346,488
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	189,271
Union Electric Co.
2.950%, 6/15/27	500,000	484,491
3.500%, 3/15/29	500,000	479,940
5.250%, 4/15/35	160,000	159,797
Virginia Electric and Power Co.
2.300%, 11/15/31(x)	500,000	429,763
5.000%, 4/1/33	500,000	493,716
5.300%, 8/15/33	500,000	503,191
5.050%, 8/15/34	105,000	103,603
5.150%, 3/15/35	250,000	247,533
Series A
3.500%, 3/15/27(x)	750,000	737,610
3.800%, 4/1/28	500,000	489,964
2.875%, 7/15/29	175,000	163,163
Series B
2.950%, 11/15/26	500,000	488,447
3.750%, 5/15/27	390,000	384,437
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	284,411
4.600%, 10/1/34	500,000	483,860
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	337,541
1.950%, 9/16/31	250,000	209,947
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	489,669
1.750%, 3/15/27	415,000	392,746
4.000%, 6/15/28	500,000	489,044
2.600%, 12/1/29	350,000	317,027
2.350%, 11/15/31	500,000	420,482
5.450%, 8/15/33	250,000	250,082

		92,056,829

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	300,896
2.625%, 9/15/29(x)	800,000	738,786
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,017,796
4.000%, 4/1/28	500,000	490,408
4.400%, 7/1/32	100,000	95,421
5.400%, 3/1/33	500,000	506,136
National Fuel Gas Co.
5.500%, 10/1/26	250,000	252,471
3.950%, 9/15/27	300,000	293,746
4.750%, 9/1/28(x)	300,000	298,002
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	477,675
2.500%, 3/15/31	380,000	330,312
5.100%, 2/15/35	500,000	491,906
Southern California Gas Co.
2.950%, 4/15/27	280,000	271,208
Series TT
2.600%, 6/15/26	500,000	488,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Southwest Gas Corp.
5.450%, 3/23/28	$335,000	$340,938
2.200%, 6/15/30	500,000	439,859
4.050%, 3/15/32	150,000	140,056
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	220,570

		7,195,027

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	508,293
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	318,038
5.800%, 3/1/33	355,000	366,204

		1,192,535

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	475,574
1.750%, 3/15/28	375,000	344,965
5.375%, 3/15/35	250,000	248,484
Ameren Illinois Co.
3.800%, 5/15/28(x)	350,000	343,892
1.550%, 11/15/30	210,000	177,729
Black Hills Corp.
5.950%, 3/15/28	200,000	206,739
3.050%, 10/15/29	250,000	231,176
2.500%, 6/15/30	315,000	279,271
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	303,572
CMS Energy Corp.
3.000%, 5/15/26	210,000	206,292
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	538,363
2.400%, 6/15/31	750,000	658,758
5.200%, 3/1/33	500,000	505,865
Series B
3.125%, 11/15/27	300,000	290,182
Series D
4.000%, 12/1/28	500,000	492,059
Consumers Energy Co.
4.650%, 3/1/28	500,000	503,302
3.800%, 11/15/28	750,000	732,039
4.900%, 2/15/29	500,000	507,583
4.700%, 1/15/30	115,000	115,134
3.600%, 8/15/32	335,000	307,256
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	495,407
5.450%, 3/15/35	250,000	248,622
Series A
1.450%, 4/15/26	305,000	295,240
4.350%, 8/15/32	250,000	236,612
Series C
2.250%, 8/15/31	455,000	386,506
Series D
2.850%, 8/15/26	450,000	439,396
DTE Energy Co.
2.850%, 10/1/26	750,000	730,762
4.950%, 7/1/27	130,000	130,897
4.875%, 6/1/28	415,000	417,133
2.950%, 3/1/30	250,000	228,706
5.200%, 4/1/30	500,000	506,097
5.850%, 6/1/34	1,000,000	1,028,354
Series C
3.400%, 6/15/29	164,000	155,096
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,223,437
5.250%, 3/30/28	450,000	457,008
5.200%, 7/1/29	175,000	177,733
2.950%, 9/1/29(x)	350,000	324,746
5.400%, 6/30/33	210,000	209,787
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	423,283
2.450%, 11/15/31	500,000	429,341
6.125%, 10/15/33	500,000	524,530
5.400%, 3/15/35	115,000	115,138
Puget Energy, Inc.
2.379%, 6/15/28	625,000	578,881
4.224%, 3/15/32	355,000	328,830
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	489,375
4.950%, 8/15/28	500,000	504,950
Series VVV
1.700%, 10/1/30(x)	235,000	199,218
Series XXX
3.000%, 3/15/32	500,000	436,366
Sempra
5.400%, 8/1/26	500,000	503,548
3.250%, 6/15/27	500,000	483,635
3.700%, 4/1/29	445,000	426,579
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	37,566
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	1,000,000	946,885
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	522,309
5.150%, 9/15/32	250,000	249,321
5.750%, 9/15/33(x)	360,000	370,065
4.950%, 9/15/34	500,000	485,151
WEC Energy Group, Inc.
5.600%, 9/12/26	125,000	126,817
5.150%, 10/1/27	355,000	359,512
1.375%, 10/15/27	500,000	461,658
4.750%, 1/15/28	250,000	251,125
2.200%, 12/15/28	500,000	458,356
1.800%, 10/15/30	172,000	147,002

		25,019,215

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	730,426
3.450%, 6/1/29	500,000	477,834
2.300%, 6/1/31	400,000	345,578
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	285,865

		1,839,703

Total Utilities		127,303,309

Total Corporate Bonds		1,619,420,976

Foreign Government Securities (2.1%)
Canada Government Bond
3.750%, 4/26/28(x)	780,000	770,347
4.625%, 4/30/29(x)	2,335,000	2,387,518
4.000%, 3/18/30	1,500,000	1,495,904
Export Development Canada
4.375%, 6/29/26	1,350,000	1,355,036
3.000%, 5/25/27	1,000,000	977,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 2/14/28(x)	$750,000	$746,992
4.125%, 2/13/29	1,500,000	1,501,213
4.750%, 6/5/34	295,000	303,519
Export-Import Bank of Korea
1.125%, 12/29/26	550,000	519,635
1.625%, 1/18/27	364,000	346,841
2.375%, 4/21/27	1,500,000	1,441,440
4.250%, 9/15/27	323,000	321,937
5.000%, 1/11/28	220,000	223,500
4.875%, 1/14/30(x)	1,000,000	1,016,100
1.375%, 2/9/31	750,000	628,635
2.125%, 1/18/32	356,000	301,557
5.125%, 1/11/33	260,000	264,436
5.125%, 9/18/33	345,000	350,996
5.250%, 1/14/35	200,000	205,408
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	927,985
Japan Bank for International Cooperation
4.250%, 4/27/26	340,000	339,814
1.875%, 7/21/26	1,500,000	1,454,628
2.250%, 11/4/26	1,000,000	969,961
4.625%, 7/22/27	360,000	363,391
2.750%, 11/16/27	475,000	456,325
4.625%, 7/19/28	200,000	201,460
3.500%, 10/31/28	2,000,000	1,954,961
2.125%, 2/16/29	750,000	692,554
2.000%, 10/17/29	430,000	389,333
1.250%, 1/21/31	600,000	504,561
4.375%, 1/24/31	1,000,000	1,001,676
1.875%, 4/15/31	1,200,000	1,030,362
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	667,937
3.250%, 5/25/27	750,000	733,513
3.375%, 6/12/28	500,000	495,823
4.750%, 5/21/29	200,000	203,210
1.750%, 4/28/31	595,000	509,232
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,497,850
Province of Alberta
3.300%, 3/15/28	1,250,000	1,221,292
4.500%, 6/26/29	500,000	505,330
1.300%, 7/22/30	1,100,000	974,735
4.500%, 1/24/34	1,500,000	1,479,100
Province of British Columbia
2.250%, 6/2/26	1,000,000	973,842
0.900%, 7/20/26	500,000	479,205
4.700%, 1/24/28	1,500,000	1,521,097
4.900%, 4/24/29	500,000	512,168
1.300%, 1/29/31	400,000	335,310
4.200%, 7/6/33	680,000	658,526
4.750%, 6/12/34	1,000,000	1,004,078
Province of Manitoba
2.125%, 6/22/26	1,000,000	973,822
1.500%, 10/25/28(x)	585,000	535,128
4.300%, 7/27/33(x)	500,000	487,874
4.900%, 5/31/34	1,000,000	1,015,005
Province of New Brunswick
3.625%, 2/24/28	600,000	590,454
Province of Ontario
1.050%, 4/14/26(x)	1,600,000	1,548,316
2.500%, 4/27/26(x)	2,000,000	1,965,091
2.300%, 6/15/26	1,750,000	1,712,060
3.100%, 5/19/27(x)	400,000	390,700
4.200%, 1/18/29(x)	1,000,000	996,788
2.000%, 10/2/29	1,250,000	1,135,787
4.700%, 1/15/30	1,000,000	1,017,909
1.125%, 10/7/30	1,000,000	869,771
1.600%, 2/25/31	1,000,000	860,078
1.800%, 10/14/31	1,500,000	1,279,689
Province of Quebec
2.500%, 4/20/26	1,000,000	982,355
2.750%, 4/12/27(x)	1,750,000	1,699,431
4.500%, 4/3/29	2,500,000	2,519,035
1.350%, 5/28/30(x)	1,000,000	866,026
1.900%, 4/21/31(x)	1,250,000	1,085,985
4.250%, 9/5/34	1,000,000	966,457
Republic of Chile
2.750%, 1/31/27	200,000	193,200
2.450%, 1/31/31	325,000	285,025
Republic of Indonesia
4.150%, 9/20/27	200,000	198,075
3.500%, 1/11/28	1,000,000	971,000
4.550%, 1/11/28	400,000	398,650
4.100%, 4/24/28	800,000	788,300
4.750%, 2/11/29	2,500,000	2,497,812
2.150%, 7/28/31	1,250,000	1,058,594
3.550%, 3/31/32	200,000	181,875
4.650%, 9/20/32	200,000	193,625
4.850%, 1/11/33	400,000	391,750
4.700%, 2/10/34	2,000,000	1,927,250
Republic of Korea
2.750%, 1/19/27	1,750,000	1,708,262
3.500%, 9/20/28	1,000,000	977,570
2.500%, 6/19/29	505,000	471,665
1.750%, 10/15/31	210,000	179,487
Republic of Panama
3.160%, 1/23/30	1,500,000	1,304,250
7.500%, 3/1/31	1,500,000	1,552,500
Republic of Peru
2.783%, 1/23/31	2,240,000	1,965,040
3.000%, 1/15/34	2,000,000	1,648,000
Republic of Philippines
5.170%, 10/13/27	200,000	202,750
3.000%, 2/1/28	1,150,000	1,101,125
4.625%, 7/17/28	240,000	240,300
3.750%, 1/14/29	975,000	944,414
2.457%, 5/5/30	3,360,000	3,024,000
5.250%, 5/14/34(x)	2,000,000	2,012,500
5.500%, 2/4/35(x)	500,000	513,750
4.750%, 3/5/35	1,000,000	968,750
Republic of Poland
3.250%, 4/6/26	1,500,000	1,484,250
4.625%, 3/18/29	500,000	499,370
5.125%, 9/18/34	2,000,000	1,974,320
5.375%, 2/12/35	1,050,000	1,053,150
State of Israel Government Bond
3.250%, 1/17/28	750,000	715,988
5.375%, 3/12/29	500,000	504,170
2.500%, 1/15/30	515,000	455,378
4.500%, 1/17/33	220,000	205,150
5.500%, 3/12/34	1,250,000	1,238,125
5.625%, 2/19/35	660,000	656,634
Svensk Exportkredit AB
2.250%, 3/22/27	500,000	481,977
4.125%, 6/14/28	500,000	499,856
4.875%, 10/4/30	600,000	616,729
United Mexican States
4.150%, 3/28/27	2,745,000	2,709,658
3.750%, 1/11/28	855,000	828,602
4.500%, 4/22/29	455,000	442,089
3.250%, 4/16/30	2,500,000	2,256,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 5/13/30	$1,000,000	$1,021,125
3.500%, 2/12/34	2,000,000	1,640,000

Total Foreign Government Securities		110,898,639

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,891
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,068
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,353
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,222
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	4,000	4,034
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,050
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,500
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	221,991
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	442,695
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,377
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	994,979
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,055,331
Ohio State University (The)
4.910%, 6/1/40	4,000	3,878
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	985
5.561%, 12/1/49	3,000	2,950
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	242,071
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,190
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,663
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	471,026
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	245,390
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,043
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,274,083
University of California
1.316%, 5/15/27	250,000	235,745
1.614%, 5/15/30	125,000	109,308

Total Municipal Bonds		5,339,823

Supranational (2.5%)
African Development Bank
0.875%, 7/22/26(x)	1,159,000	1,112,126
4.375%, 3/14/28	800,000	808,196
3.500%, 9/18/29	2,000,000	1,952,194
4.000%, 3/18/30	750,000	745,621
Asian Development Bank
1.000%, 4/14/26	1,300,000	1,258,755
2.000%, 4/24/26	1,000,000	977,837
4.875%, 5/21/26	1,000,000	1,008,378
1.750%, 8/14/26	1,000,000	969,641
2.625%, 1/12/27	2,500,000	2,440,146
1.500%, 1/20/27	2,000,000	1,912,153
2.500%, 11/2/27	2,500,000	2,408,092
4.375%, 1/14/28	2,000,000	2,019,851
2.750%, 1/19/28	1,000,000	967,345
3.750%, 4/25/28	1,040,000	1,032,455
1.250%, 6/9/28	500,000	459,056
4.500%, 8/25/28	1,531,000	1,554,423
3.125%, 9/26/28	400,000	388,550
4.375%, 3/6/29	1,000,000	1,012,364
1.875%, 3/15/29	1,000,000	921,195
1.750%, 9/19/29	500,000	452,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 1/24/30	$1,000,000	$904,034
0.750%, 10/8/30	1,000,000	835,974
1.500%, 3/4/31	600,000	516,914
3.125%, 4/27/32	500,000	466,696
3.875%, 9/28/32	400,000	390,862
4.000%, 1/12/33	85,000	83,468
3.875%, 6/14/33	500,000	485,619
4.375%, 3/22/35	500,000	499,237
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	397,668
4.500%, 1/16/30	3,000,000	3,035,310
4.250%, 3/13/34	500,000	495,635
Corp. Andina de Fomento
4.750%, 4/1/26	180,000	180,313
2.250%, 2/8/27	650,000	623,928
6.000%, 4/26/27	440,000	454,292
4.125%, 1/7/28	1,000,000	994,062
5.000%, 1/22/30	1,000,000	1,022,162
Council of Europe Development Bank
3.750%, 5/25/26	500,000	497,812
0.875%, 9/22/26	750,000	716,441
3.625%, 1/26/28	500,000	494,462
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,413,499
4.250%, 3/13/34	1,500,000	1,486,316
European Investment Bank
2.125%, 4/13/26(x)	2,000,000	1,961,209
0.750%, 10/26/26	1,111,000	1,056,109
1.375%, 3/15/27	2,500,000	2,376,362
4.375%, 3/19/27	1,500,000	1,509,671
2.375%, 5/24/27(x)	1,000,000	966,257
0.625%, 10/21/27(x)	980,000	901,075
3.875%, 3/15/28	800,000	797,376
3.875%, 6/15/28	1,500,000	1,494,329
4.500%, 10/16/28	750,000	761,935
4.000%, 2/15/29	2,000,000	1,995,592
1.750%, 3/15/29(x)	800,000	733,887
4.750%, 6/15/29	833,000	854,612
1.625%, 10/9/29	410,000	369,272
4.500%, 3/14/30	2,000,000	2,034,505
3.625%, 7/15/30(x)	960,000	937,981
0.750%, 9/23/30(x)	750,000	629,793
1.250%, 2/14/31	1,475,000	1,255,771
1.625%, 5/13/31	750,000	648,719
4.375%, 10/10/31	250,000	252,657
3.750%, 2/14/33	815,000	789,332
4.125%, 2/13/34	3,500,000	3,433,839
4.625%, 2/12/35	570,000	580,420
Inter-American Development Bank
0.875%, 4/20/26	2,000,000	1,933,594
4.500%, 5/15/26	900,000	903,970
2.000%, 6/2/26	1,050,000	1,024,813
2.000%, 7/23/26	1,000,000	973,433
1.500%, 1/13/27	1,500,000	1,434,694
0.625%, 9/16/27	1,000,000	921,721
4.000%, 1/12/28	800,000	800,107
1.125%, 7/20/28	1,250,000	1,138,913
3.125%, 9/18/28	750,000	728,181
2.250%, 6/18/29	1,000,000	930,476
3.500%, 9/14/29	800,000	781,237
4.500%, 2/15/30	2,000,000	2,035,609
1.125%, 1/13/31	3,800,000	3,214,095
3.625%, 9/17/31	800,000	773,007
4.500%, 9/13/33	800,000	807,040
4.375%, 7/17/34	1,000,000	998,505
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	751,017
4.250%, 2/14/29	2,000,000	2,003,381
International Bank for Reconstruction & Development
1.875%, 10/27/26	2,000,000	1,935,538
3.125%, 6/15/27	1,200,000	1,177,750
0.750%, 11/24/27	1,855,000	1,705,408
1.375%, 4/20/28	2,000,000	1,850,353
4.625%, 8/1/28	1,000,000	1,018,554
1.125%, 9/13/28	2,400,000	2,178,016
3.875%, 10/16/29	2,000,000	1,983,047
1.750%, 10/23/29	1,350,000	1,219,697
3.875%, 2/14/30	1,030,000	1,020,228
4.125%, 3/20/30	2,000,000	2,001,223
4.000%, 7/25/30	2,475,000	2,459,548
0.750%, 8/26/30	1,685,000	1,413,100
1.250%, 2/10/31	8,500,000	7,221,160
1.625%, 11/3/31	1,667,000	1,419,441
4.625%, 1/15/32	3,000,000	3,075,000
2.500%, 3/29/32	2,000,000	1,787,434
3.875%, 8/28/34	1,476,000	1,419,130
International Finance Corp.
0.750%, 10/8/26	1,000,000	952,546
4.500%, 7/13/28	450,000	456,793
4.250%, 7/2/29	1,400,000	1,410,710
0.750%, 8/27/30	750,000	629,247
Nordic Investment Bank
3.375%, 9/8/27	643,000	633,208
4.375%, 3/14/28	400,000	404,209
4.250%, 2/28/29	2,000,000	2,015,628

Total Supranational		130,277,390

U.S. Government Agency Securities (1.5%)
FFCB
4.250%, 1/14/28	1,000,000	1,007,642
1.040%, 1/25/29	10,000,000	8,936,363
4.000%, 4/1/30	2,000,000	1,991,996
1.380%, 1/14/31	15,000,000	12,750,244
FHLB
3.625%, 9/4/26	1,000,000	994,858
4.000%, 10/9/26	5,000,000	5,000,426
4.625%, 11/17/26	2,000,000	2,019,087
4.000%, 3/10/27	5,000,000	4,996,025
3.250%, 11/16/28(x)	5,000,000	4,896,028
5.500%, 7/15/36	3,000	3,264
FHLMC
4.550%, 2/11/28	1,000,000	1,001,516
FNMA
2.125%, 4/24/26	8,165,000	8,002,080
1.875%, 9/24/26	7,000,000	6,787,147
0.875%, 12/18/26	5,000,000	4,741,033
0.750%, 10/8/27	9,000,000	8,314,090
0.875%, 8/5/30	5,000,000	4,239,870
Tennessee Valley Authority
4.375%, 8/1/34	730,000	720,843
Series A
2.875%, 2/1/27	1,000,000	979,873

Total U.S. Government Agency Securities		77,382,385

U.S. Treasury Obligations (53.9%)
U.S. Treasury Notes
0.750%, 4/30/26	19,250,000	18,579,846
2.375%, 4/30/26	20,000,000	19,645,332
1.625%, 5/15/26	39,000,000	37,967,167
0.750%, 5/31/26	23,000,000	22,143,418
2.125%, 5/31/26	10,000,000	9,782,907
4.875%, 5/31/26	10,000,000	10,092,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 6/15/26	$15,000,000	$15,018,109
0.875%, 6/30/26	20,000,000	19,240,688
4.500%, 7/15/26	20,000,000	20,120,390
0.625%, 7/31/26	43,000,000	41,128,859
1.500%, 8/15/26	124,000,000	119,887,342
0.750%, 8/31/26	35,000,000	33,454,183
0.875%, 9/30/26	12,000,000	11,463,481
3.500%, 9/30/26	25,000,000	24,830,160
4.625%, 10/15/26	10,000,000	10,096,618
4.125%, 10/31/26	20,000,000	20,047,292
2.000%, 11/15/26	48,000,000	46,524,475
4.250%, 12/31/26	15,000,000	15,073,489
2.250%, 2/15/27	39,000,000	37,811,787
4.125%, 2/15/27	25,000,000	25,079,630
4.125%, 2/28/27	5,000,000	5,017,200
4.250%, 3/15/27	15,000,000	15,089,066
3.875%, 3/31/27	15,000,000	14,989,456
4.375%, 7/15/27	20,000,000	20,196,298
2.250%, 8/15/27	25,000,000	24,062,850
3.375%, 9/15/27	25,000,000	24,688,497
0.375%, 9/30/27	17,000,000	15,580,888
3.875%, 10/15/27	15,000,000	14,984,751
4.125%, 10/31/27	15,000,000	15,074,574
2.250%, 11/15/27	14,000,000	13,421,797
4.125%, 11/15/27	20,000,000	20,103,056
0.625%, 11/30/27	36,500,000	33,484,998
3.875%, 11/30/27	10,000,000	9,988,274
4.000%, 12/15/27	10,000,000	10,023,576
0.625%, 12/31/27	42,000,000	38,424,998
3.875%, 12/31/27	15,000,000	14,985,375
3.500%, 1/31/28	15,000,000	14,831,999
2.750%, 2/15/28	23,500,000	22,761,078
4.250%, 2/15/28	20,000,000	20,185,382
4.000%, 2/29/28	15,000,000	15,033,011
3.875%, 3/15/28	15,000,000	14,988,052
3.625%, 3/31/28	17,500,000	17,359,230
3.500%, 4/30/28	29,000,000	28,644,892
2.875%, 5/15/28	60,000,000	58,144,950
1.250%, 5/31/28	81,000,000	74,617,070
3.625%, 5/31/28	16,000,000	15,856,293
4.000%, 6/30/28	25,000,000	25,062,420
4.125%, 7/31/28	20,000,000	20,124,220
2.875%, 8/15/28	49,000,000	47,367,178
1.125%, 8/31/28	10,000,000	9,109,937
4.375%, 8/31/28	25,000,000	25,343,667
4.625%, 9/30/28	20,000,000	20,448,592
4.875%, 10/31/28	25,000,000	25,773,535
3.125%, 11/15/28	77,500,000	75,352,498
4.375%, 11/30/28	15,000,000	15,220,342
3.750%, 12/31/28	38,000,000	37,741,114
1.750%, 1/31/29	10,000,000	9,224,434
4.000%, 1/31/29	25,000,000	25,044,855
2.625%, 2/15/29	64,000,000	60,983,930
4.250%, 2/28/29	35,000,000	35,375,316
4.125%, 3/31/29	50,000,000	50,318,715
4.625%, 4/30/29	10,000,000	10,250,141
2.375%, 5/15/29	69,000,000	64,881,162
4.500%, 5/31/29	25,000,000	25,514,715
4.250%, 6/30/29	20,000,000	20,224,606
4.000%, 7/31/29	10,000,000	10,015,412
3.625%, 8/31/29	17,000,000	16,768,542
3.500%, 9/30/29	10,000,000	9,807,194
4.000%, 10/31/29	15,000,000	15,014,331
4.125%, 10/31/29	20,000,000	20,124,492
4.125%, 11/30/29	20,000,000	20,131,902
3.875%, 12/31/29	15,000,000	14,932,815
4.375%, 12/31/29	15,000,000	15,254,431
3.500%, 1/31/30	15,000,000	14,684,699
1.500%, 2/15/30	17,500,000	15,589,304
4.000%, 2/28/30	10,000,000	10,011,667
3.625%, 3/31/30	15,000,000	14,751,570
3.500%, 4/30/30	15,000,000	14,657,803
3.750%, 5/31/30	13,000,000	12,845,564
3.750%, 6/30/30	15,000,000	14,813,748
4.000%, 7/31/30	15,000,000	14,990,823
0.625%, 8/15/30	35,000,000	29,303,404
4.125%, 8/31/30	15,000,000	15,073,995
4.625%, 9/30/30	10,000,000	10,293,436
4.875%, 10/31/30	15,000,000	15,623,316
0.875%, 11/15/30	15,000,000	12,636,428
4.375%, 11/30/30	7,500,000	7,625,621
3.750%, 12/31/30	20,000,000	19,695,404
4.000%, 1/31/31	18,500,000	18,448,740
1.125%, 2/15/31	21,300,000	18,097,854
4.125%, 3/31/31	15,000,000	15,051,335
4.625%, 4/30/31	15,000,000	15,445,217
1.625%, 5/15/31	55,000,000	47,772,070
4.625%, 5/31/31	10,000,000	10,296,926
4.250%, 6/30/31	12,000,000	12,113,380
4.125%, 7/31/31	15,000,000	15,035,415
1.250%, 8/15/31	45,000,000	37,886,449
3.750%, 8/31/31	15,000,000	14,712,197
3.625%, 9/30/31	15,000,000	14,603,040
1.375%, 11/15/31	51,000,000	42,982,101
4.125%, 11/30/31	15,000,000	15,021,331
4.500%, 12/31/31	10,000,000	10,233,338
1.875%, 2/15/32	85,000,000	73,662,462
4.125%, 2/29/32	15,000,000	15,014,115
2.875%, 5/15/32	22,000,000	20,311,973
2.750%, 8/15/32	40,000,000	36,501,260
4.125%, 11/15/32	17,000,000	16,989,321
3.500%, 2/15/33	42,000,000	40,143,188
3.375%, 5/15/33	37,000,000	34,960,937
3.875%, 8/15/33	50,000,000	48,891,650
4.500%, 11/15/33	36,000,000	36,780,322
4.000%, 2/15/34	18,000,000	17,714,549
4.375%, 5/15/34	27,500,000	27,805,792
3.875%, 8/15/34	33,000,000	32,084,118
4.250%, 11/15/34	25,000,000	25,011,717
4.625%, 2/15/35	21,000,000	21,636,510

Total U.S. Treasury Obligations		2,813,740,346

Total Long-Term Debt Securities (91.2%) (Cost $4,915,015,153)		4,759,690,362

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(y)*	17,000	197,030
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(y)*	22,000	261,800

Total Preferred Stocks (0.0%)† (Cost $18,166)		458,830

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.8%)
Schwab Intermediate-Term U.S. Treasury ETF	1,000,000	24,860,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	29,208,000
Vanguard Intermediate- Term Treasury ETF	2,900,000	172,260,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Short-Term Treasury ETF	3,100,000	$181,939,000

Total Exchange Traded Funds (7.8%) (Cost $421,832,580)		408,267,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	31,526,848	31,526,848
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		46,526,848

Total Short-Term Investments (0.9%) (Cost $46,526,848)		46,526,848

Total Investments in Securities (99.9%) (Cost $5,383,392,747)		5,214,943,040
Other Assets Less Liabilities (0.1%)		7,359,248

Net Assets (100%)		$5,222,302,288

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $7,218,604 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $46,000,743. This was collateralized by $464,495 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.750%, maturing 6/30/25 – 11/15/53 and by cash of $46,526,848 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,630,803	$—	$2,630,803
Corporate Bonds
Communication Services	—	91,138,935	—	91,138,935
Consumer Discretionary	—	77,705,847	—	77,705,847
Consumer Staples	—	95,724,336	—	95,724,336
Energy	—	85,984,870	—	85,984,870
Financials	—	678,566,313	—	678,566,313
Health Care	—	138,018,021	—	138,018,021
Industrials	—	95,452,658	—	95,452,658
Information Technology	—	119,946,644	—	119,946,644
Materials	—	39,108,772	—	39,108,772
Real Estate	—	70,471,271	—	70,471,271
Utilities	—	127,303,309	—	127,303,309
Exchange Traded Funds	408,267,000	—	—	408,267,000
Foreign Government Securities	—	110,898,639	—	110,898,639
Municipal Bonds	—	5,339,823	—	5,339,823
Preferred Stocks
Financials	458,830	—	—	458,830
Short-Term Investments
Investment Companies	46,526,848	—	—	46,526,848
Supranational	—	130,277,390	—	130,277,390
U.S. Government Agency Securities	—	77,382,385	—	77,382,385
U.S. Treasury Obligations	—	2,813,740,346	—	2,813,740,346

Total Assets	$455,252,678	$4,759,690,362	$—	$5,214,943,040

Total	$455,252,678	$4,759,690,362	$—	$5,214,943,040

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,190,086
Aggregate gross unrealized depreciation	(188,067,310)

Net unrealized depreciation	$(168,877,224)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,383,820,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.1%)
AASET Trust,
Series 2025-1A A
5.943%, 2/16/50§	$248,450	$250,313
Affirm Asset Securitization Trust,
Series 2023-B A
6.820%, 9/15/28§	270,000	272,454
Series 2024-A 1A
5.610%, 2/15/29§	525,000	528,827
Series 2024-A A
5.610%, 2/15/29§	150,000	151,093
American Credit Acceptance Receivables Trust,
Series 2022-4 C
7.860%, 2/15/29§	8,691	8,713
Series 2023-3 C
6.440%, 10/12/29§	370,000	373,839
Series 2023-4 B
6.630%, 2/14/28§	215,000	215,671
AmeriCredit Automobile Receivables Trust,
Series 2021-3 C
1.410%, 8/18/27	425,000	413,848
Series 2022-1 B
2.770%, 4/19/27	680,000	675,251
Series 2022-2 A3
4.380%, 4/18/28	80,464	80,408
Series 2023-1 B
5.570%, 3/20/28	450,000	456,684
Series 2024-1 A3
5.430%, 1/18/29	360,000	364,151
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	141,349	131,050
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	89,419	90,314
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	940,000	952,310
Series 2024-1A A
5.360%, 6/20/30§	120,000	122,519
BHG Securitization Trust,
Series 2024-1CON A
5.810%, 4/17/35§	91,039	92,546
BMW Vehicle Lease Trust,
Series 2024-2 A3
4.180%, 10/25/27	300,000	299,249
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3
6.510%, 11/15/27	673,124	676,330
Series 2024-3 B
5.370%, 10/16/28	175,000	176,356
CarMax Auto Owner Trust,
Series 2021-4 A3
0.560%, 9/15/26	66,418	65,980
Series 2023-2 A3
5.050%, 1/18/28	523,186	525,295
Series 2024-4 A3
4.600%, 10/15/29	665,000	666,738
CarMax Select Receivables Trust,
Series 2025-A A3
4.770%, 9/17/29	380,000	380,560
Carvana Auto Receivables Trust,
Series 2021-P3 A3
0.700%, 11/10/26	52,871	52,688
Series 2023-N1 A
6.360%, 4/12/27§	20,811	20,825
Series 2023-P1 A3
5.980%, 12/10/27§	402,633	405,023
Series 2024-P2 A3
5.330%, 7/10/29	195,000	196,935
Series 2024-P4 A3
4.640%, 1/10/30	120,000	120,478
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	227,051	228,690
Series 2024-1A A1
5.520%, 5/15/36§	156,905	158,814
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	150,000	151,069
Compass Datacenters Issuer II LLC,
Series 2024-2A A1
5.022%, 8/25/49§	195,000	193,184
Compass Datacenters Issuer III LLC,
Series 2025-1A A2
5.656%, 2/25/50§	120,000	121,618
Credit Acceptance Auto Loan Trust,
Series 2022-3A A
6.570%, 10/15/32§	240,736	241,280
Series 2023-1A A
6.480%, 3/15/33§	480,000	483,038
Series 2023-2A B
6.610%, 7/15/33§	435,000	441,254
Series 2023-3A C
7.620%, 12/15/33§	100,000	104,271
Series 2025-1A A
5.020%, 3/15/35§	365,000	365,977
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A
6.050%, 1/20/31§	307,576	312,114
CyrusOne Data Centers Issuer I LLC,
Series 2025-1A A2
5.910%, 2/20/50§	350,000	356,473
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	620,000	626,119
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	583,376	585,933
Drive Auto Receivables Trust,
Series 2024-2 B
4.520%, 7/16/29	420,000	419,885
DT Auto Owner Trust,
Series 2021-4A C
1.500%, 9/15/27§	19,683	19,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-3A B
6.740%, 7/17/28§	$16,030	$16,042
Series 2023-2A B
5.410%, 2/15/29§	311,883	312,374
Enterprise Fleet Financing LLC,
Series 2022-3 A2
4.380%, 7/20/29§	45,086	45,022
Series 2023-2 A2
5.560%, 4/22/30§	225,217	226,772
Series 2024-1 A3
5.160%, 9/20/30§	150,000	152,303
Series 2024-3 A4
5.060%, 3/20/31§	245,000	249,087
Series 2025-1 A3
4.820%, 2/20/29§	175,000	176,393
Exeter Automobile Receivables Trust,
Series 2023-2A B
5.610%, 9/15/27	140,629	140,842
Series 2024-4A C
5.480%, 8/15/30	200,000	201,950
Series 2025-2A A3
4.740%, 1/16/29	630,000	631,092
Flagship Credit Auto Trust,
Series 2022-4 A3
6.320%, 6/15/27§	224,501	225,060
Series 2023-2 C
5.810%, 5/15/29§	460,000	462,719
Ford Credit Auto Lease Trust,
Series 2025-A A3
4.720%, 6/15/28	220,000	221,514
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	266,250
Frontier Issuer LLC,
Series 2023-1 A2
6.600%, 8/20/53§	605,000	616,189
Series 2024-1 A2
6.190%, 6/20/54§	170,000	174,964
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	340,000	342,857
GLS Auto Receivables Issuer Trust,
Series 2024-2A B
5.770%, 11/15/28§	395,000	400,438
Series 2024-3A B
5.080%, 1/16/29§	205,000	205,839
Series 2024-4A A3
4.750%, 7/17/28§	135,000	135,332
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	86,828	87,707
Series 2024-3A A2
5.590%, 10/15/29§	285,032	288,959
Series 2024-4A A2
4.430%, 12/17/29§	207,358	207,593
Series 2025-1A A2
4.710%, 4/15/30§	235,000	235,987
GM Financial Automobile Leasing Trust,
Series 2025-1 A3
4.660%, 2/21/28	295,000	295,890
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	186,126
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4
5.150%, 10/27/59§	85,679	85,955
GreenSky Home Improvement Trust,
Series 2024-1 A3
5.550%, 6/25/59§	195,000	198,503
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	640,936
Series 2024-1A A
5.440%, 1/25/29§	375,000	380,805
Hertz Vehicle Financing LLC,
Series 2022-2A A
2.330%, 6/26/28§	400,000	381,376
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	43,232	43,426
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	270,000	272,653
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	192,062
Series 2024-1A A4
5.170%, 9/15/28§	125,000	125,937
Series 2024-2A A3
5.610%, 8/15/28§	235,000	236,859
Series 2024-3A A3
4.520%, 3/15/29§	180,000	180,161
Series 2025-1A A3
4.690%, 7/16/29§	470,000	470,699
M&T Bank Auto Receivables Trust,
Series 2025-1A A3
4.730%, 6/17/30§	150,000	151,087
M&T Equipment 2023-LEAF1 Notes,
Series 2023-1A A3
5.740%, 7/15/30§	290,000	292,483
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3
0.460%, 6/15/26	16,597	16,565
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	381,932	385,791
Mercury Financial Credit Card Master Trust,
Series 2024-2A A
6.560%, 7/20/29§	355,000	360,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Mission Lane Credit Card Master Trust,
Series 2024-B A
5.880%, 1/15/30§	$330,000	$330,918
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	119,997	121,242
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	42,922	41,040
Series 2021-EA A
0.970%, 12/16/69§	752,736	667,255
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	643,410
Octane Receivables Trust,
Series 2024-2A A2
5.800%, 7/20/32§	387,220	391,564
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
6.980%, 1/21/38(l)§	2,850,000	2,863,996
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	805,000	801,197
OWN Equipment Fund I LLC,
Series 2024-2M A
5.700%, 12/20/32§	463,107	468,015
PenFed Auto Receivables Owner Trust,
Series 2024-A A3
4.700%, 6/15/29§	190,000	190,335
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	81,166	81,717
Prestige Auto Receivables Trust,
Series 2021-1A C
1.530%, 2/15/28§	160,200	158,685
Series 2023-1A C
5.650%, 2/15/28§	350,000	350,724
Regional Management Issuance Trust,
Series 2024-1 A
5.830%, 7/15/36§	150,000	152,906
Republic Finance Issuance Trust,
Series 2024-A A
5.910%, 8/20/32§	235,000	238,422
Santander Drive Auto Receivables Trust,
Series 2022-3 B
4.130%, 8/16/27	135,006	134,891
Series 2022-4 B
4.420%, 11/15/27	266,863	266,722
Series 2023-1 C
5.090%, 5/15/30	115,000	115,713
Series 2023-3 C
5.770%, 11/15/30	155,000	158,721
Series 2023-4 B
5.770%, 12/15/28	325,000	330,077
Series 2023-5 B
6.160%, 12/17/29	495,000	504,979
Series 2024-3 A3
5.630%, 1/16/29	360,000	363,319
Series 2024-4 A3
4.850%, 1/16/29	265,000	265,631
Series 2025-2 A3
4.670%, 8/15/29	340,000	340,697
SBNA Auto Lease Trust,
Series 2024-A A3
5.390%, 11/20/26§	220,000	220,627
Series 2024-B A3
5.560%, 11/22/27§	265,000	267,484
Series 2024-C A3
4.560%, 2/22/28§	105,000	104,985
SCF Equipment Leasing LLC,
Series 2022-1A A3
2.920%, 7/20/29§	96,742	96,245
Series 2023-1A A2
6.560%, 1/22/30§	47,752	47,770
Series 2024-1A A3
5.520%, 1/20/32§	190,000	193,465
SCF Equipment Trust LLC,
Series 2025-1A A3
5.110%, 11/21/33§	325,000	328,244
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	248,993
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	390,000	392,935
Series 2024-3A A3
4.550%, 6/20/30§	145,000	144,998
Series 2025-1A A3
4.750%, 7/22/30§	145,000	145,951
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A
5.140%, 6/20/41§	272,470	273,790
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	162,152	150,435
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	43,503	41,669
Stream Innovations Issuer Trust,
Series 2024-1A A
6.270%, 7/15/44§	75,490	78,603
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	110,000	109,436
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.726%, 9/18/42(l)§	3,700,000	3,695,368
Volofin Finance DAC,
Series 2024-1A A
5.935%, 6/15/37§	357,277	358,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	$48,000	$48,698
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	625,227
Series 2024-2A A3
5.560%, 2/15/28§	200,000	202,488
Series 2024-3A A3
4.710%, 4/17/28§	265,000	266,038
Series 2025-1A A3
4.750%, 8/15/28§	475,000	476,709
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	442,278	445,775
Series 2024-1A A1
5.490%, 2/18/39§	261,226	263,226
Series 2024-2A A1
4.870%, 6/21/39§	260,000	261,011
Series 2024-3A A1
4.800%, 9/19/39§	215,000	215,762
World Omni Auto Receivables Trust,
Series 2024-C A3
4.430%, 12/17/29	280,000	280,380
World Omni Select Auto Trust,
Series 2021-A B
0.850%, 8/16/27	51,267	51,174
Ziply Fiber Issuer LLC,
Series 2024-1A A2
6.640%, 4/20/54§	745,000	767,869

Total Asset- Backed Securities		45,282,662

Collateralized Mortgage Obligations (2.7%)
Connecticut Avenue Securities Trust,
Series 2023-R08 1M2
6.840%, 10/25/43(l)§	6,520,000	6,648,590
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
9.090%, 2/25/42(l)§	1,380,000	1,441,244
Series 2022-DNA6 M2
10.090%, 9/25/42(l)§	3,700,000	4,026,081
Series 2022-HQA1 M2
9.590%, 3/25/42(l)§	3,440,000	3,648,561
GNMA,
Series 2016-149 IP
4.000%, 10/20/46 IO	2,184,490	430,222
Series 2022-120 EI
5.500%, 2/20/47 IO	1,449,168	226,431
Radnor Re Ltd.,
Series 2024-1 M2
8.340%, 9/25/34(l)§	3,180,000	3,282,445

Total Collateralized Mortgage Obligations		19,703,574

Commercial Mortgage-Backed Securities (2.7%)
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	212,680
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	557,252
Series 2021-BN37 A5
2.618%, 11/15/64(l)	755,000	643,477
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56(l)	385,000	405,916
Series 2023-5YR4 A3
6.500%, 12/15/56	142,826	149,688
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	740,000	772,085
BBCMS Mortgage Trust,
Series 2020-BID A
6.574%, 10/15/37(l)§	215,000	214,866
Series 2021-C12 A5
2.689%, 11/15/54	755,000	655,627
Series 2024-5C25 A3
5.946%, 3/15/57	400,000	413,894
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	659,947
Series 2023-V2 A3
5.812%, 5/15/55(l)	470,000	480,801
BPR Trust,
Series 2021-NRD A
5.845%, 12/15/38(l)§	420,000	418,951
Series 2022-OANA A
6.217%, 4/15/37(l)§	310,000	309,903
BX Trust,
Series 2024-VLT4 A
5.811%, 7/15/29(l)§	420,000	417,903
CFCRE Commercial Mortgage Trust, Series 2016-C4 D 4.847%, 5/10/58(l)§	1,300,000	1,238,133
Commercial Mortgage Trust, Series 2024-CBM A2 5.867%, 12/10/41(l)§	100,000	101,709
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	250,749
Series 2014-USA A2
3.953%, 9/15/37§	575,000	526,825
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	302,135
DROP Mortgage Trust,
Series 2021-FILE A
5.583%, 10/15/43(l)§	420,000	398,723
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
0.904%, 4/25/34 IO(l)	5,109,021	274,939
Series K738 A2
1.545%, 1/25/27	250,000	239,384
Series K-F107 AS
4.603%, 3/25/28(l)	634,787	631,875
GNMA,
Series 2024-67 EI
0.681%, 10/16/65 IO(l)	744,261	42,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	$296,806	$239,511
Series 2013-PEMB A
3.549%, 3/5/33(l)§	140,000	117,166
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7
3.914%, 8/5/34§	42,146	41,354
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A
5.919%, 1/15/42(l)§	320,000	316,007
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	238,075
Series 2021-L7 A5
2.574%, 10/15/54	775,000	668,956
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/10/40§	480,000	487,628
SPGN Mortgage Trust,
Series 2022-TFLM A
5.869%, 2/15/39(l)§	760,000	748,605
TCO Commercial Mortgage Trust,
Series 2024-DPM A
5.562%, 12/15/39(l)§	270,000	269,326
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B
4.482%, 11/15/48(l)	2,890,000	2,844,383
Series 2020-C57 A4
2.118%, 8/15/53	355,000	310,102
Series 2020-C58 A4
2.092%, 7/15/53	100,000	85,734
Series 2021-C60 A4
2.342%, 8/15/54	1,540,000	1,322,428
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	953,935
Series 2022-C62 A4
4.000%, 4/15/55(l)	715,000	668,483

Total Commercial Mortgage- Backed Securities		19,631,331

Corporate Bonds (29.4%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC
6.375%, 9/1/29§	149,000	148,488
4.750%, 3/1/30§	112,000	103,824
4.750%, 2/1/32§	434,000	385,444
4.500%, 5/1/32	436,000	379,032
4.500%, 6/1/33§	526,000	448,384
Level 3 Financing, Inc.
4.500%, 4/1/30§	402,000	323,107
Verizon Communications, Inc.
5.250%, 4/2/35	780,000	779,760
Windstream Escrow LLC
7.750%, 8/15/28	285	4
Windstream Services LLC
8.250%, 10/1/31§	189,000	192,307
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	494,000	449,688
6.125%, 3/1/28§	231,000	192,308

		3,402,346

Entertainment (0.1%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	150,000	151,431
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	363,083

		514,514

Media (0.8%)
Charter Communications Operating LLC
6.100%, 6/1/29	395,000	408,146
CMG Media Corp.
8.875%, 6/18/29§	227,111	195,883
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	713,486
CSC Holdings LLC
11.750%, 1/31/29§	496,000	480,500
Gray Media, Inc.
10.500%, 7/15/29§	106,000	109,843
4.750%, 10/15/30§	450,000	281,182
5.375%, 11/15/31§	150,000	91,703
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	425,000	417,830
Neptune Bidco US, Inc.
9.290%, 4/15/29§	477,000	413,535
Nexstar Media, Inc.
5.625%, 7/15/27§	325,000	319,719
Outfront Media Capital LLC
5.000%, 8/15/27§	327,000	321,591
Sinclair Television Group, Inc.
5.500%, 3/1/30§	222,000	164,557
8.125%, 2/15/33§	116,000	114,344
Sirius XM Radio LLC
3.125%, 9/1/26§	262,000	253,265
3.875%, 9/1/31§	474,000	405,478
Stagwell Global LLC
5.625%, 8/15/29§	386,000	367,183
TEGNA, Inc.
4.750%, 3/15/26§	191,000	188,674
Univision Communications, Inc.
8.500%, 7/31/31§	482,000	467,540
VZ Secured Financing BV
5.000%, 1/15/32§	330,000	286,275

		6,000,734

Wireless Telecommunication Services (0.0%)†
T-Mobile USA, Inc.
5.125%, 5/15/32(x)	320,000	321,296

Total Communication Services		10,238,890

Consumer Discretionary (3.1%)
Automobile Components (0.2%)
Clarios Global LP
8.500%, 5/15/27§	232,000	232,580
6.750%, 5/15/28§	451,000	455,510
6.750%, 2/15/30§	73,000	73,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Denso Corp.
1.239%, 9/16/26§	$565,000	$538,582
Forvia SE
8.000%, 6/15/30§	220,000	216,458

		1,516,654

Automobiles (0.7%)
BMW US Capital LLC
5.400%, 3/21/35§	705,000	696,653
Hyundai Capital America
4.875%, 11/1/27§	520,000	520,844
5.150%, 3/27/30§	970,000	962,702
Mercedes-Benz Finance North America LLC
4.650%, 4/1/27§	910,000	909,828
4.900%, 11/15/27§	565,000	567,616
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	359,069
Stellantis Finance US, Inc.
6.450%, 3/18/35§	335,000	330,577
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	670,000	668,224
5.800%, 3/27/35§	480,000	469,646

		5,485,159

Broadline Retail (0.3%)
Getty Images, Inc.
9.750%, 3/1/27§	562,000	562,000
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK(h)(r)§	245,575	—
Saks Global Enterprises LLC
11.000%, 12/15/29§	1,840,000	1,483,500

		2,045,500

Distributors (0.3%)
Genuine Parts Co.
4.950%, 8/15/29	435,000	436,139
LKQ Corp.
5.750%, 6/15/28	360,000	368,074
RB Global Holdings, Inc.
6.750%, 3/15/28§	374,000	382,179
7.750%, 3/15/31§	196,000	205,175
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	191,316
Velocity Vehicle Group LLC
8.000%, 6/1/29§	150,000	153,698
Windsor Holdings III LLC
8.500%, 6/15/30§	339,000	349,594

		2,086,175

Diversified Consumer Services (0.1%)
Belron UK Finance plc
5.750%, 10/15/29§	200,000	198,000
Service Corp. International
5.750%, 10/15/32	202,000	198,213
Wand NewCo 3, Inc.
7.625%, 1/30/32§	220,000	225,225

		621,438

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC
3.875%, 1/15/28§	294,000	280,517
5.625%, 9/15/29§	207,000	204,104
Caesars Entertainment, Inc.
7.000%, 2/15/30§	797,000	808,788
Carnival Corp.
7.000%, 8/15/29(x)§	283,000	295,027
6.125%, 2/15/33§	300,000	296,250
CEC Entertainment LLC
6.750%, 5/1/26§	89,000	87,905
Churchill Downs, Inc.
5.750%, 4/1/30§	301,000	293,930
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	203,000
Great Canadian Gaming Corp.
8.750%, 11/15/29§	211,000	212,582
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	120,000	119,550
3.625%, 2/15/32§	259,000	227,058
5.875%, 3/15/33§	185,000	183,187
Hyatt Hotels Corp.
5.250%, 6/30/29	355,000	358,276
5.375%, 12/15/31	180,000	179,117
5.750%, 3/30/32	200,000	200,635
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	244,000	186,660
Marriott International, Inc.
5.350%, 3/15/35	342,000	335,986
5.500%, 4/15/37	460,000	452,605
McDonald’s Corp.
4.950%, 3/3/35	785,000	779,256
NCL Corp. Ltd.
6.750%, 2/1/32§	222,000	219,860
Ontario Gaming GTA LP
8.000%, 8/1/30§	324,000	325,215
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	261,000	259,695
6.000%, 2/1/33§	560,000	558,600
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	251,314
Six Flags Entertainment Corp.
6.625%, 5/1/32§	268,000	269,747
Station Casinos LLC
4.500%, 2/15/28§	182,000	174,037
4.625%, 12/1/31§	180,000	161,100
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	207,000	197,776
Yum! Brands, Inc.
5.375%, 4/1/32	156,000	152,147

		8,273,924

Household Durables (0.1%)
CD&R Smokey Buyer, Inc.
9.500%, 10/15/29§	219,000	199,838
M.D.C. Holdings, Inc.
3.966%, 8/6/61	360,000	267,840
Newell Brands, Inc.
6.625%, 5/15/32	266,000	258,685

		726,363

Specialty Retail (0.2%)
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	119,000	122,695
eG Global Finance plc
12.000%, 11/30/28§	400,000	442,096
LBM Acquisition LLC
6.250%, 1/15/29§	204,000	173,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LCM Investments Holdings II LLC
4.875%, 5/1/29§	$250,000	$234,500
Specialty Building Products Holdings LLC
7.750%, 10/15/29§	146,000	134,503
White Cap Buyer LLC
6.875%, 10/15/28(x)§	227,000	217,352

		1,324,291

Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.375%, 12/1/31§	180,000	186,300
Crocs, Inc.
4.125%, 8/15/31§	270,000	237,600
Hanesbrands, Inc.
9.000%, 2/15/31§	304,000	319,662
S&S Holdings LLC
8.375%, 10/1/31§	346,000	326,634

		1,070,196

Total Consumer Discretionary		23,149,700

Consumer Staples (1.3%)
Beverages (0.3%)
Bacardi-Martini BV
5.550%, 2/1/30§	850,000	862,663
PepsiCo, Inc.
5.000%, 2/7/35	690,000	692,301
Primo Water Holdings, Inc.
4.375%, 4/30/29§	203,000	193,695
Suntory Holdings Ltd.
5.124%, 6/11/29(x)§	240,000	243,836

		1,992,495

Consumer Staples Distribution & Retail (0.2%)
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	157,410
Sysco Corp.
5.100%, 9/23/30	405,000	410,513
Target Corp.
5.000%, 4/15/35	615,000	609,043
United Natural Foods, Inc.
6.750%, 10/15/28§	332,000	327,850
US Foods, Inc.
4.625%, 6/1/30§	236,000	223,617
7.250%, 1/15/32§	177,000	183,859

		1,912,292

Food Products (0.5%)
Campbell’s Co. (The)
5.250%, 10/13/54	390,000	353,129
Cargill, Inc.
5.125%, 2/11/35§	395,000	392,290
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	394,020
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	123,000	126,880
9.625%, 9/15/32§	219,000	224,749
General Mills, Inc.
4.875%, 1/30/30	285,000	285,353
Kraft Heinz Foods Co.
5.400%, 3/15/35	485,000	487,053
Post Holdings, Inc.
5.500%, 12/15/29§	84,000	81,375
4.500%, 9/15/31§	261,000	236,372
6.375%, 3/1/33§	158,000	155,516
6.250%, 10/15/34§	226,000	220,617
Sigma Holdco BV
7.875%, 5/15/26§	219,000	217,631
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	166,541
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	468,000	432,900

		3,774,426

Household Products (0.0%)†
Energizer Holdings, Inc.
4.750%, 6/15/28§	247,000	236,214

Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	71,000	70,822
Opal Bidco SAS
6.500%, 3/31/32§	200,000	200,000
Prestige Brands, Inc.
3.750%, 4/1/31§	275,000	246,048

		516,870

Tobacco (0.2%)
BAT Capital Corp.
5.625%, 8/15/35(x)	785,000	785,171
Imperial Brands Finance plc
5.500%, 2/1/30§	585,000	597,433

		1,382,604

Total Consumer Staples		9,814,901

Energy (3.4%)
Energy Equipment & Services (0.2%)
Aris Water Holdings LLC
7.250%, 4/1/30§	452,000	455,575
Helmerich & Payne, Inc.
5.500%, 12/1/34§	465,000	438,144
Transocean, Inc.
8.750%, 2/15/30§	188,000	195,294
8.500%, 5/15/31(x)§	150,000	144,938

		1,233,951

Oil, Gas & Consumable Fuels (3.2%)
Antero Resources Corp.
7.625%, 2/1/29§	155,000	158,937
APA Corp.
6.750%, 2/15/55§	450,000	435,814
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	193,000	191,794
Baytex Energy Corp.
8.500%, 4/30/30§	3,300,000	3,346,794
Blue Racer Midstream LLC
6.625%, 7/15/26§	255,000	253,725
7.250%, 7/15/32§	182,000	187,691
Chevron USA, Inc.
4.687%, 4/15/30	735,000	739,640
Chord Energy Corp.
6.750%, 3/15/33§	228,000	226,928
ConocoPhillips Co.
5.000%, 1/15/35	300,000	295,530
Crescent Energy Finance LLC
7.625%, 4/1/32§	384,000	376,800
Delek Logistics Partners LP
8.625%, 3/15/29§	403,000	417,435
Diamondback Energy, Inc.
5.550%, 4/1/35	425,000	424,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	$230,000	$233,738
Energy Transfer LP
5.700%, 4/1/35	340,000	340,930
7.500%, 7/1/38	170,000	193,159
Genesis Energy LP
7.750%, 2/1/28	277,000	279,005
7.875%, 5/15/32	477,000	480,578
Harbour Energy plc
6.327%, 4/1/35§	220,000	219,068
Kinder Morgan, Inc.
4.800%, 2/1/33	244,000	235,124
Kinetik Holdings LP
5.875%, 6/15/30§	421,000	414,685
Marathon Petroleum Corp.
5.150%, 3/1/30	440,000	443,213
NFE Financing LLC
12.000%, 11/15/29§	2,876,400	2,434,154
NGL Energy Operating LLC
8.375%, 2/15/32§	443,000	440,595
NuStar Logistics LP
6.000%, 6/1/26	165,000	165,206
Occidental Petroleum Corp.
6.050%, 10/1/54(x)	375,000	351,576
Permian Resources Operating LLC
5.875%, 7/1/29§	144,000	142,070
6.250%, 2/1/33§	204,000	202,754
Petroleos Mexicanos
5.350%, 2/12/28	8,740,000	8,097,610
Phillips 66 Co.
5.650%, 6/15/54	460,000	426,471
Summit Midstream Holdings LLC
8.625%, 10/31/29§	534,000	543,345
Sunoco LP
4.500%, 4/30/30	104,000	97,240
7.250%, 5/1/32§	228,000	234,840
6.250%, 7/1/33§	212,000	212,134
Targa Resources Corp.
6.125%, 5/15/55	595,000	585,597

		23,828,883

Total Energy		25,062,834

Financials (11.0%)
Banks (4.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	408,882
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	495,000	502,139
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	292,006
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	729,949
(SOFR + 1.74%), 5.518%, 10/25/35(k)	510,000	498,678
Bank of America NA
5.526%, 8/18/26	510,000	518,132
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29(k)	295,000	297,182
Bank of New Zealand
2.285%, 1/27/27§	605,000	582,599
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.900%, 6/4/25(k)(y)	1,090,000	1,083,187
Banque Federative du Credit Mutuel SA
5.194%, 2/16/28§	275,000	278,055
5.538%, 1/22/30§	450,000	463,024
Barclays plc
(SOFR + 1.23%), 5.367%, 2/25/31(k)	370,000	373,402
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30(k)§	580,000	584,425
Canadian Imperial Bank of Commerce
5.237%, 6/28/27	330,000	334,557
(SOFR + 1.03%), 4.857%, 3/30/29(k)	745,000	747,113
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27(k)	750,000	753,163
Citigroup, Inc.
(SOFR + 1.47%), 5.333%, 3/27/36(k)	1,040,000	1,027,214
Citizens Financial Group, Inc.
(SOFR + 1.26%), 5.253%, 3/5/31(k)	305,000	305,987
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	235,000	229,290
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	185,000	187,923
Commonwealth Bank of Australia
4.423%, 3/14/28	590,000	592,252
Credit Agricole SA
(SOFR + 1.13%), 5.230%, 1/9/29(k)§	690,000	695,544
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.019%, 3/4/31(k)§	510,000	509,276
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	344,122
(SOFR + 1.05%), 4.853%, 11/5/30(k)§	230,000	231,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Federation des Caisses
Desjardins du Quebec 5.700%, 3/14/28§	$295,000	$303,750
Fifth Third Bank NA
(SOFR + 0.81%), 4.967%, 1/28/28(k)	250,000	251,415
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28(k)	760,000	765,179
(SOFR + 1.56%), 5.450%, 3/3/36(k)	1,045,000	1,033,077
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	295,000	306,605
(SOFR + 1.28%), 5.272%, 1/15/31(k)	155,000	156,311
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	380,000	381,089
JPMorgan Chase & Co.
(SOFR + 1.34%), 4.946%, 10/22/35(k)	670,000	652,935
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§	235,000	234,285
M&T Bank Corp.
(SOFR + 1.61%), 5.385%, 1/16/36(k)	475,000	466,704
National Bank of Canada
4.500%, 10/10/29	510,000	503,642
NatWest Group plc
(USD Swap Semi 5 Year + 5.72%), 8.000%, 8/10/25(k)(y)	1,870,000	1,877,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.964%, 8/15/30(k)	320,000	319,245
NatWest Markets plc
4.789%, 3/21/28§	530,000	532,359
Royal Bank of Canada
(SOFR + 1.03%), 5.153%, 2/4/31(k)	1,040,000	1,049,742
(United States SOFR Compounded Index + 1.13%), 4.970%, 5/2/31(k)	365,000	365,573
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31(k)(x)	540,000	543,549
Santander UK Group Holdings plc
(United States SOFR Compounded Index + 1.52%), 5.694%, 4/15/31(k)	485,000	493,931
Societe Generale SA
5.250%, 2/19/27§	620,000	623,713
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.43%), 6.228%, 1/21/36(k)§	430,000	446,439
Sumitomo Mitsui Financial Group, Inc.
5.632%, 1/15/35	730,000	745,176
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	415,000	420,176
Swedbank AB
6.136%, 9/12/26§	380,000	388,337
5.407%, 3/14/29§	360,000	367,638
Toronto-Dominion Bank (The)
5.298%, 1/30/32	465,000	472,072
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	435,000	468,045
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	346,044
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27(k)	760,000	758,497
Wells Fargo & Co.
(SOFR + 1.38%), 5.211%, 12/3/35(k)	450,000	446,265
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	1,700,000	1,635,404

		29,923,367

Capital Markets (3.2%)
Ameriprise Financial, Inc.
5.200%, 4/15/35	295,000	293,495
Antares Holdings LP
3.750%, 7/15/27§	375,000	357,715
6.350%, 10/23/29§	260,000	259,469
Apollo Debt Solutions BDC
6.550%, 3/15/32§	280,000	283,423
Ares Capital Corp.
5.800%, 3/8/32	295,000	292,485
Ares Strategic Income Fund
5.700%, 3/15/28§	300,000	300,028
Aretec Group, Inc.
7.500%, 4/1/29§	134,000	130,315
10.000%, 8/15/30§	161,000	172,647
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	325,000	311,219
5.950%, 3/15/30	105,000	103,065
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27(k)	315,000	316,455
(SOFR + 0.89%), 4.942%, 2/11/31(k)	740,000	745,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BGC Group, Inc.
6.150%, 4/2/30§	$155,000	$154,399
Blackstone Private Credit Fund
6.000%, 1/29/32	395,000	389,330
Blackstone Secured Lending Fund
5.350%, 4/13/28	290,000	289,489
5.300%, 6/30/30	235,000	230,162
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	258,852
Blue Owl Capital Corp. II
8.450%, 11/15/26	230,000	240,773
Blue Owl Credit Income Corp.
7.950%, 6/13/28	270,000	286,136
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	125,000	124,255
6.750%, 4/4/29	335,000	339,531
Brookfield Finance, Inc.
5.813%, 3/3/55	320,000	310,758
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	289,172
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	3,150,000	3,064,347
CME Group, Inc.
4.400%, 3/15/30	750,000	748,022
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	195,000	200,376
FS KKR Capital Corp.
7.875%, 1/15/29	275,000	290,644
6.125%, 1/15/30	295,000	292,799
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27(k)	420,000	423,916
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26(k)(x)	790,000	792,965
(SOFR + 1.21%), 5.049%, 7/23/30(k)	465,000	468,331
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,500,000	3,366,862
Hercules Capital, Inc.
3.375%, 1/20/27	310,000	298,361
HPS Corporate Lending Fund
5.450%, 1/14/28§	435,000	432,713
6.250%, 9/30/29	10,000	10,107
Jefferies Financial Group, Inc.
5.875%, 7/21/28	295,000	302,702
Main Street Capital Corp.
3.000%, 7/14/26	215,000	208,222
6.500%, 6/4/27	245,000	250,058
Marex Group plc
6.404%, 11/4/29	335,000	340,291

Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30(k)	750,000	742,028
(SOFR + 1.11%), 5.230%, 1/15/31(k)	595,000	604,340
MSCI, Inc.
3.250%, 8/15/33§	268,000	229,686
MSD Investment Corp.
6.250%, 5/31/30§	135,000	133,704
New Mountain Finance Corp.
6.200%, 10/15/27	155,000	156,127
6.875%, 2/1/29	150,000	151,980
Sixth Street Lending Partners
6.500%, 3/11/29	350,000	357,148
State Street Corp.
4.729%, 2/28/30	250,000	250,533
UBS AG
5.000%, 7/9/27	425,000	429,238
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(y)§	2,350,000	2,272,897

		23,296,959

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
5.375%, 12/15/31	160,000	161,002
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)	530,000	512,775
American Honda Finance Corp.
5.200%, 3/5/35	700,000	690,649
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	390,530
4.950%, 1/15/28§	530,000	526,391
5.375%, 5/30/30§	105,000	104,938
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	224,000	235,973
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27(k)	335,000	346,698
(SOFR + 2.64%), 6.312%, 6/8/29(k)	35,000	36,304
(SOFR + 2.04%), 6.183%, 1/30/36(k)(x)	340,000	337,031
Enova International, Inc.
9.125%, 8/1/29§	273,000	280,158
Ford Motor Credit Co. LLC
6.532%, 3/19/32	915,000	913,609
General Motors Financial Co., Inc.
6.050%, 10/10/25	435,000	437,672
5.050%, 4/4/28	655,000	654,700
5.350%, 1/7/30	170,000	169,149
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	175,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
8.000%, 6/15/28§	$240,000	$250,800
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	269,527
John Deere Capital Corp.
4.900%, 3/7/31	500,000	506,375
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	300,000	299,861
Mitsubishi HC Finance America LLC
5.150%, 10/24/29§	555,000	559,833
Synchrony Financial
4.875%, 6/13/25	320,000	319,882
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	285,000	288,267
(SOFR + 1.68%), 5.450%, 3/6/31(k)(x)	185,000	183,550
Toyota Motor Credit Corp.
5.350%, 1/9/35	525,000	531,170

		9,182,714

Financial Services (0.9%)
Armor Holdco, Inc.
8.500%, 11/15/29§	410,000	397,282
Atlas Warehouse Lending Co. LP
6.250%, 1/15/30§	250,000	250,445
Enact Holdings, Inc.
6.250%, 5/28/29	625,000	640,482
Freedom Mortgage Corp.
6.625%, 1/15/27§	1,850,000	1,833,813
12.000%, 10/1/28§	228,000	244,245
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	240,643
8.375%, 4/1/32§	159,000	154,230
Nationwide Building Society
5.127%, 7/29/29§	620,000	625,843
PayPal Holdings, Inc.
5.100%, 4/1/35	550,000	544,204
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	181,068
Shift4 Payments LLC
4.625%, 11/1/26§	406,000	400,044
6.750%, 8/15/32§	397,000	397,992
Synchrony Bank
5.400%, 8/22/25	465,000	465,622
Western Union Co. (The)
1.350%, 3/15/26	175,000	169,238

		6,545,151

Insurance (1.6%)
Acrisure LLC
8.250%, 2/1/29§	330,000	338,979
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	152,000	151,430
American National Global Funding
5.550%, 1/28/30§	455,000	462,050
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	326,762
Athene Global Funding
5.380%, 1/7/30§	755,000	764,519
Brighthouse Financial Global Funding
5.550%, 4/9/27§	610,000	617,303
BroadStreet Partners, Inc.
5.875%, 4/15/29§	250,000	238,750
Corebridge Global Funding
5.200%, 6/24/29§	425,000	431,553
F&G Global Funding
5.150%, 7/7/25§	485,000	485,313
5.875%, 6/10/27§	260,000	264,699
Fortitude Group Holdings LLC
6.250%, 4/1/30§	170,000	171,392
GA Global Funding Trust
2.250%, 1/6/27§	775,000	742,396
5.500%, 4/1/32§	460,000	462,677
HUB International Ltd.
7.250%, 6/15/30§	308,000	316,485
MassMutual Global Funding II
4.950%, 1/10/30§	750,000	754,982
Mutual of Omaha Cos. Global Funding
5.000%, 4/1/30§	390,000	390,017
New York Life Global Funding
5.000%, 6/6/29§	570,000	580,510
4.600%, 12/5/29§	160,000	160,050
NLG Global Funding
5.400%, 1/23/30§	585,000	594,576
Northwestern Mutual Global Funding
4.900%, 6/12/28§	580,000	586,920
Pacific Life Global Funding II
4.850%, 2/10/30§	595,000	598,007
Panther Escrow Issuer LLC
7.125%, 6/1/31§	165,000	167,888
Principal Life Global Funding II
4.600%, 8/19/27§	270,000	270,229
Protective Life Global Funding
4.772%, 12/9/29§	515,000	514,929
RGA Global Funding
5.250%, 1/9/30§	335,000	339,753
SBL Holdings, Inc.
7.200%, 10/30/34§	455,000	427,713
Selective Insurance Group, Inc.
5.900%, 4/15/35	190,000	190,750
SiriusPoint Ltd.
7.000%, 4/5/29(x)	415,000	432,687
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	271,261

		12,054,580

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30(x)§	138,000	137,448

Total Financials		81,140,219

Health Care (1.1%)
Biotechnology (0.0%)†
Grifols SA
4.750%, 10/15/28§	210,000	194,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
5.250%, 10/1/29§	$206,000	$197,719
Neogen Food Safety Corp.
8.625%, 7/20/30§	361,000	378,147
Varex Imaging Corp.
7.875%, 10/15/27§	208,000	211,380
Zimmer Biomet Holdings, Inc.
5.050%, 2/19/30	685,000	690,885

		1,478,131

Health Care Providers & Services (0.5%)
AdaptHealth LLC
5.125%, 3/1/30(x)§	250,000	227,500
Cardinal Health, Inc.
5.000%, 11/15/29	825,000	829,941
HealthEquity, Inc.
4.500%, 10/1/29§	370,000	346,794
Heartland Dental LLC
10.500%, 4/30/28§	403,000	423,150
Icon Investments Six DAC
6.000%, 5/8/34	400,000	406,749
Star Parent, Inc.
9.000%, 10/1/30§	258,000	253,163
Surgery Center Holdings, Inc.
7.250%, 4/15/32(x)§	329,000	324,887
Tenet Healthcare Corp.
6.250%, 2/1/27	220,000	219,945
Universal Health Services, Inc.
4.625%, 10/15/29	230,000	223,794
US Acute Care Solutions LLC
9.750%, 5/15/29§	364,000	362,635

		3,618,558

Health Care Technology (0.2%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	198,110
5.700%, 5/15/28	750,000	764,129
6.250%, 2/1/29	293,000	305,260

		1,267,499

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.
4.650%, 9/9/26	320,000	319,595

Pharmaceuticals (0.2%)
1261229 BC Ltd.
10.000%, 4/15/32§	400,000	397,520
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	359,438
Eli Lilly & Co.
4.750%, 2/12/30(x)	290,000	293,889
GlaxoSmithKline Capital, Inc.
4.500%, 4/15/30	575,000	574,590

		1,625,437

Total Health Care		8,503,478

Industrials (2.6%)
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.750%, 2/1/32§	187,000	182,559
Rolls-Royce plc
5.750%, 10/15/27§	200,000	204,506

		387,065

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	158,000	158,000
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	367,000	377,115
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	241,000	198,222
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	55,000	43,450
EMRLD Borrower LP
6.625%, 12/15/30§	364,000	364,808
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	152,000	146,300
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	256,455

		1,544,350

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	180,000	162,000
ADT Security Corp. (The)
4.875%, 7/15/32§	214,000	199,782
Allied Universal Holdco LLC
9.750%, 7/15/27§	394,000	395,970
6.000%, 6/1/29§	48,000	43,920
7.875%, 2/15/31§	208,000	210,226
Aramark Services, Inc.
5.000%, 2/1/28§	256,000	250,240
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	109,775
5.037%, 3/25/30§	360,000	359,620
Garda World Security Corp.
6.000%, 6/1/29(x)§	305,000	287,462
8.250%, 8/1/32§	118,000	114,931
8.375%, 11/15/32§	484,000	478,555
Madison IAQ LLC
5.875%, 6/30/29(x)§	311,000	293,600
Matthews International Corp.
8.625%, 10/1/27§	273,000	283,535
OPENLANE, Inc.
5.125%, 6/1/25§	118,000	117,115
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	370,000	359,825
Rollins, Inc.
5.250%, 2/24/35§	95,000	93,791
Veritiv Operating Co.
10.500%, 11/30/30§	434,000	458,955
Waste Pro USA, Inc.
7.000%, 2/1/33§	86,000	86,322
Williams Scotsman, Inc.
7.375%, 10/1/31§	362,000	371,050

		4,676,674

Construction & Engineering (0.1%)
Arcosa, Inc.
6.875%, 8/15/32§	200,000	202,500
Brand Industrial Services, Inc.
10.375%, 8/1/30§	279,000	265,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Dycom Industries, Inc.
4.500%, 4/15/29§	$242,000	$226,533
Pike Corp.
8.625%, 1/31/31§	196,000	206,594
Weekley Homes LLC
4.875%, 9/15/28§	196,000	184,730

		1,086,166

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	200,475

Ground Transportation (0.5%)
Dcli Bidco LLC
7.750%, 11/15/29§	145,000	148,625
EquipmentShare.com, Inc.
9.000%, 5/15/28§	196,000	203,072
8.625%, 5/15/32§	106,000	109,180
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	150,000	148,875
JB Hunt Transport Services, Inc.
4.900%, 3/15/30	410,000	411,536
NESCO Holdings II, Inc.
5.500%, 4/15/29§	383,000	353,796
Penske Truck Leasing Co. LP
5.250%, 2/1/30§	440,000	444,561
RXO, Inc.
7.500%, 11/15/27§	234,000	240,016
Ryder System, Inc.
3.350%, 9/1/25	160,000	159,264
5.000%, 3/15/30	215,000	215,808
Star Leasing Co. LLC
7.625%, 2/15/30§	190,000	181,925
Union Pacific Corp.
5.600%, 12/1/54	350,000	349,164
Watco Cos. LLC
7.125%, 8/1/32§	217,000	218,033
XPO, Inc.
7.125%, 6/1/31§	222,000	227,068

		3,410,923

Industrial Conglomerates (0.1%)
3M Co.
4.800%, 3/15/30	790,000	792,163

Machinery (0.5%)
ATS Corp.
4.125%, 12/15/28§	316,000	292,657
Calderys Financing LLC
11.250%, 6/1/28§	200,000	210,250
Chart Industries, Inc.
7.500%, 1/1/30§	617,000	637,824
CNH Industrial Capital LLC
3.950%, 5/23/25	400,000	399,421
4.750%, 3/21/28	255,000	255,340
Daimler Truck Finance North America LLC
5.625%, 1/13/35§	810,000	807,573
Hillenbrand, Inc.
6.250%, 2/15/29	290,000	290,000
3.750%, 3/1/31	90,000	78,482
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	242,000	241,429
Terex Corp.
6.250%, 10/15/32§	230,000	223,100

		3,436,076

Professional Services (0.1%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	154,000	151,305
Equifax, Inc.
5.100%, 6/1/28	295,000	298,316
VT Topco, Inc.
8.500%, 8/15/30§	223,000	232,478

		682,099

Trading Companies & Distributors (0.4%)
Aircastle Ltd.
2.850%, 1/26/28§	430,000	405,270
6.500%, 7/18/28§	190,000	197,596
Aviation Capital Group LLC
5.125%, 4/10/30§	315,000	312,933
GATX Corp.
5.400%, 3/15/27	200,000	202,306
5.500%, 6/15/35	220,000	219,422
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	314,867
United Rentals North America, Inc.
6.000%, 12/15/29§	230,000	232,788
6.125%, 3/15/34§	152,000	152,000
WESCO Distribution, Inc.
7.250%, 6/15/28§	314,000	316,748
6.625%, 3/15/32§	216,000	218,700
6.375%, 3/15/33§	189,000	189,869

		2,762,499

Total Industrials		18,978,490

Information Technology (2.0%)
Communications Equipment (0.1%)
CommScope LLC
8.250%, 3/1/27§	212,000	200,158
4.750%, 9/1/29§	222,000	196,958

		397,116

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.
5.150%, 8/21/29	440,000	441,957
CDW LLC
3.276%, 12/1/28	490,000	461,947
Flex Ltd.
6.000%, 1/15/28	290,000	298,007
Tyco Electronics Group SA
4.625%, 2/1/30	540,000	538,674
Zebra Technologies Corp.
6.500%, 6/1/32§	184,000	185,895

		1,926,480

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	327,000	318,982
CGI, Inc.
4.950%, 3/14/30§	645,000	644,723
DXC Technology Co.
2.375%, 9/15/28	790,000	717,357
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	185,000	187,313
International Business Machines Corp.
4.800%, 2/10/30	780,000	784,541
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	372,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Unisys Corp.
6.875%, 11/1/27§	$310,000	$300,700

		3,325,616

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc.
5.050%, 2/15/30	325,000	324,009
Micron Technology, Inc.
6.750%, 11/1/29	415,000	444,638
5.800%, 1/15/35	505,000	514,661

		1,283,308

Software (0.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	373,000	371,601
AthenaHealth Group, Inc.
6.500%, 2/15/30§	470,000	441,213
Camelot Finance SA
4.500%, 11/1/26§	244,000	237,900
Capstone Borrower, Inc.
8.000%, 6/15/30§	188,000	192,935
Central Parent, Inc.
7.250%, 6/15/29§	168,000	145,110
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	328,000	292,740
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	188,587
9.000%, 9/30/29§	559,000	556,205
Ellucian Holdings, Inc.
6.500%, 12/1/29§	117,000	114,952
Gen Digital, Inc.
7.125%, 9/30/30(x)§	267,000	272,340
6.250%, 4/1/33§	268,000	265,320
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	303,105
McAfee Corp.
7.375%, 2/15/30§	480,000	424,200
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	232,381
5.125%, 4/15/29§	114,000	108,564
Open Text Corp.
6.900%, 12/1/27§	250,000	257,812
Open Text Holdings, Inc.
4.125%, 12/1/31§	324,000	285,525
Oracle Corp.
6.000%, 8/3/55	490,000	485,205
Rocket Software, Inc.
6.500%, 2/15/29§	286,000	269,198
SS&C Technologies, Inc.
5.500%, 9/30/27§	275,000	271,906
6.500%, 6/1/32§	326,000	328,853
UKG, Inc.
6.875%, 2/1/31§	154,000	155,877
ZoomInfo Technologies LLC
3.875%, 2/1/29§	605,000	553,575

		6,755,104

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
5.000%, 4/1/30	205,000	205,440
4.850%, 2/1/35	667,000	632,372
NetApp, Inc.
5.700%, 3/17/35	160,000	159,432

		997,244

Total Information Technology		14,684,868

Materials (1.7%)
Chemicals (0.7%)
Avient Corp.
7.125%, 8/1/30§	208,000	211,877
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	293,250
Celanese US Holdings LLC
6.750%, 4/15/33	288,000	278,942
6.950%, 11/15/33(e)	72,000	75,195
Eastman Chemical Co.
5.000%, 8/1/29	245,000	246,099
HB Fuller Co.
4.250%, 10/15/28(x)	255,000	240,975
Illuminate Buyer LLC
9.000%, 7/1/28§	648,000	647,190
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	411,880
LYB International Finance III LLC
5.500%, 3/1/34	445,000	440,624
Minerals Technologies, Inc.
5.000%, 7/1/28§	469,000	451,746
NOVA Chemicals Corp.
8.500%, 11/15/28§	175,000	184,854
Nufarm Australia Ltd.
5.000%, 1/27/30§	328,000	305,040
Nutrien Ltd.
5.250%, 3/12/32	430,000	429,744
Olympus Water US Holding Corp.
6.250%, 10/1/29(x)§	200,000	176,000
7.250%, 6/15/31§	398,000	389,937
WR Grace Holdings LLC
5.625%, 8/15/29(x)§	641,000	550,093

		5,333,446

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	150,000	149,815
4.800%, 3/17/28§	350,000	351,250
Amcor Group Finance plc
5.450%, 5/23/29	520,000	529,042
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	348,730
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	183,750
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	620,000	625,425
6.750%, 4/15/32§	154,000	154,577
Graphic Packaging International LLC
6.375%, 7/15/32§	151,000	150,905
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	335,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LABL, Inc.
10.500%, 7/15/27§	$228,000	$202,350
5.875%, 11/1/28§	189,000	148,601
8.625%, 10/1/31§	258,000	188,985
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	302,000	295,583
9.250%, 4/15/27§	622,000	586,776
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	288,000	286,200
7.250%, 5/15/31§	211,000	205,197
Sealed Air Corp.
6.125%, 2/1/28§	150,000	149,812
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	250,000	246,250
8.500%, 8/15/27(e)§	200,000	199,250

		5,338,011

Metals & Mining (0.2%)
Glencore Funding LLC
5.186%, 4/1/30§	255,000	256,404
Kaiser Aluminum Corp.
4.500%, 6/1/31§	233,000	205,247
Novelis, Inc.
6.875%, 1/30/30§	97,000	98,382
Nucor Corp.
5.100%, 6/1/35	700,000	688,195

		1,248,228

Paper & Forest Products (0.1%)
Magnera Corp.
7.250%, 11/15/31§	373,000	362,784

Total Materials		12,282,469

Real Estate (0.4%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	1,050,000	1,084,125
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	187,559
4.750%, 4/1/28	225,000	225,169

		1,496,853

Hotel & Resort REITs (0.0%)†
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	178,196
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	159,705

		337,901

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	244,000	243,390
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	180,000	187,200

		430,590

Specialized REITs (0.1%)
Extra Space Storage LP (REIT)
5.700%, 4/1/28	135,000	138,376
5.400%, 6/15/35	460,000	455,273
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	266,000	257,022

		850,671

Total Real Estate		3,116,015

Utilities (1.4%)
Electric Utilities (0.8%)
Alliant Energy Finance LLC
5.400%, 6/6/27§	310,000	313,105
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	373,275
CenterPoint Energy Houston Electric LLC
4.800%, 3/15/30	330,000	331,283
Duke Energy Progress LLC
5.050%, 3/15/35	455,000	451,365
Edison International
4.700%, 8/15/25	435,000	434,388
Entergy Corp.
0.900%, 9/15/25	145,000	142,680
Entergy Louisiana LLC
5.800%, 3/15/55	255,000	252,771
Georgia Power Co.
5.200%, 3/15/35	335,000	334,518
New England Power Co.
2.807%, 10/6/50§	130,000	78,734
NextEra Energy Capital Holdings, Inc.
5.900%, 3/15/55	295,000	293,338
NSTAR Electric Co.
4.850%, 3/1/30	190,000	191,409
Oklahoma Gas & Electric Co.
5.800%, 4/1/55	230,000	228,563
Pacific Gas and Electric Co.
6.150%, 3/1/55	845,000	817,359
Public Service Co. of Colorado
5.850%, 5/15/55	855,000	846,331
Southern California Edison Co.
5.250%, 3/15/30	65,000	65,299
Southwestern Public Service Co.
Series 8
3.150%, 5/1/50	75,000	48,372
Vistra Operations Co. LLC
5.125%, 5/13/25§	630,000	630,015
Wisconsin Public Service Corp.
4.550%, 12/1/29	175,000	175,137
Xcel Energy, Inc.
4.750%, 3/21/28	125,000	125,296

		6,133,238

Gas Utilities (0.0%)†
Southwest Gas Corp.
3.180%, 8/15/51	405,000	257,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		$884,883	$875,149

Multi-Utilities (0.4%)
Ameren Corp.
5.000%, 1/15/29		190,000	191,442
5.375%, 3/15/35		785,000	780,239
CenterPoint Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.700%, 5/15/55(k)		440,000	431,263
Dominion Energy, Inc.
5.450%, 3/15/35		845,000	840,341
DTE Energy Co.
4.950%, 7/1/27		310,000	312,139

			2,555,424

Water Utilities (0.1%)
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	300,768

Total Utilities			10,122,276

Total Corporate Bonds			217,094,140

Foreign Government Securities (13.0%)
Mex Bonos Desarr Fix Rt Series M
8.000%, 7/31/53	MXN	810,300,000	32,316,100
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	194,840,000	25,905,771
Republic of Panama
3.870%, 7/23/60		$3,285,000	1,761,581
4.500%, 1/19/63		2,780,000	1,681,900
Republic of South Africa
8.750%, 2/28/48	ZAR	169,300,000	7,155,545
Titulos de Tesoreria Series B
7.250%, 10/26/50	COP	47,500,000,000	6,634,326
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	18,370,000	20,518,260

Total Foreign Government Securities			95,973,483

Mortgage-Backed Securities (27.4%)
FHLMC UMBS
4.000%, 6/1/38		$6,292	6,092
4.000%, 8/1/48		92,195	86,954
4.000%, 11/1/48		5,127	4,832
4.000%, 2/1/49		41,706	39,283
4.000%, 7/1/49		193,622	182,373
4.000%, 12/1/49		5,264	4,956
2.500%, 5/1/50		314,914	263,750
2.500%, 6/1/50		329,109	275,639
2.000%, 11/1/50		239,944	191,654
2.500%, 3/1/52		3,356,006	2,793,978
2.500%, 4/1/52		5,314,537	4,424,514
3.000%, 4/1/52		2,522,847	2,186,679
4.000%, 10/1/52		2,960,417	2,758,826
FNMA UMBS
4.000%, 10/1/48		229,456	216,269
3.500%, 8/1/49		1,797,234	1,635,426
3.000%, 7/1/50		1,433,855	1,253,549
3.000%, 8/1/50		697,333	609,208
2.500%, 9/1/50		176,941	147,917
3.500%, 1/1/51		2,305,875	2,097,552
2.000%, 2/1/52		18,437,947	14,673,205
2.000%, 3/1/52		1,046,050	832,256
3.000%, 3/1/52		2,448,222	2,123,528
3.000%, 4/1/52		5,375,595	4,659,300
2.500%, 5/1/52		2,621,926	2,182,834
3.000%, 5/1/52		5,385,306	4,679,186
3.000%, 7/1/52		2,572,190	2,227,639
3.500%, 8/1/52		2,912,473	2,629,324
GNMA
3.500%, 12/20/49		455,189	419,763
3.000%, 5/20/52		2,903,495	2,570,194
3.000%, 6/20/52		2,812,796	2,489,028
5.500%, 4/20/53		1,819,250	1,829,707
6.000%, 10/20/53		7,562,857	7,711,654
6.000%, 11/20/53		14,053,738	14,339,025
6.000%, 12/20/53		3,985,332	4,066,233
6.000%, 2/20/54		2,727,876	2,777,070
6.000%, 4/20/54		3,451,844	3,503,307
6.000%, 5/20/54		5,700,500	5,789,052
6.000%, 6/20/54		5,320,530	5,408,168
6.000%, 7/20/54		15,577,083	15,805,672
6.000%, 8/20/54		19,918,032	20,216,548
6.000%, 9/20/54		15,035,789	15,262,308
6.000%, 10/20/54		15,054,372	15,281,171
6.000%, 11/20/54		8,657,286	8,793,121
6.000%, 12/20/54		4,850,237	4,928,233
6.000%, 1/20/55		9,422,816	9,571,399
6.000%, 2/20/55		7,818,686	7,941,364

Total Mortgage-Backed Securities			201,889,740

U.S. Treasury Obligations (14.7%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,095,000	10,185,541
2.000%, 11/15/41		5,505,000	3,849,751
3.250%, 5/15/42		1,800,000	1,515,030
3.375%, 8/15/42		3,370,000	2,878,225
3.875%, 2/15/43		270,000	246,127
3.875%, 5/15/43		1,575,000	1,432,292
4.375%, 8/15/43		1,095,000	1,063,233
4.750%, 11/15/43		1,105,000	1,124,777
4.625%, 5/15/44		910,000	909,449
4.125%, 8/15/44		1,560,000	1,456,098
4.625%, 11/15/44		5,000	4,988
4.750%, 2/15/45		900,000	912,931
2.375%, 5/15/51		7,255,000	4,718,418
2.875%, 5/15/52		13,080,000	9,444,865
4.750%, 11/15/53		1,060,000	1,078,120
4.250%, 8/15/54		2,590,000	2,432,370
4.500%, 11/15/54		2,100,000	2,058,806
4.625%, 2/15/55		2,020,000	2,023,460
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.385%, 4/30/26(k)		1,570,000	1,570,277
4.125%, 1/31/27		590,000	591,818
4.125%, 2/28/27		735,000	737,528
4.125%, 3/31/29		4,650,000	4,679,641
4.625%, 4/30/29		670,000	686,759
4.250%, 6/30/29		1,515,000	1,532,014
3.500%, 9/30/29		1,550,000	1,520,115
4.125%, 10/31/29		2,795,000	2,812,398
4.125%, 11/30/29		6,080,000	6,120,098
4.250%, 1/31/30		2,225,000	2,251,063
4.000%, 2/28/30		590,000	590,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 8/15/33	$38,900,000	$38,037,704

Total U.S. Treasury Obligations		108,464,584

Total Long-Term Debt Securities (96.0%) (Cost $741,487,238)		708,039,514

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	3,642,013	3,642,013

Total Investment Companies		5,342,013

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
4.19%, 7/24/25(p)	$4,500,000	4,440,614

Total Short-Term Investments (1.3%) (Cost $9,783,167)		9,782,627

Total Investments in Securities (97.3%) (Cost $751,270,405)		717,822,141
Other Assets Less Liabilities (2.7%)		19,986,569

Net Assets (100%)		$737,808,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $180,100,212 or 24.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $20,518,260 or 2.8% of net assets.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $5,208,773. This was collateralized by cash of $5,342,013 which was subsequently invested in investment companies.

Glossary:

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HUF — Hungarian Forint

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

PLN — Polish Zloty

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Belgium	0.0	#
Bermuda	0.1
Brazil	3.5
Canada	2.1
Cayman Islands	0.9
Colombia	0.9
Denmark	0.1
France	0.4
Germany	0.6
Ireland	0.4
Italy	0.1
Japan	0.4
Luxembourg	0.1
Mexico	5.7
Netherlands	0.2
New Zealand	0.1
Norway	0.1
Panama	0.5
South Africa	1.0
South Korea	0.0	#
Spain	0.0	#
Sweden	0.2
Switzerland	0.4
United Kingdom	4.2
United States	75.1
Cash and Other	2.7

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	385	6/2025	GBP	45,599,615	(706,073)
U.S. Treasury 5 Year Note	926	6/2025	USD	100,152,687	574,408
U.S. Treasury 10 Year Ultra
Note	650	6/2025	USD	74,181,250	305,803
U.S. Treasury Ultra Bond	97	6/2025	USD	11,858,250	143,869

					318,007

Short Contracts
Canada 10 Year Bond	(843)	6/2025	CAD	(72,727,459)	(3,404)

					(3,404)

					314,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NZD	25,980,000	USD	14,701,433	HSBC Bank plc	4/14/2025	52,815
USD	10,951,558	NZD	19,100,000	Citibank NA	4/14/2025	104,517
BRL	44,570,000	USD	7,390,764	HSBC Bank plc**	4/16/2025	398,101
MXN	26,600,000	USD	1,279,123	Citibank NA	4/29/2025	15,892
USD	10,999,304	MXN	224,300,000	Citibank NA	4/29/2025	79,307
PLN	47,500,000	USD	11,587,062	Citibank NA	4/30/2025	664,804
USD	7,205,327	COP	30,030,000,000	JPMorgan Chase Bank**	4/30/2025	51,310
EUR	10,190,000	USD	10,999,697	Citibank NA	5/5/2025	38,526
EUR	62,600,000	USD	65,888,523	JPMorgan Chase Bank	5/5/2025	1,922,351
EUR	7,000,000	USD	7,367,990	Morgan Stanley	5/5/2025	214,696
USD	360,877	EUR	330,000	HSBC Bank plc	5/5/2025	3,408
USD	3,467,799	ZAR	63,700,000	HSBC Bank plc	5/13/2025	4,977
CLP	13,990,000,000	USD	14,722,441	HSBC Bank plc**	5/14/2025	7,784
USD	14,823,841	CLP	13,990,000,000	HSBC Bank plc**	5/14/2025	93,616
USD	3,715,218	CNY	26,770,000	JPMorgan Chase Bank**	5/27/2025	9,881
NOK	118,400,000	USD	11,116,719	UBS AG	6/13/2025	137,119
USD	11,159,330	CHF	9,720,000	UBS AG	6/18/2025	70,752

Total unrealized appreciation						3,869,856

NZD	19,100,000	USD	11,083,444	Citibank NA	4/14/2025	(236,402)
NZD	19,000,000	USD	10,902,466	Morgan Stanley	4/14/2025	(112,216)
USD	25,352,437	NZD	44,980,000	HSBC Bank plc	4/14/2025	(192,061)
USD	32,720,259	BRL	194,350,000	HSBC Bank plc**	4/16/2025	(1,243,525)
CAD	10,330,000	USD	7,204,229	Citibank NA	4/28/2025	(16,760)
CAD	15,630,000	USD	10,975,507	HSBC Bank plc	4/28/2025	(100,373)
CAD	26,000,000	USD	18,199,763	Morgan Stanley	4/28/2025	(109,329)
USD	14,402,548	CAD	20,710,000	Morgan Stanley	4/28/2025	(7,179)
HUF	4,280,000,000	USD	11,510,017	Goldman Sachs Bank USA	4/30/2025	(37,816)
USD	11,073,739	HUF	4,280,000,000	Goldman Sachs Bank USA	4/30/2025	(398,463)
USD	661,907	PLN	2,700,000	Barclays Bank plc	4/30/2025	(34,515)
USD	11,008,182	PLN	44,800,000	HSBC Bank plc	4/30/2025	(547,261)
USD	10,977,423	EUR	10,160,000	HSBC Bank plc	5/5/2025	(28,304)
USD	3,720,476	ZAR	68,700,000	HSBC Bank plc	5/13/2025	(14,152)
USD	18,964,823	GBP	14,700,000	HSBC Bank plc	6/12/2025	(22,562)
JPY	1,646,000,000	USD	11,147,457	Citibank NA	6/13/2025	(83,552)
JPY	2,169,000,000	USD	14,707,129	HSBC Bank plc	6/13/2025	(127,779)
USD	24,590,304	CHF	21,600,000	UBS AG	6/18/2025	(50,981)

Total unrealized depreciation						(3,363,230)

Net unrealized appreciation						506,626

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$45,282,662	$—		$45,282,662
Collateralized Mortgage Obligations	—	19,703,574	—		19,703,574
Commercial Mortgage-Backed Securities	—	19,631,331	—		19,631,331
Corporate Bonds
Communication Services	—	10,238,890	—		10,238,890
Consumer Discretionary	—	23,149,700	—	(a)	23,149,700
Consumer Staples	—	9,814,901	—		9,814,901
Energy	—	25,062,834	—		25,062,834
Financials	—	81,140,219	—		81,140,219
Health Care	—	8,503,478	—		8,503,478
Industrials	—	18,978,490	—		18,978,490
Information Technology	—	14,684,868	—		14,684,868
Materials	—	12,282,469	—		12,282,469
Real Estate	—	3,116,015	—		3,116,015
Utilities	—	10,122,276	—		10,122,276
Foreign Government Securities	—	95,973,483	—		95,973,483
Forward Currency Contracts	—	3,869,856	—		3,869,856
Futures	1,024,080	—	—		1,024,080
Mortgage-Backed Securities	—	201,889,740	—		201,889,740
Short-Term Investments
Investment Companies	5,342,013	—	—		5,342,013
U.S. Treasury Obligations	—	4,440,614	—		4,440,614
U.S. Treasury Obligations	—	108,464,584	—		108,464,584

Total Assets	$6,366,093	$716,349,984	$—		$722,716,077

Liabilities:
Forward Currency Contracts	$—	$(3,363,230)	$—		$(3,363,230)
Futures	(709,477)	—	—		(709,477)

Total Liabilities	$(709,477)	$(3,363,230)	$—		$(4,072,707)

Total	$5,656,616	$712,986,754	$—		$718,643,370

(a) Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,200,449
Aggregate gross unrealized depreciation	(40,273,037)

Net unrealized depreciation	$(31,072,588)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$749,715,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.4%)
Ambev SA	282,191	$670,559
B3 SA - Brasil Bolsa Balcao	52,265	111,647
Banco Bradesco SA	15,196	30,358
Banco Bradesco SA (Preference)(q)*	48,381	107,166
Banco Bradesco SA (ADR)	179,113	399,422
Banco BTG Pactual SA	11,079	65,778
Banco do Brasil SA	15,588	77,087
BB Seguridade Participacoes SA	7,812	55,238
Centrais Eletricas Brasileiras SA	10,350	73,874
Cia de Saneamento Basico do Estado de Sao Paulo*	3,896	69,748
Cia Energetica de Minas Gerais (Preference)(q)	13,635	24,515
Cia Paranaense de Energia - Copel (Preference)(q)	8,908	16,344
Embraer SA*	6,169	71,177
Energisa SA	2,213	15,489
Engie Brasil Energia SA	2,486	16,816
Equatorial Energia SA	9,398	52,536
Gerdau SA (Preference)(q)	12,862	36,604
Itau Unibanco Holding SA (Preference)(q)	48,549	267,313
Itau Unibanco Holding SA (ADR)	82,017	451,093
Itausa SA (Preference)(q)	56,835	94,120
Klabin SA	8,800	29,069
Localiza Rent a Car SA*	8,299	48,894
Natura & Co. Holding SA*	6,494	11,460
NU Holdings Ltd., Class A*	27,657	283,208
Petroleo Brasileiro SA	34,166	245,238
Petroleo Brasileiro SA (Preference)(q)	41,223	268,947
Petroleo Brasileiro SA (ADR)	27,708	397,333
PRIO SA*	6,935	48,551
Raia Drogasil SA	11,123	37,308
Rede D’Or Sao Luiz SA(m)*	7,027	34,726
Rumo SA	12,965	36,988
Suzano SA*	7,853	73,115
Telefonica Brasil SA	4,815	42,206
TOTVS SA	3,956	23,252
Vale SA	31,464	313,843
Vibra Energia SA	10,611	33,210
WEG SA	14,388	114,167
XP, Inc., Class A	41,392	569,140

		5,317,539

Chile (0.9%)
Banco de Chile	462,284	61,100
Banco de Credito e Inversiones SA	655	24,205
Banco Santander Chile	707,561	40,246
Cencosud SA	11,427	34,899
Empresas Copec SA	4,090	28,213
Enel Americas SA	173,391	16,873
Enel Chile SA	382,107	25,127
Falabella SA	6,082	25,364
Latam Airlines Group SA	1,771,009	27,753
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,224	48,726
Sociedad Quimica y Minera de Chile SA (ADR)	13,245	526,224

		858,730

China (30.6%)
360 Security Technology, Inc., Class A	6,600	9,447
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	8,013
AAC Technologies Holdings, Inc.	8,075	48,877
Agricultural Bank of China Ltd., Class A	31,100	22,215
Agricultural Bank of China Ltd., Class H	242,452	145,818
Aier Eye Hospital Group Co. Ltd., Class A	6,500	11,903
Air China Ltd., Class A*	9,800	9,622
Airtac International Group	1,516	37,943
Akeso, Inc.(m)(x)*	5,275	51,656
Alibaba Group Holding Ltd.	140,627	2,313,226
Alibaba Health Information Technology Ltd.*	40,386	24,445
Aluminum Corp. of China Ltd., Class A	13,700	14,094
Aluminum Corp. of China Ltd., Class H	27,304	17,088
Anhui Conch Cement Co. Ltd., Class H	10,537	29,791
Anhui Gujing Distillery Co. Ltd., Class A	300	7,043
ANTA Sports Products Ltd.	10,667	117,068
Autohome, Inc. (ADR)	529	14,664
Avary Holding Shenzhen Co. Ltd., Class A	2,200	11,007
AviChina Industry & Technology Co. Ltd., Class H	20,991	10,521
Baidu, Inc., Class A*	20,542	237,456
Baidu, Inc. (ADR)(x)*	4,936	454,260
Bank of Beijing Co. Ltd., Class A	20,300	16,908
Bank of Chengdu Co. Ltd., Class A	6,200	14,697
Bank of China Ltd., Class H	613,761	369,923
Bank of China Ltd., Class A	29,700	22,935
Bank of Communications Co. Ltd., Class A	19,500	20,033
Bank of Communications Co. Ltd., Class H	71,634	64,072
Bank of Hangzhou Co. Ltd., Class A	5,900	11,748
Bank of Jiangsu Co. Ltd., Class A	14,100	18,472
Bank of Nanjing Co. Ltd., Class A	9,600	13,675
Bank of Ningbo Co. Ltd., Class A	6,500	23,144
Bank of Shanghai Co. Ltd., Class A	12,700	17,250
Baoshan Iron & Steel Co. Ltd., Class A	12,500	12,411
BeiGene Ltd.*	6,598	140,923
Beijing Enterprises Holdings Ltd.	4,062	15,347
Beijing Enterprises Water Group Ltd.	36,959	10,639
Beijing Kingsoft Office Software, Inc., Class A	346	14,272
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	11,101
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	16,513
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	17,282
Bilibili, Inc., Class Z*	2,013	38,468
BOC Aviation Ltd.(m)	88,900	693,474
Bosideng International Holdings Ltd.	26,968	13,828
BYD Co. Ltd., Class A	801	41,410
BYD Co. Ltd., Class H	28,538	1,440,570
BYD Electronic International Co. Ltd.	6,850	35,476
C&D International Investment Group Ltd.	5,493	11,436
Cambricon Technologies Corp. Ltd., Class A*	217	18,643
CGN Power Co. Ltd., Class H(m)	115,031	35,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Changchun High-Tech Industry Group Co. Ltd., Class A	900	$12,138
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	18,585
China CITIC Bank Corp. Ltd., Class H	77,354	60,540
China Coal Energy Co. Ltd., Class H	24,399	24,865
China Construction Bank Corp., Class H	830,394	734,196
China CSSC Holdings Ltd., Class A	3,800	15,982
China Eastern Airlines Corp. Ltd., Class A*	18,500	9,261
China Energy Engineering Corp. Ltd., Class A	32,000	10,017
China Everbright Bank Co. Ltd., Class A	27,100	14,126
China Everbright Bank Co. Ltd., Class H	38,342	15,620
China Feihe Ltd.(m)	25,661	19,358
China Galaxy Securities Co. Ltd., Class A	10,500	24,065
China Galaxy Securities Co. Ltd., Class H	25,162	25,028
China Gas Holdings Ltd.	20,606	18,775
China Hongqiao Group Ltd.	24,646	50,676
China International Capital Corp. Ltd., Class H(m)	12,618	23,545
China International Capital Corp. Ltd., Class A	1,900	9,047
China Jushi Co. Ltd., Class A	7,600	13,520
China Life Insurance Co. Ltd., Class H	65,859	126,954
China Life Insurance Co. Ltd., Class A	3,100	16,073
China Literature Ltd.(m)*	2,830	9,365
China Longyuan Power Group Corp. Ltd., Class H	27,731	22,202
China Mengniu Dairy Co. Ltd.	27,275	67,299
China Merchants Bank Co. Ltd., Class H	33,441	197,257
China Merchants Bank Co. Ltd., Class A	10,000	59,696
China Merchants Energy Shipping Co. Ltd., Class A	13,300	11,958
China Merchants Port Holdings Co. Ltd.	10,365	17,849
China Merchants Securities Co. Ltd., Class A	5,400	13,232
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	8,852
China Minsheng Banking Corp. Ltd., Class H	40,320	18,135
China Minsheng Banking Corp. Ltd., Class A	23,300	12,531
China National Building Material Co. Ltd., Class H	28,033	14,446
China National Nuclear Power Co. Ltd., Class A	12,300	15,622
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	13,124
China Oilfield Services Ltd., Class H	14,287	11,769
China Overseas Land & Investment Ltd.	30,956	55,297
China Pacific Insurance Group Co. Ltd., Class A	3,300	14,635
China Pacific Insurance Group Co. Ltd., Class H	21,306	66,945
China Petroleum & Chemical Corp., Class H	222,383	117,172
China Petroleum & Chemical Corp., Class A	21,700	17,146
China Power International Development Ltd.	42,899	16,153
China Railway Group Ltd., Class A	15,300	11,667
China Railway Group Ltd., Class H	27,671	12,197
China Resources Beer Holdings Co. Ltd.	13,811	49,874
China Resources Gas Group Ltd.	6,220	18,545
China Resources Land Ltd.	27,662	91,716
China Resources Microelectronics Ltd., Class A	1,732	10,700
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	24,738
China Resources Pharmaceutical Group Ltd.(m)	1,242	808
China Resources Power Holdings Co. Ltd.	16,587	39,349
China Ruyi Holdings Ltd.(x)*	48,798	14,988
China Shenhua Energy Co. Ltd., Class A	3,400	17,981
China Shenhua Energy Co. Ltd., Class H	30,762	124,725
China Southern Airlines Co. Ltd., Class A*	12,300	9,634
China State Construction Engineering Corp. Ltd., Class A	18,400	13,346
China State Construction International Holdings Ltd.	13,950	18,035
China Taiping Insurance Holdings Co. Ltd.	11,196	17,007
China Tower Corp. Ltd., Class H(m)	36,279	48,767
China United Network Communications Ltd., Class A	23,100	17,711
China Vanke Co. Ltd., Class A*	13,400	13,027
China Vanke Co. Ltd., Class H*	14,016	9,979
China Yangtze Power Co. Ltd., Class A	12,200	46,787
Chongqing Brewery Co. Ltd., Class A	800	6,457
Chongqing Changan Automobile Co. Ltd., Class A	8,450	15,183
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	6,138
Chow Tai Fook Jewellery Group Ltd.	17,069	19,325
CITIC Ltd.	47,016	58,004
CITIC Securities Co. Ltd., Class A	5,200	19,017
CITIC Securities Co. Ltd., Class H	13,770	35,834
CMOC Group Ltd., Class A	16,500	17,293
CMOC Group Ltd., Class H	27,294	22,448
CNGR Advanced Material Co. Ltd., Class A	560	2,717
CNPC Capital Co. Ltd., Class A	19,400	17,068
Contemporary Amperex Technology Co. Ltd., Class A	2,059	71,818
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	9,283
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	18,058
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	35,461
CRRC Corp. Ltd., Class A	15,200	14,798
CRRC Corp. Ltd., Class H	32,579	20,264
CSC Financial Co. Ltd., Class A	3,400	11,328
CSPC Pharmaceutical Group Ltd.	76,349	48,470
Daqin Railway Co. Ltd., Class A	12,800	11,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dongfang Electric Corp. Ltd., Class A	4,300	$8,877
East Money Information Co. Ltd., Class A	8,200	25,533
ENN Energy Holdings Ltd.	6,393	52,745
ENN Natural Gas Co. Ltd., Class A	5,100	13,777
Eve Energy Co. Ltd., Class A	2,400	15,591
Everbright Securities Co. Ltd., Class A	6,500	15,283
Far East Horizon Ltd.	16,103	13,182
Flat Glass Group Co. Ltd., Class A	1,700	4,173
Focus Media Information Technology Co. Ltd., Class A	11,600	11,229
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	20,705
Fosun International Ltd.	17,382	9,315
Foxconn Industrial Internet Co. Ltd., Class A	8,000	21,909
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	29,963
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	14,538
Ganfeng Lithium Group Co. Ltd., Class A	3,080	14,369
GCL Technology Holdings Ltd.(x)*	173,521	21,853
GD Power Development Co. Ltd., Class A	22,100	13,531
Geely Automobile Holdings Ltd.	48,576	103,876
Genscript Biotech Corp.(x)*	8,779	13,945
GF Securities Co. Ltd., Class A	8,300	18,450
Giant Biogene Holding Co. Ltd.(m)	2,673	24,200
GigaDevice Semiconductor, Inc., Class A*	1,600	25,788
GoerTek, Inc., Class A	5,500	19,826
Goneo Group Co. Ltd., Class A	1,740	17,278
Gotion High-tech Co. Ltd., Class A	2,900	8,710
Great Wall Motor Co. Ltd., Class H	20,829	36,404
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	14,418
Guangdong Haid Group Co. Ltd., Class A	1,300	8,954
Guangdong Investment Ltd.	27,094	19,916
Guanghui Energy Co. Ltd., Class A	8,100	6,791
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	4,113
Guosen Securities Co. Ltd., Class A	8,100	11,460
Guotai Junan Securities Co. Ltd., Class A	10,012	23,747
Guotai Junan Securities Co. Ltd., Class H(m)	11,707	16,970
H World Group Ltd. (ADR)	1,648	60,992
Haidilao International Holding Ltd.(m)	14,435	32,575
Haier Smart Home Co. Ltd., Class A	3,200	12,065
Haier Smart Home Co. Ltd., Class H	19,657	63,153
Haitian International Holdings Ltd.	5,159	13,624
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,725
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	4,987
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,007
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	25,818
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,157
Hengan International Group Co. Ltd.	6,606	18,422
Hoshine Silicon Industry Co. Ltd., Class A	700	5,296
Hua Hong Semiconductor Ltd.(m)	3,601	14,369
Huadian Power International Corp. Ltd., Class A	13,900	11,022
Huadong Medicine Co. Ltd., Class A	2,300	11,640
Huaneng Power International, Inc., Class A	10,000	9,543
Huaneng Power International, Inc., Class H	26,775	15,518
Huatai Securities Co. Ltd., Class A	5,300	12,088
Huatai Securities Co. Ltd., Class H(m)	10,711	17,178
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,713
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	10,899
Hundsun Technologies, Inc., Class A	2,800	10,827
Hygon Information Technology Co. Ltd., Class A	1,749	34,079
Iflytek Co. Ltd., Class A	1,900	12,464
Imeik Technology Development Co. Ltd., Class A	420	10,393
Industrial & Commercial Bank of China Ltd., Class A	26,100	24,798
Industrial & Commercial Bank of China Ltd., Class H	1,012,895	721,130
Industrial Bank Co. Ltd., Class A	8,600	25,616
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	8,862
Innovent Biologics, Inc.(m)*	9,939	59,521
JA Solar Technology Co. Ltd., Class A	7,060	11,225
JD Health International, Inc.(m)*	9,566	40,752
JD Logistics, Inc.(m)*	17,101	27,603
JD.com, Inc., Class A	21,666	447,718
Jiangsu Expressway Co. Ltd., Class H	13,780	16,363
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	12,065
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	17,640
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	15,313
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	16,824
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,232
Jiangxi Copper Co. Ltd., Class H	315,623	554,063
Jinko Solar Co. Ltd., Class A	10,288	9,193
Kanzhun Ltd. (ADR)*	1,948	37,343
KE Holdings, Inc. (ADR)	6,030	121,143
Kingdee International Software Group Co. Ltd.*	22,327	37,759
Kingsoft Corp. Ltd.	8,075	39,070
Kuaishou Technology(m)*	23,119	161,476
Kunlun Energy Co. Ltd.	35,918	35,034
Kweichow Moutai Co. Ltd., Class A	600	129,156
Lenovo Group Ltd.	66,278	89,263
Lens Technology Co. Ltd., Class A	4,400	15,369
Li Auto, Inc., Class A*	10,456	133,094
Li Ning Co. Ltd.	20,187	41,300
Longfor Group Holdings Ltd.(m)(x)	14,732	18,573
LONGi Green Energy Technology Co. Ltd., Class A	3,080	6,732
Luxshare Precision Industry Co. Ltd., Class A	2,900	16,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mango Excellent Media Co. Ltd., Class A	2,200	$8,388
Maxscend Microelectronics Co. Ltd., Class A	480	5,305
Meituan, Class B(m)*	42,631	853,557
Metallurgical Corp. of China Ltd., Class A	31,200	12,993
Midea Group Co. Ltd., Class A	2,200	23,815
Midea Group Co. Ltd., Class H*	3,200	32,488
MINISO Group Holding Ltd.	3,453	15,953
Montage Technology Co. Ltd., Class A	1,153	12,446
Muyuan Foods Co. Ltd., Class A	2,100	11,216
NARI Technology Co. Ltd., Class A	3,456	10,437
NAURA Technology Group Co. Ltd., Class A	300	17,210
NetEase, Inc.	17,623	357,830
New China Life Insurance Co. Ltd., Class H	6,085	23,186
New Hope Liuhe Co. Ltd., Class A*	6,100	7,789
New Oriental Education & Technology Group, Inc.	13,567	63,725
Ninestar Corp., Class A*	2,200	7,345
Ningbo Deye Technology Co. Ltd., Class A	1,512	19,070
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	11,221
NIO, Inc., Class A(x)*	11,887	44,224
Nongfu Spring Co. Ltd., Class H(m)(x)	17,805	77,225
Oppein Home Group, Inc., Class A	700	6,031
PDD Holdings, Inc. (ADR)*	6,090	720,752
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	18,527
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	29,649
PetroChina Co. Ltd., Class H	192,170	155,337
PetroChina Co. Ltd., Class A	17,200	19,497
Pharmaron Beijing Co. Ltd., Class A	1,350	5,012
PICC Property & Casualty Co. Ltd., Class H	55,754	103,033
Ping An Bank Co. Ltd., Class A	8,000	12,422
Ping An Insurance Group Co. of China Ltd., Class A	5,600	39,870
Ping An Insurance Group Co. of China Ltd., Class H	61,050	363,250
Poly Property Services Co. Ltd., Class H(m)	144,600	581,637
Pop Mart International Group Ltd.(m)	4,180	84,068
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	42,072
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,926
Qifu Technology, Inc. (ADR), Class A	1,009	45,314
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,449
Rongsheng Petrochemical Co. Ltd., Class A	15,100	17,928
Sanan Optoelectronics Co. Ltd., Class A	7,800	12,789
Sany Heavy Industry Co. Ltd., Class A	8,900	23,405
Satellite Chemical Co. Ltd., Class A	4,505	14,282
Seres Group Co. Ltd., Class A	1,300	22,568
SG Micro Corp., Class A	1,170	14,079
Shaanxi Coal Industry Co. Ltd., Class A	5,300	14,478
Shandong Gold Mining Co. Ltd., Class H(m)	8,605	20,458
Shandong Gold Mining Co. Ltd., Class A	4,600	17,051
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	10,057
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	21,008
Shanghai Baosight Software Co. Ltd., Class A	3,456	14,531
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,163
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	165,000	317,216
Shanghai International Airport Co. Ltd., Class A	2,700	12,037
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	10,334
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	24,307
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	4,405
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	21,391
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	15,561
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	6,632
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	14,774
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	12,373
Shenzhen Inovance Technology Co. Ltd., Class A	1,900	17,861
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	16,134
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	17,851
Shenzhou International Group Holdings Ltd.	80,085	601,040
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	5,615
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	16,589
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	13,949
Silergy Corp.	2,576	29,288
Sinopharm Group Co. Ltd., Class H	201,776	467,784
Smoore International Holdings Ltd.(m)(x)	12,083	20,590
Sunny Optical Technology Group Co. Ltd.	6,110	56,024
Suzhou Maxwell Technologies Co. Ltd., Class A	480	5,431
TAL Education Group (ADR)*	4,182	55,244
TCL Technology Group Corp., Class A	26,290	16,133
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	3,371
Tencent Holdings Ltd.	81,590	5,211,141
Tencent Music Entertainment Group (ADR)	6,640	95,682
Tianqi Lithium Corp., Class A	2,700	11,289
Tingyi Cayman Islands Holding Corp.	16,474	27,649
Tongcheng Travel Holdings Ltd.(m)	7,983	21,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TravelSky Technology Ltd., Class H	607,983	$903,210
Trina Solar Co. Ltd., Class A	1,157	2,685
Trip.com Group Ltd.	5,341	339,207
Tsingtao Brewery Co. Ltd., Class A	1,000	10,516
Tsingtao Brewery Co. Ltd., Class H	5,436	39,121
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	17,759
Unisplendour Corp. Ltd., Class A	4,600	17,393
Vipshop Holdings Ltd. (ADR)*	3,654	57,295
Wanhua Chemical Group Co. Ltd., Class A	1,300	12,049
Want Want China Holdings Ltd.	36,211	22,802
Weichai Power Co. Ltd., Class A	5,400	12,220
Weichai Power Co. Ltd., Class H	293,768	618,383
Wens Foodstuff Group Co. Ltd., Class A	4,700	10,804
Wingtech Technology Co. Ltd., Class A	2,400	10,783
Wuliangye Yibin Co. Ltd., Class A	1,900	34,415
WuXi AppTec Co. Ltd., Class H(m)	3,043	27,061
WuXi AppTec Co. Ltd., Class A	1,000	9,283
Wuxi Biologics Cayman, Inc.(m)*	32,857	114,218
XCMG Construction Machinery Co. Ltd., Class A	19,500	23,179
Xiaomi Corp., Class B(m)*	142,706	902,291
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	8,352
Xinyi Solar Holdings Ltd.	39,532	15,241
XPeng, Inc., Class A*	10,728	108,639
Yadea Group Holdings Ltd.(m)	9,032	17,527
Yankuang Energy Group Co. Ltd., Class A	5,070	9,313
Yankuang Energy Group Co. Ltd., Class H	32,978	34,201
Yealink Network Technology Corp. Ltd., Class A	1,540	8,671
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	19,522
Yonyou Network Technology Co. Ltd., Class A*	7,500	15,576
YTO Express Group Co. Ltd., Class A	4,500	7,881
Yum China Holdings, Inc.	19,848	1,033,287
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,869
Yunnan Energy New Material Co. Ltd., Class A	900	3,821
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,367
Zhaojin Mining Industry Co. Ltd., Class H	11,548	22,973
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	17,537
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	11,501
Zhejiang Expressway Co. Ltd., Class H	16,432	13,388
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	4,886
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	5,733
Zhejiang Leapmotor Technology Co. Ltd.(m)*	4,442	28,685
Zhejiang NHU Co. Ltd., Class A	3,120	9,629
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	17,493
Zhongsheng Group Holdings Ltd.	7,277	12,793
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	15,679
Zijin Mining Group Co. Ltd., Class A	9,400	23,488
Zijin Mining Group Co. Ltd., Class H	46,361	105,335
ZTE Corp., Class H	5,230	16,030
ZTE Corp., Class A	2,900	13,685
ZTO Express Cayman, Inc.	3,720	73,382

		29,967,841

Colombia (1.4%)
Bancolombia SA	2,059	23,111
Bancolombia SA (Preference)(q)	3,918	39,573
Bancolombia SA (ADR)(x)	24,594	988,679
Ecopetrol SA	542,658	269,902

		1,321,265

Czech Republic (1.2%)
CEZ A/S	1,836	90,915
Komercni Banka A/S	22,967	1,111,416

		1,202,331

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	20,487	33,402
Eastern Co. SAE	36,347	23,921

		57,323

Greece (0.4%)
Alpha Services and Holdings SA	18,515	44,045
Eurobank Ergasias Services and Holdings SA	20,982	55,971
Hellenic Telecommunications Organization SA	1,630	26,438
JUMBO SA	1,066	29,186
Metlen Energy & Metals SA	987	43,330
National Bank of Greece SA	6,874	70,240
OPAP SA	1,568	31,078
Piraeus Financial Holdings SA	9,215	50,299
Public Power Corp. SA	1,606	23,982

		374,569

Hong Kong (0.1%)
Orient Overseas International Ltd.	986	14,610
Sino Biopharmaceutical Ltd.	84,712	40,824

		55,434

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	29,914
OTP Bank Nyrt.	2,131	143,024
Richter Gedeon Nyrt.	1,130	31,125

		204,063

India (14.4%)
ABB India Ltd.	452	29,101
Adani Enterprises Ltd.	1,467	39,460
Adani Ports & Special Economic Zone Ltd.	4,268	58,827
Adani Power Ltd.*	6,234	36,772
Alkem Laboratories Ltd.	361	20,581
Ambuja Cements Ltd.	4,814	30,122
APL Apollo Tubes Ltd.	1,471	26,189
Apollo Hospitals Enterprise Ltd.	813	62,769
Ashok Leyland Ltd.	12,751	30,144
Asian Paints Ltd.	3,435	93,992
Astral Ltd.	1,050	15,834
AU Small Finance Bank Ltd.(m)	3,155	19,637
Aurobindo Pharma Ltd.*	2,672	35,992
Avenue Supermarts Ltd.(m)*	1,333	63,740
Axis Bank Ltd.	20,378	261,654
Bajaj Auto Ltd.	561	51,668
Bajaj Finance Ltd.	2,483	258,681
Bajaj Finserv Ltd.	3,952	92,443
Bajaj Holdings & Investment Ltd.	228	33,130
Balkrishna Industries Ltd.	625	18,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Baroda	8,875	$23,578
Bharat Electronics Ltd.	29,710	103,381
Bharat Forge Ltd.	2,069	28,036
Bharat Heavy Electricals Ltd.	9,087	22,696
Bharat Petroleum Corp. Ltd.	13,348	43,080
Bharti Airtel Ltd.	22,472	453,753
Bosch Ltd.	64	21,107
Britannia Industries Ltd.	876	50,512
BSE Ltd.	573	36,384
Canara Bank	17,438	17,972
CG Power & Industrial Solutions Ltd.	5,242	38,758
Cholamandalam Investment and Finance Co. Ltd.	3,330	58,791
Cipla Ltd.	5,287	88,900
Coal India Ltd.	16,235	75,065
Colgate-Palmolive India Ltd.	1,111	31,019
Cummins India Ltd.	1,204	42,498
Dabur India Ltd.	5,000	29,603
Divi’s Laboratories Ltd.	1,073	72,130
Dixon Technologies India Ltd.(m)	289	44,128
DLF Ltd.	6,460	51,058
Dr Reddy’s Laboratories Ltd.	4,865	64,959
Eicher Motors Ltd.	1,105	69,163
GAIL India Ltd.	18,839	40,054
GMR Airports Ltd.*	21,002	18,486
Godrej Consumer Products Ltd.	3,305	44,654
Godrej Properties Ltd.*	1,011	25,000
Grasim Industries Ltd.	2,123	64,576
Havells India Ltd.	2,025	36,184
HCL Technologies Ltd.	8,243	152,510
HDFC Asset Management Co. Ltd.(m)	742	34,698
HDFC Bank Ltd.	48,759	1,036,391
HDFC Bank Ltd. (ADR)	10,605	704,596
HDFC Life Insurance Co. Ltd.(m)	9,843	78,207
Hero MotoCorp Ltd.	1,052	45,740
Hindalco Industries Ltd.	13,286	105,429
Hindustan Aeronautics Ltd.(m)	1,774	85,504
Hindustan Petroleum Corp. Ltd.	8,424	35,046
Hindustan Unilever Ltd.	7,085	187,101
Hyundai Motor India Ltd.*	1,408	28,187
ICICI Bank Ltd.	44,923	705,788
ICICI Bank Ltd. (ADR)	27,754	874,806
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	40,752
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	19,085
IDFC First Bank Ltd.*	28,209	17,975
Indian Hotels Co. Ltd. (The), Class A	7,274	66,943
Indian Oil Corp. Ltd.	22,823	33,772
Indian Railway Catering & Tourism Corp. Ltd.	1,939	16,363
Indus Towers Ltd.*	10,660	41,335
IndusInd Bank Ltd.	4,995	37,546
Info Edge India Ltd.	573	47,830
Infosys Ltd.	28,691	523,255
InterGlobe Aviation Ltd.(m)*	1,506	89,953
ITC Ltd.	27,117	129,918
Jindal Stainless Ltd.	2,856	19,229
Jindal Steel & Power Ltd.	3,297	34,871
Jio Financial Services Ltd.*	26,609	70,293
JSW Energy Ltd.	3,031	18,922
JSW Steel Ltd.	5,842	72,276
Jubilant Foodworks Ltd.	3,199	24,795
Kalyan Jewellers India Ltd.	3,562	19,297
Kotak Mahindra Bank Ltd.	9,956	251,721
Larsen & Toubro Ltd.	6,137	248,858
LTIMindtree Ltd.(m)	765	39,862
Lupin Ltd.	1,767	41,907
Macrotech Developers Ltd.(m)	3,172	44,147
Mahindra & Mahindra Ltd.	8,321	258,324
Mankind Pharma Ltd.*	868	24,568
Marico Ltd.	4,174	31,676
Maruti Suzuki India Ltd.	1,104	148,603
Max Healthcare Institute Ltd.	6,705	85,858
Mphasis Ltd.	683	19,712
MRF Ltd.	20	26,355
Muthoot Finance Ltd.	1,044	28,908
Nestle India Ltd.	3,350	88,014
NHPC Ltd.	26,127	24,824
NMDC Ltd.	26,766	21,331
NTPC Ltd.	39,087	161,943
Oberoi Realty Ltd.	1,099	20,919
Oil & Natural Gas Corp. Ltd.	27,150	77,631
Oil India Ltd.	4,295	19,308
Oracle Financial Services Software Ltd.	191	17,496
Page Industries Ltd.	50	24,889
PB Fintech Ltd.*	2,543	46,794
Persistent Systems Ltd.	884	56,577
Petronet LNG Ltd.	6,061	20,769
Phoenix Mills Ltd. (The)	1,704	32,493
PI Industries Ltd.	613	24,548
Pidilite Industries Ltd.	1,232	41,014
Polycab India Ltd.	398	23,869
Power Finance Corp. Ltd.	12,146	58,163
Power Grid Corp. of India Ltd.	41,114	138,666
Prestige Estates Projects Ltd.	1,237	17,143
Punjab National Bank	19,156	21,327
Rail Vikas Nigam Ltd.(m)	4,590	18,427
REC Ltd.	10,919	54,051
Reliance Industries Ltd.	53,182	789,674
Samvardhana Motherson International Ltd.	23,500	35,548
SBI Cards & Payment Services Ltd.	2,473	25,517
SBI Life Insurance Co. Ltd.(m)	3,685	66,370
Shree Cement Ltd.	87	30,833
Shriram Finance Ltd.	12,445	94,800
Siemens Ltd.	769	47,040
Solar Industries India Ltd.	235	30,621
Sona Blw Precision Forgings Ltd.(m)	3,537	18,932
SRF Ltd.	1,198	41,067
State Bank of India	16,309	146,352
Sun Pharmaceutical Industries Ltd.	8,901	180,503
Sundaram Finance Ltd.	578	30,641
Supreme Industries Ltd.	552	21,881
Suzlon Energy Ltd.*	78,004	51,046
Tata Consultancy Services Ltd.	8,070	339,099
Tata Consumer Products Ltd.	5,807	67,878
Tata Elxsi Ltd.	277	16,869
Tata Motors Ltd.	17,107	133,925
Tata Power Co. Ltd. (The)	13,796	60,226
Tata Steel Ltd.	70,152	125,425
Tech Mahindra Ltd.	4,625	76,052
Titan Co. Ltd.	3,297	117,614
Torrent Pharmaceuticals Ltd.	821	30,786
Torrent Power Ltd.	1,458	25,116
Trent Ltd.	1,544	96,072
Tube Investments of India Ltd.	906	29,046
TVS Motor Co. Ltd.	2,080	58,816
UltraTech Cement Ltd.	980	131,045
Union Bank of India Ltd.	15,759	23,031
United Spirits Ltd.	2,349	38,360
UPL Ltd.	3,943	29,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Varun Beverages Ltd.	11,720	$73,680
Vedanta Ltd.	11,664	62,630
Vodafone Idea Ltd.*	209,033	16,437
Voltas Ltd.	1,856	31,657
Wipro Ltd.	22,080	67,078
Yes Bank Ltd.*	153,764	30,196
Zomato Ltd.*	62,715	147,083
Zydus Lifesciences Ltd.	2,216	22,827

		14,094,926

Indonesia (1.9%)
Alamtri Resources Indonesia Tbk. PT	127,572	14,182
Amman Mineral Internasional PT*	57,619	18,664
Astra International Tbk. PT	183,159	54,169
Bank Central Asia Tbk. PT	482,549	246,219
Bank Mandiri Persero Tbk. PT*	328,096	101,883
Bank Negara Indonesia Persero Tbk. PT*	120,140	30,368
Bank Rakyat Indonesia Persero Tbk. PT	2,761,467	665,385
Chandra Asri Pacific Tbk. PT	67,504	29,180
Charoen Pokphand Indonesia Tbk. PT	64,683	17,103
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	35,427
Indofood CBP Sukses Makmur Tbk. PT	22,879	14,012
Indofood Sukses Makmur Tbk. PT	1,148,004	490,518
Kalbe Farma Tbk. PT	184,272	12,626
Sumber Alfaria Trijaya Tbk. PT	177,863	21,985
Telkom Indonesia Persero Tbk. PT	432,651	62,981
United Tractors Tbk. PT	14,428	20,456

		1,835,158

Kuwait (0.6%)
Boubyan Bank KSCP	11,880	26,429
Gulf Bank KSCP	15,913	18,309
Kuwait Finance House KSCP	88,997	229,171
Mobile Telecommunications Co. KSCP	17,706	27,565
National Bank of Kuwait SAKP	73,812	250,455

		551,929

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	26,953

Malaysia (0.9%)
AMMB Holdings Bhd.	19,972	25,174
Axiata Group Bhd.	25,967	10,434
Celcomdigi Bhd.	39,934	31,297
CIMB Group Holdings Bhd.	64,788	101,852
Gamuda Bhd.	34,628	32,505
Genting Bhd.	16,499	11,997
Hong Leong Bank Bhd.	7,591	34,422
IHH Healthcare Bhd.	21,971	34,114
IOI Corp. Bhd.	19,549	16,064
Kuala Lumpur Kepong Bhd.	3,372	15,714
Malayan Banking Bhd.	46,826	106,673
Maxis Bhd.	18,034	13,777
MISC Bhd.	10,465	16,879
MR DIY Group M Bhd.(m)	33,669	10,654
Nestle Malaysia Bhd.	550	9,189
Petronas Chemicals Group Bhd.	23,324	18,935
Petronas Dagangan Bhd.	3,152	12,954
Petronas Gas Bhd.	9,344	35,524
PPB Group Bhd.	4,905	12,698
Press Metal Aluminium Holdings Bhd.	30,517	34,600
Public Bank Bhd.	124,755	123,895
RHB Bank Bhd.	14,181	21,830
SD Guthrie Bhd.	17,851	19,716
Sime Darby Bhd.	29,543	14,647
Sunway Bhd.	22,652	23,076
Telekom Malaysia Bhd.	13,795	20,290
Tenaga Nasional Bhd.	23,207	69,943
YTL Corp. Bhd.	28,680	12,861
YTL Power International Bhd.	21,290	15,889

		907,603

Mexico (1.9%)
Alfa SAB de CV, Class A*	31,445	24,493
America Movil SAB de CV	162,970	116,108
Arca Continental SAB de CV	4,520	47,264
Cemex SAB de CV	136,177	76,458
Coca-Cola Femsa SAB de CV	4,244	38,947
Fibra Uno Administracion SA de CV (REIT)	24,588	28,716
Fomento Economico Mexicano SAB de CV	15,752	153,306
Gruma SAB de CV, Class B	1,820	32,719
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	24,830
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	3,282	60,630
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	44,482
Grupo Bimbo SAB de CV, Class A	12,149	32,942
Grupo Carso SAB de CV	4,856	28,294
Grupo Comercial Chedraui SA de CV	2,734	15,364
Grupo Financiero Banorte SAB de CV, Class O	103,106	715,840
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	43,131
Grupo Mexico SAB de CV	26,998	134,881
Industrias Penoles SAB de CV*	1,546	28,746
Prologis Property Mexico SA de CV (REIT)	6,269	20,129
Qualitas Controladora SAB de CV	2,138	18,586
Southern Copper Corp.	831	77,665
Wal-Mart de Mexico SAB de CV	47,712	131,890

		1,895,421

Peru (0.1%)
Cia de Minas Buenaventura
SAA (ADR)	2,366	36,981
Credicorp Ltd.	578	107,600

		144,581

Philippines (0.3%)
Ayala Corp.	3,097	31,985
Ayala Land, Inc.	63,229	25,413
Bank of the Philippine Islands	16,379	37,781
BDO Unibank, Inc.	18,767	50,275
International Container Terminal Services, Inc.	11,430	70,907
Manila Electric Co.	2,433	23,384
Metropolitan Bank & Trust Co.	15,777	20,126
SM Investments Corp.	2,687	37,001
SM Prime Holdings, Inc.	98,339	41,243

		338,115

Poland (0.7%)
Allegro.eu SA(m)*	5,040	40,680
Bank Polska Kasa Opieki SA	1,598	72,537
CD Projekt SA	561	30,680
Dino Polska SA(m)*	396	46,155
KGHM Polska Miedz SA	1,393	45,122
LPP SA	9	40,923
mBank SA*	183	38,330
ORLEN SA	5,334	93,737
PGE Polska Grupa Energetyczna SA*	404	828
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	152,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Powszechny Zaklad Ubezpieczen SA	5,218	$75,449
Santander Bank Polska SA	306	43,803

		680,298

Qatar (0.6%)
Al Rayan Bank	50,968	31,474
Barwa Real Estate Co.	33,504	24,247
Commercial Bank PSQC (The)	25,888	29,674
Industries Qatar QSC	13,744	48,623
Mesaieed Petrochemical Holding Co.	46,863	18,484
Ooredoo QPSC	4,608	14,932
Qatar Electricity & Water Co. QSC	5,127	20,949
Qatar Fuel QSC	5,099	20,784
Qatar Gas Transport Co. Ltd.	27,866	35,540
Qatar International Islamic Bank QSC	8,410	23,528
Qatar Islamic Bank QPSC	15,864	89,642
Qatar National Bank QPSC	42,063	185,335

		543,212

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	44,732

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—
GMK Norilskiy Nickel
PAO (ADR)(r)*	4,277	—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC(r)*	12,566	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)*	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PAO (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	22,126	—

		—

Saudi Arabia (2.8%)
ACWA Power Co.	1,270	115,531
Ades Holding Co.	3,523	15,308
Al Rajhi Bank	17,049	462,783
Alinma Bank	10,656	86,992
Almarai Co. JSC	4,368	64,575
Arab National Bank	7,829	48,155
Arabian Internet & Communications Services Co.	209	16,859
Bank AlBilad	5,327	52,223
Bank Al-Jazira*	4,403	20,431
Banque Saudi Fransi	10,652	52,632
Bupa Arabia for Cooperative Insurance Co.	718	33,829
Co. for Cooperative Insurance (The)	639	24,224
Dallah Healthcare Co.	379	12,732
Dar Al Arkan Real Estate Development Co.*	4,570	26,035
Dr Sulaiman Al Habib Medical Services Group Co.	761	56,622
Elm Co.	209	54,018
Etihad Etisalat Co.	3,282	53,367
Jarir Marketing Co.	5,115	17,684
Mouwasat Medical Services Co.	852	17,086
Nahdi Medical Co.	493	15,131
Riyad Bank	12,787	112,346
SABIC Agri-Nutrients Co.	2,029	57,160
Sahara International Petrochemical Co.	3,126	17,302
SAL Saudi Logistics Services	259	13,638
Saudi Arabian Mining Co.*	11,240	138,316
Saudi Arabian Oil Co.(m)	50,152	356,744
Saudi Aramco Base Oil Co.	440	12,309
Saudi Awwal Bank	8,758	87,277
Saudi Basic Industries Corp.	7,829	132,576
Saudi Electricity Co.	7,249	30,730
Saudi Industrial Investment Group	3,261	13,414
Saudi Investment Bank (The)	5,406	20,945
Saudi National Bank (The)	25,574	244,106
Saudi Research & Media Group*	313	14,414
Saudi Tadawul Group Holding Co.	418	22,657
Saudi Telecom Co.	17,397	209,758
Yanbu National Petrochemical Co.	2,398	22,174

		2,752,083

South Africa (3.0%)
Absa Group Ltd.	7,635	73,702
Anglo American Platinum Ltd.	507	20,307
Aspen Pharmacare Holdings Ltd.	4,119	36,782
Bid Corp. Ltd.(x)	3,037	72,790
Bidvest Group Ltd.	2,950	37,891
Capitec Bank Holdings Ltd.	746	126,238
Clicks Group Ltd.	1,829	33,790
Discovery Ltd.	3,986	43,371
FirstRand Ltd.(x)	223,324	875,026
Gold Fields Ltd.	7,581	167,630
Harmony Gold Mining Co. Ltd.	4,617	67,106
Impala Platinum Holdings Ltd.*	7,991	54,880
MTN Group Ltd.	17,059	114,654
Naspers Ltd., Class N	1,462	360,257
Nedbank Group Ltd.	4,331	60,766
Ninety One Ltd.	167,567	317,769
Old Mutual Ltd.	35,801	23,236
OUTsurance Group Ltd.	7,360	27,979
Pepkor Holdings Ltd.(m)	21,278	29,628
Remgro Ltd.	3,981	34,262
Sanlam Ltd.	18,533	83,644
Sasol Ltd.*	4,588	19,143
Shoprite Holdings Ltd.	4,620	68,717
Standard Bank Group Ltd.	11,505	150,227
Vodacom Group Ltd.	6,142	42,024
Woolworths Holdings Ltd.(x)	7,787	21,660

		2,963,479

South Korea (8.4%)
Alteogen, Inc.*	345	83,409
Amorepacific Corp.	217	14,943
Celltrion, Inc.	1,430	164,122
CJ CheilJedang Corp.	56	9,375
CJ Corp.	3,055	241,288
Cosmax, Inc.	8,671	968,090
Coway Co. Ltd.	373	20,518
DB Insurance Co. Ltd.	311	18,713
Doosan Bobcat, Inc.	386	13,107
Doosan Enerbility Co. Ltd.*	4,199	66,870
Ecopro BM Co. Ltd.*	452	29,530
Ecopro Co. Ltd.	882	29,739
Hana Financial Group, Inc.	2,776	112,360
Hankook Tire & Technology Co. Ltd.	502	13,449
Hanmi Semiconductor Co. Ltd.	421	19,499
Hanwha Aerospace Co. Ltd.	275	117,097
Hanwha Ocean Co. Ltd.*	855	38,961
HD Hyundai Co. Ltd.	320	15,756
HD Hyundai Electric Co. Ltd.	188	37,281
HD Hyundai Heavy Industries Co. Ltd.*	144	27,284
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	50,779
HLB, Inc.*	1,119	41,872
HMM Co. Ltd.	2,351	31,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
HYBE Co. Ltd.*	224	$35,825
Hyundai Glovis Co. Ltd.	254	19,388
Hyundai Mobis Co. Ltd.	515	91,109
Hyundai Motor Co.	1,196	160,171
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	24,775
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	16,606
Hyundai Rotem Co. Ltd.	660	47,063
Industrial Bank of Korea	1,761	17,006
Kakao Corp.	2,876	76,368
KakaoBank Corp.	1,644	24,618
KB Financial Group, Inc.	3,228	173,183
Kia Corp.	2,302	144,295
Korea Aerospace Industries Ltd.	507	25,823
Korea Electric Power Corp.	2,726	40,080
Korea Investment Holdings Co. Ltd.	282	13,980
Korea Zinc Co. Ltd.	73	38,570
Korean Air Lines Co. Ltd.	1,982	28,670
Krafton, Inc.*	251	57,018
KT&G Corp.	899	61,724
LG Chem Ltd.	450	74,873
LG Corp.	944	41,414
LG Display Co. Ltd.*	2,065	12,355
LG Electronics, Inc.	1,095	57,408
LG Energy Solution Ltd.*	406	92,229
LG H&H Co. Ltd.	80	16,978
LG Innotek Co. Ltd.	96	10,425
LG Uplus Corp.	1,446	10,115
LS Electric Co. Ltd.	130	15,476
Meritz Financial Group, Inc.	1,061	87,906
Mirae Asset Securities Co. Ltd.	1,943	12,100
NAVER Corp.	1,195	155,005
Orion Corp.	161	12,891
POSCO Future M Co. Ltd.*	267	21,813
POSCO Holdings, Inc.	651	123,126
Posco International Corp.	468	15,653
Samsung Biologics Co. Ltd.(m)*	162	111,557
Samsung C&T Corp.	707	56,128
Samsung Electro-Mechanics Co. Ltd.	486	42,610
Samsung Electronics Co. Ltd.	63,729	2,501,553
Samsung Electronics Co. Ltd. (Preference)(q)	7,495	240,247
Samsung Fire & Marine Insurance Co. Ltd.	264	64,095
Samsung Heavy Industries Co. Ltd.*	5,732	52,474
Samsung Life Insurance Co. Ltd.	603	33,948
Samsung SDI Co. Ltd.	501	64,135
Samsung SDS Co. Ltd.	334	26,357
Shinhan Financial Group Co. Ltd.	4,230	135,159
SK Biopharmaceuticals Co. Ltd.*	274	18,478
SK Hynix, Inc.	4,871	630,832
SK Innovation Co. Ltd.*	598	45,647
SK Square Co. Ltd.*	912	57,848
SK, Inc.	283	24,908
SKC Co. Ltd.*	48	3,354
S-Oil Corp.	304	11,582
Woori Financial Group, Inc.	5,542	62,100
Yuhan Corp.	494	36,635

		8,240,958

Taiwan (19.4%)
Accton Technology Corp.	5,128	88,961
Acer, Inc.	32,515	34,716
Advantech Co. Ltd.	4,455	50,316
Alchip Technologies Ltd.	655	54,053
ASE Technology Holding Co. Ltd.	297,021	1,279,241
Asia Cement Corp.	15,725	22,118
Asia Vital Components Co. Ltd.	2,825	38,628
Asustek Computer, Inc.	6,027	110,547
AUO Corp.*	66,949	27,120
Catcher Technology Co. Ltd.	4,883	30,811
Cathay Financial Holding Co. Ltd.	82,317	151,730
Chailease Holding Co. Ltd.	15,883	55,491
Chang Hwa Commercial Bank Ltd.	48,382	25,865
Cheng Shin Rubber Industry Co. Ltd.	13,228	20,000
China Steel Corp.	107,475	72,508
Chunghwa Telecom Co. Ltd.	33,116	128,165
Compal Electronics, Inc.	47,199	45,276
CTBC Financial Holding Co. Ltd.	137,717	163,630
Delta Electronics, Inc.	17,744	192,390
E Ink Holdings, Inc.	6,857	54,728
E.Sun Financial Holding Co. Ltd.	128,238	111,041
Eclat Textile Co. Ltd.	1,360	18,023
Elite Material Co. Ltd.	2,543	41,742
eMemory Technology, Inc.	490	33,574
Eva Airways Corp.	20,580	25,134
Evergreen Marine Corp. Taiwan Ltd.	7,982	53,009
Far Eastern New Century Corp.	34,411	34,098
Far EasTone Telecommunications Co. Ltd.	16,092	44,589
Feng TAY Enterprise Co. Ltd.	86,120	308,660
First Financial Holding Co. Ltd.	102,685	83,657
Formosa Chemicals & Fibre Corp.	33,062	25,940
Formosa Plastics Corp.	32,974	36,348
Fortune Electric Co. Ltd.	1,120	15,163
Fubon Financial Holding Co. Ltd.	75,912	195,024
Gigabyte Technology Co. Ltd.	4,417	32,194
Global Unichip Corp.	752	23,781
Globalwafers Co. Ltd.	2,457	23,606
Hon Hai Precision Industry Co. Ltd.	263,535	1,158,832
Hotai Motor Co. Ltd.	2,895	52,490
Hua Nan Financial Holdings Co. Ltd.	79,428	66,504
Innolux Corp.*	70,356	31,997
International Games System Co. Ltd.	2,068	48,084
Inventec Corp.	19,884	25,272
Jentech Precision Industrial Co. Ltd.	729	21,429
KGI Financial Holding Co. Ltd.	126,808	65,500
Largan Precision Co. Ltd.	926	65,680
Lite-On Technology Corp.	17,592	48,162
Lotes Co. Ltd.	731	30,273
MediaTek, Inc.	50,558	2,116,576
Mega Financial Holding Co. Ltd.	107,652	129,367
Micro-Star International Co. Ltd.	161,015	785,616
Nan Ya Plastics Corp.	47,296	42,734
Nien Made Enterprise Co. Ltd.	1,523	18,073
Novatek Microelectronics Corp.	4,946	81,186
Pegatron Corp.	15,898	40,173
PharmaEssentia Corp.*	1,651	25,758
Pou Chen Corp.	19,084	20,290
President Chain Store Corp.	5,487	41,480
Quanta Computer, Inc.	23,573	159,390
Realtek Semiconductor Corp.	4,073	64,157
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	46,309
Shin Kong Financial Holding Co. Ltd.*	136,202	50,046
SinoPac Financial Holdings Co. Ltd.	100,902	67,617
Synnex Technology International Corp.	9,642	20,735
Taishin Financial Holding Co. Ltd.	98,204	50,873
Taiwan Business Bank	58,683	25,804
Taiwan Cooperative Financial Holding Co. Ltd.	88,837	64,348
Taiwan Mobile Co. Ltd.	15,213	53,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd.	309,471	$8,481,850
TCC Group Holdings Co. Ltd.	60,564	58,462
Unimicron Technology Corp.	11,840	32,985
Uni-President Enterprises Corp.	262,419	636,239
United Microelectronics Corp.	101,617	136,652
Vanguard International Semiconductor Corp.	8,530	23,918
Voltronic Power Technology Corp.	748	34,468
Wan Hai Lines Ltd.	6,967	16,409
Wistron Corp.	22,536	64,684
Wiwynn Corp.	970	47,766
WPG Holdings Ltd.	12,093	22,582
Yageo Corp.	3,790	54,905
Yang Ming Marine Transport Corp.	15,133	33,910
Yuanta Financial Holding Co. Ltd.	89,059	89,723
Zhen Ding Technology Holding Ltd.	5,748	17,918

		19,022,482

Thailand (1.9%)
Advanced Info Service PCL	10,424	83,576
Airports of Thailand PCL	37,552	42,063
Bangkok Dusit Medical Services PCL, Class F	97,473	62,636
Bumrungrad Hospital PCL	5,224	25,331
Central Pattana PCL	17,696	24,516
Central Retail Corp. PCL	21,144	15,581
Charoen Pokphand Foods PCL	33,954	23,820
CP ALL PCL	51,162	74,651
CP AXTRA PCL	24,638	18,882
Delta Electronics Thailand PCL	27,324	52,957
Gulf Energy Development PCL	25,702	37,691
Intouch Holdings PCL, Class F	8,372	20,113
Kasikornbank PCL	109,190	519,799
Krung Thai Bank PCL	31,067	22,070
Minor International PCL	27,972	21,644
PTT Exploration & Production PCL	154,478	530,485
PTT Global Chemical PCL	171,400	86,900
PTT Oil & Retail Business PCL	61,594	21,424
PTT PCL	87,053	82,113
SCB X PCL	7,376	26,743
Siam Cement PCL (The)	6,834	31,425
TMBThanachart Bank PCL	368,922	21,314
True Corp. PCL*	90,825	31,591

		1,877,325

Turkiye (0.4%)
Akbank TAS	25,213	34,513
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	37,097
BIM Birlesik Magazalar A/S	5,030	60,429
Coca-Cola Icecek A/S	9,185	12,883
Eregli Demir ve Celik Fabrikalari TAS	22,628	13,352
Haci Omer Sabanci Holding A/S	8,743	19,242
KOC Holding A/S	6,608	28,343
Pegasus Hava Tasimaciligi A/S*	2,820	19,065
Sasa Polyester Sanayi A/S*	220,127	21,580
Turk Hava Yollari AO*	4,461	36,400
Turkcell Iletisim Hizmetleri A/S	11,528	28,973
Turkiye Is Bankasi A/S, Class C	70,706	22,726
Turkiye Petrol Rafinerileri A/S	7,175	26,005
Turkiye Sise ve Cam Fabrikalari A/S	11,139	11,307
Yapi ve Kredi Bankasi A/S	30,053	18,926

		390,841

United Arab Emirates (1.0%)
Abu Dhabi Commercial Bank PJSC	25,127	74,562
Abu Dhabi Islamic Bank PJSC	12,467	54,435
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	24,830
ADNOC Drilling Co. PJSC	29,255	40,927
Aldar Properties PJSC	33,061	75,791
Americana Restaurants International plc - Foreign Co.	22,450	13,019
Dubai Islamic Bank PJSC	24,854	48,511
Emaar Development PJSC	8,665	28,884
Emaar Properties PJSC	56,887	206,920
Emirates NBD Bank PJSC	16,262	89,461
Emirates Telecommunications Group Co. PJSC	32,256	148,267
First Abu Dhabi Bank PJSC	38,158	143,471
Multiply Group PJSC*	620	280

		949,358

United Kingdom (0.2%)
Anglogold Ashanti plc	4,104	153,734

United States (0.1%)
JBS SA	6,207	44,759
Legend Biotech Corp. (ADR)*	645	21,885

		66,644

Total Common Stocks (98.9%) (Cost $92,522,902)		96,838,927

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,399,516	1,399,516
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	271,099	271,180

Total Investment Companies		1,710,696

Total Short-Term Investments (1.8%) (Cost $1,710,723)		1,710,696

Total Investments in Securities (100.7%) (Cost $94,233,625)		98,549,623
Other Assets Less Liabilities (-0.7%)		(655,620)

Net Assets (100%)		$97,894,003

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,461,099 or 5.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $1,851,721. This was collateralized by $573,569 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 4/24/25 - 2/15/55 and by cash of $1,439,516 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$24,585,156	25.1%
Information Technology	22,482,434	23.0
Consumer Discretionary	13,308,157	13.6
Communication Services	9,077,199	9.3
Consumer Staples	5,738,417	5.9
Industrials	5,708,786	5.8
Materials	5,164,889	5.3
Energy	4,257,598	4.3
Health Care	3,079,339	3.1
Utilities	1,763,168	1.8
Investment Companies	1,710,696	1.8
Real Estate	1,673,784	1.7
Cash and Other	(655,620)	(0.7)

		100.0%

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	9	6/2025	USD	499,860	(17,925)

					(17,925)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,317,539	$—	$—		$5,317,539
Chile	526,224	332,506	—		858,730
China	2,695,976	27,271,865	—		29,967,841
Colombia	1,321,265	—	—		1,321,265
Czech Republic	—	1,202,331	—		1,202,331
Egypt	—	57,323	—		57,323
Greece	—	374,569	—		374,569
Hong Kong	—	55,434	—		55,434
Hungary	—	204,063	—		204,063
India	1,579,402	12,515,524	—		14,094,926
Indonesia	—	1,835,158	—		1,835,158
Kuwait	—	551,929	—		551,929
Luxembourg	—	26,953	—		26,953
Malaysia	—	907,603	—		907,603
Mexico	1,895,421	—	—		1,895,421
Peru	144,581	—	—		144,581
Philippines	—	338,115	—		338,115
Poland	—	680,298	—		680,298
Qatar	—	543,212	—		543,212
Romania	—	44,732	—		44,732
Russia	—	—	—	(a)	— (a)
Saudi Arabia	—	2,752,083	—		2,752,083
South Africa	—	2,963,479	—		2,963,479
South Korea	—	8,240,958	—		8,240,958
Taiwan	—	19,022,482	—		19,022,482
Thailand	—	1,877,325	—		1,877,325
Turkiye	—	390,841	—		390,841
United Arab Emirates	—	949,358	—		949,358
United Kingdom	—	153,734	—		153,734
United States	66,644	—	—		66,644
Short-Term Investments
Investment Companies	1,710,696	—	—		1,710,696

Total Assets	$15,257,748	$83,291,875	$—		$98,549,623

Liabilities:
Futures	$(17,925)	$—	$—		$(17,925)

Total Liabilities	$(17,925)	$—	$—		$(17,925)

Total	$15,239,823	$83,291,875	$—		$98,531,698

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,750,653
Aggregate gross unrealized depreciation	(14,374,024)

Net unrealized appreciation	$3,376,629

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,155,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,519,100	$42,960,148
Verizon Communications, Inc.	890,888	40,410,680

		83,370,828

Entertainment (1.4%)
Electronic Arts, Inc.	50,190	7,253,459
Live Nation Entertainment, Inc.*	33,185	4,333,297
Netflix, Inc.*	90,525	84,417,278
Take-Two Interactive Software, Inc.*	34,737	7,199,243
TKO Group Holdings, Inc., Class A	14,092	2,153,399
Walt Disney Co. (The)	382,578	37,760,449
Warner Bros Discovery, Inc.*	472,433	5,069,206

		148,186,331

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	1,234,422	190,891,018
Alphabet, Inc., Class C	1,000,451	156,300,460
Match Group, Inc.	53,138	1,657,906
Meta Platforms, Inc., Class A	463,442	267,109,431

		615,958,815

Media (0.5%)
Charter Communications, Inc., Class A(x)*	20,427	7,527,962
Comcast Corp., Class A	798,169	29,452,436
Fox Corp., Class A	46,102	2,609,373
Fox Corp., Class B	27,919	1,471,610
Interpublic Group of Cos., Inc. (The)	78,834	2,141,131
News Corp., Class A	80,007	2,177,791
News Corp., Class B	23,641	717,977
Omnicom Group, Inc.	41,583	3,447,647
Paramount Global, Class B	125,909	1,505,872

		51,051,799

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	101,482	27,066,264

Total Communication Services		925,634,037

Consumer Discretionary (10.2%)
Automobile Components (0.0%)†
Aptiv plc*	48,557	2,889,142

Automobiles (1.7%)
Ford Motor Co.	823,780	8,262,513
General Motors Co.	210,570	9,903,107
Tesla, Inc.*	592,212	153,477,662

		171,643,282

Broadline Retail (3.8%)
Amazon.com, Inc.*	1,996,065	379,771,327
eBay, Inc.	101,370	6,865,790

		386,637,117

Distributors (0.1%)
Genuine Parts Co.	29,424	3,505,575
LKQ Corp.	55,015	2,340,338
Pool Corp.	8,054	2,563,991

		8,409,904

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	91,609	10,943,611
Booking Holdings, Inc.	7,004	32,266,798
Caesars Entertainment, Inc.*	44,967	1,124,175
Carnival Corp.*	221,739	4,330,563
Chipotle Mexican Grill, Inc.*	286,826	14,401,533
Darden Restaurants, Inc.	24,792	5,150,786
Domino’s Pizza, Inc.	7,308	3,357,661
DoorDash, Inc., Class A*	71,796	13,122,155
Expedia Group, Inc.	26,101	4,387,578
Hilton Worldwide Holdings, Inc.	50,918	11,586,391
Las Vegas Sands Corp.	72,723	2,809,289
Marriott International, Inc., Class A	48,426	11,535,073
McDonald’s Corp.	151,656	47,372,785
MGM Resorts International*	47,346	1,403,335
Norwegian Cruise Line Holdings Ltd.*	93,054	1,764,304
Royal Caribbean Cruises Ltd.	52,399	10,764,851
Starbucks Corp.	240,387	23,579,561
Wynn Resorts Ltd.	18,956	1,582,826
Yum! Brands, Inc.	59,059	9,293,524

		210,776,799

Household Durables (0.3%)
DR Horton, Inc.	60,020	7,630,342
Garmin Ltd.	32,510	7,058,896
Lennar Corp., Class A	49,418	5,672,198
Mohawk Industries, Inc.*	11,087	1,265,914
NVR, Inc.*	633	4,585,699
PulteGroup, Inc.	42,846	4,404,569

		30,617,618

Leisure Products (0.0%)†
Hasbro, Inc.	27,751	1,706,409

Specialty Retail (1.9%)
AutoZone, Inc.*	3,552	13,542,995
Best Buy Co., Inc.	41,173	3,030,744
CarMax, Inc.*	32,548	2,536,140
Home Depot, Inc. (The)	210,223	77,044,627
Lowe’s Cos., Inc.	119,495	27,869,819
O’Reilly Automotive, Inc.*	12,165	17,427,336
Ross Stores, Inc.	69,822	8,922,553
TJX Cos., Inc. (The)	237,902	28,976,464
Tractor Supply Co.	113,050	6,229,055
Ulta Beauty, Inc.*	9,814	3,597,224
Williams-Sonoma, Inc.	26,051	4,118,663

		193,295,620

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	32,120	3,591,337
Lululemon Athletica, Inc.*	23,711	6,711,636
NIKE, Inc., Class B	249,982	15,868,857
Ralph Lauren Corp.	8,440	1,863,046
Tapestry, Inc.	43,810	3,084,662

		31,119,538

Total Consumer Discretionary		1,037,095,429

Consumer Staples (6.0%)
Beverages (1.3%)
Brown-Forman Corp., Class B	38,542	1,308,116
Coca-Cola Co. (The)	819,379	58,683,924
Constellation Brands, Inc., Class A	32,888	6,035,606
Keurig Dr Pepper, Inc.	252,671	8,646,402
Molson Coors Beverage Co., Class B	36,437	2,217,920
Monster Beverage Corp.*	148,185	8,671,786
PepsiCo, Inc.	290,247	43,519,635

		129,083,389

Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp.	93,941	88,847,519
Dollar General Corp.	46,542	4,092,438
Dollar Tree, Inc.*	42,778	3,211,345
Kroger Co. (The)	140,884	9,536,438
Sysco Corp.	103,534	7,769,191
Target Corp.	96,970	10,119,789
Walgreens Boots Alliance, Inc.	151,789	1,695,483
Walmart, Inc.	920,566	80,816,489

		206,088,692

Food Products (0.7%)
Archer-Daniels-Midland Co.	101,271	4,862,021
Bunge Global SA	28,248	2,158,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)	41,638	$1,662,189
Conagra Brands, Inc.	101,014	2,694,043
General Mills, Inc.	116,656	6,974,862
Hershey Co. (The)	31,266	5,347,424
Hormel Foods Corp.	61,579	1,905,254
J M Smucker Co. (The)	22,521	2,666,712
Kellanova	56,899	4,693,599
Kraft Heinz Co. (The)	184,612	5,617,743
Lamb Weston Holdings, Inc.	30,187	1,608,967
McCormick & Co., Inc. (Non-Voting)	53,440	4,398,646
Mondelez International, Inc., Class A	273,745	18,573,598
Tyson Foods, Inc., Class A	60,565	3,864,653

		67,028,423

Household Products (1.2%)
Church & Dwight Co., Inc.	52,054	5,730,625
Clorox Co. (The)	26,070	3,838,807
Colgate-Palmolive Co.	171,743	16,092,319
Kimberly-Clark Corp.	70,194	9,982,991
Procter & Gamble Co. (The)	496,235	84,568,369

		120,213,111

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	49,557	3,270,762
Kenvue, Inc.	405,744	9,729,741

		13,000,503

Tobacco (0.7%)
Altria Group, Inc.	358,669	21,527,313
Philip Morris International, Inc.	329,050	52,230,107

		73,757,420

Total Consumer Staples		609,171,538

Energy (3.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	209,535	9,209,063
Halliburton Co.	183,712	4,660,774
Schlumberger NV	296,458	12,391,944

		26,261,781

Oil, Gas & Consumable Fuels (3.4%)
APA Corp.	78,291	1,645,677
Chevron Corp.	353,692	59,169,135
ConocoPhillips	270,008	28,356,240
Coterra Energy, Inc.	155,852	4,504,123
Devon Energy Corp.	139,018	5,199,273
Diamondback Energy, Inc.	39,547	6,322,774
EOG Resources, Inc.	119,030	15,264,407
EQT Corp.	126,275	6,746,873
Expand Energy Corp.	44,505	4,954,297
Exxon Mobil Corp.#	921,214	109,559,981
Hess Corp.	58,491	9,342,767
Kinder Morgan, Inc.	409,098	11,671,566
Marathon Petroleum Corp.	66,874	9,742,873
Occidental Petroleum Corp.	142,977	7,057,345
ONEOK, Inc.	131,301	13,027,685
Phillips 66	87,400	10,792,152
Targa Resources Corp.	46,148	9,251,290
Texas Pacific Land Corp.	3,987	5,282,735
Valero Energy Corp.	66,998	8,848,426
Williams Cos., Inc. (The)	257,974	15,416,526

		342,156,145

Total Energy		368,417,926

Financials (14.5%)
Banks (3.4%)
Bank of America Corp.	1,401,280	58,475,414
Citigroup, Inc.	397,246	28,200,493
Citizens Financial Group, Inc.	92,510	3,790,135
Fifth Third Bancorp	141,759	5,556,953
Huntington Bancshares, Inc.	307,655	4,617,901
JPMorgan Chase & Co.	591,732	145,151,860
KeyCorp	210,804	3,370,756
M&T Bank Corp.	35,113	6,276,449
PNC Financial Services Group, Inc. (The)	83,791	14,727,944
Regions Financial Corp.	192,369	4,180,178
Truist Financial Corp.	278,488	11,459,781
US Bancorp	330,139	13,938,469
Wells Fargo & Co.	696,021	49,967,348

		349,713,681

Capital Markets (3.2%)
Ameriprise Financial, Inc.	20,359	9,855,996
Bank of New York Mellon Corp. (The)	151,881	12,738,259
BlackRock, Inc.	30,810	29,161,049
Blackstone, Inc.	154,895	21,651,223
Cboe Global Markets, Inc.	22,154	5,013,229
Charles Schwab Corp. (The)	360,637	28,230,664
CME Group, Inc.	76,262	20,231,546
FactSet Research Systems, Inc.	8,048	3,658,943
Franklin Resources, Inc.	65,601	1,262,819
Goldman Sachs Group, Inc. (The)	66,036	36,074,806
Intercontinental Exchange, Inc.	121,594	20,974,965
Invesco Ltd.	94,809	1,438,253
KKR & Co., Inc.	142,860	16,516,045
MarketAxess Holdings, Inc.	7,979	1,726,257
Moody’s Corp.	32,760	15,256,004
Morgan Stanley	261,865	30,551,790
MSCI, Inc.	16,433	9,292,862
Nasdaq, Inc.	87,577	6,643,591
Northern Trust Corp.	41,473	4,091,311
Raymond James Financial, Inc.	39,028	5,421,379
S&P Global, Inc.	66,663	33,871,470
State Street Corp.	61,048	5,465,627
T. Rowe Price Group, Inc.	47,115	4,328,455

		323,456,543

Consumer Finance (0.6%)
American Express Co.	117,453	31,600,730
Capital One Financial Corp.	80,672	14,464,490
Discover Financial Services	53,118	9,067,242
Synchrony Financial	82,270	4,355,374

		59,487,836

Financial Services (4.9%)
Apollo Global Management, Inc.	94,596	12,953,977
Berkshire Hathaway, Inc., Class B*	387,902	206,588,847
Corpay, Inc.*	14,753	5,144,666
Fidelity National Information Services, Inc.	112,097	8,371,404
Fiserv, Inc.*	120,399	26,587,711
Global Payments, Inc.	52,402	5,131,204
Jack Henry & Associates, Inc.	15,427	2,816,970
Mastercard, Inc., Class A	172,350	94,468,482
PayPal Holdings, Inc.*	209,351	13,660,153
Visa, Inc., Class A	364,711	127,816,617

		503,540,031

Insurance (2.4%)
Aflac, Inc.	104,749	11,647,041
Allstate Corp. (The)	56,081	11,612,693
American International Group, Inc.	125,565	10,916,621
Aon plc, Class A	45,768	18,265,551
Arch Capital Group Ltd.	79,334	7,630,344
Arthur J Gallagher & Co.	53,829	18,583,924
Assurant, Inc.	10,854	2,276,626
Brown & Brown, Inc.	50,224	6,247,865
Chubb Ltd.	78,864	23,816,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	32,902	$4,860,283
Erie Indemnity Co., Class A(x)	5,278	2,211,746
Everest Group Ltd.	9,096	3,304,850
Globe Life, Inc.	17,765	2,340,006
Hartford Insurance Group, Inc. (The)	60,864	7,530,703
Loews Corp.	37,389	3,436,423
Marsh & McLennan Cos., Inc.	103,937	25,363,746
MetLife, Inc.	122,517	9,836,890
Principal Financial Group, Inc.	44,532	3,757,165
Progressive Corp. (The)	123,974	35,085,882
Prudential Financial, Inc.	74,916	8,366,619
Travelers Cos., Inc. (The)	47,982	12,689,320
W.R. Berkley Corp.	63,542	4,521,649
Willis Towers Watson plc	21,122	7,138,180

		241,440,266

Total Financials		1,477,638,357

Health Care (11.1%)
Biotechnology (1.9%)
AbbVie, Inc.	373,597	78,276,043
Amgen, Inc.	113,687	35,419,185
Biogen, Inc.*	30,977	4,238,893
Gilead Sciences, Inc.	263,744	29,552,515
Incyte Corp.*	33,993	2,058,276
Moderna, Inc.*	71,665	2,031,703
Regeneron Pharmaceuticals, Inc.	22,265	14,121,131
Vertex Pharmaceuticals, Inc.*	54,344	26,347,058

		192,044,804

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	367,058	48,690,244
Align Technology, Inc.*	14,851	2,359,230
Baxter International, Inc.	108,054	3,698,688
Becton Dickinson & Co.	60,766	13,919,060
Boston Scientific Corp.*	311,902	31,464,674
Cooper Cos., Inc. (The)*	42,237	3,562,691
Dexcom, Inc.*	82,683	5,646,422
Edwards Lifesciences Corp.*	124,818	9,046,809
GE HealthCare Technologies, Inc.	96,777	7,810,872
Hologic, Inc.*	47,487	2,933,272
IDEXX Laboratories, Inc.*	17,329	7,277,313
Insulet Corp.*	14,845	3,898,445
Intuitive Surgical, Inc.*	75,478	37,381,989
Medtronic plc	271,367	24,385,039
ResMed, Inc.	31,081	6,957,482
Solventum Corp.*	29,248	2,224,018
STERIS plc	20,793	4,712,733
Stryker Corp.	72,677	27,054,013
Zimmer Biomet Holdings, Inc.	42,129	4,768,160

		247,791,154

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	51,122	7,043,078
Cencora, Inc.	36,524	10,156,959
Centene Corp.*	104,947	6,371,332
Cigna Group (The)	57,941	19,062,589
CVS Health Corp.	266,819	18,076,987
DaVita, Inc.*	9,312	1,424,457
Elevance Health, Inc.	49,081	21,348,272
HCA Healthcare, Inc.	37,840	13,075,612
Henry Schein, Inc.*	26,386	1,807,177
Humana, Inc.	25,531	6,755,503
Labcorp Holdings, Inc.	17,650	4,107,861
McKesson Corp.	26,522	17,849,041
Molina Healthcare, Inc.*	11,745	3,868,686
Quest Diagnostics, Inc.	23,491	3,974,677
UnitedHealth Group, Inc.	194,757	102,003,979
Universal Health Services, Inc., Class B(x)	12,426	2,334,845

		239,261,055

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	60,375	7,062,668
Bio-Techne Corp.	33,456	1,961,525
Charles River Laboratories International, Inc.*	10,822	1,628,927
Danaher Corp.	135,441	27,765,405
IQVIA Holdings, Inc.*	35,404	6,241,725
Mettler-Toledo International, Inc.*	4,426	5,226,708
Revvity, Inc.	25,755	2,724,879
Thermo Fisher Scientific, Inc.	80,947	40,279,227
Waters Corp.*	12,566	4,631,451
West Pharmaceutical Services, Inc.	15,326	3,431,185

		100,953,700

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	429,458	26,192,643
Eli Lilly & Co.	166,748	137,718,841
Johnson & Johnson	509,518	84,498,465
Merck & Co., Inc.	535,340	48,052,118
Pfizer, Inc.	1,199,290	30,390,009
Viatris, Inc.	252,597	2,200,120
Zoetis, Inc.	94,765	15,603,057

		344,655,253

Total Health Care		1,124,705,966

Industrials (8.4%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	15,331	8,063,340
Boeing Co. (The)*	158,736	27,072,425
GE Aerospace	227,138	45,461,671
General Dynamics Corp.	53,700	14,637,546
Howmet Aerospace, Inc.	85,714	11,119,677
Huntington Ingalls Industries, Inc.	8,281	1,689,655
L3Harris Technologies, Inc.	39,852	8,341,422
Lockheed Martin Corp.	44,335	19,804,888
Northrop Grumman Corp.	28,796	14,743,840
RTX Corp.	281,914	37,342,328
Textron, Inc.	38,637	2,791,523
TransDigm Group, Inc.	11,869	16,418,269

		207,486,584

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	25,121	2,572,390
Expeditors International of Washington, Inc.	29,623	3,562,166
FedEx Corp.	46,893	11,431,576
United Parcel Service, Inc., Class B	154,778	17,024,032

		34,590,164

Building Products (0.5%)
A.O. Smith Corp.(x)	24,991	1,633,412
Allegion plc	18,397	2,400,072
Builders FirstSource, Inc.*	24,355	3,042,914
Carrier Global Corp.	170,901	10,835,123
Johnson Controls International plc	139,082	11,141,859
Lennox International, Inc.	6,777	3,800,745
Masco Corp.	44,861	3,119,634
Trane Technologies plc	47,466	15,992,245

		51,966,004

Commercial Services & Supplies (0.6%)
Cintas Corp.	72,591	14,919,628
Copart, Inc.*	185,557	10,500,671
Republic Services, Inc.	42,957	10,402,467
Rollins, Inc.	59,436	3,211,327
Veralto Corp.	52,337	5,100,241
Waste Management, Inc.	77,295	17,894,565

		62,028,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Quanta Services, Inc.	31,239	$7,940,329

Electrical Equipment (0.7%)
AMETEK, Inc.	48,951	8,426,425
Eaton Corp. plc	83,635	22,734,502
Emerson Electric Co.	119,337	13,084,109
GE Vernova, Inc.	58,388	17,824,689
Generac Holdings, Inc.*	12,616	1,597,816
Hubbell, Inc., Class B	11,358	3,758,476
Rockwell Automation, Inc.	23,929	6,182,775

		73,608,792

Ground Transportation (0.9%)
CSX Corp.	408,106	12,010,560
JB Hunt Transport Services, Inc.	16,811	2,487,187
Norfolk Southern Corp.	47,920	11,349,852
Old Dominion Freight Line, Inc.	39,760	6,578,292
Uber Technologies, Inc.*	442,091	32,210,750
Union Pacific Corp.	127,883	30,211,080

		94,847,721

Industrial Conglomerates (0.5%)
3M Co.	114,892	16,873,039
Honeywell International, Inc.	137,610	29,138,918

		46,011,957

Machinery (1.6%)
Caterpillar, Inc.	101,143	33,356,961
Cummins, Inc.	29,095	9,119,537
Deere & Co.	53,602	25,158,099
Dover Corp.	29,041	5,101,923
Fortive Corp.	72,207	5,284,108
IDEX Corp.	16,025	2,900,044
Illinois Tool Works, Inc.	56,522	14,018,021
Ingersoll Rand, Inc.	85,260	6,823,358
Nordson Corp.	11,477	2,315,140
Otis Worldwide Corp.	83,914	8,659,925
PACCAR, Inc.	110,977	10,805,831
Parker-Hannifin Corp.	27,250	16,563,913
Pentair plc	34,967	3,058,913
Snap-on, Inc.	11,088	3,736,767
Stanley Black & Decker, Inc.	32,625	2,508,210
Westinghouse Air Brake Technologies Corp.	36,156	6,556,891
Xylem, Inc.	51,414	6,141,916

		162,109,557

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	135,788	5,920,357
Southwest Airlines Co.	125,423	4,211,704
United Airlines Holdings, Inc.*	69,599	4,805,811

		14,937,872

Professional Services (0.7%)
Automatic Data Processing, Inc.	86,105	26,307,661
Broadridge Financial Solutions, Inc.	24,764	6,004,279
Dayforce, Inc.*	33,649	1,962,746
Equifax, Inc.	26,242	6,391,502
Jacobs Solutions, Inc.	25,934	3,135,161
Leidos Holdings, Inc.	27,759	3,745,799
Paychex, Inc.	67,817	10,462,807
Paycom Software, Inc.	9,965	2,177,153
Verisk Analytics, Inc.	29,884	8,894,076

		69,081,184

Trading Companies & Distributors (0.3%)
Fastenal Co.	121,351	9,410,770
United Rentals, Inc.	13,821	8,661,621
W.W. Grainger, Inc.	9,379	9,264,857

		27,337,248

Total Industrials		851,946,311

Information Technology (29.3%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	218,612	16,938,058
Cisco Systems, Inc.	842,860	52,012,891
F5, Inc.*	12,201	3,248,760
Juniper Networks, Inc.	70,068	2,535,761
Motorola Solutions, Inc.	35,367	15,484,026

		90,219,496

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	256,298	16,810,586
CDW Corp.	28,202	4,519,652
Corning, Inc.	163,145	7,468,778
Jabil, Inc.	23,181	3,154,239
Keysight Technologies, Inc.*	36,592	5,480,384
TE Connectivity plc	63,140	8,922,945
Teledyne Technologies, Inc.*	9,862	4,908,416
Trimble, Inc.*	52,016	3,414,850
Zebra Technologies Corp., Class A*	10,873	3,072,275

		57,752,125

IT Services (1.2%)
Accenture plc, Class A	132,369	41,304,423
Akamai Technologies, Inc.*	31,792	2,559,256
Cognizant Technology Solutions Corp., Class A	104,674	8,007,561
EPAM Systems, Inc.*	12,004	2,026,755
Gartner, Inc.*	16,257	6,823,713
GoDaddy, Inc., Class A*	29,883	5,383,123
International Business Machines Corp.	195,680	48,657,789
VeriSign, Inc.*	17,217	4,370,880

		119,133,500

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Micro Devices, Inc.*	342,937	35,233,347
Analog Devices, Inc.	104,990	21,173,333
Applied Materials, Inc.	171,990	24,959,189
Broadcom, Inc.	991,973	166,086,039
Enphase Energy, Inc.*	28,034	1,739,510
First Solar, Inc.*	22,656	2,864,398
Intel Corp.	916,346	20,810,218
KLA Corp.	28,123	19,118,015
Lam Research Corp.	271,658	19,749,537
Microchip Technology, Inc.	113,817	5,509,881
Micron Technology, Inc.	235,789	20,487,706
Monolithic Power Systems, Inc.	10,121	5,869,977
NVIDIA Corp.	5,182,754	561,706,878
NXP Semiconductors NV	53,786	10,222,567
ON Semiconductor Corp.*	89,184	3,628,897
QUALCOMM, Inc.	234,060	35,953,957
Skyworks Solutions, Inc.	34,017	2,198,519
Teradyne, Inc.	34,466	2,846,892
Texas Instruments, Inc.	192,651	34,619,385

		994,778,245

Software (9.7%)
Adobe, Inc.*	92,123	35,331,934
ANSYS, Inc.*	18,507	5,858,576
Autodesk, Inc.*	45,500	11,911,900
Cadence Design Systems, Inc.*	58,042	14,761,822
Crowdstrike Holdings, Inc., Class A*	52,126	18,378,585
Fair Isaac Corp.*	5,168	9,530,619
Fortinet, Inc.*	134,628	12,959,291
Gen Digital, Inc.	114,775	3,046,128
Intuit, Inc.	59,238	36,371,540
Microsoft Corp.	1,573,234	590,576,311
Oracle Corp.	343,309	47,998,031
Palantir Technologies, Inc., Class A*	433,797	36,612,467
Palo Alto Networks, Inc.*	140,118	23,909,736
PTC, Inc.*	25,464	3,945,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	22,693	$13,379,339
Salesforce, Inc.	202,527	54,350,146
ServiceNow, Inc.*	43,595	34,707,723
Synopsys, Inc.*	32,713	14,028,970
Tyler Technologies, Inc.*	9,057	5,265,649
Workday, Inc., Class A*	45,288	10,576,107

		983,500,521

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	3,179,082	706,169,485
Dell Technologies, Inc., Class C	66,019	6,017,632
Hewlett Packard Enterprise Co.	280,198	4,323,455
HP, Inc.	198,464	5,495,468
NetApp, Inc.	43,025	3,779,316
Seagate Technology Holdings plc	44,803	3,806,015
Super Micro Computer, Inc.(x)*	106,573	3,649,059
Western Digital Corp.*	73,609	2,976,012

		736,216,442

Total Information Technology		2,981,600,329

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	47,082	13,885,423
Albemarle Corp.(x)	24,882	1,792,002
CF Industries Holdings, Inc.	36,827	2,878,030
Corteva, Inc.	145,082	9,130,010
Dow, Inc.	148,950	5,201,334
DuPont de Nemours, Inc.	88,471	6,607,014
Eastman Chemical Co.	24,373	2,147,505
Ecolab, Inc.	53,333	13,520,982
International Flavors & Fragrances, Inc.	54,382	4,220,587
Linde plc	100,768	46,921,612
LyondellBasell Industries NV, Class A	54,854	3,861,722
Mosaic Co. (The)	67,222	1,815,666
PPG Industries, Inc.	49,098	5,368,866
Sherwin-Williams Co. (The)	49,035	17,122,532

		134,473,285

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,934	6,184,134
Vulcan Materials Co.	27,948	6,520,268

		12,704,402

Containers & Packaging (0.3%)
Amcor plc(x)	305,874	2,966,978
Avery Dennison Corp.	17,003	3,026,024
Ball Corp.	63,155	3,288,481
International Paper Co.	111,582	5,952,899
Packaging Corp. of America	18,871	3,736,835
Smurfit WestRock plc	104,633	4,714,763

		23,685,980

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	304,124	11,514,135
Newmont Corp.	240,927	11,631,955
Nucor Corp.	49,693	5,980,056
Steel Dynamics, Inc.	29,964	3,747,897

		32,874,043

Total Materials		203,737,710

Real Estate (2.3%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,602	3,016,011
Healthpeak Properties, Inc. (REIT)	148,047	2,993,510
Ventas, Inc. (REIT)	92,511	6,361,057
Welltower, Inc. (REIT)	128,932	19,753,672

		32,124,250

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	147,934	2,102,142

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	196,149	21,927,497

Office REITs (0.0%)†
BXP, Inc. (REIT)	30,796	2,069,183

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	62,553	8,180,681
CoStar Group, Inc.*	89,186	7,066,207

		15,246,888

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	30,065	6,452,550
Camden Property Trust (REIT)	22,577	2,761,167
Equity Residential (REIT)	72,320	5,176,666
Essex Property Trust, Inc. (REIT)	13,601	4,169,658
Invitation Homes, Inc. (REIT)	120,569	4,201,830
Mid-America Apartment Communities, Inc. (REIT)	24,740	4,145,929
UDR, Inc. (REIT)	63,717	2,878,097

		29,785,897

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,319	1,596,325
Kimco Realty Corp. (REIT)	143,800	3,054,312
Realty Income Corp. (REIT)	185,219	10,744,554
Regency Centers Corp. (REIT)	34,544	2,547,966
Simon Property Group, Inc. (REIT)	64,905	10,779,422

		28,722,579

Specialized REITs (1.0%)
American Tower Corp. (REIT)	98,891	21,518,682
Crown Castle, Inc. (REIT)	91,973	9,586,346
Digital Realty Trust, Inc. (REIT)	66,967	9,595,701
Equinix, Inc. (REIT)	20,598	16,794,579
Extra Space Storage, Inc. (REIT)	44,862	6,661,558
Iron Mountain, Inc. (REIT)	62,164	5,348,591
Public Storage (REIT)	33,352	9,981,920
SBA Communications Corp. (REIT)	22,755	5,006,327
VICI Properties, Inc. (REIT), Class A	223,092	7,277,261
Weyerhaeuser Co. (REIT)	153,552	4,496,003

		96,266,968

Total Real Estate		228,245,404

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	54,303	3,494,398
American Electric Power Co., Inc.	112,842	12,330,245
Constellation Energy Corp.	66,205	13,348,914
Duke Energy Corp.	164,223	20,030,279
Edison International	81,932	4,827,433
Entergy Corp.	90,749	7,758,132
Evergy, Inc.	48,669	3,355,728
Eversource Energy	77,622	4,821,102
Exelon Corp.	212,731	9,802,645
FirstEnergy Corp.	108,548	4,387,510
NextEra Energy, Inc.	435,191	30,850,690
NRG Energy, Inc.	42,869	4,092,275
PG&E Corp.	464,221	7,975,317
Pinnacle West Capital Corp.	24,062	2,291,906
PPL Corp.	156,243	5,641,935
Southern Co. (The)	231,877	21,321,090
Xcel Energy, Inc.	121,525	8,602,755

		164,932,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	33,591	$5,192,497

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	150,473	1,868,875
Vistra Corp.	72,001	8,455,797

		10,324,672

Multi-Utilities (0.7%)
Ameren Corp.	57,118	5,734,647
CenterPoint Energy, Inc.	137,922	4,996,914
CMS Energy Corp.	63,233	4,749,431
Consolidated Edison, Inc.	73,320	8,108,459
Dominion Energy, Inc.	177,769	9,967,508
DTE Energy Co.	43,858	6,064,246
NiSource, Inc.	99,452	3,987,031
Public Service Enterprise Group, Inc.	105,438	8,677,547
Sempra	134,045	9,565,451
WEC Energy Group, Inc.	67,230	7,326,725

		69,177,959

Water Utilities (0.1%)
American Water Works Co., Inc.	41,245	6,084,462

Total Utilities		255,711,944

Total Common Stocks (99.0%) (Cost $2,570,495,949)		10,063,904,951

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	3,192,775	3,192,775
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		5,192,775

Total Short-Term Investments (0.1%) (Cost $5,192,775)		5,192,775

Total Investments in Securities (99.1%) (Cost $2,575,688,724)		10,069,097,726
Other Assets Less Liabilities (0.9%)		95,998,722

Net Assets (100%)		$10,165,096,448

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,565,010.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $12,618,867. This was collateralized by $7,752,770 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $5,192,775 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	341	6/2025	USD	96,387,913	(284,883)

					(284,883)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$925,634,037	$—	$—	$925,634,037
Consumer Discretionary	1,037,095,429	—	—	1,037,095,429
Consumer Staples	609,171,538	—	—	609,171,538
Energy	368,417,926	—	—	368,417,926
Financials	1,477,638,357	—	—	1,477,638,357
Health Care	1,124,705,966	—	—	1,124,705,966
Industrials	851,946,311	—	—	851,946,311
Information Technology	2,981,600,329	—	—	2,981,600,329
Materials	203,737,710	—	—	203,737,710
Real Estate	228,245,404	—	—	228,245,404
Utilities	255,711,944	—	—	255,711,944
Short-Term Investments
Investment Companies	5,192,775	—	—	5,192,775

Total Assets	$10,069,097,726	$—	$—	$10,069,097,726

Liabilities:
Futures	$(284,883)	$—	$—	$(284,883)

Total Liabilities	$(284,883)	$—	$—	$(284,883)

Total	$10,068,812,843	$—	$—	$10,068,812,843

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,674,647,869
Aggregate gross unrealized depreciation	(193,690,777)

Net unrealized appreciation	$7,480,957,092

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,587,855,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	299,100	$8,458,548
Cellnex Telecom SA(m)	11,300	401,140
Deutsche Telekom AG (Registered)	37,400	1,383,878

		10,243,566

Entertainment (2.2%)
Liberty Media Corp.-Liberty Formula One, Class C*	17,200	1,548,172
Live Nation Entertainment, Inc.*	16,800	2,193,744
Netflix, Inc.*	15,102	14,083,068
Spotify Technology SA*	4,200	2,310,126
Walt Disney Co. (The)	62,945	6,212,672

		26,347,782

Interactive Media & Services (6.5%)
Alphabet, Inc., Class A	57,867	8,948,553
Alphabet, Inc., Class C	260,440	40,688,541
Meta Platforms, Inc., Class A	48,029	27,681,994
Reddit, Inc., Class A*	6,400	671,360

		77,990,448

Media (0.1%)
Liberty Broadband Corp., Class A*	16,166	1,374,110

Total Communication Services		115,955,906

Consumer Discretionary (10.3%)
Automobile Components (0.2%)
Aptiv plc*	27,600	1,642,200

Automobiles (1.3%)
Tesla, Inc.*	60,360	15,642,898

Broadline Retail (4.6%)
Amazon.com, Inc.*	282,300	53,710,398
Etsy, Inc.*	9,500	448,210
Macy’s, Inc.	33,600	422,016
PDD Holdings, Inc. (ADR)*	7,100	840,285

		55,420,909

Distributors (0.1%)
LKQ Corp.	35,400	1,505,916

Diversified Consumer Services (0.1%)
Service Corp. International	17,700	1,419,540

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	18,500	2,210,010
Booking Holdings, Inc.	368	1,695,343
Caesars Entertainment, Inc.*	19,900	497,500
Chipotle Mexican Grill, Inc.*	15,900	798,339
Churchill Downs, Inc.	13,100	1,455,017
Domino’s Pizza, Inc.	5,280	2,425,896
DraftKings, Inc., Class A*	37,100	1,232,091
Dutch Bros, Inc., Class A*	10,600	654,444
Marriott International, Inc., Class A	15,810	3,765,942
Red Rock Resorts, Inc., Class A	9,490	411,581
Restaurant Brands International, Inc.	35,100	2,339,837
Starbucks Corp.	5,000	490,450
Yum! Brands, Inc.	15,050	2,368,268

		20,344,718

Household Durables (0.2%)
PulteGroup, Inc.	18,900	1,942,920
Somnigroup International, Inc.(x)	6,700	401,196

		2,344,116

Leisure Products (0.0%)†
Brunswick Corp.	5,800	312,330

Specialty Retail (1.5%)
Foot Locker, Inc.*	8,700	122,670
Home Depot, Inc. (The)	10,920	4,002,071
Lowe’s Cos., Inc.	43,200	10,075,536
Ross Stores, Inc.	21,300	2,721,927
TJX Cos., Inc. (The)	9,670	1,177,806

		18,100,010

Textiles, Apparel & Luxury Goods (0.6%)
Amer Sports, Inc.*	10,700	286,011
Capri Holdings Ltd.*	14,100	278,193
Lululemon Athletica, Inc.*	1,800	509,508
NIKE, Inc., Class B	43,050	2,732,814
PVH Corp.	16,900	1,092,416
Tapestry, Inc.	23,360	1,644,778

		6,543,720

Total Consumer Discretionary		123,276,357

Consumer Staples (5.9%)
Beverages (1.9%)
Coca-Cola Co. (The)	152,006	10,886,670
Constellation Brands, Inc., Class A	13,803	2,533,126
Diageo plc	30,787	801,149
Keurig Dr Pepper, Inc.	125,874	4,307,408
Monster Beverage Corp.*	25,571	1,496,415
PepsiCo, Inc.	23,103	3,464,064

		23,488,832

Consumer Staples Distribution & Retail (2.0%)
Alimentation Couche-Tard, Inc.	14,320	706,223
Costco Wholesale Corp.	10,797	10,211,586
Dollar Tree, Inc.*	5,125	384,734
Target Corp.	26,450	2,760,322
Walmart, Inc.	107,463	9,434,177

		23,497,042

Food Products (0.5%)
Archer-Daniels-Midland Co.	17,000	816,170
Bunge Global SA	12,600	962,892
J M Smucker Co. (The)	9,700	1,148,577
Lamb Weston Holdings, Inc.	11,141	593,815
Mondelez International, Inc., Class A	36,731	2,492,199

		6,013,653

Household Products (1.0%)
Procter & Gamble Co. (The)	71,274	12,146,515

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	20,537	1,355,442
Kenvue, Inc.	61,026	1,463,403

		2,818,845

Tobacco (0.3%)
Philip Morris International, Inc.	21,700	3,444,441

Total Consumer Staples		71,409,328

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Africa Oil Corp.(x)	535,383	766,401
APA Corp.	3,050	64,111
Athabasca Oil Corp.*	354,991	1,376,498
ConocoPhillips	10,660	1,119,513
Expand Energy Corp.	6,910	769,221
Exxon Mobil Corp.	189,974	22,593,608
Galp Energia SGPS SA	110,500	1,939,219
Imperial Oil Ltd.	45,507	3,287,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Petroleum Corp.	6,820	$993,606
MEG Energy Corp.	137,706	2,414,317
Shell plc (ADR)	61,735	4,523,941
South Bow Corp.(x)	25,560	652,921
Targa Resources Corp.	6,480	1,299,045
Valero Energy Corp.	15,811	2,088,159

Total Energy		43,887,765

Financials (14.2%)
Banks (4.6%)
AIB Group plc	185,130	1,191,077
Banco Santander SA	227,000	1,520,840
Bank of America Corp.	328,419	13,704,925
Citigroup, Inc.	8,071	572,960
Comerica, Inc.	15,200	897,712
Eurobank Ergasias Services and Holdings SA	647,411	1,727,012
First Horizon Corp.	47,300	918,566
HDFC Bank Ltd.	41,983	892,364
JPMorgan Chase & Co.	24,524	6,015,737
KeyCorp	78,907	1,261,723
M&T Bank Corp.	10,750	1,921,563
Pathward Financial, Inc.	12,463	909,176
Piraeus Financial Holdings SA	164,192	896,226
Standard Chartered plc	57,300	843,427
Synovus Financial Corp.	18,100	845,994
Truist Financial Corp.	54,525	2,243,704
UMB Financial Corp.	6,792	686,671
US Bancorp	116,970	4,938,474
Wells Fargo & Co.	195,651	14,045,785

		56,033,936

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The)	36,244	3,039,784
BlackRock, Inc.	4,804	4,546,890
Cboe Global Markets, Inc.	9,756	2,207,685
Charles Schwab Corp. (The)	82,205	6,435,007
DigitalBridge Group, Inc.	26,230	231,349
Intercontinental Exchange, Inc.	28,191	4,862,947
London Stock Exchange Group plc	9,548	1,413,434
LPL Financial Holdings, Inc.	5,326	1,742,348
MarketAxess Holdings, Inc.	17,377	3,759,514
Morgan Stanley	13,569	1,583,095
Northern Trust Corp.	24,600	2,426,790
State Street Corp.	12,515	1,120,468
StepStone Group, Inc., Class A	18,498	966,151
Tradeweb Markets, Inc., Class A	9,413	1,397,454
UBS Group AG (Registered)	17,197	526,744
Virtu Financial, Inc., Class A	54,396	2,073,576

		38,333,236

Consumer Finance (0.3%)
Discover Financial Services	11,209	1,913,376
OneMain Holdings, Inc.	22,370	1,093,446
SLM Corp.	30,000	881,100

		3,887,922

Financial Services (2.6%)
Affirm Holdings, Inc., Class A*	8,040	363,328
Apollo Global Management, Inc.	21,952	3,006,107
AvidXchange Holdings, Inc.*	197,294	1,673,053
Berkshire Hathaway, Inc., Class A*	4	3,193,766
Block, Inc., Class A*	16,062	872,649
Fiserv, Inc.*	24,669	5,447,655
Mastercard, Inc., Class A	11,978	6,565,381
UWM Holdings Corp., Class A	159,003	868,156
Visa, Inc., Class A	26,520	9,294,199

		31,284,294

Insurance (3.5%)
Arthur J Gallagher & Co.	12,303	4,247,488
Brighthouse Financial, Inc.*	3,100	179,769
Chubb Ltd.	27,909	8,428,239
Direct Line Insurance Group plc	355,342	1,290,745
Everest Group Ltd.	2,478	900,332
Fairfax Financial Holdings Ltd.	1,774	2,563,939
Hartford Insurance Group, Inc. (The)	38,303	4,739,230
Marsh & McLennan Cos., Inc.	30,541	7,452,920
Progressive Corp. (The)	8,893	2,516,808
Travelers Cos., Inc. (The)	16,046	4,243,525
Unum Group	15,114	1,231,186
Willis Towers Watson plc	11,756	3,972,940

		41,767,121

Total Financials		171,306,509

Health Care (10.9%)
Biotechnology (2.7%)
AbbVie, Inc.	66,845	14,005,364
Alnylam Pharmaceuticals, Inc.*	11,070	2,989,122
Argenx SE (ADR)*	5,579	3,302,015
BeiGene Ltd. (ADR)*	2,331	634,428
BioMarin Pharmaceutical, Inc.*	10,400	735,176
BioNTech SE (ADR)*	6,289	572,676
Exact Sciences Corp.*	6,300	272,727
Gilead Sciences, Inc.	87,403	9,793,506
Nuvalent, Inc., Class A*	8,000	567,360
Vaxcyte, Inc.*	5,500	207,680

		33,080,054

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	15,002	1,990,015
Alcon AG	22,768	2,161,366
Baxter International, Inc.	59,700	2,043,531
Boston Scientific Corp.*	134,597	13,578,146
Ceribell, Inc.(x)*	10,462	200,975
Insulet Corp.*	11,806	3,100,374
Intuitive Surgical, Inc.*	6,533	3,235,599
Masimo Corp.*	10,700	1,782,620
Penumbra, Inc.*	4,000	1,069,640
Stryker Corp.	17,532	6,526,287

		35,688,553

Health Care Providers & Services (2.5%)
Cencora, Inc.	23,273	6,471,989
CVS Health Corp.	29,300	1,985,075
Molina Healthcare, Inc.*	7,800	2,569,242
Tenet Healthcare Corp.*	19,405	2,609,972
UnitedHealth Group, Inc.	30,713	16,085,934

		29,722,212

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	11,300	2,617,419

Life Sciences Tools & Services (0.4%)
Danaher Corp.	19,861	4,071,505
Thermo Fisher Scientific, Inc.	1,300	646,880

		4,718,385

Pharmaceuticals (2.1%)
Eli Lilly & Co.	17,103	14,125,539
Merck & Co., Inc.	40,162	3,604,941
Teva Pharmaceutical Industries Ltd. (ADR)*	135,565	2,083,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
UCB SA	31,098	$5,472,675

		25,286,789

Total Health Care		131,113,412

Industrials (8.4%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	33,015	5,630,708
GE Aerospace	49,913	9,990,087
Howmet Aerospace, Inc.	37,590	4,876,551
Lockheed Martin Corp.	10,995	4,911,577
Northrop Grumman Corp.	4,909	2,513,457
RTX Corp.	13,369	1,770,858
TransDigm Group, Inc.	3,360	4,647,854

		34,341,092

Building Products (0.7%)
Trane Technologies plc	24,919	8,395,709

Construction & Engineering (0.2%)
Quanta Services, Inc.	8,100	2,058,858

Electrical Equipment (1.2%)
AMETEK, Inc.	36,257	6,241,280
Eaton Corp. plc	15,540	4,224,238
GE Vernova, Inc.	13,730	4,191,495

		14,657,013

Ground Transportation (1.2%)
CSX Corp.	92,670	2,727,278
Old Dominion Freight Line, Inc.	20,640	3,414,888
Uber Technologies, Inc.*	63,020	4,591,637
Union Pacific Corp.	14,180	3,349,883

		14,083,686

Machinery (2.0%)
Deere & Co.	3,520	1,652,112
Dover Corp.	28,120	4,940,122
Fortive Corp.	32,232	2,358,738
Ingersoll Rand, Inc.	62,430	4,996,273
Parker-Hannifin Corp.	12,864	7,819,382
Westinghouse Air Brake Technologies Corp.	12,620	2,288,637

		24,055,264

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	17,300	754,280

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.(x)	137,308	1,227,533

Trading Companies & Distributors (0.1%)
United Rentals, Inc.	2,090	1,309,803

Total Industrials		100,883,238

Information Technology (28.4%)
Communications Equipment (1.9%)
Arista Networks, Inc.*	98,907	7,663,314
Cisco Systems, Inc.	245,312	15,138,204

		22,801,518

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	30,089	1,973,538

IT Services (0.4%)
Gartner, Inc.*	11,600	4,868,984
MongoDB, Inc.*	2,200	385,880

		5,254,864

Semiconductors & Semiconductor Equipment (10.9%)
Analog Devices, Inc.	51,500	10,386,005
Astera Labs, Inc.*	21,600	1,288,872
Broadcom, Inc.	67,932	11,373,855
First Solar, Inc.*	550	69,536
Marvell Technology, Inc.	86,800	5,344,276
Micron Technology, Inc.	126,022	10,950,052
NVIDIA Corp.	710,500	77,003,990
NXP Semiconductors NV	22,437	4,264,376
Taiwan Semiconductor Manufacturing Co. Ltd.	377,000	10,332,656

		131,013,618

Software (7.2%)
Cadence Design Systems, Inc.*	14,200	3,611,486
HubSpot, Inc.*	6,000	3,427,740
Microsoft Corp.	204,100	76,617,099
Oracle Corp.	4,171	583,147
Palantir Technologies, Inc., Class A*	14,000	1,181,600
ServiceNow, Inc.*	1,500	1,194,210

		86,615,282

Technology Hardware, Storage & Peripherals (7.8%)
Apple, Inc.	424,954	94,395,032

Total Information Technology		342,053,852

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	6,250	1,843,250
Axalta Coating Systems Ltd.*	20,978	695,840
Balchem Corp.	4,390	728,740
Cabot Corp.	3,189	265,133
CF Industries Holdings, Inc.	1,852	144,734
Chemours Co. (The)	27,636	373,915
Corteva, Inc.	21,028	1,323,292
Ecolab, Inc.	9,869	2,501,989
Element Solutions, Inc.	21,520	486,567
Linde plc	12,467	5,805,134
Mosaic Co. (The)	21,010	567,480
Nutrien Ltd.	5,950	295,537
Sherwin-Williams Co. (The)	2,679	935,480

		15,967,091

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,383	1,139,384

Containers & Packaging (0.2%)
AptarGroup, Inc.	4,824	715,785
International Paper Co.	23,467	1,251,965

		1,967,750

Metals & Mining (0.4%)
ATI, Inc.*	5,524	287,414
First Quantum Minerals Ltd.*	47,790	642,602
Freeport-McMoRan, Inc.	11,657	441,334
Ivanhoe Mines Ltd., Class A*	43,495	369,347
Newmont Corp.	23,550	1,136,994
Nucor Corp.	7,937	955,139
Teck Resources Ltd., Class B	10,070	366,850
Wheaton Precious Metals Corp.(x)	9,885	767,372

		4,967,052

Total Materials		24,041,277

Real Estate (2.2%)
Health Care REITs (0.4%)
CareTrust REIT, Inc. (REIT)	17,106	488,890
Omega Healthcare Investors, Inc. (REIT)	10,039	382,285
Ventas, Inc. (REIT)	19,045	1,309,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Welltower, Inc. (REIT)	17,058	$2,613,456

		4,794,165

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	19,791	2,212,436
Terreno Realty Corp. (REIT)	12,935	817,751

		3,030,187

Office REITs (0.1%)
COPT Defense Properties (REIT)	23,506	641,009
Kilroy Realty Corp. (REIT)	13,100	429,156

		1,070,165

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	9,511	1,243,848

Residential REITs (0.2%)
Camden Property Trust (REIT)	4,900	599,270
Invitation Homes, Inc. (REIT)	47,332	1,649,520
Sun Communities, Inc. (REIT)	5,200	668,928

		2,917,718

Retail REITs (0.2%)
Curbline Properties Corp. (REIT)	23,955	579,472
Macerich Co. (The) (REIT)	44,784	768,941
NNN REIT, Inc. (REIT)	15,875	677,069
Tanger, Inc. (REIT)	19,413	655,965

		2,681,447

Specialized REITs (0.9%)
American Tower Corp. (REIT)	18,251	3,971,417
CubeSmart (REIT)	24,928	1,064,675
Digital Realty Trust, Inc. (REIT)	10,916	1,564,154
Equinix, Inc. (REIT)	2,908	2,371,038
Extra Space Storage, Inc. (REIT)	388	57,614
Four Corners Property Trust, Inc. (REIT)	11,557	331,686
Iron Mountain, Inc. (REIT)	4,900	421,596
Public Storage (REIT)	2,267	678,490

		10,460,670

Total Real Estate		26,198,200

Utilities (2.5%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	9,060	989,986
Constellation Energy Corp.	7,006	1,412,620
Duke Energy Corp.	25,570	3,118,773
Entergy Corp.	20,330	1,738,012
Evergy, Inc.	18,780	1,294,881
Eversource Energy	11,900	739,109
Exelon Corp.	50,420	2,323,354
NextEra Energy, Inc.	45,930	3,255,978
PG&E Corp.	76,980	1,322,516
PPL Corp.	33,830	1,221,601
Southern Co. (The)	19,140	1,759,923
TXNM Energy, Inc.	17,730	948,200
Xcel Energy, Inc.	19,810	1,402,350

		21,527,303

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	44,408	551,547
Clearway Energy, Inc., Class C	7,500	227,025
Vistra Corp.	9,690	1,137,994

		1,916,566

Multi-Utilities (0.5%)
Ameren Corp.	16,710	1,677,684
CenterPoint Energy, Inc.	45,070	1,632,886
Consolidated Edison, Inc.	2,930	324,029
NiSource, Inc.	32,620	1,307,736
Sempra	18,640	1,330,150

		6,272,485

Total Utilities		29,716,354

Total Common Stocks (98.1%) (Cost $795,634,750)		1,179,842,198

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
iShares Core S&P 500 ETF	20,400	11,462,760

Total Exchange Traded Funds (1.0%) (Cost $11,576,368)		11,462,760

MASTER LIMITED PARTNERSHIPS:
Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
Brookfield Renewable Partners LP* (Cost $79,314)	3,370	74,679

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	25,000	25,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,454,137	1,454,137

Total Investment Companies		1,479,137

Total Short-Term Investments (0.1%) (Cost $1,479,137)		1,479,137

Total Investments in Securities (99.2%) (Cost $808,769,569)		1,192,858,774
Other Assets Less Liabilities (0.8%)		9,867,715

Net Assets (100%)		$1,202,726,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $401,140 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $2,717,785. This was collateralized by $1,382,051 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/30/25 – 11/15/53 and by cash of $1,479,137 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$114,170,888	$1,785,018	$—	$115,955,906
Consumer Discretionary	123,276,357	—	—	123,276,357
Consumer Staples	70,608,179	801,149	—	71,409,328
Energy	41,948,546	1,939,219	—	43,887,765
Financials	161,531,384	9,775,125	—	171,306,509
Health Care	125,640,737	5,472,675	—	131,113,412
Industrials	100,883,238	—	—	100,883,238
Information Technology	331,721,196	10,332,656	—	342,053,852
Materials	24,041,277	—	—	24,041,277
Real Estate	26,198,200	—	—	26,198,200
Utilities	29,716,354	—	—	29,716,354
Exchange Traded Funds	11,462,760	—	—	11,462,760
Master Limited Partnerships
Utilities	74,679	—	—	74,679
Short-Term Investments
Investment Companies	1,479,137	—	—	1,479,137

Total Assets	$1,162,752,932	$30,105,842	$—	$1,192,858,774

Total Liabilities	$—	$—	$—	$—

Total	$1,162,752,932	$30,105,842	$—	$1,192,858,774

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$418,654,791
Aggregate gross unrealized depreciation	(36,289,241)

Net unrealized appreciation	$382,365,550

Federal income tax cost of investments in securities and derivative instruments, if applicable	$810,493,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	9,771	$276,324
Verizon Communications, Inc.	5,729	259,867

		536,191

Entertainment (0.3%)
Electronic Arts, Inc.	328	47,403
Live Nation Entertainment, Inc.*	214	27,944
Netflix, Inc.*	580	540,868
Take-Two Interactive Software, Inc.*	220	45,595
TKO Group Holdings, Inc., Class A	91	13,906
Walt Disney Co. (The)	2,462	242,999
Warner Bros Discovery, Inc.*	2,977	31,943

		950,658

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A	7,912	1,223,512
Alphabet, Inc., Class C	6,412	1,001,747
Match Group, Inc.	297	9,266
Meta Platforms, Inc., Class A	2,970	1,711,789

		3,946,314

Media (0.1%)
Charter Communications, Inc., Class A*	129	47,540
Comcast Corp., Class A	5,139	189,629
Fox Corp., Class A	310	17,546
Fox Corp., Class B	180	9,488
Interpublic Group of Cos., Inc. (The)	480	13,037
News Corp., Class A	513	13,964
News Corp., Class B	153	4,646
Omnicom Group, Inc.	259	21,474
Paramount Global, Class B(x)	779	9,317

		326,641

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	649	173,095

Total Communication Services		5,932,899

Consumer Discretionary (2.2%)
Automobile Components (0.0%)†
Aptiv plc(x)*	301	17,910

Automobiles (0.4%)
Ford Motor Co.	5,268	52,838
General Motors Co.	1,346	63,302
Tesla, Inc.*	3,799	984,549

		1,100,689

Broadline Retail (0.8%)
Amazon.com, Inc.*	12,792	2,433,806
eBay, Inc.	640	43,347

		2,477,153

Distributors (0.0%)†
Genuine Parts Co.	191	22,756
LKQ Corp.	354	15,059
Pool Corp.	53	16,872

		54,687

Hotels, Restaurants & Leisure (0.4%)
Airbnb, Inc., Class A*	592	70,720
Booking Holdings, Inc.	45	207,311
Caesars Entertainment, Inc.*	275	6,875
Carnival Corp.*	1,448	28,279
Chipotle Mexican Grill, Inc.*	1,830	91,884
Darden Restaurants, Inc.	163	33,865
Domino’s Pizza, Inc.	47	21,594
DoorDash, Inc., Class A*	460	84,074
Expedia Group, Inc.	171	28,745
Hilton Worldwide Holdings, Inc.	324	73,726
Las Vegas Sands Corp.	446	17,229
Marriott International, Inc., Class A	308	73,366
McDonald’s Corp.	972	303,624
MGM Resorts International*	262	7,766
Norwegian Cruise Line Holdings Ltd.*	611	11,585
Royal Caribbean Cruises Ltd.	332	68,206
Starbucks Corp.	1,543	151,353
Wynn Resorts Ltd.	121	10,104
Yum! Brands, Inc.	378	59,482

		1,349,788

Household Durables (0.1%)
DR Horton, Inc.	385	48,945
Garmin Ltd.	207	44,946
Lennar Corp., Class A	315	36,156
Mohawk Industries, Inc.*	66	7,536
NVR, Inc.*	4	28,977
PulteGroup, Inc.	281	28,887

		195,447

Leisure Products (0.0%)†
Hasbro, Inc.	164	10,084

Specialty Retail (0.4%)
AutoZone, Inc.*	22	83,881
Best Buy Co., Inc.	264	19,433
CarMax, Inc.*	213	16,597
Home Depot, Inc. (The)	1,349	494,395
Lowe’s Cos., Inc.	763	177,954
O’Reilly Automotive, Inc.*	78	111,741
Ross Stores, Inc.	452	57,761
TJX Cos., Inc. (The)	1,522	185,380
Tractor Supply Co.	722	39,782
Ulta Beauty, Inc.*	64	23,459
Williams-Sonoma, Inc.	166	26,245

		1,236,628

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	207	23,145
Lululemon Athletica, Inc.*	154	43,591
NIKE, Inc., Class B	1,604	101,822
Ralph Lauren Corp.	53	11,699
Tapestry, Inc.	279	19,644

		199,901

Total Consumer Discretionary		6,642,287

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	231	7,840
Coca-Cola Co. (The)	5,260	376,721
Constellation Brands, Inc., Class A	214	39,273
Keurig Dr Pepper, Inc.	1,635	55,950
Molson Coors Beverage Co., Class B	210	12,783
Monster Beverage Corp.*	952	55,711
PepsiCo, Inc.	1,858	278,589

		826,867

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	603	570,305
Dollar General Corp.	291	25,588
Dollar Tree, Inc.*	281	21,095
Kroger Co. (The)	899	60,853
Sysco Corp.	675	50,652
Target Corp.	622	64,912
Walgreens Boots Alliance, Inc.	925	10,332
Walmart, Inc.	5,875	515,766

		1,319,503

Food Products (0.1%)
Archer-Daniels-Midland Co.	663	31,831
Bunge Global SA	191	14,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)	246	$9,820
Conagra Brands, Inc.	640	17,069
General Mills, Inc.	758	45,321
Hershey Co. (The)	198	33,864
Hormel Foods Corp.	363	11,231
J M Smucker Co. (The)	142	16,814
Kellanova	354	29,201
Kraft Heinz Co. (The)	1,190	36,212
Lamb Weston Holdings, Inc.	183	9,754
McCormick & Co., Inc. (Non- Voting)	331	27,245
Mondelez International, Inc., Class A	1,764	119,687
Tyson Foods, Inc., Class A	380	24,248

		426,893

Household Products (0.3%)
Church & Dwight Co., Inc.	328	36,110
Clorox Co. (The)	166	24,444
Colgate-Palmolive Co.	1,102	103,257
Kimberly-Clark Corp.	452	64,283
Procter & Gamble Co. (The)	3,182	542,276

		770,370

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	313	20,658
Kenvue, Inc.	2,573	61,701

		82,359

Tobacco (0.2%)
Altria Group, Inc.	2,309	138,586
Philip Morris International, Inc.	2,112	335,238

		473,824

Total Consumer Staples		3,899,816

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,340	58,893
Halliburton Co.	1,190	30,191
Schlumberger NV	1,920	80,256

		169,340

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	458	9,627
Chevron Corp.	2,261	378,243
ConocoPhillips	1,733	182,000
Coterra Energy, Inc.	1,022	29,536
Devon Energy Corp.	903	33,772
Diamondback Energy, Inc.	249	39,810
EOG Resources, Inc.	768	98,488
EQT Corp.	802	42,851
Expand Energy Corp.	287	31,949
Exxon Mobil Corp.	5,907	702,519
Hess Corp.	369	58,940
Kinder Morgan, Inc.	2,589	73,864
Marathon Petroleum Corp.	431	62,792
Occidental Petroleum Corp.	934	46,102
ONEOK, Inc.	845	83,841
Phillips 66	554	68,408
Targa Resources Corp.	297	59,540
Texas Pacific Land Corp.	25	33,125
Valero Energy Corp.	424	55,998
Williams Cos., Inc. (The)	1,637	97,827

		2,189,232

Total Energy		2,358,572

Financials (3.2%)
Banks (0.8%)
Bank of America Corp.	8,977	374,610
Citigroup, Inc.	2,544	180,599
Citizens Financial Group, Inc.	611	25,033
Fifth Third Bancorp	927	36,338
Huntington Bancshares, Inc.	1,981	29,735
JPMorgan Chase & Co.	3,790	929,687
KeyCorp	1,388	22,194
M&T Bank Corp.	223	39,861
PNC Financial Services Group, Inc. (The)	533	93,685
Regions Financial Corp.	1,234	26,815
Truist Financial Corp.	1,798	73,988
US Bancorp	2,141	90,393
Wells Fargo & Co.	4,456	319,896

		2,242,834

Capital Markets (0.7%)
Ameriprise Financial, Inc.	133	64,387
Bank of New York Mellon Corp. (The)	968	81,186
BlackRock, Inc.	198	187,403
Blackstone, Inc.	997	139,361
Cboe Global Markets, Inc.	143	32,359
Charles Schwab Corp. (The)	2,306	180,514
CME Group, Inc.	491	130,257
FactSet Research Systems, Inc.	52	23,641
Goldman Sachs Group, Inc. (The)	423	231,081
Intercontinental Exchange, Inc.	781	134,723
Invesco Ltd.	581	8,814
KKR & Co., Inc.	920	106,361
MarketAxess Holdings, Inc.	48	10,385
Moody’s Corp.	212	98,726
Morgan Stanley	1,673	195,189
MSCI, Inc.	106	59,943
Nasdaq, Inc.	554	42,026
Northern Trust Corp.	275	27,129
Raymond James Financial, Inc.	251	34,866
S&P Global, Inc.	428	217,467
State Street Corp.	405	36,260
T. Rowe Price Group, Inc.	297	27,285

		2,069,363

Consumer Finance (0.1%)
American Express Co.	749	201,518
Capital One Financial Corp.	514	92,160
Discover Financial Services	337	57,526
Synchrony Financial	540	28,588

		379,792

Financial Services (1.1%)
Apollo Global Management, Inc.	610	83,533
Berkshire Hathaway, Inc., Class B*	2,486	1,323,994
Corpay, Inc.*	95	33,128
Fidelity National Information Services, Inc.	720	53,770
Fiserv, Inc.*	772	170,481
Global Payments, Inc.	341	33,391
Jack Henry & Associates, Inc.	98	17,895
Mastercard, Inc., Class A	1,104	605,124
PayPal Holdings, Inc.*	1,332	86,913
Visa, Inc., Class A	2,337	819,025

		3,227,254

Insurance (0.5%)
Aflac, Inc.	672	74,720
Allstate Corp. (The)	355	73,510
American International Group, Inc.	805	69,987
Aon plc, Class A	292	116,534
Arch Capital Group Ltd.	503	48,379
Arthur J Gallagher & Co.	346	119,453
Assurant, Inc.	65	13,634
Brown & Brown, Inc.	317	39,435
Chubb Ltd.	507	153,109
Cincinnati Financial Corp.	219	32,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Erie Indemnity Co., Class A	32	$13,410
Everest Group Ltd.	58	21,073
Globe Life, Inc.	113	14,884
Hartford Insurance Group, Inc. (The)	392	48,502
Loews Corp.	244	22,426
Marsh & McLennan Cos., Inc.	665	162,280
MetLife, Inc.	784	62,947
Principal Financial Group, Inc.	290	24,467
Progressive Corp. (The)	792	224,144
Prudential Financial, Inc.	484	54,053
Travelers Cos., Inc. (The)	307	81,189
W.R. Berkley Corp.	407	28,962
Willis Towers Watson plc	136	45,961

		1,545,410

Total Financials		9,464,653

Health Care (2.4%)
Biotechnology (0.4%)
AbbVie, Inc.	2,391	500,962
Amgen, Inc.	727	226,497
Biogen, Inc.*	195	26,684
Gilead Sciences, Inc.	1,699	190,373
Incyte Corp.*	230	13,926
Moderna, Inc.*	449	12,729
Regeneron Pharmaceuticals, Inc.	142	90,061
Vertex Pharmaceuticals, Inc.*	347	168,233

		1,229,465

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,348	311,462
Align Technology, Inc.*	94	14,933
Baxter International, Inc.	689	23,585
Becton Dickinson & Co.	389	89,104
Boston Scientific Corp.*	1,990	200,751
Cooper Cos., Inc. (The)*	267	22,522
Dexcom, Inc.*	534	36,467
Edwards Lifesciences Corp.*	809	58,636
GE HealthCare Technologies, Inc.	613	49,475
Hologic, Inc.*	318	19,643
IDEXX Laboratories, Inc.*	112	47,034
Insulet Corp.*	94	24,685
Intuitive Surgical, Inc.*	483	239,215
Medtronic plc	1,743	156,626
ResMed, Inc.	197	44,099
Solventum Corp.*	191	14,524
STERIS plc	131	29,691
Stryker Corp.	465	173,096
Zimmer Biomet Holdings, Inc.	277	31,351

		1,586,899

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	328	45,189
Cencora, Inc.	231	64,239
Centene Corp.*	686	41,647
Cigna Group (The)	369	121,401
CVS Health Corp.	1,714	116,124
DaVita, Inc.*	54	8,260
Elevance Health, Inc.	316	137,447
HCA Healthcare, Inc.	242	83,623
Henry Schein, Inc.*	169	11,575
Humana, Inc.	161	42,601
Labcorp Holdings, Inc.	114	26,532
McKesson Corp.	170	114,408
Molina Healthcare, Inc.*	78	25,692
Quest Diagnostics, Inc.	150	25,380
UnitedHealth Group, Inc.	1,250	654,688
Universal Health Services, Inc., Class B	80	15,032

		1,533,838

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	394	46,090
Bio-Techne Corp.	201	11,785
Charles River Laboratories International, Inc.*	65	9,784
Danaher Corp.	865	177,325
IQVIA Holdings, Inc.*	230	40,549
Mettler-Toledo International, Inc.*	28	33,065
Revvity, Inc.	169	17,880
Thermo Fisher Scientific, Inc.	520	258,752
Waters Corp.*	79	29,117
West Pharmaceutical Services, Inc.	98	21,940

		646,287

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	2,758	168,210
Eli Lilly & Co.	1,069	882,898
Johnson & Johnson	3,265	541,468
Merck & Co., Inc.	3,425	307,428
Pfizer, Inc.	7,677	194,535
Viatris, Inc.	1,643	14,311
Zoetis, Inc.	613	100,930

		2,209,780

Total Health Care		7,206,269

Industrials (1.8%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	99	52,069
Boeing Co. (The)*	1,022	174,302
GE Aerospace	1,455	291,218
General Dynamics Corp.	346	94,313
Howmet Aerospace, Inc.	552	71,611
Huntington Ingalls Industries, Inc.	50	10,202
L3Harris Technologies, Inc.	255	53,374
Lockheed Martin Corp.	282	125,972
Northrop Grumman Corp.	187	95,746
RTX Corp.	1,800	238,428
Textron, Inc.	256	18,496
TransDigm Group, Inc.	76	105,130

		1,330,861

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	157	16,077
Expeditors International of Washington, Inc.	190	22,848
FedEx Corp.	298	72,646
United Parcel Service, Inc., Class B	991	109,000

		220,571

Building Products (0.1%)
A.O. Smith Corp.	161	10,523
Allegion plc	122	15,916
Builders FirstSource, Inc.*	163	20,365
Carrier Global Corp.	1,087	68,916
Johnson Controls International plc	886	70,977
Lennox International, Inc.	44	24,676
Masco Corp.	296	20,584
Trane Technologies plc	305	102,761

		334,718

Commercial Services & Supplies (0.1%)
Cintas Corp.	463	95,160
Copart, Inc.*	1,175	66,493
Republic Services, Inc.	275	66,594
Rollins, Inc.	376	20,315
Veralto Corp.	328	31,964
Waste Management, Inc.	491	113,672

		394,198

Construction & Engineering (0.0%)†
Quanta Services, Inc.	203	51,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.2%)
AMETEK, Inc.	309	$53,191
Eaton Corp. plc	538	146,245
Emerson Electric Co.	768	84,203
GE Vernova, Inc.	375	114,480
Generac Holdings, Inc.*	79	10,005
Hubbell, Inc., Class B	72	23,826
Rockwell Automation, Inc.	152	39,274

		471,224

Ground Transportation (0.2%)
CSX Corp.	2,632	77,460
JB Hunt Transport Services, Inc.	110	16,274
Norfolk Southern Corp.	303	71,766
Old Dominion Freight Line, Inc.	254	42,024
Uber Technologies, Inc.*	2,831	206,267
Union Pacific Corp.	816	192,772

		606,563

Industrial Conglomerates (0.1%)
3M Co.	740	108,676
Honeywell International, Inc.	885	187,399

		296,075

Machinery (0.4%)
Caterpillar, Inc.	647	213,381
Cummins, Inc.	190	59,554
Deere & Co.	342	160,518
Dover Corp.	181	31,798
Fortive Corp.	473	34,614
IDEX Corp.	101	18,278
Illinois Tool Works, Inc.	366	90,772
Ingersoll Rand, Inc.	543	43,456
Nordson Corp.	73	14,725
Otis Worldwide Corp.	546	56,347
PACCAR, Inc.	704	68,548
Parker-Hannifin Corp.	176	106,982
Pentair plc	221	19,333
Snap-on, Inc.	71	23,928
Stanley Black & Decker, Inc.	207	15,914
Westinghouse Air Brake Technologies Corp.	228	41,348
Xylem, Inc.	326	38,944

		1,038,440

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	867	37,801
Southwest Airlines Co.	820	27,536
United Airlines Holdings, Inc.*	438	30,244

		95,581

Professional Services (0.1%)
Automatic Data Processing, Inc.	550	168,041
Broadridge Financial Solutions, Inc.	159	38,551
Dayforce, Inc.*	195	11,374
Equifax, Inc.	166	40,431
Jacobs Solutions, Inc.	169	20,430
Leidos Holdings, Inc.	182	24,559
Paychex, Inc.	431	66,495
Paycom Software, Inc.	62	13,546
Verisk Analytics, Inc.	193	57,441

		440,868

Trading Companies & Distributors (0.1%)
Fastenal Co.	769	59,636
United Rentals, Inc.	90	56,403
W.W. Grainger, Inc.	60	59,270

		175,309

Total Industrials		5,456,006

Information Technology (6.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,393	107,930
Cisco Systems, Inc.	5,409	333,789
F5, Inc.*	80	21,302
Juniper Networks, Inc.	439	15,887
Motorola Solutions, Inc.	228	99,821

		578,729

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,645	107,896
CDW Corp.	181	29,007
Corning, Inc.	1,035	47,382
Jabil, Inc.	148	20,138
Keysight Technologies, Inc.*	234	35,046
TE Connectivity plc	410	57,941
Teledyne Technologies, Inc.*	64	31,854
Trimble, Inc.*	328	21,533
Zebra Technologies Corp., Class A*	68	19,214

		370,011

IT Services (0.3%)
Accenture plc, Class A	847	264,298
Akamai Technologies, Inc.*	211	16,985
Cognizant Technology Solutions Corp., Class A	666	50,949
EPAM Systems, Inc.*	74	12,494
Gartner, Inc.*	104	43,653
GoDaddy, Inc., Class A*	190	34,226
International Business Machines Corp.	1,254	311,820
VeriSign, Inc.*	109	27,672

		762,097

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	2,203	226,336
Analog Devices, Inc.	673	135,724
Applied Materials, Inc.	1,101	159,777
Broadcom, Inc.	6,357	1,064,353
Enphase Energy, Inc.*	175	10,859
First Solar, Inc.*	143	18,080
Intel Corp.	5,868	133,262
KLA Corp.	181	123,044
Lam Research Corp.	1,730	125,771
Microchip Technology, Inc.	725	35,097
Micron Technology, Inc.	1,503	130,596
Monolithic Power Systems, Inc.	65	37,699
NVIDIA Corp.	33,214	3,599,733
NXP Semiconductors NV	342	65,001
ON Semiconductor Corp.*	576	23,437
QUALCOMM, Inc.	1,498	230,108
Skyworks Solutions, Inc.	215	13,895
Teradyne, Inc.	232	19,163
Texas Instruments, Inc.	1,232	221,390

		6,373,325

Software (2.1%)
Adobe, Inc.*	590	226,283
ANSYS, Inc.*	118	37,354
Autodesk, Inc.*	294	76,969
Cadence Design Systems, Inc.*	370	94,102
Crowdstrike Holdings, Inc., Class A*	334	117,762
Fair Isaac Corp.*	33	60,857
Fortinet, Inc.*	871	83,843
Gen Digital, Inc.	741	19,666
Intuit, Inc.	380	233,316
Microsoft Corp.	10,080	3,783,931
Oracle Corp.	2,201	307,722
Palantir Technologies, Inc., Class A*	2,781	234,717
Palo Alto Networks, Inc.*	898	153,235
PTC, Inc.*	159	24,637
Roper Technologies, Inc.	146	86,079
Salesforce, Inc.	1,297	348,063
ServiceNow, Inc.*	279	222,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	211	$90,487
Tyler Technologies, Inc.*	57	33,139
Workday, Inc., Class A*	293	68,424

		6,302,709

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	20,374	4,525,677
Dell Technologies, Inc., Class C	429	39,103
Hewlett Packard Enterprise Co.	1,750	27,002
HP, Inc.	1,274	35,277
NetApp, Inc.	278	24,420
Seagate Technology Holdings plc	278	23,616
Super Micro Computer, Inc.(x)*	680	23,283
Western Digital Corp.*	488	19,730

		4,718,108

Total Information Technology		19,104,979

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	305	89,951
Albemarle Corp.(x)	150	10,803
CF Industries Holdings, Inc.	246	19,225
Corteva, Inc.	937	58,965
Dow, Inc.	945	32,999
DuPont de Nemours, Inc.	562	41,970
Eastman Chemical Co.	153	13,481
Ecolab, Inc.	341	86,450
International Flavors & Fragrances, Inc.	344	26,698
Linde plc	646	300,803
LyondellBasell Industries NV, Class A	347	24,429
Mosaic Co. (The)	408	11,020
PPG Industries, Inc.	317	34,664
Sherwin-Williams Co. (The)	314	109,646

		861,104

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	83	39,685
Vulcan Materials Co.	178	41,527

		81,212

Containers & Packaging (0.1%)
Amcor plc(x)	1,941	18,828
Avery Dennison Corp.	109	19,399
Ball Corp.	416	21,661
International Paper Co.	698	37,238
Packaging Corp. of America	120	23,763
Smurfit WestRock plc	686	30,911

		151,800

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,929	73,032
Newmont Corp.	1,541	74,400
Nucor Corp.	322	38,749
Steel Dynamics, Inc.	198	24,766

		210,947

Total Materials		1,305,063

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	211	19,520
Healthpeak Properties, Inc. (REIT)	945	19,108
Ventas, Inc. (REIT)	596	40,981
Welltower, Inc. (REIT)	831	127,317

		206,926

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	892	12,675

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,255	140,297

Office REITs (0.0%)†
BXP, Inc. (REIT)	184	12,363

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	396	51,789
CoStar Group, Inc.*	575	45,557

		97,346

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	191	40,992
Camden Property Trust (REIT)	143	17,489
Equity Residential (REIT)	463	33,142
Essex Property Trust, Inc. (REIT)	86	26,365
Invitation Homes, Inc. (REIT)	769	26,800
Mid-America Apartment Communities, Inc. (REIT)	157	26,310
UDR, Inc. (REIT)	406	18,339

		189,437

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	95	9,293
Kimco Realty Corp. (REIT)	902	19,158
Realty Income Corp. (REIT)	1,199	69,554
Regency Centers Corp. (REIT)	220	16,227
Simon Property Group, Inc. (REIT)	420	69,754

		183,986

Specialized REITs (0.2%)
American Tower Corp. (REIT)	630	137,088
Crown Castle, Inc. (REIT)	584	60,870
Digital Realty Trust, Inc. (REIT)	432	61,901
Equinix, Inc. (REIT)	133	108,442
Extra Space Storage, Inc. (REIT)	285	42,320
Iron Mountain, Inc. (REIT)	394	33,900
Public Storage (REIT)	213	63,749
SBA Communications Corp. (REIT)	144	31,681
VICI Properties, Inc. (REIT), Class A	1,484	48,408
Weyerhaeuser Co. (REIT)	980	28,694

		617,053

Total Real Estate		1,460,083

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	344	22,136
American Electric Power Co., Inc.	732	79,986
Constellation Energy Corp.	424	85,491
Duke Energy Corp.	1,052	128,312
Edison International	518	30,521
Entergy Corp.	593	50,696
Evergy, Inc.	309	21,306
Eversource Energy	504	31,303
Exelon Corp.	1,388	63,959
FirstEnergy Corp.	695	28,092
NextEra Energy, Inc.	2,784	197,358
NRG Energy, Inc.	280	26,729
PG&E Corp.	3,003	51,591
Pinnacle West Capital Corp.	153	14,573
PPL Corp.	993	35,857
Southern Co. (The)	1,487	136,730
Xcel Energy, Inc.	768	54,367

		1,059,007

Gas Utilities (0.0%)†
Atmos Energy Corp.	214	33,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	896	$11,128
Vistra Corp.	463	54,375

		65,503

Multi-Utilities (0.2%)
Ameren Corp.	376	37,750
CenterPoint Energy, Inc.	913	33,078
CMS Energy Corp.	426	31,997
Consolidated Edison, Inc.	465	51,424
Dominion Energy, Inc.	1,125	63,079
DTE Energy Co.	275	38,024
NiSource, Inc.	663	26,580
Public Service Enterprise Group, Inc.	666	54,812
Sempra	850	60,656
WEC Energy Group, Inc.	425	46,317

		443,717

Water Utilities (0.0%)†
American Water Works Co., Inc.	260	38,355

Total Utilities		1,639,662

Total Common Stocks (21.7%) (Cost $37,417,248)		64,470,289

EXCHANGE TRADED FUNDS (ETF):
Equity (32.3%)
iShares Core MSCI EAFE ETF	974,634	73,731,062
iShares Core S&P Mid-Cap ETF(x)	195,370	11,399,839
iShares Russell 2000 ETF(x)	55,773	11,126,156

Total Exchange Traded Funds (32.3%) (Cost $76,723,881)		96,257,057

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (44.8%)
U.S. Treasury Notes
2.375%, 5/15/27	$9,102,200	8,815,150
0.500%, 10/31/27	5,117,200	4,690,833
1.000%, 7/31/28	10,265,900	9,335,732
2.875%, 8/15/28	15,708,300	15,184,854
1.250%, 9/30/28	13,788,800	12,586,524
1.375%, 10/31/28	11,897,500	10,887,598
3.125%, 8/31/29	9,435,000	9,116,188
3.875%, 9/30/29	9,371,800	9,334,033
0.625%, 8/15/30	23,956,500	20,057,342
1.125%, 2/15/31	10,668,300	9,064,476
1.625%, 5/15/31	16,528,500	14,356,376
1.875%, 2/15/32	11,715,500	10,152,854

Total U.S. Treasury Obligations		133,581,960

Total Long-Term Debt Securities (44.8%) (Cost $132,893,683)		133,581,960

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	210,220	210,220

Total Short-Term Investments (0.1%) (Cost $210,220)		210,220

Total Investments in Securities (98.9%) (Cost $247,245,032)		294,519,526
Other Assets Less Liabilities (1.1%)		3,424,152

Net Assets (100%)		$297,943,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $9,217,404. This was collateralized by $9,486,601 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 5/15/54 and by cash of $210,220 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	13	6/2025	USD	367,461	(5,175)

					(5,175)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,932,899	$—	$—	$5,932,899
Consumer Discretionary	6,642,287	—	—	6,642,287
Consumer Staples	3,899,816	—	—	3,899,816
Energy	2,358,572	—	—	2,358,572
Financials	9,464,653	—	—	9,464,653
Health Care	7,206,269	—	—	7,206,269
Industrials	5,456,006	—	—	5,456,006
Information Technology	19,104,979	—	—	19,104,979
Materials	1,305,063	—	—	1,305,063
Real Estate	1,460,083	—	—	1,460,083
Utilities	1,639,662	—	—	1,639,662
Exchange Traded Funds	96,257,057	—	—	96,257,057
Short-Term Investments
Investment Companies	210,220	—	—	210,220
U.S. Treasury Obligations	—	133,581,960	—	133,581,960

Total Assets	$160,937,566	$133,581,960	$—	$294,519,526

Liabilities:
Futures	$(5,175)	$—	$—	$(5,175)

Total Liabilities	$(5,175)	$—	$—	$(5,175)

Total	$160,932,391	$133,581,960	$—	$294,514,351

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,487,233
Aggregate gross unrealized depreciation	(3,285,133)

Net unrealized appreciation	$47,202,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$247,312,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.7%)
Hotels, Restaurants & Leisure (2.2%)
McDonald’s Corp.	23,435	$7,320,391

Household Durables (0.6%)
DR Horton, Inc.	14,125	1,795,711

Specialty Retail (3.5%)
Lowe’s Cos., Inc.	25,018	5,834,948
Ross Stores, Inc.	33,100	4,229,849
Tractor Supply Co.	24,739	1,363,119

		11,427,916

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	22,025	1,398,147

Total Consumer Discretionary		21,942,165

Consumer Staples (10.2%)
Beverages (1.4%)
PepsiCo, Inc.	31,141	4,669,282

Consumer Staples Distribution & Retail (3.8%)
Casey’s General Stores, Inc.	6,308	2,737,924
Target Corp.	13,740	1,433,907
Walmart, Inc.	93,644	8,221,007

		12,392,838

Food Products (1.9%)
McCormick & Co., Inc. (Non- Voting)	34,302	2,823,398
Mondelez International, Inc., Class A	50,536	3,428,867

		6,252,265

Household Products (3.1%)
Colgate-Palmolive Co.	31,568	2,957,922
Procter & Gamble Co. (The)	41,837	7,129,861

		10,087,783

Total Consumer Staples		33,402,168

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Chevron Corp.	27,779	4,647,149
EOG Resources, Inc.	26,241	3,365,146
Exxon Mobil Corp.	26,797	3,186,967

Total Energy		11,199,262

Financials (14.1%)
Banks (2.7%)
JPMorgan Chase & Co.	35,312	8,662,034

Capital Markets (5.8%)
Ares Management Corp., Class A	9,907	1,452,465
Charles Schwab Corp. (The)	70,041	5,482,809
Morgan Stanley	47,464	5,537,625
Nasdaq, Inc.	87,996	6,675,377

		19,148,276

Financial Services (3.5%)
Visa, Inc., Class A	32,935	11,542,400

Insurance (2.1%)
Erie Indemnity Co., Class A(x)	7,548	3,162,989
Marsh & McLennan Cos., Inc.	15,034	3,668,747

		6,831,736

Total Financials		46,184,446

Health Care (15.7%)
Biotechnology (1.7%)
AbbVie, Inc.	26,329	5,516,452

Health Care Equipment & Supplies (7.2%)
Abbott Laboratories	56,037	7,433,308
Becton Dickinson & Co.	18,380	4,210,123
STERIS plc	13,346	3,024,871
Stryker Corp.	24,552	9,139,482

		23,807,784

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	19,139	10,024,051

Life Sciences Tools & Services (2.0%)
Danaher Corp.	20,195	4,139,975
West Pharmaceutical Services, Inc.	10,659	2,386,337

		6,526,312

Pharmaceuticals (1.8%)
Johnson & Johnson	35,251	5,846,026

Total Health Care		51,720,625

Industrials (13.9%)
Aerospace & Defense (3.4%)
General Dynamics Corp.	17,889	4,876,184
RTX Corp.	48,954	6,484,447

		11,360,631

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	18,778	2,065,392

Building Products (2.9%)
Carlisle Cos., Inc.	12,869	4,381,894
Johnson Controls International plc	62,616	5,016,168

		9,398,062

Commercial Services & Supplies (1.6%)
Cintas Corp.	25,400	5,220,462

Electrical Equipment (1.2%)
nVent Electric plc	75,810	3,973,960

Industrial Conglomerates (1.7%)
Honeywell International, Inc.	25,985	5,502,324

Machinery (1.0%)
Parker-Hannifin Corp.	5,556	3,377,215

Trading Companies & Distributors (1.5%)
W.W. Grainger, Inc.	4,957	4,896,673

Total Industrials		45,794,719

Information Technology (25.8%)
IT Services (2.3%)
Accenture plc, Class A	24,847	7,753,258

Semiconductors & Semiconductor Equipment (7.6%)
Analog Devices, Inc.	28,030	5,652,810
Applied Materials, Inc.	12,157	1,764,224
Broadcom, Inc.	55,650	9,317,480
Texas Instruments, Inc.	46,115	8,286,865

		25,021,379

Software (12.8%)
Microsoft Corp.	70,306	26,392,169
Oracle Corp.	45,102	6,305,711
Roper Technologies, Inc.	15,719	9,267,608

		41,965,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	45,873	$10,189,769

Total Information Technology		84,929,894

Materials (6.4%)
Chemicals (6.4%)
Air Products and Chemicals, Inc.	14,100	4,158,372
Ecolab, Inc.	16,385	4,153,925
Linde plc	21,149	9,847,820
Sherwin-Williams Co. (The)	7,967	2,781,997

Total Materials		20,942,114

Utilities (1.2%)
Electric Utilities (1.2%)
NextEra Energy, Inc.	56,055	3,973,739

Total Utilities		3,973,739

Total Common Stocks (97.4%) (Cost $208,206,497)		320,089,132

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	221,651	221,651
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	3,802,516	3,803,657

Total Investment Companies		4,025,308

Total Short-Term Investments (1.2%) (Cost $4,025,488)		4,025,308

Total Investments in Securities (98.6%) (Cost $212,231,985)		324,114,440
Other Assets Less Liabilities (1.4%)		4,480,317

Net Assets (100%)		$328,594,757

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $221,677. This was collateralized by cash of $221,651 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,942,165	$—	$—	$21,942,165
Consumer Staples	33,402,168	—	—	33,402,168
Energy	11,199,262	—	—	11,199,262
Financials	46,184,446	—	—	46,184,446
Health Care	51,720,625	—	—	51,720,625
Industrials	45,794,719	—	—	45,794,719
Information Technology	84,929,894	—	—	84,929,894
Materials	20,942,114	—	—	20,942,114
Utilities	3,973,739	—	—	3,973,739
Short-Term Investments
Investment Companies	4,025,308	—	—	4,025,308

Total Assets	$324,114,440	$—	$—	$324,114,440

Total Liabilities	$—	$—	$—	$—

Total	$324,114,440	$—	$—	$324,114,440

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,548,465
Aggregate gross unrealized depreciation	(3,676,524)

Net unrealized appreciation	$111,871,941

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,242,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$15,189
AST SpaceMobile, Inc., Class A(x)*	5,122	116,474
ATN International, Inc.	299	6,073
Bandwidth, Inc., Class A*	960	12,576
Cogent Communications Holdings, Inc.	1,695	103,920
Globalstar, Inc.(x)*	1,823	38,028
IDT Corp., Class B	570	29,247
Liberty Latin America Ltd., Class A*	1,553	9,830
Liberty Latin America Ltd., Class C*	4,599	28,560
Lumen Technologies, Inc.*	38,635	151,449
Shenandoah Telecommunications Co.	2,016	25,341

		536,687

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	13,448	38,596
Atlanta Braves Holdings, Inc., Class A*	329	14,433
Atlanta Braves Holdings, Inc., Class C*	1,939	77,580
Cinemark Holdings, Inc.(x)	4,226	105,185
Eventbrite, Inc., Class A*	3,272	6,904
Golden Matrix Group, Inc.(x)*	1,009	1,988
IMAX Corp.*	1,599	42,134
Lions Gate Entertainment Corp., Class A(x)*	2,748	24,320
Lions Gate Entertainment Corp., Class B*	4,257	33,715
LiveOne, Inc.(x)*	3,400	2,376
Madison Square Garden Entertainment Corp., Class A*	1,520	49,765
Marcus Corp. (The)	935	15,605
Playstudios, Inc.*	3,467	4,403
Reservoir Media, Inc.*	816	6,226
Sphere Entertainment Co.*	1,049	34,323
Vivid Seats, Inc., Class A*	2,977	8,812

		466,365

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	3,705	16,080
Cargurus, Inc., Class A*	3,324	96,828
Cars.com, Inc.*	2,428	27,364
EverQuote, Inc., Class A*	959	25,116
fuboTV, Inc.*	11,509	33,606
Getty Images Holdings, Inc.(x)*	4,250	7,353
Grindr, Inc.*	1,030	18,437
MediaAlpha, Inc., Class A*	1,235	11,411
Nextdoor Holdings, Inc.*	7,219	11,045
Outbrain, Inc.*	1,596	5,953
QuinStreet, Inc.*	2,075	37,018
Shutterstock, Inc.	936	17,438
System1, Inc.(x)*	1,090	416
TrueCar, Inc.*	3,824	6,042
Vimeo, Inc.*	5,513	28,998
Webtoon Entertainment, Inc.(x)*	617	4,732
Yelp, Inc., Class A*	2,341	86,687
Ziff Davis, Inc.*	1,694	63,661
ZipRecruiter, Inc., Class A*	2,971	17,499

		515,684

Media (0.8%)
Advantage Solutions, Inc.*	4,429	6,688
AMC Networks, Inc., Class A*	1,313	9,033
Boston Omaha Corp., Class A*	977	14,245
Cable One, Inc.	5,024	1,335,229
Cardlytics, Inc.(x)*	1,525	2,776
Clear Channel Outdoor Holdings, Inc.*	14,348	15,926
EchoStar Corp., Class A*	4,650	118,947
Emerald Holding, Inc.(x)	687	2,700
Entravision Communications Corp., Class A	2,600	5,460
EW Scripps Co. (The), Class A*	2,577	7,628
Gambling.com Group Ltd.*	684	8,632
Gannett Co., Inc.*	5,210	15,057
Gray Media, Inc.	3,418	14,766
Ibotta, Inc., Class A(x)*	599	25,278
iHeartMedia, Inc., Class A*	4,455	7,351
Integral Ad Science Holding Corp.*	2,849	22,963
John Wiley & Sons, Inc., Class A	1,474	65,681
Magnite, Inc.*	4,857	55,418
National CineMedia, Inc.*	2,760	16,118
PubMatic, Inc., Class A*	1,639	14,980
Scholastic Corp.	974	18,389
Sinclair, Inc.	1,332	21,219
Stagwell, Inc., Class A*	3,237	19,584
TechTarget, Inc.*	1,069	15,832
TEGNA, Inc.	6,286	114,531
Thryv Holdings, Inc.*	1,266	16,217
Townsquare Media, Inc., Class A	514	4,184
WideOpenWest, Inc.*	2,201	10,895

		1,985,727

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	1,137	9,801
Spok Holdings, Inc.	782	12,856
Telephone and Data Systems, Inc.	3,780	146,437

		169,094

Total Communication Services		3,673,557

Consumer Discretionary (9.4%)
Automobile Components (0.4%)
Adient plc*	3,288	42,284
American Axle & Manufacturing Holdings, Inc.*	4,074	16,581
Cooper-Standard Holdings, Inc.*	733	11,230
Dana, Inc.	4,960	66,117
Dorman Products, Inc.*	988	119,093
Fox Factory Holding Corp.*	1,564	36,504
Gentherm, Inc.*	1,189	31,794
Goodyear Tire & Rubber Co. (The)*	10,971	101,372
Holley, Inc.*	2,154	5,536
LCI Industries	878	76,764
Luminar Technologies, Inc., Class A(x)*	955	5,147
Modine Manufacturing Co.*	1,917	147,130
Patrick Industries, Inc.	1,242	105,023
Phinia, Inc.	1,600	67,888
Solid Power, Inc.(x)*	2,718	2,854
Standard Motor Products, Inc.	801	19,969
Stoneridge, Inc.*	1,067	4,897
Visteon Corp.*	1,045	81,113
XPEL, Inc.(m)*	969	28,469

		969,765

Automobiles (0.0%)†
Livewire Group, Inc.*	485	970
Winnebago Industries, Inc.	858	29,567

		30,537

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,162	3,532
Groupon, Inc.(x)*	970	18,207
Qurate Retail Group, Inc., Class B*	58	385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.(x)*	1,051	$7,252

		29,376

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	651	16,516
GigaCloud Technology, Inc., Class A(x)*	914	12,979
Weyco Group, Inc.	214	6,522

		36,017

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	1,436	144,519
American Public Education, Inc.*	665	14,843
Carriage Services, Inc., Class A	552	21,390
Chegg, Inc.*	4,588	2,933
Coursera, Inc.*	5,300	35,298
European Wax Center, Inc., Class A*	1,381	5,455
Frontdoor, Inc.*	2,938	112,878
Graham Holdings Co., Class B	123	118,186
KinderCare Learning Cos., Inc.(x)*	494	5,725
Laureate Education, Inc.*	4,991	102,066
Lincoln Educational Services Corp.*	1,042	16,536
Mister Car Wash, Inc.*	3,746	29,556
Nerdy, Inc.(x)*	2,299	3,265
OneSpaWorld Holdings Ltd.	3,895	65,397
Perdoceo Education Corp.	2,510	63,202
Strategic Education, Inc.	853	71,618
Stride, Inc.*	1,585	200,502
Udemy, Inc.*	3,505	27,199
Universal Technical Institute, Inc.*	1,513	38,854

		1,079,422

Hotels, Restaurants & Leisure (2.6%)
Accel Entertainment, Inc., Class A*	2,028	20,118
Biglari Holdings, Inc., Class B(x)*	32	6,929
BJ’s Restaurants, Inc.*	783	26,826
Bloomin’ Brands, Inc.	2,833	20,313
Boyd Gaming Corp.	19,646	1,293,296
Brinker International, Inc.*	1,650	245,932
Cheesecake Factory, Inc. (The)(x)	1,870	90,994
Cracker Barrel Old Country Store, Inc.(x)	852	33,075
Dave & Buster’s Entertainment, Inc.(x)*	1,181	20,750
Denny’s Corp.*	1,963	7,204
Despegar.com Corp.*	2,278	42,804
Dine Brands Global, Inc.	579	13,473
El Pollo Loco Holdings, Inc.*	143	1,473
Everi Holdings, Inc.*	3,021	41,297
First Watch Restaurant Group, Inc.*	1,195	19,897
Full House Resorts, Inc.*	1,439	6,015
Global Business Travel Group I*	4,644	33,715
Golden Entertainment, Inc.	658	17,365
Hilton Grand Vacations, Inc.*	85,750	3,207,907
Inspired Entertainment, Inc.*	947	8,087
International Game Technology plc	4,424	71,934
Jack in the Box, Inc.	695	18,897
Krispy Kreme, Inc.(x)	3,312	16,295
Kura Sushi USA, Inc., Class A(x)*	236	12,083
Life Time Group Holdings, Inc.*	3,111	93,952
Lindblad Expeditions Holdings, Inc.*	1,458	13,516
Monarch Casino & Resort, Inc.	503	39,108
Nathan’s Famous, Inc.	124	11,950
ONE Group Hospitality, Inc. (The)(x)*	1,016	3,038
Papa John’s International, Inc.	1,243	51,062
PlayAGS, Inc.*	1,625	19,679
Portillo’s, Inc., Class A(x)*	2,083	24,767
Potbelly Corp.*	1,058	10,062
RCI Hospitality Holdings, Inc.	355	15,244
Red Rock Resorts, Inc., Class A	1,881	81,579
Rush Street Interactive, Inc.*	2,837	30,413
Sabre Corp.*	14,492	40,723
Shake Shack, Inc., Class A*	1,359	119,823
Six Flags Entertainment Corp.	3,539	126,236
Super Group SGHC Ltd.	5,749	37,024
Sweetgreen, Inc., Class A*	3,886	97,228
Target Hospitality Corp.*	1,297	8,534
United Parks & Resorts, Inc.*	1,183	53,779
Vacasa, Inc., Class A(x)*	444	2,389
Xponential Fitness, Inc., Class A*	944	7,863

		6,164,648

Household Durables (2.2%)
Beazer Homes USA, Inc.*	1,192	24,305
Cavco Industries, Inc.*	316	164,203
Century Communities, Inc.	5,748	385,691
Champion Homes, Inc.*	2,046	193,879
Cricut, Inc., Class A	1,863	9,594
Dream Finders Homes, Inc., Class A(x)*	1,007	22,718
Ethan Allen Interiors, Inc.	861	23,850
Flexsteel Industries, Inc.	181	6,608
GoPro, Inc., Class A(x)*	5,201	3,448
Green Brick Partners, Inc.*	1,206	70,322
Hamilton Beach Brands Holding Co., Class A	321	6,237
Helen of Troy Ltd.*	885	47,339
Hooker Furnishings Corp.	484	4,859
Hovnanian Enterprises, Inc., Class A*	194	20,314
Installed Building Products, Inc.	886	151,914
iRobot Corp.*	1,070	2,889
KB Home	2,262	131,467
Landsea Homes Corp.*	768	4,931
La-Z-Boy, Inc.	9,337	364,983
Legacy Housing Corp.*	344	8,676
LGI Homes, Inc.*	780	51,847
Lifetime Brands, Inc.	637	3,140
Lovesac Co. (The)*	553	10,053
M/I Homes, Inc.*	7,750	884,895
Meritage Homes Corp.	14,077	997,778
Purple Innovation, Inc., Class A(x)*	2,560	1,943
Sonos, Inc.*	4,664	49,765
Taylor Morrison Home Corp., Class A*	22,230	1,334,689
Traeger, Inc.*	1,512	2,540
Tri Pointe Homes, Inc.*	3,565	113,795
United Homes Group, Inc.(x)*	271	759

		5,099,431

Leisure Products (1.8%)
Acushnet Holdings Corp.(x)	1,072	73,604
AMMO, Inc.(x)*	2,830	3,905
BRP, Inc.	3,862	130,402
Brunswick Corp.	3,541	190,683
Clarus Corp.	1,149	4,309
Escalade, Inc.(x)	438	6,701
Funko, Inc., Class A*	1,271	8,719
JAKKS Pacific, Inc.	318	7,845
Johnson Outdoors, Inc., Class A	238	5,912
Latham Group, Inc.*	1,677	10,783
Malibu Boats, Inc., Class A*	794	24,360
Marine Products Corp.	412	3,457
MasterCraft Boat Holdings, Inc.*	706	12,157
Mattel, Inc.*	188,406	3,660,729
Peloton Interactive, Inc., Class A(x)*	13,466	85,105
Smith & Wesson Brands, Inc.	1,844	17,186
Solo Brands, Inc., Class A*	966	162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.	569	$22,356
Topgolf Callaway Brands Corp.*	5,509	36,304

		4,304,679

Specialty Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	1,073	6,331
Abercrombie & Fitch Co., Class A*	1,759	134,335
Academy Sports & Outdoors, Inc.	2,527	115,256
American Eagle Outfitters, Inc.	6,786	78,853
America’s Car-Mart, Inc.*	252	11,438
Arhaus, Inc., Class A*	1,977	17,200
Arko Corp.	3,204	12,656
Asbury Automotive Group, Inc.*	750	165,630
BARK, Inc.*	5,208	7,239
Bath & Body Works, Inc.	16,248	492,639
Beyond, Inc.*	1,836	10,649
Boot Barn Holdings, Inc.*	1,083	116,347
Buckle, Inc. (The)	1,047	40,121
Build-A-Bear Workshop, Inc.	457	16,987
Caleres, Inc.	1,383	23,829
Camping World Holdings, Inc., Class A	2,186	35,326
Citi Trends, Inc.*	262	5,799
Designer Brands, Inc., Class A(x)	1,797	6,559
Destination XL Group, Inc.*	2,531	3,695
EVgo, Inc., Class A*	2,946	7,836
Foot Locker, Inc.*	3,210	45,261
Gap, Inc. (The)	39,589	815,929
Genesco, Inc.*	438	9,299
Group 1 Automotive, Inc.	493	188,301
GrowGeneration Corp.(x)*	2,513	2,714
Haverty Furniture Cos., Inc.	558	11,004
J Jill, Inc.	200	3,906
Lands’ End, Inc.*	283	2,881
Leslie’s, Inc.*	7,178	5,279
MarineMax, Inc.*	868	18,662
Monro, Inc.	1,195	17,292
National Vision Holdings, Inc.*	3,017	38,557
ODP Corp. (The)*	1,300	18,629
OneWater Marine, Inc., Class A*	475	7,685
Petco Health & Wellness Co., Inc., Class A*	3,517	10,727
RealReal, Inc. (The)*	3,883	20,929
Revolve Group, Inc., Class A*	1,500	32,235
RumbleON, Inc., Class B*	708	1,997
Sally Beauty Holdings, Inc.*	3,992	36,048
Shoe Carnival, Inc.	689	15,151
Signet Jewelers Ltd.	1,500	87,090
Sleep Number Corp.*	878	5,567
Sonic Automotive, Inc., Class A	587	33,436
Stitch Fix, Inc., Class A*	3,918	12,734
ThredUp, Inc., Class A*	3,158	7,611
Tile Shop Holdings, Inc.*	1,175	7,614
Tilly’s, Inc., Class A*	971	2,136
Torrid Holdings, Inc.(x)*	861	4,718
Upbound Group, Inc.	2,009	48,136
Urban Outfitters, Inc.*	2,319	121,516
Victoria’s Secret & Co.*	2,997	55,684
Warby Parker, Inc., Class A*	3,369	61,417
Winmark Corp.	107	34,012
Zumiez, Inc.*	671	9,991

		3,102,873

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	4,440	471,528
Dr Martens plc	863,255	568,148
Figs, Inc., Class A*	5,016	23,023
G-III Apparel Group Ltd.*	1,511	41,326
Hanesbrands, Inc.*	13,518	77,999
Kontoor Brands, Inc.	2,096	134,416
Movado Group, Inc.	625	10,450
Oxford Industries, Inc.	545	31,975
Rocky Brands, Inc.	317	5,506
Steven Madden Ltd.	2,748	73,207
Superior Group of Cos., Inc.	551	6,028
Vera Bradley, Inc.(x)*	1,154	2,597
Wolverine World Wide, Inc.	3,049	42,412

		1,488,615

Total Consumer Discretionary		22,305,363

Consumer Staples (1.2%)
Beverages (0.2%)
MGP Ingredients, Inc.	586	17,217
National Beverage Corp.	854	35,475
Primo Brands Corp.	7,604	269,866
Vita Coco Co., Inc. (The)*	1,521	46,619

		369,177

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	1,265	54,306
Chefs’ Warehouse, Inc. (The)*	1,348	73,412
Guardian Pharmacy Services, Inc., Class A(x)*	248	5,272
HF Foods Group, Inc.*	1,470	7,203
Ingles Markets, Inc., Class A	569	37,059
Natural Grocers by Vitamin Cottage, Inc.	365	14,673
PriceSmart, Inc.	949	83,370
SpartanNash Co.	1,312	26,581
Sprouts Farmers Market, Inc.*	3,839	585,985
United Natural Foods, Inc.*	2,254	61,737
Village Super Market, Inc., Class A	382	14,520
Weis Markets, Inc.	577	44,458

		1,008,576

Food Products (0.4%)
Alico, Inc.	313	9,340
B&G Foods, Inc.(x)	2,819	19,367
Beyond Meat, Inc.(x)*	2,427	7,402
BRC, Inc., Class A(x)*	2,395	5,006
Calavo Growers, Inc.	652	15,641
Cal-Maine Foods, Inc.	1,561	141,895
Dole plc	2,565	37,064
Forafric Global plc(x)*	233	2,004
Fresh Del Monte Produce, Inc.	1,303	40,171
Hain Celestial Group, Inc. (The)*	3,458	14,351
J & J Snack Foods Corp.	583	76,793
John B Sanfilippo & Son, Inc.	338	23,951
Lancaster Colony Corp.	742	129,850
Lifeway Foods, Inc.*	184	4,499
Limoneira Co.	685	12,138
Mama’s Creations, Inc.*	1,394	9,075
Mission Produce, Inc.*	1,683	17,638
Seneca Foods Corp., Class A*	135	12,020
Simply Good Foods Co. (The)*	3,487	120,267
SunOpta, Inc.*	3,672	17,846
TreeHouse Foods, Inc.*	1,820	49,304
Utz Brands, Inc.	2,553	35,946
Vital Farms, Inc.*	1,275	38,849
Westrock Coffee Co.(x)*	1,249	9,018
WK Kellogg Co.	2,509	50,004

		899,439

Household Products (0.1%)
Central Garden & Pet Co.*	444	16,277
Central Garden & Pet Co., Class A*	1,912	62,580
Energizer Holdings, Inc.	2,788	83,417
Oil-Dri Corp. of America	377	17,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	522	$127,368

		306,954

Personal Care Products (0.1%)
Beauty Health Co. (The)(x)*	3,549	4,756
Edgewell Personal Care Co.	1,806	56,365
Herbalife Ltd.(x)*	3,879	33,476
Honest Co., Inc. (The)*	3,393	15,947
Interparfums, Inc.	694	79,026
Medifast, Inc.*	434	5,850
Nature’s Sunshine Products, Inc.*	580	7,279
Nu Skin Enterprises, Inc., Class A	2,021	14,672
Olaplex Holdings, Inc.(x)*	5,874	7,460
USANA Health Sciences, Inc.*	466	12,568
Waldencast plc, Class A*	765	2,295

		239,694

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	757	2,066
Turning Point Brands, Inc.	668	39,706
Universal Corp.	918	51,454

		93,226

Total Consumer Staples		2,917,066

Energy (3.9%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	6,379	167,385
Aris Water Solutions, Inc., Class A	1,038	33,258
Atlas Energy Solutions, Inc.(x)	2,617	46,687
Borr Drilling Ltd.(x)	8,590	18,812
Bristow Group, Inc., Class A*	926	29,243
Cactus, Inc., Class A	2,452	112,375
ChampionX Corp.	7,145	212,921
Core Laboratories, Inc.	1,828	27,402
DMC Global, Inc.*	848	7,140
Drilling Tools International Corp.*	616	1,460
Expro Group Holdings NV*	3,581	35,595
Flowco Holdings, Inc., Class A*	357	9,157
Forum Energy Technologies, Inc.*	432	8,688
Geospace Technologies Corp.(x)*	603	4,348
Helix Energy Solutions Group, Inc.*	5,446	45,256
Helmerich & Payne, Inc.	3,704	96,748
Hunting plc	285,516	1,113,822
Innovex International, Inc.*	1,325	23,797
Kodiak Gas Services, Inc.	1,458	54,383
Liberty Energy, Inc., Class A	86,539	1,369,912
Mammoth Energy Services, Inc.*	1,025	2,091
Nabors Industries Ltd.*	374	15,600
Natural Gas Services Group, Inc.*	454	9,974
Noble Corp. plc(x)	5,279	125,112
NPK International, Inc.*	2,679	15,565
Oceaneering International, Inc.*	3,958	86,324
Oil States International, Inc.*	2,450	12,618
Patterson-UTI Energy, Inc.	14,877	122,289
ProFrac Holding Corp., Class A(x)*	1,025	7,780
ProPetro Holding Corp.*	3,400	24,990
Ranger Energy Services, Inc., Class A	423	6,002
RPC, Inc.	3,248	17,864
SEACOR Marine Holdings, Inc.*	1,060	5,364
Seadrill Ltd.*	2,584	64,600
Select Water Solutions, Inc., Class A	98,799	1,037,390
Solaris Energy Infrastructure, Inc., Class A	991	21,564
TechnipFMC plc	7,635	241,953
TETRA Technologies, Inc.*	5,111	17,173
Tidewater, Inc.*	1,755	74,184
Transocean Ltd.*	27,646	87,638
Valaris Ltd.*	2,158	84,723

		5,499,187

Oil, Gas & Consumable Fuels (1.6%)
Aemetis, Inc.(x)*	1,712	2,979
Amplify Energy Corp.*	1,561	5,838
Ardmore Shipping Corp.	1,703	16,672
Berry Corp.	3,109	9,980
BKV Corp.*	241	5,061
California Resources Corp.	2,540	111,684
Centrus Energy Corp., Class A(x)*	535	33,282
Clean Energy Fuels Corp.*	6,679	10,352
CNX Resources Corp.*	5,576	175,533
Comstock Resources, Inc.(x)*	3,552	72,248
Core Natural Resources, Inc.	1,910	147,261
Crescent Energy Co., Class A	6,271	70,486
CVR Energy, Inc.	1,322	25,647
Delek US Holdings, Inc.	2,413	36,364
DHT Holdings, Inc.	5,088	53,424
Diversified Energy Co. plc(m)	1,797	24,295
Dorian LPG Ltd.	1,433	32,013
Empire Petroleum Corp.*	393	2,468
Encore Energy Corp.(x)*	7,600	10,412
Energy Fuels, Inc.(x)*	7,355	27,434
Evolution Petroleum Corp.	1,387	7,185
Excelerate Energy, Inc., Class A	691	19,818
FLEX LNG Ltd.(x)	1,117	25,680
FutureFuel Corp.	1,238	4,828
Golar LNG Ltd.	3,778	143,526
Granite Ridge Resources, Inc.	2,103	12,786
Green Plains, Inc.*	2,354	11,417
Gulfport Energy Corp.*	501	92,254
Hallador Energy Co.*	1,005	12,341
HighPeak Energy, Inc.(x)	468	5,925
International Seaways, Inc.	1,541	51,161
Kinetik Holdings, Inc., Class A	1,471	76,404
Kosmos Energy Ltd.*	17,325	39,501
Magnolia Oil & Gas Corp., Class A	6,310	159,391
Murphy Oil Corp.	5,529	157,024
NACCO Industries, Inc., Class A	181	6,105
NextDecade Corp.*	4,469	34,769
Nordic American Tankers Ltd.	8,329	20,489
Northern Oil & Gas, Inc.	3,849	116,355
Par Pacific Holdings, Inc.*	2,111	30,103
PBF Energy, Inc., Class A	3,856	73,611
Peabody Energy Corp.	4,854	65,772
PrimeEnergy Resources Corp.*	30	6,837
REX American Resources Corp.*	604	22,692
Riley Exploration Permian, Inc.	470	13,710
Ring Energy, Inc.*	5,276	6,067
Sable Offshore Corp.(x)*	1,884	47,797
SandRidge Energy, Inc.	1,479	16,890
Scorpio Tankers, Inc.	1,549	58,211
SFL Corp. Ltd.	4,749	38,942
Sitio Royalties Corp., Class A	2,976	59,133
SM Energy Co.	4,320	129,384
Talos Energy, Inc.*	5,786	56,240
Teekay Corp. Ltd.	2,151	14,132
Teekay Tankers Ltd., Class A	919	35,170
Uranium Energy Corp.*	15,298	73,124
Ur-Energy, Inc.(x)*	11,649	7,853
VAALCO Energy, Inc.	4,138	15,559
Verde Clean Fuels, Inc.*	189	633
Veren, Inc.	132,905	879,230
Vital Energy, Inc.(x)*	1,140	24,191
Vitesse Energy, Inc.(x)	1,028	25,279
W&T Offshore, Inc.(x)	4,166	6,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
World Kinect Corp.	2,191	$62,137

		3,639,546

Total Energy		9,138,733

Financials (24.4%)
Banks (14.4%)
1st Source Corp.	621	37,142
ACNB Corp.	331	13,624
Amalgamated Financial Corp.	741	21,304
Amerant Bancorp, Inc., Class A	1,381	28,504
Ameris Bancorp	2,370	136,441
Ames National Corp.	379	6,640
Arrow Financial Corp.	680	17,877
Associated Banc-Corp.	6,094	137,298
Atlantic Union Bankshares Corp.	35,965	1,119,950
Axos Financial, Inc.*	2,015	130,008
Banc of California, Inc.	5,195	73,717
BancFirst Corp.	759	83,391
Bancorp, Inc. (The)*	1,797	94,953
Bank First Corp.	377	37,979
Bank of Hawaii Corp.	1,340	92,420
Bank of Marin Bancorp	690	15,228
Bank of NT Butterfield & Son Ltd. (The)	1,681	65,425
Bank7 Corp.	164	6,353
BankUnited, Inc.	2,886	99,394
Bankwell Financial Group, Inc.	248	7,485
Banner Corp.	1,340	85,452
Bar Harbor Bankshares	600	17,700
BayCom Corp.	490	12,333
BCB Bancorp, Inc.	663	6,537
Berkshire Hills Bancorp, Inc.	1,688	44,040
Blue Foundry Bancorp*	982	9,034
Bridgewater Bancshares, Inc.*	801	11,126
Brookline Bancorp, Inc.	3,452	37,627
Burke & Herbert Financial Services Corp.	521	29,233
Business First Bancshares, Inc.	982	23,912
Byline Bancorp, Inc.	1,251	32,726
Cadence Bank	6,891	209,211
California Bancorp*	1,030	14,760
Camden National Corp.	29,832	1,207,301
Capital Bancorp, Inc.	398	11,275
Capital City Bank Group, Inc.	570	20,497
Capitol Federal Financial, Inc.	4,751	26,606
Carter Bankshares, Inc.*	945	15,290
Cathay General Bancorp	2,644	113,771
Central Pacific Financial Corp.	1,056	28,554
Chemung Financial Corp.	154	7,326
ChoiceOne Financial Services, Inc.	307	8,832
Citizens & Northern Corp.	580	11,670
Citizens Financial Services, Inc.	187	10,855
City Holding Co.	566	66,488
Civista Bancshares, Inc.	628	12,271
CNB Financial Corp.	797	17,733
Coastal Financial Corp.*	443	40,052
Colony Bankcorp, Inc.	685	11,063
Columbia Banking System, Inc.	144,937	3,614,729
Columbia Financial, Inc.*	1,187	17,805
Community Financial System, Inc.	2,011	114,345
Community Trust Bancorp, Inc.	598	30,115
Community West Bancshares	465	8,593
ConnectOne Bancorp, Inc.	1,410	34,277
Customers Bancorp, Inc.*	1,136	57,027
CVB Financial Corp.	5,088	93,924
Dime Community Bancshares, Inc.	1,340	37,359
Eagle Bancorp, Inc.	1,143	24,003
Eastern Bankshares, Inc.	7,323	120,097
Enterprise Bancorp, Inc.	405	15,767
Enterprise Financial Services Corp.	1,409	75,720
Equity Bancshares, Inc., Class A	596	23,482
Esquire Financial Holdings, Inc.	292	22,011
ESSA Bancorp, Inc.	382	7,201
Farmers & Merchants Bancorp, Inc.(x)	541	12,935
Farmers National Banc Corp.	1,483	19,353
FB Financial Corp.	1,313	60,871
Fidelity D&D Bancorp, Inc.	205	8,530
Financial Institutions, Inc.	598	14,926
First Bancorp (Nasdaq Stock Exchange)	48,946	1,964,692
First Bancorp (New York Stock Exchange)	6,034	115,672
First Bancorp, Inc. (The)	426	10,531
First Bancshares, Inc. (The)	1,036	35,027
First Bank	872	12,914
First Busey Corp.	3,100	66,960
First Business Financial Services, Inc.	318	14,994
First Commonwealth Financial Corp.	68,874	1,070,302
First Community Bankshares, Inc.	656	24,725
First Financial Bancorp	3,481	86,955
First Financial Bankshares, Inc.	4,935	177,265
First Financial Corp.	340	16,653
First Financial Northwest, Inc.	312	7,070
First Foundation, Inc.	2,048	10,629
First Internet Bancorp	344	9,212
First Interstate BancSystem, Inc., Class A	119,587	3,426,168
First Merchants Corp.	2,186	88,402
First Mid Bancshares, Inc.	743	25,931
First of Long Island Corp. (The)	925	11,424
First Western Financial, Inc.*	305	5,993
Five Star Bancorp	689	19,154
Flagstar Financial, Inc.	9,668	112,342
Flushing Financial Corp.	1,291	16,396
FS Bancorp, Inc.	292	11,099
Fulton Financial Corp.	6,992	126,485
FVCBankcorp, Inc.*	705	7,452
German American Bancorp, Inc.	39,336	1,475,100
Glacier Bancorp, Inc.	4,125	182,408
Great Southern Bancorp, Inc.	336	18,604
Greene County Bancorp, Inc.	298	7,185
Guaranty Bancshares, Inc.	217	8,687
Hancock Whitney Corp.	3,303	173,242
Hanmi Financial Corp.	1,091	24,722
HarborOne Bancorp, Inc.	1,478	15,327
HBT Financial, Inc.	513	11,496
Heritage Commerce Corp.	2,327	22,153
Heritage Financial Corp.	1,303	31,702
Hilltop Holdings, Inc.	1,647	50,151
Hingham Institution For Savings (The)(x)	69	16,408
Home Bancorp, Inc.	287	12,858
Home BancShares, Inc.	6,978	197,268
HomeStreet, Inc.*	743	8,723
HomeTrust Bancshares, Inc.	614	21,048
Hope Bancorp, Inc.	4,577	47,921
Horizon Bancorp, Inc.	1,778	26,812
Independent Bank Corp.	788	24,263
Independent Bank Corp./MA	1,636	102,495
International Bancshares Corp.	2,055	129,588
Investar Holding Corp.	431	7,590
John Marshall Bancorp, Inc.	548	9,053
Kearny Financial Corp.	2,196	13,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	947	$56,290
LCNB Corp.	465	6,877
LINKBANCORP, Inc.	1,070	7,255
Live Oak Bancshares, Inc.	1,311	34,951
Mercantile Bank Corp.	617	26,802
Metrocity Bankshares, Inc.	579	15,963
Metropolitan Bank Holding Corp.*	437	24,468
Mid Penn Bancorp, Inc.	619	16,038
Middlefield Banc Corp.	346	9,671
Midland States Bancorp, Inc.	735	12,583
MidWestOne Financial Group, Inc.	602	17,825
MVB Financial Corp.	499	8,643
National Bank Holdings Corp., Class A	1,395	53,387
National Bankshares, Inc.	254	6,764
NB Bancorp, Inc.*	1,510	27,286
NBT Bancorp, Inc.	1,763	75,633
Nicolet Bankshares, Inc.	522	56,877
Northeast Bank	287	26,272
Northeast Community Bancorp, Inc.	510	11,954
Northfield Bancorp, Inc.	1,492	16,278
Northrim Bancorp, Inc.	212	15,523
Northwest Bancshares, Inc.	4,630	55,653
Norwood Financial Corp.	325	7,855
Oak Valley Bancorp	296	7,388
OceanFirst Financial Corp.	2,244	38,170
OFG Bancorp	1,704	68,194
Old National Bancorp	11,935	252,903
Old Second Bancorp, Inc.	1,716	28,554
Orange County Bancorp, Inc.	450	10,526
Origin Bancorp, Inc.	1,130	39,177
Orrstown Financial Services, Inc.	622	18,666
Pacific Premier Bancorp, Inc.	3,678	78,415
Park National Corp.	555	84,027
Parke Bancorp, Inc.	460	8,666
Pathward Financial, Inc.	966	70,470
PCB Bancorp	419	7,839
Peapack-Gladstone Financial Corp.	692	19,653
Peoples Bancorp of North Carolina, Inc.	221	6,020
Peoples Bancorp, Inc.	32,713	970,268
Peoples Financial Services Corp.	381	16,943
Pioneer Bancorp, Inc.*	535	6,265
Plumas Bancorp	241	10,428
Ponce Financial Group, Inc.*	793	10,047
Preferred Bank	483	40,408
Primis Financial Corp.	828	8,090
Princeton Bancorp, Inc.	224	6,843
Provident Bancorp, Inc.*	664	7,623
Provident Financial Services, Inc.	4,876	83,721
QCR Holdings, Inc.	645	46,001
RBB Bancorp	705	11,633
Red River Bancshares, Inc.	191	9,865
Renasant Corp.	2,273	77,123
Republic Bancorp, Inc., Class A	331	21,124
S&T Bancorp, Inc.	1,466	54,315
Sandy Spring Bancorp, Inc.	37,449	1,046,700
Seacoast Banking Corp. of Florida	51,957	1,336,854
ServisFirst Bancshares, Inc.	1,936	159,914
Shore Bancshares, Inc.	910	12,321
Sierra Bancorp	534	14,888
Simmons First National Corp., Class A	4,666	95,793
SmartFinancial, Inc.	630	19,580
South Plains Financial, Inc.	485	16,063
Southern First Bancshares, Inc.*	332	10,929
Southern Missouri Bancorp, Inc.	384	19,976
Southern States Bancshares, Inc.	330	11,798
Southside Bancshares, Inc.	1,112	32,204
SouthState Corp.	40,034	3,715,956
Stellar Bancorp, Inc.	1,716	47,465
Sterling Bancorp, Inc.*	817	3,954
Stock Yards Bancorp, Inc.	971	67,057
Texas Capital Bancshares, Inc.*	1,783	133,190
Third Coast Bancshares, Inc.*	143	4,772
Timberland Bancorp, Inc.	332	10,010
Tompkins Financial Corp.	500	31,490
Towne Bank	2,696	92,176
TriCo Bancshares	33,228	1,328,123
Triumph Financial, Inc.*	842	48,668
TrustCo Bank Corp.	632	19,263
Trustmark Corp.	2,356	81,258
UMB Financial Corp.	2,543	257,097
United Bankshares, Inc.	4,877	169,086
United Community Banks, Inc.	4,532	127,485
Unity Bancorp, Inc.	314	12,780
Univest Financial Corp.	1,136	32,217
USCB Financial Holdings, Inc.	400	7,424
Valley National Bancorp	17,808	158,313
Veritex Holdings, Inc.	1,923	48,017
Virginia National Bankshares Corp.	208	7,505
WaFd, Inc.	2,975	85,026
Washington Trust Bancorp, Inc.	5,182	159,917
WesBanco, Inc.	3,299	102,137
West Bancorp, Inc.	656	13,081
Westamerica Bancorp	972	49,212
WSFS Financial Corp.	58,964	3,058,463

		34,252,851

Capital Markets (1.9%)
Acadian Asset Management, Inc.	1,052	27,205
AlTi Global, Inc.(x)*	1,396	4,244
Artisan Partners Asset Management, Inc., Class A	2,387	93,332
B Riley Financial, Inc.	811	3,139
BGC Group, Inc., Class A	13,993	128,316
Cohen & Steers, Inc.	1,045	83,861
Diamond Hill Investment Group, Inc.	103	14,712
DigitalBridge Group, Inc.	6,143	54,181
Donnelley Financial Solutions, Inc.*	986	43,098
Forge Global Holdings, Inc.*	4,833	2,716
GCM Grosvenor, Inc., Class A	1,685	22,293
Hamilton Lane, Inc., Class A	1,462	217,355
Moelis & Co., Class A	2,565	149,693
Open Lending Corp.*	4,059	11,203
P10, Inc., Class A	1,866	21,925
Patria Investments Ltd., Class A	2,151	24,285
Perella Weinberg Partners, Class A	1,937	35,641
Piper Sandler Cos.	663	164,199
PJT Partners, Inc., Class A	891	122,851
Silvercrest Asset Management Group, Inc., Class A	360	5,890
StepStone Group, Inc., Class A	2,508	130,993
StoneX Group, Inc.*	1,593	121,673
Value Line, Inc.	34	1,315
Victory Capital Holdings, Inc., Class A	49,503	2,864,739
Virtus Investment Partners, Inc.	257	44,296
WisdomTree, Inc.	5,294	47,222

		4,440,377

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	220	11,253
Bread Financial Holdings, Inc.	30,044	1,504,603
Consumer Portfolio Services, Inc.*	337	2,922
Dave, Inc.*	311	25,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Capital Group, Inc.*	918	$31,469
Enova International, Inc.*	985	95,112
FirstCash Holdings, Inc.	1,462	175,908
Green Dot Corp., Class A*	1,919	16,196
LendingClub Corp.*	4,252	43,881
LendingTree, Inc.*	389	19,555
Medallion Financial Corp.	767	6,680
Moneylion, Inc.*	335	28,981
Navient Corp.	2,768	34,960
Nelnet, Inc., Class A	540	59,902
NerdWallet, Inc., Class A*	776	7,023
OppFi, Inc.(x)	730	6,789
PRA Group, Inc.*	1,491	30,744
PROG Holdings, Inc.	1,561	41,523
Regional Management Corp.	354	10,659
Upstart Holdings, Inc.*	2,995	137,860
World Acceptance Corp.*	136	17,211

		2,308,938

Financial Services (1.1%)
Acacia Research Corp.*	1,672	5,350
Alerus Financial Corp.	740	13,660
AvidXchange Holdings, Inc.*	6,729	57,062
Banco Latinoamericano de Comercio Exterior SA, Class E	1,068	39,089
Burford Capital Ltd.	7,659	101,175
Cannae Holdings, Inc.	2,225	40,784
Cantaloupe, Inc.*	2,276	17,912
Cass Information Systems, Inc.	578	24,999
Compass Diversified Holdings	2,595	48,449
Enact Holdings, Inc.	1,099	38,190
Essent Group Ltd.	3,771	217,662
Evertec, Inc.	2,506	92,146
Federal Agricultural Mortgage Corp., Class C	352	66,004
Flywire Corp.*	4,636	44,042
HA Sustainable Infrastructure Capital, Inc.(x)	4,421	129,270
International Money Express, Inc.*	1,304	16,456
Jackson Financial, Inc., Class A	2,709	226,960
Marqeta, Inc., Class A*	17,342	71,449
Merchants Bancorp	709	26,233
Mr Cooper Group, Inc.*	2,405	287,638
NCR Atleos Corp.*	2,784	73,442
NewtekOne, Inc.	1,025	12,259
NMI Holdings, Inc., Class A*	3,035	109,412
Onity Group, Inc.*	283	9,147
Pagseguro Digital Ltd., Class A*	7,279	55,539
Payoneer Global, Inc.*	10,805	78,985
Paysafe Ltd.*	1,264	19,832
Paysign, Inc.*	1,436	3,044
PennyMac Financial Services, Inc.	967	96,806
Priority Technology Holdings, Inc.*	766	5,220
Radian Group, Inc.	5,742	189,888
Remitly Global, Inc.*	5,718	118,934
Repay Holdings Corp., Class A*	3,196	17,802
Sezzle, Inc.(x)*	546	19,050
StoneCo Ltd., Class A*	11,008	115,364
SWK Holdings Corp.*	160	2,782
Velocity Financial, Inc.*	373	6,979
Walker & Dunlop, Inc.	1,175	100,298
Waterstone Financial, Inc.	630	8,474

		2,607,787

Insurance (5.6%)
Ambac Financial Group, Inc.*	1,741	15,234
American Coastal Insurance Corp.	835	9,661
AMERISAFE, Inc.	734	38,572
Baldwin Insurance Group, Inc. (The), Class A*	2,582	115,390
Bowhead Specialty Holdings, Inc.*	361	14,675
CNO Financial Group, Inc.	88,948	3,704,684
Crawford & Co., Class A	366	4,180
Donegal Group, Inc., Class A	676	13,270
Employers Holdings, Inc.	940	47,602
Enstar Group Ltd.*	450	149,571
F&G Annuities & Life, Inc.	719	25,920
Fidelis Insurance Holdings Ltd.	2,051	33,226
Genworth Financial, Inc., Class A*	16,648	118,034
GoHealth, Inc., Class A*	172	2,110
Goosehead Insurance, Inc., Class A	860	101,532
Greenlight Capital Re Ltd., Class A*	1,144	15,501
Hamilton Insurance Group Ltd., Class B*	1,544	32,007
Hanover Insurance Group, Inc. (The)	25,509	4,437,290
HCI Group, Inc.	321	47,903
Heritage Insurance Holdings, Inc.*	968	13,959
Hippo Holdings, Inc.*	785	20,065
Horace Mann Educators Corp.	77,899	3,328,624
Investors Title Co.	53	12,777
James River Group Holdings Ltd.	1,303	5,473
Kingsway Financial Services, Inc.*	468	3,706
Lemonade, Inc.(x)*	2,007	63,080
Maiden Holdings Ltd.(x)*	3,993	2,277
MBIA, Inc.(x)*	1,772	8,825
Mercury General Corp.	1,034	57,801
NI Holdings, Inc.*	358	5,105
Oscar Health, Inc., Class A*	7,604	99,688
Palomar Holdings, Inc.*	987	135,298
ProAssurance Corp.*	1,987	46,396
Root, Inc., Class A*	334	44,569
Safety Insurance Group, Inc.	565	44,567
Selective Insurance Group, Inc.	2,316	212,007
Selectquote, Inc.*	5,223	17,445
SiriusPoint Ltd.*	2,639	45,628
Skyward Specialty Insurance Group, Inc.*	1,420	75,146
Stewart Information Services Corp.	1,049	74,846
Tiptree, Inc., Class A	748	18,019
Trupanion, Inc.*	1,262	47,035
TWFG, Inc., Class A*	229	7,078
United Fire Group, Inc.	465	13,699
Universal Insurance Holdings, Inc.	931	22,065

		13,351,540

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Advanced Flower Capital, Inc. (REIT)	711	3,960
AG Mortgage Investment Trust, Inc. (REIT)	1,219	8,899
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,984
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,186	49,630
Arbor Realty Trust, Inc. (REIT)(x)	7,044	82,767
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	10,404
ARMOUR Residential REIT, Inc. (REIT)(x)	1,987	33,978
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	6,649	132,980
BrightSpire Capital, Inc. (REIT), Class A	5,104	28,378
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	10,584
Chimera Investment Corp. (REIT)	3,044	39,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Claros Mortgage Trust, Inc. (REIT)	3,688	$13,756
Dynex Capital, Inc. (REIT)	3,027	39,412
Ellington Financial, Inc. (REIT)(x)	3,093	41,013
Franklin BSP Realty Trust, Inc. (REIT)	3,166	40,335
Granite Point Mortgage Trust, Inc. (REIT)	2,040	5,304
Invesco Mortgage Capital, Inc. (REIT)(x)	1,846	14,565
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	25,002
Ladder Capital Corp. (REIT)	4,506	51,413
MFA Financial, Inc. (REIT)	3,996	40,999
New York Mortgage Trust, Inc. (REIT)	3,703	24,032
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,382
Orchid Island Capital, Inc. (REIT)(x)	2,993	22,507
PennyMac Mortgage Investment Trust (REIT)	3,314	48,550
Ready Capital Corp. (REIT)(x)	6,578	33,482
Redwood Trust, Inc. (REIT)	4,806	29,172
Seven Hills Realty Trust (REIT)	542	6,770
Sunrise Realty Trust, Inc. (REIT)	237	2,624
TPG RE Finance Trust, Inc. (REIT)	2,375	19,356
Two Harbors Investment Corp. (REIT)	3,641	48,644

		916,936

Total Financials		57,878,429

Health Care (7.5%)
Biotechnology (3.1%)
2seventy bio, Inc.*	2,209	10,912
4D Molecular Therapeutics, Inc.*	2,111	6,819
89bio, Inc.*	3,152	22,915
Absci Corp.(x)*	3,383	8,491
ACADIA Pharmaceuticals, Inc.*	4,577	76,024
ACELYRIN, Inc.*	2,895	7,151
Achieve Life Sciences, Inc.(x)*	1,459	3,896
Acrivon Therapeutics, Inc.(x)*	390	792
Actinium Pharmaceuticals, Inc.(x)*	1,144	1,842
Acumen Pharmaceuticals, Inc.*	2,399	2,639
ADC Therapeutics SA(x)*	2,966	4,182
ADMA Biologics, Inc.*	8,598	170,584
Adverum Biotechnologies, Inc.(x)*	929	4,060
Aerovate Therapeutics, Inc.(x)*	447	1,122
Agenus, Inc.(x)*	753	1,133
Agios Pharmaceuticals, Inc.*	2,161	63,317
Akebia Therapeutics, Inc.*	7,668	14,723
Akero Therapeutics, Inc.*	2,789	112,899
Aldeyra Therapeutics, Inc.*	2,048	11,776
Alector, Inc.*	3,340	4,108
Alkermes plc*	6,135	202,578
Allogene Therapeutics, Inc.(x)*	5,657	8,259
Altimmune, Inc.(x)*	2,327	11,635
ALX Oncology Holdings, Inc.*	1,660	1,034
Amicus Therapeutics, Inc.*	11,276	92,012
AnaptysBio, Inc.(x)*	851	15,820
Anavex Life Sciences Corp.(x)*	3,015	25,869
Anika Therapeutics, Inc.*	595	8,943
Annexon, Inc.*	3,568	6,886
Apogee Therapeutics, Inc.*	1,472	54,994
Applied Therapeutics, Inc.(x)*	4,073	1,991
Arbutus Biopharma Corp.(x)*	5,773	20,148
Arcellx, Inc.*	1,719	112,766
Arcturus Therapeutics Holdings, Inc.*	948	10,039
Arcus Biosciences, Inc.*	2,196	17,239
Arcutis Biotherapeutics, Inc.*	4,093	64,014
Ardelyx, Inc.*	9,082	44,593
ArriVent Biopharma, Inc.(x)*	1,115	20,616
Arrowhead Pharmaceuticals, Inc.*	4,598	58,579
ARS Pharmaceuticals, Inc.(x)*	1,922	24,179
Artiva Biotherapeutics, Inc.(x)*	552	1,656
Astria Therapeutics, Inc.*	1,987	10,611
Atossa Therapeutics, Inc.(x)*	6,232	4,193
Aura Biosciences, Inc.*	1,920	11,251
Aurinia Pharmaceuticals, Inc.*	5,052	40,618
Avidity Biosciences, Inc.*	4,398	129,829
Avita Medical, Inc.*	1,033	8,409
Beam Therapeutics, Inc.*	3,546	69,253
Bicara Therapeutics, Inc.(x)*	318	4,144
BioCryst Pharmaceuticals, Inc.*	7,734	58,005
Biohaven Ltd.*	3,290	79,092
Biomea Fusion, Inc.(x)*	874	1,862
Black Diamond Therapeutics, Inc.*	1,574	2,440
Bluebird Bio, Inc.(x)*	505	2,464
Blueprint Medicines Corp.*	2,361	208,972
Boundless Bio, Inc.(x)*	976	1,474
Bridgebio Pharma, Inc.*	5,370	185,641
C4 Therapeutics, Inc.(x)*	2,484	3,974
Cabaletta Bio, Inc.*	2,115	2,929
CAMP4 Therapeutics Corp.*	396	1,584
Candel Therapeutics, Inc.(x)*	743	4,198
Capricor Therapeutics, Inc.*	1,107	10,505
Cardiff Oncology, Inc.(x)*	1,687	5,297
CareDx, Inc.*	1,950	34,612
Cargo Therapeutics, Inc.*	1,381	5,621
Caribou Biosciences, Inc.*	3,240	2,958
Cartesian Therapeutics, Inc.(x)*	384	5,061
Catalyst Pharmaceuticals, Inc.*	4,499	109,101
Celcuity, Inc.(x)*	1,070	10,818
Celldex Therapeutics, Inc.*	2,462	44,685
Century Therapeutics, Inc.(x)*	2,836	1,350
CervoMed, Inc.*	257	2,352
CG oncology, Inc.*	1,831	44,841
Cibus, Inc., Class A(x)*	714	1,335
Climb Bio, Inc.(x)*	1,033	1,260
Cogent Biosciences, Inc.*	3,565	21,354
Coherus Biosciences, Inc.*	3,363	2,714
Compass Therapeutics, Inc.(x)*	4,014	7,627
Corbus Pharmaceuticals Holdings, Inc.*	431	2,289
Crinetics Pharmaceuticals, Inc.*	3,355	112,527
Cullinan Therapeutics, Inc.*	2,060	15,594
Cytokinetics, Inc.*	4,510	181,257
Day One Biopharmaceuticals, Inc.*	2,148	17,034
Denali Therapeutics, Inc.*	4,810	65,392
Design Therapeutics, Inc.*	1,307	5,045
Dianthus Therapeutics, Inc.(x)*	934	16,943
Disc Medicine, Inc.*	761	37,776
Dynavax Technologies Corp.*	5,096	66,095
Dyne Therapeutics, Inc.*	3,153	32,980
Editas Medicine, Inc.(x)*	3,056	3,545
Elevation Oncology, Inc.(x)*	2,664	690
Enanta Pharmaceuticals, Inc.*	867	4,786
Entrada Therapeutics, Inc.*	941	8,507
Erasca, Inc.*	7,069	9,685
Fate Therapeutics, Inc.(x)*	4,143	3,273
Fennec Pharmaceuticals, Inc.(x)*	798	4,860
Fibrobiologics, Inc.(x)*	1,284	1,156
Foghorn Therapeutics, Inc.(x)*	1,017	3,712
Galectin Therapeutics, Inc.(x)*	1,223	1,492
Generation Bio Co.*	2,252	912
Geron Corp.*	22,799	36,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Greenwich Lifesciences, Inc.(x)*	334	$3,186
Gyre Therapeutics, Inc.(x)*	289	2,231
Halozyme Therapeutics, Inc.*	4,563	291,165
Heron Therapeutics, Inc.*	4,710	10,362
HilleVax, Inc.(x)*	1,426	2,068
Humacyte, Inc.(x)*	3,500	5,967
Ideaya Biosciences, Inc.*	3,298	54,021
IGM Biosciences, Inc.*	762	876
ImmunityBio, Inc.(x)*	6,003	18,069
Immunome, Inc.*	2,019	13,588
Immunovant, Inc.*	2,166	37,017
Inhibrx Biosciences, Inc.(x)*	76	1,063
Inmune Bio, Inc.(x)*	718	5,608
Inovio Pharmaceuticals, Inc.(x)*	1,076	1,754
Inozyme Pharma, Inc.(x)*	2,139	1,946
Insmed, Inc.*	6,432	490,697
Intellia Therapeutics, Inc.*	3,987	28,348
Invivyd, Inc.(x)*	4,243	2,568
Iovance Biotherapeutics, Inc.*	10,662	35,504
Ironwood Pharmaceuticals, Inc., Class A*	5,617	8,257
iTeos Therapeutics, Inc.*	638	3,809
Janux Therapeutics, Inc.*	1,074	28,998
Jasper Therapeutics, Inc.(x)*	480	2,064
KalVista Pharmaceuticals, Inc.*	1,363	15,729
Keros Therapeutics, Inc.*	1,118	11,392
Kiniksa Pharmaceuticals International plc, Class A*	1,312	29,140
Kodiak Sciences, Inc.*	1,411	3,958
Korro Bio, Inc.(x)*	258	4,492
Krystal Biotech, Inc.*	947	170,744
Kura Oncology, Inc.*	2,838	18,731
Kymera Therapeutics, Inc.*	1,841	50,388
Kyverna Therapeutics, Inc.(x)*	1,306	2,521
Larimar Therapeutics, Inc.(x)*	1,858	3,995
LENZ Therapeutics, Inc.(x)*	539	13,858
Lexeo Therapeutics, Inc.(x)*	977	3,390
Lexicon Pharmaceuticals, Inc.(x)*	5,154	2,375
Lineage Cell Therapeutics, Inc.(x)*	5,676	2,563
Lyell Immunopharma, Inc.(x)*	8,064	4,338
MacroGenics, Inc.*	2,411	3,062
Madrigal Pharmaceuticals, Inc.(x)*	686	227,224
MannKind Corp.*	10,091	50,758
MeiraGTx Holdings plc*	1,434	9,722
Mersana Therapeutics, Inc.*	4,031	1,387
Metagenomi, Inc.*	1,239	1,685
Metsera, Inc.(x)*	253	6,887
MiMedx Group, Inc.*	4,694	35,674
Mineralys Therapeutics, Inc.*	1,210	19,215
Mirum Pharmaceuticals, Inc.*	1,535	69,152
Monte Rosa Therapeutics, Inc.(x)*	1,384	6,422
Myriad Genetics, Inc.*	3,309	29,351
Neurogene, Inc.(x)*	436	5,106
Nkarta, Inc.(x)*	2,241	4,123
Novavax, Inc.(x)*	5,846	37,473
Nurix Therapeutics, Inc.*	2,704	32,123
Nuvalent, Inc., Class A*	1,352	95,884
Ocugen, Inc.(x)*	10,840	7,656
Olema Pharmaceuticals, Inc.*	1,729	6,501
Organogenesis Holdings, Inc., Class A*	2,281	9,854
ORIC Pharmaceuticals, Inc.*	2,403	13,409
Ovid therapeutics, Inc.*	2,623	818
PepGen, Inc.(x)*	181	254
Perspective Therapeutics, Inc.*	2,407	5,127
Praxis Precision Medicines, Inc.*	655	24,805
Precigen, Inc.(x)*	4,941	7,362
Prelude Therapeutics, Inc.*	436	335
Prime Medicine, Inc.(x)*	2,612	5,198
ProKidney Corp., Class A(x)*	4,265	3,737
Protagonist Therapeutics, Inc.*	2,337	113,017
Prothena Corp. plc(x)*	1,727	21,372
PTC Therapeutics, Inc.*	2,916	148,599
Puma Biotechnology, Inc.*	2,169	6,420
Pyxis Oncology, Inc.(x)*	2,098	2,056
Q32 Bio, Inc.*	250	412
RAPT Therapeutics, Inc.(x)*	1,299	1,585
Recursion Pharmaceuticals, Inc., Class A(x)*	9,551	50,525
REGENXBIO, Inc.*	1,905	13,621
Regulus Therapeutics, Inc.*	3,000	5,250
Relay Therapeutics, Inc.*	4,117	10,787
Renovaro, Inc.(x)*	3,504	1,903
Replimune Group, Inc.*	2,354	22,951
Revolution Medicines, Inc.*	6,670	235,851
Rhythm Pharmaceuticals, Inc.*	2,126	112,614
Rigel Pharmaceuticals, Inc.*	729	13,115
Rocket Pharmaceuticals, Inc.*	2,723	18,162
Sage Therapeutics, Inc.*	2,132	16,949
Sana Biotechnology, Inc.(x)*	5,600	9,408
Savara, Inc.(x)*	5,266	14,587
Scholar Rock Holding Corp.*	2,964	95,293
Sera Prognostics, Inc., Class A(x)*	1,169	4,302
Shattuck Labs, Inc.*	1,806	1,716
Skye Bioscience, Inc.*	986	1,568
Soleno Therapeutics, Inc.*	984	70,307
Solid Biosciences, Inc.*	1,107	4,096
SpringWorks Therapeutics, Inc.*	2,532	111,737
Spyre Therapeutics, Inc.*	1,240	20,007
Stoke Therapeutics, Inc.*	1,428	9,496
Summit Therapeutics, Inc.(x)*	3,522	67,939
Sutro Biopharma, Inc.*	4,109	2,673
Syndax Pharmaceuticals, Inc.*	2,877	35,344
Tango Therapeutics, Inc.*	1,974	2,704
Taysha Gene Therapies, Inc.(x)*	6,776	9,419
Tenaya Therapeutics, Inc.*	2,013	1,148
TG Therapeutics, Inc.*	5,334	210,320
Tourmaline Bio, Inc.*	978	14,875
Travere Therapeutics, Inc.*	2,902	52,004
TScan Therapeutics, Inc.*	1,627	2,245
Twist Bioscience Corp.*	2,218	87,079
Tyra Biosciences, Inc.*	619	5,757
Upstream Bio, Inc.*	291	1,781
UroGen Pharma Ltd.*	1,455	16,092
Vanda Pharmaceuticals, Inc.*	2,430	11,154
Vaxcyte, Inc.*	4,734	178,756
Vera Therapeutics, Inc., Class A*	1,738	41,747
Veracyte, Inc.*	3,094	91,737
Verastem, Inc.(x)*	1,051	6,338
Vericel Corp.*	1,872	83,529
Verve Therapeutics, Inc.*	2,626	12,001
Vir Biotechnology, Inc.*	2,276	14,748
Viridian Therapeutics, Inc.*	2,829	38,135
Voyager Therapeutics, Inc.*	2,054	6,942
Werewolf Therapeutics, Inc.*	1,262	1,227
X4 Pharmaceuticals, Inc.(x)*	5,415	1,280
XBiotech, Inc.(x)*	766	2,482
Xencor, Inc.*	2,592	27,579
XOMA Royalty Corp.*	322	6,417
Y-mAbs Therapeutics, Inc.*	1,522	6,742
Zenas Biopharma, Inc.(x)*	631	4,985
Zentalis Pharmaceuticals, Inc.*	2,378	3,781
Zura Bio Ltd., Class A(x)*	1,841	2,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zymeworks, Inc.*	2,159	$25,714

		7,429,308

Health Care Equipment & Supplies (2.2%)
Accuray, Inc.*	4,103	7,344
Alphatec Holdings, Inc.*	4,007	40,631
AngioDynamics, Inc.*	1,005	9,437
Artivion, Inc.*	1,538	37,804
AtriCure, Inc.*	1,783	57,520
Avanos Medical, Inc.*	1,776	25,450
Axogen, Inc.*	1,635	30,248
Bioventus, Inc., Class A*	1,590	14,548
Ceribell, Inc.*	194	3,727
Cerus Corp.*	7,555	10,501
CONMED Corp.(x)	1,185	71,562
CVRx, Inc.*	489	5,980
Embecta Corp.	2,290	29,197
Envista Holdings Corp.*	146,849	2,534,614
Fractyl Health, Inc.(x)*	2,050	2,440
Glaukos Corp.*	1,867	183,750
Haemonetics Corp.*	1,813	115,216
ICU Medical, Inc.*	822	114,143
Inmode Ltd.*	2,722	48,288
Inogen, Inc.*	950	6,774
Integer Holdings Corp.*	1,274	150,345
Integra LifeSciences Holdings Corp.*	2,637	57,988
iRadimed Corp.	315	16,531
iRhythm Technologies, Inc.*	1,194	124,988
Lantheus Holdings, Inc.*	2,623	256,005
LeMaitre Vascular, Inc.	765	64,184
LivaNova plc*	2,087	81,977
Merit Medical Systems, Inc.*	2,178	230,236
Neogen Corp.*	8,346	72,360
NeuroPace, Inc.*	562	6,907
Nevro Corp.*	1,458	8,515
Novocure Ltd.*	4,122	73,454
Omnicell, Inc.*	1,770	61,879
OraSure Technologies, Inc.*	2,772	9,342
Orchestra BioMed Holdings, Inc.(x)*	1,122	4,802
Orthofix Medical, Inc.*	1,356	22,116
OrthoPediatrics Corp.*	659	16,231
Paragon 28, Inc.*	1,788	23,351
PROCEPT BioRobotics Corp.*	1,702	99,159
Pulmonx Corp.*	1,522	10,243
Pulse Biosciences, Inc.(x)*	723	11,633
RxSight, Inc.*	1,441	36,385
Sanara Medtech, Inc.*	167	5,155
Semler Scientific, Inc.*	95	3,439
SI-BONE, Inc.*	1,605	22,518
Sight Sciences, Inc.*	1,454	3,490
STAAR Surgical Co.*	1,817	32,034
Stereotaxis, Inc.*	2,934	5,164
Surmodics, Inc.*	560	17,097
Tactile Systems Technology, Inc.*	958	12,665
Tandem Diabetes Care, Inc.*	2,514	48,168
TransMedics Group, Inc.(x)*	1,260	84,773
Treace Medical Concepts, Inc.*	1,841	15,446
UFP Technologies, Inc.*	278	56,075
Utah Medical Products, Inc.	120	6,725
Varex Imaging Corp.*	1,530	17,748
Zimvie, Inc.*	1,053	11,372
Zynex, Inc.(x)*	485	1,067

		5,130,741

Health Care Providers & Services (1.2%)
Accolade, Inc.*	2,735	19,090
AdaptHealth Corp., Class A*	3,902	42,298
Addus HomeCare Corp.*	669	66,157
agilon health, Inc.*	11,419	49,444
AirSculpt Technologies, Inc.(x)*	535	1,249
Alignment Healthcare, Inc.*	3,752	69,862
AMN Healthcare Services, Inc.*	1,460	35,712
Ardent Health Partners, Inc.*	442	6,078
Astrana Health, Inc.*	1,649	51,135
Aveanna Healthcare Holdings, Inc.*	1,637	8,873
BrightSpring Health Services, Inc.*	2,077	37,573
Brookdale Senior Living, Inc.*	7,424	46,474
Castle Biosciences, Inc.*	1,002	20,060
Community Health Systems, Inc.*	5,087	13,735
Concentra Group Holdings Parent, Inc.	4,234	91,878
CorVel Corp.*	1,014	113,538
Cross Country Healthcare, Inc.*	1,248	18,583
DocGo, Inc.(x)*	3,984	10,518
Enhabit, Inc.*	2,030	17,844
Ensign Group, Inc. (The)	2,116	273,810
Fulgent Genetics, Inc.(x)*	738	12,472
GeneDx Holdings Corp., Class A*	492	43,574
Guardant Health, Inc.*	4,735	201,711
HealthEquity, Inc.*	3,270	288,970
Hims & Hers Health, Inc.*	7,231	213,676
InfuSystem Holdings, Inc.*	799	4,299
Innovage Holding Corp.*	953	2,840
Joint Corp. (The)*	451	5,633
LifeStance Health Group, Inc.*	5,494	36,590
ModivCare, Inc.(x)*	348	458
Nano-X Imaging Ltd.(x)*	1,963	9,805
National HealthCare Corp.	468	43,430
National Research Corp.	634	8,115
NeoGenomics, Inc.*	4,954	47,013
OPKO Health, Inc.(x)*	13,480	22,377
Option Care Health, Inc.*	6,545	228,748
Owens & Minor, Inc.*	2,909	26,268
PACS Group, Inc.*	1,487	16,714
Patterson Cos., Inc.	2,675	83,567
Pediatrix Medical Group, Inc.*	3,253	47,136
Pennant Group, Inc. (The)*	1,168	29,375
Performant Healthcare, Inc.*	2,960	8,762
Privia Health Group, Inc.*	3,843	86,275
Progyny, Inc.*	2,982	66,618
Quipt Home Medical Corp.*	1,775	4,136
RadNet, Inc.*	2,528	125,692
Select Medical Holdings Corp.	4,182	69,839
Surgery Partners, Inc.*	2,917	69,279
Talkspace, Inc.*	5,208	13,332
US Physical Therapy, Inc.	561	40,594
Viemed Healthcare, Inc.*	1,502	10,935

		2,862,144

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	1,986	5,740
Evolent Health, Inc., Class A*	4,279	40,522
Health Catalyst, Inc.*	2,421	10,967
HealthStream, Inc.	944	30,378
LifeMD, Inc.*	1,470	7,997
OptimizeRx Corp.*	969	8,392
Phreesia, Inc.*	2,147	54,877
Schrodinger, Inc.(x)*	2,152	42,481
Simulations Plus, Inc.	616	15,104
Teladoc Health, Inc.*	6,596	52,504
Waystar Holding Corp.*	2,720	101,619

		370,581

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.*	4,139	30,753
Akoya Biosciences, Inc.(x)*	657	913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
BioLife Solutions, Inc.*	1,286	$29,372
Codexis, Inc.*	2,907	7,820
CryoPort, Inc.*	1,749	10,634
Cytek Biosciences, Inc.*	4,876	19,553
Harvard Bioscience, Inc.*	1,721	974
Lifecore Biomedical, Inc.(x)*	1,093	7,695
Maravai LifeSciences Holdings, Inc., Class A*	4,679	10,341
MaxCyte, Inc.*	4,124	11,258
Mesa Laboratories, Inc.	200	23,732
Nautilus Biotechnology, Inc., Class A*	2,090	1,799
Niagen Bioscience, Inc.*	2,104	14,518
OmniAb, Inc. (Earn Out Shares)(r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	3,388	8,131
Pacific Biosciences of California, Inc.(x)*	10,163	11,992
Quanterix Corp.*	1,430	9,309
Quantum-Si, Inc.(x)*	3,948	4,738
Standard BioTools, Inc.*	11,628	12,558

		216,090

Pharmaceuticals (0.7%)
Alto Neuroscience, Inc.(x)*	911	1,968
Alumis, Inc.(x)*	503	3,088
Amneal Pharmaceuticals, Inc.*	5,867	49,165
Amphastar Pharmaceuticals, Inc.*	1,518	44,007
ANI Pharmaceuticals, Inc.*	685	45,861
Aquestive Therapeutics, Inc.*	3,146	9,123
Arvinas, Inc.*	2,367	16,616
Atea Pharmaceuticals, Inc.*	3,426	10,244
Avadel Pharmaceuticals plc (ADR)*	3,408	26,685
Axsome Therapeutics, Inc.*	1,407	164,098
BioAge Labs, Inc.*	580	2,181
Biote Corp., Class A*	1,326	4,416
Cassava Sciences, Inc.*	1,544	2,316
Collegium Pharmaceutical, Inc.*	1,168	34,865
Contineum Therapeutics, Inc., Class A*	323	2,255
Corcept Therapeutics, Inc.*	3,083	352,140
CorMedix, Inc.(x)*	1,963	12,092
Edgewise Therapeutics, Inc.*	2,782	61,204
Enliven Therapeutics, Inc.(x)*	1,370	26,962
Esperion Therapeutics, Inc.(x)*	8,005	11,527
Evolus, Inc.*	2,134	25,672
EyePoint Pharmaceuticals, Inc.*	2,380	12,900
Fulcrum Therapeutics, Inc.*	2,629	7,571
Harmony Biosciences Holdings, Inc.*	1,439	47,760
Harrow, Inc.*	1,180	31,388
Innoviva, Inc.*	2,186	39,632
Ligand Pharmaceuticals, Inc.*	659	69,287
Liquidia Corp.*	2,453	36,182
MBX Biosciences, Inc.(x)*	289	2,133
MediWound Ltd.(x)*	300	4,656
Mind Medicine MindMed, Inc.(x)*	3,050	17,842
Nektar Therapeutics*	7,563	5,143
Neumora Therapeutics, Inc.(x)*	3,054	3,054
Nuvation Bio, Inc.*	7,158	12,598
Ocular Therapeutix, Inc.*	5,963	43,709
Omeros Corp.(x)*	1,365	11,220
Pacira BioSciences, Inc.*	1,662	41,301
Phathom Pharmaceuticals, Inc.(x)*	1,412	8,853
Phibro Animal Health Corp., Class A	811	17,323
Pliant Therapeutics, Inc.*	2,247	3,033
Prestige Consumer Healthcare, Inc.*	1,827	157,067
Rapport Therapeutics, Inc.*	348	3,490
Scilex Holding Co.(r)*	3,124	582
scPharmaceuticals, Inc.(x)*	1,270	3,340
Septerna, Inc.(x)*	311	1,801
SIGA Technologies, Inc.(x)*	1,793	9,826
Supernus Pharmaceuticals, Inc.*	1,927	63,109
Tarsus Pharmaceuticals, Inc.*	1,388	71,302
Telomir Pharmaceuticals, Inc.(x)*	1,121	3,621
Terns Pharmaceuticals, Inc.*	2,594	7,159
Theravance Biopharma, Inc.*	1,520	13,574
Third Harmonic Bio, Inc.*	857	2,974
Trevi Therapeutics, Inc.*	1,831	11,517
Ventyx Biosciences, Inc.*	2,058	2,367
Verrica Pharmaceuticals, Inc.*	918	406
Veru, Inc.(x)*	6,461	3,167
WaVe Life Sciences Ltd.*	3,586	28,975
Xeris Biopharma Holdings, Inc.*	5,890	32,336
Zevra Therapeutics, Inc.*	1,526	11,430

		1,750,113

Total Health Care		17,758,977

Industrials (21.3%)
Aerospace & Defense (4.4%)
AAR Corp.*	1,333	74,635
AeroVironment, Inc.*	1,072	127,772
AerSale Corp.*	535	4,007
Archer Aviation, Inc., Class A(x)*	11,071	78,715
Astronics Corp.*	847	20,472
Babcock International Group plc	258,034	2,413,204
Byrna Technologies, Inc.*	674	11,350
Cadre Holdings, Inc.	1,021	30,232
Ducommun, Inc.*	562	32,613
Eve Holding, Inc.(x)*	796	2,643
Intuitive Machines, Inc.*	970	7,226
Kratos Defense & Security Solutions, Inc.*	5,667	168,253
Leonardo DRS, Inc.	2,870	94,365
Melrose Industries plc	307,705	1,888,418
Mercury Systems, Inc.*	1,987	85,620
Moog, Inc., Class A	1,091	189,125
National Presto Industries, Inc.	214	18,813
Park Aerospace Corp.	807	10,854
QinetiQ Group plc	637,692	3,181,278
Redwire Corp.(x)*	417	3,457
Rocket Lab USA, Inc.(x)*	13,273	237,321
Senior plc	823,110	1,582,119
Triumph Group, Inc.*	2,796	70,851
V2X, Inc.*	565	27,713
Virgin Galactic Holdings, Inc.*	694	2,103
VirTra, Inc.(x)*	506	2,059

		10,365,218

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	1,843	41,357
Forward Air Corp.*	961	19,307
Hub Group, Inc., Class A	2,306	85,714
Radiant Logistics, Inc.*	1,582	9,729

		156,107

Building Products (2.1%)
American Woodmark Corp.*	8,245	485,053
Apogee Enterprises, Inc.	813	37,666
AZZ, Inc.	1,126	94,145
Caesarstone Ltd.(x)*	1,120	2,722
CSW Industrials, Inc.	638	185,990
Gibraltar Industries, Inc.*	1,151	67,518
Griffon Corp.	1,373	98,169
Insteel Industries, Inc.	765	20,119
Janus International Group, Inc.*	5,463	39,333
JELD-WEN Holding, Inc.*	3,265	19,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Masterbrand, Inc.*	4,905	$64,059
Quanex Building Products Corp.	1,759	32,700
Resideo Technologies, Inc.*	5,598	99,085
Tecnoglass, Inc.	878	62,821
UFP Industries, Inc.	32,094	3,435,342
Zurn Elkay Water Solutions Corp.	5,459	180,038

		4,924,252

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	2,436	115,369
ACCO Brands Corp.	3,613	15,138
ACV Auctions, Inc., Class A(x)*	5,668	79,862
BrightView Holdings, Inc.*	2,221	28,518
Brink’s Co. (The)	1,627	140,182
Casella Waste Systems, Inc., Class A*	2,377	265,059
CECO Environmental Corp.*	1,126	25,673
Cimpress plc*	659	29,807
CompX International, Inc.	68	1,409
CoreCivic, Inc.*	4,161	84,427
Deluxe Corp.	1,700	26,877
Driven Brands Holdings, Inc.*	2,163	37,074
Ennis, Inc.	821	16,494
Enviri Corp.*	3,208	21,333
GEO Group, Inc. (The)*	4,879	142,516
Healthcare Services Group, Inc.*	2,848	28,708
HNI Corp.	16,315	723,570
Interface, Inc., Class A	2,153	42,715
LanzaTech Global, Inc.(x)*	5,103	1,235
Liquidity Services, Inc.*	824	25,552
Matthews International Corp., Class A	1,170	26,021
MillerKnoll, Inc.	2,687	51,429
Montrose Environmental Group, Inc.*	1,233	17,583
NL Industries, Inc.	460	3,634
OPENLANE, Inc.*	4,166	80,320
Perma-Fix Environmental Services, Inc.(x)*	555	4,035
Pitney Bowes, Inc.	6,063	54,870
Pursuit Attractions and Hospitality, Inc.*	808	28,595
Quad/Graphics, Inc.	839	4,573
Quest Resource Holding Corp.*	791	2,057
Steelcase, Inc., Class A	3,593	39,379
UniFirst Corp.	574	99,876
Virco Mfg. Corp.	456	4,314
VSE Corp.	692	83,033

		2,351,237

Construction & Engineering (3.0%)
Ameresco, Inc., Class A*	1,308	15,801
Arcosa, Inc.	1,853	142,903
Argan, Inc.	478	62,699
Bowman Consulting Group Ltd., Class A*	605	13,207
Centuri Holdings, Inc.*	579	9,490
Concrete Pumping Holdings, Inc.	789	4,308
Construction Partners, Inc., Class A*	1,646	118,298
Dycom Industries, Inc.*	1,083	164,984
Fluor Corp.*	6,330	226,741
Granite Construction, Inc.	1,625	122,525
Great Lakes Dredge & Dock Corp.*	2,537	22,072
IES Holdings, Inc.*	312	51,514
Limbach Holdings, Inc.*	398	29,639
Matrix Service Co.*	1,120	13,922
MYR Group, Inc.*	613	69,324
Northwest Pipe Co.*	382	15,777
Orion Group Holdings, Inc.*	1,299	6,794
Primoris Services Corp.	1,974	113,327
Southland Holdings, Inc.*	165	493
Sterling Infrastructure, Inc.*	1,139	128,946
Tutor Perini Corp.*	1,665	38,595
Valmont Industries, Inc.	10,232	2,919,906
WillScot Holdings Corp.	107,273	2,982,189

		7,273,454

Electrical Equipment (1.3%)
Allient, Inc.	541	11,891
American Superconductor Corp.*	1,347	24,435
Amprius Technologies, Inc.*	237	635
Array Technologies, Inc.*	5,722	27,866
Atkore, Inc.	1,279	76,727
Blink Charging Co.(x)*	4,339	3,982
Bloom Energy Corp., Class A(x)*	7,669	150,773
ChargePoint Holdings, Inc.(x)*	16,445	9,949
Energy Vault Holdings, Inc.(x)*	4,313	2,999
EnerSys	1,392	127,479
Enovix Corp.(x)*	6,296	46,213
Fluence Energy, Inc., Class A(x)*	2,520	12,222
FuelCell Energy, Inc.*	591	2,713
GrafTech International Ltd.(x)*	8,889	7,773
Hyliion Holdings Corp.*	3,025	4,235
LSI Industries, Inc.	1,151	19,567
NANO Nuclear Energy, Inc.(x)*	620	16,405
Net Power, Inc.*	896	2,356
NEXTracker, Inc., Class A*	5,494	231,517
NuScale Power Corp., Class A(x)*	3,087	43,712
Plug Power, Inc.(x)*	30,566	41,264
Powell Industries, Inc.	357	60,808
Preformed Line Products Co.	97	13,589
Regal Rexnord Corp.	17,178	1,955,715
SES AI Corp.(x)*	5,492	2,860
Shoals Technologies Group, Inc., Class A*	6,468	21,474
SolarMax Technology, Inc.(x)*	1,515	1,818
Stem, Inc.(x)*	6,692	2,344
Sunrun, Inc.(x)*	8,501	49,816
T1 Energy, Inc.(x)*	4,749	5,984
Thermon Group Holdings, Inc.*	1,285	35,787
TPI Composites, Inc.(x)*	1,843	1,485
Ultralife Corp.*	542	2,916
Vicor Corp.*	879	41,120

		3,060,429

Ground Transportation (1.2%)
ArcBest Corp.	903	63,734
Covenant Logistics Group, Inc., Class A	654	14,519
FTAI Infrastructure, Inc.	4,119	18,659
Heartland Express, Inc.	1,818	16,762
Hertz Global Holdings, Inc.(x)*	4,773	18,806
Knight-Swift Transportation Holdings, Inc., Class A	39,416	1,714,202
Marten Transport Ltd.	2,197	30,143
PAMT Corp.*	268	3,253
Proficient Auto Logistics, Inc.*	563	4,712
RXO, Inc.*	45,292	865,077
Universal Logistics Holdings, Inc.	183	4,802
Werner Enterprises, Inc.	2,338	68,503

		2,823,172

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	1,058	28,164

Machinery (5.1%)
374Water, Inc.(x)*	2,605	886
3D Systems Corp.*	5,273	11,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Alamo Group, Inc.	397	$70,749
Albany International Corp., Class A	1,195	82,503
Astec Industries, Inc.	890	30,661
Atmus Filtration Technologies, Inc.	3,197	117,426
Blue Bird Corp.*	1,216	39,362
Chart Industries, Inc.*	25,358	3,660,681
Columbus McKinnon Corp.	1,017	17,218
Commercial Vehicle Group, Inc.*	1,413	1,625
Douglas Dynamics, Inc.	871	20,233
Eastern Co. (The)	217	5,494
Energy Recovery, Inc.*	2,233	35,482
Enerpac Tool Group Corp., Class A	2,081	93,354
Enpro, Inc.	801	129,594
ESCO Technologies, Inc.	987	157,051
Federal Signal Corp.	2,179	160,265
Franklin Electric Co., Inc.	1,708	160,347
Gates Industrial Corp. plc*	76,261	1,403,965
Gencor Industries, Inc.*	464	5,642
Gorman-Rupp Co. (The)	816	28,642
Graham Corp.*	434	12,508
Greenbrier Cos., Inc. (The)	1,102	56,444
Helios Technologies, Inc.	1,266	40,626
Hillenbrand, Inc.	2,679	64,671
Hillman Solutions Corp.*	7,600	66,804
Hyster-Yale, Inc.	442	18,361
JBT Marel Corp.	1,752	214,094
Kadant, Inc.	447	150,599
Kennametal, Inc.	2,986	63,602
L B Foster Co., Class A*	384	7,557
Lindsay Corp.	403	50,988
Luxfer Holdings plc	1,050	12,453
Manitowoc Co., Inc. (The)*	1,407	12,086
Mayville Engineering Co., Inc.*	486	6,527
Middleby Corp. (The)*	8,449	1,284,079
Miller Industries, Inc.	427	18,092
Mueller Industries, Inc.	4,106	312,631
Mueller Water Products, Inc., Class A	99,630	2,532,595
NN, Inc.*	2,140	4,836
Omega Flex, Inc.	149	5,182
Park-Ohio Holdings Corp.	369	7,970
Proto Labs, Inc.*	927	32,482
REV Group, Inc.	1,990	62,884
Shyft Group, Inc. (The)	1,385	11,205
SPX Technologies, Inc.*	1,715	220,858
Standex International Corp.	454	73,271
Taylor Devices, Inc.(x)*	39	1,259
Tennant Co.	710	56,622
Terex Corp.	2,439	92,145
Titan International, Inc.*	2,105	17,661
Trinity Industries, Inc.	3,124	87,659
Twin Disc, Inc.	569	4,307
Wabash National Corp.	1,593	17,603
Watts Water Technologies, Inc., Class A	992	202,289
Worthington Enterprises, Inc.	1,187	59,457

		12,114,766

Marine Transportation (0.1%)
Costamare, Inc.	1,629	16,029
Genco Shipping & Trading Ltd.	1,626	21,723
Golden Ocean Group Ltd.(x)	4,648	37,091
Himalaya Shipping Ltd.(x)	1,210	6,631
Matson, Inc.	1,246	159,700
Pangaea Logistics Solutions Ltd.	764	3,637
Safe Bulkers, Inc.	2,395	8,838

		253,649

Passenger Airlines (0.1%)
Allegiant Travel Co.	584	30,164
Blade Air Mobility, Inc.*	2,500	6,825
Frontier Group Holdings, Inc.*	1,633	7,087
JetBlue Airways Corp.*	11,894	57,329
Joby Aviation, Inc.(x)*	16,538	99,559
SkyWest, Inc.*	1,517	132,540
Sun Country Airlines Holdings, Inc.*	1,545	19,034
Wheels Up Experience, Inc.(x)*	3,799	3,837

		356,375

Professional Services (0.9%)
Alight, Inc., Class A	16,094	95,437
Asure Software, Inc.*	503	4,804
Barrett Business Services, Inc.	980	40,327
BlackSky Technology, Inc., Class A(x)*	650	5,024
CBIZ, Inc.*	1,760	133,514
Conduent, Inc.*	6,227	16,813
CRA International, Inc.	249	43,127
CSG Systems International, Inc.	1,123	67,908
DLH Holdings Corp.*	730	2,956
ExlService Holdings, Inc.*	5,990	282,788
Exponent, Inc.	1,920	155,635
First Advantage Corp.*	2,188	30,829
FiscalNote Holdings, Inc.(x)*	2,739	2,213
Forrester Research, Inc.*	473	4,371
Franklin Covey Co.*	446	12,318
Heidrick & Struggles International, Inc.	743	31,823
HireQuest, Inc.	236	2,808
Huron Consulting Group, Inc.*	673	96,542
IBEX Holdings Ltd.*	343	8,352
ICF International, Inc.	713	60,584
Innodata, Inc.*	1,037	37,228
Insperity, Inc.	1,320	117,784
Kelly Services, Inc., Class A	1,215	16,002
Kforce, Inc.	698	34,125
Korn Ferry	1,932	131,048
Legalzoom.com, Inc.*	4,921	42,370
Maximus, Inc.	2,148	146,472
Mistras Group, Inc.*	916	9,691
NV5 Global, Inc.*	1,981	38,174
Planet Labs PBC*	8,574	28,980
Resolute Holdings Management, Inc.(x)*	41	1,285
Resources Connection, Inc.	1,162	7,599
Spire Global, Inc.(x)*	945	7,645
TriNet Group, Inc.	1,128	89,383
TrueBlue, Inc.*	1,319	7,004
TTEC Holdings, Inc.	825	2,714
Upwork, Inc.*	4,722	61,622
Verra Mobility Corp., Class A*	6,306	141,948
Willdan Group, Inc.*	423	17,225
WNS Holdings Ltd.*	1,643	101,028

		2,137,500

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.(x)	939	4,404
Applied Industrial Technologies, Inc.	1,441	324,715
Beacon Roofing Supply, Inc.*	2,317	286,613
BlueLinx Holdings, Inc.*	308	23,094
Boise Cascade Co.	1,438	141,053
Custom Truck One Source, Inc.(x)*	1,990	8,398
Distribution Solutions Group, Inc.*	434	12,152
DNOW, Inc.*	4,032	68,866
DXP Enterprises, Inc.*	480	39,485
EVI Industries, Inc.	209	3,507
FTAI Aviation Ltd.	3,870	429,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	1,355	$210,391
Global Industrial Co.	539	12,073
GMS, Inc.*	1,435	104,999
H&E Equipment Services, Inc.	1,152	109,198
Herc Holdings, Inc.	1,074	144,206
Hudson Technologies, Inc.*	1,790	11,044
Karat Packaging, Inc.	208	5,529
McGrath RentCorp	22,169	2,469,627
MRC Global, Inc.*	3,265	37,482
Rush Enterprises, Inc., Class A	2,288	122,202
Rush Enterprises, Inc., Class B	375	21,195
Titan Machinery, Inc.*	794	13,530
Transcat, Inc.*	346	25,760
Willis Lease Finance Corp.	111	17,535
Xometry, Inc., Class A*	1,598	39,822

		4,686,566

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	464	6,037

Total Industrials		50,536,926

Information Technology (9.6%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.*	3,192	27,834
Applied Optoelectronics, Inc.(x)*	1,567	24,054
Aviat Networks, Inc.*	434	8,320
Calix, Inc.*	2,279	80,768
Clearfield, Inc.*	484	14,385
CommScope Holding Co., Inc.*	8,270	43,914
Digi International, Inc.*	1,387	38,600
Extreme Networks, Inc.*	4,988	65,991
Harmonic, Inc.*	4,158	39,875
NETGEAR, Inc.*	1,022	24,998
NetScout Systems, Inc.*	2,619	55,025
Ribbon Communications, Inc.*	3,750	14,700
Viasat, Inc.*	4,553	47,442
Viavi Solutions, Inc.*	8,301	92,888

		578,794

Electronic Equipment, Instruments & Components (4.1%)
908 Devices, Inc.*	903	4,046
Advanced Energy Industries, Inc.	1,428	136,103
Aeva Technologies, Inc.(x)*	689	4,823
Arlo Technologies, Inc.*	3,774	37,249
Badger Meter, Inc.	1,093	207,943
Bel Fuse, Inc., Class A	83	5,981
Bel Fuse, Inc., Class B	395	29,570
Belden, Inc.	1,503	150,676
Benchmark Electronics, Inc.	47,501	1,806,463
Climb Global Solutions, Inc.	166	18,386
CTS Corp.	1,128	46,868
Daktronics, Inc.*	1,532	18,660
ePlus, Inc.*	1,020	62,251
Evolv Technologies Holdings, Inc.*	4,630	14,446
Fabrinet*	1,367	269,996
FARO Technologies, Inc.*	766	20,912
Insight Enterprises, Inc.*	1,040	155,990
Itron, Inc.*	1,724	180,606
Kimball Electronics, Inc.*	964	15,858
Knowles Corp.*	85,836	1,304,707
Lightwave Logic, Inc.*	4,960	5,084
Methode Electronics, Inc.	1,101	7,024
MicroVision, Inc.(x)*	7,782	9,650
Mirion Technologies, Inc., Class A*	7,914	114,753
Napco Security Technologies, Inc.	1,338	30,801
nLight, Inc.*	1,820	14,141
Novanta, Inc.*	1,367	174,798
OSI Systems, Inc.*	606	117,770
Ouster, Inc.*	1,833	16,460
PAR Technology Corp.(x)*	1,313	80,539
PC Connection, Inc.	448	27,964
Plexus Corp.*	1,026	131,461
Powerfleet, Inc.*	3,833	21,043
Richardson Electronics Ltd.	526	5,870
Rogers Corp.*	716	48,352
Sanmina Corp.*	47,232	3,598,134
ScanSource, Inc.*	918	31,221
SmartRent, Inc., Class A*	7,548	9,133
TTM Technologies, Inc.*	39,025	800,403
Vishay Intertechnology, Inc.	4,837	76,908
Vishay Precision Group, Inc.*	431	10,383

		9,823,426

IT Services (0.2%)
Applied Digital Corp.(x)*	7,386	41,509
ASGN, Inc.*	1,568	98,815
Backblaze, Inc., Class A*	1,691	8,168
BigBear.ai Holdings, Inc.(x)*	4,053	11,592
BigCommerce Holdings, Inc.*	2,879	16,583
Couchbase, Inc.*	1,331	20,963
DigitalOcean Holdings, Inc.*	2,513	83,909
Fastly, Inc., Class A*	5,103	32,302
Grid Dynamics Holdings, Inc.*	2,299	35,979
Hackett Group, Inc. (The)	930	27,175
Information Services Group, Inc.	1,713	6,698
Rackspace Technology, Inc.*	2,744	4,637
Tucows, Inc., Class A*	330	5,570
Unisys Corp.*	2,884	13,238

		407,138

Semiconductors & Semiconductor Equipment (0.8%)
ACM Research, Inc., Class A*	1,902	44,393
Aehr Test Systems(x)*	1,138	8,296
Alpha & Omega Semiconductor Ltd.*	939	23,344
Ambarella, Inc.*	1,462	73,582
Axcelis Technologies, Inc.*	1,252	62,187
CEVA, Inc.*	902	23,100
Cohu, Inc.*	1,682	24,742
Credo Technology Group Holding Ltd.*	5,340	214,454
Diodes, Inc.*	1,747	75,418
Everspin Technologies, Inc.(x)*	875	4,462
FormFactor, Inc.*	2,957	83,654
Ichor Holdings Ltd.*	1,279	28,918
Impinj, Inc.(x)*	877	79,544
indie Semiconductor, Inc., Class A(x)*	5,739	11,679
Kulicke & Soffa Industries, Inc.	2,047	67,510
MaxLinear, Inc., Class A*	3,088	33,536
Navitas Semiconductor Corp., Class A(x)*	2,922	5,990
NVE Corp.	179	11,409
PDF Solutions, Inc.*	1,199	22,913
Penguin Solutions, Inc.*	1,907	33,125
Photronics, Inc.*	2,342	48,620
Power Integrations, Inc.	2,076	104,838
QuickLogic Corp.(x)*	625	3,194
Rambus, Inc.*	4,073	210,880
Rigetti Computing, Inc.(x)*	6,462	51,179
Semtech Corp.*	2,773	95,391
Silicon Laboratories, Inc.*	1,225	137,898
SiTime Corp.*	710	108,538
SkyWater Technology, Inc.(x)*	1,127	7,990
Synaptics, Inc.*	1,517	96,663
Ultra Clean Holdings, Inc.*	1,704	36,483
Veeco Instruments, Inc.*	2,109	42,349

		1,876,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.2%)
8x8, Inc.*	4,741	$9,482
A10 Networks, Inc.	2,717	44,396
ACI Worldwide, Inc.*	85,605	4,683,450
Adeia, Inc.	4,124	54,519
Agilysys, Inc.*	860	62,384
Alarm.com Holdings, Inc.*	1,818	101,172
Alkami Technology, Inc.*	2,053	53,891
Amplitude, Inc., Class A*	2,852	29,062
Appian Corp., Class A*	1,523	43,878
Arteris, Inc.*	1,169	8,078
Asana, Inc., Class A*	3,117	45,415
AudioEye, Inc.*	243	2,697
Aurora Innovation, Inc., Class A(x)*	36,617	246,249
AvePoint, Inc.*	4,977	71,868
Bit Digital, Inc.(x)*	5,071	10,243
Blackbaud, Inc.*	1,561	96,860
BlackLine, Inc.*	2,204	106,718
Blend Labs, Inc., Class A*	9,168	30,713
Box, Inc., Class A*	5,354	165,224
Braze, Inc., Class A*	2,536	91,499
C3.ai, Inc., Class A(x)*	4,235	89,147
Cerence, Inc.*	1,633	12,901
Cipher Mining, Inc.*	8,062	18,543
Cleanspark, Inc.(x)*	9,686	65,090
Clear Secure, Inc., Class A	3,350	86,798
Clearwater Analytics Holdings, Inc., Class A*	6,807	182,428
Commvault Systems, Inc.*	1,661	262,039
Consensus Cloud Solutions, Inc.*	737	17,010
Core Scientific, Inc.*	6,845	49,558
CS Disco, Inc.*	1,040	4,254
Daily Journal Corp.*	56	22,271
Digimarc Corp.(x)*	578	7,410
Digital Turbine, Inc.*	4,132	11,218
Domo, Inc., Class B*	1,316	10,212
D-Wave Quantum, Inc.(x)*	6,061	46,064
E2open Parent Holdings, Inc.*	8,174	16,348
eGain Corp.*	715	3,468
Enfusion, Inc., Class A*	2,003	22,333
EverCommerce, Inc.*	742	7,479
Freshworks, Inc., Class A*	7,903	111,511
Hut 8 Corp.*	3,177	36,917
I3 Verticals, Inc., Class A*	907	22,376
Intapp, Inc.*	2,045	119,387
InterDigital, Inc.	965	199,514
Jamf Holding Corp.*	3,069	37,288
Kaltura, Inc.*	3,651	6,864
Life360, Inc.*	288	11,056
LiveRamp Holdings, Inc.*	2,532	66,186
Logility Supply Chain Solutions, Inc.	1,216	17,340
MARA Holdings, Inc.(x)*	12,162	139,863
Meridianlink, Inc.*	1,344	24,904
Mitek Systems, Inc.*	1,848	15,246
N-able, Inc.*	2,793	19,802
NCR Voyix Corp.*	5,653	55,117
NextNav, Inc.*	2,982	36,291
Olo, Inc., Class A*	4,128	24,933
ON24, Inc.*	1,418	7,374
OneSpan, Inc.	1,484	22,631
Ooma, Inc.*	1,003	13,129
Pagaya Technologies Ltd., Class A*	649	6,802
PagerDuty, Inc.*	3,433	62,721
Porch Group, Inc.*	1,971	14,369
Progress Software Corp.	1,629	83,910
PROS Holdings, Inc.*	1,646	31,323
Q2 Holdings, Inc.*	2,192	175,382
Qualys, Inc.*	1,412	177,813
Rapid7, Inc.*	2,386	63,253
Red Violet, Inc.	429	16,126
Rekor Systems, Inc.(x)*	3,667	3,252
ReposiTrak, Inc.(x)	497	10,074
Rimini Street, Inc.*	2,281	7,938
Riot Platforms, Inc.(x)*	10,924	77,779
Roadzen, Inc.(x)*	2,085	2,168
Sapiens International Corp. NV	1,180	31,966
SEMrush Holdings, Inc., Class A*	1,421	13,258
Silvaco Group, Inc.(x)*	361	1,646
SolarWinds Corp.	1,971	36,326
SoundHound AI, Inc., Class A(x)*	11,809	95,889
SoundThinking, Inc.*	440	7,458
Sprinklr, Inc., Class A*	4,564	38,109
Sprout Social, Inc., Class A*	1,891	41,583
SPS Commerce, Inc.*	1,434	190,335
Telos Corp.*	2,384	5,674
Tenable Holdings, Inc.*	4,510	157,760
Terawulf, Inc.(x)*	10,405	28,406
Varonis Systems, Inc.*	4,214	170,456
Verint Systems, Inc.*	2,351	41,965
Vertex, Inc., Class A*	2,077	72,716
Viant Technology, Inc., Class A*	614	7,620
Weave Communications, Inc.*	1,400	15,526
WM Technology, Inc.*	3,549	4,010
Workiva, Inc., Class A*	1,878	142,559
Xperi, Inc.*	1,850	14,282
Yext, Inc.*	4,338	26,722
Zeta Global Holdings Corp., Class A*	6,825	92,547

		9,849,821

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A(x)	505	5,489
Corsair Gaming, Inc.*	1,239	10,977
CPI Card Group, Inc.*	187	5,455
Diebold Nixdorf, Inc.*	955	41,753
Eastman Kodak Co.*	2,333	14,744
Immersion Corp.	905	6,860
IonQ, Inc.*	7,667	169,211
Turtle Beach Corp.*	714	10,189
Xerox Holdings Corp.(x)	4,504	21,754

		286,432

Total Information Technology		22,821,890

Materials (5.7%)
Chemicals (2.9%)
AdvanSix, Inc.	995	22,537
American Vanguard Corp.	1,172	5,157
Arq, Inc.*	1,204	5,021
Ashland, Inc.	2,516	149,174
ASP Isotopes, Inc.(x)*	2,098	9,839
Aspen Aerogels, Inc.*	2,243	14,333
Avient Corp.	84,597	3,143,624
Balchem Corp.	1,228	203,848
Cabot Corp.	1,936	160,959
Core Molding Technologies, Inc.*	341	5,183
Ecovyst, Inc.*	4,209	26,096
Elementis plc	1,342,387	2,243,833
Hawkins, Inc.	741	78,487
HB Fuller Co.	1,895	106,347
Ingevity Corp.*	1,383	54,753
Innospec, Inc.	952	90,202
Intrepid Potash, Inc.*	272	7,994
Koppers Holdings, Inc.	781	21,868
Kronos Worldwide, Inc.	966	7,226
LSB Industries, Inc.*	1,920	12,653
Mativ Holdings, Inc.	2,211	13,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	1,216	$77,301
Northern Technologies International Corp.	409	4,258
Orion SA	2,243	29,002
Perimeter Solutions, Inc.*	5,112	51,478
PureCycle Technologies, Inc.(x)*	4,636	32,081
Quaker Chemical Corp.	532	65,760
Rayonier Advanced Materials, Inc.*	2,486	14,294
Sensient Technologies Corp.	1,607	119,609
Stepan Co.	780	42,931
Tronox Holdings plc	4,577	32,222
Valhi, Inc.	115	1,869

		6,853,713

Construction Materials (0.1%)
Knife River Corp.*	2,163	195,124
Smith-Midland Corp.(x)*	186	5,779
United States Lime & Minerals, Inc.	407	35,971

		236,874

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	5,698	17,208
Greif, Inc., Class A	1,032	56,750
Greif, Inc., Class B	118	6,995
Myers Industries, Inc.	1,413	16,857
O-I Glass, Inc.*	5,830	66,870
Pactiv Evergreen, Inc.	1,594	28,708
Ranpak Holdings Corp., Class A*	1,818	9,854
TriMas Corp.	1,517	35,543

		238,785

Metals & Mining (2.3%)
Alpha Metallurgical Resources, Inc.*	383	47,971
Caledonia Mining Corp. plc	722	9,018
Carpenter Technology Corp.	1,784	323,225
Century Aluminum Co.*	2,042	37,900
Coeur Mining, Inc.*	23,904	141,512
Commercial Metals Co.	62,709	2,885,241
Compass Minerals International, Inc.*	1,383	12,848
Constellium SE*	4,848	48,916
Contango ORE, Inc.(x)*	294	3,002
Critical Metals Corp.*	857	1,191
Dakota Gold Corp.*	2,064	5,470
Hecla Mining Co.	22,528	125,256
i-80 Gold Corp.*	8,497	4,944
Ivanhoe Electric, Inc.*	3,293	19,132
Kaiser Aluminum Corp.	626	37,948
Lifezone Metals Ltd.*	1,547	6,466
MAC Copper Ltd.*	1,806	17,229
Materion Corp.	804	65,606
Metallus, Inc.*	1,766	23,594
Novagold Resources, Inc.*	9,788	28,581
Olympic Steel, Inc.	367	11,568
Perpetua Resources Corp.*	1,514	16,185
Piedmont Lithium, Inc.(x)*	773	4,870
Radius Recycling, Inc.	1,040	30,035
Ramaco Resources, Inc., Class A	1,030	8,477
Ramaco Resources, Inc., Class B(x)	235	1,671
Ryerson Holding Corp.	60,529	1,389,746
SSR Mining, Inc.*	7,850	78,735
SunCoke Energy, Inc.	3,236	29,771
Tredegar Corp.*	1,082	8,331
Warrior Met Coal, Inc.	1,886	90,000
Worthington Steel, Inc.	1,189	30,117

		5,544,556

Paper & Forest Products (0.3%)
Clearwater Paper Corp.*	626	15,882
Louisiana-Pacific Corp.	5,683	522,722
Sylvamo Corp.	1,332	89,337

		627,941

Total Materials		13,501,869

Real Estate (3.5%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	40,405	696,178
Alpine Income Property Trust, Inc. (REIT)	573	9,580
American Assets Trust, Inc. (REIT)	1,876	37,783
Armada Hoffler Properties, Inc. (REIT)	2,784	20,908
Broadstone Net Lease, Inc. (REIT)	7,239	123,352
CTO Realty Growth, Inc. (REIT)	967	18,673
Empire State Realty Trust, Inc. (REIT), Class A	4,908	38,381
Essential Properties Realty Trust, Inc. (REIT)	6,727	219,569
Gladstone Commercial Corp. (REIT)	1,392	20,852
Global Net Lease, Inc. (REIT)	7,851	63,122
NexPoint Diversified Real Estate Trust (REIT)	1,524	5,837
One Liberty Properties, Inc. (REIT)	714	18,757

		1,272,992

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	5,812	176,104
CareTrust REIT, Inc. (REIT)	7,088	202,575
Community Healthcare Trust, Inc. (REIT)	1,123	20,394
Diversified Healthcare Trust (REIT)	8,494	20,385
Global Medical REIT, Inc. (REIT)	2,135	18,681
LTC Properties, Inc. (REIT)	1,726	61,187
National Health Investors, Inc. (REIT)	1,612	119,062
Sabra Health Care REIT, Inc. (REIT)	9,078	158,593
Strawberry Fields REIT, Inc. (REIT)	241	2,870
Universal Health Realty Income Trust (REIT)	532	21,791

		801,642

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	8,772	113,246
Braemar Hotels & Resorts, Inc. (REIT)	2,943	7,328
Chatham Lodging Trust (REIT)	2,047	14,595
DiamondRock Hospitality Co. (REIT)	8,104	62,563
Pebblebrook Hotel Trust (REIT)	4,681	47,419
RLJ Lodging Trust (REIT)	5,918	46,693
Ryman Hospitality Properties, Inc. (REIT)	2,197	200,894
Service Properties Trust (REIT)	6,604	17,236
Summit Hotel Properties, Inc. (REIT)	4,161	22,511
Sunstone Hotel Investors, Inc. (REIT)	7,816	73,549
Xenia Hotels & Resorts, Inc. (REIT)	3,984	46,852

		652,886

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	2,766	9,515
Innovative Industrial Properties, Inc. (REIT)	1,078	58,309
LXP Industrial Trust (REIT)	11,061	95,678
Plymouth Industrial REIT, Inc. (REIT)	1,660	27,058
STAG Industrial, Inc. (REIT)	13,789	498,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Terreno Realty Corp. (REIT)	3,632	$229,615

		918,234

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	6,621	29,530
City Office REIT, Inc. (REIT)	1,704	8,844
COPT Defense Properties (REIT)	4,316	117,697
Douglas Emmett, Inc. (REIT)	4,095	65,520
Easterly Government Properties, Inc. (REIT), Class A	3,749	39,739
Franklin Street Properties Corp. (REIT)	4,251	7,567
Hudson Pacific Properties, Inc. (REIT)	5,345	15,768
JBG SMITH Properties (REIT)(x)	2,991	48,185
NET Lease Office Properties (REIT)*	587	18,420
Orion Properties, Inc. (REIT)(x)	2,521	5,395
Paramount Group, Inc. (REIT)	7,309	31,429
Peakstone Realty Trust (REIT)	1,420	17,892
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,834	35,626
Postal Realty Trust, Inc. (REIT), Class A	804	11,481
SL Green Realty Corp. (REIT)	2,558	147,597

		600,690

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	3,350	11,156
Compass, Inc., Class A*	14,040	122,569
Cushman & Wakefield plc*	6,741	68,893
eXp World Holdings, Inc.(x)	3,216	31,452
Forestar Group, Inc.*	787	16,637
FRP Holdings, Inc.*	550	15,714
Kennedy-Wilson Holdings, Inc.	4,267	37,038
Marcus & Millichap, Inc.	936	32,245
Maui Land & Pineapple Co., Inc.*	332	5,833
Newmark Group, Inc., Class A	5,110	62,189
Offerpad Solutions, Inc.(x)*	722	1,199
Opendoor Technologies, Inc.*	23,367	23,834
RE/MAX Holdings, Inc., Class A*	778	6,512
Real Brokerage, Inc. (The)*	4,031	16,366
Redfin Corp.*	4,615	42,504
RMR Group, Inc. (The), Class A	674	11,222
St Joe Co. (The)	1,375	64,556
Star Holdings*	492	4,187
Stratus Properties, Inc.*	244	4,331
Tejon Ranch Co.*	924	14,645
Transcontinental Realty Investors, Inc.*	56	1,565

		594,647

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	5,481	48,233
BRT Apartments Corp. (REIT)	500	8,500
Centerspace (REIT)	623	40,339
Clipper Realty, Inc. (REIT)	606	2,327
Elme Communities (REIT)	3,418	59,473
Independence Realty Trust, Inc. (REIT)	8,630	183,215
NexPoint Residential Trust, Inc. (REIT)	891	35,221
UMH Properties, Inc. (REIT)	2,712	50,714
Veris Residential, Inc. (REIT)	3,094	52,351

		480,373

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	4,539	95,092
Alexander’s, Inc. (REIT)	87	18,197
CBL & Associates Properties, Inc. (REIT)	868	23,071
Curbline Properties Corp. (REIT)	3,629	87,786
FrontView REIT, Inc. (REIT)(x)	291	3,722
Getty Realty Corp. (REIT)	1,970	61,425
InvenTrust Properties Corp. (REIT)	2,998	88,051
Kite Realty Group Trust (REIT)	63,537	1,421,323
Macerich Co. (The) (REIT)	9,079	155,886
NETSTREIT Corp. (REIT)(x)	3,021	47,883
Phillips Edison & Co., Inc. (REIT)	4,658	169,970
Saul Centers, Inc. (REIT)	278	10,028
SITE Centers Corp. (REIT)	1,698	21,802
Tanger, Inc. (REIT)	4,103	138,640
Urban Edge Properties (REIT)	4,840	91,960
Whitestone REIT (REIT)	2,031	29,592

		2,464,428

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	1,718	19,156
Four Corners Property Trust, Inc. (REIT)	3,797	108,974
Gladstone Land Corp. (REIT)	1,411	14,844
Outfront Media, Inc. (REIT)	5,575	89,980
PotlatchDeltic Corp. (REIT)	3,041	137,210
Safehold, Inc. (REIT)	2,039	38,170
Uniti Group, Inc. (REIT)	9,333	47,038

		455,372

Total Real Estate		8,241,264

Utilities (1.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	2,051	134,751
Genie Energy Ltd., Class B	534	8,037
Hawaiian Electric Industries, Inc.*	6,327	69,281
IDACORP, Inc.	6,295	731,605
MGE Energy, Inc.	1,400	130,144
Otter Tail Corp.	1,582	127,145
Portland General Electric Co.	3,720	165,912
TXNM Energy, Inc.	3,322	177,660

		1,544,535

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,578	165,678
Chesapeake Utilities Corp.	861	110,578
New Jersey Resources Corp.	3,603	176,763
Northwest Natural Holding Co.	1,510	64,507
ONE Gas, Inc.	2,002	151,331
RGC Resources, Inc.	352	7,347
Southwest Gas Holdings, Inc.	2,200	157,960
Spire, Inc.	2,023	158,300

		992,464

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A(x)*	2,629	13,014
Montauk Renewables, Inc.*	2,861	5,979
Ormat Technologies, Inc.	2,126	150,457
Sunnova Energy International, Inc.(x)*	4,376	1,628

		171,078

Multi-Utilities (0.5%)
Avista Corp.	2,893	121,130
Black Hills Corp.	14,592	885,005
Northwestern Energy Group, Inc.	2,356	136,341
Unitil Corp.	642	37,037

		1,179,513

Water Utilities (0.2%)
American States Water Co.	1,390	109,365
Cadiz, Inc.(x)*	1,784	5,227
California Water Service Group	2,194	106,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Water Co. Ltd.	608	$14,890
Global Water Resources, Inc.	500	5,155
Middlesex Water Co.	691	44,293
Pure Cycle Corp.*	795	8,324
SJW Group	1,277	69,839
York Water Co. (The)	440	15,259

		378,673

Total Utilities		4,266,263

Total Common Stocks (89.8%) (Cost $180,051,647)		213,040,337

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR *	2,552	1,276
Icosavax, Inc., CVR *	1,211	364
Inhibrx, Inc., CVR(r)*	1,372	666

Total Rights (0.0%)† (Cost $1,694)		2,306

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc.,expiring 6/27/29(x)* (Cost $—)	76	193

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,300,886	1,300,886
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	12,887,215	12,891,081

Total Investment Companies		15,791,967

Total Short-Term Investments (6.6%) (Cost $15,791,087)		15,791,967

Total Investments in Securities (96.4%) (Cost $195,844,428)		228,834,803
Other Assets Less Liabilities (3.6%)		8,463,317
Net Assets (100%)		$237,298,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $52,764 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $4,531,563. This was collateralized by $1,908,877 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/24/25 – 2/15/55 and by cash of $2,900,886 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	218	6/2025	USD	22,095,390	(110,689)

					(110,689)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,673,557	$—	$—	$3,673,557
Consumer Discretionary	21,737,215	568,148	—	22,305,363
Consumer Staples	2,917,066	—	—	2,917,066
Energy	8,024,911	1,113,822	—	9,138,733
Financials	57,878,429	—	—	57,878,429
Health Care	17,758,395	—	582	17,758,977
Industrials	41,471,907	9,065,019	—	50,536,926
Information Technology	22,821,890	—	—	22,821,890
Materials	11,258,036	2,243,833	—	13,501,869
Real Estate	8,241,264	—	—	8,241,264
Utilities	4,266,263	—	—	4,266,263
Rights
Health Care	—	1,640	666	2,306
Short-Term Investments
Investment Companies	15,791,967	—	—	15,791,967
Warrants
Health Care	—	193	—	193

Total Assets	$215,840,900	$12,992,655	$1,248	$228,834,803

Liabilities:
Futures	$(110,689)	$—	$—	$(110,689)

Total Liabilities	$(110,689)	$—	$—	$(110,689)

Total	$215,730,211	$12,992,655	$1,248	$228,724,114

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,532,121
Aggregate gross unrealized depreciation	(27,967,642)

Net unrealized appreciation	$33,564,479

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,159,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
ANZ Group Holdings Ltd.	67,717	$1,230,884
APA Group	26,662	131,612
Aristocrat Leisure Ltd.	12,677	508,147
ASX Ltd.	4,700	191,303
BHP Group Ltd.	115,085	2,746,995
BlueScope Steel Ltd.	9,648	128,288
Brambles Ltd.	31,171	390,128
CAR Group Ltd.	8,154	160,442
Cochlear Ltd.	1,540	252,403
Coles Group Ltd.	31,488	384,258
Commonwealth Bank of Australia	37,939	3,577,974
Computershare Ltd.	11,868	290,177
Fortescue Ltd.	37,898	363,970
Glencore plc	236,867	857,642
Goodman Group (REIT)	43,071	765,134
GPT Group (The) (REIT)	45,997	125,312
Insurance Australia Group Ltd.	51,467	247,947
Lottery Corp. Ltd. (The)	49,811	148,152
Macquarie Group Ltd.	8,237	1,012,084
Medibank Pvt Ltd.	58,634	162,670
National Australia Bank Ltd.	69,670	1,481,003
Northern Star Resources Ltd.	27,272	312,190
Origin Energy Ltd.	37,662	247,804
Pro Medicus Ltd.	1,224	152,803
Qantas Airways Ltd.	15,492	87,606
QBE Insurance Group Ltd.	33,690	461,021
REA Group Ltd.(x)	1,263	173,266
Reece Ltd.(x)	5,262	51,555
Rio Tinto Ltd.(x)	8,637	623,280
Rio Tinto plc	25,232	1,494,898
Santos Ltd.	72,678	302,450
Scentre Group (REIT)	119,493	250,875
SGH Ltd.	4,388	136,132
Sonic Healthcare Ltd.	10,157	163,488
South32 Ltd.	102,944	207,125
Stockland (REIT)	52,708	161,380
Suncorp Group Ltd.	27,446	329,787
Telstra Group Ltd.	90,503	238,079
Transurban Group	69,456	581,120
Treasury Wine Estates Ltd.	19,570	119,226
Vicinity Ltd. (REIT)	91,632	125,964
Washington H Soul Pattinson & Co. Ltd.(x)	5,605	121,494
Wesfarmers Ltd.	25,799	1,160,838
Westpac Banking Corp.	76,945	1,517,857
WiseTech Global Ltd.	4,369	221,755
Woodside Energy Group Ltd.	42,493	613,877
Woolworths Group Ltd.	28,337	523,223

		25,535,618

Austria (0.1%)
Erste Group Bank AG	7,536	519,234
Mondi plc	10,364	153,624
OMV AG	3,155	162,046
Verbund AG	1,629	115,286

		950,190

Belgium (0.2%)
Ageas SA/NV	3,534	211,510
Anheuser-Busch InBev SA/NV	20,110	1,237,722
D’ieteren Group	520	89,345
Groupe Bruxelles Lambert NV	2,005	149,159
KBC Group NV	5,136	466,499
Lotus Bakeries NV	8	71,020
Sofina SA	382	97,481
Syensqo SA	1,664	112,941
UCB SA	2,932	515,978

		2,951,655

Brazil (0.8%)
Itau Unibanco Holding SA (Preference)(q)	470,504	2,590,619
MercadoLibre, Inc.*	628	1,225,146
NU Holdings Ltd., Class A*	57,872	592,609
Raia Drogasil SA	574,676	1,927,520
Rede D’Or Sao Luiz SA(m)*	202,805	1,002,217
Vale SA	142,531	1,421,701
WEG SA	562,067	4,459,935
Yara International ASA	4,358	130,856

		13,350,603

Canada (0.2%)
Canadian Pacific Kansas City Ltd.(x)	8,982	630,626
Shopify, Inc., Class A*	24,395	2,329,235

		2,959,861

Chile (0.3%)
Antofagasta plc	116,713	2,515,498
Banco de Chile	12,791,057	1,690,584

		4,206,082

China (4.5%)
Airtac International Group	42,109	1,053,914
Alibaba Group Holding Ltd.	602,900	9,917,329
Bank of Jiangsu Co. Ltd., Class A	1,191,500	1,560,910
BOC Hong Kong Holdings Ltd.	87,500	353,083
BYD Co. Ltd., Class H	106,000	5,350,776
China Construction Bank Corp., Class H	6,524,420	5,768,592
China Merchants Bank Co. Ltd., Class H	599,500	3,536,237
JD.com, Inc., Class A	42,704	882,458
JD.com, Inc. (ADR)	184,169	7,573,029
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	206,604	1,401,729
KE Holdings, Inc. (ADR)	34,106	685,190
Kweichow Moutai Co. Ltd., Class A	5,847	1,258,624
Meituan, Class B(m)*	103,280	2,067,870
NARI Technology Co. Ltd., Class A	490,940	1,482,630
NetEase, Inc.	77,200	1,567,523
NXP Semiconductors NV	2,352	447,021
Ping An Insurance Group Co. of China Ltd., Class H	195,000	1,160,259
Prosus NV	31,022	1,428,140
Shenzhen Inovance Technology Co. Ltd., Class A	173,600	1,631,936
SITC International Holdings Co. Ltd.	28,000	76,104
Tencent Holdings Ltd.	258,400	16,503,968
Trip.com Group Ltd. (ADR)	56,035	3,562,705
Wharf Holdings Ltd. (The)	19,000	45,123
Wilmar International Ltd.	44,100	109,673
Xiaomi Corp., Class B(m)*	231,400	1,463,079
Yangzijiang Shipbuilding Holdings Ltd.	62,500	109,370
Yum China Holdings, Inc.	38,447	2,001,551

		72,998,823

Denmark (0.8%)
AP Moller - Maersk A/S, Class A	63	107,836
AP Moller - Maersk A/S, Class B(x)	102	177,178
Carlsberg A/S, Class B	2,123	269,789
Coloplast A/S, Class B	2,822	295,793
Danske Bank A/S	16,027	522,878
Demant A/S*	2,075	69,531
DSV A/S	4,671	902,090
Genmab A/S*	1,485	288,406
Novo Nordisk A/S, Class B	114,914	7,824,541
Novonesis (Novozymes) B	7,886	458,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Orsted A/S(m)(x)*	3,722	$162,590
Pandora A/S	1,835	280,317
ROCKWOOL A/S, Class B	252	103,727
Tryg A/S	7,073	168,223
Vestas Wind Systems A/S*	23,820	327,697
Zealand Pharma A/S*	1,419	106,328

		12,065,250

Finland (0.2%)
Elisa OYJ	3,250	158,421
Fortum OYJ	10,591	173,040
Kesko OYJ, Class B	6,590	134,428
Kone OYJ, Class B	7,607	418,182
Metso OYJ	13,409	137,771
Neste OYJ	8,428	77,772
Nokia OYJ	114,317	598,277
Nordea Bank Abp	70,608	898,621
Orion OYJ, Class B	2,597	154,054
Sampo OYJ, Class A	57,689	552,055
Stora Enso OYJ, Class R	12,432	117,140
UPM-Kymmene OYJ	11,899	317,800
Wartsila OYJ Abp	11,640	206,353

		3,943,914

France (3.4%)
Accor SA	4,259	192,914
Aeroports de Paris SA	731	74,261
Air Liquide SA	13,055	2,472,341
Airbus SE	59,170	10,414,749
Alstom SA*	8,008	176,471
Amundi SA(m)	1,281	99,730
Arkema SA	1,228	93,480
AXA SA	39,915	1,700,507
BioMerieux	915	112,988
BNP Paribas SA	23,039	1,915,987
Bollore SE	15,997	93,407
Bouygues SA	4,355	171,457
Bureau Veritas SA	7,049	212,961
Capgemini SE	3,591	536,041
Carrefour SA	11,374	162,589
Cie de Saint-Gobain SA	10,151	1,006,525
Cie Generale des Etablissements Michelin SCA	14,951	523,957
Covivio SA (REIT)	1,249	69,958
Credit Agricole SA	23,820	432,066
Danone SA	14,448	1,106,707
Dassault Aviation SA	449	148,079
Dassault Systemes SE	40,644	1,535,556
Edenred SE	5,485	177,572
Eiffage SA	1,585	183,812
Engie SA	40,875	797,113
EssilorLuxottica SA	16,672	4,784,481
Eurazeo SE	936	68,924
FDJ United(m)	2,399	75,383
Gecina SA (REIT)	1,060	99,546
Getlink SE	7,331	126,436
Hermes International SCA	718	1,871,836
Ipsen SA	829	95,377
Kering SA	1,734	357,970
Klepierre SA (REIT)	4,840	161,820
Legrand SA	5,869	617,100
L’Oreal SA	5,437	2,015,625
LVMH Moet Hennessy Louis Vuitton SE	14,634	9,046,435
Orange SA	41,671	540,481
Pernod Ricard SA	4,535	447,511
Publicis Groupe SA	5,304	497,473
Renault SA	4,491	226,052
Rexel SA	5,006	134,134
Safran SA	8,128	2,126,891
Sartorius Stedim Biotech	631	124,417
Societe Generale SA	16,615	743,604
Sodexo SA	2,003	128,651
Teleperformance SE	1,180	117,998
Thales SA	2,074	550,786
TotalEnergies SE	48,797	3,147,912
Unibail-Rodamco-Westfield (REIT)	2,769	233,242
Veolia Environnement SA	15,747	540,615
Vinci SA	11,195	1,407,829

		54,699,757

Germany (3.2%)
adidas AG	3,872	907,278
Allianz SE (Registered)	13,852	5,273,813
BASF SE	19,974	991,235
Bayer AG (Registered)	21,986	524,680
Bayerische Motoren Werke AG	6,452	514,032
Bayerische Motoren Werke AG (Preference)(q)	1,253	93,351
Beiersdorf AG	2,288	295,397
Brenntag SE	2,934	189,083
Commerzbank AG	22,168	502,656
Continental AG	2,410	168,239
Covestro AG*	4,018	258,073
CTS Eventim AG & Co. KGaA	1,384	137,979
Daimler Truck Holding AG	10,600	425,461
Deutsche Bank AG (Registered)	41,455	978,088
Deutsche Boerse AG	4,214	1,239,850
Deutsche Lufthansa AG (Registered)	14,228	103,016
Deutsche Post AG	21,826	931,746
Deutsche Telekom AG (Registered)	78,863	2,918,096
Dr Ing hc F Porsche AG (Preference)(q)§	2,506	124,512
E.ON SE	50,244	758,431
Evonik Industries AG	5,509	118,750
Fresenius Medical Care AG	4,659	229,924
Fresenius SE & Co. KGaA*	9,382	399,399
GEA Group AG	3,719	224,794
Hannover Rueck SE	1,349	400,698
Heidelberg Materials AG	3,056	520,617
Henkel AG & Co. KGaA	2,326	167,380
Henkel AG & Co. KGaA (Preference)(q)	3,847	305,659
Infineon Technologies AG	29,712	976,518
Knorr-Bremse AG	1,677	151,505
LEG Immobilien SE	1,576	111,552
Mercedes-Benz Group AG	16,760	982,063
Merck KGaA	3,030	414,785
MTU Aero Engines AG	1,266	438,467
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	3,033	1,910,029
Nemetschek SE	1,354	156,364
Porsche Automobil Holding SE (Preference)(q)	3,773	140,996
Puma SE	2,652	64,206
Rational AG	104	86,028
Rheinmetall AG	996	1,420,530
RWE AG	14,150	505,219
SAP SE	65,213	17,233,821
Sartorius AG (Preference)(q)	616	142,275
Scout24 SE(m)	1,825	190,233
Siemens AG (Registered)	17,213	3,943,971
Siemens Energy AG*	14,633	851,892
Siemens Healthineers AG(m)	6,635	355,923
Symrise AG, Class A	3,131	323,997
Talanx AG	1,493	156,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference)(q)	4,615	$466,883
Vonovia SE	17,230	465,025
Zalando SE(m)*	5,221	179,300

		51,369,930

Hong Kong (0.4%)
AIA Group Ltd.	244,600	1,842,017
CK Asset Holdings Ltd.	45,264	182,942
CK Infrastructure Holdings Ltd.	15,000	89,829
CLP Holdings Ltd.	39,000	317,756
Futu Holdings Ltd. (ADR)	1,340	137,149
Hang Seng Bank Ltd.	17,500	237,038
Henderson Land Development Co. Ltd.	31,474	90,400
HKT Trust & HKT Ltd.	84,260	112,614
Hong Kong & China Gas Co. Ltd.	250,856	215,670
Hong Kong Exchanges & Clearing Ltd.	26,928	1,193,193
Hongkong Land Holdings Ltd.	26,300	113,820
Jardine Matheson Holdings Ltd.	3,600	143,568
Link REIT (REIT)	61,100	285,813
MTR Corp. Ltd.	32,000	104,659
Power Assets Holdings Ltd.	31,000	185,647
Prudential plc	60,330	643,868
Sino Land Co. Ltd.	93,001	93,103
Sun Hung Kai Properties Ltd.	33,000	313,399
Swire Pacific Ltd., Class A	10,000	88,158
Techtronic Industries Co. Ltd.	30,500	365,501
WH Group Ltd.(m)	172,966	158,708
Wharf Real Estate Investment Co. Ltd.	35,100	85,343

		7,000,195

India (4.4%)
360 ONE WAM Ltd.	110,177	1,212,464
Axis Bank Ltd.	172,978	2,221,043
Bajaj Auto Ltd.	20,869	1,922,041
Bajaj Finance Ltd.	24,708	2,574,097
CG Power & Industrial Solutions Ltd.	105,515	780,147
Colgate-Palmolive India Ltd.	21,660	604,742
DLF Ltd.	1,206,188	9,533,363
Grasim Industries Ltd.	64,897	1,973,996
HDFC Asset Management Co. Ltd.(m)	42,570	1,990,720
HDFC Bank Ltd.	147,816	3,141,884
HDFC Bank Ltd. (ADR)	36,390	2,417,752
Hindalco Industries Ltd.	152,895	1,213,275
Hitachi Energy India Ltd.	12,650	1,839,968
ICICI Bank Ltd.	320,012	5,027,728
ICICI Bank Ltd. (ADR)	142,600	4,494,752
IDFC First Bank Ltd.*	3,009,000	1,917,402
Infosys Ltd. (ADR)(x)	175,258	3,198,458
Larsen & Toubro Ltd.	41,239	1,672,258
Macrotech Developers Ltd.(m)	137,882	1,918,985
Mahindra & Mahindra Ltd.	105,300	3,269,017
MakeMyTrip Ltd.(x)*	12,062	1,181,955
Max Healthcare Institute Ltd.	186,425	2,387,196
Pidilite Industries Ltd.	53,526	1,781,913
Reliance Industries Ltd.	324,207	4,813,994
Samvardhana Motherson International Ltd.	695,620	1,052,237
Shriram Finance Ltd.	178,321	1,358,360
Star Health & Allied Insurance Co. Ltd.*	113,305	472,501
State Bank of India	364,664	3,272,385
United Breweries Ltd.	76,424	1,785,915

		71,030,548

Indonesia (0.1%)
Cisarua Mountain Dairy PT Tbk.	3,953,400	1,083,406

Ireland (0.2%)
Accenture plc, Class A	5,726	1,786,741
AerCap Holdings NV	4,541	463,954
AIB Group plc	45,835	294,890
Bank of Ireland Group plc	22,474	263,546
Kerry Group plc, Class A	3,427	358,704
Kingspan Group plc	3,460	277,417

		3,445,252

Israel (0.3%)
Azrieli Group Ltd.	972	65,140
Bank Hapoalim BM	28,196	379,738
Bank Leumi Le-Israel BM	33,744	452,098
Check Point Software Technologies Ltd.*	1,969	448,774
Elbit Systems Ltd.	630	241,428
Global-e Online Ltd.*	2,358	84,063
ICL Group Ltd.	17,832	100,178
Israel Discount Bank Ltd., Class A	28,846	199,521
Mizrahi Tefahot Bank Ltd.	3,768	168,716
Nice Ltd.*	1,353	205,943
Nice Ltd. (ADR)*	14,788	2,279,866
Nova Ltd.*	660	120,729
Teva Pharmaceutical Industries Ltd. (ADR)*	25,354	389,691
Wix.com Ltd.*	1,178	192,462

		5,328,347

Italy (1.0%)
Amplifon SpA	3,281	66,254
Banco BPM SpA(x)	28,602	289,047
BPER Banca SpA	23,136	180,372
Brunello Cucinelli SpA	21,971	2,508,765
Coca-Cola HBC AG	4,846	219,344
Davide Campari-Milano NV(x)	12,948	75,800
DiaSorin SpA	539	53,328
Enel SpA	184,752	1,497,693
Eni SpA	49,922	771,816
Ferrari NV	5,071	2,150,539
FinecoBank Banca Fineco SpA	13,619	267,944
Generali	21,074	737,853
Infrastrutture Wireless Italiane SpA(m)	6,828	72,281
Intesa Sanpaolo SpA	338,562	1,733,056
Leonardo SpA	9,057	439,035
Mediobanca Banca di Credito Finanziario SpA	10,997	205,299
Moncler SpA	14,230	870,899
Nexi SpA(m)*	11,018	58,521
Poste Italiane SpA(m)	10,223	181,619
Prysmian SpA	6,467	352,156
Recordati Industria Chimica e Farmaceutica SpA	2,443	138,157
Snam SpA	46,005	238,528
Telecom Italia SpA(x)*	209,172	70,296
Terna - Rete Elettrica Nazionale	31,372	283,728
UniCredit SpA	31,858	1,775,108
Unipol Assicurazioni SpA	8,924	142,041

		15,379,479

Japan (5.7%)
Advantest Corp.	17,500	755,117
Aeon Co. Ltd.	14,600	365,024
AGC, Inc.	4,700	142,420
Aisin Corp.	11,800	127,685
Ajinomoto Co., Inc.	20,600	406,328
ANA Holdings, Inc.	3,300	60,713
Asahi Group Holdings Ltd.	32,300	411,745
Asahi Kasei Corp.	29,300	204,528
Asics Corp.	14,400	301,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.(x)	42,500	$409,869
Bandai Namco Holdings, Inc.	13,300	443,718
Bridgestone Corp.	13,300	531,592
Canon, Inc.	21,500	665,828
Capcom Co. Ltd.	66,300	1,619,596
Central Japan Railway Co.	17,700	336,794
Chiba Bank Ltd. (The)(x)	13,100	122,187
Chubu Electric Power Co., Inc.	14,200	153,654
Chugai Pharmaceutical Co. Ltd.	15,400	698,077
Concordia Financial Group Ltd.	21,200	138,686
Dai Nippon Printing Co. Ltd.	8,900	125,765
Daifuku Co. Ltd.	7,400	179,684
Dai-ichi Life Holdings, Inc.	84,000	634,522
Daiichi Sankyo Co. Ltd.	40,100	938,670
Daikin Industries Ltd.	6,100	656,404
Daito Trust Construction Co. Ltd.	1,300	132,739
Daiwa House Industry Co. Ltd.	12,700	418,112
Daiwa Securities Group, Inc.	31,700	210,037
Denso Corp.	42,300	520,043
Dentsu Group, Inc.(x)	4,386	96,206
Disco Corp.	2,100	418,558
East Japan Railway Co.	20,311	399,747
Eisai Co. Ltd.(x)	6,000	165,811
ENEOS Holdings, Inc.	64,233	335,019
FANUC Corp.	21,200	573,852
Fast Retailing Co. Ltd.	4,300	1,263,138
Fuji Electric Co. Ltd.	3,400	142,719
FUJIFILM Holdings Corp.	26,100	494,976
Fujikura Ltd.(x)	5,600	201,539
Fujitsu Ltd.	39,800	783,051
Hankyu Hanshin Holdings, Inc.	5,700	152,960
Hikari Tsushin, Inc.	400	102,807
Hitachi Ltd.	105,200	2,425,372
Honda Motor Co. Ltd.	102,600	918,331
Hoshizaki Corp.	2,300	88,510
Hoya Corp.	17,600	1,968,985
Hulic Co. Ltd.	11,200	107,303
Idemitsu Kosan Co. Ltd.(x)	18,295	128,439
Inpex Corp.	21,000	288,069
Isuzu Motors Ltd.(x)	12,400	166,708
ITOCHU Corp.(x)	27,100	1,246,864
Japan Airlines Co. Ltd.	3,588	61,156
Japan Exchange Group, Inc.	22,200	226,085
Japan Post Bank Co. Ltd.(x)	41,000	411,667
Japan Post Holdings Co. Ltd.	45,000	447,930
Japan Post Insurance Co. Ltd.(x)	4,200	85,014
Japan Tobacco, Inc.	26,900	737,827
JFE Holdings, Inc.(x)	12,900	157,348
Kajima Corp.(x)	8,900	180,860
Kansai Electric Power Co., Inc. (The)	21,500	254,075
Kao Corp.	10,900	470,403
Kawasaki Kisen Kaisha Ltd.(x)	8,400	113,324
KDDI Corp.(x)	70,000	1,101,173
Keyence Corp.	14,372	5,603,537
Kikkoman Corp.(x)	14,100	135,463
Kirin Holdings Co. Ltd.	17,800	246,546
Kobe Bussan Co. Ltd.	3,900	91,630
Komatsu Ltd.	20,300	582,784
Konami Group Corp.	2,200	257,857
Kubota Corp.	22,600	275,889
Kyocera Corp.(x)	28,400	317,249
Kyowa Kirin Co. Ltd.	4,500	65,194
Lasertec Corp.	1,800	152,170
LY Corp.(x)	61,200	206,584
M3, Inc.(x)*	10,600	120,283
Makita Corp.	5,300	174,028
Marubeni Corp.	31,900	506,074
MatsukiyoCocokara & Co.(x)	7,400	115,472
Meiji Holdings Co. Ltd.	5,488	118,915
Minebea Mitsumi, Inc.(x)	7,400	107,233
Mitsubishi Chemical Group Corp.	28,100	138,074
Mitsubishi Corp.	77,300	1,353,613
Mitsubishi Electric Corp.	42,600	772,532
Mitsubishi Estate Co. Ltd.	24,200	392,389
Mitsubishi HC Capital, Inc.(x)	21,000	141,059
Mitsubishi Heavy Industries Ltd.	73,100	1,231,086
Mitsubishi UFJ Financial Group, Inc.	259,700	3,481,943
Mitsui & Co. Ltd.	57,600	1,075,080
Mitsui Fudosan Co. Ltd.	59,800	530,461
Mitsui OSK Lines Ltd.(x)	8,200	283,630
Mizuho Financial Group, Inc.	54,653	1,476,094
MonotaRO Co. Ltd.	5,100	95,121
MS&AD Insurance Group Holdings, Inc.	28,821	619,693
Murata Manufacturing Co. Ltd.	37,900	582,562
NEC Corp.	28,500	597,590
Nexon Co. Ltd.	7,500	102,007
Nidec Corp.	19,800	328,966
Nintendo Co. Ltd.	25,100	1,691,853
Nippon Building Fund, Inc. (REIT)	166	140,999
Nippon Paint Holdings Co. Ltd.	19,000	142,003
Nippon Sanso Holdings Corp.	4,000	120,381
Nippon Steel Corp.	21,691	462,049
Nippon Telegraph & Telephone Corp.	688,600	664,314
Nippon Yusen KK(x)	10,400	341,212
Nissan Motor Co. Ltd.*	54,500	137,604
Nissin Foods Holdings Co. Ltd.(x)	5,000	101,773
Nitori Holdings Co. Ltd.(x)	1,800	177,972
Nitto Denko Corp.	15,700	286,282
Nomura Holdings, Inc.	67,300	407,506
Nomura Research Institute Ltd.(x)	8,354	269,351
NTT Data Group Corp.(x)	14,300	255,653
Obayashi Corp.	15,500	205,027
Obic Co. Ltd.	7,200	206,846
Olympus Corp.(x)	26,400	342,783
Omron Corp.(x)	4,000	112,328
Ono Pharmaceutical Co. Ltd.(x)	7,500	80,130
Oracle Corp.	900	93,936
Oriental Land Co. Ltd.(x)	24,400	479,085
ORIX Corp.	25,800	530,483
Osaka Gas Co. Ltd.(x)	8,200	184,950
Otsuka Corp.	5,800	125,134
Otsuka Holdings Co. Ltd.	10,000	516,901
Pan Pacific International Holdings Corp.	8,400	228,999
Panasonic Holdings Corp.	53,800	635,420
Rakuten Group, Inc.*	35,900	203,758
Recruit Holdings Co. Ltd.	31,800	1,623,392
Renesas Electronics Corp.	38,800	514,134
Resona Holdings, Inc.	46,805	401,614
Ricoh Co. Ltd.(x)	11,000	115,654
SBI Holdings, Inc.	5,760	152,957
SCREEN Holdings Co. Ltd.(x)	1,800	115,148
SCSK Corp.(x)	3,000	73,805
Secom Co. Ltd.	9,400	318,807
Seiko Epson Corp.	5,900	93,875
Sekisui Chemical Co. Ltd.(x)	7,700	130,626
Sekisui House Ltd.	13,700	305,074
Seven & i Holdings Co. Ltd.	49,500	713,838
SG Holdings Co. Ltd.	7,200	71,813
Shimadzu Corp.	5,100	126,828
Shimano, Inc.	1,700	237,846
Shin-Etsu Chemical Co. Ltd.	41,000	1,157,917
Shionogi & Co. Ltd.	17,900	268,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co. Ltd.	8,300	$156,050
SMC Corp.	1,300	459,971
SoftBank Corp.	654,200	908,962
SoftBank Group Corp.	21,800	1,087,020
Sompo Holdings, Inc.(x)	19,943	601,122
Sony Group Corp.	138,900	3,486,622
Subaru Corp.	13,000	229,249
Sumitomo Corp.(x)	24,400	548,549
Sumitomo Electric Industries Ltd.	16,800	276,210
Sumitomo Metal Mining Co. Ltd.(x)	5,700	123,318
Sumitomo Mitsui Financial Group, Inc.	84,521	2,138,524
Sumitomo Mitsui Trust Group, Inc.	14,504	359,723
Sumitomo Realty & Development Co. Ltd.(x)	7,000	261,024
Suntory Beverage & Food Ltd.	3,000	98,967
Suzuki Motor Corp.	35,200	424,775
Sysmex Corp.	10,600	200,495
T&D Holdings, Inc.	11,000	232,776
Taisei Corp.	4,000	176,252
Takeda Pharmaceutical Co. Ltd.(x)	35,590	1,047,128
TDK Corp.	280,000	2,886,059
Terumo Corp.	30,000	559,437
TIS, Inc.(x)	4,900	135,053
Toho Co. Ltd.	2,300	113,505
Tokio Marine Holdings, Inc.(x)	40,400	1,544,999
Tokyo Electron Ltd.	10,000	1,340,756
Tokyo Gas Co. Ltd.	8,000	254,044
Tokyo Metro Co. Ltd.	6,400	77,488
Tokyu Corp.	12,100	135,932
TOPPAN Holdings, Inc.	5,300	143,251
Toray Industries, Inc.	29,400	199,149
Toyota Industries Corp.(x)	3,800	321,881
Toyota Motor Corp.(x)	214,870	3,747,583
Toyota Tsusho Corp.	14,000	232,696
Trend Micro, Inc.	3,000	200,313
Unicharm Corp.	26,700	211,745
West Japan Railway Co.(x)	9,800	190,557
Yakult Honsha Co. Ltd.(x)	6,400	121,757
Yamaha Motor Co. Ltd.	20,700	164,507
Yaskawa Electric Corp.	5,600	139,263
Yokogawa Electric Corp.	5,300	102,226
Zensho Holdings Co. Ltd.(x)	2,000	107,354
ZOZO, Inc.(x)	9,300	88,852

		92,107,356

Jersey (0.0%)†
Aptiv plc*	2,097	124,772

Jordan (0.0%)†
Hikma Pharmaceuticals plc	3,590	90,383

Luxembourg (0.0%)†
ArcelorMittal SA	10,497	300,445
CVC Capital Partners plc*§	4,911	96,780
Eurofins Scientific SE(x)	3,092	164,561

		561,786

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	49,000	191,430
Sands China Ltd.*	63,587	127,477

		318,907

Malaysia (0.2%)
CIMB Group Holdings Bhd.	1,100,700	1,730,394
Malayan Banking Bhd.	661,300	1,506,487

		3,236,881

Mexico (0.7%)
Gruma SAB de CV, Class B	122,577	2,203,625
Grupo Financiero Banorte SAB de CV, Class O	438,428	3,043,898
Kimberly-Clark de Mexico SAB de CV, Class A	1,205,325	1,974,861
Qualitas Controladora SAB de CV(x)	50,504	439,036
Wal-Mart de Mexico SAB de CV	1,037,983	2,869,296

		10,530,716

Netherlands (1.2%)
ABN AMRO Bank NV (CVA)(m)	10,854	227,217
Adyen NV(m)*	2,081	3,163,761
Aegon Ltd.	29,979	196,119
Akzo Nobel NV	3,997	244,968
Argenx SE*	1,368	799,665
ASM International NV	1,051	472,080
ASML Holding NV	10,300	6,749,258
ASR Nederland NV	3,742	214,369
BE Semiconductor Industries NV	10,105	1,040,425
Euronext NV(m)	1,750	252,997
EXOR NV	2,290	206,885
Heineken Holding NV	3,036	219,621
Heineken NV	6,684	544,802
IMCD NV	1,332	176,652
ING Groep NV	71,139	1,383,838
JDE Peet’s NV	3,692	80,721
Koninklijke Ahold Delhaize NV	21,354	797,993
Koninklijke KPN NV	91,261	386,532
Koninklijke Philips NV*	18,650	471,285
NN Group NV	6,010	333,249
Randstad NV(x)	2,382	98,390
Universal Music Group NV	42,208	1,160,613
Wolters Kluwer NV	5,446	845,331

		20,066,771

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	161,759
Contact Energy Ltd.	25,827	134,316
Fisher & Paykel Healthcare Corp. Ltd.	13,064	248,769
Infratil Ltd.	19,272	113,575
Meridian Energy Ltd.	27,587	87,710
Xero Ltd.*	3,247	313,970

		1,060,099

Norway (0.2%)
Aker BP ASA	7,158	169,753
DNB Bank ASA	20,832	545,517
Equinor ASA	18,750	496,610
Gjensidige Forsikring ASA	4,621	106,206
Kongsberg Gruppen ASA	1,908	278,383
Mowi ASA	10,327	191,017
Norsk Hydro ASA	32,346	185,454
Orkla ASA	15,830	173,486
Salmar ASA	1,438	68,888
Telenor ASA	13,780	197,125

		2,412,439

Poland (0.4%)
Allegro.eu SA(m)*	347,272	2,802,996
InPost SA*	5,043	73,615
Powszechny Zaklad Ubezpieczen SA	228,624	3,305,777

		6,182,388

Portugal (0.0%)†
EDP SA	70,265	236,442
Galp Energia SGPS SA	9,041	158,665
Jeronimo Martins SGPS SA	6,198	131,357

		526,464

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	81,315	160,761
CapitaLand Integrated Commercial Trust (REIT)	136,168	211,686
CapitaLand Investment Ltd.	55,700	112,840
DBS Group Holdings Ltd.	45,140	1,552,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Genting Singapore Ltd.	160,357	$89,015
Grab Holdings Ltd., Class A*	49,095	222,400
Keppel Ltd.	33,100	169,006
Oversea-Chinese Banking Corp. Ltd.	75,878	972,755
Sea Ltd. (ADR)*	8,284	1,080,979
Sembcorp Industries Ltd.	22,800	106,817
Singapore Airlines Ltd.	32,750	165,023
Singapore Exchange Ltd.	19,200	191,085
Singapore Technologies Engineering Ltd.	36,200	181,742
Singapore Telecommunications Ltd.	166,300	422,148
STMicroelectronics NV	15,295	330,770
United Overseas Bank Ltd.	28,367	800,391

		6,769,852

South Africa (0.7%)
Anglo American plc	28,437	787,934
AVI Ltd.	372,511	1,801,299
Capitec Bank Holdings Ltd.	21,325	3,608,630
Clicks Group Ltd.(x)	90,293	1,668,118
Standard Bank Group Ltd.	245,696	3,208,185

		11,074,166

South Korea (1.1%)
Delivery Hero SE(m)*	4,324	102,722
HYBE Co. Ltd.*	3,726	595,907
KB Financial Group, Inc.	33,541	1,799,483
Kia Corp.	20,362	1,276,341
KT&G Corp.	15,878	1,090,163
NAVER Corp.	8,749	1,134,845
Samsung Electronics Co. Ltd.	283,331	11,121,584
SK Hynix, Inc.	8,404	1,088,382

		18,209,427

Spain (1.0%)
Acciona SA	464	60,608
ACS Actividades de Construccion y Servicios SA	4,196	239,334
Aena SME SA(m)	1,678	393,004
Amadeus IT Group SA	59,186	4,511,847
Banco Bilbao Vizcaya Argentaria SA	128,979	1,749,588
Banco de Sabadell SA	121,749	339,781
Banco Santander SA	346,752	2,323,147
CaixaBank SA	89,460	693,963
Cellnex Telecom SA(m)	11,858	420,948
EDP Renovaveis SA	7,134	59,475
Endesa SA	7,013	185,787
Grifols SA*	7,525	66,705
Iberdrola SA	134,265	2,169,000
Industria de Diseno Textil SA	24,769	1,227,988
Redeia Corp. SA	9,082	182,266
Repsol SA	25,737	342,302
Telefonica SA	88,826	418,191

		15,383,934

Sweden (1.4%)
AddTech AB, Class B	5,903	171,949
Alfa Laval AB	6,766	288,698
Assa Abloy AB, Class B	163,433	4,876,097
Atlas Copco AB, Class A	411,194	6,520,655
Atlas Copco AB, Class B	34,931	487,730
Beijer Ref AB, Class B(x)	9,257	129,483
Boliden AB	6,121	199,308
Epiroc AB, Class A	15,305	306,198
Epiroc AB, Class B	8,614	150,825
EQT AB	8,267	250,186
Essity AB, Class B(x)	13,496	383,191
Evolution AB(m)	3,575	265,321
Fastighets AB Balder, Class B*	16,094	100,710
H & M Hennes & Mauritz AB, Class B(x)	12,646	165,878
Hexagon AB, Class B	46,464	492,985
Holmen AB, Class B(x)	1,818	71,839
Industrivarden AB, Class A	2,720	99,526
Industrivarden AB, Class C(x)	3,455	126,283
Indutrade AB	6,583	181,409
Investment AB Latour, Class B	3,593	97,333
Investor AB, Class B	38,735	1,149,703
L E Lundbergforetagen AB, Class B	1,791	89,445
Lifco AB, Class B	5,475	193,252
Nibe Industrier AB, Class B(x)	34,003	128,309
Saab AB, Class B	7,789	305,034
Sagax AB, Class B(x)	4,794	100,441
Sandvik AB	23,861	498,499
Securitas AB, Class B	11,459	161,822
Skandinaviska Enskilda Banken AB, Class A(x)*	36,741	601,275
Skanska AB, Class B*	8,075	177,457
SKF AB, Class B(x)*	8,199	164,929
Svenska Cellulosa AB SCA, Class B*	13,165	173,210
Svenska Handelsbanken AB, Class A(x)	32,411	364,841
Swedbank AB, Class A(x)	19,000	430,779
Swedish Orphan Biovitrum AB*	4,684	133,924
Tele2 AB, Class B	12,923	174,269
Telefonaktiebolaget LM Ericsson, Class B(x)	64,606	499,273
Telia Co. AB	52,728	190,364
Trelleborg AB, Class B	4,920	181,983
Volvo AB, Class B*	35,549	1,036,925

		22,121,338

Switzerland (1.4%)
ABB Ltd. (Registered)	35,772	1,828,427
Avolta AG	2,180	94,720
Baloise Holding AG (Registered)	941	196,986
Banque Cantonale Vaudoise (Registered)	724	78,890
Barry Callebaut AG (Registered)(x)	88	116,577
BKW AG	516	90,170
Chocoladefabriken Lindt & Spruengli AG	23	310,410
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	261,784
Cie Financiere Richemont SA (Registered)	12,189	2,107,277
DSM-Firmenich AG	4,162	411,154
EMS-Chemie Holding AG (Registered)(x)	166	112,581
Galderma Group AG*	2,043	216,077
Geberit AG (Registered)	781	485,532
Givaudan SA (Registered)	207	888,647
Helvetia Holding AG (Registered)	883	182,349
Julius Baer Group Ltd.	4,610	316,296
Kuehne + Nagel International AG (Registered)	1,056	242,903
Logitech International SA (Registered)	3,404	284,417
Lonza Group AG (Registered)	5,838	3,577,895
Partners Group Holding AG	521	733,770
Sandoz Group AG	9,584	401,256
Schindler Holding AG	908	283,064
Schindler Holding AG (Registered)	550	165,988
SGS SA (Registered)	3,393	337,191
SIG Group AG	6,696	123,445
Sika AG (Registered)	3,486	840,076
Sonova Holding AG (Registered)	1,194	346,175
Straumann Holding AG (Registered)	2,633	315,323
Swatch Group AG (The)(x)	652	111,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Life Holding AG (Registered)	643	$583,620
Swiss Prime Site AG (Registered)	1,745	214,205
Swisscom AG (Registered)(x)	567	326,536
TE Connectivity plc	2,769	391,315
Temenos AG (Registered)	1,330	102,377
UBS Group AG (Registered)	74,501	2,262,735
VAT Group AG(m)	589	209,582
Zurich Insurance Group AG	3,315	2,304,425

		21,855,974

Taiwan (2.8%)
Advantech Co. Ltd.	98,000	1,106,844
Alchip Technologies Ltd.	35,000	2,888,337
ASE Technology Holding Co. Ltd.	509,000	2,192,214
Chailease Holding Co. Ltd.	316,000	1,104,013
Delta Electronics, Inc.	118,000	1,279,422
Fubon Financial Holding Co. Ltd.	540,400	1,388,333
Hon Hai Precision Industry Co. Ltd.	715,000	3,144,040
MediaTek, Inc.	27,000	1,130,337
Taiwan Semiconductor Manufacturing Co. Ltd.	1,028,133	28,178,632
Unimicron Technology Corp.	401,000	1,117,160
Wiwynn Corp.	39,127	1,926,742

		45,456,074

United Kingdom (2.7%)
3i Group plc	22,161	1,035,133
Admiral Group plc	6,092	224,276
Ashtead Group plc	9,786	524,099
Associated British Foods plc	7,471	184,328
AstraZeneca plc	35,094	5,101,739
Auto Trader Group plc(m)	20,344	195,571
Aviva plc	59,912	429,677
BAE Systems plc	67,633	1,362,456
Barclays plc	325,246	1,209,153
Barratt Redrow plc	30,727	167,856
British American Tobacco plc	45,109	1,854,137
BT Group plc(x)	143,627	307,702
Bunzl plc	7,519	288,078
Centrica plc	115,400	222,633
CK Hutchison Holdings Ltd.	61,264	344,447
Coca-Cola Europacific Partners plc	4,636	403,471
Compass Group plc	38,529	1,270,624
Croda International plc	2,969	112,103
DCC plc	2,136	141,960
Diageo plc	50,503	1,314,204
Entain plc	13,585	101,395
Halma plc	8,417	280,623
HSBC Holdings plc	407,414	4,599,135
Imperial Brands plc	17,953	664,416
Informa plc	29,770	295,876
InterContinental Hotels Group plc	3,564	379,905
Intertek Group plc	3,546	229,256
J Sainsbury plc	39,906	121,242
JD Sports Fashion plc	69,137	60,640
Kingfisher plc	39,980	130,815
Land Securities Group plc (REIT)	17,028	120,978
Legal & General Group plc	131,977	413,929
Lloyds Banking Group plc	1,372,615	1,278,033
London Stock Exchange Group plc	10,701	1,584,118
M&G plc	53,747	137,814
Marks & Spencer Group plc	46,484	213,462
Melrose Industries plc	29,938	183,733
National Grid plc	110,960	1,446,942
NatWest Group plc	171,017	998,077
Next plc	2,632	376,877
Pearson plc	13,903	218,743
Phoenix Group Holdings plc	16,903	124,784
Reckitt Benckiser Group plc	15,764	1,064,993
RELX plc	42,093	2,105,891
Rentokil Initial plc	55,371	248,623
Rolls-Royce Holdings plc*	192,865	1,866,009
Sage Group plc (The)	22,486	350,589
Schroders plc	18,884	84,840
Segro plc (REIT)	28,762	256,655
Severn Trent plc	6,147	200,971
Smith & Nephew plc	20,108	281,823
Smiths Group plc	7,421	185,107
Spirax Group plc	1,605	128,127
SSE plc	24,711	508,812
Standard Chartered plc	47,027	692,213
Tesco plc	153,345	658,231
Unilever plc	55,909	3,329,363
United Utilities Group plc	15,003	195,449
Vodafone Group plc	497,215	468,220
Whitbread plc	4,054	128,248
Wise plc, Class A*	15,447	188,562
WPP plc	25,130	188,667

		43,785,833

United States (38.3%)
3M Co.	4,953	727,398
A.O. Smith Corp.	1,117	73,007
Abbott Laboratories	15,906	2,109,931
AbbVie, Inc.	16,195	3,393,176
Adobe, Inc.*	3,993	1,531,435
Advanced Micro Devices, Inc.*	14,840	1,524,662
AES Corp. (The)	6,277	77,960
Aflac, Inc.	4,504	500,800
Agilent Technologies, Inc.	2,659	311,050
Air Products and Chemicals, Inc.	2,057	606,650
Airbnb, Inc., Class A*	4,006	478,557
Akamai Technologies, Inc.*	1,301	104,731
Albemarle Corp.	1,024	73,749
Alcon AG	11,183	1,051,938
Alexandria Real Estate Equities, Inc. (REIT)	1,490	137,840
Align Technology, Inc.*	614	97,540
Allegion plc	739	96,410
Alliant Energy Corp.	2,309	148,584
Allstate Corp. (The)	2,451	507,529
Alphabet, Inc., Class A	204,622	31,642,746
Alphabet, Inc., Class C	43,367	6,775,226
Altria Group, Inc.	15,460	927,909
Amazon.com, Inc.*	107,248	20,405,004
Amcor plc	12,296	119,271
Ameren Corp.	2,532	254,213
American Electric Power Co., Inc.	4,929	538,592
American Express Co.	5,079	1,366,505
American International Group, Inc.	5,443	473,214
American Tower Corp. (REIT)	4,262	927,411
American Water Works Co., Inc.	1,804	266,126
Ameriprise Financial, Inc.	871	421,660
AMETEK, Inc.	2,141	368,552
Amgen, Inc.	4,916	1,531,580
Amphenol Corp., Class A	11,157	731,788
Analog Devices, Inc.	50,501	10,184,537
ANSYS, Inc.*	824	260,845
Aon plc, Class A	2,001	798,579
APA Corp.	3,278	68,904
Apollo Global Management, Inc.	4,137	566,521
Apple, Inc.	137,805	30,610,625
Applied Materials, Inc.	7,455	1,081,870
Arch Capital Group Ltd.	3,468	333,552
Archer-Daniels-Midland Co.	4,311	206,971
Arista Networks, Inc.*	9,560	740,709
Arthur J Gallagher & Co.	2,312	798,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	488	$102,358
AT&T, Inc.	65,713	1,858,364
Atmos Energy Corp.	1,385	214,093
Autodesk, Inc.*	1,990	520,982
Automatic Data Processing, Inc.	3,708	1,132,905
AutoZone, Inc.*	152	579,543
AvalonBay Communities, Inc. (REIT)	1,331	285,659
Avery Dennison Corp.	713	126,893
Axon Enterprise, Inc.*	670	352,387
Baker Hughes Co.	9,158	402,494
Ball Corp.	2,653	138,142
Bank of America Corp.	60,742	2,534,764
Bank of New York Mellon Corp. (The)	6,503	545,407
Baxter International, Inc.	4,539	155,370
Becton Dickinson & Co.	2,616	599,221
Berkshire Hathaway, Inc., Class B*	16,815	8,955,333
Best Buy Co., Inc.	1,887	138,902
Biogen, Inc.*	1,366	186,923
Bio-Techne Corp.	1,435	84,134
BlackRock, Inc.‡	1,333	1,261,658
Blackstone, Inc.	6,682	934,010
Boeing Co. (The)*	6,918	1,179,865
Booking Holdings, Inc.	303	1,395,894
Boston Scientific Corp.*	33,775	3,407,222
BP plc	365,417	2,058,512
Bristol-Myers Squibb Co.	18,549	1,131,304
Broadcom, Inc.	62,119	10,400,584
Broadridge Financial Solutions, Inc.	1,092	264,766
Brown & Brown, Inc.	2,245	279,278
Brown-Forman Corp., Class B	1,502	50,978
Builders FirstSource, Inc.*	1,009	126,064
Bunge Global SA	1,332	101,791
BXP, Inc. (REIT)	1,406	94,469
Cadence Design Systems, Inc.*	2,538	645,490
Caesars Entertainment, Inc.*	2,035	50,875
Camden Property Trust (REIT)	940	114,962
Campbell’s Co. (The)	1,625	64,870
Capital One Financial Corp.	3,450	618,585
Cardinal Health, Inc.	2,181	300,476
CarMax, Inc.*	1,470	114,542
Carnival Corp.*	9,665	188,757
Carrier Global Corp.	7,408	469,667
Caterpillar, Inc.	4,384	1,445,843
Cboe Global Markets, Inc.	929	210,223
CBRE Group, Inc., Class A*	2,681	350,621
CDW Corp.	1,263	202,408
Cencora, Inc.	1,572	437,157
Centene Corp.*	4,672	283,637
CenterPoint Energy, Inc.	5,849	211,909
CF Industries Holdings, Inc.	1,577	123,243
CH Robinson Worldwide, Inc.	1,048	107,315
Charles River Laboratories International, Inc.*	449	67,584
Charles Schwab Corp. (The)	15,602	1,221,325
Charter Communications, Inc., Class A*	895	329,834
Chevron Corp.	15,332	2,564,890
Chipotle Mexican Grill, Inc.*	12,343	619,742
Chubb Ltd.	3,406	1,028,578
Church & Dwight Co., Inc.	2,267	249,574
Cigna Group (The)	2,512	826,448
Cincinnati Financial Corp.	1,479	218,478
Cintas Corp.	3,172	651,941
Cisco Systems, Inc.	36,536	2,254,637
Citigroup, Inc.	17,220	1,222,448
Citizens Financial Group, Inc.	3,849	157,694
Clorox Co. (The)	1,163	171,252
CME Group, Inc.	3,335	884,742
CMS Energy Corp.	2,805	210,684
Coca-Cola Co. (The)	35,518	2,543,799
Cognizant Technology Solutions Corp., Class A	4,589	351,059
Colgate-Palmolive Co.	7,415	694,786
Comcast Corp., Class A	34,599	1,276,703
Conagra Brands, Inc.	4,300	114,681
ConocoPhillips	11,704	1,229,154
Consolidated Edison, Inc.	3,206	354,552
Constellation Brands, Inc., Class A	1,408	258,396
Constellation Energy Corp.	2,895	583,719
Cooper Cos., Inc. (The)*	1,893	159,675
Copart, Inc.*	8,113	459,115
Corning, Inc.	7,131	326,457
Corpay, Inc.*	621	216,555
Corteva, Inc.	6,361	400,298
CoStar Group, Inc.*	3,837	304,006
Costco Wholesale Corp.	4,072	3,851,216
Coterra Energy, Inc.	6,523	188,515
Crowdstrike Holdings, Inc., Class A*	2,260	796,831
Crown Castle, Inc. (REIT)	4,022	419,213
CSL Ltd.	10,955	1,706,379
CSX Corp.	17,847	525,237
Cummins, Inc.	1,270	398,069
CVS Health Corp.	11,646	789,017
CyberArk Software Ltd.*	1,055	356,590
Danaher Corp.	5,861	1,201,505
Darden Restaurants, Inc.	1,105	229,575
DaVita, Inc.*	397	60,729
Dayforce, Inc.*	1,368	79,795
Deckers Outdoor Corp.*	1,457	162,907
Deere & Co.	2,316	1,087,015
Dell Technologies, Inc., Class C	2,843	259,139
Delta Air Lines, Inc.	5,933	258,679
Devon Energy Corp.	5,886	220,136
Dexcom, Inc.*	3,673	250,829
Diamondback Energy, Inc.	1,758	281,069
Digital Realty Trust, Inc. (REIT)	2,886	413,535
Discover Financial Services	2,324	396,707
Dollar General Corp.	2,084	183,246
Dollar Tree, Inc.*	1,946	146,086
Dominion Energy, Inc.	7,774	435,888
Domino’s Pizza, Inc.	308	141,511
DoorDash, Inc., Class A*	3,112	568,780
Dover Corp.	1,272	223,465
Dow, Inc.	6,569	229,389
DR Horton, Inc.	2,553	324,563
DTE Energy Co.	1,958	270,733
Duke Energy Corp.	7,149	871,964
DuPont de Nemours, Inc.	3,868	288,862
Eastman Chemical Co.	1,029	90,665
Eaton Corp. plc	3,612	981,850
eBay, Inc.	4,471	302,821
Ecolab, Inc.	7,077	1,794,161
Edison International	3,645	214,763
Edwards Lifesciences Corp.*	5,458	395,596
Electronic Arts, Inc.	2,156	311,585
Elevance Health, Inc.	2,146	933,424
Eli Lilly & Co.	17,019	14,056,162
Emerson Electric Co.	5,113	560,589
Enphase Energy, Inc.*	1,314	81,534
Entergy Corp.	3,970	339,395
EOG Resources, Inc.	5,205	667,489
EPAM Systems, Inc.*	489	82,563
EQT Corp.	5,586	298,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Equifax, Inc.	16,299	$3,969,784
Equinix, Inc. (REIT)	893	728,108
Equity Residential (REIT)	3,251	232,707
Erie Indemnity Co., Class A	240	100,572
Essex Property Trust, Inc. (REIT)	574	175,971
Estee Lauder Cos., Inc. (The), Class A	2,218	146,388
Everest Group Ltd.	413	150,055
Evergy, Inc.	2,173	149,828
Eversource Energy	3,437	213,472
Exelon Corp.	9,299	428,498
Expand Energy Corp.	1,929	214,736
Expedia Group, Inc.	1,169	196,509
Expeditors International of Washington, Inc.	1,319	158,610
Experian plc	20,983	967,099
Extra Space Storage, Inc. (REIT)	1,964	291,634
Exxon Mobil Corp.	39,932	4,749,113
F5, Inc.*	509	135,531
FactSet Research Systems, Inc.	360	163,670
Fair Isaac Corp.*	225	414,936
Fastenal Co.	5,302	411,170
Federal Realty Investment Trust (REIT)	713	69,746
FedEx Corp.	2,004	488,535
Ferrovial SE	10,650	474,223
Fidelity National Information Services, Inc.	4,798	358,315
Fifth Third Bancorp	6,206	243,275
First Solar, Inc.*	1,015	128,326
FirstEnergy Corp.	4,550	183,911
Fiserv, Inc.*	5,204	1,149,199
Ford Motor Co.	36,235	363,437
Fortinet, Inc.*	5,750	553,495
Fortive Corp.	3,050	223,199
Fox Corp., Class A	1,947	110,200
Fox Corp., Class B	1,150	60,617
Franklin Resources, Inc.(x)	2,857	54,997
Freeport-McMoRan, Inc.	13,298	503,462
Garmin Ltd.	1,433	311,147
Gartner, Inc.*	714	299,694
GE Aerospace	9,846	1,970,677
GE HealthCare Technologies, Inc.	4,228	341,242
GE Vernova, Inc.	2,551	778,769
Gen Digital, Inc.	4,729	125,508
Generac Holdings, Inc.*	483	61,172
General Dynamics Corp.	2,318	631,840
General Mills, Inc.	5,187	310,131
General Motors Co.	9,128	429,290
Genuine Parts Co.	1,243	148,091
Gilead Sciences, Inc.	11,368	1,273,784
Global Payments, Inc.	2,220	217,382
Globe Life, Inc.	736	96,946
GoDaddy, Inc., Class A*	1,328	239,226
Goldman Sachs Group, Inc. (The)	2,862	1,563,482
GSK plc	92,765	1,751,903
Haleon plc	205,241	1,037,415
Halliburton Co.	8,173	207,349
Hartford Insurance Group, Inc. (The)	2,611	323,059
Hasbro, Inc.	1,242	76,371
HCA Healthcare, Inc.	1,631	563,592
Healthpeak Properties, Inc. (REIT)	6,221	125,789
Henry Schein, Inc.*	1,137	77,873
Hershey Co. (The)	1,367	233,798
Hess Corp.	2,558	408,589
Hewlett Packard Enterprise Co.	12,019	185,453
Hilton Worldwide Holdings, Inc.	2,177	495,376
Holcim AG	11,850	1,265,768
Hologic, Inc.*	2,030	125,393
Home Depot, Inc. (The)	9,113	3,339,823
Honeywell International, Inc.	5,929	1,255,466
Hormel Foods Corp.	2,437	75,401
Host Hotels & Resorts, Inc. (REIT)	6,049	85,956
Howmet Aerospace, Inc.	3,760	487,785
HP, Inc.	8,433	233,510
Hubbell, Inc., Class B	516	170,750
Humana, Inc.	1,130	298,998
Huntington Bancshares, Inc.	13,028	195,550
Huntington Ingalls Industries, Inc.	341	69,578
IDEX Corp.	718	129,936
IDEXX Laboratories, Inc.*	2,797	1,174,600
Illinois Tool Works, Inc.	2,435	603,904
Incyte Corp.*	1,348	81,621
Ingersoll Rand, Inc.	3,765	301,313
Insulet Corp.*	663	174,110
Intel Corp.	39,915	906,470
Intercontinental Exchange, Inc.	5,314	916,665
International Business Machines Corp.	8,482	2,109,134
International Flavors & Fragrances, Inc.	2,412	187,195
International Paper Co.	4,926	262,802
Interpublic Group of Cos., Inc. (The)	3,197	86,831
Intuit, Inc.	14,499	8,902,241
Intuitive Surgical, Inc.*	10,687	5,292,951
Invesco Ltd.	3,778	57,312
Invitation Homes, Inc. (REIT)	5,079	177,003
IQVIA Holdings, Inc.*	12,867	2,268,452
Iron Mountain, Inc. (REIT)	2,780	239,191
J M Smucker Co. (The)	945	111,897
Jabil, Inc.	1,007	137,023
Jack Henry & Associates, Inc.	647	118,142
Jacobs Solutions, Inc.	1,085	131,166
James Hardie Industries plc (CHDI)*	9,518	228,853
JB Hunt Transport Services, Inc.	725	107,264
Johnson & Johnson	22,086	3,662,742
Johnson Controls International plc	6,019	482,182
JPMorgan Chase & Co.	25,650	6,291,945
Juniper Networks, Inc.	2,925	105,856
Kellanova	2,423	199,873
Kenvue, Inc.	17,743	425,477
Keurig Dr Pepper, Inc.	10,967	375,291
KeyCorp	9,531	152,401
Keysight Technologies, Inc.*	1,630	244,125
Kimberly-Clark Corp.	2,991	425,380
Kimco Realty Corp. (REIT)	6,469	137,402
Kinder Morgan, Inc.	17,887	510,316
KKR & Co., Inc.	6,247	722,216
KLA Corp.	1,212	823,918
Kraft Heinz Co. (The)	8,169	248,583
Kroger Co. (The)	6,160	416,970
L3Harris Technologies, Inc.	1,694	354,571
Labcorp Holdings, Inc.	746	173,624
Lam Research Corp.	29,313	2,131,055
Lamb Weston Holdings, Inc.	1,273	67,851
Las Vegas Sands Corp.	3,060	118,208
Leidos Holdings, Inc.	1,256	169,485
Lennar Corp., Class A	2,210	253,664
Lennox International, Inc.	287	160,958
Linde plc	6,177	2,876,258
Live Nation Entertainment, Inc.*	1,495	195,217
LKQ Corp.	2,284	97,161
Lockheed Martin Corp.	1,912	854,110
Loews Corp.	1,565	143,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	5,167	$1,205,099
Lululemon Athletica, Inc.*	1,045	295,798
LyondellBasell Industries NV, Class A	2,314	162,906
M&T Bank Corp.	1,543	275,811
Marathon Petroleum Corp.	2,883	420,024
MarketAxess Holdings, Inc.	352	76,155
Marriott International, Inc., Class A	11,703	2,787,655
Marsh & McLennan Cos., Inc.	4,488	1,095,207
Martin Marietta Materials, Inc.	570	272,534
Marvell Technology, Inc.	86,574	5,330,361
Masco Corp.	1,907	132,613
Mastercard, Inc., Class A	8,940	4,900,193
Match Group, Inc.	2,281	71,167
McCormick & Co., Inc. (Non-Voting)	2,366	194,745
McDonald’s Corp.	6,571	2,052,583
McKesson Corp.	1,146	771,247
Medtronic plc	11,727	1,053,788
Merck & Co., Inc.	23,206	2,082,971
Meta Platforms, Inc., Class A	57,048	32,880,185
MetLife, Inc.	5,221	419,194
Mettler-Toledo International, Inc.*	195	230,277
MGM Resorts International*	1,934	57,324
Microchip Technology, Inc.	5,014	242,728
Micron Technology, Inc.	10,261	891,578
Microsoft Corp.	83,366	31,294,763
Mid-America Apartment Communities, Inc. (REIT)	1,047	175,456
Moderna, Inc.*	3,246	92,024
Mohawk Industries, Inc.*	432	49,326
Molina Healthcare, Inc.*	501	165,024
Molson Coors Beverage Co., Class B	1,560	94,957
Monday.com Ltd.*	838	203,768
Mondelez International, Inc., Class A	11,866	805,108
Monolithic Power Systems, Inc.	451	261,571
Monster Beverage Corp.*	6,300	368,676
Moody’s Corp.	1,412	657,554
Morgan Stanley	11,322	1,320,938
Mosaic Co. (The)	2,792	75,412
Motorola Solutions, Inc.	1,547	677,292
MSCI, Inc.	701	396,416
Nasdaq, Inc.	3,864	293,123
Nestle SA (Registered)	59,386	5,996,999
NetApp, Inc.	1,902	167,072
Netflix, Inc.*	7,183	6,698,363
Newmont Corp.	10,536	508,678
News Corp., Class A	3,620	98,536
News Corp., Class B	1,004	30,492
NextEra Energy, Inc.	18,773	1,330,818
NIKE, Inc., Class B	10,766	683,426
NiSource, Inc.	4,089	163,928
Nordson Corp.	467	94,203
Norfolk Southern Corp.	2,094	495,964
Northern Trust Corp.	1,841	181,615
Northrop Grumman Corp.	1,240	634,892
Norwegian Cruise Line Holdings Ltd.*	4,193	79,499
Novartis AG (Registered)	44,722	4,945,858
NRG Energy, Inc.	1,802	172,019
Nucor Corp.	2,116	254,639
NVIDIA Corp.	296,751	32,161,873
NVR, Inc.*	26	188,354
Occidental Petroleum Corp.	6,252	308,599
Old Dominion Freight Line, Inc.	1,741	288,048
Omnicom Group, Inc.	1,891	156,783
ON Semiconductor Corp.*	3,998	162,679
ONEOK, Inc.	5,607	556,327
Oracle Corp. (Moscow Stock Exchange)	14,874	2,079,534
O’Reilly Automotive, Inc.*	524	750,672
Otis Worldwide Corp.	3,570	368,424
PACCAR, Inc.	4,852	472,439
Packaging Corp. of America	795	157,426
Palantir Technologies, Inc., Class A*	18,757	1,583,091
Palo Alto Networks, Inc.*	6,057	1,033,566
Paramount Global, Class B(x)	5,237	62,635
Parker-Hannifin Corp.	1,191	723,949
Paychex, Inc.	2,964	457,286
Paycom Software, Inc.	418	91,325
PayPal Holdings, Inc.*	9,011	587,968
Pentair plc	1,555	136,031
PepsiCo, Inc.	12,574	1,885,346
Pfizer, Inc.	51,733	1,310,914
PG&E Corp.	20,232	347,586
Phathom Pharmaceuticals, Inc.*	56,159	352,117
Philip Morris International, Inc.	14,264	2,264,125
Phillips 66	3,822	471,941
Pinnacle West Capital Corp.	1,112	105,918
PNC Financial Services Group, Inc. (The)	3,672	645,427
Pool Corp.	332	105,692
PPG Industries, Inc.	2,156	235,759
PPL Corp.	6,962	251,398
Principal Financial Group, Inc.	1,866	157,434
Procter & Gamble Co. (The)	21,511	3,665,905
Progressive Corp. (The)	5,357	1,516,085
Prologis, Inc. (REIT)	8,454	945,073
Prudential Financial, Inc.	3,294	367,874
PTC, Inc.*	1,146	177,573
Public Service Enterprise Group, Inc.	4,611	379,485
Public Storage (REIT)	1,458	436,365
PulteGroup, Inc.	1,814	186,479
QIAGEN NV*	4,950	196,301
QUALCOMM, Inc.	13,228	2,031,953
Quanta Services, Inc.	1,366	347,210
Quest Diagnostics, Inc.	975	164,970
Ralph Lauren Corp.	344	75,935
Raymond James Financial, Inc.	1,713	237,953
Realty Income Corp. (REIT)	8,100	469,881
Regency Centers Corp. (REIT)	1,430	105,477
Regeneron Pharmaceuticals, Inc.	974	617,740
Regions Financial Corp.	8,500	184,705
Republic Services, Inc.	1,884	456,229
ResMed, Inc.	1,359	304,212
Revvity, Inc.	1,078	114,052
Roche Holding AG (BMV Mexico Stock Exchange)	15,889	5,217,310
Roche Holding AG (OTC US Exchange)	771	267,022
Rockwell Automation, Inc.	1,045	270,007
Rollins, Inc.	2,474	133,670
Roper Technologies, Inc.	992	584,863
Ross Stores, Inc.	3,070	392,315
Royal Caribbean Cruises Ltd.	2,289	470,252
RTX Corp.	12,177	1,612,965
S&P Global, Inc.	25,296	12,852,898
Salesforce, Inc.	8,779	2,355,932
Sanofi SA	25,754	2,838,248
SBA Communications Corp. (REIT)	1,000	220,010
Schlumberger NV	12,749	532,908
Schneider Electric SE	12,373	2,819,608
Seagate Technology Holdings plc	1,999	169,815
Sempra	5,862	418,312
ServiceNow, Inc.*	1,884	1,499,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shell plc	138,843	$5,066,650
Sherwin-Williams Co. (The)	2,144	748,663
Simon Property Group, Inc. (REIT)	2,838	471,335
Skyworks Solutions, Inc.	1,334	86,216
Smurfit WestRock plc	4,630	208,628
Snap-on, Inc.	471	158,732
Solventum Corp.*	1,249	94,974
Southern Co. (The)	9,993	918,856
Southwest Airlines Co.	5,345	179,485
Spotify Technology SA*	4,547	2,500,986
Stanley Black & Decker, Inc.	1,490	114,551
Starbucks Corp.	10,490	1,028,964
State Street Corp.	2,713	242,895
Steel Dynamics, Inc.	1,255	156,975
Stellantis NV	45,628	506,302
STERIS plc	925	209,651
Stryker Corp.	3,139	1,168,493
Super Micro Computer, Inc.(x)*	4,660	159,558
Swiss Re AG	6,877	1,165,988
Synchrony Financial	3,635	192,437
Synopsys, Inc.*	3,581	1,535,712
Sysco Corp.	4,388	329,276
T. Rowe Price Group, Inc.	1,946	178,779
Take-Two Interactive Software, Inc.*	1,512	313,362
Tapestry, Inc.	1,899	133,709
Targa Resources Corp.	2,018	404,548
Target Corp.	4,137	431,737
Teledyne Technologies, Inc.*	431	214,513
Tenaris SA	9,108	177,864
Teradyne, Inc.	1,458	120,431
Tesla, Inc.*	25,671	6,652,896
Texas Instruments, Inc.	8,339	1,498,518
Texas Pacific Land Corp.	171	226,573
Textron, Inc.	1,680	121,380
Thermo Fisher Scientific, Inc.	5,328	2,651,213
TJX Cos., Inc. (The)	16,387	1,995,937
TKO Group Holdings, Inc., Class A	611	93,367
T-Mobile US, Inc.	4,399	1,173,257
Tractor Supply Co.	4,810	265,031
Trane Technologies plc	2,044	688,664
TransDigm Group, Inc.	520	719,311
Travelers Cos., Inc. (The)	2,101	555,630
Trimble, Inc.*	2,135	140,163
Truist Financial Corp.	11,963	492,277
Tyler Technologies, Inc.*	406	236,044
Tyson Foods, Inc., Class A	2,498	159,397
Uber Technologies, Inc.*	19,164	1,396,289
UDR, Inc. (REIT)	2,550	115,184
Ulta Beauty, Inc.*	415	152,114
Union Pacific Corp.	5,533	1,307,116
United Airlines Holdings, Inc.*	3,075	212,329
United Parcel Service, Inc., Class B	6,768	744,412
United Rentals, Inc.	607	380,407
UnitedHealth Group, Inc.	8,442	4,421,498
Universal Health Services, Inc., Class B	510	95,829
US Bancorp	14,437	609,530
Valero Energy Corp.	2,930	386,965
Ventas, Inc. (REIT)	3,882	266,926
Veralto Corp.	2,289	223,063
VeriSign, Inc.*	728	184,817
Verisk Analytics, Inc.	1,312	390,477
Verizon Communications, Inc.	38,533	1,747,857
Vertex Pharmaceuticals, Inc.*	2,346	1,137,388
Viatris, Inc.	10,901	94,948
VICI Properties, Inc. (REIT), Class A	9,756	318,241
Visa, Inc., Class A	39,690	13,909,757
Vistra Corp.	3,149	369,819
Vulcan Materials Co.	1,222	285,093
W.R. Berkley Corp.	2,667	189,784
W.W. Grainger, Inc.	410	405,010
Walgreens Boots Alliance, Inc.	6,864	76,671
Walmart, Inc.	39,795	3,493,603
Walt Disney Co. (The)	16,572	1,635,656
Warner Bros Discovery, Inc.*	20,017	214,782
Waste Management, Inc.	3,380	782,504
Waters Corp.*	559	206,031
WEC Energy Group, Inc.	2,951	321,600
Wells Fargo & Co.	30,171	2,165,976
Welltower, Inc. (REIT)	5,598	857,670
West Pharmaceutical Services, Inc.	634	141,940
Western Digital Corp.*	3,257	131,681
Westinghouse Air Brake Technologies Corp.	1,591	288,528
Weyerhaeuser Co. (REIT)	6,544	191,608
Williams Cos., Inc. (The)	11,281	674,153
Williams-Sonoma, Inc.	1,129	178,495
Willis Towers Watson plc	932	314,969
Workday, Inc., Class A*	1,971	460,288
Wynn Resorts Ltd.	758	63,293
Xcel Energy, Inc.	5,314	376,178
Xylem, Inc.	2,248	268,546
Yum! Brands, Inc.	2,583	406,461
Zebra Technologies Corp., Class A*	494	139,585
Zimmer Biomet Holdings, Inc.	1,878	212,552
Zoetis, Inc.	6,771	1,114,845

		616,976,080

Total Common Stocks (80.0%) (Cost $594,637,008)		1,287,150,550

SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	8,214,876	8,214,876
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	72,173,788	72,195,441

Total Investment Companies		80,410,317

Total Short-Term Investments (5.0%) (Cost $80,409,167)		80,410,317

Total Investments in Securities (85.0%) (Cost $675,046,175)		1,367,560,867
Other Assets Less Liabilities (15.0%)		242,176,887

Net Assets (100%)		$1,609,737,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $221,292 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $18,011,278 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $22,147,398. This was collateralized by $15,371,650 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $8,214,876 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Information Technology	$285,892,596	17.8%
Financials	247,747,593	15.4
Consumer Discretionary	148,832,789	9.2
Industrials	140,583,387	8.7
Communication Services	129,572,880	8.1
Health Care	128,143,274	8.0
Investment Companies	80,410,317	5.0
Consumer Staples	76,390,649	4.7
Materials	41,634,716	2.6
Energy	35,105,002	2.2
Real Estate	29,128,181	1.8
Utilities	24,119,483	1.5
Cash and Other	242,176,887	15.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,333	1,289,588	85,264	(13,324)	(88)	(99,782)	1,261,658	—	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,057	6/2025	EUR	59,306,850	(1,749,034)
FTSE 100 Index	337	6/2025	GBP	37,402,673	(268,279)
S&P 500 E-Mini Index	608	6/2025	USD	171,858,800	64,875
SPI 200 Index	120	6/2025	AUD	14,765,830	(13,044)
TOPIX Index	206	6/2025	JPY	36,560,571	255,870

					(1,709,612)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,065,788	USD	3,827,379	HSBC Bank plc	6/20/2025	(34,667)
EUR	4,268,882	USD	4,687,094	HSBC Bank plc	6/20/2025	(50,391)
GBP	1,684,340	USD	2,183,799	HSBC Bank plc	6/20/2025	(8,212)
JPY	225,447,916	USD	1,536,942	HSBC Bank plc	6/20/2025	(20,388)

Net unrealized depreciation						(113,658)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$25,535,618	$—	$25,535,618
Austria	—	950,190	—	950,190
Belgium	—	2,951,655	—	2,951,655
Brazil	13,219,747	130,856	—	13,350,603
Canada	2,959,861	—	—	2,959,861
Chile	—	4,206,082	—	4,206,082
China	14,269,496	58,729,327	—	72,998,823
Denmark	—	12,065,250	—	12,065,250
Finland	—	3,943,914	—	3,943,914
France	—	54,699,757	—	54,699,757
Germany	—	51,369,930	—	51,369,930
Hong Kong	280,717	6,719,478	—	7,000,195
India	11,292,917	59,737,631	—	71,030,548
Indonesia	—	1,083,406	—	1,083,406
Ireland	2,250,695	1,194,557	—	3,445,252
Israel	3,394,856	1,933,491	—	5,328,347
Italy	—	15,379,479	—	15,379,479
Japan	—	92,107,356	—	92,107,356
Jersey	124,772	—	—	124,772
Jordan	—	90,383	—	90,383
Luxembourg	—	561,786	—	561,786
Macau	—	318,907	—	318,907
Malaysia	—	3,236,881	—	3,236,881
Mexico	10,530,716	—	—	10,530,716
Netherlands	—	20,066,771	—	20,066,771
New Zealand	—	1,060,099	—	1,060,099
Norway	—	2,412,439	—	2,412,439
Poland	—	6,182,388	—	6,182,388
Portugal	—	526,464	—	526,464
Singapore	1,303,379	5,466,473	—	6,769,852
South Africa	—	11,074,166	—	11,074,166
South Korea	—	18,209,427	—	18,209,427
Spain	—	15,383,934	—	15,383,934
Sweden	—	22,121,338	—	22,121,338
Switzerland	391,315	21,464,659	—	21,855,974
Taiwan	—	45,456,074	—	45,456,074
United Kingdom	403,471	43,382,362	—	43,785,833
United States	577,235,840	39,740,240	—	616,976,080
Futures	320,745	—	—	320,745
Short-Term Investments
Investment Companies	80,410,317	—	—	80,410,317

Total Assets	$718,388,844	$649,492,768	$—	$1,367,881,612

Liabilities:
Forward Currency Contracts	$—	$(113,658)	$—	$(113,658)
Futures	(2,030,357)	—	—	(2,030,357)

Total Liabilities	$(2,030,357)	$(113,658)	$—	$(2,144,015)

Total	$716,358,487	$649,379,110	$—	$1,365,737,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$730,799,793
Aggregate gross unrealized depreciation	(44,410,470)

Net unrealized appreciation	$686,389,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$679,348,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.1%)
iShares Core S&P 500 ETF	44,600	$25,060,740
SPDR S&P 500 ETF Trust	273,252	152,854,436
Vanguard S&P 500 ETF	48,500	24,924,635

Total Equity		202,839,811

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	2,324,000	190,010,240

Total Exchange Traded Funds (62.1%) (Cost $344,683,837)		392,850,051

SHORT-TERM INVESTMENTS:
Investment Companies (56.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	50,000,000	50,000,000
Goldman Sachs Financial Square Funds - Government Fund 4.25% (7 day yield) ‡	50,168,397	50,168,397
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.22% (7 day yield) ‡	46,070,343	46,070,343
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.19% (7 day yield) ‡	48,105,219	48,105,219
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	18,839,641	18,839,641
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	76,555,155	76,578,122
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	30,000,000	30,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		354,761,722

Total Short-Term Investments (56.1%) (Cost $354,767,034)		354,761,722

Total Investments in Securities (118.2%) (Cost $699,450,871)		747,611,773
Other Assets Less Liabilities (-18.2%)		(115,162,816)

Net Assets (100%)		$632,448,957

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $131,270,913. This was collateralized by cash of $133,839,641 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.25% (7 day yield)	50,168,397	47,478,257	2,690,140	—	—	—	50,168,397	514,250	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.22% (7 day yield)	46,070,343	43,410,815	2,659,528	—	—	—	46,070,343	467,672	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.19% (7 day yield)	48,105,219	45,434,067	2,671,152	—	—	—	48,105,219	496,546	—

Total		136,323,139	8,020,820	—	—	—	144,343,959	1,478,468	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	976	6/2025	EUR	54,762,049	(2,763,082)
FTSE 100 Index	338	6/2025	GBP	37,513,660	(518,060)
Russell 2000 E-Mini Index	373	6/2025	USD	37,805,415	(611,924)
S&P 500 E-Mini Index	56	6/2025	USD	15,829,100	(199,349)
S&P Midcap 400 E-Mini Index	189	6/2025	USD	55,539,540	(245,296)
TOPIX Index	216	6/2025	JPY	38,335,356	257,436

					(4,080,275)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$392,850,051	$—	$—	$392,850,051
Futures	257,436	—	—	257,436
Short-Term Investments
Investment Companies	354,761,722	—	—	354,761,722

Total Assets	$747,869,209	$—	$—	$747,869,209

Liabilities:
Futures	$(4,337,711)	$—	$—	$(4,337,711)

Total Liabilities	$(4,337,711)	$—	$—	$(4,337,711)

Total	$743,531,498	$—	$—	$743,531,498

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,802,233
Aggregate gross unrealized depreciation	(9,622,467)

Net unrealized appreciation	$50,179,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$693,351,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Media (0.9%)
Omnicom Group, Inc.	16,437	$1,362,792

Total Communication Services		1,362,792

Consumer Discretionary (5.7%)
Hotels, Restaurants & Leisure (1.3%)
Red Rock Resorts, Inc., Class A	26,111	1,132,434
Royal Caribbean Cruises Ltd.	4,065	835,114

		1,967,548

Household Durables (1.8%)
Lennar Corp., Class A	23,604	2,709,267

Specialty Retail (2.6%)
Burlington Stores, Inc.*	1,688	402,301
Floor & Decor Holdings, Inc., Class A*	7,555	607,951
Foot Locker, Inc.*	79,781	1,124,912
Ulta Beauty, Inc.*	2,457	900,589
Wayfair, Inc., Class A(x)*	25,755	824,932

		3,860,685

Total Consumer Discretionary		8,537,500

Consumer Staples (7.1%)
Beverages (2.6%)
Coca-Cola Europacific Partners plc(x)	36,438	3,171,199
Molson Coors Beverage Co., Class B	11,556	703,414

		3,874,613

Consumer Staples Distribution & Retail (3.1%)
BJ’s Wholesale Club Holdings, Inc.*	28,911	3,298,745
Performance Food Group Co.*	16,836	1,323,815

		4,622,560

Food Products (0.4%)
Lamb Weston Holdings, Inc.	12,414	661,666

Personal Care Products (1.0%)
Kenvue, Inc.	66,756	1,600,809

Total Consumer Staples		10,759,648

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
BKV Corp.*	33,251	698,271
Cheniere Energy, Inc.	10,387	2,403,552
Devon Energy Corp.	22,926	857,432
Diamondback Energy, Inc.	12,279	1,963,167
Expand Energy Corp.	19,522	2,173,189
Ovintiv, Inc.	13,338	570,866
Permian Resources Corp.	152,341	2,109,923
Phillips 66	17,056	2,106,075

Total Energy		12,882,475

Financials (18.4%)
Banks (4.8%)
Citizens Financial Group, Inc.	24,318	996,308
East West Bancorp, Inc.	14,392	1,291,826
First Horizon Corp.	27,240	529,001
Huntington Bancshares, Inc.	95,587	1,434,761
M&T Bank Corp.	10,310	1,842,913
Pinnacle Financial Partners, Inc.	11,083	1,175,241

		7,270,050

Capital Markets (2.6%)
Nasdaq, Inc.	22,128	1,678,630
Raymond James Financial, Inc.	16,447	2,284,653

		3,963,283

Financial Services (3.4%)
Corebridge Financial, Inc.	25,729	812,264
Fidelity National Information Services, Inc.	47,257	3,529,153
Global Payments, Inc.	7,250	709,920

		5,051,337

Insurance (7.6%)
Allstate Corp. (The)	13,028	2,697,708
American Financial Group, Inc.	8,668	1,138,455
Arch Capital Group Ltd.	13,630	1,310,933
Arthur J Gallagher & Co.	3,927	1,355,757
Globe Life, Inc.	9,598	1,264,249
Prudential Financial, Inc.	15,020	1,677,434
Unum Group	24,198	1,971,169

		11,415,705

Total Financials		27,700,375

Health Care (7.0%)
Health Care Equipment & Supplies (1.7%)
Cooper Cos., Inc. (The)*	30,455	2,568,879

Health Care Providers & Services (2.2%)
Cencora, Inc.	8,127	2,260,038
Humana, Inc.	4,254	1,125,608

		3,385,646

Life Sciences Tools & Services (2.6%)
Agilent Technologies, Inc.	5,735	670,880
Mettler-Toledo International, Inc.*	1,508	1,780,812
West Pharmaceutical Services, Inc.	6,444	1,442,683

		3,894,375

Pharmaceuticals (0.5%)
Organon & Co.	20,102	299,319
Royalty Pharma plc, Class A	12,276	382,152

		681,471

Total Health Care		10,530,371

Industrials (16.3%)
Aerospace & Defense (1.9%)
L3Harris Technologies, Inc.	9,242	1,934,443
Woodward, Inc.	4,966	906,245

		2,840,688

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	7,067	1,379,408

Electrical Equipment (6.3%)
AMETEK, Inc.	20,725	3,567,601
GE Vernova, Inc.	9,967	3,042,726
Rockwell Automation, Inc.	11,160	2,883,521

		9,493,848

Ground Transportation (0.4%)
Saia, Inc.*	1,876	655,531

Machinery (2.9%)
IDEX Corp.	5,139	930,005
Ingersoll Rand, Inc.	20,366	1,629,891
ITT, Inc.	6,444	832,307
Xylem, Inc.	7,583	905,865

		4,298,068

Passenger Airlines (1.2%)
United Airlines Holdings, Inc.*	26,006	1,795,714

Trading Companies & Distributors (2.7%)
Fastenal Co.	26,377	2,045,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.	3,224	$2,020,481

		4,066,017

Total Industrials		24,529,274

Information Technology (7.9%)
Communications Equipment (1.0%)
Juniper Networks, Inc.	41,568	1,504,346

Semiconductors & Semiconductor Equipment (3.2%)
Marvell Technology, Inc.	46,172	2,842,810
Microchip Technology, Inc.	40,757	1,973,046

		4,815,856

Software (2.8%)
Dynatrace, Inc.*	44,969	2,120,288
MicroStrategy, Inc., Class A(x)*	1,336	385,129
Monday.com Ltd.*	7,462	1,814,460

		4,319,877

Technology Hardware, Storage & Peripherals (0.9%)
Hewlett Packard Enterprise Co.	69,142	1,066,861
Sandisk Corp.*	1,653	78,700
Western Digital Corp.*	5,021	202,999

		1,348,560

Total Information Technology		11,988,639

Materials (7.8%)
Chemicals (3.8%)
Ashland, Inc.	15,760	934,410
Celanese Corp.	8,031	455,920
Chemours Co. (The)	35,842	484,942
LyondellBasell Industries NV, Class A	6,592	464,077
RPM International, Inc.	14,222	1,645,201
Westlake Corp.	17,167	1,717,215

		5,701,765

Construction Materials (1.6%)
Martin Marietta Materials, Inc.	5,192	2,482,451

Containers & Packaging (0.8%)
Ball Corp.	9,928	516,951
International Paper Co.	11,770	627,930

		1,144,881

Metals & Mining (1.6%)
Steel Dynamics, Inc.	19,251	2,407,915

Total Materials		11,737,012

Real Estate (8.7%)
Health Care REITs (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	12,775	1,181,815
Ventas, Inc. (REIT)	13,566	932,798

		2,114,613

Residential REITs (3.8%)
American Homes 4 Rent (REIT), Class A	29,617	1,119,819
AvalonBay Communities, Inc. (REIT)	10,057	2,158,433
Camden Property Trust (REIT)	9,583	1,172,001
Equity LifeStyle Properties, Inc. (REIT)	17,903	1,194,130

		5,644,383

Specialized REITs (3.5%)
Digital Realty Trust, Inc. (REIT)	9,282	1,330,018
Extra Space Storage, Inc. (REIT)	11,693	1,736,294
VICI Properties, Inc. (REIT), Class A	68,794	2,244,060

		5,310,372

Total Real Estate		13,069,368

Utilities (10.6%)
Electric Utilities (4.4%)
Entergy Corp.	17,079	1,460,084
Exelon Corp.	19,307	889,666
NRG Energy, Inc.	4,484	428,043
PG&E Corp.	104,388	1,793,386
PPL Corp.	58,656	2,118,068

		6,689,247

Gas Utilities (0.4%)
UGI Corp.	17,009	562,488

Independent Power and Renewable Electricity Producers (0.9%)
Ormat Technologies, Inc.	18,368	1,299,903

Multi-Utilities (4.9%)
CMS Energy Corp.	31,533	2,368,444
NiSource, Inc.	72,295	2,898,306
Public Service Enterprise Group, Inc.	26,324	2,166,465

		7,433,215

Total Utilities		15,984,853

Total Common Stocks (98.9%) (Cost $133,583,112)		149,082,307

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,604,611	2,604,611

Total Short-Term Investments (1.7%) (Cost $2,604,611)		2,604,611

Total Investments in Securities (100.6%) (Cost $136,187,723)		151,686,918
Other Assets Less Liabilities (-0.6%)		(964,262)

Net Assets (100%)		$150,722,656

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $2,889,160. This was collateralized by $329,276 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $2,604,611 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,362,792	$—	$—	$1,362,792
Consumer Discretionary	8,537,500	—	—	8,537,500
Consumer Staples	10,759,648	—	—	10,759,648
Energy	12,882,475	—	—	12,882,475
Financials	27,700,375	—	—	27,700,375
Health Care	10,530,371	—	–	10,530,371
Industrials	24,529,274	—	—	24,529,274
Information Technology	11,988,639	—	—	11,988,639
Materials	11,737,012	—	—	11,737,012
Real Estate	13,069,368	—	—	13,069,368
Utilities	15,984,853	—	—	15,984,853
Short-Term Investments
Investment Companies	2,604,611	—	—	2,604,611

Total Assets	$151,686,918	$—	$—	$151,686,918

Total Liabilities	$—	$—	$—	$—

Total	$151,686,918	$—	$—	$151,686,918

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,557,728
Aggregate gross unrealized depreciation	(9,203,709)

Net unrealized appreciation	$15,354,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,332,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	35,191	$995,201
Verizon Communications, Inc.	20,638	936,140

		1,931,341

Entertainment (0.4%)
Electronic Arts, Inc.	1,163	168,077
Live Nation Entertainment, Inc.*	769	100,416
Netflix, Inc.*	2,097	1,955,516
Take-Two Interactive Software, Inc.*	805	166,836
TKO Group Holdings, Inc., Class A	326	49,816
Walt Disney Co. (The)	8,863	874,778
Warner Bros Discovery, Inc.*	10,944	117,429

		3,432,868

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A	28,596	4,422,085
Alphabet, Inc., Class C	23,176	3,620,787
Match Group, Inc.	1,231	38,407
Meta Platforms, Inc., Class A	10,736	6,187,801

		14,269,080

Media (0.2%)
Charter Communications, Inc., Class A(x)*	473	174,315
Comcast Corp., Class A	18,490	682,281
Fox Corp., Class A	1,068	60,449
Fox Corp., Class B	647	34,103
Interpublic Group of Cos., Inc. (The)	1,826	49,594
News Corp., Class A	1,853	50,439
News Corp., Class B	548	16,643
Omnicom Group, Inc.	963	79,842
Paramount Global, Class B(x)	2,917	34,887

		1,182,553

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,351	627,035

Total Communication Services		21,442,877

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	1,125	66,938

Automobiles (0.5%)
Ford Motor Co.	19,083	191,403
General Motors Co.	4,878	229,412
Tesla, Inc.*	13,719	3,555,416

		3,976,231

Broadline Retail (1.2%)
Amazon.com, Inc.*	46,240	8,797,622
eBay, Inc.	2,348	159,030

		8,956,652

Distributors (0.0%)†
Genuine Parts Co.	682	81,254
LKQ Corp.	1,274	54,196
Pool Corp.	187	59,531

		194,981

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,122	253,494
Booking Holdings, Inc.	162	746,319
Caesars Entertainment, Inc.*	1,042	26,050
Carnival Corp.*	5,137	100,326
Chipotle Mexican Grill, Inc.*	6,644	333,595
Darden Restaurants, Inc.	574	119,254
Domino’s Pizza, Inc.	169	77,647
DoorDash, Inc., Class A*	1,663	303,947
Expedia Group, Inc.	605	101,701
Hilton Worldwide Holdings, Inc.	1,180	268,509
Las Vegas Sands Corp.	1,685	65,092
Marriott International, Inc., Class A	1,122	267,260
McDonald’s Corp.	3,513	1,097,356
MGM Resorts International*	1,097	32,515
Norwegian Cruise Line Holdings Ltd.*	2,156	40,878
Royal Caribbean Cruises Ltd.	1,214	249,404
Starbucks Corp.	5,569	546,263
Wynn Resorts Ltd.	439	36,657
Yum! Brands, Inc.	1,368	215,268

		4,881,535

Household Durables (0.1%)
DR Horton, Inc.	1,390	176,711
Garmin Ltd.	753	163,499
Lennar Corp., Class A	1,145	131,423
Mohawk Industries, Inc.*	257	29,344
NVR, Inc.*	15	108,666
PulteGroup, Inc.	993	102,080

		711,723

Leisure Products (0.0%)†
Hasbro, Inc.	643	39,538

Specialty Retail (0.6%)
AutoZone, Inc.*	82	312,648
Best Buy Co., Inc.	954	70,224
CarMax, Inc.*	754	58,752
Home Depot, Inc. (The)	4,870	1,784,806
Lowe’s Cos., Inc.	2,768	645,581
O’Reilly Automotive, Inc.*	282	403,987
Ross Stores, Inc.	1,617	206,636
TJX Cos., Inc. (The)	5,511	671,240
Tractor Supply Co.	2,619	144,307
Ulta Beauty, Inc.*	227	83,205
Williams-Sonoma, Inc.	603	95,334

		4,476,720

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	744	83,186
Lululemon Athletica, Inc.*	549	155,400
NIKE, Inc., Class B	5,791	367,613
Ralph Lauren Corp.	196	43,265
Tapestry, Inc.	1,015	71,466

		720,930

Total Consumer Discretionary		24,025,248

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	893	30,309
Coca-Cola Co. (The)	18,981	1,359,419
Constellation Brands, Inc., Class A	762	139,842
Keurig Dr Pepper, Inc.	5,853	200,290
Molson Coors Beverage Co., Class B	844	51,374
Monster Beverage Corp.*	3,433	200,899
PepsiCo, Inc.	6,724	1,008,197

		2,990,330

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,176	2,058,017
Dollar General Corp.	1,078	94,789
Dollar Tree, Inc.*	991	74,394
Kroger Co. (The)	3,264	220,940
Sysco Corp.	2,398	179,946
Target Corp.	2,246	234,393
Walgreens Boots Alliance, Inc.	3,516	39,274
Walmart, Inc.	21,267	1,867,030

		4,768,783

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,346	112,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	654	$49,979
Campbell’s Co. (The)	965	38,523
Conagra Brands, Inc.	2,340	62,408
General Mills, Inc.	2,702	161,552
Hershey Co. (The)	724	123,826
Hormel Foods Corp.	1,426	44,120
J M Smucker Co. (The)	522	61,810
Kellanova	1,318	108,722
Kraft Heinz Co. (The)	4,277	130,149
Lamb Weston Holdings, Inc.	699	37,257
McCormick & Co., Inc. (Non- Voting)	1,238	101,900
Mondelez International, Inc., Class A	6,341	430,237
Tyson Foods, Inc., Class A	1,403	89,525

		1,552,639

Household Products (0.4%)
Church & Dwight Co., Inc.	1,206	132,768
Clorox Co. (The)	604	88,939
Colgate-Palmolive Co.	3,979	372,832
Kimberly-Clark Corp.	1,626	231,250
Procter & Gamble Co. (The)	11,495	1,958,978

		2,784,767

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,148	75,768
Kenvue, Inc.	9,399	225,388

		301,156

Tobacco (0.2%)
Altria Group, Inc.	8,309	498,706
Philip Morris International, Inc.	7,623	1,209,999

		1,708,705

Total Consumer Staples		14,106,380

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,854	213,333
Halliburton Co.	4,256	107,975
Schlumberger NV	6,868	287,083

		608,391

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	1,814	38,130
Chevron Corp.	8,193	1,370,607
ConocoPhillips	6,255	656,900
Coterra Energy, Inc.	3,610	104,329
Devon Energy Corp.	3,220	120,428
Diamondback Energy, Inc.	916	146,450
EOG Resources, Inc.	2,757	353,558
EQT Corp.	2,925	156,283
Expand Energy Corp.	1,031	114,771
Exxon Mobil Corp.	21,340	2,537,966
Hess Corp.	1,355	216,434
Kinder Morgan, Inc.	9,477	270,379
Marathon Petroleum Corp.	1,549	225,674
Occidental Petroleum Corp.	3,312	163,480
ONEOK, Inc.	3,042	301,827
Phillips 66	2,025	250,047
Targa Resources Corp.	1,069	214,302
Texas Pacific Land Corp.	92	121,899
Valero Energy Corp.	1,552	204,973
Williams Cos., Inc. (The)	5,976	357,126

		7,925,563

Total Energy		8,533,954

Financials (4.4%)
Banks (1.1%)
Bank of America Corp.	32,461	1,354,597
Citigroup, Inc.	9,202	653,250
Citizens Financial Group, Inc.	2,143	87,799
Fifth Third Bancorp	3,284	128,733
Huntington Bancshares, Inc.	7,127	106,976
JPMorgan Chase & Co.	13,708	3,362,572
KeyCorp	4,883	78,079
M&T Bank Corp.	813	145,324
PNC Financial Services Group, Inc. (The)	1,941	341,170
Regions Financial Corp.	4,456	96,829
Truist Financial Corp.	6,451	265,459
US Bancorp	7,648	322,898
Wells Fargo & Co.	16,124	1,157,542

		8,101,228

Capital Markets (0.9%)
Ameriprise Financial, Inc.	472	228,500
Bank of New York Mellon Corp. (The)	3,518	295,055
BlackRock, Inc.	714	675,787
Blackstone, Inc.	3,588	501,531
Cboe Global Markets, Inc.	513	116,087
Charles Schwab Corp. (The)	8,354	653,951
CME Group, Inc.	1,767	468,767
FactSet Research Systems, Inc.	186	84,563
Franklin Resources, Inc.(x)	1,520	29,260
Intercontinental Exchange, Inc.	2,817	485,933
Invesco Ltd.	2,196	33,313
KKR & Co., Inc.	3,309	382,553
MarketAxess Holdings, Inc.	185	40,025
Moody’s Corp.	759	353,459
Morgan Stanley	6,066	707,720
MSCI, Inc.	381	215,455
Nasdaq, Inc.	2,029	153,920
Northern Trust Corp.	961	94,803
Raymond James Financial, Inc.	904	125,575
S&P Global, Inc.	1,544	784,506
State Street Corp.	1,414	126,595
T. Rowe Price Group, Inc.	1,091	100,230

		6,657,588

Consumer Finance (0.2%)
American Express Co.	2,721	732,085
Capital One Financial Corp.	1,869	335,112
Discover Financial Services	1,231	210,132
Synchrony Financial	1,906	100,903

		1,378,232

Financial Services (1.5%)
Apollo Global Management, Inc.	2,191	300,036
Berkshire Hathaway, Inc., Class B*	8,986	4,785,764
Corpay, Inc.*	342	119,262
Fidelity National Information Services, Inc.	2,535	189,314
Fiserv, Inc.*	2,789	615,895
Global Payments, Inc.	1,214	118,875
Jack Henry & Associates, Inc.	357	65,188
Mastercard, Inc., Class A	3,993	2,188,643
PayPal Holdings, Inc.*	4,850	316,462
Visa, Inc., Class A	8,449	2,961,037

		11,660,476

Insurance (0.7%)
Aflac, Inc.	2,427	269,858
Allstate Corp. (The)	1,299	268,984
American International Group, Inc.	2,909	252,908
Aon plc, Class A	1,060	423,035
Arch Capital Group Ltd.	1,838	176,779
Arthur J Gallagher & Co.	1,247	430,514
Assurant, Inc.	251	52,647
Brown & Brown, Inc.	1,163	144,677
Chubb Ltd.	1,827	551,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	767	$113,301
Erie Indemnity Co., Class A	122	51,124
Everest Group Ltd.	211	76,663
Globe Life, Inc.	412	54,269
Hartford Insurance Group, Inc. (The)	1,410	174,459
Loews Corp.	866	79,594
Marsh & McLennan Cos., Inc.	2,408	587,624
MetLife, Inc.	2,838	227,863
Principal Financial Group, Inc.	1,032	87,070
Progressive Corp. (The)	2,872	812,805
Prudential Financial, Inc.	1,735	193,765
Travelers Cos., Inc. (The)	1,112	294,079
W.R. Berkley Corp.	1,472	104,748
Willis Towers Watson plc	489	165,258

		5,593,760

Total Financials		33,391,284

Health Care (3.4%)
Biotechnology (0.6%)
AbbVie, Inc.	8,655	1,813,396
Amgen, Inc.	2,634	820,623
Biogen, Inc.*	718	98,251
Gilead Sciences, Inc.	6,110	684,625
Incyte Corp.*	787	47,653
Moderna, Inc.*	1,660	47,061
Regeneron Pharmaceuticals, Inc.	516	327,263
Vertex Pharmaceuticals, Inc.*	1,259	610,388

		4,449,260

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	8,503	1,127,923
Align Technology, Inc.*	344	54,648
Baxter International, Inc.	2,503	85,678
Becton Dickinson & Co.	1,408	322,516
Boston Scientific Corp.*	7,225	728,858
Cooper Cos., Inc. (The)*	978	82,494
Dexcom, Inc.*	1,915	130,775
Edwards Lifesciences Corp.*	2,891	209,540
GE HealthCare Technologies, Inc.	2,242	180,952
Hologic, Inc.*	1,100	67,947
IDEXX Laboratories, Inc.*	401	168,400
Insulet Corp.*	344	90,338
Intuitive Surgical, Inc.*	1,748	865,732
Medtronic plc	6,286	564,860
ResMed, Inc.	720	161,172
Solventum Corp.*	678	51,555
STERIS plc	477	108,112
Stryker Corp.	1,684	626,869
Zimmer Biomet Holdings, Inc.	976	110,464

		5,738,833

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,184	163,120
Cencora, Inc.	846	235,264
Centene Corp.*	2,431	147,586
Cigna Group (The)	1,342	441,518
CVS Health Corp.	6,181	418,763
DaVita, Inc.*	216	33,041
Elevance Health, Inc.	1,137	494,549
HCA Healthcare, Inc.	877	303,047
Henry Schein, Inc.*	611	41,847
Humana, Inc.	591	156,379
Labcorp Holdings, Inc.	409	95,191
McKesson Corp.	614	413,216
Molina Healthcare, Inc.*	272	89,594
Quest Diagnostics, Inc.	544	92,045
UnitedHealth Group, Inc.	4,512	2,363,160
Universal Health Services, Inc., Class B	288	54,115

		5,542,435

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,399	163,655
Bio-Techne Corp.	775	45,438
Charles River Laboratories International, Inc.*	251	37,780
Danaher Corp.	3,138	643,290
IQVIA Holdings, Inc.*	820	144,566
Mettler-Toledo International, Inc.*	103	121,634
Revvity, Inc.	597	63,163
Thermo Fisher Scientific, Inc.	1,875	933,000
Waters Corp.*	291	107,254
West Pharmaceutical Services, Inc.	355	79,477

		2,339,257

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	9,949	606,789
Eli Lilly & Co.	3,863	3,190,490
Johnson & Johnson	11,803	1,957,410
Merck & Co., Inc.	12,401	1,113,114
Pfizer, Inc.	27,782	703,996
Viatris, Inc.	5,852	50,971
Zoetis, Inc.	2,195	361,407

		7,984,177

Total Health Care		26,053,962

Industrials (2.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	355	186,712
Boeing Co. (The)*	3,677	627,112
GE Aerospace	5,262	1,053,189
General Dynamics Corp.	1,244	339,090
Howmet Aerospace, Inc.	1,986	257,644
Huntington Ingalls Industries, Inc.	192	39,176
L3Harris Technologies, Inc.	923	193,193
Lockheed Martin Corp.	1,027	458,771
Northrop Grumman Corp.	667	341,511
RTX Corp.	6,531	865,096
Textron, Inc.	895	64,664
TransDigm Group, Inc.	275	380,405

		4,806,563

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	582	59,597
Expeditors International of Washington, Inc.	686	82,492
FedEx Corp.	1,086	264,745
United Parcel Service, Inc., Class B	3,585	394,314

		801,148

Building Products (0.2%)
A.O. Smith Corp.	579	37,844
Allegion plc	426	55,576
Builders FirstSource, Inc.*	564	70,466
Carrier Global Corp.	3,959	251,001
Johnson Controls International plc	3,236	259,236
Lennox International, Inc.	157	88,050
Masco Corp.	1,039	72,252
Trane Technologies plc	1,100	370,612

		1,205,037

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,682	345,702
Copart, Inc.*	4,299	243,280
Republic Services, Inc.	995	240,949
Rollins, Inc.	1,377	74,399
Veralto Corp.	1,212	118,109
Waste Management, Inc.	1,791	414,635

		1,437,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
Quanta Services, Inc.	724	$184,026

Electrical Equipment (0.2%)
AMETEK, Inc.	1,134	195,207
Eaton Corp. plc	1,937	526,535
Emerson Electric Co.	2,764	303,045
GE Vernova, Inc.	1,353	413,044
Generac Holdings, Inc.*	292	36,982
Hubbell, Inc., Class B	263	87,029
Rockwell Automation, Inc.	554	143,142

		1,704,984

Ground Transportation (0.3%)
CSX Corp.	9,454	278,231
JB Hunt Transport Services, Inc.	389	57,553
Norfolk Southern Corp.	1,110	262,904
Old Dominion Freight Line, Inc.	921	152,379
Uber Technologies, Inc.*	10,241	746,159
Union Pacific Corp.	2,962	699,743

		2,196,969

Industrial Conglomerates (0.1%)
3M Co.	2,662	390,941
Honeywell International, Inc.	3,188	675,059

		1,066,000

Machinery (0.5%)
Caterpillar, Inc.	2,343	772,721
Cummins, Inc.	674	211,259
Deere & Co.	1,242	582,933
Dover Corp.	673	118,233
Fortive Corp.	1,673	122,430
IDEX Corp.	371	67,140
Illinois Tool Works, Inc.	1,309	324,645
Ingersoll Rand, Inc.	1,975	158,059
Nordson Corp.	266	53,657
Otis Worldwide Corp.	1,944	200,621
PACCAR, Inc.	2,571	250,338
Parker-Hannifin Corp.	631	383,553
Pentair plc	810	70,859
Snap-on, Inc.	257	86,612
Stanley Black & Decker, Inc.	756	58,121
Westinghouse Air Brake Technologies Corp.	838	151,971
Xylem, Inc.	1,191	142,277

		3,755,429

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,146	137,166
Southwest Airlines Co.	2,905	97,550
United Airlines Holdings, Inc.*	1,549	106,958

		341,674

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,995	609,532
Broadridge Financial Solutions, Inc.	574	139,172
Dayforce, Inc.(x)*	779	45,439
Equifax, Inc.	608	148,085
Jacobs Solutions, Inc.	601	72,655
Leidos Holdings, Inc.	643	86,766
Paychex, Inc.	1,571	242,374
Paycom Software, Inc.	231	50,469
Verisk Analytics, Inc.	692	205,953

		1,600,445

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,811	217,993
United Rentals, Inc.	320	200,544
W.W. Grainger, Inc.	217	214,359

		632,896

Total Industrials		19,732,245

Information Technology (9.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	5,064	392,359
Cisco Systems, Inc.	19,525	1,204,888
F5, Inc.*	283	75,355
Juniper Networks, Inc.	1,623	58,736
Motorola Solutions, Inc.	819	358,566

		2,089,904

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,937	389,408
CDW Corp.	653	104,650
Corning, Inc.	3,779	173,003
Jabil, Inc.	537	73,069
Keysight Technologies, Inc.*	848	127,005
TE Connectivity plc	1,463	206,751
Teledyne Technologies, Inc.*	228	113,478
Trimble, Inc.*	1,205	79,108
Zebra Technologies Corp., Class A*	252	71,205

		1,337,677

IT Services (0.3%)
Accenture plc, Class A	3,066	956,715
Akamai Technologies, Inc.*	736	59,248
Cognizant Technology Solutions Corp., Class A	2,425	185,512
EPAM Systems, Inc.*	278	46,938
Gartner, Inc.*	377	158,242
GoDaddy, Inc., Class A*	692	124,657
International Business Machines Corp.	4,533	1,127,176
VeriSign, Inc.*	399	101,294

		2,759,782

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	7,944	816,167
Analog Devices, Inc.	2,432	490,461
Applied Materials, Inc.	3,984	578,158
Broadcom, Inc.	22,979	3,847,374
Enphase Energy, Inc.(x)*	649	40,271
First Solar, Inc.*	525	66,376
Intel Corp.	21,228	482,088
KLA Corp.	651	442,550
Lam Research Corp.	6,293	457,501
Microchip Technology, Inc.	2,637	127,657
Micron Technology, Inc.	5,462	474,593
Monolithic Power Systems, Inc.	234	135,715
NVIDIA Corp.	120,061	13,012,211
NXP Semiconductors NV	1,246	236,815
ON Semiconductor Corp.*	2,066	84,066
QUALCOMM, Inc.	5,422	832,873
Skyworks Solutions, Inc.	788	50,928
Teradyne, Inc.	798	65,915
Texas Instruments, Inc.	4,463	802,001

		23,043,720

Software (3.0%)
Adobe, Inc.*	2,134	818,453
ANSYS, Inc.*	429	135,804
Autodesk, Inc.*	1,054	275,937
Cadence Design Systems, Inc.*	1,345	342,074
Crowdstrike Holdings, Inc., Class A*	1,208	425,917
Fair Isaac Corp.*	120	221,299
Fortinet, Inc.*	3,119	300,235
Gen Digital, Inc.	2,659	70,570
Intuit, Inc.	1,372	842,394
Microsoft Corp.	36,445	13,681,089
Oracle Corp.	7,953	1,111,909
Palantir Technologies, Inc., Class A*	10,049	848,136
Palo Alto Networks, Inc.*	3,246	553,897
PTC, Inc.*	590	91,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	526	$310,119
Salesforce, Inc.	4,692	1,259,145
ServiceNow, Inc.*	1,010	804,101
Synopsys, Inc.*	758	325,068
Tyler Technologies, Inc.*	210	122,092
Workday, Inc., Class A*	1,049	244,973

		22,784,633

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	73,645	16,358,764
Dell Technologies, Inc., Class C	1,529	139,368
Hewlett Packard Enterprise Co.	6,172	95,234
HP, Inc.	4,597	127,291
NetApp, Inc.	997	87,576
Seagate Technology Holdings plc	1,038	88,178
Super Micro Computer, Inc.(x)*	2,469	84,539
Western Digital Corp.*	1,705	68,933

		17,049,883

Total Information Technology		69,065,599

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,091	321,758
Albemarle Corp.	576	41,483
CF Industries Holdings, Inc.	853	66,662
Corteva, Inc.	3,361	211,508
Dow, Inc.	3,450	120,474
DuPont de Nemours, Inc.	2,049	153,019
Eastman Chemical Co.	565	49,782
Ecolab, Inc.	1,235	313,097
International Flavors & Fragrances, Inc.	1,253	97,245
Linde plc	2,334	1,086,804
LyondellBasell Industries NV, Class A	1,271	89,478
Mosaic Co. (The)	1,557	42,055
PPG Industries, Inc.	1,137	124,331
Sherwin-Williams Co. (The)	1,136	396,680

		3,114,376

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	300	143,439
Vulcan Materials Co.	647	150,945

		294,384

Containers & Packaging (0.1%)
Amcor plc	7,086	68,734
Avery Dennison Corp.	394	70,120
Ball Corp.	1,463	76,178
International Paper Co.	2,585	137,910
Packaging Corp. of America	437	86,535
Smurfit WestRock plc	2,424	109,226

		548,703

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,045	266,724
Newmont Corp.	5,581	269,451
Nucor Corp.	1,151	138,511
Steel Dynamics, Inc.	694	86,805

		761,491

Total Materials		4,718,954

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	755	69,845
Healthpeak Properties, Inc. (REIT)	3,430	69,354
Ventas, Inc. (REIT)	2,143	147,353
Welltower, Inc. (REIT)	2,987	457,638

		744,190

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,427	48,698

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,544	507,974

Office REITs (0.0%)†
BXP, Inc. (REIT)	713	47,906

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,449	189,500
CoStar Group, Inc.*	2,066	163,689

		353,189

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	696	149,376
Camden Property Trust (REIT)	523	63,963
Equity Residential (REIT)	1,675	119,896
Essex Property Trust, Inc. (REIT)	315	96,570
Invitation Homes, Inc. (REIT)	2,793	97,336
Mid-America Apartment Communities, Inc. (REIT)	573	96,023
UDR, Inc. (REIT)	1,476	66,671

		689,835

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	378	36,976
Kimco Realty Corp. (REIT)	3,331	70,751
Realty Income Corp. (REIT)	4,291	248,921
Regency Centers Corp. (REIT)	800	59,008
Simon Property Group, Inc. (REIT)	1,504	249,784

		665,440

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,291	498,522
Crown Castle, Inc. (REIT)	2,131	222,114
Digital Realty Trust, Inc. (REIT)	1,551	222,243
Equinix, Inc. (REIT)	477	388,922
Extra Space Storage, Inc. (REIT)	1,039	154,281
Iron Mountain, Inc. (REIT)	1,440	123,898
Public Storage (REIT)	773	231,351
SBA Communications Corp. (REIT)	527	115,945
VICI Properties, Inc. (REIT), Class A	5,168	168,580
Weyerhaeuser Co. (REIT)	3,557	104,149

		2,230,005

Total Real Estate		5,287,237

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,258	80,952
American Electric Power Co., Inc.	2,614	285,632
Constellation Energy Corp.	1,534	309,301
Duke Energy Corp.	3,804	463,974
Edison International	1,898	111,830
Entergy Corp.	2,102	179,700
Evergy, Inc.	1,127	77,707
Eversource Energy	1,798	111,674
Exelon Corp.	4,928	227,082
FirstEnergy Corp.	2,515	101,656
NextEra Energy, Inc.	10,081	714,642
NRG Energy, Inc.	993	94,792
PG&E Corp.	10,754	184,754
Pinnacle West Capital Corp.	557	53,054
PPL Corp.	3,619	130,682
Southern Co. (The)	5,372	493,955
Xcel Energy, Inc.	2,815	199,274

		3,820,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	778	$120,263

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,486	43,296
Vistra Corp.	1,668	195,890

		239,186

Multi-Utilities (0.2%)
Ameren Corp.	1,323	132,829
CenterPoint Energy, Inc.	3,195	115,755
CMS Energy Corp.	1,465	110,036
Consolidated Edison, Inc.	1,698	187,782
Dominion Energy, Inc.	4,118	230,896
DTE Energy Co.	1,016	140,482
NiSource, Inc.	2,304	92,367
Public Service Enterprise Group, Inc.	2,443	201,059
Sempra	3,105	221,573
WEC Energy Group, Inc.	1,557	169,682

		1,602,461

Water Utilities (0.0%)†
American Water Works Co., Inc.	955	140,882

Total Utilities		5,923,453

Total Common Stocks (30.3%) (Cost $120,087,149)		232,281,193

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.8%)
U.S. Treasury Notes
3.375%, 5/15/33	$331,620,000	313,344,488

Total Long-Term Debt Securities (40.8%) (Cost $315,877,078)		313,344,488

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $279)	274	438

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.4%)
Goldman Sachs Financial Square Funds - Government Fund 4.25% (7 day yield) ‡	37,908,603	37,908,603
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.22% (7 day yield) ‡	37,135,758	37,135,758
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.19% (7 day yield) ‡	36,748,136	36,748,136
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	137,131	137,131
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	75,571,553	75,594,225

Total Investment Companies		187,523,853

Total Short-Term Investments (24.4%) (Cost $187,509,964)		187,523,853

Total Investments in Securities (95.5%) (Cost $623,474,470)		733,149,972
Other Assets Less Liabilities (4.5%)		34,426,671

Net Assets (100%)		$767,576,643

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $336,893. This was collateralized by $206,049 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 8/15/54 and by cash of $137,131 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation)($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.25% (7 day yield)	37,908,603	39,579,751	978,586	(2,649,734)	—	—	37,908,603	400,927	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.22% (7 day yield)	37,135,758	38,772,801	958,614	(2,595,657)	—	—	37,135,758	392,445	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.19% (7 day yield)	36,748,136	38,368,126	948,628	(2,568,618)	—	—	36,748,136	410,310	—

Total		116,720,678	2,885,828	(7,814,009)	—	—	111,792,497	1,203,682	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,023	6/2025	EUR	57,399,156	(2,888,869)
FTSE 100 Index	348	6/2025	GBP	38,623,532	(533,387)
Russell 2000 E-Mini Index	378	6/2025	USD	38,312,190	(623,880)
S&P Midcap 400 E-Mini Index	197	6/2025	USD	57,890,420	(257,397)
TOPIX Index	217	6/2025	JPY	38,512,834	295,040

					(4,008,493)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,442,877	$—	$—	$21,442,877
Consumer Discretionary	24,025,248	—	—	24,025,248
Consumer Staples	14,106,380	—	—	14,106,380
Energy	8,533,954	—	—	8,533,954
Financials	33,391,284	—	—	33,391,284
Health Care	26,053,962	—	—	26,053,962
Industrials	19,732,245	—	—	19,732,245
Information Technology	69,065,599	—	—	69,065,599
Materials	4,718,954	—	—	4,718,954
Real Estate	5,287,237	—	—	5,287,237
Utilities	5,923,453	—	—	5,923,453
Futures	295,040	—	—	295,040
Rights
Health Care	—	438	—	438
Short-Term Investments
Investment Companies	187,523,853	—	—	187,523,853
U.S. Treasury Obligation	—	313,344,488	—	313,344,488

Total Assets	$420,100,086	$313,344,926	$—	$733,445,012

Liabilities:
Futures	$(4,303,533)	$—	$—	$(4,303,533)

Total Liabilities	$(4,303,533)	$—	$—	$(4,303,533)

Total	$415,796,553	$313,344,926	$—	$729,141,479

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,094,029
Aggregate gross unrealized depreciation	(14,126,786)

Net unrealized appreciation	$111,967,243

Federal income tax cost of investments in securities and derivative instruments, if applicable	$617,174,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (99.1%)
Communication Services (7.2%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$141,669
2.250%, 2/1/32	2,783,000	2,342,498
2.550%, 12/1/33	10,340,000	8,439,642
Orange SA
9.000%, 3/1/31(e)	370,000	446,212
Sprint Capital Corp.
8.750%, 3/15/32	720,000	862,729
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,040,351
Verizon Communications, Inc.
3.150%, 3/22/30	151,000	140,462
1.680%, 10/30/30	170,000	144,292
1.750%, 1/20/31	1,061,000	894,365
2.550%, 3/21/31	5,085,000	4,462,081
5.050%, 5/9/33	980,000	979,691
4.500%, 8/10/33	2,610,000	2,495,977

		23,389,969

Entertainment (0.8%)
Electronic Arts, Inc.
1.850%, 2/15/31	380,000	321,806
Tencent Music Entertainment Group
2.000%, 9/3/30	4,400,000	3,816,560
Warnermedia Holdings, Inc.
4.279%, 3/15/32	9,420,000	8,261,428

		12,399,794

Interactive Media & Services (0.1%)
Baidu, Inc.
2.375%, 10/9/30	200,000	177,570
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	348,123

		525,693

Media (3.3%)
Charter Communications Operating LLC
2.800%, 4/1/31	4,250,000	3,674,720
4.400%, 4/1/33	80,000	72,087
6.650%, 2/1/34	5,870,000	6,070,167
Comcast Corp.
1.500%, 2/15/31	10,040,000	8,383,742
4.800%, 5/15/33	4,670,000	4,582,380
4.200%, 8/15/34	2,430,000	2,257,553
Discovery Communications LLC
3.625%, 5/15/30	2,300,000	2,064,755
Fox Corp.
6.500%, 10/13/33	3,960,000	4,222,444
Paramount Global
4.950%, 1/15/31	6,110,000	5,865,563
5.500%, 5/15/33	4,870,000	4,662,417
Time Warner Cable Enterprises LLC
8.375%, 7/15/33	7,380,000	8,399,547

		50,255,375

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV
2.875%, 5/7/30	1,200,000	1,092,816
Rogers Communications, Inc.
5.300%, 2/15/34	4,200,000	4,108,531
Telefonica Europe BV
8.250%, 9/15/30	178,000	204,122
T-Mobile USA, Inc.
3.875%, 4/15/30	147,000	140,420
2.550%, 2/15/31	22,000	19,315
3.500%, 4/15/31	15,333,000	14,168,491
2.250%, 11/15/31	1,558,000	1,319,756
2.700%, 3/15/32	163,000	140,737
5.050%, 7/15/33	1,880,000	1,860,559
5.150%, 4/15/34	80,000	79,794

		23,134,541

Total Communication Services		109,705,372

Consumer Discretionary (3.3%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd.
3.250%, 3/1/32	1,978,000	1,712,943
Magna International, Inc.
5.500%, 3/21/33	630,000	633,409

		2,346,352

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,322,438
6.100%, 8/19/32	780,000	763,066
General Motors Co.
5.600%, 10/15/32	520,000	514,800
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	293,386

		2,893,690

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)	5,200,000	4,529,980
4.500%, 11/28/34	400,000	381,040

		4,911,020

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33(x)	300,000	310,542

Hotels, Restaurants & Leisure (0.8%)
Booking Holdings, Inc.
4.625%, 4/13/30	800,000	800,864
Marriott International, Inc.
5.300%, 5/15/34	4,100,000	4,069,637
Series GG
3.500%, 10/15/32	2,830,000	2,511,593
Series HH
2.850%, 4/15/31(x)	1,120,000	994,670
Series II
2.750%, 10/15/33(x)	820,000	677,663
Starbucks Corp.
3.000%, 2/14/32	3,080,000	2,728,095

		11,782,522

Household Durables (0.5%)
PulteGroup, Inc.
7.875%, 6/15/32	90,000	102,886
6.000%, 2/15/35	3,940,000	4,026,849
Whirlpool Corp.
5.750%, 3/1/34(x)	4,280,000	4,185,349

		8,315,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (1.3%)
AutoZone, Inc.
4.750%, 8/1/32	$410,000	$401,186
5.200%, 8/1/33	2,150,000	2,137,791
6.550%, 11/1/33	5,410,000	5,863,149
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32(x)	5,030,000	4,437,235
Home Depot, Inc. (The)
4.500%, 9/15/32(x)	4,700,000	4,631,483
Lowe’s Cos., Inc.
4.500%, 4/15/30	1,060,000	1,049,583
2.625%, 4/1/31	1,440,000	1,273,470
Tractor Supply Co.
5.250%, 5/15/33	840,000	845,160

		20,639,057

Total Consumer Discretionary		51,198,267

Consumer Staples (5.1%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	2,046,000	1,947,894
PepsiCo, Inc.
4.450%, 2/15/33	130,000	129,192

		2,077,086

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.
1.600%, 4/20/30	290,000	253,675
Dollar General Corp.
5.450%, 7/5/33(x)	6,840,000	6,850,766
Dollar Tree, Inc.
2.650%, 12/1/31(x)	700,000	602,283
Sysco Corp.
5.950%, 4/1/30	410,000	429,309

		8,136,033

Food Products (1.4%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,418,915
Hershey Co. (The)
5.100%, 2/24/35	4,030,000	4,052,890
Kellanova
2.100%, 6/1/30	1,630,000	1,442,302
Pilgrim’s Pride Corp.
4.250%, 4/15/31(x)	570,000	535,247
3.500%, 3/1/32	1,210,000	1,063,687
6.250%, 7/1/33	380,000	393,292
6.875%, 5/15/34	3,790,000	4,085,393
Unilever Capital Corp.
4.625%, 8/12/34	4,200,000	4,109,540

		21,101,266

Household Products (0.2%)
Clorox Co. (The)
1.800%, 5/15/30(x)	80,000	69,575
Procter & Gamble Co. (The)
4.550%, 1/29/34(x)	2,589,000	2,565,506

		2,635,081

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31	2,890,000	2,459,443
4.650%, 5/15/33	4,230,000	4,100,643
Haleon US Capital LLC
3.625%, 3/24/32	500,000	457,852

		7,017,938

Tobacco (2.4%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	10,313,838
6.875%, 11/1/33	4,090,000	4,492,992
BAT Capital Corp.
6.343%, 8/2/30	250,000	265,347
6.421%, 8/2/33(x)	280,000	298,287
6.000%, 2/20/34	8,241,000	8,521,778
Philip Morris International, Inc.
2.100%, 5/1/30(x)	8,000	7,065
1.750%, 11/1/30	530,000	454,202
5.750%, 11/17/32	4,210,000	4,388,572
5.375%, 2/15/33	2,770,000	2,815,569
5.625%, 9/7/33(x)	870,000	897,681
5.250%, 2/13/34	4,230,000	4,252,077

		36,707,408

Total Consumer Staples		77,674,812

Energy (8.2%)
Energy Equipment & Services (0.0%)†
Halliburton Co.
2.920%, 3/1/30	130,000	118,943

Oil, Gas & Consumable Fuels (8.2%)
APA Corp.
6.100%, 2/15/35§	4,030,000	3,990,508
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	746,481
BP Capital Markets America, Inc.
1.749%, 8/10/30	640,000	551,133
4.812%, 2/13/33	4,440,000	4,357,727
4.893%, 9/11/33	1,930,000	1,890,562
4.989%, 4/10/34	4,200,000	4,129,017
5.227%, 11/17/34	12,530,000	12,528,119
Cheniere Energy Partners LP
4.000%, 3/1/31	4,110,000	3,850,454
5.950%, 6/30/33	9,230,000	9,462,501
Devon Energy Corp.
5.200%, 9/15/34	4,390,000	4,211,923
Enbridge, Inc.
5.700%, 3/8/33	132,000	134,683
Energy Transfer LP
6.550%, 12/1/33	4,220,000	4,499,430
EOG Resources, Inc.
4.375%, 4/15/30	850,000	839,929
EQT Corp.
5.750%, 2/1/34	3,740,000	3,801,903
Expand Energy Corp.
4.750%, 2/1/32	180,000	170,100
Exxon Mobil Corp.
2.610%, 10/15/30	5,220,000	4,721,615
Hess Corp.
7.125%, 3/15/33	70,000	78,861
HF Sinclair Corp.
6.250%, 1/15/35	4,140,000	4,142,113
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	2,234,000	2,492,139
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,198,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 2/1/34	$2,506,000	$2,494,251
MPLX LP
2.650%, 8/15/30	260,000	230,681
Occidental Petroleum Corp.
6.625%, 9/1/30(x)	1,180,000	1,240,593
ONEOK, Inc.
6.350%, 1/15/31	4,240,000	4,494,754
6.100%, 11/15/32	2,780,000	2,904,644
6.050%, 9/1/33	1,060,000	1,098,376
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,719,972
Phillips 66
2.150%, 12/15/30	3,810,000	3,300,574
Pioneer Natural Resources Co.
1.900%, 8/15/30	70,000	60,755
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34§	4,080,000	3,971,664
Targa Resources Corp.
4.200%, 2/1/33	550,000	505,481
5.500%, 2/15/35	4,070,000	4,035,241
Targa Resources Partners LP
5.500%, 3/1/30	5,340,000	5,373,544
4.875%, 2/1/31	19,240,000	18,794,286
4.000%, 1/15/32	2,240,000	2,063,100
TotalEnergies Capital SA
5.150%, 4/5/34	4,200,000	4,235,525
TransCanada PipeLines Ltd.
4.100%, 4/15/30	280,000	269,196

		125,590,267

Total Energy		125,709,210

Financials (35.3%)
Banks (18.6%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	7,600,000	8,516,955
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,599,262
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	4,800,000	4,143,394
6.921%, 8/8/33	2,400,000	2,538,779
6.938%, 11/7/33	2,000,000	2,214,598
6.350%, 3/14/34	4,000,000	4,089,066
6.033%, 1/17/35	3,800,000	3,926,614
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31(k)(x)	17,180,000	15,407,754
(SOFR + 1.53%), 1.898%, 7/23/31(k)	580,000	498,291
(SOFR + 1.32%), 2.687%, 4/22/32(k)	930,000	817,316
(SOFR + 1.21%), 2.572%, 10/20/32(k)	8,231,000	7,089,525
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	113,751
(SOFR + 1.83%), 4.571%, 4/27/33(k)	7,170,000	6,903,911
(SOFR + 2.16%), 5.015%, 7/22/33(k)	4,750,000	4,711,939
Bank of Nova Scotia (The)
2.150%, 8/1/31	910,000	773,983
2.450%, 2/2/32	786,000	670,543
Barclays plc
5.088%, 6/20/30(k)	10,800,000	10,698,448
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33(k)	4,400,000	4,451,567
(SOFR + 3.57%), 7.119%, 6/27/34(k)	4,000,000	4,296,786
Canadian Imperial Bank of Commerce
3.600%, 4/7/32(x)	151,000	137,542
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	550,000	534,033
(SOFR + 2.11%), 2.572%, 6/3/31(k)	9,500,000	8,437,787
(SOFR + 1.17%), 2.561%, 5/1/32(k)	3,010,000	2,610,641
(SOFR + 1.18%), 2.520%, 11/3/32(k)	4,630,000	3,948,834
5.875%, 2/22/33	2,770,000	2,861,721
(SOFR + 2.09%), 4.910%, 5/24/33(k)	5,560,000	5,438,792
6.000%, 10/31/33	4,060,000	4,212,897
(SOFR + 2.34%), 6.270%, 11/17/33(k)	3,390,000	3,590,586
(SOFR + 2.66%), 6.174%, 5/25/34(k)	4,130,000	4,224,530
Citizens Financial Group, Inc.
3.250%, 4/30/30	5,100,000	4,663,644
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	149,000	148,039
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	384,624
(SOFR + 2.39%), 2.848%, 6/4/31(k)	14,200,000	12,740,493
(SOFR + 1.95%), 2.357%, 8/18/31(k)	5,600,000	4,855,247
(SOFR + 1.41%), 2.871%, 11/22/32(k)	6,001,000	5,202,454
(SOFR + 2.53%), 4.762%, 3/29/33(k)	1,200,000	1,140,855
(SOFR + 4.25%), 8.113%, 11/3/33(k)	2,600,000	2,955,602
(SOFR + 3.02%), 7.399%, 11/13/34(k)	200,000	218,459
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	4,400,000	4,143,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)	$1,610,000	$1,440,923
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	5,080,000	4,298,854
(SOFR + 1.18%), 2.545%, 11/8/32(k)	700,000	604,457
(SOFR + 1.26%), 2.963%, 1/25/33(k)	240,000	211,107
(SOFR + 1.80%), 4.586%, 4/26/33(k)	5,770,000	5,600,808
(SOFR + 2.08%), 4.912%, 7/25/33(k)	940,000	928,894
(SOFR + 2.58%), 5.717%, 9/14/33(k)	3,320,000	3,405,291
KeyBank NA
5.000%, 1/26/33	19,500,000	18,957,900
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	526,301
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	2,000,000	2,263,581
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)	4,400,000	4,229,070
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	4,965,113
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32(k)	5,260,000	4,466,424
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	266,043
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	4,540,000	4,755,193
Royal Bank of Canada
(SOFR + 1.03%), 5.153%, 2/4/31(k)	4,190,000	4,229,250
2.300%, 11/3/31	1,106,000	945,606
5.150%, 2/1/34	5,600,000	5,634,149
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31(k)	4,100,000	4,497,273
Sumitomo Mitsui Financial Group, Inc.
2.130%, 7/8/30	4,273,000	3,732,278
1.710%, 1/12/31	1,200,000	1,011,252
2.222%, 9/17/31(x)	3,200,000	2,708,925
5.632%, 1/15/35	4,000,000	4,083,156
Synovus Financial Corp.
(SOFR + 2.35%), 6.168%, 11/1/30(k)	8,270,000	8,385,787
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,111,451
2.450%, 1/12/32	1,696,000	1,446,826
Truist Financial Corp.
1.950%, 6/5/30	4,460,000	3,877,581
(SOFR + 2.24%), 4.916%, 7/28/33(k)	540,000	511,999
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33(k)	3,820,000	3,653,617
(SOFR + 2.09%), 5.850%, 10/21/33(k)	1,480,000	1,525,933
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	5,080,000	4,565,986
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	7,143,758
(SOFR + 2.02%), 5.389%, 4/24/34(k)	4,840,000	4,866,799
5.375%, 2/7/35	3,990,000	4,033,379
Westpac Banking Corp.
2.150%, 6/3/31(x)	2,290,000	1,987,937

		283,785,632

Capital Markets (8.2%)
Apollo Debt Solutions BDC
6.700%, 7/29/31	4,090,000	4,207,232
Ares Capital Corp.
3.200%, 11/15/31	9,490,000	8,181,349
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	9,120,000	7,732,076
2.500%, 1/26/32	760,000	656,663
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	38,171
BlackRock Funding, Inc.
5.000%, 3/14/34	4,256,000	4,278,773
BlackRock, Inc.
2.400%, 4/30/30(x)	2,350,000	2,127,376
Blackstone Reg Finance Co. LLC
5.000%, 12/6/34	4,250,000	4,166,742
Blue Owl Finance LLC
6.250%, 4/18/34	7,430,000	7,599,568
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,385,708
Brookfield Finance, Inc.
6.350%, 1/5/34	3,830,000	4,054,798
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,740,583
1.950%, 12/1/31	6,130,000	5,102,244
2.900%, 3/3/32	3,610,000	3,158,513
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31(k)	4,000,000	4,046,801
(SOFR + 2.26%), 3.742%, 1/7/33(k)	5,600,000	4,903,793
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	209,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
3.800%, 3/15/30	$2,960,000	$2,824,836
(SOFR + 1.09%), 1.992%, 1/27/32(k)	340,000	287,753
(SOFR + 1.41%), 3.102%, 2/24/33(k)(x)	640,000	561,293
Intercontinental Exchange, Inc.
4.600%, 3/15/33	1,410,000	1,374,764
Jefferies Financial Group, Inc.
6.200%, 4/14/34	3,940,000	4,007,059
LPL Holdings, Inc.
6.000%, 5/20/34	3,180,000	3,233,766
Moody’s Corp.
4.250%, 8/8/32	4,630,000	4,430,920
Morgan Stanley
(SOFR + 3.12%), 3.622%, 4/1/31(k)	4,030,000	3,798,838
(SOFR + 1.03%), 1.794%, 2/13/32(k)	4,690,000	3,930,845
(SOFR + 1.02%), 1.928%, 4/28/32(k)	4,780,000	4,023,233
(SOFR + 1.29%), 2.943%, 1/21/33(k)	50,000	43,694
(SOFR + 2.08%), 4.889%, 7/20/33(k)	8,980,000	8,804,355
(SOFR + 2.56%), 6.342%, 10/18/33(k)	1,620,000	1,728,280
Nomura Holdings, Inc.
2.679%, 7/16/30	983,000	876,333
2.999%, 1/22/32	10,600,000	9,212,883
6.087%, 7/12/33	400,000	419,314
Northern Trust Corp.
1.950%, 5/1/30	950,000	838,346
S&P Global, Inc.
5.250%, 9/15/33	4,970,000	5,071,705
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	5,580,000	4,802,700

		125,861,187

Consumer Finance (3.9%)
AerCap Ireland Capital DAC
6.150%, 9/30/30	750,000	788,149
3.300%, 1/30/32	1,800,000	1,586,241
3.400%, 10/29/33	9,900,000	8,532,205
Ally Financial, Inc.
8.000%, 11/1/31	530,000	589,010
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33(k)	1,000,000	962,169
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30(k)(x)	830,000	832,115
(SOFR + 3.07%), 7.624%, 10/30/31(k)	600,000	666,571
(SOFR + 1.34%), 2.359%, 7/29/32(k)	5,210,000	4,251,815
Discover Financial Services
6.700%, 11/29/32	7,300,000	7,807,024
Ford Motor Credit Co. LLC
7.350%, 3/6/30	3,800,000	3,969,974
7.200%, 6/10/30	200,000	207,776
7.122%, 11/7/33	4,000,000	4,087,600
6.125%, 3/8/34	8,400,000	8,040,144
General Motors Financial Co., Inc.
5.850%, 4/6/30	1,000,000	1,014,732
2.350%, 1/8/31	560,000	472,508
3.100%, 1/12/32	2,540,000	2,163,204
6.400%, 1/9/33(x)	2,550,000	2,618,728
6.100%, 1/7/34	5,380,000	5,392,410
5.950%, 4/4/34	1,540,000	1,528,559
Toyota Motor Credit Corp.
3.375%, 4/1/30	40,000	37,661
1.650%, 1/10/31	180,000	151,928
4.800%, 1/5/34(x)	4,293,000	4,204,368

		59,904,891

Financial Services (0.8%)
Global Payments, Inc.
2.900%, 5/15/30	262,000	237,183
5.400%, 8/15/32	860,000	866,867
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,236,387
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	223,454
Voya Financial, Inc.
5.000%, 9/20/34	4,430,000	4,254,214
Western Union Co. (The)
2.750%, 3/15/31	1,090,000	942,466

		12,760,571

Insurance (3.8%)
Alleghany Corp.
3.625%, 5/15/30	1,110,000	1,059,552
Allstate Corp. (The)
1.450%, 12/15/30	4,390,000	3,647,641
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,214,053
Aon Corp.
2.800%, 5/15/30	380,000	345,173
5.350%, 2/28/33	4,020,000	4,069,369
Aon North America, Inc.
5.450%, 3/1/34	4,208,000	4,274,005
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,832,598
5.875%, 1/15/34	1,170,000	1,182,546
Chubb INA Holdings LLC
5.000%, 3/15/34	3,540,000	3,536,371
CNO Financial Group, Inc.
6.450%, 6/15/34	7,930,000	8,255,299
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	4,961,838
Lincoln National Corp.
3.400%, 1/15/31	1,168,000	1,068,878
Loews Corp.
6.000%, 2/1/35	3,770,000	4,026,121
MetLife, Inc.
4.550%, 3/23/30	1,780,000	1,778,142
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,250,369
Willis North America, Inc.
5.350%, 5/15/33	9,690,000	9,730,687

		58,232,642

Total Financials		540,544,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (9.5%)
Biotechnology (0.7%)
Amgen, Inc.
2.000%, 1/15/32	$5,170,000	$4,306,397
3.350%, 2/22/32	690,000	628,050
5.250%, 3/2/33	5,220,000	5,274,979
Biogen, Inc.
2.250%, 5/1/30	1,050,000	925,194

		11,134,620

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.
2.539%, 2/1/32	6,270,000	5,345,202
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	418,706
Dentsply Sirona, Inc.
3.250%, 6/1/30	4,520,000	4,048,703
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	416,680
5.905%, 11/22/32	2,100,000	2,206,431
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	134,437
Smith & Nephew plc
2.032%, 10/14/30	1,910,000	1,642,038
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	590,000	514,057

		14,726,254

Health Care Providers & Services (3.9%)
Centene Corp.
2.500%, 3/1/31	11,350,000	9,553,295
2.625%, 8/1/31	13,920,000	11,699,482
Cigna Group (The)
5.250%, 2/15/34(x)	4,180,000	4,173,376
CVS Health Corp.
1.750%, 8/21/30	940,000	793,585
5.250%, 1/30/31	4,560,000	4,590,749
2.125%, 9/15/31	5,180,000	4,305,510
5.250%, 2/21/33(x)	1,640,000	1,612,203
5.300%, 6/1/33	2,480,000	2,451,057
Elevance Health, Inc.
4.750%, 2/15/33	850,000	828,495
HCA, Inc.
3.500%, 9/1/30	6,470,000	5,998,016
2.375%, 7/15/31	760,000	644,913
Humana, Inc.
2.150%, 2/3/32	9,550,000	7,811,758
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,530,603

		58,993,042

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32(x)	1,990,000	1,786,940
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,349,011

		3,135,951

Pharmaceuticals (3.7%)
Johnson & Johnson
1.300%, 9/1/30(x)	16,160,000	13,844,781
4.900%, 6/1/31	390,000	398,303
4.950%, 5/15/33	8,070,000	8,273,517
4.375%, 12/5/33	4,950,000	4,869,374
4.950%, 6/1/34(x)	15,570,000	15,891,583
Merck & Co., Inc.
1.450%, 6/24/30	1,590,000	1,366,111
2.150%, 12/10/31	680,000	584,560
4.500%, 5/17/33(x)	2,270,000	2,223,922
Novartis Capital Corp.
2.200%, 8/14/30	3,187,000	2,841,981
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	3,490,000	3,437,837
Royalty Pharma plc
2.200%, 9/2/30	990,000	854,627
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	982,000	863,631
Viatris, Inc.
2.700%, 6/22/30	2,040,000	1,775,847

		57,226,074

Total Health Care		145,215,941

Industrials (6.0%)
Aerospace & Defense (2.7%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,418,581
3.600%, 5/1/34	9,990,000	8,566,765
3.250%, 2/1/35	4,930,000	4,031,412
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,671,993
RTX Corp.
1.900%, 9/1/31	11,730,000	9,811,649
2.375%, 3/15/32	1,340,000	1,138,022
5.150%, 2/27/33	4,010,000	4,029,160
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,125,387

		40,792,969

Air Freight & Logistics (0.4%)
FedEx Corp.
3.900%, 2/1/35§	4,580,000	4,034,870
United Parcel Service, Inc.
4.875%, 3/3/33	1,550,000	1,549,034

		5,583,904

Building Products (0.0%)†
Masco Corp.
2.000%, 10/1/30	350,000	300,799
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	135,158

		435,957

Commercial Services & Supplies (0.6%)
RELX Capital, Inc.
3.000%, 5/22/30	40,000	37,009
Republic Services, Inc.
5.000%, 12/15/33	120,000	119,456
5.000%, 4/1/34(x)	4,240,000	4,219,732
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,620,523

		8,996,720

Electrical Equipment (0.3%)
Regal Rexnord Corp.
6.400%, 4/15/33	4,430,000	4,576,956

Ground Transportation (0.6%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	138,706
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	8,987,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Union Pacific Corp.
2.800%, 2/14/32	$756,000	$667,736

		9,793,870

Machinery (0.0%)†
Flowserve Corp.
2.800%, 1/15/32	880,000	748,467

Professional Services (0.7%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	52,568
Concentrix Corp.
6.850%, 8/2/33	5,100,000	5,254,371
Equifax, Inc.
2.350%, 9/15/31	700,000	598,330
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	4,080,000	4,170,693
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	93,198

		10,169,160

Trading Companies & Distributors (0.7%)
Air Lease Corp.
3.125%, 12/1/30	570,000	514,362
2.875%, 1/15/32	6,290,000	5,454,277
GATX Corp.
4.000%, 6/30/30	500,000	479,347
6.050%, 3/15/34	4,127,000	4,306,955

		10,754,941

Total Industrials		91,852,944

Information Technology (7.5%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,132,000	4,174,135
Juniper Networks, Inc.
2.000%, 12/10/30	2,400,000	2,033,060

		6,207,195

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	504,827
Avnet, Inc.
3.000%, 5/15/31	3,710,000	3,219,002
Flex Ltd.
5.250%, 1/15/32	110,000	109,095
TD SYNNEX Corp.
6.100%, 4/12/34	3,290,000	3,374,582

		7,207,506

IT Services (1.4%)
Accenture Capital, Inc.
4.500%, 10/4/34	4,270,000	4,111,489
International Business Machines Corp.
1.950%, 5/15/30	700,000	613,515
2.720%, 2/9/32	600,000	525,103
4.750%, 2/6/33(x)	600,000	592,647
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,553,413
6.350%, 2/20/34(x)	11,772,000	12,202,682

		21,598,849

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	139,573
Applied Materials, Inc.
1.750%, 6/1/30	2,450,000	2,136,100
Broadcom, Inc.
4.150%, 11/15/30	148,000	142,941
4.300%, 11/15/32	150,000	142,456
2.600%, 2/15/33§	6,180,000	5,185,741
Intel Corp.
3.900%, 3/25/30	144,000	137,005
4.150%, 8/5/32(x)	143,000	132,157
5.200%, 2/10/33(x)	1,995,000	1,961,572
KLA Corp.
4.650%, 7/15/32	136,000	134,716
Micron Technology, Inc.
5.875%, 2/9/33	456,000	471,540
NVIDIA Corp.
2.850%, 4/1/30	151,000	140,773
2.000%, 6/15/31	164,000	142,652
NXP BV
3.400%, 5/1/30	153,000	142,595
2.500%, 5/11/31	36,000	31,329
5.000%, 1/15/33	3,790,000	3,716,853
QUALCOMM, Inc.
2.150%, 5/20/30	157,000	140,505
1.650%, 5/20/32	2,730,000	2,212,015
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	508,639
Texas Instruments, Inc.
1.750%, 5/4/30	2,372,000	2,079,161
3.650%, 8/16/32	145,000	134,962
4.900%, 3/14/33	132,000	133,234
Xilinx, Inc.
2.375%, 6/1/30(x)	158,000	141,579

		20,108,098

Software (1.0%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	285,991
Intuit, Inc.
5.200%, 9/15/33	990,000	1,006,286
Microsoft Corp.
3.500%, 2/12/35	4,400,000	4,032,773
Oracle Corp.
6.250%, 11/9/32(x)	4,660,000	4,957,691
4.900%, 2/6/33(x)	570,000	558,556
Roper Technologies, Inc.
1.750%, 2/15/31	60,000	50,397
VMware LLC
2.200%, 8/15/31	4,800,000	4,071,556

		14,963,250

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.
1.650%, 5/11/30	4,190,000	3,670,982
1.250%, 8/20/30(x)	620,000	528,018
1.650%, 2/8/31	21,110,000	18,188,150
1.700%, 8/5/31(x)	9,640,000	8,216,843
3.350%, 8/8/32(x)	9,470,000	8,842,812
4.300%, 5/10/33	2,170,000	2,145,923
Western Digital Corp.
3.100%, 2/1/32	3,530,000	2,959,305

		44,552,033

Total Information Technology		114,636,931

Materials (3.4%)
Chemicals (1.4%)
Albemarle Corp.
5.050%, 6/1/32(x)	3,160,000	3,010,980
Celanese US Holdings LLC
6.800%, 11/15/30(e)(x)	820,000	847,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.629%, 7/15/32(e)	$1,730,000	$1,768,718
CF Industries, Inc.
5.150%, 3/15/34	4,331,000	4,199,819
Eastman Chemical Co.
5.750%, 3/8/33	660,000	677,142
Ecolab, Inc.
2.125%, 2/1/32	3,900,000	3,300,135
FMC Corp.
5.650%, 5/18/33	830,000	818,051
Huntsman International LLC
2.950%, 6/15/31	1,150,000	974,108
LYB International Finance III LLC
5.625%, 5/15/33	850,000	861,366
5.500%, 3/1/34	4,200,000	4,158,693

		20,616,367

Containers & Packaging (0.4%)
Berry Global, Inc.
5.650%, 1/15/34	3,335,000	3,364,048
Sonoco Products Co.
5.000%, 9/1/34	810,000	773,086
WRKCo., Inc.
3.000%, 6/15/33(x)	2,440,000	2,087,373

		6,224,507

Metals & Mining (1.5%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	6,800,000	6,249,608
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,671,659
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	1,720,000	1,763,657
4.900%, 2/28/33	735,000	726,249
5.250%, 9/8/33	1,400,000	1,411,699
Kinross Gold Corp.
6.250%, 7/15/33	1,210,000	1,269,565
Newmont Corp.
2.250%, 10/1/30	144,000	127,455
2.600%, 7/15/32	475,000	408,851
5.350%, 3/15/34	4,230,000	4,247,349
Nucor Corp.
3.125%, 4/1/32	156,000	138,698
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	131,906
6.125%, 12/15/33	3,830,000	4,082,348
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	134,048
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	104,008

		23,467,100

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.125%, 1/15/32	1,250,000	1,065,250

Total Materials		51,373,224

Real Estate (3.5%)
Diversified REITs (0.5%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	105,596
GLP Capital LP (REIT)
4.000%, 1/15/31	40,000	37,285
3.250%, 1/15/32	350,000	303,103
Safehold GL Holdings LLC (REIT)
5.650%, 1/15/35	6,400,000	6,319,386
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	389,588
2.250%, 1/15/32	430,000	363,195

		7,518,153

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	446,698
1.875%, 2/1/33	10,440,000	8,175,021
Healthcare Realty Holdings LP (REIT)
2.000%, 3/15/31	2,480,000	2,078,984
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	550,000	465,198

		11,165,901

Office REITs (1.8%)
Boston Properties LP (REIT)
3.250%, 1/30/31(x)	5,610,000	5,018,284
2.550%, 4/1/32	2,370,000	1,944,725
2.450%, 10/1/33(x)	5,470,000	4,265,233
Highwoods Realty LP (REIT)
2.600%, 2/1/31	3,030,000	2,556,980
Kilroy Realty LP (REIT)
2.650%, 11/15/33	17,398,000	13,484,283

		27,269,505

Residential REITs (0.3%)
Essex Portfolio LP (REIT)
1.650%, 1/15/31	4,370,000	3,651,483

Retail REITs (0.2%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30	830,000	772,771
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31	1,350,000	1,144,356
Realty Income Corp. (REIT)
3.200%, 2/15/31	1,250,000	1,137,804
1.800%, 3/15/33	640,000	497,874

		3,552,805

Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	500,000	486,938

Total Real Estate		53,644,785

Utilities (10.1%)
Electric Utilities (6.9%)
AEP Texas, Inc.
5.700%, 5/15/34	4,060,000	4,109,539
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,455,136
Arizona Public Service Co.
2.200%, 12/15/31	510,000	428,403
DTE Electric Co.
5.200%, 3/1/34	4,235,000	4,245,578
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,657,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Indiana LLC
5.250%, 3/1/34	$4,220,000	$4,239,277
Edison International
5.250%, 3/15/32	4,410,000	4,200,396
Entergy Corp.
2.400%, 6/15/31	4,750,000	4,079,244
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	571,858
2.350%, 6/15/32	6,010,000	5,061,265
Eversource Energy
2.550%, 3/15/31	4,980,000	4,355,561
Series R
1.650%, 8/15/30	480,000	405,231
Florida Power & Light Co.
5.100%, 4/1/33	700,000	705,205
4.800%, 5/15/33	3,060,000	3,028,634
5.300%, 6/15/34	4,030,000	4,106,411
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32(x)	930,000	790,756
Pacific Gas and Electric Co.
4.550%, 7/1/30	640,000	618,460
5.900%, 6/15/32	4,500,000	4,567,967
6.400%, 6/15/33	3,730,000	3,884,368
PacifiCorp
5.450%, 2/15/34	4,030,000	4,039,402
PPL Electric Utilities Corp.
4.850%, 2/15/34	4,106,000	4,052,436
Progress Energy, Inc.
7.000%, 10/30/31	90,000	99,818
Southern California Edison Co.
6.000%, 1/15/34	4,190,000	4,297,655
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,674,846
5.200%, 6/15/33	9,310,000	9,288,344
Virginia Electric and Power Co.
2.300%, 11/15/31(x)	13,700,000	11,775,508
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,424,426

		106,163,279

Gas Utilities (1.5%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,212,550
Southern California Gas Co.
5.200%, 6/1/33	8,700,000	8,657,072
5.050%, 9/1/34	8,350,000	8,200,056
Southwest Gas Corp.
4.050%, 3/15/32	5,080,000	4,743,233

		22,812,911

Multi-Utilities (1.7%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,663,885
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	4,870,000	4,063,929
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	8,000	7,454
National Grid plc
5.809%, 6/12/33	4,400,000	4,530,514
5.418%, 1/11/34	12,640,000	12,694,415
NiSource, Inc.
1.700%, 2/15/31	2,380,000	1,985,498
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	223,257

		25,168,952

Total Utilities		154,145,142

Total Corporate Bonds		1,515,701,551

Total Long-Term Debt Securities (99.1%) (Cost $1,469,405,609)		1,515,701,551

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	11,633,540	11,633,540
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	7,088,515	7,090,642
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		35,724,182

Total Short-Term Investments (2.4%) (Cost $35,724,203)		35,724,182

Total Investments in Securities (101.5%) (Cost $1,505,129,812)		1,551,425,733
Other Assets Less Liabilities (-1.5%)		(22,270,269)

Net Assets (100%)		$1,529,155,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $17,182,783 or 1.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $28,020,714. This was collateralized by cash of $28,633,540 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

Country Diversification

As a Percentage of Total Net Assets
Australia	0.8%
Belgium	0.1
Brazil	0.1
Canada	2.9
China	0.8
France	0.3
Germany	0.6
Ireland	0.7
Japan	2.1
Luxembourg	0.2
Mexico	0.1
Netherlands	0.3
Spain	1.9
United Kingdom	5.3
United States	85.3
Cash and Other	(1.5)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$109,705,372	$—	$109,705,372
Consumer Discretionary	—	51,198,267	—	51,198,267
Consumer Staples	—	77,674,812	—	77,674,812
Energy	—	125,709,210	—	125,709,210
Financials	—	540,544,923	—	540,544,923
Health Care	—	145,215,941	—	145,215,941
Industrials	—	91,852,944	—	91,852,944
Information Technology	—	114,636,931	—	114,636,931
Materials	—	51,373,224	—	51,373,224
Real Estate	—	53,644,785	—	53,644,785
Utilities	—	154,145,142	—	154,145,142
Short-Term Investments
Investment Companies	35,724,182	—	—	35,724,182

Total Assets	$35,724,182	$1,515,701,551	$—	$1,551,425,733

Total	$35,724,182	$1,515,701,551	$—	$1,551,425,733

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,368,312
Aggregate gross unrealized depreciation	(3,159,573)

Net unrealized appreciation	$46,208,739

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,505,216,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.3%)
Financials (0.3%)
Financial Services (0.3%)
Private Export Funding Corp.
4.500%, 2/7/27§	$10,000,000	$10,046,290
Series NN
3.250%, 6/15/25	2,500,000	2,493,834

Total Financials		12,540,124

Total Corporate Bonds		12,540,124

U.S. Government Agency Securities (50.5%)
FFCB
4.250%, 9/30/25(x)	15,000,000	14,994,703
5.125%, 10/10/25	10,000,000	10,043,052
5.125%, 10/20/25	4,925,000	4,947,403
4.500%, 3/13/26	20,000,000	20,069,820
4.625%, 4/1/26	10,000,000	10,051,950
4.750%, 5/28/26	10,000,000	10,078,707
4.375%, 6/23/26	32,000,000	32,129,578
4.500%, 8/14/26	10,000,000	10,065,700
4.750%, 9/1/26	10,000,000	10,100,127
0.680%, 1/13/27	5,000,000	4,716,059
0.700%, 1/27/27	15,000,000	14,125,734
4.500%, 3/26/27	20,000,000	20,190,400
4.750%, 5/6/27	15,000,000	15,239,356
4.500%, 5/20/27	15,000,000	15,157,590
4.670%, 12/2/27	20,000,000	20,001,822
4.250%, 1/14/28	15,000,000	15,114,625
4.250%, 1/28/28	10,000,000	10,071,765
4.250%, 2/24/28	15,000,000	15,114,974
4.840%, 8/14/28	15,000,000	14,983,622
4.500%, 8/28/28	10,000,000	10,167,770
1.040%, 1/25/29	15,000,000	13,404,545
4.125%, 3/20/29	15,000,000	15,053,229
4.000%, 4/1/30	15,000,000	14,939,970
1.230%, 7/29/30	5,000,000	4,295,088
1.240%, 9/3/30	10,000,000	8,567,666
1.380%, 1/14/31	30,000,000	25,500,489
1.990%, 3/17/31	10,000,000	8,753,551
5.420%, 8/12/33	15,000,000	15,009,987
FHLB
4.625%, 6/6/25	9,000,000	9,003,660
1.050%, 8/13/26	36,000,000	34,560,828
3.625%, 9/4/26	57,000,000	56,706,923
1.875%, 9/11/26	24,000,000	23,276,839
4.000%, 10/9/26	55,000,000	55,004,680
4.625%, 11/17/26	25,000,000	25,238,592
1.500%, 11/23/26	50,000,000	47,991,035
1.250%, 12/21/26	50,000,000	47,416,490
4.125%, 1/15/27	22,245,000	22,301,763
1.700%, 1/28/27	69,245,000	66,452,488
0.830%, 2/10/27	10,000,000	9,439,242
1.020%, 2/24/27	15,000,000	14,171,261
0.900%, 2/26/27	35,000,000	33,040,000
1.115%, 2/26/27	30,000,000	28,436,820
4.000%, 3/10/27	25,000,000	24,980,128
3.000%, 3/12/27	2,000,000	1,963,697
4.750%, 4/9/27	47,460,000	48,188,207
4.125%, 9/10/27	20,000,000	20,036,516
1.100%, 2/25/28	15,000,000	13,838,400
4.800%, 3/6/28	10,000,000	10,050,817
4.500%, 3/10/28	6,200,000	6,293,831
3.250%, 6/9/28	25,000,000	24,442,397
4.000%, 6/30/28	12,500,000	12,515,174
1.000%, 8/16/28	5,000,000	4,527,117
3.250%, 11/16/28	84,335,000	82,581,296
4.125%, 9/14/29	15,000,000	15,072,826
2.125%, 12/14/29	3,195,000	2,935,202
4.500%, 9/13/30	10,000,000	10,199,080
4.750%, 3/10/34	10,000,000	10,223,292
FHLMC
0.750%, 6/23/26	15,000,000	14,407,220
4.625%, 10/16/26	7,500,000	7,497,588
4.550%, 1/15/27	10,000,000	10,007,194
4.625%, 2/19/27	10,000,000	10,004,272
4.875%, 11/15/27	17,000,000	17,003,796
4.700%, 11/26/27	20,000,000	20,028,132
4.900%, 1/10/28	10,000,000	9,999,980
4.800%, 1/14/28	10,000,000	10,004,623
4.850%, 2/7/28	16,000,000	16,000,800
4.550%, 2/11/28	15,000,000	15,022,734
4.800%, 2/14/28	15,000,000	14,999,825
5.000%, 10/23/28	14,000,000	13,999,364
4.920%, 8/14/29	19,500,000	19,472,148
5.030%, 8/16/29	11,500,000	11,501,432
4.900%, 8/27/29	1,000,000	998,239
6.750%, 9/15/29	20,000,000	22,196,940
4.030%, 10/10/29	15,000,000	14,726,452
4.860%, 10/22/29	7,500,000	7,494,105
5.000%, 12/13/29	15,000,000	14,984,493
4.750%, 12/18/29	15,000,000	15,044,856
5.000%, 1/14/30	15,000,000	15,027,474
5.125%, 2/13/30	10,625,000	10,662,758
6.750%, 3/15/31	18,000,000	20,437,686
6.250%, 7/15/32(x)	45,000,000	50,660,937
FNMA
2.125%, 4/24/26	119,485,000	117,100,868
1.875%, 9/24/26	95,000,000	92,111,278
0.875%, 12/18/26	10,000,000	9,482,065
0.750%, 10/8/27	70,000,000	64,665,146
6.250%, 5/15/29	25,000,000	27,111,948
7.125%, 1/15/30	27,500,000	31,119,036
0.875%, 8/5/30	146,805,000	124,486,808
6.625%, 11/15/30	45,000,000	50,615,919
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,273,661
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,450,366
1.500%, 9/15/31	10,420,000	8,722,846
4.375%, 8/1/34	19,880,000	19,630,631
Series A
2.875%, 2/1/27	48,000,000	47,033,919
Series E
6.750%, 11/1/25(x)	15,779,000	15,979,172

Total U.S. Government Agency Securities		2,137,744,594

U.S. Treasury Obligations (40.2%)
U.S. Treasury Notes
4.875%, 4/30/26	10,000,000	10,085,164
3.625%, 5/15/26	20,000,000	19,907,082
0.750%, 5/31/26	8,000,000	7,702,058
4.875%, 5/31/26	10,000,000	10,092,977
4.125%, 6/15/26	17,500,000	17,521,128
4.625%, 6/30/26	15,000,000	15,109,599
4.500%, 7/15/26	20,000,000	20,120,390
0.625%, 7/31/26	11,000,000	10,521,336
4.375%, 7/31/26	15,000,000	15,072,759
1.500%, 8/15/26	15,500,000	14,985,918
4.375%, 8/15/26	15,000,000	15,073,627
1.375%, 8/31/26	1,615,000	1,557,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 8/31/26	$20,000,000	$19,935,262
4.625%, 9/15/26	25,000,000	25,228,862
0.875%, 9/30/26	9,000,000	8,597,611
3.500%, 9/30/26	15,000,000	14,898,096
4.625%, 10/15/26	20,000,000	20,193,236
2.000%, 11/15/26	10,000,000	9,692,599
4.375%, 12/15/26	20,000,000	20,134,308
4.000%, 1/15/27	15,000,000	15,011,253
2.250%, 2/15/27	10,000,000	9,695,330
3.875%, 3/31/27	15,000,000	14,989,457
4.375%, 7/15/27	15,000,000	15,147,224
3.750%, 8/15/27	15,000,000	14,942,916
3.375%, 9/15/27	15,000,000	14,813,099
3.875%, 10/15/27	15,000,000	14,984,751
2.250%, 11/15/27	18,500,000	17,735,946
4.125%, 11/15/27	15,000,000	15,077,292
3.875%, 11/30/27	10,000,000	9,988,274
4.000%, 12/15/27	7,500,000	7,517,682
0.625%, 12/31/27	10,000,000	9,148,809
3.875%, 12/31/27	25,000,000	24,975,625
3.500%, 1/31/28	17,000,000	16,809,598
2.750%, 2/15/28	25,600,000	24,795,046
1.250%, 3/31/28	15,000,000	13,879,707
1.250%, 4/30/28	10,000,000	9,232,244
2.875%, 5/15/28	51,500,000	49,907,749
1.250%, 5/31/28	16,500,000	15,199,774
3.625%, 5/31/28	20,000,000	19,820,366
1.250%, 6/30/28	5,000,000	4,595,693
4.000%, 6/30/28	17,500,000	17,543,694
4.125%, 7/31/28	20,000,000	20,124,220
2.875%, 8/15/28	35,000,000	33,833,699
1.125%, 8/31/28	10,000,000	9,109,937
4.375%, 8/31/28	15,000,000	15,206,200
1.250%, 9/30/28	15,000,000	13,692,117
4.625%, 9/30/28	25,000,000	25,560,740
4.875%, 10/31/28	15,000,000	15,464,121
3.125%, 11/15/28	62,500,000	60,768,144
4.375%, 11/30/28	10,000,000	10,146,895
3.750%, 12/31/28	10,000,000	9,931,872
4.000%, 1/31/29	15,000,000	15,026,913
2.625%, 2/15/29	22,000,000	20,963,226
4.250%, 2/28/29	15,000,000	15,160,849
4.125%, 3/31/29	10,000,000	10,063,743
4.625%, 4/30/29	21,000,000	21,525,296
2.375%, 5/15/29	21,000,000	19,746,441
4.500%, 5/31/29	10,000,000	10,205,886
3.250%, 6/30/29	15,000,000	14,586,241
4.250%, 6/30/29	5,000,000	5,056,152
4.000%, 7/31/29	10,000,000	10,015,412
1.625%, 8/15/29	12,500,000	11,348,388
3.625%, 8/31/29	10,000,000	9,863,848
3.500%, 9/30/29	10,000,000	9,807,194
4.000%, 10/31/29	25,000,000	25,023,885
4.125%, 10/31/29	25,000,000	25,155,615
4.125%, 11/30/29	18,000,000	18,118,712
3.875%, 12/31/29	20,000,000	19,910,420
4.375%, 12/31/29	15,000,000	15,254,431
1.500%, 2/15/30	11,900,000	10,600,727
4.000%, 2/28/30	15,000,000	15,017,500
0.625%, 5/15/30	15,000,000	12,671,471
3.750%, 6/30/30	20,000,000	19,751,664
4.000%, 7/31/30	15,000,000	14,990,823
0.625%, 8/15/30	21,500,000	18,000,662
4.125%, 8/31/30	10,000,000	10,049,330
4.625%, 9/30/30	15,000,000	15,440,154
4.875%, 10/31/30	15,000,000	15,623,316
0.875%, 11/15/30	19,000,000	16,006,142
4.375%, 11/30/30	10,000,000	10,167,495
3.750%, 12/31/30	10,000,000	9,847,702
4.000%, 1/31/31	10,000,000	9,972,292
1.125%, 2/15/31	20,600,000	17,503,089
4.125%, 3/31/31	10,000,000	10,034,223
4.625%, 4/30/31	15,000,000	15,445,216
1.625%, 5/15/31	15,000,000	13,028,747
4.125%, 7/31/31	5,000,000	5,011,805
1.250%, 8/15/31	25,000,000	21,048,028
3.750%, 8/31/31	10,000,000	9,808,131
3.625%, 9/30/31	10,000,000	9,735,360
4.125%, 10/31/31	10,000,000	10,015,506
1.375%, 11/15/31	23,500,000	19,805,478
4.125%, 11/30/31	15,000,000	15,021,332
4.500%, 12/31/31	10,000,000	10,233,338
1.875%, 2/15/32	19,000,000	16,465,727
2.875%, 5/15/32	23,000,000	21,235,244
2.750%, 8/15/32	21,000,000	19,163,161
4.125%, 11/15/32	3,000,000	2,998,115
3.500%, 2/15/33	25,000,000	23,894,755
3.375%, 5/15/33	24,500,000	23,149,810
3.875%, 8/15/33	28,000,000	27,379,324
4.500%, 11/15/33	16,000,000	16,346,810
4.000%, 2/15/34	17,500,000	17,222,478
4.375%, 5/15/34	18,500,000	18,705,714
3.875%, 8/15/34	21,000,000	20,417,166
4.250%, 11/15/34	15,000,000	15,007,031
4.625%, 2/15/35	21,000,000	21,636,510

Total U.S. Treasury Obligations		1,701,362,920

Total Long-Term Debt Securities (91.0%) (Cost $3,936,216,885)		3,851,647,638

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.8%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	1,900,000	47,234,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	46,246,000
Vanguard Intermediate- Term Treasury ETF	2,600,000	154,440,000
Vanguard Short-Term Treasury ETF	1,400,000	82,166,000

Total Exchange Traded Funds (7.8%) (Cost $343,108,630)		330,086,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	8,000,000	8,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,244,640	1,244,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		12,244,640

Total Short-Term Investments (0.3%) (Cost $12,244,640)		12,244,640

Total Investments in Securities (99.1%) (Cost $4,291,570,155)		4,193,978,278
Other Assets Less Liabilities (0.9%)		38,798,021

Net Assets (100%)		$4,232,776,299

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $10,046,290 or 0.2% of net assets.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $15,562,254. This was collateralized by $3,633,144 of various U.S. Government Treasury Securities, ranging from 0.375% - 6.125%, maturing 9/30/25 - 2/15/54 and by cash of $12,244,640 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$12,540,124	$—	$12,540,124
Exchange Traded Funds	330,086,000	—	—	330,086,000
Short-Term Investments
Investment Companies	12,244,640	—	—	12,244,640
U.S. Government Agency Securities	—	2,137,744,594	—	2,137,744,594
U.S. Treasury Obligations	—	1,701,362,920	—	1,701,362,920

Total Assets	$342,330,640	$3,851,647,638	$—	$4,193,978,278

Total	$342,330,640	$3,851,647,638	$—	$4,193,978,278

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,642,225
Aggregate gross unrealized depreciation	(111,316,167)

Net unrealized depreciation	$(97,673,942)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,291,652,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.6%)
ANZ Group Holdings Ltd.	101,598	$1,846,735
APA Group	40,602	200,424
Aristocrat Leisure Ltd.	43,947	1,761,577
ASX Ltd.	6,892	280,523
BHP Group Ltd.	173,127	4,132,415
BlueScope Steel Ltd.	14,521	193,083
Brambles Ltd.	47,278	591,719
CAR Group Ltd.	12,233	240,703
Cochlear Ltd.	2,280	373,688
Coles Group Ltd.	46,420	566,478
Commonwealth Bank of Australia	56,800	5,356,729
Computershare Ltd.	18,430	450,621
Fortescue Ltd.	57,698	554,128
Glencore plc	468,441	1,696,120
Goodman Group (REIT)	64,996	1,154,621
GPT Group (The) (REIT)	70,490	192,039
Insurance Australia Group Ltd.	80,635	388,467
Lottery Corp. Ltd. (The)	138,972	413,342
Macquarie Group Ltd.	12,355	1,518,065
Medibank Pvt Ltd.	92,193	255,774
National Australia Bank Ltd.	104,890	2,229,688
Northern Star Resources Ltd.	37,780	432,477
Origin Energy Ltd.	56,818	373,844
Pro Medicus Ltd.	1,926	240,439
Qantas Airways Ltd.	25,023	141,502
QBE Insurance Group Ltd.	51,519	704,997
REA Group Ltd.(x)	1,784	244,740
Reece Ltd.(x)	7,719	75,628
Rio Tinto Ltd.(x)	12,515	903,132
Rio Tinto plc	38,470	2,279,198
Rio Tinto plc (ADR)	23,158	1,391,333
Santos Ltd.	111,458	463,833
Scentre Group (REIT)	171,889	360,880
SGH Ltd.	7,259	225,202
Sonic Healthcare Ltd.	15,661	252,082
South32 Ltd.	149,653	301,104
Stockland (REIT)	77,967	238,717
Suncorp Group Ltd.	36,473	438,255
Telstra Group Ltd.	139,486	366,934
Transurban Group	104,309	872,726
Treasury Wine Estates Ltd.	27,669	168,568
Vicinity Ltd. (REIT)	134,818	185,330
Washington H Soul Pattinson & Co. Ltd.(x)	8,103	175,641
Wesfarmers Ltd.	38,720	1,742,224
Westpac Banking Corp.	115,833	2,284,981
WiseTech Global Ltd.	14,148	718,104
Woodside Energy Group Ltd.	64,734	935,182
Woolworths Group Ltd.	40,798	753,307

		41,667,299

Austria (0.4%)
Erste Group Bank AG	59,526	4,101,367
Mondi plc	14,685	217,673
OMV AG	4,648	238,730
Verbund AG	2,427	171,762

		4,729,532

Belgium (0.6%)
Ageas SA/NV	4,752	284,407
Anheuser-Busch InBev SA/NV	49,206	3,028,511
D’ieteren Group	734	126,115
Groupe Bruxelles Lambert NV	2,859	212,691
KBC Group NV	7,710	700,293
Lotus Bakeries NV	13	115,407
Sofina SA	533	136,015
Syensqo SA	2,757	187,126
UCB SA	8,028	1,412,780

		6,203,345

Brazil (0.3%)
Ambev SA	552,900	1,313,833
Banco Bradesco SA (ADR)	359,148	800,900
Petroleo Brasileiro SA (ADR)	59,951	859,697
TOTVS SA	69,900	410,842
Yara International ASA	5,543	166,437

		3,551,709

Canada (1.1%)
Agnico Eagle Mines Ltd.	24,731	2,679,414
CAE, Inc.*	87,461	2,150,287
Canadian National Railway Co.	16,094	1,566,175
Canadian Pacific Kansas City Ltd.	12,560	881,439
Element Fleet Management Corp.	58,780	1,168,615
Franco-Nevada Corp.	13,021	2,047,908
RB Global, Inc.	24,299	2,438,765

		12,932,603

Chile (0.1%)
Antofagasta plc	13,666	294,541
Sociedad Quimica y Minera de Chile SA (ADR)	18,604	739,137

		1,033,678

China (1.5%)
Alibaba Group Holding Ltd.	58,400	960,643
Alibaba Group Holding Ltd. (ADR)	7,280	962,634
Baidu, Inc. (ADR)(x)*	10,988	1,011,226
BOC Hong Kong Holdings Ltd.	125,543	506,596
BYD Co. Ltd., Class H	45,000	2,271,556
China Life Insurance Co. Ltd., Class H	295,000	568,660
China Resources Gas Group Ltd.	128,300	382,520
Kingsoft Corp. Ltd.	85,800	415,137
Prosus NV	76,144	3,505,392
SITC International Holdings Co. Ltd.	47,000	127,746
Tencent Holdings Ltd.	25,600	1,635,068
TravelSky Technology Ltd., Class H	879,000	1,305,829
Wharf Holdings Ltd. (The)	37,315	88,619
Wilmar International Ltd.	64,455	160,295
Yangzijiang Shipbuilding Holdings Ltd.	79,100	138,418
Yum China Holdings, Inc. (New York Stock Exchange)	14,305	744,718
Yum China Holdings, Inc.(Hong Kong Stock Exchange)(x)	38,450	2,001,202

		16,786,259

Colombia (0.2%)
Bancolombia SA (ADR)(x)	44,418	1,785,604
Ecopetrol SA (ADR)(x)	66,442	693,654

		2,479,258

Denmark (1.4%)
AP Moller - Maersk A/S, Class A	108	184,861
AP Moller - Maersk A/S, Class B(x)	151	262,294
Carlsberg A/S, Class B	3,251	413,134
Coloplast A/S, Class B(x)	4,150	434,990
Danske Bank A/S	23,815	776,961
Demant A/S*	3,110	104,213
DSV A/S	6,974	1,346,859
Genmab A/S*	2,112	410,177
Novo Nordisk A/S, Class B	145,010	9,873,790
Novonesis (Novozymes) B	12,023	698,763
Orsted A/S(m)(x)*	5,794	253,102
Pandora A/S	2,824	431,398
ROCKWOOL A/S, Class B	311	128,012
Tryg A/S	12,147	288,902
Vestas Wind Systems A/S*	33,644	462,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zealand Pharma A/S*	2,274	$170,394

		16,240,698

Finland (0.6%)
Elisa OYJ	4,933	240,459
Fortum OYJ	16,101	263,065
Kesko OYJ, Class B	9,032	184,241
Kone OYJ, Class B	33,217	1,826,048
Metso OYJ	21,250	218,333
Neste OYJ	15,682	144,711
Nokia OYJ	171,543	897,769
Nordea Bank Abp	107,653	1,370,089
Orion OYJ, Class B	3,626	215,095
Sampo OYJ, Class A	82,920	793,503
Stora Enso OYJ, Class R	21,063	198,465
UPM-Kymmene OYJ	18,183	485,634
Wartsila OYJ Abp	16,492	292,369

		7,129,781

France (7.7%)
Accor SA	6,785	307,331
Aeroports de Paris SA	1,194	121,296
Air Liquide SA	35,396	6,703,255
Airbus SE	29,496	5,191,709
Alstom SA*	46,135	1,016,672
Amundi SA(m)	2,098	163,337
Arkema SA	1,861	141,666
AXA SA	109,692	4,673,232
BioMerieux	1,416	174,854
BNP Paribas SA	61,098	5,081,080
Bollore SE	23,698	138,373
Bouygues SA	6,017	236,890
Bureau Veritas SA	11,017	332,840
Capgemini SE	41,096	6,134,542
Carrefour SA	18,874	269,800
Cie de Saint-Gobain SA	22,480	2,229,009
Cie Generale des Etablissements Michelin SCA	22,795	798,849
Covivio SA (REIT)	1,895	106,141
Credit Agricole SA	36,563	663,209
Danone SA	22,028	1,687,329
Dassault Aviation SA	647	213,378
Dassault Systemes SE	55,234	2,086,775
Edenred SE	8,440	273,238
Eiffage SA	2,332	270,441
Engie SA	62,117	1,211,359
EssilorLuxottica SA	20,853	5,984,332
Eurazeo SE	1,565	115,241
FDJ United(m)	3,585	112,650
Gecina SA (REIT)	1,476	138,613
Getlink SE	10,799	186,248
Hermes International SCA	1,070	2,789,505
Ipsen SA	1,207	138,866
Kering SA	4,372	902,564
Klepierre SA (REIT)	7,622	254,832
Legrand SA	8,885	934,219
L’Oreal SA	8,194	3,037,710
LVMH Moet Hennessy Louis Vuitton SE	16,066	9,931,667
Orange SA	63,612	825,060
Pernod Ricard SA	21,506	2,122,200
Publicis Groupe SA	13,423	1,258,970
Renault SA	18,616	937,027
Rexel SA	7,227	193,645
Safran SA	23,791	6,225,500
Sartorius Stedim Biotech	978	192,837
Societe Generale SA	24,358	1,090,142
Sodexo SA	9,011	578,770
Teleperformance SE	1,700	169,998
Thales SA	8,453	2,244,840
TotalEnergies SE	73,147	4,718,739
Unibail-Rodamco-Westfield (REIT)	3,916	329,858
Veolia Environnement SA	24,244	832,327
Vinci SA	16,810	2,113,945

		88,586,910

Germany (8.5%)
adidas AG	5,814	1,362,323
Allianz SE (Registered)	18,726	7,129,470
BASF SE	30,429	1,510,078
Bayer AG (Registered)	32,815	783,107
Bayerische Motoren Werke AG	17,101	1,362,440
Bayerische Motoren Werke AG (Preference)(q)	2,047	152,505
Beiersdorf AG	3,468	447,744
Brenntag SE	4,396	283,302
Commerzbank AG	78,841	1,787,709
Continental AG	24,661	1,721,553
Covestro AG*	5,910	379,595
CTS Eventim AG & Co. KGaA	2,273	226,609
Daimler Truck Holding AG	32,717	1,313,190
Deutsche Bank AG (Registered)	62,930	1,484,768
Deutsche Boerse AG	14,060	4,136,757
Deutsche Lufthansa AG (Registered)	20,689	149,796
Deutsche Post AG	43,857	1,872,243
Deutsche Telekom AG (Registered)	210,062	7,772,732
Dr Ing hc F Porsche AG (Preference)(q)§	14,874	739,026
E.ON SE	151,032	2,279,820
Evonik Industries AG	8,566	184,646
Fresenius Medical Care AG	7,283	359,420
Fresenius SE & Co. KGaA*	13,991	595,608
GEA Group AG	34,604	2,091,627
Hannover Rueck SE	2,090	620,799
Heidelberg Materials AG	10,941	1,863,896
Henkel AG & Co. KGaA	3,593	258,554
Henkel AG & Co. KGaA (Preference)(q)	5,619	446,452
Infineon Technologies AG	44,560	1,464,514
Knorr-Bremse AG	2,353	212,576
LEG Immobilien SE	2,519	178,300
Mercedes-Benz Group AG	24,555	1,438,816
Merck KGaA	30,132	4,124,847
MTU Aero Engines AG	8,537	2,956,708
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	4,546	2,862,839
Nemetschek SE	2,092	241,590
Porsche Automobil Holding SE (Preference)(q)	5,354	200,077
Puma SE	3,881	93,960
Rational AG	170	140,623
Rheinmetall AG	2,423	3,455,767
RWE AG	64,733	2,311,261
SAP SE	63,469	16,772,935
Sartorius AG (Preference)(q)	852	196,783
Scout24 SE(m)	2,597	270,704
Siemens AG (Registered)	41,970	9,616,480
Siemens Energy AG*	21,840	1,271,463
Siemens Healthineers AG(m)	41,391	2,220,350
Symrise AG, Class A	15,711	1,625,781
Talanx AG	2,131	222,821
Volkswagen AG (Preference)(q)	6,858	693,799
Vonovia SE	41,055	1,108,044
Zalando SE(m)*	34,063	1,169,795

		98,166,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (1.4%)
AIA Group Ltd.	715,052	$5,384,864
AIA Group Ltd. (ADR)(x)	21,700	656,425
CK Asset Holdings Ltd.	66,705	269,599
CK Infrastructure Holdings Ltd.	20,340	121,808
CLP Holdings Ltd.	53,564	436,417
Futu Holdings Ltd. (ADR)	1,929	197,433
Hang Seng Bank Ltd.	25,174	340,983
Henderson Land Development Co. Ltd.	44,906	128,980
HKT Trust & HKT Ltd.	131,042	175,139
Hong Kong & China Gas Co. Ltd.	396,330	340,739
Hong Kong Exchanges & Clearing Ltd.	41,139	1,822,890
Hongkong Land Holdings Ltd.	36,900	142,434
Jardine Matheson Holdings Ltd.	5,300	211,364
Link REIT (REIT)	89,078	416,688
MTR Corp. Ltd.	51,618	168,822
Power Assets Holdings Ltd.	47,496	284,435
Prudential plc	286,153	3,053,950
Sino Land Co. Ltd.	135,239	135,388
Sun Hung Kai Properties Ltd.	50,278	477,487
Swire Pacific Ltd., Class A	14,831	130,748
Techtronic Industries Co. Ltd.	46,000	551,247
WH Group Ltd.(m)	288,823	265,014
Wharf Real Estate Investment Co. Ltd.	62,330	151,551

		15,864,405

India (0.7%)
HDFC Bank Ltd.	98,598	2,095,737
HDFC Bank Ltd. (ADR)	24,853	1,651,233
ICICI Bank Ltd. (ADR)	79,050	2,491,656
Kotak Mahindra Bank Ltd.	22,222	561,847
Reliance Industries Ltd.	59,523	883,829
UPL Ltd.	82,392	608,965

		8,293,267

Ireland (0.5%)
AerCap Holdings NV	6,614	675,752
AIB Group plc	71,503	460,031
Bank of Ireland Group plc	33,901	397,547
Kerry Group plc, Class A	29,962	3,136,118
Kingspan Group plc	10,160	814,613

		5,484,061

Israel (0.7%)
Azrieli Group Ltd.	1,541	103,272
Bank Hapoalim BM	43,874	590,886
Bank Leumi Le-Israel BM	49,613	664,709
Check Point Software Technologies Ltd.*	15,563	3,547,119
Elbit Systems Ltd.	911	349,113
Global-e Online Ltd.*	3,471	123,741
ICL Group Ltd.	24,296	136,491
Israel Discount Bank Ltd., Class A	41,985	290,400
Mizrahi Tefahot Bank Ltd.	5,242	234,716
Nice Ltd.*	2,207	335,932
Nova Ltd.*	995	182,009
Teva Pharmaceutical Industries Ltd. (ADR)*	38,468	591,253
Wix.com Ltd.*	1,757	287,059

		7,436,700

Italy (2.2%)
Amplifon SpA	4,234	85,498
Banco BPM SpA(x)	42,708	431,600
BPER Banca SpA	33,835	263,783
Coca-Cola HBC AG	7,632	345,447
Davide Campari-Milano NV(x)	20,566	120,397
DiaSorin SpA	799	79,052
Enel SpA	277,519	2,249,709
Eni SpA	72,589	1,122,257
Ferrari NV	4,301	1,823,993
FinecoBank Banca Fineco SpA	21,355	420,144
Generali	32,130	1,124,951
Infrastrutture Wireless Italiane SpA(m)	12,840	135,923
Intesa Sanpaolo SpA	514,538	2,633,855
Leonardo SpA	105,630	5,120,380
Mediobanca Banca di Credito Finanziario SpA	17,463	326,011
Moncler SpA	8,141	498,242
Nexi SpA(m)*	17,287	91,817
Poste Italiane SpA(m)	14,955	265,687
Prysmian SpA	46,126	2,511,758
Recordati Industria Chimica e Farmaceutica SpA	3,387	191,542
Snam SpA	67,429	349,608
Telecom Italia SpA(x)*	347,867	116,907
Terna—Rete Elettrica Nazionale	49,164	444,639
UniCredit SpA	77,303	4,307,276
Unipol Assicurazioni SpA	11,917	189,680

		25,250,156

Japan (14.5%)
Advantest Corp.(x)	26,100	1,126,203
Aeon Co. Ltd.(x)	21,752	543,836
AGC, Inc.	6,250	189,388
Aisin Corp.	17,514	189,514
Ajinomoto Co., Inc.	31,536	622,037
ANA Holdings, Inc.	6,130	112,779
Asahi Group Holdings Ltd.	49,861	635,604
Asahi Kasei Corp.	42,678	297,912
Asics Corp.	21,900	459,201
Astellas Pharma, Inc.(x)	61,450	592,622
Bandai Namco Holdings, Inc.	20,557	685,827
Bridgestone Corp.	19,764	789,954
Canon, Inc.	32,330	1,001,219
Capcom Co. Ltd.	12,200	298,025
Central Japan Railway Co.	27,000	513,754
Chiba Bank Ltd. (The)(x)	17,672	164,832
Chubu Electric Power Co., Inc.	21,654	234,312
Chugai Pharmaceutical Co. Ltd.	22,641	1,026,309
Concordia Financial Group Ltd.	35,600	232,887
Dai Nippon Printing Co. Ltd.	12,962	183,165
Daifuku Co. Ltd.	10,800	262,241
Dai-ichi Life Holdings, Inc.	124,800	942,719
Daiichi Sankyo Co. Ltd.	90,261	2,112,850
Daikin Industries Ltd.	8,923	960,179
Daito Trust Construction Co. Ltd.	2,038	208,094
Daiwa House Industry Co. Ltd.	19,058	627,431
Daiwa Securities Group, Inc.	46,776	309,927
Denso Corp.	189,448	2,329,103
Dentsu Group, Inc.(x)	6,974	152,973
Disco Corp.	3,100	617,871
East Japan Railway Co.	30,675	603,724
Eisai Co. Ltd.(x)	9,154	252,972
ENEOS Holdings, Inc.(x)	94,238	491,515
FANUC Corp.	31,820	861,319
Fast Retailing Co. Ltd.	6,448	1,894,119
Fuji Electric Co. Ltd.	4,757	199,680
FUJIFILM Holdings Corp.	38,004	720,731
Fujikura Ltd.	8,600	309,506
Fujitsu Ltd.	57,440	1,130,112
Hankyu Hanshin Holdings, Inc.	7,600	203,947
Hikari Tsushin, Inc.(x)	500	128,509
Hitachi Ltd.	547,610	12,625,078
Honda Motor Co. Ltd.	153,112	1,370,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hoshizaki Corp.	3,600	$138,537
Hoya Corp.	20,902	2,338,393
Hulic Co. Ltd.	13,300	127,422
Idemitsu Kosan Co. Ltd.(x)	31,675	222,373
IHI Corp.(x)	24,400	1,678,832
Inpex Corp.	29,400	403,297
Isuzu Motors Ltd.(x)	18,969	255,024
ITOCHU Corp.(x)	40,532	1,864,867
Japan Airlines Co. Ltd.	5,458	93,029
Japan Exchange Group, Inc.	33,700	343,201
Japan Post Bank Co. Ltd.(x)	61,400	616,497
Japan Post Holdings Co. Ltd.	65,600	652,982
Japan Post Insurance Co. Ltd.(x)	6,200	125,496
Japan Tobacco, Inc.	40,700	1,116,340
JFE Holdings, Inc.(x)	18,676	227,800
Kajima Corp.(x)	13,969	283,869
Kansai Electric Power Co., Inc. (The)	31,823	376,067
Kao Corp.	16,167	697,706
Kawasaki Kisen Kaisha Ltd.(x)	12,600	169,985
KDDI Corp.	104,400	1,642,321
Keyence Corp.	12,432	4,847,146
Kikkoman Corp.	22,415	215,348
Kirin Holdings Co. Ltd.	25,891	358,614
Kobe Bussan Co. Ltd.	5,100	119,824
Komatsu Ltd.	30,272	869,066
Konami Group Corp.	3,488	408,821
Kose Corp.	2,900	120,261
Kubota Corp.	31,508	384,633
Kyocera Corp.(x)	44,532	497,456
Kyowa Kirin Co. Ltd.	8,967	129,911
Lasertec Corp.	2,800	236,709
LY Corp.(x)	288,700	974,524
M3, Inc.(x)*	15,600	177,020
Makita Corp.	7,492	246,004
Marubeni Corp.	47,468	753,051
MatsukiyoCocokara & Co.(x)	10,600	165,406
Meiji Holdings Co. Ltd.	7,464	161,731
Minebea Mitsumi, Inc.(x)	11,800	170,993
Mitsubishi Chemical Group Corp.	46,459	228,284
Mitsubishi Corp.	114,052	1,997,184
Mitsubishi Electric Corp.	64,871	1,176,406
Mitsubishi Estate Co. Ltd.	127,311	2,064,273
Mitsubishi HC Capital, Inc.(x)	29,400	197,483
Mitsubishi Heavy Industries Ltd.	109,350	1,841,577
Mitsubishi UFJ Financial Group, Inc.	572,516	7,676,043
Mitsui & Co. Ltd.	86,108	1,607,169
Mitsui Fudosan Co. Ltd.	92,381	819,474
Mitsui OSK Lines Ltd.(x)	11,600	401,232
Mizuho Financial Group, Inc.	82,304	2,222,905
MonotaRO Co. Ltd.	8,000	149,210
MS&AD Insurance Group Holdings, Inc.	43,808	941,935
Murata Manufacturing Co. Ltd.	129,839	1,995,758
NEC Corp.	117,370	2,461,022
Nexon Co. Ltd.	11,600	157,771
Nidec Corp.(x)	28,768	477,964
Nintendo Co. Ltd.	37,490	2,526,994
Nippon Building Fund, Inc. (REIT)	249	211,498
Nippon Paint Holdings Co. Ltd.	31,800	237,668
Nippon Sanso Holdings Corp.(x)	74,300	2,236,084
Nippon Steel Corp.(x)	31,529	671,612
Nippon Telegraph & Telephone Corp.	1,009,900	974,282
Nippon Yusen KK(x)	14,932	489,902
Nissan Motor Co. Ltd.*	68,447	172,817
Nissin Foods Holdings Co. Ltd.(x)	6,618	134,707
Nitori Holdings Co. Ltd.(x)	2,750	271,901
Nitto Denko Corp.	23,855	434,985
Nomura Holdings, Inc.	102,608	621,299
Nomura Research Institute Ltd.(x)	52,377	1,688,747
NTT Data Group Corp.	21,500	384,374
Obayashi Corp.	23,366	309,075
Obic Co. Ltd.	46,700	1,341,625
Olympus Corp.(x)	38,008	493,503
Omron Corp.(x)	6,244	175,343
Ono Pharmaceutical Co. Ltd.(x)	13,775	147,173
Oracle Corp.	8,540	891,351
Oriental Land Co. Ltd.(x)	36,720	720,984
ORIX Corp.	39,410	810,324
Osaka Gas Co. Ltd.	12,273	276,816
Otsuka Corp.	8,268	178,380
Otsuka Holdings Co. Ltd.	15,100	780,521
Pan Pacific International Holdings Corp.	38,600	1,052,306
Panasonic Holdings Corp.	78,486	926,981
Rakuten Group, Inc.*	51,300	291,164
Recruit Holdings Co. Ltd.	47,900	2,445,298
Renesas Electronics Corp.	57,700	764,576
Resona Holdings, Inc.	70,559	605,437
Resonac Holdings Corp.	29,700	587,307
Ricoh Co. Ltd.(x)	17,680	185,888
SBI Holdings, Inc.	8,860	235,278
SCREEN Holdings Co. Ltd.(x)	3,000	191,913
SCSK Corp.(x)	5,800	142,690
Secom Co. Ltd.	14,454	490,216
Seiko Epson Corp.	9,400	149,564
Sekisui Chemical Co. Ltd.	13,614	230,954
Sekisui House Ltd.	20,270	451,375
Seven & i Holdings Co. Ltd.	75,536	1,089,302
SG Holdings Co. Ltd.	10,900	108,717
Shimadzu Corp.	8,040	199,941
Shimano, Inc.	2,636	368,801
Shin-Etsu Chemical Co. Ltd.	60,520	1,709,199
Shionogi & Co. Ltd.	25,021	374,673
Shiseido Co. Ltd.	13,722	257,991
SMC Corp.	3,448	1,219,984
SoftBank Corp.	976,100	1,356,219
SoftBank Group Corp.	32,644	1,627,738
Sompo Holdings, Inc.(x)	30,381	915,744
Sony Group Corp.	315,020	7,907,529
Subaru Corp.	20,280	357,628
Sugi Holdings Co. Ltd.	25,600	480,117
SUMCO Corp.(x)	233,000	1,565,088
Sumitomo Corp.	37,928	852,678
Sumitomo Electric Industries Ltd.	24,960	410,370
Sumitomo Metal Mining Co. Ltd.(x)	8,191	177,210
Sumitomo Mitsui Financial Group, Inc.	208,856	5,284,409
Sumitomo Mitsui Trust Group, Inc.	79,566	1,973,368
Sumitomo Realty & Development Co. Ltd.(x)	10,326	385,048
Suntory Beverage & Food Ltd.	4,500	148,450
Suzuki Motor Corp.	131,344	1,584,990
Sysmex Corp.(x)	17,700	334,788
T&D Holdings, Inc.	17,368	367,531
Taisei Corp.	5,736	252,745
Takeda Pharmaceutical Co. Ltd.(x)	54,577	1,605,762
TDK Corp.	66,365	684,048
Terumo Corp.	98,700	1,840,549
TIS, Inc.(x)	7,000	192,933
Toho Co. Ltd.	3,846	189,800
Tokio Marine Holdings, Inc.(x)	60,545	2,315,395
Tokyo Electron Ltd.	15,108	2,025,614
Tokyo Gas Co. Ltd.	11,142	353,819
Tokyo Metro Co. Ltd.(x)	9,900	119,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	16,605	$186,542
TOPPAN Holdings, Inc.	8,455	228,526
Toray Industries, Inc.(x)	46,874	317,514
Toyota Industries Corp.(x)	5,718	484,347
Toyota Motor Corp.(x)	414,250	7,225,002
Toyota Tsusho Corp.	22,142	368,025
Trend Micro, Inc.	4,282	285,914
Unicharm Corp.	38,946	308,862
West Japan Railway Co.	14,400	280,003
Yakult Honsha Co. Ltd.(x)	9,614	182,903
Yamaha Motor Co. Ltd.	32,196	255,868
Yaskawa Electric Corp.	7,340	182,534
Yokogawa Electric Corp.	7,703	148,575
Zensho Holdings Co. Ltd.(x)	3,000	161,031
ZOZO, Inc.(x)	15,300	146,176

		167,173,446

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	147,835

Luxembourg (0.2%)
ArcelorMittal SA	15,465	442,639
CVC Capital Partners plc*§	6,500	128,094
Eurofins Scientific SE(x)	31,846	1,694,895

		2,265,628

Macau (0.1%)
Galaxy Entertainment Group Ltd.	72,000	281,284
Sands China Ltd.*	331,200	663,979

		945,263

Mexico (0.2%)
Grupo Financiero Banorte SAB de CV, Class O	355,337	2,467,018

Netherlands (2.9%)
ABN AMRO Bank NV (CVA)(m)	14,928	312,502
Adyen NV(m)*	742	1,128,068
Aegon Ltd.	48,688	318,510
Akzo Nobel NV	15,248	934,521
Argenx SE*	2,040	1,192,484
ASM International NV	1,603	720,023
ASML Holding NV	20,456	13,404,158
ASR Nederland NV	5,544	317,601
BE Semiconductor Industries NV	2,561	263,684
Euronext NV(m)	2,737	395,687
EXOR NV	3,471	313,579
Heineken Holding NV	4,697	339,776
Heineken NV	71,159	5,800,056
IMCD NV	1,938	257,020
ING Groep NV	107,014	2,081,699
JDE Peet’s NV	3,496	76,436
Koninklijke Ahold Delhaize NV	31,710	1,184,994
Koninklijke KPN NV	136,418	577,792
Koninklijke Philips NV*	26,864	678,853
NN Group NV	9,257	513,292
Randstad NV(x)	3,640	150,353
Universal Music Group NV	28,088	772,349
Wolters Kluwer NV	8,053	1,249,992

		32,983,429

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	220,000
Contact Energy Ltd.	31,539	164,021
Fisher & Paykel Healthcare Corp. Ltd.	19,782	376,696
Infratil Ltd.	31,331	184,641
Meridian Energy Ltd.	47,056	149,610
Xero Ltd.*	4,941	477,773

		1,572,741

Norway (0.8%)
Aker BP ASA	11,060	262,290
DNB Bank ASA	119,987	3,142,036
Equinor ASA	27,552	729,739
Equinor ASA (ADR)	68,515	1,812,222
Gjensidige Forsikring ASA	6,399	147,070
Kongsberg Gruppen ASA	3,138	457,843
Mowi ASA	16,001	295,968
Norsk Hydro ASA	324,245	1,859,045
Orkla ASA	24,405	267,463
Salmar ASA	2,512	120,339
Telenor ASA	20,930	299,406

		9,393,421

Peru (0.1%)
Credicorp Ltd.	6,207	1,155,495

Poland (0.0%)†
InPost SA*	7,286	106,358

Portugal (0.1%)
EDP SA	98,110	330,141
Galp Energia SGPS SA	56,587	993,073
Jeronimo Martins SGPS SA	9,381	198,816

		1,522,030

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	260,989
CapitaLand Integrated Commercial Trust (REIT)	202,376	314,613
CapitaLand Investment Ltd.	76,002	153,969
DBS Group Holdings Ltd.	191,826	6,597,191
Genting Singapore Ltd.	221,838	123,143
Grab Holdings Ltd., Class A*	70,518	319,447
Keppel Ltd.	47,385	241,944
Oversea-Chinese Banking Corp. Ltd.	115,552	1,481,375
Sea Ltd. (ADR)*	12,319	1,607,506
Sembcorp Industries Ltd.	34,300	160,694
Singapore Airlines Ltd.	52,805	266,077
Singapore Exchange Ltd.	28,502	283,662
Singapore Technologies Engineering Ltd.	103,319	518,712
Singapore Telecommunications Ltd.	252,319	640,506
STMicroelectronics NV	23,461	507,368
United Overseas Bank Ltd.	43,021	1,213,862

		14,691,058

South Africa (0.2%)
Anglo American plc	97,577	2,703,667

South Korea (0.4%)
Amorepacific Corp.	6,953	478,801
Delivery Hero SE(m)*	6,209	147,502
HD Hyundai Electric Co. Ltd.	1,840	364,876
NAVER Corp.	5,571	722,622
Samsung Electronics Co. Ltd.	62,897	2,468,894

		4,182,695

Spain (2.3%)
Acciona SA	878	114,685
ACS Actividades de Construccion y Servicios SA	6,031	344,000
Aena SME SA(m)	2,590	606,603
Amadeus IT Group SA	83,282	6,348,724
Banco Bilbao Vizcaya Argentaria SA	196,650	2,667,539
Banco de Sabadell SA	183,472	512,040
Banco Santander SA	825,650	5,531,636
CaixaBank SA	134,174	1,040,821
Cellnex Telecom SA(m)	64,351	2,284,401
EDP Renovaveis SA	10,423	86,895
Endesa SA	10,185	269,819
Grifols SA*	11,323	100,373
Iberdrola SA	198,108	3,200,360
Industria de Diseno Textil SA	36,685	1,818,754
Redeia Corp. SA	13,561	272,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Repsol SA	40,174	$534,314
Telefonica SA(x)	134,432	632,903

		26,366,022

Sweden (1.8%)
AddTech AB, Class B	9,250	269,444
Alfa Laval AB	9,668	412,524
Assa Abloy AB, Class B	104,966	3,131,708
Atlas Copco AB, Class A	91,651	1,453,389
Atlas Copco AB, Class B	54,276	757,838
Beijer Ref AB, Class B(x)	13,400	187,433
Boliden AB	9,797	319,003
Epiroc AB, Class A	23,273	465,608
Epiroc AB, Class B	13,253	232,051
EQT AB(x)	12,659	383,102
Essity AB, Class B(x)	20,699	587,705
Evolution AB(m)(x)	5,273	391,339
Fastighets AB Balder, Class B*	21,823	136,559
H & M Hennes & Mauritz AB, Class B(x)	18,421	241,629
Hexagon AB, Class B	70,909	752,347
Holmen AB, Class B	2,559	101,120
Industrivarden AB, Class C(x)	5,076	185,531
Industrivarden AB, Class A	3,925	143,618
Indutrade AB	9,195	253,389
Investment AB Latour, Class B(x)	5,060	137,074
Investor AB, Class B	59,058	1,752,915
L E Lundbergforetagen AB, Class B	2,399	119,809
Lifco AB, Class B(x)	7,781	274,647
Nibe Industrier AB, Class B(x)	53,656	202,468
Saab AB, Class B	11,299	442,493
Sagax AB, Class B(x)	6,735	141,108
Sandvik AB	36,331	759,019
Securitas AB, Class B	16,511	233,166
Skandinaviska Enskilda Banken AB, Class A(x)*	54,508	892,036
Skanska AB, Class B(x)*	11,588	254,660
SKF AB, Class B*	11,393	229,179
Svenska Cellulosa AB SCA, Class B(x)*	21,592	284,083
Svenska Handelsbanken AB, Class A(x)	50,393	567,258
Swedbank AB, Class A(x)	29,069	659,069
Swedish Orphan Biovitrum AB*	6,795	194,282
Tele2 AB, Class B	18,272	246,401
Telefonaktiebolaget LM Ericsson, Class B	95,236	735,981
Telia Co. AB	76,026	274,477
Trelleborg AB, Class B	7,057	261,027
Volvo AB, Class B(x)*	54,055	1,576,725

		20,643,214

Switzerland (3.5%)
ABB Ltd. (Registered)	53,458	2,732,419
Avolta AG	3,160	137,301
Baloise Holding AG (Registered)	1,402	293,490
Banque Cantonale Vaudoise (Registered)(x)	1,022	111,361
Barry Callebaut AG (Registered)(x)	133	176,191
BKW AG	740	129,314
Chocoladefabriken Lindt & Spruengli AG	31	418,379
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	523,567
Cie Financiere Richemont SA (Registered)	18,343	3,171,201
DSM-Firmenich AG	27,309	2,697,790
EMS-Chemie Holding AG (Registered)(x)	247	167,514
Galderma Group AG*	3,306	349,658
Geberit AG (Registered)	1,126	700,011
Givaudan SA (Registered)	315	1,352,289
Helvetia Holding AG (Registered)	1,255	259,171
Julius Baer Group Ltd.	30,877	2,118,497
Kuehne + Nagel International AG (Registered)	1,643	377,925
Logitech International SA (Registered)	5,190	433,644
Lonza Group AG (Registered)	6,512	3,990,965
Partners Group Holding AG	774	1,090,092
Sandoz Group AG	14,197	594,390
Schindler Holding AG	1,400	436,442
Schindler Holding AG (Registered)	813	245,361
SGS SA (Registered)	5,058	502,655
SIG Group AG(x)	10,389	191,528
Sika AG (Registered)	16,352	3,940,597
Sonova Holding AG (Registered)	4,497	1,303,810
Straumann Holding AG (Registered)	3,693	442,267
Swatch Group AG (The)(x)	932	159,811
Swiss Life Holding AG (Registered)	960	871,346
Swiss Prime Site AG (Registered)	2,607	320,018
Swisscom AG (Registered)	899	517,735
Temenos AG (Registered)	1,924	148,100
UBS Group AG (Registered)	178,798	5,430,431
VAT Group AG(m)	894	318,109
Zurich Insurance Group AG	4,959	3,447,253

		40,100,632

Taiwan (1.5%)
ASE Technology Holding Co. Ltd.	413,000	1,778,752
Delta Electronics, Inc.	97,000	1,051,728
Hon Hai Precision Industry Co. Ltd.	248,040	1,090,696
MediaTek, Inc.	67,000	2,804,909
Taiwan Semiconductor Manufacturing Co. Ltd.	327,000	8,962,277
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,533	1,084,478

		16,772,840

Thailand (0.0%)†
Kasikornbank PCL	92,700	441,298

United Kingdom (9.8%)
3i Group plc	33,213	1,551,369
Admiral Group plc	8,926	328,610
Ashtead Group plc	26,989	1,445,422
Associated British Foods plc	10,954	270,262
AstraZeneca plc	92,002	13,374,657
Auto Trader Group plc(m)	29,189	280,600
Aviva plc	89,905	644,780
BAE Systems plc	252,375	5,084,054
Barclays plc	1,804,121	6,707,102
Barratt Redrow plc	331,588	1,811,402
British American Tobacco plc	67,197	2,762,031
BT Group plc(x)	226,347	484,918
Bunzl plc	11,298	432,864
Burberry Group plc	25,385	253,081
Centrica plc	176,238	340,003
CK Hutchison Holdings Ltd.	89,705	504,352
Coca-Cola Europacific Partners plc	6,922	602,422
Compass Group plc	93,772	3,092,448
Croda International plc	4,744	179,123
DCC plc	3,630	241,252
Diageo plc	196,062	5,101,985
Entain plc	214,816	1,603,329
Flutter Entertainment plc, Class DI*	6,658	1,475,080
Halma plc	67,915	2,264,291
HSBC Holdings plc	819,495	9,250,954
Imperial Brands plc	27,291	1,010,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Informa plc	44,948	$446,726
InterContinental Hotels Group plc	5,388	574,335
Intertek Group plc	34,950	2,259,590
J Sainsbury plc	54,663	166,077
JD Sports Fashion plc	99,550	87,315
Kingfisher plc	64,086	209,690
Land Securities Group plc (REIT)	23,701	168,387
Legal & General Group plc	201,222	631,106
Lloyds Banking Group plc	2,058,249	1,916,422
London Stock Exchange Group plc	23,025	3,408,495
M&G plc	79,704	204,371
Marks & Spencer Group plc	71,503	328,354
Melrose Industries plc	644,370	3,954,566
National Grid plc	315,167	4,109,846
NatWest Group plc	397,795	2,321,582
Next plc	4,019	575,483
Pearson plc	20,043	315,347
Phoenix Group Holdings plc	23,370	172,525
Reckitt Benckiser Group plc	51,136	3,454,673
RELX plc (London Stock Exchange)	62,980	3,150,856
RELX plc (Turquoise Stock Exchange)	54,443	2,724,467
Rentokil Initial plc	462,834	2,078,182
Rolls-Royce Holdings plc*	473,819	4,584,297
Sage Group plc (The)	34,919	544,437
Schroders plc	27,361	122,925
Segro plc (REIT)	42,525	379,468
Severn Trent plc	8,879	290,292
Smith & Nephew plc	28,243	395,839
Smiths Group plc	11,465	285,979
Spirax Group plc	2,556	204,046
SSE plc	79,457	1,636,059
Standard Chartered plc	140,694	2,070,944
Tesco plc	227,597	976,957
Unilever plc	84,177	5,012,713
United Utilities Group plc	24,400	317,866
Vodafone Group plc	691,397	651,079
Whitbread plc	5,953	188,323
Wise plc, Class A*	21,831	266,492
WPP plc	37,881	284,397

		112,566,902

United States (9.0%)
Alcon AG	29,505	2,775,411
BP plc	546,682	3,079,636
Carnival Corp.*	86,854	1,696,259
CRH plc	14,372	1,245,714
CSL Ltd.	16,518	2,572,887
CyberArk Software Ltd.*	1,463	494,494
Everest Group Ltd.	4,606	1,673,498
Experian plc	65,521	3,019,839
Ferrovial SE	16,238	723,045
GSK plc	141,435	2,671,054
Haleon plc	470,880	2,380,118
Holcim AG	17,784	1,899,613
ICON plc*	10,562	1,848,244
James Hardie Industries plc (CHDI)*	44,103	1,060,423
Linde plc	6,389	2,974,974
Monday.com Ltd.*	1,337	325,105
Nestle SA (Registered)	128,772	13,003,832
Novartis AG (Registered)	66,982	7,407,617
Novartis AG (ADR)	15,660	1,745,777
QIAGEN NV*	34,260	1,358,638
Roche Holding AG (BMV Mexico Stock Exchange)	41,447	13,609,533
Roche Holding AG (OTC US Exchange)	1,087	376,463
Sanofi SA	68,113	7,506,468
Schneider Electric SE	40,833	9,305,186
Shell plc (BMV Mexico Stock Exchange)	110,393	4,050,154
Shell plc (London Stock Exchange)	207,246	7,562,808
Smurfit WestRock plc	21,045	940,597
Spotify Technology SA*	5,227	2,875,007
Stellantis NV	67,049	743,996
Swiss Re AG	10,292	1,744,998
Tenaris SA	43,774	854,831

		103,526,219

Total Common Stocks (80.3%) (Cost $543,345,748)		923,563,474

EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares China Large-Cap ETF(x)	165,010	5,913,958
iShares Core MSCI EAFE ETF	330,900	25,032,585
iShares Latin America 40 ETF(x)	48,147	1,133,862
iShares MSCI Australia ETF(x)	65,615	1,538,016
iShares MSCI Austria ETF(x)	47,837	1,201,665
iShares MSCI Belgium ETF‡	78,097	1,539,776
iShares MSCI France ETF(x)	46,167	1,837,447
iShares MSCI Germany ETF(x)	187,210	6,941,747
iShares MSCI Indonesia ETF(x)	27,900	454,770
iShares MSCI Ireland ETF	16,900	999,128
iShares MSCI Israel ETF	14,700	1,093,092
iShares MSCI Italy ETF	120,924	5,117,504
iShares MSCI Mexico ETF(x)	7,248	369,358
iShares MSCI New Zealand ETF	15,400	648,032
iShares MSCI Norway ETF(x)	41,600	1,079,520
iShares MSCI Poland ETF(x)	6,400	179,264
iShares MSCI Singapore ETF(x)	28,863	685,785
iShares MSCI Spain ETF(x)	82,521	3,140,749
JPMorgan BetaBuilders Japan ETF(x)	14,850	833,530
JPMorgan International Research Enhanced Equity ETF	16,400	1,045,008
SPDR Portfolio Developed World ex- US ETF	240,000	8,738,400
SPDR S&P Emerging Asia Pacific ETF	5,079	587,451
Vanguard FTSE Developed Markets ETF(x)	154,100	7,832,903
Vanguard FTSE Emerging Markets ETF	92,200	4,172,972
Vanguard FTSE Europe ETF	282,100	19,806,241
Vanguard FTSE Pacific ETF	54,900	3,978,054

Total Exchange Traded Funds (9.2%) (Cost $78,442,040)		105,900,817

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 dayyield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 dayyield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	9,648,922	9,648,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	5,000,000	$5,000,000

Total Investment Companies		21,648,922

Total Short-Term Investments (1.9%) (Cost $21,648,922)		21,648,922

Total Investments in Securities (91.4%) (Cost $643,436,710)		1,051,113,213
Other Assets Less Liabilities (8.6%)		99,148,228

Net Assets (100%)		$1,150,261,441

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $867,120 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $10,813,190 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $43,995,293. This was collateralized by $24,939,652 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $21,648,922 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$200,332,156	17.4%
Industrials	172,782,942	15.0
Health Care	110,502,257	9.6
Exchange Traded Funds	105,900,817	9.2
Consumer Discretionary	100,354,127	8.7
Information Technology	99,223,120	8.6
Consumer Staples	69,357,378	6.1
Materials	63,172,276	5.5
Communication Services	38,982,977	3.4
Energy	31,056,884	2.7
Utilities	25,319,613	2.2
Investment Companies	21,648,922	1.9
Real Estate	12,479,744	1.1
Cash and Other	99,148,228	8.6

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

78,097

Security Description	Shares at March 31, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF	78,097	1,376,805	52,394	—	—	110,577	1,539,776	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	764	6/2025	EUR	42,867,014	(1,266,203)
FTSE 100 Index	243	6/2025	GBP	26,969,880	(193,648)
SPI 200 Index	87	6/2025	AUD	10,705,227	(9,457)
TOPIX Index	150	6/2025	JPY	26,621,775	167,027

					(1,302,281)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,767,672	USD	3,008,319	BNP Paribas	6/20/2025	(27,270)
EUR	4,061,473	USD	4,459,353	BNP Paribas	6/20/2025	(47,931)
GBP	2,021,818	USD	2,621,334	BNP Paribas	6/20/2025	(9,842)
JPY	61,728,971	USD	420,829	BNP Paribas	6/20/2025	(5,587)

Net unrealized depreciation						(90,630)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,391,333	$40,275,966	$—	$41,667,299
Austria	—	4,729,532	—	4,729,532
Belgium	—	6,203,345	—	6,203,345
Brazil	3,385,272	166,437	—	3,551,709
Canada	12,932,603	—	—	12,932,603
Chile	739,137	294,541	—	1,033,678
China	2,718,578	14,067,681	—	16,786,259
Colombia	2,479,258	—	—	2,479,258
Denmark	—	16,240,698	—	16,240,698
Finland	—	7,129,781	—	7,129,781
France	—	88,586,910	—	88,586,910
Germany	—	98,166,602	—	98,166,602
Hong Kong	1,207,656	14,656,749	—	15,864,405
India	4,142,889	4,150,378	—	8,293,267
Ireland	675,752	4,808,309	—	5,484,061
Israel	4,549,172	2,887,528	—	7,436,700
Italy	—	25,250,156	—	25,250,156
Japan	—	167,173,446	—	167,173,446
Jordan	—	147,835	—	147,835
Luxembourg	—	2,265,628	—	2,265,628
Macau	—	945,263	—	945,263
Mexico	2,467,018	—	—	2,467,018
Netherlands	—	32,983,429	—	32,983,429
New Zealand	—	1,572,741	—	1,572,741
Norway	1,812,222	7,581,199	—	9,393,421
Peru	1,155,495	—	—	1,155,495
Poland	—	106,358	—	106,358
Portugal	—	1,522,030	—	1,522,030
Singapore	1,926,953	12,764,105	—	14,691,058
South Africa	—	2,703,667	—	2,703,667
South Korea	—	4,182,695	—	4,182,695
Spain	—	26,366,022	—	26,366,022
Sweden	—	20,643,214	—	20,643,214
Switzerland	—	40,100,632	—	40,100,632
Taiwan	1,084,478	15,688,362	—	16,772,840
Thailand	—	441,298	—	441,298
United Kingdom	2,077,502	110,489,400	—	112,566,902
United States	13,633,358	89,892,861	—	103,526,219
Exchange Traded Funds	105,900,817	—	—	105,900,817
Futures	167,027	—	—	167,027
Short-Term Investments
Investment Companies	21,648,922	—	—	21,648,922

Total Assets	$186,095,442	$865,184,798	$—	$1,051,280,240

Liabilities:
Forward Currency Contracts	$—	$(90,630)	$—	$(90,630)
Futures	(1,469,308)	—	—	(1,469,308)

Total Liabilities	$(1,469,308)	$(90,630)	$—	$(1,559,938)

Total	$184,626,134	$865,094,168	$—	$1,049,720,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,033,899
Aggregate gross unrealized depreciation	(50,844,833)

Net unrealized appreciation	$375,189,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$674,531,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.1%)
AGL Energy Ltd.	65,154	$428,285
ALS Ltd.	52,177	502,409
Amotiv Ltd.(x)	15,009	83,374
AMP Ltd.	270,937	209,079
Ampol Ltd.	25,644	375,274
Ansell Ltd.	15,705	332,081
ANZ Group Holdings Ltd.	320,181	5,819,894
APA Group	139,349	687,871
ARB Corp. Ltd.(x)	8,396	168,142
Arena REIT (REIT)	43,437	93,639
Aristocrat Leisure Ltd.	67,308	2,697,982
ASX Ltd.	20,864	849,222
Atlas Arteria Ltd.	113,970	345,389
AUB Group Ltd.(x)	12,546	241,766
Aurizon Holdings Ltd.	190,816	369,617
AVZ Minerals Ltd.(r)(x)*	316,830	—
Bank of Queensland Ltd.	71,180	299,774
Bapcor Ltd.	36,524	103,156
Beach Energy Ltd.	171,845	154,086
Bega Cheese Ltd.	29,207	96,725
Bellevue Gold Ltd.(r)*	137,383	98,291
Bendigo & Adelaide Bank Ltd.(x)	61,154	406,194
BHP Group Ltd.	546,001	13,032,645
BlueScope Steel Ltd.	47,199	627,596
Boss Energy Ltd.*	44,087	68,318
Brambles Ltd.	148,806	1,862,418
Breville Group Ltd.(x)	10,843	212,065
Brickworks Ltd.	9,381	142,381
BWP Trust (REIT)	59,889	129,105
Capricorn Metals Ltd.*	44,374	224,035
CAR Group Ltd.	40,643	799,713
Centuria Capital Group (REIT)(x)	89,326	88,746
Centuria Industrial REIT (REIT)(x)	58,193	104,722
Challenger Ltd.	55,800	210,246
Champion Iron Ltd.(x)	41,826	127,016
Charter Hall Group (REIT)	50,899	514,593
Charter Hall Long Wale REIT (REIT)	71,474	164,797
Charter Hall Retail REIT (REIT)	55,666	124,523
Clarity Pharmaceuticals Ltd.(x)*	30,428	40,117
Cleanaway Waste Management Ltd.	240,080	390,036
Cochlear Ltd.	7,041	1,154,007
Codan Ltd.	12,699	123,706
Coles Group Ltd.	144,227	1,760,048
Commonwealth Bank of Australia	180,080	16,983,095
Computershare Ltd.	59,864	1,463,698
Corporate Travel Management Ltd.(x)	13,857	120,440
Credit Corp. Group Ltd.(x)	7,325	63,209
Data#3 Ltd.	16,670	75,518
De Grey Mining Ltd.*	214,068	284,910
Deep Yellow Ltd.(x)*	104,624	69,297
Deterra Royalties Ltd.(x)	45,524	102,404
Dexus (REIT)	115,741	512,031
DigiCo Infrastructure REIT (REIT)*	41,955	78,647
Domino’s Pizza Enterprises Ltd.(x)	7,465	119,271
Downer EDI Ltd.	72,268	244,749
Eagers Automotive Ltd.(x)	18,329	171,679
Elders Ltd.	20,467	85,813
Emerald Resources NL*	62,220	143,849
Endeavour Group Ltd.(x)	163,817	393,066
Evolution Mining Ltd.	214,072	951,054
EVT Ltd.(x)	11,368	94,545
Flight Centre Travel Group Ltd.(x)	20,785	179,617
Fortescue Ltd.	182,229	1,750,117
Genesis Minerals Ltd.*	121,457	281,561
Glencore plc	1,986,949	7,194,296
Gold Road Resources Ltd.	116,651	210,650
Goodman Group (REIT)	218,554	3,882,499
GPT Group (The) (REIT)	206,134	561,580
GrainCorp Ltd., Class A	23,869	101,568
Guzman y Gomez Ltd.(x)*	5,024	101,147
Harvey Norman Holdings Ltd.	67,041	209,453
Healius Ltd.(x)*	78,139	68,111
Helia Group Ltd.	29,321	73,102
HMC Capital Ltd. (REIT)	32,393	126,100
HomeCo Daily Needs REIT (REIT)(m)	196,121	144,605
HUB24 Ltd.	8,735	372,349
IDP Education Ltd.(x)	29,952	176,113
IGO Ltd.	72,525	179,456
Iluka Resources Ltd.	46,084	111,727
Imdex Ltd.	55,079	101,872
Incitec Pivot Ltd.	182,520	290,821
Ingenia Communities Group (REIT)	40,351	136,656
Inghams Group Ltd.	39,996	78,223
Insignia Financial Ltd.*	72,176	189,417
Insurance Australia Group Ltd.	254,526	1,226,203
IPH Ltd.	26,492	75,153
IRESS Ltd.	20,100	101,732
JB Hi-Fi Ltd.(x)	11,765	682,427
Judo Capital Holdings Ltd.*	120,243	137,495
Lendlease Corp. Ltd.(x)	70,543	260,065
Lifestyle Communities Ltd.(x)	12,314	59,862
Liontown Resources Ltd.(x)*	177,628	69,369
Lottery Corp. Ltd. (The)	239,517	712,392
Lovisa Holdings Ltd.	7,268	108,994
Lynas Rare Earths Ltd.*	93,543	403,892
Macquarie Group Ltd.	38,143	4,686,650
Macquarie Technology Group Ltd.*	1,636	64,259
Magellan Financial Group Ltd.(x)	17,732	84,872
Medibank Pvt Ltd.	296,356	822,191
Megaport Ltd.*	17,266	103,895
Mesoblast Ltd.*	105,275	128,931
Metcash Ltd.	118,218	233,424
Mineral Resources Ltd.(x)*	18,821	281,894
Mirvac Group (REIT)	424,611	554,515
Monadelphous Group Ltd.	10,626	101,786
National Australia Bank Ltd.	330,414	7,023,742
National Storage REIT (REIT)	148,695	206,265
Netwealth Group Ltd.	13,434	214,389
Neuren Pharmaceuticals Ltd.*	13,996	104,333
New Hope Corp. Ltd.	55,489	128,634
NEXTDC Ltd.*	69,007	487,676
nib holdings Ltd.	52,313	223,911
Nine Entertainment Co. Holdings Ltd.(x)	143,340	134,797
Northern Star Resources Ltd.	123,148	1,409,706
NRW Holdings Ltd.	49,198	84,539
Nufarm Ltd.	41,213	101,720
Nuix Ltd.*	24,913	47,790
Orica Ltd.	52,445	556,767
Origin Energy Ltd.	185,384	1,219,766
Orora Ltd.	144,573	169,832
Paladin Energy Ltd.(x)*	41,639	132,953
Perpetual Ltd.	12,322	149,060
Perseus Mining Ltd.	147,660	307,244
PEXA Group Ltd.*	13,950	97,278
Pilbara Minerals Ltd.(x)*	325,502	342,712
Pinnacle Investment Management Group Ltd.	19,754	216,748
PolyNovo Ltd.(x)*	74,341	53,187
Premier Investments Ltd.(x)	10,839	134,981
Pro Medicus Ltd.	5,847	729,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Qantas Airways Ltd.	162,834	$920,809
QBE Insurance Group Ltd.	161,996	2,216,788
Qube Holdings Ltd.	190,341	467,413
Ramelius Resources Ltd.	124,308	184,087
Ramsay Health Care Ltd.	20,069	427,994
REA Group Ltd.(x)	5,545	760,695
Reece Ltd.(x)	25,720	251,995
Region RE Ltd. (REIT)	125,134	161,853
Regis Resources Ltd.*	81,296	199,127
Rio Tinto Ltd.	39,946	2,882,660
Rio Tinto plc	174,752	10,353,377
Sandfire Resources Ltd.*	49,361	319,536
Santos Ltd.	349,490	1,454,403
Scentre Group (REIT)	559,756	1,175,205
SEEK Ltd.	38,397	513,437
SGH Ltd.	21,460	665,771
Sigma Healthcare Ltd.(x)	620,998	1,117,528
SiteMinder Ltd.(x)*	26,486	72,323
SmartGroup Corp. Ltd.	14,407	66,256
Sonic Healthcare Ltd.	51,696	832,106
South32 Ltd.	486,116	978,074
Spartan Resources Ltd.*	99,164	117,419
Stanmore Resources Ltd.	34,919	46,257
Star Entertainment Group Ltd. (The)(r)(x)*	257,021	17,666
Steadfast Group Ltd.	119,047	429,954
Stockland (REIT)	256,882	786,512
Suncorp Group Ltd.	116,527	1,400,173
Super Retail Group Ltd.	17,011	137,225
Tabcorp Holdings Ltd.	245,874	90,644
Technology One Ltd.	32,410	563,799
Telix Pharmaceuticals Ltd.*	31,175	516,602
Telstra Group Ltd.	1,243,364	3,270,816
Temple & Webster Group Ltd.*	10,250	105,934
TPG Telecom Ltd.(x)	46,019	138,024
Transurban Group	334,022	2,794,676
Treasury Wine Estates Ltd.	87,317	531,960
Vault Minerals Ltd.*	732,010	203,541
Ventia Services Group Pty. Ltd.	92,058	231,240
Vicinity Ltd. (REIT)	416,387	572,395
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	121,848	129,813
Washington H Soul Pattinson & Co. Ltd.(x)	26,909	583,281
Waypoint REIT Ltd. (REIT)	73,556	108,929
WEB Travel Group Ltd.*	40,779	116,192
Wesfarmers Ltd.	122,138	5,495,654
West African Resources Ltd.*	122,651	177,801
Westgold Resources Ltd.	101,487	182,633
Westpac Banking Corp.	369,155	7,282,141
Whitehaven Coal Ltd.	90,026	307,703
WiseTech Global Ltd.	20,156	1,023,049
Woodside Energy Group Ltd.	204,323	2,951,759
Woolworths Group Ltd.	131,455	2,427,227
Worley Ltd.	52,951	477,437
Yancoal Australia Ltd.(x)	42,627	134,776
Zip Co. Ltd.*	140,494	141,338

		159,435,368

Austria (0.1%)
Mondi plc	72,142	1,069,349

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	180,869	11,132,052

Brazil (0.0%)†
Karoon Energy Ltd.(x)	81,852	80,554

Canada (0.0%)†
Capstone Copper Corp. (CRDI)*	18,536	98,565

Chile (0.1%)
Antofagasta plc	56,564	1,219,115

China (0.6%)
Prosus NV	233,613	10,754,689

Finland (0.7%)
Nokia OYJ	930,897	4,871,842
Nordea Bank Abp	584,552	7,439,535

		12,311,377

France (12.7%)
Air Liquide SA	101,937	19,304,715
Airbus SE	103,730	18,257,934
AXA SA	327,805	13,965,548
BNP Paribas SA	188,199	15,651,153
Cie de Saint-Gobain SA	87,974	8,723,080
Danone SA	113,552	8,698,003
EssilorLuxottica SA	54,633	15,678,416
Hermes International SCA	6,193	16,145,240
Kering SA	12,545	2,589,812
L’Oreal SA	42,480	15,748,343
LVMH Moet Hennessy Louis Vuitton SE	44,947	27,785,301
Pernod Ricard SA	34,696	3,423,782
Safran SA	66,031	17,278,635
TotalEnergies SE	400,172	25,815,239
Vinci SA	102,669	12,911,160

		221,976,361

Germany (11.5%)
adidas AG	31,731	7,435,135
Allianz SE (Registered)	68,074	25,917,523
BASF SE	157,336	7,807,998
Bayer AG (Registered)	173,184	4,132,913
Bayerische Motoren Werke AG	52,576	4,188,740
Deutsche Boerse AG	33,194	9,766,396
Deutsche Post AG	175,598	7,496,230
Deutsche Telekom AG (Registered)	634,393	23,473,864
Infineon Technologies AG	230,211	7,566,141
Mercedes-Benz Group AG	126,900	7,435,788
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	23,580	14,849,484
SAP SE	179,878	47,536,309
Siemens AG (Registered)	132,565	30,374,283
Volkswagen AG (Preference)(q)	36,350	3,677,400

		201,658,204

Hong Kong (0.3%)
Prudential plc	432,327	4,613,983

Indonesia (0.0%)†
Nickel Industries Ltd.	226,196	84,096

Italy (3.2%)
Coca-Cola HBC AG	33,445	1,513,818
Enel SpA	1,369,425	11,101,252
Eni SpA	355,677	5,498,918
Ferrari NV	20,357	8,633,116
Intesa Sanpaolo SpA	2,577,628	13,194,554
UniCredit SpA	274,590	15,299,987

		55,241,645

Ivory Coast (0.0%)†
Endeavour Mining plc	32,710	768,585

Japan (24.0%)
77 Bank Ltd. (The)	5,460	173,021
ABC-Mart, Inc.	11,100	206,030
Acom Co. Ltd.	36,258	92,295
ADEKA Corp.	5,816	104,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	52,869	$2,281,273
Aeon Co. Ltd.	65,639	1,641,084
Aeon Delight Co. Ltd.	2,300	82,652
AEON Financial Service Co. Ltd.	10,296	90,577
Aeon Hokkaido Corp.(x)	6,749	38,202
Aeon Mall Co. Ltd.	9,610	150,054
AGC, Inc.	16,996	515,013
Ai Holdings Corp.	4,238	58,630
Aica Kogyo Co. Ltd.	4,388	96,455
Aichi Financial Group, Inc.	5,726	109,030
Aichi Steel Corp.	2,010	93,940
Aiful Corp.	20,636	47,604
Ain Holdings, Inc.	2,727	91,615
Air Water, Inc.	14,881	187,315
Airtrip Corp.(x)	8,559	55,694
Aisan Industry Co. Ltd.	7,700	107,602
Aisin Corp.	40,680	440,187
Ajinomoto Co., Inc.	76,430	1,507,555
Alfresa Holdings Corp.	21,104	297,094
Alpen Co. Ltd.	4,000	63,738
Alpha Systems, Inc.	3,196	69,251
Alps Alpine Co. Ltd.	16,017	162,423
Amada Co. Ltd.	27,419	264,611
Amano Corp.	5,299	140,680
Amvis Holdings, Inc.	4,377	13,424
ANA Holdings, Inc.	45,238	832,284
Anritsu Corp.	11,754	105,323
Aozora Bank Ltd.	10,221	140,276
Appier Group, Inc.	8,814	78,920
Arclands Corp.	3,733	41,190
ARE Holdings, Inc.	5,730	75,679
Argo Graphics, Inc.	3,309	114,499
Ariake Japan Co. Ltd.	1,540	63,452
Artience Co. Ltd.	1,695	34,863
As One Corp.	5,908	91,285
Asahi Group Holdings Ltd.	125,655	1,601,789
Asahi Intecc Co. Ltd.	21,990	352,523
Asahi Kasei Corp.	115,868	808,813
Asics Corp.	60,744	1,273,684
ASKUL Corp.	4,548	46,211
Astellas Pharma, Inc.	149,430	1,441,099
Autobacs Seven Co. Ltd.	5,122	51,531
Awa Bank Ltd. (The)	2,224	42,407
Axial Retailing, Inc.	8,516	54,790
Azbil Corp.	47,328	363,345
AZ-COM MARUWA Holdings, Inc.	4,260	35,020
Bandai Namco Holdings, Inc.	47,836	1,595,915
Base Co. Ltd.	2,953	59,753
BayCurrent, Inc.	13,549	584,452
Bic Camera, Inc.(x)	10,045	104,810
BIPROGY, Inc.	5,369	164,052
BML, Inc.	2,892	58,229
Bridgestone Corp.	50,963	2,036,957
Brother Industries Ltd.	22,856	410,521
Bunka Shutter Co. Ltd.	6,786	84,966
Calbee, Inc.	7,612	141,770
Canon Electronics, Inc.	2,833	46,993
Canon Marketing Japan, Inc.	3,480	118,351
Canon, Inc.	83,165	2,575,515
Capcom Co. Ltd.	34,230	836,181
Casio Computer Co. Ltd.	13,340	108,639
Central Glass Co. Ltd.	3,878	83,900
Central Japan Railway Co.	67,460	1,283,624
Change Holdings, Inc.	12,222	102,020
Chiba Bank Ltd. (The)	45,706	426,313
Chofu Seisakusho Co. Ltd.	3,200	39,277
Chubu Electric Power Co., Inc.	61,364	664,003
Chudenko Corp.	4,078	89,586
Chugai Pharmaceutical Co. Ltd.	51,909	2,353,019
Chugin Financial Group, Inc.	13,443	149,675
Chugoku Electric Power Co., Inc. (The)	24,265	139,129
Citizen Watch Co. Ltd.	16,406	97,568
CKD Corp.	4,836	65,129
Cleanup Corp.	10,500	45,853
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	232,149
Colowide Co. Ltd.	5,764	65,964
COMSYS Holdings Corp.	10,500	222,265
Comture Corp.	3,705	40,708
Concordia Financial Group Ltd.	96,536	631,516
Cosel Co. Ltd.	4,700	33,059
Cosmo Energy Holdings Co. Ltd.	5,287	225,770
Cosmos Pharmaceutical Corp.	3,986	199,792
Create Restaurants Holdings, Inc.	11,134	96,872
Create SD Holdings Co. Ltd.	2,762	53,550
Credit Saison Co. Ltd.	13,432	315,763
Curves Holdings Co. Ltd.	10,714	46,145
CyberAgent, Inc.	39,456	297,123
Cybozu, Inc.	27	503
Dai Nippon Printing Co. Ltd.	40,046	565,888
Daicel Corp.	22,828	197,475
Daido Steel Co. Ltd.	1,822	14,455
Daiei Kankyo Co. Ltd.	5,958	113,130
Daifuku Co. Ltd.	27,252	661,723
Daihen Corp.	2,153	90,863
Daiho Corp.	7,140	33,608
Dai-ichi Life Holdings, Inc.	310,384	2,344,590
Daiichi Sankyo Co. Ltd.	158,788	3,716,946
Daiki Aluminium Industry Co. Ltd.	6,333	41,969
Daikin Industries Ltd.	22,066	2,374,460
Daio Paper Corp.	8,061	44,231
Daiseki Co. Ltd.	2,316	57,595
Daito Trust Construction Co. Ltd.	5,449	556,380
Daiwa House Industry Co. Ltd.	49,646	1,634,455
Daiwa Securities Group, Inc.	121,877	807,530
Daiwabo Holdings Co. Ltd.	8,725	147,084
DCM Holdings Co. Ltd.	10,117	93,825
DeNA Co. Ltd.*	8,681	203,149
Denka Co. Ltd.	5,919	84,351
Denso Corp.	165,887	2,039,440
Dentsu Group, Inc.(x)	18,243	400,156
Dentsu Soken, Inc.	2,820	114,312
Dexerials Corp.	16,359	198,012
DIC Corp.	8,900	180,504
Digital Arts, Inc.	1,151	51,261
Digital Garage, Inc.	3,387	104,101
dip Corp.	2,786	41,496
Disco Corp.	8,440	1,682,204
DMG Mori Co. Ltd.	11,229	216,547
Doutor Nichires Holdings Co. Ltd.	5,044	81,483
Dowa Holdings Co. Ltd.	5,600	172,828
DTS Corp.	4,573	121,802
Duskin Co. Ltd.	4,370	106,023
DyDo Group Holdings, Inc.(x)	4,246	81,047
Earth Corp.	1,236	42,686
East Japan Railway Co.	93,621	1,842,584
Ebara Corp.	35,025	524,943
EDION Corp.	43	538
Eiken Chemical Co. Ltd.	478	7,221
Eisai Co. Ltd.	21,105	583,240
Eizo Corp.	5,266	73,167
Elan Corp.(x)	9,238	44,469
Elecom Co. Ltd.	4,016	44,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co. Ltd.	14,178	$239,341
ENEOS Holdings, Inc.	285,393	1,488,519
en-Japan, Inc.	2,579	28,251
Exedy Corp.	3,400	99,513
EXEO Group, Inc.	19,600	219,535
Ezaki Glico Co. Ltd.	4,571	140,949
FANUC Corp.	81,180	2,197,418
Fast Retailing Co. Ltd.	10,055	2,953,686
Financial Partners Group Co. Ltd.(x)	5,886	90,219
Food & Life Cos. Ltd.	9,290	275,684
FP Corp.	3,160	59,433
Fudo Tetra Corp.	6,411	95,103
Fuji Co. Ltd.	3,941	57,017
Fuji Corp.	5,877	81,990
Fuji Electric Co. Ltd.	9,979	418,880
Fuji Kyuko Co. Ltd.	2,194	32,854
Fuji Media Holdings, Inc.	20,394	346,993
Fuji Oil Co. Ltd.	4,030	82,271
Fuji Seal International, Inc.	4,473	77,955
Fuji Soft, Inc.	4,651	304,506
FUJIFILM Holdings Corp.	101,443	1,923,826
Fujikura Ltd.	18,448	663,926
Fujimi, Inc.	6,846	86,357
Fujitec Co. Ltd.	5,445	214,438
Fujitsu General Ltd.	4,465	82,400
Fujitsu Ltd.	157,860	3,105,839
Fukui Computer Holdings, Inc.	1,895	42,830
Fukuoka Financial Group, Inc.	16,400	429,818
Fukuyama Transporting Co. Ltd.	2,128	51,288
FULLCAST Holdings Co. Ltd.	4,492	47,139
Funai Soken Holdings, Inc.	3,831	58,797
Furukawa Electric Co. Ltd.	5,789	190,278
Fuso Chemical Co. Ltd.	1,687	38,691
Futaba Industrial Co. Ltd.	9,500	49,277
Future Corp.	8,216	95,038
Fuyo General Lease Co. Ltd.	5,955	153,212
G-7 Holdings, Inc.	5,406	47,648
Galilei Co. Ltd.	4,744	87,137
Genky DrugStores Co. Ltd.	3,812	72,306
Geo Holdings Corp.	6,023	72,843
Giken Ltd.	5,478	51,424
GLOBERIDE, Inc.	2,998	38,377
Glory Ltd.	4,557	79,783
GMO GlobalSign Holdings KK	3,313	49,257
GMO Payment Gateway, Inc.	3,903	206,196
Goldwin, Inc.	2,916	160,566
GREE Holdings, Inc.	19,104	74,893
GS Yuasa Corp.	5,471	86,903
GungHo Online Entertainment, Inc.	4,739	92,274
Gunma Bank Ltd. (The)	29,571	242,794
Gunze Ltd.	4,484	78,744
H2O Retailing Corp.	14,548	219,301
Hachijuni Bank Ltd. (The)	43,000	302,740
Hakuhodo DY Holdings, Inc.	27,115	195,603
Hamamatsu Photonics KK(x)	26,724	259,507
Hankyu Hanshin Holdings, Inc.	22,548	605,078
Hanwa Co. Ltd.	3,585	116,879
Haseko Corp.	16,475	215,837
Hazama Ando Corp.	13,771	125,416
Heiwa Corp.	4,550	71,106
Heiwa Real Estate Co. Ltd.	3,878	121,519
Heiwado Co. Ltd.	2,453	41,540
Hikari Tsushin, Inc.	1,831	470,598
Hino Motors Ltd.*	22,963	64,193
Hioki EE Corp.	1,430	67,214
Hirogin Holdings, Inc.	22,190	179,233
Hirose Electric Co. Ltd.	2,789	320,756
HIS Co. Ltd.*	3,292	31,342
Hisamitsu Pharmaceutical Co., Inc.	3,740	100,912
Hitachi Construction Machinery Co. Ltd.	6,567	172,811
Hitachi Ltd.	429,181	9,894,712
Hokkaido Electric Power Co., Inc.	22,712	115,263
Hokkaido Gas Co. Ltd.	8,550	28,844
Hokkoku Financial Holdings, Inc.	1,084	42,423
Hokuetsu Corp.	10,903	88,829
Hokuhoku Financial Group, Inc.	10,686	182,957
Hokuriku Electric Power Co.	17,392	96,718
Honda Motor Co. Ltd.	398,459	3,566,446
Horiba Ltd.	3,816	253,069
Hoshizaki Corp.	11,077	426,271
Hosiden Corp.	6,570	87,036
House Foods Group, Inc.	5,762	104,626
Hoya Corp.	32,960	3,687,371
Hulic Co. Ltd.	40,493	387,949
Hyakugo Bank Ltd. (The)	17,673	86,603
Hyakujushi Bank Ltd. (The)	2,900	67,188
Ibiden Co. Ltd.	10,054	267,387
Ichibanya Co. Ltd.	6,340	39,184
Ichigo, Inc.	44,705	115,049
Idec Corp.	3,977	64,750
Idemitsu Kosan Co. Ltd.	78,352	550,068
IDOM, Inc.	10,714	85,289
IHI Corp.	12,915	888,611
Iida Group Holdings Co. Ltd.	15,482	235,394
Iino Kaiun Kaisha Ltd.	12,669	84,212
Inaba Denki Sangyo Co. Ltd.	6,062	153,581
Inabata & Co. Ltd.	2,307	48,758
Infomart Corp.	19,428	45,724
INFRONEER Holdings, Inc.	20,727	166,863
Inpex Corp.	72,014	987,858
Insource Co. Ltd.	9,158	48,785
Internet Initiative Japan, Inc.	9,252	160,317
IR Japan Holdings Ltd.	6,362	29,988
Iriso Electronics Co. Ltd.	1,764	30,531
Isetan Mitsukoshi Holdings Ltd.	29,788	424,904
Isuzu Motors Ltd.	53,195	715,166
Ito En Ltd.	6,216	132,492
ITOCHU Corp.	119,311	5,489,467
Itoham Yonekyu Holdings, Inc.	2,537	70,787
Iwatani Corp.	15,176	151,214
Iyogin Holdings, Inc.	24,000	281,299
Izumi Co. Ltd.	3,455	72,882
J Front Retailing Co. Ltd.	22,829	280,207
JAC Recruitment Co. Ltd.	16,260	87,485
Jaccs Co. Ltd.	1,844	48,009
JAFCO Group Co. Ltd.	5,476	75,665
Japan Airlines Co. Ltd.	40,833	695,977
Japan Airport Terminal Co. Ltd.	6,373	174,717
Japan Aviation Electronics Industry Ltd.	3,585	62,359
Japan Cash Machine Co. Ltd.	6,102	41,008
Japan Elevator Service Holdings Co. Ltd.	4,050	73,877
Japan Exchange Group, Inc.	98,295	1,001,037
Japan Lifeline Co. Ltd.	7,771	79,166
Japan Material Co. Ltd.	5,450	44,112
Japan Petroleum Exploration Co. Ltd.	14,050	108,942
Japan Post Bank Co. Ltd.	136,167	1,367,208
Japan Post Holdings Co. Ltd.	193,147	1,922,585
Japan Post Insurance Co. Ltd.	19,609	396,913
Japan Pulp & Paper Co. Ltd.	25,430	102,235
Japan Securities Finance Co. Ltd.	6,741	80,268
Japan Steel Works Ltd. (The)	5,779	201,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	103,866	$2,848,888
Japan Wool Textile Co. Ltd. (The)	5,449	56,419
JCU Corp.	1,541	33,185
Jeol Ltd.	3,266	99,729
JFE Holdings, Inc.	52,149	636,086
JGC Holdings Corp.	18,595	145,856
JMDC, Inc.*	2,736	50,346
Joyful Honda Co. Ltd.	6,398	85,440
JTEKT Corp.	17,798	133,791
Juroku Financial Group, Inc.	3,200	103,047
JVCKenwood Corp.	19,300	161,745
Kadokawa Corp.	9,702	229,888
Kagome Co. Ltd.	8,701	170,406
Kajima Corp.	40,971	832,586
Kakaku.com, Inc.	13,130	186,765
Kaken Pharmaceutical Co. Ltd.	2,834	84,667
Kameda Seika Co. Ltd.	1,676	43,635
Kamigumi Co. Ltd.	8,622	200,848
Kanadevia Corp.	13,019	79,421
Kanamoto Co. Ltd.	2,948	63,681
Kandenko Co. Ltd.	10,349	184,845
Kanematsu Corp.	8,108	136,115
Kansai Electric Power Co., Inc. (The)	81,338	961,208
Kansai Paint Co. Ltd.	18,311	260,644
Kao Corp.	41,450	1,788,825
Kappa Create Co. Ltd.*	4,080	38,926
Kasumigaseki Capital Co. Ltd.(x)	1,085	92,303
Katitas Co. Ltd.	5,812	76,569
Kato Sangyo Co. Ltd.	2,563	84,243
Kawasaki Heavy Industries Ltd.	14,020	834,526
Kawasaki Kisen Kaisha Ltd.	42,996	580,055
KDDI Corp.	246,890	3,883,839
KeePer Technical Laboratory Co. Ltd.(x)	2,208	55,572
Keihan Holdings Co. Ltd.	8,105	175,944
Keihanshin Building Co. Ltd.	3,858	34,982
Keikyu Corp.	24,606	248,209
Keio Corp.	8,634	219,146
Keisei Electric Railway Co. Ltd.	32,853	295,149
Keiyo Bank Ltd. (The)	17,682	105,745
Kewpie Corp.	9,180	178,716
Key Coffee, Inc.	4,000	54,457
Keyence Corp.	16,783	6,543,568
KH Neochem Co. Ltd.	3,353	56,289
Kikkoman Corp.	60,880	584,893
Kinden Corp.	15,000	335,022
Kintetsu Department Store Co. Ltd.	2,816	41,210
Kintetsu Group Holdings Co. Ltd.	17,144	364,620
Kirin Holdings Co. Ltd.	70,527	976,864
Kissei Pharmaceutical Co. Ltd.	3,193	81,853
Ki-Star Real Estate Co. Ltd.	2,056	62,095
Kitz Corp.	6,541	50,762
Koa Corp.	13,134	81,874
Kobayashi Pharmaceutical Co. Ltd.	4,615	174,489
Kobe Bussan Co. Ltd.	14,292	335,789
Kobe Steel Ltd.	33,016	380,810
Koei Tecmo Holdings Co. Ltd.	11,028	144,587
Kohnan Shoji Co. Ltd.	2,315	57,724
Koito Manufacturing Co. Ltd.	19,178	234,946
Kokusai Electric Corp.	11,847	191,381
Kokuyo Co. Ltd.	7,982	151,881
Komatsu Ltd.	85,527	2,455,359
KOMEDA Holdings Co. Ltd.	4,896	93,455
Komeri Co. Ltd.	3,475	68,578
Komori Corp.	7,900	64,205
Konami Group Corp.	6,302	738,644
Konica Minolta, Inc.*	43,791	146,885
Konoike Transport Co. Ltd.	6,036	108,011
Kosaido Holdings Co. Ltd.	14,890	51,721
Kose Corp.	3,360	139,337
Koshidaka Holdings Co. Ltd.	10,956	77,062
Kotobuki Spirits Co. Ltd.	8,160	132,201
K’s Holdings Corp.	17,800	161,575
Kubota Corp.	90,523	1,105,058
Kumagai Gumi Co. Ltd.	3,271	87,887
Kumiai Chemical Industry Co. Ltd.	9,350	51,615
Kura Sushi, Inc.(x)	3,446	72,371
Kuraray Co. Ltd.	28,183	344,325
Kureha Corp.	3,963	72,871
Kurita Water Industries Ltd.	9,006	275,602
Kusuri no Aoki Holdings Co. Ltd.	4,806	108,943
KYB Corp.	3,846	75,361
Kyocera Corp.	104,876	1,171,543
Kyoei Steel Ltd.	7,738	97,041
Kyoritsu Maintenance Co. Ltd.	5,340	110,795
Kyoto Financial Group, Inc.	21,664	328,665
Kyowa Kirin Co. Ltd.	20,521	297,301
Kyudenko Corp.	3,588	115,063
Kyushu Electric Power Co., Inc.	39,593	344,614
Kyushu Financial Group, Inc.	34,349	168,527
Kyushu Railway Co.	11,748	285,887
Lasertec Corp.	6,467	546,713
Leopalace21 Corp.	15,452	60,164
Life Corp.	6,084	78,408
Link And Motivation, Inc.	10,606	36,911
Lintec Corp.	4,900	90,035
Lion Corp.	21,636	255,682
LITALICO, Inc.	3,942	29,199
Lixil Corp.	29,006	334,075
LY Corp.	255,834	863,583
M&A Capital Partners Co. Ltd.(x)	5,986	111,547
M&A Research Institute Holdings, Inc.(x)*	8,895	67,606
M3, Inc.*	33,824	383,815
Mabuchi Motor Co. Ltd.	9,052	138,263
Macnica Holdings, Inc.	13,743	176,518
Maeda Kosen Co. Ltd.	6,346	80,642
Makino Milling Machine Co. Ltd.	2,098	163,235
Makita Corp.	22,583	741,525
Mandom Corp.	4,260	37,490
Mani, Inc.	8,732	76,119
Marubeni Corp.	149,832	2,376,993
Maruha Nichiro Corp.	3,726	81,009
Marui Group Co. Ltd.	15,023	270,382
Maruichi Steel Tube Ltd.	7,800	173,068
MARUKA FURUSATO Corp.	3,674	58,396
Maruwa Co. Ltd.	889	179,708
Marvelous, Inc.	10,228	32,050
Matsuda Sangyo Co. Ltd.	4,000	92,673
Matsui Securities Co. Ltd.	14,747	74,920
MatsukiyoCocokara & Co.	34,299	535,214
Matsuya Co. Ltd.	7,173	50,884
Max Co. Ltd.	4,510	127,641
Maxell Ltd.	5,700	69,279
Mazda Motor Corp.	57,715	362,551
Mebuki Financial Group, Inc.	77,629	375,594
Media Do Co. Ltd.(x)	9,544	105,500
Medipal Holdings Corp.	17,687	275,346
Medley, Inc.*	1,414	28,565
MedPeer, Inc.	9,655	28,967
Megachips Corp.	3,355	98,084
Megmilk Snow Brand Co. Ltd.	320	5,472
Meidensha Corp.	4,400	126,582
Meiji Holdings Co. Ltd.	21,858	473,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MEITEC Group Holdings, Inc.	5,817	$113,090
Melco Holdings, Inc.	2,177	32,077
Menicon Co. Ltd.	890	7,393
Mercari, Inc.*	10,481	164,563
METAWATER Co. Ltd.	3,652	46,749
Micronics Japan Co. Ltd.(x)	3,035	70,417
Milbon Co. Ltd.	2,308	45,948
Minebea Mitsumi, Inc.	30,892	447,655
Mirait One Corp.	7,953	115,485
Miroku Jyoho Service Co. Ltd.	2,998	36,978
MISUMI Group, Inc.	26,577	437,044
Mitani Sekisan Co. Ltd.	1,611	69,170
Mitsubishi Chemical Group Corp.	125,208	615,230
Mitsubishi Corp.	327,601	5,736,676
Mitsubishi Electric Corp.	172,340	3,125,307
Mitsubishi Estate Co. Ltd.	95,702	1,551,752
Mitsubishi Gas Chemical Co., Inc.	14,524	225,185
Mitsubishi HC Capital, Inc.	82,822	556,325
Mitsubishi Heavy Industries Ltd.	296,298	4,989,991
Mitsubishi Logistics Corp.	20,080	129,458
Mitsubishi Materials Corp.	14,300	232,963
Mitsubishi Motors Corp.	75,000	204,464
Mitsubishi Pencil Co. Ltd.	3,972	67,131
Mitsubishi Research Institute, Inc.	2,488	77,880
Mitsubishi Shokuhin Co. Ltd.	2,092	68,413
Mitsubishi UFJ Financial Group, Inc.	1,061,769	14,235,732
Mitsui & Co. Ltd.	260,436	4,860,928
Mitsui Chemicals, Inc.	14,798	329,721
Mitsui Fudosan Co. Ltd.	232,083	2,058,713
Mitsui High-Tec, Inc.	9,160	42,261
Mitsui Mining & Smelting Co. Ltd.	5,900	170,915
Mitsui OSK Lines Ltd.	31,842	1,101,382
Mitsuuroko Group Holdings Co. Ltd.	806	9,624
Miura Co. Ltd.	8,004	157,769
MIXI, Inc.	3,456	76,152
Mizuho Financial Group, Inc.	223,015	6,023,293
Mizuho Leasing Co. Ltd.	9,980	69,399
Mochida Pharmaceutical Co. Ltd.	2,534	53,724
Modec, Inc.	6,780	186,236
Monex Group, Inc.	14,185	66,579
Money Forward, Inc.*	4,020	107,341
Monogatari Corp. (The)	2,978	67,208
MonotaRO Co. Ltd.	23,996	447,555
Morinaga & Co. Ltd.	8,494	141,859
Morinaga Milk Industry Co. Ltd.	7,816	162,323
Morita Holdings Corp.	3,388	46,803
MOS Food Services, Inc.	3,648	89,017
MS&AD Insurance Group Holdings, Inc.	121,081	2,603,415
Murata Manufacturing Co. Ltd.	152,200	2,339,470
Musashi Seimitsu Industry Co. Ltd.	5,616	91,584
Nabtesco Corp.	11,042	170,095
Nachi-Fujikoshi Corp.	2,183	49,703
Nagase & Co. Ltd.	11,432	202,246
Nagawa Co. Ltd.	1,145	45,803
Nagoya Railroad Co. Ltd.	17,631	204,886
Namura Shipbuilding Co. Ltd.	6,921	105,437
Nankai Electric Railway Co. Ltd.	9,800	160,110
Nanto Bank Ltd. (The)	2,711	71,394
NEC Corp.	119,820	2,512,393
Nexon Co. Ltd.	38,447	522,914
Nextage Co. Ltd.	4,194	42,306
NGK Insulators Ltd.	22,442	274,634
NH Foods Ltd.	6,942	231,971
NHK Spring Co. Ltd.	14,535	155,632
Nichias Corp.	4,359	134,121
Nichicon Corp.	10,871	88,713
Nichiha Corp.	3,077	61,052
Nichirei Corp.	19,174	227,227
Nidec Corp.	75,750	1,258,544
Nifco, Inc.	5,877	140,352
Nihon Kohden Corp.	15,936	212,866
Nihon Parkerizing Co. Ltd.	12,170	96,068
Nikkon Holdings Co. Ltd.	10,982	197,103
Nikon Corp.	26,926	266,047
Nintendo Co. Ltd.	105,771	7,129,441
Nippn Corp.	4,887	70,703
Nippon Ceramic Co. Ltd.	1,836	35,131
Nippon Chemi-Con Corp.*	18,314	110,013
Nippon Densetsu Kogyo Co. Ltd.	4,340	60,793
Nippon Electric Glass Co. Ltd.	6,101	141,837
Nippon Express Holdings, Inc.	18,171	329,523
Nippon Gas Co. Ltd.	8,442	125,569
Nippon Kanzai Holdings Co. Ltd.	4,458	78,912
Nippon Kayaku Co. Ltd.	10,745	101,153
Nippon Light Metal Holdings Co. Ltd.	5,252	53,224
Nippon Paint Holdings Co. Ltd.	74,356	555,724
Nippon Paper Industries Co. Ltd.	9,600	64,516
Nippon Parking Development Co. Ltd.	46,787	74,240
Nippon Sanso Holdings Corp.	15,957	480,231
Nippon Sharyo Ltd.	3,791	51,409
Nippon Shinyaku Co. Ltd.	4,816	122,078
Nippon Shokubai Co. Ltd.	9,848	114,376
Nippon Signal Co. Ltd.	8,900	53,107
Nippon Soda Co. Ltd.	1,900	36,774
Nippon Steel Corp.	87,648	1,867,027
Nippon Telegraph & Telephone Corp.	5,004,704	4,828,193
Nippon Television Holdings, Inc.	13,631	277,546
Nippon Yusen KK	34,704	1,138,598
Nipro Corp.	13,900	125,896
Nishimatsu Construction Co. Ltd.	3,295	105,447
Nishimatsuya Chain Co. Ltd.	6,093	81,042
Nishi-Nippon Financial Holdings, Inc.	10,611	147,856
Nishi-Nippon Railroad Co. Ltd.	5,600	80,272
Nissan Chemical Corp.	9,008	266,895
Nissan Motor Co. Ltd.*	236,553	597,257
Nissha Co. Ltd.	6,603	60,091
Nisshin Seifun Group, Inc.	18,778	216,650
Nisshinbo Holdings, Inc.	12,062	73,173
Nissin Foods Holdings Co. Ltd.	21,295	433,453
Nissui Corp.	20,317	122,276
Niterra Co. Ltd.	14,152	426,570
Nitori Holdings Co. Ltd.	6,542	646,829
Nitta Corp.	1,728	43,088
Nitto Boseki Co. Ltd.	2,757	76,466
Nitto Denko Corp.	55,965	1,020,497
Nitto Kogyo Corp.	2,395	49,739
NOF Corp.	19,779	266,375
Nohmi Bosai Ltd.	4,847	103,410
Nojima Corp.	7,218	121,752
NOK Corp.	6,744	98,446
Nomura Co. Ltd.	11,318	68,592
Nomura Holdings, Inc.	281,320	1,703,412
Nomura Micro Science Co. Ltd.	3,627	58,108
Nomura Real Estate Holdings, Inc.	54,100	314,162
Nomura Research Institute Ltd.	37,740	1,216,819
Noritsu Koki Co. Ltd.	3,829	120,622
Noritz Corp.	4,795	56,361
North Pacific Bank Ltd.	27,366	94,328
NPR-RIKEN Corp.	3,200	53,188
NS Solutions Corp.	5,888	150,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NSD Co. Ltd.	5,948	$132,610
NSK Ltd.	30,498	129,727
NTN Corp.	37,117	60,035
NTT Data Group Corp.	44,542	796,316
Nxera Pharma Co. Ltd.*	5,980	36,002
Obara Group, Inc.	1,415	30,896
Obayashi Corp.	56,756	750,743
OBIC Business Consultants Co. Ltd.	2,838	137,160
Obic Co. Ltd.	31,241	897,510
Odakyu Electric Railway Co. Ltd.	28,087	276,769
Ogaki Kyoritsu Bank Ltd. (The)	2,098	33,235
Ohsho Food Service Corp.	2,223	47,649
Oiles Corp.	4,560	68,557
Oji Holdings Corp.	68,133	284,906
Okamoto Industries, Inc.	2,906	98,036
Okamura Corp.	6,912	90,645
Okasan Securities Group, Inc.	21,773	96,243
Oki Electric Industry Co. Ltd.	8,423	55,259
OKUMA Corp.	2,346	53,336
Okumura Corp.	2,739	77,519
Olympus Corp.	97,382	1,264,427
Omron Corp.	15,526	435,999
Ono Pharmaceutical Co. Ltd.	36,152	386,250
Onward Holdings Co. Ltd.	15,000	54,104
Open House Group Co. Ltd.(x)	5,846	217,135
Open Up Group, Inc.	4,768	59,954
Optex Group Co. Ltd.	5,977	69,178
Optorun Co. Ltd.	5,119	52,081
Oracle Corp.	3,300	344,433
Organo Corp.	2,229	94,664
Orient Corp.	6,542	34,457
Oriental Land Co. Ltd.	102,670	2,015,889
ORIX Corp.	101,966	2,096,561
Osaka Gas Co. Ltd.	34,309	773,834
Osaka Organic Chemical Industry Ltd.	3,454	56,327
Osaka Soda Co. Ltd.	8,950	96,905
Otsuka Corp.	19,060	411,215
Otsuka Holdings Co. Ltd.	42,539	2,198,846
PAL GROUP Holdings Co. Ltd.	5,007	101,649
PALTAC Corp.	3,995	105,981
Pan Pacific International Holdings Corp.	35,284	961,906
Panasonic Holdings Corp.	204,905	2,420,089
Paramount Bed Holdings Co. Ltd.	3,001	49,700
Park24 Co. Ltd.	10,900	149,522
Pasona Group, Inc.	3,788	54,273
PeptiDream, Inc.*	8,788	127,552
Persol Holdings Co. Ltd.	180,660	298,591
PHC Holdings Corp.	4,990	33,968
Pigeon Corp.	10,057	123,274
PILLAR Corp.	3,146	69,741
Pilot Corp.	3,440	95,111
Piolax, Inc.	4,502	71,557
Pola Orbis Holdings, Inc.	8,224	69,772
Prestige International, Inc.	10,559	46,533
Prima Meat Packers Ltd.	3,652	54,102
Raito Kogyo Co. Ltd.	6,051	99,324
Rakus Co. Ltd.	8,231	109,754
Rakuten Bank Ltd.*	7,719	331,116
Rakuten Group, Inc.*	122,910	697,602
Recruit Holdings Co. Ltd.	134,551	6,868,838
Relo Group, Inc.	8,020	99,054
Renesas Electronics Corp.	130,761	1,732,699
Rengo Co. Ltd.	15,192	80,249
RENOVA, Inc.*	5,261	22,133
Resona Holdings, Inc.	204,059	1,750,943
Resonac Holdings Corp.	16,494	326,163
Resorttrust, Inc.	14,356	138,927
Ricoh Co. Ltd.	46,040	484,066
Ricoh Leasing Co. Ltd.	1,550	56,630
Riken Keiki Co. Ltd.	4,281	73,495
Rinnai Corp.	11,100	255,761
Riso Kyoiku Co. Ltd.	22,934	40,214
Rohm Co. Ltd.	30,360	289,148
Rohto Pharmaceutical Co. Ltd.	16,720	249,312
Roland Corp.	1,717	43,100
Rorze Corp.	8,920	83,289
Round One Corp.	18,870	123,921
RS Technologies Co. Ltd.	3,414	65,644
Ryohin Keikaku Co. Ltd.	21,429	580,193
Saizeriya Co. Ltd.	2,656	75,790
Sakai Moving Service Co. Ltd.	3,080	51,214
Sakata Seed Corp.	2,341	52,676
San ju San Financial Group, Inc.	2,610	41,171
San-A Co. Ltd.	3,652	76,454
San-Ai Obbli Co. Ltd.	7,598	87,231
Sangetsu Corp.	3,239	62,798
San-In Godo Bank Ltd. (The)	5,829	50,405
Sankyo Co. Ltd.	17,735	256,997
Sankyu, Inc.	4,962	202,860
Sanrio Co. Ltd.	15,519	710,818
Sansan, Inc.*	4,408	56,250
Santen Pharmaceutical Co. Ltd.	30,999	293,063
Sanwa Holdings Corp.	19,020	604,750
Sanyo Chemical Industries Ltd.	1,868	48,571
Sanyo Denki Co. Ltd.	1,435	89,359
Sanyo Special Steel Co. Ltd.	3,355	61,199
Sapporo Holdings Ltd.	6,302	320,499
Sato Holdings Corp.	5,385	75,754
Sawai Group Holdings Co. Ltd.	11,838	156,390
SBI Holdings, Inc.	26,709	709,260
SBS Holdings, Inc.	2,809	53,000
SCREEN Holdings Co. Ltd.	7,010	448,436
SCSK Corp.	12,294	302,453
Secom Co. Ltd.	35,098	1,190,370
Sega Sammy Holdings, Inc.	13,520	259,286
Seibu Holdings, Inc.	22,730	500,396
Seiko Epson Corp.	24,121	383,791
Seino Holdings Co. Ltd.	10,346	159,063
Seiren Co. Ltd.	5,033	82,211
Sekisui Chemical Co. Ltd.	33,017	560,116
Sekisui House Ltd.	49,146	1,094,391
Senko Group Holdings Co. Ltd.	10,158	102,129
Seven & i Holdings Co. Ltd.	196,072	2,827,547
Seven Bank Ltd.	59,186	110,488
SG Holdings Co. Ltd.	31,903	318,200
Sharp Corp.*	28,919	182,009
Shibuya Corp.	2,975	63,471
SHIFT, Inc.*	17,010	130,475
Shiga Bank Ltd. (The)	2,831	99,280
Shikoku Electric Power Co., Inc.	18,249	140,831
Shikoku Kasei Holdings Corp.	5,724	70,105
Shimadzu Corp.	24,146	600,471
Shimamura Co. Ltd.	5,000	285,452
Shimano, Inc.	7,143	999,372
Shimizu Corp.	44,688	394,323
Shimojima Co. Ltd.	5,300	44,170
Shin Nippon Biomedical Laboratories Ltd.	4,508	43,009
Shin-Etsu Chemical Co. Ltd.	150,688	4,255,713
Shinko Electric Industries Co. Ltd.*	5,402	265,112
Shinmaywa Industries Ltd.	11,106	103,737
Shionogi & Co. Ltd.	55,810	835,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Healthcare Holdings, Inc.	5,252	$70,171
Shiseido Co. Ltd.	35,968	676,243
Shizuoka Financial Group, Inc.	40,645	439,808
Shizuoka Gas Co. Ltd.	6,571	49,549
Shoei Co. Ltd.	4,748	53,783
Showa Sangyo Co. Ltd.	2,573	48,633
Siix Corp.	7,281	52,961
Simplex Holdings, Inc.	1,627	30,264
Sintokogio Ltd.	7,500	41,603
SKY Perfect JSAT Holdings, Inc.	18,355	143,546
Skylark Holdings Co. Ltd.	24,496	489,789
SMC Corp.	5,135	1,816,884
SMS Co. Ltd.	6,512	48,887
Socionext, Inc.	16,882	200,853
SoftBank Corp.	2,691,993	3,740,325
SoftBank Group Corp.	82,493	4,113,375
Sohgo Security Services Co. Ltd.	31,635	236,646
Sojitz Corp.	18,298	400,387
Sompo Holdings, Inc.	79,506	2,396,471
Sony Group Corp.	575,192	14,438,282
Sotetsu Holdings, Inc.	6,169	90,032
Square Enix Holdings Co. Ltd.	8,069	374,104
Stanley Electric Co. Ltd.	13,307	248,902
Starts Corp., Inc.	1,577	41,268
Strike Co. Ltd.	9	179
Subaru Corp.	52,689	929,145
Sugi Holdings Co. Ltd.	9,816	184,095
SUMCO Corp.	32,710	219,717
Sumitomo Bakelite Co. Ltd.	4,992	110,863
Sumitomo Chemical Co. Ltd.	130,222	313,769
Sumitomo Corp.	109,290	2,457,003
Sumitomo Electric Industries Ltd.	63,561	1,045,012
Sumitomo Forestry Co. Ltd.	14,704	442,032
Sumitomo Heavy Industries Ltd.	10,441	212,314
Sumitomo Metal Mining Co. Ltd.	21,852	472,763
Sumitomo Mitsui Construction Co. Ltd.	15,803	43,935
Sumitomo Mitsui Financial Group, Inc.	344,681	8,721,011
Sumitomo Mitsui Trust Group, Inc.	62,048	1,538,893
Sumitomo Osaka Cement Co. Ltd.	3,791	90,990
Sumitomo Pharma Co. Ltd.*	15,798	76,783
Sumitomo Realty & Development Co. Ltd.	26,880	1,002,332
Sumitomo Rubber Industries Ltd.	16,520	207,395
Sumitomo Warehouse Co. Ltd. (The)	5,783	106,530
Sundrug Co. Ltd.	6,166	173,029
Suntory Beverage & Food Ltd.	12,637	416,880
Suruga Bank Ltd.	11,788	105,628
Suzuken Co. Ltd.	7,488	246,621
Suzuki Motor Corp.	135,570	1,635,987
SWCC Corp.	3,116	128,595
Sysmex Corp.	45,183	854,618
Systena Corp.	23,296	56,069
T Hasegawa Co. Ltd.	3,525	66,133
T&D Holdings, Inc.	48,636	1,029,206
Tadano Ltd.	8,952	63,981
Taihei Dengyo Kaisha Ltd.	3,251	103,605
Taiheiyo Cement Corp.	12,822	333,138
Taikisha Ltd.	5,076	77,363
Taisei Corp.	14,918	657,331
Taiyo Holdings Co. Ltd.	3,818	122,693
Takamatsu Construction Group Co. Ltd.	3,899	71,928
Takara Bio, Inc.	4,701	25,951
Takara Holdings, Inc.	9,479	72,393
Takara Standard Co. Ltd.	6,958	81,507
Takasago Thermal Engineering Co. Ltd.	4,491	166,238
Takashimaya Co. Ltd.	22,874	184,529
Takeda Pharmaceutical Co. Ltd.	151,513	4,457,810
Takeuchi Manufacturing Co. Ltd.	3,225	109,442
Takuma Co. Ltd.	5,495	67,227
Tamron Co. Ltd.	3,214	74,141
Tamura Corp.	15,075	51,057
TBS Holdings, Inc.	11,930	339,153
TDK Corp.	146,335	1,508,327
TechMatrix Corp.	5,615	73,786
TechnoPro Holdings, Inc.	10,275	226,065
Teijin Ltd.	14,506	126,743
Terumo Corp.	112,220	2,092,668
THK Co. Ltd.	9,493	229,746
TIS, Inc.	18,861	519,844
TKC Corp.	2,570	65,968
Toagosei Co. Ltd.	10,197	95,926
TOBISHIMA HOLDINGS, Inc.	6,530	71,617
Tobu Railway Co. Ltd.	17,551	298,445
Toda Corp.	32,000	188,194
Toei Co. Ltd.	2,174	73,341
Toho Bank Ltd. (The)	26,176	62,129
Toho Co. Ltd.	10,791	532,535
Toho Gas Co. Ltd.	5,799	159,908
Toho Holdings Co. Ltd.	4,972	147,844
Toho Titanium Co. Ltd.	3,893	29,044
Tohoku Electric Power Co., Inc.	41,248	283,805
Tokai Carbon Co. Ltd.(x)	15,000	95,126
Tokai Corp.	454	6,326
TOKAI Holdings Corp.	9,977	65,387
Tokai Rika Co. Ltd.	7,712	114,865
Token Corp.	853	73,363
Tokio Marine Holdings, Inc.	161,313	6,169,020
Tokuyama Corp.	6,205	115,379
Tokyo Century Corp.	12,872	125,425
Tokyo Electric Power Co. Holdings, Inc.*	123,527	353,887
Tokyo Electron Ltd.	35,465	4,754,991
Tokyo Gas Co. Ltd.	32,618	1,035,799
Tokyo Metro Co. Ltd.(x)	28,012	339,155
Tokyo Ohka Kogyo Co. Ltd.	6,882	142,100
Tokyo Seimitsu Co. Ltd.	3,298	175,048
Tokyo Steel Manufacturing Co. Ltd.	9,358	99,139
Tokyo Tatemono Co. Ltd.	13,440	226,389
Tokyotokeiba Co. Ltd.	2,059	60,195
Tokyu Construction Co. Ltd.	14,461	76,841
Tokyu Corp.	46,695	524,575
Tokyu Fudosan Holdings Corp.	57,534	382,933
Tomy Co. Ltd.	9,500	219,528
Topcon Corp.	8,062	175,011
TOPPAN Holdings, Inc.	21,338	576,733
Toray Industries, Inc.	117,437	795,493
Toridoll Holdings Corp.	4,525	122,062
Torii Pharmaceutical Co. Ltd.	2,128	65,121
Toshiba TEC Corp.	2,627	46,816
Tosho Co. Ltd.	11,530	46,200
Tosoh Corp.	24,847	340,178
Totetsu Kogyo Co. Ltd.	1,687	34,361
TOTO Ltd.	12,927	335,521
Towa Corp.	5,697	56,442
Towa Pharmaceutical Co. Ltd.	3,403	60,782
Toyo Seikan Group Holdings Ltd.	12,145	197,977
Toyo Suisan Kaisha Ltd.	7,652	448,641
Toyo Tire Corp.	11,244	204,804
Toyobo Co. Ltd.	9,549	59,972
Toyoda Gosei Co. Ltd.	5,066	90,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Boshoku Corp.	5,878	$77,928
Toyota Industries Corp.	14,488	1,227,215
Toyota Motor Corp.	891,790	15,553,855
Toyota Tsusho Corp.	51,021	848,026
TPR Co. Ltd.	4,102	63,394
Transcosmos, Inc.*	3,331	70,844
TRE Holdings Corp.	8,081	87,173
Trend Micro, Inc.	8,105	541,180
Tri Chemical Laboratories, Inc.	2,576	44,035
Trusco Nakayama Corp.	3,910	51,772
TS Tech Co. Ltd.	8,940	100,135
Tsubakimoto Chain Co.	7,779	95,896
Tsugami Corp.	7,561	91,746
Tsumura & Co.	5,336	153,509
Tsuruha Holdings, Inc.	3,954	245,586
TV Asahi Holdings Corp.	4,061	68,635
UACJ Corp.	4,186	133,124
UBE Corp.	10,241	148,470
Uchida Yoko Co. Ltd.	1,541	78,904
Ulvac, Inc.	4,000	135,582
U-Next Holdings Co. Ltd.	5,685	66,671
Unicharm Corp.	108,444	860,018
United Arrows Ltd.	2,708	38,149
United Super Markets Holdings, Inc.	5,338	29,361
Ushio, Inc.	7,886	97,320
USS Co. Ltd.	35,606	330,327
UT Group Co. Ltd.	2,834	38,602
V Technology Co. Ltd.	7,027	107,801
Valor Holdings Co. Ltd.	4,076	64,949
Visional, Inc.*	2,145	107,901
Wacoal Holdings Corp.	3,211	109,031
Wacom Co. Ltd.	10,900	41,568
Weathernews, Inc.	2,816	62,332
Welcia Holdings Co. Ltd.	9,748	140,543
West Japan Railway Co.	43,272	841,408
WingArc1st, Inc.	5,403	124,097
Wowow, Inc.	12,967	86,452
Xebio Holdings Co. Ltd.	5,148	44,413
Yakult Honsha Co. Ltd.	25,208	479,572
Yamada Holdings Co. Ltd.	65,127	187,014
Yamaguchi Financial Group, Inc.	23,000	269,425
Yamaha Corp.	32,289	248,965
Yamaha Motor Co. Ltd.	78,513	623,958
YA-MAN Ltd.(x)	5,286	31,366
Yamato Holdings Co. Ltd.	23,993	313,769
Yamato Kogyo Co. Ltd.	4,045	213,267
Yamazaki Baking Co. Ltd.	13,933	267,531
Yamazen Corp.	9,283	81,510
Yaoko Co. Ltd.	2,104	128,900
Yaskawa Electric Corp.	19,929	495,601
Yellow Hat Ltd.	7,832	72,111
Yokogawa Bridge Holdings Corp.	4,453	74,518
Yokogawa Electric Corp.	18,255	352,102
Yokohama Rubber Co. Ltd. (The)	9,294	213,281
Yoshinoya Holdings Co. Ltd.	6,683	134,248
Yuasa Trading Co. Ltd.	3,071	92,750
Zacros Corp.	2,520	68,381
Zenkoku Hosho Co. Ltd.	10,124	199,962
Zenrin Co. Ltd.	13,250	93,728
Zensho Holdings Co. Ltd.	9,793	525,658
Zeon Corp.	12,958	129,157
Zojirushi Corp.	6,115	60,991
ZOZO, Inc.	39,585	378,194
Zuken, Inc.	3,038	95,805

		421,157,924

Jordan (0.0%)†
Hikma Pharmaceuticals plc	26,935	678,121

Mexico (0.0%)†
Fresnillo plc	30,132	364,319

Netherlands (4.4%)
Adyen NV(m)*	5,222	7,939,047
ASML Holding NV	69,426	45,492,622
ING Groep NV	554,830	10,792,879
Koninklijke Ahold Delhaize NV	162,267	6,063,874
Wolters Kluwer NV	42,046	6,526,406

		76,814,828

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)	77,911	386,054
Auckland International Airport Ltd.	41,771	193,144
Chorus Ltd.	46,690	213,264
Fisher & Paykel Healthcare Corp. Ltd.	20,340	384,461
Fletcher Building Ltd.*	50,218	93,508
Xero Ltd.*	15,484	1,497,234

		2,767,665

Nigeria (0.0%)†
Airtel Africa plc(m)	166,291	355,719

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.3%)
Anglo American plc	203,383	5,635,344

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria SA	1,015,966	13,781,486
Banco Santander SA	2,671,123	17,895,816
Iberdrola SA	1,036,694	16,747,400
Industria de Diseno Textil SA	195,920	9,713,244

		58,137,946

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (18.8%)
3i Group plc	151,810	7,090,997
Admiral Group plc	47,562	1,750,989
Ashtead Group plc	71,383	3,822,985
Associated British Foods plc	50,653	1,249,732
AstraZeneca plc	244,933	35,606,778
Auto Trader Group plc(m)	143,447	1,378,985
Aviva plc	441,720	3,167,926
Babcock International Group plc	82,615	772,638
BAE Systems plc	496,314	9,998,167
Barclays plc	2,368,332	8,804,645
Barratt Redrow plc	236,923	1,294,266
Beazley plc	107,300	1,284,866
Berkeley Group Holdings plc	15,978	739,723
British American Tobacco plc	323,269	13,287,482
BT Group plc(x)	1,032,441	2,211,868
Bunzl plc	53,964	2,067,539
Centrica plc	828,132	1,597,656
Coca-Cola Europacific Partners plc(x)	33,471	2,914,117
Compass Group plc	278,347	9,179,432
ConvaTec Group plc(m)	270,144	897,521
Croda International plc	22,790	860,501
DCC plc	16,111	1,070,746
Diageo plc	363,382	9,456,037
Diploma plc	21,892	1,087,610
easyJet plc	104,988	599,840
Entain plc	99,497	742,619
Games Workshop Group plc	5,379	972,070
Halma plc	61,932	2,064,817
Hiscox Ltd.	52,591	798,909
Howden Joinery Group plc	89,723	833,319
HSBC Holdings plc	2,919,543	32,957,563
IMI plc	41,695	1,016,329
Imperial Brands plc	136,241	5,042,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Informa plc	217,532	$2,161,991
InterContinental Hotels Group plc	25,950	2,766,146
Intermediate Capital Group plc	43,186	1,090,049
International Consolidated Airlines Group SA	588,918	1,983,996
Intertek Group plc	26,307	1,700,802
J Sainsbury plc	310,833	944,372
JD Sports Fashion plc	408,105	357,948
Kingfisher plc	292,682	957,656
Land Securities Group plc (REIT)	121,735	864,882
Legal & General Group plc	963,293	3,021,242
Lloyds Banking Group plc	10,002,052	9,312,845
London Stock Exchange Group plc	81,234	12,025,439
LondonMetric Property plc (REIT)	322,883	764,932
M&G plc	358,341	918,831
Marks & Spencer Group plc	333,307	1,530,603
Melrose Industries plc	208,702	1,280,826
National Grid plc	798,666	10,414,777
NatWest Group plc	1,212,135	7,074,173
Next plc	18,933	2,711,025
Pearson plc	110,578	1,739,781
Persimmon plc	52,267	804,452
Phoenix Group Holdings plc	114,349	844,164
Reckitt Benckiser Group plc	112,856	7,624,385
RELX plc	305,588	15,288,408
Rentokil Initial plc	412,270	1,851,143
Rightmove plc	128,128	1,134,732
Rolls-Royce Holdings plc*	1,390,615	13,454,489
Sage Group plc (The)	163,870	2,554,966
Schroders plc	137,849	619,315
Segro plc (REIT)	220,856	1,970,788
Severn Trent plc	43,156	1,410,951
Smith & Nephew plc	142,939	2,003,360
Smiths Group plc	56,030	1,397,595
Spirax Group plc	12,058	962,592
SSE plc	178,689	3,679,295
St James’s Place plc	89,690	1,131,923
Standard Chartered plc	324,876	4,782,009
Taylor Wimpey plc	578,426	807,704
Tesco plc	1,101,754	4,729,263
Unilever plc	398,548	23,733,404
UNITE Group plc (The) (REIT)	66,038	694,379
United Utilities Group plc	111,509	1,452,661
Vodafone Group plc	3,353,011	3,157,483
Weir Group plc (The)	42,421	1,271,298
Whitbread plc	28,819	911,688
WPP plc	175,389	1,316,759

		329,832,288

United States (8.0%)
Alcoa Corp. (CRDI)	5,205	156,665
Amcor plc (CHDI)	63,624	609,849
Block, Inc. (CRDI)*	5,362	289,713
BP plc	2,634,922	14,843,363
CSL Ltd.	52,105	8,116,011
Experian plc	149,937	6,910,542
GSK plc	653,724	12,345,829
Haleon plc	1,448,664	7,322,443
James Hardie Industries plc (CHDI)*	46,252	1,112,094
Life360, Inc. (CRDI)(m)*	24,105	298,378
Light & Wonder, Inc. (CRDI)*	2,758	241,043
Newmont Corp. (CRDI)	12,122	584,064
News Corp. (CHDI), Class B	4,173	123,648
Reliance Worldwide Corp. Ltd.	83,954	234,490
ResMed, Inc. (CHDI)	63,824	1,394,220
Sanofi SA	207,036	22,816,629
Schneider Electric SE	101,474	23,124,299
Shell plc	994,682	36,297,873
Sims Ltd.	17,257	157,756
Stellantis NV	356,348	3,954,145

		140,933,054

Total Common Stocks (97.9%) (Cost $1,147,630,395)		1,717,121,151

CLOSED END FUNDS:
United Kingdom (0.3%)
Alliance Witan plc	65,902	987,495
F&C Investment Trust plc	79,257	1,105,707
Polar Capital Technology Trust plc*	193,614	719,040
Scottish Mortgage Investment Trust plc	200,734	2,446,219

		5,258,461

United States (0.1%)
Pershing Square Holdings Ltd.	24,132	1,164,605

Total Closed End Funds (0.4%) (Cost $4,426,066)		6,423,066

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	3,245,421	3,245,421

Total Short-Term Investments (0.2%) (Cost $3,245,421)		3,245,421

Total Investments in Securities (98.5%) (Cost $1,155,301,882)		1,726,789,638
Other Assets Less Liabilities (1.5%)		26,408,172

Net Assets (100%)		$1,753,197,810

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $11,144,068 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $9,675,288. This was collateralized by $7,076,400 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 4/24/25 - 2/15/55 and by cash of $3,245,421 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$386,927,048	22.1%
Industrials	308,770,290	17.6
Consumer Discretionary	213,404,737	12.2
Information Technology	165,309,692	9.4
Consumer Staples	148,754,669	8.5
Health Care	145,219,693	8.3
Materials	106,109,722	6.0
Energy	92,238,425	5.3
Communication Services	72,392,496	4.1
Utilities	54,274,349	3.1
Real Estate	23,720,030	1.3
Closed End Funds	6,423,066	0.4
Investment Company	3,245,421	0.2
Cash and Other	26,408,172	1.5

		100.0%

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	94	6/2025	EUR	5,274,214	(195,907)
FTSE 100 Index	20	6/2025	GBP	2,219,743	(33,215)
SPI 200 Index	12	6/2025	AUD	1,476,583	(13,295)
TOPIX Index	28	6/2025	JPY	4,969,398	(35,556)

					(277,973)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$6,423,066	$—		$6,423,066
Common Stocks
Australia	—	159,319,411	115,957		159,435,368
Austria	—	1,069,349	—		1,069,349
Belgium	—	11,132,052	—		11,132,052
Brazil	—	80,554	—		80,554
Canada	—	98,565	—		98,565
Chile	—	1,219,115	—		1,219,115
China	—	10,754,689	—		10,754,689
Finland	—	12,311,377	—		12,311,377
France	—	221,976,361	—		221,976,361
Germany	—	201,658,204	—		201,658,204
Hong Kong	—	4,613,983	—		4,613,983
Indonesia	—	84,096	—		84,096
Italy	—	55,241,645	—		55,241,645
Ivory Coast	—	768,585	—		768,585
Japan	—	421,157,924	—		421,157,924
Jordan	—	678,121	—		678,121
Mexico	—	364,319	—		364,319
Netherlands	—	76,814,828	—		76,814,828
New Zealand	—	2,767,665	—		2,767,665
Nigeria	—	355,719	—		355,719
Russia	—	—	—	(a)	—	(a)
South Africa	—	5,635,344	—		5,635,344
Spain	—	58,137,946	—		58,137,946
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	329,832,288	—		329,832,288
United States	—	140,933,054	—		140,933,054
Short-Term Investments
Investment Companies	3,245,421	—	—		3,245,421

Total Assets	$3,245,421	$1,723,428,260	$115,957		$1,726,789,638

Liabilities:
Futures	$(277,973)	$—	$—		$(277,973)

Total Liabilities	$(277,973)	$—	$—		$(277,973)

Total	$2,967,448	$1,723,428,260	$115,957		$1,726,511,665

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$682,095,469
Aggregate gross unrealized depreciation	(148,376,072)

Net unrealized appreciation	$533,719,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,192,792,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.5%)
AGL Energy Ltd.	21,601	$141,992
ALS Ltd.	17,603	169,498
Amotiv Ltd.	5,717	31,757
AMP Ltd.	92,528	71,403
Ampol Ltd.	8,904	130,301
Ansell Ltd.	5,830	123,275
ANZ Group Holdings Ltd.	113,202	2,057,660
APA Group	46,619	230,126
ARB Corp. Ltd.(x)	2,304	46,141
Arena REIT (REIT)	14,610	31,495
Aristocrat Leisure Ltd.	23,922	958,893
ASX Ltd.	7,712	313,899
Atlas Arteria Ltd.	38,473	116,593
AUB Group Ltd.	4,347	83,768
Aurizon Holdings Ltd.	70,013	135,618
Bank of Queensland Ltd.	21,396	90,109
Bapcor Ltd.	12,735	35,968
Beach Energy Ltd.	52,506	47,080
Bega Cheese Ltd.	10,108	33,475
Bellevue Gold Ltd.(r)*	38,882	27,818
Bendigo & Adelaide Bank Ltd.	18,893	125,490
BHP Group Ltd.	190,136	4,538,408
BlueScope Steel Ltd.	15,103	200,822
Boss Energy Ltd.*	15,367	23,813
Brambles Ltd.	167,510	2,096,513
Breville Group Ltd.	3,647	71,327
Brickworks Ltd.	3,128	47,476
BWP Trust (REIT)	19,061	41,090
Capricorn Metals Ltd.*	13,680	69,067
CAR Group Ltd.	14,620	287,671
Centuria Capital Group (REIT)	28,828	28,641
Challenger Ltd.	17,638	66,457
Champion Iron Ltd.	15,522	47,137
Charter Hall Group (REIT)	17,182	173,711
Charter Hall Long Wale REIT (REIT)	18,664	43,034
Charter Hall Retail REIT (REIT)	19,075	42,670
Clarity Pharmaceuticals Ltd.*	10,356	13,654
Cleanaway Waste Management Ltd.	78,800	128,019
Cochlear Ltd.	2,460	403,189
Codan Ltd.	4,339	42,268
Coles Group Ltd.	49,279	601,367
Commonwealth Bank of Australia	63,612	5,999,159
Computershare Ltd.	21,197	518,275
Corporate Travel Management Ltd.(x)	4,838	42,050
Credit Corp. Group Ltd.	2,888	24,921
Data#3 Ltd.	5,527	25,038
De Grey Mining Ltd.*	89,733	119,428
Deep Yellow Ltd.*	35,770	23,692
Deterra Royalties Ltd.	11,262	25,333
Dexus (REIT)	39,692	175,595
Domino’s Pizza Enterprises Ltd.(x)	2,970	47,453
Downer EDI Ltd.	25,221	85,416
Eagers Automotive Ltd.	9,018	84,467
Elders Ltd.	6,302	26,423
Emerald Resources NL*	18,647	43,111
Endeavour Group Ltd.	53,755	128,981
Evolution Mining Ltd.	69,019	306,630
EVT Ltd.(x)	3,842	31,953
Flight Centre Travel Group Ltd.(x)	7,568	65,400
Fortescue Ltd.	61,432	589,990
Genesis Minerals Ltd.*	36,242	84,016
Glencore plc	2,534,966	9,178,542
Gold Road Resources Ltd.	41,019	74,073
Goodman Group (REIT)	70,284	1,248,559
GPT Group (The) (REIT)	65,724	179,055
GrainCorp Ltd., Class A	8,036	34,195
Guzman y Gomez Ltd.*	1,679	33,803
Harvey Norman Holdings Ltd.	19,394	60,592
Healius Ltd.(x)*	10,625	9,261
Helia Group Ltd.	10,987	27,392
HMC Capital Ltd. (REIT)	11,066	43,078
HomeCo Daily Needs REIT (REIT)(m)	75,836	55,916
HUB24 Ltd.	2,880	122,767
IDP Education Ltd.(x)	10,762	63,279
IGO Ltd.	20,056	49,627
Iluka Resources Ltd.	18,566	45,012
Incitec Pivot Ltd.	63,569	101,289
Ingenia Communities Group (REIT)	12,768	43,241
Inghams Group Ltd.	11,667	22,818
Insignia Financial Ltd.*	24,263	63,675
Insurance Australia Group Ltd.	86,101	414,800
IPH Ltd.	8,971	25,449
IRESS Ltd.	7,655	38,744
JB Hi-Fi Ltd.	4,187	242,866
Judo Capital Holdings Ltd.*	33,650	38,478
Lendlease Corp. Ltd.(x)	26,590	98,027
Lifestyle Communities Ltd.(x)	3,641	17,700
Liontown Resources Ltd.(x)*	87,574	34,200
Lottery Corp. Ltd. (The)	82,886	246,527
Lovisa Holdings Ltd.	2,652	39,770
Lynas Rare Earths Ltd.*	30,942	133,599
Macquarie Group Ltd.	13,473	1,655,434
Magellan Financial Group Ltd.	4,295	20,557
Medibank Pvt Ltd.	106,160	294,523
Megaport Ltd.*	8,385	50,455
Mesoblast Ltd.*	34,632	42,414
Metcash Ltd.	45,279	89,405
Mineral Resources Ltd.(x)*	6,913	103,541
Mirvac Group (REIT)	139,062	181,606
Monadelphous Group Ltd.	3,274	31,361
National Australia Bank Ltd.	116,828	2,483,459
National Storage REIT (REIT)	49,559	68,747
Netwealth Group Ltd.	4,855	77,479
Neuren Pharmaceuticals Ltd.*	4,985	37,161
New Hope Corp. Ltd.	19,950	46,248
NEXTDC Ltd.*	21,755	153,744
nib holdings Ltd.	17,468	74,767
Nine Entertainment Co. Holdings Ltd.	38,897	36,579
Northern Star Resources Ltd.	42,271	483,887
NRW Holdings Ltd.	18,286	31,422
Nufarm Ltd.	16,854	41,598
Orica Ltd.	19,013	201,846
Origin Energy Ltd.	66,910	440,246
Orora Ltd.	40,922	48,072
Paladin Energy Ltd.(x)*	10,687	34,123
Perpetual Ltd.	4,518	54,655
Perseus Mining Ltd.	43,423	90,352
PEXA Group Ltd.*	3,591	25,041
Pilbara Minerals Ltd.*	102,331	107,741
Pinnacle Investment Management Group Ltd.	6,284	68,950
PolyNovo Ltd.*	29,660	21,220
Premier Investments Ltd.	3,961	49,327
Pro Medicus Ltd.	2,080	259,665
Qantas Airways Ltd.	58,961	333,418
QBE Insurance Group Ltd.	54,562	746,638
Qube Holdings Ltd.	68,053	167,115
Ramelius Resources Ltd.	41,600	61,605
Ramsay Health Care Ltd.	6,745	143,845
REA Group Ltd.(x)	2,055	281,917
Reece Ltd.(x)	8,185	80,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Region RE Ltd. (REIT)	46,044	$59,555
Regis Resources Ltd.*	33,584	82,261
Rio Tinto Ltd.(x)	13,549	977,749
Rio Tinto plc	58,438	3,462,224
Sandfire Resources Ltd.*	16,614	107,550
Santos Ltd.	122,118	508,194
Scentre Group (REIT)	197,862	415,410
SEEK Ltd.	12,793	171,065
SGH Ltd.	7,733	239,907
Sigma Healthcare Ltd.(x)	44,019	79,215
SiteMinder Ltd.*	9,363	25,567
SmartGroup Corp. Ltd.	5,560	25,570
Sonic Healthcare Ltd.	18,670	300,515
South32 Ltd.	172,006	346,079
Stanmore Resources Ltd.	13,611	18,030
Star Entertainment Group Ltd. (The)(r)(x)*	98,193	6,749
Steadfast Group Ltd.	42,645	154,018
Stockland (REIT)	95,876	293,550
Suncorp Group Ltd.	40,538	487,099
Super Retail Group Ltd.	5,904	47,626
Tabcorp Holdings Ltd.	82,114	30,272
Technology One Ltd.	11,605	201,879
Telix Pharmaceuticals Ltd.*	10,024	166,108
Telstra Group Ltd.	439,178	1,155,310
TPG Telecom Ltd.	22,358	67,058
Transurban Group	127,192	1,064,183
Treasury Wine Estates Ltd.	32,710	199,279
Vault Minerals Ltd.*	244,918	68,101
Ventia Services Group Pty. Ltd.	28,163	70,743
Vicinity Ltd. (REIT)	144,176	198,194
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	41,074	43,759
Washington H Soul Pattinson & Co. Ltd.(x)	9,794	212,295
Waypoint REIT Ltd. (REIT)	18,376	27,213
WEB Travel Group Ltd.*	17,419	49,632
Wesfarmers Ltd.	43,132	1,940,744
West African Resources Ltd.*	32,110	46,548
Westgold Resources Ltd.	33,944	61,085
Westpac Banking Corp.	130,685	2,577,960
Whitehaven Coal Ltd.	32,179	109,986
WiseTech Global Ltd.	7,183	364,584
Woodside Energy Group Ltd.	68,974	996,435
Woolworths Group Ltd.	44,375	819,354
Worley Ltd.	17,400	156,889
Yancoal Australia Ltd.	14,565	46,051
Zip Co. Ltd.*	45,054	45,325

		62,949,635

Austria (0.0%)†
Mondi plc	24,606	364,731

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	85,283	5,248,964

Brazil (0.0%)†
Karoon Energy Ltd.	36,590	36,010

Canada (0.4%)
Open Text Corp.	139,852	3,529,707

Chile (0.0%)†
Antofagasta plc	19,171	413,190

China (1.2%)
Alibaba Group Holding Ltd.	269,000	4,424,882
Prosus NV	159,799	7,356,562

		11,781,444

Denmark (0.5%)
DSV A/S	23,100	4,461,204

Finland (0.4%)
Nokia OYJ	335,362	1,755,114
Nordea Bank Abp	194,444	2,474,670

		4,229,784

France (13.1%)
Accor SA	83,597	3,786,581
Air Liquide SA	34,595	6,551,562
Airbus SE	65,703	11,564,649
AXA SA	110,439	4,705,057
BNP Paribas SA	191,606	15,934,488
Capgemini SE	31,100	4,642,405
Cie de Saint-Gobain SA	29,828	2,957,602
Danone SA	70,037	5,364,785
Edenred SE	213,856	6,923,400
EssilorLuxottica SA	18,531	5,317,971
Hermes International SCA	2,102	5,479,944
Kering SA	46,181	9,533,688
L’Oreal SA	14,417	5,344,724
LVMH Moet Hennessy Louis Vuitton SE	16,015	9,900,140
Pernod Ricard SA	57,138	5,638,346
Publicis Groupe SA	20,205	1,895,066
Safran SA	22,388	5,858,371
TotalEnergies SE	135,497	8,740,960
Vinci SA	34,811	4,377,664
Worldline SA(m)*	338,400	2,070,330

		126,587,733

Germany (14.2%)
adidas AG	24,248	5,681,736
Allianz SE (Registered)	35,662	13,577,441
BASF SE	53,396	2,649,844
Bayer AG (Registered)	475,174	11,339,691
Bayerische Motoren Werke AG	100,143	7,978,411
Brenntag SE	89,500	5,767,871
Continental AG	116,220	8,113,170
Daimler Truck Holding AG	121,800	4,888,791
Deutsche Boerse AG	11,265	3,314,408
Deutsche Post AG	59,594	2,544,051
Deutsche Telekom AG (Registered)	214,253	7,927,808
Fresenius Medical Care AG	143,100	7,062,061
Fresenius SE & Co. KGaA*	138,200	5,883,282
Henkel AG & Co. KGaA	30,330	2,182,562
Infineon Technologies AG	78,128	2,567,764
Mercedes-Benz Group AG	129,213	7,571,319
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	8,002	5,039,253
SAP SE	61,090	16,144,237
Siemens AG (Registered)	55,689	12,759,880
thyssenkrupp AG	218,000	2,230,886
Volkswagen AG (Preference)(q)	13,021	1,317,288

		136,541,754

Hong Kong (0.9%)
Prudential plc	763,059	8,143,700

India (0.4%)
Axis Bank Ltd.	276,800	3,554,121

Indonesia (0.4%)
Bank Mandiri Persero Tbk. PT*	12,807,800	3,977,187
Nickel Industries Ltd.	38,546	14,331

		3,991,518

Italy (2.8%)
Coca-Cola HBC AG	11,789	533,604
Enel SpA	464,749	3,767,491
Eni SpA	130,170	2,012,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrari NV	6,931	$2,939,339
Intesa Sanpaolo SpA	1,659,344	8,493,973
Ryanair Holdings plc (ADR)	86,500	3,665,005
UniCredit SpA	92,812	5,171,428

		26,583,324

Ivory Coast (0.0%)†
Endeavour Mining plc	11,944	280,647

Japan (15.6%)
77 Bank Ltd. (The)	1,400	44,364
A&D HOLON Holdings Co. Ltd.	1,200	14,665
ABC-Mart, Inc.	2,400	44,547
Achilles Corp.	1,000	9,421
Acom Co. Ltd.(x)	13,300	33,855
Adastria Co. Ltd.	760	14,431
ADEKA Corp.	1,500	26,892
Advan Group Co. Ltd.	1,400	7,999
Advance Create Co. Ltd.*	200	376
Advantest Corp.(x)	18,100	781,007
Adways, Inc.	1,700	3,140
Aeon Co. Ltd.(x)	21,899	547,511
Aeon Fantasy Co. Ltd.(x)	400	6,870
AEON Financial Service Co. Ltd.	1,500	13,196
Aeon Hokkaido Corp.	900	5,094
Aeon Mall Co. Ltd.(x)	3,160	49,341
AGC, Inc.	5,100	154,540
Ai Holdings Corp.	600	8,301
Aica Kogyo Co. Ltd.	700	15,387
Aichi Corp.	2,100	17,655
Aichi Financial Group, Inc.(x)	32	609
Aichi Steel Corp.	600	28,042
Aichi Tokei Denki Co. Ltd.	300	3,930
Aida Engineering Ltd.(x)	3,300	19,691
Aiful Corp.(x)	6,900	15,917
Ain Holdings, Inc.	1,000	33,596
Aiphone Co. Ltd.	800	13,868
Air Water, Inc.	5,900	74,266
Airport Facilities Co. Ltd.	1,200	4,904
Airtech Japan Ltd.	300	2,122
Aisan Industry Co. Ltd.	1,500	20,961
Aisin Corp.	12,444	134,653
Aizawa Securities Group Co. Ltd.(x)	2,200	21,752
Ajinomoto Co., Inc.	26,000	512,841
Akebono Brake Industry Co. Ltd.*	5,700	4,066
Akita Bank Ltd. (The)	800	13,686
Alconix Corp.	800	8,251
Alfresa Holdings Corp.	6,100	85,873
Alleanza Holdings Co. Ltd.	111	754
Alpen Co. Ltd.	700	11,154
Alpha Systems, Inc.	360	7,801
Alps Alpine Co. Ltd.	6,032	61,169
Altech Corp.	1,100	18,892
Amada Co. Ltd.(x)	8,400	81,065
Amano Corp.	600	15,929
Amuse, Inc.	600	6,480
Amvis Holdings, Inc.	2,100	6,440
ANA Holdings, Inc.	16,300	299,886
Anest Iwata Corp.	2,000	15,228
Anicom Holdings, Inc.	6,400	22,700
Anritsu Corp.(x)	5,200	46,595
Anycolor, Inc.	1,700	36,609
AOKI Holdings, Inc.(x)	2,200	19,112
Aoyama Trading Co. Ltd.(x)	1,600	21,697
Aozora Bank Ltd.	4,300	59,014
Appier Group, Inc.(x)	3,800	34,025
Arakawa Chemical Industries Ltd.	1,000	7,340
Arclands Corp.	1,400	15,448
Arcs Co. Ltd.	1,500	29,082
ARE Holdings, Inc.	2,400	31,698
Argo Graphics, Inc.	800	27,682
Ariake Japan Co. Ltd.(x)	800	32,962
Arisawa Manufacturing Co. Ltd.	2,000	18,455
Artience Co. Ltd.	200	4,114
As One Corp.(x)	1,300	20,086
Asahi Co. Ltd.	500	4,897
Asahi Diamond Industrial Co. Ltd.	4,000	22,188
Asahi Group Holdings Ltd.	110,200	1,404,776
Asahi Intecc Co. Ltd.	7,000	112,217
Asahi Kasei Corp.	38,000	265,258
Asahi Kogyosha Co. Ltd.	800	10,358
Asahi Net, Inc.	1,000	4,514
ASAHI YUKIZAI Corp.(x)	800	19,335
Asanuma Corp.	4,000	18,615
Asics Corp.	22,100	463,394
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	15,361
ASKUL Corp.	1,800	18,289
Astellas Pharma, Inc.(x)	50,100	483,163
Astena Holdings Co. Ltd.	1,000	3,020
Autobacs Seven Co. Ltd.	100	1,006
Avex, Inc.	2,300	19,659
Awa Bank Ltd. (The)(x)	100	1,907
Axell Corp.	400	2,907
Axial Retailing, Inc.	2,800	18,015
Azbil Corp.	14,800	113,622
AZ-COM MARUWA Holdings, Inc.	2,000	16,441
Bandai Namco Holdings, Inc.	16,300	543,804
Bando Chemical Industries Ltd.	2,000	21,975
Bank of Iwate Ltd. (The)(x)	800	16,828
Bank of Nagoya Ltd. (The)	99	5,195
Bank of Saga Ltd. (The)(x)	700	10,771
Bank of the Ryukyus Ltd.	2,500	19,151
BayCurrent, Inc.	4,100	176,858
Belc Co. Ltd.	600	27,242
Belluna Co. Ltd.	3,000	18,921
Bic Camera, Inc.	3,300	34,432
BIPROGY, Inc.	2,100	64,166
BML, Inc.	1,400	28,189
Bookoff Group Holdings Ltd.	700	6,977
Bridgestone Corp.	16,700	667,488
Brother Industries Ltd.	8,200	147,282
Bunka Shutter Co. Ltd.	100	1,252
CAC Holdings Corp.	700	9,670
Calbee, Inc.	2,900	54,011
Canon Electronics, Inc.	1,100	18,247
Canon Marketing Japan, Inc.	1,200	40,811
Canon, Inc.	28,400	879,512
Capcom Co. Ltd.	12,500	305,354
Carlit Co. Ltd.	1,000	7,054
Casio Computer Co. Ltd.	1,600	13,030
Cawachi Ltd.	800	15,004
Central Glass Co. Ltd.	1,100	23,798
Central Japan Railway Co.	21,900	416,712
Central Security Patrols Co. Ltd.	500	9,361
Central Sports Co. Ltd.(x)	400	6,352
Change Holdings, Inc.(x)	1,000	8,347
Chiba Bank Ltd. (The)(x)	15,800	147,371
Chiba Kogyo Bank Ltd. (The)(x)	2,300	19,843
Chino Corp.	400	5,302
Chiyoda Co. Ltd.	1,600	11,595
Chiyoda Integre Co. Ltd.	400	7,763
Chofu Seisakusho Co. Ltd.	1,200	14,729
Chubu Electric Power Co., Inc.	21,900	236,974
Chubu Shiryo Co. Ltd.	1,200	10,769
Chudenko Corp.	700	15,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chugai Pharmaceutical Co. Ltd.	17,900	$811,401
Chugai Ro Co. Ltd.	400	9,841
Chugin Financial Group, Inc.	4,200	46,763
Chugoku Electric Power Co., Inc. (The)	9,800	56,190
Chugoku Marine Paints Ltd.	600	8,449
Chuo Spring Co. Ltd.	400	4,480
Citizen Watch Co. Ltd.	2,700	16,057
CKD Corp.	1,100	14,814
Cleanup Corp.	1,200	5,240
CMK Corp.	2,400	6,464
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	40,280
COLOPL, Inc.(x)	1,700	5,486
Colowide Co. Ltd.(x)	2,300	26,321
Computer Engineering & Consulting Ltd.	1,600	24,770
Computer Institute of Japan Ltd.	4,320	13,191
COMSYS Holdings Corp.(x)	2,414	51,100
Concordia Financial Group Ltd.	29,446	192,629
Core Corp.	400	4,755
Corona Corp., Class A	500	3,074
Cosel Co. Ltd.	1,800	12,661
Cosmo Energy Holdings Co. Ltd.(x)	1,500	64,054
Cosmos Pharmaceutical Corp.	1,200	60,148
Create Restaurants Holdings, Inc.	3,900	33,932
Create SD Holdings Co. Ltd.	100	1,939
Credit Saison Co. Ltd.	3,500	82,279
Cresco Ltd.	1,200	9,497
CTI Engineering Co. Ltd.	1,400	22,075
CyberAgent, Inc.	13,600	102,415
Cybozu, Inc.	2,000	37,242
Dai Nippon Printing Co. Ltd.	11,800	166,745
Dai Nippon Toryo Co. Ltd.	1,400	10,874
Daicel Corp.	5,000	43,253
Dai-Dan Co. Ltd.	1,000	24,735
Daido Metal Co. Ltd.	1,000	3,294
Daido Steel Co. Ltd.	2,700	21,421
Daifuku Co. Ltd.	9,100	220,963
Daihen Corp.	600	25,322
Daiho Corp.	4,000	18,828
Daiichi Jitsugyo Co. Ltd.	1,200	17,433
Dai-ichi Life Holdings, Inc.	105,600	797,685
Daiichi Sankyo Co. Ltd.	52,700	1,233,614
Daiichikosho Co. Ltd.	1,800	20,647
Daiki Aluminium Industry Co. Ltd.	2,000	13,254
Daikin Industries Ltd.	7,500	807,054
Daikoku Denki Co. Ltd.(x)	500	8,737
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	16,028
Daio Paper Corp.(x)	2,800	15,364
Daiseki Co. Ltd.	1,279	31,807
Daishi Hokuetsu Financial Group, Inc.(x)	2,100	44,173
Daisyo Corp.	600	4,376
Daito Trust Construction Co. Ltd.	1,900	194,003
Daitron Co. Ltd.	500	10,951
Daiwa House Industry Co. Ltd.	15,900	523,463
Daiwa Industries Ltd.	1,000	11,334
Daiwa Securities Group, Inc.(x)	40,100	265,694
Daiwabo Holdings Co. Ltd.	3,050	51,416
DCM Holdings Co. Ltd.	2,500	23,185
Dear Life Co. Ltd.	1,000	7,414
DeNA Co. Ltd.(x)*	2,400	56,164
Denka Co. Ltd.(x)	2,600	37,052
Denso Corp.	56,400	693,390
Dentsu Group, Inc.(x)	6,700	146,963
Dentsu Soken, Inc.	500	20,268
Denyo Co. Ltd.	1,100	17,895
Dexerials Corp.	4,500	54,469
DIC Corp.	1,299	26,345
Digital Arts, Inc.(x)	400	17,815
Digital Garage, Inc.(x)	500	15,368
dip Corp.	1,200	17,873
Disco Corp.	2,800	558,077
DKK Co. Ltd.	600	7,124
DKS Co. Ltd.	400	7,339
DMG Mori Co. Ltd.	3,900	75,210
Doshisha Co. Ltd.	1,000	14,581
Doutor Nichires Holdings Co. Ltd.	2,100	33,924
Dowa Holdings Co. Ltd.	900	27,776
DTS Corp.(x)	1,000	26,635
Duskin Co. Ltd.	1,400	33,966
DyDo Group Holdings, Inc.(x)	1,000	19,088
Eagle Industry Co. Ltd.	1,000	13,054
Earth Corp.	100	3,454
East Japan Railway Co.	31,400	617,993
Ebara Corp.	11,500	172,358
Ebara Jitsugyo Co. Ltd.	600	14,821
Eco’s Co. Ltd.	400	5,808
EDION Corp.(x)	2,700	33,770
eGuarantee, Inc.(x)	1,600	18,753
Ehime Bank Ltd. (The)	1,400	10,015
Eiken Chemical Co. Ltd.(x)	2,000	30,215
Eisai Co. Ltd.(x)	7,900	218,318
Eizo Corp.	200	2,779
Elecom Co. Ltd.	1,400	15,429
Electric Power Development Co. Ltd.	3,700	62,460
ENEOS Holdings, Inc.(x)	94,750	494,186
en-Japan, Inc.	1,100	12,049
Enplas Corp.	200	5,767
eRex Co. Ltd.(x)	1,900	10,197
Eslead Corp.	500	13,768
ESPEC Corp.	1,200	19,057
euglena Co. Ltd.(x)*	8,500	28,675
Exedy Corp.	500	14,634
EXEO Group, Inc.	6,116	68,504
Ezaki Glico Co. Ltd.	900	27,752
FALCO HOLDINGS Co. Ltd.	600	9,293
FANUC Corp.	27,600	747,090
Fast Retailing Co. Ltd.	3,400	998,760
FCC Co. Ltd.	1,800	37,262
Feed One Co. Ltd.	1,504	8,754
FIDEA Holdings Co. Ltd.	700	7,089
Financial Partners Group Co. Ltd.	1,800	27,590
FINDEX, Inc.	1,700	7,945
Food & Life Cos. Ltd.	3,200	94,961
Foster Electric Co. Ltd.	1,100	9,490
FP Corp.	800	15,046
France Bed Holdings Co. Ltd.(x)	1,600	13,910
Fudo Tetra Corp.(x)	980	14,538
Fuji Co. Ltd.	1,300	18,808
Fuji Corp.	1,700	23,717
Fuji Corp. Ltd.	1,200	5,552
Fuji Electric Co. Ltd.	3,600	151,114
Fuji Kyuko Co. Ltd.(x)	1,500	22,462
Fuji Media Holdings, Inc.	5,200	88,475
Fuji Oil Co. Ltd.	3,300	6,710
Fuji Oil Co. Ltd./Osaka(x)	1,600	32,664
Fuji Seal International, Inc.	2,400	41,827
Fuji Soft, Inc.(x)	1,300	85,112
Fujibo Holdings, Inc.	500	16,418
Fujicco Co. Ltd.	1,000	10,661
FUJIFILM Holdings Corp.	34,210	648,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fujikura Composites, Inc.	800	$7,398
Fujikura Kasei Co. Ltd.	1,600	5,462
Fujikura Ltd.	6,700	241,127
Fujimi, Inc.	1,800	22,706
Fujita Kanko, Inc.	300	19,381
Fujitec Co. Ltd.(x)	1,400	55,136
Fujitsu General Ltd.	2,000	36,909
Fujitsu Ltd.	185,900	3,657,516
Fujiya Co. Ltd.	700	11,168
FuKoKu Co. Ltd.	500	5,560
Fukuda Corp.	200	6,934
Fukui Bank Ltd. (The)	1,000	11,987
Fukui Computer Holdings, Inc.	400	9,041
Fukuoka Financial Group, Inc.	4,784	125,381
Fukuyama Transporting Co. Ltd.(x)	400	9,641
FULLCAST Holdings Co. Ltd.	1,000	10,494
Funai Soken Holdings, Inc.	2,340	35,914
Furukawa Co. Ltd.	100	1,393
Furukawa Electric Co. Ltd.(x)	2,300	75,598
Fuso Pharmaceutical Industries Ltd.	400	6,512
Futaba Corp.	2,100	7,491
Futaba Industrial Co. Ltd.	3,500	18,155
Future Corp.	2,000	23,135
Fuyo General Lease Co. Ltd.(x)	1,800	46,311
G-7 Holdings, Inc.	1,200	10,577
Gakken Holdings Co. Ltd.	2,000	13,161
Gakujo Co. Ltd.	400	4,827
Galilei Co. Ltd.(x)	1,200	22,041
Gecoss Corp.	800	5,531
Genki Global Dining Concepts Corp.	600	13,561
Geo Holdings Corp.	300	3,628
giftee, Inc.	1,900	18,647
GLOBERIDE, Inc.	1,000	12,801
Glory Ltd.(x)	200	3,502
GMO internet group, Inc.	1,600	32,749
GMO Payment Gateway, Inc.(x)	1,500	79,245
Godo Steel Ltd.(x)	700	18,038
Goldcrest Co. Ltd.	1,100	22,772
Goldwin, Inc.(x)	1,300	71,583
GREE Holdings, Inc.	5,100	19,993
GS Yuasa Corp.	1,300	20,650
GSI Creos Corp.	600	7,937
Gun-Ei Chemical Industry Co. Ltd.	300	5,968
GungHo Online Entertainment, Inc.	1,100	21,418
Gunma Bank Ltd. (The)	9,700	79,642
Gunze Ltd.	1,600	28,098
Gurunavi, Inc.*	2,000	3,947
H.U. Group Holdings, Inc.(x)	2,900	53,064
H2O Retailing Corp.(x)	2,660	40,098
Hachijuni Bank Ltd. (The)	15,816	111,352
Hakudo Co. Ltd.	400	5,896
Hakuhodo DY Holdings, Inc.(x)	7,400	53,382
Hakuto Co. Ltd.(x)	700	19,205
Hamakyorex Co. Ltd.	2,400	20,593
Hamamatsu Photonics KK(x)	10,400	100,991
Hankyu Hanshin Holdings, Inc.	7,100	190,529
Hanwa Co. Ltd.	1,300	42,383
Happinet Corp.	600	20,561
Hard Off Corp. Co. Ltd.	500	6,057
Harima Chemicals Group, Inc.	1,100	6,234
Haseko Corp.	5,100	66,814
Hazama Ando Corp.	4,020	36,611
Heiwa Corp.(x)	1,820	28,442
Heiwa Real Estate Co. Ltd.(x)	700	21,935
Heiwado Co. Ltd.	2,100	35,562
Hibiya Engineering Ltd.	400	8,334
Hiday Hidaka Corp.	1,640	30,167
Hikari Tsushin, Inc.(x)	700	179,912
Hino Motors Ltd.*	4,200	11,741
Hirakawa Hewtech Corp.	420	3,766
Hirogin Holdings, Inc.	5,900	47,656
Hirose Electric Co. Ltd.	723	83,151
HIS Co. Ltd.*	3,100	29,514
Hisaka Works Ltd.	1,000	6,600
Hisamitsu Pharmaceutical Co., Inc.	600	16,189
Hitachi Construction Machinery Co. Ltd.	2,700	71,051
Hitachi Ltd.	147,740	3,406,127
Hochiki Corp.	1,000	16,774
Hodogaya Chemical Co. Ltd.	400	4,163
Hokkaido Electric Power Co., Inc.	7,100	36,033
Hokkaido Gas Co. Ltd.	2,000	6,747
Hokkan Holdings Ltd.	600	6,640
Hokko Chemical Industry Co. Ltd.	1,000	8,567
Hokkoku Financial Holdings, Inc.(x)	500	19,568
Hokuetsu Corp.(x)	2,300	18,739
Hokuhoku Financial Group, Inc.(x)	2,900	49,651
Hokuriku Electric Power Co.	3,300	18,351
Hokuto Corp.	1,400	17,417
Honda Motor Co. Ltd.(x)	134,900	1,207,435
Honeys Holdings Co. Ltd.	1,080	11,866
Hoosiers Holdings Co. Ltd.	2,000	14,628
Horiba Ltd.	900	59,686
Hoshizaki Corp.	4,000	153,930
Hosiden Corp.	600	7,949
Hosokawa Micron Corp.(x)	800	21,655
House Foods Group, Inc.	1,400	25,421
Hoya Corp.	11,200	1,252,990
Hulic Co. Ltd.	14,800	141,793
Hyakugo Bank Ltd. (The)(x)	4,000	19,601
Hyakujushi Bank Ltd. (The)	1,400	32,436
Ibiden Co. Ltd.	2,900	77,126
Ichibanya Co. Ltd.	4,000	24,722
Ichigo, Inc.	10,100	25,992
Ichikoh Industries Ltd.	2,000	5,614
Ichinen Holdings Co. Ltd.	1,300	14,500
Ichiyoshi Securities Co. Ltd.(x)	2,700	13,573
Icom, Inc.	600	11,005
Idec Corp.(x)	1,400	22,794
Idemitsu Kosan Co. Ltd.(x)	26,710	187,517
IDOM, Inc.	3,300	26,270
IHI Corp.(x)	4,600	316,501
Iida Group Holdings Co. Ltd.(x)	5,976	90,861
Iino Kaiun Kaisha Ltd.(x)	400	2,659
Inaba Denki Sangyo Co. Ltd.(x)	1,500	38,003
Inaba Seisakusho Co. Ltd.	600	6,732
Inabata & Co. Ltd.	1,600	33,816
Ines Corp.	1,600	17,633
I-Net Corp.	550	6,883
Infomart Corp.	6,800	16,004
INFRONEER Holdings, Inc.(x)	6,012	48,400
Inpex Corp.	25,500	349,798
Intage Holdings, Inc.	300	3,356
Integrated Design & Engineering Holdings Co. Ltd.	100	4,314
Internet Initiative Japan, Inc.	2,900	50,251
Inui Global Logistics Co. Ltd.(x)	490	4,404
I’rom Group Co. Ltd.*	300	5,572
Iseki & Co. Ltd.	1,300	9,387
Isetan Mitsukoshi Holdings Ltd.(x)	8,400	119,820
Ishihara Sangyo Kaisha Ltd.	2,100	24,978
Isuzu Motors Ltd.(x)	16,700	224,519
Itfor, Inc.	1,300	12,871
Ito En Ltd.	2,100	44,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.(x)	39,900	$1,835,788
Itochu Enex Co. Ltd.	2,700	28,856
Itochu-Shokuhin Co. Ltd.	300	15,041
Itoham Yonekyu Holdings, Inc.	14	391
Itoki Corp.	2,600	28,446
IwaiCosmo Holdings, Inc.	1,100	17,645
Iwatani Corp.(x)	5,600	55,798
Iyogin Holdings, Inc.(x)	5,600	65,636
Izumi Co. Ltd.	1,700	35,861
J Front Retailing Co. Ltd.	6,600	81,009
Jaccs Co. Ltd.	700	18,225
JAFCO Group Co. Ltd.(x)	2,200	30,399
JANOME Corp.	1,200	8,321
Japan Airlines Co. Ltd.	13,000	221,578
Japan Airport Terminal Co. Ltd.	2,100	57,572
Japan Aviation Electronics Industry Ltd.	1,700	29,571
Japan Cash Machine Co. Ltd.(x)	1,100	7,392
Japan Communications, Inc.*	1,100	1,041
Japan Display, Inc.(x)*	17,300	1,961
Japan Electronic Materials Corp.(x)	500	6,024
Japan Elevator Service Holdings Co. Ltd.	2,200	40,131
Japan Exchange Group, Inc.	33,900	345,238
Japan Lifeline Co. Ltd.	1,800	18,337
Japan Material Co. Ltd.	1,900	15,378
Japan Medical Dynamic Marketing, Inc.	1,000	3,800
Japan Petroleum Exploration Co. Ltd.(x)	2,900	22,486
Japan Post Bank Co. Ltd.(x)	47,300	474,924
Japan Post Holdings Co. Ltd.	64,000	637,056
Japan Post Insurance Co. Ltd.(x)	6,600	133,593
Japan Property Management Center Co. Ltd.	200	1,587
Japan Securities Finance Co. Ltd.	2,346	27,935
Japan Steel Works Ltd. (The)(x)	1,700	59,345
Japan Tobacco, Inc.	34,100	935,312
Japan Transcity Corp.	2,000	11,841
Japan Wool Textile Co. Ltd. (The)	400	4,142
JBCC Holdings, Inc.	4,000	29,362
JCR Pharmaceuticals Co. Ltd.	3,500	11,294
JCU Corp.	800	17,228
Jeol Ltd.(x)	1,200	36,642
JFE Holdings, Inc.(x)	16,744	204,235
JGC Holdings Corp.	6,600	51,769
JINS Holdings, Inc.	500	23,135
JK Holdings Co. Ltd.	1,100	7,378
JMDC, Inc.*	800	14,721
JMS Co. Ltd.	500	1,537
J-Oil Mills, Inc.(x)	1,000	13,521
Joshin Denki Co. Ltd.	1,000	14,221
JSP Corp.	800	10,934
JTEKT Corp.(x)	3,400	25,558
Juki Corp.*	1,400	3,780
Juroku Financial Group, Inc.(x)	400	12,881
Justsystems Corp.	900	20,221
JVCKenwood Corp.(x)	5,800	48,607
K&O Energy Group, Inc.	500	9,971
Kadokawa Corp.	3,468	82,174
Kaga Electronics Co. Ltd.	800	14,390
Kagome Co. Ltd.	2,100	41,128
Kajima Corp.(x)	11,800	239,792
Kakaku.com, Inc.(x)	5,200	73,966
Kaken Pharmaceutical Co. Ltd.	500	14,938
Kamei Corp.	1,000	13,181
Kamigumi Co. Ltd.	1,900	44,260
Kanaden Corp.	1,000	9,821
Kanadevia Corp.(x)	5,300	32,332
Kanagawa Chuo Kotsu Co. Ltd.	200	4,914
Kanamoto Co. Ltd.	1,000	21,601
Kandenko Co. Ltd.	2,900	51,797
Kaneka Corp.	400	10,155
Kanematsu Corp.(x)	2,500	41,969
Kansai Electric Power Co., Inc. (The)	27,900	329,707
Kansai Paint Co. Ltd.	5,700	81,135
Kanto Denka Kogyo Co. Ltd.(x)	2,000	11,587
Kao Corp.	14,000	604,187
Kappa Create Co. Ltd.(x)*	1,800	17,173
Kasumigaseki Capital Co. Ltd.(x)	400	34,029
Katakura Industries Co. Ltd.	1,400	20,628
Katitas Co. Ltd.	1,700	22,396
Kato Sangyo Co. Ltd.	100	3,287
KAWADA TECHNOLOGIES, Inc.	600	11,601
Kawai Musical Instruments Manufacturing Co. Ltd.(x)	400	7,609
Kawasaki Heavy Industries Ltd.(x)	4,300	255,953
Kawasaki Kisen Kaisha Ltd.(x)	13,691	184,704
KDDI Corp.	84,000	1,321,408
KeePer Technical Laboratory Co. Ltd.(x)	400	10,067
Keihan Holdings Co. Ltd.(x)	3,200	69,466
Keihanshin Building Co. Ltd.	1,400	12,694
Keikyu Corp.	8,400	84,734
Keio Corp.(x)	3,600	91,374
Keisei Electric Railway Co. Ltd.(x)	8,792	78,987
Keiyo Bank Ltd. (The)(x)	2,500	14,951
Kewpie Corp.	2,400	46,723
Key Coffee, Inc.(x)	1,200	16,337
Keyence Corp.	5,660	2,206,792
KH Neochem Co. Ltd.	1,500	25,182
Kikkoman Corp.	18,600	178,696
Kimura Chemical Plants Co. Ltd.	1,100	5,339
Kinden Corp.(x)	3,500	78,172
King Jim Co. Ltd.	1,000	5,740
Kintetsu Department Store Co. Ltd.	100	1,463
Kintetsu Group Holdings Co. Ltd.(x)	6,600	140,369
Kioxia Holdings Corp.*	2,600	41,395
Kirin Holdings Co. Ltd.	23,400	324,112
Kisoji Co. Ltd.(x)	1,400	19,891
Kissei Pharmaceutical Co. Ltd.	1,200	30,762
Ki-Star Real Estate Co. Ltd.(x)	900	27,182
Kitagawa Corp.	500	4,027
Kita-Nippon Bank Ltd. (The)(x)	300	6,420
Kitz Corp.	800	6,208
Kiyo Bank Ltd. (The)(x)	1,900	29,161
KNT-CT Holdings Co. Ltd.*	400	3,112
Koa Corp.(x)	1,500	9,351
Koatsu Gas Kogyo Co. Ltd.	1,000	5,920
Kobayashi Pharmaceutical Co. Ltd.	1,700	64,276
Kobe Bussan Co. Ltd.	4,600	108,077
Kobe Steel Ltd.	12,900	148,790
Koei Tecmo Holdings Co. Ltd.(x)	3,524	46,203
Kohnan Shoji Co. Ltd.	1,100	27,428
Kohsoku Corp.	700	9,558
Koito Manufacturing Co. Ltd.	6,300	77,180
Kojima Co. Ltd.	1,500	10,771
Kokusai Electric Corp.(x)	3,100	50,079
Kokuyo Co. Ltd.	1,500	28,542
Komatsu Ltd.	159,790	4,587,344
Komatsu Matere Co. Ltd.(x)	2,000	10,481
Komatsu Wall Industry Co. Ltd.	800	7,841
KOMEDA Holdings Co. Ltd.	1,400	26,723
Komeri Co. Ltd.	100	1,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Komori Corp.	3,400	$27,633
Konami Group Corp.	2,300	269,578
Konica Minolta, Inc.*	16,600	55,680
Kosaido Holdings Co. Ltd.(x)	4,500	15,631
Kose Corp.(x)	1,500	62,204
Kotobuki Spirits Co. Ltd.	4,000	64,804
Kourakuen Corp.*	700	4,821
Krosaki Harima Corp.	800	13,654
KRS Corp.	600	7,092
K’s Holdings Corp.	2,300	20,878
Kubota Corp.	29,300	357,679
Kumagai Gumi Co. Ltd.	1,000	26,868
Kumiai Chemical Industry Co. Ltd.	1,340	7,397
Kura Sushi, Inc.	1,200	25,202
Kurabo Industries Ltd.	200	7,947
Kuraray Co. Ltd.	8,200	100,183
Kureha Corp.(x)	600	11,033
Kurimoto Ltd.	600	18,241
Kurita Water Industries Ltd.	3,500	107,107
Kusuri no Aoki Holdings Co. Ltd.	2,400	54,404
KYB Corp.(x)	1,400	27,433
Kyocera Corp.(x)	36,900	412,200
Kyodo Printing Co. Ltd.	1,200	8,241
Kyoei Steel Ltd.	1,300	16,303
Kyokuto Boeki Kaisha Ltd.	400	4,174
Kyokuto Kaihatsu Kogyo Co. Ltd.	600	9,477
Kyokuto Securities Co. Ltd.	1,600	15,510
Kyokuyo Co. Ltd.	500	13,834
Kyorin Pharmaceutical Co. Ltd.	400	4,006
Kyoritsu Maintenance Co. Ltd.(x)	800	16,598
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,520
Kyoto Financial Group, Inc.	6,800	103,163
Kyowa Kirin Co. Ltd.	6,800	98,516
Kyudenko Corp.(x)	1,200	38,483
Kyushu Electric Power Co., Inc.	13,800	120,114
Kyushu Financial Group, Inc.	5,970	29,291
Kyushu Railway Co.	4,100	99,773
LAND Co. Ltd.*	1,300	61
Lasertec Corp.	2,200	185,986
LEC, Inc.	1,200	9,513
Leopalace21 Corp.	7,300	28,423
Life Corp.	1,400	18,043
Link And Motivation, Inc.	5,900	20,533
Lintec Corp.	900	16,537
Lion Corp.	6,100	72,086
Lixil Corp.(x)	9,140	105,269
Look Holdings, Inc.	400	6,275
LY Corp.(x)	94,600	319,328
M&A Capital Partners Co. Ltd.	900	16,771
M3, Inc.(x)*	11,500	130,495
Mabuchi Motor Co. Ltd.	3,200	48,878
Macnica Holdings, Inc.(x)	3,150	40,459
Maezawa Kasei Industries Co. Ltd.	900	11,011
Maezawa Kyuso Industries Co. Ltd.	800	6,843
Makino Milling Machine Co. Ltd.	500	38,903
Makita Corp.	7,200	236,416
Management Solutions Co. Ltd.	300	3,550
Mandom Corp.	1,400	12,321
Mani, Inc.	3,300	28,767
Mars Group Holdings Corp.	600	12,621
Marubeni Corp.	49,500	785,287
Marubun Corp.	900	5,940
Marudai Food Co. Ltd.	1,200	13,601
Maruha Nichiro Corp.	1,300	28,264
Marui Group Co. Ltd.	2,800	50,394
Maruichi Steel Tube Ltd.	1,800	39,939
Marusan Securities Co. Ltd.(x)	3,900	23,480
Maruwa Co. Ltd.	200	40,429
Maruzen Showa Unyu Co. Ltd.	800	32,055
Matsuda Sangyo Co. Ltd.	800	18,535
Matsui Construction Co. Ltd.	1,000	5,934
Matsui Securities Co. Ltd.(x)	1,000	5,080
MatsukiyoCocokara & Co.(x)	10,260	160,101
Matsuya Co. Ltd.	2,200	15,606
Matsuyafoods Holdings Co. Ltd.	500	19,768
Max Co. Ltd.	700	19,811
Mazda Motor Corp.(x)	19,300	121,238
Mebuki Financial Group, Inc.	24,660	119,313
MEC Co. Ltd.	800	12,251
Medical System Network Co. Ltd.	400	1,048
Medipal Holdings Corp.	5,700	88,736
Medley, Inc.*	900	18,181
Megachips Corp.	300	8,771
Megmilk Snow Brand Co. Ltd.	400	6,840
Meidensha Corp.	800	23,015
Meiji Holdings Co. Ltd.	6,900	149,510
Meiko Electronics Co. Ltd.(x)	500	22,802
Meiko Network Japan Co. Ltd.	900	4,620
MEITEC Group Holdings, Inc.(x)	1,600	31,106
Meito Sangyo Co. Ltd.	600	7,981
Meiwa Corp.	900	4,176
Meiwa Estate Co. Ltd.	700	4,438
Melco Holdings, Inc.	600	8,841
Menicon Co. Ltd.	2,900	24,091
Mercari, Inc.*	3,600	56,524
Micronics Japan Co. Ltd.(x)	1,100	25,522
Midac Holdings Co. Ltd.(x)	1,500	20,701
Milbon Co. Ltd.	1,140	22,695
Minebea Mitsumi, Inc.(x)	10,737	155,590
Ministop Co. Ltd.	900	10,903
Mirait One Corp.	1,100	15,973
Mirarth Holdings, Inc.	4,400	14,844
MISUMI Group, Inc.	9,200	151,289
Mito Securities Co. Ltd.	3,000	10,581
Mitsuba Corp.	2,000	10,934
Mitsubishi Chemical Group Corp.	38,520	189,274
Mitsubishi Corp.	109,530	1,917,998
Mitsubishi Electric Corp.	57,700	1,046,363
Mitsubishi Estate Co. Ltd.	46,200	749,106
Mitsubishi Gas Chemical Co., Inc.(x)	4,500	69,770
Mitsubishi HC Capital, Inc.(x)	25,820	173,436
Mitsubishi Heavy Industries Ltd.	99,100	1,668,955
Mitsubishi Kakoki Kaisha Ltd.	900	8,131
Mitsubishi Logisnext Co. Ltd.	1,000	14,181
Mitsubishi Logistics Corp.(x)	6,000	38,683
Mitsubishi Materials Corp.	4,200	68,423
Mitsubishi Motors Corp.	26,200	71,426
Mitsubishi Pencil Co. Ltd.	100	1,690
Mitsubishi Research Institute, Inc.	400	12,521
Mitsubishi Shokuhin Co. Ltd.	200	6,540
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,617
Mitsubishi UFJ Financial Group, Inc.	362,600	4,861,581
Mitsuboshi Belting Ltd.	400	9,961
Mitsui & Co. Ltd.	87,300	1,629,418
Mitsui Chemicals, Inc.(x)	5,331	118,783
Mitsui DM Sugar Co. Ltd.	1,000	22,502
Mitsui E&S Co. Ltd.	3,400	37,266
Mitsui Fudosan Co. Ltd.	77,800	690,132
Mitsui High-Tec, Inc.(x)	4,000	18,455
Mitsui Matsushima Holdings Co. Ltd.(x)	800	21,201
Mitsui Mining & Smelting Co. Ltd.	1,600	46,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui OSK Lines Ltd.(x)	10,700	$370,102
Mitsui-Soko Holdings Co. Ltd.	400	21,228
Mitsuuroko Group Holdings Co. Ltd.	1,900	22,688
Miura Co. Ltd.	3,000	59,134
Miyaji Engineering Group, Inc.	1,600	19,031
Miyakoshi Holdings, Inc.*	300	2,546
Miyazaki Bank Ltd. (The)(x)	800	17,655
Mizuho Financial Group, Inc.	74,537	2,013,130
Mizuho Leasing Co. Ltd.	4,200	29,206
Mizuno Corp.	2,100	36,290
Mochida Pharmaceutical Co. Ltd.	1,000	21,201
Modec, Inc.	1,000	27,469
Monex Group, Inc.	7,000	32,856
Money Forward, Inc.*	700	18,691
Monogatari Corp. (The)	1,400	31,595
MonotaRO Co. Ltd.	7,700	143,615
Morinaga & Co. Ltd.(x)	1,800	30,062
Morinaga Milk Industry Co. Ltd.	1,000	20,768
Morita Holdings Corp.	2,000	27,629
Morozoff Ltd.	1,200	13,777
Mory Industries, Inc.	2,000	13,308
MOS Food Services, Inc.	100	2,440
MrMax Holdings Ltd.	1,200	5,296
MS&AD Insurance Group Holdings, Inc.	39,600	851,457
Murata Manufacturing Co. Ltd.	50,885	782,155
Musashi Seimitsu Industry Co. Ltd.(x)	1,100	17,939
Musashino Bank Ltd. (The)	300	6,520
Nabtesco Corp.	3,800	58,537
NAC Co. Ltd.	800	3,168
Nachi-Fujikoshi Corp.	500	11,384
Nagaileben Co. Ltd.	1,200	15,497
Nagano Keiki Co. Ltd.	800	10,198
Nagase & Co. Ltd.	2,200	38,921
Nagawa Co. Ltd.(x)	400	16,001
Nagoya Railroad Co. Ltd.(x)	7,800	90,642
Nakabayashi Co. Ltd.	1,000	3,407
Nakamuraya Co. Ltd.	300	6,260
Nakayama Steel Works Ltd.	600	2,960
Namura Shipbuilding Co. Ltd.	1,024	15,600
Nankai Electric Railway Co. Ltd.	1,300	21,239
Nanto Bank Ltd. (The)	1,100	28,969
Natori Co. Ltd.(x)	600	8,233
NEC Capital Solutions Ltd.	300	7,561
NEC Corp.	41,500	870,175
Net Protections Holdings, Inc.*	100	318
Neturen Co. Ltd.	1,700	10,971
Nexon Co. Ltd.	12,100	164,571
Nextage Co. Ltd.	2,000	20,175
NGK Insulators Ltd.	6,000	73,425
NH Foods Ltd.	2,200	73,514
NHK Spring Co. Ltd.(x)	5,700	61,032
Nichias Corp.	1,500	46,153
Nichiban Co. Ltd.	500	6,694
Nichicon Corp.	700	5,712
Nichiha Corp.	1,200	23,810
Nichirei Corp.	4,600	54,514
Nichireki Group Co. Ltd.	1,000	14,534
Nidec Corp.(x)	24,810	412,204
Nifco, Inc.	2,300	54,928
Nihon Chouzai Co. Ltd.	600	5,960
Nihon Dempa Kogyo Co. Ltd.	900	4,956
Nihon Kohden Corp.	5,200	69,459
Nihon M&A Center Holdings, Inc.	7,200	27,765
Nihon Nohyaku Co. Ltd.	2,000	9,894
Nihon Parkerizing Co. Ltd.	3,100	24,471
Nihon Trim Co. Ltd.	200	5,140
Nikko Co. Ltd.	1,000	4,574
Nikkon Holdings Co. Ltd.(x)	2,800	50,254
Nikon Corp.(x)	8,300	82,009
Nintendo Co. Ltd.	36,200	2,440,043
Nippn Corp.	2,000	28,935
Nippon Air Conditioning Services Co. Ltd.	1,200	7,961
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,655
Nippon Carbide Industries Co., Inc.	300	3,618
Nippon Carbon Co. Ltd.	600	16,681
Nippon Ceramic Co. Ltd.	800	15,308
Nippon Chemical Industrial Co. Ltd.	400	5,928
Nippon Chemi-Con Corp.*	700	4,205
Nippon Coke & Engineering Co. Ltd.*	10,000	5,734
Nippon Concrete Industries Co. Ltd.	1,000	2,280
Nippon Denko Co. Ltd.	5,000	9,334
Nippon Densetsu Kogyo Co. Ltd.	2,000	28,015
Nippon Electric Glass Co. Ltd.	1,800	41,847
Nippon Express Holdings, Inc.	6,900	125,128
Nippon Fine Chemical Co. Ltd.	1,000	13,341
Nippon Gas Co. Ltd.	3,300	49,085
Nippon Hume Corp.(x)	1,000	13,341
Nippon Kanzai Holdings Co. Ltd.	800	14,161
Nippon Kayaku Co. Ltd.	5,000	47,070
Nippon Light Metal Holdings Co. Ltd.	1,480	14,998
Nippon Paint Holdings Co. Ltd.	26,700	199,551
Nippon Paper Industries Co. Ltd.	2,800	18,817
Nippon Parking Development Co. Ltd.	13,000	20,628
Nippon Sanso Holdings Corp.(x)	5,600	168,534
Nippon Seisen Co. Ltd.	1,000	8,501
Nippon Sharyo Ltd.	400	5,424
Nippon Sheet Glass Co. Ltd.*	3,800	10,007
Nippon Shinyaku Co. Ltd.	1,700	43,092
Nippon Shokubai Co. Ltd.(x)	4,000	46,456
Nippon Signal Co. Ltd.	2,800	16,708
Nippon Soda Co. Ltd.(x)	800	15,484
Nippon Steel Corp.(x)	29,515	628,711
Nippon Telegraph & Telephone Corp.	1,670,300	1,611,390
Nippon Television Holdings, Inc.	5,300	107,915
Nippon Thompson Co. Ltd.(x)	4,000	12,961
Nippon Yakin Kogyo Co. Ltd.(x)	650	18,028
Nippon Yusen KK(x)	11,900	390,425
Nipro Corp.	4,700	42,569
Nishimatsu Construction Co. Ltd.	900	28,802
Nishimatsuya Chain Co. Ltd.	700	9,311
Nishi-Nippon Financial Holdings, Inc.	4,000	55,737
Nishi-Nippon Railroad Co. Ltd.	1,100	15,768
Nissan Chemical Corp.	2,900	85,923
Nissan Motor Co. Ltd.*	68,720	173,507
Nissan Shatai Co. Ltd.	900	6,186
Nissei Plastic Industrial Co. Ltd.	1,000	5,600
Nissha Co. Ltd.	2,200	20,021
Nisshin Group Holdings Co. Ltd.	2,600	8,893
Nisshin Seifun Group, Inc.	5,605	64,667
Nisshinbo Holdings, Inc.	4,468	27,105
Nissin Corp.	800	25,308
Nissin Foods Holdings Co. Ltd.(x)	6,200	126,199
Nissui Corp.	6,400	38,518
Niterra Co. Ltd.(x)	4,800	144,682
Nitori Holdings Co. Ltd.	2,300	227,408
Nitta Corp.	1,100	27,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nittetsu Mining Co. Ltd.(x)	600	$26,322
Nitto Boseki Co. Ltd.	1,000	27,735
Nitto Denko Corp.	17,700	322,752
Nitto Fuji Flour Milling Co. Ltd.	200	8,921
Nitto Kogyo Corp.	300	6,230
Nitto Kohki Co. Ltd.	700	8,587
Nitto Seiko Co. Ltd.	1,000	3,914
Nittoc Construction Co. Ltd.	750	5,150
NOF Corp.(x)	6,600	88,886
Nohmi Bosai Ltd.	1,000	21,335
Nojima Corp.(x)	3,100	52,290
NOK Corp.	2,900	42,333
Nomura Co. Ltd.	4,000	24,242
Nomura Holdings, Inc.	94,300	570,993
Nomura Micro Science Co. Ltd.(x)	1,100	17,623
Nomura Real Estate Holdings, Inc.(x)	14,000	81,299
Nomura Research Institute Ltd.(x)	12,109	390,420
Noritake Co. Ltd.	1,200	28,002
Noritsu Koki Co. Ltd.	1,100	34,652
Noritz Corp.	2,300	27,034
North Pacific Bank Ltd.	11,400	39,295
NPR-RIKEN Corp.(x)	1,208	20,078
NS Solutions Corp.(x)	2,000	51,123
NS United Kaiun Kaisha Ltd.	400	10,681
NSD Co. Ltd.	2,260	50,386
NSK Ltd.(x)	9,100	38,708
NSW, Inc.	400	7,881
NTN Corp.	13,000	21,027
NTT Data Group Corp.	14,800	264,592
Nxera Pharma Co. Ltd.(x)*	2,700	16,255
Obara Group, Inc.(x)	800	17,468
Obayashi Corp.	19,300	255,292
OBIC Business Consultants Co. Ltd.	1,200	57,996
Obic Co. Ltd.	9,400	270,049
Odakyu Electric Railway Co. Ltd.(x)	10,499	103,457
Oenon Holdings, Inc.	3,000	8,841
Ogaki Kyoritsu Bank Ltd. (The)	1,600	25,346
Ohara, Inc.	400	2,827
Ohashi Technica, Inc.	600	7,364
Ohsho Food Service Corp.(x)	1,800	38,583
Oiles Corp.	1,560	23,454
Oisix ra daichi, Inc.(x)*	2,200	19,684
Oita Bank Ltd. (The)	700	16,194
Oji Holdings Corp.	21,500	89,905
Okabe Co. Ltd.	2,700	15,373
Okamura Corp.	1,700	22,294
Okasan Securities Group, Inc.(x)	6,000	26,522
Oki Electric Industry Co. Ltd.	3,600	23,618
Okinawa Electric Power Co., Inc. (The)	2,273	13,881
Okinawa Financial Group, Inc.	1,080	18,476
OKUMA Corp.	600	13,641
Okumura Corp.(x)	300	8,491
Okura Industrial Co. Ltd.	600	15,561
Okuwa Co. Ltd.	1,000	5,734
Olympus Corp.(x)	32,300	419,390
Omron Corp.(x)	4,800	134,793
Ono Pharmaceutical Co. Ltd.(x)	12,400	132,482
Onoken Co. Ltd.	1,000	10,081
Onward Holdings Co. Ltd.	1,000	3,607
Open House Group Co. Ltd.	2,000	74,285
Open Up Group, Inc.	3,000	37,723
Optex Group Co. Ltd.	1,600	18,519
Optorun Co. Ltd.	1,000	10,174
Oracle Corp.	1,000	104,374
Organo Corp.	700	29,729
Orient Corp.	1,650	8,691
Oriental Land Co. Ltd.(x)	33,200	651,870
Oriental Shiraishi Corp.	450	1,098
ORIX Corp.	33,600	690,862
Osaka Gas Co. Ltd.	10,600	239,081
Osaka Soda Co. Ltd.	500	5,414
Osaka Steel Co. Ltd.(x)	800	15,153
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	14,110
Osaki Electric Co. Ltd.	1,000	5,360
OSG Corp.	2,200	23,923
Otsuka Corp.	6,600	142,393
Otsuka Holdings Co. Ltd.	14,200	734,000
Oyo Corp.	1,200	22,177
Pacific Industrial Co. Ltd.	2,000	18,321
Pacific Metals Co. Ltd.(x)	899	10,243
Pack Corp. (The)	900	20,281
PAL GROUP Holdings Co. Ltd.	800	16,241
PALTAC Corp.	1,050	27,855
Pan Pacific International Holdings Corp.	12,200	332,594
Panasonic Holdings Corp.	67,885	801,775
Park24 Co. Ltd.	4,000	54,870
Pasona Group, Inc.	1,000	14,328
Pegasus Co. Ltd.	1,200	4,200
Penta-Ocean Construction Co. Ltd.(x)	2,700	12,802
PeptiDream, Inc.*	3,500	50,800
Persol Holdings Co. Ltd.	61,800	102,142
Pharma Foods International Co. Ltd.	700	4,168
PIA Corp.*	300	5,294
Pigeon Corp.	4,300	52,707
PILLAR Corp.	1,000	22,168
Pilot Corp.	1,100	30,413
Piolax, Inc.	1,500	23,842
Pola Orbis Holdings, Inc.	3,000	25,452
Premium Group Co. Ltd.	600	8,321
Press Kogyo Co. Ltd.	5,000	18,635
Prima Meat Packers Ltd.	1,400	20,740
Procrea Holdings, Inc.(x)	1,176	13,329
Pronexus, Inc.	1,300	10,834
PS Construction Co. Ltd.	800	7,851
Raito Kogyo Co. Ltd.	800	13,132
Raiznext Corp.	200	2,016
Raksul, Inc.	2,200	14,814
Rakus Co. Ltd.	2,000	26,668
Rakuten Bank Ltd.*	2,800	120,109
Rakuten Group, Inc.*	43,600	247,461
Rasa Corp.	500	4,940
Rasa Industries Ltd.	400	7,419
Recruit Holdings Co. Ltd.	46,000	2,348,303
Relo Group, Inc.	3,600	44,463
Renaissance, Inc.(x)	500	3,494
Renesas Electronics Corp.	43,200	572,438
Rengo Co. Ltd.	300	1,585
RENOVA, Inc.(x)*	2,800	11,779
Resona Holdings, Inc.	68,700	589,485
Resonac Holdings Corp.	5,000	98,873
Resorttrust, Inc.	3,800	36,774
Restar Corp.	700	10,687
Rheon Automatic Machinery Co. Ltd.	1,000	8,387
Ricoh Co. Ltd.(x)	16,400	172,430
Ricoh Leasing Co. Ltd.	800	29,229
Riken Keiki Co. Ltd.	700	12,017
Riken Technos Corp.	2,000	13,908
Ringer Hut Co. Ltd.	900	13,795
Rinnai Corp.	3,500	80,645
Riso Kagaku Corp.	800	6,646
Riso Kyoiku Co. Ltd.	3,900	6,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rock Field Co. Ltd.(x)	1,200	$12,689
Rohm Co. Ltd.	9,600	91,430
Rohto Pharmaceutical Co. Ltd.	6,600	98,413
Rorze Corp.	4,000	37,349
Round One Corp.	4,900	32,179
Royal Holdings Co. Ltd.	1,800	30,650
Ryobi Ltd.	1,400	20,889
Ryoden Corp.	500	8,374
Ryohin Keikaku Co. Ltd.	7,100	192,233
Ryoyo Ryosan Holdings, Inc.	1,224	19,928
S Foods, Inc.	500	8,294
Sagami Holdings Corp.(x)	1,000	10,974
Saibu Gas Holdings Co. Ltd.	1,300	14,812
Saizeriya Co. Ltd.	600	17,121
Sakai Chemical Industry Co. Ltd.	800	14,449
Sakai Heavy Industries Ltd.	400	5,712
Sakai Moving Service Co. Ltd.	800	13,302
Sakata INX Corp.	2,000	25,575
Sakata Seed Corp.	1,100	24,752
Sakura Internet, Inc.(x)	1,000	24,535
Sala Corp.	1,000	5,760
San Holdings, Inc.	800	6,336
San ju San Financial Group, Inc.	990	15,617
San-A Co. Ltd.	1,600	33,496
San-Ai Obbli Co. Ltd.(x)	2,000	22,962
Sangetsu Corp.	1,800	34,898
San-In Godo Bank Ltd. (The)(x)	3,400	29,401
Sanix Holdings, Inc.*	1,800	2,868
Sanken Electric Co. Ltd.(x)*	400	17,945
Sanki Engineering Co. Ltd.(x)	1,400	31,502
Sankyo Co. Ltd.(x)	6,400	92,742
Sankyo Seiko Co. Ltd.	2,000	8,214
Sankyo Tateyama, Inc.	1,700	6,891
Sankyu, Inc.	800	32,706
Sanoh Industrial Co. Ltd.	1,400	6,160
Sanrio Co. Ltd.	4,900	224,435
Sansan, Inc.*	1,100	14,037
Sanshin Electronics Co. Ltd.	1,500	20,531
Santen Pharmaceutical Co. Ltd.	10,700	101,157
Sanwa Holdings Corp.	5,300	168,516
Sanyo Chemical Industries Ltd.	600	15,601
Sanyo Shokai Ltd.	600	10,949
Sanyo Special Steel Co. Ltd.(x)	1,200	21,889
Sapporo Holdings Ltd.	1,800	91,542
Sato Holdings Corp.	1,200	16,881
Sato Shoji Corp.	1,000	9,901
Satori Electric Co. Ltd.	900	10,243
Sawai Group Holdings Co. Ltd.	2,400	31,706
SBI ARUHI Corp.	2,100	11,831
SBI Holdings, Inc.	9,260	245,900
SCREEN Holdings Co. Ltd.(x)	2,400	153,530
Scroll Corp.	1,700	11,459
SCSK Corp.(x)	4,596	113,069
Secom Co. Ltd.	12,200	413,770
Sega Sammy Holdings, Inc.	5,000	95,890
Seibu Holdings, Inc.(x)	6,900	151,902
Seikagaku Corp.	2,400	11,825
Seikitokyu Kogyo Co. Ltd.	600	6,052
Seiko Epson Corp.	6,800	108,195
Seiko Group Corp.(x)	1,200	33,082
Seino Holdings Co. Ltd.(x)	1,300	19,987
Seiren Co. Ltd.	1,300	21,235
Sekisui Chemical Co. Ltd.	11,700	198,484
Sekisui House Ltd.	16,600	369,651
Sekisui Jushi Corp.	1,000	12,761
Sekisui Kasei Co. Ltd.	1,000	2,373
Senko Group Holdings Co. Ltd.	4,000	40,216
Senshu Ikeda Holdings, Inc.(x)	6,880	19,953
Senshukai Co. Ltd.(x)*	2,200	3,975
Seven & i Holdings Co. Ltd.	64,408	928,825
Seven Bank Ltd.	20,200	37,709
SG Holdings Co. Ltd.	10,200	101,735
Sharp Corp.*	8,300	52,238
Shibaura Mechatronics Corp.	600	28,162
Shibusawa Logistics Corp.	600	12,961
Shibuya Corp.	700	14,934
SHIFT, Inc.*	7,500	57,529
Shiga Bank Ltd. (The)(x)	200	7,014
Shikoku Bank Ltd. (The)	1,600	12,833
Shikoku Electric Power Co., Inc.(x)	2,700	20,836
Shikoku Kasei Holdings Corp.	1,000	12,247
Shima Seiki Manufacturing Ltd.	900	5,436
Shimadaya Corp.	600	6,676
Shimadzu Corp.	8,200	203,920
Shimamura Co. Ltd.	1,500	85,636
Shimano, Inc.	2,500	349,773
Shimizu Bank Ltd. (The)	400	4,008
Shimizu Corp.	15,800	139,418
Shimojima Co. Ltd.	800	6,667
Shin Nippon Air Technologies Co. Ltd.(x)	1,800	20,953
Shin Nippon Biomedical Laboratories Ltd.	700	6,678
Shinagawa Refractories Co. Ltd.(x)	1,500	16,941
Shindengen Electric Manufacturing Co. Ltd.	400	5,406
Shin-Etsu Chemical Co. Ltd.	50,300	1,420,567
Shin-Etsu Polymer Co. Ltd.	2,500	25,018
Shinko Shoji Co. Ltd.	2,200	13,216
Shinmaywa Industries Ltd.	1,800	16,813
Shinnihon Corp.	1,600	16,673
Shinsho Corp.	900	11,485
Shinwa Co. Ltd.	600	11,577
Shionogi & Co. Ltd.	18,900	283,015
Ship Healthcare Holdings, Inc.	3,100	41,419
Shiseido Co. Ltd.	11,600	218,095
Shizuoka Financial Group, Inc.(x)	10,500	113,618
Shizuoka Gas Co. Ltd.	3,000	22,622
SHO-BOND Holdings Co. Ltd.	1,000	31,822
Shochiku Co. Ltd.	400	32,829
Shoei Co. Ltd.	1,600	18,124
Showa Sangyo Co. Ltd.(x)	1,000	18,901
Siix Corp.	1,400	10,183
Simplex Holdings, Inc.(x)	1,900	35,342
Sinanen Holdings Co. Ltd.	400	15,894
Sinfonia Technology Co. Ltd.	600	23,922
Sinko Industries Ltd.	600	4,816
Sintokogio Ltd.	2,600	14,422
SKY Perfect JSAT Holdings, Inc.	3,600	28,154
Skylark Holdings Co. Ltd.	8,300	165,956
SMC Corp.	1,600	566,118
SMK Corp.	300	4,800
SMS Co. Ltd.(x)	2,800	21,020
Socionext, Inc.(x)	4,700	55,918
Soda Nikka Co. Ltd.	1,000	6,867
SoftBank Corp.	913,700	1,269,519
SoftBank Group Corp.	27,712	1,381,812
Sohgo Security Services Co. Ltd.(x)	9,900	74,057
Sojitz Corp.(x)	7,200	157,547
Sompo Holdings, Inc.(x)	26,350	794,242
Sony Group Corp.	196,600	4,934,989
Sotetsu Holdings, Inc.	3,000	43,783
SPK Corp.	400	5,539
S-Pool, Inc.	3,800	7,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Square Enix Holdings Co. Ltd.	2,600	$120,544
SRA Holdings	600	17,401
ST Corp.	600	5,888
St Marc Holdings Co. Ltd.	800	12,347
Stanley Electric Co. Ltd.	3,700	69,207
Starzen Co. Ltd.	2,400	14,897
Stella Chemifa Corp.	500	12,868
Strike Co. Ltd.	700	13,917
Studio Alice Co. Ltd.	500	6,834
Subaru Corp.	17,200	303,314
Sugi Holdings Co. Ltd.	3,000	56,264
Sugimoto & Co. Ltd.	1,200	10,089
SUMCO Corp.(x)	10,700	71,873
Sumida Corp.	700	4,518
Sumiseki Holdings, Inc.(x)	1,000	4,887
Sumitomo Bakelite Co. Ltd.	1,300	28,871
Sumitomo Chemical Co. Ltd.	44,800	107,945
Sumitomo Corp.(x)	36,080	811,132
Sumitomo Electric Industries Ltd.	20,300	333,754
Sumitomo Forestry Co. Ltd.	4,800	144,298
Sumitomo Heavy Industries Ltd.	3,900	79,305
Sumitomo Metal Mining Co. Ltd.(x)	7,800	168,751
Sumitomo Mitsui Construction Co. Ltd.	7,200	20,017
Sumitomo Mitsui Financial Group, Inc.	115,350	2,918,550
Sumitomo Mitsui Trust Group, Inc.	19,882	493,106
Sumitomo Osaka Cement Co. Ltd.(x)	200	4,800
Sumitomo Pharma Co. Ltd.(x)*	4,700	22,844
Sumitomo Realty & Development Co. Ltd.(x)	9,700	361,705
Sumitomo Riko Co. Ltd.(x)	2,000	23,202
Sumitomo Rubber Industries Ltd.	4,484	56,293
Sumitomo Seika Chemicals Co. Ltd.(x)	400	13,334
Sumitomo Warehouse Co. Ltd. (The)	1,800	33,158
Sun Frontier Fudousan Co. Ltd.	1,000	13,061
Sundrug Co. Ltd.	2,300	64,542
Suntory Beverage & Food Ltd.	3,800	125,358
Sun-Wa Technos Corp.	600	8,497
Suruga Bank Ltd.(x)	5,500	49,283
Suzuden Corp.	300	3,784
Suzuken Co. Ltd.	1,990	65,542
Suzuki Motor Corp.	44,000	530,969
SWCC Corp.	500	20,635
Sysmex Corp.(x)	14,700	278,045
Systena Corp.	4,900	11,793
T Hasegawa Co. Ltd.	1,600	30,018
T RAD Co. Ltd.	400	9,747
T&D Holdings, Inc.	15,100	319,537
Tachibana Eletech Co. Ltd.	840	13,458
Tachi-S Co. Ltd.	1,600	18,316
Tadano Ltd.	600	4,288
Taihei Dengyo Kaisha Ltd.	500	15,934
Taiheiyo Cement Corp.(x)	3,278	85,168
Taiho Kogyo Co. Ltd.	800	3,168
Taiko Pharmaceutical Co. Ltd.*	1,200	2,248
Taisei Corp.	5,000	220,315
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	300	4,976
Taiyo Holdings Co. Ltd.	300	9,641
Taiyo Yuden Co. Ltd.(x)	2,700	44,409
Takachiho Koheki Co. Ltd.(x)	500	13,068
Takamatsu Construction Group Co. Ltd.	1,000	18,448
Takaoka Toko Co. Ltd.	400	5,582
Takara & Co. Ltd.	700	15,401
Takara Holdings, Inc.	1,400	10,692
Takara Standard Co. Ltd.	2,500	29,285
Takasago Thermal Engineering Co. Ltd.	1,100	40,717
Takashimaya Co. Ltd.	6,800	54,857
Take And Give Needs Co. Ltd.	600	3,636
Takeda Pharmaceutical Co. Ltd.(x)	50,800	1,494,636
Takeuchi Manufacturing Co. Ltd.(x)	900	30,542
Takuma Co. Ltd.(x)	1,300	15,904
Tamron Co. Ltd.	800	18,455
Tamura Corp.	3,000	10,161
Tanseisha Co. Ltd.	1,950	14,626
Tayca Corp.	1,000	8,887
TBS Holdings, Inc.	2,500	71,071
TDC Soft, Inc.	1,600	13,580
TDK Corp.	50,200	517,429
TechMatrix Corp.	2,400	31,538
TechnoPro Holdings, Inc.	2,900	63,804
Teijin Ltd.	5,200	45,434
Teikoku Electric Manufacturing Co. Ltd.	800	15,590
Teikoku Sen-I Co. Ltd.	1,000	17,121
Teikoku Tsushin Kogyo Co. Ltd.	400	6,358
Tekken Corp.	800	13,308
Tenma Corp.	1,100	26,182
TerraSky Co. Ltd.*	1,100	14,968
Terumo Corp.	38,100	710,485
THK Co. Ltd.	2,800	67,765
TIS, Inc.(x)	5,600	154,346
Toa Corp./Hyogo	1,000	6,167
Toa Corp./Tokyo	600	5,188
TOA ROAD Corp.	2,000	19,121
Toagosei Co. Ltd.	600	5,644
TOBISHIMA HOLDINGS, Inc.	800	8,774
Tobu Railway Co. Ltd.	5,800	98,626
TOC Co. Ltd.	4,700	20,180
Tocalo Co. Ltd.	2,400	26,562
Tochigi Bank Ltd. (The)(x)	6,000	12,681
Toda Corp.	8,800	51,753
Toda Kogyo Corp.*	100	753
Toei Co. Ltd.	1,000	33,736
Toenec Corp.	1,000	6,454
Toho Bank Ltd. (The)(x)	10,000	23,735
Toho Co. Ltd.	3,100	152,985
Toho Co. Ltd./Kobe(x)	400	9,294
Toho Gas Co. Ltd.	2,000	55,150
Toho Holdings Co. Ltd.	1,900	56,497
Toho Titanium Co. Ltd.(x)	2,100	15,667
Toho Zinc Co. Ltd.*	700	2,861
Tohoku Electric Power Co., Inc.	15,000	103,207
Tokai Carbon Co. Ltd.	6,400	40,587
TOKAI Holdings Corp.	2,400	15,729
Tokai Rika Co. Ltd.	500	7,447
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	30,978
Token Corp.	120	10,321
Tokio Marine Holdings, Inc.	54,000	2,065,098
Tokushu Tokai Paper Co. Ltd.	800	18,695
Tokuyama Corp.	2,200	40,908
Tokyo Century Corp.	2,200	21,437
Tokyo Electric Power Co. Holdings, Inc.*	47,700	136,654
Tokyo Electron Device Ltd.	1,200	23,730
Tokyo Electron Ltd.	11,900	1,595,500
Tokyo Energy & Systems, Inc.	1,000	7,267
Tokyo Gas Co. Ltd.	10,800	342,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Individualized Educational Institute, Inc.	900	$2,070
Tokyo Keiki, Inc.(x)	800	17,841
Tokyo Kiraboshi Financial Group, Inc.	351	13,643
Tokyo Metro Co. Ltd.(x)	9,600	116,232
Tokyo Ohka Kogyo Co. Ltd.	2,800	57,815
Tokyo Rope Manufacturing Co. Ltd.	800	6,512
Tokyo Sangyo Co. Ltd.	1,000	4,614
Tokyo Seimitsu Co. Ltd.(x)	1,200	63,692
Tokyo Steel Manufacturing Co. Ltd.	1,300	13,772
Tokyo Tatemono Co. Ltd.	5,491	92,493
Tokyo Tekko Co. Ltd.(x)	400	15,334
Tokyotokeiba Co. Ltd.	800	23,388
Tokyu Construction Co. Ltd.	4,940	26,250
Tokyu Corp.	15,600	175,252
Tokyu Fudosan Holdings Corp.	15,400	102,499
Tomen Devices Corp.	100	3,727
Tomoe Engineering Co. Ltd.	400	11,601
Tomoku Co. Ltd.	800	12,812
TOMONY Holdings, Inc.	9,400	33,717
Tomy Co. Ltd.	2,100	48,527
Tonami Holdings Co. Ltd.	200	13,614
Topcon Corp.	2,800	60,783
TOPPAN Holdings, Inc.	6,900	186,496
Topy Industries Ltd.	1,000	14,174
Toray Industries, Inc.(x)	40,900	277,048
Toridoll Holdings Corp.(x)	2,200	59,345
Torii Pharmaceutical Co. Ltd.	800	24,482
Toshiba TEC Corp.	600	10,693
Tosoh Corp.(x)	8,400	115,004
Totetsu Kogyo Co. Ltd.	1,000	20,368
TOTO Ltd.(x)	4,400	114,202
Toukei Computer Co. Ltd.	400	11,067
Tow Co. Ltd.	1,200	2,536
Towa Bank Ltd. (The)	1,300	5,339
Towa Corp.(x)	2,100	20,805
Towa Pharmaceutical Co. Ltd.(x)	200	3,572
Toyo Construction Co. Ltd.	100	878
Toyo Corp.	1,600	14,668
Toyo Engineering Corp.	1,600	7,392
Toyo Kanetsu KK	600	14,641
Toyo Securities Co. Ltd.(x)	4,000	13,601
Toyo Seikan Group Holdings Ltd.(x)	2,700	44,013
Toyo Suisan Kaisha Ltd.	2,500	146,576
Toyo Tanso Co. Ltd.	700	18,271
Toyo Tire Corp.	3,000	54,644
Toyobo Co. Ltd.	1,700	10,677
Toyoda Gosei Co. Ltd.	600	10,729
Toyota Boshoku Corp.(x)	1,800	23,864
Toyota Industries Corp.(x)	4,400	372,705
Toyota Motor Corp.	304,640	5,313,276
Toyota Tsusho Corp.	18,300	304,166
TPR Co. Ltd.	1,500	23,182
Transcosmos, Inc.(x)*	100	2,127
TRE Holdings Corp.(x)	100	1,079
Trend Micro, Inc.	3,100	206,990
Tri Chemical Laboratories, Inc.	1,300	22,223
Trusco Nakayama Corp.	1,400	18,537
TS Tech Co. Ltd.(x)	2,100	23,522
Tsubakimoto Chain Co.(x)	2,700	33,284
Tsubakimoto Kogyo Co. Ltd.	600	8,289
Tsukishima Holdings Co. Ltd.	2,000	22,802
Tsukuba Bank Ltd.(x)	5,400	9,037
Tsumura & Co.	1,500	43,153
Tsuruha Holdings, Inc.	1,000	62,111
Tsutsumi Jewelry Co. Ltd.	500	7,504
TV Asahi Holdings Corp.	900	15,211
Tv Tokyo Holdings Corp.	500	11,867
UACJ Corp.(x)	1,226	38,989
UBE Corp.(x)	3,000	43,493
Uchida Yoko Co. Ltd.	400	20,481
Ulvac, Inc.	1,200	40,675
Unicharm Corp.	34,500	273,603
Unipres Corp.	1,600	11,371
United Arrows Ltd.	1,100	15,496
United Super Markets Holdings, Inc.	4,980	27,392
Unitika Ltd.*	2,900	3,210
Ushio, Inc.(x)	1,700	20,979
USS Co. Ltd.	11,400	105,761
UT Group Co. Ltd.	1,600	21,793
Valor Holdings Co. Ltd.	500	7,967
Vision, Inc.	500	4,014
Visional, Inc.*	700	35,212
Vital KSK Holdings, Inc.	2,300	19,291
Wacoal Holdings Corp.	1,600	54,329
Wacom Co. Ltd.	1,300	4,958
Wakachiku Construction Co. Ltd.	700	17,711
Warabeya Nichiyo Holdings Co. Ltd.	700	10,039
WATAMI Co. Ltd.	1,400	9,754
Weathernews, Inc.	600	13,281
Welcia Holdings Co. Ltd.	4,500	64,879
West Japan Railway Co.	15,000	291,669
W-Scope Corp.(x)*	3,400	5,644
Xebio Holdings Co. Ltd.	1,400	12,078
YAC Holdings Co. Ltd.(x)	1,000	5,780
Yahagi Construction Co. Ltd.	1,700	14,519
Yakult Honsha Co. Ltd.(x)	8,500	161,709
YAMABIKO Corp.	200	3,174
Yamada Holdings Co. Ltd.	9,472	27,199
Yamagata Bank Ltd. (The)	1,400	13,170
Yamaguchi Financial Group, Inc.	6,800	79,656
Yamaha Corp.(x)	12,800	98,695
Yamaha Motor Co. Ltd.	24,000	190,733
Yamaichi Electronics Co. Ltd.(x)	1,200	16,553
YA-MAN Ltd.(x)	3,200	18,988
Yamanashi Chuo Bank Ltd. (The)	1,400	20,133
Yamatane Corp.	600	15,721
Yamato Holdings Co. Ltd.(x)	6,800	88,927
Yamato Kogyo Co. Ltd.	1,100	57,996
Yamaura Corp.	500	4,014
Yamazaki Baking Co. Ltd.	2,900	55,684
Yaoko Co. Ltd.	500	30,632
Yaskawa Electric Corp.	5,600	139,263
Yasuda Logistics Corp.	1,000	11,207
Yellow Hat Ltd.	4,400	40,512
Yodogawa Steel Works Ltd.	900	33,422
Yokogawa Bridge Holdings Corp.	100	1,673
Yokogawa Electric Corp.	6,400	123,443
Yokohama Rubber Co. Ltd. (The)	2,800	64,255
Yokorei Co. Ltd.	2,600	14,682
Yokowo Co. Ltd.	1,000	9,127
Yomeishu Seizo Co. Ltd.	500	9,804
Yondenko Corp.	1,200	10,281
Yondoshi Holdings, Inc.	900	11,059
Yorozu Corp.	700	4,714
Yoshinoya Holdings Co. Ltd.	1,400	28,123
Yurtec Corp.	2,000	22,602
Yushin Co.	1,200	5,120
Yushiro, Inc.	600	7,705
Zacros Corp.	900	24,422
Zenkoku Hosho Co. Ltd.(x)	3,000	59,254
Zenrin Co. Ltd.	2,550	18,038
Zensho Holdings Co. Ltd.(x)	3,200	171,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zeon Corp.(x)	4,300	$42,860
Zeria Pharmaceutical Co. Ltd.	1,100	16,552
Zojirushi Corp.	1,800	17,953
ZOZO, Inc.(x)	13,500	128,979
Zuken, Inc.	800	25,228

		150,933,444

Jordan (0.0%)†
Hikma Pharmaceuticals plc	8,329	209,693

Luxembourg (0.6%)
Eurofins Scientific SE	103,900	5,529,723

Mexico (0.0%)†
Fresnillo plc	9,528	115,201

Netherlands (4.0%)
Adyen NV(m)*	1,772	2,693,985
Akzo Nobel NV	85,287	5,227,077
ASML Holding NV	23,541	15,425,659
EXOR NV	43,900	3,966,041
ING Groep NV	184,558	3,590,131
Koninklijke Ahold Delhaize NV	153,142	5,722,875
Wolters Kluwer NV	14,269	2,214,843

		38,840,611

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)	31,169	154,445
Auckland International Airport Ltd.	6,589	30,467
Chorus Ltd.	14,715	67,213
Fisher & Paykel Healthcare Corp. Ltd.	7,356	139,041
Fletcher Building Ltd.(x)*	17,976	33,472
Xero Ltd.*	5,481	529,988

		954,626

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	110,292

South Africa (0.2%)
Anglo American plc	69,251	1,918,809

South Korea (1.1%)
KB Financial Group, Inc.	68,200	3,658,947
NAVER Corp.	18,305	2,374,367
Samsung Electronics Co. Ltd. (Preference)(q)	144,987	4,647,461

		10,680,775

Spain (2.3%)
Amadeus IT Group SA	29,093	2,217,807
Banco Bilbao Vizcaya Argentaria SA	364,908	4,949,944
Banco Santander SA	905,829	6,068,814
Iberdrola SA	347,584	5,615,088
Industria de Diseno Textil SA	66,490	3,296,415

		22,148,068

Sweden (1.0%)
Sandvik AB	132,500	2,768,161
SKF AB, Class B(x)*	200,000	4,023,160
Volvo AB, Class B(x)*	103,200	3,010,231

		9,801,552

Switzerland (0.6%)
Cie Financiere Richemont SA (Registered)	8,400	1,452,221
Schindler Holding AG	1,820	567,374
Swatch Group AG (The)(x)	19,980	3,425,982

		5,445,577

United Kingdom (15.3%)
3i Group plc	51,691	2,414,470
Admiral Group plc	16,922	622,981
Ashtead Group plc	103,803	5,559,269
Associated British Foods plc	17,811	439,441
AstraZeneca plc	82,726	12,026,172
Auto Trader Group plc(m)	49,637	477,171
Aviva plc	150,404	1,078,667
BAE Systems plc	170,831	3,441,363
Barclays plc	805,412	2,994,245
Barratt Redrow plc	75,703	413,551
Beazley plc	34,283	410,523
Berkeley Group Holdings plc	5,449	252,269
British American Tobacco plc	108,838	4,473,621
BT Group plc	351,542	753,132
Bunzl plc	18,013	690,138
Centrica plc	274,697	529,953
Coca-Cola Europacific Partners plc	11,193	974,507
Compass Group plc	113,703	3,749,740
ConvaTec Group plc(m)	97,733	324,706
Croda International plc	7,760	293,001
DCC plc	5,604	372,445
Diageo plc	264,243	6,876,212
Diploma plc	7,692	382,144
easyJet plc	34,772	198,667
Entain plc	35,012	261,320
Flutter Entertainment plc, Class DI*	9,200	2,038,260
Games Workshop Group plc	1,828	330,348
Halma plc	21,088	703,075
Hiscox Ltd.	17,345	263,488
Howden Joinery Group plc	32,362	300,568
HSBC Holdings plc	988,978	11,164,180
IMI plc	14,623	356,440
Imperial Brands plc	47,529	1,758,983
Informa plc	75,804	753,395
InterContinental Hotels Group plc	8,884	946,992
Intermediate Capital Group plc	14,730	371,797
International Consolidated Airlines
Group SA	196,087	660,594
Intertek Group plc	9,111	589,045
J Sainsbury plc	104,682	318,044
JD Sports Fashion plc	138,958	121,880
Kingfisher plc	101,229	331,222
Land Securities Group plc (REIT)	38,554	273,912
Legal & General Group plc	344,393	1,080,143
Lloyds Banking Group plc	8,538,837	7,950,455
London Stock Exchange Group plc	27,903	4,130,608
LondonMetric Property plc (REIT)	112,518	266,563
M&G plc	121,002	310,264
Marks & Spencer Group plc	113,747	522,346
Melrose Industries plc	70,975	435,581
National Grid plc	274,328	3,577,296
NatWest Group plc	373,412	2,179,280
Next plc	6,331	906,539
Pearson plc	37,159	584,642
Persimmon plc	16,556	254,817
Phoenix Group Holdings plc	42,528	313,957
Reckitt Benckiser Group plc	112,872	7,625,466
RELX plc	103,641	5,185,105
Rentokil Initial plc	202,276	908,244
Rightmove plc	44,316	392,473
Rolls-Royce Holdings plc*	471,633	4,563,147
Sage Group plc (The)	55,797	869,955
Schroders plc	1,156,678	5,196,615
Segro plc (REIT)	71,665	639,496
Severn Trent plc	14,694	480,408
Smith & Nephew plc	310,763	4,355,495
Smiths Group plc	112,388	2,803,372
Spirax Group plc	4,113	328,341
SSE plc	60,843	1,252,787
St James’s Place plc	30,506	384,998
Standard Chartered plc	108,640	1,599,125
Taylor Wimpey plc	192,890	269,348
Tesco plc	391,499	1,680,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	134,457	$8,006,871
UNITE Group plc (The) (REIT)	18,779	197,458
United Utilities Group plc	37,968	494,620
Vodafone Group plc	1,224,133	1,152,749
Weir Group plc (The)	14,560	436,343
Whitbread plc	9,980	315,717
WPP plc	673,182	5,054,015

		147,997,074

United States (6.5%)
Alcoa Corp. (CRDI)	1,561	46,985
Amcor plc (CHDI)	20,206	193,679
Block, Inc. (CRDI)*	1,701	91,906
BP plc	881,132	4,963,700
CNH Industrial NV	659,300	8,096,204
CSL Ltd.	18,404	2,866,655
Experian plc	50,140	2,310,935
GSK plc	221,713	4,187,135
Haleon plc	484,220	2,447,547
Holcim AG	8,279	884,329
James Hardie Industries plc (CHDI)*	15,672	376,821
Life360, Inc. (CRDI)(m)*	8,300	102,740
Light & Wonder, Inc. (CRDI)*	619	54,099
Newmont Corp. (CRDI)	4,948	238,405
News Corp. (CHDI), Class B	1,221	36,179
Novartis AG (Registered)	28,100	3,107,612
Reliance Worldwide Corp. Ltd.	24,282	67,822
ResMed, Inc. (CHDI)	22,301	487,160
Roche Holding AG	9,915	3,255,688
Sanofi SA	68,839	7,586,477
Schneider Electric SE	34,437	7,847,640
Shell plc	336,013	12,261,765
Sims Ltd.	6,752	61,724
Stellantis NV	126,103	1,399,277

		62,972,484

Total Common Stocks (88.7%) (Cost $671,976,237)		856,355,395

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	27,797	387,793
Polar Capital Technology Trust plc*	66,544	247,130
Scottish Mortgage Investment Trust plc	67,127	818,034

		1,452,957

United States (0.1%)
Pershing Square Holdings Ltd.	8,552	412,718

Total Closed End Funds (0.2%) (Cost $1,355,042)		1,865,675

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	7,201,306	7,201,306
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		9,351,306

Total Short-Term Investments (1.0%) (Cost $9,351,306)		9,351,306

Total Investments in Securities (89.9%) (Cost $682,682,585)		867,572,376
Other Assets Less Liabilities (10.1%)		97,614,469

Net Assets (100%)		$965,186,845

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,878,899 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $33,585,634. This was collateralized by $26,499,700 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.500%, maturing 4/24/25 – 2/15/55 and by cash of $9,351,306 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CRDI — CREST Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$191,875,531	19.9%
Industrials	161,960,280	16.8
Consumer Discretionary	126,589,980	13.1
Health Care	87,389,244	9.1
Consumer Staples	74,274,161	7.7
Information Technology	71,629,679	7.4
Materials	51,190,796	5.3
Communication Services	33,572,246	3.5
Energy	31,349,154	3.2
Utilities	18,426,817	1.9
Investment Companies	9,351,306	1.0
Real Estate	8,097,507	0.8
Closed End Funds	1,865,675	0.2
Cash and Other	97,614,469	10.1

		100.0%

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	686	6/2025	EUR	38,490,539	(1,139,599)
FTSE 100 Index	218	6/2025	GBP	24,195,201	(173,271)
SPI 200 Index	78	6/2025	AUD	9,597,790	(10,676)
TOPIX Index	134	6/2025	JPY	23,782,119	120,562

					(1,202,984)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,426,330	USD	1,530,958	HSBC Bank plc	6/20/2025	(13,864)
EUR	3,428,107	USD	3,764,404	HSBC Bank plc	6/20/2025	(40,920)
GBP	3,100,028	USD	4,019,283	HSBC Bank plc	6/20/2025	(15,116)
JPY	26,616,037	USD	181,450	HSBC Bank plc	6/20/2025	(2,408)

Net unrealized depreciation						(72,308)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$1,865,675	$—	$1,865,675
Common Stocks
Australia	—	62,915,068	34,567	62,949,635
Austria	—	364,731	—	364,731
Belgium	—	5,248,964	—	5,248,964
Brazil	—	36,010	—	36,010
Canada	3,529,707	—	—	3,529,707
Chile	—	413,190	—	413,190
China	—	11,781,444	—	11,781,444
Denmark	—	4,461,204	—	4,461,204
Finland	—	4,229,784	—	4,229,784
France	—	126,587,733	—	126,587,733
Germany	—	136,541,754	—	136,541,754
Hong Kong	—	8,143,700	—	8,143,700
India	—	3,554,121	—	3,554,121
Indonesia	—	3,991,518	—	3,991,518
Italy	3,665,005	22,918,319	—	26,583,324
Ivory Coast	—	280,647	—	280,647
Japan	—	150,933,444	—	150,933,444
Jordan	—	209,693	—	209,693
Luxembourg	—	5,529,723	—	5,529,723
Mexico	—	115,201	—	115,201
Netherlands	—	38,840,611	—	38,840,611
New Zealand	—	954,626	—	954,626
Nigeria	—	110,292	—	110,292
South Africa	—	1,918,809	—	1,918,809
South Korea	—	10,680,775	—	10,680,775
Spain	—	22,148,068	—	22,148,068
Sweden	—	9,801,552	—	9,801,552
Switzerland	—	5,445,577	—	5,445,577
United Kingdom	2,038,260	145,958,814	—	147,997,074
United States	8,096,204	54,876,280	—	62,972,484
Futures	120,562	—	—	120,562
Short-Term Investments
Investment Companies	9,351,306	—	—	9,351,306

Total Assets	$26,801,044	$840,857,327	$34,567	$867,692,938

Liabilities:
Forwar\d Currency Contracts	$—	$(72,308)	$—	$(72,308)
Futures	(1,323,546)	—	—	(1,323,546)

Total Liabilities	$(1,323,546)	$(72,308)	$—	$(1,395,854)

Total	$25,477,498	$840,785,019	$34,567	$866,297,084

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,096,122
Aggregate gross unrealized depreciation	(100,662,749)

Net unrealized appreciation	$171,433,373

Federal income tax cost of investments in securities and derivative instruments, if applicable	$694,863,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Entertainment (2.0%)
Universal Music Group NV	57,969	$1,594,000
Walt Disney Co. (The)	28,553	2,818,181
Warner Bros Discovery, Inc.*	163,229	1,751,447

		6,163,628

Interactive Media & Services (3.8%)
Alphabet, Inc., Class A	35,640	5,511,369
Meta Platforms, Inc., Class A	10,402	5,995,297

		11,506,666

Media (2.0%)
Charter Communications, Inc., Class A*	8,228	3,032,265
Comcast Corp., Class A	76,742	2,831,780

		5,864,045

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.	8,062	2,150,216

Total Communication Services		25,684,555

Consumer Discretionary (5.0%)
Broadline Retail (1.2%)
eBay, Inc.	54,894	3,717,971

Hotels, Restaurants & Leisure (3.8%)
Domino’s Pizza, Inc.	6,074	2,790,699
Las Vegas Sands Corp.	69,510	2,685,171
Restaurant Brands International, Inc.	41,127	2,741,610
Starbucks Corp.	33,532	3,289,154

		11,506,634

Total Consumer Discretionary		15,224,605

Consumer Staples (10.8%)
Beverages (3.7%)
Anheuser-Busch InBev SA/NV	45,018	2,770,750
Coca-Cola Co. (The)	56,180	4,023,611
Keurig Dr Pepper, Inc.	126,354	4,323,834

		11,118,195

Consumer Staples Distribution & Retail (1.8%)
Sysco Corp.	73,084	5,484,224

Household Products (3.2%)
Kimberly-Clark Corp.	35,467	5,044,117
Reckitt Benckiser Group plc	70,608	4,770,172

		9,814,289

Tobacco (2.1%)
Philip Morris International, Inc.	39,518	6,272,692

Total Consumer Staples		32,689,400

Energy (9.5%)
Energy Equipment & Services (0.6%)
Tenaris SA	91,706	1,790,860

Oil, Gas & Consumable Fuels (8.9%)
Cheniere Energy, Inc.	11,518	2,665,265
Chevron Corp.	37,347	6,247,780
ConocoPhillips	40,290	4,231,256
EQT Corp.	42,368	2,263,722
Exxon Mobil Corp.	32,625	3,880,091
Hess Corp.	15,123	2,415,597
Suncor Energy, Inc.	131,639	5,097,062

		26,800,773

Total Energy		28,591,633

Financials (19.1%)
Banks (12.9%)
Bank of America Corp.	209,979	8,762,424
Citigroup, Inc.	64,959	4,611,439
Citizens Financial Group, Inc.	112,799	4,621,375
Fifth Third Bancorp	102,292	4,009,846
Huntington Bancshares, Inc.	292,072	4,384,001
M&T Bank Corp.	19,413	3,470,074
Wells Fargo & Co.	127,561	9,157,604

		39,016,763

Capital Markets (2.4%)
Goldman Sachs Group, Inc. (The)	2,240	1,223,690
Morgan Stanley	7,131	831,974
State Street Corp.	56,425	5,051,730

		7,107,394

Insurance (3.8%)
Allstate Corp. (The)	15,880	3,288,272
American International Group, Inc.	60,527	5,262,217
MetLife, Inc.	36,991	2,970,007

		11,520,496

Total Financials		57,644,653

Health Care (18.0%)
Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	41,440	1,418,491
Becton Dickinson & Co.	15,767	3,611,589
GE HealthCare Technologies, Inc.	26,882	2,169,647
Medtronic plc	34,714	3,119,400

		10,319,127

Health Care Providers & Services (6.5%)
CVS Health Corp.	102,559	6,948,372
Elevance Health, Inc.	12,462	5,420,472
Henry Schein, Inc.*	38,796	2,657,138
Humana, Inc.	6,534	1,728,896
UnitedHealth Group, Inc.	5,404	2,830,345

		19,585,223

Life Sciences Tools & Services (1.1%)
ICON plc*	9,131	1,597,834
IQVIA Holdings, Inc.*	9,522	1,678,728

		3,276,562

Pharmaceuticals (7.0%)
AstraZeneca plc	30,566	4,443,488
Bristol-Myers Squibb Co.	40,365	2,461,861
Johnson & Johnson	31,004	5,141,703
Merck & Co., Inc.	43,035	3,862,822
Sanofi SA (ADR)	98,129	5,442,234

		21,352,108

Total Health Care		54,533,020

Industrials (10.1%)
Aerospace & Defense (1.7%)
GE Aerospace	11,263	2,254,289
Textron, Inc.	41,075	2,967,669

		5,221,958

Air Freight & Logistics (1.6%)
FedEx Corp.	19,226	4,686,914

Building Products (1.6%)
Johnson Controls International plc	60,244	4,826,147

Electrical Equipment (2.7%)
Eaton Corp. plc	14,824	4,029,608
Emerson Electric Co.	37,966	4,162,592

		8,192,200

Machinery (2.5%)
Caterpillar, Inc.	10,370	3,420,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake
Technologies Corp.	22,727	$4,121,542

		7,541,568

Total Industrials		30,468,787

Information Technology (10.6%)
Communications Equipment (3.2%)
Cisco Systems, Inc.	120,039	7,407,607
F5, Inc.*	8,652	2,303,768

		9,711,375

IT Services (2.2%)
Cognizant Technology Solutions Corp., Class A	60,947	4,662,445
DXC Technology Co.*	123,238	2,101,208

		6,763,653

Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	98,466	2,236,163
NXP Semiconductors NV	22,238	4,226,554
QUALCOMM, Inc.	15,375	2,361,754

		8,824,471

Software (2.3%)
Microsoft Corp.	18,410	6,910,930

Total Information Technology		32,210,429

Materials (3.1%)
Chemicals (2.2%)
CF Industries Holdings, Inc.	37,068	2,896,864
Corteva, Inc.	58,547	3,684,363

		6,581,227

Containers & Packaging (0.9%)
International Paper Co.	50,435	2,690,707

Total Materials		9,271,934

Real Estate (0.4%)
Specialized REITs (0.4%)
SBA Communications Corp. (REIT)	5,391	1,186,074

Total Real Estate		1,186,074

Utilities (3.1%)
Electric Utilities (0.3%)
Evergy, Inc.	15,775	1,087,687

Multi-Utilities (2.8%)
Dominion Energy, Inc.	67,051	3,759,549
Sempra	64,874	4,629,409

		8,388,958

Total Utilities		9,476,645

Total Investments in Securities (98.2%) (Cost $201,866,895)		296,981,735
Other Assets Less Liabilities (1.8%)		5,519,525

Net Assets (100%)		$302,501,260

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	139,445	USD	150,650	JPMorgan Chase Bank	4/10/2025	195
GBP	85,353	USD	109,944	State Street Bank & Trust	4/10/2025	309
USD	111,229	CAD	158,909	CIBC World Markets, Inc.	4/10/2025	760
USD	203,563	CAD	290,867	Deutsche Bank AG	4/10/2025	1,361
USD	321,659	CAD	460,612	Goldman Sachs International	4/10/2025	1,454
USD	145,396	EUR	133,859	Royal Bank of Canada	4/10/2025	594
USD	100,008	GBP	77,385	JPMorgan Chase Bank	4/10/2025	48

Total unrealized appreciation						4,721

CAD	130,785	USD	91,106	JPMorgan Chase Bank	4/10/2025	(187)
CAD	178,655	USD	124,811	Royal Bank of Canada	4/10/2025	(615)
EUR	164,053	USD	178,948	Deutsche Bank AG	4/10/2025	(1,483)
GBP	87,119	USD	112,739	CIBC World Markets, Inc.	4/10/2025	(205)
GBP	91,419	USD	118,557	Deutsche Bank AG	4/10/2025	(469)
USD	3,231,255	CAD	4,685,146	CIBC World Markets, Inc.	4/10/2025	(25,728)
USD	187,285	CAD	270,252	Royal Bank of Canada	4/10/2025	(587)
USD	5,861,999	EUR	5,530,668	Royal Bank of Canada	4/10/2025	(120,823)
USD	4,769,060	GBP	3,733,380	CIBC World Markets, Inc.	4/10/2025	(53,438)

Total unrealized depreciation						(203,535)

Net unrealized depreciation						(198,814)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,090,555	$1,594,000	$—	$25,684,555
Consumer Discretionary	15,224,605	—	—	15,224,605
Consumer Staples	25,148,478	7,540,922	—	32,689,400
Energy	26,800,773	1,790,860	—	28,591,633
Financials	57,644,653	—	—	57,644,653
Health Care	50,089,532	4,443,488	—	54,533,020
Industrials	30,468,787	—	—	30,468,787
Information Technology	32,210,429	—	—	32,210,429
Materials	9,271,934	—	—	9,271,934
Real Estate	1,186,074	—	—	1,186,074
Utilities	9,476,645	—	—	9,476,645
Forward Currency Contracts	—	4,721	—	4,721

Total Assets	$281,612,465	$15,373,991	$—	$296,986,456

Liabilities:
Forward Currency Contracts	$—	$(203,535)	$—	$(203,535)

Total Liabilities	$—	$(203,535)	$—	$(203,535)

Total	$281,612,465	$15,170,456	$—	$296,782,921

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,315,064
Aggregate gross unrealized depreciation	(6,347,522)

Net unrealized appreciation	$93,967,542

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,815,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (1.2%)
Canadian Pacific Kansas City Ltd.(x)	16,496	$1,158,184
Shopify, Inc., Class A*	44,854	4,282,660

		5,440,844

China (4.0%)
JD.com, Inc. (ADR)	343,107	14,108,560
Tencent Holdings Ltd.	56,400	3,602,259

		17,710,819

Denmark (1.2%)
Novo Nordisk A/S, Class B	76,342	5,198,158

France (7.0%)
Airbus SE	83,079	14,623,068
Dassault Systemes SE	46,941	1,773,460
EssilorLuxottica SA	18,528	5,317,110
LVMH Moet Hennessy Louis Vuitton SE	15,399	9,519,342

		31,232,980

Germany (5.3%)
Allianz SE (Registered)	9,477	3,608,138
SAP SE	75,729	20,012,881

		23,621,019

India (6.4%)
DLF Ltd.	2,198,556	17,376,754
HDFC Bank Ltd.	114,247	2,428,362
ICICI Bank Ltd. (ADR)	265,665	8,373,761

		28,178,877

Israel (1.0%)
Nice Ltd. (ADR)*	27,550	4,247,384

Italy (1.7%)
Brunello Cucinelli SpA	40,701	4,647,455
Ferrari NV	4,041	1,713,731
Moncler SpA	16,488	1,009,092

		7,370,278

Japan (3.7%)
Capcom Co. Ltd.	108,300	2,645,584
Hoya Corp.	18,200	2,036,109
Keyence Corp.	18,356	7,156,870
TDK Corp.	433,500	4,468,238

		16,306,801

Netherlands (2.0%)
Adyen NV(m)*	2,883	4,383,047
ASML Holding NV	2,531	1,658,483
BE Semiconductor Industries NV	15,083	1,552,967
Universal Music Group NV	44,312	1,218,467

		8,812,964

Spain (1.6%)
Amadeus IT Group SA	90,981	6,935,632

Sweden (4.1%)
Assa Abloy AB, Class B	265,901	7,933,277
Atlas Copco AB, Class A	657,959	10,433,819

		18,367,096

Switzerland (1.0%)
Lonza Group AG (Registered)	7,634	4,678,597

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	89,000	2,439,274

United States (58.9%)
Alphabet, Inc., Class A	281,122	43,472,706
Amazon.com, Inc.*	38,631	7,349,934
Analog Devices, Inc.	84,523	17,045,753
Boston Scientific Corp.*	37,861	3,819,418
Broadcom, Inc.	34,695	5,808,984
Ecolab, Inc.	8,941	2,266,722
Eli Lilly & Co.	17,841	14,735,060
Equifax, Inc.	27,555	6,711,296
IDEXX Laboratories, Inc.*	3,792	1,592,450
Intuit, Inc.	21,993	13,503,482
Intuitive Surgical, Inc.*	13,839	6,854,041
IQVIA Holdings, Inc.*	21,188	3,735,444
Lam Research Corp.	32,744	2,380,489
Linde plc	3,375	1,571,535
Marriott International, Inc., Class A	17,926	4,269,973
Marvell Technology, Inc.	157,103	9,672,832
Mastercard, Inc., Class A	2,674	1,465,673
Meta Platforms, Inc., Class A	68,230	39,325,043
Microsoft Corp.	27,984	10,504,914
Netflix, Inc.*	5,941	5,540,161
NVIDIA Corp.	134,307	14,556,193
Phathom Pharmaceuticals, Inc.*	104,625	655,999
QUALCOMM, Inc.	5,741	881,875
S&P Global, Inc.	41,287	20,977,925
Spotify Technology SA*	1,922	1,057,158
Synopsys, Inc.*	3,985	1,708,967
Thermo Fisher Scientific, Inc.	3,400	1,691,840
TJX Cos., Inc. (The)	11,274	1,373,173
Visa, Inc., Class A	44,489	15,591,615
Zoetis, Inc.	5,047	830,989

		260,951,644

Total Common Stocks (99.6%) (Cost $228,426,695)		441,492,367

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,171,216	1,171,216

Total Short-Term Investments (0.3%) (Cost $1,171,216)		1,171,216

Total Investments in Securities (99.9%) (Cost $229,597,911)		442,663,583

Other Assets Less Liabilities (0.1%)		450,272

Net Assets (100%)		$443,113,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $4,383,047 or 1.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $1,158,184. This was collateralized by cash of $1,171,216 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Information Technology	$123,655,706	27.9%
Communication Services	96,861,378	21.9
Financials	56,828,521	12.8
Health Care	51,145,215	11.5
Consumer Discretionary	50,926,892	11.5
Industrials	40,859,644	9.2
Real Estate	17,376,754	3.9
Materials	3,838,257	0.9
Investment Company	1,171,216	0.3
Cash and Other	450,272	0.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$5,440,844	$—	$—	$5,440,844
China	14,108,560	3,602,259	—	17,710,819
Denmark	—	5,198,158	—	5,198,158
France	—	31,232,980	—	31,232,980
Germany	—	23,621,019	—	23,621,019
India	8,373,761	19,805,116	—	28,178,877
Israel	4,247,384	—	—	4,247,384
Italy	—	7,370,278	—	7,370,278
Japan	—	16,306,801	—	16,306,801
Netherlands	—	8,812,964	—	8,812,964
Spain	—	6,935,632	—	6,935,632
Sweden	—	18,367,096	—	18,367,096
Switzerland	—	4,678,597	—	4,678,597
Taiwan	—	2,439,274	—	2,439,274
United States	260,951,644	—	—	260,951,644
Short-Term Investments
Investment Companies	1,171,216	—	—	1,171,216

Total Assets	$294,293,409	$148,370,174	$—	$442,663,583

Total Liabilities	$—	$—	$—	$—

Total	$294,293,409	$148,370,174	$—	$442,663,583

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,681,627
Aggregate gross unrealized depreciation	(7,837,126)

Net unrealized appreciation	$212,844,501

Federal income tax cost of investments in securities and derivative instruments, if applicable	$229,819,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
APA Group	648,244	$3,199,936
Dexus (REIT)(x)	193,282	855,068
Glencore plc	503,527	1,823,158
GPT Group (The) (REIT)	364,541	993,136
Rio Tinto plc	14,841	879,272
Transurban Group	151,376	1,266,524

		9,017,094

Austria (0.9%)
Mondi plc	130,129	1,928,880

Canada (6.5%)
Agnico Eagle Mines Ltd.	12,091	1,309,967
Enbridge, Inc.	78,124	3,457,640
Keyera Corp.	35,042	1,089,211
Nutrien Ltd.(x)	39,251	1,948,026
Pembina Pipeline Corp.	95,305	3,812,068
West Fraser Timber Co. Ltd.	27,214	2,090,242

		13,707,154

Chile (0.4%)
Lundin Mining Corp.	118,564	960,673

China (0.5%)
ENN Energy Holdings Ltd.	142,200	1,173,205

Finland (0.7%)
Stora Enso OYJ, Class R	147,911	1,393,684

France (5.9%)
Aeroports de Paris SA	8,426	855,982
Gecina SA (REIT)	15,757	1,479,754
Getlink SE	131,910	2,275,017
TotalEnergies SE	17,927	1,156,477
Vinci SA	52,991	6,663,893

		12,431,123

Germany (0.9%)
LEG Immobilien SE	27,662	1,957,969

Hong Kong (1.3%)
Hong Kong & China Gas Co. Ltd.	889,000	764,306
Link REIT (REIT)	266,100	1,244,761
Wharf Real Estate Investment Co. Ltd.	319,000	775,624

		2,784,691

Italy (2.5%)
Infrastrutture Wireless Italiane SpA(m)	122,667	1,298,544
Snam SpA	317,470	1,646,029
Terna - Rete Elettrica Nazionale	255,360	2,309,474

		5,254,047

Japan (3.4%)
GLP J-REIT (REIT)	2,843	2,285,924
Mitsui Fudosan Co. Ltd.	283,900	2,518,361
Nippon Prologis REIT, Inc. (REIT)	1,534	2,368,654

		7,172,939

Mexico (0.2%)
Grupo Aeroportuario del Sureste SAB de CV (ADR)	1,726	472,613

Singapore (1.2%)
CapitaLand Ascendas REIT (REIT)	728,500	1,440,253
CapitaLand Investment Ltd.	515,100	1,043,518

		2,483,771

Spain (2.0%)
Cellnex Telecom SA(m)	74,600	2,648,231
Redeia Corp. SA	78,474	1,574,889

		4,223,120

Sweden (0.5%)
Svenska Cellulosa AB SCA, Class B*	87,553	1,151,921

United Kingdom (9.6%)
Land Securities Group plc (REIT)	283,572	2,014,673
LondonMetric Property plc (REIT)	779,423	1,846,507
National Grid plc	801,643	10,453,598
Segro plc (REIT)	286,838	2,559,573
Severn Trent plc	15,331	501,234
Tritax Big Box REIT plc (REIT)	955,527	1,732,960
United Utilities Group plc	91,469	1,191,594

		20,300,139

United States (58.8%)
Alexandria Real Estate Equities, Inc. (REIT)	31,946	2,955,324
American Homes 4 Rent (REIT), Class A	118,365	4,475,381
American Tower Corp. (REIT)	37,905	8,248,128
American Water Works Co., Inc.	12,212	1,801,514
Cheniere Energy, Inc.	23,697	5,483,486
Chevron Corp.	8,989	1,503,770
ConocoPhillips	15,911	1,670,973
Consolidated Edison, Inc.	52,163	5,768,706
Corteva, Inc.	24,767	1,558,587
Crown Castle, Inc. (REIT)	18,923	1,972,344
CubeSmart (REIT)	24,753	1,057,201
Devon Energy Corp.	46,944	1,755,706
Digital Realty Trust, Inc. (REIT)	14,050	2,013,225
EastGroup Properties, Inc. (REIT)	11,847	2,086,849
EOG Resources, Inc.	3,012	386,259
Equinix, Inc. (REIT)	6,792	5,537,857
Equity LifeStyle Properties, Inc. (REIT)	15,658	1,044,389
Equity Residential (REIT)	9,681	692,966
Essential Utilities, Inc.	76,889	3,039,422
Extra Space Storage, Inc. (REIT)	9,811	1,456,835
Exxon Mobil Corp.	29,140	3,465,620
Federal Realty Investment Trust (REIT)	32,945	3,222,680
Freeport-McMoRan, Inc.	51,853	1,963,155
Healthpeak Properties, Inc. (REIT)	163,283	3,301,582
Host Hotels & Resorts, Inc. (REIT)	93,412	1,327,385
Invitation Homes, Inc. (REIT)	150,635	5,249,630
Kimco Realty Corp. (REIT)	48,885	1,038,317
Kinder Morgan, Inc.	95,499	2,724,586
Newmont Corp.	91,530	4,419,068
ONEOK, Inc.	11,380	1,129,124
PG&E Corp.	76,326	1,311,281
PotlatchDeltic Corp. (REIT)	16,443	741,908
Prologis, Inc. (REIT)	78,457	8,770,708
Public Storage (REIT)	7,915	2,368,880
Realty Income Corp. (REIT)	71,468	4,145,859
Rexford Industrial Realty, Inc. (REIT)	62,639	2,452,317
SBA Communications Corp. (REIT)	7,372	1,621,914
Sempra	28,123	2,006,857
Shell plc	42,728	1,559,228
Simon Property Group, Inc. (REIT)	12,716	2,111,873
Smurfit WestRock plc	8,593	387,201
Sun Communities, Inc. (REIT)	7,575	974,448
Targa Resources Corp.	18,105	3,629,509
Welltower, Inc. (REIT)	36,335	5,566,885
Weyerhaeuser Co. (REIT)	50,618	1,482,095
Williams Cos., Inc. (The)	53,492	3,196,682

		124,677,714

Total Common Stocks (99.6%) (Cost $203,841,013)		211,090,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,863,394	$1,863,394
Total Short-Term Investments (0.9%) (Cost $1,863,394)		1,863,394

Total Investments in Securities (100.5%) (Cost $205,704,407)		212,954,131
Other Assets Less Liabilities (-0.5%)		(1,039,267)

Net Assets (100%)		$211,914,864

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $3,946,775 or 1.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $2,336,135. This was collateralized by $645,628 of various U.S. Government Treasury Securities, ranging from 0.375% – 4.625%, maturing 5/15/25 – 8/15/53 and by cash of $1,863,394 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Real Estate	$101,033,715	47.7%
Utilities	36,742,045	17.3
Energy	36,020,339	17.0
Materials	21,813,834	10.3
Industrials	11,534,029	5.4
Communication Services	3,946,775	1.9
Investment Company	1,863,394	0.9
Cash and Other	(1,039,267)	(0.5)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$9,017,094	$—	$9,017,094
Austria	—	1,928,880	—	1,928,880
Canada	13,707,154	—	—	13,707,154
Chile	960,673	—	—	960,673
China	—	1,173,205	—	1,173,205
Finland	—	1,393,684	—	1,393,684
France	—	12,431,123	—	12,431,123
Germany	—	1,957,969	—	1,957,969
Hong Kong	—	2,784,691	—	2,784,691
Italy	—	5,254,047	—	5,254,047
Japan	—	7,172,939	—	7,172,939
Mexico	472,613	—	—	472,613
Singapore	—	2,483,771	—	2,483,771
Spain	—	4,223,120	—	4,223,120
Sweden	—	1,151,921	—	1,151,921
United Kingdom	—	20,300,139	—	20,300,139
United States	123,118,486	1,559,228	—	124,677,714
Short-Term Investments
Investment Companies	1,863,394	—	—	1,863,394

Total Assets	$140,122,320	$72,831,811	$—	$212,954,131

Total Liabilities	$—	$—	$—	$—

Total	$140,122,320	$72,831,811	$—	$212,954,131

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,038,947
Aggregate gross unrealized depreciation	(13,042,414)

Net unrealized appreciation	$6,996,533

Federal income tax cost of investments in securities and derivative instruments, if applicable	$205,957,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	16,755	$473,831
Verizon Communications, Inc.	9,830	445,889

		919,720

Entertainment (0.4%)
Electronic Arts, Inc.	556	80,353
Live Nation Entertainment, Inc.*	365	47,662
Netflix, Inc.*	1,000	932,530
Take-Two Interactive Software, Inc.*	381	78,962
TKO Group Holdings, Inc., Class A	156	23,838
Walt Disney Co. (The)	4,229	417,402
Warner Bros Discovery, Inc.*	5,201	55,807

		1,636,554

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A	13,643	2,109,754
Alphabet, Inc., Class C	11,057	1,727,435
Match Group, Inc.	650	20,280
Meta Platforms, Inc., Class A	5,122	2,952,116

		6,809,585

Media (0.2%)
Charter Communications, Inc., Class A(x)*	225	82,919
Comcast Corp., Class A	8,808	325,015
Fox Corp., Class A	516	29,206
Fox Corp., Class B	332	17,500
Interpublic Group of Cos., Inc. (The)	870	23,629
News Corp., Class A	953	25,941
News Corp., Class B	283	8,595
Omnicom Group, Inc.	454	37,641
Paramount Global, Class B	1,498	17,916

		568,362

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,120	298,715

Total Communication Services		10,232,936

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	548	32,606

Automobiles (0.5%)
Ford Motor Co.	9,094	91,213
General Motors Co.	2,324	109,298
Tesla, Inc.*	6,545	1,696,202

		1,896,713

Broadline Retail (1.2%)
Amazon.com, Inc.*	22,061	4,197,326
eBay, Inc.	1,116	75,586

		4,272,912

Distributors (0.0%)†
Genuine Parts Co.	324	38,602
LKQ Corp.	608	25,864
Pool Corp.	89	28,333

		92,799

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,008	120,416
Booking Holdings, Inc.	77	354,732
Caesars Entertainment, Inc.*	545	13,625
Carnival Corp.*	2,420	47,263
Chipotle Mexican Grill, Inc.*	3,174	159,367
Darden Restaurants, Inc.	274	56,926
Domino’s Pizza, Inc.	80	36,756
DoorDash, Inc., Class A*	792	144,754
Expedia Group, Inc.	286	48,077
Hilton Worldwide Holdings, Inc.	568	129,248
Las Vegas Sands Corp.	811	31,329
Marriott International, Inc., Class A	537	127,913
McDonald’s Corp.	1,673	522,595
MGM Resorts International*	582	17,250
Norwegian Cruise Line Holdings Ltd.*	1,108	21,008
Royal Caribbean Cruises Ltd.	576	118,333
Starbucks Corp.	2,657	260,625
Wynn Resorts Ltd.	210	17,535
Yum! Brands, Inc.	650	102,284

		2,330,036

Household Durables (0.1%)
DR Horton, Inc.	679	86,321
Garmin Ltd.	358	77,732
Lennar Corp., Class A	556	63,818
Mohawk Industries, Inc.*	132	15,072
NVR, Inc.*	7	50,711
PulteGroup, Inc.	478	49,138

		342,792

Leisure Products (0.0%)†
Hasbro, Inc.	330	20,292

Specialty Retail (0.6%)
AutoZone, Inc.*	39	148,699
Best Buy Co., Inc.	455	33,493
CarMax, Inc.*	362	28,207
Home Depot, Inc. (The)	2,323	851,356
Lowe’s Cos., Inc.	1,325	309,030
O’Reilly Automotive, Inc.*	135	193,398
Ross Stores, Inc.	773	98,782
TJX Cos., Inc. (The)	2,634	320,821
Tractor Supply Co.	1,244	68,544
Ulta Beauty, Inc.*	110	40,319
Williams-Sonoma, Inc.	287	45,375

		2,138,024

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	354	39,581
Lululemon Athletica, Inc.*	263	74,445
NIKE, Inc., Class B	2,774	176,093
Ralph Lauren Corp.	101	22,295
Tapestry, Inc.	483	34,008

		346,422

Total Consumer Discretionary		11,472,596

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	462	15,680
Coca-Cola Co. (The)	9,053	648,376
Constellation Brands, Inc., Class A	364	66,801
Keurig Dr Pepper, Inc.	2,788	95,405
Molson Coors Beverage Co., Class B	403	24,531
Monster Beverage Corp.*	1,631	95,446
PepsiCo, Inc.	3,204	480,408

		1,426,647

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,038	981,720
Dollar General Corp.	512	45,020
Dollar Tree, Inc.*	471	35,358
Kroger Co. (The)	1,551	104,987
Sysco Corp.	1,144	85,846
Target Corp.	1,073	111,978
Walgreens Boots Alliance, Inc.	1,805	20,162
Walmart, Inc.	10,136	889,839

		2,274,910

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,114	53,483
Bunge Global SA	326	24,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)	496	$19,800
Conagra Brands, Inc.	1,115	29,737
General Mills, Inc.	1,293	77,309
Hershey Co. (The)	344	58,834
Hormel Foods Corp.	732	22,648
J M Smucker Co. (The)	268	31,734
Kellanova	626	51,639
Kraft Heinz Co. (The)	2,056	62,564
Lamb Weston Holdings, Inc.	362	19,295
McCormick & Co., Inc. (Non- Voting)	588	48,398
Mondelez International, Inc., Class A	3,021	204,975
Tyson Foods, Inc., Class A	666	42,497

		747,826

Household Products (0.4%)
Church & Dwight Co., Inc.	571	62,862
Clorox Co. (The)	288	42,408
Colgate-Palmolive Co.	1,903	178,311
Kimberly-Clark Corp.	777	110,505
Procter & Gamble Co. (The)	5,484	934,583

		1,328,669

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	544	35,904
Kenvue, Inc.	4,466	107,095

		142,999

Tobacco (0.2%)
Altria Group, Inc.	3,948	236,959
Philip Morris International, Inc.	3,631	576,349

		813,308

Total Consumer Staples		6,734,359

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,305	101,305
Halliburton Co.	2,047	51,932
Schlumberger NV	3,290	137,522

		290,759

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	932	19,591
Chevron Corp.	3,909	653,937
ConocoPhillips	2,980	312,960
Coterra Energy, Inc.	1,716	49,592
Devon Energy Corp.	1,530	57,222
Diamondback Energy, Inc.	435	69,548
EOG Resources, Inc.	1,310	167,994
EQT Corp.	1,390	74,268
Expand Energy Corp.	491	54,658
Exxon Mobil Corp.	10,181	1,210,826
Hess Corp.	644	102,866
Kinder Morgan, Inc.	4,503	128,470
Marathon Petroleum Corp.	749	109,122
Occidental Petroleum Corp.	1,574	77,693
ONEOK, Inc.	1,461	144,960
Phillips 66	962	118,788
Targa Resources Corp.	508	101,839
Texas Pacific Land Corp.	44	58,299
Valero Energy Corp.	738	97,468
Williams Cos., Inc. (The)	2,840	169,718

		3,779,819

Total Energy		4,070,578

Financials (4.5%)
Banks (1.1%)
Bank of America Corp.	15,478	645,897
Citigroup, Inc.	4,390	311,646
Citizens Financial Group, Inc.	1,027	42,076
Fifth Third Bancorp	1,562	61,230
Huntington Bancshares, Inc.	3,385	50,809
JPMorgan Chase & Co.	6,540	1,604,262
KeyCorp	2,309	36,921
M&T Bank Corp.	387	69,176
PNC Financial Services Group, Inc. (The)	927	162,939
Regions Financial Corp.	2,117	46,002
Truist Financial Corp.	3,093	127,277
US Bancorp	3,634	153,428
Wells Fargo & Co.	7,681	551,419

		3,863,082

Capital Markets (1.0%)
Ameriprise Financial, Inc.	226	109,409
Bank of New York Mellon Corp. (The)	1,694	142,076
BlackRock, Inc.	340	321,803
Blackstone, Inc.	1,722	240,701
Cboe Global Markets, Inc.	244	55,215
Charles Schwab Corp. (The)	3,975	311,163
CME Group, Inc.	840	222,844
FactSet Research Systems, Inc.	89	40,463
Franklin Resources, Inc.(x)	777	14,957
Goldman Sachs Group, Inc. (The)	733	400,431
Intercontinental Exchange, Inc.	1,344	231,840
KKR & Co., Inc.	1,573	181,854
MarketAxess Holdings, Inc.	95	20,553
Moody’s Corp.	363	169,045
Morgan Stanley	2,897	337,993
MSCI, Inc.	183	103,486
Nasdaq, Inc.	964	73,129
Northern Trust Corp.	462	45,576
Raymond James Financial, Inc.	426	59,176
S&P Global, Inc.	737	374,470
State Street Corp.	683	61,149
T. Rowe Price Group, Inc.	518	47,589

		3,564,922

Consumer Finance (0.2%)
American Express Co.	1,300	349,765
Capital One Financial Corp.	889	159,398
Discover Financial Services	585	99,859
Synchrony Financial	907	48,017

		657,039

Financial Services (1.5%)
Apollo Global Management, Inc.	1,041	142,554
Berkshire Hathaway, Inc., Class B*	4,287	2,283,170
Corpay, Inc.*	162	56,493
Fidelity National Information Services, Inc.	1,254	93,649
Fiserv, Inc.*	1,329	293,483
Global Payments, Inc.	593	58,067
Jack Henry & Associates, Inc.	170	31,042
Mastercard, Inc., Class A	1,905	1,044,169
PayPal Holdings, Inc.*	2,336	152,424
Visa, Inc., Class A	4,031	1,412,704

		5,567,755

Insurance (0.7%)
Aflac, Inc.	1,165	129,536
Allstate Corp. (The)	617	127,762
American International Group, Inc.	1,386	120,499
Aon plc, Class A	504	201,141
Arch Capital Group Ltd.	873	83,965
Arthur J Gallagher & Co.	598	206,454
Assurant, Inc.	130	27,268
Brown & Brown, Inc.	553	68,793
Chubb Ltd.	873	263,637
Cincinnati Financial Corp.	364	53,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Erie Indemnity Co., Class A	63	$26,400
Everest Group Ltd.	100	36,333
Globe Life, Inc.	203	26,739
Hartford Insurance Group, Inc. (The)	675	83,518
Loews Corp.	421	38,694
Marsh & McLennan Cos., Inc.	1,147	279,903
MetLife, Inc.	1,355	108,793
Principal Financial Group, Inc.	490	41,341
Progressive Corp. (The)	1,368	387,158
Prudential Financial, Inc.	829	92,583
Travelers Cos., Inc. (The)	529	139,899
W.R. Berkley Corp.	701	49,883
Willis Towers Watson plc	235	79,418

		2,673,487

Total Financials		16,326,285

Health Care (3.4%)
Biotechnology (0.6%)
AbbVie, Inc.	4,127	864,689
Amgen, Inc.	1,255	390,995
Biogen, Inc.*	339	46,389
Gilead Sciences, Inc.	2,910	326,066
Incyte Corp.*	373	22,585
Moderna, Inc.*	789	22,368
Regeneron Pharmaceuticals, Inc.	246	156,021
Vertex Pharmaceuticals, Inc.*	600	290,892

		2,120,005

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,050	537,233
Align Technology, Inc.*	163	25,894
Baxter International, Inc.	1,189	40,699
Becton Dickinson & Co.	673	154,157
Boston Scientific Corp.*	3,442	347,229
Cooper Cos., Inc. (The)*	464	39,138
Dexcom, Inc.*	910	62,144
Edwards Lifesciences Corp.*	1,374	99,588
GE HealthCare Technologies, Inc.	1,064	85,875
Hologic, Inc.*	541	33,418
IDEXX Laboratories, Inc.*	191	80,210
Insulet Corp.*	163	42,805
Intuitive Surgical, Inc.*	834	413,055
Medtronic plc	2,995	269,131
ResMed, Inc.	342	76,557
Solventum Corp.*	348	26,462
STERIS plc	230	52,130
Stryker Corp.	801	298,172
Zimmer Biomet Holdings, Inc.	464	52,516

		2,736,413

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	564	77,702
Cencora, Inc.	409	113,739
Centene Corp.*	1,176	71,395
Cigna Group (The)	639	210,231
CVS Health Corp.	2,949	199,795
DaVita, Inc.*	116	17,745
Elevance Health, Inc.	542	235,748
HCA Healthcare, Inc.	418	144,440
Henry Schein, Inc.*	319	21,848
Humana, Inc.	281	74,353
Labcorp Holdings, Inc.	195	45,384
McKesson Corp.	293	197,186
Molina Healthcare, Inc.*	133	43,809
Quest Diagnostics, Inc.	260	43,992
UnitedHealth Group, Inc.	2,152	1,127,110
Universal Health Services, Inc., Class B	137	25,742

		2,650,219

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	669	78,260
Bio-Techne Corp.	397	23,276
Charles River Laboratories International, Inc.*	130	19,567
Danaher Corp.	1,501	307,705
IQVIA Holdings, Inc.*	402	70,873
Mettler-Toledo International, Inc.*	49	57,864
Revvity, Inc.	284	30,047
Thermo Fisher Scientific, Inc.	895	445,352
Waters Corp.*	138	50,863
West Pharmaceutical Services, Inc.	169	37,836

		1,121,643

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	4,736	288,849
Eli Lilly & Co.	1,843	1,522,152
Johnson & Johnson	5,631	933,845
Merck & Co., Inc.	5,907	530,212
Pfizer, Inc.	13,233	335,324
Viatris, Inc.	2,787	24,275
Zoetis, Inc.	1,051	173,047

		3,807,704

Total Health Care		12,435,984

Industrials (2.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	169	88,886
Boeing Co. (The)*	1,754	299,145
GE Aerospace	2,506	501,576
General Dynamics Corp.	594	161,912
Howmet Aerospace, Inc.	946	122,725
Huntington Ingalls Industries, Inc.	99	20,200
L3Harris Technologies, Inc.	442	92,515
Lockheed Martin Corp.	493	220,228
Northrop Grumman Corp.	319	163,331
RTX Corp.	3,116	412,745
Textron, Inc.	432	31,212
TransDigm Group, Inc.	131	181,211

		2,295,686

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	295	30,208
Expeditors International of Washington, Inc.	326	39,201
FedEx Corp.	524	127,741
United Parcel Service, Inc., Class B	1,704	187,423

		384,573

Building Products (0.2%)
A.O. Smith Corp.(x)	302	19,739
Allegion plc	219	28,571
Builders FirstSource, Inc.*	268	33,484
Carrier Global Corp.	1,886	119,572
Johnson Controls International plc	1,556	124,651
Lennox International, Inc.	75	42,062
Masco Corp.	503	34,979
Trane Technologies plc	524	176,546

		579,604

Commercial Services & Supplies (0.2%)
Cintas Corp.	799	164,218
Copart, Inc.*	2,042	115,557
Republic Services, Inc.	474	114,784
Rollins, Inc.	656	35,444
Veralto Corp.	576	56,131
Waste Management, Inc.	851	197,015

		683,149

Construction & Engineering (0.0%)†
Quanta Services, Inc.	344	87,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.2%)
AMETEK, Inc.	539	$92,783
Eaton Corp. plc	923	250,899
Emerson Electric Co.	1,328	145,602
GE Vernova, Inc.	644	196,600
Generac Holdings, Inc.*	152	19,251
Hubbell, Inc., Class B	125	41,364
Rockwell Automation, Inc.	263	67,954

		814,453

Ground Transportation (0.3%)
CSX Corp.	4,492	132,199
JB Hunt Transport Services, Inc.	186	27,519
Norfolk Southern Corp.	527	124,820
Old Dominion Freight Line, Inc.	438	72,467
Uber Technologies, Inc.*	4,886	355,994
Union Pacific Corp.	1,416	334,516

		1,047,515

Industrial Conglomerates (0.1%)
3M Co.	1,269	186,365
Honeywell International, Inc.	1,518	321,437

		507,802

Machinery (0.5%)
Caterpillar, Inc.	1,118	368,716
Cummins, Inc.	320	100,301
Deere & Co.	593	278,325
Dover Corp.	320	56,218
Fortive Corp.	808	59,129
IDEX Corp.	176	31,851
Illinois Tool Works, Inc.	626	155,254
Ingersoll Rand, Inc.	939	75,148
Nordson Corp.	127	25,618
Otis Worldwide Corp.	931	96,079
PACCAR, Inc.	1,221	118,889
Parker-Hannifin Corp.	301	182,963
Pentair plc	385	33,680
Snap-on, Inc.	122	41,115
Stanley Black & Decker, Inc.	360	27,677
Westinghouse Air Brake Technologies Corp.	400	72,540
Xylem, Inc.	566	67,614

		1,791,117

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,494	65,139
Southwest Airlines Co.	1,397	46,911
United Airlines Holdings, Inc.*	766	52,892

		164,942

Professional Services (0.2%)
Automatic Data Processing, Inc.	949	289,948
Broadridge Financial Solutions, Inc.	272	65,949
Dayforce, Inc.*	398	23,215
Equifax, Inc.	289	70,389
Jacobs Solutions, Inc.	289	34,937
Leidos Holdings, Inc.	311	41,967
Paychex, Inc.	746	115,093
Paycom Software, Inc.	110	24,033
Verisk Analytics, Inc.	329	97,917

		763,448

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,335	103,529
United Rentals, Inc.	153	95,885
W.W. Grainger, Inc.	103	101,747

		301,161

Total Industrials		9,420,888

Information Technology (9.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,407	186,494
Cisco Systems, Inc.	9,308	574,397
F5, Inc.*	135	35,946
Juniper Networks, Inc.	773	27,975
Motorola Solutions, Inc.	389	170,308

		995,120

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,833	185,817
CDW Corp.	310	49,681
Corning, Inc.	1,795	82,175
Jabil, Inc.	263	35,786
Keysight Technologies, Inc.*	404	60,507
TE Connectivity plc	697	98,500
Teledyne Technologies, Inc.*	109	54,250
Trimble, Inc.*	569	37,355
Zebra Technologies Corp., Class A*	120	33,907

		637,978

IT Services (0.4%)
Accenture plc, Class A	1,463	456,515
Akamai Technologies, Inc.*	350	28,175
Cognizant Technology Solutions Corp., Class A	1,155	88,357
EPAM Systems, Inc.*	132	22,287
Gartner, Inc.*	180	75,553
GoDaddy, Inc., Class A*	327	58,906
International Business Machines Corp.	2,159	536,857
VeriSign, Inc.*	193	48,997

		1,315,647

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	3,789	389,282
Analog Devices, Inc.	1,157	233,332
Applied Materials, Inc.	1,898	275,438
Broadcom, Inc.	10,963	1,835,535
Enphase Energy, Inc.*	341	21,159
First Solar, Inc.*	249	31,481
Intel Corp.	10,128	230,007
KLA Corp.	312	212,098
Lam Research Corp.	3,005	218,464
Microchip Technology, Inc.	1,251	60,561
Micron Technology, Inc.	2,606	226,435
Monolithic Power Systems, Inc.	114	66,118
NVIDIA Corp.	57,280	6,208,006
NXP Semiconductors NV	592	112,516
ON Semiconductor Corp.*	992	40,364
QUALCOMM, Inc.	2,594	398,464
Skyworks Solutions, Inc.	372	24,042
Teradyne, Inc.	379	31,305
Texas Instruments, Inc.	2,130	382,761

		10,997,368

Software (3.0%)
Adobe, Inc.*	1,017	390,050
ANSYS, Inc.*	204	64,578
Autodesk, Inc.*	501	131,162
Cadence Design Systems, Inc.*	639	162,517
Crowdstrike Holdings, Inc., Class A*	575	202,734
Fair Isaac Corp.*	57	105,117
Fortinet, Inc.*	1,482	142,657
Gen Digital, Inc.	1,263	33,520
Intuit, Inc.	655	402,163
Microsoft Corp.	17,388	6,527,281
Oracle Corp.	3,788	529,600
Palantir Technologies, Inc., Class A*	4,787	404,023
Palo Alto Networks, Inc.*	1,554	265,175
PTC, Inc.*	280	43,386
Roper Technologies, Inc.	250	147,395
Salesforce, Inc.	2,238	600,590
ServiceNow, Inc.*	481	382,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	362	$155,244
Tyler Technologies, Inc.*	100	58,139
Workday, Inc., Class A*	501	116,999

		10,865,273

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	35,136	7,804,760
Dell Technologies, Inc., Class C	730	66,539
Hewlett Packard Enterprise Co.	3,025	46,676
HP, Inc.	2,245	62,164
NetApp, Inc.	477	41,900
Seagate Technology Holdings plc	493	41,880
Super Micro Computer, Inc.(x)*	1,173	40,164
Western Digital Corp.*	805	32,546

		8,136,629

Total Information Technology		32,948,015

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	518	152,768
Albemarle Corp.(x)	296	21,318
CF Industries Holdings, Inc.	405	31,651
Corteva, Inc.	1,601	100,751
Dow, Inc.	1,631	56,954
DuPont de Nemours, Inc.	974	72,738
Eastman Chemical Co.	269	23,702
Ecolab, Inc.	587	148,816
International Flavors & Fragrances, Inc.	596	46,256
Linde plc	1,112	517,792
LyondellBasell Industries NV, Class A	605	42,592
Mosaic Co. (The)	803	21,689
PPG Industries, Inc.	540	59,049
Sherwin-Williams Co. (The)	540	188,563

		1,484,639

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	142	67,895
Vulcan Materials Co.	308	71,856

		139,751

Containers & Packaging (0.1%)
Amcor plc	3,367	32,660
Avery Dennison Corp.	187	33,280
Ball Corp.	695	36,189
International Paper Co.	1,233	65,781
Packaging Corp. of America	208	41,188
Smurfit WestRock plc	1,151	51,864

		260,962

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,347	126,717
Newmont Corp.	2,652	128,039
Nucor Corp.	547	65,826
Steel Dynamics, Inc.	330	41,276

		361,858

Total Materials		2,247,210

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	362	33,489
Healthpeak Properties, Inc. (REIT)	1,629	32,938
Ventas, Inc. (REIT)	1,056	72,610
Welltower, Inc. (REIT)	1,423	218,018

		357,055

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,632	23,191

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,163	241,802

Office REITs (0.0%)†
BXP, Inc. (REIT)	366	24,591

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	701	91,677
CoStar Group, Inc.*	986	78,121

		169,798

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	331	71,039
Camden Property Trust (REIT)	249	30,453
Equity Residential (REIT)	795	56,906
Essex Property Trust, Inc. (REIT)	150	45,985
Invitation Homes, Inc. (REIT)	1,327	46,246
Mid-America Apartment Communities, Inc. (REIT)	272	45,582
UDR, Inc. (REIT)	701	31,664

		327,875

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	190	18,586
Kimco Realty Corp. (REIT)	1,570	33,347
Realty Income Corp. (REIT)	2,039	118,282
Regency Centers Corp. (REIT)	381	28,103
Simon Property Group, Inc. (REIT)	714	118,581

		316,899

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,089	236,966
Crown Castle, Inc. (REIT)	1,012	105,481
Digital Realty Trust, Inc. (REIT)	740	106,035
Equinix, Inc. (REIT)	228	185,900
Extra Space Storage, Inc. (REIT)	494	73,354
Iron Mountain, Inc. (REIT)	684	58,851
Public Storage (REIT)	367	109,839
SBA Communications Corp. (REIT)	250	55,003
VICI Properties, Inc. (REIT), Class A	2,456	80,115
Weyerhaeuser Co. (REIT)	1,693	49,571

		1,061,115

Total Real Estate		2,522,326

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	598	38,481
American Electric Power Co., Inc.	1,241	135,604
Constellation Energy Corp.	729	146,988
Duke Energy Corp.	1,815	221,376
Edison International	902	53,146
Entergy Corp.	999	85,405
Evergy, Inc.	536	36,957
Eversource Energy	854	53,042
Exelon Corp.	2,341	107,873
FirstEnergy Corp.	1,195	48,302
NextEra Energy, Inc.	4,802	340,414
NRG Energy, Inc.	472	45,057
PG&E Corp.	5,093	87,498
Pinnacle West Capital Corp.	286	27,241
PPL Corp.	1,719	62,073
Southern Co. (The)	2,553	234,748
Xcel Energy, Inc.	1,338	94,717

		1,818,922

Gas Utilities (0.0%)†
Atmos Energy Corp.	371	57,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,791	$22,244
Vistra Corp.	793	93,130

		115,374

Multi-Utilities (0.2%)
Ameren Corp.	622	62,449
CenterPoint Energy, Inc.	1,518	54,997
CMS Energy Corp.	696	52,277
Consolidated Edison, Inc.	807	89,246
Dominion Energy, Inc.	1,957	109,729
DTE Energy Co.	482	66,646
NiSource, Inc.	1,087	43,578
Public Service Enterprise Group, Inc.	1,161	95,550
Sempra	1,476	105,328
WEC Energy Group, Inc.	737	80,318

		760,118

Water Utilities (0.0%)†
American Water Works Co., Inc.	454	66,974

Total Utilities		2,818,737

Total Common Stocks (30.6%) (Cost $44,079,803)		111,229,914

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.5%)
U.S. Treasury Notes
4.625%, 3/15/26	$10,350,200	10,401,159
3.625%, 5/15/26	4,572,700	4,551,456
4.125%, 6/15/26	4,900,000	4,905,916
4.500%, 7/15/26	400,000	402,408
4.375%, 7/31/26	3,714,400	3,732,417
4.625%, 10/15/26	3,081,300	3,111,071
4.125%, 10/31/26	5,942,400	5,956,451
4.625%, 11/15/26	2,759,300	2,787,032
1.250%, 11/30/26	3,533,600	3,380,695
4.375%, 12/15/26	726,400	731,278
1.250%, 12/31/26	3,800,000	3,627,711
4.500%, 4/15/27	4,341,500	4,389,751
2.750%, 4/30/27	6,800,000	6,641,757
4.500%, 5/15/27	736,300	744,702
4.625%, 6/15/27	2,384,800	2,420,313
4.375%, 7/15/27	478,900	483,600
3.125%, 8/31/27	4,700,000	4,613,518
3.375%, 9/15/27	532,800	526,161
4.125%, 10/31/27	3,448,900	3,466,047
2.250%, 11/15/27	2,977,700	2,854,720
3.875%, 11/30/27	2,458,100	2,455,218
4.000%, 12/15/27	3,849,500	3,858,576
4.000%, 2/29/28	1,200,000	1,202,641
3.625%, 3/31/28	7,583,200	7,522,201
3.625%, 5/31/28	766,500	759,616
4.000%, 6/30/28	733,900	735,732
4.375%, 8/31/28	4,664,800	4,728,926
4.875%, 10/31/28	2,647,600	2,729,520
4.375%, 11/30/28	6,524,800	6,620,646
4.250%, 2/28/29	2,867,000	2,897,744
4.125%, 3/31/29	5,266,800	5,300,372
2.375%, 5/15/29	2,605,600	2,450,063
3.250%, 6/30/29	1,941,400	1,887,849
3.625%, 8/31/29	7,099,800	7,003,135
1.750%, 11/15/29	2,903,700	2,636,571
3.875%, 12/31/29	2,458,400	2,447,389
4.000%, 2/28/30	4,016,600	4,021,286
4.625%, 9/30/30	534,600	550,287
4.875%, 10/31/30	3,875,500	4,036,544
0.875%, 11/15/30	1,828,200	1,540,128
4.375%, 11/30/30	2,366,000	2,405,629
1.125%, 2/15/31	2,065,400	1,754,897
4.250%, 2/28/31	3,717,700	3,755,164
4.625%, 4/30/31	2,031,000	2,091,282
1.625%, 5/15/31	2,182,500	1,895,683
4.625%, 5/31/31	3,697,000	3,806,774
1.250%, 8/15/31	388,900	327,423
3.750%, 8/31/31	706,100	692,552
3.625%, 9/30/31	739,300	719,735
4.125%, 10/31/31	2,599,400	2,603,431
1.375%, 11/15/31	2,190,700	1,846,292
4.375%, 1/31/32	295,700	300,382
1.875%, 2/15/32	1,510,400	1,308,939
2.875%, 5/15/32	1,891,400	1,746,276
4.125%, 11/15/32	2,390,700	2,389,198
3.500%, 2/15/33	2,581,300	2,467,181
3.875%, 8/15/33	1,965,300	1,921,735
4.500%, 11/15/33	2,204,800	2,252,590
4.000%, 2/15/34	3,382,200	3,328,564
4.375%, 5/15/34	1,006,700	1,017,894
3.875%, 8/15/34	3,210,100	3,121,007
4.250%, 11/15/34	2,067,700	2,068,669
4.625%, 2/15/35	739,400	761,811

Total U.S. Treasury Obligations		179,695,715

Total Long-Term Debt Securities (49.5%) (Cost $180,746,983)		179,695,715

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	198

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (16.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	37,758	37,758
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	59,571,343	59,589,214

Total Investment Companies		59,626,972

Total Short-Term Investments (16.4%) (Cost $59,621,739)		59,626,972

Total Investments in Securities (96.5%) (Cost $284,448,652)		350,552,799
Other Assets Less Liabilities (3.5%)		12,549,447

Net Assets (100%)		$363,102,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $132,311. This was collateralized by $97,644 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $37,758 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	374	6/2025	USD	45,184,810	(1,581,891)
Russell 2000 E-Mini Index	62	6/2025	USD	6,284,010	(120,253)
S&P 500 E-Mini Index	37	6/2025	USD	10,458,513	(50,709)
S&P Midcap 400 E-Mini Index	24	6/2025	USD	7,052,640	(41,607)

					(1,794,460)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,232,936	$—	$—	$10,232,936
Consumer Discretionary	11,472,596	—	—	11,472,596
Consumer Staples	6,734,359	—	—	6,734,359
Energy	4,070,578	—	—	4,070,578
Financials	16,326,285	—	—	16,326,285
Health Care	12,435,984	—	—	12,435,984
Industrials	9,420,888	—	—	9,420,888
Information Technology	32,948,015	—	—	32,948,015
Materials	2,247,210	—	—	2,247,210
Real Estate	2,522,326	—	—	2,522,326
Utilities	2,818,737	—	—	2,818,737
Rights
Health Care	—	198	—	198
Short-Term Investments
Investment Companies	59,626,972	—	—	59,626,972
U.S. Treasury Obligations	—	179,695,715	—	179,695,715

Total Assets	$170,856,886	$179,695,913	$—	$350,552,799

Liabilities:
Futures	$(1,794,460)	$—	$—	$(1,794,460)

Total Liabilities	$(1,794,460)	$—	$—	$(1,794,460)

Total	$169,062,426	$179,695,913	$—	$348,758,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,898,375
Aggregate gross unrealized depreciation	(6,554,592)

Net unrealized appreciation	$66,343,783

Federal income tax cost of investments in securities and derivative instruments, if applicable	$282,414,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	20,134	$569,389
Verizon Communications, Inc.	11,774	534,069

		1,103,458

Entertainment (0.5%)
Electronic Arts, Inc.	668	96,540
Live Nation Entertainment, Inc.*	438	57,194
Netflix, Inc.*	1,198	1,117,171
Take-Two Interactive Software, Inc.*	452	93,677
TKO Group Holdings, Inc., Class A	189	28,881
Walt Disney Co. (The)	5,066	500,014
Warner Bros Discovery, Inc.*	6,248	67,041

		1,960,518

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A	16,326	2,524,652
Alphabet, Inc., Class C	13,238	2,068,173
Match Group, Inc.	717	22,370
Meta Platforms, Inc., Class A	6,130	3,533,087

		8,148,282

Media (0.2%)
Charter Communications, Inc., Class A*	270	99,503
Comcast Corp., Class A	10,546	389,147
Fox Corp., Class A	624	35,318
Fox Corp., Class B	369	19,450
Interpublic Group of Cos., Inc. (The)	1,056	28,681
News Corp., Class A	1,092	29,724
News Corp., Class B	320	9,719
Omnicom Group, Inc.	544	45,103
Paramount Global, Class B	1,608	19,232

		675,877

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,338	356,858

Total Communication Services		12,244,993

Consumer Discretionary (3.7%)
Automobile Components (0.0%)†
Aptiv plc*	653	38,853

Automobiles (0.6%)
Ford Motor Co.	10,853	108,856
General Motors Co.	2,796	131,496
Tesla, Inc.*	7,827	2,028,445

		2,268,797

Broadline Retail (1.4%)
Amazon.com, Inc.*	26,409	5,024,576
eBay, Inc.	1,331	90,149

		5,114,725

Distributors (0.0%)†
Genuine Parts Co.	390	46,465
LKQ Corp.	746	31,735
Pool Corp.	107	34,063

		112,263

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,217	145,383
Booking Holdings, Inc.	93	428,443
Caesars Entertainment, Inc.*	605	15,125
Carnival Corp.*	2,882	56,286
Chipotle Mexican Grill, Inc.*	3,809	191,250
Darden Restaurants, Inc.	332	68,976
Domino’s Pizza, Inc.	98	45,026
DoorDash, Inc., Class A*	951	173,814
Expedia Group, Inc.	341	57,322
Hilton Worldwide Holdings, Inc.	678	154,279
Las Vegas Sands Corp.	983	37,973
Marriott International, Inc., Class A	639	152,210
McDonald’s Corp.	2,008	627,239
MGM Resorts International*	642	19,029
Norwegian Cruise Line Holdings Ltd.*	1,200	22,752
Royal Caribbean Cruises Ltd.	688	141,343
Starbucks Corp.	3,179	311,828
Wynn Resorts Ltd.	260	21,710
Yum! Brands, Inc.	776	122,111

		2,792,099

Household Durables (0.1%)
DR Horton, Inc.	785	99,797
Garmin Ltd.	430	93,366
Lennar Corp., Class A	664	76,214
Mohawk Industries, Inc.*	148	16,899
NVR, Inc.*	9	65,199
PulteGroup, Inc.	577	59,316

		410,791

Leisure Products (0.0%)†
Hasbro, Inc.	366	22,505

Specialty Retail (0.7%)
AutoZone, Inc.*	47	179,201
Best Buy Co., Inc.	539	39,676
CarMax, Inc.*	434	33,817
Home Depot, Inc. (The)	2,783	1,019,942
Lowe’s Cos., Inc.	1,587	370,136
O’Reilly Automotive, Inc.*	161	230,645
Ross Stores, Inc.	927	118,461
TJX Cos., Inc. (The)	3,153	384,035
Tractor Supply Co.	1,485	81,824
Ulta Beauty, Inc.*	131	48,017
Williams-Sonoma, Inc.	344	54,386

		2,560,140

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	424	47,407
Lululemon Athletica, Inc.*	314	88,881
NIKE, Inc., Class B	3,325	211,071
Ralph Lauren Corp.	109	24,061
Tapestry, Inc.	588	41,401

		412,821

Total Consumer Discretionary		13,732,994

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	501	17,004
Coca-Cola Co. (The)	10,817	774,713
Constellation Brands, Inc., Class A	436	80,015
Keurig Dr Pepper, Inc.	3,316	113,473
Molson Coors Beverage Co., Class B	488	29,705
Monster Beverage Corp.*	1,960	114,699
PepsiCo, Inc.	3,838	575,470

		1,705,079

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,242	1,174,659
Dollar General Corp.	614	53,989
Dollar Tree, Inc.*	562	42,189
Kroger Co. (The)	1,846	124,956
Sysco Corp.	1,367	102,580
Target Corp.	1,286	134,207
Walgreens Boots Alliance, Inc.	2,047	22,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	12,162	$1,067,702

		2,723,147

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,329	63,805
Bunge Global SA	368	28,123
Campbell’s Co. (The)	550	21,956
Conagra Brands, Inc.	1,315	35,071
General Mills, Inc.	1,547	92,495
Hershey Co. (The)	409	69,951
Hormel Foods Corp.	812	25,123
J M Smucker Co. (The)	297	35,168
Kellanova	740	61,043
Kraft Heinz Co. (The)	2,453	74,645
Lamb Weston Holdings, Inc.	404	21,533
McCormick & Co., Inc. (Non-Voting)	704	57,946
Mondelez International, Inc., Class A	3,608	244,803
Tyson Foods, Inc., Class A	794	50,665

		882,327

Household Products (0.4%)
Church & Dwight Co., Inc.	681	74,971
Clorox Co. (The)	344	50,654
Colgate-Palmolive Co.	2,270	212,699
Kimberly-Clark Corp.	927	131,838
Procter & Gamble Co. (The)	6,564	1,118,637

		1,588,799

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	652	43,032
Kenvue, Inc.	5,356	128,437

		171,469

Tobacco (0.3%)
Altria Group, Inc.	4,732	284,015
Philip Morris International, Inc.	4,362	692,380

		976,395

Total Consumer Staples		8,047,216

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,761	121,346
Halliburton Co.	2,393	60,710
Schlumberger NV	3,947	164,985

		347,041

Oil, Gas & Consumable Fuels (1.2%)
APA Corp.	1,021	21,461
Chevron Corp.	4,682	783,252
ConocoPhillips	3,572	375,131
Coterra Energy, Inc.	2,082	60,170
Devon Energy Corp.	1,829	68,405
Diamondback Energy, Inc.	520	83,138
EOG Resources, Inc.	1,572	201,593
EQT Corp.	1,660	88,694
Expand Energy Corp.	584	65,011
Exxon Mobil Corp.	12,199	1,450,827
Hess Corp.	773	123,471
Kinder Morgan, Inc.	5,401	154,091
Marathon Petroleum Corp.	879	128,061
Occidental Petroleum Corp.	1,883	92,945
ONEOK, Inc.	1,745	173,139
Phillips 66	1,148	141,755
Targa Resources Corp.	609	122,086
Texas Pacific Land Corp.	52	68,899
Valero Energy Corp.	880	116,222
Williams Cos., Inc. (The)	3,408	203,662

		4,522,013

Total Energy		4,869,054

Financials (5.3%)
Banks (1.2%)
Bank of America Corp.	18,525	773,048
Citigroup, Inc.	5,242	372,130
Citizens Financial Group, Inc.	1,246	51,049
Fifth Third Bancorp	1,881	73,735
Huntington Bancshares, Inc.	4,054	60,850
JPMorgan Chase & Co.	7,830	1,920,699
KeyCorp	2,737	43,765
M&T Bank Corp.	461	82,404
PNC Financial Services Group, Inc. (The)	1,105	194,226
Regions Financial Corp.	2,563	55,694
Truist Financial Corp.	3,713	152,790
US Bancorp	4,361	184,121
Wells Fargo & Co.	9,188	659,606

		4,624,117

Capital Markets (1.2%)
Ameriprise Financial, Inc.	270	130,710
Bank of New York Mellon Corp. (The)	1,996	167,405
BlackRock, Inc.	407	385,217
Blackstone, Inc.	2,050	286,549
Cboe Global Markets, Inc.	294	66,529
Charles Schwab Corp. (The)	4,777	373,944
CME Group, Inc.	1,007	267,147
FactSet Research Systems, Inc.	107	48,646
Franklin Resources, Inc.(x)	841	16,189
Goldman Sachs Group, Inc. (The)	871	475,819
Intercontinental Exchange, Inc.	1,603	276,518
KKR & Co., Inc.	1,888	218,272
MarketAxess Holdings, Inc.	106	22,933
Moody’s Corp.	435	202,575
Morgan Stanley	3,471	404,962
MSCI, Inc.	219	123,844
Nasdaq, Inc.	1,157	87,770
Northern Trust Corp.	554	54,652
Raymond James Financial, Inc.	509	70,705
S&P Global, Inc.	883	448,652
State Street Corp.	815	72,967
T. Rowe Price Group, Inc.	619	56,868

		4,258,873

Consumer Finance (0.2%)
American Express Co.	1,552	417,566
Capital One Financial Corp.	1,072	192,209
Discover Financial Services	701	119,661
Synchrony Financial	1,082	57,281

		786,717

Financial Services (1.8%)
Apollo Global Management, Inc.	1,250	171,175
Berkshire Hathaway, Inc., Class B*	5,130	2,732,135
Corpay, Inc.*	193	67,303
Fidelity National Information Services, Inc.	1,496	111,721
Fiserv, Inc.*	1,598	352,886
Global Payments, Inc.	693	67,859
Jack Henry & Associates, Inc.	204	37,251
Mastercard, Inc., Class A	2,276	1,247,521
PayPal Holdings, Inc.*	2,757	179,894
Visa, Inc., Class A	4,825	1,690,970

		6,658,715

Insurance (0.9%)
Aflac, Inc.	1,390	154,554
Allstate Corp. (The)	738	152,818
American International Group, Inc.	1,638	142,408
Aon plc, Class A	604	241,050
Arch Capital Group Ltd.	1,046	100,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	713	$246,156
Assurant, Inc.	145	30,414
Brown & Brown, Inc.	662	82,353
Chubb Ltd.	1,048	316,486
Cincinnati Financial Corp.	438	64,701
Erie Indemnity Co., Class A	69	28,914
Everest Group Ltd.	119	43,236
Globe Life, Inc.	235	30,954
Hartford Insurance Group, Inc. (The)	814	100,716
Loews Corp.	485	44,576
Marsh & McLennan Cos., Inc.	1,372	334,809
MetLife, Inc.	1,617	129,829
Principal Financial Group, Inc.	592	49,947
Progressive Corp. (The)	1,643	464,985
Prudential Financial, Inc.	992	110,787
Travelers Cos., Inc. (The)	634	167,668
W.R. Berkley Corp.	847	60,273
Willis Towers Watson plc	282	95,302

		3,193,540

Total Financials		19,521,962

Health Care (4.0%)
Biotechnology (0.7%)
AbbVie, Inc.	4,936	1,034,191
Amgen, Inc.	1,509	470,129
Biogen, Inc.*	407	55,694
Gilead Sciences, Inc.	3,499	392,063
Incyte Corp.*	444	26,884
Moderna, Inc.*	933	26,451
Regeneron Pharmaceuticals, Inc.	293	185,829
Vertex Pharmaceuticals, Inc.*	720	349,070

		2,540,311

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,865	645,342
Align Technology, Inc.*	196	31,137
Baxter International, Inc.	1,433	49,052
Becton Dickinson & Co.	808	185,080
Boston Scientific Corp.*	4,131	416,735
Cooper Cos., Inc. (The)*	556	46,899
Dexcom, Inc.*	1,086	74,163
Edwards Lifesciences Corp.*	1,639	118,795
GE HealthCare Technologies, Inc.	1,275	102,905
Hologic, Inc.*	620	38,297
IDEXX Laboratories, Inc.*	229	96,169
Insulet Corp.*	195	51,209
Intuitive Surgical, Inc.*	996	493,289
Medtronic plc	3,582	321,878
ResMed, Inc.	409	91,555
Solventum Corp.*	398	30,264
STERIS plc	276	62,555
Stryker Corp.	962	358,104
Zimmer Biomet Holdings, Inc.	553	62,589

		3,276,017

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	681	93,822
Cencora, Inc.	478	132,927
Centene Corp.*	1,403	85,176
Cigna Group (The)	764	251,356
CVS Health Corp.	3,529	239,090
DaVita, Inc.*	128	19,580
Elevance Health, Inc.	648	281,854
HCA Healthcare, Inc.	495	171,047
Henry Schein, Inc.*	349	23,903
Humana, Inc.	337	89,170
Labcorp Holdings, Inc.	236	54,927
McKesson Corp.	350	235,547
Molina Healthcare, Inc.*	152	50,067
Quest Diagnostics, Inc.	311	52,621
UnitedHealth Group, Inc.	2,579	1,350,751
Universal Health Services, Inc., Class B	167	31,379

		3,163,217

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	799	93,467
Bio-Techne Corp.	437	25,621
Charles River Laboratories International, Inc.*	143	21,524
Danaher Corp.	1,785	365,925
IQVIA Holdings, Inc.*	459	80,922
Mettler-Toledo International, Inc.*	59	69,674
Revvity, Inc.	338	35,760
Thermo Fisher Scientific, Inc.	1,070	532,432
Waters Corp.*	166	61,183
West Pharmaceutical Services, Inc.	201	45,000

		1,331,508

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	5,695	347,338
Eli Lilly & Co.	2,208	1,823,609
Johnson & Johnson	6,746	1,118,757
Merck & Co., Inc.	7,081	635,590
Pfizer, Inc.	15,905	403,033
Viatris, Inc.	3,315	28,874
Zoetis, Inc.	1,259	207,294

		4,564,495

Total Health Care		14,875,548

Industrials (3.0%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	203	106,768
Boeing Co. (The)*	2,087	355,938
GE Aerospace	3,002	600,850
General Dynamics Corp.	710	193,532
Howmet Aerospace, Inc.	1,134	147,114
Huntington Ingalls Industries, Inc.	108	22,036
L3Harris Technologies, Inc.	527	110,306
Lockheed Martin Corp.	589	263,112
Northrop Grumman Corp.	382	195,588
RTX Corp.	3,722	493,016
Textron, Inc.	521	37,642
TransDigm Group, Inc.	157	217,177

		2,743,079

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	328	33,587
Expeditors International of Washington, Inc.	395	47,499
FedEx Corp.	617	150,412
United Parcel Service, Inc., Class B	2,040	224,380

		455,878

Building Products (0.2%)
A.O. Smith Corp.	338	22,092
Allegion plc	242	31,571
Builders FirstSource, Inc.*	324	40,480
Carrier Global Corp.	2,258	143,157
Johnson Controls International plc	1,844	147,723
Lennox International, Inc.	89	49,914
Masco Corp.	600	41,724
Trane Technologies plc	627	211,249

		687,910

Commercial Services & Supplies (0.2%)
Cintas Corp.	962	197,720
Copart, Inc.*	2,447	138,476
Republic Services, Inc.	567	137,305
Rollins, Inc.	786	42,467
Veralto Corp.	687	66,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	1,020	$236,140

		819,056

Construction & Engineering (0.0%)†
Quanta Services, Inc.	409	103,960

Electrical Equipment (0.3%)
AMETEK, Inc.	646	111,202
Eaton Corp. plc	1,104	300,100
Emerson Electric Co.	1,567	171,806
GE Vernova, Inc.	770	235,066
Generac Holdings, Inc.*	170	21,530
Hubbell, Inc., Class B	150	49,637
Rockwell Automation, Inc.	315	81,390

		970,731

Ground Transportation (0.3%)
CSX Corp.	5,389	158,598
JB Hunt Transport Services, Inc.	221	32,697
Norfolk Southern Corp.	636	150,636
Old Dominion Freight Line, Inc.	524	86,696
Uber Technologies, Inc.*	5,838	425,357
Union Pacific Corp.	1,684	397,828

		1,251,812

Industrial Conglomerates (0.2%)
3M Co.	1,527	224,255
Honeywell International, Inc.	1,817	384,750

		609,005

Machinery (0.6%)
Caterpillar, Inc.	1,339	441,602
Cummins, Inc.	383	120,048
Deere & Co.	712	334,177
Dover Corp.	384	67,461
Fortive Corp.	974	71,277
IDEX Corp.	212	38,366
Illinois Tool Works, Inc.	747	185,264
Ingersoll Rand, Inc.	1,128	90,274
Nordson Corp.	152	30,661
Otis Worldwide Corp.	1,113	114,862
PACCAR, Inc.	1,457	141,868
Parker-Hannifin Corp.	359	218,218
Pentair plc	464	40,591
Snap-on, Inc.	147	49,540
Stanley Black & Decker, Inc.	429	32,982
Westinghouse Air Brake Technologies Corp.	478	86,685
Xylem, Inc.	678	80,994

		2,144,870

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,782	77,695
Southwest Airlines Co.	1,674	56,213
United Airlines Holdings, Inc.*	920	63,526

		197,434

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,138	347,693
Broadridge Financial Solutions, Inc.	324	78,557
Dayforce, Inc.*	442	25,782
Equifax, Inc.	346	84,272
Jacobs Solutions, Inc.	348	42,070
Leidos Holdings, Inc.	371	50,063
Paychex, Inc.	896	138,235
Paycom Software, Inc.	135	29,495
Verisk Analytics, Inc.	393	116,964

		913,131

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,601	124,158
United Rentals, Inc.	182	114,059
W.W. Grainger, Inc.	123	121,503

		359,720

Total Industrials		11,256,586

Information Technology (10.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,886	223,607
Cisco Systems, Inc.	11,156	688,437
F5, Inc.*	162	43,136
Juniper Networks, Inc.	909	32,897
Motorola Solutions, Inc.	467	204,457

		1,192,534

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,369	220,973
CDW Corp.	371	59,457
Corning, Inc.	2,156	98,702
Jabil, Inc.	301	40,957
Keysight Technologies, Inc.*	482	72,189
TE Connectivity plc	832	117,578
Teledyne Technologies, Inc.*	130	64,702
Trimble, Inc.*	683	44,839
Zebra Technologies Corp., Class A*	143	40,406

		759,803

IT Services (0.4%)
Accenture plc, Class A	1,753	547,006
Akamai Technologies, Inc.*	426	34,293
Cognizant Technology Solutions Corp., Class A	1,378	105,417
EPAM Systems, Inc.*	158	26,677
Gartner, Inc.*	214	89,824
GoDaddy, Inc., Class A*	394	70,975
International Business Machines Corp.	2,593	644,775
VeriSign, Inc.*	233	59,152

		1,578,119

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	4,538	466,234
Analog Devices, Inc.	1,387	279,716
Applied Materials, Inc.	2,268	329,132
Broadcom, Inc.	13,119	2,196,514
Enphase Energy, Inc.*	381	23,641
First Solar, Inc.*	305	38,561
Intel Corp.	12,045	273,542
KLA Corp.	374	254,245
Lam Research Corp.	3,596	261,429
Microchip Technology, Inc.	1,491	72,179
Micron Technology, Inc.	3,099	269,272
Monolithic Power Systems, Inc.	133	77,138
NVIDIA Corp.	68,574	7,432,050
NXP Semiconductors NV	708	134,563
ON Semiconductor Corp.*	1,191	48,462
QUALCOMM, Inc.	3,095	475,423
Skyworks Solutions, Inc.	448	28,954
Teradyne, Inc.	452	37,335
Texas Instruments, Inc.	2,552	458,595

		13,156,985

Software (3.5%)
Adobe, Inc.*	1,214	465,605
ANSYS, Inc.*	244	77,241
Autodesk, Inc.*	598	156,556
Cadence Design Systems, Inc.*	766	194,817
Crowdstrike Holdings, Inc., Class A*	691	243,633
Fair Isaac Corp.*	68	125,403
Fortinet, Inc.*	1,773	170,669
Gen Digital, Inc.	1,506	39,969
Intuit, Inc.	785	481,982
Microsoft Corp.	20,817	7,814,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.	4,541	$634,877
Palantir Technologies, Inc., Class A*	5,734	483,950
Palo Alto Networks, Inc.*	1,855	316,537
PTC, Inc.*	335	51,908
Roper Technologies, Inc.	299	176,285
Salesforce, Inc.	2,681	719,473
ServiceNow, Inc.*	577	459,373
Synopsys, Inc.*	432	185,263
Tyler Technologies, Inc.*	121	70,348
Workday, Inc., Class A*	592	138,250

		13,006,633

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	42,053	9,341,233
Dell Technologies, Inc., Class C	854	77,842
Hewlett Packard Enterprise Co.	3,636	56,103
HP, Inc.	2,607	72,188
NetApp, Inc.	577	50,684
Seagate Technology Holdings plc	584	49,611
Super Micro Computer, Inc.(x)*	1,400	47,936
Western Digital Corp.(x)*	975	39,419

		9,735,016

Total Information Technology		39,429,090

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	625	184,325
Albemarle Corp.(x)	327	23,551
CF Industries Holdings, Inc.	484	37,825
Corteva, Inc.	1,924	121,077
Dow, Inc.	1,962	68,513
DuPont de Nemours, Inc.	1,169	87,301
Eastman Chemical Co.	329	28,988
Ecolab, Inc.	704	178,478
International Flavors & Fragrances, Inc.	714	55,414
Linde plc	1,336	622,095
LyondellBasell Industries NV, Class A	721	50,758
Mosaic Co. (The)	899	24,282
PPG Industries, Inc.	646	70,640
Sherwin-Williams Co. (The)	651	227,323

		1,780,570

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	170	81,282
Vulcan Materials Co.	370	86,321

		167,603

Containers & Packaging (0.1%)
Amcor plc(x)	4,043	39,217
Avery Dennison Corp.	225	40,043
Ball Corp.	830	43,218
International Paper Co.	1,473	78,585
Packaging Corp. of America	248	49,109
Smurfit WestRock plc	1,371	61,777

		311,949

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,994	151,213
Newmont Corp.	3,189	153,965
Nucor Corp.	660	79,424
Steel Dynamics, Inc.	399	49,907

		434,509

Total Materials		2,694,631

Real Estate (0.8%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	40,057
Healthpeak Properties, Inc. (REIT)	1,968	39,793
Ventas, Inc. (REIT)	1,175	80,793
Welltower, Inc. (REIT)	1,709	261,836

		422,479

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,972	28,022

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,587	289,201

Office REITs (0.0%)†
BXP, Inc. (REIT)	404	27,145

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	821	107,370
CoStar Group, Inc.*	1,182	93,650

		201,020

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	397	85,204
Camden Property Trust (REIT)	296	36,201
Equity Residential (REIT)	948	67,858
Essex Property Trust, Inc. (REIT)	179	54,876
Invitation Homes, Inc. (REIT)	1,584	55,202
Mid-America Apartment Communities, Inc. (REIT)	325	54,464
UDR, Inc. (REIT)	847	38,259

		392,064

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	20,444
Kimco Realty Corp. (REIT)	1,867	39,655
Realty Income Corp. (REIT)	2,443	141,718
Regency Centers Corp. (REIT)	460	33,930
Simon Property Group, Inc. (REIT)	863	143,327

		379,074

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,306	284,186
Crown Castle, Inc. (REIT)	1,208	125,910
Digital Realty Trust, Inc. (REIT)	871	124,805
Equinix, Inc. (REIT)	269	219,329
Extra Space Storage, Inc. (REIT)	592	87,906
Iron Mountain, Inc. (REIT)	815	70,123
Public Storage (REIT)	438	131,089
SBA Communications Corp. (REIT)	301	66,223
VICI Properties, Inc. (REIT), Class A	2,918	95,185
Weyerhaeuser Co. (REIT)	2,039	59,702

		1,264,458

Total Real Estate		3,003,463

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	717	46,139
American Electric Power Co., Inc.	1,485	162,266
Constellation Energy Corp.	871	175,620
Duke Energy Corp.	2,156	262,967
Edison International	1,076	63,398
Entergy Corp.	1,196	102,246
Evergy, Inc.	640	44,128
Eversource Energy	1,030	63,973
Exelon Corp.	2,797	128,886
FirstEnergy Corp.	1,433	57,922
NextEra Energy, Inc.	5,752	407,759
NRG Energy, Inc.	563	53,744
PG&E Corp.	6,103	104,850
Pinnacle West Capital Corp.	317	30,194
PPL Corp.	2,063	74,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	3,058	$281,183
Xcel Energy, Inc.	1,594	112,839

		2,172,609

Gas Utilities (0.0%)†
Atmos Energy Corp.	435	67,242

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,988	24,691
Vistra Corp.	946	111,098

		135,789

Multi-Utilities (0.3%)
Ameren Corp.	746	74,899
CenterPoint Energy, Inc.	1,848	66,953
CMS Energy Corp.	835	62,717
Consolidated Edison, Inc.	967	106,941
Dominion Energy, Inc.	2,344	131,428
DTE Energy Co.	579	80,058
NiSource, Inc.	1,304	52,277
Public Service Enterprise Group, Inc.	1,393	114,644
Sempra	1,760	125,594
WEC Energy Group, Inc.	883	96,229

		911,740

Water Utilities (0.0%)†
American Water Works Co., Inc.	545	80,398

Total Utilities		3,367,778

Total Common Stocks (35.8%) (Cost $88,831,828)		133,043,315

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (40.1%)
Communication Services (3.2%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
2.750%, 6/1/31	$865,000	765,900
2.250%, 2/1/32	402,000	338,370
2.550%, 12/1/33	406,000	331,382
5.400%, 2/15/34	386,000	389,420
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	213,451
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	351,478
Orange SA
9.000%, 3/1/31(e)	297,000	358,176
Sprint Capital Corp.
8.750%, 3/15/32	200,000	239,647
Verizon Communications, Inc.
3.150%, 3/22/30	125,000	116,276
2.550%, 3/21/31	437,000	383,467
2.355%, 3/15/32	550,000	464,305
4.500%, 8/10/33	409,000	391,132
6.400%, 9/15/33	298,000	323,181

		4,666,185

Entertainment (0.5%)
Netflix, Inc.
4.900%, 8/15/34	600,000	597,560
Walt Disney Co. (The)
2.650%, 1/13/31	400,000	360,731
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	877,009

		1,835,300

Interactive Media & Services (0.3%)
Alphabet, Inc.
1.100%, 8/15/30	478,000	405,707
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	470,436
4.750%, 8/15/34	214,000	211,810

		1,087,953

Media (0.6%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	324,240
6.550%, 6/1/34	273,000	280,801
Comcast Corp.
3.400%, 4/1/30	525,000	496,364
4.250%, 10/15/30(x)	200,000	195,833
5.300%, 6/1/34	561,000	567,317
Paramount Global
7.875%, 7/30/30	100,000	109,525
4.950%, 1/15/31	250,000	239,999

		2,214,079

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc.
3.875%, 4/15/30	624,000	596,070
2.550%, 2/15/31	970,000	851,634
3.500%, 4/15/31	361,000	333,583
5.150%, 4/15/34	276,000	275,288

		2,056,575

Total Communication Services		11,860,092

Consumer Discretionary (1.4%)
Automobiles (0.1%)
General Motors Co.
5.600%, 10/15/32	500,000	495,000

Broadline Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	392,778
3.600%, 4/13/32(x)	300,000	281,730
4.700%, 12/1/32	225,000	226,451
eBay, Inc.
2.700%, 3/11/30	353,000	320,985

		1,221,944

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series FF
4.625%, 6/15/30	334,000	330,240
McDonald’s Corp.
2.125%, 3/1/30	150,000	133,454
3.600%, 7/1/30	200,000	190,476
Starbucks Corp.
2.550%, 11/15/30	250,000	222,550

		876,720

Specialty Retail (0.7%)
AutoZone, Inc.
4.000%, 4/15/30	315,000	303,749
Home Depot, Inc. (The)
2.700%, 4/15/30(x)	200,000	183,156
4.850%, 6/25/31	355,000	359,063
3.250%, 4/15/32	270,000	245,036
4.950%, 6/25/34	408,000	406,806
Lowe’s Cos., Inc.
1.700%, 10/15/30	175,000	148,876
2.625%, 4/1/31	390,000	344,898
3.750%, 4/1/32	300,000	276,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 7/1/33	$321,000	$321,790

		2,590,215

Total Consumer Discretionary		5,183,879

Consumer Staples (2.9%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	300,000	285,615
4.900%, 1/23/31	140,000	142,169
Coca-Cola Co. (The)
1.650%, 6/1/30	250,000	217,567
1.375%, 3/15/31	320,000	268,546
5.000%, 5/13/34	365,000	369,852
Constellation Brands, Inc.
2.250%, 8/1/31	250,000	211,342
Diageo Capital plc
5.625%, 10/5/33	312,000	323,074
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	173,557
PepsiCo, Inc.
2.750%, 3/19/30	350,000	322,743
3.900%, 7/18/32	400,000	380,545

		2,695,010

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.
1.600%, 4/20/30	293,000	256,299
Dollar General Corp.
5.450%, 7/5/33	233,000	233,367
Kroger Co. (The)
2.200%, 5/1/30(x)	326,000	288,554
5.000%, 9/15/34	366,000	355,465
Sysco Corp.
2.400%, 2/15/30	100,000	89,716
Target Corp.
4.500%, 9/15/32	500,000	489,639
Walmart, Inc.
1.800%, 9/22/31	480,000	410,808
4.100%, 4/15/33	675,000	651,465

		2,775,313

Food Products (0.4%)
Archer-Daniels-Midland Co.
3.250%, 3/27/30	315,000	295,480
General Mills, Inc.
2.875%, 4/15/30	200,000	182,938
JBS USA Holding Lux Sarl
5.750%, 4/1/33	146,000	147,883
6.750%, 3/15/34	264,000	285,012
Mondelez International, Inc.
2.750%, 4/13/30	280,000	255,135
Pilgrim’s Pride Corp.
6.250%, 7/1/33	179,000	185,261
Unilever Capital Corp.
5.900%, 11/15/32	100,000	107,713

		1,459,422

Household Products (0.3%)
Kimberly-Clark Corp.
2.000%, 11/2/31	436,000	375,566
Procter & Gamble Co. (The)
3.000%, 3/25/30	445,000	417,687
1.200%, 10/29/30	200,000	169,173
2.300%, 2/1/32(x)	204,000	179,568

		1,141,994

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	240,416
Haleon US Capital LLC
3.625%, 3/24/32	361,000	330,569

		570,985

Tobacco (0.6%)
Altria Group, Inc.
2.450%, 2/4/32	320,000	269,423
6.875%, 11/1/33	241,000	264,746
BAT Capital Corp.
2.726%, 3/25/31(x)	540,000	476,884
Philip Morris International, Inc.
2.100%, 5/1/30	250,000	220,791
5.750%, 11/17/32	350,000	364,846
5.375%, 2/15/33	200,000	203,290
5.250%, 2/13/34	274,000	275,430

		2,075,410

Total Consumer Staples		10,718,134

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets America, Inc.
3.633%, 4/6/30	100,000	95,288
1.749%, 8/10/30	155,000	133,478
2.721%, 1/12/32	420,000	367,189
4.812%, 2/13/33	350,000	343,514
Burlington Resources LLC
7.200%, 8/15/31	100,000	112,736
Cheniere Energy Partners LP
4.000%, 3/1/31	440,000	412,214
Chevron Corp.
2.236%, 5/11/30	220,000	197,376
ConocoPhillips Co.
5.050%, 9/15/33	332,000	331,901
Devon Energy Corp.
7.875%, 9/30/31	165,000	187,603
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	235,680
Enbridge, Inc.
5.700%, 3/8/33	300,000	306,099
Energy Transfer LP
3.750%, 5/15/30	380,000	358,049
5.750%, 2/15/33	326,000	332,357
6.550%, 12/1/33	298,000	317,732
5.550%, 5/15/34	281,000	280,106
5.600%, 9/1/34	421,000	420,922
Enterprise Products Operating LLC
5.350%, 1/31/33	100,000	102,112
4.950%, 2/15/35	274,000	269,078
Series D
6.875%, 3/1/33	100,000	111,341
EQT Corp.
5.750%, 2/1/34	661,000	671,941
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	335,067
2.610%, 10/15/30	325,000	293,970
Hess Corp.
7.300%, 8/15/31	210,000	237,315
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	320,163
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	85,211
7.750%, 1/15/32	100,000	114,087
4.800%, 2/1/33	250,000	240,905
5.200%, 6/1/33	200,000	197,406
5.400%, 2/1/34	272,000	270,725
MPLX LP
2.650%, 8/15/30	225,000	199,628
4.950%, 9/1/32	300,000	292,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 6/1/34	$408,000	$405,790
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	262,838
6.125%, 1/1/31	625,000	641,938
ONEOK, Inc.
3.100%, 3/15/30	125,000	114,888
6.350%, 1/15/31	350,000	371,029
6.100%, 11/15/32	100,000	104,484
Phillips 66 Co.
5.300%, 6/30/33	384,000	381,629
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	259,208
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	196,041
Shell Finance US, Inc.
2.750%, 4/6/30	200,000	183,590
Targa Resources Partners LP
4.875%, 2/1/31	400,000	390,734
4.000%, 1/15/32	200,000	184,205
TotalEnergies Capital International SA
2.829%, 1/10/30	205,000	190,997
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	173,054
Valero Energy Corp.
2.800%, 12/1/31	200,000	174,569
7.500%, 4/15/32	50,000	56,348
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	394,721
4.650%, 8/15/32	350,000	338,018
5.650%, 3/15/33	100,000	102,348

Total Energy		13,100,580

Financials (13.8%)
Banks (7.3%)
Banco Santander SA
2.749%, 12/3/30	200,000	173,284
2.958%, 3/25/31	200,000	178,518
6.921%, 8/8/33	400,000	423,130
Bank of America Corp.
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	171,825
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	966,718
(SOFR + 1.21%), 2.572%, 10/20/32(k)	404,000	347,973
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	962,889
(SOFR + 2.16%), 5.015%, 7/22/33(k)	504,000	499,961
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	501,736
(SOFR + 1.84%), 5.872%, 9/15/34(k)	263,000	273,973
(SOFR + 1.65%), 5.468%, 1/23/35(k)	396,000	400,606
(SOFR + 1.91%), 5.425%, 8/15/35(k)	289,000	281,678
(SOFR + 1.31%), 5.511%, 1/24/36(k)	516,000	523,770
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	399,000	366,808
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	221,366
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	666,393
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	207,801
(SOFR + 2.62%), 6.692%, 9/13/34(k)	252,000	268,848
(SOFR + 1.59%), 5.785%, 2/25/36(k)	200,000	200,182
Citibank NA
5.570%, 4/30/34	394,000	403,734
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	217,743
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	639,303
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	317,751
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	255,722
(SOFR + 1.83%), 6.020%, 1/24/36(k)	1,555,000	1,565,144
HSBC Holdings plc
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	1,046,221
(SOFR + 2.87%), 5.402%, 8/11/33(k)	600,000	605,249
(SOFR + 2.39%), 6.254%, 3/9/34(k)	200,000	210,165
(SOFR + 3.02%), 7.399%, 11/13/34(k)	249,000	271,981
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	312,000	282,996
(SOFR + 1.07%), 1.953%, 2/4/32(k)	518,000	439,536
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	699,586
(SOFR + 1.80%), 4.586%, 4/26/33(k)	351,000	340,708
(SOFR + 1.81%), 6.254%, 10/23/34(k)	315,000	337,700
(SOFR + 1.62%), 5.336%, 1/23/35(k)	553,000	555,052
(SOFR + 1.49%), 5.766%, 4/22/35(k)	650,000	672,262
(SOFR + 1.46%), 5.294%, 7/22/35(k)	784,000	784,753
KeyBank NA
5.000%, 1/26/33	300,000	291,660
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	195,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	261,000	262,296
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	200,000	174,287
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	399,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	$500,000	$513,979
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	388,000	394,844
PNC Financial Services Group, Inc. (The)
2.550%, 1/22/30	270,000	245,113
(SOFR + 1.26%), 4.812%, 10/21/32(k)	301,000	297,499
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	209,480
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	295,014
(SOFR + 2.28%), 6.875%, 10/20/34(k)	367,000	403,554
Royal Bank of Canada
5.000%, 2/1/33	250,000	247,960
5.150%, 2/1/34	425,000	427,592
Sumitomo Mitsui Financial Group, Inc.
2.130%, 7/8/30	200,000	174,691
5.424%, 7/9/31	414,000	423,505
5.766%, 1/13/33	200,000	207,489
Toronto-Dominion Bank (The)
3.200%, 3/10/32	372,000	330,426
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	331,852
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	307,848
US Bancorp
1.375%, 7/22/30	200,000	168,305
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	334,756
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	154,655
(SOFR + 1.60%), 4.839%, 2/1/34(k)	200,000	192,973
(SOFR + 2.26%), 5.836%, 6/12/34(k)	200,000	205,272
(SOFR + 1.86%), 5.678%, 1/23/35(k)	193,000	196,391
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33(k)	902,000	886,337
(SOFR + 1.99%), 5.557%, 7/25/34(k)	458,000	463,214
(SOFR + 2.06%), 6.491%, 10/23/34(k)	375,000	403,087
(SOFR + 1.78%), 5.499%, 1/23/35(k)	269,000	271,096
Westpac Banking Corp.
2.650%, 1/16/30	200,000	183,546
2.150%, 6/3/31	150,000	130,214

		27,007,141

Capital Markets (3.4%)
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	250,000	211,954
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)	200,000	209,183
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	197,419
Blackrock, Inc.
1.900%, 1/28/31	173,000	149,056
4.750%, 5/25/33	200,000	199,187
Blue Owl Credit Income Corp.
6.650%, 3/15/31	356,000	362,135
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	209,641
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34(k)	406,000	421,349
(SOFR + 2.01%), 6.136%, 8/24/34(k)	381,000	404,298
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	460,168
Goldman Sachs Group, Inc. (The)
3.800%, 3/15/30	450,000	429,451
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	174,437
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	555,730
(SOFR + 1.26%), 2.650%, 10/21/32(k)	403,000	347,075
(SOFR + 1.41%), 3.102%, 2/24/33(k)	200,000	175,404
(SOFR + 1.55%), 5.851%, 4/25/35(k)	391,000	401,672
(SOFR + 1.55%), 5.330%, 7/23/35(k)	716,000	708,678
(SOFR + 1.42%), 5.016%, 10/23/35(k)	608,000	589,756
Intercontinental Exchange, Inc.
4.600%, 3/15/33	300,000	292,503
Jefferies Financial Group, Inc.
6.200%, 4/14/34	322,000	327,480
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31(k)	600,000	543,341
(SOFR + 1.18%), 2.239%, 7/21/32(k)	1,599,000	1,356,496
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	533,420
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	248,922
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,291,000	1,335,152
Nasdaq, Inc.
5.550%, 2/15/34	383,000	390,776
Nomura Holdings, Inc.
5.783%, 7/3/34	365,000	373,123
S&P Global, Inc.
2.900%, 3/1/32	450,000	400,561
State Street Corp.
(SOFR + 1.05%), 4.675%, 10/22/32(k)	377,000	370,808
(SOFR + 1.73%), 4.164%, 8/4/33(k)(x)	200,000	188,960

		12,568,135

Consumer Finance (2.2%)
AerCap Ireland Capital DAC
3.300%, 1/30/32	500,000	440,622
4.950%, 9/10/34	380,000	363,820
Ally Financial, Inc.
8.000%, 11/1/31	195,000	216,711
American Express Co.
(SOFR + 2.26%), 4.989%, 5/26/33(k)	416,000	407,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.84%), 5.043%, 5/1/34(k)	$545,000	$542,232
(SOFR + 1.63%), 5.915%, 4/25/35(k)	326,000	332,865
(SOFR + 1.42%), 5.284%, 7/26/35(k)	209,000	208,089
American Honda Finance Corp.
5.050%, 7/10/31	257,000	258,201
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31(k)	248,000	275,516
(SOFR + 2.37%), 5.268%, 5/10/33(k)	488,000	477,762
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	208,048
Ford Motor Credit Co. LLC
4.000%, 11/13/30	312,000	278,329
6.050%, 3/5/31	750,000	737,921
7.122%, 11/7/33	256,000	261,607
6.125%, 3/8/34	401,000	383,821
General Motors Financial Co., Inc.
3.600%, 6/21/30	400,000	365,353
5.750%, 2/8/31	400,000	403,054
5.950%, 4/4/34	339,000	336,482
John Deere Capital Corp.
1.450%, 1/15/31	360,000	305,059
5.100%, 4/11/34	400,000	402,194
Toyota Motor Credit Corp.
3.375%, 4/1/30	490,000	461,346
5.550%, 11/20/30	342,000	355,191

		8,021,591

Financial Services (0.4%)
Fiserv, Inc.
5.450%, 3/15/34	429,000	433,559
Mastercard, Inc.
3.350%, 3/26/30	200,000	189,773
2.000%, 11/18/31	443,000	376,108
4.850%, 3/9/33	194,000	194,243
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	194,519
Visa, Inc.
1.100%, 2/15/31	363,000	301,644

		1,689,846

Insurance (0.5%)
Aon Corp.
2.800%, 5/15/30	350,000	317,923
Athene Holding Ltd.
5.875%, 1/15/34	249,000	251,670
Chubb INA Holdings LLC
1.375%, 9/15/30	335,000	283,377
5.000%, 3/15/34	287,000	286,706
MetLife, Inc.
4.550%, 3/23/30(x)	224,000	223,766
Progressive Corp. (The)
3.200%, 3/26/30	196,000	183,639
Prudential Financial, Inc.
5.750%, 7/15/33	208,000	217,974
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	301,000	301,000

		2,066,055

Total Financials		51,352,768

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.
4.950%, 3/15/31	240,000	243,082
5.050%, 3/15/34	951,000	954,727
Amgen, Inc.
2.300%, 2/25/31	500,000	436,396
2.000%, 1/15/32	362,000	301,531
5.250%, 3/2/33	600,000	606,319
Gilead Sciences, Inc.
5.250%, 10/15/33	125,000	127,324

		2,669,379

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
2.539%, 2/1/32(x)	280,000	238,701
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	42,532
5.110%, 2/8/34	354,000	352,383
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	275,000	288,938

		922,554

Health Care Providers & Services (2.1%)
Centene Corp.
3.000%, 10/15/30	700,000	611,310
2.500%, 3/1/31	700,000	589,190
Cigna Group (The)
5.400%, 3/15/33	250,000	254,278
5.250%, 2/15/34	360,000	359,429
CVS Health Corp.
1.875%, 2/28/31	453,000	378,217
5.250%, 2/21/33	293,000	288,034
5.700%, 6/1/34	273,000	275,516
Elevance Health, Inc.
2.550%, 3/15/31(x)	200,000	176,249
4.100%, 5/15/32	360,000	339,242
HCA, Inc.
3.500%, 9/1/30	530,000	491,337
3.625%, 3/15/32	300,000	269,906
5.600%, 4/1/34	436,000	436,488
Humana, Inc.
5.375%, 4/15/31	367,000	368,734
5.875%, 3/1/33	200,000	204,066
Laboratory Corp. of America Holdings
4.800%, 10/1/34	675,000	646,314
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	290,310
UnitedHealth Group, Inc.
4.900%, 4/15/31	221,000	222,789
2.300%, 5/15/31	375,000	327,623
4.200%, 5/15/32	400,000	382,592
5.350%, 2/15/33(x)	250,000	255,346
4.500%, 4/15/33	125,000	120,239
5.000%, 4/15/34	346,000	344,000

		7,631,209

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.300%, 3/12/31	155,000	134,496
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	352,354

		486,850

Pharmaceuticals (1.3%)
Astrazeneca Finance LLC
5.000%, 2/26/34	285,000	286,512
AstraZeneca plc
1.375%, 8/6/30	375,000	318,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bristol-Myers Squibb Co.
5.750%, 2/1/31	$341,000	$359,649
2.950%, 3/15/32	200,000	177,673
5.900%, 11/15/33	317,000	337,578
5.200%, 2/22/34	371,000	375,307
Eli Lilly & Co.
4.700%, 2/9/34	290,000	285,979
Johnson & Johnson
1.300%, 9/1/30	150,000	128,510
4.850%, 3/1/32	787,000	796,604
Merck & Co., Inc.
2.150%, 12/10/31	520,000	447,017
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	200,430
4.750%, 5/19/33	550,000	541,779
Pfizer, Inc.
2.625%, 4/1/30	350,000	319,568
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	351,784

		4,926,737

Total Health Care		16,636,729

Industrials (2.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,205,116
General Electric Co.
6.750%, 3/15/32	160,000	178,021
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	332,097
Lockheed Martin Corp.
5.250%, 1/15/33	281,000	287,527
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	294,453
RTX Corp.
2.250%, 7/1/30	350,000	310,186
1.900%, 9/1/31	100,000	83,646
5.150%, 2/27/33	150,000	150,716

		2,841,762

Air Freight & Logistics (0.1%)
FedEx Corp.
2.400%, 5/15/31	250,000	215,554
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	199,903

		415,457

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	273,866

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	202,194
Waste Management, Inc.
4.150%, 4/15/32	525,000	504,689

		706,883

Ground Transportation (0.4%)
Canadian Pacific Railway Co.
2.450%, 12/2/31	225,000	193,358
CSX Corp.
2.400%, 2/15/30	214,000	193,469
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	247,375
Uber Technologies, Inc.
4.800%, 9/15/34	296,000	287,737
Union Pacific Corp.
2.375%, 5/20/31	220,000	194,396
2.800%, 2/14/32	400,000	353,300

		1,469,635

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
1.750%, 9/1/31	447,000	373,323
5.000%, 2/15/33	225,000	225,472

		598,795

Machinery (0.3%)
Cummins, Inc.
5.150%, 2/20/34	257,000	260,909
Deere & Co.
3.100%, 4/15/30	500,000	467,437
Ingersoll Rand, Inc.
5.700%, 8/14/33	320,000	329,119

		1,057,465

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.875%, 1/15/32	284,000	246,266
GATX Corp.
4.000%, 6/30/30	417,000	399,775

		646,041

Total Industrials		8,009,904

Information Technology (2.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
5.050%, 2/26/34	1,311,000	1,324,369
Motorola Solutions, Inc.
5.400%, 4/15/34	336,000	338,722

		1,663,091

IT Services (0.2%)
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	595,000	582,635

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.150%, 11/15/30	200,000	193,164
2.450%, 2/15/31§	500,000	439,470
4.300%, 11/15/32	150,000	142,455
3.419%, 4/15/33§	400,000	355,029
3.469%, 4/15/34§	582,000	510,544
Intel Corp.
2.450%, 11/15/29	100,000	89,393
3.900%, 3/25/30	175,000	166,499
4.150%, 8/5/32	200,000	184,835
5.200%, 2/10/33	500,000	491,622
Micron Technology, Inc.
5.875%, 2/9/33	329,000	340,212
NVIDIA Corp.
2.000%, 6/15/31	430,000	374,026
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	254,162
Texas Instruments, Inc.
4.900%, 3/14/33(x)	198,000	199,852

		3,741,263

Software (0.7%)
Intuit, Inc.
5.200%, 9/15/33	329,000	334,412
Oracle Corp.
2.950%, 4/1/30	300,000	274,854
2.875%, 3/25/31	300,000	267,796
6.250%, 11/9/32	675,000	718,120
4.700%, 9/27/34	299,000	284,070
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	167,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Salesforce, Inc.
1.950%, 7/15/31	$313,000	$268,744
Workday, Inc.
3.800%, 4/1/32	422,000	389,479

		2,705,466

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.650%, 5/11/30	557,000	488,004
1.250%, 8/20/30	50,000	42,582
1.650%, 2/8/31	250,000	215,398
Dell International LLC
5.400%, 4/15/34	328,000	329,621
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	368,000	363,310

		1,438,915

Total Information Technology		10,131,370

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
4.750%, 2/8/31	650,000	653,499
Dow Chemical Co. (The)
2.100%, 11/15/30	200,000	172,308
4.250%, 10/1/34	239,000	217,553

		1,043,360

Metals & Mining (0.3%)
ArcelorMittal SA
6.800%, 11/29/32	317,000	340,127
BHP Billiton Finance USA Ltd.
5.250%, 9/8/33	329,000	331,749
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	263,481
Newmont Corp.
2.250%, 10/1/30	289,000	255,795

		1,191,152

Total Materials		2,234,512

Real Estate (1.8%)
Diversified REITs (0.3%)
Equinix Europe 2 Financing Corp. LLC (REIT)
5.500%, 6/15/34(x)	356,000	360,913
Simon Property Group LP (REIT)
2.200%, 2/1/31	412,000	356,689
VICI Properties LP (REIT)
5.125%, 5/15/32	279,000	272,500

		990,102

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	181,820
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	354,738

		536,558

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT)
5.700%, 7/1/34	600,000	595,521

Industrial REITs (0.2%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	355,686
5.125%, 1/15/34	358,000	357,746

		713,432

Office REITs (0.2%)
Boston Properties LP (REIT)
3.250%, 1/30/31	461,000	412,376
6.500%, 1/15/34(x)	267,000	280,646

		693,022

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	92,795

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	250,000	229,046
5.625%, 10/13/32	200,000	205,962

		435,008

Specialized REITs (0.7%)
American Tower Corp. (REIT)
5.450%, 2/15/34	418,000	422,463
5.400%, 1/31/35	267,000	268,054
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	212,617
2.100%, 4/1/31	260,000	217,878
5.800%, 3/1/34	198,000	200,719
Equinix, Inc. (REIT)
2.500%, 5/15/31	344,000	299,593
3.900%, 4/15/32	150,000	139,607
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	306,018
Public Storage Operating Co. (REIT)
5.100%, 8/1/33(x)	230,000	230,994
Weyerhaeuser Co. (REIT)
7.375%, 3/15/32	206,000	230,286

		2,528,229

Total Real Estate		6,584,667

Utilities (3.5%)
Electric Utilities (2.6%)
American Electric Power Co., Inc.
5.625%, 3/1/33	300,000	305,816
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54(k)	160,000	162,266
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	176,398
CenterPoint Energy Houston Electric LLC
5.150%, 3/1/34	260,000	260,262
DTE Electric Co.
5.200%, 3/1/34	271,000	271,677
Duke Energy Corp.
2.450%, 6/1/30	455,000	404,431
2.550%, 6/15/31	400,000	348,425
4.500%, 8/15/32	980,000	943,373
5.450%, 6/15/34	242,000	244,142
Entergy Corp.
2.800%, 6/15/30	540,000	487,477
Eversource Energy
Series R
1.650%, 8/15/30	400,000	337,692
Exelon Corp.
4.050%, 4/15/30	150,000	145,235
3.350%, 3/15/32	250,000	224,926
5.300%, 3/15/33	292,000	294,616
Georgia Power Co.
4.700%, 5/15/32	400,000	393,472
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	830,000	732,703
5.050%, 2/28/33	200,000	198,014
5.250%, 3/15/34	720,000	719,215
Pacific Gas and Electric Co.
4.550%, 7/1/30	575,000	555,647
2.500%, 2/1/31	200,000	171,289
6.950%, 3/15/34	239,000	257,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.800%, 5/15/34	$403,000	$405,382
PPL Electric Utilities Corp.
4.850%, 2/15/34	395,000	389,847
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	127,263
Southern California Edison Co.
2.250%, 6/1/30	200,000	174,131
5.950%, 11/1/32	150,000	153,624
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	271,181
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	317,027

		9,473,391

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	100,000	101,227
5.400%, 7/1/34	277,000	278,088

		379,315

Multi-Utilities (0.8%)
Ameren Corp.
3.500%, 1/15/31	250,000	231,921
Berkshire Hathaway Energy Co.
3.700%, 7/15/30	150,000	143,304
CenterPoint Energy, Inc.
2.950%, 3/1/30	200,000	182,554
Consolidated Edison Co. of New York, Inc.
2.400%, 6/15/31(x)	390,000	342,554
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	316,956
Series C
3.375%, 4/1/30	400,000	372,715
Series F
5.250%, 8/1/33	274,000	270,996
DTE Energy Co.
2.950%, 3/1/30	300,000	274,447
NiSource, Inc.
3.600%, 5/1/30(x)	260,000	246,090
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	85,868
5.450%, 4/1/34	358,000	359,652
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	90,000	85,220

		2,912,277

Water Utilities (0.0%)†
American Water Capital Corp.
4.450%, 6/1/32	189,000	182,844

Total Utilities		12,947,827

Total Corporate Bonds		148,760,462

Total Long-Term Debt Securities (40.1%) (Cost $149,576,193)		148,760,462

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	191

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,134,915	1,134,915
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	85,272,975	85,298,556

Total Investment Companies		86,533,471

Total Short-Term Investments (23.3%) (Cost $86,538,757)		86,533,471

Total Investments in Securities (99.2%) (Cost $324,946,899)		368,337,439
Other Assets Less Liabilities (0.8%)		3,138,622

Net Assets (100%)		$371,476,061

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $1,305,043 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $1,247,096. This was collateralized by $39,651 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $1,234,915 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	489	6/2025	USD	59,078,535	(2,067,018)
Russell 2000 E-Mini Index	83	6/2025	USD	8,412,465	(141,930)
S&P 500 E-Mini Index	35	6/2025	USD	9,893,188	9,842
S&P Midcap 400 E-Mini Index	33	6/2025	USD	9,697,380	(40,002)

					(2,239,108)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,244,993	$—	$—	$12,244,993
Consumer Discretionary	13,732,994	—	—	13,732,994
Consumer Staples	8,047,216	—	—	8,047,216
Energy	4,869,054	—	—	4,869,054
Financials	19,521,962	—	—	19,521,962
Health Care	14,875,548	—	—	14,875,548
Industrials	11,256,586	—	—	11,256,586
Information Technology	39,429,090	—	—	39,429,090
Materials	2,694,631	—	—	2,694,631
Real Estate	3,003,463	—	—	3,003,463
Utilities	3,367,778	—	—	3,367,778
Corporate Bonds
Communication Services	—	11,860,092	—	11,860,092
Consumer Discretionary	—	5,183,879	—	5,183,879
Consumer Staples	—	10,718,134	—	10,718,134
Energy	—	13,100,580	—	13,100,580
Financials	—	51,352,768	—	51,352,768
Health Care	—	16,636,729	—	16,636,729
Industrials	—	8,009,904	—	8,009,904
Information Technology	—	10,131,370	—	10,131,370
Materials	—	2,234,512	—	2,234,512
Real Estate	—	6,584,667	—	6,584,667
Utilities	—	12,947,827	—	12,947,827
Futures	9,842	—	—	9,842
Rights
Health Care	—	191	—	191
Short-Term Investments
Investment Companies	86,533,471	—	—	86,533,471

Total Assets	$219,586,628	$148,760,653	$—	$368,347,281

Liabilities:
Futures	$(2,248,950)	$—	$—	$(2,248,950)

Total Liabilities	$(2,248,950)	$—	$—	$(2,248,950)

Total	$217,337,678	$148,760,653	$—	$366,098,331

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,312,924
Aggregate gross unrealized depreciation	(8,190,151)

Net unrealized appreciation	$44,122,773

Federal income tax cost of investments in securities and derivative instruments, if applicable	$321,975,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Entertainment (2.7%)
Liberty Media Corp.-Liberty Formula One, Class A*	46,101	$3,755,848
Liberty Media Corp.-Liberty Formula One, Class C*	356,161	32,058,052

		35,813,900

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	106,184	3,990,395

Total Communication Services		39,804,295

Consumer Discretionary (6.8%)
Hotels, Restaurants & Leisure (3.2%)
Aramark	587,524	20,281,328
DoorDash, Inc., Class A*	91,740	16,767,320
Entain plc	802,605	5,990,428

		43,039,076

Specialty Retail (2.4%)
Burlington Stores, Inc.*	36,992	8,816,303
CarMax, Inc.*	243,943	19,008,039
Wayfair, Inc., Class A(x)*	142,034	4,549,349

		32,373,691

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.	367,512	16,251,381

Total Consumer Discretionary		91,664,148

Consumer Staples (0.5%)
Consumer Staples Distribution & Retail (0.5%)
Dollar Tree, Inc.*	90,450	6,790,082

Total Consumer Staples		6,790,082

Financials (13.9%)
Capital Markets (4.1%)
Cboe Global Markets, Inc.	42,093	9,525,225
Charles Schwab Corp. (The)	178,092	13,941,042
LPL Financial Holdings, Inc.	95,828	31,349,172

		54,815,439

Financial Services (2.9%)
Global Payments, Inc.	105,810	10,360,915
WEX, Inc.*	188,303	29,567,337

		39,928,252

Insurance (6.9%)
Intact Financial Corp.	229,222	46,831,980
W.R. Berkley Corp.	404,565	28,788,845
Willis Towers Watson plc	53,091	17,942,103

		93,562,928

Total Financials		188,306,619

Health Care (15.9%)
Biotechnology (2.6%)
Argenx SE (ADR)*	19,120	11,316,459
Ascendis Pharma A/S (ADR)*	65,685	10,237,664
Revolution Medicines, Inc.*	130,088	4,599,912
Sarepta Therapeutics, Inc.*	65,369	4,171,850
Vaxcyte, Inc.*	119,040	4,494,950

		34,820,835

Health Care Equipment & Supplies (8.4%)
Boston Scientific Corp.*	451,079	45,504,849
Cooper Cos., Inc. (The)*	106,243	8,961,597
Globus Medical, Inc., Class A*	46,558	3,408,046
ICU Medical, Inc.*	91,639	12,724,991
Lantheus Holdings, Inc.*	66,709	6,510,798
STERIS plc	48,278	10,942,209
Teleflex, Inc.	189,656	26,208,563

		114,261,053

Life Sciences Tools & Services (4.9%)
Avantor, Inc.*	848,551	13,755,012
Illumina, Inc.*	77,304	6,133,299
Revvity, Inc.	287,478	30,415,173
Waters Corp.*	44,269	16,316,225

		66,619,709

Total Health Care		215,701,597

Industrials (25.3%)
Aerospace & Defense (0.5%)
Standardaero, Inc.(x)*	229,992	6,126,987

Commercial Services & Supplies (4.8%)
Cimpress plc*	133,828	6,053,040
Clean Harbors, Inc.*	81,001	15,965,297
RB Global, Inc.	190,577	19,114,873
Rentokil Initial plc	846,546	3,801,096
Rentokil Initial plc (ADR)	420,150	9,621,435
Veralto Corp.	113,029	11,014,676

		65,570,417

Construction & Engineering (1.2%)
API Group Corp.*	434,637	15,542,619

Electrical Equipment (1.2%)
Sensata Technologies Holding plc	660,653	16,034,048

Ground Transportation (2.5%)
JB Hunt Transport Services, Inc.	169,372	25,058,588
TFI International, Inc.	121,252	9,390,967

		34,449,555

Machinery (3.3%)
Fortive Corp.	380,263	27,827,646
Ingersoll Rand, Inc.	211,258	16,906,978

		44,734,624

Passenger Airlines (1.2%)
Ryanair Holdings plc (ADR)	374,488	15,867,057

Professional Services (8.5%)
Broadridge Financial Solutions, Inc.	126,657	30,709,257
Dayforce, Inc.*	280,252	16,347,099
SS&C Technologies Holdings, Inc.	620,589	51,837,799
TransUnion	135,479	11,243,402
UL Solutions, Inc., Class A	92,307	5,206,115

		115,343,672

Trading Companies & Distributors (2.1%)
Ferguson Enterprises, Inc.	176,580	28,293,413

Total Industrials		341,962,392

Information Technology (25.0%)
Electronic Equipment, Instruments & Components (6.5%)
CDW Corp.	82,218	13,176,257
Flex Ltd.*	1,028,098	34,009,482
TE Connectivity plc	56,191	7,940,912
Teledyne Technologies, Inc.*	65,261	32,481,052

		87,607,703

IT Services (5.4%)
Amdocs Ltd.	335,017	30,654,055
GoDaddy, Inc., Class A*	239,311	43,109,484

		73,763,539

Semiconductors & Semiconductor Equipment (4.2%)
KLA Corp.	17,737	12,057,613
NXP Semiconductors NV	128,509	24,424,421
ON Semiconductor Corp.*	489,760	19,928,334

		56,410,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Software (8.9%)
AppLovin Corp., Class A*	110,994	$29,410,080
Constellation Software, Inc.	21,128	66,910,888
Dynatrace, Inc.*	108,160	5,099,744
PTC, Inc.*	83,732	12,974,273
Topicus.com, Inc.*	67,633	6,635,700

		121,030,685

Total Information Technology		338,812,295

Materials (1.5%)
Chemicals (1.5%)
Corteva, Inc.	318,072	20,016,271

Total Materials		20,016,271

Real Estate (1.9%)
Industrial REITs (0.6%)
Lineage, Inc. (REIT)	142,694	8,366,149

Real Estate Management & Development (0.2%)
FirstService Corp.	18,099	3,003,529

Specialized REITs (1.1%)
Lamar Advertising Co. (REIT), Class A	125,672	14,298,960

Total Real Estate		25,668,638

Utilities (5.4%)
Electric Utilities (2.4%)
Alliant Energy Corp.	492,578	31,697,394

Multi-Utilities (3.0%)
Ameren Corp.	222,974	22,386,590
DTE Energy Co.	135,701	18,763,377

		41,149,967

Total Utilities		72,847,361

Total Common Stocks (99.2%) (Cost $964,516,054)		1,341,573,698

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	5,744,028	5,744,028

Total Short-Term Investments (0.4%) (Cost $5,744,028)		5,744,028

Total Investments in Securities (99.6%) (Cost $970,260,082)		1,347,317,726
Other Assets Less Liabilities (0.4%)		5,951,651

Net Assets (100%)		$1,353,269,377

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $6,117,776. This was collateralized by $749,346 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 4/24/25 – 2/15/55 and by cash of $5,744,028 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets
Canada	11.9%
China	1.8
Denmark	0.8
Ireland	0.5
Italy	1.2
Netherlands	1.3
Switzerland	0.6
United Kingdom	1.4
United States	80.1
Cash and Other	0.4

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,804,295	$—	$—	$39,804,295
Consumer Discretionary	85,673,720	5,990,428	—	91,664,148
Consumer Staples	6,790,082	—	—	6,790,082
Financials	188,306,619	—	—	188,306,619
Health Care	215,701,597	—	—	215,701,597
Industrials	338,161,296	3,801,096	—	341,962,392
Information Technology	338,812,295	—	—	338,812,295
Materials	20,016,271	—	—	20,016,271
Real Estate	25,668,638	—	—	25,668,638
Utilities	72,847,361	—	—	72,847,361
Short-Term Investments
Investment Companies	5,744,028	—	—	5,744,028

Total Assets	$1,337,526,202	$9,791,524	$—	$1,347,317,726

Total Liabilities	$—	$—	$—	$—

Total	$1,337,526,202	$9,791,524	$—	$1,347,317,726

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,391,624
Aggregate gross unrealized depreciation	(127,691,109)

Net unrealized appreciation	$376,700,515

Federal income tax cost of investments in securities and derivative instruments, if applicable	$970,617,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.5%)
Vanguard S&P 500 ETF	273,067	$140,331,862

Fixed Income (35.1%)
iShares 1-3 Year Treasury Bond ETF	1,363,782	112,825,685
iShares 3-7 Year Treasury Bond ETF	894,563	105,679,200
iShares 7-10 Year Treasury Bond ETF	370,778	35,361,098
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	29,211,561

Total Fixed Income		283,077,544

Total Exchange Traded Funds (52.6%) (Cost $384,485,546)		423,409,406

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (3.1%)
U.S. Treasury Notes
4.250%, 1/31/26#	$25,337,200	25,359,517

Total Long-Term Debt Securities (3.1%) (Cost $25,340,556)		25,359,517

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (32.1%)
FFCB
3.49%, 4/7/25(o)(p)	5,000,000	4,996,609
3.56%, 4/8/25(o)(p)	25,000,000	24,980,215
3.70%, 4/11/25(o)(p)	15,000,000	14,983,083
3.80%, 4/16/25(o)(p)	5,000,000	4,991,562
3.88%, 4/24/25(o)(p)	45,000,000	44,883,850
4.14%, 5/28/25(o)(p)	20,000,000	19,867,634
FHLB
0.00%, 4/1/25(o)(p)	21,382,000	21,382,000
3.67%, 4/10/25(o)(p)	12,000,000	11,987,790
4.11%, 5/2/25(o)(p)	4,850,000	4,832,334
4.14%, 5/28/25(o)(p)	10,000,000	9,933,817
FHLMC
0.00%, 4/1/25(o)(p)	40,000,000	40,000,000
3.49%, 4/7/25(o)(p)	10,000,000	9,993,217
FNMA
0.00%, 4/1/25(o)(p)	25,000,000	25,000,000
3.46%, 4/7/25(o)(p)	20,000,000	19,986,566

Total U.S. Government Agency Securities		257,818,677

U.S. Treasury Obligations (12.4%)
U.S. Treasury Bills
0.00%, 4/1/25(p)	20,000,000	20,000,000
2.82%, 4/3/25(p)	20,000,000	19,995,308
3.72%, 4/8/25(p)	20,000,000	19,983,502
3.82%, 4/10/25(p)	20,000,000	19,978,788
3.97%, 4/15/25(p)	20,000,000	19,967,004

Total U.S. Treasury Obligations		99,924,602

Total Short-Term Investments (44.5%) (Cost $357,732,852)		357,743,279

Total Investments in Securities (100.2%) (Cost $767,558,954)		806,512,202
Other Assets Less Liabilities (-0.2%)		(1,942,302)

Net Assets (100%)		$804,569,900

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,867,205.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2025.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,404	6/2025	EUR	78,776,554	(3,694,950)
FTSE 100 Index	323	6/2025	GBP	35,848,853	(587,315)
Russell 2000 E-Mini Index	725	6/2025	USD	73,482,375	(2,042,742)
S&P 500 E-Mini Index	494	6/2025	USD	139,635,275	(1,882,525)
TOPIX Index	234	6/2025	JPY	41,529,969	681,398

					(7,526,134)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$423,409,406	$—	$—	$423,409,406
Futures	681,398	—	—	681,398
Short-Term Investments
U.S. Government Agency Securities	—	257,818,677	—	257,818,677
U.S. Treasury Obligations	—	99,924,602	—	99,924,602
U.S. Treasury Obligation	—	25,359,517	—	25,359,517

Total Assets	$424,090,804	$383,102,796	$—	$807,193,600

Liabilities:
Futures	$(8,207,532)	$—	$—	$(8,207,532)

Total Liabilities	$(8,207,532)	$—	$—	$(8,207,532)

Total	$415,883,272	$383,102,796	$—	$798,986,068

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,084,529
Aggregate gross unrealized depreciation	(13,273,176)

Net unrealized appreciation	$41,811,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$757,174,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.5%)
Entertainment (4.6%)
Netflix, Inc.*	91,291	$85,131,596
Spotify Technology SA*	55,437	30,492,013

		115,623,609

Interactive Media & Services (10.7%)
Alphabet, Inc., Class C	731,283	114,248,343
Meta Platforms, Inc., Class A	264,657	152,537,709

		266,786,052

Media (0.2%)
Trade Desk, Inc. (The), Class A*	90,752	4,965,949

Total Communication Services		387,375,610

Consumer Discretionary (17.7%)
Automobiles (2.7%)
Tesla, Inc.*	257,905	66,838,660

Broadline Retail (8.1%)
Alibaba Group Holding Ltd. (ADR)	195,972	25,913,378
Amazon.com, Inc.*	826,152	157,183,679
MercadoLibre, Inc.*	10,351	20,193,455

		203,290,512

Hotels, Restaurants & Leisure (4.6%)
Airbnb, Inc., Class A*	10,011	1,195,914
Booking Holdings, Inc.	4,517	20,809,412
Chipotle Mexican Grill, Inc.*	73,814	3,706,201
DoorDash, Inc., Class A*	183,075	33,460,618
McDonald’s Corp.	102,297	31,954,514
Starbucks Corp.	246,597	24,188,700

		115,315,359

Household Durables (1.0%)
DR Horton, Inc.	197,852	25,152,925

Specialty Retail (1.3%)
AutoZone, Inc.*	6,688	25,499,872
Home Depot, Inc. (The)	20,534	7,525,506

		33,025,378

Total Consumer Discretionary		443,622,834

Consumer Staples (4.9%)
Beverages (1.9%)
Coca-Cola Co. (The)	628,804	45,034,943
Monster Beverage Corp.*	60,322	3,530,043

		48,564,986

Consumer Staples Distribution & Retail (1.9%)
Walmart, Inc.	525,454	46,129,607

Tobacco (1.1%)
Philip Morris International, Inc.	179,800	28,539,654

Total Consumer Staples		123,234,247

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Cheniere Energy, Inc.	20,765	4,805,021
ConocoPhillips	83,721	8,792,379

Total Energy		13,597,400

Financials (12.1%)
Capital Markets (2.9%)
Blackstone, Inc.	131,448	18,373,801
Goldman Sachs Group, Inc. (The)	46,164	25,218,932
Intercontinental Exchange, Inc.	45,950	7,926,375
KKR & Co., Inc.	184,658	21,348,311

		72,867,419

Financial Services (9.2%)
Berkshire Hathaway, Inc., Class B*	73,114	38,939,054
Block, Inc., Class A*	13,952	758,012
Fiserv, Inc.*	131,955	29,139,623
Mastercard, Inc., Class A	156,235	85,635,528
PayPal Holdings, Inc.*	9,046	590,252
Visa, Inc., Class A	211,474	74,113,178

		229,175,647

Total Financials		302,043,066

Health Care (8.3%)
Biotechnology (0.9%)
AbbVie, Inc.	30,585	6,408,169
Gilead Sciences, Inc.	71,635	8,026,702
Natera, Inc.*	49,332	6,976,038

		21,410,909

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	270,943	35,940,589
Edwards Lifesciences Corp.*	87,511	6,342,797
Intuitive Surgical, Inc.*	59,856	29,644,881

		71,928,267

Health Care Providers & Services (1.0%)
McKesson Corp.	37,648	25,336,728

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.	7,660	3,811,616

Pharmaceuticals (3.4%)
Eli Lilly & Co.	58,075	47,964,723
Johnson & Johnson	220,344	36,541,849

		84,506,572

Total Health Care		206,994,092

Industrials (5.5%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.	17,481	24,181,293

Building Products (0.4%)
Trane Technologies plc	33,550	11,303,666

Construction & Engineering (0.4%)
Quanta Services, Inc.	39,161	9,953,943

Electrical Equipment (0.4%)
Eaton Corp. plc	26,367	7,167,342
Vertiv Holdings Co., Class A	40,593	2,930,814

		10,098,156

Ground Transportation (1.4%)
Uber Technologies, Inc.*	100,183	7,299,333
Union Pacific Corp.	119,732	28,285,488

		35,584,821

Industrial Conglomerates (1.5%)
3M Co.	248,470	36,490,304

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	10,123	9,999,803

Total Industrials		137,611,986

Information Technology (32.9%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	201,716	15,628,956

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	163,108	10,698,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.4%)
International Business Machines Corp.	194,720	$48,419,075
MongoDB, Inc.*	12,433	2,180,748
Shopify, Inc., Class A*	226,681	21,643,502
Snowflake, Inc., Class A*	37,016	5,410,258
Twilio, Inc., Class A*	83,249	8,150,910

		85,804,493

Semiconductors & Semiconductor Equipment (9.6%)
ASML Holding NV (Registered) (ADR)	2,010	1,331,886
Broadcom, Inc.	306,017	51,236,427
Lam Research Corp.	129,756	9,433,261
NVIDIA Corp.	1,525,235	165,304,969
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	77,110	12,800,260

		240,106,803

Software (13.6%)
Adobe, Inc.*	1,831	702,243
AppLovin Corp., Class A*	46,306	12,269,701
Fair Isaac Corp.*	6,119	11,284,415
HubSpot, Inc.*	20,859	11,916,538
Intuit, Inc.	35,544	21,823,661
Microsoft Corp.	450,890	169,259,597
Oracle Corp.	129,356	18,085,262
Palo Alto Networks, Inc.*	76,453	13,045,940
Salesforce, Inc.	110,537	29,663,709
ServiceNow, Inc.*	55,863	44,474,769
Synopsys, Inc.*	14,628	6,273,218

		338,799,053

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	599,281	133,118,289

Total Information Technology		824,155,848

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	46,467	1,759,241

Total Materials		1,759,241

Total Investments in Securities (97.5%) (Cost $1,428,256,253)		2,440,394,324
Other Assets Less Liabilities (2.5%)		62,375,145

Net Assets (100%)		$2,502,769,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$387,375,610	$—	$—	$387,375,610
Consumer Discretionary	443,622,834	—	—	443,622,834
Consumer Staples	123,234,247	—	—	123,234,247
Energy	13,597,400	—	—	13,597,400
Financials	302,043,066	—	—	302,043,066
Health Care	206,994,092	—	—	206,994,092
Industrials	137,611,986	—	—	137,611,986
Information Technology	824,155,848	—	—	824,155,848
Materials	1,759,241	—	—	1,759,241

Total Assets	$2,440,394,324	$—	$—	$2,440,394,324

Total Liabilities	$—	$—	$—	$—

Total	$2,440,394,324	$—	$—	$2,440,394,324

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,055,960,653
Aggregate gross unrealized depreciation	(44,545,789)

Net unrealized appreciation	$1,011,414,864

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,428,979,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	388,007	$10,972,838
Verizon Communications, Inc.	512,806	23,260,880

		34,233,718

Entertainment (0.6%)
Walt Disney Co. (The)	67,378	6,650,208

Media (1.6%)
Comcast Corp., Class A	484,192	17,866,685

Total Communication Services		58,750,611

Consumer Discretionary (4.9%)
Automobile Components (0.6%)
Gentex Corp.	309,906	7,220,810

Broadline Retail (0.2%)
Amazon.com, Inc.*	11,523	2,192,366

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.*	179,599	3,507,568
DraftKings, Inc., Class A*	72,689	2,414,002

		5,921,570

Household Durables (1.9%)
DR Horton, Inc.	42,052	5,346,071
Mohawk Industries, Inc.*	116,945	13,352,780
Toll Brothers, Inc.	20,480	2,162,483

		20,861,334

Specialty Retail (1.3%)
Best Buy Co., Inc.	54,626	4,021,020
Murphy USA, Inc.	22,561	10,599,383

		14,620,403

Textiles, Apparel & Luxury Goods (0.4%)
Kontoor Brands, Inc.	64,944	4,164,859

Total Consumer Discretionary		54,981,342

Consumer Staples (9.6%)
Beverages (1.8%)
Constellation Brands, Inc., Class A	18,805	3,451,094
PepsiCo, Inc.	110,524	16,571,968

		20,023,062

Consumer Staples Distribution & Retail (3.7%)
BJ’s Wholesale Club Holdings, Inc.*	85,936	9,805,298
Performance Food Group Co.*	262,670	20,653,742
Walmart, Inc.	118,800	10,429,452

		40,888,492

Food Products (1.1%)
Lamb Weston Holdings, Inc.	80,295	4,279,724
Mondelez International, Inc., Class A	122,091	8,283,874

		12,563,598

Tobacco (3.0%)
Philip Morris International, Inc.	215,278	34,171,077

Total Consumer Staples		107,646,229

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
ConocoPhillips	66,689	7,003,679
Exxon Mobil Corp.	147,975	17,598,666
Hess Corp.	42,226	6,744,759

Total Energy		31,347,104

Financials (23.2%)
Banks (11.3%)
Bank of America Corp.	896,650	37,417,205
Comerica, Inc.	90,670	5,354,970
Fifth Third Bancorp	348,850	13,674,920
First Citizens BancShares, Inc., Class A	10,647	19,740,816
First Horizon Corp.	315,551	6,128,000
Truist Financial Corp.	209,482	8,620,184
Wells Fargo & Co.	495,790	35,592,764

		126,528,859

Capital Markets (1.4%)
Ameriprise Financial, Inc.	13,077	6,330,707
CME Group, Inc.	21,131	5,605,843
Jefferies Financial Group, Inc.	67,983	3,641,849

		15,578,399

Consumer Finance (0.7%)
Discover Financial Services	49,293	8,414,315

Financial Services (5.3%)
Berkshire Hathaway, Inc., Class B*	42,265	22,509,494
Block, Inc., Class A*	24,772	1,345,863
Corpay, Inc.*	64,292	22,419,906
Fidelity National Information Services, Inc.	74,357	5,552,981
Fiserv, Inc.*	26,168	5,778,679
MGIC Investment Corp.	56,172	1,391,942
		58,998,865
Insurance (4.5%)
Arch Capital Group Ltd.	106,890	10,280,680
Arthur J Gallagher & Co.	37,062	12,795,285
Chubb Ltd.	37,926	11,453,273
Oscar Health, Inc., Class A*	670,667	8,792,444
Travelers Cos., Inc. (The)	24,484	6,475,039

		49,796,721

Total Financials		259,317,159

Health Care (18.6%)
Biotechnology (4.8%)
AbbVie, Inc.	126,647	26,535,079
BioMarin Pharmaceutical, Inc.*	76,554	5,411,602
Neurocrine Biosciences, Inc.*	28,965	3,203,529
Regeneron Pharmaceuticals, Inc.	28,863	18,305,781

		53,455,991

Health Care Equipment & Supplies (1.9%)
Medtronic plc	115,630	10,390,512
Zimmer Biomet Holdings, Inc.	97,514	11,036,635

		21,427,147

Health Care Providers & Services (9.4%)
Cardinal Health, Inc.	129,182	17,797,404
Cigna Group (The)	73,306	24,117,674
CVS Health Corp.	50,472	3,419,478
Elevance Health, Inc.	25,233	10,975,346
Humana, Inc.	68,632	18,160,027
Labcorp Holdings, Inc.	31,008	7,216,802
UnitedHealth Group, Inc.	44,136	23,116,230

		104,802,961

Life Sciences Tools & Services (0.5%)
Bruker Corp.	131,019	5,468,733

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	357,385	21,796,911

Total Health Care		206,951,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (13.1%)
Aerospace & Defense (2.1%)
RTX Corp.	127,998	$16,954,615
Textron, Inc.	86,273	6,233,224

		23,187,839

Building Products (1.3%)
Carrier Global Corp.	233,911	14,829,958

Electrical Equipment (3.7%)
Eaton Corp. plc	38,248	10,396,954
Emerson Electric Co.	113,227	12,414,208
nVent Electric plc	155,562	8,154,560
Regal Rexnord Corp.	91,371	10,402,589

		41,368,311

Industrial Conglomerates (0.5%)
3M Co.	38,457	5,647,795

Machinery (1.4%)
AGCO Corp.	53,332	4,936,943
Gates Industrial Corp. plc*	569,095	10,477,039

		15,413,982

Passenger Airlines (1.5%)
Copa Holdings SA, Class A	23,770	2,197,774
Southwest Airlines Co.	422,083	14,173,547

		16,371,321

Professional Services (0.9%)
Genpact Ltd.	144,149	7,262,227
TransUnion	26,360	2,187,616

		9,449,843

Trading Companies & Distributors (1.7%)
AerCap Holdings NV	158,388	16,182,502
WESCO International, Inc.	20,750	3,222,475

		19,404,977

Total Industrials		145,674,026

Information Technology (2.7%)
Electronic Equipment, Instruments & Components (0.6%)
TD SYNNEX Corp.	64,675	6,723,613

Technology Hardware, Storage & Peripherals (2.1%)
Seagate Technology Holdings plc	97,874	8,314,396
Western Digital Corp.*	373,520	15,101,414

		23,415,810

Total Information Technology		30,139,423

Materials (5.5%)
Chemicals (2.3%)
Axalta Coating Systems Ltd.*	229,878	7,625,053
Chemours Co. (The)	651,636	8,816,635
FMC Corp.	112,262	4,736,334
Linde plc	9,870	4,595,867

		25,773,889

Containers & Packaging (2.0%)
Ball Corp.	274,125	14,273,689
Silgan Holdings, Inc.	158,228	8,088,615

		22,362,304

Metals & Mining (1.2%)
Alcoa Corp.	210,345	6,415,522
Steel Dynamics, Inc.	52,748	6,597,720

		13,013,242

Total Materials		61,149,435

Real Estate (8.6%)
Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	77,762	7,193,763

Industrial REITs (1.1%)
Americold Realty Trust, Inc. (REIT)	426,466	9,151,960
Lineage, Inc. (REIT)	51,878	3,041,607

		12,193,567

Real Estate Management & Development (0.4%)
Zillow Group, Inc., Class C*	61,140	4,191,758

Residential REITs (1.9%)
American Homes 4 Rent (REIT), Class A	281,749	10,652,930
Equity LifeStyle Properties, Inc. (REIT)	153,312	10,225,910

		20,878,840

Specialized REITs (4.6%)
American Tower Corp. (REIT)	83,580	18,187,008
Digital Realty Trust, Inc. (REIT)	109,213	15,649,131
SBA Communications Corp. (REIT)	79,095	17,401,691

		51,237,830

Total Real Estate		95,695,758

Utilities (2.9%)
Electric Utilities (2.3%)
Edison International	175,893	10,363,616
Southern Co. (The)	64,969	5,973,899
Xcel Energy, Inc.	125,110	8,856,537

		25,194,052

Multi-Utilities (0.6%)
Dominion Energy, Inc.	124,309	6,970,006

Total Utilities		32,164,058

Total Common Stocks (97.2%) (Cost $1,008,700,136)		1,083,816,888

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (2.0%)
FHLB
0.00%, 4/1/25(o)(p)	$22,166,000	22,166,000

Total Short-Term Investments (2.0%) (Cost $22,166,000)		22,166,000

Total Investments in Securities (99.2%) (Cost $1,030,866,136)		1,105,982,888
Other Assets Less Liabilities (0.8%)		9,244,186

Net Assets (100%)		$1,115,227,074

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2025.

(p)	Yield to maturity.

Glossary:

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$58,750,611	$—	$—	$58,750,611
Consumer Discretionary	54,981,342	—	—	54,981,342
Consumer Staples	107,646,229	—	—	107,646,229
Energy	31,347,104	—	—	31,347,104
Financials	259,317,159	—	—	259,317,159
Health Care	206,951,743	—	—	206,951,743
Industrials	145,674,026	—	—	145,674,026
Information Technology	30,139,423	—	—	30,139,423
Materials	61,149,435	—	—	61,149,435
Real Estate	95,695,758	—	—	95,695,758
Utilities	32,164,058	—	—	32,164,058
Short-Term Investments
U.S. Government Agency Securities	—	22,166,000	—	22,166,000

Total Assets	$1,083,816,888	$22,166,000	$—	$1,105,982,888

Total Liabilities	$—	$—	$—	$—

Total	$1,083,816,888	$22,166,000	$—	$1,105,982,888

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,627,491
Aggregate gross unrealized depreciation	(48,868,356)

Net unrealized appreciation	$73,759,135

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,032,223,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	592,205	$16,747,557
Verizon Communications, Inc.	262,402	11,902,555

		28,650,112

Entertainment (1.5%)
Electronic Arts, Inc.	4,726	683,001
Live Nation Entertainment, Inc.*	3,033	396,049
Netflix, Inc.*	16,762	15,631,068
Take-Two Interactive Software, Inc.*	3,299	683,718
TKO Group Holdings, Inc., Class A	1,330	203,237
Walt Disney Co. (The)	99,917	9,861,808
Warner Bros Discovery, Inc.*	43,570	467,506

		27,926,387

Interactive Media & Services (5.0%)
Alphabet, Inc., Class A	168,615	26,074,624
Alphabet, Inc., Class C	130,675	20,415,355
Match Group, Inc.	4,718	147,202
Meta Platforms, Inc., Class A	79,890	46,045,400
Pinterest, Inc., Class A*	29,415	911,865

		93,594,446

Media (0.4%)
Charter Communications, Inc., Class A(x)*	6,757	2,490,157
Comcast Corp., Class A	75,348	2,780,341
Fox Corp., Class A	4,137	234,154
Fox Corp., Class B	2,869	151,225
Interpublic Group of Cos., Inc. (The)	7,107	193,026
News Corp., Class A	7,098	193,208
News Corp., Class B	2,666	80,966
Omnicom Group, Inc.	3,914	324,510
Paramount Global, Class B	11,916	142,516

		6,590,103

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	9,580	2,555,082

Total Communication Services		159,316,130

Consumer Discretionary (7.8%)
Automobile Components (0.0%)†
Aptiv plc*	4,801	285,660

Automobiles (0.9%)
Ford Motor Co.	77,909	781,427
General Motors Co.	37,394	1,758,640
Tesla, Inc.*	55,837	14,470,717

		17,010,784

Broadline Retail (3.0%)
Amazon.com, Inc.*	286,012	54,416,643
eBay, Inc.	9,667	654,746

		55,071,389

Distributors (0.0%)†
Genuine Parts Co.	2,837	338,000
LKQ Corp.	4,953	210,701
Pool Corp.	784	249,586

		798,287

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	8,760	1,046,470
Aramark	52,979	1,828,835
Booking Holdings, Inc.	945	4,353,530
Caesars Entertainment, Inc.*	4,050	101,250
Carnival Corp.*	20,723	404,720
Chipotle Mexican Grill, Inc.*	56,891	2,856,497
Darden Restaurants, Inc.	2,361	490,521
Domino’s Pizza, Inc.	672	308,750
DoorDash, Inc., Class A*	6,778	1,238,815
Expedia Group, Inc.	2,447	411,341
Hilton Worldwide Holdings, Inc.	4,830	1,099,067
Las Vegas Sands Corp.	6,836	264,075
Marriott International, Inc., Class A	12,667	3,017,279
McDonald’s Corp.	14,328	4,475,637
MGM Resorts International*	4,085	121,079
Norwegian Cruise Line Holdings Ltd.*	9,126	173,029
Royal Caribbean Cruises Ltd.	25,816	5,303,639
Starbucks Corp.	22,663	2,223,014
Wynn Resorts Ltd.	1,881	157,064
Yum! Brands, Inc.	16,081	2,530,506

		32,405,118

Household Durables (0.4%)
DR Horton, Inc.	5,762	732,523
Garmin Ltd.	3,032	658,338
Lennar Corp., Class A	4,596	527,529
Mohawk Industries, Inc.*	1,012	115,550
NVR, Inc.*	59	427,419
PulteGroup, Inc.	4,117	423,228
TopBuild Corp.*	15,490	4,723,675

		7,608,262

Leisure Products (0.0%)†
Hasbro, Inc.	2,833	174,201

Specialty Retail (1.6%)
AutoZone, Inc.*	338	1,288,720
Best Buy Co., Inc.	3,752	276,185
Burlington Stores, Inc.*	6,150	1,465,730
CarMax, Inc.*	3,071	239,292
Home Depot, Inc. (The)	19,859	7,278,125
Lowe’s Cos., Inc.	11,214	2,615,441
O’Reilly Automotive, Inc.*	7,106	10,179,913
Ross Stores, Inc.	6,554	837,536
TJX Cos., Inc. (The)	22,550	2,746,590
Tractor Supply Co.	39,491	2,175,954
Ulta Beauty, Inc.*	904	331,352
Williams-Sonoma, Inc.	2,459	388,768

		29,823,606

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	2,906	324,920
Lululemon Athletica, Inc.*	2,218	627,827
NIKE, Inc., Class B	23,804	1,511,078
Ralph Lauren Corp.	770	169,970
Tapestry, Inc.	4,136	291,215

		2,925,010

Total Consumer Discretionary		146,102,317

Consumer Staples (5.5%)
Beverages (1.0%)
Brown-Forman Corp., Class B	3,904	132,502
Coca-Cola Co. (The)	146,432	10,487,460
Coca-Cola Consolidated, Inc.	1,384	1,868,400
Constellation Brands, Inc., Class A	3,124	573,316
Keurig Dr Pepper, Inc.	23,852	816,215
Molson Coors Beverage Co., Class B	3,673	223,576
Monster Beverage Corp.*	14,078	823,845
PepsiCo, Inc.	27,431	4,113,004

		19,038,318

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	8,859	8,378,665
Dollar General Corp.	4,409	387,683
Dollar Tree, Inc.*	4,108	308,388
Kroger Co. (The)	13,308	900,818
Sysco Corp.	9,700	727,888
Target Corp.	9,131	952,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreens Boots Alliance, Inc.	13,668	$152,672
Walmart, Inc.	86,785	7,618,855

		19,427,880

Food Products (0.9%)
Archer-Daniels-Midland Co.	9,333	448,077
Bunge Global SA	2,696	206,028
Campbell’s Co. (The)	4,189	167,225
Conagra Brands, Inc.	9,898	263,980
General Mills, Inc.	11,003	657,869
Hershey Co. (The)	2,907	497,184
Hormel Foods Corp.	6,203	191,921
J M Smucker Co. (The)	2,202	260,739
Kellanova	5,359	442,064
Kraft Heinz Co. (The)	17,328	527,291
Lamb Weston Holdings, Inc.	2,975	158,568
McCormick & Co., Inc. (Non- Voting)	4,935	406,200
Mondelez International, Inc., Class A	173,060	11,742,121
Tyson Foods, Inc., Class A	5,537	353,316

		16,322,583

Household Products (0.7%)
Church & Dwight Co., Inc.	22,632	2,491,557
Clorox Co. (The)	2,481	365,327
Colgate-Palmolive Co.	16,307	1,527,966
Kimberly-Clark Corp.	6,702	953,158
Procter & Gamble Co. (The)	46,845	7,983,325

		13,321,333

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,623	305,118
Kenvue, Inc.	38,034	912,055

		1,217,173

Tobacco (1.8%)
Altria Group, Inc.	167,776	10,069,916
Philip Morris International, Inc.	147,852	23,468,548

		33,538,464

Total Consumer Staples		102,865,751

Energy (3.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	20,064	881,813
Halliburton Co.	17,349	440,144
Schlumberger NV	28,234	1,180,181

		2,502,138

Oil, Gas & Consumable Fuels (3.7%)
APA Corp.	7,840	164,797
Chevron Corp.	73,975	12,375,278
ConocoPhillips	37,721	3,961,459
Coterra Energy, Inc.	14,215	410,814
Devon Energy Corp.	13,280	496,672
Diamondback Energy, Inc.	3,677	587,879
EOG Resources, Inc.	11,203	1,436,673
EQT Corp.	11,822	631,649
Expand Energy Corp.	60,641	6,750,556
Exxon Mobil Corp.	180,104	21,419,769
Hess Corp.	5,445	869,730
Kinder Morgan, Inc.	38,326	1,093,441
Marathon Petroleum Corp.	6,263	912,456
Occidental Petroleum Corp.	13,581	670,358
ONEOK, Inc.	38,170	3,787,227
Phillips 66	8,360	1,032,293
Shell plc (ADR)	38,826	2,845,169
Targa Resources Corp.	27,492	5,511,321
Texas Pacific Land Corp.	379	502,171
Valero Energy Corp.	6,245	824,777
Williams Cos., Inc. (The)	24,301	1,452,228

		67,736,717

Total Energy		70,238,855

Financials (12.8%)
Banks (2.5%)
Bank of America Corp.	132,282	5,520,128
Citigroup, Inc.	37,400	2,655,026
Citizens Financial Group, Inc.	8,760	358,897
Fifth Third Bancorp	13,475	528,220
Huntington Bancshares, Inc.	28,340	425,383
JPMorgan Chase & Co.	102,422	25,124,117
KeyCorp	20,056	320,696
M&T Bank Corp.	3,344	597,740
PNC Financial Services Group, Inc. (The)	7,900	1,388,583
Regions Financial Corp.	17,679	384,165
Truist Financial Corp.	78,069	3,212,539
US Bancorp	31,050	1,310,931
Wells Fargo & Co.	65,705	4,716,962

		46,543,387

Capital Markets (2.6%)
Ameriprise Financial, Inc.	1,910	924,650
Bank of New York Mellon Corp. (The)	14,321	1,201,102
BlackRock, Inc.‡	2,911	2,755,203
Blackstone, Inc.	14,670	2,050,573
Cboe Global Markets, Inc.	2,069	468,194
Charles Schwab Corp. (The)	34,077	2,667,548
CME Group, Inc.	22,101	5,863,174
FactSet Research Systems, Inc.	731	332,342
Franklin Resources, Inc.	5,598	107,761
Goldman Sachs Group, Inc. (The)	6,223	3,399,563
Intercontinental Exchange, Inc.	65,169	11,241,652
Invesco Ltd.	8,878	134,679
KKR & Co., Inc.	37,996	4,392,718
MarketAxess Holdings, Inc.	802	173,513
Moody’s Corp.	3,106	1,446,433
Morgan Stanley	24,802	2,893,649
MSCI, Inc.	4,693	2,653,891
Nasdaq, Inc.	8,182	620,687
Northern Trust Corp.	3,876	382,367
Raymond James Financial, Inc.	3,725	517,440
S&P Global, Inc.	6,277	3,189,344
State Street Corp.	5,719	512,022
T. Rowe Price Group, Inc.	4,587	421,408

		48,349,913

Consumer Finance (0.4%)
American Express Co.	11,127	2,993,720
Capital One Financial Corp.	7,573	1,357,839
Discover Financial Services	15,039	2,567,157
Synchrony Financial	7,897	418,067

		7,336,783

Financial Services (4.1%)
Apollo Global Management, Inc.	8,894	1,217,944
Berkshire Hathaway, Inc., Class B*	53,741	28,621,382
Corpay, Inc.*	1,383	482,280
Fidelity National Information Services, Inc.	10,625	793,475
Fiserv, Inc.*	28,940	6,390,820
Global Payments, Inc.	5,096	499,000
Jack Henry & Associates, Inc.	1,404	256,371
Mastercard, Inc., Class A	24,534	13,447,576
PayPal Holdings, Inc.*	19,981	1,303,760
Toast, Inc., Class A*	63,877	2,118,800
Visa, Inc., Class A	59,463	20,839,403

		75,970,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (3.0%)
Aflac, Inc.	9,922	$1,103,227
Allstate Corp. (The)	28,306	5,861,323
American International Group, Inc.	97,610	8,486,213
Aon plc, Class A	4,303	1,717,284
Arch Capital Group Ltd.	22,312	2,145,968
Arthur J Gallagher & Co.	5,100	1,760,724
Assurant, Inc.	1,045	219,189
Brown & Brown, Inc.	4,758	591,895
Chubb Ltd.	7,495	2,263,415
Cincinnati Financial Corp.	29,448	4,350,059
Erie Indemnity Co., Class A	472	197,792
Everest Group Ltd.	877	318,640
Globe Life, Inc.	1,768	232,881
Hartford Insurance Group, Inc. (The)	5,704	705,756
Loews Corp.	3,431	315,343
Marsh & McLennan Cos., Inc.	22,924	5,594,144
MetLife, Inc.	11,598	931,203
Principal Financial Group, Inc.	4,352	367,178
Progressive Corp. (The)	56,449	15,975,632
Prudential Financial, Inc.	6,962	777,516
Travelers Cos., Inc. (The)	4,506	1,191,657
W.R. Berkley Corp.	6,160	438,346
Willis Towers Watson plc	1,969	665,424

		56,210,809

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	362,030	3,468,247

Total Financials		237,879,950

Health Care (8.8%)
Biotechnology (1.5%)
AbbVie, Inc.	45,362	9,504,246
Amgen, Inc.	18,441	5,745,294
Biogen, Inc.*	2,867	392,320
Gilead Sciences, Inc.	24,917	2,791,950
Incyte Corp.*	3,145	190,430
Moderna, Inc.*	6,756	191,533
Regeneron Pharmaceuticals, Inc.	4,651	2,949,804
United Therapeutics Corp.*	13,220	4,075,329
Vertex Pharmaceuticals, Inc.*	5,149	2,496,338

		28,337,244

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	50,362	6,680,519
Align Technology, Inc.*	1,397	221,927
Baxter International, Inc.	10,385	355,479
Becton Dickinson & Co.	55,678	12,753,603
Boston Scientific Corp.*	29,467	2,972,631
Cooper Cos., Inc. (The)*	3,982	335,882
Dexcom, Inc.*	7,659	523,033
Edwards Lifesciences Corp.*	11,705	848,378
GE HealthCare Technologies, Inc.	9,296	750,280
Hologic, Inc.*	4,317	266,661
IDEXX Laboratories, Inc.*	1,620	680,319
Insulet Corp.*	1,456	382,360
Intuitive Surgical, Inc.*	7,121	3,526,818
Medtronic plc	25,641	2,304,100
ResMed, Inc.	2,908	650,956
Solventum Corp.*	2,870	218,235
STERIS plc	2,051	464,859
Stryker Corp.	6,860	2,553,635
Zimmer Biomet Holdings, Inc.	3,977	450,117

		36,939,792

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	4,802	661,571
Cencora, Inc.	3,506	974,983
Centene Corp.*	9,772	593,258
Cigna Group (The)	28,774	9,466,646
CVS Health Corp.	25,160	1,704,590
DaVita, Inc.*	836	127,883
Elevance Health, Inc.	6,833	2,972,082
HCA Healthcare, Inc.	3,572	1,234,305
Henry Schein, Inc.*	2,351	161,020
Humana, Inc.	2,373	627,896
Labcorp Holdings, Inc.	1,725	401,476
McKesson Corp.	2,490	1,675,745
Molina Healthcare, Inc.*	1,167	384,398
Quest Diagnostics, Inc.	2,229	377,147
UnitedHealth Group, Inc.	23,228	12,165,665
Universal Health Services, Inc., Class B	1,132	212,703

		33,741,368

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,607	655,907
Bio-Techne Corp.	3,243	190,137
Charles River Laboratories International, Inc.*	1,036	155,939
Danaher Corp.	19,187	3,933,335
IQVIA Holdings, Inc.*	3,299	581,614
Mettler-Toledo International, Inc.*	1,672	1,974,482
Revvity, Inc.	2,391	252,968
Thermo Fisher Scientific, Inc.	7,647	3,805,147
Waters Corp.*	1,148	423,118
West Pharmaceutical Services, Inc.	1,506	337,163

		12,309,810

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	136,766	8,341,358
Eli Lilly & Co.	22,747	18,786,975
Johnson & Johnson	48,137	7,983,040
Merck & Co., Inc.	50,576	4,539,702
Pfizer, Inc.	113,303	2,871,098
Viatris, Inc.	23,410	203,901
Zoetis, Inc.	57,377	9,447,123

		52,173,197

Total Health Care		163,501,411

Industrials (6.3%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	1,467	771,569
Boeing Co. (The)*	14,947	2,549,211
GE Aerospace	76,059	15,223,209
General Dynamics Corp.	5,031	1,371,350
Howmet Aerospace, Inc.	8,123	1,053,797
Huntington Ingalls Industries, Inc.	813	165,884
L3Harris Technologies, Inc.	3,823	800,192
Lockheed Martin Corp.	4,156	1,856,527
Northrop Grumman Corp.	2,727	1,396,251
RTX Corp.	26,612	3,525,025
Textron, Inc.	3,492	252,297
TransDigm Group, Inc.	3,420	4,730,852

		33,696,164

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,503	256,307
Expeditors International of Washington, Inc.	2,683	322,631
FedEx Corp.	13,297	3,241,542
United Parcel Service, Inc., Class B	14,623	1,608,384

		5,428,864

Building Products (0.4%)
A.O. Smith Corp.	2,555	166,995
Allegion plc	1,675	218,521
Builders FirstSource, Inc.*	2,399	299,731
Carrier Global Corp.	47,215	2,993,431
Johnson Controls International plc	13,254	1,061,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lennox International, Inc.	619	$347,154
Masco Corp.	4,289	298,257
Trane Technologies plc	4,482	1,510,075

		6,895,942

Commercial Services & Supplies (0.4%)
Cintas Corp.	6,824	1,402,537
Copart, Inc.*	17,452	987,609
Republic Services, Inc.	4,126	999,152
Rollins, Inc.	5,688	307,322
Veralto Corp.	4,862	473,802
Waste Connections, Inc.	5,841	1,140,105
Waste Management, Inc.	7,302	1,690,486

		7,001,013

Construction & Engineering (0.0%)†
Quanta Services, Inc.	2,983	758,219

Electrical Equipment (0.5%)
AMETEK, Inc.	4,670	803,894
Eaton Corp. plc	7,901	2,147,729
Emerson Electric Co.	11,340	1,243,318
GE Vernova, Inc.	12,240	3,736,627
Generac Holdings, Inc.*	1,292	163,632
Hubbell, Inc., Class B	1,086	359,368
Rockwell Automation, Inc.	2,266	585,489

		9,040,057

Ground Transportation (0.8%)
CSX Corp.	38,247	1,125,609
JB Hunt Transport Services, Inc.	1,691	250,183
Norfolk Southern Corp.	4,523	1,071,273
Old Dominion Freight Line, Inc.	3,682	609,187
Saia, Inc.*	16,323	5,703,746
Uber Technologies, Inc.*	41,624	3,032,725
Union Pacific Corp.	12,121	2,863,465

		14,656,188

Industrial Conglomerates (0.2%)
3M Co.	10,842	1,592,256
Honeywell International, Inc.	13,001	2,752,962

		4,345,218

Machinery (1.1%)
Caterpillar, Inc.	9,548	3,148,930
Cummins, Inc.	2,732	856,318
Deere & Co.	5,027	2,359,422
Dover Corp.	2,704	475,039
Fortive Corp.	7,000	512,260
IDEX Corp.	1,544	279,418
Illinois Tool Works, Inc.	5,354	1,327,846
Ingersoll Rand, Inc.	29,776	2,382,973
Nordson Corp.	1,133	228,549
Otis Worldwide Corp.	8,064	832,205
PACCAR, Inc.	10,422	1,014,790
Parker-Hannifin Corp.	2,573	1,563,998
Pentair plc	3,345	292,621
Snap-on, Inc.	1,012	341,054
Stanley Black & Decker, Inc.	3,250	249,860
Westinghouse Air Brake Technologies Corp.	3,395	615,683
Xylem, Inc.	34,831	4,160,911

		20,641,877

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	12,567	547,921
Southwest Airlines Co.	11,567	388,420
United Airlines Holdings, Inc.*	6,708	463,187

		1,399,528

Professional Services (0.4%)
Automatic Data Processing, Inc.	8,146	2,488,847
Broadridge Financial Solutions, Inc.	2,394	580,449
Dayforce, Inc.*	32,433	1,891,817
Equifax, Inc.	2,509	611,092
Jacobs Solutions, Inc.	2,518	304,401
Leidos Holdings, Inc.	2,651	357,726
Paychex, Inc.	6,303	972,427
Paycom Software, Inc.	977	213,455
Verisk Analytics, Inc.	2,856	850,003

		8,270,217

Trading Companies & Distributors (0.3%)
Fastenal Co.	11,578	897,874
FTAI Aviation Ltd.	19,165	2,127,890
United Rentals, Inc.	1,300	814,710
W.W. Grainger, Inc.	896	885,095

		4,725,569

Total Industrials		116,858,856

Information Technology (20.5%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	20,653	1,600,194
Cisco Systems, Inc.	79,694	4,917,917
F5, Inc.*	1,138	303,015
Juniper Networks, Inc.	7,041	254,814
Motorola Solutions, Inc.	14,846	6,499,727

		13,575,667

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	24,083	1,579,604
CDW Corp.	2,720	435,907
Corning, Inc.	15,204	696,039
Jabil, Inc.	2,186	297,449
Keysight Technologies, Inc.*	3,408	510,416
TE Connectivity plc	5,969	843,539
Teledyne Technologies, Inc.*	922	458,889
Trimble, Inc.*	4,925	323,326
Zebra Technologies Corp., Class A*	1,071	302,622

		5,447,791

IT Services (0.8%)
Accenture plc, Class A	16,715	5,215,748
Akamai Technologies, Inc.*	2,852	229,586
Cognizant Technology Solutions Corp., Class A	9,846	753,219
EPAM Systems, Inc.*	1,127	190,283
Gartner, Inc.*	1,520	638,005
GoDaddy, Inc., Class A*	2,879	518,623
International Business Machines Corp.	29,688	7,382,218
VeriSign, Inc.*	1,646	417,870

		15,345,552

Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*	32,446	3,333,502
Analog Devices, Inc.	9,927	2,001,978
Applied Materials, Inc.	16,236	2,356,168
Broadcom, Inc.	156,890	26,268,093
Enphase Energy, Inc.(x)*	2,737	169,831
First Solar, Inc.*	2,110	266,767
Intel Corp.	86,232	1,958,329
KLA Corp.	6,968	4,736,846
Lam Research Corp.	25,725	1,870,208
Microchip Technology, Inc.	10,569	511,645
Micron Technology, Inc.	64,509	5,605,187
Monolithic Power Systems, Inc.	10,744	6,231,305
NVIDIA Corp.	621,057	67,310,158
NXP Semiconductors NV	5,081	965,695
ON Semiconductor Corp.*	8,483	345,173
QUALCOMM, Inc.	22,030	3,384,028
Skyworks Solutions, Inc.	3,005	194,213
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	50,005	8,300,830
Teradyne, Inc.	3,306	273,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	18,238	$3,277,369

		139,360,401

Software (7.2%)
Adobe, Inc.*	8,696	3,335,177
ANSYS, Inc.*	1,710	541,318
Atlassian Corp., Class A*	12,902	2,737,934
Autodesk, Inc.*	4,279	1,120,242
Cadence Design Systems, Inc.*	5,463	1,389,405
Crowdstrike Holdings, Inc., Class A*	4,921	1,735,046
Fair Isaac Corp.*	494	911,015
Fortinet, Inc.*	12,600	1,212,876
Gen Digital, Inc.	10,597	281,244
Intuit, Inc.	5,604	3,440,800
Microsoft Corp.	219,823	82,519,356
Oracle Corp.	32,409	4,531,102
Palantir Technologies, Inc., Class A*	40,983	3,458,965
Palo Alto Networks, Inc.*	13,274	2,265,075
PTC, Inc.*	2,470	382,727
Roper Technologies, Inc.	2,130	1,255,806
Salesforce, Inc.	35,317	9,477,670
ServiceNow, Inc.*	13,501	10,748,686
Synopsys, Inc.*	3,060	1,312,281
Tyler Technologies, Inc.*	839	487,786
Workday, Inc., Class A*	4,330	1,011,185

		134,155,696

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	318,637	70,778,837
Dell Technologies, Inc., Class C	6,053	551,731
Hewlett Packard Enterprise Co.	26,685	411,749
HP, Inc.	18,453	510,964
NetApp, Inc.	4,182	367,347
Seagate Technology Holdings plc	4,321	367,069
Super Micro Computer, Inc.(x)*	9,994	342,195
Western Digital Corp.*	6,859	277,309

		73,607,201

Total Information Technology		381,492,308

Materials (1.6%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	10,532	3,106,097
Albemarle Corp.	2,210	159,164
CF Industries Holdings, Inc.	3,544	276,964
Corteva, Inc.	42,881	2,698,501
Dow, Inc.	14,146	493,978
DuPont de Nemours, Inc.	8,258	616,707
Eastman Chemical Co.	2,333	205,561
Ecolab, Inc.	5,007	1,269,375
International Flavors & Fragrances, Inc.	5,182	402,175
Linde plc	14,043	6,538,983
LyondellBasell Industries NV, Class A	5,121	360,518
Mosaic Co. (The)	6,784	183,236
PPG Industries, Inc.	4,711	515,148
Sherwin-Williams Co. (The)	14,773	5,158,584

		21,984,991

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	1,233	589,534
Vulcan Materials Co.	2,655	619,412

		1,208,946

Containers & Packaging (0.1%)
Amcor plc	28,068	272,259
Avery Dennison Corp.	1,604	285,464
Ball Corp.	5,972	310,962
International Paper Co.	10,362	552,813
Packaging Corp. of America	1,847	365,743
Smurfit WestRock plc	9,664	435,460

		2,222,701

Metals & Mining (0.3%)
ATI, Inc.*	45,788	2,382,350
Freeport-McMoRan, Inc.	28,469	1,077,836
Newmont Corp.	22,762	1,098,949
Nucor Corp.	4,688	564,154
Steel Dynamics, Inc.	2,790	348,973

		5,472,262

Total Materials		30,888,900

Real Estate (1.3%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,107	287,429
Healthpeak Properties, Inc. (REIT)	14,410	291,370
Ventas, Inc. (REIT)	8,799	605,019
Welltower, Inc. (REIT)	29,471	4,515,252

		5,699,070

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	14,686	208,688

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	18,517	2,070,016

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,843	191,021

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	5,825	761,793
CoStar Group, Inc.*	8,486	672,346

		1,434,139

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	2,862	614,242
Camden Property Trust (REIT)	2,203	269,427
Equity Residential (REIT)	6,947	497,266
Essex Property Trust, Inc. (REIT)	1,266	388,118
Invitation Homes, Inc. (REIT)	11,036	384,605
Mid-America Apartment Communities, Inc. (REIT)	2,389	400,349
UDR, Inc. (REIT)	6,001	271,065

		2,825,072

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,662	162,577
Kimco Realty Corp. (REIT)	13,001	276,141
Realty Income Corp. (REIT)	17,442	1,011,811
Regency Centers Corp. (REIT)	3,145	231,975
Simon Property Group, Inc. (REIT)	6,216	1,032,353

		2,714,857

Specialized REITs (0.5%)
American Tower Corp. (REIT)	9,333	2,030,861
Crown Castle, Inc. (REIT)	8,622	898,671
Digital Realty Trust, Inc. (REIT)	6,181	885,675
Equinix, Inc. (REIT)	1,922	1,567,103
Extra Space Storage, Inc. (REIT)	4,289	636,874
Iron Mountain, Inc. (REIT)	5,997	515,982
Public Storage (REIT)	3,181	952,041
SBA Communications Corp. (REIT)	2,165	476,322
VICI Properties, Inc. (REIT), Class A	20,766	677,387
Weyerhaeuser Co. (REIT)	14,666	429,420

		9,070,336

Total Real Estate		24,213,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.0%)
Electric Utilities (2.0%)
Alliant Energy Corp.	5,103	$328,378
American Electric Power Co., Inc.	79,340	8,669,482
Constellation Energy Corp.	24,458	4,931,466
Duke Energy Corp.	55,599	6,781,410
Edison International	7,575	446,319
Entergy Corp.	8,489	725,725
Evergy, Inc.	4,698	323,927
Eversource Energy	7,205	447,503
Exelon Corp.	42,719	1,968,491
FirstEnergy Corp.	10,012	404,685
NextEra Energy, Inc.	103,201	7,315,919
NRG Energy, Inc.	4,052	386,804
PG&E Corp.	43,100	740,458
Pinnacle West Capital Corp.	2,155	205,264
PPL Corp.	14,938	539,411
Southern Co. (The)	21,907	2,014,349
Xcel Energy, Inc.	11,442	809,979

		37,039,570

Gas Utilities (0.3%)
Atmos Energy Corp.	32,540	5,030,033

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	15,295	189,964
Vistra Corp.	6,693	786,026

		975,990

Multi-Utilities (0.7%)
Ameren Corp.	5,417	543,867
CenterPoint Energy, Inc.	42,463	1,538,435
CMS Energy Corp.	5,877	441,421
Consolidated Edison, Inc.	7,017	776,010
Dominion Energy, Inc.	16,695	936,089
DTE Energy Co.	4,109	568,151
NiSource, Inc.	124,556	4,993,450
Public Service Enterprise Group, Inc.	10,011	823,905
Sempra	12,502	892,143
WEC Energy Group, Inc.	6,364	693,549

		12,207,020

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,833	565,444

Total Utilities		55,818,057

Total Common Stocks (80.0%) (Cost $603,615,406)		1,489,175,734

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	104,244	58,574,704
iShares Morningstar Growth ETF(x)	77,990	6,316,410
iShares Morningstar U.S. Equity ETF‡	348,108	26,894,824
iShares Morningstar Value ETF(x)	6,126	498,963
iShares Russell 1000 ETF(x)	96,999	29,753,473
SPDR Portfolio S&P 500 Growth ETF(x)	23,900	1,920,843
SPDR Portfolio S&P 500 Value ETF(x)	8,100	413,667
Vanguard Growth ETF	18,200	6,748,924
Vanguard Large-Cap ETF	103,113	26,503,134
Vanguard Russell 1000 Growth ETF(x)	74,000	6,866,460
Vanguard Russell 1000 Value ETF	6,400	528,256
Vanguard Value ETF	3,100	535,494

Total Exchange Traded Funds (8.9%) (Cost $45,360,031)		165,555,152

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,499,945	2,499,945
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	72,221,435	72,243,102
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		77,243,047

Total Short-Term Investments (4.2%) (Cost $77,232,048)		77,243,047

Total Investments in Securities (93.1%) (Cost $726,207,485)		1,731,973,933
Other Assets Less Liabilities (6.9%)		128,859,069

Net Assets (100%)		$1,860,833,002

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at March 31, 2025. (xx) At March 31, 2025, the Portfolio had loaned securities with a total value of $6,920,109. This was collateralized by $2,048,565 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $4,999,945 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,911	3,115,309	—	(128,675)	22,616	(254,047)	2,755,203	15,500	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF**	348,108	29,169,553	—	(908,398)	638,614	(2,004,945)	26,894,824	84,855	—

Total		32,284,862	—	(1,037,073)	661,230	(2,258,992)	29,650,027	100,355	—

**	Not affiliated at March 31, 2025.

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	649	6/2025	USD	183,447,963	(135,580)

					(135,580)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$159,316,130	$—	$—	$159,316,130
Consumer Discretionary	146,102,317	—	—	146,102,317
Consumer Staples	102,865,751	—	—	102,865,751
Energy	70,238,855	—	—	70,238,855
Financials	237,879,950	—	—	237,879,950
Health Care	163,501,411	—	—	163,501,411
Industrials	116,858,856	—	—	116,858,856
Information Technology	381,492,308	—	—	381,492,308
Materials	30,888,900	—	—	30,888,900
Real Estate	24,213,199	—	—	24,213,199
Utilities	55,818,057	—	—	55,818,057
Exchange Traded Funds	165,555,152	—	—	165,555,152
Short-Term Investments
Investment Companies	77,243,047	—	—	77,243,047

Total Assets	$1,731,973,933	$—	$—	$1,731,973,933

Liabilities:
Futures	$(135,580)	$—	$—	$(135,580)

Total Liabilities	$(135,580)	$—	$—	$(135,580)

Total	$1,731,838,353	$—	$—	$1,731,838,353

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,028,525,718
Aggregate gross unrealized depreciation	(20,395,955)

Net unrealized appreciation	$1,008,129,763

Federal income tax cost of investments in securities and derivative instruments, if applicable	$723,708,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.6%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	899	$24,561

Entertainment (2.1%)
Liberty Media Corp.-Liberty Formula One, Class A*	726	59,147
Liberty Media Corp.-Liberty Formula One, Class C*	6,569	591,276
Live Nation Entertainment, Inc.*	13,894	1,814,279
Madison Square Garden Sports Corp.*	131	25,508
Netflix, Inc.*	37,667	35,125,608
ROBLOX Corp., Class A*	46,212	2,693,697
Roku, Inc.*	1,668	117,494
Spotify Technology SA*	12,934	7,114,088
TKO Group Holdings, Inc., Class A	951	145,322

		47,686,419

Interactive Media & Services (10.4%)
Alphabet, Inc., Class A	495,897	76,685,512
Alphabet, Inc., Class C	409,399	63,960,406
Meta Platforms, Inc., Class A	167,982	96,818,106
Pinterest, Inc., Class A*	52,006	1,612,186
TripAdvisor, Inc.*	503	7,127
Trump Media & Technology Group Corp.(x)*	4,446	86,875

		239,170,212

Media (0.1%)
Liberty Broadband Corp., Class A*	356	30,260
Liberty Broadband Corp., Class C*	2,379	202,334
Nexstar Media Group, Inc., Class A	1,009	180,833
Trade Desk, Inc. (The), Class A*	39,287	2,149,784

		2,563,211

Total Communication Services		289,444,403

Consumer Discretionary (14.8%)
Automobiles (2.8%)
Tesla, Inc.*	244,672	63,409,195

Broadline Retail (6.7%)
Amazon.com, Inc.*	791,165	150,527,053
Coupang, Inc., Class A*	101,911	2,234,908
Etsy, Inc.*	6,398	301,858

		153,063,819

Distributors (0.0%)†
Pool Corp.	3,280	1,044,188

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	761	96,677
Duolingo, Inc., Class A*	3,311	1,028,198
Grand Canyon Education, Inc.*	813	140,665
H&R Block, Inc.	2,338	128,380

		1,393,920

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	37,677	4,500,894
Booking Holdings, Inc.	2,736	12,604,506
Cava Group, Inc.*	6,638	573,590
Chipotle Mexican Grill, Inc.*	120,234	6,036,949
Choice Hotels International, Inc.(x)	2,043	271,269
Churchill Downs, Inc.	6,129	680,748
Darden Restaurants, Inc.	5,444	1,131,045
Domino’s Pizza, Inc.	1,068	490,693
DoorDash, Inc., Class A*	27,157	4,963,485
DraftKings, Inc., Class A*	39,837	1,322,987
Dutch Bros, Inc., Class A*	3,797	234,427
Expedia Group, Inc.	10,764	1,809,428
Hilton Worldwide Holdings, Inc.	10,813	2,460,498
Hyatt Hotels Corp., Class A	523	64,067
Las Vegas Sands Corp.	30,654	1,184,164
Light & Wonder, Inc.*	7,793	674,952
McDonald’s Corp.	4,060	1,268,222
Norwegian Cruise Line Holdings Ltd.*	38,595	731,761
Planet Fitness, Inc., Class A*	4,037	390,015
Royal Caribbean Cruises Ltd.	7,239	1,487,180
Starbucks Corp.	77,399	7,592,068
Texas Roadhouse, Inc., Class A	5,866	977,452
Vail Resorts, Inc.(x)	2,769	443,095
Wendy’s Co. (The)	7,466	109,228
Wingstop, Inc.	2,581	582,222
Wyndham Hotels & Resorts, Inc.	580	52,496
Wynn Resorts Ltd.	661	55,193
Yum! Brands, Inc.	9,521	1,498,225

		54,190,859

Household Durables (0.0%)†
SharkNinja, Inc.*	1,153	96,172
Somnigroup International, Inc.(x)	14,760	883,829
TopBuild Corp.*	207	63,124

		1,043,125

Leisure Products (0.0%)†
Hasbro, Inc.	10,693	657,513
YETI Holdings, Inc.*	2,233	73,912

		731,425

Specialty Retail (2.4%)
AutoZone, Inc.*	1,356	5,170,130
Burlington Stores, Inc.*	5,579	1,329,643
CarMax, Inc.*	953	74,258
Carvana Co.*	3,332	696,654
Dick’s Sporting Goods, Inc.	448	90,299
Five Below, Inc.*	3,807	285,239
Floor & Decor Holdings, Inc., Class A*	3,371	271,264
Home Depot, Inc. (The)	69,682	25,537,756
Murphy USA, Inc.	1,611	756,864
O’Reilly Automotive, Inc.*	4,693	6,723,098
RH*	261	61,181
Ross Stores, Inc.	6,617	845,586
TJX Cos., Inc. (The)	58,952	7,180,354
Tractor Supply Co.	46,976	2,588,378
Ulta Beauty, Inc.*	3,527	1,292,787
Valvoline, Inc.*	11,244	391,404
Williams-Sonoma, Inc.	6,350	1,003,935

		54,298,830

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	904	96,005
Deckers Outdoor Corp.*	13,346	1,492,216
Lululemon Athletica, Inc.*	10,224	2,894,006
NIKE, Inc., Class B	64,309	4,082,335
Skechers USA, Inc., Class A*	1,009	57,291

		8,621,853

Total Consumer Discretionary		337,797,214

Consumer Staples (3.8%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	155	37,020
Celsius Holdings, Inc.*	15,493	551,861
Coca-Cola Co. (The)	195,821	14,024,700
Monster Beverage Corp.*	49,746	2,911,136
PepsiCo, Inc.	95,613	14,336,213

		31,860,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.7%)
Casey’s General Stores, Inc.	563	$244,365
Costco Wholesale Corp.	39,028	36,911,902
Performance Food Group Co.*	1,922	151,127
Sysco Corp.	26,858	2,015,424

		39,322,818

Food Products (0.0%)†
Freshpet, Inc.*	1,306	108,620
Hershey Co. (The)	1,781	304,604
Lamb Weston Holdings, Inc.	4,013	213,893
Pilgrim’s Pride Corp.*	341	18,588

		645,705

Household Products (0.7%)
Clorox Co. (The)	10,923	1,608,412
Colgate-Palmolive Co.	39,342	3,686,345
Kimberly-Clark Corp.	11,987	1,704,791
Procter & Gamble Co. (The)	46,322	7,894,195

		14,893,743

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.(x)*	4,729	296,934
Estee Lauder Cos., Inc. (The), Class A	7,323	483,318

		780,252

Total Consumer Staples		87,503,448

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	6,348	339,935

Oil, Gas & Consumable Fuels (0.5%)
Antero Midstream Corp.	11,391	205,038
Cheniere Energy, Inc.	10,045	2,324,413
Civitas Resources, Inc.	2,331	81,329
EQT Corp.	3,215	171,777
Hess Corp.	15,905	2,540,506
Matador Resources Co.	786	40,157
New Fortress Energy, Inc.	3,948	32,808
Permian Resources Corp.	12,263	169,843
Targa Resources Corp.	19,035	3,815,946
Texas Pacific Land Corp.	1,652	2,188,883
Viper Energy, Inc., Class A	3,274	147,821

		11,718,521

Total Energy		12,058,456

Financials (7.6%)
Banks (0.1%)
NU Holdings Ltd., Class A*	285,524	2,923,766
Popular, Inc.	627	57,916

		2,981,682

Capital Markets (1.7%)
Ameriprise Financial, Inc.	7,721	3,737,813
Ares Management Corp., Class A	16,280	2,386,811
Blackstone, Inc.	63,514	8,877,987
Blue Owl Capital, Inc., Class A	46,116	924,165
Charles Schwab Corp. (The)	14,585	1,141,714
Coinbase Global, Inc., Class A*	14,976	2,579,316
FactSet Research Systems, Inc.	1,184	538,294
Goldman Sachs Group, Inc. (The)	7,144	3,902,696
Houlihan Lokey, Inc., Class A	429	69,283
Jefferies Financial Group, Inc.	4,330	231,958
KKR & Co., Inc.	17,072	1,973,694
Lazard, Inc.	9,013	390,263
LPL Financial Holdings, Inc.	6,550	2,142,767
Moody’s Corp.	13,909	6,477,282
Morgan Stanley	5,956	694,886
Morningstar, Inc.	2,348	704,095
MSCI, Inc.	3,873	2,190,181
TPG, Inc., Class A	1,856	88,030
Tradeweb Markets, Inc., Class A	4,034	598,888
XP, Inc., Class A	3,625	49,844

		39,699,967

Consumer Finance (0.3%)
Ally Financial, Inc.	3,284	119,767
American Express Co.	18,291	4,921,194
Credit Acceptance Corp.*	431	222,547
SoFi Technologies, Inc.*	14,849	172,694

		5,436,202

Financial Services (4.7%)
Apollo Global Management, Inc.	34,347	4,703,478
Block, Inc., Class A*	20,628	1,120,719
Corpay, Inc.*	5,937	2,070,351
Equitable Holdings, Inc.‡	27,269	1,420,442
Fiserv, Inc.*	15,852	3,500,597
Mastercard, Inc., Class A	71,787	39,347,890
Shift4 Payments, Inc., Class A*	5,391	440,499
Toast, Inc., Class A*	40,725	1,350,848
UWM Holdings Corp., Class A	5,701	31,128
Visa, Inc., Class A	151,869	53,224,010
Western Union Co. (The)	5,235	55,386
WEX, Inc.*	324	50,875

		107,316,223

Insurance (0.8%)
Allstate Corp. (The)	3,606	746,694
Arthur J Gallagher & Co.	1,493	515,443
Brown & Brown, Inc.	9,246	1,150,202
Everest Group Ltd.	609	221,268
Kinsale Capital Group, Inc.	1,937	942,757
Markel Group, Inc.*	263	491,708
Marsh & McLennan Cos., Inc.	5,946	1,451,002
Progressive Corp. (The)	43,379	12,276,691
RLI Corp.	445	35,747
Ryan Specialty Holdings, Inc., Class A	9,002	664,978

		18,496,490

Total Financials		173,930,564

Health Care (7.8%)
Biotechnology (1.7%)
AbbVie, Inc.	67,378	14,117,039
Alnylam Pharmaceuticals, Inc.*	10,065	2,717,751
Amgen, Inc.	36,776	11,457,563
Apellis Pharmaceuticals, Inc.*	9,422	206,059
Exact Sciences Corp.*	6,340	274,459
Exelixis, Inc.*	20,590	760,183
Incyte Corp.*	825	49,954
Ionis Pharmaceuticals, Inc.*	12,802	386,236
Natera, Inc.*	10,075	1,424,706
Neurocrine Biosciences, Inc.*	8,774	970,404
Regeneron Pharmaceuticals, Inc.	773	490,260
Sarepta Therapeutics, Inc.*	8,053	513,942
Ultragenyx Pharmaceutical, Inc.*	7,812	282,872
Vertex Pharmaceuticals, Inc.*	11,380	5,517,252
Viking Therapeutics, Inc.*	9,350	225,802

		39,394,482

Health Care Equipment & Supplies (1.3%)
Align Technology, Inc.*	3,864	613,835
Dexcom, Inc.*	34,332	2,344,532
Edwards Lifesciences Corp.*	9,835	712,841
GE HealthCare Technologies, Inc.	3,761	303,550
IDEXX Laboratories, Inc.*	7,152	3,003,482
Inspire Medical Systems, Inc.*	2,577	410,465
Insulet Corp.*	6,145	1,613,739
Intuitive Surgical, Inc.*	31,099	15,402,402
Masimo Corp.*	1,985	330,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	3,244	$867,478
ResMed, Inc.	3,493	781,908
Stryker Corp.	9,461	3,521,857

		29,906,790

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	12,730	1,753,812
Cencora, Inc.	15,245	4,239,482
Chemed Corp.	132	81,222
Cigna Group (The)	2,155	708,995
DaVita, Inc.*	4,148	634,519
Elevance Health, Inc.	3,275	1,424,494
HCA Healthcare, Inc.	3,992	1,379,436
McKesson Corp.	4,816	3,241,120
Molina Healthcare, Inc.*	3,147	1,036,590
UnitedHealth Group, Inc.	5,505	2,883,244

		17,382,914

Health Care Technology (0.1%)
Doximity, Inc., Class A*	829	48,107
Veeva Systems, Inc., Class A*	12,978	3,006,094

		3,054,201

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	6,213	54,239
Bruker Corp.	6,090	254,197
Fortrea Holdings, Inc.*	795	6,002
IQVIA Holdings, Inc.*	1,792	315,930
Medpace Holdings, Inc.*	2,236	681,287
Repligen Corp.*	701	89,195
Waters Corp.*	3,163	1,165,787
West Pharmaceutical Services, Inc.	3,877	867,983

		3,434,620

Pharmaceuticals (3.7%)
Eli Lilly & Co.	70,477	58,207,659
Intra-Cellular Therapies, Inc.*	9,055	1,194,536
Merck & Co., Inc.	223,225	20,036,676
Zoetis, Inc.	32,792	5,399,203

		84,838,074

Total Health Care		178,011,081

Industrials (4.8%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	6,384	3,357,665
Boeing Co. (The)*	10,800	1,841,940
BWX Technologies, Inc.	1,636	161,391
GE Aerospace	20,371	4,077,256
HEICO Corp.	3,878	1,036,163
HEICO Corp., Class A	7,146	1,507,591
Howmet Aerospace, Inc.	2,175	282,163
Loar Holdings, Inc.(x)*	2,801	197,891
Lockheed Martin Corp.	5,941	2,653,904
Spirit AeroSystems Holdings, Inc., Class A*	1,275	43,936
Standardaero, Inc.*	1,948	51,895
TransDigm Group, Inc.	968	1,339,025

		16,550,820

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	1,997	240,139

Building Products (0.3%)
AAON, Inc.	5,928	463,155
Advanced Drainage Systems, Inc.	2,337	253,915
Armstrong World Industries, Inc.	1,288	181,453
AZEK Co., Inc. (The), Class A*	8,728	426,712
Builders FirstSource, Inc.*	907	113,321
Carlisle Cos., Inc.	536	182,508
Lennox International, Inc.	2,820	1,581,541
Simpson Manufacturing Co., Inc.	350	54,978
Trane Technologies plc	6,795	2,289,371
Trex Co., Inc.*	9,399	546,082

		6,093,036

Commercial Services & Supplies (0.9%)
Cintas Corp.	28,879	5,935,501
Copart, Inc.*	71,539	4,048,392
Rollins, Inc.	24,585	1,328,328
Tetra Tech, Inc.	5,040	147,420
Veralto Corp.	9,779	952,963
Waste Management, Inc.	35,295	8,171,145

		20,583,749

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	3,092	996,644
EMCOR Group, Inc.	1,581	584,385
Quanta Services, Inc.	3,911	994,098
WillScot Holdings Corp.	4,630	128,714

		2,703,841

Electrical Equipment (0.1%)
Generac Holdings, Inc.*	2,499	316,498
Rockwell Automation, Inc.	915	236,418
Vertiv Holdings Co., Class A	31,502	2,274,444

		2,827,360

Ground Transportation (1.1%)
Avis Budget Group, Inc.(x)*	586	44,477
Lyft, Inc., Class A*	22,531	267,443
Old Dominion Freight Line, Inc.	17,021	2,816,124
Saia, Inc.*	1,361	475,574
Uber Technologies, Inc.*	178,925	13,036,476
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	293	19,150
U-Haul Holding Co. (New York Stock Exchange)	3,820	226,068
Union Pacific Corp.	25,724	6,077,038
XPO, Inc.*	10,057	1,081,932

		24,044,282

Industrial Conglomerates (0.1%)
3M Co.	8,903	1,307,495
Honeywell International, Inc.	8,891	1,882,669

		3,190,164

Machinery (0.2%)
Caterpillar, Inc.	6,034	1,990,013
Illinois Tool Works, Inc.	9,661	2,396,025
Lincoln Electric Holdings, Inc.	1,355	256,312

		4,642,350

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	4,146	43,740

Professional Services (0.9%)
Automatic Data Processing, Inc.	33,580	10,259,697
Booz Allen Hamilton Holding Corp.	11,094	1,160,210
Broadridge Financial Solutions, Inc.	9,407	2,280,821
Dayforce, Inc.*	1,405	81,954
Equifax, Inc.	2,173	529,256
KBR, Inc.	1,007	50,159
Paychex, Inc.	10,160	1,567,485
Paycom Software, Inc.	2,822	616,551
Paycor HCM, Inc.*	706	15,843
Paylocity Holding Corp.*	3,817	715,077
TransUnion	973	80,749
Verisk Analytics, Inc.	12,399	3,690,190

		21,047,992

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	10,976	530,251
Fastenal Co.	42,462	3,292,928
Ferguson Enterprises, Inc.	1,186	190,033
SiteOne Landscape Supply, Inc.*	1,448	175,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.	1,394	$873,620
W.W. Grainger, Inc.	3,328	3,287,498

		8,350,175

Total Industrials		110,317,648

Information Technology (45.8%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	90,689	7,026,584
Motorola Solutions, Inc.	6,904	3,022,640
Ubiquiti, Inc.	164	50,863

		10,100,087

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	60,612	3,975,541
CDW Corp.	5,946	952,906
Cognex Corp.	817	24,371
Ingram Micro Holding Corp.	388	6,883
Jabil, Inc.	770	104,774
Zebra Technologies Corp., Class A*	963	272,106

		5,336,581

IT Services (0.6%)
Cloudflare, Inc., Class A*	26,794	3,019,416
EPAM Systems, Inc.*	303	51,159
Gartner, Inc.*	6,632	2,783,716
Globant SA*	2,782	327,497
GoDaddy, Inc., Class A*	12,301	2,215,902
MongoDB, Inc.*	6,299	1,104,845
Okta, Inc.*	6,366	669,830
Snowflake, Inc., Class A*	27,480	4,016,477
Twilio, Inc., Class A*	2,665	260,930
VeriSign, Inc.*	476	120,842

		14,570,614

Semiconductors & Semiconductor Equipment (14.7%)
Advanced Micro Devices, Inc.*	93,530	9,609,272
Applied Materials, Inc.	65,833	9,553,685
Astera Labs, Inc.*	485	28,940
Broadcom, Inc.	393,366	65,861,269
Enphase Energy, Inc.*	11,593	719,346
Entegris, Inc.	13,248	1,158,935
KLA Corp.	11,702	7,955,020
Lam Research Corp.	113,154	8,226,296
Lattice Semiconductor Corp.*	10,375	544,169
Marvell Technology, Inc.	6,033	371,452
MKS Instruments, Inc.	347	27,812
Monolithic Power Systems, Inc.	4,133	2,397,057
NVIDIA Corp.	1,957,099	212,110,390
Onto Innovation, Inc.*	1,107	134,323
QUALCOMM, Inc.	92,212	14,164,685
Teradyne, Inc.	12,519	1,034,069
Texas Instruments, Inc.	9,695	1,742,191
Universal Display Corp.	2,068	288,445

		335,927,356

Software (17.7%)
Adobe, Inc.*	38,318	14,696,102
Appfolio, Inc., Class A*	1,993	438,261
AppLovin Corp., Class A*	23,078	6,114,978
Atlassian Corp., Class A*	14,219	3,017,414
Autodesk, Inc.*	18,960	4,963,728
Bentley Systems, Inc., Class B	12,328	484,983
BILL Holdings, Inc.*	2,208	101,325
Cadence Design Systems, Inc.*	23,990	6,101,377
Confluent, Inc., Class A*	21,781	510,547
Crowdstrike Holdings, Inc., Class A*	20,254	7,141,155
Datadog, Inc., Class A*	26,739	2,652,776
Docusign, Inc.*	17,637	1,435,652
DoubleVerify Holdings, Inc.*	7,083	94,700
Dropbox, Inc., Class A*	5,968	159,405
Dynatrace, Inc.*	26,237	1,237,075
Elastic NV*	7,659	682,417
Fair Isaac Corp.*	1,766	3,256,787
Five9, Inc.*	6,525	177,154
Fortinet, Inc.*	45,322	4,362,696
Gitlab, Inc., Class A*	11,104	521,888
Guidewire Software, Inc.*	3,276	613,791
HubSpot, Inc.*	4,360	2,490,824
Intuit, Inc.	24,037	14,758,478
Manhattan Associates, Inc.*	5,332	922,649
Microsoft Corp.#	621,411	233,271,475
MicroStrategy, Inc., Class A*	1,281	369,274
nCino, Inc.*	4,542	124,769
Nutanix, Inc., Class A*	6,253	436,522
Oracle Corp.	140,711	19,672,805
Palantir Technologies, Inc., Class A*	181,222	15,295,137
Palo Alto Networks, Inc.*	56,951	9,718,119
Pegasystems, Inc.	3,922	272,657
Procore Technologies, Inc.*	9,412	621,380
PTC, Inc.*	6,322	979,594
RingCentral, Inc., Class A*	7,024	173,914
Salesforce, Inc.	68,987	18,513,351
SentinelOne, Inc., Class A*	4,007	72,847
ServiceNow, Inc.*	18,075	14,390,230
Synopsys, Inc.*	13,573	5,820,781
Teradata Corp.*	8,398	188,787
Tyler Technologies, Inc.*	3,171	1,843,588
UiPath, Inc., Class A*	32,240	332,072
Unity Software, Inc.*	11,978	234,649
Workday, Inc., Class A*	18,626	4,349,730
Zscaler, Inc.(x)*	8,196	1,626,250

		405,244,093

Technology Hardware, Storage & Peripherals (12.1%)
Apple, Inc.	1,228,924	272,980,888
Dell Technologies, Inc., Class C	3,825	348,649
HP, Inc.	19,961	552,720
NetApp, Inc.	8,001	702,808
Pure Storage, Inc., Class A*	23,550	1,042,558
Super Micro Computer, Inc.(x)*	43,595	1,492,693

		277,120,316

Total Information Technology		1,048,299,047

Materials (0.6%)
Chemicals (0.5%)
Celanese Corp.	2,447	138,916
Chemours Co. (The)	971	13,138
Ecolab, Inc.	19,073	4,835,387
RPM International, Inc.	2,527	292,323
Sherwin-Williams Co. (The)	18,805	6,566,518

		11,846,282

Construction Materials (0.1%)
Eagle Materials, Inc.	2,216	491,797
Martin Marietta Materials, Inc.	302	144,395
Vulcan Materials Co.	3,004	700,833

		1,337,025

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,657	472,866
Sealed Air Corp.	691	19,970

		492,836

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.(x)*	13,862	113,946
Southern Copper Corp.	7,728	722,259

		836,205

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,844	353,571

Total Materials		14,865,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.6%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	1,289	$319,556

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,288	1,210,391

Specialized REITs (0.5%)
American Tower Corp. (REIT)	41,094	8,942,055
Equinix, Inc. (REIT)	458	373,430
Iron Mountain, Inc. (REIT)	14,628	1,258,593
Lamar Advertising Co. (REIT), Class A	1,930	219,596
Public Storage (REIT)	2,115	632,998

		11,426,672

Total Real Estate		12,956,619

Utilities (0.2%)
Electric Utilities (0.1%)
Constellation Energy Corp.	4,407	888,584
NRG Energy, Inc.	7,259	692,944

		1,581,528

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	29,855	3,506,171

Total Utilities		5,087,699

Total Common Stocks (99.1%) (Cost $496,648,309)		2,270,272,098

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,646,534	1,646,534

Total Short-Term Investments (0.1%) (Cost $1,646,534)		1,646,534

Total Investments in Securities (99.2%) (Cost $498,294,843)		2,271,918,632
Other Assets Less Liabilities (0.8%)		17,901,636

Net Assets (100%)		$2,289,820,268

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,507,800.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $3,239,826. This was collateralized by $1,669,205 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/25 – 8/15/54 and by cash of $1,646,534 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	27,269	1,359,722	—	(78,186)	38,593	100,313	1,420,442	6,601	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	69	6/2025	USD	19,503,713	(103,218)

					(103,218)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$289,444,403	$—	$—	$289,444,403
Consumer Discretionary	337,797,214	—	—	337,797,214
Consumer Staples	87,503,448	—	—	87,503,448
Energy	12,058,456	—	—	12,058,456
Financials	173,930,564	—	—	173,930,564
Health Care	178,011,081	—	—	178,011,081
Industrials	110,317,648	—	—	110,317,648
Information Technology	1,048,299,047	—	—	1,048,299,047
Materials	14,865,919	—	—	14,865,919
Real Estate	12,956,619	—	—	12,956,619
Utilities	5,087,699	—	—	5,087,699
Short-Term Investments
Investment Companies	1,646,534	—	—	1,646,534

Total Assets	$2,271,918,632	$—	$—	$2,271,918,632

Liabilities:
Futures	$(103,218)	$—	$—	$(103,218)

Total Liabilities	$(103,218)	$—	$—	$(103,218)

Total	$2,271,815,414	$—	$—	$2,271,815,414

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,800,057,126
Aggregate gross unrealized depreciation	(26,382,249)

Net unrealized appreciation	$1,773,674,877

Federal income tax cost of investments in securities and derivative instruments, if applicable	$498,140,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	1,333	$36,418

Entertainment (2.7%)
Liberty Media Corp.-Liberty Formula One, Class A*	567	46,194
Liberty Media Corp.-Liberty Formula One, Class C*	4,625	416,296
Live Nation Entertainment, Inc.*	10,111	1,320,294
Netflix, Inc.*	83,147	77,537,072
ROBLOX Corp., Class A*	33,675	1,962,916
Roku, Inc.*	1,301	91,642
Spotify Technology SA*	18,937	10,415,918
TKO Group Holdings, Inc., Class A	742	113,385
Walt Disney Co. (The)	235,390	23,232,993

		115,136,710

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A	489,783	75,740,043
Alphabet, Inc., Class C	536,429	83,806,303
Meta Platforms, Inc., Class A	238,460	137,438,806
Pinterest, Inc., Class A*	38,548	1,194,988
TripAdvisor, Inc.*	191	2,706
Trump Media & Technology Group Corp.*	2,625	51,292

		298,234,138

Media (0.1%)
Liberty Broadband Corp., Class A*	199	16,915
Liberty Broadband Corp., Class C*	1,855	157,768
Nexstar Media Group, Inc., Class A	836	149,828
Trade Desk, Inc. (The), Class A*	44,134	2,415,012

		2,739,523

Total Communication Services		416,146,789

Consumer Discretionary (13.0%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	230,535	3,318,551

Automobiles (1.9%)
Tesla, Inc.*	313,134	81,151,808

Broadline Retail (4.8%)
Alibaba Group Holding Ltd. (ADR)	66,173	8,750,056
Amazon.com, Inc.*	986,320	187,657,243
Coupang, Inc., Class A*	74,418	1,631,987
Etsy, Inc.*	4,504	212,498
MercadoLibre, Inc.*	1,770	3,453,040

		201,704,824

Distributors (0.0%)†
Pool Corp.	2,452	780,594

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	593	75,335
Duolingo, Inc., Class A*	2,393	743,122
Grand Canyon Education, Inc.*	648	112,117
H&R Block, Inc.	1,857	101,968

		1,032,542

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	143,555	17,149,080
Booking Holdings, Inc.	5,080	23,403,103
Cava Group, Inc.*	4,858	419,780
Chipotle Mexican Grill, Inc.*	100,296	5,035,862
Choice Hotels International, Inc.	1,625	215,768
Churchill Downs, Inc.	4,481	497,705
Darden Restaurants, Inc.	4,061	843,713
Domino’s Pizza, Inc.	20,408	9,376,456
DoorDash, Inc., Class A*	51,038	9,328,215
DraftKings, Inc., Class A*	29,041	964,452
Dutch Bros, Inc., Class A*	2,924	180,528
Expedia Group, Inc.	7,959	1,337,908
Hilton Worldwide Holdings, Inc.	7,914	1,800,831
Hyatt Hotels Corp., Class A	436	53,410
Las Vegas Sands Corp.	22,059	852,139
Light & Wonder, Inc.*	5,750	498,007
McDonald’s Corp.	47,306	14,776,975
Norwegian Cruise Line Holdings Ltd.*	28,065	532,112
Planet Fitness, Inc., Class A*	2,881	278,333
Royal Caribbean Cruises Ltd.	5,283	1,085,340
Starbucks Corp.	286,042	28,057,860
Texas Roadhouse, Inc., Class A	4,376	729,173
Vail Resorts, Inc.	1,956	312,999
Wendy’s Co. (The)	5,823	85,190
Wingstop, Inc.	1,878	423,639
Wyndham Hotels & Resorts, Inc.	473	42,811
Wynn Resorts Ltd.	526	43,921
Yum China Holdings, Inc.	80,177	4,174,015
Yum! Brands, Inc.	32,351	5,090,753

		127,590,078

Household Durables (0.1%)
DR Horton, Inc.	33,830	4,300,808
SharkNinja, Inc.*	899	74,986
Somnigroup International, Inc.	10,807	647,123
TopBuild Corp.*	174	53,061

		5,075,978

Leisure Products (0.2%)
Hasbro, Inc.	7,684	472,489
Mattel, Inc.*	381,375	7,410,117
YETI Holdings, Inc.*	1,741	57,627

		7,940,233

Specialty Retail (1.8%)
AutoZone, Inc.*	2,136	8,144,098
Burlington Stores, Inc.*	4,109	979,298
CarMax, Inc.*	766	59,687
Carvana Co.*	2,386	498,865
Dick’s Sporting Goods, Inc.	68,260	13,758,486
Five Below, Inc.*	2,969	222,452
Floor & Decor Holdings, Inc., Class A*	2,292	184,437
Gap, Inc. (The)	425,800	8,775,738
Home Depot, Inc. (The)	54,619	20,017,317
Murphy USA, Inc.	1,158	544,040
O’Reilly Automotive, Inc.*	3,424	4,905,154
RH*	203	47,585
Ross Stores, Inc.	4,750	607,003
TJX Cos., Inc. (The)	42,943	5,230,457
Tractor Supply Co.	34,610	1,907,011
Ulta Beauty, Inc.*	2,588	948,606
Valvoline, Inc.*	7,814	272,005
Williams-Sonoma, Inc.	37,642	5,951,200

		73,053,439

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	601	63,826
Deckers Outdoor Corp.*	9,712	1,085,899
Lululemon Athletica, Inc.*	45,719	12,941,220
LVMH Moet Hennessy Louis Vuitton SE (ADR)	43,350	5,369,765
NIKE, Inc., Class B	200,759	12,744,181
Ralph Lauren Corp.	51,199	11,301,667
Skechers USA, Inc., Class A*	787	44,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	298,808	$1,867,550

		45,418,794

Total Consumer Discretionary		547,066,841

Consumer Staples (3.2%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	10,465	2,499,460
Celsius Holdings, Inc.*	11,501	409,666
Coca-Cola Co. (The)	456,464	32,691,952
Monster Beverage Corp.*	306,634	17,944,222
PepsiCo, Inc.	142,416	21,353,855

		74,899,155

Consumer Staples Distribution & Retail (0.9%)
Casey’s General Stores, Inc.	439	190,543
Costco Wholesale Corp.	28,609	27,057,820
Performance Food Group Co.*	1,499	117,866
Sysco Corp.	19,569	1,468,458
Walmart, Inc.	90,025	7,903,295

		36,737,982

Food Products (0.0%)†
Freshpet, Inc.*	959	79,760
Hershey Co. (The)	1,389	237,561
Lamb Weston Holdings, Inc.	2,782	148,280
Pilgrim’s Pride Corp.*	266	14,500

		480,101

Household Products (0.4%)
Clorox Co. (The)	7,959	1,171,963
Colgate-Palmolive Co.	28,663	2,685,723
Kimberly-Clark Corp.	8,853	1,259,074
Procter & Gamble Co. (The)	78,942	13,453,295

		18,570,055

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	3,401	213,549
Estee Lauder Cos., Inc. (The), Class A	5,126	338,316

		551,865

Tobacco (0.1%)
Philip Morris International, Inc.	30,634	4,862,535

Total Consumer Staples		136,101,693

Energy (0.3%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	4,951	265,126

Oil, Gas & Consumable Fuels (0.3%)
Antero Midstream Corp.	8,883	159,894
Cheniere Energy, Inc.	10,906	2,523,648
Civitas Resources, Inc.	1,885	65,768
ConocoPhillips	14,343	1,506,302
EQT Corp.	2,507	133,949
Hess Corp.	11,546	1,844,243
Matador Resources Co.	832	42,507
New Fortress Energy, Inc.	3,026	25,146
Permian Resources Corp.	9,563	132,447
Targa Resources Corp.	13,927	2,791,946
Texas Pacific Land Corp.	1,196	1,584,688
Viper Energy, Inc., Class A	2,030	91,654

		10,902,192

Total Energy		11,167,318

Financials (6.7%)
Banks (0.0%)†
NU Holdings Ltd., Class A*	209,178	2,141,983
Popular, Inc.	504	46,554

		2,188,537

Capital Markets (1.6%)
Ameriprise Financial, Inc.	5,700	2,759,427
Ares Management Corp., Class A	11,892	1,743,486
Blackstone, Inc.	69,034	9,649,573
Blue Owl Capital, Inc., Class A	32,767	656,651
Charles Schwab Corp. (The)	10,776	843,545
Coinbase Global, Inc., Class A*	10,921	1,880,924
FactSet Research Systems, Inc.	12,732	5,788,476
Goldman Sachs Group, Inc. (The)	13,166	7,192,454
Houlihan Lokey, Inc., Class A	331	53,457
Intercontinental Exchange, Inc.	7,853	1,354,642
Jefferies Financial Group, Inc.	2,865	153,478
KKR & Co., Inc.	43,924	5,078,054
Lazard, Inc.	7,029	304,356
LPL Financial Holdings, Inc.	4,751	1,554,242
Moody’s Corp.	10,226	4,762,146
Morgan Stanley	4,390	512,181
Morningstar, Inc.	1,717	514,877
MSCI, Inc.	26,114	14,767,467
SEI Investments Co.	74,212	5,761,078
TPG, Inc., Class A	1,430	67,825
Tradeweb Markets, Inc., Class A	2,838	421,329
XP, Inc., Class A	2,827	38,871

		65,858,539

Consumer Finance (0.1%)
Ally Financial, Inc.	2,561	93,400
American Express Co.	13,495	3,630,830
Credit Acceptance Corp.*	336	173,493
SoFi Technologies, Inc.*	11,170	129,907

		4,027,630

Financial Services (4.5%)
Apollo Global Management, Inc.	25,047	3,429,936
Berkshire Hathaway, Inc., Class B*	12,490	6,651,924
Block, Inc., Class A*	74,674	4,057,039
Corpay, Inc.*	4,332	1,510,655
Equitable Holdings, Inc.‡	20,320	1,058,469
Fiserv, Inc.*	34,187	7,549,515
Mastercard, Inc., Class A	101,379	55,567,858
PayPal Holdings, Inc.*	292,173	19,064,288
Shift4 Payments, Inc., Class A*	3,883	317,280
Toast, Inc., Class A*	30,040	996,427
UWM Holdings Corp., Class A	4,446	24,275
Visa, Inc., Class A	259,950	91,102,077
WEX, Inc.*	261	40,982

		191,370,725

Insurance (0.5%)
Allstate Corp. (The)	2,605	539,418
Aon plc, Class A	16,902	6,745,419
Arthur J Gallagher & Co.	1,041	359,395
Brown & Brown, Inc.	6,863	853,757
Everest Group Ltd.	481	174,762
Kinsale Capital Group, Inc.	1,430	695,995
Markel Group, Inc.*	208	388,879
Marsh & McLennan Cos., Inc.	4,290	1,046,889
Progressive Corp. (The)	31,808	9,001,982
RLI Corp.	346	27,794
Ryan Specialty Holdings, Inc., Class A	6,459	477,126

		20,311,416

Total Financials		283,756,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.5%)
Biotechnology (1.3%)
AbbVie, Inc.	54,657	$11,451,735
Alnylam Pharmaceuticals, Inc.*	50,349	13,595,237
Amgen, Inc.	26,960	8,399,388
Apellis Pharmaceuticals, Inc.*	7,165	156,698
CRISPR Therapeutics AG*	48,656	1,655,764
Exact Sciences Corp.*	4,944	214,026
Exelixis, Inc.*	15,263	563,510
Gilead Sciences, Inc.	12,230	1,370,371
Incyte Corp.*	644	38,994
Ionis Pharmaceuticals, Inc.*	8,820	266,099
Natera, Inc.*	15,655	2,213,773
Neurocrine Biosciences, Inc.*	6,272	693,683
Regeneron Pharmaceuticals, Inc.	14,643	9,287,030
Sarepta Therapeutics, Inc.*	5,896	376,283
Ultragenyx Pharmaceutical, Inc.*	6,184	223,923
Vertex Pharmaceuticals, Inc.*	8,352	4,049,217
Viking Therapeutics, Inc.*	7,215	174,242

		54,729,973

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	123,195	16,341,817
Align Technology, Inc.*	2,838	450,845
Dexcom, Inc.*	25,029	1,709,230
Edwards Lifesciences Corp.*	22,211	1,609,853
GE HealthCare Technologies, Inc.	2,780	224,374
IDEXX Laboratories, Inc.*	5,213	2,189,199
Inspire Medical Systems, Inc.*	1,809	288,138
Insulet Corp.*	4,480	1,176,493
Intuitive Surgical, Inc.*	44,245	21,913,221
Masimo Corp.*	1,577	262,728
Penumbra, Inc.*	2,367	632,959
ResMed, Inc.	2,556	572,161
Stryker Corp.	6,891	2,565,175

		49,936,193

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	9,274	1,277,679
Cencora, Inc.	11,218	3,119,614
Chemed Corp.	104	63,993
Cigna Group (The)	1,593	524,097
DaVita, Inc.*	2,974	454,933
Elevance Health, Inc.	2,366	1,029,115
HCA Healthcare, Inc.	2,916	1,007,624
McKesson Corp.	9,970	6,709,710
Molina Healthcare, Inc.*	2,276	749,692
UnitedHealth Group, Inc.	11,915	6,240,481

		21,176,938

Health Care Technology (0.5%)
Doximity, Inc., Class A*	182,275	10,577,418
Veeva Systems, Inc., Class A*	46,445	10,758,056

		21,335,474

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	4,784	41,764
Bruker Corp.	4,749	198,223
Illumina, Inc.*	32,173	2,552,606
IQVIA Holdings, Inc.*	1,398	246,467
Medpace Holdings, Inc.*	1,627	495,731
Repligen Corp.*	547	69,600
Thermo Fisher Scientific, Inc.	18,120	9,016,512
Waters Corp.*	2,272	837,391
West Pharmaceutical Services, Inc.	2,788	624,178

		14,082,472

Pharmaceuticals (2.7%)
Eli Lilly & Co.	75,037	61,973,809
Intra-Cellular Therapies, Inc.*	6,589	869,221
Johnson & Johnson	37,638	6,241,886
Merck & Co., Inc.	163,603	14,685,005
Novartis AG (ADR)	30,107	3,356,328
Novo Nordisk A/S (ADR)	95,442	6,627,493
Roche Holding AG (ADR)	91,016	3,745,308
Zoetis, Inc.	85,984	14,157,266

		111,656,316

Total Health Care		272,917,366

Industrials (3.4%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	4,682	2,462,498
Boeing Co. (The)*	113,753	19,400,574
BWX Technologies, Inc.	1,276	125,877
GE Aerospace	14,848	2,971,827
HEICO Corp.	2,870	766,835
HEICO Corp., Class A	5,170	1,090,715
Howmet Aerospace, Inc.	1,696	220,022
Loar Holdings, Inc.*	1,797	126,958
Lockheed Martin Corp.	4,331	1,934,701
Spirit AeroSystems Holdings, Inc., Class A*	1,120	38,595
Standardaero, Inc.*	1,537	40,946
TransDigm Group, Inc.	3,705	5,125,090

		34,304,638

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	39,232	4,717,648

Building Products (0.1%)
AAON, Inc.	4,386	342,678
Advanced Drainage Systems, Inc.	1,823	198,069
Armstrong World Industries, Inc.	1,004	141,443
AZEK Co., Inc. (The), Class A*	6,164	301,358
Builders FirstSource, Inc.*	749	93,580
Carlisle Cos., Inc.	426	145,053
Lennox International, Inc.	2,055	1,152,506
Simpson Manufacturing Co., Inc.	277	43,511
Trane Technologies plc	10,676	3,596,958
Trex Co., Inc.*	6,917	401,878

		6,417,034

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,242	4,365,868
Copart, Inc.*	52,051	2,945,566
Rollins, Inc.	17,598	950,820
Tetra Tech, Inc.	3,931	114,982
Veralto Corp.	7,239	705,441
Waste Management, Inc.	25,934	6,003,980

		15,086,657

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	2,235	720,408
EMCOR Group, Inc.	1,176	434,685
Quanta Services, Inc.	9,486	2,411,151
WillScot Holdings Corp.	3,019	83,928

		3,650,172

Electrical Equipment (0.1%)
Eaton Corp. plc	4,503	1,224,051
Generac Holdings, Inc.*	1,979	250,640
Rockwell Automation, Inc.	724	187,067
Vertiv Holdings Co., Class A	29,881	2,157,408

		3,819,166

Ground Transportation (0.8%)
Avis Budget Group, Inc.*	465	35,293
Lyft, Inc., Class A*	17,065	202,562
Old Dominion Freight Line, Inc.	12,417	2,054,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Saia, Inc.*	985	$344,189
Uber Technologies, Inc.*	284,625	20,737,777
U-Haul Holding Co.	2,979	176,297
Union Pacific Corp.	39,473	9,325,102
XPO, Inc.*	7,300	785,334

		33,660,947

Industrial Conglomerates (0.2%)
3M Co.	49,005	7,196,874
Honeywell International, Inc.	6,409	1,357,106

		8,553,980

Machinery (0.2%)
Caterpillar, Inc.	4,440	1,464,312
Deere & Co.	9,383	4,403,911
Illinois Tool Works, Inc.	7,067	1,752,687
Lincoln Electric Holdings, Inc.	1,056	199,753

		7,820,663

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	3,404	35,912

Professional Services (0.5%)
Automatic Data Processing, Inc.	24,618	7,521,538
Booz Allen Hamilton Holding Corp.	8,264	864,249
Broadridge Financial Solutions, Inc.	6,824	1,654,547
Dayforce, Inc.*	1,095	63,871
Equifax, Inc.	1,551	377,762
KBR, Inc.	796	39,649
Paychex, Inc.	7,400	1,141,672
Paycom Software, Inc.	21,787	4,760,024
Paycor HCM, Inc.*	483	10,838
Paylocity Holding Corp.*	2,809	526,238
TransUnion	759	62,989
Verisk Analytics, Inc.	9,048	2,692,866

		19,716,243

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	7,939	383,533
Fastenal Co.	30,964	2,401,258
Ferguson Enterprises, Inc.	930	149,014
SiteOne Landscape Supply, Inc.*	1,144	138,927
United Rentals, Inc.	1,005	629,834
W.W. Grainger, Inc.	4,160	4,109,373

		7,811,939

Total Industrials		145,594,999

Information Technology (25.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	100,972	7,823,311
Motorola Solutions, Inc.	5,019	2,197,368
Ubiquiti, Inc.	180	55,825

		10,076,504

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	72,070	4,727,071
CDW Corp.	4,322	692,644
Jabil, Inc.	680	92,528
Zebra Technologies Corp., Class A*	751	212,202

		5,724,445

IT Services (1.3%)
Accenture plc, Class A	21,756	6,788,742
Cloudflare, Inc., Class A*	19,664	2,215,936
EPAM Systems, Inc.*	243	41,028
Gartner, Inc.*	11,552	4,848,836
Globant SA*	2,016	237,324
GoDaddy, Inc., Class A*	8,966	1,615,135
International Business Machines Corp.	33,296	8,279,383
MongoDB, Inc.*	6,695	1,174,303
Okta, Inc.*	4,780	502,952
Shopify, Inc., Class A*	237,566	22,682,802
Snowflake, Inc., Class A*	26,601	3,888,002
Twilio, Inc., Class A*	16,135	1,579,778
VeriSign, Inc.*	392	99,517

		53,953,738

Semiconductors & Semiconductor Equipment (7.9%)
Advanced Micro Devices, Inc.*	68,549	7,042,724
Applied Materials, Inc.	48,330	7,013,649
ARM Holdings plc (ADR)*	77,244	8,248,887
ASML Holding NV (Registered) (ADR)	344	227,945
Astera Labs, Inc.*	385	22,973
Broadcom, Inc.	340,476	57,005,897
Enphase Energy, Inc.*	8,478	526,060
Entegris, Inc.	9,598	839,633
KLA Corp.	8,588	5,838,122
Lam Research Corp.	105,143	7,643,896
Lattice Semiconductor Corp.*	7,394	387,815
Marvell Technology, Inc.	4,382	269,800
Monolithic Power Systems, Inc.	3,013	1,747,480
NVIDIA Corp.	1,957,963	212,204,030
Onto Innovation, Inc.*	864	104,838
QUALCOMM, Inc.	108,416	16,653,782
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,164	2,185,224
Teradyne, Inc.	9,223	761,820
Texas Instruments, Inc.	7,147	1,284,316
Universal Display Corp.	1,613	224,981

		330,233,872

Software (11.1%)
Adobe, Inc.*	47,380	18,171,651
Appfolio, Inc., Class A*	1,518	333,808
AppLovin Corp., Class A*	24,886	6,594,043
Atlassian Corp., Class A*	10,436	2,214,624
Autodesk, Inc.*	60,472	15,831,570
Bentley Systems, Inc., Class B	8,983	353,391
BILL Holdings, Inc.*	1,750	80,308
Cadence Design Systems, Inc.*	17,487	4,447,469
Confluent, Inc., Class A*	15,672	367,352
Crowdstrike Holdings, Inc., Class A*	14,859	5,238,986
Datadog, Inc., Class A*	19,629	1,947,393
Docusign, Inc.*	13,031	1,060,723
DoubleVerify Holdings, Inc.*	5,607	74,966
Dropbox, Inc., Class A*	5,275	140,895
Dynatrace, Inc.*	18,866	889,532
Elastic NV*	5,713	509,028
Fair Isaac Corp.*	2,336	4,307,958
Five9, Inc.*	5,028	136,510
Fortinet, Inc.*	33,042	3,180,623
Gitlab, Inc., Class A*	8,258	388,126
Guidewire Software, Inc.*	2,390	447,790
HubSpot, Inc.*	6,765	3,864,777
Intuit, Inc.	23,695	14,548,493
Manhattan Associates, Inc.*	3,970	686,969
Microsoft Corp.	621,172	233,181,757
MicroStrategy, Inc., Class A*	945	272,415
nCino, Inc.*	3,553	97,601
Nutanix, Inc., Class A*	4,798	334,948
Oracle Corp.	343,632	48,043,190
Palantir Technologies, Inc., Class A*	132,824	11,210,346
Palo Alto Networks, Inc.*	54,818	9,354,144
Pegasystems, Inc.	3,101	215,582
Procore Technologies, Inc.*	6,725	443,985
PTC, Inc.*	4,562	706,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RingCentral, Inc., Class A*	4,533	$112,237
Salesforce, Inc.	101,477	27,232,368
SentinelOne, Inc., Class A*	3,036	55,194
ServiceNow, Inc.*	29,396	23,403,331
Synopsys, Inc.*	12,446	5,337,467
Teradata Corp.*	6,657	149,649
Tyler Technologies, Inc.*	2,345	1,363,360
UiPath, Inc., Class A*	23,574	242,812
Unity Software, Inc.*	9,060	177,485
Workday, Inc., Class A*	69,302	16,184,096
Zscaler, Inc.*	5,946	1,179,805

		465,115,639

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	997,419	221,556,682
Dell Technologies, Inc., Class C	2,577	234,894
HP, Inc.	15,421	427,007
NetApp, Inc.	6,103	536,088
Pure Storage, Inc., Class A*	17,089	756,530
Super Micro Computer, Inc.*	31,240	1,069,658

		224,580,859

Total Information Technology		1,089,685,057

Materials (0.3%)
Chemicals (0.2%)
Celanese Corp.	1,909	108,374
Chemours Co. (The)	129	1,746
Ecolab, Inc.	13,917	3,528,238
RPM International, Inc.	1,971	228,005
Sherwin-Williams Co. (The)	13,722	4,791,585

		8,657,948

Construction Materials (0.1%)
Eagle Materials, Inc.	1,577	349,983
Martin Marietta Materials, Inc.	236	112,839
Vulcan Materials Co.	2,197	512,560

		975,382

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,863	331,558

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.*	10,337	84,970
Freeport-McMoRan, Inc.	7,938	300,533
Southern Copper Corp.	5,608	524,124

		909,627

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,758	253,681

Total Materials		11,128,196

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	45,969	3,642,124
Jones Lang LaSalle, Inc.*	869	215,434

		3,857,558

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,480	910,118

Specialized REITs (0.2%)
American Tower Corp. (REIT)	30,132	6,556,723
Equinix, Inc. (REIT)	351	286,188
Iron Mountain, Inc. (REIT)	10,679	918,821
Lamar Advertising Co. (REIT), Class A	1,506	171,353
Public Storage (REIT)	1,522	455,519

		8,388,604

Total Real Estate		13,156,280

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	3,152	635,538
NRG Energy, Inc.	5,398	515,293

		1,150,831

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	21,773	2,557,021

Total Utilities		3,707,852

Total Common Stocks (69.6%) (Cost $1,074,258,951)		2,930,429,238

EXCHANGE TRADED FUNDS (ETF):
Equity (20.2%)
Invesco QQQ Trust	3,870	1,814,720
iShares Core S&P 500 ETF	2,079	1,168,190
iShares Morningstar Growth ETF‡	2,442,185	197,792,563
iShares Morningstar U.S. Equity ETF	15,692	1,212,364
iShares Morningstar Value ETF	30,936	2,519,737
iShares Russell 1000 ETF	3,225	989,237
iShares Russell 1000 Growth ETF	87,053	31,433,968
SPDR Portfolio S&P 500 Growth ETF	2,261,800	181,780,866
SPDR Portfolio S&P 500 Value ETF	40,100	2,047,907
Vanguard Growth ETF	445,182	165,082,389
Vanguard Large-Cap ETF	600	154,218
Vanguard Russell 1000 Growth ETF	2,799,800	259,793,442
Vanguard Russell 1000 Value ETF	29,900	2,467,946
Vanguard Value ETF	14,900	2,573,826

Total Exchange Traded Funds (20.2%) (Cost $426,568,008)		850,831,373

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	159,188,115	159,235,872

Total Short-Term Investments (3.8%) (Cost $159,231,750)		159,235,872

Total Investments in Securities (93.6%) (Cost $1,660,058,709)		3,940,496,483
Other Assets Less Liabilities (6.4%)		270,371,764

Net Assets (100%)		$4,210,868,247

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	20,320	989,296	—	(34,309)	17,699	85,783	1,058,469	5,034	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,442,185	231,301,056	—	(12,774,710)	4,482,319	(25,216,102)	197,792,563	247,857	—

Total		232,290,352	—	(12,809,019)	4,500,018	(25,130,319)	198,851,032	252,891	—

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini
Index	2,213	6/2025	USD	405,886,330	(7,743,384)

					(7,743,384)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$416,146,789	$—	$—	$416,146,789
Consumer Discretionary	547,066,841	—	—	547,066,841
Consumer Staples	136,101,693	—	—	136,101,693
Energy	11,167,318	—	—	11,167,318
Financials	283,756,847	—	—	283,756,847
Health Care	272,917,366	—	—	272,917,366
Industrials	145,594,999	—	—	145,594,999
Information Technology	1,089,685,057	—	—	1,089,685,057
Materials	11,128,196	—	—	11,128,196
Real Estate	13,156,280	—	—	13,156,280
Utilities	3,707,852	—	—	3,707,852
Exchange Traded Funds	850,831,373	—	—	850,831,373
Short-Term Investments
Investment Companies	159,235,872	—	—	159,235,872

Total Assets	$3,940,496,483	$—	$—	$3,940,496,483

Liabilities:
Futures	$(7,743,384)	$—	$—	$(7,743,384)

Total Liabilities	$(7,743,384)	$—	$—	$(7,743,384)

Total	$3,932,753,099	$—	$—	$3,932,753,099

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,335,982,930
Aggregate gross unrealized depreciation	(65,831,878)

Net unrealized appreciation	$2,270,151,052

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,662,602,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	242,548	$6,859,258
Frontier Communications Parent, Inc.*	8,289	297,244
Iridium Communications, Inc.	3,448	94,199
Liberty Global Ltd., Class A*	5,600	64,456
Liberty Global Ltd., Class C*	5,165	61,825
Verizon Communications, Inc.	142,381	6,458,402

		13,835,384

Entertainment (1.3%)
Electronic Arts, Inc.	8,925	1,289,841
Liberty Media Corp.-Liberty Formula One, Class A*	504	41,061
Liberty Media Corp.-Liberty Formula One, Class C*	4,561	410,535
Liberty Media Corp.-Liberty Live, Class A*	662	44,513
Liberty Media Corp.-Liberty Live, Class C*	1,568	106,843
Madison Square Garden Sports Corp.*	578	112,548
Playtika Holding Corp.	2,375	12,279
Roku, Inc.*	3,627	255,486
Take-Two Interactive Software, Inc.*	5,823	1,206,817
TKO Group Holdings, Inc., Class A	2,299	351,310
Walt Disney Co. (The)	61,354	6,055,640
Warner Bros Discovery, Inc.*	81,974	879,581

		10,766,454

Interactive Media & Services (0.1%)
IAC, Inc.*	2,512	115,401
Match Group, Inc.	8,679	270,785
TripAdvisor, Inc.*	3,450	48,887
Trump Media & Technology Group Corp.(x)*	941	18,387
ZoomInfo Technologies, Inc., Class A*	10,192	101,920

		555,380

Media (1.0%)
Charter Communications, Inc., Class A*	3,169	1,167,871
Comcast Corp., Class A	128,225	4,731,502
Fox Corp., Class A	7,468	422,689
Fox Corp., Class B	4,465	235,350
Interpublic Group of Cos., Inc. (The)	12,556	341,021
Liberty Broadband Corp., Class A*	421	35,785
Liberty Broadband Corp., Class C*	2,813	239,246
New York Times Co. (The), Class A	5,428	269,229
News Corp., Class A	12,850	349,777
News Corp., Class B	3,838	116,560
Nexstar Media Group, Inc., Class A	627	112,371
Omnicom Group, Inc.	6,537	541,983
Paramount Global, Class A	311	7,075
Paramount Global, Class B	19,981	238,973
Sirius XM Holdings, Inc.(x)	7,265	163,789

		8,973,221

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.	16,175	4,314,034

Total Communication Services		38,444,473

Consumer Discretionary (5.7%)
Automobile Components (0.1%)
Aptiv plc*	7,926	471,597
BorgWarner, Inc.	7,353	210,663
Gentex Corp.	7,810	181,973
Lear Corp.	1,824	160,913
QuantumScape Corp., Class A*	12,178	50,661

		1,075,807

Automobiles (0.4%)
Ford Motor Co.	132,616	1,330,138
General Motors Co.	36,938	1,737,194
Harley-Davidson, Inc.	3,998	100,950
Lucid Group, Inc.*	33,379	80,777
Rivian Automotive, Inc., Class A*	28,151	350,480
Thor Industries, Inc.	1,717	130,166

		3,729,705

Broadline Retail (0.2%)
Dillard’s, Inc., Class A(x)	104	37,246
eBay, Inc.	16,166	1,094,923
Etsy, Inc.*	1,311	61,853
Kohl’s Corp.(x)	3,729	30,503
Macy’s, Inc.	9,247	116,142
Nordstrom, Inc.	3,378	82,592
Ollie’s Bargain Outlet Holdings, Inc.*	2,058	239,469

		1,662,728

Distributors (0.1%)
Genuine Parts Co.	4,696	559,482
LKQ Corp.	8,756	372,480

		931,962

Diversified Consumer Services (0.1%)
ADT, Inc.	11,148	90,745
Bright Horizons Family Solutions, Inc.*	1,654	210,124
Grand Canyon Education, Inc.*	661	114,366
H&R Block, Inc.	3,772	207,121
Service Corp. International	4,747	380,709

		1,003,065

Hotels, Restaurants & Leisure (2.0%)
Aramark	8,842	305,226
Booking Holdings, Inc.	68	313,270
Boyd Gaming Corp.	2,140	140,876
Caesars Entertainment, Inc.*	7,130	178,250
Carnival Corp.*	34,656	676,832
Choice Hotels International, Inc.(x)	139	18,456
Darden Restaurants, Inc.	1,868	388,096
Domino’s Pizza, Inc.	764	351,020
DoorDash, Inc., Class A*	1,516	277,079
Dutch Bros, Inc., Class A*	2,232	137,804
Hilton Worldwide Holdings, Inc.	3,940	896,547
Hyatt Hotels Corp., Class A	1,184	145,040
Marriott International, Inc., Class A	7,749	1,845,812
Marriott Vacations Worldwide Corp.	1,175	75,482
McDonald’s Corp.	22,787	7,117,975
MGM Resorts International*	7,734	229,236
Penn Entertainment, Inc.*	5,087	82,969
Planet Fitness, Inc., Class A*	1,304	125,979
Royal Caribbean Cruises Ltd.	5,228	1,074,040
Starbucks Corp.	8,575	841,122
Travel + Leisure Co.	2,219	102,718
Vail Resorts, Inc.	202	32,324
Wendy’s Co. (The)	2,959	43,290
Wyndham Hotels & Resorts, Inc.	2,335	211,341
Wynn Resorts Ltd.	3,191	266,448
Yum! Brands, Inc.	5,862	922,444

		16,799,676

Household Durables (0.7%)
DR Horton, Inc.	9,855	1,252,866
Garmin Ltd.	5,230	1,135,590
Leggett & Platt, Inc.	4,490	35,516
Lennar Corp., Class A	7,943	911,698
Lennar Corp., Class B	374	40,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	1,771	$202,213
Newell Brands, Inc.	14,006	86,837
NVR, Inc.*	97	702,706
PulteGroup, Inc.	6,887	707,984
SharkNinja, Inc.*	1,792	149,471
Toll Brothers, Inc.	3,395	358,478
TopBuild Corp.*	935	285,128
Whirlpool Corp.	1,787	161,062

		6,030,341

Leisure Products (0.1%)
Brunswick Corp.	2,214	119,224
Hasbro, Inc.	592	36,402
Mattel, Inc.*	11,426	222,007
Polaris, Inc.(x)	1,739	71,195
YETI Holdings, Inc.*	2,019	66,829

		515,657

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	2,010	78,812
AutoNation, Inc.*	858	138,927
AutoZone, Inc.*	50	190,639
Bath & Body Works, Inc.	7,402	224,429
Best Buy Co., Inc.	7,279	535,807
CarMax, Inc.*	4,860	378,691
Carvana Co.*	2,375	496,565
Dick’s Sporting Goods, Inc.	1,718	346,280
Five Below, Inc.*	374	28,022
Floor & Decor Holdings, Inc., Class A*	2,251	181,138
GameStop Corp., Class A*	13,252	295,785
Gap, Inc. (The)	6,851	141,199
Home Depot, Inc. (The)	6,770	2,481,137
Lithia Motors, Inc., Class A	885	259,783
Lowe’s Cos., Inc.	19,345	4,511,834
O’Reilly Automotive, Inc.*	152	217,752
Penske Automotive Group, Inc.	623	89,700
RH*	404	94,702
Ross Stores, Inc.	8,454	1,080,337
TJX Cos., Inc. (The)	15,658	1,907,144
Ulta Beauty, Inc.*	213	78,073
Wayfair, Inc., Class A*	3,217	103,041
Williams-Sonoma, Inc.	1,724	272,564

		14,132,361

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	1,965	52,525
Birkenstock Holding plc*	1,326	60,797
Capri Holdings Ltd.*	3,871	76,375
Carter’s, Inc.	1,199	49,039
Columbia Sportswear Co.	1,106	83,713
Crocs, Inc.*	1,581	167,902
NIKE, Inc., Class B	15,256	968,451
PVH Corp.	1,873	121,071
Ralph Lauren Corp.	1,334	294,467
Skechers USA, Inc., Class A*	4,062	230,640
Tapestry, Inc.	7,847	552,507
Under Armour, Inc., Class A*	6,370	39,813
Under Armour, Inc., Class C*	6,438	38,306
VF Corp.	11,814	183,353

		2,918,959

Total Consumer Discretionary		48,800,261

Consumer Staples (8.1%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	233	55,650
Brown-Forman Corp., Class A	1,644	55,024
Brown-Forman Corp., Class B	5,818	197,463
Coca-Cola Co. (The)	56,007	4,011,221
Coca-Cola Consolidated, Inc.	204	275,400
Constellation Brands, Inc., Class A	5,382	987,705
Keurig Dr Pepper, Inc.	37,838	1,294,816
Molson Coors Beverage Co., Class B	5,770	351,220
Monster Beverage Corp.*	4,835	282,944
PepsiCo, Inc.	9,755	1,462,665

		8,974,108

Consumer Staples Distribution & Retail (2.4%)
Albertsons Cos., Inc., Class A	14,110	310,279
BJ’s Wholesale Club Holdings, Inc.*	4,454	508,201
Casey’s General Stores, Inc.	1,034	448,797
Dollar General Corp.	7,419	652,353
Dollar Tree, Inc.*	6,829	512,653
Grocery Outlet Holding Corp.*	3,203	44,778
Kroger Co. (The)	22,407	1,516,730
Maplebear, Inc.*	5,615	223,982
Performance Food Group Co.*	4,422	347,702
Sysco Corp.	6,291	472,077
Target Corp.	15,630	1,631,147
US Foods Holding Corp.*	7,735	506,333
Walgreens Boots Alliance, Inc.	24,176	270,046
Walmart, Inc.	146,645	12,873,964

		20,319,042

Food Products (1.4%)
Archer-Daniels-Midland Co.	16,104	773,153
Bunge Global SA	4,690	358,410
Campbell’s Co. (The)	6,483	258,801
Conagra Brands, Inc.	16,092	429,174
Darling Ingredients, Inc.*	5,353	167,228
Flowers Foods, Inc.	6,328	120,295
Freshpet, Inc.*	1,070	88,992
General Mills, Inc.	18,858	1,127,520
Hershey Co. (The)	4,235	724,312
Hormel Foods Corp.	9,791	302,934
Ingredion, Inc.	2,212	299,084
J M Smucker Co. (The)	3,485	412,659
Kellanova	8,853	730,284
Kraft Heinz Co. (The)	30,018	913,448
Lamb Weston Holdings, Inc.	3,258	173,651
McCormick & Co., Inc. (Non-Voting)	8,507	700,211
Mondelez International, Inc., Class A	45,242	3,069,670
Pilgrim’s Pride Corp.*	1,262	68,792
Post Holdings, Inc.*	1,606	186,874
Seaboard Corp.	9	24,274
Smithfield Foods, Inc.*	864	17,617
Tyson Foods, Inc., Class A	9,499	606,131

		11,553,514

Household Products (1.6%)
Church & Dwight Co., Inc.	8,239	907,031
Colgate-Palmolive Co.	12,354	1,157,570
Kimberly-Clark Corp.	6,690	951,452
Procter & Gamble Co. (The)	61,947	10,557,008
Reynolds Consumer Products, Inc.	1,836	43,807
Spectrum Brands Holdings, Inc.	916	65,540

		13,682,408

Personal Care Products (0.3%)
BellRing Brands, Inc.*	4,342	323,305
Coty, Inc., Class A*	12,878	70,443
Estee Lauder Cos., Inc. (The), Class A	4,975	328,350
Kenvue, Inc.	64,676	1,550,930

		2,273,028

Tobacco (1.4%)
Altria Group, Inc.	57,295	3,438,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	52,523	$8,336,976

		11,775,822

Total Consumer Staples		68,577,922

Energy (7.0%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	33,710	1,481,554
Halliburton Co.	29,773	755,341
NOV, Inc.	13,080	199,078
Schlumberger NV	47,685	1,993,233
TechnipFMC plc	14,295	453,008

		4,882,214

Oil, Gas & Consumable Fuels (6.4%)
Antero Midstream Corp.	7,073	127,314
Antero Resources Corp.*	9,795	396,110
APA Corp.	12,218	256,822
Cheniere Energy, Inc.	3,689	853,635
Chevron Corp.	55,386	9,265,524
Chord Energy Corp.	2,075	233,894
Civitas Resources, Inc.	2,404	83,875
ConocoPhillips	43,721	4,591,579
Coterra Energy, Inc.	24,652	712,443
Devon Energy Corp.	21,036	786,746
Diamondback Energy, Inc.	6,370	1,018,436
DT Midstream, Inc.	3,279	316,358
EOG Resources, Inc.	19,213	2,463,875
EQT Corp.	18,668	997,431
Expand Energy Corp.	7,790	867,183
Exxon Mobil Corp.	148,787	17,695,238
Hess Corp.	3,331	532,061
HF Sinclair Corp.	5,220	171,634
Kinder Morgan, Inc.	65,474	1,867,973
Marathon Petroleum Corp.	11,301	1,646,443
Matador Resources Co.	3,667	187,347
New Fortress Energy, Inc.	1,270	10,554
Occidental Petroleum Corp.	22,993	1,134,934
ONEOK, Inc.	19,708	1,955,428
Ovintiv, Inc.	8,892	380,578
Permian Resources Corp.	17,390	240,851
Phillips 66	13,942	1,721,558
Range Resources Corp.	8,005	319,640
Valero Energy Corp.	10,661	1,407,998
Viper Energy, Inc., Class A	3,047	137,572
Williams Cos., Inc. (The)	41,104	2,456,375

		54,837,409

Total Energy		59,719,623

Financials (23.1%)
Banks (7.2%)
Bank of America Corp.	224,985	9,388,624
Bank OZK	3,588	155,899
BOK Financial Corp.	766	79,779
Citigroup, Inc.	63,942	4,539,243
Citizens Financial Group, Inc.	15,091	618,278
Columbia Banking System, Inc.	7,040	175,578
Comerica, Inc.	4,476	264,353
Commerce Bancshares, Inc.	4,164	259,126
Cullen/Frost Bankers, Inc.	1,986	248,647
East West Bancorp, Inc.	4,658	418,102
Fifth Third Bancorp	22,816	894,387
First Citizens BancShares, Inc., Class A	405	750,919
First Hawaiian, Inc.	4,301	105,116
First Horizon Corp.	17,991	349,385
FNB Corp.	12,010	161,534
Huntington Bancshares, Inc.	48,756	731,828
JPMorgan Chase & Co.	94,925	23,285,102
KeyCorp	31,252	499,719
M&T Bank Corp.	5,612	1,003,145
Pinnacle Financial Partners, Inc.	2,559	271,356
PNC Financial Services Group, Inc. (The)	13,414	2,357,779
Popular, Inc.	2,160	199,519
Prosperity Bancshares, Inc.	3,029	216,180
Regions Financial Corp.	31,026	674,195
Synovus Financial Corp.	4,851	226,736
TFS Financial Corp.	1,706	21,137
Truist Financial Corp.	45,086	1,855,289
US Bancorp	52,671	2,223,770
Webster Financial Corp.	5,763	297,083
Wells Fargo & Co.	112,570	8,081,400
Western Alliance Bancorp	3,625	278,509
Wintrust Financial Corp.	2,191	246,400
Zions Bancorp NA	4,883	243,466

		61,121,583

Capital Markets (5.2%)
Affiliated Managers Group, Inc.	991	166,518
Ameriprise Financial, Inc.	289	139,908
Bank of New York Mellon Corp. (The)	24,960	2,093,395
BlackRock, Inc.	4,988	4,721,042
Carlyle Group, Inc. (The)	7,393	322,261
Cboe Global Markets, Inc.	3,562	806,045
Charles Schwab Corp. (The)	50,379	3,943,668
CME Group, Inc.	12,144	3,221,682
Coinbase Global, Inc., Class A*	1,095	188,592
Evercore, Inc., Class A	1,211	241,861
FactSet Research Systems, Inc.	830	377,351
Franklin Resources, Inc.	9,622	185,224
Goldman Sachs Group, Inc. (The)	7,579	4,140,332
Houlihan Lokey, Inc., Class A	1,607	259,530
Interactive Brokers Group, Inc., Class A	3,564	590,163
Intercontinental Exchange, Inc.	19,196	3,311,310
Invesco Ltd.	12,337	187,152
Janus Henderson Group plc	4,303	155,553
Jefferies Financial Group, Inc.	4,232	226,708
KKR & Co., Inc.	16,199	1,872,766
Lazard, Inc.	237	10,262
MarketAxess Holdings, Inc.	1,247	269,788
Morgan Stanley	36,907	4,305,940
MSCI, Inc.	1,081	611,306
Nasdaq, Inc.	13,911	1,055,288
Northern Trust Corp.	6,617	652,767
Raymond James Financial, Inc.	6,210	862,631
Robinhood Markets, Inc., Class A*	22,690	944,358
S&P Global, Inc.	10,573	5,372,141
SEI Investments Co.	3,374	261,924
State Street Corp.	9,888	885,273
Stifel Financial Corp.	3,352	315,960
T. Rowe Price Group, Inc.	7,407	680,481
TPG, Inc., Class A	2,133	101,168
Tradeweb Markets, Inc., Class A	2,371	351,999
Virtu Financial, Inc., Class A	2,702	103,000
XP, Inc., Class A	12,385	170,294

		44,105,641

Consumer Finance (1.0%)
Ally Financial, Inc.	8,007	292,015
American Express Co.	11,849	3,187,974
Capital One Financial Corp.	12,789	2,293,068
Credit Acceptance Corp.*	44	22,719
Discover Financial Services	8,445	1,441,562
OneMain Holdings, Inc.	3,811	186,282
SLM Corp.	7,119	209,085
SoFi Technologies, Inc.*	30,061	349,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	13,130	$695,102

		8,677,416

Financial Services (5.2%)
Affirm Holdings, Inc., Class A*	8,753	395,548
Apollo Global Management, Inc.	4,441	608,151
Berkshire Hathaway, Inc., Class B*	61,845	32,937,410
Block, Inc., Class A*	10,844	589,154
Corebridge Financial, Inc.	9,981	315,100
Euronet Worldwide, Inc.*	1,429	152,689
Fidelity National Information Services, Inc.	18,445	1,377,473
Fiserv, Inc.*	13,048	2,881,390
Global Payments, Inc.	8,596	841,720
Jack Henry & Associates, Inc.	2,449	447,187
MGIC Investment Corp.	8,686	215,239
PayPal Holdings, Inc.*	33,875	2,210,344
Rocket Cos., Inc., Class A	4,673	56,403
UWM Holdings Corp., Class A	997	5,444
Voya Financial, Inc.	3,320	224,963
Western Union Co. (The)	9,407	99,526
WEX, Inc.*	1,214	190,622

		43,548,363

Insurance (4.4%)
Aflac, Inc.	18,846	2,095,487
Allstate Corp. (The)	7,488	1,550,540
American Financial Group, Inc.	2,423	318,237
American International Group, Inc.	21,942	1,907,637
Aon plc, Class A	6,632	2,646,765
Arch Capital Group Ltd.	12,183	1,171,761
Arthur J Gallagher & Co.	7,730	2,668,705
Assurant, Inc.	1,756	368,321
Assured Guaranty Ltd.	1,697	149,506
Axis Capital Holdings Ltd.	2,590	259,622
Brighthouse Financial, Inc.*	2,027	117,546
Brown & Brown, Inc.	4,517	561,915
Chubb Ltd.	13,669	4,127,901
Cincinnati Financial Corp.	5,170	763,712
CNA Financial Corp.	741	37,635
Everest Group Ltd.	1,216	441,809
Fidelity National Financial, Inc.	8,763	570,296
First American Financial Corp.	3,374	221,436
Globe Life, Inc.	2,998	394,897
Hanover Insurance Group, Inc. (The)	1,205	209,610
Hartford Insurance Group, Inc. (The)	9,776	1,209,584
Kemper Corp.	2,045	136,708
Lincoln National Corp.	5,744	206,267
Loews Corp.	6,047	555,780
Markel Group, Inc.*	327	611,362
Marsh & McLennan Cos., Inc.	14,375	3,507,931
MetLife, Inc.	19,873	1,595,603
Old Republic International Corp.	7,981	313,015
Primerica, Inc.	1,137	323,511
Principal Financial Group, Inc.	7,663	646,527
Progressive Corp. (The)	3,101	877,614
Prudential Financial, Inc.	12,140	1,355,795
Reinsurance Group of America, Inc.	2,218	436,724
RenaissanceRe Holdings Ltd.	1,732	415,680
RLI Corp.	2,627	211,027
Travelers Cos., Inc. (The)	7,717	2,040,838
Unum Group	6,131	499,431
W.R. Berkley Corp.	9,923	706,121
White Mountains Insurance Group Ltd.	84	161,768
Willis Towers Watson plc	3,401	1,149,368

		37,543,992

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	27,469	263,153
Annaly Capital Management, Inc. (REIT)	18,926	384,387
Rithm Capital Corp. (REIT)	17,508	200,467
Starwood Property Trust, Inc. (REIT)	10,565	208,870

		1,056,877

Total Financials		196,053,872

Health Care (14.7%)
Biotechnology (2.4%)
AbbVie, Inc.	34,001	7,123,890
Alnylam Pharmaceuticals, Inc.*	487	131,500
Amgen, Inc.	4,004	1,247,446
Biogen, Inc.*	4,920	673,253
BioMarin Pharmaceutical, Inc.*	6,376	450,719
Exact Sciences Corp.*	3,727	161,342
Exelixis, Inc.*	1,573	58,075
Gilead Sciences, Inc.	42,166	4,724,700
GRAIL, Inc.*	897	22,909
Incyte Corp.*	5,053	305,959
Ionis Pharmaceuticals, Inc.*	370	11,163
Moderna, Inc.*	10,914	309,412
Regeneron Pharmaceuticals, Inc.	3,234	2,051,100
Roivant Sciences Ltd.*	14,364	144,933
United Therapeutics Corp.*	1,475	454,698
Vertex Pharmaceuticals, Inc.*	4,368	2,117,694

		19,988,793

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	58,441	7,752,199
Align Technology, Inc.*	1,048	166,485
Baxter International, Inc.	17,197	588,653
Becton Dickinson & Co.	9,766	2,237,000
Boston Scientific Corp.*	49,624	5,006,069
Cooper Cos., Inc. (The)*	6,591	555,951
Dentsply Sirona, Inc.	6,823	101,936
Edwards Lifesciences Corp.*	16,334	1,183,888
Enovis Corp.*	1,870	71,453
Envista Holdings Corp.*	5,802	100,143
GE HealthCare Technologies, Inc.	13,913	1,122,918
Globus Medical, Inc., Class A*	3,780	276,696
Hologic, Inc.*	7,722	476,988
Masimo Corp.*	703	117,120
Medtronic plc	43,370	3,897,228
QuidelOrtho Corp.*	2,099	73,402
ResMed, Inc.	3,570	799,144
Solventum Corp.*	4,681	355,943
STERIS plc	3,328	754,291
Stryker Corp.	8,595	3,199,489
Teleflex, Inc.	1,568	216,682
Zimmer Biomet Holdings, Inc.	6,690	757,174

		29,810,852

Health Care Providers & Services (3.9%)
Acadia Healthcare Co., Inc.*	3,072	93,143
Amedisys, Inc.*	1,082	100,226
Cardinal Health, Inc.	3,340	460,152
Centene Corp.*	17,045	1,034,802
Chemed Corp.	450	276,894
Cigna Group (The)	8,394	2,761,626
CVS Health Corp.	42,615	2,887,166
Elevance Health, Inc.	6,599	2,870,301
Encompass Health Corp.	3,342	338,478
HCA Healthcare, Inc.	4,721	1,631,342
Henry Schein, Inc.*	4,254	291,356
Humana, Inc.	4,072	1,077,451
Labcorp Holdings, Inc.	2,838	660,516
McKesson Corp.	2,493	1,677,764
Molina Healthcare, Inc.*	706	232,549
Premier, Inc., Class A(x)	3,260	62,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	3,748	$634,162
Tenet Healthcare Corp.*	3,211	431,879
UnitedHealth Group, Inc.	28,960	15,167,800
Universal Health Services, Inc., Class B	1,934	363,399

		33,053,859

Health Care Technology (0.0%)†
Certara, Inc.*	4,061	40,204
Doximity, Inc., Class A*	3,831	222,313

		262,517

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A*	1,174	10,249
Agilent Technologies, Inc.	9,699	1,134,589
Avantor, Inc.*	22,903	371,258
Azenta, Inc.*	1,623	56,221
Bio-Rad Laboratories, Inc., Class A*	638	155,391
Bio-Techne Corp.	5,245	307,514
Bruker Corp.	1,349	56,307
Charles River Laboratories International, Inc.*	1,725	259,647
Danaher Corp.	21,809	4,470,845
Fortrea Holdings, Inc.*	2,715	20,498
Illumina, Inc.*	5,380	426,849
IQVIA Holdings, Inc.*	5,399	951,844
Mettler-Toledo International, Inc.*	713	841,989
QIAGEN NV*	7,335	294,500
Repligen Corp.*	1,612	205,111
Revvity, Inc.	4,154	439,493
Sotera Health Co.*	5,086	59,303
Thermo Fisher Scientific, Inc.	12,903	6,420,533
Waters Corp.*	776	286,010
West Pharmaceutical Services, Inc.	963	215,597

		16,983,748

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	68,529	4,179,584
Elanco Animal Health, Inc.*	16,622	174,531
Jazz Pharmaceuticals plc*	2,035	252,645
Johnson & Johnson	81,506	13,516,955
Organon & Co.	8,687	129,349
Perrigo Co. plc	4,576	128,311
Pfizer, Inc.	191,558	4,854,080
Royalty Pharma plc, Class A	13,215	411,383
Viatris, Inc.	40,078	349,079
Zoetis, Inc.	2,704	445,214

		24,441,131

Total Health Care		124,540,900

Industrials (13.9%)
Aerospace & Defense (3.4%)
Boeing Co. (The)*	19,982	3,407,930
BWX Technologies, Inc.	2,450	241,692
Curtiss-Wright Corp.	1,288	408,644
GE Aerospace	28,547	5,713,682
General Dynamics Corp.	9,224	2,514,278
Hexcel Corp.	2,748	150,480
Howmet Aerospace, Inc.	12,850	1,667,031
Huntington Ingalls Industries, Inc.	1,317	268,721
L3Harris Technologies, Inc.	6,396	1,338,747
Loar Holdings, Inc.(x)*	93	6,570
Lockheed Martin Corp.	4,845	2,164,310
Northrop Grumman Corp.	4,660	2,385,967
RTX Corp.	44,926	5,950,898
Spirit AeroSystems Holdings, Inc., Class A*	3,426	118,060
Standardaero, Inc.*	1,587	42,278
Textron, Inc.	6,311	455,970
TransDigm Group, Inc.	1,467	2,029,286
Woodward, Inc.	1,988	362,790

		29,227,334

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,921	401,510
Expeditors International of Washington, Inc.	3,990	479,797
FedEx Corp.	7,647	1,864,186
GXO Logistics, Inc.*	3,963	154,874
United Parcel Service, Inc., Class B	24,628	2,708,834

		5,609,201

Building Products (1.0%)
A.O. Smith Corp.	4,002	261,571
Advanced Drainage Systems, Inc.	1,470	159,715
Allegion plc	2,953	385,248
Armstrong World Industries, Inc.	973	137,076
AZEK Co., Inc. (The), Class A*	1,444	70,597
Builders FirstSource, Inc.*	3,517	439,414
Carlisle Cos., Inc.	1,318	448,779
Carrier Global Corp.	28,337	1,796,566
Fortune Brands Innovations, Inc.	4,158	253,139
Hayward Holdings, Inc.*	4,814	67,011
Johnson Controls International plc	22,544	1,806,000
Masco Corp.	7,279	506,181
Owens Corning	2,913	416,035
Simpson Manufacturing Co., Inc.	1,296	203,576
Trane Technologies plc	5,040	1,698,077

		8,648,985

Commercial Services & Supplies (0.4%)
Cintas Corp.	596	122,496
Clean Harbors, Inc.*	1,719	338,815
Copart, Inc.*	2,003	113,350
MSA Safety, Inc.	1,250	183,362
RB Global, Inc.	6,183	620,155
Republic Services, Inc.	6,932	1,678,653
Tetra Tech, Inc.	7,063	206,593
Veralto Corp.	4,587	447,003
Vestis Corp.	4,439	43,946

		3,754,373

Construction & Engineering (0.3%)
AECOM	4,517	418,862
API Group Corp.*	7,679	274,601
EMCOR Group, Inc.	930	343,756
Everus Construction Group, Inc.*	1,714	63,572
MasTec, Inc.*	2,116	246,958
Quanta Services, Inc.	3,404	865,229
Valmont Industries, Inc.	672	191,769
WillScot Holdings Corp.	4,268	118,650

		2,523,397

Electrical Equipment (1.5%)
Acuity, Inc.	1,040	273,884
AMETEK, Inc.	7,797	1,342,176
Eaton Corp. plc	13,333	3,624,309
Emerson Electric Co.	19,303	2,116,381
GE Vernova, Inc.	9,204	2,809,797
Generac Holdings, Inc.*	1,014	128,423
Hubbell, Inc., Class B	1,808	598,285
nVent Electric plc	5,578	292,399
Regal Rexnord Corp.	2,241	255,138
Rockwell Automation, Inc.	3,515	908,206
Sensata Technologies Holding plc	5,045	122,442

		12,471,440

Ground Transportation (0.9%)
Avis Budget Group, Inc.(x)*	352	26,717
CSX Corp.	65,110	1,916,187
JB Hunt Transport Services, Inc.	2,737	404,939
Knight-Swift Transportation Holdings, Inc., Class A	5,283	229,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	1,187	$178,287
Lyft, Inc., Class A*	3,858	45,795
Norfolk Southern Corp.	7,634	1,808,113
Ryder System, Inc.	1,404	201,909
Saia, Inc.*	372	129,988
Schneider National, Inc., Class B	1,566	35,783
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	148	9,673
U-Haul Holding Co. (New York Stock Exchange)	1,920	113,626
Union Pacific Corp.	10,739	2,536,981

		7,637,756

Industrial Conglomerates (0.7%)
3M Co.	14,954	2,196,144
Honeywell International, Inc.	18,604	3,939,397

		6,135,541

Machinery (3.4%)
AGCO Corp.	2,101	194,490
Allison Transmission Holdings, Inc.	2,918	279,165
Caterpillar, Inc.	14,174	4,674,585
CNH Industrial NV	29,477	361,978
Crane Co.	1,651	252,900
Cummins, Inc.	4,614	1,446,212
Deere & Co.	8,520	3,998,862
Donaldson Co., Inc.	4,054	271,861
Dover Corp.	4,631	813,574
Esab Corp.	1,909	222,399
Flowserve Corp.	4,434	216,557
Fortive Corp.	11,712	857,084
Gates Industrial Corp. plc*	7,990	147,096
Graco, Inc.	5,648	471,664
IDEX Corp.	2,558	462,921
Illinois Tool Works, Inc.	6,180	1,532,702
Ingersoll Rand, Inc.	13,630	1,090,809
ITT, Inc.	2,782	359,323
Lincoln Electric Holdings, Inc.	1,344	254,231
Middleby Corp. (The)*	1,798	273,260
Nordson Corp.	1,916	386,496
Oshkosh Corp.	2,202	207,164
Otis Worldwide Corp.	13,480	1,391,136
PACCAR, Inc.	17,373	1,691,609
Parker-Hannifin Corp.	4,321	2,626,520
Pentair plc	5,575	487,701
RBC Bearings, Inc.*	960	308,899
Snap-on, Inc.	1,747	588,756
Stanley Black & Decker, Inc.	5,190	399,007
Timken Co. (The)	2,182	156,820
Toro Co. (The)	3,465	252,079
Westinghouse Air Brake Technologies Corp.	5,757	1,044,032
Xylem, Inc.	8,161	974,913

		28,696,805

Marine Transportation (0.0%)†
Kirby Corp.*	1,959	197,879

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,237	208,545
American Airlines Group, Inc.*	20,510	216,380
Delta Air Lines, Inc.	21,755	948,518
Southwest Airlines Co.	20,175	677,477
United Airlines Holdings, Inc.*	11,055	763,348

		2,814,268

Professional Services (0.8%)
Amentum Holdings, Inc.*	4,385	79,807
Automatic Data Processing, Inc.	1,000	305,530
Broadridge Financial Solutions, Inc.	344	83,406
CACI International, Inc., Class A*	745	273,355
Clarivate plc*	13,782	54,163
Concentrix Corp.	1,587	88,301
Dayforce, Inc.*	4,547	265,227
Dun & Bradstreet Holdings, Inc.	10,211	91,286
Equifax, Inc.	3,315	807,401
FTI Consulting, Inc.*	1,187	194,763
Genpact Ltd.	5,860	295,227
Jacobs Solutions, Inc.	4,163	503,265
KBR, Inc.	4,107	204,570
Leidos Holdings, Inc.	4,493	606,286
ManpowerGroup, Inc.	1,591	92,087
Parsons Corp.*	1,545	91,480
Paychex, Inc.	6,962	1,074,097
Paycom Software, Inc.	636	138,953
Paycor HCM, Inc.*	2,494	55,965
Robert Half, Inc.	3,416	186,343
Science Applications International Corp.	1,666	187,042
SS&C Technologies Holdings, Inc.	7,257	606,177
TransUnion	6,179	512,795

		6,797,526

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	3,521	170,100
Core & Main, Inc., Class A*	2,222	107,345
Fastenal Co.	3,035	235,364
Ferguson Enterprises, Inc.	6,375	1,021,466
MSC Industrial Direct Co., Inc., Class A	1,549	120,311
SiteOne Landscape Supply, Inc.*	950	115,368
United Rentals, Inc.	1,676	1,050,349
W.W. Grainger, Inc.	193	190,651
Watsco, Inc.	1,168	593,695
WESCO International, Inc.	1,420	220,526

		3,825,175

Total Industrials		118,339,680

Information Technology (8.6%)
Communications Equipment (1.3%)
Ciena Corp.*	4,860	293,690
Cisco Systems, Inc.	134,858	8,322,087
F5, Inc.*	1,972	525,084
Juniper Networks, Inc.	10,997	397,981
Lumentum Holdings, Inc.*	2,294	143,008
Motorola Solutions, Inc.	2,917	1,277,092
Ubiquiti, Inc.	78	24,191

		10,983,133

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	16,639	1,091,352
Arrow Electronics, Inc.*	1,771	183,883
Avnet, Inc.	2,931	140,952
CDW Corp.	2,255	361,386
Cognex Corp.	5,490	163,767
Coherent Corp.*	4,210	273,397
Corning, Inc.	25,885	1,185,015
Crane NXT Co.	1,655	85,067
Ingram Micro Holding Corp.	449	7,965
IPG Photonics Corp.*	911	57,521
Jabil, Inc.	3,425	466,040
Keysight Technologies, Inc.*	5,885	881,396
Littelfuse, Inc.	824	162,114
TD SYNNEX Corp.	2,545	264,578
Teledyne Technologies, Inc.*	1,563	777,921
Trimble, Inc.*	8,224	539,906
Vontier Corp.	5,064	166,352
Zebra Technologies Corp., Class A*	1,358	383,717

		7,192,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (2.2%)
Accenture plc, Class A	21,200	$6,615,248
Akamai Technologies, Inc.*	5,028	404,754
Amdocs Ltd.	3,791	346,877
Cognizant Technology Solutions Corp., Class A	16,810	1,285,965
DXC Technology Co.*	6,039	102,965
EPAM Systems, Inc.*	1,728	291,756
Globant SA*	352	41,437
International Business Machines Corp.	30,995	7,707,217
Kyndryl Holdings, Inc.*	7,676	241,026
Okta, Inc.*	3,023	318,080
Twilio, Inc., Class A*	4,143	405,641
VeriSign, Inc.*	2,628	667,170

		18,428,136

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	18,492	1,899,868
Allegro MicroSystems, Inc.*	4,150	104,290
Amkor Technology, Inc.	3,807	68,754
Analog Devices, Inc.	16,741	3,376,158
Applied Materials, Inc.	2,277	330,438
Astera Labs, Inc.*	3,469	206,995
Cirrus Logic, Inc.*	1,815	180,874
First Solar, Inc.*	3,601	455,275
GLOBALFOUNDRIES, Inc.*	3,320	122,541
Intel Corp.	143,977	3,269,718
Lattice Semiconductor Corp.*	616	32,309
MACOM Technology Solutions Holdings, Inc.*	1,884	189,116
Marvell Technology, Inc.	26,630	1,639,609
Microchip Technology, Inc.	17,909	866,975
Micron Technology, Inc.	37,244	3,236,131
MKS Instruments, Inc.	2,124	170,239
ON Semiconductor Corp.*	14,349	583,861
Onto Innovation, Inc.*	1,229	149,127
Qorvo, Inc.*	3,196	231,422
QUALCOMM, Inc.	2,339	359,294
Skyworks Solutions, Inc.	5,424	350,553
Teradyne, Inc.	469	38,739
Texas Instruments, Inc.	27,032	4,857,650
Universal Display Corp.	781	108,934
Wolfspeed, Inc.(x)*	4,203	12,861

		22,841,731

Software (1.2%)
ANSYS, Inc.*	2,946	932,586
BILL Holdings, Inc.*	2,556	117,295
CCC Intelligent Solutions Holdings, Inc.*	15,267	137,861
Dolby Laboratories, Inc., Class A	1,973	158,452
DoubleVerify Holdings, Inc.*	2,133	28,518
Dropbox, Inc., Class A*	5,553	148,321
Fair Isaac Corp.*	123	226,832
Fortinet, Inc.*	3,922	377,532
Gen Digital, Inc.	18,357	487,195
Guidewire Software, Inc.*	1,506	282,164
Informatica, Inc., Class A*	2,726	47,569
MicroStrategy, Inc., Class A*	7,324	2,111,289
nCino, Inc.*	1,073	29,475
Nutanix, Inc., Class A*	6,050	422,350
PTC, Inc.*	1,571	243,426
Roper Technologies, Inc.	3,607	2,126,615
Salesforce, Inc.	4,746	1,273,636
SentinelOne, Inc., Class A*	7,904	143,695
Tyler Technologies, Inc.*	215	124,999
UiPath, Inc., Class A*	2,031	20,919
Unity Software, Inc.*	5,671	111,095
Zoom Communications, Inc., Class A*	8,905	656,922

		10,208,746

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	7,730	704,590
Hewlett Packard Enterprise Co.	43,820	676,143
HP, Inc.	24,660	682,835
NetApp, Inc.	3,841	337,394
Pure Storage, Inc., Class A*	1,327	58,746
Sandisk Corp.*	3,889	185,155
Western Digital Corp.*	11,668	471,737

		3,116,600

Total Information Technology		72,770,675

Materials (4.2%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	7,498	2,211,310
Albemarle Corp.(x)	3,961	285,271
Ashland, Inc.	1,644	97,473
Axalta Coating Systems Ltd.*	7,350	243,800
Celanese Corp.	2,744	155,777
CF Industries Holdings, Inc.	5,860	457,959
Chemours Co. (The)	4,661	63,063
Corteva, Inc.	23,625	1,486,721
Dow, Inc.	23,770	830,049
DuPont de Nemours, Inc.	14,124	1,054,780
Eastman Chemical Co.	3,949	347,946
Ecolab, Inc.	1,113	282,168
Element Solutions, Inc.	7,556	170,841
FMC Corp.	4,204	177,367
Huntsman Corp.	5,517	87,114
International Flavors & Fragrances, Inc.	8,635	670,162
Linde plc	16,233	7,558,734
LyondellBasell Industries NV, Class A	8,791	618,886
Mosaic Co. (The)	10,803	291,789
NewMarket Corp.	227	128,584
Olin Corp.	3,960	95,991
PPG Industries, Inc.	7,808	853,805
RPM International, Inc.	3,322	384,289
Scotts Miracle-Gro Co. (The)	1,434	78,712
Sherwin-Williams Co. (The)	705	246,179
Westlake Corp.	1,132	113,234

		18,992,004

Construction Materials (0.5%)
CRH plc	23,206	2,041,432
Eagle Materials, Inc.	273	60,587
Martin Marietta Materials, Inc.	1,954	934,266
Vulcan Materials Co.	3,316	773,623

		3,809,908

Containers & Packaging (0.6%)
Amcor plc	48,568	471,110
AptarGroup, Inc.	2,229	330,739
Avery Dennison Corp.	1,685	299,879
Ball Corp.	9,967	518,982
Berry Global Group, Inc.	3,867	269,955
Crown Holdings, Inc.	3,948	352,398
Graphic Packaging Holding Co.	10,028	260,327
International Paper Co.	17,676	943,015
Packaging Corp. of America	2,994	592,872
Sealed Air Corp.	4,647	134,298
Silgan Holdings, Inc.	2,798	143,034
Smurfit WestRock plc	17,457	786,612
Sonoco Products Co.	3,307	156,223

		5,259,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.9%)
Alcoa Corp.	8,331	$254,095
ATI, Inc.*	4,166	216,757
Cleveland-Cliffs, Inc.(x)*	10,950	90,009
Freeport-McMoRan, Inc.	48,345	1,830,342
MP Materials Corp.*	4,422	107,941
Newmont Corp.	38,495	1,858,538
Nucor Corp.	8,006	963,442
Reliance, Inc.	1,817	524,659
Royal Gold, Inc.	2,217	362,502
Steel Dynamics, Inc.	4,903	613,267
United States Steel Corp.(x)	7,523	317,922

		7,139,474

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	638	58,683

Total Materials		35,259,513

Real Estate (4.7%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	7,317	461,776

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,849	541,091
Healthcare Realty Trust, Inc. (REIT), Class A	11,924	201,516
Healthpeak Properties, Inc. (REIT)	23,591	477,010
Medical Properties Trust, Inc. (REIT)(x)	20,042	120,853
Omega Healthcare Investors, Inc. (REIT)	9,107	346,794
Ventas, Inc. (REIT)	14,135	971,923
Welltower, Inc. (REIT)	20,819	3,189,679

		5,848,866

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	23,535	334,433
Park Hotels & Resorts, Inc. (REIT)	6,874	73,414

		407,847

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	9,594	205,887
EastGroup Properties, Inc. (REIT)	1,659	292,233
First Industrial Realty Trust, Inc. (REIT)	4,459	240,608
Lineage, Inc. (REIT)	2,081	122,009
Prologis, Inc. (REIT)	31,218	3,489,860
Rexford Industrial Realty, Inc. (REIT)	7,434	291,041
STAG Industrial, Inc. (REIT)	6,110	220,693

		4,862,331

Office REITs (0.1%)
BXP, Inc. (REIT)	5,303	356,309
Cousins Properties, Inc. (REIT)	5,434	160,303
Highwoods Properties, Inc. (REIT)	3,521	104,362
Kilroy Realty Corp. (REIT)	3,946	129,271
Vornado Realty Trust (REIT)	5,917	218,870

		969,115

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	10,331	1,351,088
CoStar Group, Inc.*	13,707	1,086,006
Howard Hughes Holdings, Inc.*	1,046	77,488
Jones Lang LaSalle, Inc.*	1,101	272,949
Seaport Entertainment Group, Inc.(x)*	262	5,625
Zillow Group, Inc., Class A*	1,561	104,368
Zillow Group, Inc., Class C*	5,239	359,186

		3,256,710

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	11,400	431,034
AvalonBay Communities, Inc. (REIT)	4,791	1,028,244
Camden Property Trust (REIT)	3,494	427,316
Equity LifeStyle Properties, Inc. (REIT)	6,374	425,146
Equity Residential (REIT)	12,756	913,075
Essex Property Trust, Inc. (REIT)	2,156	660,965
Invitation Homes, Inc. (REIT)	20,666	720,210
Mid-America Apartment Communities, Inc. (REIT)	3,921	657,081
Sun Communities, Inc. (REIT)	4,165	535,786
UDR, Inc. (REIT)	11,085	500,709

		6,299,566

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,608	278,502
Brixmor Property Group, Inc. (REIT)	10,117	268,606
Federal Realty Investment Trust (REIT)	2,850	278,787
Kimco Realty Corp. (REIT)	22,244	472,463
NNN REIT, Inc. (REIT)	6,299	268,652
Realty Income Corp. (REIT)	29,437	1,707,640
Regency Centers Corp. (REIT)	6,097	449,715
Simon Property Group, Inc. (REIT)	8,129	1,350,064

		5,074,429

Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	14,683	1,530,409
CubeSmart (REIT)	7,555	322,674
Digital Realty Trust, Inc. (REIT)	11,192	1,603,702
EPR Properties (REIT)	2,523	132,735
Equinix, Inc. (REIT)	3,080	2,511,278
Extra Space Storage, Inc. (REIT)	7,063	1,048,785
Gaming and Leisure Properties, Inc. (REIT)	8,795	447,666
Iron Mountain, Inc. (REIT)	4,218	362,917
Lamar Advertising Co. (REIT), Class A	2,199	250,202
Millrose Properties, Inc. (REIT)*	4,158	110,229
National Storage Affiliates Trust (REIT)	2,360	92,984
Public Storage (REIT)	4,529	1,355,484
Rayonier, Inc. (REIT)	5,205	145,115
SBA Communications Corp. (REIT)	3,624	797,316
VICI Properties, Inc. (REIT), Class A	35,207	1,148,452
Weyerhaeuser Co. (REIT)	24,617	720,786

		12,580,734

Total Real Estate		39,761,374

Utilities (4.8%)
Electric Utilities (3.1%)
Alliant Energy Corp.	8,652	556,756
American Electric Power Co., Inc.	17,813	1,946,427
Constellation Energy Corp.	8,946	1,803,782
Duke Energy Corp.	26,067	3,179,392
Edison International	12,847	756,945
Entergy Corp.	14,399	1,230,971
Evergy, Inc.	7,520	518,504
Eversource Energy	12,086	750,661
Exelon Corp.	33,793	1,557,181
FirstEnergy Corp.	19,443	785,886
IDACORP, Inc.	1,794	208,499
NextEra Energy, Inc.	69,472	4,924,870
NRG Energy, Inc.	4,102	391,577
OGE Energy Corp.	6,749	310,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	72,198	$1,240,362
Pinnacle West Capital Corp.	3,834	365,188
PPL Corp.	24,941	900,620
Southern Co. (The)	36,996	3,401,782
Xcel Energy, Inc.	19,413	1,374,246

		26,203,833

Gas Utilities (0.2%)
Atmos Energy Corp.	5,228	808,144
MDU Resources Group, Inc.	6,858	115,969
National Fuel Gas Co.	3,076	243,589
UGI Corp.	7,258	240,022

		1,407,724

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	23,946	297,410
Brookfield Renewable Corp.	4,562	127,371
Clearway Energy, Inc., Class A	1,170	33,298
Clearway Energy, Inc., Class C	2,767	83,757

		541,836

Multi-Utilities (1.3%)
Ameren Corp.	8,985	902,094
CenterPoint Energy, Inc.	21,794	789,597
CMS Energy Corp.	10,051	754,931
Consolidated Edison, Inc.	11,696	1,293,461
Dominion Energy, Inc.	28,305	1,587,061
DTE Energy Co.	6,982	965,401
NiSource, Inc.	15,773	632,339
Public Service Enterprise Group, Inc.	16,842	1,386,097
Sempra	21,398	1,526,961
WEC Energy Group, Inc.	10,681	1,164,015

		11,001,957

Water Utilities (0.1%)
American Water Works Co., Inc.	6,587	971,714
Essential Utilities, Inc.	8,502	336,084

		1,307,798

Total Utilities		40,463,148

Total Common Stocks (99.3%) (Cost $530,314,792)		842,731,441

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $1,126)	2,145	804

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	712,973	712,973

Total Investment Companies		912,973

Total Short-Term Investments (0.1%) (Cost $912,973)		912,973

Total Investments in Securities (99.4%) (Cost $531,228,891)		843,645,218
Other Assets Less Liabilities (0.6%)		5,281,594

Net Assets (100%)		$848,926,812

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $1,326,397. This was collateralized by $466,070 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 6/30/25 – 11/15/54 and by cash of $912,973 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	10	6/2025	USD	2,826,625	124
S&P Midcap 400 E-Mini Index	10	6/2025	USD	2,938,600	46,549

					46,673

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,444,473	$—	$—	$38,444,473
Consumer Discretionary	48,800,261	—	—	48,800,261
Consumer Staples	68,577,922	—	—	68,577,922
Energy	59,719,623	—	—	59,719,623
Financials	196,053,872	—	—	196,053,872
Health Care	124,540,900	—	—	124,540,900
Industrials	118,339,680	—	—	118,339,680
Information Technology	72,770,675	—	—	72,770,675
Materials	35,259,513	—	—	35,259,513
Real Estate	39,651,145	110,229	—	39,761,374
Utilities	40,463,148	—	—	40,463,148
Futures	46,673	—	—	46,673
Rights
Health Care	—	—	804	804
Short-Term Investments
Investment Companies	912,973	—	—	912,973

Total Assets	$843,580,858	$110,229	$804	$843,691,891

Total Liabilities	$—	$—	$—	$—

Total	$843,580,858	$110,229	$804	$843,691,891

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,942,015
Aggregate gross unrealized depreciation	(46,480,351)

Net unrealized appreciation	$311,461,664

Federal income tax cost of investments in securities and derivative instruments, if applicable	$532,230,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	587,803	$16,623,069
Frontier Communications Parent, Inc.*	18,825	675,064
Iridium Communications, Inc.	7,831	213,943
Liberty Global Ltd., Class A*	12,719	146,396
Liberty Global Ltd., Class C*	11,731	140,420
Verizon Communications, Inc.	561,223	25,457,075

		43,255,967

Entertainment (0.8%)
Electronic Arts, Inc.	20,270	2,929,421
Liberty Media Corp.-Liberty Formula One, Class A*	1,146	93,365
Liberty Media Corp.-Liberty Formula One, Class C*	10,357	932,233
Liberty Media Corp.-Liberty Live, Class A*	1,504	101,129
Liberty Media Corp.-Liberty Live, Class C*	3,560	242,578
Madison Square Garden Sports Corp.*	1,312	255,473
Netflix, Inc.*	1,827	1,703,732
Playtika Holding Corp.	5,394	27,887
Roku, Inc.*	8,237	580,214
Take-Two Interactive Software, Inc.*	13,224	2,740,674
TKO Group Holdings, Inc., Class A	5,221	797,821
Walt Disney Co. (The)	184,270	18,187,449
Warner Bros Discovery, Inc.*	186,167	1,997,572

		30,589,548

Interactive Media & Services (0.9%)
Alphabet, Inc., Class C	131,173	20,493,158
IAC, Inc.*	5,704	262,042
Match Group, Inc.	19,712	615,014
Meta Platforms, Inc., Class A	16,648	9,595,241
TripAdvisor, Inc.*	7,835	111,022
Trump Media & Technology Group Corp.(x)*	2,137	41,757
ZoomInfo Technologies, Inc., Class A*	23,147	231,470

		31,349,704

Media (0.7%)
Charter Communications, Inc., Class A*	7,197	2,652,310
Comcast Corp., Class A	410,149	15,134,498
Fox Corp., Class A	16,961	959,992
Fox Corp., Class B	10,139	534,427
Interpublic Group of Cos., Inc. (The)	28,515	774,467
Liberty Broadband Corp., Class A*	957	81,345
Liberty Broadband Corp., Class C*	6,389	543,385
New York Times Co. (The), Class A	12,328	611,469
News Corp., Class A	29,183	794,361
News Corp., Class B	8,716	264,705
Nexstar Media Group, Inc., Class A	1,425	255,389
Omnicom Group, Inc.	14,846	1,230,882
Paramount Global, Class A	707	16,084
Paramount Global, Class B	45,378	542,721
Sirius XM Holdings, Inc.(x)	16,500	371,993

		24,768,028

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	55,433	14,784,536

Total Communication Services		144,747,783

Consumer Discretionary (4.9%)
Automobile Components (0.1%)
Aptiv plc*	18,001	1,071,060
BorgWarner, Inc.	16,700	478,455
Gentex Corp.	17,737	413,272
Lear Corp.	4,142	365,407
QuantumScape Corp., Class A*	27,656	115,049

		2,443,243

Automobiles (0.3%)
Ford Motor Co.	301,181	3,020,845
General Motors Co.	83,889	3,945,300
Harley-Davidson, Inc.	9,079	229,245
Lucid Group, Inc.*	75,806	183,450
Rivian Automotive, Inc., Class A*	63,932	795,953
Tesla, Inc.*	12,460	3,229,134
Thor Industries, Inc.	3,900	295,659

		11,699,586

Broadline Retail (0.3%)
Amazon.com, Inc.*	44,547	8,475,512
Dillard’s, Inc., Class A(x)	236	84,519
eBay, Inc.	36,715	2,486,707
Etsy, Inc.*	2,977	140,455
Kohl’s Corp.(x)	8,470	69,284
Macy’s, Inc.	21,000	263,760
Nordstrom, Inc.	7,671	187,556
Ollie’s Bargain Outlet Holdings, Inc.*	4,675	543,983

		12,251,776

Distributors (0.1%)
Genuine Parts Co.	10,666	1,270,747
LKQ Corp.	19,885	845,908

		2,116,655

Diversified Consumer Services (0.1%)
ADT, Inc.	25,318	206,089
Bright Horizons Family Solutions, Inc.*	3,756	477,162
Grand Canyon Education, Inc.*	1,501	259,703
H&R Block, Inc.	8,566	470,359
Service Corp. International	10,781	864,636

		2,277,949

Hotels, Restaurants & Leisure (1.4%)
Aramark	20,080	693,162
Booking Holdings, Inc.	791	3,644,066
Boyd Gaming Corp.	4,861	320,000
Caesars Entertainment, Inc.*	16,194	404,850
Carnival Corp.*	78,707	1,537,148
Choice Hotels International, Inc.(x)	317	42,091
Darden Restaurants, Inc.	4,242	881,318
Domino’s Pizza, Inc.	1,736	797,605
DoorDash, Inc., Class A*	3,444	629,460
Dutch Bros, Inc., Class A*	5,069	312,960
Expedia Group, Inc.	7,731	1,299,581
Hilton Worldwide Holdings, Inc.	8,948	2,036,117
Hyatt Hotels Corp., Class A	2,688	329,280
Marriott International, Inc., Class A	35,629	8,486,828
Marriott Vacations Worldwide Corp.	2,669	171,457
McDonald’s Corp.	64,342	20,098,510
MGM Resorts International*	17,564	520,597
Penn Entertainment, Inc.*	11,552	188,413
Planet Fitness, Inc., Class A*	2,962	286,159
Royal Caribbean Cruises Ltd.	11,874	2,439,394
Starbucks Corp.	19,474	1,910,205
Travel + Leisure Co.	5,039	233,255
Vail Resorts, Inc.	460	73,609
Wendy’s Co. (The)	6,720	98,314
Wyndham Hotels & Resorts, Inc.	5,302	479,884
Wynn Resorts Ltd.	7,247	605,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Yum! Brands, Inc.	13,313	$2,094,934

		50,614,321

Household Durables (0.9%)
DR Horton, Inc.	22,381	2,845,296
Garmin Ltd.	11,877	2,578,853
Leggett & Platt, Inc.	10,197	80,658
Lennar Corp., Class A	98,250	11,277,135
Lennar Corp., Class B	848	92,491
Mohawk Industries, Inc.*	4,022	459,232
Newell Brands, Inc.	31,810	197,222
NVR, Inc.*	220	1,593,766
PulteGroup, Inc.	15,641	1,607,895
SharkNinja, Inc.*	4,070	339,479
Sony Group Corp. (ADR)(x)	421,363	10,698,407
Toll Brothers, Inc.	7,710	814,099
TopBuild Corp.*	2,124	647,714
Whirlpool Corp.(x)	4,057	365,657

		33,597,904

Leisure Products (0.0%)†
Brunswick Corp.	5,029	270,812
Hasbro, Inc.	1,344	82,643
Mattel, Inc.*	25,950	504,208
Polaris, Inc.(x)	3,950	161,713
YETI Holdings, Inc.*	4,585	151,763

		1,171,139

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	4,564	178,954
AutoNation, Inc.*	1,949	315,582
AutoZone, Inc.*	830	3,164,607
Bath & Body Works, Inc.	34,763	1,054,014
Best Buy Co., Inc.	16,531	1,216,847
CarMax, Inc.*	11,036	859,925
Carvana Co.*	5,394	1,127,778
Dick’s Sporting Goods, Inc.	3,903	786,689
Five Below, Inc.*	850	63,686
Floor & Decor Holdings, Inc., Class A*	5,112	411,363
GameStop Corp., Class A*	30,096	671,743
Gap, Inc. (The)	15,559	320,671
Home Depot, Inc. (The)	15,375	5,634,784
Lithia Motors, Inc., Class A	2,010	590,015
Lowe’s Cos., Inc.	119,222	27,806,147
O’Reilly Automotive, Inc.*	871	1,247,777
Penske Automotive Group, Inc.	1,415	203,732
RH*	918	215,188
Ross Stores, Inc.	19,201	2,453,696
TJX Cos., Inc. (The)	35,561	4,331,330
Ulta Beauty, Inc.*	483	177,039
Wayfair, Inc., Class A*	7,306	234,011
Williams-Sonoma, Inc.	3,915	618,962

		53,684,540

Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc.*	4,462	119,269
Birkenstock Holding plc*	3,012	138,100
Capri Holdings Ltd.*	8,790	173,427
Carter’s, Inc.	2,722	111,330
Columbia Sportswear Co.	2,511	190,058
Crocs, Inc.*	3,590	381,258
NIKE, Inc., Class B	34,649	2,199,518
PVH Corp.	4,253	274,914
Ralph Lauren Corp.	8,178	1,805,212
Skechers USA, Inc., Class A*	9,226	523,852
Tapestry, Inc.	36,059	2,538,914
Under Armour, Inc., Class A*	14,467	90,419
Under Armour, Inc., Class C*	14,621	86,995
VF Corp.	26,831	416,417

		9,049,683

Total Consumer Discretionary		178,906,796

Consumer Staples (6.3%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	529	126,346
Brown-Forman Corp., Class A	3,733	124,944
Brown-Forman Corp., Class B	13,213	448,449
Coca-Cola Co. (The)	291,115	20,849,656
Coca-Cola Consolidated, Inc.	1,041	1,405,350
Constellation Brands, Inc., Class A	37,822	6,941,094
Diageo plc	111,928	2,912,624
Keurig Dr Pepper, Inc.	85,934	2,940,662
Molson Coors Beverage Co., Class B	13,104	797,641
Monster Beverage Corp.*	10,981	642,608
PepsiCo, Inc.	51,095	7,661,184

		44,850,558

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	32,046	704,692
BJ’s Wholesale Club Holdings, Inc.*	10,115	1,154,121
Casey’s General Stores, Inc.	2,347	1,018,692
Dollar General Corp.	16,850	1,481,620
Dollar Tree, Inc.*	40,295	3,024,946
Grocery Outlet Holding Corp.*	7,275	101,704
Kroger Co. (The)	50,888	3,444,609
Maplebear, Inc.*	12,753	508,717
Performance Food Group Co.*	10,043	789,681
Sysco Corp.	14,288	1,072,172
Target Corp.	62,347	6,506,533
US Foods Holding Corp.*	17,566	1,149,870
Walgreens Boots Alliance, Inc.	54,906	613,300
Walmart, Inc.#	431,062	37,842,933

		59,413,590

Food Products (1.0%)
Archer-Daniels-Midland Co.	54,745	2,628,308
Bunge Global SA	18,039	1,378,540
Campbell’s Co. (The)	14,724	587,782
Conagra Brands, Inc.	36,545	974,655
Darling Ingredients, Inc.*	12,157	379,785
Flowers Foods, Inc.	14,370	273,174
Freshpet, Inc.*	2,431	202,186
General Mills, Inc.	42,829	2,560,746
Hershey Co. (The)	9,618	1,644,967
Hormel Foods Corp.	22,235	687,951
Ingredion, Inc.	5,025	679,430
J M Smucker Co. (The)	7,914	937,097
Kellanova	20,107	1,658,626
Kraft Heinz Co. (The)	68,173	2,074,504
Lamb Weston Holdings, Inc.	7,399	394,367
McCormick & Co., Inc. (Non-Voting)	19,319	1,590,147
Mondelez International, Inc., Class A	163,541	11,096,257
Nestle SA (Registered)	48,097	4,856,998
Pilgrim’s Pride Corp.*	2,865	156,171
Post Holdings, Inc.*	3,647	424,365
Seaboard Corp.	20	53,942
Smithfield Foods, Inc.*	1,946	39,679
Tyson Foods, Inc., Class A	21,572	1,376,509

		36,656,186

Household Products (1.3%)
Church & Dwight Co., Inc.	18,712	2,060,004
Colgate-Palmolive Co.	28,057	2,628,941
Kimberly-Clark Corp.	33,661	4,787,267
Procter & Gamble Co. (The)	206,997	35,276,429
Reckitt Benckiser Group plc	33,183	2,241,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Reynolds Consumer Products, Inc.	4,169	$99,472
Spectrum Brands Holdings, Inc.	2,081	148,896

		47,242,803

Personal Care Products (0.3%)
BellRing Brands, Inc.*	9,860	734,176
Coty, Inc., Class A*	29,247	159,981
Estee Lauder Cos., Inc. (The), Class A	11,299	745,734
Kenvue, Inc.	313,552	7,518,977

		9,158,868

Tobacco (0.8%)
Altria Group, Inc.	180,799	10,851,556
Philip Morris International, Inc.	119,285	18,934,108

		29,785,664

Total Consumer Staples		227,107,669

Energy (5.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	180,150	7,917,593
Halliburton Co.	67,616	1,715,418
NOV, Inc.	29,706	452,125
Schlumberger NV	108,298	4,526,856
TechnipFMC plc	32,465	1,028,816

		15,640,808

Oil, Gas & Consumable Fuels (4.8%)
Antero Midstream Corp.	16,063	289,134
Antero Resources Corp.*	22,244	899,547
APA Corp.	27,749	583,284
Cameco Corp.	26,770	1,101,853
Cheniere Energy, Inc.	12,286	2,842,980
Chevron Corp.	159,318	26,652,308
Chord Energy Corp.	4,712	531,137
Civitas Resources, Inc.	5,459	190,465
ConocoPhillips	172,744	18,141,575
Coterra Energy, Inc.	335,323	9,690,835
Devon Energy Corp.	47,774	1,786,748
Diamondback Energy, Inc.	14,466	2,312,824
DT Midstream, Inc.	7,447	718,487
EOG Resources, Inc.	86,686	11,116,613
EQT Corp.	42,396	2,265,218
Expand Energy Corp.	17,692	1,969,473
Exxon Mobil Corp.	430,367	51,183,547
Hess Corp.	7,564	1,208,198
HF Sinclair Corp.	11,856	389,825
Kinder Morgan, Inc.	148,697	4,242,325
Marathon Petroleum Corp.	25,667	3,739,425
Matador Resources Co.	8,328	425,478
New Fortress Energy, Inc.	2,884	23,966
Occidental Petroleum Corp.	52,219	2,577,530
ONEOK, Inc.	44,758	4,440,889
Ovintiv, Inc.	20,193	864,260
Permian Resources Corp.	39,494	546,992
Phillips 66	31,664	3,909,871
Range Resources Corp.	18,180	725,927
TotalEnergies SE (ADR)(x)	116,776	7,554,239
Valero Energy Corp.	24,213	3,197,811
Viper Energy, Inc., Class A	6,919	312,393
Williams Cos., Inc. (The)	93,350	5,578,596

		172,013,753

Total Energy		187,654,561

Financials (18.9%)
Banks (5.9%)
Bank of America Corp.	619,570	25,854,656
Bank OZK	8,149	354,074
BOK Financial Corp.	1,739	181,117
Citigroup, Inc.	219,039	15,549,579
Citizens Financial Group, Inc.	34,273	1,404,165
Columbia Banking System, Inc.	15,989	398,766
Comerica, Inc.	10,166	600,404
Commerce Bancshares, Inc.	77,978	4,852,571
Cullen/Frost Bankers, Inc.	51,626	6,463,575
East West Bancorp, Inc.	10,579	949,571
Fifth Third Bancorp	51,816	2,031,187
First Citizens BancShares, Inc., Class A	2,024	3,752,739
First Hawaiian, Inc.	9,767	238,706
First Horizon Corp.	40,859	793,482
FNB Corp.	27,275	366,849
Huntington Bancshares, Inc.	110,730	1,662,057
JPMorgan Chase & Co.	275,347	67,542,619
KeyCorp	70,976	1,134,906
M&T Bank Corp.	23,115	4,131,806
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	570,265	7,772,712
Pinnacle Financial Partners, Inc.	5,812	616,305
PNC Financial Services Group, Inc. (The)	104,988	18,453,741
Popular, Inc.	4,906	453,167
Prosperity Bancshares, Inc.	6,879	490,954
Regions Financial Corp.	70,462	1,531,139
Synovus Financial Corp.	11,018	514,981
TFS Financial Corp.	3,874	47,999
Truist Financial Corp.	102,394	4,213,513
US Bancorp	304,480	12,855,146
Webster Financial Corp.	13,088	674,686
Wells Fargo & Co.	385,138	27,649,057
Western Alliance Bancorp	8,233	632,541
Wintrust Financial Corp.	4,976	559,601
Zions Bancorp NA	11,090	552,947

		215,281,318

Capital Markets (4.3%)
Affiliated Managers Group, Inc.	2,250	378,067
Ameriprise Financial, Inc.	32,011	15,496,845
Bank of New York Mellon Corp. (The)	56,686	4,754,255
BlackRock, Inc.	15,835	14,987,511
Blackstone, Inc.	51,318	7,173,230
Carlyle Group, Inc. (The)	16,789	731,833
Cboe Global Markets, Inc.	8,090	1,830,686
Charles Schwab Corp. (The)	156,535	12,253,560
CME Group, Inc.	32,883	8,723,531
Coinbase Global, Inc., Class A*	2,486	428,164
Evercore, Inc., Class A	2,751	549,430
FactSet Research Systems, Inc.	1,884	856,542
Franklin Resources, Inc.	21,852	420,651
Goldman Sachs Group, Inc. (The)	20,107	10,984,253
Houlihan Lokey, Inc., Class A	3,650	589,475
Interactive Brokers Group, Inc., Class A	8,094	1,340,285
Intercontinental Exchange, Inc.	43,595	7,520,138
Invesco Ltd.	28,019	425,048
Janus Henderson Group plc	9,772	353,258
Jefferies Financial Group, Inc.	9,611	514,861
KKR & Co., Inc.	87,247	10,086,626
Lazard, Inc.	537	23,252
LPL Financial Holdings, Inc.	1,639	536,182
MarketAxess Holdings, Inc.	2,833	612,920
Morgan Stanley	178,466	20,821,628
MSCI, Inc.	2,454	1,387,737
Nasdaq, Inc.	111,625	8,467,873
Northern Trust Corp.	15,028	1,482,512
Raymond James Financial, Inc.	14,104	1,959,187
Robinhood Markets, Inc., Class A*	51,531	2,144,720
S&P Global, Inc.	24,013	12,201,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	7,662	$594,801
State Street Corp.	22,456	2,010,486
Stifel Financial Corp.	7,612	717,507
T. Rowe Price Group, Inc.	16,823	1,545,529
TPG, Inc., Class A	4,845	229,798
Tradeweb Markets, Inc., Class A	5,386	799,606
Virtu Financial, Inc., Class A	6,137	233,942
XP, Inc., Class A	28,127	386,746

		156,553,680

Consumer Finance (1.1%)
Ally Financial, Inc.	18,185	663,207
American Express Co.	55,323	14,884,653
Capital One Financial Corp.	92,676	16,616,807
Credit Acceptance Corp.*	101	52,151
Discover Financial Services	19,179	3,273,855
OneMain Holdings, Inc.	8,655	423,057
SLM Corp.	16,167	474,825
SoFi Technologies, Inc.*	68,270	793,980
Synchrony Financial	62,751	3,322,038

		40,504,573

Financial Services (3.3%)
Affirm Holdings, Inc., Class A*	19,878	898,287
Apollo Global Management, Inc.	10,086	1,381,177
Berkshire Hathaway, Inc., Class B*	143,713	76,538,670
Block, Inc., Class A*	24,627	1,337,985
Corebridge Financial, Inc.	168,240	5,311,337
Corpay, Inc.*	3,227	1,125,319
Euronet Worldwide, Inc.*	3,245	346,728
Fidelity National Information Services, Inc.	58,915	4,399,772
Fiserv, Inc.*	42,441	9,372,246
Global Payments, Inc.	30,930	3,028,666
Jack Henry & Associates, Inc.	5,562	1,015,621
Mastercard, Inc., Class A	6,305	3,455,897
MGIC Investment Corp.	19,726	488,810
PayPal Holdings, Inc.*	80,738	5,268,154
Rocket Cos., Inc., Class A	10,613	128,099
UWM Holdings Corp., Class A	2,264	12,361
Visa, Inc., Class A	8,027	2,813,142
Voya Financial, Inc.	7,539	510,843
Western Union Co. (The)	21,363	226,021
WEX, Inc.*	2,756	432,747

		118,091,882

Insurance (4.2%)
Aflac, Inc.	42,800	4,758,932
Allstate Corp. (The)	17,005	3,521,225
American Financial Group, Inc.	5,504	722,895
American International Group, Inc.	171,350	14,897,169
Aon plc, Class A	34,084	13,602,584
Arch Capital Group Ltd.	27,669	2,661,204
Arthur J Gallagher & Co.	17,556	6,061,033
Assurant, Inc.	3,989	836,693
Assured Guaranty Ltd.	3,853	339,449
Axis Capital Holdings Ltd.	5,881	589,511
Brighthouse Financial, Inc.*	4,602	266,870
Brown & Brown, Inc.	10,257	1,275,971
Chubb Ltd.	53,076	16,028,421
Cincinnati Financial Corp.	11,741	1,734,381
CNA Financial Corp.	1,683	85,480
Everest Group Ltd.	2,762	1,003,517
Fidelity National Financial, Inc.	19,901	1,295,157
First American Financial Corp.	7,662	502,857
Globe Life, Inc.	6,809	896,881
Hanover Insurance Group, Inc. (The)	2,737	476,101
Hartford Insurance Group, Inc. (The)	33,129	4,099,051
Kemper Corp.	4,645	310,518
Lincoln National Corp.	13,045	468,446
Loews Corp.	13,733	1,262,200
Markel Group, Inc.*	742	1,387,251
Marsh & McLennan Cos., Inc.	70,876	17,295,870
MetLife, Inc.	64,764	5,199,902
Old Republic International Corp.	18,125	710,863
Primerica, Inc.	2,583	734,941
Principal Financial Group, Inc.	17,403	1,468,291
Progressive Corp. (The)	86,353	24,438,763
Prudential Financial, Inc.	27,570	3,079,018
Reinsurance Group of America, Inc.	5,037	991,785
RenaissanceRe Holdings Ltd.	3,934	944,160
RLI Corp.	5,965	479,168
Travelers Cos., Inc. (The)	42,827	11,326,028
Unum Group	21,662	1,764,587
W.R. Berkley Corp.	22,536	1,603,662
White Mountains Insurance Group Ltd.	191	367,830
Willis Towers Watson plc	7,724	2,610,326

		152,098,991

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	62,383	597,629
Annaly Capital Management, Inc. (REIT)	42,983	872,985
Rithm Capital Corp. (REIT)	39,763	455,286
Starwood Property Trust, Inc. (REIT)	23,994	474,362

		2,400,262

Total Financials		684,930,706

Health Care (11.5%)
Biotechnology (1.9%)
AbbVie, Inc.	124,975	26,184,762
Alnylam Pharmaceuticals, Inc.*	1,106	298,642
Amgen, Inc.	38,939	12,131,446
Biogen, Inc.*	11,173	1,528,913
BioMarin Pharmaceutical, Inc.*	14,481	1,023,662
Exact Sciences Corp.*	8,464	366,407
Exelixis, Inc.*	3,572	131,878
Gilead Sciences, Inc.	126,803	14,208,276
GRAIL, Inc.*	2,036	52,000
Incyte Corp.*	11,476	694,872
Ionis Pharmaceuticals, Inc.*	840	25,343
Moderna, Inc.*	26,111	740,247
Regeneron Pharmaceuticals, Inc.	7,345	4,658,419
Roivant Sciences Ltd.*	32,621	329,146
United Therapeutics Corp.*	3,349	1,032,396
Vertex Pharmaceuticals, Inc.*	9,920	4,809,414

		68,215,823

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	173,368	22,997,265
Alcon AG	85,453	8,112,053
Align Technology, Inc.*	2,379	377,928
Baxter International, Inc.	39,055	1,336,853
Becton Dickinson & Co.	22,180	5,080,551
Boston Scientific Corp.*	112,701	11,369,277
Cooper Cos., Inc. (The)*	14,968	1,262,551
Dentsply Sirona, Inc.	15,496	231,510
Edwards Lifesciences Corp.*	37,097	2,688,791
Enovis Corp.*	4,247	162,278
Envista Holdings Corp.*	13,177	227,435
GE HealthCare Technologies, Inc.	31,597	2,550,194
Globus Medical, Inc., Class A*	8,585	628,422
Hologic, Inc.*	17,538	1,083,322
Masimo Corp.*	1,597	266,060
Medtronic plc	212,128	19,061,822
QuidelOrtho Corp.*	4,768	166,737
ResMed, Inc.	8,107	1,814,752
Solventum Corp.*	10,630	808,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	7,559	$1,713,247
Stryker Corp.	19,520	7,266,320
Teleflex, Inc.	3,561	492,095
Zimmer Biomet Holdings, Inc.	18,630	2,108,543

		91,806,311

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.*	6,978	211,573
Amedisys, Inc.*	2,457	227,592
Cardinal Health, Inc.	15,538	2,140,670
Centene Corp.*	64,139	3,893,879
Chemed Corp.	1,022	628,857
Cigna Group (The)	60,286	19,834,094
CVS Health Corp.	111,382	7,546,130
Elevance Health, Inc.	26,050	11,330,708
Encompass Health Corp.	29,892	3,027,462
HCA Healthcare, Inc.	13,486	4,660,087
Henry Schein, Inc.*	9,661	661,682
Humana, Inc.	9,247	2,446,756
Labcorp Holdings, Inc.	24,734	5,756,591
McKesson Corp.	22,771	15,324,655
Molina Healthcare, Inc.*	1,604	528,342
Premier, Inc., Class A(x)	7,404	142,749
Quest Diagnostics, Inc.	8,513	1,440,400
Tenet Healthcare Corp.*	7,293	980,909
UnitedHealth Group, Inc.	77,302	40,486,922
Universal Health Services, Inc., Class B	4,392	825,257

		122,095,315

Health Care Technology (0.0%)†
Certara, Inc.*	9,223	91,308
Doximity, Inc., Class A*	8,701	504,919

		596,227

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	2,667	23,283
Agilent Technologies, Inc.	22,027	2,576,718
Avantor, Inc.*	52,015	843,163
Azenta, Inc.*	3,687	127,718
Bio-Rad Laboratories, Inc., Class A*	1,449	352,918
Bio-Techne Corp.	11,911	698,342
Bruker Corp.	3,064	127,891
Charles River Laboratories International, Inc.*	3,917	589,587
Danaher Corp.	83,649	17,148,045
Fortrea Holdings, Inc.*	6,167	46,561
ICON plc*	3,648	638,363
Illumina, Inc.*	12,217	969,297
IQVIA Holdings, Inc.*	12,262	2,161,791
Mettler-Toledo International, Inc.*	1,618	1,910,712
QIAGEN NV*	16,659	668,859
Repligen Corp.*	3,661	465,826
Revvity, Inc.	9,435	998,223
Sotera Health Co.*	11,551	134,685
Thermo Fisher Scientific, Inc.	35,713	17,770,789
Waters Corp.*	1,763	649,789
West Pharmaceutical Services, Inc.	2,188	489,849

		49,392,409

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	200,238	12,212,516
Elanco Animal Health, Inc.*	37,751	396,385
Jazz Pharmaceuticals plc*	4,622	573,821
Johnson & Johnson#	254,133	42,145,417
Merck & Co., Inc.	135,539	12,165,981
Organon & Co.	19,728	293,750
Perrigo Co. plc	10,392	291,392
Pfizer, Inc.#	633,553	16,054,233
Royalty Pharma plc, Class A	30,012	934,273
Viatris, Inc.	91,019	792,775
Zoetis, Inc.	6,141	1,011,116

		86,871,659

Total Health Care		418,977,744

Industrials (10.7%)
Aerospace & Defense (2.9%)
Boeing Co. (The)*	88,328	15,064,340
BWX Technologies, Inc.	5,565	548,987
Curtiss-Wright Corp.	2,925	928,015
GE Aerospace	64,832	12,976,125
General Dynamics Corp.	72,696	19,815,476
Hexcel Corp.	6,240	341,702
Howmet Aerospace, Inc.	29,184	3,786,040
Huntington Ingalls Industries, Inc.	2,992	610,488
L3Harris Technologies, Inc.	14,526	3,040,437
Loar Holdings, Inc.(x)*	210	14,836
Lockheed Martin Corp.	15,914	7,108,943
Northrop Grumman Corp.	19,182	9,821,376
RTX Corp.	189,904	25,154,684
Spirit AeroSystems Holdings, Inc., Class A*	7,780	268,099
Standardaero, Inc.*	3,604	96,010
Textron, Inc.	14,332	1,035,487
TransDigm Group, Inc.	3,333	4,610,506
Woodward, Inc.	4,514	823,760

		106,045,311

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	21,111	2,161,766
Expeditors International of Washington, Inc.	9,062	1,089,706
FedEx Corp.	17,367	4,233,727
GXO Logistics, Inc.*	9,001	351,759
United Parcel Service, Inc., Class B	55,933	6,152,071

		13,989,029

Building Products (0.6%)
A.O. Smith Corp.	9,089	594,057
Advanced Drainage Systems, Inc.	3,339	362,782
Allegion plc	6,707	874,995
Armstrong World Industries, Inc.	2,209	311,204
AZEK Co., Inc. (The), Class A*	3,280	160,359
Builders FirstSource, Inc.*	32,159	4,017,946
Carlisle Cos., Inc.	2,993	1,019,117
Carrier Global Corp.	64,356	4,080,170
Fortune Brands Innovations, Inc.	9,442	574,829
Hayward Holdings, Inc.*	10,932	152,174
Johnson Controls International plc	51,200	4,101,632
Masco Corp.	16,532	1,149,635
Owens Corning	6,616	944,897
Simpson Manufacturing Co., Inc.	2,944	462,444
Trane Technologies plc	14,145	4,765,733

		23,571,974

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,353	278,082
Clean Harbors, Inc.*	3,905	769,675
Copart, Inc.*	4,550	257,485
MSA Safety, Inc.	2,838	416,306
RB Global, Inc.	14,042	1,408,413
Republic Services, Inc.	15,743	3,812,325
Tetra Tech, Inc.	16,041	469,199
Veralto Corp.	10,418	1,015,234
Vestis Corp.	10,081	99,802

		8,526,521

Construction & Engineering (0.2%)
AECOM	10,259	951,317
API Group Corp.*	17,440	623,654
EMCOR Group, Inc.	2,111	780,289
Everus Construction Group, Inc.*	3,894	144,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MasTec, Inc.*	4,805	$560,791
Quanta Services, Inc.	7,732	1,965,320
Valmont Industries, Inc.	1,526	435,475
WillScot Holdings Corp.	9,692	269,438

		5,730,712

Electrical Equipment (1.0%)
Acuity, Inc.	2,361	621,769
AMETEK, Inc.	17,707	3,048,083
Eaton Corp. plc	54,326	14,767,437
Emerson Electric Co.	43,839	4,806,508
GE Vernova, Inc.	20,903	6,381,268
Generac Holdings, Inc.*	2,303	291,675
Hubbell, Inc., Class B	4,106	1,358,716
nVent Electric plc	12,667	664,004
Regal Rexnord Corp.	5,090	579,496
Rockwell Automation, Inc.	7,982	2,062,389
Sensata Technologies Holding plc	31,902	774,262
Vertiv Holdings Co., Class A	2,010	145,122

		35,500,729

Ground Transportation (0.7%)
ArcBest Corp.	4,576	322,974
Avis Budget Group, Inc.(x)*	800	60,720
Canadian National Railway Co.	13,221	1,288,519
CSX Corp.	147,870	4,351,814
JB Hunt Transport Services, Inc.	6,216	919,657
Knight-Swift Transportation Holdings, Inc., Class A	11,999	521,836
Landstar System, Inc.	2,695	404,789
Lyft, Inc., Class A*	8,763	104,017
Norfolk Southern Corp.	17,336	4,106,032
Ryder System, Inc.	3,188	458,466
Saia, Inc.*	845	295,268
Schneider National, Inc., Class B	3,556	81,255
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	335	21,896
U-Haul Holding Co. (New York Stock Exchange)	4,360	258,025
Union Pacific Corp.	51,904	12,261,801

		25,457,069

Industrial Conglomerates (0.5%)
3M Co.	33,963	4,987,806
Honeywell International, Inc.	69,044	14,620,067

		19,607,873

Machinery (3.1%)
AGCO Corp.	4,772	441,744
Allison Transmission Holdings, Inc.	6,626	633,909
Caterpillar, Inc.	32,191	10,616,592
CNH Industrial NV	170,142	2,089,344
Crane Co.	3,750	574,425
Cummins, Inc.	10,479	3,284,538
Deere & Co.	25,116	11,788,195
Donaldson Co., Inc.	9,208	617,488
Dover Corp.	10,517	1,847,627
Esab Corp.	4,336	505,144
Flowserve Corp.	10,069	491,770
Fortive Corp.	26,599	1,946,515
Gates Industrial Corp. plc*	18,146	334,068
Graco, Inc.	12,827	1,071,183
IDEX Corp.	5,809	1,051,255
Illinois Tool Works, Inc.	27,738	6,879,301
Ingersoll Rand, Inc.	30,955	2,477,329
ITT, Inc.	6,318	816,033
Lincoln Electric Holdings, Inc.	3,051	577,127
Middleby Corp. (The)*	4,083	620,534
Nordson Corp.	4,351	877,684
Oshkosh Corp.	53,168	5,002,045
Otis Worldwide Corp.	42,560	4,392,192
PACCAR, Inc.	121,280	11,809,034
Parker-Hannifin Corp.	35,486	21,570,165
Pentair plc	27,311	2,389,166
RBC Bearings, Inc.*	2,179	701,137
Snap-on, Inc.	3,968	1,337,256
Stanley Black & Decker, Inc.	19,099	1,468,331
Timken Co. (The)	4,955	356,116
Toro Co. (The)	7,870	572,542
Westinghouse Air Brake Technologies Corp.#	13,075	2,371,151
Xylem, Inc.	85,883	10,259,583

		111,770,523

Marine Transportation (0.0%)†
Kirby Corp.*	4,448	449,292

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	9,622	473,595
American Airlines Group, Inc.*	46,581	491,429
Delta Air Lines, Inc.	49,407	2,154,145
Southwest Airlines Co.	45,820	1,538,636
United Airlines Holdings, Inc.*	25,106	1,733,569

		6,391,374

Professional Services (0.6%)
Amentum Holdings, Inc.*	9,958	181,236
Automatic Data Processing, Inc.	2,271	693,859
Broadridge Financial Solutions, Inc.	781	189,361
CACI International, Inc., Class A*	1,693	621,196
Clarivate plc*	31,301	123,013
Concentrix Corp.	3,605	200,582
Dayforce, Inc.*	10,326	602,316
Dun & Bradstreet Holdings, Inc.	23,191	207,327
Equifax, Inc.	21,983	5,354,179
FTI Consulting, Inc.*	2,697	442,524
Genpact Ltd.	13,309	670,507
Jacobs Solutions, Inc.	9,454	1,142,894
KBR, Inc.	9,328	464,628
Leidos Holdings, Inc.	14,495	1,955,955
ManpowerGroup, Inc.	3,614	209,178
Parsons Corp.*	3,508	207,709
Paychex, Inc.	15,812	2,439,475
Paycom Software, Inc.	1,445	315,704
Paycor HCM, Inc.*	5,664	127,100
Robert Half, Inc.	45,150	2,462,932
Science Applications International Corp.	3,784	424,830
SS&C Technologies Holdings, Inc.	16,481	1,376,658
TransUnion	14,033	1,164,599

		21,577,762

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	7,997	386,335
Core & Main, Inc., Class A*	5,046	243,772
Fastenal Co.	6,893	534,552
Ferguson Enterprises, Inc.	14,477	2,319,650
MSC Industrial Direct Co., Inc., Class A	3,519	273,321
SiteOne Landscape Supply, Inc.*	2,158	262,068
United Rentals, Inc.	3,807	2,385,847
W.W. Grainger, Inc.	1,792	1,770,191
Watsco, Inc.	2,652	1,348,012
WESCO International, Inc.	3,224	500,687

		10,024,435

Total Industrials		388,642,604

Information Technology (9.6%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	10,392	805,172
Ciena Corp.*	11,037	666,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	306,272	$18,900,045
F5, Inc.*	4,479	1,192,623
Juniper Networks, Inc.	24,976	903,882
Lumentum Holdings, Inc.*	5,210	324,791
Motorola Solutions, Inc.	6,624	2,900,053
Ubiquiti, Inc.	176	54,585

		25,748,117

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	37,789	2,478,581
Arrow Electronics, Inc.*	10,290	1,068,411
Avnet, Inc.	6,657	320,135
CDW Corp.	9,047	1,449,872
Cognex Corp.	12,469	371,950
Coherent Corp.*	9,562	620,956
Corning, Inc.	58,788	2,691,315
Crane NXT Co.	3,758	193,161
Ingram Micro Holding Corp.	1,020	18,095
IPG Photonics Corp.*	2,070	130,700
Jabil, Inc.	7,779	1,058,489
Keysight Technologies, Inc.*	13,365	2,001,676
Littelfuse, Inc.	1,871	368,101
TD SYNNEX Corp.	19,753	2,053,522
Teledyne Technologies, Inc.*	19,019	9,465,946
Trimble, Inc.*	18,676	1,226,079
Vontier Corp.	11,501	377,808
Zebra Technologies Corp., Class A*	3,083	871,132

		26,765,929

IT Services (1.4%)
Accenture plc, Class A	67,475	21,054,899
Akamai Technologies, Inc.*	11,419	919,230
Amdocs Ltd.	8,609	787,723
Cognizant Technology Solutions Corp., Class A	38,177	2,920,541
DXC Technology Co.*	13,714	233,824
EPAM Systems, Inc.*	3,924	662,528
Globant SA*	800	94,176
GoDaddy, Inc., Class A*	5,726	1,031,482
International Business Machines Corp.	70,393	17,503,923
Kyndryl Holdings, Inc.*	17,434	547,428
Okta, Inc.*	6,865	722,335
Twilio, Inc., Class A*	9,409	921,235
VeriSign, Inc.*	5,969	1,515,350

		48,914,674

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	41,998	4,314,874
Allegro MicroSystems, Inc.*	9,422	236,775
Amkor Technology, Inc.	8,645	156,129
Analog Devices, Inc.	68,839	13,882,761
Applied Materials, Inc.	19,083	2,769,325
Astera Labs, Inc.*	7,877	470,021
Broadcom, Inc.	13,151	2,201,872
Cirrus Logic, Inc.*	4,123	410,878
First Solar, Inc.*	8,177	1,033,818
GLOBALFOUNDRIES, Inc.*	7,540	278,301
Intel Corp.	366,057	8,313,154
KLA Corp.	8,805	5,985,639
Lam Research Corp.	51,028	3,709,736
Lattice Semiconductor Corp.*	1,399	73,377
MACOM Technology Solutions Holdings, Inc.*	4,278	429,426
Marvell Technology, Inc.	60,479	3,723,692
Microchip Technology, Inc.	157,094	7,604,920
Micron Technology, Inc.	88,660	7,703,667
MKS Instruments, Inc.	4,824	386,644
NVIDIA Corp.	191,268	20,729,626
NXP Semiconductors NV	40,469	7,691,538
ON Semiconductor Corp.*	32,588	1,326,006
Onto Innovation, Inc.*	2,790	338,539
Qorvo, Inc.*	7,258	525,552
QUALCOMM, Inc.	74,539	11,449,936
Skyworks Solutions, Inc.	12,318	796,112
Teradyne, Inc.	1,066	88,052
Texas Instruments, Inc.	88,976	15,988,987
Universal Display Corp.	1,774	247,437
Wolfspeed, Inc.(x)*	9,545	29,208

		122,896,002

Software (2.4%)
Adobe, Inc.*	23,068	8,847,270
ANSYS, Inc.*	36,707	11,619,968
BILL Holdings, Inc.*	5,805	266,391
CCC Intelligent Solutions Holdings, Inc.*	34,672	313,088
Dolby Laboratories, Inc., Class A	4,482	359,949
DoubleVerify Holdings, Inc.*	4,845	64,778
Dropbox, Inc., Class A*	12,611	336,840
Fair Isaac Corp.*	280	516,365
Fortinet, Inc.*	8,908	857,484
Gen Digital, Inc.	158,504	4,206,696
Guidewire Software, Inc.*	3,421	640,959
Informatica, Inc., Class A*	6,190	108,015
Microsoft Corp.	89,289	33,518,198
MicroStrategy, Inc., Class A*	16,633	4,794,795
nCino, Inc.*	2,437	66,944
Nutanix, Inc., Class A*	13,741	959,259
Oracle Corp.	41,027	5,735,985
Palantir Technologies, Inc., Class A*	4,948	417,611
PTC, Inc.*	3,568	552,862
Roper Technologies, Inc.	8,191	4,829,250
Salesforce, Inc.	24,564	6,591,995
SentinelOne, Inc., Class A*	17,950	326,331
Tyler Technologies, Inc.*	488	283,718
UiPath, Inc., Class A*	4,613	47,514
Unity Software, Inc.*	12,880	252,319
Zoom Communications, Inc., Class A*	20,223	1,491,851

		88,006,435

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	118,615	26,347,950
Dell Technologies, Inc., Class C	17,556	1,600,229
Hewlett Packard Enterprise Co.	99,518	1,535,563
HP, Inc.	56,004	1,550,751
NetApp, Inc.	8,723	766,228
Pure Storage, Inc., Class A*	3,013	133,386
Sandisk Corp.*	15,791	751,809
Western Digital Corp.*	47,372	1,915,250

		34,601,166

Total Information Technology		346,932,323

Materials (3.8%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	43,636	12,869,129
Albemarle Corp.(x)	8,996	647,892
Ashland, Inc.	3,733	221,330
Axalta Coating Systems Ltd.*	16,692	553,674
Celanese Corp.	6,233	353,847
CF Industries Holdings, Inc.	13,308	1,040,020
Chemours Co. (The)	10,586	143,229
Corteva, Inc.	299,490	18,846,906
Dow, Inc.	53,983	1,885,086
DuPont de Nemours, Inc.	64,524	4,818,652
Eastman Chemical Co.	8,968	790,170
Ecolab, Inc.	38,548	9,772,689
Element Solutions, Inc.	17,161	388,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	9,548	$402,830
Huntsman Corp.	12,530	197,849
International Flavors & Fragrances, Inc.	19,611	1,522,010
Linde plc	36,868	17,167,216
LyondellBasell Industries NV, Class A	72,283	5,088,723
Mosaic Co. (The)	24,533	662,636
NewMarket Corp.	516	292,288
Olin Corp.	8,993	217,990
PPG Industries, Inc.	17,733	1,939,104
RPM International, Inc.	79,161	9,157,344
Scotts Miracle-Gro Co. (The)	3,257	178,777
Sherwin-Williams Co. (The)	6,184	2,159,391
Westlake Corp.	2,571	257,177

		91,573,969

Construction Materials (0.5%)
CRH plc	69,217	6,089,019
Eagle Materials, Inc.	620	137,597
Martin Marietta Materials, Inc.	23,373	11,175,333
Vulcan Materials Co.	7,531	1,756,982

		19,158,931

Containers & Packaging (0.3%)
Amcor plc	110,302	1,069,929
AptarGroup, Inc.	5,062	751,100
Avery Dennison Corp.	3,828	681,269
Ball Corp.	22,636	1,178,657
Berry Global Group, Inc.	8,782	613,071
Crown Holdings, Inc.	8,966	800,305
Graphic Packaging Holding Co.	22,774	591,213
International Paper Co.	40,144	2,141,682
Packaging Corp. of America	6,799	1,346,338
Sealed Air Corp.	10,553	304,982
Silgan Holdings, Inc.	6,355	324,868
Smurfit WestRock plc	39,646	1,786,449
Sonoco Products Co.	7,509	354,725

		11,944,588

Metals & Mining (0.5%)
Alcoa Corp.	18,920	577,060
ATI, Inc.*	9,462	492,308
Cleveland-Cliffs, Inc.(x)*	24,868	204,415
Freeport-McMoRan, Inc.	109,796	4,156,877
MP Materials Corp.*	10,043	245,150
Newmont Corp.	87,426	4,220,927
Nucor Corp.	20,758	2,498,018
Reliance, Inc.	4,127	1,191,671
Royal Gold, Inc.	5,036	823,436
Steel Dynamics, Inc.	11,135	1,392,766
United States Steel Corp.(x)	17,086	722,054

		16,524,682

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,450	133,371

Total Materials		139,335,541

Real Estate (3.0%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	16,617	1,048,699

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	13,285	1,228,995
Healthcare Realty Trust, Inc. (REIT), Class A	27,081	457,669
Healthpeak Properties, Inc. (REIT)	53,577	1,083,327
Medical Properties Trust, Inc. (REIT)(x)	45,516	274,461
Omega Healthcare Investors, Inc. (REIT)	20,683	787,609
Ventas, Inc. (REIT)	32,101	2,207,265
Welltower, Inc. (REIT)	47,282	7,244,075

		13,283,401

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	53,449	759,510
Park Hotels & Resorts, Inc. (REIT)	15,612	166,736
Ryman Hospitality Properties, Inc. (REIT)	18,422	1,684,508

		2,610,754

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	21,789	467,592
EastGroup Properties, Inc. (REIT)	3,767	663,557
First Industrial Realty Trust, Inc. (REIT)	10,127	546,453
Lineage, Inc. (REIT)	4,725	277,027
Prologis, Inc. (REIT)	120,774	13,501,325
Rexford Industrial Realty, Inc. (REIT)	81,501	3,190,764
STAG Industrial, Inc. (REIT)	13,876	501,201

		19,147,919

Office REITs (0.1%)
BXP, Inc. (REIT)	12,043	809,169
COPT Defense Properties (REIT)	20,432	557,181
Cousins Properties, Inc. (REIT)	12,341	364,059
Highwoods Properties, Inc. (REIT)	7,997	237,031
Kilroy Realty Corp. (REIT)	8,962	293,595
Vornado Realty Trust (REIT)	13,439	497,109

		2,758,144

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	23,462	3,068,360
CoStar Group, Inc.*	31,130	2,466,430
Howard Hughes Holdings, Inc.*	2,375	175,940
Jones Lang LaSalle, Inc.*	2,500	619,775
Seaport Entertainment Group, Inc.(x)*	595	12,775
Zillow Group, Inc., Class A*	3,545	237,019
Zillow Group, Inc., Class C*	11,898	815,727

		7,396,026

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	25,891	978,939
AvalonBay Communities, Inc. (REIT)	10,880	2,335,065
Camden Property Trust (REIT)	7,935	970,450
Equity LifeStyle Properties, Inc. (REIT)	100,593	6,709,553
Equity Residential (REIT)	28,970	2,073,673
Essex Property Trust, Inc. (REIT)	4,896	1,500,967
Invitation Homes, Inc. (REIT)	46,933	1,635,615
Mid-America Apartment Communities, Inc. (REIT)	8,905	1,492,300
Sun Communities, Inc. (REIT)	9,459	1,216,806
UDR, Inc. (REIT)	25,175	1,137,155

		20,050,523

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	8,195	632,572
Brixmor Property Group, Inc. (REIT)	22,977	610,039
Federal Realty Investment Trust (REIT)	6,474	633,287
Kimco Realty Corp. (REIT)	50,518	1,073,002
NNN REIT, Inc. (REIT)	14,305	610,108
Realty Income Corp. (REIT)	66,853	3,878,143
Regency Centers Corp. (REIT)	13,846	1,021,281
Simon Property Group, Inc. (REIT)	18,463	3,066,335

		11,524,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialized REITs (0.9%)
Crown Castle, Inc. (REIT)	33,346	$3,475,654
CubeSmart (REIT)	17,157	732,775
Digital Realty Trust, Inc. (REIT)	37,031	5,306,172
EPR Properties (REIT)	5,729	301,403
Equinix, Inc. (REIT)	6,996	5,704,189
Extra Space Storage, Inc. (REIT)	16,041	2,381,928
Gaming and Leisure Properties, Inc. (REIT)	19,974	1,016,677
Iron Mountain, Inc. (REIT)	9,580	824,263
Lamar Advertising Co. (REIT), Class A	4,995	568,331
Millrose Properties, Inc. (REIT)*	9,444	250,360
National Storage Affiliates Trust (REIT)	5,360	211,184
Public Storage (REIT)	14,111	4,223,281
Rayonier, Inc. (REIT)	11,821	329,570
SBA Communications Corp. (REIT)	8,230	1,810,682
VICI Properties, Inc. (REIT), Class A	79,959	2,608,263
Weyerhaeuser Co. (REIT)	55,908	1,636,986

		31,381,718

Total Real Estate		109,201,951

Utilities (4.4%)
Electric Utilities (2.7%)
Alliant Energy Corp.	19,650	1,264,477
American Electric Power Co., Inc.	84,844	9,270,904
Constellation Energy Corp.	20,317	4,096,517
Duke Energy Corp.	122,280	14,914,492
Edison International	29,178	1,719,168
Entergy Corp.	32,701	2,795,608
Evergy, Inc.	17,078	1,177,528
Eversource Energy	27,448	1,704,795
Exelon Corp.	140,291	6,464,609
FirstEnergy Corp.	44,157	1,784,826
IDACORP, Inc.	4,074	473,480
NextEra Energy, Inc.	157,777	11,184,812
NRG Energy, Inc.	17,887	1,707,493
OGE Energy Corp.	15,329	704,521
PG&E Corp.	444,315	7,633,332
Pinnacle West Capital Corp.	8,706	829,247
PPL Corp.	56,643	2,045,379
Southern Co. (The)	158,934	14,613,981
Xcel Energy, Inc.	203,208	14,385,094

		98,770,263

Gas Utilities (0.4%)
Atmos Energy Corp.	76,304	11,795,072
MDU Resources Group, Inc.	15,574	263,357
National Fuel Gas Co.	6,985	553,142
UGI Corp.	16,485	545,159

		13,156,730

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	54,383	675,436
Brookfield Renewable Corp.	10,361	289,279
Clearway Energy, Inc., Class A	2,657	75,618
Clearway Energy, Inc., Class C	6,284	190,217
Vistra Corp.	11,452	1,344,923

		2,575,473

Multi-Utilities (0.9%)
Ameren Corp.	48,883	4,907,853
CenterPoint Energy, Inc.	49,495	1,793,204
CMS Energy Corp.	22,826	1,714,461
Consolidated Edison, Inc.	26,564	2,937,713
Dominion Energy, Inc.	173,306	9,717,267
DTE Energy Co.	15,856	2,192,409
NiSource, Inc.	35,821	1,436,064
Public Service Enterprise Group, Inc.	38,249	3,147,893
Sempra	48,596	3,467,810
WEC Energy Group, Inc.	24,258	2,643,637

		33,958,311

Water Utilities (0.3%)
American Water Works Co., Inc.	71,233	10,508,292
Essential Utilities, Inc.	19,309	763,285

		11,271,577

Total Utilities		159,732,354

Total Common Stocks (82.3%) (Cost $1,802,402,042)		2,986,170,032

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	794	446,149
iShares Morningstar Growth ETF	80,200	6,495,398
iShares Morningstar U.S. Equity ETF	5,416	418,440
iShares Morningstar Value ETF(x)‡	840,510	68,459,539
iShares Russell 1000 ETF	1,631	500,293
iShares Russell 1000 Value ETF	281,288	52,927,150
iShares S&P 500 Value ETF	18,991	3,619,305
SPDR Portfolio S&P 500 Growth ETF(x)	62,100	4,990,977
SPDR Portfolio S&P 500 Value ETF(x)	978,700	49,982,209
Vanguard Growth ETF	16,390	6,077,740
Vanguard Large-Cap ETF	1,464	376,292
Vanguard Russell 1000 Growth ETF	70,500	6,541,695
Vanguard Russell 1000 Value ETF(x)	723,000	59,676,420
Vanguard Value ETF	392,401	67,783,349

Total Exchange Traded Funds (9.1%) (Cost $200,004,988)		328,294,956

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	28,285,668	28,285,668
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	55,742,137	55,758,859
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		93,044,527

Total Short-Term Investments (2.6%) (Cost $93,032,597)		93,044,527

Total Investments in Securities (94.0%) (Cost $2,095,441,969)		3,407,511,188
Other Assets Less Liabilities (6.0%)		219,322,414

Net Assets (100%)		$3,626,833,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $46,185,802.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $45,710,678. This was collateralized by $9,415,006 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/30/25 – 11/15/54 and by cash of $37,285,668 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	840,510	71,684,306	—	(3,721,556)	1,108,755	(611,966)	68,459,539	322,139	—

(x)	All or a portion of security is on loan at March 31, 2025.

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	552	6/2025	USD	156,029,700	(23,340)
S&P Midcap 400 E-Mini Index	499	6/2025	USD	146,636,140	2,275,152

					2,251,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$144,747,783	$—	$—	$144,747,783
Consumer Discretionary	178,906,796	—	—	178,906,796
Consumer Staples	217,096,253	10,011,416	—	227,107,669
Energy	187,654,561	—	—	187,654,561
Financials	684,930,706	—	—	684,930,706
Health Care	418,977,744	—	—	418,977,744
Industrials	388,642,604	—	—	388,642,604
Information Technology	346,932,323	—	—	346,932,323
Materials	139,335,541	—	—	139,335,541
Real Estate	108,951,591	250,360	—	109,201,951
Utilities	159,732,354	—	—	159,732,354
Exchange Traded Funds	328,294,956	—	—	328,294,956
Futures	2,275,152	—	—	2,275,152
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	93,044,527	—	—	93,044,527

Total Assets	$3,399,522,891	$10,261,776	$1,673	$3,409,786,340

Liabilities:
Futures	$(23,340)	$—	$—	$(23,340)

Total Liabilities	$(23,340)	$—	$—	$(23,340)

Total	$3,399,499,551	$10,261,776	$1,673	$3,409,763,000

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,382,363,983
Aggregate gross unrealized depreciation	(125,194,264)

Net unrealized appreciation	$1,257,169,719

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,152,593,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (11.6%)
Banco do Brasil SA	1,668,600	$8,251,696
BB Seguridade Participacoes SA	1,429,000	10,104,382
CCR SA	1,895,510	3,876,421
Engie Brasil Energia SA	527,300	3,566,803
Petroleo Brasileiro SA (ADR)	569,100	8,160,894
PRIO SA*	642,000	4,494,546
Rede D’Or Sao Luiz SA(m)*	449,300	2,220,340
Vale SA (ADR), Class B	597,192	5,959,976
Vibra Energia SA	1,415,900	4,431,472

		51,066,530

Chile (0.6%)
Sociedad Quimica y Minera de Chile SA (ADR)	63,411	2,519,319

China (27.8%)
Alibaba Group Holding Ltd. (ADR)	66,560	8,801,229
Anhui Conch Cement Co. Ltd., Class H	1,880,874	5,317,676
China Construction Bank Corp., Class H	15,264,574	13,496,234
China Medical System Holdings Ltd.	4,386,000	4,199,179
China Merchants Bank Co. Ltd., Class H	1,316,281	7,764,272
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,856,200	4,200,428
ENN Natural Gas Co. Ltd., Class A	1,583,910	4,278,831
Gree Electric Appliances, Inc. of Zhuhai, Class A	523,698	3,282,997
Hengan International Group Co. Ltd.	1,465,973	4,088,134
Huayu Automotive Systems Co. Ltd., Class A	1,537,196	3,828,311
JD.com, Inc. (ADR)	115,301	4,741,177
Lenovo Group Ltd.	2,996,000	4,034,991
Midea Group Co. Ltd., Class A	554,200	5,999,242
NetEase, Inc. (ADR)	92,198	9,489,018
Ping An Insurance Group Co. of China Ltd., Class H	1,092,500	6,500,427
Sinopharm Group Co. Ltd., Class H	3,020,231	7,001,904
Tencent Holdings Ltd.	69,000	4,407,019
Tingyi Cayman Islands Holding Corp.	5,346,000	8,972,461
Want Want China Holdings Ltd.	6,526,000	4,109,440
Weichai Power Co. Ltd., Class H	3,569,906	7,514,674

		122,027,644

Egypt (0.8%)
Commercial International Bank - Egypt (CIB) (Registered) (GDR)(m)	2,251,740	3,400,127

Greece (3.2%)
Metlen Energy & Metals SA	92,667	4,068,154
National Bank of Greece SA	599,493	6,125,790
OPAP SA	191,010	3,785,862

		13,979,806

Hong Kong (0.7%)
ASMPT Ltd.	456,112	3,185,741

Hungary (3.1%)
MOL Hungarian Oil & Gas plc	607,370	4,777,543
OTP Bank Nyrt.	131,804	8,846,108

		13,623,651

India (4.9%)
Axis Bank Ltd.	275,632	3,539,124
Indus Towers Ltd.*	2,241,060	8,689,799
Tata Consultancy Services Ltd.	83,107	3,492,133
UPL Ltd.	781,746	5,777,940

		21,498,996

Indonesia (4.2%)
Astra International Tbk. PT	15,626,396	4,621,445
Bank Mandiri Persero Tbk. PT*	18,449,256	5,729,021
Telkom Indonesia Persero Tbk. PT (ADR)(x)*	347,133	5,127,155
United Tractors Tbk. PT	2,069,800	2,934,479

		18,412,100

Mexico (7.5%)
America Movil SAB de CV (ADR)	364,997	5,190,257
Cemex SAB de CV (ADR)	885,386	4,967,015
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	29,163	5,410,028
Grupo Financiero Banorte SAB de CV, Class O	948,047	6,582,058
Grupo Mexico SAB de CV	616,279	3,078,911
Kimberly-Clark de Mexico SAB de CV, Class A	2,350,473	3,851,126
Ternium SA (ADR)	116,043	3,615,900

		32,695,295

Peru (0.8%)
Credicorp Ltd.	17,802	3,314,020

Philippines (0.4%)
International Container Terminal Services, Inc.	300,400	1,863,556

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (7.7%)
Bidvest Group Ltd.(x)	388,404	4,988,772
Life Healthcare Group Holdings Ltd.	3,990,553	3,010,054
Nedbank Group Ltd.	499,185	7,003,837
Sanlam Ltd.	1,273,108	5,745,824
Standard Bank Group Ltd.	529,206	6,910,129
Vodacom Group Ltd.	874,101	5,980,691

		33,639,307

South Korea (9.5%)
Coway Co. Ltd.	76,566	4,211,780
Hyundai Mobis Co. Ltd.	21,601	3,821,433
KB Financial Group, Inc.	132,393	7,102,918
Kia Corp.	60,262	3,777,374
KT Corp.	136,347	4,592,741
KT&G Corp.	41,688	2,862,246
Shinhan Financial Group Co. Ltd.	192,114	6,138,515
SK Hynix, Inc.	71,978	9,321,701

		41,828,708

Taiwan (11.3%)
ASE Technology Holding Co. Ltd.	1,814,000	7,812,725
Globalwafers Co. Ltd.	342,000	3,285,837
MediaTek, Inc.	198,000	8,289,135
Novatek Microelectronics Corp.	352,000	5,777,878
Taiwan Semiconductor Manufacturing Co. Ltd.	582,429	15,962,966
Wiwynn Corp.	77,000	3,791,733
Yageo Corp.	324,826	4,705,709

		49,625,983

Thailand (1.7%)
Kasikornbank PCL	912,267	4,342,848
PTT Exploration & Production PCL	898,800	3,086,520

		7,429,368

Turkiye (0.7%)
BIM Birlesik Magazalar A/S	241,399	2,900,081

United Kingdom (1.3%)
Unilever plc	95,374	5,676,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United States (0.8%)
Schlumberger NV	81,332	$3,399,678

Total Common Stocks (98.6%) (Cost $413,478,975)		432,086,070

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	4,778,250	4,778,250

Total Short-Term Investments (1.1%) (Cost $4,778,250)		4,778,250

Total Investments in Securities (99.7%) (Cost $418,257,225)		436,864,320

Other Assets Less Liabilities (0.3%)		1,527,110

Net Assets (100%)		$438,391,430

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,620,467 or 1.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $6,771,907. This was collateralized by $2,394,690 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $4,778,250 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$120,897,330	27.6%
Information Technology	69,660,549	15.9
Consumer Discretionary	46,680,877	10.7
Communication Services	43,476,680	9.9
Consumer Staples	36,660,076	8.4
Industrials	32,343,050	7.4
Materials	31,236,737	7.1
Energy	26,853,660	6.1
Health Care	16,431,477	3.7
Utilities	7,845,634	1.8
Investment Company	4,778,250	1.1
Cash and Other	1,527,110	0.3

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$51,066,530	$—	$—		$51,066,530
Chile	2,519,319	—	—		2,519,319
China	23,031,424	98,996,220	—		122,027,644
Egypt	—	3,400,127	—		3,400,127
Greece	—	13,979,806	—		13,979,806
Hong Kong	—	3,185,741	—		3,185,741
Hungary	—	13,623,651	—		13,623,651
India	—	21,498,996	—		21,498,996
Indonesia	5,127,155	13,284,945	—		18,412,100
Mexico	32,695,295	—	—		32,695,295
Peru	3,314,020	—	—		3,314,020
Philippines	—	1,863,556	—		1,863,556
Russia	—	—	—	(a)	—	(a)
South Africa	—	33,639,307	—		33,639,307
South Korea	—	41,828,708	—		41,828,708
Taiwan	—	49,625,983	—		49,625,983
Thailand	—	7,429,368	—		7,429,368
Turkiye	—	2,900,081	—		2,900,081
United Kingdom	—	5,676,160	—		5,676,160
United States	3,399,678	—	—		3,399,678
Short-Term Investments
Investment Companies	4,778,250	—	—		4,778,250

Total Assets	$125,931,671	$310,932,649	$—		$436,864,320

Total Liabilities	$—	$—	$—		$—

Total	$125,931,671	$310,932,649	$—		$436,864,320

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,815,204
Aggregate gross unrealized depreciation	(51,420,044)

Net unrealized appreciation	$16,395,160

Federal income tax cost of investments in securities and derivative instruments, if applicable	$420,469,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (45.2%)
Communication Services (5.9%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$11,939,158
4.300%, 12/15/42	12,555,000	10,504,127
4.750%, 5/15/46	6,940,000	5,972,316
4.550%, 3/9/49	7,826,000	6,513,434
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,212,630
4.895%, 3/6/48	640,000	534,644
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,443,423
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,350,516
2.850%, 9/3/41	6,480,000	4,545,248
4.862%, 8/21/46	4,360,000	3,893,774
3.700%, 3/22/61	155,000	105,671

		56,014,941

Entertainment (0.3%)
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	261,166
Walt Disney Co. (The)
4.625%, 3/23/40	1,522,000	1,425,067
Warnermedia Holdings, Inc.
5.050%, 3/15/42	7,561,000	5,991,632

		7,677,865

Media (2.4%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,856,306
5.375%, 5/1/47	2,529,000	2,083,694
5.750%, 4/1/48	7,520,000	6,461,184
3.900%, 6/1/52	2,045,000	1,323,994
6.834%, 10/23/55	23,000	22,323
3.950%, 6/30/62	1,487,000	908,438
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,830,932
3.750%, 4/1/40	210,000	171,801
3.969%, 11/1/47	2,640,000	2,030,205
4.049%, 11/1/52	225,000	170,542
5.650%, 6/1/54	4,600,000	4,471,699
2.937%, 11/1/56	8,190,000	4,766,299
2.987%, 11/1/63	289,000	163,069
Discovery Communications LLC
5.200%, 9/20/47	6,428,000	5,056,748
Fox Corp.
5.576%, 1/25/49	7,279,000	6,780,107
Grupo Televisa SAB
6.625%, 1/15/40	2,970,000	2,737,449
5.000%, 5/13/45	400,000	290,232
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,783,306
Paramount Global
5.900%, 10/15/40	1,328,000	1,173,259
4.850%, 7/1/42	710,000	563,471
4.375%, 3/15/43	678,000	498,986
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,721,406
4.500%, 9/15/42	4,211,000	3,166,630

		62,032,080

Wireless Telecommunication Services (1.0%)
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	992,839
5.000%, 3/15/44(x)	3,712,000	3,277,332
4.350%, 5/1/49	3,960,000	3,069,455
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,799,870
Vodafone Group plc
5.250%, 5/30/48	6,920,000	6,341,199
4.875%, 6/19/49	5,530,000	4,689,249

		25,169,944

Total Communication Services		150,894,830

Consumer Discretionary (1.9%)
Automobile Components (0.0%)†
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	371,854

Automobiles (0.2%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,315,588

Broadline Retail (0.7%)
Alibaba Group Holding Ltd.
3.150%, 2/9/51	200,000	131,800
Amazon.com, Inc.
3.875%, 8/22/37	322,000	289,217
2.875%, 5/12/41	540,000	400,907
4.950%, 12/5/44	2,136,000	2,059,832
4.050%, 8/22/47	5,610,000	4,647,877
3.250%, 5/12/61	41,000	26,813
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,005,011
3.650%, 5/10/51	6,826,000	4,891,485
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,930,824

		18,383,766

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
4.875%, 12/9/45	6,916,000	6,238,255
4.450%, 3/1/47	2,590,000	2,183,048
3.625%, 9/1/49	67,000	48,180
Starbucks Corp.
4.500%, 11/15/48	251,000	208,851

		8,678,334

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,545,215

Leisure Products (0.1%)
Hasbro, Inc.
5.100%, 5/15/44	3,780,000	3,269,803

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	784,147
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	395,663
5.950%, 4/1/41	79,000	82,895
4.250%, 4/1/46	1,522,000	1,270,789
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	95,927
3.000%, 10/15/50	394,000	244,737
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,023,572

		9,897,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	$1,462,000	$1,158,211
3.375%, 3/27/50	150,000	105,726

		1,263,937

Total Consumer Discretionary		48,726,227

Consumer Staples (3.7%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	351,558
4.900%, 2/1/46	4,325,000	3,958,056
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	1,640,000	1,500,858
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	166,630
5.550%, 1/23/49	5,560,000	5,546,219
5.800%, 1/23/59	819,000	842,018
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	556,634
Diageo Capital plc
3.875%, 4/29/43	922,000	732,492
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,342,314
PepsiCo, Inc.
3.450%, 10/6/46	719,000	536,185

		23,532,964

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	130,487
4.450%, 2/1/47	3,500,000	2,882,748
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,873,695
6.600%, 4/1/50	2,690,000	2,905,969
Target Corp.
3.625%, 4/15/46	1,628,000	1,227,485
Walmart, Inc.
4.050%, 6/29/48	3,609,000	2,973,802

		11,994,186

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,658,477
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	9,788,755
General Mills, Inc.
5.400%, 6/15/40	147,000	143,505
4.700%, 4/17/48	390,000	336,897
JBS USA Holding Lux Sarl
4.375%, 2/2/52	961,000	740,020
6.500%, 12/1/52	2,330,000	2,414,137
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	659,180
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,854,848
5.100%, 9/28/48	3,472,000	3,114,821

		21,710,640

Household Products (0.2%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,109,230

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,152,564
Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	616,813
5.950%, 2/14/49	3,077,000	3,010,780
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	7,874,132
4.540%, 8/15/47	3,549,000	2,813,430
4.758%, 9/6/49	6,550,000	5,283,497
7.081%, 8/2/53	5,472,000	5,989,181
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	64,506
4.250%, 11/10/44	623,000	518,036
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,278,341

		27,448,716

Total Consumer Staples		93,948,300

Energy (3.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	580,729
Halliburton Co.
5.000%, 11/15/45	540,000	482,695
NOV, Inc.
3.950%, 12/1/42	767,000	564,092

		1,627,516

Oil, Gas & Consumable Fuels (3.7%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,168,410
2.939%, 6/4/51	8,235,000	5,128,084
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	252,112
Devon Energy Corp.
5.600%, 7/15/41	854,000	794,817
5.750%, 9/15/54	3,730,000	3,395,641
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	1,905,928
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,234,799
Enbridge, Inc.
4.500%, 6/10/44	185,000	153,129
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,212,855
6.500%, 2/1/42	7,690,000	7,911,224
5.000%, 5/15/44(e)	69,000	59,270
6.125%, 12/15/45	4,377,000	4,280,659
5.300%, 4/15/47	538,000	475,751
5.400%, 10/1/47	982,000	874,732
6.000%, 6/15/48	180,000	172,679
Enterprise Products Operating LLC
6.125%, 10/15/39	302,000	318,730
5.550%, 2/16/55	5,650,000	5,455,689
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,093,998
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,927,697
4.327%, 3/19/50	6,275,000	5,202,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hess Corp.
5.800%, 4/1/47	$1,250,000	$1,252,137
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	608,113
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,642,848
4.750%, 9/15/44	1,055,000	881,778
5.000%, 9/15/54	2,494,000	2,027,489
MPLX LP
5.200%, 3/1/47	2,449,000	2,147,919
5.500%, 2/15/49	880,000	796,412
Occidental Petroleum Corp.
6.200%, 3/15/40	2,900,000	2,862,677
6.600%, 3/15/46	4,540,000	4,557,042
ONEOK Partners LP
6.125%, 2/1/41	86,000	87,008
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,767,652
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	4,917,151
Phillips 66
5.875%, 5/1/42	1,742,000	1,721,387
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	6,991,988
Shell Finance US, Inc.
4.125%, 5/11/35	222,000	206,837
4.000%, 5/10/46	820,000	651,932
3.250%, 4/6/50	5,890,000	4,031,858
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	1,888,105
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	1,968,859
Valero Energy Corp.
6.625%, 6/15/37	104,000	110,912
Williams Cos., Inc. (The)
5.100%, 9/15/45	1,435,000	1,292,369

		95,430,974

Total Energy		97,058,490

Financials (7.2%)
Banks (2.6%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	85,000	76,341
5.875%, 2/7/42	12,210,000	12,699,603
(SOFR + 1.58%), 3.311%, 4/22/42(k)	8,700,000	6,626,763
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48(k)	4,559,000	3,830,747
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	124,932
Citigroup, Inc.
5.875%, 1/30/42	980,000	998,740
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,254,633
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	387,455
Fifth Third Bancorp
8.250%, 3/1/38	338,000	403,155
HSBC Holdings plc
6.800%, 6/1/38	267,000	294,859
6.100%, 1/14/42	5,777,000	6,067,483
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)(x)	159,000	137,183
5.400%, 1/6/42	163,000	161,638
(SOFR + 1.46%), 3.157%, 4/22/42(k)	8,690,000	6,463,533
5.625%, 8/16/43	7,704,000	7,723,612
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	29,410
(Zero Coupon), 6/29/37	135,000	78,437
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,068,235
2.930%, 9/17/41	212,000	153,749
6.184%, 7/13/43	7,050,000	7,578,872
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,975,958
5.606%, 1/15/44	151,000	144,073
3.900%, 5/1/45	408,000	319,334
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51(k)	4,593,000	4,116,142
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,108,609

		65,823,496

Capital Markets (1.7%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	832,382
5.968%, 3/4/54	20,000	19,988
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42(k)	8,542,000	6,275,850
(SOFR + 1.47%), 2.908%, 7/21/42(k)	2,510,000	1,759,705
4.800%, 7/8/44	6,797,000	6,034,161
4.750%, 10/21/45	1,250,000	1,098,166
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,155,003
Moody’s Corp.
5.250%, 7/15/44	55,000	52,146
4.875%, 12/17/48	6,262,000	5,560,003
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42(k)	8,730,000	6,472,234
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,766,465
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	68,512
Raymond James Financial, Inc.
4.950%, 7/15/46	2,201,000	1,985,813
3.750%, 4/1/51	3,680,000	2,660,102
UBS AG
4.500%, 6/26/48	3,200,000	2,712,506

		44,453,036

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,568,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Financial Services (0.6%)
Global Payments, Inc.
4.150%, 8/15/49	$290,000	$216,032
Mastercard, Inc.
3.950%, 2/26/48	493,000	399,000
3.650%, 6/1/49	64,000	48,813
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,309,439
PayPal Holdings, Inc.
5.500%, 6/1/54	4,060,000	3,899,186
Shell International Finance BV
5.500%, 3/25/40	4,250,000	4,309,032
Woodside Finance Ltd.
5.700%, 9/12/54	1,370,000	1,277,410

		14,458,912

Insurance (2.2%)
Alleghany Corp.
3.250%, 8/15/51	850,000	561,382
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	929,309
3.850%, 8/10/49	2,664,000	1,984,496
American International Group, Inc.
4.750%, 4/1/48	6,870,000	6,050,546
Aon Corp.
2.900%, 8/23/51	5,200,000	3,160,986
Aon Global Ltd.
4.750%, 5/15/45	846,000	737,086
Aon North America, Inc.
5.750%, 3/1/54	5,850,000	5,734,973
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,579,076
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	5,775,494
Chubb Corp. (The)
6.000%, 5/11/37	328,000	350,002
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,352,495
Hartford Insurance Group, Inc. (The)
4.400%, 3/15/48	7,230,000	6,086,918
2.900%, 9/15/51	166,000	104,329
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	20,622
5.700%, 9/15/53	780,000	785,352
MetLife, Inc.
5.700%, 6/15/35	126,000	131,295
6.400%, 12/15/36	170,000	172,550
4.875%, 11/13/43	686,000	624,769
Progressive Corp. (The)
4.125%, 4/15/47	832,000	679,499
3.950%, 3/26/50	691,000	543,145
Prudential Financial, Inc.
4.600%, 5/15/44	1,322,000	1,157,249
3.935%, 12/7/49	7,385,000	5,595,224
Travelers Cos., Inc. (The)
6.250%, 6/15/37	204,000	219,879
3.750%, 5/15/46	871,000	674,091
4.000%, 5/30/47	174,000	139,323
2.550%, 4/27/50	172,000	102,066
Willis North America, Inc.
5.900%, 3/5/54	5,450,000	5,337,217

		56,589,373

Total Financials		183,893,702

Health Care (7.7%)
Biotechnology (1.9%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	412,552
4.050%, 11/21/39	6,970,000	6,087,542
4.400%, 11/6/42	31,000	27,113
4.450%, 5/14/46	297,000	256,776
4.875%, 11/14/48	5,889,000	5,357,447
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,330,647
5.150%, 11/15/41	8,059,000	7,581,411
5.600%, 3/2/43	7,510,000	7,412,707
4.563%, 6/15/48	1,009,000	844,136
5.650%, 3/2/53	680,000	662,092
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,950,279
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,541,473
3.150%, 5/1/50	1,279,000	799,568
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	6,917,519
4.750%, 3/1/46	1,570,000	1,403,840
4.150%, 3/1/47	804,000	656,434

		49,241,536

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
4.750%, 4/15/43	150,000	141,387
4.900%, 11/30/46	6,620,000	6,239,564
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	884,454
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	124,572
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,850,619
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	283,932
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,961,081
Stryker Corp.
4.375%, 5/15/44	157,000	134,004
4.625%, 3/15/46	144,000	126,727

		14,746,340

Health Care Providers & Services (3.0%)
Banner Health
2.907%, 1/1/42	5,162,000	3,756,674
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	949,365
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	880,765
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,246,579
Children’s Health System of Texas
2.511%, 8/15/50	590,000	353,584
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,046,237
6.125%, 11/15/41	261,000	266,423
4.800%, 7/15/46	1,279,000	1,100,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
CommonSpirit Health
3.910%, 10/1/50	$1,192,000	$875,949
CVS Health Corp.
2.700%, 8/21/40	219,000	147,141
6.000%, 6/1/44	3,860,000	3,728,535
5.125%, 7/20/45	2,245,000	1,954,288
5.050%, 3/25/48	10,191,000	8,623,056
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,416,691
4.375%, 12/1/47	920,000	749,157
4.550%, 3/1/48	6,930,000	5,750,183
3.125%, 5/15/50	3,631,000	2,353,714
3.600%, 3/15/51	1,927,000	1,355,332
5.650%, 6/15/54	720,000	692,199
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,596,952
5.250%, 6/15/49	3,520,000	3,074,726
3.500%, 7/15/51	419,000	273,895
5.900%, 6/1/53	4,960,000	4,704,452
Humana, Inc.
4.950%, 10/1/44	909,000	773,957
5.750%, 4/15/54	1,320,000	1,213,694
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	2,968,803
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	908,878
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	428,236
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,746,478
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	660,123
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	519,956
3.361%, 8/15/50	2,003,000	1,398,874
UnitedHealth Group, Inc.
5.500%, 7/15/44	7,030,000	6,908,484
4.250%, 4/15/47	96,000	77,701
3.700%, 8/15/49	4,300,000	3,132,903
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	604,046

		78,238,460

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,733,489

Pharmaceuticals (2.1%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,723,948
4.375%, 11/16/45	933,000	805,882
4.375%, 8/17/48	5,814,000	4,948,085
Eli Lilly & Co.
4.150%, 3/15/59	673,000	527,806
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	862,595
Johnson & Johnson
3.700%, 3/1/46	3,013,000	2,418,986
3.750%, 3/3/47	1,568,000	1,266,959
Merck & Co., Inc.
4.150%, 5/18/43	232,000	196,667
4.000%, 3/7/49	4,607,000	3,661,101
Mylan, Inc.
5.400%, 11/29/43	8,430,000	7,006,980
5.200%, 4/15/48	1,431,000	1,129,362
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,528,990
Pfizer, Inc.
3.900%, 3/15/39	33,000	28,354
4.300%, 6/15/43	179,000	153,627
4.125%, 12/15/46	227,000	184,339
4.200%, 9/15/48	4,713,000	3,848,090
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	5,076,959
3.175%, 7/9/50	400,000	260,761
Viatris, Inc.
3.850%, 6/22/40	7,200,000	5,274,162
4.000%, 6/22/50	7,991,000	5,244,110

		53,147,763

Total Health Care		197,107,588

Industrials (4.0%)
Aerospace & Defense (1.3%)
Boeing Co. (The)
5.705%, 5/1/40	5,213,000	5,058,190
3.850%, 11/1/48	38,000	26,657
5.805%, 5/1/50	11,061,000	10,407,449
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,796,058
L3Harris Technologies, Inc.
5.054%, 4/27/45	766,000	703,305
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,345,607
4.750%, 6/1/43	402,000	362,433
5.250%, 5/1/50	12,515,000	11,732,762
RTX Corp.
4.350%, 4/15/47	298,000	246,692

		32,679,153

Air Freight & Logistics (0.4%)
FedEx Corp.
4.400%, 1/15/47§	7,305,000	5,791,507
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	121,759
5.300%, 4/1/50	2,870,000	2,713,631
5.500%, 5/22/54	1,490,000	1,443,218

		10,070,115

Commercial Services & Supplies (0.4%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	879,070
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,433,750
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	876,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.350%, 10/15/54	$5,460,000	$5,299,453

		10,488,548

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	640,107
3.915%, 9/15/47	329,000	262,724
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,458,002

		3,360,833

Ground Transportation (1.3%)
Burlington Northern Santa Fe LLC
5.750%, 5/1/40	4,740,000	4,903,785
4.400%, 3/15/42	92,000	80,598
4.900%, 4/1/44	850,000	785,068
4.700%, 9/1/45	2,771,000	2,480,292
4.125%, 6/15/47	539,000	439,468
5.500%, 3/15/55	5,400,000	5,342,304
Canadian National Railway Co.
3.650%, 2/3/48	264,000	199,733
Canadian Pacific Railway Co.
3.100%, 12/2/51(x)	830,000	535,446
CSX Corp.
6.150%, 5/1/37	32,000	34,474
4.100%, 3/15/44	32,000	26,515
4.750%, 11/15/48	4,706,000	4,153,758
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	200,362
3.942%, 11/1/47	7,186,000	5,572,484
4.050%, 8/15/52	1,015,000	785,046
3.155%, 5/15/55	4,276,000	2,708,180
Uber Technologies, Inc.
5.350%, 9/15/54	160,000	149,303
Union Pacific Corp.
5.600%, 12/1/54	5,400,000	5,387,099

		33,783,915

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	24,309
3.250%, 8/26/49	3,076,000	2,099,926
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	2,981,936

		5,106,171

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	27,589
3.803%, 8/15/42	522,000	428,232
4.750%, 5/15/64	522,000	450,987
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,246,826
Deere & Co.
3.900%, 6/9/42(x)	503,000	422,858
2.875%, 9/7/49	804,000	528,499
3.750%, 4/15/50	665,000	515,159
Parker-Hannifin Corp.
4.000%, 6/14/49	1,385,000	1,092,840

		6,712,990

Total Industrials		102,201,725

Information Technology (3.3%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	30,688

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
5.375%, 11/15/54	4,590,000	4,485,223
Corning, Inc.
4.750%, 3/15/42	201,000	179,487
5.350%, 11/15/48	5,255,000	4,916,693

		9,581,403

IT Services (0.1%)
IBM International Capital Pte. Ltd.
5.300%, 2/5/54(x)	2,300,000	2,129,972
International Business Machines Corp.
4.700%, 2/19/46	319,000	277,999

		2,407,971

Semiconductors & Semiconductor Equipment (1.3%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,150,464
4.350%, 4/1/47	2,900,000	2,475,452
Broadcom, Inc.
3.500%, 2/15/41§	1,116,000	873,017
Intel Corp.
4.600%, 3/25/40	8,955,000	7,692,097
4.800%, 10/1/41	87,000	73,682
5.625%, 2/10/43	5,260,000	4,948,641
4.100%, 5/19/46	1,472,000	1,088,680
4.100%, 5/11/47	7,099,000	5,203,820
KLA Corp.
5.000%, 3/15/49	4,044,000	3,719,998
NXP BV
3.250%, 5/11/41	3,363,000	2,456,494
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,094,423
4.300%, 5/20/47	801,000	669,862
Texas Instruments, Inc.
4.150%, 5/15/48(x)	406,000	334,008
TSMC Arizona Corp.
4.500%, 4/22/52(x)	800,000	738,960

		32,519,598

Software (1.0%)
Microsoft Corp.
3.450%, 8/8/36	65,000	57,838
4.450%, 11/3/45	925,000	854,868
3.700%, 8/8/46	997,000	802,662
3.041%, 3/17/62	70,000	45,277
Oracle Corp.
3.900%, 5/15/35	215,000	190,916
6.500%, 4/15/38	346,000	370,423
3.600%, 4/1/40	9,587,000	7,469,928
4.500%, 7/8/44	1,011,000	844,550
4.125%, 5/15/45	870,000	680,308
4.000%, 11/15/47	4,340,000	3,279,052
6.900%, 11/9/52	5,530,000	6,089,443
5.550%, 2/6/53	6,410,000	5,954,459
4.375%, 5/15/55	305,000	234,839

		26,874,563

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
4.500%, 2/23/36	439,000	434,363
4.650%, 2/23/46	6,400,000	5,873,336
3.850%, 8/4/46	4,660,000	3,784,041
4.250%, 2/9/47(x)	1,000,000	859,646
Dell International LLC
8.350%, 7/15/46	250,000	312,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	$2,080,000	$2,121,595
HP, Inc.
6.000%, 9/15/41	930,000	929,388

		14,314,457

Total Information Technology		85,728,680

Materials (1.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,003,657
Dow Chemical Co. (The)
5.550%, 11/30/48	6,791,000	6,295,915
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	206,882
5.419%, 11/15/48	8,454,000	8,468,605
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	951,297
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,435,497
3.950%, 12/1/47	202,000	160,237
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	757,046
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	155,481

		19,434,617

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	33,009

Containers & Packaging (0.3%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,831,207
4.800%, 6/15/44	258,000	225,193
4.400%, 8/15/47	492,000	401,156
Packaging Corp. of America
4.050%, 12/15/49	898,000	685,991

		6,143,547

Metals & Mining (0.6%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,493,918
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53(x)	3,350,000	3,281,273
Freeport-McMoRan, Inc.
5.450%, 3/15/43	2,100,000	1,967,243
Nucor Corp.
5.200%, 8/1/43	559,000	547,576
4.400%, 5/1/48	3,428,000	2,849,671
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	78,667
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,167,787
Southern Copper Corp.
7.500%, 7/27/35	139,000	158,099
5.875%, 4/23/45(x)	2,699,000	2,639,622
Vale SA
5.625%, 9/11/42	2,170,000	2,117,356

		16,301,212

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	540,637

Total Materials		42,453,022

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,633,874
VICI Properties LP (REIT)
5.625%, 5/15/52	1,650,000	1,503,568

		7,137,442

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	457,646
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,306,532
4.950%, 9/1/48	1,523,000	1,375,182

		5,139,360

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,933,880
2.125%, 10/15/50	284,000	150,535

		2,084,415

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	435,217
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	175,974

		611,191

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	611,902
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,007,564

		2,619,466

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	277,865

Total Real Estate		17,869,739

Utilities (5.3%)
Electric Utilities (3.5%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,316,502
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	443,828
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	208,966
4.000%, 3/1/48	347,000	271,073
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,549,961
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	257,782
4.250%, 12/15/41	293,000	247,423
3.450%, 4/15/51	5,398,000	3,753,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp.
3.300%, 6/15/41	$1,991,000	$1,461,203
3.500%, 6/15/51	467,000	315,486
6.100%, 9/15/53	6,050,000	6,113,222
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	6,790,096
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,660,133
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,279,931
Eversource Energy
3.450%, 1/15/50	3,723,000	2,552,946
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,738,084
Florida Power & Light Co.
5.690%, 3/1/40	408,000	424,072
4.050%, 10/1/44	7,794,000	6,382,795
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,105,809
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,035,049
Nevada Power Co.
6.000%, 3/15/54	280,000	284,951
NSTAR Electric Co.
4.400%, 3/1/44	563,000	476,256
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	607,003
Pacific Gas and Electric Co.
4.500%, 7/1/40	9,440,000	7,975,167
4.200%, 6/1/41	9,666,000	7,628,639
3.500%, 8/1/50	11,087,000	7,294,566
6.750%, 1/15/53	5,830,000	6,047,874
PacifiCorp
4.150%, 2/15/50	338,000	258,362
5.800%, 1/15/55	1,920,000	1,857,260
PECO Energy Co.
2.850%, 9/15/51	757,000	468,342
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	140,952
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,061,000	822,310
Southern California Edison Co.
4.050%, 3/15/42	40,000	31,281
4.650%, 10/1/43	8,111,000	6,757,347
4.000%, 4/1/47	1,031,000	764,039
Series H
3.650%, 6/1/51	7,241,000	4,913,100
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	37,884
Southwestern Public Service Co.
6.000%, 6/1/54	560,000	561,319
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,663,949

		88,498,438

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,493,546
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	25,613
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,096,254
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	5,972,197

		10,587,610

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,065,216
6.500%, 10/1/53	1,730,000	1,813,775

		2,878,991

Multi-Utilities (1.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,840,490
4.500%, 2/1/45	1,770,000	1,520,227
2.850%, 5/15/51	82,000	49,939
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,148,939
5.700%, 5/15/54	2,650,000	2,623,049
4.500%, 5/15/58	431,000	346,668
Series E
4.650%, 12/1/48	61,000	52,054
Consumers Energy Co.
3.950%, 5/15/43	854,000	699,391
3.750%, 2/15/50	793,000	603,259
3.100%, 8/15/50	215,000	143,701
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	376,264
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,815,777
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,594,051
Sempra
4.000%, 2/1/48	912,000	668,950
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	122,010

		30,604,769

Water Utilities (0.1%)
American Water Capital Corp.
4.150%, 6/1/49	2,197,000	1,745,232

Total Utilities		134,315,040

Total Corporate Bonds		1,154,197,343

Foreign Government Securities (2.2%)
Hungary Government Bond
7.625%, 3/29/41	68,000	76,503
Italian Republic Government Bond
4.000%, 10/17/49	437,000	320,881
3.875%, 5/6/51	3,799,000	2,640,398
Oriental Republic of Uruguay
7.625%, 3/21/36	377,768	446,711
Republic of Chile
3.100%, 5/7/41	2,309,000	1,700,579
4.340%, 3/7/42	8,600,000	7,378,800
5.330%, 1/5/54(x)	5,800,000	5,440,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Indonesia
3.050%, 3/12/51	$500,000	$320,625
5.450%, 9/20/52	5,200,000	4,972,500
3.350%, 3/12/71	485,000	297,062
Republic of Panama
6.700%, 1/26/36	368,000	351,072
Republic of Peru
3.550%, 3/10/51	2,614,000	1,791,897
5.875%, 8/8/54	3,430,000	3,307,378
2.780%, 12/1/60	635,000	343,535
3.230%, 7/28/21	571,000	304,343
Republic of Philippines
2.650%, 12/10/45	408,000	260,610
5.950%, 10/13/47	3,600,000	3,726,000
5.500%, 1/17/48	3,200,000	3,136,000
Republic of Poland
5.500%, 4/4/53	3,430,000	3,217,391
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,429,896
United Mexican States
4.280%, 8/14/41	10,597,000	8,024,578
5.550%, 1/21/45(x)	615,000	544,429
5.000%, 4/27/51	5,064,000	3,889,152
4.400%, 2/12/52	400,000	277,000
3.771%, 5/24/61	810,000	471,825

Total Foreign Government Securities		55,669,565

Municipal Bonds (1.5%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	1,500,000	1,213,950
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,795,201
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,274,315
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,108,194
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds,
Series 2019A
2.994%, 11/1/38	2,000,000	1,676,005
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	3,040,000	2,495,197
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,347,477
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A
6.668%, 11/15/39	150,000	163,859
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,492,803
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,224,268
4.458%, 10/1/62	3,900,000	3,313,288
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,104
State of California
7.625%, 3/1/40	4,735,000	5,695,594
7.600%, 11/1/40	2,980,000	3,630,192
State of California, Various Purposes, General Obligation Bonds,
Series 2009
7.550%, 4/1/39	5,170,000	6,253,573
State of Illinois
6.725%, 4/1/35	418,846	439,150

Total Municipal Bonds		37,133,170

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	2,968,187
Inter-American Development Bank
3.200%, 8/7/42	31,000	24,931
4.375%, 1/24/44	27,000	25,504

Total Supranational		3,018,622

U.S. Government Agency Securities (0.6%)
FHLB
5.500%, 7/15/36	4,730,000	5,146,197
FNMA
5.625%, 7/15/37	5,251,000	5,771,401
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,631,067
5.250%, 9/15/39	172,000	179,317
4.250%, 9/15/65	1,226,000	995,766

Total U.S. Government Agency Securities		13,723,748

U.S. Treasury Obligations (48.9%)
U.S. Treasury Bonds
4.500%, 2/15/36	20,958,400	21,505,584
1.125%, 5/15/40	62,211,500	39,202,353
4.375%, 5/15/40	20,361,000	20,124,521
1.125%, 8/15/40	57,442,000	35,820,917
1.375%, 11/15/40	33,224,000	21,496,004
1.875%, 2/15/41	116,696,700	81,521,654
4.750%, 2/15/41	33,949,200	34,852,836
2.250%, 5/15/41	66,338,700	48,960,070
1.750%, 8/15/41	12,146,000	8,195,667
2.000%, 11/15/41	50,235,800	35,130,844
2.375%, 2/15/42	5,499,000	4,065,299
3.375%, 8/15/42	2,441,000	2,084,791
3.625%, 8/15/43	23,035,300	20,158,256
2.875%, 11/15/46	22,082,000	16,608,391
3.125%, 5/15/48	2,761,700	2,139,076
3.375%, 11/15/48	276,101,900	223,024,126
3.000%, 2/15/49	75,389,000	56,730,124
2.875%, 5/15/49	10,008,800	7,340,109
2.375%, 11/15/49	58,474,200	38,480,509
1.625%, 11/15/50	208,000	112,545
2.875%, 5/15/52	72,889,100	52,632,089
3.000%, 8/15/52	110,845,000	82,104,743
4.000%, 11/15/52	26,099,800	23,414,363
3.625%, 2/15/53	170,604,400	142,950,587
3.625%, 5/15/53	63,137,900	52,913,986
4.125%, 8/15/53	37,941,000	34,790,083
4.750%, 11/15/53	5,698,000	5,795,404
4.250%, 2/15/54	65,251,000	61,179,462
4.625%, 5/15/54	45,026,000	44,955,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/15/54	$31,921,000	$29,978,253

Total U.S. Treasury Obligations		1,248,267,978

Total Long-Term Debt Securities (98.5%) (Cost $2,915,507,691)		2,512,010,426

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	2,312,525	2,312,525
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	10,236,509	10,239,580

Total Investment Companies		16,552,105

Total Short-Term Investments (0.6%) (Cost $16,552,876)		16,552,105

Total Investments in Securities (99.1%) (Cost $2,932,060,567)		2,528,562,531
Other Assets Less Liabilities (0.9%)		22,711,265

Net Assets (100%)		$2,551,273,796

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $6,664,524 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $6,197,142. This was collateralized by cash of $6,312,525 which was subsequently invested in investment companies.

Glossary:

BAM — Build America Mutual Assurance Co.

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

ST APPROP — State Appropriation

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$150,894,830	$—	$150,894,830
Consumer Discretionary	—	48,726,227	—	48,726,227
Consumer Staples	—	93,948,300	—	93,948,300
Energy	—	97,058,490	—	97,058,490
Financials	—	183,893,702	—	183,893,702
Health Care	—	197,107,588	—	197,107,588
Industrials	—	102,201,725	—	102,201,725
Information Technology	—	85,728,680	—	85,728,680
Materials	—	42,453,022	—	42,453,022
Real Estate	—	17,869,739	—	17,869,739
Utilities	—	134,315,040	—	134,315,040
Foreign Government Securities	—	55,669,565	—	55,669,565
Municipal Bonds	—	37,133,170	—	37,133,170
Short-Term Investments
Investment Companies	16,552,105	—	—	16,552,105
Supranational	—	3,018,622	—	3,018,622
U.S. Government Agency Securities	—	13,723,748	—	13,723,748
U.S. Treasury Obligations	—	1,248,267,978	—	1,248,267,978

Total Assets	$16,552,105	$2,512,010,426	$—	$2,528,562,531

Total	$16,552,105	$2,512,010,426	$—	$2,528,562,531

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,775,485
Aggregate gross unrealized depreciation	(415,403,721)

Net unrealized depreciation	$(409,628,236)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,938,190,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (21.6%)
Entertainment (9.5%)
Netflix, Inc.*	59,473	$55,460,357
Walt Disney Co. (The)	183,146	18,076,510

		73,536,867

Interactive Media & Services (12.1%)
Alphabet, Inc., Class A	220,900	34,159,976
Alphabet, Inc., Class C	17,014	2,658,097
Meta Platforms, Inc., Class A	98,689	56,880,392

		93,698,465

Total Communication Services		167,235,332

Consumer Discretionary (17.3%)
Automobile Components (0.8%)
Mobileye Global, Inc., Class A(x)*	414,817	5,971,291

Automobiles (5.3%)
Tesla, Inc.*	158,090	40,970,604

Broadline Retail (7.2%)
Alibaba Group Holding Ltd. (ADR)	58,020	7,671,984
Amazon.com, Inc.*	253,695	48,268,011

		55,939,995

Hotels, Restaurants & Leisure (3.6%)
Starbucks Corp.	136,750	13,413,807
Yum China Holdings, Inc.	143,825	7,487,530
Yum! Brands, Inc.	45,389	7,142,413

		28,043,750

Textiles, Apparel & Luxury Goods (0.4%)
Under Armour, Inc., Class A*	536,203	3,351,269

Total Consumer Discretionary		134,276,909

Consumer Staples (4.1%)
Beverages (4.1%)
Boston Beer Co., Inc. (The), Class A*	18,540	4,428,094
Monster Beverage Corp.*	466,278	27,286,588

Total Consumer Staples		31,714,682

Financials (10.1%)
Capital Markets (3.9%)
FactSet Research Systems, Inc.	21,337	9,700,654
MSCI, Inc.	17,656	9,984,468
SEI Investments Co.	133,190	10,339,540

		30,024,662

Financial Services (6.2%)
Block, Inc., Class A*	102,676	5,578,387
PayPal Holdings, Inc.*	95,895	6,257,149
Visa, Inc., Class A	104,599	36,657,765

		48,493,301

Total Financials		78,517,963

Health Care (14.6%)
Biotechnology (5.1%)
Alnylam Pharmaceuticals, Inc.*	77,191	20,843,114
CRISPR Therapeutics AG(x)*	87,326	2,971,704
Regeneron Pharmaceuticals, Inc.	25,116	15,929,320

		39,744,138

Health Care Equipment & Supplies (1.3%)
Intuitive Surgical, Inc.*	20,086	9,947,993

Health Care Technology (4.4%)
Doximity, Inc., Class A*	325,411	18,883,600
Veeva Systems, Inc., Class A*	66,403	15,380,927

		34,264,527

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	57,752	4,582,044

Pharmaceuticals (3.2%)
Novartis AG (ADR)	54,041	6,024,491
Novo Nordisk A/S (ADR)(x)	170,103	11,811,952
Roche Holding AG (ADR)(x)	163,311	6,720,248

		24,556,691

Total Health Care		113,095,393

Industrials (6.2%)
Aerospace & Defense (4.2%)
Boeing Co. (The)*	189,645	32,343,955

Air Freight & Logistics (1.0%)
Expeditors International of Washington, Inc.	67,579	8,126,375

Machinery (1.0%)
Deere & Co.	16,641	7,810,453

Total Industrials		48,280,783

Information Technology (25.4%)
IT Services (2.1%)
Shopify, Inc., Class A*	169,481	16,182,046

Semiconductors & Semiconductor Equipment (9.9%)
ARM Holdings plc (ADR)(x)*	138,632	14,804,511
NVIDIA Corp.	470,271	50,967,971
QUALCOMM, Inc.	72,709	11,168,830

		76,941,312

Software (13.4%)
Autodesk, Inc.*	83,731	21,920,776
Microsoft Corp.	55,792	20,943,759
Oracle Corp.	238,694	33,371,808
Salesforce, Inc.	57,413	15,407,352
Workday, Inc., Class A*	53,875	12,581,429

		104,225,124

Total Information Technology		197,348,482

Total Common Stocks (99.3%) (Cost $362,776,332)		770,469,544

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	21,535,320	21,535,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	5,000,000	$5,000,000

Total Investment Companies		28,535,320

Total Short-Term Investments (3.7%) (Cost $28,535,320)		28,535,320

Total Investments in Securities (103.0%) (Cost $391,311,652)		799,004,864
Other Assets Less Liabilities (-3.0%)		(23,450,654)

Net Assets (100%)		$775,554,210

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $32,544,367. This was collateralized by $5,815,117 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 4/24/25 – 2/15/55 and by cash of $28,535,320 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,235,332	$—	$—	$167,235,332
Consumer Discretionary	134,276,909	—	—	134,276,909
Consumer Staples	31,714,682	—	—	31,714,682
Financials	78,517,963	—	—	78,517,963
Health Care	113,095,393	—	—	113,095,393
Industrials	48,280,783	—	—	48,280,783
Information Technology	197,348,482	—	—	197,348,482
Short-Term Investments
Investment Companies	28,535,320	—	—	28,535,320

Total Assets	$799,004,864	$—	$—	$799,004,864

Total Liabilities	$—	$—	$—	$—

Total	$799,004,864	$—	$—	$799,004,864

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,374,096
Aggregate gross unrealized depreciation	(48,128,841)

Net unrealized appreciation	$407,245,255

Federal income tax cost of investments in securities and derivative instruments, if applicable	$391,759,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
Aristocrat Leisure Ltd.	278,739	$11,173,009
Lottery Corp. Ltd. (The)	704,950	2,096,723
WiseTech Global Ltd.	89,076	4,521,192

		17,790,924

Brazil (0.3%)
TOTVS SA	796,100	4,679,125

Canada (8.0%)
Agnico Eagle Mines Ltd.	283,867	30,754,806
Canadian Pacific Kansas City Ltd.	146,430	10,276,200
Element Fleet Management Corp.	659,744	13,116,484
Franco-Nevada Corp.	149,392	23,495,981
RB Global, Inc.	273,459	27,445,664

		105,089,135

China (3.6%)
Alibaba Group Holding Ltd.	666,500	10,963,510
China Resources Gas Group Ltd.	1,489,000	4,439,378
Kingsoft Corp. Ltd.	979,400	4,738,758
Tencent Holdings Ltd.	287,600	18,368,967
Yum China Holdings, Inc.	167,053	8,696,779

		47,207,392

Denmark (1.0%)
Novo Nordisk A/S, Class B	188,039	12,803,653

France (11.2%)
Air Liquide SA	143,631	27,200,678
Capgemini SE	142,600	21,286,396
Dassault Systemes SE	365,817	13,820,794
EssilorLuxottica SA	123,667	35,489,587
Kering SA	20,884	4,311,331
LVMH Moet Hennessy Louis Vuitton SE	47,911	29,617,584
Pernod Ricard SA	108,575	10,714,120
Sodexo SA	68,978	4,430,403

		146,870,893

Germany (10.6%)
Deutsche Boerse AG	87,949	25,876,507
GEA Group AG	308,211	18,629,712
Merck KGaA	64,632	8,847,641
SAP SE	234,916	62,081,186
Symrise AG, Class A	129,355	13,385,708
Zalando SE(m)*	298,200	10,240,811

		139,061,565

Hong Kong (2.3%)
AIA Group Ltd.	3,962,169	29,838,025

India (3.6%)
HDFC Bank Ltd.	1,131,187	24,043,803
Kotak Mahindra Bank Ltd.	251,760	6,365,340
Reliance Industries Ltd.	681,521	10,119,579
UPL Ltd.	938,845	6,939,069

		47,467,791

Ireland (0.3%)
Kingspan Group plc	54,849	4,397,705

Japan (9.7%)
Daiichi Sankyo Co. Ltd.	345,900	8,096,906
Hitachi Ltd.	1,884,000	43,435,376
Kose Corp.	26,300	1,090,646
LY Corp.	2,264,900	7,645,302
Nomura Research Institute Ltd.	443,200	14,289,720
Obic Co. Ltd.	397,700	11,425,357
Oracle Corp.	94,400	9,852,870
Pan Pacific International Holdings Corp.	285,000	7,769,618
Resonac Holdings Corp.	336,800	6,660,103
Sugi Holdings Co. Ltd.	298,800	5,603,869
Terumo Corp.	604,400	11,270,797

		127,140,564

Macau (0.4%)
Sands China Ltd.*	2,815,200	5,643,822

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	1,275,825	8,857,740

Netherlands (3.8%)
Akzo Nobel NV	107,640	6,597,049
ASML Holding NV	17,502	11,468,497
Heineken NV	388,920	31,700,245

		49,765,791

Peru (1.0%)
Credicorp Ltd.	71,233	13,260,735

Singapore (1.6%)
DBS Group Holdings Ltd.	543,010	18,674,948
Singapore Technologies Engineering Ltd.	559,600	2,809,464

		21,484,412

South Korea (1.0%)
Amorepacific Corp.	79,329	5,462,792
NAVER Corp.	62,773	8,142,372

		13,605,164

Spain (2.4%)
Amadeus IT Group SA	407,986	31,101,446

Sweden (1.8%)
Assa Abloy AB, Class B	808,380	24,118,383

Switzerland (1.4%)
Sika AG (Registered)	35,968	8,667,772
Sonova Holding AG (Registered)	32,329	9,373,108

		18,040,880

Taiwan (5.3%)
Delta Electronics, Inc.	1,128,000	12,230,404
Taiwan Semiconductor Manufacturing Co. Ltd.	2,108,000	57,775,168

		70,005,572

Thailand (0.4%)
Kasikornbank PCL	1,049,000	4,993,766

United Kingdom (9.4%)
AstraZeneca plc	150,827	21,926,256
Burberry Group plc	291,568	2,906,853
Compass Group plc	409,039	13,489,443
Diageo plc	605,211	15,748,984
Flutter Entertainment plc, Class DI*	75,259	16,673,631
London Stock Exchange Group plc	76,579	11,336,338
Reckitt Benckiser Group plc	323,253	21,838,496
Rolls-Royce Holdings plc*	2,097,561	20,294,338

		124,214,339

United States (17.4%)
Experian plc	391,932	18,064,005
Haleon plc	1,857,468	9,388,791
James Hardie Industries plc (CHDI)*	333,117	8,009,541
Linde plc	74,285	34,590,067
Nestle SA (Registered)	458,087	46,259,176
QIAGEN NV*	311,645	12,358,805
Roche Holding AG	146,083	47,967,799
Schneider Electric SE	198,928	45,332,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	343,228	$6,702,652

		228,673,339

Total Investments in Securities (98.5%) (Cost $867,717,751)		1,296,112,161
Other Assets Less Liabilities (1.5%)		19,406,530

Net Assets (100%)		$1,315,518,691

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $10,240,811 or 0.8% of net assets.

Glossary:

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Industrials	$227,919,834	17.3%
Information Technology	223,430,709	17.0
Health Care	177,523,343	13.5
Materials	166,300,774	12.6
Consumer Discretionary	159,114,963	12.1
Financials	143,247,202	10.9
Consumer Staples	138,418,328	10.5
Communication Services	38,895,399	3.0
Energy	16,822,231	1.3
Utilities	4,439,378	0.3
Cash and Other	19,406,530	1.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$17,790,924	$—	$17,790,924
Brazil	4,679,125	—	—	4,679,125
Canada	105,089,135	—	—	105,089,135
China	8,696,779	38,510,613	—	47,207,392
Denmark	—	12,803,653	—	12,803,653
France	—	146,870,893	—	146,870,893
Germany	—	139,061,565	—	139,061,565
Hong Kong	—	29,838,025	—	29,838,025
India	—	47,467,791	—	47,467,791
Ireland	—	4,397,705	—	4,397,705
Japan	—	127,140,564	—	127,140,564
Macau	—	5,643,822	—	5,643,822
Mexico	8,857,740	—	—	8,857,740
Netherlands	—	49,765,791	—	49,765,791
Peru	13,260,735	—	—	13,260,735
Singapore	—	21,484,412	—	21,484,412
South Korea	—	13,605,164	—	13,605,164
Spain	—	31,101,446	—	31,101,446
Sweden	—	24,118,383	—	24,118,383
Switzerland	—	18,040,880	—	18,040,880
Taiwan	—	70,005,572	—	70,005,572
Thailand	—	4,993,766	—	4,993,766
United Kingdom	16,673,631	107,540,708	—	124,214,339
United States	34,590,067	194,083,272	—	228,673,339

Total Assets	$191,847,212	$1,104,264,949	$—	$1,296,112,161

Total Liabilities	$—	$—	$—	$—

Total	$191,847,212	$1,104,264,949	$—	$1,296,112,161

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$492,184,948
Aggregate gross unrealized depreciation	(70,649,008)

Net unrealized appreciation	$421,535,940

Federal income tax cost of investments in securities and derivative instruments, if applicable	$874,576,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.0%)
Glencore plc	3,409,969	$12,346,732
Woodside Energy Group Ltd.	881,774	12,738,576

		25,085,308

Brazil (2.0%)
Petroleo Brasileiro SA (ADR)	439,259	5,727,937
Wheaton Precious Metals Corp.	244,287	18,956,624

		24,684,561

Canada (5.1%)
Agnico Eagle Mines Ltd.	149,780	16,227,511
Franco-Nevada Corp.	299,316	47,075,634

		63,303,145

Denmark (0.2%)
Novonesis (Novozymes) B	36,728	2,134,591

France (12.2%)
Capgemini SE	87,981	13,133,229
Cie de Saint-Gobain SA	215,348	21,352,876
Dassault Systemes SE	342,131	12,925,922
EssilorLuxottica SA	69,681	19,996,846
Legrand SA	295,053	31,023,528
LVMH Moet Hennessy Louis Vuitton SE	6,909	4,271,000
Pernod Ricard SA	122,477	12,085,962
TotalEnergies SE	555,891	35,860,727

		150,650,090

Germany (7.6%)
Beiersdorf AG	65,826	8,498,612
Deutsche Boerse AG	110,834	32,609,771
GEA Group AG	144,854	8,755,652
Knorr-Bremse AG	100,837	9,109,879
SAP SE	101,068	26,709,212
Symrise AG, Class A	80,471	8,327,172

		94,010,298

Greece (0.6%)
National Bank of Greece SA	735,401	7,514,537

Ireland (3.9%)
AIB Group plc	4,533,609	29,168,039
Bank of Ireland Group plc	1,641,254	19,246,491

		48,414,530

Israel (0.5%)
Nice Ltd. (ADR)*	41,840	6,450,473

Italy (0.9%)
Ryanair Holdings plc (ADR)	266,836	11,305,841

Japan (13.0%)
Chiba Bank Ltd. (The)	1,249,400	11,653,514
Ezaki Glico Co. Ltd.	169,400	5,223,515
Hirose Electric Co. Ltd.	63,100	7,256,984
Kose Corp.	33,800	1,401,667
Lion Corp.	147,300	1,740,711
M3, Inc.*	682,800	7,748,021
Mebuki Financial Group, Inc.	406,500	1,966,778
Mitsubishi Electric Corp.	1,262,200	22,889,419
Nitto Denko Corp.	422,800	7,709,567
Nomura Research Institute Ltd.	252,100	8,128,246
Olympus Corp.	446,000	5,790,953
Resona Holdings, Inc.	3,407,500	29,238,299
Rohto Pharmaceutical Co. Ltd.	620,200	9,247,798
Shimadzu Corp.	598,900	14,893,640
Taisei Corp.	197,700	8,711,243
Toyo Suisan Kaisha Ltd.	266,300	15,613,322
Yokogawa Electric Corp.	64,000	1,234,429

		160,448,106

Netherlands (3.7%)
ASML Holding NV	11,902	7,798,997
Euronext NV(m)	146,088	21,119,915
Wolters Kluwer NV	106,467	16,525,873

		45,444,785

Norway (0.9%)
Aker BP ASA	460,808	10,928,132

Portugal (0.5%)
Galp Energia SGPS SA	366,815	6,437,419

South Korea (2.2%)
Samsung Electronics Co. Ltd.	508,422	19,957,074
Samsung Fire & Marine Insurance Co. Ltd.	26,335	6,393,727

		26,350,801

Spain (5.3%)
Amadeus IT Group SA	231,571	17,653,039
Banco de Sabadell SA	4,748,678	13,252,778
CaixaBank SA	4,395,949	34,100,459

		65,006,276

Sweden (1.1%)
Epiroc AB, Class A	370,254	7,407,437
Svenska Cellulosa AB SCA, Class B*	473,892	6,234,925

		13,642,362

Switzerland (5.1%)
Chocoladefabriken Lindt & Spruengli AG	323	4,359,240
Cie Financiere Richemont SA (Registered)	33,789	5,841,559
Julius Baer Group Ltd.	131,714	9,037,007
Sandoz Group AG	271,611	11,371,619
Schindler Holding AG	27,426	8,549,894
Sika AG (Registered)	25,106	6,050,186
UBS Group AG (Registered)	566,739	17,212,927

		62,422,432

Taiwan (2.7%)
Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR)	198,569	32,962,454

United Kingdom (11.7%)
Croda International plc	82,592	3,118,496
Diageo plc	549,001	14,286,271
Hiscox Ltd.	397,774	6,042,577
IMI plc	731,585	17,832,620
Intertek Group plc	144,527	9,343,972
Lloyds Banking Group plc	13,559,361	12,625,031
London Stock Exchange Group plc	138,845	20,553,857
NatWest Group plc	6,253,014	36,493,381
Reckitt Benckiser Group plc	98,588	6,660,460
Smith & Nephew plc	872,042	12,222,094
Spirax Group plc	56,835	4,537,147

		143,715,906

United States (16.1%)
Agilent Technologies, Inc.	133,750	15,646,075
Analog Devices, Inc.	35,910	7,241,970
Bruker Corp.	107,426	4,483,961
Cadence Design Systems, Inc.*	39,178	9,964,141
CRH plc	183,267	16,121,998
Experian plc	407,692	18,790,377
Haleon plc	5,007,438	25,310,685
Kenvue, Inc.	617,424	14,805,828
Roche Holding AG	72,873	23,928,571
Schneider Electric SE	138,812	31,633,030
Tenaris SA	285,519	5,575,694
Waters Corp.*	24,541	9,045,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	45,082	$15,235,462

		197,782,868

Total Investments in Securities (97.3%) (Cost $926,733,370)		1,198,694,915
Other Assets Less Liabilities (2.7%)		33,106,698

Net Assets (100%)		$1,231,801,613

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $21,119,915 or 1.7% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2025	Market Value	% of Net Assets
Financials	$323,464,550	26.3%
Industrials	227,768,788	18.5
Information Technology	168,656,771	13.7
Materials	144,303,436	11.7
Health Care	135,543,901	11.0
Consumer Staples	93,923,386	7.6
Energy	77,268,485	6.3
Consumer Discretionary	27,765,598	2.2
Cash and Other	33,106,698	2.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$25,085,308	$—	$25,085,308
Brazil	24,684,561	—	—	24,684,561
Canada	63,303,145	—	—	63,303,145
Denmark	—	2,134,591	—	2,134,591
France	—	150,650,090	—	150,650,090
Germany	—	94,010,298	—	94,010,298
Greece	—	7,514,537	—	7,514,537
Ireland	—	48,414,530	—	48,414,530
Israel	6,450,473	—	—	6,450,473
Italy	11,305,841	—	—	11,305,841
Japan	—	160,448,106	—	160,448,106
Netherlands	—	45,444,785	—	45,444,785
Norway	—	10,928,132	—	10,928,132
Portugal	—	6,437,419	—	6,437,419
South Korea	—	26,350,801	—	26,350,801
Spain	—	65,006,276	—	65,006,276
Sweden	—	13,642,362	—	13,642,362
Switzerland	—	62,422,432	—	62,422,432
Taiwan	32,962,454	—	—	32,962,454
United Kingdom	—	143,715,906	—	143,715,906
United States	92,544,511	105,238,357	—	197,782,868

Total Assets	$231,250,985	$967,443,930	$—	$1,198,694,915

Total Liabilities	$—	$—	$—	$—

Total	$231,250,985	$967,443,930	$—	$1,198,694,915

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,706,772
Aggregate gross unrealized depreciation	(66,905,249)

Net unrealized appreciation	$271,801,523

Federal income tax cost of investments in securities and derivative instruments, if applicable	$926,893,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.6%)
Entertainment (12.6%)
Live Nation Entertainment, Inc.*	63,757	$8,325,389
Spotify Technology SA*	46,204	25,413,586
Take-Two Interactive Software, Inc.*	82,036	17,001,961
TKO Group Holdings, Inc., Class A	79,377	12,129,599

Total Communication Services		62,870,535

Consumer Discretionary (12.0%)
Diversified Consumer Services (2.0%)
Bright Horizons Family Solutions, Inc.*	78,293	9,946,343

Hotels, Restaurants & Leisure (5.4%)
Aramark	193,860	6,692,047
Chipotle Mexican Grill, Inc.*	126,122	6,332,586
DraftKings, Inc., Class A*	199,706	6,632,236
Hyatt Hotels Corp., Class A	58,106	7,117,985

		26,774,854

Specialty Retail (4.6%)
Burlington Stores, Inc.*	27,350	6,518,326
O’Reilly Automotive, Inc.*	7,978	11,429,123
Tractor Supply Co.	92,051	5,072,010

		23,019,459

Total Consumer Discretionary		59,740,656

Consumer Staples (1.9%)
Household Products (1.9%)
Church & Dwight Co., Inc.	87,190	9,598,747

Total Consumer Staples		9,598,747

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Cheniere Energy, Inc.	51,836	11,994,850
Expand Energy Corp.	55,681	6,198,409

Total Energy		18,193,259

Financials (12.8%)
Capital Markets (9.8%)
Ares Management Corp., Class A	63,204	9,266,338
Carlyle Group, Inc. (The)	95,632	4,168,599
LPL Financial Holdings, Inc.	40,986	13,408,160
Morningstar, Inc.	27,419	8,222,136
MSCI, Inc.	24,067	13,609,888

		48,675,121

Insurance (3.0%)
Arthur J Gallagher & Co.	42,598	14,706,534

Total Financials		63,381,655

Health Care (12.8%)
Biotechnology (4.5%)
Ascendis Pharma A/S (ADR)*	68,662	10,701,659
Natera, Inc.*	83,657	11,829,937

		22,531,596

Health Care Equipment & Supplies (2.7%)
Dexcom, Inc.*	68,282	4,662,978
Masimo Corp.*	52,069	8,674,695

		13,337,673

Health Care Technology (1.4%)
Veeva Systems, Inc., Class A*	30,267	7,010,745

Life Sciences Tools & Services (4.2%)
Agilent Technologies, Inc.	70,566	8,254,811
Bio-Techne Corp.	80,786	4,736,483
Waters Corp.*	21,619	7,968,115

		20,959,409

Total Health Care		63,839,423

Industrials (20.5%)
Aerospace & Defense (6.4%)
Axon Enterprise, Inc.*	17,479	9,193,080
Howmet Aerospace, Inc.	172,775	22,414,101

		31,607,181

Commercial Services & Supplies (2.0%)
Copart, Inc.*	177,810	10,062,268

Construction & Engineering (1.2%)
Quanta Services, Inc.	23,887	6,071,598

Electrical Equipment (1.1%)
AMETEK, Inc.	30,356	5,225,482

Machinery (2.3%)
Westinghouse Air Brake Technologies Corp.	63,821	11,573,938

Professional Services (7.5%)
TransUnion	93,861	7,789,524
Verisk Analytics, Inc.	66,680	19,845,302
Wolters Kluwer NV	61,230	9,504,158

		37,138,984

Total Industrials		101,679,451

Information Technology (16.6%)
IT Services (2.8%)
Gartner, Inc.*	16,628	6,979,437
Okta, Inc.*	66,102	6,955,252

		13,934,689

Semiconductors & Semiconductor Equipment (2.3%)
Monolithic Power Systems, Inc.	19,380	11,240,012

Software (11.5%)
Cadence Design Systems, Inc.*	29,549	7,515,197
Constellation Software, Inc.	3,614	11,445,283
Guidewire Software, Inc.*	85,543	16,027,337
HubSpot, Inc.*	15,513	8,862,422
Tyler Technologies, Inc.*	22,963	13,350,459

		57,200,698

Total Information Technology		82,375,399

Materials (2.2%)
Construction Materials (2.2%)
Vulcan Materials Co.	46,706	10,896,510

Total Materials		10,896,510

Real Estate (2.9%)
Real Estate Management & Development (2.9%)
CBRE Group, Inc., Class A*	43,515	5,690,892
CoStar Group, Inc.*	108,743	8,615,708

Total Real Estate		14,306,600

Utilities (1.2%)
Independent Power and Renewable Electricity Producers (1.2%)
Vistra Corp.	49,728	5,840,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

		Value (Note 1)
Total Utilities		$5,840,056

Total Common Stocks (99.2%) (Cost $350,800,209)		492,722,291

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	6,159	—

Total Investments in Securities (99.2%) (Cost $350,800,209)		492,722,291
Other Assets Less Liabilities (0.8%)		3,743,805

Net Assets (100%)		$496,466,096

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$62,870,535	$—	$—		$62,870,535
Consumer Discretionary	59,740,656	—	—		59,740,656
Consumer Staples	9,598,747	—	—		9,598,747
Energy	18,193,259	—	—		18,193,259
Financials	63,381,655	—	—		63,381,655
Health Care	63,839,423	—	—		63,839,423
Industrials	92,175,293	9,504,158	—		101,679,451
Information Technology	82,375,399	—	—		82,375,399
Materials	10,896,510	—	—		10,896,510
Real Estate	14,306,600	—	—		14,306,600
Utilities	5,840,056	—	—		5,840,056
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$483,218,133	$9,504,158	$—		$492,722,291

Total Liabilities	$—	$—	$—		$—

Total	$483,218,133	$9,504,158	$—		$492,722,291

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,239,093
Aggregate gross unrealized depreciation	(13,319,344)

Net unrealized appreciation	$141,919,749

Federal income tax cost of investments in securities and derivative instruments, if applicable	$350,802,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.7%)
Interactive Media & Services (19.7%)
Alphabet, Inc., Class A	463,057	$71,607,135
Meta Platforms, Inc., Class A	184,322	106,235,828
Pinterest, Inc., Class A*	273,011	8,463,341

Total Communication Services		186,306,304

Consumer Discretionary (1.3%)
Broadline Retail (0.8%)
Amazon.com, Inc.*	39,093	7,437,834

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.	1,114	5,132,098

Total Consumer Discretionary		12,569,932

Financials (3.5%)
Capital Markets (1.5%)
FactSet Research Systems, Inc.	16,066	7,304,246
S&P Global, Inc.	13,758	6,990,440

		14,294,686

Financial Services (1.4%)
Fiserv, Inc.*	58,868	12,999,820

Insurance (0.6%)
Aon plc, Class A	13,364	5,333,439

Total Financials		32,627,945

Industrials (2.7%)
Industrial Conglomerates (1.4%)
Hitachi Ltd.	578,400	13,334,937

Professional Services (1.3%)
Verisk Analytics, Inc.	40,436	12,034,562

Total Industrials		25,369,499

Information Technology (70.5%)
Communications Equipment (2.4%)
Arista Networks, Inc.*	160,871	12,464,285
Cisco Systems, Inc.	159,059	9,815,531

		22,279,816

Electronic Equipment, Instruments & Components (1.9%)
Amphenol Corp., Class A	202,385	13,274,432
CDW Corp.	29,684	4,757,158

		18,031,590

IT Services (12.3%)
Accenture plc, Class A	81,652	25,478,690
EPAM Systems, Inc.*	61,760	10,427,558
Gartner, Inc.*	32,038	13,447,630
International Business Machines Corp.	101,708	25,290,711
Okta, Inc.*	163,847	17,239,981
Shopify, Inc., Class A*	201,956	19,282,759
Snowflake, Inc., Class A*	37,222	5,440,368

		116,607,697

Semiconductors & Semiconductor Equipment (16.3%)
Analog Devices, Inc.	40,438	8,155,131
Applied Materials, Inc.	42,920	6,228,550
Broadcom, Inc.	186,390	31,207,278
KLA Corp.	7,913	5,379,257
Lam Research Corp.	78,861	5,733,195
MACOM Technology Solutions Holdings, Inc.*	71,616	7,188,814
Marvell Technology, Inc.	149,100	9,180,087
Monolithic Power Systems, Inc.	2,463	1,428,491
NVIDIA Corp.	366,594	39,731,458
Onto Innovation, Inc.*	31,918	3,872,930
QUALCOMM, Inc.	47,900	7,357,919
Taiwan Semiconductor Manufacturing Co. Ltd.	373,000	10,223,025
Teradyne, Inc.	50,606	4,180,056
Texas Instruments, Inc.	75,770	13,615,869

		153,482,060

Software (31.2%)
Adobe, Inc.*	7,548	2,894,885
Atlassian Corp., Class A*	36,058	7,651,868
Cadence Design Systems, Inc.*	47,692	12,129,506
Constellation Software, Inc.	4,812	15,239,265
Datadog, Inc., Class A*	125,732	12,473,872
Descartes Systems Group, Inc. (The)*	154,189	15,522,296
Docusign, Inc.*	187,465	15,259,651
Elastic NV*	93,520	8,332,632
Guidewire Software, Inc.*	93,250	17,471,320
HubSpot, Inc.*	21,131	12,071,929
Intuit, Inc.	22,669	13,918,539
Microsoft Corp.	184,505	69,261,332
Oracle Corp.	209,199	29,248,112
Salesforce, Inc.	117,502	31,532,837
SentinelOne, Inc., Class A*	152,108	2,765,324
ServiceNow, Inc.*	27,159	21,622,366
ServiceTitan, Inc., Class A*	520	49,457
Tyler Technologies, Inc.*	12,527	7,283,073

		294,728,264

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	270,959	60,188,123

Total Information Technology		665,317,550

Total Common Stocks (97.7%) (Cost $650,561,410)		922,191,230

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	16,407,612	16,412,534

Total Short-Term Investments (1.7%) (Cost $16,412,961)		16,412,534

Total Investments in Securities (99.4%) (Cost $666,974,371)		938,603,764
Other Assets Less Liabilities (0.6%)		5,502,324

Net Assets (100%)		$944,106,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$186,306,304	$—	$—		$186,306,304
Consumer Discretionary	12,569,932	—	—		12,569,932
Financials	32,627,945	—	—		32,627,945
Industrials	12,034,562	13,334,937	—		25,369,499
Information Technology	655,094,525	10,223,025	—		665,317,550
Short-Term Investments
Investment Companies	16,412,534	—	—		16,412,534
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$915,045,802	$23,557,962	$—		$938,603,764

Total Liabilities	$—	$—	$—		$—

Total	$915,045,802	$23,557,962	$—		$938,603,764

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,349,694
Aggregate gross unrealized depreciation	(26,441,036)

Net unrealized appreciation	$270,908,658

Federal income tax cost of investments in securities and derivative instruments, if applicable	$667,695,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (2.7%)
Cellnex Telecom SA(m)	124,664	$4,425,457
Hellenic Telecommunications Organization SA	74,640	1,210,624

		5,636,081

Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., Class B	56,293	1,503,311

Total Communication Services		7,139,392

Real Estate (2.7%)
Specialized REITs (2.7%)
SBA Communications Corp. (REIT)	26,439	5,816,844

Total Real Estate		5,816,844

Utilities (92.7%)
Electric Utilities (57.7%)
Alliant Energy Corp.	81,335	5,233,907
American Electric Power Co., Inc.	71,805	7,846,132
Constellation Energy Corp.	54,146	10,917,458
Duke Energy Corp.	19,144	2,334,994
Edison International	120,820	7,118,714
EDP SA	646,514	2,175,523
Enel SpA	707,899	5,738,588
Equatorial Energia SA	112,571	629,291
Exelon Corp.	25,033	1,153,521
NextEra Energy, Inc.	320,925	22,750,373
OGE Energy Corp.	49,123	2,257,693
PG&E Corp.	794,317	13,646,366
Pinnacle West Capital Corp.	44,385	4,227,671
Portland General Electric Co.	73,375	3,272,525
PPL Corp.	218,254	7,881,152
Southern Co. (The)	94,478	8,687,252
SSE plc	224,521	4,622,999
Xcel Energy, Inc.	152,895	10,823,437

		121,317,596

Gas Utilities (2.2%)
Atmos Energy Corp.	30,624	4,733,858

Independent Power and Renewable Electricity Producers (8.2%)
EDP Renovaveis SA	406,446	3,388,468
RWE AG	199,217	7,112,949
Vistra Corp.	57,422	6,743,640

		17,245,057

Multi-Utilities (23.4%)
Ameren Corp.	83,190	8,352,276
CenterPoint Energy, Inc.	50,166	1,817,514
Dominion Energy, Inc.	158,729	8,899,935
DTE Energy Co.	75,280	10,408,965
E.ON SE	112,075	1,691,766
National Grid plc	336,099	4,382,804
Public Service Enterprise Group, Inc.	45,276	3,726,215
Sempra	122,844	8,766,148
Veolia Environnement SA	31,569	1,083,804

		49,129,427

Water Utilities (1.2%)
Cia de Saneamento Basico do Estado de Sao Paulo*	31,900	571,091
United Utilities Group plc	149,379	1,946,005

		2,517,096

Total Utilities		194,943,034

Total Investments in Securities (98.8%) (Cost $167,180,032)		207,899,270
Other Assets Less Liabilities (1.2%)		2,442,198

Net Assets (100%)		$210,341,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $4,425,457 or 2.1% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.6%
Canada	0.7
France	0.5
Germany	4.2
Greece	0.6
Italy	2.7
Portugal	1.0
Spain	3.7
United Kingdom	5.2
United States	79.6
Cash and Other	1.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	127,958	USD	87,998	UBS AG	4/16/2025	982
EUR	215,050	USD	226,172	BNP Paribas	4/16/2025	6,536
EUR	82,995	USD	87,604	Morgan Stanley	4/16/2025	2,206
EUR	1,250,238	USD	1,282,973	UBS AG	4/16/2025	69,918
GBP	519,730	USD	632,315	Goldman Sachs International	4/16/2025	39,024
USD	23,770	CAD	33,927	Merrill Lynch International	4/16/2025	177
USD	1,637,846	EUR	1,512,564	Merrill Lynch International	4/16/2025	1,089

Total unrealized appreciation						119,932

GBP	134,286	USD	174,173	Merrill Lynch International	4/16/2025	(715)
USD	1,066,290	CAD	1,533,708	BNP Paribas	4/16/2025	(215)
USD	11,326	CAD	16,311	State Street Bank & Trust	4/16/2025	(17)
USD	4,670,942	EUR	4,521,515	BNP Paribas	4/16/2025	(221,823)
USD	2,335,919	EUR	2,260,758	HSBC Bank plc	4/16/2025	(110,464)
USD	9,855,730	EUR	9,540,546	Morgan Stanley	4/16/2025	(468,165)
USD	572,119	GBP	458,773	Morgan Stanley	4/16/2025	(20,482)
USD	6,580,470	GBP	5,400,756	State Street Bank & Trust	4/16/2025	(395,727)

Total unrealized depreciation						(1,217,608)

Net unrealized depreciation						(1,097,676)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,503,311	$5,636,081	$—	$7,139,392
Real Estate	5,816,844	—	—	5,816,844
Utilities	162,800,128	32,142,906	—	194,943,034
Forward Currency Contracts	—	119,932	—	119,932

Total Assets	$170,120,283	$37,898,919	$—	$208,019,202

Liabilities:
Forward Currency Contracts	$—	$(1,217,608)	$—	$(1,217,608)

Total Liabilities	$—	$(1,217,608)	$—	$(1,217,608)

Total	$170,120,283	$36,681,311	$—	$206,801,594

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,264,328
Aggregate gross unrealized depreciation	(8,875,406)

Net unrealized appreciation	$37,388,922

Federal income tax cost of investments in securities and derivative instruments, if applicable	$169,412,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	187,050	$6,707,613
Iridium Communications, Inc.	91,860	2,509,615

		9,217,228

Entertainment (0.2%)
Warner Music Group Corp., Class A	122,364	3,836,111

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	228,945	2,289,450

Media (0.6%)
EchoStar Corp., Class A*	101,975	2,608,521
New York Times Co. (The), Class A	137,719	6,830,862
Nexstar Media Group, Inc., Class A	24,612	4,410,963

		13,850,346

Total Communication Services		29,193,135

Consumer Discretionary (13.2%)
Automobile Components (0.8%)
Autoliv, Inc.	60,342	5,337,250
Gentex Corp.	191,952	4,472,482
Goodyear Tire & Rubber Co. (The)*	240,518	2,222,386
Lear Corp.	45,270	3,993,719
Visteon Corp.*	23,310	1,809,322

		17,835,159

Automobiles (0.3%)
Harley-Davidson, Inc.	96,718	2,442,129
Thor Industries, Inc.	44,918	3,405,234

		5,847,363

Broadline Retail (0.5%)
Macy’s, Inc.	234,325	2,943,122
Nordstrom, Inc.	82,187	2,009,472
Ollie’s Bargain Outlet Holdings, Inc.*	51,718	6,017,907

		10,970,501

Diversified Consumer Services (1.4%)
Duolingo, Inc., Class A*	31,985	9,932,622
Graham Holdings Co., Class B	2,844	2,732,686
Grand Canyon Education, Inc.*	24,259	4,197,292
H&R Block, Inc.	112,968	6,203,073
Service Corp. International	121,715	9,761,543

		32,827,216

Hotels, Restaurants & Leisure (3.4%)
Aramark	223,748	7,723,781
Boyd Gaming Corp.	55,950	3,683,188
Cava Group, Inc.*	68,494	5,918,567
Choice Hotels International, Inc.(x)	18,855	2,503,567
Churchill Downs, Inc.	62,031	6,889,783
Hilton Grand Vacations, Inc.*	52,369	1,959,124
Hyatt Hotels Corp., Class A	35,992	4,409,020
Light & Wonder, Inc.*	74,532	6,455,217
Marriott Vacations Worldwide Corp.	27,108	1,741,418
Planet Fitness, Inc., Class A*	71,049	6,864,044
Texas Roadhouse, Inc., Class A	56,307	9,382,435
Travel + Leisure Co.	57,734	2,672,507
Vail Resorts, Inc.	31,598	5,056,312
Wendy’s Co. (The)	144,510	2,114,181
Wingstop, Inc.	24,655	5,561,675
Wyndham Hotels & Resorts, Inc.	65,618	5,939,085

		78,873,904

Household Durables (1.7%)
KB Home	58,572	3,404,205
Somnigroup International, Inc.(x)	161,394	9,664,273
Taylor Morrison Home Corp., Class A*	87,335	5,243,593
Toll Brothers, Inc.	84,306	8,901,870
TopBuild Corp.*	24,747	7,546,598
Whirlpool Corp.	46,743	4,212,947

		38,973,486

Leisure Products (0.5%)
Brunswick Corp.	55,690	2,998,907
Mattel, Inc.*	284,343	5,524,785
Polaris, Inc.(x)	44,246	1,811,431
YETI Holdings, Inc.*	71,592	2,369,695

		12,704,818

Specialty Retail (3.6%)
Abercrombie & Fitch Co., Class A*	42,515	3,246,871
AutoNation, Inc.*	21,756	3,522,732
Bath & Body Works, Inc.	182,795	5,542,344
Burlington Stores, Inc.*	53,010	12,633,873
Chewy, Inc., Class A*	139,807	4,545,126
Dick’s Sporting Goods, Inc.	48,871	9,850,439
Five Below, Inc.*	46,428	3,478,618
Floor & Decor Holdings, Inc., Class A*	90,503	7,282,776
GameStop Corp., Class A*	343,160	7,659,331
Gap, Inc. (The)	187,792	3,870,393
Lithia Motors, Inc., Class A	22,482	6,599,366
Murphy USA, Inc.	15,373	7,222,389
Penske Automotive Group, Inc.	15,779	2,271,861
RH*	12,718	2,981,226
Valvoline, Inc.*	107,272	3,734,138

		84,441,483

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	99,516	1,963,451
Columbia Sportswear Co.	27,032	2,046,052
Crocs, Inc.*	47,311	5,024,428
PVH Corp.	46,954	3,035,106
Skechers USA, Inc., Class A*	111,064	6,306,214
Under Armour, Inc., Class A*	159,367	996,044
Under Armour, Inc., Class C*	108,102	643,207
VF Corp.	279,479	4,337,514

		24,352,016

Total Consumer Discretionary		306,825,946

Consumer Staples (5.4%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	7,262	1,734,456
Celsius Holdings, Inc.*	132,905	4,734,076
Coca-Cola Consolidated, Inc.	4,975	6,716,250

		13,184,782

Consumer Staples Distribution & Retail (3.2%)
Albertsons Cos., Inc., Class A	342,297	7,527,111
BJ’s Wholesale Club Holdings, Inc.*	111,487	12,720,667
Casey’s General Stores, Inc.	31,328	13,597,605
Maplebear, Inc.*	136,596	5,448,815
Performance Food Group Co.*	131,846	10,367,051
Sprouts Farmers Market, Inc.*	84,392	12,881,595
US Foods Holding Corp.*	194,440	12,728,042

		75,270,886

Food Products (1.0%)
Darling Ingredients, Inc.*	134,236	4,193,533
Flowers Foods, Inc.	165,302	3,142,391
Ingredion, Inc.	54,438	7,360,562
Lancaster Colony Corp.	16,290	2,850,750
Pilgrim’s Pride Corp.*	34,022	1,854,539
Post Holdings, Inc.*	38,613	4,493,009

		23,894,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.6%)
BellRing Brands, Inc.*	108,271	$8,061,858
Coty, Inc., Class A*	309,104	1,690,799
e.l.f. Beauty, Inc.(x)*	47,601	2,988,867

		12,741,524

Total Consumer Staples		125,091,976

Energy (4.1%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	161,035	4,798,843
NOV, Inc.	321,412	4,891,890
Valaris Ltd.*	55,222	2,168,016
Weatherford International plc	61,482	3,292,361

		15,151,110

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	282,760	5,089,680
Antero Resources Corp.*	246,877	9,983,706
Chord Energy Corp.	51,594	5,815,676
Civitas Resources, Inc.	74,941	2,614,692
CNX Resources Corp.*	125,623	3,954,612
DT Midstream, Inc.	85,518	8,250,777
HF Sinclair Corp.	134,980	4,438,142
Matador Resources Co.	97,937	5,003,601
Murphy Oil Corp.	115,706	3,286,050
Ovintiv, Inc.	219,713	9,403,716
PBF Energy, Inc., Class A	82,726	1,579,239
Permian Resources Corp.	539,897	7,477,574
Range Resources Corp.	203,665	8,132,344
Viper Energy, Inc., Class A	110,828	5,003,884

		80,033,693

Total Energy		95,184,803

Financials (18.6%)
Banks (6.7%)
Associated Banc-Corp.	138,362	3,117,296
Bank OZK	89,047	3,869,092
Cadence Bank	154,899	4,702,734
Columbia Banking System, Inc.	176,848	4,410,589
Comerica, Inc.	110,909	6,550,285
Commerce Bancshares, Inc.	103,034	6,411,806
Cullen/Frost Bankers, Inc.	54,214	6,787,593
East West Bancorp, Inc.	117,003	10,502,189
First Financial Bankshares, Inc.	108,554	3,899,260
First Horizon Corp.	442,255	8,588,592
Flagstar Financial, Inc.	255,760	2,971,931
FNB Corp.	303,516	4,082,290
Glacier Bancorp, Inc.	95,711	4,232,340
Hancock Whitney Corp.	72,635	3,809,706
Home BancShares, Inc.	156,040	4,411,251
International Bancshares Corp.	45,149	2,847,096
Old National Bancorp	269,224	5,704,857
Pinnacle Financial Partners, Inc.	64,590	6,849,124
Prosperity Bancshares, Inc.	80,412	5,739,004
SouthState Corp.	82,864	7,691,436
Synovus Financial Corp.	119,144	5,568,791
Texas Capital Bancshares, Inc.*	38,835	2,900,974
UMB Financial Corp.	57,440	5,807,184
United Bankshares, Inc.	120,493	4,177,492
Valley National Bancorp	400,873	3,563,761
Webster Financial Corp.	144,654	7,456,914
Western Alliance Bancorp	92,054	7,072,509
Wintrust Financial Corp.	56,122	6,311,480
Zions Bancorp NA	124,803	6,222,678

		156,260,254

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	24,693	4,149,165
Carlyle Group, Inc. (The)	178,111	7,763,858
Evercore, Inc., Class A	29,881	5,967,833
Federated Hermes, Inc., Class B	65,763	2,681,158
Hamilton Lane, Inc., Class A	36,576	5,437,754
Houlihan Lokey, Inc., Class A	45,598	7,364,077
Interactive Brokers Group, Inc., Class A	91,895	15,216,893
Janus Henderson Group plc	107,353	3,880,811
Jefferies Financial Group, Inc.	137,416	7,361,375
Morningstar, Inc.	22,802	6,837,636
SEI Investments Co.	81,360	6,315,977
Stifel Financial Corp.	86,232	8,128,228

		81,104,765

Consumer Finance (0.8%)
Ally Financial, Inc.	231,972	8,460,019
FirstCash Holdings, Inc.	32,867	3,954,557
SLM Corp.	177,577	5,215,437

		17,630,013

Financial Services (2.0%)
Equitable Holdings, Inc.‡	261,555	13,624,400
Essent Group Ltd.	88,633	5,115,897
Euronet Worldwide, Inc.*	34,854	3,724,150
MGIC Investment Corp.	209,691	5,196,143
Shift4 Payments, Inc., Class A*	57,953	4,735,340
Voya Financial, Inc.	81,208	5,502,654
Western Union Co. (The)	285,187	3,017,278
WEX, Inc.*	33,577	5,272,260

		46,188,122

Insurance (5.0%)
American Financial Group, Inc.	60,955	8,005,830
Brighthouse Financial, Inc.*	49,483	2,869,519
CNO Financial Group, Inc.	85,766	3,572,154
Fidelity National Financial, Inc.	219,403	14,278,747
First American Financial Corp.	86,935	5,705,544
Hanover Insurance Group, Inc. (The)	30,412	5,290,167
Kemper Corp.	50,696	3,389,028
Kinsale Capital Group, Inc.	18,672	9,087,849
Old Republic International Corp.	196,882	7,721,712
Primerica, Inc.	28,165	8,013,788
Reinsurance Group of America, Inc.	55,596	10,946,853
RenaissanceRe Holdings Ltd.	41,568	9,976,320
RLI Corp.	70,385	5,654,027
Ryan Specialty Holdings, Inc., Class A	89,798	6,633,378
Selective Insurance Group, Inc.	51,319	4,697,741
Unum Group	138,679	11,296,791

		117,139,448

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	488,133	9,913,981
Starwood Property Trust, Inc. (REIT)	270,334	5,344,503

		15,258,484

Total Financials		433,581,086

Health Care (9.0%)
Biotechnology (2.6%)
BioMarin Pharmaceutical, Inc.*	160,852	11,370,628
Cytokinetics, Inc.*	99,604	4,003,085
Exelixis, Inc.*	236,219	8,721,205
Halozyme Therapeutics, Inc.*	107,379	6,851,854
Neurocrine Biosciences, Inc.*	84,150	9,306,990
Roivant Sciences Ltd.*	355,319	3,585,169
Sarepta Therapeutics, Inc.*	80,619	5,145,104
United Therapeutics Corp.*	37,680	11,615,614

		60,599,649

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	167,770	2,506,484
Envista Holdings Corp.*	145,327	2,508,344
Globus Medical, Inc., Class A*	95,994	7,026,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	42,400	$2,694,520
Lantheus Holdings, Inc.*	58,681	5,727,266
LivaNova plc*	45,830	1,800,202
Masimo Corp.*	37,507	6,248,666
Penumbra, Inc.*	32,392	8,661,945

		37,174,188

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	78,395	2,376,937
Amedisys, Inc.*	27,642	2,560,479
Chemed Corp.	12,646	7,781,337
Encompass Health Corp.	85,033	8,612,142
Ensign Group, Inc. (The)	48,125	6,227,375
HealthEquity, Inc.*	73,144	6,463,735
Hims & Hers Health, Inc.*	161,366	4,768,365
Option Care Health, Inc.*	143,633	5,019,973
Tenet Healthcare Corp.*	80,262	10,795,239

		54,605,582

Health Care Technology (0.3%)
Doximity, Inc., Class A*	112,676	6,538,588

Life Sciences Tools & Services (1.8%)
Avantor, Inc.*	574,681	9,315,579
Bio-Rad Laboratories, Inc., Class A*	16,264	3,961,260
Bruker Corp.	93,402	3,898,599
Illumina, Inc.*	133,689	10,606,885
Medpace Holdings, Inc.*	21,086	6,424,693
Repligen Corp.*	43,977	5,595,634
Sotera Health Co.*	129,089	1,505,178

		41,307,828

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	51,024	6,334,629
Perrigo Co. plc	115,145	3,228,666

		9,563,295

Total Health Care		209,789,130

Industrials (20.7%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	77,179	7,613,708
Curtiss-Wright Corp.	31,784	10,084,110
Hexcel Corp.	68,475	3,749,691
Woodward, Inc.	50,100	9,142,749

		30,590,258

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	100,855	3,941,413

Building Products (2.4%)
AAON, Inc.	56,938	4,448,566
Advanced Drainage Systems, Inc.	59,581	6,473,476
Carlisle Cos., Inc.	37,522	12,776,241
Fortune Brands Innovations, Inc.	104,847	6,383,085
Owens Corning	72,402	10,340,453
Simpson Manufacturing Co., Inc.	35,586	5,589,849
Trex Co., Inc.*	90,429	5,253,925
UFP Industries, Inc.	51,252	5,486,014

		56,751,609

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	36,835	3,173,704
Clean Harbors, Inc.*	42,761	8,428,193
MSA Safety, Inc.	33,129	4,859,693
RB Global, Inc.	155,645	15,611,193
Tetra Tech, Inc.	226,222	6,616,994

		38,689,777

Construction & Engineering (2.2%)
AECOM	111,990	10,384,833
Comfort Systems USA, Inc.	29,945	9,652,172
EMCOR Group, Inc.	38,825	14,350,885
Fluor Corp.*	144,759	5,185,267
MasTec, Inc.*	51,961	6,064,368
Valmont Industries, Inc.	16,910	4,825,607

		50,463,132

Electrical Equipment (1.3%)
Acuity, Inc.	25,876	6,814,444
EnerSys	33,277	3,047,508
NEXTracker, Inc., Class A*	121,291	5,111,203
nVent Electric plc	139,105	7,291,884
Regal Rexnord Corp.	55,896	6,363,760
Sensata Technologies Holding plc	126,234	3,063,699

		31,692,498

Ground Transportation (1.5%)
Avis Budget Group, Inc.(x)*	14,236	1,080,512
Knight-Swift Transportation Holdings, Inc., Class A	136,638	5,942,387
Landstar System, Inc.	29,807	4,477,011
Ryder System, Inc.	35,520	5,108,131
Saia, Inc.*	22,446	7,843,306
XPO, Inc.*	98,953	10,645,364

		35,096,711

Machinery (5.0%)
AGCO Corp.	52,290	4,840,485
Chart Industries, Inc.*	35,490	5,123,336
CNH Industrial NV	737,898	9,061,387
Crane Co.	41,058	6,289,264
Donaldson Co., Inc.	100,795	6,759,313
Esab Corp.	47,957	5,586,991
Flowserve Corp.	110,881	5,415,428
Graco, Inc.	142,509	11,900,927
ITT, Inc.	68,702	8,873,550
Lincoln Electric Holdings, Inc.	47,623	9,008,367
Middleby Corp. (The)*	45,401	6,900,044
Mueller Industries, Inc.	95,992	7,308,831
Oshkosh Corp.	54,915	5,166,403
RBC Bearings, Inc.*	26,393	8,492,476
Terex Corp.	56,042	2,117,267
Timken Co. (The)	53,853	3,870,415
Toro Co. (The)	84,928	6,178,512
Watts Water Technologies, Inc., Class A	23,098	4,710,144

		117,603,140

Marine Transportation (0.2%)
Kirby Corp.*	48,446	4,893,531

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	103,878	5,112,875
American Airlines Group, Inc.*	554,985	5,855,092

		10,967,967

Professional Services (2.5%)
CACI International, Inc., Class A*	18,922	6,942,860
Concentrix Corp.	39,097	2,175,357
ExlService Holdings, Inc.*	135,784	6,410,363
Exponent, Inc.	42,845	3,473,016
FTI Consulting, Inc.*	29,813	4,891,717
Genpact Ltd.	135,621	6,832,586
Insperity, Inc.	29,851	2,663,605
KBR, Inc.	112,456	5,601,434
ManpowerGroup, Inc.	39,614	2,292,858
Maximus, Inc.	47,770	3,257,436
Parsons Corp.*	39,435	2,334,946
Paylocity Holding Corp.*	36,792	6,892,613
Science Applications International Corp.	41,256	4,631,811

		58,400,602

Trading Companies & Distributors (1.9%)
Applied Industrial Technologies, Inc.	32,390	7,298,762
Core & Main, Inc., Class A*	160,519	7,754,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	29,995	$4,657,324
MSC Industrial Direct Co., Inc., Class A	37,716	2,929,402
Watsco, Inc.	29,397	14,942,495
WESCO International, Inc.	37,477	5,820,178

		43,402,834

Total Industrials		482,493,472

Information Technology (9.9%)
Communications Equipment (0.5%)
Ciena Corp.*	119,946	7,248,337
Lumentum Holdings, Inc.*	58,405	3,640,967

		10,889,304

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	44,033	4,571,946
Avnet, Inc.	73,010	3,511,051
Belden, Inc.	33,987	3,407,197
Cognex Corp.	143,367	4,276,638
Coherent Corp.*	130,792	8,493,632
Crane NXT Co.	41,502	2,133,203
Fabrinet*	30,376	5,999,564
Flex Ltd.*	323,338	10,696,021
IPG Photonics Corp.*	22,265	1,405,812
Littelfuse, Inc.	20,944	4,120,523
Novanta, Inc.*	30,317	3,876,635
TD SYNNEX Corp.	63,587	6,610,504
Vontier Corp.	125,503	4,122,773

		63,225,499

IT Services (0.4%)
ASGN, Inc.*	37,305	2,350,961
Kyndryl Holdings, Inc.*	196,394	6,166,772

		8,517,733

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	110,370	2,773,598
Amkor Technology, Inc.	95,752	1,729,281
Cirrus Logic, Inc.*	44,854	4,469,925
Entegris, Inc.	127,551	11,158,162
Lattice Semiconductor Corp.*	116,447	6,107,645
MACOM Technology Solutions Holdings, Inc.*	50,194	5,038,474
MKS Instruments, Inc.	56,800	4,552,520
Onto Innovation, Inc.*	41,686	5,058,179
Power Integrations, Inc.	48,051	2,426,576
Rambus, Inc.*	89,949	4,657,110
Silicon Laboratories, Inc.*	27,395	3,083,855
Synaptics, Inc.*	33,074	2,107,475
Universal Display Corp.	37,253	5,196,048

		58,358,848

Software (3.3%)
Appfolio, Inc., Class A*	19,616	4,313,558
BILL Holdings, Inc.*	79,160	3,632,653
Blackbaud, Inc.*	32,102	1,991,929
Commvault Systems, Inc.*	37,134	5,858,260
Docusign, Inc.*	170,507	13,879,270
Dolby Laboratories, Inc., Class A	51,658	4,148,654
Dropbox, Inc., Class A*	182,678	4,879,329
Dynatrace, Inc.*	252,651	11,912,495
Guidewire Software, Inc.*	70,490	13,207,006
Manhattan Associates, Inc.*	51,589	8,926,961
Qualys, Inc.*	30,882	3,888,970

		76,639,085

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	261,576	11,579,970

Total Information Technology		229,210,439

Materials (6.5%)
Chemicals (1.7%)
Ashland, Inc.	39,822	2,361,046
Avient Corp.	77,111	2,865,445
Axalta Coating Systems Ltd.*	184,113	6,107,028
Cabot Corp.	45,762	3,804,653
NewMarket Corp.	6,431	3,642,840
Olin Corp.	97,651	2,367,060
RPM International, Inc.	108,511	12,552,553
Scotts Miracle-Gro Co. (The)	36,380	1,996,898
Westlake Corp.	28,243	2,825,147

		38,522,670

Construction Materials (0.4%)
Eagle Materials, Inc.	28,095	6,235,123
Knife River Corp.*	47,781	4,310,324

		10,545,447

Containers & Packaging (1.7%)
AptarGroup, Inc.	56,122	8,327,382
Berry Global Group, Inc.	97,735	6,822,880
Crown Holdings, Inc.	98,798	8,818,710
Graphic Packaging Holding Co.	253,380	6,577,745
Greif, Inc., Class A	21,817	1,199,717
Silgan Holdings, Inc.	68,503	3,501,873
Sonoco Products Co.	82,931	3,917,661

		39,165,968

Metals & Mining (2.5%)
Alcoa Corp.	218,051	6,650,555
ATI, Inc.*	120,391	6,263,944
Carpenter Technology Corp.	42,157	7,638,005
Cleveland-Cliffs, Inc.(x)*	408,551	3,358,289
Commercial Metals Co.	95,914	4,413,003
Reliance, Inc.	45,677	13,189,234
Royal Gold, Inc.	55,501	9,074,969
United States Steel Corp.(x)	190,044	8,031,259

		58,619,258

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	52,760	4,852,865

Total Materials		151,706,208

Real Estate (7.4%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	184,708	11,656,922

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	299,103	5,054,841
Omega Healthcare Investors, Inc. (REIT)	237,870	9,058,089
Sabra Health Care REIT, Inc. (REIT)	199,679	3,488,392

		17,601,322

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	174,206	1,860,520

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	43,837	7,721,888
First Industrial Realty Trust, Inc. (REIT)	111,740	6,029,490
Rexford Industrial Realty, Inc. (REIT)	192,050	7,518,758
STAG Industrial, Inc. (REIT)	157,461	5,687,491

		26,957,627

Office REITs (0.6%)
COPT Defense Properties (REIT)	94,928	2,588,687
Cousins Properties, Inc. (REIT)	141,505	4,174,397
Kilroy Realty Corp. (REIT)	89,737	2,939,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	140,135	$5,183,594

		14,886,462

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	40,044	9,927,308

Residential REITs (1.1%)
American Homes 4 Rent (REIT), Class A	267,742	10,123,325
Equity LifeStyle Properties, Inc. (REIT)	161,252	10,755,508
Independence Realty Trust, Inc. (REIT)	194,515	4,129,554

		25,008,387

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	90,334	6,972,881
Brixmor Property Group, Inc. (REIT)	258,206	6,855,369
Kite Realty Group Trust (REIT)	185,399	4,147,376
NNN REIT, Inc. (REIT)	158,295	6,751,282

		24,726,908

Specialized REITs (1.7%)
CubeSmart (REIT)	190,873	8,152,186
EPR Properties (REIT)	63,917	3,362,673
Gaming and Leisure Properties, Inc. (REIT)	231,586	11,787,727
Lamar Advertising Co. (REIT), Class A	74,220	8,444,752
National Storage Affiliates Trust (REIT)	59,186	2,331,928
PotlatchDeltic Corp. (REIT)	60,512	2,730,302
Rayonier, Inc. (REIT)	118,602	3,306,624

		40,116,192

Total Real Estate		172,741,648

Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	48,868	3,210,628
IDACORP, Inc.	44,960	5,225,251
OGE Energy Corp.	169,600	7,794,816
Portland General Electric Co.	91,249	4,069,705
TXNM Energy, Inc.	76,129	4,071,379

		24,371,779

Gas Utilities (1.2%)
National Fuel Gas Co.	76,426	6,052,175
New Jersey Resources Corp.	84,644	4,152,635
ONE Gas, Inc.	47,817	3,614,487
Southwest Gas Holdings, Inc.	50,864	3,652,035
Spire, Inc.	49,244	3,853,343
UGI Corp.	181,302	5,995,657

		27,320,332

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	48,504	3,432,628

Multi-Utilities (0.3%)
Black Hills Corp.	60,445	3,665,989
Northwestern Energy Group, Inc.	51,761	2,995,409

		6,661,398

Water Utilities (0.4%)
Essential Utilities, Inc.	213,230	8,428,982

Total Utilities		70,215,119

Total Common Stocks (99.1%) (Cost $1,598,862,084)		2,306,032,962

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	10,275,918	10,275,918

Total Short-Term Investments (0.4%) (Cost $10,275,918)		10,275,918

Total Investments in Securities (99.5%) (Cost $1,609,138,002)		2,316,308,880
Other Assets Less Liabilities (0.5%)		11,777,500

Net Assets (100%)		$2,328,086,380

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $24,166,952. This was collateralized by $14,660,264 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/31/25 – 8/15/54 and by cash of $10,275,918 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	261,555	12,682,598	—	(380,299)	131,296	1,190,805	13,624,400	63,540	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	64	6/2025	USD	18,807,040	207,052

					207,052

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,193,135	$—	$—	$29,193,135
Consumer Discretionary	306,825,946	—	—	306,825,946
Consumer Staples	125,091,976	—	—	125,091,976
Energy	95,184,803	—	—	95,184,803
Financials	433,581,086	—	—	433,581,086
Health Care	209,789,130	—	—	209,789,130
Industrials	482,493,472	—	—	482,493,472
Information Technology	229,210,439	—	—	229,210,439
Materials	151,706,208	—	—	151,706,208
Real Estate	172,741,648	—	—	172,741,648
Utilities	70,215,119	—	—	70,215,119
Futures	207,052	—	—	207,052
Short-Term Investments
Investment Companies	10,275,918	—	—	10,275,918

Total Assets	$2,316,515,932	$—	$—	$2,316,515,932

Total Liabilities	$—	$—	$—	$—

Total	$2,316,515,932	$—	$—	$2,316,515,932

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,303,869
Aggregate gross unrealized depreciation	(162,032,479)

Net unrealized appreciation	$707,271,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,609,244,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	21,999	$788,884
Iridium Communications, Inc.	9,024	246,535
Liberty Global Ltd., Class A*	16,797	193,334
Liberty Global Ltd., Class C*	10,858	129,970

		1,358,723

Entertainment (1.1%)
Electronic Arts, Inc.	23,745	3,431,627
Liberty Media Corp.-Liberty Formula One, Class A*	1,427	116,258
Liberty Media Corp.-Liberty Formula One, Class C*	50,894	4,580,969
Liberty Media Corp.-Liberty Live, Class A*	1,775	119,351
Liberty Media Corp.-Liberty Live, Class C*	4,054	276,240
Madison Square Garden Sports Corp.*	1,535	298,895
Playtika Holding Corp.	6,798	35,146
Roku, Inc.*	9,748	686,649
Take-Two Interactive Software, Inc.*	15,496	3,211,546
TKO Group Holdings, Inc., Class A	6,130	936,725
Warner Bros Discovery, Inc.*	217,714	2,336,071

		16,029,477

Interactive Media & Services (0.2%)
Cargurus, Inc., Class A*	58,323	1,698,949
IAC, Inc.*	6,813	312,989
Match Group, Inc.	22,489	701,657
TripAdvisor, Inc.*	9,386	133,000
Trump Media & Technology Group Corp.(x)*	2,143	41,874
ZoomInfo Technologies, Inc., Class A*	25,343	253,430

		3,141,899

Media (0.7%)
Charter Communications, Inc., Class A*	8,316	3,064,696
Fox Corp., Class A	20,284	1,148,075
Fox Corp., Class B	11,416	601,737
Interpublic Group of Cos., Inc. (The)	33,868	919,855
Liberty Broadband Corp., Class A*	1,297	110,245
Liberty Broadband Corp., Class C*	7,398	629,200
New York Times Co. (The), Class A	14,339	711,214
News Corp., Class A	33,922	923,357
News Corp., Class B	10,149	308,225
Nexstar Media Group, Inc., Class A	1,632	292,487
Omnicom Group, Inc.	17,331	1,436,913
Paramount Global, Class A	1,458	33,169
Paramount Global, Class B	52,408	626,800
Sirius XM Holdings, Inc.(x)	18,963	427,521

		11,233,494

Total Communication Services		31,763,593

Consumer Discretionary (7.2%)
Automobile Components (0.6%)
Aptiv plc*	21,292	1,266,874
BorgWarner, Inc.	19,661	563,288
Gentex Corp.	96,070	2,238,431
Goodyear Tire & Rubber Co. (The)*	196,721	1,817,702
Lear Corp.	28,816	2,542,147
QuantumScape Corp., Class A(x)*	32,538	135,358

		8,563,800

Automobiles (0.1%)
Harley-Davidson, Inc.	10,401	262,625
Lucid Group, Inc.(x)*	81,495	197,218
Rivian Automotive, Inc., Class A(x)*	76,473	952,089
Thor Industries, Inc.	4,556	345,390

		1,757,322

Broadline Retail (0.3%)
Dillard’s, Inc., Class A(x)	257	92,039
eBay, Inc.	43,087	2,918,282
Etsy, Inc.*	3,471	163,762
Kohl’s Corp.(x)	10,648	87,101
Macy’s, Inc.	25,332	318,170
Nordstrom, Inc.	8,877	217,043
Ollie’s Bargain Outlet Holdings, Inc.*	5,482	637,885

		4,434,282

Distributors (0.2%)
Genuine Parts Co.	12,453	1,483,650
LKQ Corp.	23,090	982,249

		2,465,899

Diversified Consumer Services (0.3%)
ADT, Inc.	33,438	272,185
Bright Horizons Family Solutions, Inc.*	4,427	562,406
Grand Canyon Education, Inc.*	1,621	280,466
H&R Block, Inc.	10,196	559,862
OneSpaWorld Holdings Ltd.	108,414	1,820,271
Service Corp. International	12,642	1,013,889

		4,509,079

Hotels, Restaurants & Leisure (2.1%)
Aramark	23,620	815,362
Boyd Gaming Corp.	5,692	374,704
Caesars Entertainment, Inc.*	18,948	473,700
Carnival Corp.*	92,159	1,799,865
Choice Hotels International, Inc.(x)	407	54,042
Darden Restaurants, Inc.	4,958	1,030,074
Denny’s Corp.*	196,081	719,617
Domino’s Pizza, Inc.	2,034	934,521
Dutch Bros, Inc., Class A*	5,810	358,709
Hilton Worldwide Holdings, Inc.	10,463	2,380,856
Hyatt Hotels Corp., Class A	3,084	377,790
International Game Technology plc	60,539	984,364
Marriott Vacations Worldwide Corp.	3,226	207,238
MGM Resorts International*	20,311	602,018
Penn Entertainment, Inc.*	13,873	226,269
Planet Fitness, Inc., Class A*	3,396	328,088
Red Rock Resorts, Inc., Class A	219,546	9,521,710
Royal Caribbean Cruises Ltd.	13,927	2,861,163
Travel + Leisure Co.	6,174	285,795
Vail Resorts, Inc.(x)	6,835	1,093,737
Wendy’s Co. (The)	8,416	123,126
Wyndham Hotels & Resorts, Inc.	31,330	2,835,678
Wynn Resorts Ltd.	8,329	695,472
Yum! Brands, Inc.	15,537	2,444,902

		31,528,800

Household Durables (1.5%)
Century Communities, Inc.	27,728	1,860,549
DR Horton, Inc.	25,503	3,242,196
Garmin Ltd.	13,916	3,021,581
Leggett & Platt, Inc.	11,973	94,706
Lennar Corp., Class A	20,341	2,334,740
Lennar Corp., Class B	1,232	134,374
Mohawk Industries, Inc.*	4,665	532,650
Newell Brands, Inc.	36,395	225,649
NVR, Inc.*	822	5,954,889
PulteGroup, Inc.	18,366	1,888,025
SharkNinja, Inc.*	4,770	397,866
Somnigroup International, Inc.(x)	29,658	1,775,921
Toll Brothers, Inc.	8,957	945,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TopBuild Corp.*	2,419	$737,674
Whirlpool Corp.(x)	4,740	427,216

		23,573,806

Leisure Products (0.2%)
Brunswick Corp.	5,976	321,808
Hasbro, Inc.	1,808	111,174
Malibu Boats, Inc., Class A*	56,101	1,721,179
Mattel, Inc.*	30,259	587,932
Polaris, Inc.(x)	4,590	187,915
YETI Holdings, Inc.*	5,184	171,590

		3,101,598

Specialty Retail (1.4%)
Advance Auto Parts, Inc.(x)	5,246	205,696
AutoNation, Inc.*	2,302	372,740
Bath & Body Works, Inc.	64,686	1,961,280
Best Buy Co., Inc.	19,107	1,406,466
CarMax, Inc.*	39,735	3,096,151
Carvana Co.*	6,387	1,335,394
Dick’s Sporting Goods, Inc.	20,903	4,213,209
Five Below, Inc.*	16,599	1,243,680
Floor & Decor Holdings, Inc., Class A*	6,026	484,912
GameStop Corp., Class A(x)*	35,539	793,231
Gap, Inc. (The)	18,635	384,067
Lithia Motors, Inc., Class A	2,358	692,167
Penske Automotive Group, Inc.	1,704	245,342
RH*	1,108	259,726
Ross Stores, Inc.	22,421	2,865,180
Ulta Beauty, Inc.*	557	204,163
Wayfair, Inc., Class A*	8,548	273,792
Williams-Sonoma, Inc.	4,462	705,442

		20,742,638

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	5,561	148,646
Birkenstock Holding plc*	3,386	155,248
Capri Holdings Ltd.*	9,739	192,150
Carter’s, Inc.	3,459	141,473
Columbia Sportswear Co.(x)	2,803	212,159
Crocs, Inc.*	4,115	437,013
PVH Corp.	4,804	310,531
Ralph Lauren Corp.	3,603	795,326
Skechers USA, Inc., Class A*	31,826	1,807,080
Steven Madden Ltd.	45,634	1,215,690
Tapestry, Inc.	21,161	1,489,946
Under Armour, Inc., Class A*	14,751	92,194
Under Armour, Inc., Class C*	20,429	121,552
VF Corp.	31,629	490,882

		7,609,890

Total Consumer Discretionary		108,287,114

Consumer Staples (4.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	618	147,603
Brown-Forman Corp., Class A	4,010	134,215
Brown-Forman Corp., Class B	15,769	535,200
Coca-Cola Consolidated, Inc.	544	734,400
Molson Coors Beverage Co., Class B	15,458	940,928

		2,492,346

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc., Class A	37,688	828,759
BJ’s Wholesale Club Holdings, Inc.*	11,940	1,362,354
Casey’s General Stores, Inc.	2,718	1,179,721
Dollar General Corp.	19,955	1,754,643
Dollar Tree, Inc.*	17,975	1,349,383
Grocery Outlet Holding Corp.*	8,303	116,076
Kroger Co. (The)	59,642	4,037,167
Maplebear, Inc.*	14,976	597,393
Performance Food Group Co.*	11,663	917,062
Sysco Corp.	16,605	1,246,039
US Foods Holding Corp.*	79,558	5,207,867
Walgreens Boots Alliance, Inc.	64,868	724,575

		19,321,039

Food Products (2.4%)
Archer-Daniels-Midland Co.	42,802	2,054,924
Bunge Global SA	11,948	913,066
Campbell’s Co. (The)	17,117	683,311
Conagra Brands, Inc.	43,102	1,149,530
Darling Ingredients, Inc.*	14,371	448,950
Flowers Foods, Inc.	16,993	323,037
Freshpet, Inc.*	2,782	231,379
General Mills, Inc.	49,762	2,975,270
Hershey Co. (The)	11,227	1,920,154
Hormel Foods Corp.	26,070	806,606
Ingredion, Inc.	5,866	793,142
J M Smucker Co. (The)	9,329	1,104,647
Kellanova	23,816	1,964,582
Lamb Weston Holdings, Inc.	8,461	450,971
Lancaster Colony Corp.	23,480	4,109,000
McCormick & Co., Inc. (Non- Voting)	22,572	1,857,901
Pilgrim’s Pride Corp.*	3,341	182,118
Post Holdings, Inc.*	92,689	10,785,292
Seaboard Corp.	25	67,428
Simply Good Foods Co. (The)*	53,898	1,858,942
Smithfield Foods, Inc.*	1,989	40,556
Tyson Foods, Inc., Class A	25,103	1,601,822

		36,322,628

Household Products (0.2%)
Church & Dwight Co., Inc.	21,866	2,407,228
Reynolds Consumer Products, Inc.	4,349	103,767
Spectrum Brands Holdings, Inc.	2,239	160,200

		2,671,195

Personal Care Products (0.3%)
BellRing Brands, Inc.*	11,606	864,183
Coty, Inc., Class A*	32,282	176,583
Kenvue, Inc.	172,227	4,130,003

		5,170,769

Total Consumer Staples		65,977,977

Energy (4.8%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	89,841	3,948,512
Halliburton Co.	79,160	2,008,289
NOV, Inc.	35,834	545,393
TechnipFMC plc	37,711	1,195,062

		7,697,256

Oil, Gas & Consumable Fuels (4.3%)
Antero Midstream Corp.	18,360	330,480
Antero Resources Corp.*	85,901	3,473,837
APA Corp.	32,363	680,270
Cheniere Energy, Inc.	9,846	2,278,364
Chord Energy Corp.	25,562	2,881,349
Civitas Resources, Inc.	124,261	4,335,466
Coterra Energy, Inc.	317,328	9,170,779
Devon Energy Corp.	55,849	2,088,753
Diamondback Energy, Inc.	16,913	2,704,051
DT Midstream, Inc.	9,032	871,407
EQT Corp.	110,338	5,895,359
Expand Energy Corp.	46,273	5,151,110
Hess Corp.	8,874	1,417,444
HF Sinclair Corp.	13,992	460,057
Kinder Morgan, Inc.	174,325	4,973,492
Matador Resources Co.	9,684	494,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
New Fortress Energy, Inc.(x)	3,068	$25,495
ONEOK, Inc.	55,668	5,523,379
Ovintiv, Inc.	23,247	994,972
Permian Resources Corp.	46,661	646,255
Range Resources Corp.	21,187	845,997
Viper Energy, Inc., Class A	63,431	2,863,910
Williams Cos., Inc. (The)	109,462	6,541,449

		64,648,431

Total Energy		72,345,687

Financials (15.1%)
Banks (4.2%)
Ameris Bancorp	42,359	2,438,608
Bank OZK	62,851	2,730,876
BOK Financial Corp.	2,081	216,736
Cadence Bank	125,431	3,808,085
Citizens Financial Group, Inc.	39,634	1,623,805
Columbia Banking System, Inc.	145,600	3,631,264
Comerica, Inc.	11,968	706,830
Commerce Bancshares, Inc.	11,101	690,815
Cullen/Frost Bankers, Inc.	5,157	645,656
East West Bancorp, Inc.	12,599	1,130,886
Fifth Third Bancorp	60,987	2,390,690
First Citizens BancShares, Inc., Class A	1,038	1,924,577
First Hawaiian, Inc.	10,963	267,936
First Horizon Corp.	137,810	2,676,270
FNB Corp.	31,821	427,992
Huntington Bancshares, Inc.	130,272	1,955,383
KeyCorp	83,015	1,327,410
Live Oak Bancshares, Inc.	114,478	3,051,984
M&T Bank Corp.	14,969	2,675,709
Pinnacle Financial Partners, Inc.	6,803	721,390
Popular, Inc.	5,628	519,858
Prosperity Bancshares, Inc.	8,283	591,158
Regions Financial Corp.	82,329	1,789,009
SouthState Corp.	43,622	4,048,994
Synovus Financial Corp.	129,069	6,032,685
TFS Financial Corp.	3,776	46,785
UMB Financial Corp.	35,202	3,558,922
Webster Financial Corp.	178,612	9,207,449
Western Alliance Bancorp	9,727	747,325
Wintrust Financial Corp.	5,893	662,727
Zions Bancorp NA	13,363	666,279

		62,914,093

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,713	455,865
Ameriprise Financial, Inc.	767	371,312
Bank of New York Mellon Corp. (The)	64,882	5,441,653
Carlyle Group, Inc. (The)	19,800	863,082
Cboe Global Markets, Inc.	9,486	2,146,587
Coinbase Global, Inc., Class A*	2,916	502,223
Evercore, Inc., Class A	3,126	624,325
FactSet Research Systems, Inc.	2,221	1,009,755
Franklin Resources, Inc.	27,473	528,855
Houlihan Lokey, Inc., Class A	4,277	690,736
Interactive Brokers Group, Inc., Class A	9,488	1,571,118
Invesco Ltd.	32,796	497,515
Janus Henderson Group plc	11,683	422,341
Jefferies Financial Group, Inc.	11,388	610,055
Lazard, Inc.	426	18,446
MarketAxess Holdings, Inc.	3,276	708,763
MSCI, Inc.	2,858	1,616,199
Nasdaq, Inc.	37,153	2,818,427
Northern Trust Corp.	17,548	1,731,110
Raymond James Financial, Inc.	18,241	2,533,857
Robinhood Markets, Inc., Class A*	60,362	2,512,267
SEI Investments Co.	8,950	694,789
State Street Corp.	26,392	2,362,876
Stifel Financial Corp.	66,359	6,254,999
T. Rowe Price Group, Inc.	19,720	1,811,676
TPG, Inc., Class A	47,593	2,257,336
Tradeweb Markets, Inc., Class A	6,176	916,889
Virtu Financial, Inc., Class A	7,119	271,376
XP, Inc., Class A	33,229	456,899

		42,701,331

Consumer Finance (0.8%)
Ally Financial, Inc.	21,407	780,713
Bread Financial Holdings, Inc.	40,217	2,014,067
Credit Acceptance Corp.*	136	70,224
Discover Financial Services	22,490	3,839,043
OneMain Holdings, Inc.	10,452	510,894
PRA Group, Inc.*	92,050	1,898,071
SLM Corp.	19,432	570,718
SoFi Technologies, Inc.(x)*	80,921	941,111
Synchrony Financial	35,049	1,855,494

		12,480,335

Financial Services (1.7%)
Affirm Holdings, Inc., Class A*	23,543	1,063,908
Block, Inc., Class A*	29,149	1,583,665
Euronet Worldwide, Inc.*	3,779	403,786
Fidelity National Information Services, Inc.	48,429	3,616,678
Global Payments, Inc.	22,851	2,237,570
Jack Henry & Associates, Inc.	6,439	1,175,762
MGIC Investment Corp.	22,408	555,270
Mr Cooper Group, Inc.*	83,199	9,950,601
Rocket Cos., Inc., Class A	11,762	141,967
UWM Holdings Corp., Class A	3,258	17,789
Voya Financial, Inc.	59,920	4,060,179
Western Union Co. (The)	23,198	245,435
WEX, Inc.*	3,165	496,968

		25,549,578

Insurance (5.4%)
Aegon Ltd. (NYRS)	446,578	2,942,949
Aflac, Inc.	49,969	5,556,053
Allstate Corp. (The)	20,024	4,146,370
American Financial Group, Inc.	6,532	857,913
Arch Capital Group Ltd.	32,576	3,133,160
Arthur J Gallagher & Co.	20,641	7,126,099
Assurant, Inc.	4,735	993,166
Assured Guaranty Ltd.	4,470	393,807
Axis Capital Holdings Ltd.	7,084	710,100
Brighthouse Financial, Inc.*	5,893	341,735
Brown & Brown, Inc.	24,656	3,067,206
Cincinnati Financial Corp.	13,947	2,060,251
CNA Financial Corp.	2,411	122,455
Enstar Group Ltd.*	7,996	2,657,710
Everest Group Ltd.	15,859	5,762,050
Fidelity National Financial, Inc.	23,159	1,507,188
First American Financial Corp.	9,171	601,893
Globe Life, Inc.	7,737	1,019,118
Hanover Insurance Group, Inc. (The)	3,271	568,990
Hartford Insurance Group, Inc. (The)	26,326	3,257,316
Kemper Corp.	71,330	4,768,410
Lincoln National Corp.	16,188	581,311
Loews Corp.	37,100	3,409,861
Markel Group, Inc.*	873	1,632,170
Old Republic International Corp.	21,331	836,602
Primerica, Inc.	3,110	884,888
Principal Financial Group, Inc.	20,325	1,714,820
Prudential Financial, Inc.	32,644	3,645,682
Reinsurance Group of America, Inc.	5,857	1,153,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	21,063	$5,055,120
RLI Corp.	6,985	561,105
Unum Group	16,745	1,364,048
W.R. Berkley Corp.	26,607	1,893,354
White Mountains Insurance Group Ltd.	222	427,530
Willis Towers Watson plc	21,663	7,321,011

		82,074,684

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	77,107	738,685
Annaly Capital Management, Inc. (REIT)	50,887	1,033,515
Rithm Capital Corp. (REIT)	46,747	535,253
Starwood Property Trust, Inc. (REIT)	28,622	565,857

		2,873,310

Total Financials		228,593,331

Health Care (6.9%)
Biotechnology (0.4%)
Alnylam Pharmaceuticals, Inc.*	1,294	349,406
Biogen, Inc.*	13,058	1,786,857
BioMarin Pharmaceutical, Inc.*	16,828	1,189,571
Exact Sciences Corp.*	9,966	431,428
Exelixis, Inc.*	3,970	146,573
GRAIL, Inc.(x)*	2,707	69,137
Incyte Corp.*	13,528	819,120
Ionis Pharmaceuticals, Inc.*	1,019	30,743
Roivant Sciences Ltd.*	38,234	385,781
United Therapeutics Corp.*	3,910	1,205,336

		6,413,952

Health Care Equipment & Supplies (2.3%)
Align Technology, Inc.*	2,801	444,967
Baxter International, Inc.	45,482	1,556,849
Boston Scientific Corp.*	14,888	1,501,901
Cooper Cos., Inc. (The)*	17,424	1,469,714
Dentsply Sirona, Inc.	18,041	269,532
Enovis Corp.(x)*	95,864	3,662,963
Envista Holdings Corp.*	91,783	1,584,175
GE HealthCare Technologies, Inc.	37,073	2,992,162
Globus Medical, Inc., Class A*	10,037	734,708
Hologic, Inc.*	20,038	1,237,747
Integra LifeSciences Holdings Corp.*	108,825	2,393,062
LivaNova plc*	48,417	1,901,820
Masimo Corp.*	1,858	309,543
QuidelOrtho Corp.*	5,776	201,987
ResMed, Inc.	9,486	2,123,441
Solventum Corp.*	37,342	2,839,486
STERIS plc	8,863	2,008,799
Teleflex, Inc.	36,461	5,038,546
Zimmer Biomet Holdings, Inc.	17,796	2,014,151

		34,285,553

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	57,354	1,738,973
Amedisys, Inc.*	2,781	257,604
Cardinal Health, Inc.	8,961	1,234,557
Centene Corp.*	45,479	2,761,030
Chemed Corp.	1,167	718,078
Encompass Health Corp.	8,941	905,544
Henry Schein, Inc.*	11,113	761,129
Humana, Inc.	10,843	2,869,058
Labcorp Holdings, Inc.	23,674	5,509,887
Molina Healthcare, Inc.*	7,627	2,512,258
Premier, Inc., Class A(x)	8,629	166,367
Quest Diagnostics, Inc.	9,949	1,683,371
Tenet Healthcare Corp.*	8,479	1,140,426
Universal Health Services, Inc., Class B	5,052	949,271

		23,207,553

Health Care Technology (0.0%)†
Certara, Inc.*	11,703	115,860
Doximity, Inc., Class A*	10,294	597,361

		713,221

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A*	3,229	28,189
Agilent Technologies, Inc.	25,794	3,017,382
Avantor, Inc.*	61,602	998,568
Azenta, Inc.*	3,479	120,512
Bio-Rad Laboratories, Inc., Class A*	1,732	421,846
Bio-Techne Corp.	14,031	822,637
Bruker Corp.	3,773	157,485
Charles River Laboratories International, Inc.*	25,571	3,848,947
Evotec SE (ADR)(x)*	253,694	847,338
Fortrea Holdings, Inc.*	7,981	60,256
ICON plc*	28,937	5,063,686
Illumina, Inc.*	40,638	3,224,219
IQVIA Holdings, Inc.*	14,360	2,531,668
Mettler-Toledo International, Inc.*	1,871	2,209,483
QIAGEN NV*	87,944	3,530,952
Repligen Corp.*	4,207	535,299
Revvity, Inc.	10,889	1,152,056
Sotera Health Co.*	14,247	166,120
Waters Corp.*	2,061	759,623
West Pharmaceutical Services, Inc.	2,535	567,536

		30,063,802

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	44,835	470,767
Jazz Pharmaceuticals plc*	5,332	661,968
Organon & Co.	23,390	348,277
Perrigo Co. plc	244,072	6,843,779
Royalty Pharma plc, Class A	34,789	1,082,982
Viatris, Inc.	105,583	919,628

		10,327,401

Total Health Care		105,011,482

Industrials (14.5%)
Aerospace & Defense (1.7%)
BWX Technologies, Inc.	6,489	640,140
Curtiss-Wright Corp.	11,377	3,609,581
Ducommun, Inc.*	33,697	1,955,437
Hexcel Corp.	7,391	404,731
Howmet Aerospace, Inc.	34,199	4,436,636
Huntington Ingalls Industries, Inc.	37,263	7,603,142
L3Harris Technologies, Inc.	17,018	3,562,038
Loar Holdings, Inc.(x)*	323	22,820
Spirit AeroSystems Holdings, Inc., Class A*	9,192	316,756
Standardaero, Inc.(x)*	61,590	1,640,758
Textron, Inc.	16,987	1,227,311
Woodward, Inc.	5,304	967,927

		26,387,277

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	10,501	1,075,302
Expeditors International of Washington, Inc.	10,435	1,254,809
GXO Logistics, Inc.*	10,332	403,775

		2,733,886

Building Products (1.1%)
A.O. Smith Corp.	10,329	675,103
Advanced Drainage Systems, Inc.	3,852	418,520
Allegion plc	7,933	1,034,939
Armstrong World Industries, Inc.	2,681	377,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
AZEK Co., Inc. (The), Class A*	3,846	$188,031
Builders FirstSource, Inc.*	23,559	2,943,461
Carlisle Cos., Inc.	3,543	1,206,392
Fortune Brands Innovations, Inc.	104,412	6,356,603
Hayward Holdings, Inc.*	13,000	180,960
Masco Corp.	19,293	1,341,635
Owens Corning	7,685	1,097,572
Simpson Manufacturing Co., Inc.	3,472	545,382

		16,366,297

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	4,620	910,602
MSA Safety, Inc.	3,339	489,798
RB Global, Inc.	16,399	1,644,820
Tetra Tech, Inc.	19,369	566,543
Veralto Corp.	12,079	1,177,099
Vestis Corp.	9,727	96,297

		4,885,159

Construction & Engineering (0.5%)
AECOM	11,913	1,104,693
API Group Corp.*	20,824	744,666
EMCOR Group, Inc.	2,491	920,748
Everus Construction Group, Inc.*	4,527	167,906
Fluor Corp.*	42,427	1,519,735
MasTec, Inc.*	5,572	650,308
Quanta Services, Inc.	9,059	2,302,617
Valmont Industries, Inc.	1,815	517,947
WillScot Holdings Corp.	11,491	319,450

		8,248,070

Electrical Equipment (1.1%)
Acuity, Inc.	2,783	732,903
AMETEK, Inc.	20,751	3,572,077
Generac Holdings, Inc.*	2,614	331,063
Hubbell, Inc., Class B	4,788	1,584,397
nVent Electric plc	15,003	786,457
Regal Rexnord Corp.	65,371	7,442,489
Rockwell Automation, Inc.	9,223	2,383,039
Sensata Technologies Holding plc	13,253	321,650

		17,154,075

Ground Transportation (0.5%)
Avis Budget Group, Inc.(x)*	1,038	78,784
JB Hunt Transport Services, Inc.	7,297	1,079,591
Knight-Swift Transportation Holdings, Inc., Class A	58,607	2,548,818
Landstar System, Inc.	3,122	468,924
Lyft, Inc., Class A*	11,100	131,757
Ryder System, Inc.	16,025	2,304,555
Saia, Inc.*	962	336,152
Schneider National, Inc., Class B	3,729	85,208
U-Haul Holding Co.	5,555	328,745

		7,362,534

Machinery (4.2%)
AGCO Corp.	5,629	521,077
Allison Transmission Holdings, Inc.	7,805	746,704
Atmus Filtration Technologies, Inc.	53,496	1,964,908
CNH Industrial NV	77,878	956,342
Crane Co.	4,392	672,767
Cummins, Inc.	12,297	3,854,372
Donaldson Co., Inc.	10,653	714,390
Dover Corp.	12,365	2,172,283
Energy Recovery, Inc.*	132,057	2,098,386
Esab Corp.	23,025	2,682,413
Flowserve Corp.	66,535	3,249,569
Fortive Corp.	31,190	2,282,484
Gates Industrial Corp. plc*	377,000	6,940,570
Graco, Inc.	14,737	1,230,687
Helios Technologies, Inc.	34,513	1,107,522
IDEX Corp.	23,940	4,332,422
Ingersoll Rand, Inc.	36,302	2,905,249
ITT, Inc.	7,439	960,821
JBT Marel Corp.	22,185	2,711,007
Lincoln Electric Holdings, Inc.	3,544	670,383
Middleby Corp. (The)*	25,599	3,890,536
Nordson Corp.	5,046	1,017,879
Oshkosh Corp.	5,766	542,465
Otis Worldwide Corp.	35,933	3,708,286
Pentair plc	14,784	1,293,304
RBC Bearings, Inc.*	2,573	827,914
Snap-on, Inc.	4,708	1,586,643
Stanley Black & Decker, Inc.	13,963	1,073,475
Timken Co. (The)	5,884	422,883
Toro Co. (The)	9,005	655,114
Westinghouse Air Brake Technologies Corp.	15,397	2,792,246
Xylem, Inc.	21,722	2,594,910

		63,180,011

Marine Transportation (0.0%)†
Kirby Corp.*	5,055	510,605

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	11,008	541,814
American Airlines Group, Inc.*	53,688	566,408
Delta Air Lines, Inc.	57,853	2,522,391
Southwest Airlines Co.	54,070	1,815,671
United Airlines Holdings, Inc.*	29,424	2,031,727

		7,478,011

Professional Services (2.5%)
Amentum Holdings, Inc.*	13,168	239,658
Broadridge Financial Solutions, Inc.	5,071	1,229,515
CACI International, Inc., Class A*	1,987	729,070
Clarivate plc*	35,059	137,782
Concentrix Corp.	4,151	230,962
Dayforce, Inc.*	12,199	711,568
Dun & Bradstreet Holdings, Inc.	28,530	255,058
Equifax, Inc.	8,817	2,147,468
First Advantage Corp.*	212,554	2,994,886
FTI Consulting, Inc.*	3,070	503,726
Genpact Ltd.	15,460	778,875
Insperity, Inc.	29,236	2,608,728
Jacobs Solutions, Inc.	11,014	1,331,482
KBR, Inc.	10,719	533,913
Leidos Holdings, Inc.	11,923	1,608,890
ManpowerGroup, Inc.	4,232	244,948
Parsons Corp.*	4,253	251,820
Paychex, Inc.	18,517	2,856,803
Paycom Software, Inc.	1,625	355,030
Paycor HCM, Inc.*	6,249	140,227
Robert Half, Inc.	9,259	505,078
Science Applications International Corp.	4,434	497,805
SS&C Technologies Holdings, Inc.	93,560	7,815,067
TransUnion	53,313	4,424,446
WNS Holdings Ltd.*	64,867	3,988,672

		37,121,477

Trading Companies & Distributors (1.9%)
Air Lease Corp., Class A	82,610	3,990,889
Boise Cascade Co.	28,375	2,783,304
Core & Main, Inc., Class A*	5,879	284,014
Fastenal Co.	8,061	625,131
Ferguson Enterprises, Inc.	16,758	2,685,134
MSC Industrial Direct Co., Inc., Class A	4,103	318,680
SiteOne Landscape Supply, Inc.*	2,594	315,015
United Rentals, Inc.	4,461	2,795,709
W.W. Grainger, Inc.	505	498,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Watsco, Inc.	3,085	$1,568,106
WESCO International, Inc.	79,804	12,393,561

		28,258,397

Total Industrials		219,685,799

Information Technology (6.2%)
Communications Equipment (0.6%)
Ciena Corp.*	56,663	3,424,145
F5, Inc.*	15,214	4,051,032
Juniper Networks, Inc.	29,454	1,065,940
Lumentum Holdings, Inc.*	6,247	389,438
Ubiquiti, Inc.	209	64,819

		8,995,374

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	4,696	487,586
Avnet, Inc.	7,723	371,399
Belden, Inc.	24,679	2,474,070
CDW Corp.	6,051	969,733
Cognex Corp.	14,581	434,951
Coherent Corp.*	11,305	734,147
Corning, Inc.	68,935	3,155,844
Crane NXT Co.	4,222	217,011
Flex Ltd.*	58,359	1,930,516
Ingram Micro Holding Corp.	1,222	21,678
IPG Photonics Corp.*	2,403	151,726
Jabil, Inc.	8,800	1,197,416
Keysight Technologies, Inc.*	15,656	2,344,799
Littelfuse, Inc.	2,219	436,566
TD SYNNEX Corp.	6,823	709,319
Teledyne Technologies, Inc.*	9,189	4,573,457
Trimble, Inc.*	21,831	1,433,205
Vontier Corp.	13,174	432,766
Zebra Technologies Corp., Class A*	3,650	1,031,344

		23,107,533

IT Services (1.2%)
Akamai Technologies, Inc.*	13,500	1,086,750
Amdocs Ltd.	9,910	906,765
Cognizant Technology Solutions Corp., Class A	44,725	3,421,462
DXC Technology Co.*	16,516	281,598
EPAM Systems, Inc.*	4,520	763,157
Globant SA(x)*	911	107,243
GoDaddy, Inc., Class A*	14,271	2,570,778
Kyndryl Holdings, Inc.*	20,610	647,154
Okta, Inc.*	8,132	855,649
Twilio, Inc., Class A*	11,139	1,090,619
VeriSign, Inc.*	26,611	6,755,735

		18,486,910

Semiconductors & Semiconductor Equipment (1.0%)
Allegro MicroSystems, Inc.*	90,360	2,270,747
Amkor Technology, Inc.	10,069	181,846
Astera Labs, Inc.*	9,270	553,141
Cirrus Logic, Inc.*	4,626	461,004
First Solar, Inc.*	9,663	1,221,693
GLOBALFOUNDRIES, Inc.*	8,920	329,237
Lattice Semiconductor Corp.*	1,756	92,102
MACOM Technology Solutions Holdings, Inc.*	5,532	555,302
Microchip Technology, Inc.	47,476	2,298,313
MKS Instruments, Inc.	40,744	3,265,632
ON Semiconductor Corp.*	38,499	1,566,524
Onto Innovation, Inc.*	3,310	401,635
Qorvo, Inc.*	8,248	597,238
Skyworks Solutions, Inc.	14,452	934,033
Teradyne, Inc.	1,308	108,041
Universal Display Corp.	2,097	292,489
Wolfspeed, Inc.(x)*	12,511	38,284

		15,167,261

Software (1.5%)
ANSYS, Inc.*	7,834	2,479,931
BILL Holdings, Inc.*	7,084	325,085
CCC Intelligent Solutions Holdings, Inc.*	42,941	387,757
Dolby Laboratories, Inc., Class A	5,369	431,184
DoubleVerify Holdings, Inc.*	6,142	82,119
Dropbox, Inc., Class A*	13,913	371,616
Fair Isaac Corp.*	327	603,040
Gen Digital, Inc.	48,690	1,292,233
Guidewire Software, Inc.*	3,998	749,065
Informatica, Inc., Class A*	7,442	129,863
MicroStrategy, Inc., Class A(x)*	19,455	5,608,293
nCino, Inc.(x)*	3,110	85,432
Nutanix, Inc., Class A*	15,950	1,113,470
Pegasystems, Inc.	18,388	1,278,334
Progress Software Corp.	65,539	3,375,914
PTC, Inc.*	4,191	649,395
SentinelOne, Inc., Class A*	20,912	380,180
Tyler Technologies, Inc.*	549	319,183
UiPath, Inc., Class A*	5,482	56,465
Unity Software, Inc.(x)*	15,244	298,630
Zoom Communications, Inc., Class A*	23,898	1,762,955

		21,780,144

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	117,881	1,818,904
HP, Inc.	63,858	1,768,228
NetApp, Inc.	10,055	883,231
Pure Storage, Inc., Class A*	3,664	162,205
Sandisk Corp.*	10,283	489,574
Western Digital Corp.*	30,988	1,252,845

		6,374,987

Total Information Technology		93,912,209

Materials (4.4%)
Chemicals (2.3%)
Albemarle Corp.	10,613	764,348
Ashland, Inc.	84,787	5,027,021
Avient Corp.	50,893	1,891,184
Axalta Coating Systems Ltd.*	51,377	1,704,175
Celanese Corp.	7,466	423,845
CF Industries Holdings, Inc.	15,521	1,212,966
Chemours Co. (The)	12,458	168,557
Corteva, Inc.	61,869	3,893,416
Dow, Inc.	63,195	2,206,769
DuPont de Nemours, Inc.	37,651	2,811,777
Eastman Chemical Co.	10,466	922,159
Element Solutions, Inc.	20,111	454,710
FMC Corp.	26,296	1,109,428
Huntsman Corp.	13,707	216,434
Ingevity Corp.*	73,794	2,921,504
International Flavors & Fragrances, Inc.	22,893	1,776,726
LyondellBasell Industries NV, Class A	23,460	1,651,584
Mosaic Co. (The)	28,847	779,158
NewMarket Corp.	596	337,604
Olin Corp.	10,719	259,829
PPG Industries, Inc.	20,821	2,276,776
RPM International, Inc.	8,750	1,012,200
Scotts Miracle-Gro Co. (The)	3,785	207,759
Westlake Corp.	3,145	314,594

		34,344,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
Eagle Materials, Inc.	762	$169,111
Martin Marietta Materials, Inc.	5,215	2,493,448
Vulcan Materials Co.	8,840	2,062,372

		4,724,931

Containers & Packaging (0.9%)
Amcor plc	129,591	1,257,033
AptarGroup, Inc.	5,877	872,029
Avery Dennison Corp.	4,497	800,331
Ball Corp.	26,786	1,394,747
Berry Global Group, Inc.	10,368	723,790
Crown Holdings, Inc.	10,652	950,798
Graphic Packaging Holding Co.	27,601	716,522
International Paper Co.	47,097	2,512,625
Packaging Corp. of America	7,966	1,577,427
Sealed Air Corp.	7,600	219,640
Silgan Holdings, Inc.	7,400	378,288
Smurfit WestRock plc	46,455	2,093,262
Sonoco Products Co.	9,012	425,727

		13,922,219

Metals & Mining (0.9%)
Alcoa Corp.	21,977	670,299
ATI, Inc.*	11,307	588,303
Cleveland-Cliffs, Inc.(x)*	28,951	237,977
MP Materials Corp.(x)*	11,630	283,888
Nucor Corp.	21,058	2,534,120
Reliance, Inc.	21,067	6,083,096
Royal Gold, Inc.	5,929	969,451
Steel Dynamics, Inc.	12,905	1,614,157
United States Steel Corp.(x)	20,011	845,665

		13,826,956

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,701	156,458

Total Materials		66,975,087

Real Estate (8.0%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	116,700	3,809,088
WP Carey, Inc. (REIT)	19,586	1,236,073

		5,045,161

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	15,279	1,413,460
American Healthcare REIT, Inc. (REIT)	67,257	2,037,887
Healthcare Realty Trust, Inc. (REIT), Class A	31,976	540,394
Healthpeak Properties, Inc. (REIT)	62,499	1,263,730
Medical Properties Trust, Inc. (REIT)(x)	55,209	332,910
Omega Healthcare Investors, Inc. (REIT)	24,468	931,742
Ventas, Inc. (REIT)	37,617	2,586,545

		9,106,668

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	61,631	875,777
Park Hotels & Resorts, Inc. (REIT)	18,212	194,504
Ryman Hospitality Properties,
Inc. (REIT)(x)	37,425	3,422,142

		4,492,423

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	25,562	548,560
EastGroup Properties, Inc. (REIT)	4,426	779,640
First Industrial Realty Trust, Inc. (REIT)	69,180	3,732,953
Lineage, Inc. (REIT)	5,414	317,423
Rexford Industrial Realty, Inc. (REIT)	92,445	3,619,222
STAG Industrial, Inc. (REIT)	16,356	590,779

		9,588,577

Office REITs (0.3%)
BXP, Inc. (REIT)	14,289	960,078
Cousins Properties, Inc. (REIT)	14,876	438,842
Douglas Emmett, Inc. (REIT)	81,387	1,302,192
Highwoods Properties, Inc. (REIT)	9,092	269,487
Kilroy Realty Corp. (REIT)	10,416	341,228
Vornado Realty Trust (REIT)	15,857	586,550

		3,898,377

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	27,455	3,590,565
CoStar Group, Inc.*	37,302	2,955,437
Howard Hughes Holdings, Inc.*	2,517	186,459
Jones Lang LaSalle, Inc.*	2,923	724,641
Seaport Entertainment Group, Inc.(x)*	716	15,373
Zillow Group, Inc., Class A*	3,991	266,838
Zillow Group, Inc., Class C*	14,091	966,079

		8,705,392

Residential REITs (2.1%)
American Homes 4 Rent (REIT), Class A	30,591	1,156,646
AvalonBay Communities, Inc. (REIT)	12,752	2,736,834
Camden Property Trust (REIT)	46,432	5,678,633
Equity LifeStyle Properties, Inc. (REIT)	16,780	1,119,226
Equity Residential (REIT)	34,348	2,458,630
Essex Property Trust, Inc. (REIT)	5,731	1,756,953
Invitation Homes, Inc. (REIT)	54,855	1,911,697
Mid-America Apartment Communities, Inc. (REIT)	47,444	7,950,665
Sun Communities, Inc. (REIT)	11,159	1,435,494
UDR, Inc. (REIT)	122,128	5,516,522

		31,721,300

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	9,180	708,604
Brixmor Property Group, Inc. (REIT)	191,602	5,087,033
Federal Realty Investment Trust (REIT)	7,651	748,421
Kimco Realty Corp. (REIT)	58,753	1,247,914
NNN REIT, Inc. (REIT)	16,801	716,563
Realty Income Corp. (REIT)	78,232	4,538,238
Regency Centers Corp. (REIT)	16,128	1,189,601
Simon Property Group, Inc. (REIT)	21,667	3,598,455

		17,834,829

Specialized REITs (2.0%)
Crown Castle, Inc. (REIT)	39,081	4,073,413
CubeSmart (REIT)	178,700	7,632,277
Digital Realty Trust, Inc. (REIT)	29,763	4,264,740
EPR Properties (REIT)	6,758	355,538
Extra Space Storage, Inc. (REIT)	18,771	2,787,306
Gaming and Leisure Properties, Inc. (REIT)	23,396	1,190,856
Iron Mountain, Inc. (REIT)	11,111	955,991
Lamar Advertising Co. (REIT), Class A	6,019	684,842
Millrose Properties, Inc. (REIT)*	11,422	302,797
National Storage Affiliates Trust (REIT)	6,502	256,179
Rayonier, Inc. (REIT)	13,318	371,306
SBA Communications Corp. (REIT)	9,634	2,119,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
VICI Properties, Inc. (REIT), Class A	94,973	$3,098,019
Weyerhaeuser Co. (REIT)	65,356	1,913,624

		30,006,464

Total Real Estate		120,399,191

Utilities (5.0%)
Electric Utilities (2.2%)
Alliant Energy Corp.	22,933	1,475,739
Edison International	34,131	2,010,999
Entergy Corp.	38,372	3,280,422
Evergy, Inc.	20,075	1,384,171
Eversource Energy	32,876	2,041,928
Exelon Corp.	90,007	4,147,523
FirstEnergy Corp.	51,655	2,087,895
IDACORP, Inc.	33,087	3,845,371
NRG Energy, Inc.	10,714	1,022,758
OGE Energy Corp.	18,130	833,255
PG&E Corp.	196,030	3,367,795
Pinnacle West Capital Corp.	10,065	958,691
PPL Corp.	66,519	2,402,001
Xcel Energy, Inc.	51,669	3,657,649

		32,516,197

Gas Utilities (0.9%)
Atmos Energy Corp.	13,872	2,144,334
MDU Resources Group, Inc.	18,474	312,395
National Fuel Gas Co.	7,897	625,364
ONE Gas, Inc.	48,475	3,664,225
Spire, Inc.	45,069	3,526,649
UGI Corp.	107,704	3,561,771

		13,834,738

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	63,709	791,266
Brookfield Renewable Corp.	12,743	355,784
Clearway Energy, Inc., Class A	3,928	111,791
Clearway Energy, Inc., Class C	6,389	193,395

		1,452,236

Multi-Utilities (1.6%)
Ameren Corp.	23,954	2,404,982
CenterPoint Energy, Inc.	57,970	2,100,253
CMS Energy Corp.	26,764	2,010,244
Consolidated Edison, Inc.	31,142	3,443,994
DTE Energy Co.	18,618	2,574,311
NiSource, Inc.	134,972	5,411,027
Public Service Enterprise Group, Inc.	44,820	3,688,686
WEC Energy Group, Inc.	28,465	3,102,116

		24,735,613

Water Utilities (0.2%)
American Water Works Co., Inc.	17,502	2,581,895
Essential Utilities, Inc.	22,588	892,904

		3,474,799

Total Utilities		76,013,583

Total Common Stocks (78.6%) (Cost $927,652,215)		1,188,965,053

EXCHANGE TRADED FUNDS (ETF):
Equity (10.8%)
iShares Core S&P Mid-Cap ETF	8,975	523,691
iShares Morningstar Mid-Cap ETF	7,464	552,956
iShares Morningstar Mid-Cap Growth ETF(x)	100,780	7,198,715
iShares Morningstar Mid-Cap Value ETF(x)‡	361,211	26,798,244
iShares Russell 2000 Value ETF	23,581	3,560,259
iShares Russell Mid-Cap ETF(x)	6,120	520,629
iShares Russell Mid-Cap Growth ETF(x)	13,308	1,563,557
iShares Russell Mid-Cap Value ETF(x)	440,475	55,486,636
iShares S&P Mid-Cap 400 Growth ETF(x)	150,140	12,503,659
iShares S&P Mid-Cap 400 Value ETF	23,342	2,794,738
SPDR S&P 400 Mid Cap Value ETF(x)	277,988	21,418,975
Vanguard Mid-Cap Growth ETF(x)	29,400	7,192,416
Vanguard Mid-Cap Value ETF(x)	150,800	24,209,432

Total Exchange Traded Funds (10.8%) (Cost $79,183,310)		164,323,907

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	23,524,176	23,524,176
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	55,215,337	55,231,902
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		84,756,078

Total Short-Term Investments (5.6%) (Cost $84,742,135)		84,756,078

Total Investments in Securities (95.0%) (Cost $1,091,577,660)		1,438,045,038
Other Assets Less Liabilities (5.0%)		75,360,580

Net Assets (100%)		$1,513,405,618

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $40,095,847. This was collateralized by $11,572,417 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $29,524,176 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	361,211	31,034,071	—	(4,230,784)	(70,603)	65,560	26,798,244	158,644	—

(x)	All or a portion of security is on loan at March 31, 2025.

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	94	6/2025	USD	26,570,275	5,669
S&P Midcap 400 E-Mini Index	412	6/2025	USD	121,070,320	851,391

					857,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,763,593	$—	$—	$31,763,593
Consumer Discretionary	108,287,114	—	—	108,287,114
Consumer Staples	65,977,977	—	—	65,977,977
Energy	72,345,687	—	—	72,345,687
Financials	228,593,331	—	—	228,593,331
Health Care	105,011,482	—	—	105,011,482
Industrials	219,685,799	—	—	219,685,799
Information Technology	93,912,209	—	—	93,912,209
Materials	66,975,087	—	—	66,975,087
Real Estate	120,096,394	302,797	—	120,399,191
Utilities	76,013,583	—	—	76,013,583
Exchange Traded Funds	164,323,907	—	—	164,323,907
Futures	857,060	—	—	857,060
Short-Term Investments
Investment Companies	84,756,078	—	—	84,756,078

Total Assets	$1,438,599,301	$302,797	$—	$1,438,902,098

Total Liabilities	$—	$—	$—	$—

Total	$1,438,599,301	$302,797	$—	$1,438,902,098

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,583,336
Aggregate gross unrealized depreciation	(109,485,094)

Net unrealized appreciation	$342,098,242

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,096,803,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,459	$53,399
Bandwidth, Inc., Class A*	3,316	43,440
Cogent Communications Holdings, Inc.	6,772	415,191
Globalstar, Inc.*	6,323	131,898
IDT Corp., Class B	1,736	89,074

		733,002

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A(x)*	1,546	67,823
Atlanta Braves Holdings, Inc., Class C*	7,698	307,997
Cinemark Holdings, Inc.(x)	13,386	333,178
Eventbrite, Inc., Class A*	10,365	21,870
Golden Matrix Group, Inc.(x)*	2,920	5,752
IMAX Corp.*	6,621	174,463
LiveOne, Inc.(x)*	8,867	6,198
Madison Square Garden Entertainment Corp., Class A*	573	18,760
Vivid Seats, Inc., Class A*	11,988	35,485

		971,526

Interactive Media & Services (0.3%)
Bumble, Inc., Class A(x)*	1,281	5,559
Cargurus, Inc., Class A*	13,356	389,060
EverQuote, Inc., Class A*	3,939	103,162
fuboTV, Inc.(x)*	3,667	10,708
Getty Images Holdings, Inc.(x)*	15,927	27,554
Grindr, Inc.*	3,712	66,445
MediaAlpha, Inc., Class A*	4,828	44,611
QuinStreet, Inc.*	8,146	145,325
Shutterstock, Inc.	2,881	53,673
System1, Inc.(x)*	4,010	1,529
Webtoon Entertainment, Inc.(x)*	891	6,834
Yelp, Inc., Class A*	9,706	359,413
ZipRecruiter, Inc., Class A*	10,758	63,365

		1,277,238

Media (0.2%)
Boston Omaha Corp., Class A*	265	3,864
Cardlytics, Inc.(x)*	6,101	11,104
Clear Channel Outdoor Holdings, Inc.*	6,308	7,002
Entravision Communications Corp., Class A	1,743	3,660
Gambling.com Group Ltd.*	2,357	29,745
Ibotta, Inc., Class A(x)*	2,450	103,390
Integral Ad Science Holding Corp.*	1,310	10,559
John Wiley & Sons, Inc., Class A	3,168	141,166
Magnite, Inc.*	17,222	196,503
PubMatic, Inc., Class A*	5,992	54,767
Sinclair, Inc.	4,859	77,404
Stagwell, Inc., Class A*	2,251	13,618
TechTarget, Inc.*	4,007	59,344
Thryv Holdings, Inc.*	5,920	75,835
Townsquare Media, Inc., Class A	1,749	14,237

		802,198

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.(x)*	4,060	34,997

Total Communication Services		3,818,961

Consumer Discretionary (12.3%)
Automobile Components (0.6%)
Dorman Products, Inc.*	3,971	478,664
Gentherm, Inc.*	4,840	129,422
Holley, Inc.*	3,027	7,779
LCI Industries	3,806	332,759
Luminar Technologies, Inc., Class A(x)*	3,600	19,404
Modine Manufacturing Co.*	7,942	609,549
Patrick Industries, Inc.(x)	4,974	420,601
Visteon Corp.*	4,193	325,461
XPEL, Inc.(m)*	3,851	113,142

		2,436,781

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	2,951	5,902

Broadline Retail (3.3%)
1stdibs.com, Inc.*	1,189	3,615
Global-e Online Ltd.*	347,131	12,375,220
Groupon, Inc.(x)*	1,720	32,284
Savers Value Village, Inc.(x)*	3,630	25,047

		12,436,166

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A(x)*	3,644	51,745

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	1,080	108,691
American Public Education, Inc.*	78	1,741
Carriage Services, Inc., Class A	1,557	60,334
Coursera, Inc.*	20,997	139,840
European Wax Center, Inc., Class A*	4,653	18,379
Frontdoor, Inc.*	11,925	458,158
KinderCare Learning Cos., Inc.(x)*	2,174	25,197
Laureate Education, Inc.*	16,132	329,899
Mister Car Wash, Inc.*	12,508	98,688
Nerdy, Inc.(x)*	13,376	18,994
OneSpaWorld Holdings Ltd.	15,496	260,178
Stride, Inc.*	6,539	827,184
Udemy, Inc.*	14,267	110,712
Universal Technical Institute, Inc.*	7,139	183,330
Zspace, Inc.(x)*	561	4,157

		2,645,482

Hotels, Restaurants & Leisure (1.6%)
Accel Entertainment, Inc., Class A*	7,757	76,949
BJ’s Restaurants, Inc.*	1,583	54,234
Bloomin’ Brands, Inc.	6,324	45,343
Brinker International, Inc.*	6,103	909,652
Cheesecake Factory, Inc. (The)(x)	7,401	360,133
Cracker Barrel Old Country Store, Inc.(x)	785	30,474
Dave & Buster’s Entertainment, Inc.(x)*	4,825	84,775
Denny’s Corp.*	5,209	19,117
Despegar.com Corp.*	1,540	28,937
Dine Brands Global, Inc.	350	8,144
Everi Holdings, Inc.*	6,909	94,446
First Watch Restaurant Group, Inc.*	5,883	97,952
Global Business Travel Group I(x)*	16,634	120,763
Hilton Grand Vacations, Inc.*	10,638	397,967
Inspired Entertainment, Inc.*	3,488	29,787
International Game Technology plc	2,499	40,634
Jack in the Box, Inc.	2,951	80,238
Krispy Kreme, Inc.(x)	13,280	65,338
Kura Sushi USA, Inc., Class A(x)*	1,043	53,402
Lindblad Expeditions Holdings, Inc.*	3,674	34,058
Monarch Casino & Resort, Inc.	2,008	156,122
Nathan’s Famous, Inc.	369	35,562
ONE Group Hospitality, Inc. (The)(x)*	3,021	9,033
Papa John’s International, Inc.	3,723	152,941
PlayAGS, Inc.*	5,787	70,080
Portillo’s, Inc., Class A(x)*	6,684	79,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Potbelly Corp.*	4,164	$39,600
RCI Hospitality Holdings, Inc.	671	28,813
Red Rock Resorts, Inc., Class A	3,489	151,318
Rush Street Interactive, Inc.*	11,705	125,478
Sabre Corp.*	12,135	34,099
Shake Shack, Inc., Class A*	5,839	514,825
Six Flags Entertainment Corp.	10,597	377,995
Super Group SGHC Ltd.	22,951	147,804
Sweetgreen, Inc., Class A*	54,904	1,373,698
Target Hospitality Corp.*	4,825	31,748
United Parks & Resorts, Inc.(x)*	4,472	203,297
Xponential Fitness, Inc., Class A*	3,663	30,513

		6,194,742

Household Durables (1.0%)
Cavco Industries, Inc.*	1,237	642,782
Century Communities, Inc.	469	31,470
Champion Homes, Inc.*	3,877	367,384
Cricut, Inc., Class A	5,678	29,242
Dream Finders Homes, Inc., Class A(x)*	4,387	98,971
Green Brick Partners, Inc.*	1,322	77,086
Hovnanian Enterprises, Inc., Class A*	45	4,712
Installed Building Products, Inc.	3,648	625,486
KB Home	1,390	80,787
Landsea Homes Corp.*	93	597
LGI Homes, Inc.*	225	14,956
Lovesac Co. (The)*	1,125	20,452
Sonos, Inc.*	16,768	178,914
Tri Pointe Homes, Inc.*	4,040	128,957
United Homes Group, Inc.(x)*	914	2,559
Victoria plc(x)*	1,139,746	1,301,484

		3,605,839

Leisure Products (2.5%)
Acushnet Holdings Corp.(x)	4,237	290,913
Marine Products Corp.	682	5,722
Peloton Interactive, Inc., Class A(x)*	1,443,948	9,125,751
Smith & Wesson Brands, Inc.	585	5,452
Sturm Ruger & Co., Inc.	623	24,478

		9,452,316

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	834	4,921
Abercrombie & Fitch Co., Class A*	7,623	582,169
Academy Sports & Outdoors, Inc.	2,701	123,193
American Eagle Outfitters, Inc.	21,711	252,282
Arhaus, Inc., Class A*	6,848	59,578
Arko Corp.	1,171	4,625
Beyond, Inc.*	22,550	130,790
Boot Barn Holdings, Inc.*	4,538	487,517
Buckle, Inc. (The)	4,833	185,201
Build-A-Bear Workshop, Inc.	1,931	71,775
Caleres, Inc.	1,689	29,101
Camping World Holdings, Inc., Class A	8,745	141,319
EVgo, Inc., Class A*	2,358	6,272
Floor & Decor Holdings, Inc., Class A*	46,530	3,744,269
Genesco, Inc.*	433	9,193
J Jill, Inc.	860	16,796
Leslie’s, Inc.*	17,730	13,040
National Vision Holdings, Inc.*	703	8,984
RealReal, Inc. (The)*	10,524	56,724
Revolve Group, Inc., Class A*	5,884	126,447
RH*	532	124,706
Sonic Automotive, Inc., Class A	645	36,739
ThredUp, Inc., Class A*	2,206	5,316
Tile Shop Holdings, Inc.(x)*	1,290	8,359
Torrid Holdings, Inc.(x)*	3,426	18,775
Upbound Group, Inc.	8,174	195,849
Urban Outfitters, Inc.*	2,737	143,419
Victoria’s Secret & Co.*	2,752	51,132
Warby Parker, Inc., Class A*	13,546	246,944
Wayfair, Inc., Class A(x)*	48,537	1,554,640

		8,440,075

Textiles, Apparel & Luxury Goods (0.4%)
Figs, Inc., Class A*	1,151	5,283
Hanesbrands, Inc.*	54,195	312,705
Kontoor Brands, Inc.	8,453	542,091
Oxford Industries, Inc.	1,631	95,691
Rocky Brands, Inc.	389	6,757
Steven Madden Ltd.	11,045	294,239
Superior Group of Cos., Inc.	303	3,315
Wolverine World Wide, Inc.	12,209	169,827

		1,429,908

Total Consumer Discretionary		46,698,956

Consumer Staples (9.3%)
Beverages (4.7%)
Celsius Holdings, Inc.(x)*	481,704	17,158,297
MGP Ingredients, Inc.	2,148	63,108
National Beverage Corp.	3,617	150,250
Primo Brands Corp.	3,728	132,307
Vita Coco Co., Inc. (The)*	6,086	186,536

		17,690,498

Consumer Staples Distribution & Retail (0.8%)
Andersons, Inc. (The)	644	27,647
Chefs’ Warehouse, Inc. (The)*	5,460	297,351
Guardian Pharmacy Services, Inc., Class A(x)*	461	9,801
Natural Grocers by Vitamin Cottage, Inc.	360	14,472
PriceSmart, Inc.	2,427	213,212
Sprouts Farmers Market, Inc.*	15,476	2,362,257

		2,924,740

Food Products (0.6%)
Beyond Meat, Inc.(x)*	8,495	25,910
BRC, Inc., Class A*	7,155	14,954
Calavo Growers, Inc.	435	10,436
Cal-Maine Foods, Inc.	395	35,905
Forafric Global plc(x)*	520	4,472
J & J Snack Foods Corp.	2,344	308,752
John B Sanfilippo & Son, Inc.	1,345	95,307
Lancaster Colony Corp.	3,027	529,725
Lifeway Foods, Inc.*	661	16,161
Mama’s Creations, Inc.*	4,860	31,638
Mission Produce, Inc.*	617	6,466
Simply Good Foods Co. (The)*	14,141	487,723
SunOpta, Inc.*	14,281	69,406
Utz Brands, Inc.	6,959	97,983
Vital Farms, Inc.*	5,153	157,012
Westrock Coffee Co.(x)*	5,016	36,215
WK Kellogg Co.(x)	9,984	198,981

		2,127,046

Household Products (0.2%)
Central Garden & Pet Co.*	423	15,507
Central Garden & Pet Co., Class A*	1,142	37,378
Energizer Holdings, Inc.	11,136	333,189
Oil-Dri Corp. of America	354	16,256
WD-40 Co.	2,084	508,496

		910,826

Personal Care Products (3.0%)
Beauty Health Co. (The)*	11,390	15,263
Herbalife Ltd.(x)*	10,566	91,184
Honest Co., Inc. (The)*	4,953	23,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Interparfums, Inc.	2,787	$317,356
Nature’s Sunshine Products, Inc.*	374	4,694
Oddity Tech Ltd., Class A(x)*	256,713	11,105,404

		11,557,180

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	2,719	7,423
Turning Point Brands, Inc.	2,301	136,771

		144,194

Total Consumer Staples		35,354,484

Energy (1.9%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	25,581	671,245
Aris Water Solutions, Inc., Class A	331	10,605
Atlas Energy Solutions, Inc.(x)	11,465	204,536
Cactus, Inc., Class A	10,223	468,520
ChampionX Corp.	29,299	873,110
Core Laboratories, Inc.	7,257	108,782
DMC Global, Inc.*	597	5,027
Drilling Tools International Corp.*	1,059	2,510
Flowco Holdings, Inc., Class A*	813	20,854
Helix Energy Solutions Group, Inc.*	3,964	32,941
Kodiak Gas Services, Inc.	1,868	69,676
Liberty Energy, Inc., Class A	1,374	21,750
Nabors Industries Ltd.*	413	17,226
Natural Gas Services Group, Inc.*	305	6,701
Noble Corp. plc(x)	13,367	316,798
Oceaneering International, Inc.*	15,464	337,270
Seadrill Ltd.*	3,010	75,250
TETRA Technologies, Inc.*	19,334	64,962
Tidewater, Inc.*	7,573	320,111
Valaris Ltd.(x)*	6,084	238,858

		3,866,732

Oil, Gas & Consumable Fuels (0.9%)
Berry Corp.	3,658	11,742
BKV Corp.*	417	8,757
Centrus Energy Corp., Class A(x)*	1,543	95,990
Crescent Energy Co., Class A	6,601	74,195
CVR Energy, Inc.	4,830	93,702
Delek US Holdings, Inc.	2,770	41,744
Diversified Energy Co. plc(m)	418	5,651
Dorian LPG Ltd.	2,743	61,279
Empire Petroleum Corp.(x)*	1,921	12,064
Encore Energy Corp.(x)*	19,899	27,262
Evolution Petroleum Corp.	1,541	7,982
FLEX LNG Ltd.(x)	2,753	63,291
Gulfport Energy Corp.*	995	183,219
Infinity Natural Resources, Inc., Class A*	494	9,263
Kinetik Holdings, Inc., Class A	615	31,943
Kosmos Energy Ltd.*	71,978	164,110
Magnolia Oil & Gas Corp., Class A	24,479	618,340
NextDecade Corp.*	17,497	136,127
Northern Oil & Gas, Inc.	941	28,446
Prairie Operating Co.(x)*	636	3,403
REX American Resources Corp.*	448	16,831
Riley Exploration Permian, Inc.	253	7,380
Sable Offshore Corp.(x)*	46,908	1,190,056
SFL Corp. Ltd.	4,102	33,636
SM Energy Co.	2,961	88,682
Uranium Energy Corp.(x)*	63,296	302,555
Ur-Energy, Inc.(x)*	48,681	32,816
VAALCO Energy, Inc.	1,156	4,347
W&T Offshore, Inc.(x)	16,758	25,975
World Kinect Corp.	943	26,743

		3,407,531

Total Energy		7,274,263

Financials (8.2%)
Banks (0.6%)
Axos Financial, Inc.*	784	50,584
BancFirst Corp.	461	50,650
Bancorp, Inc. (The)*	6,514	344,200
Bank7 Corp.	12	465
Citizens Financial Services, Inc.	54	3,135
City Holding Co.	133	15,623
Coastal Financial Corp.*	1,812	163,823
Columbia Financial, Inc.*	331	4,965
Esquire Financial Holdings, Inc.	929	70,028
First Bancorp	1,605	30,768
First Business Financial Services, Inc.	157	7,402
First Financial Bankshares, Inc.	20,147	723,680
First Foundation, Inc.	3,221	16,717
First Internet Bancorp	480	12,854
First Western Financial, Inc.*	337	6,622
Greene County Bancorp, Inc.	1,057	25,484
Lakeland Financial Corp.	202	12,007
Live Oak Bancshares, Inc.	4,680	124,769
Metrocity Bankshares, Inc.	455	12,544
Nicolet Bankshares, Inc.	508	55,352
Pathward Financial, Inc.	1,011	73,752
Peoples Financial Services Corp.	342	15,209
ServisFirst Bancshares, Inc.	2,227	183,950
Shore Bancshares, Inc.	829	11,225
Triumph Financial, Inc.*	3,137	181,319
USCB Financial Holdings, Inc.	468	8,686

		2,205,813

Capital Markets (1.4%)
Acadian Asset Management, Inc.	4,360	112,750
Artisan Partners Asset Management, Inc., Class A	8,970	350,727
B Riley Financial, Inc.	3,200	12,384
Cohen & Steers, Inc.	4,331	347,563
Diamond Hill Investment Group, Inc.	452	64,564
DigitalBridge Group, Inc.	6,526	57,559
Donnelley Financial Solutions, Inc.*	2,783	121,645
GCM Grosvenor, Inc., Class A(x)	6,844	90,546
Hamilton Lane, Inc., Class A	6,086	904,806
Moelis & Co., Class A	7,517	438,692
Open Lending Corp.*	16,755	46,244
P10, Inc., Class A	5,865	68,914
Patria Investments Ltd., Class A	9,936	112,177
Perella Weinberg Partners, Class A	8,192	150,733
Piper Sandler Cos.	2,711	671,406
PJT Partners, Inc., Class A	3,659	504,503
StepStone Group, Inc., Class A	10,383	542,304
StoneX Group, Inc.*	700	53,466
Value Line, Inc.	129	4,988
Victory Capital Holdings, Inc., Class A	6,474	374,650
Virtus Investment Partners, Inc.	896	154,434
WisdomTree, Inc.	20,967	187,026

		5,372,081

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	117	5,985
Dave, Inc.*	1,230	101,672
FirstCash Holdings, Inc.	5,926	713,016
LendingTree, Inc.*	1,452	72,992
Moneylion, Inc.*	1,332	115,231
NerdWallet, Inc., Class A*	5,354	48,454
OppFi, Inc.(x)	3,109	28,914
PROG Holdings, Inc.	1,060	28,196
Regional Management Corp.	259	7,798
Upstart Holdings, Inc.*	12,320	567,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	515	$65,173

		1,754,521

Financial Services (4.7%)
Affirm Holdings, Inc., Class A*	202,171	9,136,107
Alerus Financial Corp.	368	6,793
AvidXchange Holdings, Inc.*	26,832	227,535
Burford Capital Ltd.	364,355	4,813,129
Cantaloupe, Inc.*	8,798	69,240
Cass Information Systems, Inc.	1,743	75,385
Evertec, Inc.	9,671	355,603
Federal Agricultural Mortgage Corp., Class C	1,262	236,638
Flywire Corp.*	18,872	179,284
International Money Express, Inc.*	4,869	61,447
Marqeta, Inc., Class A*	62,303	256,688
Mr Cooper Group, Inc.*	3,568	426,733
NCR Atleos Corp.*	11,007	290,365
NMI Holdings, Inc., Class A*	955	34,428
Pagseguro Digital Ltd., Class A*	15,079	115,053
Payoneer Global, Inc.*	31,076	227,166
Paysign, Inc.*	4,891	10,369
PennyMac Financial Services, Inc.	2,279	228,151
Priority Technology Holdings, Inc.*	3,426	23,348
Remitly Global, Inc.*	22,955	477,464
Sezzle, Inc.(x)*	1,956	68,245
StoneCo Ltd., Class A*	22,961	240,631
Walker & Dunlop, Inc.	3,640	310,710

		17,870,512

Insurance (1.0%)
American Coastal Insurance Corp.	1,589	18,385
AMERISAFE, Inc.	1,304	68,525
Baldwin Insurance Group, Inc. (The), Class A*	10,385	464,106
Bowhead Specialty Holdings, Inc.*	631	25,650
Crawford & Co., Class A	2,273	25,958
F&G Annuities & Life, Inc.	161	5,804
Goosehead Insurance, Inc., Class A	3,456	408,015
HCI Group, Inc.	1,267	189,074
Investors Title Co.	32	7,715
Kingsway Financial Services, Inc.*	2,278	18,042
Lemonade, Inc.(x)*	6,543	205,646
Mercury General Corp.	510	28,509
Oscar Health, Inc., Class A*	31,399	411,641
Palomar Holdings, Inc.*	3,981	545,715
Root, Inc., Class A*	1,313	175,207
Selective Insurance Group, Inc.	7,950	727,743
SiriusPoint Ltd.*	893	15,440
Skyward Specialty Insurance Group, Inc.*	1,378	72,924
Tiptree, Inc., Class A	890	21,440
Trupanion, Inc.*	5,041	187,878
Universal Insurance Holdings, Inc.	558	13,225

		3,636,642

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
AG Mortgage Investment Trust, Inc. (REIT)	833	6,081
Angel Oak Mortgage REIT, Inc. (REIT)	604	5,756
KKR Real Estate Finance Trust, Inc. (REIT)	2,219	23,965

		35,802

Total Financials		30,875,371

Health Care (23.1%)
Biotechnology (10.9%)
4D Molecular Therapeutics, Inc.*	4,538	14,658
Absci Corp.(x)*	9,737	24,440
ACADIA Pharmaceuticals, Inc.*	18,375	305,209
Achieve Life Sciences, Inc.*	3,152	8,416
Actinium Pharmaceuticals, Inc.(x)*	4,594	7,396
ADC Therapeutics SA(x)*	6,385	9,003
ADMA Biologics, Inc.*	35,252	699,400
Aerovate Therapeutics, Inc.(x)*	1,620	4,066
Agenus, Inc.(x)*	436	656
Akebia Therapeutics, Inc.*	3,307	6,349
Akero Therapeutics, Inc.*	1,928	78,045
Aldeyra Therapeutics, Inc.*	898	5,163
Alector, Inc.*	11,177	13,748
Alkermes plc*	24,693	815,363
Altimmune, Inc.(x)*	5,779	28,895
ALX Oncology Holdings, Inc.*	5,044	3,142
Amicus Therapeutics, Inc.*	44,990	367,118
AnaptysBio, Inc.*	3,289	61,143
Anavex Life Sciences Corp.(x)*	3,073	26,366
Anika Therapeutics, Inc.*	388	5,832
Apogee Therapeutics, Inc.*	5,777	215,829
Applied Therapeutics, Inc.*	8,532	4,171
Arbutus Biopharma Corp.(x)*	1,671,125	5,832,226
Arcellx, Inc.*	6,720	440,832
Arcturus Therapeutics Holdings, Inc.*	3,231	34,216
Arcus Biosciences, Inc.*	8,479	66,560
Arcutis Biotherapeutics, Inc.*	16,589	259,452
Ardelyx, Inc.*	35,709	175,331
ArriVent Biopharma, Inc.(x)*	2,598	48,037
Arrowhead Pharmaceuticals, Inc.*	18,352	233,804
ARS Pharmaceuticals, Inc.(x)*	7,571	95,243
Artiva Biotherapeutics, Inc.(x)*	1,049	3,147
Astria Therapeutics, Inc.*	5,980	31,933
Atossa Therapeutics, Inc.(x)*	1,053	709
Aurinia Pharmaceuticals, Inc.*	15,266	122,739
Avidity Biosciences, Inc.*	17,435	514,681
Avita Medical, Inc.(x)*	4,254	34,628
Beam Therapeutics, Inc.*	19,605	382,886
Bicara Therapeutics, Inc.(x)*	1,672	21,786
BioCryst Pharmaceuticals, Inc.*	31,517	236,378
Biohaven Ltd.*	28,740	690,910
Biomea Fusion, Inc.(x)*	3,660	7,796
Black Diamond Therapeutics, Inc.(x)*	3,839	5,950
Blueprint Medicines Corp.*	9,761	863,946
Boundless Bio, Inc.(x)*	2,485	3,752
Bridgebio Pharma, Inc.*	13,450	464,966
Cabaletta Bio, Inc.*	1,501	2,079
CAMP4 Therapeutics Corp.*	1,276	5,104
Candel Therapeutics, Inc.(x)*	4,376	24,724
Capricor Therapeutics, Inc.(x)*	4,717	44,764
Cardiff Oncology, Inc.(x)*	3,999	12,557
CareDx, Inc.*	1,735	30,796
Cargo Therapeutics, Inc.*	563	2,291
Cartesian Therapeutics, Inc.(x)*	1,561	20,574
Catalyst Pharmaceuticals, Inc.*	17,378	421,416
Celcuity, Inc.(x)*	4,635	46,860
Celldex Therapeutics, Inc.*	8,116	147,305
CervoMed, Inc.*	820	7,503
CG oncology, Inc.(x)*	5,039	123,405
Cogent Biosciences, Inc.*	13,505	80,895
Coherus Biosciences, Inc.(x)*	4,547	3,669
Corbus Pharmaceuticals Holdings, Inc.(x)*	831	4,413
Crinetics Pharmaceuticals, Inc.*	14,065	471,740
Cullinan Therapeutics, Inc.*	6,948	52,596
Cytokinetics, Inc.*	1,619	65,068
Day One Biopharmaceuticals, Inc.*	7,262	57,588
Denali Therapeutics, Inc.*	11,187	152,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dianthus Therapeutics, Inc.(x)*	261	$4,735
Disc Medicine, Inc.*	385	19,111
Dynavax Technologies Corp.*	16,164	209,647
Dyne Therapeutics, Inc.*	12,920	135,143
Elevation Oncology, Inc.(x)*	4,710	1,220
Fennec Pharmaceuticals, Inc.(x)*	722	4,397
Fibrobiologics, Inc.*	3,831	3,448
Foghorn Therapeutics, Inc.*	2,035	7,428
Galectin Therapeutics, Inc.(x)*	2,027	2,473
Geron Corp.*	64,349	102,315
Greenwich Lifesciences, Inc.(x)*	902	8,605
Halozyme Therapeutics, Inc.*	19,137	1,221,132
Heron Therapeutics, Inc.(x)*	1,783	3,923
HilleVax, Inc.(x)*	811	1,176
Humacyte, Inc.(x)*	14,035	23,930
Ideaya Biosciences, Inc.*	13,359	218,820
IGM Biosciences, Inc.*	1,786	2,054
ImmunityBio, Inc.(x)*	18,987	57,151
Immunome, Inc.*	10,953	73,714
Immunovant, Inc.(x)*	33,697	575,882
Inhibrx Biosciences, Inc.(x)*	812	11,360
Inmune Bio, Inc.(x)*	1,849	14,441
Insmed, Inc.*	26,459	2,018,557
Intellia Therapeutics, Inc.*	78,882	560,851
Iovance Biotherapeutics, Inc.*	42,909	142,887
Ironwood Pharmaceuticals, Inc., Class A*	7,114	10,458
Janux Therapeutics, Inc.*	4,863	131,301
Jasper Therapeutics, Inc.(x)*	1,717	7,383
KalVista Pharmaceuticals, Inc.*	5,951	68,675
Keros Therapeutics, Inc.*	5,203	53,019
Kiniksa Pharmaceuticals International plc, Class A*	5,825	129,373
Korro Bio, Inc.(x)*	249	4,335
Krystal Biotech, Inc.*	3,808	686,582
Kura Oncology, Inc.*	11,109	73,319
Kymera Therapeutics, Inc.*	7,180	196,517
Kyverna Therapeutics, Inc.(x)*	1,561	3,013
Larimar Therapeutics, Inc.(x)*	6,234	13,403
Lexeo Therapeutics, Inc.(x)*	3,071	10,656
Lexicon Pharmaceuticals, Inc.(x)*	5,146	2,371
Lineage Cell Therapeutics, Inc.(x)*	31,553	14,249
MacroGenics, Inc.*	7,935	10,077
Madrigal Pharmaceuticals, Inc.(x)*	2,759	913,864
MannKind Corp.*	32,251	162,223
MeiraGTx Holdings plc*	4,839	32,808
Mersana Therapeutics, Inc.*	9,715	3,344
Metagenomi, Inc.*	2,455	3,339
Metsera, Inc.*	1,328	36,148
MiMedx Group, Inc.*	8,985	68,286
Mineralys Therapeutics, Inc.*	1,050	16,674
Mirum Pharmaceuticals, Inc.*	6,058	272,913
Neurogene, Inc.(x)*	786	9,204
Novavax, Inc.(x)*	18,070	115,829
Nurix Therapeutics, Inc.*	8,088	96,085
Nuvalent, Inc., Class A*	5,404	383,252
Ocugen, Inc.(x)*	43,865	30,982
Olema Pharmaceuticals, Inc.*	1,577	5,930
Organogenesis Holdings, Inc., Class A*	1,486	6,420
ORIC Pharmaceuticals, Inc.*	2,110	11,774
Outlook Therapeutics, Inc.(x)*	1,354	1,652
Ovid therapeutics, Inc.*	8,833	2,755
PepGen, Inc.(x)*	2,077	2,918
Perspective Therapeutics, Inc.*	6,174	13,151
Praxis Precision Medicines, Inc.*	2,651	100,393
Precigen, Inc.(x)*	3,362	5,009
Prime Medicine, Inc.(x)*	8,646	17,206
ProKidney Corp., Class A(x)*	180,204	157,895
Protagonist Therapeutics, Inc.*	9,110	440,560
Prothena Corp. plc(x)*	3,938	48,733
PTC Therapeutics, Inc.*	8,876	452,321
Puma Biotechnology, Inc.*	1,996	5,908
Recursion Pharmaceuticals, Inc., Class A(x)*	87,410	462,399
Regulus Therapeutics, Inc.*	2,623	4,590
Renovaro, Inc.(x)*	10,891	5,916
Revolution Medicines, Inc.*	16,987	600,660
Rhythm Pharmaceuticals, Inc.*	8,416	445,796
Rigel Pharmaceuticals, Inc.*	1,975	35,530
Rocket Pharmaceuticals, Inc.*	11,976	79,880
Roivant Sciences Ltd.*	902,258	9,103,783
Sana Biotechnology, Inc.(x)*	20,868	35,058
Savara, Inc.(x)*	15,106	41,844
Scholar Rock Holding Corp.*	11,111	357,219
Sera Prognostics, Inc., Class A(x)*	4,540	16,707
Shattuck Labs, Inc.*	4,011	3,811
Soleno Therapeutics, Inc.*	3,877	277,012
Solid Biosciences, Inc.(x)*	253	936
SpringWorks Therapeutics, Inc.*	10,553	465,704
Spyre Therapeutics, Inc.*	494	7,971
Stoke Therapeutics, Inc.*	5,589	37,167
Summit Therapeutics, Inc.(x)*	13,286	256,287
Syndax Pharmaceuticals, Inc.*	12,754	156,683
Tango Therapeutics, Inc.*	7,011	9,605
Taysha Gene Therapies, Inc.(x)*	27,786	38,623
Tenaya Therapeutics, Inc.(x)*	2,316	1,320
Tevogen Bio Holdings, Inc.(x)*	4,688	5,063
TG Therapeutics, Inc.*	21,428	844,906
TScan Therapeutics, Inc.*	3,766	5,197
Twist Bioscience Corp.*	9,101	357,305
Tyra Biosciences, Inc.(x)*	3,257	30,290
Upstream Bio, Inc.*	1,535	9,394
UroGen Pharma Ltd.(x)*	4,679	51,750
Vaxcyte, Inc.*	19,064	719,857
Vera Therapeutics, Inc., Class A*	6,911	166,002
Verastem, Inc.(x)*	5,890	35,517
Vericel Corp.*	7,536	336,256
Viridian Therapeutics, Inc.*	8,470	114,176
Werewolf Therapeutics, Inc.*	287	279
X4 Pharmaceuticals, Inc.(x)*	25,410	6,007
Xencor, Inc.*	4,660	49,582
XOMA Royalty Corp.*	44,294	882,779
Y-mAbs Therapeutics, Inc.(x)*	5,654	25,047
Zenas Biopharma, Inc.(x)*	1,359	10,736
Zura Bio Ltd., Class A(x)*	5,981	7,715

		41,412,816

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	13,803	24,707
Alphatec Holdings, Inc.*	16,284	165,120
Anteris Technologies Global Corp.*	909	3,309
Artivion, Inc.*	4,572	112,380
AtriCure, Inc.*	4,776	154,074
Axogen, Inc.*	6,549	121,156
Beta Bionics, Inc.*	1,391	17,026
Bioventus, Inc., Class A*	1,978	18,099
Ceribell, Inc.*	1,257	24,147
Cerus Corp.*	25,912	36,018
CONMED Corp.(x)	4,749	286,792
CVRx, Inc.(x)*	2,511	30,709
Embecta Corp.	916	11,679
Fractyl Health, Inc.(x)*	3,392	4,036
Glaukos Corp.*	7,523	740,414
Haemonetics Corp.*	7,614	483,870
Inmode Ltd.*	1,184	21,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Integer Holdings Corp.*	3,585	$423,066
iRadimed Corp.	1,252	65,705
iRhythm Technologies, Inc.*	4,802	502,673
Lantheus Holdings, Inc.*	10,568	1,031,437
LeMaitre Vascular, Inc.	3,154	264,621
LivaNova plc*	439	17,244
Merit Medical Systems, Inc.*	8,789	929,085
NeuroPace, Inc.*	2,036	25,022
Novocure Ltd.*	16,285	290,199
Orchestra BioMed Holdings, Inc.*	1,615	6,912
Outset Medical, Inc.(x)*	10,806	119,514
Paragon 28, Inc.*	7,117	92,948
PROCEPT BioRobotics Corp.*	6,827	397,741
Pulmonx Corp.*	6,104	41,080
Pulse Biosciences, Inc.(x)*	2,833	45,583
RxSight, Inc.*	5,718	144,379
Sanara Medtech, Inc.(x)*	571	17,627
Semler Scientific, Inc.(x)*	85,754	3,104,295
SI-BONE, Inc.*	5,097	71,511
Sight Sciences, Inc.*	5,323	12,775
STAAR Surgical Co.*	7,612	134,199
Stereotaxis, Inc.*	7,720	13,587
Surmodics, Inc.*	1,371	41,857
Tandem Diabetes Care, Inc.*	10,243	196,256
TransMedics Group, Inc.(x)*	5,023	337,947
Treace Medical Concepts, Inc.*	7,795	65,400
UFP Technologies, Inc.(x)*	1,118	225,512
Zynex, Inc.(x)*	2,573	5,661

		10,878,376

Health Care Providers & Services (5.9%)
Accolade, Inc.*	3,780	26,384
AdaptHealth Corp., Class A*	6,756	73,235
Addus HomeCare Corp.*	1,072	106,010
agilon health, Inc.*	3,225,055	13,964,488
AirSculpt Technologies, Inc.(x)*	2,296	5,361
Alignment Healthcare, Inc.*	15,413	286,990
AMN Healthcare Services, Inc.*	5,824	142,455
Ardent Health Partners, Inc.*	2,512	34,540
Astrana Health, Inc.*	6,718	208,325
Aveanna Healthcare Holdings, Inc.*	5,125	27,778
BrightSpring Health Services, Inc.(x)*	8,309	150,310
Brookdale Senior Living, Inc.*	24,726	154,785
Castle Biosciences, Inc.*	1,211	24,244
Community Health Systems, Inc.*	11,083	29,924
Concentra Group Holdings Parent, Inc.	11,820	256,494
CorVel Corp.*	4,080	456,838
DocGo, Inc.*	2,764	7,297
Enhabit, Inc.*	668	5,872
Ensign Group, Inc. (The)	8,526	1,103,264
GeneDx Holdings Corp., Class A*	245	21,698
Guardant Health, Inc.*	18,320	780,432
HealthEquity, Inc.*	13,179	1,164,628
Hims & Hers Health, Inc.*	29,693	877,428
InfuSystem Holdings, Inc.*	2,685	14,445
Innovage Holding Corp.*	944	2,813
Joint Corp. (The)*	1,672	20,883
LifeStance Health Group, Inc.*	9,855	65,634
ModivCare, Inc.(x)*	834	1,097
Nano-X Imaging Ltd.(x)*	8,001	39,965
National Research Corp.	2,266	29,005
NeoGenomics, Inc.*	1,369	12,992
Option Care Health, Inc.*	12,351	431,668
Owens & Minor, Inc.*	1,710	15,441
PACS Group, Inc.*	6,069	68,216
Patterson Cos., Inc.	2,257	70,509
Pennant Group, Inc. (The)*	4,946	124,392
Performant Healthcare, Inc.*	8,359	24,743
Privia Health Group, Inc.*	15,894	356,820
Progyny, Inc.*	11,507	257,066
RadNet, Inc.*	10,168	505,553
Select Medical Holdings Corp.	11,218	187,341
Sonida Senior Living, Inc.(x)*	275	6,405
Talkspace, Inc.*	18,748	47,995
US Physical Therapy, Inc.	2,279	164,908
Viemed Healthcare, Inc.*	5,041	36,699

		22,393,370

Health Care Technology (0.4%)
Evolent Health, Inc., Class A*	18,021	170,659
Health Catalyst, Inc.*	905	4,100
HealthStream, Inc.	1,086	34,947
LifeMD, Inc.*	3,274	17,811
OptimizeRx Corp.*	2,435	21,087
Phreesia, Inc.*	8,520	217,771
Schrodinger, Inc.(x)*	31,747	626,686
Simulations Plus, Inc.	2,407	59,020
Teladoc Health, Inc.*	3,969	31,593
Waystar Holding Corp.*	7,908	295,443

		1,479,117

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	47,357	413,427
Akoya Biosciences, Inc.(x)*	3,526	4,901
BioLife Solutions, Inc.*	5,012	114,474
Codexis, Inc.(x)*	1,844	4,960
Conduit Pharmaceuticals, Inc.*	45	35
CryoPort, Inc.*	5,078	30,874
Harvard Bioscience, Inc.*	1,842	1,043
Maravai LifeSciences Holdings, Inc., Class A*	16,697	36,900
MaxCyte, Inc.(x)*	827,760	2,259,785
Mesa Laboratories, Inc.	281	33,343
Niagen Bioscience, Inc.*	7,340	50,646
OmniAb, Inc. (Earn Out Shares)(r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	1,487	3,569
Quanterix Corp.*	835	5,436
Standard BioTools, Inc.*	2,094,736	2,262,315

		5,221,708

Pharmaceuticals (1.7%)
Alto Neuroscience, Inc.(x)*	1,781	3,847
Alumis, Inc.(x)*	2,271	13,944
Amneal Pharmaceuticals, Inc.*	20,623	172,821
Amphastar Pharmaceuticals, Inc.*	5,792	167,910
ANI Pharmaceuticals, Inc.*	2,018	135,105
Aquestive Therapeutics, Inc.(x)*	3,049	8,842
Arvinas, Inc.*	9,891	69,435
ATAI Life Sciences NV(x)*	316,732	430,756
Avadel Pharmaceuticals plc (ADR)*	13,903	108,860
Axsome Therapeutics, Inc.*	5,651	659,076
BioAge Labs, Inc.*	1,445	5,433
Biote Corp., Class A*	3,798	12,647
Cassava Sciences, Inc.(x)*	5,760	8,640
Collegium Pharmaceutical, Inc.*	4,804	143,399
Contineum Therapeutics, Inc., Class A*	1,000	6,980
Corcept Therapeutics, Inc.*	12,424	1,419,069
CorMedix, Inc.(x)*	8,408	51,793
Edgewise Therapeutics, Inc.*	11,304	248,688
Enliven Therapeutics, Inc.(x)*	5,367	105,623
Esperion Therapeutics, Inc.(x)*	7,761	11,176
Evolus, Inc.*	8,762	105,407
EyePoint Pharmaceuticals, Inc.*	4,538	24,596
Fulcrum Therapeutics, Inc.*	3,388	9,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GH Research plc(x)*	48,821	$538,496
Harmony Biosciences Holdings, Inc.*	5,915	196,319
Harrow, Inc.*	4,692	124,807
Innoviva, Inc.*	783	14,196
Liquidia Corp.*	9,907	146,128
Maze Therapeutics, Inc.*	750	8,258
MBX Biosciences, Inc.(x)*	952	7,026
MediWound Ltd.(x)*	1,498	23,249
Mind Medicine MindMed, Inc.(x)*	11,255	65,842
Neumora Therapeutics, Inc.(x)*	12,433	12,433
Ocular Therapeutix, Inc.*	23,925	175,370
Omeros Corp.(x)*	3,046	25,038
Pacira BioSciences, Inc.*	490	12,177
Phathom Pharmaceuticals, Inc.(x)*	1,025	6,427
Phibro Animal Health Corp., Class A	862	18,412
Rapport Therapeutics, Inc.*	1,489	14,935
Scilex Holding Co.(r)*	1,312	245
scPharmaceuticals, Inc.(x)*	6,453	16,971
Septerna, Inc.(x)*	1,584	9,171
SIGA Technologies, Inc.*	5,727	31,384
Structure Therapeutics, Inc. (ADR)(x)*	19,465	336,939
Supernus Pharmaceuticals, Inc.*	551	18,045
Tarsus Pharmaceuticals, Inc.*	5,725	294,093
Telomir Pharmaceuticals, Inc.(x)*	1,638	5,291
Terns Pharmaceuticals, Inc.*	517	1,427
Trevi Therapeutics, Inc.*	6,947	43,697
Verrica Pharmaceuticals, Inc.*	2,154	952
Veru, Inc.(x)*	14,990	7,347
WaVe Life Sciences Ltd.*	12,468	100,741
Xeris Biopharma Holdings, Inc.*	21,950	120,506
Zevra Therapeutics, Inc.*	4,255	31,870

		6,331,596

Total Health Care		87,716,983

Industrials (13.7%)
Aerospace & Defense (0.9%)
AAR Corp.*	1,092	61,141
AeroVironment, Inc.*	4,307	513,351
Archer Aviation, Inc., Class A(x)*	46,896	333,430
Byrna Technologies, Inc.*	2,617	44,070
Cadre Holdings, Inc.	4,038	119,565
Eve Holding, Inc.(x)*	7,558	25,093
Intuitive Machines, Inc.*	184	1,371
Kratos Defense & Security Solutions, Inc.*	10,081	299,305
Leonardo DRS, Inc.	11,315	372,037
Moog, Inc., Class A	4,298	745,058
Park Aerospace Corp.	1,302	17,512
Redwire Corp.(x)*	875	7,254
Rocket Lab USA, Inc.(x)*	54,291	970,723
Virgin Galactic Holdings, Inc.(x)*	421	1,276
VirTra, Inc.(x)*	1,596	6,496

		3,517,682

Building Products (0.9%)
American Woodmark Corp.*	149	8,766
Apogee Enterprises, Inc.	1,082	50,129
AZZ, Inc.	3,709	310,109
CSW Industrials, Inc.	2,576	750,955
Gibraltar Industries, Inc.*	2,230	130,812
Griffon Corp.	6,052	432,718
Insteel Industries, Inc.	1,221	32,112
Janus International Group, Inc.*	21,104	151,949
JELD-WEN Holding, Inc.*	4,080	24,358
Tecnoglass, Inc.	3,459	247,491
UFP Industries, Inc.	5,215	558,214
Zurn Elkay Water Solutions Corp.	21,103	695,977

		3,393,590

Commercial Services & Supplies (0.8%)
ACV Auctions, Inc., Class A(x)*	22,670	319,420
Brink’s Co. (The)	6,726	579,512
Casella Waste Systems, Inc., Class A*	9,570	1,067,151
CECO Environmental Corp.*	4,499	102,577
Cimpress plc*	1,725	78,022
CompX International, Inc.	27	559
Driven Brands Holdings, Inc.*	8,984	153,986
HNI Corp.	3,493	154,914
Interface, Inc., Class A	786	15,594
LanzaTech Global, Inc.(x)*	16,946	4,103
Liquidity Services, Inc.*	3,364	104,318
Montrose Environmental Group, Inc.*	4,849	69,147
Perma-Fix Environmental Services, Inc.(x)*	2,449	17,804
Pitney Bowes, Inc.	6,455	58,418
Pursuit Attractions and Hospitality, Inc.*	3,145	111,301
Quad/Graphics, Inc.	2,628	14,323
Quest Resource Holding Corp.(x)*	2,411	6,269
VSE Corp.	420	50,396

		2,907,814

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	1,743	21,055
Argan, Inc.	1,960	257,093
Bowman Consulting Group Ltd., Class A*	2,025	44,206
Centuri Holdings, Inc.(x)*	2,509	41,123
Construction Partners, Inc., Class A*	7,104	510,564
Dycom Industries, Inc.*	4,366	665,116
Fluor Corp.*	24,081	862,581
Granite Construction, Inc.	5,569	419,903
IES Holdings, Inc.*	1,265	208,864
Limbach Holdings, Inc.*	1,614	120,195
MYR Group, Inc.*	2,454	277,523
Northwest Pipe Co.*	200	8,260
Orion Group Holdings, Inc.*	695	3,635
Primoris Services Corp.	7,570	434,594
Sterling Infrastructure, Inc.*	4,586	519,181

		4,393,893

Electrical Equipment (0.9%)
Allient, Inc.	125	2,747
American Superconductor Corp.*	5,376	97,521
Amprius Technologies, Inc.(x)*	1,668	4,470
Array Technologies, Inc.*	23,786	115,838
Atkore, Inc.	5,348	320,827
Blink Charging Co.(x)*	6,590	6,048
Bloom Energy Corp., Class A(x)*	28,216	554,727
ChargePoint Holdings, Inc.(x)*	35,007	21,179
EnerSys	5,539	507,262
Enovix Corp.(x)*	25,703	188,660
Fluence Energy, Inc., Class A(x)*	9,344	45,318
GrafTech International Ltd.(x)*	34,877	30,496
LSI Industries, Inc.	2,923	49,691
NANO Nuclear Energy, Inc.(x)*	614	16,246
NEXTracker, Inc., Class A*	16,480	694,467
NuScale Power Corp., Class A(x)*	13,888	196,654
Plug Power, Inc.(x)*	10,586	14,291
Powell Industries, Inc.	1,431	243,742
Preformed Line Products Co.	26	3,642
SES AI Corp.(x)*	2,371	1,235
Shoals Technologies Group, Inc., Class A*	25,433	84,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SolarMax Technology, Inc.(x)*	1,764	$2,117
Solidion Technology, Inc.(x)*	7,086	855
Thermon Group Holdings, Inc.*	413	11,502
Vicor Corp.*	1,894	88,601

		3,302,574

Ground Transportation (0.2%)
ArcBest Corp.	3,684	260,017
Covenant Logistics Group, Inc., Class A	390	8,658
Heartland Express, Inc.	2,844	26,222
Marten Transport Ltd.	1,893	25,972
PAMT Corp.*	182	2,209
Proficient Auto Logistics, Inc.(x)*	1,112	9,307
RXO, Inc.*	24,498	467,912
Universal Logistics Holdings, Inc.	357	9,368
Werner Enterprises, Inc.	1,225	35,892

		845,557

Machinery (2.7%)
374Water, Inc.(x)*	9,155	3,113
Alamo Group, Inc.	1,575	280,681
Albany International Corp., Class A	1,153	79,603
Atmus Filtration Technologies, Inc.	12,815	470,695
Blue Bird Corp.*	4,872	157,707
Chart Industries, Inc.*	6,608	953,931
Douglas Dynamics, Inc.	2,932	68,110
Energy Recovery, Inc.*	8,796	139,768
Enerpac Tool Group Corp., Class A	8,305	372,562
Enpro, Inc.	345	55,818
ESCO Technologies, Inc.	1,948	309,966
Federal Signal Corp.	9,233	679,087
Franklin Electric Co., Inc.	6,949	652,372
Gorman-Rupp Co. (The)	3,120	109,512
Graham Corp.*	1,531	44,123
Helios Technologies, Inc.	3,500	112,315
Hillenbrand, Inc.	3,752	90,573
Hillman Solutions Corp.*	5,220	45,884
Hyster-Yale, Inc.	1,089	45,237
JBT Marel Corp.	490	59,878
Kadant, Inc.(x)	1,801	606,775
Lindsay Corp.	840	106,277
Mayville Engineering Co., Inc.*	25	336
Miller Industries, Inc.	106	4,491
Mueller Industries, Inc.	15,872	1,208,494
Mueller Water Products, Inc., Class A	23,833	605,835
Omega Flex, Inc.	594	20,659
REV Group, Inc.	6,108	193,013
Shyft Group, Inc. (The)	369	2,985
SPX Technologies, Inc.*	6,922	891,415
Standex International Corp.	1,353	218,361
Taylor Devices, Inc.(x)*	347	11,198
Tennant Co.	1,322	105,430
Trinity Industries, Inc.	11,633	326,422
Watts Water Technologies, Inc., Class A	4,207	857,891
Worthington Enterprises, Inc.	4,287	214,736

		10,105,253

Marine Transportation (0.0%)†
Costamare, Inc.	440	4,330
Himalaya Shipping Ltd.(x)	4,074	22,325

		26,655

Passenger Airlines (0.4%)
Frontier Group Holdings, Inc.(x)*	6,891	29,907
Joby Aviation, Inc.(x)*	260,497	1,568,192
Sun Country Airlines Holdings, Inc.*	2,783	34,287
Wheels Up Experience, Inc.(x)*	13,750	13,887

		1,646,273

Professional Services (1.8%)
Barrett Business Services, Inc.	3,598	148,058
CBIZ, Inc.*	7,340	556,812
CRA International, Inc.	1,018	176,318
CSG Systems International, Inc.	4,420	267,277
DLH Holdings Corp.(x)*	20	81
ExlService Holdings, Inc.*	24,203	1,142,624
Exponent, Inc.	7,761	629,107
First Advantage Corp.*	5,480	77,213
FiscalNote Holdings, Inc.(x)*	8,939	7,224
Franklin Covey Co.*	1,742	48,114
HireQuest, Inc.	848	10,091
Huron Consulting Group, Inc.*	2,685	385,163
ICF International, Inc.	2,898	246,243
Innodata, Inc.(x)*	4,180	150,062
Insperity, Inc.	5,511	491,746
Kforce, Inc.	2,762	135,034
Legalzoom.com, Inc.*	19,410	167,120
Maximus, Inc.	8,762	597,481
NV5 Global, Inc.*	1,360	26,207
Resolute Holdings Management, Inc.(x)*	283	8,869
Spire Global, Inc.(x)*	3,359	27,174
TriNet Group, Inc.	4,903	388,514
Upwork, Inc.*	19,101	249,268
Verra Mobility Corp., Class A*	25,284	569,143
WNS Holdings Ltd.*	6,577	404,420

		6,909,363

Trading Companies & Distributors (3.9%)
Alta Equipment Group, Inc.(x)	4,000	18,760
Applied Industrial Technologies, Inc.	5,927	1,335,590
Beacon Roofing Supply, Inc.*	8,876	1,097,961
Boise Cascade Co.	2,831	277,693
Core & Main, Inc., Class A*	169,872	8,206,516
Custom Truck One Source, Inc.(x)*	4,953	20,902
Distribution Solutions Group, Inc.*	1,428	39,984
DXP Enterprises, Inc.*	148	12,174
EVI Industries, Inc.	851	14,280
FTAI Aviation Ltd.	15,598	1,731,846
Global Industrial Co.	2,115	47,376
GMS, Inc.*	5,404	395,411
H&E Equipment Services, Inc.	4,546	430,915
Herc Holdings, Inc.	4,332	581,658
Hudson Technologies, Inc.*	610	3,764
Karat Packaging, Inc.	1,115	29,637
McGrath RentCorp	3,735	416,079
Transcat, Inc.*	1,386	103,188
Xometry, Inc., Class A*	6,644	165,568

		14,929,302

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	1,672	21,753

Total Industrials		51,999,709

Information Technology (21.1%)
Communications Equipment (0.1%)
Calix, Inc.*	6,716	238,015
Extreme Networks, Inc.*	10,752	142,249
Harmonic, Inc.*	16,771	160,834

		541,098

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.	5,754	548,414
Arlo Technologies, Inc.*	14,863	146,698
Badger Meter, Inc.	4,522	860,310
Belden, Inc.	3,324	333,231
Climb Global Solutions, Inc.	670	74,209
CTS Corp.	3,554	147,669
Daktronics, Inc.*	751	9,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.*	2,758	$168,321
Evolv Technologies Holdings, Inc.(x)*	19,841	61,904
Fabrinet*	5,605	1,107,044
Insight Enterprises, Inc.*	4,180	626,958
Itron, Inc.*	6,273	657,159
Lightwave Logic, Inc.(x)*	17,657	18,098
MicroVision, Inc.(x)*	17,471	21,664
Mirion Technologies, Inc., Class A*	4,129	59,870
Napco Security Technologies, Inc.	5,327	122,628
nLight, Inc.*	508	3,947
Novanta, Inc.*	5,537	708,016
OSI Systems, Inc.*	2,283	443,678
Ouster, Inc.*	1,164	10,453
PAR Technology Corp.*	4,871	298,787
Plexus Corp.*	1,235	158,241

		6,586,446

IT Services (4.3%)
Applied Digital Corp.(x)*	20,683	116,238
ASGN, Inc.*	1,486	93,648
Backblaze, Inc., Class A*	7,208	34,815
BigBear.ai Holdings, Inc.(x)*	11,616	33,222
BigCommerce Holdings, Inc.*	11,130	64,109
Cloudflare, Inc., Class A*	134,586	15,166,496
Couchbase, Inc.*	6,044	95,193
DigitalOcean Holdings, Inc.*	10,237	341,813
Fastly, Inc., Class A*	16,505	104,477
Grid Dynamics Holdings, Inc.*	7,260	113,619
Hackett Group, Inc. (The)	3,503	102,358
Tucows, Inc., Class A(x)*	1,182	19,952

		16,285,940

Semiconductors & Semiconductor Equipment (1.6%)
ACM Research, Inc., Class A*	5,438	126,923
Aehr Test Systems(x)*	4,167	30,377
Ambarella, Inc.*	3,067	154,362
Axcelis Technologies, Inc.*	4,992	247,953
CEVA, Inc.*	3,012	77,137
Credo Technology Group Holding Ltd.*	21,722	872,356
Diodes, Inc.*	745	32,162
Everspin Technologies, Inc.*	2,186	11,149
FormFactor, Inc.*	11,861	335,548
GCT Semiconductor Holding, Inc.(x)*	1,094	1,794
Ichor Holdings Ltd.*	1,553	35,113
Impinj, Inc.*	3,509	318,266
indie Semiconductor, Inc., Class A(x)*	7,510	15,283
Kulicke & Soffa Industries, Inc.	8,068	266,083
MaxLinear, Inc., Class A*	11,804	128,191
Navitas Semiconductor Corp., Class A(x)*	2,559	5,246
NVE Corp.	737	46,976
PDF Solutions, Inc.*	4,817	92,053
Photronics, Inc.*	3,177	65,955
Power Integrations, Inc.	8,687	438,693
QuickLogic Corp.(x)*	2,063	10,542
Rambus, Inc.*	16,425	850,404
Semtech Corp.*	11,426	393,054
Silicon Laboratories, Inc.*	4,933	555,308
SiTime Corp.*	2,855	436,444
SkyWater Technology, Inc.(x)*	4,070	28,856
Synaptics, Inc.*	477	30,394
Ultra Clean Holdings, Inc.*	6,899	147,708
Veeco Instruments, Inc.*	7,198	144,536

		5,898,866

Software (11.8%)
8x8, Inc.*	19,994	39,988
A10 Networks, Inc.	10,939	178,743
ACI Worldwide, Inc.*	16,184	885,427
Adeia, Inc.	13,935	184,221
Agilysys, Inc.*	3,494	253,455
Airship AI Holdings, Inc.(x)*	920	3,551
Alarm.com Holdings, Inc.*	7,234	402,572
Alkami Technology, Inc.*	9,335	245,044
Amplitude, Inc., Class A*	11,916	121,424
Appian Corp., Class A*	6,122	176,375
Arteris, Inc.*	4,211	29,098
Asana, Inc., Class A*	12,483	181,877
AudioEye, Inc.*	1,072	11,899
Aurora Innovation, Inc., Class A(x)*	1,733,398	11,657,102
AvePoint, Inc.*	19,723	284,800
Blackbaud, Inc.*	6,040	374,782
BlackLine, Inc.*	8,944	433,068
Blend Labs, Inc., Class A*	37,477	125,548
Box, Inc., Class A*	21,706	669,847
Braze, Inc., Class A*	10,162	366,645
C3.ai, Inc., Class A(x)*	17,234	362,776
Cipher Mining, Inc.(x)*	21,786	50,108
Cleanspark, Inc.(x)*	42,451	285,271
Clear Secure, Inc., Class A	13,703	355,045
Clearwater Analytics Holdings, Inc., Class A*	28,718	769,642
Commvault Systems, Inc.*	6,259	987,420
Core Scientific, Inc.(x)*	21,714	157,209
CS Disco, Inc.*	2,814	11,509
Daily Journal Corp.*	147	58,462
Digimarc Corp.(x)*	2,247	28,807
Domo, Inc., Class B*	5,644	43,797
D-Wave Quantum, Inc.(x)*	15,237	115,801
eGain Corp.*	2,468	11,970
Enfusion, Inc., Class A*	7,806	87,037
EverCommerce, Inc.*	2,288	23,063
Freshworks, Inc., Class A*	31,806	448,783
I3 Verticals, Inc., Class A*	189	4,663
Intapp, Inc.*	8,201	478,774
InterDigital, Inc.(x)	3,882	802,603
Jamf Holding Corp.*	12,642	153,600
Kaltura, Inc.*	15,690	29,497
Life360, Inc.*	1,277	49,024
LiveRamp Holdings, Inc.*	9,931	259,596
MARA Holdings, Inc.(x)*	42,922	493,603
Meridianlink, Inc.*	2,983	55,275
MicroStrategy, Inc., Class A(x)*	25,293	7,291,213
Mitek Systems, Inc.*	6,975	57,544
N-able, Inc.*	11,217	79,529
NCR Voyix Corp.*	20,753	202,342
NextNav, Inc.*	12,174	148,158
Olo, Inc., Class A*	7,938	47,945
OneSpan, Inc.	5,264	80,276
Ooma, Inc.*	584	7,645
PagerDuty, Inc.*	13,428	245,330
Porch Group, Inc.*	12,479	90,972
Progress Software Corp.	6,533	336,515
PROS Holdings, Inc.*	7,224	137,473
Q2 Holdings, Inc.*	9,049	724,010
Qualys, Inc.*	5,702	718,053
QXO, Inc.(x)	498,468	6,749,257
Rapid7, Inc.*	9,705	257,280
Red Violet, Inc.	1,666	62,625
Rekor Systems, Inc.(x)*	9,629	8,538
ReposiTrak, Inc.(x)	1,744	35,351
Rimini Street, Inc.*	1,157	4,026
Riot Platforms, Inc.(x)*	6,731	47,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sapiens International Corp. NV	4,648	$125,914
SEMrush Holdings, Inc., Class A*	5,624	52,472
Silvaco Group, Inc.(x)*	667	3,041
SoundHound AI, Inc., Class A(x)*	49,762	404,067
SoundThinking, Inc.*	1,219	20,662
Sprinklr, Inc., Class A*	17,696	147,762
Sprout Social, Inc., Class A*	7,624	167,652
SPS Commerce, Inc.*	5,796	769,303
Tenable Holdings, Inc.*	18,399	643,597
Terawulf, Inc.(x)*	38,738	105,755
Varonis Systems, Inc.*	16,931	684,859
Vertex, Inc., Class A*	8,448	295,764
Viant Technology, Inc., Class A*	2,425	30,094
Weave Communications, Inc.*	6,401	70,987
WM Technology, Inc.*	11,863	13,405
Workiva, Inc., Class A*	7,850	595,893
Yext, Inc.*	16,498	101,628
Zeta Global Holdings Corp., Class A*	27,324	370,513

		44,684,176

Technology Hardware, Storage & Peripherals (1.6%)
CompoSecure, Inc., Class A(x)	3,409	37,056
Corsair Gaming, Inc.*	1,457	12,909
CPI Card Group, Inc.*	670	19,544
IonQ, Inc.(x)*	276,235	6,096,506
Turtle Beach Corp.*	1,524	21,748

		6,187,763

Total Information Technology		80,184,289

Materials (2.2%)
Chemicals (0.9%)
Arq, Inc.*	114	475
ASP Isotopes, Inc.(x)*	8,858	41,544
Aspen Aerogels, Inc.*	1,712	10,940
Balchem Corp.	4,969	824,854
Cabot Corp.	8,177	679,836
Ginkgo Bioworks Holdings, Inc., Class A(x)*	13,689	78,027
Hawkins, Inc.	2,965	314,053
HB Fuller Co.	2,315	129,918
Ingevity Corp.*	5,552	219,804
Innospec, Inc.	3,262	309,074
Northern Technologies International Corp.	1,176	12,242
Orion SA	8,886	114,896
PureCycle Technologies, Inc.(x)*	3,759	26,012
Quaker Chemical Corp.	2,137	264,155
Sensient Technologies Corp.	6,140	457,000
Stepan Co.	371	20,420

		3,503,250

Construction Materials (0.3%)
Knife River Corp.*	8,758	790,059
Smith-Midland Corp.(x)*	672	20,879
United States Lime & Minerals, Inc.	1,654	146,181

		957,119

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA(x)	21,468	64,833
Myers Industries, Inc.	5,603	66,844
Pactiv Evergreen, Inc.	699	12,589

		144,266

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.*	1,684	210,921
Carpenter Technology Corp.	7,386	1,338,195
Century Aluminum Co.*	8,137	151,023
Constellium SE*	19,969	201,487
Contango ORE, Inc.(x)*	584	5,962
Critical Metals Corp.*	866	1,204
Dakota Gold Corp.*	7,077	18,754
Ivanhoe Electric, Inc.*	12,779	74,246
Kaiser Aluminum Corp.	2,256	136,759
MAC Copper Ltd.*	2,254	21,503
Materion Corp.	2,980	243,168
MP Materials Corp.(x)*	38,641	943,227
Perpetua Resources Corp.(x)*	6,501	69,496
Piedmont Lithium, Inc.(x)*	955	6,016
Ramaco Resources, Inc., Class A(x)	4,248	34,961
Ramaco Resources, Inc., Class B(x)	742	5,276

		3,462,198

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,161	77,868

Total Materials		8,144,701

Real Estate (4.0%)
Diversified REITs (0.0%)†
Armada Hoffler Properties, Inc. (REIT)	521	3,913
Gladstone Commercial Corp. (REIT)	1,056	15,819

		19,732

Health Care REITs (0.1%)
CareTrust REIT, Inc. (REIT)	2,511	71,764
Community Healthcare Trust, Inc. (REIT)	390	7,082
Strawberry Fields REIT, Inc. (REIT)	1,312	15,626
Universal Health Realty Income Trust (REIT)	1,683	68,936

		163,408

Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	9,080	830,275

Office REITs (0.0%)†
Postal Realty Trust, Inc. (REIT), Class A	1,246	17,793

Real Estate Management & Development (3.5%)
Compass, Inc., Class A*	56,717	495,139
eXp World Holdings, Inc.(x)	12,719	124,392
Forestar Group, Inc.*	327	6,913
Landbridge Co. LLC, Class A(x)	165,339	11,894,488
Maui Land & Pineapple Co., Inc.*	985	17,307
Opendoor Technologies, Inc.(x)*	366,167	373,490
Real Brokerage, Inc. (The)*	15,169	61,586
Redfin Corp.*	18,816	173,295
St Joe Co. (The)	5,527	259,493

		13,406,103

Residential REITs (0.0%)†
Apartment Investment and Management Co. (REIT), Class A	10,183	89,610
Clipper Realty, Inc. (REIT)	1,540	5,914
UMH Properties, Inc. (REIT)	1,684	31,491

		127,015

Retail REITs (0.2%)
Alexander’s, Inc. (REIT)	327	68,395
CBL & Associates Properties, Inc. (REIT)	2,311	61,426
NETSTREIT Corp. (REIT)	2,469	39,134
Phillips Edison & Co., Inc. (REIT)	2,760	100,712
Saul Centers, Inc. (REIT)	1,512	54,538
Tanger, Inc. (REIT)	6,393	216,020

		540,225

Specialized REITs (0.0%)†
Outfront Media, Inc. (REIT)	8,723	140,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$15,245,340

Utilities (0.3%)
Electric Utilities (0.2%)
Genie Energy Ltd., Class B	878	13,214
MGE Energy, Inc.	2,391	222,267
Otter Tail Corp.	2,885	231,868

		467,349

Independent Power and Renewable Electricity Producers (0.0%)†
Montauk Renewables, Inc.*	10,466	21,874

Water Utilities (0.1%)
American States Water Co.	3,255	256,103
Cadiz, Inc.(x)*	6,389	18,720
California Water Service Group	2,378	115,238
Consolidated Water Co. Ltd.	481	11,780
Global Water Resources, Inc.	1,601	16,506
Middlesex Water Co.	292	18,717
York Water Co. (The)	252	8,739

		445,803

Total Utilities		935,026

Total Common Stocks (97.1%) (Cost $354,224,000)		368,248,083

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR *	2,496	1,248
Inhibrx, Inc., CVR (r)*	3,248	1,577

Total Rights (0.0%)† (Cost $2,307)		2,825

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	88	224

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	10,119	—

Total Health Care		224

Total Warrants (0.0%)† (Cost $—)		224

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	13,073,102	13,073,102
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	5,581,188	5,582,862
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.29% (7 day yield) (xx)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.26% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		35,655,964

Total Short-Term Investments (9.4%) (Cost $35,656,316)		35,655,964

Total Investments in Securities (106.5%) (Cost $389,882,623)		403,907,096
Other Assets Less Liabilities (-6.5%)		(24,580,954)

Net Assets (100%)		$379,326,142

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $118,793 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $67,427,364. This was collateralized by $39,346,453 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/25 – 2/15/55 and by cash of $30,073,102 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	16	6/2025	USD	1,621,680	(38,762)

					(38,762)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,818,961	$—	$—		$3,818,961
Consumer Discretionary	45,397,472	1,301,484	—		46,698,956
Consumer Staples	35,354,484	—	—		35,354,484
Energy	7,274,263	—	—		7,274,263
Financials	30,875,371	—	—		30,875,371
Health Care	87,716,738	—	245		87,716,983
Industrials	51,999,709	—	—		51,999,709
Information Technology	80,184,289	—	—		80,184,289
Materials	8,144,701	—	—		8,144,701
Real Estate	15,245,340	—	—		15,245,340
Utilities	935,026	—	—		935,026
Rights
Health Care	—	1,248	1,577		2,825
Short-Term Investments
Investment Companies	35,655,964	—	—		35,655,964
Warrants
Health Care	—	224	—	(a)	224

Total Assets	$402,602,318	$1,302,956	$1,822		$403,907,096

Liabilities:
Futures	$(38,762)	$—	$—		$(38,762)

Total Liabilities	$(38,762)	$—	$—		$(38,762)

Total	$402,563,556	$1,302,956	$1,822		$403,868,334

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,832,948
Aggregate gross unrealized depreciation	(78,792,212)

Net unrealized appreciation	$9,040,736

Federal income tax cost of investments in securities and derivative instruments, if applicable	$394,827,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Adagio CLO VIII DAC,
Series VIII-A A
3.715%, 4/15/32(l)§	EUR	208,441	$225,162
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.685%, 10/25/37(l)§		$151,818	150,718
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
5.125%, 10/25/35(l)		100,000	91,066
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
4.655%, 7/25/37(l)§		253,939	170,653
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
4.575%, 7/25/37(l)		56,511	51,500
Series 2007-6 1A
4.835%, 9/25/37(l)		12,029	10,747
Series 2007-8 1A1
4.625%, 11/25/37(l)		110,924	102,508
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.175%, 8/25/47(l)		25,998	24,754
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		17,857	9,537
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
4.655%, 4/25/37(l)		17,387	12,859
Invesco Euro CLO V DAC,
Series 5A AR
0.000%, 1/15/34(l)§	EUR	500,000	540,819
Lehman XS Trust,
Series 2007-20N A1
6.735%, 12/25/37(l)		$97,707	102,178
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
4.675%, 8/25/36(l)		62,614	23,643
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
4.735%, 10/25/36(l)		106,343	33,101
New Century Home Equity Loan Trust,
Series 2004-4 M1
5.200%, 2/25/35(l)		42,579	40,514
Option One Mortgage Loan Trust,
Series 2004-3 M2
5.290%, 11/25/34(l)		10,412	10,604
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.755%, 7/25/36(l)		152,677	49,153
Series 2006-HE2 A2C
4.735%, 7/25/36(l)		44,162	16,176
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
4.635%, 6/25/37(l)		92,182	61,384
Series 2007-OPT2 2A3
4.615%, 7/25/37(l)		42,751	39,062

Total Asset-Backed Securities			1,766,138

Collateralized Mortgage Obligations (3.2%)
Alba plc,
Series 2007-1 A3
4.754%, 3/17/39(l)(m)	GBP	104,192	132,099
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		$29,585	16,576
Series 2006-HY11 A1
4.675%, 6/25/36(l)		58,818	54,795
Series 2007-1T1 1A1
6.000%, 3/25/37		142,880	50,130
Series 2007-4CB 1A35
6.000%, 4/25/37		25,664	21,555
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		37,083	30,579
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		34,653	32,829
Brants Bridge plc,
Series 2023-1 A
5.367%, 6/14/66(l)(m)	GBP	197,357	255,457
Canterbury Finance NO 4 plc,
Series 4 A2
5.315%, 5/16/58(l)(m)		226,972	293,445
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$42,882	19,267
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.750%, 3/25/37(l)		38,765	32,701
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		4,102	4,012
CSMC Trust,
Series 2007-4R 1A1
5.186%, 10/26/36(l)§		2,633	2,368
Series 2015-3R 5A2
4.585%, 9/29/36(l)§		22,385	22,085
Curzon Mortgages plc,
Series 1 A2
5.691%, 7/28/49(l)(m)	GBP	532,291	688,652
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
5.011%, 10/19/45(l)		$36,846	33,528
Dutch Property Finance BV,
Series 2022-2 A
3.541%, 4/28/62(l)(m)	EUR	236,354	256,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2016-H17 FC
5.253%, 8/20/66(l)		$84,309	$84,755
GSR Mortgage Loan Trust,
Series 2004-12 3A6
6.008%, 12/25/34(l)		2,720	2,528
Series 2005-AR4 6A1
5.507%, 7/25/35(l)		7,119	6,679
Harbour NO 2 plc,
Series 2 A2
5.541%, 10/28/54(l)(m)	GBP	955,371	1,234,924
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.895%, 3/25/36(l)		$23,266	21,673
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
7.583%, 4/25/35(l)		777	781
Lehman Mortgage Trust,
Series 2005-3 4A1
5.088%, 1/25/36(l)		5,075	4,816
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		27,328	26,670
RALI Trust,
Series 2007-QH8 A
5.544%, 10/25/37(l)		24,959	20,025
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		119,357	36,401
Sequoia Mortgage Trust,
Series 6 A
5.071%, 4/19/27(l)		18,287	17,816
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		21,874	15,623

Total Collateralized Mortgage Obligations			3,419,638

Commercial Mortgage-Backed Security (0.0%)†
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.817%, 12/15/31(l)§		57,172	52,744

Total Commercial Mortgage-Backed Security			52,744

Corporate Bonds (3.6%)
Financials (3.6%)
Banks (2.1%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34(m)	EUR	1,800,000	1,899,076
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50(m)		389	45
0.500%, 10/1/53		106,244	11,025
1.500%, 10/1/53		4,997	567
4.000%, 10/1/56		1,999,599	285,841

			2,196,554

Financial Services (1.5%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43		5,153	610
1.000%, 10/1/50(m)		11,935	1,336
1.000%, 10/1/50		8,127	879
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		236,763	35,003
4.000%, 10/1/56(m)		7,150,303	1,023,880
Series 01E
0.500%, 10/1/43(m)		2	—
1.000%, 10/1/53(m)		32,503	3,448
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		444,411	60,130
4.000%, 10/1/56(m)		397,122	56,317
Series 01EE
1.000%, 10/1/50(m)		48,715	5,384
1.500%, 10/1/52(m)		26,960	3,150
Series CCE
1.000%, 10/1/50(m)		13,082	1,464
Realkredit Danmark A/S
1.000%, 10/1/53(m)		27,047	3,019
Series 23S
1.500%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		2,821,246	380,885
Series 27S
1.500%, 10/1/53(m)		2	—
Series CCS
1.000%, 10/1/50(m)		2	—
4.000%, 10/1/56(m)		85,809	12,284

			1,587,789

Total Financials			3,784,343

Total Corporate Bonds			3,784,343

Foreign Government Securities (62.2%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	54,608
Bundesrepublik Deutschland
2.200%, 2/15/34(m)	EUR	1,400,000	1,459,086
Buoni Poliennali del Tesoro
1.400%, 5/26/25
TIPS(m)		3,727,454	4,039,482
1.300%, 5/15/28
TIPS(m)		3,645,793	4,025,314
0.400%, 5/15/30
TIPS(m)		1,461,996	1,529,198
0.100%, 5/15/33
TIPS(m)		702,126	670,661
1.800%, 5/15/36
TIPS(m)		2,138,682	2,258,320
2.550%, 9/15/41
TIPS(m)		410,316	462,828
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	783,075	661,869
2.000%, 12/1/41 TIPS		290,060	221,973
1.500%, 12/1/44 TIPS		181,393	128,854
1.250%, 12/1/47 TIPS		523,316	353,020
0.500%, 12/1/50 TIPS		310,273	174,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Commonwealth of Australia
3.000%, 9/20/25
TIPS(m)	AUD	813,324	$508,855
2.000%, 8/21/35
TIPS(m)		954,065	578,986
1.250%, 8/21/40
TIPS(m)		392,345	203,806
Federal Republic of Germany
0.500%, 4/15/30
TIPS(m)	EUR	127,202	138,175
0.100%, 4/15/33
TIPS(m)		482,904	500,545
0.100%, 4/15/46
TIPS(m)		511,272	451,820
French Republic
0.100%, 3/1/26 TIPS(m)		1,319,703	1,430,723
1.850%, 7/25/27
TIPS(m)		1,749,423	1,972,307
0.100%, 3/1/28 TIPS(m)		951,704	1,007,629
0.100%, 3/1/29 TIPS(m)		726,960	771,001
0.100%, 7/25/31
TIPS(m)		1,441,920	1,489,697
0.100%, 3/1/32 TIPS(m)		686,004	691,445
3.150%, 7/25/32
TIPS(m)		622,560	778,021
0.100%, 7/25/36
TIPS(m)		1,659,134	1,554,000
0.550%, 3/1/39 TIPS(m)		314,787	297,059
1.800%, 7/25/40
TIPS(m)		144,172	161,285
0.950%, 7/25/43
TIPS(m)		410,764	396,545
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	145,694,900	981,981
0.100%, 3/10/28 TIPS		265,120,100	1,830,828
0.100%, 3/10/29 TIPS		265,502,400	1,829,795
Kingdom of Saudi Arabia
5.125%, 1/13/28(x)§		$600,000	606,390
Kingdom of Spain
0.650%, 11/30/27
TIPS(m)	EUR	1,129,203	1,234,095
1.000%, 11/30/30
TIPS(m)		1,319,945	1,446,639
0.700%, 11/30/33
TIPS(m)		1,359,864	1,411,162
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	5,702,135	567,094
0.125%, 6/1/26 TIPS(m)		9,229,461	906,197
0.125%, 12/1/27
TIPS(m)		654,910	63,468
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	463,286	21,093
New Zealand Government Bond
2.500%, 9/20/35
TIPS(m)	NZD	131,783	72,961
2.500%, 9/20/40
TIPS(m)		391,229	207,260
Queensland Treasury Corp.
5.250%, 7/21/36(m)	AUD	800,000	497,236
Republic of Italy (EURIBOR 6 Month + 0.80%), 3.864%, 10/15/28(k)(m)	EUR	900,000	986,532
State of North Rhine-Westphalia Germany 2.000%, 6/15/32(m)		300,000	306,315
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	1,300,000	660,446
U.K. Treasury Bonds
1.625%, 10/22/28(m)	GBP	1,400,000	1,665,854
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27
TIPS(m)		3,027,570	4,035,933
0.125%, 8/10/28
TIPS(m)		1,122,216	1,446,738
0.125%, 8/10/31
TIPS(m)		733,761	912,775
1.250%, 11/22/32
TIPS(m)		324,715	429,009
0.750%, 11/22/33
TIPS(m)		841,824	1,058,272
2.000%, 1/26/35
TIPS(m)		900,691	1,229,901
0.125%, 11/22/36
TIPS(m)		979,180	1,096,098
1.125%, 11/22/37
TIPS(m)		581,034	722,356
0.625%, 3/22/40
TIPS(m)		904,525	999,700
0.125%, 8/10/41
TIPS(m)		769,258	762,268
0.625%, 11/22/42
TIPS(m)		1,013,980	1,073,899
0.125%, 3/22/44
TIPS(m)		969,462	890,412
0.125%, 3/22/46
TIPS(m)		545,483	478,202
0.750%, 11/22/47
TIPS(m)		1,036,910	1,038,499
0.125%, 8/10/48
TIPS(m)		684,206	567,432
0.500%, 3/22/50
TIPS(m)		789,274	708,726
0.125%, 3/22/51
TIPS(m)		266,362	209,541
0.250%, 3/22/52
TIPS(m)		690,997	557,792
1.250%, 11/22/54
TIPS(m)		620,790	655,325
1.250%, 11/22/55
TIPS(m)		490,697	522,178
0.125%, 11/22/56
TIPS(m)		303,146	220,445
0.125%, 3/22/58
TIPS(m)		324,519	232,718
0.375%, 3/22/62
TIPS(m)		862,033	657,685
0.125%, 11/22/65
TIPS(m)		564,011	367,042
0.125%, 3/22/68
TIPS(m)		698,063	444,531
0.125%, 3/22/73
TIPS(m)		127,043	86,027

Total Foreign Government Securities			65,670,112

Mortgage-Backed Securities (14.6%)
FHLMC UMBS
6.000%, 10/1/53		$340,871	349,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/1/54	$189,490	$176,587
6.000%, 3/1/54	1,846,345	1,875,656
FNMA UMBS
6.500%, 12/1/53	143,636	148,168
6.000%, 1/1/54	82,413	83,747
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/55 TBA	1,000,000	931,016
6.500%, 4/25/55 TBA	2,000,000	2,061,719
4.500%, 5/25/55 TBA	2,400,000	2,292,937
5.000%, 5/25/55 TBA	4,800,000	4,695,750
GNMA
3.500%, 11/20/52	94,010	86,070
3.500%, 4/15/55 TBA	3,000,000	2,741,484

Total Mortgage-Backed Securities		15,442,186

Supranational (1.3%)
European Financial Stability Facility 2.375%, 6/21/32(m)	1,300,000	1,361,714

Total Supranational		1,361,714

U.S. Treasury Obligations (61.1%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS(v)	473,760	478,411
1.750%, 1/15/28 TIPS	1,208,539	1,228,099
3.875%, 4/15/29 TIPS	966,190	1,061,231
2.125%, 2/15/40 TIPS(v)	470,320	473,700
2.125%, 2/15/41 TIPS	1,174,994	1,181,046
0.750%, 2/15/42 TIPS	1,532,398	1,225,020
0.625%, 2/15/43 TIPS(v)	379,970	290,944
1.375%, 2/15/44 TIPS	1,949,162	1,688,959
0.750%, 2/15/45 TIPS	2,064,016	1,559,782
1.000%, 2/15/46 TIPS	2,252,376	1,768,640
0.875%, 2/15/47 TIPS	1,081,744	815,268
1.000%, 2/15/48 TIPS	908,195	694,782
0.250%, 2/15/50 TIPS	247,124	149,935
0.125%, 2/15/51 TIPS	439,258	250,981
0.125%, 2/15/52 TIPS	114,116	64,230
1.500%, 2/15/53 TIPS	320,607	265,634
2.125%, 2/15/54 TIPS	828,064	791,401
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS	1,176,507	1,175,419
0.125%, 4/15/26 TIPS(z)	4,118,522	4,089,643
0.125%, 7/15/26 TIPS	1,497,566	1,490,425
0.125%, 10/15/26 TIPS(v)	930,024	922,595
0.375%, 1/15/27 TIPS(z)	2,998,405	2,966,378
0.125%, 4/15/27 TIPS(v)	337,533	331,119
0.375%, 7/15/27 TIPS	1,285,654	1,270,718
1.625%, 10/15/27 TIPS	1,394,094	1,416,617
0.500%, 1/15/28 TIPS(z)	5,126,971	5,034,287
0.750%, 7/15/28 TIPS(z)	2,303,283	2,275,838
2.375%, 10/15/28 TIPS(z)	933,426	972,382
0.875%, 1/15/29 TIPS	88,066	86,652
2.125%, 4/15/29 TIPS(z)	513,520	528,742
0.250%, 7/15/29 TIPS(z)	1,947,299	1,864,576
1.625%, 10/15/29 TIPS	1,211,496	1,228,587
0.125%, 1/15/30 TIPS(z)	4,938,840	4,643,945
0.125%, 7/15/30 TIPS(z)	2,143,487	2,006,301
0.125%, 7/15/31 TIPS(z)	5,487,708	5,033,669
0.125%, 1/15/32 TIPS	1,031,391	932,047
0.625%, 7/15/32 TIPS(z)	4,701,405	4,382,226
1.125%, 1/15/33 TIPS	1,599,675	1,530,094
1.375%, 7/15/33 TIPS	1,882,746	1,833,421
1.750%, 1/15/34 TIPS(v)	620,064	617,902
1.875%, 7/15/34 TIPS(z)	2,530,975	2,549,614
2.125%, 1/15/35 TIPS	1,308,580	1,340,736

Total U.S. Treasury Obligations		64,511,996

Total Long-Term Debt Securities (147.7%) (Cost $168,113,078)		156,008,871

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	562,950	562,950

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (1.3%)
FHLB
4.13%, 5/9/25(o)(p)	$1,400,000	1,393,764

Total Short-Term Investments (1.8%) (Cost $1,956,714)		1,956,714

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
Mid-Curve 1-Year EURIBOR 12/15/2025 at EUR 97.94, European Style Notional Amount: EUR 7,000,000 Exchange Traded*	28	10,407

Total Options Purchased (0.0%)† (Cost $14,435)		10,407

Total Investments Before Securities Sold Short (149.5%) (Cost $170,084,227)		157,975,992

Total Investments in Securities (149.5%) (Cost $170,084,227)		157,975,992
Other Assets Less Liabilities (-49.5%)		(52,316,419)

Net Assets (100%)		$105,659,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $1,830,438 or 1.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $66,514,132 or 63.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2025.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,745,164.

(x)	All or a portion of security is on loan at March 31, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $552,509. This was collateralized by cash of $562,950 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Canada	1.5
Denmark	1.8
France	10.0
Germany	4.5
Ireland	0.7
Italy	13.2
Japan	4.4
Mexico	0.0 #
Netherlands	0.2
New Zealand	0.3
Peru	0.0 #
Saudi Arabia	0.6
Spain	3.9
Supranational	1.3
Sweden	1.5
United Kingdom	24.3
United States	79.0
Cash and Other	(49.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	12	6/2025	EUR	1,524,893	(26,350)
Euro-Bund	47	6/2025	EUR	6,547,282	(60,552)
Long Gilt	27	6/2025	GBP	3,197,895	(31,446)
U.S. Treasury 10 Year Note	14	6/2025	USD	1,557,063	33,340
U.S. Treasury Long Bond	4	6/2025	USD	469,125	4,434
3 Month SONIA	10	9/2025	GBP	3,093,903	(2,825)
3 Month SONIA	10	12/2025	GBP	3,098,908	(2,543)
3 Month SONIA	10	3/2026	GBP	3,102,299	(2,363)
3 Month SONIA	10	6/2026	GBP	3,104,237	(2,319)
3 Month Euro EURIBOR	40	9/2026	EUR	10,592,955	(3,017)
3 Month SONIA	10	9/2026	GBP	3,105,206	(2,691)
3 Month Euro EURIBOR	40	12/2026	EUR	10,585,386	9,049
3 Month SONIA	10	12/2026	GBP	3,105,367	(3,597)

					(90,880)

Short Contracts
Australia 10 Year Bond	(19)	6/2025	AUD	(1,337,512)	(710)
Euro-Bobl	(39)	6/2025	EUR	(4,967,287)	29,565
Euro-Buxl	(25)	6/2025	EUR	(3,223,896)	157,798
Euro-OAT	(18)	6/2025	EUR	(2,387,965)	39,356
Euro-Schatz	(87)	6/2025	EUR	(10,061,588)	(1,175)
U.S. Treasury 2 Year Note	(31)	6/2025	USD	(6,422,328)	(12,598)
U.S. Treasury 5 Year Note	(59)	6/2025	USD	(6,381,219)	(63,225)
U.S. Treasury 10 Year Ultra Note	(8)	6/2025	USD	(913,000)	(84)
U.S. Treasury Ultra Bond	(36)	6/2025	USD	(4,401,000)	(85,509)
3 Month Euro EURIBOR	(40)	9/2025	EUR	(10,594,037)	10,541
3 Month Euro EURIBOR	(40)	12/2025	EUR	(10,600,525)	(23,088)

					50,871

					(40,009)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	596,578	USD	102,329	JPMorgan Chase Bank**	4/2/2025	2,216
EUR	459,000	USD	495,890	Barclays Bank plc	4/2/2025	427
EUR	791,000	USD	823,853	Deutsche Bank AG	4/2/2025	31,455
EUR	33,022,011	USD	35,617,541	JPMorgan Chase Bank	4/2/2025	89,159
GBP	164,000	USD	207,325	Bank of America	4/2/2025	4,522
JPY	1,615,491	USD	10,705	JPMorgan Chase Bank	4/2/2025	66
USD	1,502,628	CAD	2,161,464	Deutsche Bank AG	4/2/2025	621
USD	2,295,485	JPY	342,174,405	JPMorgan Chase Bank	4/2/2025	14,170
USD	289,099	NZD	506,135	Deutsche Bank AG	4/2/2025	1,741
TRY	14,893,511	USD	375,285	Barclays Bank plc	4/21/2025	6,942
TRY	4,154,470	USD	105,779	Goldman Sachs Bank USA	4/21/2025	841
TRY	1,927,171	USD	48,787	Barclays Bank plc	4/25/2025	405
EUR	209,798	USD	227,134	Barclays Bank plc	5/2/2025	88
USD	2,586,670	AUD	4,101,629	Deutsche Bank AG	5/2/2025	23,143
USD	1,496,941	CAD	2,148,571	Bank of America	5/2/2025	1,703
USD	10,566	CAD	15,156	JPMorgan Chase Bank	5/2/2025	19
USD	442,531	EUR	408,000	Barclays Bank plc	5/2/2025	647
USD	24,513,578	GBP	18,919,090	Barclays Bank plc	5/2/2025	76,490
USD	4,611,205	JPY	685,595,936	Barclays Bank plc	5/2/2025	24,856
USD	291,030	NZD	506,135	Deutsche Bank AG	5/2/2025	3,448
USD	1,543,459	SEK	15,469,621	Goldman Sachs Bank USA	5/2/2025	1,669
USD	227,888	PEN	835,084	Barclays Bank plc**	6/18/2025	1,026

Total unrealized appreciation						285,654

AUD	4,101,629	USD	2,586,077	Deutsche Bank AG	4/2/2025	(23,174)
EUR	61,000	USD	66,378	Barclays Bank plc	4/2/2025	(419)
GBP	85,000	USD	110,139	Barclays Bank plc	4/2/2025	(340)
GBP	86,000	USD	111,142	Deutsche Bank AG	4/2/2025	(51)
JPY	15,800,000	USD	107,441	Bank of America	4/2/2025	(2,101)
NZD	506,135	USD	290,825	Deutsche Bank AG	4/2/2025	(3,467)
USD	19,888	AUD	32,000	Bank of America	4/2/2025	(107)
USD	2,531,144	AUD	4,069,629	Barclays Bank plc	4/2/2025	(11,763)
USD	103,751	BRL	594,490	Goldman Sachs Bank USA**	4/2/2025	(428)
USD	1,808,573	DKK	12,949,389	Barclays Bank plc	4/2/2025	(68,245)
USD	627,638	EUR	600,763	Bank of America	4/2/2025	(21,967)
USD	126,221	EUR	117,000	Barclays Bank plc	4/2/2025	(291)
USD	35,043,687	EUR	33,405,450	Deutsche Bank AG	4/2/2025	(1,077,626)
USD	196,671	GBP	153,000	Barclays Bank plc	4/2/2025	(967)
USD	24,076,037	GBP	19,101,090	JPMorgan Chase Bank	4/2/2025	(597,796)
USD	2,414,412	JPY	362,633,455	Barclays Bank plc	4/2/2025	(3,306)
USD	1,444,304	SEK	15,489,230	Bank of America	4/2/2025	(96,637)
USD	1,774,277	DKK	12,270,804	Deutsche Bank AG	5/2/2025	(7,469)
USD	35,675,461	EUR	33,022,011	JPMorgan Chase Bank	5/2/2025	(89,027)
USD	10,705	JPY	1,610,074	JPMorgan Chase Bank	5/2/2025	(66)
USD	102,329	BRL	604,161	JPMorgan Chase Bank**	6/3/2025	(2,177)

Total unrealized depreciation						(2,007,424)

Net unrealized depreciation						(1,721,770)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Written Put Options Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Mid-Curve 1-Year EURIBOR	Exchange Traded	28	EUR	(7,000,000)	EUR	97.82	12/12/2025	(18,166)

Total Written Options Contracts (Premiums Received ($19,148))								(18,166)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,766,138	$—	$1,766,138
Collateralized Mortgage Obligations	—	3,419,638	—	3,419,638
Commercial Mortgage-Backed Security	—	52,744	—	52,744
Corporate Bonds
Financials	—	3,784,343	—	3,784,343
Foreign Government Securities	—	65,670,112	—	65,670,112
Forward Currency Contracts	—	285,654	—	285,654
Futures	284,083	—	—	284,083
Mortgage-Backed Securities	—	15,442,186	—	15,442,186
Options Purchased
Put Options Purchased	10,407	—	—	10,407
Short-Term Investments
Investment Company	562,950	—	—	562,950
U.S. Government Agency Security	—	1,393,764	—	1,393,764
Supranational	—	1,361,714	—	1,361,714
U.S. Treasury Obligations	—	64,511,996	—	64,511,996

Total Assets	$857,440	$157,688,289	$—	$158,545,729

Liabilities:
Forward Currency Contracts	$—	$(2,007,424)	$—	$(2,007,424)
Futures	(324,092)	—	—	(324,092)
Options Written
Put Options Written	(18,166)	—	—	(18,166)

Total Liabilities	$(342,258)	$(2,007,424)	$—	$(2,349,682)

Total	$515,182	$155,680,865	$—	$156,196,047

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,641,453
Aggregate gross unrealized depreciation	(32,000,036)

Net unrealized depreciation	$(24,358,583)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,554,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.4%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR
5.582%, 10/15/34(l)§		$400,000	$399,920
AIMCO CLO,
Series 2015-AA AR3
5.553%, 10/17/34(l)§		400,000	399,874
Arbour CLO VI DAC,
Series 6A AR
3.706%, 11/15/37(l)§	EUR	400,000	432,736
Argent Mortgage Loan Trust,
Series 2005-W1 A1
4.915%, 5/25/35(l)		$14,099	12,524
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
5.533%, 7/19/34(l)§		400,000	399,454
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.896%, 1/25/35(l)		309,016	298,531
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
5.523%, 11/15/30(l)§		228,437	228,335
C-Bass Trust,
Series 2006-CB9 A1
4.555%, 11/25/36(l)		1,527	655
CIFC European Funding CLO III DAC,
Series 3A A
3.835%, 1/15/34(l)§	EUR	250,000	269,763
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.685%, 10/25/37(l)§		$151,818	150,718
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.595%, 1/25/37(l)		3,058	2,155
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
4.935%, 3/25/37(l)		15,401	14,550
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.922%, 6/25/35(l)		22,692	21,525
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
3.336%, 8/15/32(l)§	EUR	195,089	210,950
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.175%, 8/25/47(l)		$8,666	8,252
Ellington Loan Acquisition Trust,
Series 2007-1 A1
5.535%, 5/25/37(l)§		14,014	13,621
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
5.140%, 11/25/36(l)		69,908	66,160
Fremont Home Loan Trust,
Series 2006-C 1A1
4.705%, 10/25/36(l)		24,494	21,722
GSAMP Trust,
Series 2007-FM1 A2A
4.505%, 12/25/36(l)		2,546	1,180
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
4.575%, 7/25/36(l)		16,824	4,867
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.570%, 7/25/35(l)§		400,000	400,200
LCM XXV Ltd.,
Series 25A AR
5.393%, 7/20/30(l)§		28,845	28,844
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		30,473	27,980
Lehman XS Trust,
Series 2006-7 1A1A
4.755%, 5/25/36(l)		19,995	18,622
Series 2006-8 3A4
4.873%, 6/25/36(e)		9,284	8,944
Series 2007-20N A1
6.735%, 12/25/37(l)		21,712	22,705
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR
5.540%, 10/22/34(l)§		400,000	399,873
Magnetite XII Ltd.,
Series 2015-12A AR4
5.452%, 10/15/31(l)§		177,468	177,583
Merrill Lynch Life Agency, Inc.,
4.675%, 2/25/37(l)		8,325	2,309
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
4.595%, 9/25/37(l)		493	95
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
4.655%, 10/25/36(l)		655,464	255,477
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
4.485%, 11/25/36(l)		310	96
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
5.140%, 1/25/36(l)		2,590	2,578
OZLM XXIV Ltd.,
Series 2019-24A A1AR
5.715%, 7/20/32(l)§		155,107	155,102
Palmer Square European Loan Funding DAC,
Series 2023-3A AR
3.526%, 5/15/33(l)§	EUR	347,033	375,405
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
5.485%, 10/25/34(l)		$46,130	45,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-WHQ4 M2
5.170%, 9/25/35(l)		$7,709	$7,509
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.502%, 1/15/33(l)§		400,000	399,634
Renaissance Home Equity Loan Trust,
Series 2002-3 A
5.195%, 12/25/32(l)		1,407	1,265
Saxon Asset Securities Trust,
Series 2007-3 1A
4.745%, 9/25/37(l)		24,194	22,979
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.755%, 7/25/36(l)		152,677	49,153
Series 2007-HE1 A2A
4.555%, 12/25/36(l)		9,831	1,958
Soundview Home Equity Loan Trust,
4.655%, 2/25/37(l)		499,692	123,876
Soundview Home Loan Trust,
Series 2006-NLC1 A1
4.555%, 11/25/36(l)§		1,610	425
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
5.937%, 4/25/35(l)		560	557
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		1,607	1,645
Voya Euro CLO II DAC,
Series 2A AR
3.745%, 7/15/35(l)§	EUR	400,000	430,790

Total Asset-Backed Securities			5,918,571

Collateralized Mortgage Obligations (3.9%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
4.915%, 7/25/37(l)		$19,273	16,933
Alternative Loan Trust,
Series 2005-62 2A1
5.635%, 12/25/35(l)		660	562
Series 2006-OA11 A1B
4.815%, 9/25/46(l)		37,151	35,915
Series 2006-OA19 A1
4.614%, 2/20/47(l)		6,327	5,069
Series 2007-1T1 1A1
6.000%, 3/25/37		95,251	33,419
Series 2007-4CB 1A35
6.000%, 4/25/37		25,662	21,553
Series 2007-OA7 A1A
4.795%, 5/25/47(l)		2,506	2,292
Banc of America Funding Trust,
Series 2006-A 1A1
6.425%, 2/20/36(l)		1,911	1,814
Series 2006-J 2A1
4.487%, 1/20/47(l)		56,449	48,584
Series 2006-J 4A1
5.109%, 1/20/47(l)		1,960	1,701
Banc of America Mortgage Trust,
Series 2005-E 2A1
5.432%, 6/25/35(l)		427	372
Series 2006-A 2A1
5.068%, 2/25/36(l)		2,524	2,307
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.043%, 9/25/35(l)		17,911	10,341
Series 2006-2 23A1
4.055%, 3/25/36(l)		6,057	4,885
Bear Stearns ARM Trust,
Series 2004-10 13A1
5.172%, 1/25/35(l)		2,296	2,246
Series 2005-1 2A1
4.855%, 3/25/35(l)		2,839	2,602
Series 2005-9 A1
7.080%, 10/25/35(l)		3,359	3,188
Series 2006-2 3A2
4.445%, 7/25/36(l)		2,445	2,063
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		670	485
Series 2005-9 1A3
4.895%, 5/25/35(l)		129,955	113,626
Series 2006-6 A4
6.000%, 4/25/36		9,884	4,774
Series 2006-HYB3 3A1B
4.019%, 5/20/36(l)		1,639	1,524
Series 2007-1 A1
6.000%, 3/25/37		30,630	13,763
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.300%, 3/25/36(l)		2,402	2,409
Series 2007-10 22AA
4.821%, 9/25/37(l)		5,099	4,698
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		108,987	63,717
CSMC Trust,
Series 2007-4R 1A1
5.186%, 10/26/36(l)§		3,559	3,201
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.535%, 10/25/36(l)		128	106
Eurosail-UK plc,
Series 2007-3X A3A
5.536%, 6/13/45(l)(m)	GBP	12,342	15,915
Series 2007-3X A3C
5.536%, 6/13/45(l)(m)		5,484	7,071
FHLMC,
Series 278 F1
4.913%, 9/15/42 STRIPS(l)		$42,541	41,875
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
4.695%, 8/25/31(l)		313	332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series T-62 1A1
5.835%, 10/25/44(l)	$23,821	$21,742
Series T-63 1A1
5.835%, 2/25/45(l)	7,554	7,273
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.142%, 6/25/34(l)	1,621	1,607
Series 2006-FA8 1A7
6.000%, 2/25/37	9,287	3,519
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.739%, 8/25/35(l)	3,199	2,305
FNMA,
Series 2003-W8 3F2
4.804%, 5/25/42(l)	546	544
Series 2004-63 FA
4.616%, 8/25/34(l)	103	101
Series 2006-30 KF
4.894%, 5/25/36(l)	159	158
Series 2006-5 3A2
6.803%, 5/25/35(l)	1,583	1,623
Series 2007-63 FC
4.804%, 7/25/37(l)	49	49
GNMA,
Series 2017-H10 FB
6.522%, 4/20/67(l)	31,881	32,281
Series 2018-H15 FG
5.461%, 8/20/68(l)	83,832	83,628
Series 2023-H09 FA
5.144%, 4/20/73(l)	361,738	362,614
Series 2023-H15 FB
5.344%, 3/20/73(l)	399,716	400,422
Series 2023-H19 FA
5.244%, 8/20/73(l)	1,188,493	1,197,841
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.975%, 11/25/45(l)	2,823	2,635
Series 2006-AR4 A6A
4.795%, 9/25/46(l)	41,027	37,659
GreenPoint MTA Trust,
Series 2005-AR1 A2
4.875%, 6/25/45(l)	1,773	1,618
GSR Mortgage Loan Trust,
Series 2004-12 3A6
6.008%, 12/25/34(l)	2,040	1,895
Series 2005-AR1 1A1
6.922%, 1/25/35(l)	701	657
Series 2005-AR4 6A1
5.507%, 7/25/35(l)	763	716
Series 2005-AR6 2A1
5.328%, 9/25/35(l)	1,769	1,694
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
4.991%, 2/19/36(l)	1,718	767
Series 2005-2 2A1A
4.871%, 5/19/35(l)	729	698
Series 2005-9 2A1A
5.114%, 6/20/35(l)	1,364	1,295
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
5.856%, 11/25/35(l)	911	965
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
5.215%, 5/25/34(l)	178	165
Series 2004-AR11 2A
4.720%, 12/25/34(l)	1,099	1,030
Series 2005-AR14 1A1A
4.995%, 7/25/35(l)	3,224	2,337
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.895%, 3/25/36(l)	53,910	50,219
Series 2006-A7 1A4
4.895%, 12/25/36(l)	21,046	19,377
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
6.057%, 2/25/35(l)	1,011	957
Series 2005-A6 2A1
6.862%, 8/25/35(l)	1,417	1,340
Series 2005-A6 4A1
5.688%, 9/25/35(l)	185	173
Series 2005-A6 7A1
5.487%, 8/25/35(l)	1,337	1,177
Series 2007-A1 1A1
6.813%, 7/25/35(l)	874	872
Series 2007-A1 3A3
5.590%, 7/25/35(l)	2,047	1,966
Series 2008-R2 1A1
4.262%, 7/27/37(l)§	6,604	6,032
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
6.370%, 11/21/34(l)	1,086	1,031
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
5.134%, 11/15/31(l)	486	469
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
6.283%, 6/25/36(l)	2,960	2,895
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
4.874%, 12/15/30(l)	543	526
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§	29,750	28,725
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	131,539	125,903
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
5.195%, 12/25/35(l)	96,384	94,839
RALI Trust,
Series 2005-QO1 A1
4.735%, 8/25/35(l)	1,283	923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-QH8 A
5.544%, 10/25/37(l)		$27,725	$22,244
Residential Asset Securitization Trust,
Series 2005-A5 A3
4.835%, 5/25/35(l)		15,392	9,446
Series 2006-A10 A5
6.500%, 9/25/36		8,523	2,599
Series 2007-A6 2A1
6.500%, 6/25/37		124,638	24,507
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		3,606	2,827
Sequoia Mortgage Trust,
Series 2007-3 1A1
4.834%, 7/20/36(l)		4,910	4,266
Series 5 A
5.131%, 10/19/26(l)		193	189
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.527%, 2/25/34(l)		689	663
Series 2004-19 2A1
6.035%, 1/25/35(l)		1,162	1,062
Series 2005-17 3A1
4.811%, 8/25/35(l)		1,087	940
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.091%, 10/19/34(l)		469	447
Series 2005-AR5 A1
4.931%, 7/19/35(l)		1,086	1,033
Series 2005-AR5 A2
4.931%, 7/19/35(l)		576	569
Series 2005-AR5 A3
4.931%, 7/19/35(l)		2,970	2,899
Series 2006-AR3 11A1
4.855%, 4/25/36(l)		1,851	1,668
Series 2006-AR4 2A1
4.815%, 6/25/36(l)		568	559
Towd Point Mortgage Trust,
Series 2019-HY2 A1
5.435%, 5/25/58(l)§		13,648	13,980
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
5.835%, 11/25/42(l)		136	130
Series 2005-AR14 2A1
5.131%, 12/25/35(l)		564	520
Series 2006-AR3 A1A
5.635%, 2/25/46(l)		1,335	1,210
Series 2006-AR7 3A
5.683%, 7/25/46(l)		7,322	6,554
Series 2007-OA4 1A
5.405%, 5/25/47(l)		3,481	3,029

Total Collateralized Mortgage Obligations			3,077,945

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		94,094	92,837
WSTN Trust,
Series 2023-MAUI A
6.297%, 7/5/37(l)§		400,000	405,303

Total Commercial Mortgage-Backed Securities			498,140

Corporate Bonds (0.1%)
Financials (0.1%)
Banks (0.1%)
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%),
5.875%, 3/15/28(k)(y)		20,000	20,125

Total Financials			20,125

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,821

Total Information Technology			9,821

Total Corporate Bonds			29,946

Foreign Government Securities (5.0%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	1,611,872	1,746,803
1.800%, 5/15/36 TIPS(m)		101,842	107,539
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	257,123	191,128
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	119,973	130,066
0.100%, 7/25/31 TIPS(m)		120,160	124,142
0.100%, 7/25/38 TIPS(m)		235,958	212,326
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	119,192,650	823,103
0.100%, 3/10/29 TIPS		95,138,360	655,677
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	202,163	9,204

Total Foreign Government Securities			3,999,988

Mortgage-Backed Securities (13.9%)
FHLMC UMBS
3.000%, 3/1/52		$88,622	76,758
4.500%, 11/1/52		86,579	82,933
5.500%, 4/1/54		1,138,005	1,136,334
FNMA UMBS
3.500%, 2/1/48		88,564	80,784
3.000%, 12/1/51		848,224	735,464
4.000%, 10/1/52		971,802	905,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA/FHLMC UMBS, 30 Year, Single Family
6.500%, 4/25/55 TBA	$1,800,000	$1,855,547
4.500%, 5/25/55 TBA	2,400,000	2,292,938
6.000%, 5/25/55 TBA	1,800,000	1,825,242
GNMA
3.500%, 11/20/52	282,031	258,209
3.500%, 10/20/54	999,901	913,958
3.500%, 3/20/55	999,900	913,566

Total Mortgage-Backed Securities		11,077,359

U.S. Treasury Obligations (107.7%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS	1,376,464	1,389,977
2.375%, 1/15/27 TIPS	31,505	32,296
1.750%, 1/15/28 TIPS	2,486,830	2,527,080
3.625%, 4/15/28 TIPS	2,553,304	2,735,554
2.500%, 1/15/29 TIPS	991,339	1,035,038
3.875%, 4/15/29 TIPS	1,142,037	1,254,375
2.125%, 2/15/40 TIPS	837,758	843,778
2.125%, 2/15/41 TIPS	348,146	349,939
0.750%, 2/15/42 TIPS	1,490,222	1,191,304
0.625%, 2/15/43 TIPS	746,123	571,309
1.375%, 2/15/44 TIPS	2,208,141	1,913,367
0.750%, 2/15/45 TIPS	2,590,138	1,957,374
1.000%, 2/15/46 TIPS	1,970,829	1,547,560
0.875%, 2/15/47 TIPS	1,592,348	1,200,091
1.000%, 2/15/48 TIPS	682,757	522,318
1.000%, 2/15/49 TIPS	126,243	95,551
0.250%, 2/15/50 TIPS	679,591	412,320
0.125%, 2/15/51 TIPS	805,306	460,132
0.125%, 2/15/52 TIPS(v)	342,348	192,689
1.500%, 2/15/53 TIPS	641,214	531,267
2.125%, 2/15/54 TIPS	724,556	692,476
2.375%, 2/15/55 TIPS	302,016	304,561
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS	1,818,238	1,816,556
0.125%, 4/15/26 TIPS	1,816,995	1,804,254
0.125%, 7/15/26 TIPS	251,803	250,602
0.125%, 10/15/26 TIPS	1,395,036	1,383,893
0.375%, 1/15/27 TIPS	1,591,259	1,574,262
0.125%, 4/15/27 TIPS	450,044	441,491
0.375%, 7/15/27 TIPS	4,246,553	4,197,219
1.625%, 10/15/27 TIPS(z)	3,109,902	3,160,146
0.500%, 1/15/28 TIPS(z)	4,842,354	4,754,815
0.750%, 7/15/28 TIPS	2,543,735	2,513,425
2.375%, 10/15/28 TIPS(z)	1,451,996	1,512,594
0.875%, 1/15/29 TIPS	754,854	742,736
2.125%, 4/15/29 TIPS(z)	1,540,560	1,586,227
0.250%, 7/15/29 TIPS	3,098,541	2,966,912
1.625%, 10/15/29 TIPS	908,622	921,440
0.125%, 1/15/30 TIPS	3,222,593	3,030,174
0.125%, 7/15/30 TIPS	2,292,169	2,145,467
0.125%, 1/15/31 TIPS	634,572	585,395
0.125%, 7/15/31 TIPS(z)	9,517,558	8,730,100
0.125%, 1/15/32 TIPS	1,489,787	1,346,290
0.625%, 7/15/32 TIPS(z)	7,325,445	6,828,119
1.125%, 1/15/33 TIPS	2,772,770	2,652,163
1.375%, 7/15/33 TIPS	3,137,910	3,055,701
1.750%, 1/15/34 TIPS	1,550,160	1,544,755
1.875%, 7/15/34 TIPS(z)	3,239,648	3,263,506
2.125%, 1/15/35 TIPS(z)	1,207,920	1,237,602

Total U.S. Treasury Obligations		85,806,200

Total Long-Term Debt Securities (138.6%) (Cost $111,344,771)		110,408,149

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (76.5%)
FHLB
2.04%, 4/2/25(o)(p)	16,000,000	15,998,187
FHLMC
2.04%, 4/2/25(o)(p)	30,000,000	29,996,601
FNMA
2.02%, 4/2/25(o)(p)	15,000,000	14,998,317

Total U.S. Government Agency Securities		60,993,105

Total Short-Term Investments (76.5%) (Cost $60,993,087)		60,993,105

Total Investments in Securities (215.1%) (Cost $172,337,858)		171,401,254
Other Assets Less Liabilities (-115.1%)		(91,714,569)

Net Assets (100%)		$79,686,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $5,456,371 or 6.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $2,343,862 or 2.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2025.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $147,697.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

MXN — Mexican Peso

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	13	6/2025	AUD	915,140	1,282
Euro-Bobl	2	6/2025	EUR	254,733	(2,267)
Euro-BTP	11	6/2025	EUR	1,397,818	(24,062)
Euro-Schatz	12	6/2025	EUR	1,387,805	4,138
U.S. Treasury 10 Year Note	16	6/2025	USD	1,779,500	36,353
U.S. Treasury 10 Year Ultra Note	40	6/2025	USD	4,565,000	2,716
U.S. Treasury Ultra Bond	5	6/2025	USD	611,250	(9,190)
3 Month Euro EURIBOR	19	9/2026	EUR	5,031,654	3,716

					12,686

Short Contracts
Euro-Bund	(20)	6/2025	EUR	(2,786,078)	24,977
Euro-Buxl	(7)	6/2025	EUR	(902,691)	42,240
Euro-OAT	(18)	6/2025	EUR	(2,387,965)	39,356
U.S. Treasury 2 Year Note	(36)	6/2025	USD	(7,458,188)	(27,255)
U.S. Treasury 5 Year Note	(81)	6/2025	USD	(8,760,656)	(81,127)
U.S. Treasury Long Bond	(28)	6/2025	USD	(3,283,875)	(76,178)
3 Month Euro EURIBOR	(19)	9/2025	EUR	(5,032,167)	(9,085)

					(87,072)

					(74,386)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,888,327	USD	4,193,950	JPMorgan Chase Bank	4/2/2025	10,498
JPY	114,836,171	USD	760,958	JPMorgan Chase Bank	4/2/2025	4,668
USD	725,134	JPY	108,091,447	JPMorgan Chase Bank	4/2/2025	4,476
USD	30,023	AUD	48,000	Morgan Stanley	5/2/2025	22
USD	181,324	CAD	257,908	Citibank NA	5/2/2025	1,840
USD	75,151	GBP	58,000	Barclays Bank plc	5/2/2025	235
USD	742,344	JPY	110,437,201	HSBC Bank plc	5/2/2025	3,565

Total unrealized appreciation						25,304

CAD	258,285	USD	181,324	Citibank NA	4/2/2025	(1,841)
USD	29,854	AUD	48,000	Barclays Bank plc	4/2/2025	(139)
USD	179,400	CAD	258,369	Bank of America	4/2/2025	(141)
USD	3,961,977	EUR	3,792,327	Bank of America	4/2/2025	(138,666)
USD	103,668	EUR	96,000	Morgan Stanley	4/2/2025	(137)
USD	73,290	GBP	58,000	Citibank NA	4/2/2025	(1,632)
USD	19,995	JPY	3,000,000	Barclays Bank plc	4/2/2025	(6)
USD	762,704	JPY	114,405,905	HSBC Bank plc	4/2/2025	(53)
USD	4,200,770	EUR	3,888,327	JPMorgan Chase Bank	5/2/2025	(10,483)
USD	760,958	JPY	114,451,127	JPMorgan Chase Bank	5/2/2025	(4,672)

Total unrealized depreciation						(157,770)

Net unrealized depreciation						(132,466)

Written Call Swaption Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
10 Years, September 2025 @2.66% v.6 Month EURIBOR	Morgan Stanley	900,000	EUR (900,000)	EUR	2.66	9/5/2025	(16,543)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR (300,000)	EUR	2.44	1/25/2027	(2,712)

							(19,255)

Written Put Swaption Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
10 Years, September 2025 @2.66% v.6 Month EURIBOR	Morgan Stanley	900,000	EUR (900,000)	EUR 2.66	9/5/2025	(19,028)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR 2.35	1/7/2027	(37,662)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR 2.35	1/7/2027	(37,662)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR (300,000)	EUR 2.44	1/25/2027	(2,753)

						(97,105)

Total Written Swaptions Contracts (Premiums Received ($112,464))						(116,360)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	45,068	89,674	134,742
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	14,066	26,385	40,451
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	34,091	64,498	98,589
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	10,996	19,986	30,982
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	2,487	1,099	3,586
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	3,985	3,808	7,793
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,149)	6,302	3,153
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,573	5,877	9,450
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,558	5,603	14,161
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,796	5,678	16,474
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,176	977	2,153
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	425	651	1,076
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	1,335	1,335

						132,072	231,873	363,945

HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(38)	(355)	(393)
HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	100,000	(1,063)	820	(243)
HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	300,000	—	(732)	(732)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(15,624)	(2,274)	(17,898)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(4,174)	3,659	(515)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,404)	1,235	(169)
USCPI at termination	1.98% at termination	Pay	9/19/2025	USD	800,000	—	(9,766)	(9,766)
USCPI at termination	2.03% at termination	Pay	9/23/2025	USD	700,000	—	(8,265)	(8,265)
USCPI at termination	2.21% at termination	Pay	10/7/2025	USD	702,000	—	(7,398)	(7,398)
USCPI at termination	2.38% at termination	Pay	10/15/2025	USD	400,000	—	(3,653)	(3,653)
USCPI at termination	2.70% at termination	Pay	1/14/2026	USD	600,000	—	(4,536)	(4,536)
USCPI at termination	3.04% at termination	Pay	2/21/2026	USD	400,000	—	(1,774)	(1,774)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(108,302)	(53,168)	(161,470)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(33,500)	(16,704)	(50,204)

						(164,105)	(102,911)	(267,016)

Total Centrally Cleared inflation-linked swap contracts outstanding						(32,033)	128,962	96,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	3,300,000	—	4,232	4,232
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	1,110,000	92,454	1,423	93,877
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	410,000	24,743	9,932	34,675
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	410,000	29,056	5,619	34,675
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	100,000	5,873	2,585	8,458
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	320,788	51,176	371,964
6 month EURIBOR Semi-Annual	2.00 annually	Receive	9/17/2027	EUR	3,400,000	23,786	(11,401)	12,385
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	114,918	18,275	133,193
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(908)	4,334	3,426
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	96,376	109,094	205,470
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	350,000	15,511	(2,051)	13,460
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,789	13,136	20,925
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,101	8,849	13,950
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	182,620	(39,563)	143,057
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,150,000	50,917	(6,691)	44,226
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	12,488	18,575	31,063

						981,512	187,524	1,169,036

6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,400,000	(61,476)	3,338	(58,138)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(8,644)	526	(8,118)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(12,556)	2	(12,554)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(3,587)	695	(2,892)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,400,000	(57,345)	(793)	(58,138)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(10,685)	1,902	(8,783)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	2,060,000	(86,411)	865	(85,546)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	210,000	(8,688)	(33)	(8,721)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,400,000	(61,642)	3,504	(58,138)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,300,000	(56,591)	2,606	(53,985)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	2,060,000	(88,208)	2,662	(85,546)
1 day SOFR Annual	3.86 annually	Receive	11/15/2034	USD	300,000	—	(2,219)	(2,219)
1 day SOFR Annual	3.87 annually	Receive	11/15/2034	USD	300,000	—	(2,276)	(2,276)
1 day SOFR Annual	3.88 annually	Receive	11/15/2034	USD	400,000	—	(3,497)	(3,497)
1 day SOFR Annual	3.87 annually	Receive	11/15/2034	USD	100,000	—	(755)	(755)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	1,600,000	(48,717)	(36,146)	(84,863)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(4,176)	(4,176)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(13,287)	(13,287)
1 day SONIA Annual	3.75 annually	Pay	3/19/2027	GBP	800,000	(5,012)	(993)	(6,005)
1 day SONIA Annual	3.75 annually	Pay	3/19/2027	GBP	800,000	(5,039)	(966)	(6,005)
1 day SOFR Annual	3.84 annually	Receive	11/15/2034	USD	400,000	—	(2,143)	(2,143)
1 day SOFR Annual	3.87 annually	Receive	11/15/2034	USD	300,000	—	(2,349)	(2,349)
1 day SONIA Annual	3.75 annually	Pay	3/19/2027	GBP	1,200,000	(8,089)	(918)	(9,007)
1 day SONIA Annual	3.75 annually	Pay	3/19/2027	GBP	1,300,000	(8,575)	(1,182)	(9,757)
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(63)	(350)	(413)

						(531,328)	(55,983)	(587,311)

Total Centrally Cleared Interest rate swap contracts outstanding						450,184	131,541	581,725

(1)	Value of floating rate index at March 31, 2025 was as follows:

Floating Rate Index	Value
1 day SOFR USD	4.41%
1 day SONIA GBP	4.46%
1 day TONAR JPY	0.47%
6 month EURIBOR EUR	2.34%
HICPXT EUR	1.27%
UKRPI GBP	3.95%
USCPI USD	3.20%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,918,571	$—	$5,918,571
Centrally Cleared Inflation-linked Swaps	—	237,587	—	237,587
Centrally Cleared Interest Rate Swaps	—	263,330	—	263,330
Collateralized Mortgage Obligations	—	3,077,945	—	3,077,945
Commercial Mortgage-Backed Securities	—	498,140	—	498,140
Corporate Bonds
Financials	—	20,125	—	20,125
Information Technology	—	9,821	—	9,821
Foreign Government Securities	—	3,999,988	—	3,999,988
Forward Currency Contracts	—	25,304	—	25,304
Futures	154,778	—	—	154,778
Mortgage-Backed Securities	—	11,077,359	—	11,077,359
Short-Term Investments
U.S. Government Agency Securities	—	60,993,105	—	60,993,105
Swaptions Written	—	4,398	—	4,398
U.S. Treasury Obligations	—	85,806,200	—	85,806,200

Total Assets	$154,778	$171,931,873	$—	$172,086,651

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(108,625)	$—	$(108,625)
Centrally Cleared Interest Rate Swaps	—	(131,789)	—	(131,789)
Forward Currency Contracts	—	(157,770)	—	(157,770)
Futures	(229,164)	—	—	(229,164)
Swaptions Written	—	(8,294)	—	(8,294)

Total Liabilities	$(229,164)	$(406,478)	$—	$(635,642)

Total	$(74,386)	$171,525,395	$—	$171,451,009

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,315,767
Aggregate gross unrealized depreciation	(13,456,690)

Net unrealized depreciation	$(8,140,923)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,897,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.9%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
4.695%, 9/25/36(l)		$30,679	$30,365
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28		124,550	116,143
Series 2016-3 AA
3.000%, 10/15/28		186,906	176,158
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
5.140%, 11/25/35(l)		62,726	61,427
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.799%, 1/15/37(l)§		515,460	515,138
AREIT Trust,
Series 2021-CRE5 A
5.514%, 11/17/38(l)§		59,527	59,194
Ares European CLO XIV DAC,
Series 14A AR
3.774%, 10/21/34(l)§	EUR	637,748	687,561
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
5.450%, 10/28/34(l)§		$700,000	699,182
Argent Securities Trust,
Series 2006-W2 A2B
4.815%, 3/25/36(l)		205,172	108,535
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
4.735%, 7/25/36(l)		622,656	147,996
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
4.755%, 8/25/36(l)		13,084	12,542
Series 2006-HE9 1A2
4.735%, 11/25/36(l)		106,651	104,119
BlueMountain CLO Ltd.,
Series 2018-3A A1R
5.490%, 10/25/30(l)§		387,091	386,841
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
3.695%, 1/15/33(l)§	EUR	699,596	755,339
BMW Vehicle Lease Trust,
Series 2024-1 A3
4.980%, 3/25/27		$500,000	502,561
BRSP Ltd.,
Series 2021-FL1 A
5.581%, 8/19/38(l)§		306,932	305,611
C-Bass Trust,
Series 2006-CB9 A1
4.555%, 11/25/36(l)		10,692	4,585
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		98,347	49,075
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
5.585%, 4/20/30(l)§		96,981	96,999
Crown Point CLO 7 Ltd.,
Series 2018-7A AR
5.523%, 10/20/31(l)§		394,157	393,712
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
3.131%, 9/15/31(l)§	EUR	558,321	602,751
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4
4.895%, 5/25/37(l)		$210,732	193,313
Series 2006-24 1A
4.715%, 6/25/47(l)		627,039	552,407
Series 2006-3 M2
5.020%, 6/25/36(l)		676,589	647,563
Elevation CLO Ltd.,
Series 2022-16A A1AR
5.430%, 7/25/34(l)§		700,000	695,450
EMC Mortgage Loan Trust,
Series 2001-A A
5.175%, 5/25/40(l)§		2,044	2,026
FHF Issuer Trust,
Series 2024-1A A2
5.690%, 2/15/30§		373,960	377,515
Series 2024-2A A2
5.890%, 6/15/30§		595,713	602,997
FHF Trust,
Series 2022-1A A
4.430%, 1/18/28§		223,825	223,062
Series 2023-1A A2
6.570%, 6/15/28§		154,211	156,017
FORT CRE Issuer LLC,
Series 2022-FL3 A
6.192%, 2/23/39(l)§		139,336	135,940
Fremont Home Loan Trust,
Series 2005-D M1
5.050%, 11/25/35(l)		289,188	257,577
Series 2006-E 2A1
4.495%, 1/25/37(l)		2,047	904
FS Rialto Issuer LLC,
Series 2022-FL4 A
6.245%, 1/19/39(l)§		309,967	309,580
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
5.534%, 10/15/30(l)§		155,679	155,691
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		725,831	637,025
Series 2023-1GS A
5.520%, 2/22/55§		423,466	401,748
Series 2023-3C A
6.500%, 7/20/55§		427,977	418,940
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2
4.520%, 10/15/27§		500,000	500,395
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		500,000	500,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.520%, 4/22/33(l)§	$700,000	$699,745
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	231,423	83,945
GSAMP Trust,
Series 2006-NC2 A2B
4.615%, 6/25/36(l)	109,100	57,713
GSPA Monetization Trust,
6.422%, 10/9/29§	183,646	188,476
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
4.665%, 4/25/37(l)	198,262	189,872
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	664,427	617,917
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
3.045%, 10/25/35(l)	58,263	56,901
Series 2006-FRE1 M1
5.020%, 5/25/35(l)	35,033	34,536
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
4.695%, 3/25/37(l)	25,103	24,681
LCCM Trust,
Series 2021-FL3 A
5.884%, 11/15/38(l)§	192,945	192,824
LCM XV LP,
Series 15A AR2
5.555%, 7/20/30(l)§	66,360	66,260
Lehman XS Trust,
Series 2006-8 2A1
4.795%, 6/25/36(l)	8,495	10,302
Madison Park Funding XLIX Ltd.,
Series 2021-49A AR
5.361%, 10/19/34(l)§	800,000	797,120
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.324%, 10/15/34(l)§	700,000	696,720
Madison Park Funding XXXVI Ltd.,
Series 2019-36A A1RR
5.358%, 4/15/35(l)§	700,000	698,642
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5
4.915%, 3/25/36(l)	136,372	79,005
MF1 LLC,
Series 2025-FL17 A
5.636%, 2/18/40(l)§	500,000	498,909
MF1 Ltd.,
Series 2020-FL4 A
6.134%, 12/15/35(l)§	182,693	182,522
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.284%, 7/15/36(l)§	47,484	47,384
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
4.935%, 8/25/36(l)	413,832	184,198
Series 2006-WMC2 A2C
4.735%, 7/25/36(l)	226,643	78,010
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,040,687	917,367
Series 2023-3A A
5.910%, 11/20/53§	142,380	142,338
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
5.155%, 3/25/36(l)	900,000	853,507
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
4.915%, 11/25/36(l)	96,748	25,978
Ocean Trails CLO XI,
Series 2021-11A AR
5.340%, 7/20/34(l)§	700,000	695,844
Option One Mortgage Loan Trust,
Series 2006-3 2A3
4.715%, 2/25/37(l)	1,069,564	489,213
Series 2007-5 1A1
4.655%, 5/25/37(l)	308,336	176,907
Series 2007-CP1 1A1
4.575%, 3/25/37(l)	129,947	115,664
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
5.125%, 11/25/35(l)	264,779	246,762
OZLM IX Ltd.,
Series 2014-9A A1A4
5.493%, 10/20/31(l)§	595,617	595,268
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
5.364%, 10/15/29(l)§	120,642	120,555
Pikes Peak CLO 4,
Series 2019-4A ARR
5.512%, 7/15/34(l)§	700,000	698,151
Post Road Equipment Finance LLC,
Series 2025-1A A2
4.900%, 5/15/31§	800,000	804,332
RASC Trust,
Series 2005-EMX5 A3
5.095%, 12/25/35(l)	82,503	70,747
Series 2006-EMX2 M1
5.035%, 2/25/36(l)	103,907	101,184
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.635%, 11/25/36(l)§	302,198	301,859
Series 2023-FL11 A
6.694%, 10/25/39(l)§	319,538	320,395
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.502%, 1/15/33(l)§	700,000	699,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)		$544,629	$159,437
Sandstone Peak Ltd.,
Series 2021-1A A1R
5.582%, 10/15/34(l)§		700,000	699,758
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
4.565%, 5/25/37(l)		27,274	20,460
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
4.975%, 2/25/36(l)		63,589	28,963
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
5.542%, 7/25/30(l)§		54,834	54,779
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
5.335%, 10/25/37(l)		484,356	353,634
Series 2007-WMC1 3A1
4.655%, 2/25/37(l)		69,789	17,301
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
4.735%, 11/25/37(l)		480,868	254,704
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		279,471	267,207
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
5.335%, 5/25/37(l)§		114,010	110,155
STWD Ltd.,
Series 2021-FL2 A
5.631%, 4/18/38(l)§		508,644	508,911
Series 2022-FL3 A
5.699%, 11/15/38(l)§		672,520	670,438
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§		536,896	522,338
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,445,067	1,281,297
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		664,493	576,534
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§		500,000	501,165
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R
5.403%, 10/20/33(l)§		700,000	697,814
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		498,898	467,717
Series 2020-1 A
5.875%, 10/15/27		426,215	432,608
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
4.685%, 4/25/37(l)		198,554	65,731

Total Asset- Backed Securities			33,136,837

Collateralized Mortgage Obligations (2.4%)
Alba plc,
Series 2007-1 A3
4.754%, 3/17/39(l)(m)	GBP	182,336	231,173
Alternative Loan Trust,
Series 2005-32T1 A3
5.435%, 8/25/35(l)		$85,586	45,672
Series 2006-45T1 1A16
6.000%, 2/25/37		227,397	87,865
Series 2006-OA11 A1B
4.815%, 9/25/46(l)		213,212	206,122
Series 2006-OA12 A1B
4.624%, 9/20/46(l)		42,262	43,192
Series 2006-OA3 1A1
4.835%, 5/25/36(l)		25,298	21,607
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	67,263
Banc of America Funding Trust,
Series 2005-D A1
5.697%, 5/25/35(l)		3,924	3,662
Series 2007-2 1A2
6.000%, 3/25/37		50,296	39,215
Banc of America Mortgage Trust,
Series 2003-D 2A4
6.870%, 5/25/33(l)		33	32
BCAP LLC Trust,
Series 2007-AA2 12A1
4.855%, 5/25/47(l)		49,998	47,494
Series 2011-RR5 12A1
4.452%, 3/26/37(e)§		7,726	7,646
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
5.564%, 5/25/35(l)		12,014	11,415
Series 2005-7 22A1
5.043%, 9/25/35(l)		16,792	9,695
Series 2006-3 35A1
4.690%, 5/25/36(l)		45,850	21,852
Bear Stearns ARM Trust,
Series 2002-11 1A1
6.750%, 2/25/33(l)		8	9
Series 2002-11 1A2
3.250%, 2/25/33(l)		163	131
Series 2003-1 6A1
6.574%, 4/25/33(l)		532	535
Series 2003-8 2A1
5.954%, 1/25/34(l)		3,457	3,314
Series 2004-1 12A5
5.366%, 4/25/34(l)		6,842	6,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-10 22A1
5.125%, 1/25/35(l)	$2,943	$2,539
Series 2004-10 23A1
5.237%, 1/25/35(l)	1,115	1,067
Series 2004-3 1A1
5.239%, 7/25/34(l)	6,539	6,088
Series 2004-8 2A1
5.967%, 11/25/34(l)	15,225	14,025
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.116%, 1/26/36(l)	19,822	13,969
Series 2007-R6 2A1
4.333%, 12/26/46(l)	19,946	15,313
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.648%, 1/25/36(l)	26,436	23,897
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
5.160%, 11/25/34(l)	12,316	11,749
Series 2004-HYB9 1A1
5.415%, 2/20/35(l)	2,104	2,123
Series 2005-HYB9 3A2A
6.662%, 2/20/36(l)	1,860	1,608
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
7.230%, 10/25/35(l)	1,504	1,555
Series 2009-7 5A2
5.500%, 12/25/35§	53,442	26,108
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.660%, 5/25/35(l)	4,210	4,050
Series 2005-6 A2
6.838%, 9/25/35(l)	31,180	30,565
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
4.735%, 3/25/37(l)	87,174	81,125
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
4.935%, 2/25/35(l)	2,325	2,289
FHLMC,
Series 2248 FB
4.963%, 9/15/30(l)	32	32
Series 3360 FC
5.183%, 5/15/37(l)	3,237	3,236
Series 4989 FA
4.793%, 8/15/40(l)	171,431	168,954
Series 4989 FB
4.793%, 10/15/40(l)	128,626	126,754
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
5.835%, 2/25/45(l)	2,518	2,425
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.705%, 8/25/35(l)	28,088	23,247
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
5.269%, 10/25/35(l)	20,132	18,558
FNMA,
Series 2003-25 KP
5.000%, 4/25/33	5,162	5,120
Series 2004-W2 5AF
4.804%, 3/25/44(l)	4,257	4,242
Series 2005-79 NF
4.864%, 9/25/35(l)	3,558	3,533
Series 2006-118 A1
4.526%, 12/25/36(l)	2,501	2,442
Series 2006-5 3A2
6.803%, 5/25/35(l)	1,583	1,623
Series 2007-42 AF
4.704%, 5/25/37(l)	351	346
Series 2007-73 A1
4.526%, 7/25/37(l)	5,959	5,842
Series 2015-58 AI
2.524%, 8/25/55 IO(l)	142,090	7,834
GNMA,
Series 2015-H18 FB
5.023%, 7/20/65(l)	152,635	152,235
Series 2015-H19 FK
5.023%, 8/20/65(l)	132,414	132,054
Series 2016-H02 FH
5.423%, 1/20/66(l)	55,010	55,137
Series 2016-H14 FA
5.223%, 6/20/66(l)	61,627	61,616
Series 2016-H17 FC
5.253%, 8/20/66(l)	224,825	226,013
Series 2016-H17 FM
4.873%, 8/20/66(l)	469	465
Series 2016-H20 PT
7.965%, 9/20/66(l)	254,834	260,978
Series 2016-H22 FA
5.193%, 10/20/66(l)	137,926	138,565
Series 2017-H10 FB
6.522%, 4/20/67(l)	191,286	193,686
Series 2018-38 WF
4.737%, 10/20/43(l)	127,034	122,662
Series 2023-H02 FA
5.244%, 1/20/73(l)	294,685	295,719
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
4.708%, 6/18/39(l)§	829	829
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.328%, 9/25/35(l)	15,566	14,906
Series 2005-AR7 6A1
4.632%, 11/25/35(l)	4,243	3,729
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
5.931%, 10/19/35(l)	46,024	33,519
Series 2005-14 4A1A
5.180%, 12/19/35(l)	58,142	29,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-2 2A1A
4.871%, 5/19/35(l)		$5,831	$5,585
Series 2005-4 3A1
5.043%, 7/19/35(l)		21,550	16,142
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
4.775%, 1/25/37(l)		42,734	38,161
Series 2006-AR9 2A1
3.601%, 6/25/36(l)		163,254	111,117
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,419	4,505
Series 2006-A3 6A1
5.211%, 8/25/34(l)		11,966	11,833
Series 2006-A6 1A4L
4.619%, 10/25/36(l)		42,433	30,718
Landmark Mortgage Securities No. 3 plc,
Series 3 A
4.897%, 4/17/44(l)(m)	GBP	377,006	475,715
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
5.205%, 4/25/35(l)		$26,474	23,677
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
5.551%, 7/25/35(l)		38,670	31,887
MortgageIT Trust,
Series 2005-5 A2
5.055%, 12/25/35(l)		20,061	19,871
Prime Mortgage Trust,
Series 2004-CL1 1A2
4.835%, 2/25/34(l)		562	531
Series 2006-CL1 A1
4.935%, 2/25/35(l)		12,000	11,956
RALI Trust,
Series 2005-QA13 2A1
5.388%, 12/25/35(l)		6,907	6,056
Series 2006-QS12 1A1
6.500%, 9/25/36		141,706	60,111
Series 2006-QS13 1A10
6.000%, 9/25/36		9,297	7,402
Series 2007-QA3 A1
4.635%, 5/25/37(l)		155,522	140,598
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
6.872%, 10/25/39(l)§		347,774	349,336
Residential Asset Securitization Trust,
Series 2005-A11 1A1
4.885%, 10/25/35(l)		33,444	19,553
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		45,074	35,336
STARM Mortgage Loan Trust,
Series 2007-1 2A1
5.986%, 2/25/37(l)		20,773	17,962
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
4.835%, 4/25/47(l)		25,200	20,651
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
4.931%, 7/19/35(l)		14,849	14,498
Series 2006-AR6 1A3
4.815%, 7/25/46(l)		574,307	461,147
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
5.091%, 9/19/32(l)		178	172
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
6.039%, 3/25/37(l)		18,875	13,369
Series 2007-3 3A1
5.989%, 6/25/47(l)		79,533	70,161
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
7.138%, 5/20/36(l)		3,132	3,062
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
5.015%, 10/25/45(l)		2,177	2,161
Series 2005-AR6 1A1A
4.935%, 2/25/45(l)		174,189	173,426
Series 2006-AR16 3A3
4.142%, 12/25/36(l)		10,680	9,462
Series 2007-HY5 2A1
3.423%, 5/25/37(l)		66,879	53,693
Series 2007-HY7 4A2
5.043%, 7/25/37(l)		38,440	34,546
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
5.412%, 12/21/49(l)§	GBP	264,292	341,568
Series 3A B
6.112%, 12/21/49(l)§		100,000	129,111
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
7.750%, 10/25/36(l)		$300,796	283,097

Total Collateralized Mortgage Obligations			6,215,861

Commercial Mortgage-Backed Securities (6.3%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	542,987
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	768,619
BIG Commercial Mortgage Trust,
Series 2022-BIG A
5.661%, 2/15/39(l)§		638,903	634,914
BX Trust,
Series 2021-ARIA A
5.333%, 10/15/36(l)§		900,000	898,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$92,665	$91,770
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	676,160
Series 2021-2400 A
5.734%, 12/15/38(l)§		657,662	649,689
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,169,599
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	874,980
Extended Stay America Trust,
Series 2021-ESH A
5.513%, 7/15/38(l)§		692,920	692,271
Series 2021-ESH A1
5.513%, 7/15/38(l)§		433,075	432,296
FNMA ACES,
Series 2020-M33 X2
2.242%, 1/25/31 IO(l)		1,848,067	114,966
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		339,416	284,165
GS Mortgage Securities Trust,
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	82,435
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	485,602
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
5.699%, 11/15/38(l)§		800,000	797,002
Series 2021-NYAH A
5.444%, 6/15/38(l)§		700,000	691,777
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47		58	58
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§		800,000	680,229
Series 2021-230P A
5.603%, 12/15/38(l)§		800,000	776,372
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	659,866
New Orleans Hotel Trust,
Series 2019-HNLA A
5.356%, 4/15/32(l)§		500,000	494,120
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.529%, 11/15/38(l)§		400,000	395,004
ONE Mortgage Trust,
Series 2021-PARK A
5.133%, 3/15/36(l)§		700,000	686,003
STWD Mortgage Trust,
Series 2021-LIH A
5.292%, 11/15/36(l)§		1,200,000	1,189,506
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	785,947
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	611,050

Total Commercial Mortgage- Backed Securities			16,165,981

Corporate Bonds (29.6%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	719,776

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		240,000	240,571

Total Communication Services			960,347

Consumer Discretionary (1.9%)
Automobiles (1.4%)
BMW US Capital LLC
4.750%, 3/21/28§		200,000	199,820
Hyundai Capital America
5.800%, 6/26/25§		400,000	400,824
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		600,000	601,464
4.900%, 11/15/27§		200,000	200,926
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	756,000
2.750%, 3/9/28§		800,000	733,000
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	758,000

			3,650,034

Hotels, Restaurants & Leisure (0.5%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	658,580
Expedia Group, Inc.
3.250%, 2/15/30		500,000	465,806

			1,124,386

Total Consumer Discretionary			4,774,420

Consumer Staples (0.5%)
Food Products (0.3%)
JDE Peet’s NV
2.250%, 9/24/31§		400,000	335,093
Mondelez International, Inc.
4.625%, 7/3/31	CAD	700,000	505,791

			840,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Personal Care Products (0.2%)
Coty, Inc.
4.500%, 5/15/27§	EUR	500,000	$546,435

Total Consumer Staples			1,387,319

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
ONEOK Partners LP
6.850%, 10/15/37		$800,000	867,836

Total Energy			867,836

Financials (13.9%)
Banks (7.4%)
Banco Santander SA
2.746%, 5/28/25		300,000	298,998
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28(k)		600,000	623,131
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		1,400,000	1,409,345
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	607,731
BNP Paribas SA
3.500%, 11/16/27§		300,000	290,609
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		500,000	525,836
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§		2,300,000	2,259,145
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§		1,000,000	986,406
HSBC Holdings plc
(SOFR + 1.29%), 5.130%, 3/3/31(k)		500,000	500,883
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)		300,000	274,800
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)(x)		600,000	599,864
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	99,839
(SOFR + 1.33%), 6.070%, 10/22/27(k)		500,000	510,848
(SOFR + 0.93%), 4.979%, 7/22/28(k)		500,000	504,072
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	822,755
Lloyds Bank plc
0.000%, 4/2/32(e)(m)		600,000	413,022
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		400,000	404,860
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)		300,000	308,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	509,892
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)		500,000	508,624
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	399,005
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	610,177
5.094%, 10/16/29§		500,000	502,663
Royal Bank of Canada
4.900%, 1/12/28(x)		300,000	303,127
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		500,000	517,221
(SOFR + 1.88%), 5.741%, 3/20/31(k)		500,000	503,286
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	616,038
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	303,437
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30(k)§		500,000	498,125
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	301,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		$1,600,000	$1,549,476
5.500%, 3/9/28§		300,000	307,389

			18,871,564

Capital Markets (4.3%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	585,962
CPPIB Capital, Inc.
4.300%, 6/2/34(m)	CAD	500,000	367,118
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.110%, 5/21/27(k)		$500,000	500,519
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 5.755%, 5/15/26(k)(x)		300,000	299,980
(SOFR + 1.27%), 5.727%, 4/25/30(k)		500,000	515,430
(SOFR + 1.21%), 5.049%, 7/23/30(k)		500,000	503,582
(SOFR + 1.14%), 4.692%, 10/23/30(k)		500,000	496,640
HAT Holdings I LLC
3.375%, 6/15/26§		400,000	388,612
8.000%, 6/15/27§		800,000	828,826
Lazard Group LLC
4.500%, 9/19/28		700,000	690,656
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	501,819
Morgan Stanley
(SOFR + 1.02%), 5.471%, 4/13/28(k)		500,000	502,816
(SOFR + 1.01%), 5.652%, 4/13/28(k)		500,000	509,992
(SOFR + 1.26%), 5.656%, 4/18/30(k)		500,000	514,130
(SOFR + 1.10%), 4.654%, 10/18/30(k)		500,000	494,685
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	893,028
Stifel Financial Corp.
4.000%, 5/15/30		900,000	858,124
UBS Group AG
4.125%, 4/15/26§		600,000	597,624
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	503,751
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	199,841
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	288,750

			11,041,885

Consumer Finance (0.8%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,359,663
American Honda Finance Corp.
5.000%, 5/23/25		600,000	600,364

			1,960,027

Financial Services (0.8%)
BNG Bank NV
4.750%, 2/1/30§		600,000	614,759
Global Payments, Inc.
2.900%, 5/15/30		700,000	633,695
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		$500,000	513,159
NTT Finance Corp.
4.239%, 7/25/25§		400,000	399,549
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—

			2,161,162

Insurance (0.6%)
First American Financial Corp.
4.000%, 5/15/30(x)		$700,000	664,700
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,013,796

			1,678,496

Total Financials			35,713,134

Industrials (0.5%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	696,477
5.875%, 9/14/33§		300,000	308,073

			1,004,550

Passenger Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25		195,645	194,432

Total Industrials			1,198,982

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	178,287
3.187%, 11/15/36§		46,000	37,499
NXP BV
5.350%, 3/1/26		500,000	502,030
5.000%, 1/15/33		1,400,000	1,372,980

			2,090,796

Software (0.2%)
VMware LLC
4.700%, 5/15/30		500,000	494,356

Total Information Technology			2,585,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Materials (0.4%)
Containers & Packaging (0.4%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§		$600,000	$608,188
Smurfit Westrock Financing DAC
5.418%, 1/15/35§		400,000	400,341

Total Materials			1,008,529

Real Estate (4.3%)
Diversified REITs (0.4%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,072,044

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	195,914

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	259,010

Industrial REITs (0.4%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	484,161
Prologis LP (REIT)
4.200%, 2/15/33	CAD	700,000	486,232

			970,393

Office REITs (0.9%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		$800,000	779,441
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	96,947
Kilroy Realty LP (REIT)
2.500%, 11/15/32(x)		1,700,000	1,341,641

			2,218,029

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	423,733

Residential REITs (0.5%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	364,690
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	422,444
Sun Communities Operating LP (REIT)
5.500%, 1/15/29(x)		600,000	612,386

			1,399,520

Specialized REITs (1.7%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	340,840
EPR Properties (REIT)
3.600%, 11/15/31		800,000	712,728
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	916,522
2.500%, 5/15/31		800,000	696,728
3.900%, 4/15/32		1,200,000	1,116,852
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	700,646

			4,484,316

Total Real Estate			11,022,959

Utilities (6.4%)
Electric Utilities (4.4%)
Ameren Missouri Securitization Funding I LLC
Series A-1
4.850%, 10/1/39		700,000	689,769
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	282,832
Edison International
6.250%, 3/15/30		500,000	506,070
Enel Finance International NV
2.125%, 7/12/28(e)§		2,300,000	2,111,740
Florida Power & Light Co.
5.050%, 4/1/28		100,000	101,855
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,933,746
Northern States Power Co.
2.600%, 6/1/51		872,000	517,267
4.500%, 6/1/52		700,000	592,087
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	545,121
Pacific Gas and Electric Co.
6.700%, 4/1/53		$1,100,000	1,140,698
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,338,842
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		369,018	362,841
Southern California Edison Co.
5.250%, 3/15/30		500,000	502,302
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	296,029
5.375%, 3/30/34		400,000	403,102

			11,324,301

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,361,393
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	526,500

			1,887,893

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	478,375
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	925,396
5.300%, 8/15/34§		1,200,000	1,192,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
San Diego Gas & Electric Co.
4.950%, 8/15/28		$500,000	$504,950

			3,101,298

Total Utilities			16,313,492

Total Corporate Bonds			75,832,170

Foreign Government Securities (4.7%)
Bonos de la Tesoreria
7.300%, 8/12/33(m)	PEN	1,200,000	344,314
Japan Government Bond
2.000%, 12/20/44	JPY	120,000,000	774,441
2.300%, 12/20/54		90,000,000	576,684
2.200%, 3/20/64		52,000,000	307,629
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	580,815
Province of British Columbia
4.150%, 6/18/34	CAD	200,000	144,844
Province of Ontario
3.650%, 6/2/33		500,000	352,647
Province of Quebec
3.600%, 9/1/33		1,000,000	700,587
4.450%, 9/1/34		1,900,000	1,406,355
Republic of Chile
4.850%, 1/22/29		$900,000	903,600
Republic of Colombia
8.000%, 11/14/35		400,000	403,600
Republic of Peru
6.950%, 8/12/31(m)	PEN	400,000	116,225
6.950%, 8/12/31§		100,000	29,056
6.150%, 8/12/32§		4,200,000	1,146,760
Republic of Philippines
5.500%, 1/17/48		$600,000	588,000
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	1,596,815
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	600,527
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	771,000	861,164
United Mexican States
4.490%, 5/25/32	EUR	500,000	532,429

Total Foreign Government Securities			11,966,492

Mortgage-Backed Securities (50.1%)
FHLMC
4.500%, 4/1/29		$7,150	7,140
6.000%, 1/1/37		24,220	25,516
4.000%, 1/1/41		20,322	19,570
3.500%, 3/1/48		55,150	50,354
FHLMC UMBS
3.500%, 2/1/49		18,881	17,258
3.500%, 7/1/49		46,168	42,247
3.500%, 2/1/50		12,560	11,472
3.500%, 4/1/50		18,147	16,598
3.500%, 6/1/52		911,274	821,826
3.000%, 7/1/52		2,022,327	1,751,432
4.500%, 8/1/52		238,319	228,283
4.000%, 10/1/52		292,341	272,434
4.000%, 11/1/52		413,227	385,088
4.000%, 2/1/53		4,093,012	3,813,018
4.000%, 4/1/53		43,347	40,381
5.000%, 6/1/53		5,328,205	5,229,486
5.000%, 7/1/53		5,036,021	4,942,716
4.500%, 8/1/53		1,703,564	1,630,227
5.500%, 8/1/53		716,957	717,921
4.000%, 11/1/53		384,392	358,097
5.500%, 2/1/54		817,734	816,789
5.500%, 3/1/54		9,443,654	9,432,746
5.500%, 4/1/54		985,779	987,105
5.500%, 5/1/54		52,279	52,190
6.000%, 6/1/54		274,603	278,791
FNMA
7.166%, 5/1/38(l)		73,415	75,740
FNMA UMBS
4.500%, 1/1/34		9,207	9,191
5.500%, 4/1/34		14,891	15,354
5.500%, 5/1/34		31,288	32,255
2.500%, 2/1/35		340,036	326,648
5.500%, 3/1/38		20,541	21,278
5.000%, 8/1/39		22,675	22,946
4.500%, 12/1/41		6,161	6,077
4.500%, 7/1/44		29,312	28,756
3.500%, 2/1/48		8,412	7,673
3.500%, 11/1/48		10,089	9,200
4.500%, 7/1/52		9,198,636	8,814,138
4.000%, 7/1/53		938,353	874,163
4.500%, 7/1/53		939,384	899,237
5.000%, 7/1/53		630,129	621,349
5.500%, 10/1/53		31,845	31,938
5.500%, 11/1/53		67,926	67,932
5.500%, 12/1/53		889,132	889,911
5.500%, 2/1/54		44,232	44,181
6.000%, 2/1/54		887,767	902,138
5.500%, 3/1/54		41,059	41,011
5.500%, 6/1/54		958,317	956,958
6.000%, 7/1/54		1,845,486	1,873,630
FNMA/FHLMC UMBS, 30 Year, Single Family
5.000%, 4/25/55 TBA		4,300,000	4,209,969
3.000%, 5/25/55 TBA		21,800,000	18,869,773
3.500%, 5/25/55 TBA		15,500,000	13,957,267
4.000%, 5/25/55 TBA		8,600,000	7,993,968
4.500%, 5/25/55 TBA		1,700,000	1,624,164
5.500%, 5/25/55 TBA		21,400,000	21,338,141
6.000%, 6/25/55 TBA		3,000,000	3,039,492
GNMA
3.000%, 7/15/45		5,064	4,534
3.000%, 8/15/45		38,666	34,620
4.500%, 1/20/49		184,771	179,747
5.000%, 1/20/49		2,508	2,502
5.000%, 2/20/49		31,752	31,683
5.000%, 7/20/49		947,326	945,578
3.500%, 5/15/55 TBA		1,560,000	1,421,672
4.000%, 5/15/55 TBA		2,800,000	2,617,781
5.000%, 5/15/55 TBA		2,000,000	1,964,375
6.000%, 5/15/55 TBA		1,700,000	1,722,976

Total Mortgage-Backed Securities			128,478,631

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,204,805
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	778,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
University of Michigan
3.504%, 4/1/52		$900,000	$668,573

Total Municipal Bonds			2,652,163

Supranational (0.7%)
European Investment Bank
3.750%, 2/14/33(x)		500,000	484,253
European Union
2.875%, 10/5/29(m)		1,000,000	1,093,729
2.500%, 12/4/31(m)		100,000	105,648
1.250%, 2/4/43(m)		100,000	73,699

Total Supranational			1,757,329

U.S. Treasury Obligations (17.9%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,058,032
1.875%, 2/15/41		3,100,000	2,165,589
2.250%, 5/15/41		800,000	590,425
2.375%, 2/15/42		300,000	221,784
3.250%, 5/15/42		4,100,000	3,450,902
3.875%, 2/15/43		2,800,000	2,552,427
3.875%, 5/15/43		600,000	545,635
4.375%, 8/15/43		600,000	582,594
3.375%, 5/15/44		900,000	753,643
4.625%, 5/15/44		100,000	99,939
3.125%, 8/15/44		2,100,000	1,686,574
2.875%, 8/15/45		600,000	457,486
2.750%, 8/15/47		300,000	218,356
3.000%, 2/15/48		600,000	455,216
3.125%, 5/15/48		100,000	77,455
3.000%, 8/15/48		12,600,000	9,519,183
3.375%, 11/15/48		200,000	161,552
3.000%, 2/15/49		400,000	300,999
2.875%, 5/15/49		100,000	73,337
2.250%, 8/15/49		400,000	256,620
2.375%, 11/15/49		100,000	65,808
2.000%, 2/15/50		400,000	240,674
4.500%, 11/15/54		300,000	294,115
4.625%, 2/15/55		100,000	100,171
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,658,052	1,269,575
1.375%, 2/15/44 TIPS		136,305	118,109
0.750%, 2/15/45 TIPS		674,515	509,733
1.000%, 2/15/46 TIPS		134,070	105,276
0.875%, 2/15/47 TIPS		394,797	297,543
1.000%, 2/15/49 TIPS		126,243	95,551
0.250%, 2/15/50 TIPS		123,562	74,967
0.125%, 2/15/51 TIPS		1,342,176	766,887
0.125%, 2/15/52 TIPS		456,464	256,919
1.500%, 2/15/53 TIPS		748,083	619,812
2.125%, 2/15/54 TIPS		1,242,096	1,187,101
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS(t)		3,014,033	3,019,222
0.125%, 10/15/25 TIPS		306,078	306,335
0.625%, 1/15/26 TIPS		267,388	267,141
1.250%, 4/15/28 TIPS(t)		847,264	847,182
0.125%, 7/15/31 TIPS		1,422,300	1,304,623
0.125%, 1/15/32 TIPS		458,396	414,243
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	144,867
0.000%, 5/15/41 STRIPS		100,000	46,318
0.000%, 8/15/41 STRIPS		300,000	137,013

Total U.S. Treasury Obligations			45,716,933

Total Long-Term Debt Securities (125.6%)
(Cost $338,307,314)			321,922,397

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 10/1/25(p)	BRL	1,800,000	294,219

	Number of Shares		Value (Note 1)
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)		100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)		824,553	824,553

Total Investment Companies			924,553

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (3.5%)
U.S. Treasury Bills
3.72%, 4/8/25(p)		$4,600,000	4,596,205
4.17%, 5/15/25(p)(v)(w)		4,400,000	4,377,210

Total U.S. Treasury Obligations			8,973,415

Total Short-Term Investments (4.0%)
(Cost $10,187,316)			10,192,187

	Number of Contracts		Value (Note 1)
SWAPTIONS
PURCHASED:
Call Swaptions Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, August 2025 @3.65% v.1 Day SOFR 08/12/2025 at USD 3.65, European Style Notional Amount: USD 28,000,000 Counterparty: JPMorgan Chase Bank*		28,000,000	58,682
1 Year, August 2025 @3.70% v.1 Day SOFR 08/13/2025 at USD 3.70, European Style Notional Amount: USD 22,600,000 Counterparty: JPMorgan Chase Bank*		22,600,000	52,803
1 Year, July 2025 @3.36% v.1 Day SOFR 07/14/2025 at USD 3.36, European Style Notional Amount: USD 13,900,000 Counterparty: Bank of America*		13,900,000	11,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Contracts	Value (Note 1)
1 Year, July 2025 @3.45% v.1 Day SOFR 07/17/2025 at USD 3.45, European Style Notional Amount: USD 12,700,000 Counterparty: Morgan Stanley*	12,700,000	$13,642
1 Year, July 2025 @3.50% v.1 Day SOFR 07/21/2025 at USD 3.50, European Style Notional Amount: USD 14,400,000 Counterparty: Citibank NA*	14,400,000	17,774
1 Year, June 2025 @3.46% v.1 Day SOFR 06/16/2025 at USD 3.46, European Style Notional Amount: USD 4,300,000 Counterparty: Morgan Stanley*	4,300,000	2,755
1 Year, June 2025 @3.57% v.1 Day SOFR 06/20/2025 at USD 3.57, European Style Notional Amount: USD 7,700,000 Counterparty: Morgan Stanley*	7,700,000	7,150
1 Year, June 2025 @3.60% v.1 Day SOFR 06/26/2025 at USD 3.60, European Style Notional Amount: USD 8,500,000 Counterparty: Morgan Stanley*	8,500,000	9,344

Total Swaptions Purchased (0.0%)† (Cost $107,540)		173,702

Total Investments Before Securities Sold Short (129.6%) (Cost $348,602,170)		332,288,286

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-1.8%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/55 TBA	$(1,600,000)	(1,489,625)
5.000%, 5/25/55 TBA	(1,800,000)	(1,760,906)
6.000%, 5/25/55 TBA	(1,400,000)	(1,419,633)

Total Securities Sold Short (-1.8%) (Proceeds Received $4,660,250)		(4,670,164)

Total Investments after Securities Sold Short (127.8%) (Cost $343,941,920)		327,618,122
Other Assets Less Liabilities (-27.8%)		(71,317,253)

Net Assets (100%)		$256,300,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $68,474,724 or 26.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,428,651 or 2.1% of net assets.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,239,088.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $397,928.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $409,866.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $904,585. This was collateralized by cash of $924,553 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ACES — Alternative Credit Enhancement Securities

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDX — Credit Derivative Index

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

REPO_CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

ESTR — Euro Short-Term Rate

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Brazil	0.1
Canada	1.9
Cayman Islands	4.3
Chile	0.4
China	0.7
Colombia	0.2
Denmark	0.8
France	0.4
Germany	0.4
Ireland	1.7
Italy	0.8
Japan	3.3
Mexico	0.2
Netherlands	1.8
Peru	0.6
Philippines	0.2
Romania	0.2
South Africa	0.6
Spain	0.1
Supranational	0.7
Switzerland	0.6
United Arab Emirates	0.2
United Kingdom	2.2
United States	105.2
Cash and Other	(27.8)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	27	6/2025	CAD	2,329,349	35,075
Long Gilt	17	6/2025	GBP	2,013,489	(21,021)
U.S. Treasury 2 Year Note	5	6/2025	USD	1,035,859	6,673
U.S. Treasury 5 Year Note	228	6/2025	USD	24,659,625	359,516
U.S. Treasury 10 Year Note	239	6/2025	USD	26,581,281	342,467

					722,710

Short Contracts
Euro-Bund	(14)	6/2025	EUR	(1,950,254)	39,947
U.S. Treasury 10 Year Ultra Note	(25)	6/2025	USD	(2,853,125)	(33,629)
U.S. Treasury Long Bond	(5)	6/2025	USD	(586,406)	(14,265)

					(7,947)

					714,763

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	9,782,437	USD	1,701,147	Goldman Sachs Bank USA**	4/2/2025	13,131
EUR	6,519,699	USD	7,032,147	JPMorgan Chase Bank	4/2/2025	17,603
EUR	912,000	USD	984,847	Morgan Stanley	4/2/2025	1,299
GBP	1,523,000	USD	1,925,398	JPMorgan Chase Bank	4/2/2025	41,938
JPY	94,874,702	USD	628,684	JPMorgan Chase Bank	4/2/2025	3,856
USD	261,803	BRL	1,490,444	Citibank NA**	4/2/2025	617
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	6,663
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	267
USD	84,293	CAD	121,000	Goldman Sachs Bank USA	4/2/2025	210
USD	4,561,144	CAD	6,492,712	Morgan Stanley	4/2/2025	49,340
USD	114,035	GBP	88,000	HSBC Bank plc	4/2/2025	361
USD	1,256,557	JPY	186,300,000	Barclays Bank plc	4/2/2025	14,474
TRY	2,893,232	USD	75,229	Barclays Bank plc	4/9/2025	226
USD	1,281,809	ZAR	23,432,743	Morgan Stanley	4/16/2025	5,170
USD	267,799	TWD	8,787,284	Citibank NA**	4/25/2025	2,618
USD	35,414	TWD	1,145,835	HSBC Bank plc**	4/25/2025	835
USD	23,362	TWD	766,063	JPMorgan Chase Bank**	4/25/2025	244
USD	84,438	AUD	135,000	Morgan Stanley	5/2/2025	63
USD	4,696,970	CAD	6,680,781	Citibank NA	5/2/2025	47,665
USD	64,895	DKK	446,009	HSBC Bank plc	5/2/2025	133
USD	3,807,134	GBP	2,938,270	Barclays Bank plc	5/2/2025	11,879
USD	613,304	JPY	91,240,251	HSBC Bank plc	5/2/2025	2,945
TRY	2,782,637	USD	62,475	JPMorgan Chase Bank	5/6/2025	7,543
TRY	3,255,743	USD	73,253	JPMorgan Chase Bank	5/8/2025	8,472
BRL	6,689,511	USD	1,133,028	JPMorgan Chase Bank**	6/3/2025	24,103
USD	356,116	PEN	1,296,643	Goldman Sachs Bank USA**	6/18/2025	3,865
USD	62,780	TWD	2,042,044	Citibank NA**	7/16/2025	745
USD	26,129	TWD	851,570	HSBC Bank plc**	7/16/2025	259
USD	45,127	TWD	1,467,831	JPMorgan Chase Bank**	7/16/2025	536
USD	88,856	TWD	2,902,118	Citibank NA**	8/20/2025	455
USD	33,481	TWD	1,095,465	HSBC Bank plc**	8/20/2025	112
USD	69,253	TWD	2,268,468	JPMorgan Chase Bank**	8/20/2025	154

Total unrealized appreciation						267,781

CAD	6,690,532	USD	4,696,970	Citibank NA	4/2/2025	(47,699)
EUR	796,000	USD	865,418	HSBC Bank plc	4/2/2025	(4,704)
USD	83,965	AUD	135,000	Barclays Bank plc	4/2/2025	(390)
USD	1,133,028	BRL	6,605,553	JPMorgan Chase Bank**	4/2/2025	(24,531)
USD	54,827	CAD	79,000	Morgan Stanley	4/2/2025	(70)
USD	39,175	DKK	278,332	Citibank NA	4/2/2025	(1,165)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	23,903	DKK	171,199	Morgan Stanley	4/2/2025	(909)
USD	8,595,765	EUR	8,227,699	Bank of America	4/2/2025	(300,846)
USD	21,816	GBP	17,000	Bank of America	4/2/2025	(144)
USD	5,504,635	GBP	4,356,270	Citibank NA	4/2/2025	(122,577)
PEN	1,296,643	USD	356,714	Goldman Sachs Bank USA**	4/7/2025	(3,809)
USD	351,270	PEN	1,296,643	Citibank NA**	4/7/2025	(1,635)
TRY	1,417,422	USD	36,736	Barclays Bank plc	4/15/2025	(65)
TRY	4,429,447	USD	115,067	Barclays Bank plc	4/17/2025	(776)
TRY	11,521,615	USD	298,588	Barclays Bank plc	4/21/2025	(2,897)
TRY	3,077,413	USD	79,734	Barclays Bank plc	4/24/2025	(1,075)
USD	19,717	TRY	788,088	Barclays Bank plc	4/24/2025	(427)
USD	9,621	TRY	386,403	Goldman Sachs Bank USA	4/24/2025	(255)
USD	18,531	TRY	745,023	JPMorgan Chase Bank	4/24/2025	(512)
TWD	4,977,060	USD	151,636	Citibank NA**	4/25/2025	(1,439)
TWD	1,959,332	USD	59,610	HSBC Bank plc**	4/25/2025	(482)
TWD	3,760,935	USD	114,380	JPMorgan Chase Bank**	4/25/2025	(883)
TRY	7,511,674	USD	194,354	Barclays Bank plc	4/28/2025	(3,396)
USD	399,670	PEN	1,484,894	Goldman Sachs Bank USA**	4/28/2025	(4,222)
TRY	4,167,635	USD	107,886	Barclays Bank plc	4/29/2025	(2,083)
EUR	123,000	USD	133,410	Barclays Bank plc	5/2/2025	(195)
USD	7,043,583	EUR	6,519,699	JPMorgan Chase Bank	5/2/2025	(17,577)
USD	300,987	JPY	45,200,000	Barclays Bank plc	5/2/2025	(1,382)
USD	628,684	JPY	94,556,588	JPMorgan Chase Bank	5/2/2025	(3,860)
TRY	2,741,639	USD	70,634	Barclays Bank plc	5/5/2025	(1,565)
USD	139,079	PEN	518,083	Goldman Sachs Bank USA**	5/5/2025	(1,813)
TRY	2,039,903	USD	52,345	Barclays Bank plc	5/12/2025	(1,385)
USD	1,722	CNY	12,605	Bank of America**	5/12/2025	(21)
USD	1,673	CNY	12,253	Goldman Sachs Bank USA**	5/12/2025	(21)
USD	1,563	CNY	11,353	HSBC Bank plc**	5/12/2025	(7)
TRY	8,662,676	USD	222,074	Barclays Bank plc	5/13/2025	(5,930)
TRY	13,353,091	USD	339,549	Barclays Bank plc	5/21/2025	(9,594)
TRY	20,482,613	USD	518,176	Barclays Bank plc	5/27/2025	(15,757)
TRY	5,938,504	USD	150,662	Barclays Bank plc	6/11/2025	(7,465)
USD	18,640	TRY	778,966	Barclays Bank plc	6/11/2025	(143)
TRY	3,280,701	USD	82,953	Barclays Bank plc	6/16/2025	(4,279)
MXN	13,796,000	USD	671,750	JPMorgan Chase Bank	6/18/2025	(4,551)
USD	16,198	CNY	118,000	Barclays Bank plc**	6/18/2025	(159)
TRY	8,839,233	USD	219,094	Barclays Bank plc	6/25/2025	(9,229)
USD	20,360	TRY	863,060	Barclays Bank plc	6/25/2025	(131)
BRL	1,519,609	USD	261,803	Citibank NA**	7/2/2025	(715)
USD	471,680	PEN	1,756,371	Citibank NA**	8/14/2025	(4,861)
USD	294,740	BRL	1,800,000	Goldman Sachs Bank USA**	10/2/2025	(6,985)

Total unrealized depreciation						(624,616)

Net unrealized depreciation						(356,835)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Written Put Options Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
CDX North American Investment Grade 43-V1	Goldman Sachs Bank USA	400,000	USD (400,000)	USD 0.01	5/21/2025	(330)
CDX North American Investment Grade 43-V1	Goldman Sachs Bank USA	400,000	USD (400,000)	USD 0.01	6/18/2025	(512)
CDX North American Investment Grade 43-V1	Goldman Sachs Bank USA	900,000	USD (900,000)	USD 0.01	6/18/2025	(932)

						(1,774)

Total Written Options Contracts (Premiums Received ($2,489))						(1,774)

Written Call Swaption Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2025 @2.45% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.45	4/30/2025	(326)
10 Years, April 2025 @2.51% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.51	4/7/2025	(55)
10 Years, April 2025 @2.52% v.6 Month EURIBOR	Morgan Stanley	100,000	EUR	(100,000)	EUR	2.52	4/7/2025	(65)
10 Years, April 2025 @2.55% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.55	4/11/2025	(199)
10 Years, April 2025 @2.55% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.55	4/14/2025	(221)
10 Years, April 2025 @3.54% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	3.54	4/10/2025	(301)
10 Years, April 2025 @3.60% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.60	4/30/2025	(854)
10 Years, April 2025 @3.70% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.70	4/17/2025	(898)
10 Years, April 2025 @3.71% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.71	4/21/2025	(1,072)
10 Years, April 2025 @3.71% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.71	4/28/2025	(1,305)
10 Years, April 2025 @3.71% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	3.71	4/14/2025	(878)
10 Years, April 2025 @3.72% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.72	4/14/2025	(951)
10 Years, August 2025 @3.74% v.1 Day SOFR	JPMorgan Chase Bank	3,300,000	USD	(3,300,000)	USD	3.74	8/12/2025	(59,648)
10 Years, August 2025 @3.76% v.1 Day SOFR	JPMorgan Chase Bank	2,700,000	USD	(2,700,000)	USD	3.76	8/13/2025	(50,882)
10 Years, July 2025 @3.49% v.1 Day SOFR	Citibank NA	1,700,000	USD	(1,700,000)	USD	3.49	7/21/2025	(15,231)
10 Years, July 2025 @3.52% v.1 Day SOFR	Bank of America	1,700,000	USD	(1,700,000)	USD	3.52	7/14/2025	(15,551)
10 Years, July 2025 @3.52% v.1 Day SOFR	Morgan Stanley	1,500,000	USD	(1,500,000)	USD	3.52	7/17/2025	(14,040)
10 Years, June 2025 @3.49% v.1 Day SOFR	Morgan Stanley	500,000	USD	(500,000)	USD	3.49	6/16/2025	(3,266)
10 Years, June 2025 @3.58% v.1 Day SOFR	Morgan Stanley	900,000	USD	(900,000)	USD	3.58	6/20/2025	(8,035)
10 Years, June 2025 @3.67% v.1 Day SOFR	Morgan Stanley	1,000,000	USD	(1,000,000)	USD	3.67	6/26/2025	(12,021)
5 Years, April 2025 @2.35% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.35	4/25/2025	(590)

								(186,389)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Written Put Swaption Contracts as of March 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2025 @2.76% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.76	4/30/2025	(326)
10 Years, April 2025 @2.86% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.86	4/7/2025	(31)
10 Years, April 2025 @2.89% v.6 Month EURIBOR	Morgan Stanley	100,000	EUR	(100,000)	EUR	2.89	4/7/2025	(20)
10 Years, April 2025 @2.90% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.90	4/11/2025	(60)
10 Years, April 2025 @2.92% v.6 Month EURIBOR	Barclays Bank plc	100,000	EUR	(100,000)	EUR	2.92	4/14/2025	(59)
10 Years, April 2025 @3.95% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.95	4/30/2025	(854)
10 Years, April 2025 @3.99% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	3.99	4/10/2025	(431)
10 Years, April 2025 @4.05% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.05	4/17/2025	(280)
10 Years, April 2025 @4.06% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.06	4/21/2025	(300)
10 Years, April 2025 @4.06% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.06	4/28/2025	(417)
10 Years, April 2025 @4.06% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	4.06	4/14/2025	(201)
10 Years, April 2025 @4.07% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.07	4/14/2025	(179)
5 Years, April 2025 @2.65% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.65	4/25/2025	(176)

								(3,334)

Total Written Swaptions Contracts (Premiums Received ($124,992))								(189,723)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	1.09	USD	1,600,000	(26,087)	24,107	(1,980)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	1.09	USD	1,300,000	(20,310)	18,702	(1,608)
iTraxx Europe Crossover 42-V2	5.00	Quarterly	JPMorgan Chase Bank	12/20/2029	0.71	EUR	500,000	99,438	(2,102)	97,336

								53,041	40,707	93,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.49	US	D 200,000	1,958	1,186	3,144
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.55	USD	100,000	976	626	1,602
Verizon Communications, Inc.	—	Quarterly	12/20/2029	0.64	USD	300,000	5,060	(382)	4,678
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	2,800,000	56,763	(3,079)	53,684
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	200,000	3,747	88	3,835
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,044	(292)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,285	(533)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	500,000	9,854	(268)	9,586
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	500,000	9,931	(345)	9,586
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	5,963	(211)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,249	(497)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	5,907	(155)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,256	(504)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	5,663	89	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,358	(606)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	5,977	(225)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	100,000	1,996	(79)	1,917
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	500,000	9,779	(193)	9,586
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	600,000	11,716	(212)	11,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	400,000	7,833	(164)	7,669
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	700,000	14,134	(713)	13,421
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	200,000	4,080	(245)	3,835
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	100,000	2,079	(162)	1,917
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,244	(492)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	300,000	6,253	(501)	5,752
CDX North American Investment Grade 43- V1	1.00	Quarterly	12/20/2029	0.56	USD	500,000	9,959	(373)	9,586
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	700,000	12,078	233	12,311
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	700,000	14,062	(1,243)	12,819
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	300,000	5,895	(401)	5,494
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	300,000	5,798	(304)	5,494
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	700,000	12,742	77	12,819
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	700,000	12,656	163	12,819
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	1,500,000	26,457	500	26,957
CDX North American Investment Grade 44- V1	1.00	Quarterly	6/20/2030	0.62	USD	400,000	7,167	134	7,301

Total Centrally Cleared Credit default swap contracts outstanding							313,919	(9,083)	304,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	11,545	4,899	16,444
6 month BBR Semi- Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,778	2,951	9,729
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,977	3,945	7,922
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	2,007	2,944	4,951
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	2,990,000	249,044	3,833	252,877
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	316	674	990
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	361	361
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	207,312	69,820	277,132
1 day SOFR Annual	3.25 annually	Receive	6/18/2055	USD	200,000	19,092	—	19,092
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	4,490	4,490
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	337	337
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	4,489	4,489
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,085	5,865	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,013	5,937	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,834	9,116	13,950
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	1,709	1,709
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	332	332
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,487	8,463	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,195	13,730	20,925
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,798	14,127	20,925
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,132	7,818	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,914	16,986	27,900
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	2,468	2,468
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	8,115	8,115
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,885	7,065	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,339	8,611	13,950
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	39,468	65,158	104,626
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	154	2,627	2,781
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	5,208	5,208
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	484	5,774	6,258
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	12,111	12,111
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,412	14,488	27,900
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	2,411	2,411
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,826	4,149	6,975
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	231,539	(161,059)	70,480
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	556	556
1 day SOFR Annual	3.75 annually	Receive	11/15/2034	USD	400,000	—	630	630
1 day SOFR Annual	3.76 annually	Receive	12/17/2054	USD	300,000	—	4,004	4,004
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,504	74,474	90,978
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	114,890	(4,235)	110,655
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	442,529	81,192	523,721
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(1)	7,649	7,648
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	16,165	16,165
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,640,814	289,281	1,930,095

						3,072,372	629,668	3,702,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi- Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(928)	(14,315)	(15,243)
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	100,000	—	(503)	(503)
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	100,000	586	(780)	(194)
6 month EURIBOR Semi-Annual	2.46 annually	Pay	4/1/2035	EUR	100,000	—	(1,918)	(1,918)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(78,904)	15,247	(63,657)
6 month EURIBOR Semi-Annual	2.42 annually	Pay	3/7/2035	EUR	100,000	—	(2,245)	(2,245)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	3,530,000	(148,073)	1,483	(146,590)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	3,530,000	(151,153)	4,563	(146,590)
6 month EURIBOR Semi-Annual	2.52 annually	Pay	3/27/2035	EUR	100,000	—	(1,353)	(1,353)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(123,998)	(123,998)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	107	(1,795)	(1,688)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(33,692)	(39,451)	(73,143)
1 day SOFR At Termination	2.70 at termination	Pay	4/4/2025	USD	2,800,000	—	(65,693)	(65,693)
1 day SOFR At Termination	5.16 at termination	Receive	5/31/2025	USD	2,400,000	(17)	(7,522)	(7,539)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(24,072)	(17,602)	(41,674)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(7,085)	(5,823)	(12,908)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2033	CAD	500,000	(293)	(6,410)	(6,703)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2033	CAD	200,000	(39)	(2,642)	(2,681)
1 day SOFR Annual	4.10 annually	Receive	12/31/2031	USD	1,110,000	(20,269)	(5,852)	(26,121)
1 day SOFR Annual	3.88 annually	Receive	11/15/2034	USD	700,000	—	(6,186)	(6,186)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	334	(2,180)	(1,846)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(209)	(3,164)	(3,373)
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	(1,816)	(1,816)
1 day SOFR Annual	3.90 annually	Receive	3/11/2035	USD	200,000	—	(1,690)	(1,690)
1 day SOFR Annual	3.87 annually	Receive	3/5/2035	USD	200,000	—	(1,261)	(1,261)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	599,000	(16,011)	(1,639)	(17,650)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2034	CAD	800,000	62	(9,040)	(8,978)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	742	(4,434)	(3,692)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2034	CAD	700,000	216	(8,072)	(7,856)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(10)	(1,678)	(1,688)
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	(447)	(447)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	500,000	1,044	(9,524)	(8,480)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(2,231)	(2,231)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(2,231)	(2,231)
1 day REPO_CORRA	3.50 semi-annually	Receive
Semi-Annual			6/1/2032	CAD	250,000	(4,559)	(6,197)	(10,756)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	301,000	(8,137)	(732)	(8,869)
1 day REPO_CORRA	2.85 semi-annually	Receive
Semi-Annual			6/1/2033	CAD	500,000	(3)	(5,167)	(5,170)
1 day SOFR Annual	4.10 annually	Receive	12/31/2031	USD	300,000	(6,228)	(832)	(7,060)
1 day REPO_CORRA	3.50 semi-annually	Receive
Semi-Annual			6/1/2032	CAD	450,000	(7,930)	(11,431)	(19,361)
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	—	(1,793)	(1,793)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(17,201)	(17,201)

						(504,521)	(375,555)	(880,076)

Total Centrally Cleared Interest rate swap contracts outstanding						2,567,851	254,113	2,821,964

(1)	Value of floating rate index at March 31, 2025 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.01%
1 day ESTR EUR	2.42%
1 day REPO_CORRA CAD	1.13%
1 day SOFR USD	4.41%
1 day SONIA GBP	4.46%
6 month BBR AUD	4.30%
6 month EURIBOR EUR	2.34%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$33,136,837	$—	$33,136,837
Centrally Cleared Credit Default Swaps	—	3,096	—	3,096
Centrally Cleared Interest Rate Swaps	—	816,255	—	816,255
Collateralized Mortgage Obligations	—	6,215,861	—	6,215,861
Commercial Mortgage-Backed Securities	—	16,165,981	—	16,165,981
Corporate Bonds
Communication Services	—	960,347	—	960,347
Consumer Discretionary	—	4,774,420	—	4,774,420
Consumer Staples	—	1,387,319	—	1,387,319
Energy	—	867,836	—	867,836
Financials	—	35,713,134	—	35,713,134
Industrials	—	1,198,982	—	1,198,982
Information Technology	—	2,585,152	—	2,585,152
Materials	—	1,008,529	—	1,008,529
Real Estate	—	11,022,959	—	11,022,959
Utilities	—	16,313,492	—	16,313,492
Foreign Government Securities	—	11,966,492	—	11,966,492
Forward Currency Contracts	—	267,781	—	267,781
Futures	783,678	—	—	783,678
Mortgage-Backed Securities	—	128,478,631	—	128,478,631
Municipal Bonds	—	2,652,163	—	2,652,163
OTC Credit Default Swaps	—	42,809	—	42,809
Short-Term Investments
Foreign Government Treasury Bill	—	294,219	—	294,219
Investment Companies	924,553	—	—	924,553
U.S. Treasury Obligations	—	8,973,415	—	8,973,415
Supranational	—	1,757,329	—	1,757,329
Swaptions Purchased
Put Options	—	173,702	—	173,702
Swaptions Written	—	9,144	—	9,144
U.S. Treasury Obligations	—	45,716,933	—	45,716,933

Total Assets	$1,708,231	$332,502,818	$—	$334,211,049

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(12,179)	$—	$(12,179)
Centrally Cleared Interest Rate Swaps	—	(562,142)	—	(562,142)
Forward Currency Contracts	—	(624,616)	—	(624,616)
Futures	(68,915)	—	—	(68,915)
Mortgage-Backed Securities	—	(4,670,164)	—	(4,670,164)
Options Written
Put Options Written	—	(1,774)	—	(1,774)
OTC Credit Default Swaps	—	(2,102)	—	(2,102)
Swaptions Written	—	(73,875)	—	(73,875)

Total Liabilities	$(68,915)	$(5,946,852)	$—	$(6,015,767)

Total	$1,639,316	$326,555,966	$—	$328,195,282

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,140,610
Aggregate gross unrealized depreciation	(27,594,673)

Net unrealized depreciation	$(23,454,063)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$354,459,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (24.2%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2
5.490%, 10/23/34(l)§	$1,800,000	$1,794,323
Allegro CLO XI Ltd.,
Series 2019-2A A1AR
5.543%, 1/19/33(l)§	3,200,000	3,197,322
Ally Auto Receivables Trust,
Series 2023-1 A2
5.760%, 11/15/26	110,762	110,817
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR
5.343%, 10/20/34(l)§	1,200,000	1,192,800
Apidos CLO XXXV,
Series 2021-35A A
5.605%, 4/20/34(l)§	500,000	500,061
Ares LIX CLO Ltd.,
Series 2021-59A A
5.592%, 4/25/34(l)§	3,200,000	3,199,222
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
5.450%, 10/28/34(l)§	3,200,000	3,196,262
ARI Fleet Lease Trust,
Series 2024-B A2
5.540%, 4/15/33§	1,381,918	1,391,030
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR
5.377%, 10/20/34(l)§	350,000	348,644
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
5.323%, 10/21/34(l)§	500,000	496,316
Series 2020-2A ARR
5.533%, 7/19/34(l)§	3,200,000	3,195,635
Bank of America Auto Trust,
Series 2023-2A A2
5.850%, 8/17/26§	1,608,831	1,611,095
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR
5.513%, 7/20/32(l)§	2,115,079	2,114,766
CarMax Auto Owner Trust,
Series 2022-2 A3
3.490%, 2/16/27	1,171,277	1,166,721
Series 2023-3 A2A
5.720%, 11/16/26	147,894	148,098
Series 2023-4 A2B
5.149%, 12/15/26(l)	1,265,297	1,266,167
Series 2024-1 A2A
5.300%, 3/15/27	427,666	428,597
Series 2024-2 A2A
5.650%, 5/17/27	1,259,428	1,264,135
CarVal CLO I Ltd.,
Series 2018-1A AR
5.538%, 7/16/31(l)§	3,157,765	3,155,055
CarVal CLO III Ltd.,
Series 2019-2A AR2
5.022%, 7/20/32(l)§	2,400,000	2,391,600
Carvana Auto Receivables Trust,
Series 2023-P4 A2
6.230%, 1/11/27§	209,833	209,919
Series 2023-P5 A2
5.770%, 4/12/27§	231,093	231,432
Series 2024-P1 A2
5.500%, 8/10/27§	608,408	609,573
Series 2024-P4 A2
4.620%, 2/10/28	1,600,000	1,599,404
Chase Auto Owner Trust,
Series 2023-AA A2
5.900%, 3/25/27§	1,110,000	1,112,653
Series 2024-1A A2
5.480%, 4/26/27§	770,020	771,850
Chesapeake Funding II LLC,
Series 2024-1A A2
5.119%, 5/15/36(l)§	1,494,335	1,495,255
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6
5.205%, 5/14/29(l)	4,000,000	4,033,263
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.595%, 1/25/37(l)	28,306	19,943
Citizens Auto Receivables Trust,
Series 2023-1 A3
5.840%, 1/18/28§	1,337,772	1,348,794
Series 2023-2 A2A
6.090%, 10/15/26§	326,089	326,644
Series 2024-2 A2B
4.889%, 11/16/26(l)§	1,186,530	1,186,831
CNH Equipment Trust,
Series 2023-B A2
5.900%, 2/16/27	1,088,745	1,091,703
CQS US CLO Ltd.,
Series 2021-1A AR
5.493%, 1/20/35(l)§	1,000,000	994,816
Dell Equipment Finance Trust,
Series 2023-3 A2
6.100%, 4/23/29§	578,607	579,418
Dllad LLC,
Series 2024-1A A2
5.500%, 8/20/27§	1,696,392	1,707,214
Elevation CLO Ltd.,
Series 2018-3A A1R2
5.600%, 1/25/35(l)§	3,000,000	2,997,033
Enterprise Fleet Financing LLC,
Series 2022-1 A2
3.030%, 1/20/28§	149,609	149,328
Series 2024-3 A2
5.310%, 4/20/27§	500,000	502,855
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	4,794,914	4,696,978
Ford Credit Auto Lease Trust,
Series 2025-A A2B
4.759%, 8/15/27(l)	3,000,000	3,004,505
Ford Credit Auto Owner Trust,
Series 2024-B A2A
5.400%, 4/15/27	6,363,632	6,386,693
Series 2024-C A2A
4.320%, 8/15/27	6,000,000	5,992,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
GM Financial Automobile Leasing Trust,
Series 2024-3 A2A
4.290%, 1/20/27	$3,500,000	$3,498,539
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4
4.880%, 8/16/28	1,000,000	1,004,807
Series 2023-4 A2B
4.879%, 11/16/26(l)	517,847	518,109
Series 2024-4 A2A
4.530%, 10/18/27	3,000,000	3,002,503
GMF Floorplan Owner Revolving Trust,
Series 2023-1 A1
5.340%, 6/15/28§	4,000,000	4,042,645
Golub Capital Partners Static Ltd.,
Series 2024-1A A1
5.523%, 4/20/33(l)§	2,166,558	2,165,639
GSAA Home Equity Trust,
Series 2007-6 A4
5.035%, 5/25/47(l)	68,439	44,143
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	1,000,000	995,701
Series 2023-1A A
5.490%, 6/25/27§	2,900,000	2,918,209
Hyundai Auto Lease Securitization Trust,
Series 2023-C A2B
4.949%, 3/16/26(l)§	861,701	861,930
Series 2025-A A2B
4.749%, 6/15/27(l)§	4,100,000	4,099,985
Hyundai Auto Receivables Trust,
Series 2024-C A2B
4.749%, 9/15/27(l)	3,000,000	3,000,935
Jamestown CLO XVI Ltd.,
Series 2021-16A AR
5.420%, 7/25/34(l)§	1,400,000	1,394,089
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.570%, 7/25/35(l)§	3,200,000	3,201,600
KKR CLO 41 Ltd.,
Series 2022-41A A1
5.632%, 4/15/35(l)§	1,800,000	1,800,007
LAD Auto Receivables Trust,
Series 2023-2A A2
5.930%, 6/15/27§	204,613	204,912
LCM 31 Ltd.,
Series 31A AR
5.573%, 7/20/34(l)§	1,600,000	1,598,339
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B
4.849%, 5/15/28(l)§	1,500,000	1,499,307
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.324%, 10/15/34(l)§	700,000	696,720
Madison Park Funding XXI Ltd.,
Series 2016-21A AARR
5.644%, 10/15/32(l)§	394,015	394,105
Massachusetts Educational Financing Authority,
Series 2008-1 A1
5.768%, 4/25/38(l)	29,411	29,027
Master Credit Card Trust II,
Series 2024-1A A
5.097%, 1/21/28(l)§	5,000,000	5,014,126
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A
4.570%, 12/15/26	3,474,872	3,476,090
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	714,411	671,580
Series 2020-GA A
1.170%, 9/16/69§	586,727	538,679
Series 2020-IA A1B
5.434%, 4/15/69(l)§	2,203,237	2,196,219
Series 2021-FA A
1.110%, 2/18/70§	6,591,618	5,795,651
Navient Student Loan Trust,
Series 2017-5A A
5.254%, 7/26/66(l)§	1,657,161	1,641,625
Series 2023-BA A1B
6.049%, 3/15/72(l)§	940,335	944,931
Nelnet Student Loan Trust,
Series 2005-3 A5
4.744%, 12/24/35(l)	780,923	771,301
Series 2013-5A A
5.084%, 1/25/37(l)§	490,667	486,795
Series 2016-1A A
5.254%, 9/25/65(l)§	2,115,686	2,113,145
Series 2019-2A A
5.354%, 6/27/67(l)§	470,598	472,016
Nissan Auto Receivables Owner Trust,
Series 2023-B A2B
4.909%, 5/15/26(l)	489,355	489,511
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR
5.489%, 6/15/31(l)§	3,099,633	3,099,001
PHEAA Student Loan Trust,
Series 2016-2A A
5.404%, 11/25/65(l)§	820,022	812,372
Porsche Innovative Lease Owner Trust,
Series 2024-2A A2A
4.470%, 12/21/26§	1,922,321	1,922,972
PRET LLC,
Series 2021-NPL3 A1
4.868%, 7/25/51(e)§	4,024,431	4,005,354
Rad CLO 4 Ltd.,
Series 2019-4A AR
5.530%, 4/25/32(l)§	1,962,812	1,963,395
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.502%, 1/15/33(l)§	4,000,000	3,996,336
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,468,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SBNA Auto Lease Trust,
Series 2023-A A2
6.270%, 4/20/26§	$579,045	$579,352
Series 2024-C A2
4.940%, 11/20/26§	2,866,999	2,870,442
Sculptor CLO XXVII Ltd.,
Series 27A A1R
5.362%, 7/20/34(l)§	2,300,000	2,286,409
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	600,000	604,515
Silver Rock CLO II Ltd.,
Series 2021-2A AR
5.348%, 1/20/35(l)§	1,100,000	1,094,733
SLM Student Loan Trust,
Series 2010-1 A
4.868%, 3/25/25(h)(l)	1,026,637	990,415
Series 2012-3 A
5.104%, 12/27/38(l)	2,933,837	2,908,517
SMB Private Education Loan Trust,
Series 2020-PTA A2A
1.600%, 9/15/54§	727,583	680,389
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR
5.473%, 4/18/33(l)§	800,000	797,549
Synchrony Card Issuance Trust,
Series 2025-A1 A
4.780%, 2/18/31	1,500,000	1,515,874
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§	1,500,000	1,503,495
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,571,310
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B
4.739%, 8/16/27(l)	2,497,311	2,497,923
Toyota Lease Owner Trust,
Series 2025-A A2B
4.754%, 7/20/27(l)§	8,000,000	7,999,967
Trinitas CLO XX Ltd.,
Series 2022-20A A1R
5.359%, 7/20/35(l)§	1,200,000	1,194,479
TSTAT Ltd.,
Series 2022-1A A1RR
5.443%, 7/20/37(l)§	1,135,760	1,135,892
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	181,201	184,056
Series 2008-20H 1
6.020%, 8/1/28	152,865	156,458
Verdelite Static CLO Ltd.,
Series 2024-1A A
5.423%, 7/20/32(l)§	1,874,612	1,873,381
Verizon Master Trust,
Series 2024-6 A1B
5.014%, 8/20/30(l)	4,000,000	4,014,350
Volkswagen Auto Lease Trust,
Series 2023-A A2B
4.914%, 1/20/26(l)	64,910	64,920
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A
5.720%, 3/22/27	319,659	320,588
Voya CLO Ltd.,
Series 2019-2A AR
5.493%, 7/20/32(l)§	3,662,968	3,658,496
Wind River CLO Ltd.,
Series 2016-1KRA A1R3
5.624%, 10/15/34(l)§	300,000	298,499
World Omni Auto Receivables Trust,
Series 2024-C A2A
4.780%, 1/18/28	671,525	672,144
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B
4.779%, 2/16/27(l)	1,365,817	1,366,572

Total Asset-Backed Securities		198,909,237

Collateralized Mortgage Obligations (17.1%)
Alternative Loan Trust,
Series 2005-61 2A1
4.995%, 12/25/35(l)	4,806	4,329
Series 2005-62 2A1
5.635%, 12/25/35(l)	18,313	15,601
Series 2006-OA22 A1
4.755%, 2/25/47(l)	86,450	84,044
Series 2007-OA7 A1A
4.795%, 5/25/47(l)	20,878	19,093
American Home Mortgage Assets Trust,
Series 2006-1 2A1
4.625%, 5/25/46(l)	1,093,211	939,359
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	465,577	416,557
BCAP LLC Trust,
Series 2006-AA2 A1
4.775%, 1/25/37(l)	119,141	109,281
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.043%, 9/25/35(l)	271,988	157,040
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.250%, 2/25/33(l)	566	452
Series 2003-3 3A2
6.715%, 5/25/33(l)	5,580	5,287
Series 2003-8 2A1
5.954%, 1/25/34(l)	481	461
Series 2003-8 4A1
6.948%, 1/25/34(l)	2,043	2,045
Series 2004-10 15A1
7.584%, 1/25/35(l)	6,705	6,634
Series 2004-10 21A1
5.636%, 1/25/35(l)	138,629	132,317
Series 2007-3 1A1
4.321%, 5/25/47(l)	508,259	457,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	$53,450	$24,865
Series 2005-3 1A2
5.015%, 4/25/35(l)	32,347	30,703
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
7.410%, 5/25/35(l)	597	593
Series 2005-11 A2A
7.230%, 10/25/35(l)	22,031	22,782
Series 2005-12 2A1
5.235%, 8/25/35(l)§	32,509	31,504
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
6.080%, 9/25/35(l)	1,393	1,388
Series 2005-6 A2
6.838%, 9/25/35(l)	3,685	3,612
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
5.083%, 3/25/32(l)§	180	172
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.535%, 10/25/36(l)	354	292
FHLMC,
Series 2142 Z
6.500%, 4/15/29	588	591
Series 2411 FJ
4.813%, 12/15/29(l)	179	178
Series 3222 FN
4.863%, 9/15/36(l)	6,207	6,150
Series 3241 FM
4.843%, 11/15/36(l)	3,295	3,271
Series 3245 NF
4.943%, 11/15/36(l)	105,042	104,284
Series 330 F4
4.793%, 10/15/37 STRIPS(l)	1,270,418	1,251,529
Series 343 F4
4.793%, 10/15/37 STRIPS(l)	379,312	373,094
Series 3807 FM
4.963%, 2/15/41(l)	128,712	127,793
Series 3850 FC
4.883%, 4/15/41(l)	110,887	110,167
Series 3898 TF
4.963%, 7/15/39(l)	9,631	9,562
Series 3927 FH
4.913%, 9/15/41(l)	123,136	121,580
Series 413 F25
5.490%, 5/25/54(l)	4,918,075	4,939,685
Series 4283 JF
4.863%, 12/15/43(l)	1,057,195	1,043,331
Series 4367 GF
4.793%, 3/15/37(l)	927,266	912,964
Series 4615 AF
4.793%, 10/15/38(l)	317,698	313,204
Series 4678 AF
4.843%, 12/15/42(l)	1,459,506	1,444,688
Series 4774 BF
4.763%, 2/15/48(l)	1,515,431	1,470,370
Series 4779 WF
4.793%, 7/15/44(l)	1,443,487	1,417,459
Series 4875 F
4.913%, 4/15/49(l)	923,056	901,491
Series 4906 WF
4.843%, 12/15/38(l)	685,933	676,668
Series 4913 FC
4.863%, 6/15/44(l)	1,124,037	1,109,925
Series 4948 E
2.500%, 10/25/48	369,466	334,760
Series 5115 EM
1.000%, 9/15/44	4,579,020	3,982,278
Series 5484 FA
5.540%, 12/25/54(l)	2,049,359	2,061,509
Series 5493 FK
5.490%, 1/25/55(l)	2,619,057	2,630,283
Series 5513 MF
5.280%, 11/25/54(l)	16,664,857	16,670,057
Series 5517 VF
5.290%, 3/25/55(l)	5,747,662	5,759,501
Series 5528 FA
5.170%, 4/25/55(l)	6,100,000	6,081,213
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	1,750	1,804
Series T-62 1A1
5.835%, 10/25/44(l)	86,957	79,367
Series T-63 1A1
5.835%, 2/25/45(l)	113,620	109,391
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.142%, 6/25/34(l)	11,814	11,714
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.739%, 8/25/35(l)	19,550	14,089
FNMA,
Series 2003-W8 3F2
4.804%, 5/25/42(l)	5,689	5,663
Series 2005-38 F
4.754%, 5/25/35(l)	8,725	8,656
Series 2006-118 A2
4.526%, 12/25/36(l)	36,829	36,131
Series 2006-5 3A2
6.803%, 5/25/35(l)	13,186	13,520
Series 2007-109 GF
5.134%, 12/25/37(l)	278,837	278,289
Series 2007-84 FN
4.954%, 8/25/37(l)	104,942	104,496
Series 2010-74 AF
4.994%, 7/25/37(l)	84,156	83,910
Series 2014-42 FA
4.843%, 7/25/44(l)	345,148	337,980
Series 2014-86 PA
2.000%, 12/25/44	160,429	140,934
Series 2015-64 KF
4.793%, 9/25/45(l)	1,116,764	1,095,242
Series 2016-11 AF
4.943%, 3/25/46(l)	1,116,026	1,106,739
Series 2016-84 DF
4.863%, 11/25/46(l)	315,846	308,640
Series 2016-97 CF
4.863%, 12/25/56(l)	767,915	750,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-108 AF
4.754%, 1/25/48(l)	$700,706	$689,012
Series 2019-41 FD
4.954%, 8/25/59(l)	687,290	677,994
Series 2019-53 FA
4.843%, 9/25/49(l)	1,308,516	1,272,762
Series 2019-60 WF
4.843%, 10/25/59(l)	645,877	639,374
Series 2019-9 FA
4.843%, 3/25/49(l)	234,198	231,647
Series 2020-22 FA
4.854%, 4/25/50(l)	2,958,199	2,869,441
Series 2024-103 FC
5.490%, 1/25/55(l)	3,994,901	4,012,473
Series 2024-38 FA
5.129%, 1/25/51(l)	3,227,134	3,225,920
Series 2024-90 FB
5.590%, 11/25/53(l)	2,874,145	2,896,204
Series 2024-95 KF
5.440%, 12/25/54(l)	1,531,388	1,534,561
Series 2025-12 FG
5.290%, 3/25/55(l)	792,054	793,539
Series 2025-18 FM
5.240%, 9/25/54(l)	8,129,273	8,125,756
Series 2025-4 FB
5.540%, 12/25/53(l)	1,066,497	1,072,844
Series 2025-6 FA
5.590%, 2/25/55(l)	971,351	978,610
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,068,557	914,697
GNMA,
Series 2012-H08 FC
4.993%, 4/20/62(l)	252,854	252,818
Series 2012-H12 FA
4.973%, 4/20/62(l)	295,314	295,179
Series 2012-H12 FB
5.473%, 2/20/62(l)	322,689	326,736
Series 2013-H13 FT
4.640%, 5/20/63(l)	73,737	73,251
Series 2015-H04 FA
5.073%, 12/20/64(l)	585,996	584,824
Series 2015-H32 FA
5.173%, 12/20/65(l)	1,344,506	1,343,279
Series 2016-H14 FA
5.223%, 6/20/66(l)	821,688	821,544
Series 2016-H17 FK
5.273%, 7/20/66(l)	233,652	233,779
Series 2016-H20 PT
7.965%, 9/20/66(l)	1,132,596	1,159,903
Series 2017-H07 FG
4.883%, 2/20/67(l)	1,457,239	1,454,721
Series 2017-H08 FM
5.174%, 3/20/67(l)	4,182,321	4,192,401
Series 2018-H18 FC
4.773%, 8/20/65(l)	362,844	361,595
Series 2019-54 KF
4.857%, 5/20/44(l)	1,064,406	1,041,256
Series 2019-90 F
4.884%, 7/20/49(l)	1,179,059	1,148,141
Series 2020-17 EU
2.500%, 10/20/49	194,209	171,485
Series 2020-63 PF
4.834%, 4/20/50(l)	4,346,108	4,196,402
Series 2021-122 FA
3.000%, 7/20/51(l)	10,120,281	8,712,948
Series 2021-H09 FG
5.844%, 6/20/71(l)	1,269,574	1,294,480
Series 2023-H26 DF
4.644%, 9/20/73(l)	4,044,302	4,011,956
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.975%, 11/25/45(l)	5,646	5,270
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	3,575,638	3,336,255
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	1,885,492	1,745,192
GSR Mortgage Loan Trust,
Series 2005-AR6
2A1 5.328%, 9/25/35(l)	5,952	5,700
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
4.871%, 5/19/35(l)	4,060	3,888
Series 2006-1 2A1A
4.911%, 3/19/36(l)	33,077	30,205
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.720%, 12/25/34(l)	16,795	15,744
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11
5.000%, 2/25/52(l)§	728,147	675,091
Series 2024-9 A11
5.690%, 2/25/55(l)§	1,716,832	1,721,459
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
6.370%, 11/21/34(l)	6,132	5,819
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	113,173	115,606
Mellon Residential Funding Corp. Mortgage Pass- Through Certificates,
Series 2001-TBC1 A1
5.134%, 11/15/31(l)	2,249	2,167
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
4.935%, 11/25/35(l)	7,672	7,299
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	483,938	464,839
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
4.874%, 12/15/30(l)	755	730
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	688,665	654,435
OBX Trust,
Series 2024-NQM5 A1
5.988%, 1/25/64(e)§	1,043,119	1,052,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
RALI Trust,
Series 2005-QO1 A1
4.735%, 8/25/35(l)	$7,126	$5,125
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.775%, 6/25/35(l)§	5,279	5,058
Sequoia Mortgage Trust,
Series 10 2A1
5.194%, 10/20/27(l)	171	168
Series 2003-4 2A1
5.134%, 7/20/33(l)	139,466	138,143
Series 2005-2 A2
5.224%, 3/20/35(l)	82,311	76,255
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	229,021	217,856
Series 2021-2 A1
0.943%, 5/25/65(l)§	2,015,002	1,874,274
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.527%, 2/25/34(l)	5,737	5,525
Series 2004-19 2A1
6.035%, 1/25/35(l)	6,453	5,897
Series 2005-17 3A1
4.811%, 8/25/35(l)	18,101	15,656
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.091%, 10/19/34(l)	6,177	5,884
Series 2005-AR5 A1
4.931%, 7/19/35(l)	16,627	15,815
Series 2005-AR5 A2
4.931%, 7/19/35(l)	7,613	7,523
Series 2006-AR4 2A1
4.815%, 6/25/36(l)	3,153	3,101
Series 2006-AR5 1A1
4.855%, 5/25/36(l)	258,170	183,603
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	658,064	642,063
Series 2019-HY2 A1
5.435%, 5/25/58(l)§	341,190	349,497
Series 2019-HY3 A1A
5.435%, 10/25/59(l)§	367,653	371,990
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,392,467	1,327,860
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	375,081	361,699
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§	273,355	273,196
Series 2023-5 A1
6.476%, 6/25/68(e)§	612,545	616,952
Series 2024-1 A1
5.712%, 1/25/69(e)§	1,246,116	1,247,362
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
5.835%, 11/25/42(l)	757	721
Series 2002-AR2 A
4.194%, 2/27/34(l)	401	386
Series 2003-AR1 A5
5.760%, 3/25/33(l)	66,454	65,415
Series 2004-AR1 A
6.211%, 3/25/34(l)	97,588	97,843
Series 2005-AR13 A1A1
5.015%, 10/25/45(l)	16,618	16,498
Series 2005-AR15 A1A1
4.955%, 11/25/45(l)	7,022	6,722
Series 2006-AR15 2A
6.135%, 11/25/46(l)	8,641	7,595
Series 2006-AR3 A1A
5.635%, 2/25/46(l)	11,122	10,077
Series 2006-AR7 3A
5.683%, 7/25/46(l)	40,666	36,401

Total Collateralized Mortgage Obligations		140,255,987

Commercial Mortgage-Backed Securities (2.5%)
BCP Trust,
Series 2021-330N A
5.233%, 6/15/38(l)§	4,500,000	4,173,356
Beast Mortgage Trust,
Series 2021-1818 A
5.484%, 3/15/36(l)§	2,500,000	2,261,298
BWAY Mortgage Trust,
Series 2021-1450 A
5.684%, 9/15/36(l)§	2,500,000	2,387,641
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	1,285,139	1,268,524
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	491,111	486,982
CSMC Trust,
Series 2017-CHOP A
5.194%, 7/15/32(l)§	1,904,684	1,892,211
Extended Stay America Trust,
Series 2021-ESH A
5.513%, 7/15/38(l)§	6,063,053	6,057,372
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.817%, 12/15/31(l)§	285,859	263,720
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	1,427,831	1,408,310

Total Commercial Mortgage- Backed Securities		20,199,414

Corporate Bonds (43.2%)
Communication Services (1.6%)
Media (0.1%)
Cox Communications, Inc.
3.350%, 9/15/26§	1,300,000	1,276,279

Wireless Telecommunication Services (1.5%)
Rogers Communications, Inc.
3.625%, 12/15/25	3,763,000	3,742,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile USA, Inc.
3.500%, 4/15/25	$8,300,000	$8,294,679

		12,037,608

Total Communication Services		13,313,887

Consumer Discretionary (5.0%)
Automobiles (4.7%)
BMW US Capital LLC
(SOFR + 0.78%), 5.125%, 3/19/27(k)§	2,100,000	2,096,516
(United States SOFR Compounded Index + 0.92%), 5.265%, 3/21/28(k)§	800,000	798,446
General Motors Co.
4.000%, 4/1/25	2,000,000	2,000,000
6.125%, 10/1/25	1,810,000	1,819,037
Harley-Davidson, Inc.
3.500%, 7/28/25	5,407,000	5,385,653
Hyundai Capital America
(SOFR + 1.15%), 5.539%, 8/4/25(k)§	1,200,000	1,202,758
1.800%, 10/15/25§	3,000,000	2,951,078
(SOFR + 1.32%), 5.710%, 11/3/25(k)§	1,978,000	1,986,426
(SOFR + 1.50%), 5.903%, 1/8/27(k)(m)	2,000,000	2,023,720
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 5.022%, 1/9/26(k)§	5,100,000	5,104,284
Nissan Motor Acceptance Co. LLC
2.000%, 3/9/26(x)§	1,100,000	1,062,028
1.850%, 9/16/26(m)	1,000,000	945,000
1.850%, 9/16/26§	4,000,000	3,780,000
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 5.280%, 9/12/25(k)§	7,000,000	7,013,175

		38,168,121

Hotels, Restaurants & Leisure (0.3%)
Expedia Group, Inc.
5.000%, 2/15/26	2,401,000	2,358,982

Total Consumer Discretionary		40,527,103

Consumer Staples (0.7%)
Food Products (0.7%)
Conagra Brands, Inc.
4.600%, 11/1/25	5,500,000	5,493,987

Total Consumer Staples		5,493,987

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Enbridge Energy Partners LP
5.875%, 10/15/25	1,500,000	1,505,583
Energy Transfer LP
2.900%, 5/15/25	5,595,000	5,582,586
MPLX LP
1.750%, 3/1/26	3,000,000	2,921,388
ONEOK, Inc.
2.200%, 9/15/25	300,000	296,492
5.850%, 1/15/26	1,100,000	1,107,870
4.250%, 9/24/27	1,200,000	1,189,115

Total Energy		12,603,034

Financials (20.7%)
Banks (8.9%)
ABN AMRO Bank NV
(United States SOFR Compounded Index + 1.78%), 6.147%, 9/18/27(k)§	1,000,000	1,015,949
(United States SOFR Compounded Index + 1.00%), 5.375%, 12/3/28(k)§	500,000	499,849
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	500,000	499,965
(SOFR + 1.33%), 5.736%, 4/2/26(k)	1,500,000	1,512,430
(SOFR + 1.01%), 1.197%, 10/24/26(k)	3,915,000	3,837,985
(SOFR + 1.29%), 5.080%, 1/20/27(k)	645,000	647,136
(SOFR + 1.35%), 5.767%, 9/15/27(k)	400,000	404,548
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 5.251%, 9/10/27(k)	1,400,000	1,403,663
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 4.920%, 3/2/26(k)	300,000	299,686
Barclays plc
4.375%, 1/12/26	1,700,000	1,697,256
(SOFR + 2.71%), 2.852%, 5/7/26(k)	1,100,000	1,097,893
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26(k)§	400,000	398,010
(SOFR + 1.00%), 1.323%, 1/13/27(k)§	1,000,000	973,636
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 5.120%, 1/13/28(k)	400,000	399,724
Citibank NA
(SOFR + 0.81%), 5.165%, 9/29/25(k)	3,090,000	3,096,835
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26(k)	8,100,000	8,095,874
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,000,000	971,063
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 4.976%, 8/28/26(k)	7,000,000	7,025,678
Credit Agricole SA
(SOFR + 1.29%), 5.694%, 7/5/26(k)§	400,000	403,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.87%), 5.240%, 3/11/27(k)§	$905,000	$909,130
HSBC Holdings plc
(SOFR + 1.93%), 2.099%, 6/4/26(k)	700,000	696,602
(CME Term SOFR 3 Month + 1.64%), 5.940%, 9/12/26(k)	1,400,000	1,401,886
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,300,000	1,319,232
(SOFR + 1.57%), 5.903%, 8/14/27(k)(x)	900,000	911,674
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.400%, 7/1/26(k)§	1,000,000	991,289
JPMorgan Chase & Co.
(SOFR + 1.32%), 5.713%, 4/26/26(k)	500,000	500,315
(SOFR + 1.20%), 5.575%, 1/23/28(k)	5,000,000	5,049,034
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 5.387%, 11/26/28(k)	1,600,000	1,599,054
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.541%, 4/17/26(k)	1,000,000	1,000,383
(SOFR + 1.44%), 5.788%, 4/17/26(k)	2,035,000	2,057,458
Morgan Stanley Bank NA
(SOFR + 0.69%), 5.064%, 10/15/27(k)	5,000,000	5,001,000
NatWest Markets plc
(SOFR + 0.76%), 5.120%, 9/29/26(k)(m)	500,000	500,900
PNC Bank NA
(SOFR + 0.50%), 4.879%, 1/15/27(k)	3,500,000	3,490,902
Standard Chartered plc
4.050%, 4/12/26(m)	1,500,000	1,490,355
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 5.780%, 1/13/26(k)	3,805,000	3,825,340
Wells Fargo & Co.
(SOFR + 1.32%), 3.908%, 4/25/26(k)	900,000	898,001
(SOFR + 1.32%), 5.713%, 4/25/26(k)	5,700,000	5,704,785
(SOFR + 2.00%), 2.188%, 4/30/26(k)	1,791,000	1,786,140

		73,414,112

Capital Markets (2.2%)
Deutsche Bank AG
4.100%, 1/13/26	500,000	497,924
(SOFR + 3.19%), 6.119%, 7/14/26(k)	500,000	501,704
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 5.755%, 5/15/26(k)	6,685,000	6,684,547
(SOFR + 0.79%), 5.161%, 12/9/26(k)	1,800,000	1,802,608
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	968,655
(CME Term SOFR 3 Month + 2.01%), 6.311%, 10/28/27(k)	1,000,000	1,012,302
Morgan Stanley
(SOFR + 1.99%), 2.188%, 4/28/26(k)	2,700,000	2,694,759
(SOFR + 1.30%), 5.050%, 1/28/27(k)	1,600,000	1,605,430
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	1,200,000	1,199,442
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27(k)§	1,000,000	972,853

		17,940,224

Consumer Finance (3.1%)
Ally Financial, Inc.
5.800%, 5/1/25	500,000	500,301
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.78%), 5.155%, 4/23/25(k)	3,000,000	3,000,920
(United States SOFR Compounded Index + 0.79%), 5.176%, 10/3/25(k)	1,400,000	1,402,675
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	1,500,000	1,502,040
2.125%, 2/21/26§	1,500,000	1,460,160
4.250%, 4/15/26§	1,300,000	1,289,119
4.375%, 5/1/26§	500,000	496,635
Ford Motor Credit Co. LLC
4.687%, 6/9/25(x)	2,000,000	1,997,200
4.134%, 8/4/25	1,500,000	1,493,550
4.389%, 1/8/26	725,000	719,998
6.950%, 3/6/26	300,000	303,324
(SOFR + 2.95%), 7.303%, 3/6/26(k)	500,000	507,300
General Motors Financial Co., Inc.
(United States SOFR Compounded Index + 1.30%), 5.704%, 4/7/25(k)	2,392,000	2,392,284
2.750%, 6/20/25	400,000	398,155
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	2,900,000	2,885,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Toyota Motor Credit Corp.
(SOFR + 0.77%), 5.137%, 8/7/26(k)	$4,765,000	$4,784,075

		25,133,322

Financial Services (0.4%)
Corebridge Financial, Inc.
3.500%, 4/4/25	2,500,000	2,499,672
Synchrony Bank
5.400%, 8/22/25	800,000	801,070

		3,300,742

Insurance (6.1%)
Athene Global Funding
(United States SOFR Compounded Index + 0.85%), 5.236%, 5/8/26(k)§	2,000,000	2,007,056
(United States SOFR Compounded Index + 0.75%), 5.129%, 7/16/26(k)§	2,800,000	2,807,260
(United States SOFR Compounded Index + 1.21%), 5.573%, 3/25/27(k)§	6,000,000	6,070,396
GA Global Funding Trust
3.850%, 4/11/25§	3,900,000	3,898,949
(SOFR + 1.36%), 5.760%, 4/11/25(k)§	1,400,000	1,399,426
1.625%, 1/15/26§	2,900,000	2,824,676
Jackson National Life Global Funding
4.900%, 1/13/27§	1,500,000	1,505,989
New York Life Global Funding
(SOFR + 0.48%), 4.852%, 6/9/26(k)§	11,000,000	11,015,016
Pacific Life Global Funding II
(SOFR + 0.62%), 4.994%, 6/4/26(k)§	13,000,000	13,032,652
(SOFR + 0.48%), 4.865%, 2/4/27(k)§	5,000,000	5,000,250
Reliance Standard Life Global Funding II
2.750%, 5/7/25§	500,000	498,899

		50,060,569

Total Financials		169,848,969

Health Care (2.1%)
Health Care Providers & Services (1.0%)
HCA, Inc.
5.250%, 4/15/25	5,225,000	5,225,756
5.875%, 2/15/26	2,000,000	2,007,670
(SOFR + 0.87%), 5.230%, 3/1/28(k)(x)	800,000	801,496

		8,034,922

Life Sciences Tools & Services (0.6%)
Illumina, Inc.
5.800%, 12/12/25	5,000,000	5,031,189

Pharmaceuticals (0.5%)
Bayer US Finance II LLC
4.250%, 12/15/25§	4,173,000	4,147,854

Total Health Care		17,213,965

Industrials (3.0%)
Aerospace & Defense (1.6%)
Boeing Co. (The)
2.600%, 10/30/25	2,000,000	1,974,041
2.196%, 2/4/26	1,000,000	978,386
2.250%, 6/15/26	400,000	388,134
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 4.945%, 5/5/26(k)	516,000	516,967
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25	6,000,000	5,995,028
ST Engineering RHQ Ltd.
1.500%, 4/29/25(m)3,311,000		3,304,179

		13,156,735

Ground Transportation (0.7%)
Penske Truck Leasing Co. LP
1.200%, 11/15/25§6,110,000		5,971,398

Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	2,023,000	2,015,286

Passenger Airlines (0.1%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	842,000	843,011

Trading Companies & Distributors (0.4%)
Aircastle Ltd.
5.250%, 8/11/25§	100,000	99,995
Aviation Capital Group LLC
4.125%, 8/1/25§	1,400,000	1,394,214
1.950%, 1/30/26§	400,000	390,152
1.950%, 9/20/26§	1,000,000	958,791

		2,843,152

Total Industrials		24,829,582

Information Technology (1.7%)
Electronic Equipment, Instruments & Components (0.7%)
Flex Ltd.
3.750%, 2/1/26	5,600,000	5,545,400

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
3.150%, 11/15/25	1,970,000	1,953,428
Microchip Technology, Inc.
4.250%, 9/1/25	1,800,000	1,797,857
NXP BV
5.350%, 3/1/26	600,000	602,436

		4,353,721

Software (0.5%)
Oracle Corp.
2.950%, 5/15/25	2,000,000	1,995,463
VMware LLC
4.500%, 5/15/25	2,000,000	1,999,436

		3,994,899

Total Information Technology		13,894,020

Materials (1.2%)
Containers & Packaging (0.9%)
Berry Global, Inc.
1.570%, 1/15/26	2,600,000	2,534,012
4.875%, 7/15/26§	5,109,000	5,103,023

		7,637,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.3%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 5.113%, 10/1/26(k)§	$2,400,000	$2,401,418

Total Materials		10,038,453

Real Estate (0.8%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.375%, 5/15/25	1,600,000	1,598,011

Specialized REITs (0.6%)
American Tower Corp. (REIT)
4.000%, 6/1/25	3,500,000	3,495,052
1.300%, 9/15/25	700,000	688,316
4.400%, 2/15/26	1,000,000	996,658

		5,180,026

Total Real Estate		6,778,037

Utilities (4.9%)
Electric Utilities (4.4%)
American Electric Power Co., Inc.
5.699%, 8/15/25	800,000	802,516
Series N
1.000%, 11/1/25	1,900,000	1,859,839
Arizona Public Service Co.
3.150%, 5/15/25	3,000,000	2,993,703
Avangrid, Inc.
3.200%, 4/15/25	3,500,000	3,497,394
Duke Energy Corp.
3.364%, 4/15/25§	1,100,000	1,099,410
Entergy Corp.
0.900%, 9/15/25	1,800,000	1,771,201
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.136%, 5/8/25(k)	5,000,000	5,002,574
Pacific Gas and Electric Co.
4.950%, 6/8/25	500,000	499,591
3.450%, 7/1/25	1,100,000	1,097,019
(United States SOFR Compounded Index + 0.95%), 5.324%, 9/4/25(k)	5,000,000	4,998,390
3.150%, 1/1/26	4,000,000	3,948,584
Southern California Edison Co.
4.900%, 6/1/26	400,000	400,140
4.400%, 9/6/26	300,000	297,820
Series 20C
1.200%, 2/1/26	2,600,000	2,519,265
Series D
4.700%, 6/1/27	2,800,000	2,793,561
Virginia Electric and Power Co.
Series A
3.150%, 1/15/26	2,696,000	2,666,344

		36,247,351

Multi-Utilities (0.5%)
Black Hills Corp.
3.950%, 1/15/26	2,500,000	2,485,505
DTE Energy Co.
Series F
1.050%, 6/1/25	1,500,000	1,491,302

		3,976,807

Total Utilities		40,224,158

Total Corporate Bonds		354,765,195

Foreign Government Security (0.9%)
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.725%, 3/3/28(k)§	7,350,000	7,339,859

Total Foreign Government Security		7,339,859

Mortgage-Backed Securities (0.4%)
FHLMC
6.429%, 1/1/34(l)	1,391	1,417
6.676%, 11/1/35(l)	3,883	4,024
6.651%, 7/1/36(l)	85,874	88,076
7.253%, 9/1/36(l)	33,901	34,804
6.901%, 10/1/36(l)	29,532	30,399
FNMA
7.041%, 11/1/34(l)	34,972	35,798
6.375%, 1/1/35(l)	1,222	1,254
7.000%, 7/1/35(l)	1,904	1,940
6.478%, 12/1/35(l)	12,742	13,178
6.828%, 3/1/36(l)	14,909	15,529
5.886%, 3/1/44(l)	44,307	44,073
5.886%, 7/1/44(l)	364	362
5.886%, 10/1/44(l)	2,980	2,965
FNMA UMBS
3.000%, 12/1/26	2,895,294	2,859,791

Total Mortgage-Backed Securities		3,133,610

Municipal Bonds (1.2%)
New Jersey Transportation Trust Fund Authority, Taxable Program Bonds, Series 2024BB
5.093%, 6/15/25	8,000,000	8,007,170
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 4.885%, 2/15/36(k)	1,880,000	1,739,145

Total Municipal Bonds		9,746,315

U.S. Government Agency Securities (6.2%)
FHLB
1.000%, 3/23/26	17,550,000	17,030,692
1.020%, 2/24/27(z)	30,000,000	28,342,521
FNMA
(SOFR + 0.26%), 4.600%, 11/5/27(k)	6,000,000	6,015,373

Total U.S. Government Agency Securities		51,388,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS(z)	$3,091,390	$3,183,029

Total U.S. Treasury Obligation		3,183,029

Total Long-Term Debt Securities (96.1%) (Cost $798,023,275)		788,921,232

SHORT-TERM INVESTMENTS:
Commercial Paper (2.8%)
Alimentation Couche-Tard, Inc.
4.60%, 4/9/25(n)(p)§	700,000	699,196
4.60%, 4/10/25(n)(p)§	1,100,000	1,098,596
Crown Castle, Inc.
4.91%, 4/29/25(n)(p)§	8,200,000	8,167,701
Enbridge US, Inc.
4.59%, 4/25/25(n)(p)§	2,200,000	2,193,007
Global Payments, Inc.
5.06%, 4/21/25(n)(p)	4,800,000	4,785,869
5.05%, 4/22/25(n)(p)	3,700,000	3,688,618
Targa Resources Corp.
4.89%, 4/21/25(n)(p)§	2,600,000	2,592,599

Total Commercial Paper		23,225,586

	Number of Shares	Value (Note 1)
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,211,908	1,211,908

Total Investment Companies		1,511,908

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
0.00%, 4/1/25(p)	$3,800,000	3,800,000

Total Short-Term Investments (3.5%) (Cost $28,540,873)		28,537,494

Total Investments in Securities (99.6%) (Cost $826,564,148)		817,458,726

Other Assets Less Liabilities (0.4%)		3,144,341

Net Assets (100%)		$820,603,067

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $314,034,272 or 38.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $8,264,154 or 1.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $1,480,408. This was collateralized by cash of $1,511,908 which was subsequently invested in investment companies.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	0.3%
Bermuda	0.1
Canada	1.7
Cayman Islands	7.1
China	0.1
France	0.3
Germany	2.5
Ireland	0.6
Japan	0.8
Jersey	0.2
Netherlands	1.2
Norway	0.9
Singapore	0.4
Switzerland	0.3
United Kingdom	1.3
United States	81.8
Cash and Other	0.4

100.0%

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	72	6/2025	USD	7,787,250	113,531
3 Month SOFR	551	3/2026	USD	132,756,563	145,445

					258,976

Short Contracts
U.S. Treasury 2 Year Note	(844)	6/2025	USD	(174,853,063)	(373,955)
U.S. Treasury 10 Year Note	(2)	6/2025	USD	(222,438)	(2,643)
U.S. Treasury 10 Year Ultra
Note	(60)	6/2025	USD	(6,847,500)	(74,698)
U.S. Treasury Ultra Bond	(112)	6/2025	USD	(13,692,000)	(79,884)

					(531,180)

					(272,204)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$198,909,237	$—		$198,909,237
Collateralized Mortgage Obligations	—	140,255,987	—	(a)	140,255,987
Commercial Mortgage-Backed Securities	—	20,199,414	—		20,199,414
Corporate Bonds
Communication Services	—	13,313,887	—		13,313,887
Consumer Discretionary	—	40,527,103	—		40,527,103
Consumer Staples	—	5,493,987	—		5,493,987
Energy	—	12,603,034	—		12,603,034
Financials	—	169,848,969	—		169,848,969
Health Care	—	17,213,965	—		17,213,965
Industrials	—	24,829,582	—		24,829,582
Information Technology	—	13,894,020	—		13,894,020
Materials	—	10,038,453	—		10,038,453
Real Estate	—	6,778,037	—		6,778,037
Utilities	—	40,224,158	—		40,224,158
Foreign Government Security	—	7,339,859	—		7,339,859
Futures	258,976	—	—		258,976
Mortgage-Backed Securities	—	3,133,610	—		3,133,610
Municipal Bonds	—	9,746,315	—		9,746,315
Short-Term Investments
Commercial Paper	—	23,225,586	—		23,225,586
Investment Companies	1,511,908	—	—		1,511,908
U.S. Treasury Obligation	—	3,800,000	—		3,800,000
U.S. Government Agency Securities	—	51,388,586	—		51,388,586
U.S. Treasury Obligation	—	3,183,029	—		3,183,029

Total Assets	$1,770,884	$815,946,818	$—		$817,717,702

Liabilities:
Futures	$(531,180)	$—	$—		$(531,180)

Total Liabilities	$(531,180)	$—	$—		$(531,180)

Total	$1,239,704	$815,946,818	$—		$817,186,522

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,381,730
Aggregate gross unrealized depreciation	(18,219,784)

Net unrealized depreciation	$(15,838,054)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$833,024,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.6%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$332,710	$308,478
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§		24,848	24,900
Series 2024-2A A
6.060%, 2/20/29§		179,287	179,729
ACREC Ltd.,
Series 2021-FL1 A
5.581%, 10/16/36(l)§		333,857	333,618
Affirm Asset Securitization Trust,
Series 2021-Z2 A
1.170%, 11/16/26§		1,135	1,128
Series 2024-X1 A
6.270%, 5/15/29§		35,746	35,794
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		475,362	474,174
Series 2017-1 AA
3.300%, 1/15/30§		400,320	373,298
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		510,098	462,914
Series 2021-1 A
2.875%, 7/11/34		692,754	602,695
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3
5.730%, 4/22/34(l)§		600,000	600,219
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.799%, 1/15/37(l)§		515,460	515,138
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
5.510%, 10/23/32(l)§		555,117	554,541
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	187,423
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
5.323%, 10/21/34(l)§		500,000	496,316
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
3.695%, 1/15/33(l)§	EUR	599,654	647,433
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§		$165,000	166,539
BRSP Ltd.,
Series 2021-FL1 A
5.581%, 8/19/38(l)§		306,932	305,611
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		64,020	61,611
Canyon Capital CLO Ltd.,
Series 2019-2A AR2
5.319%, 10/15/34(l)§		600,000	596,684
Capital Four US CLO II Ltd.,
Series 2022-1A AR
6.193%, 1/20/37(l)§		500,000	502,039
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A ARRR
5.383%, 7/20/34(l)§		500,000	498,065
Carlyle US CLO Ltd.,
Series 2018-2A A1R
5.452%, 10/15/31(l)§		207,387	207,367
CarVal CLO III Ltd.,
Series 2019-2A AR2
5.022%, 7/20/32(l)§		600,000	597,900
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		18,169	17,303
Series 2021-P4 D
2.610%, 9/11/28		169,000	157,597
Series 2024-P3 A2
4.610%, 11/10/27		189,309	189,254
Catamaran CLO Ltd.,
Series 2014-1A A1AR
5.652%, 4/22/30(l)§		192,296	192,385
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		136,142	120,545
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		17,353	17,323
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
3.131%, 9/15/31(l)§	EUR	478,561	516,644
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
3.435%, 10/15/31(l)§		523,690	564,999
CVS Pass-Through Trust,
5.789%, 1/10/26§		$32,129	32,087
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		142,444	143,257
Diamond Issuer LLC,
Series 2021-1A A
2.305%, 11/20/51§		325,933	306,699
Dryden 54 Senior Loan Fund,
Series 2017-54A AR
5.443%, 10/19/29(l)§		255,227	255,062
Elevation CLO Ltd.,
Series 2022-16A A1AR
5.430%, 7/25/34(l)§		600,000	596,100
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§		124,913	124,826
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		3,815	3,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		$290,000	$284,046
Ford Credit Auto Lease Trust,
Series 2024-A A4
5.050%, 6/15/27		500,000	503,085
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	237,294
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		112,109	102,611
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2
5.350%, 8/16/27§		152,832	153,233
Go Mortgage LLC,
1.433%, 8/15/26(l)		104,336	102,685
2.435%, 8/15/26(l)		176,000	173,694
2.638%, 8/15/26(l)		12,000	11,705
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		400,000	400,632
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.520%, 4/22/33(l)§		600,000	599,782
Harvest CLO XX DAC,
Series 20A AR
3.424%, 10/20/31(l)§	EU	R 551,629	593,779
Harvest CLO XXII DAC,
Series 22A AR
3.635%, 1/15/32(l)§		672,634	726,229
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$53,564	53,324
Honda Auto Receivables Owner Trust,
Series 2023-3 A2
5.710%, 3/18/26		35,310	35,331
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	502,130
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		664,427	617,917
LCCM Trust,
Series 2021-FL3 A
5.884%, 11/15/38(l)§		192,945	192,824
LCM XV LP,
Series 15A AR2
5.555%, 7/20/30(l)§		66,360	66,260
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		178,540	181,332
Series 2023-2A A2
7.090%, 10/16/28§		79,831	81,128
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	761,283
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.324%, 10/15/34(l)§		600,000	597,188
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	766,859
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.284%, 7/15/36(l)§		47,484	47,384
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§		345,082	346,412
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		57,486	53,827
Navesink CLO 2 Ltd.,
Series 2024-2A A1
5.572%, 4/15/36(l)§		500,000	498,572
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		229,890	214,069
Series 2023-1A A2
7.308%, 1/30/53§		245,000	248,085
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	87,522
Series 2021-CA B
2.530%, 4/20/62§		147,147	126,525
Series 2021-DA B
2.900%, 4/20/62§		132,000	115,843
Series 2023-AA AFL
6.544%, 2/20/41(l)§		299,304	306,365
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR
5.669%, 7/16/35(l)§		469,642	467,855
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§		179,885	180,524
OCP CLO Ltd.,
Series 2024-34A A1
6.313%, 10/15/37(l)§		250,000	250,106
Oportun Funding Trust,
Series 2024-3 A
5.260%, 8/15/29§		107,984	108,117
Series 2025-1 A
4.960%, 8/16/32§		112,000	111,965
Oportun Issuance Trust,
Series 2024-2 A
5.860%, 2/9/32§		71,515	71,733
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§		67,845	68,392
Series 2024-9 B
5.306%, 3/15/32§		293,465	293,756
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§		60,252	61,046
Series 2024-3 A
6.258%, 10/15/31§		214,036	215,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Palmer Square CLO Ltd.,
Series 2021-3A D
7.514%, 1/15/35(l)§	$330,000	$330,062
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.635%, 11/25/36(l)§	302,198	301,859
Series 2023-FL11 A
6.694%, 10/25/39(l)§	273,890	274,624
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	41,226	41,240
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	80,764	81,593
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27	79,931	79,975
Series 2024-4 A2
5.410%, 7/15/27	125,824	126,111
SFS Auto Receivables Securitization Trust,
Series 2024-1A A2
5.350%, 6/21/27§	134,006	134,159
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
5.542%, 7/25/30(l)§	47,979	47,931
STWD Ltd.,
Series 2022-FL3 A
5.699%, 11/15/38(l)§	672,520	670,438
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	664,493	576,534
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	98,000	98,673
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	58,059	58,426
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	383,593	389,347
Series 2023-1 A
5.800%, 1/15/36	286,594	290,592
United Auto Credit Securitization Trust,
Series 2024-1 A
6.170%, 8/10/26§	6,490	6,492
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	42,788	43,462
Venture 32 CLO Ltd.,
Series 2018-32A A1
5.655%, 7/18/31(l)§	464,747	464,769
Voya CLO Ltd.,
Series 2019-2A AR
5.493%, 7/20/32(l)§	457,871	457,312
Wind River CLO Ltd.,
Series 2014-1A ARR
5.605%, 7/18/31(l)§	109,139	109,132
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	7,268	7,272

Total Asset-Backed Securities		28,179,464

Collateralized Mortgage Obligations (2.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
5.837%, 9/25/35(l)	29,549	26,083
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	256,015	223,919
Series 2005-J12 2A1
4.975%, 8/25/35(l)	359,780	182,204
Series 2006-OA22 A1
4.755%, 2/25/47(l)	63,156	61,399
Series 2006-OA6 1A2
4.855%, 7/25/46(l)	24,722	22,280
Series 2007-14T2 A1
6.000%, 7/25/37	370,755	193,912
Series 2007-OH1 A1D
4.645%, 4/25/47(l)	36,916	32,025
AREIT Trust,
Series 2022-CRE6 A
5.597%, 1/20/37(l)§	286,684	285,251
Banc of America Funding Trust,
Series 2004-A 1A3
7.621%, 9/20/34(l)	3,814	3,259
Series 2006-H 4A2
4.940%, 9/20/46(l)	66,080	59,232
Series 2006-J 4A1
5.109%, 1/20/47(l)	3,917	3,400
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
5.043%, 9/25/35(l)	87,478	50,508
Series 2006-4 21A1
4.770%, 8/25/36(l)	37,214	23,887
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.852%, 2/25/34(l)	12,230	11,422
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
4.595%, 12/25/46(l)	266,664	237,104
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.116%, 1/26/36(l)	26,435	18,630
Bellemeade Re Ltd.,
Series 2021-3A A2
5.340%, 9/25/31(l)§	301,251	301,394
Series 2022-1 M1B
6.490%, 1/26/32(l)§	89,928	90,289
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§	449,252	403,685
Series 2024-7 A11
5.640%, 6/25/55(l)§	485,422	487,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
6.535%, 4/25/47(l)§		$33,970	$34,321
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.704%, 4/25/35(l)		45,288	36,088
Series 2005-2 1A1
5.075%, 3/25/35(l)		20,978	19,269
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§		372,817	376,053
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
6.210%, 8/25/35(l)		2,985	2,828
Series 2009-7 5A2
5.500%, 12/25/35§		267,208	130,541
Series 2024-1 A11
5.690%, 7/25/54(l)§		399,661	400,621
Connecticut Avenue Securities,
Series 2025-R01 1A1
5.286%, 1/25/45(l)§		276,583	275,460
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
5.890%, 10/25/41(l)§		354,149	354,481
Series 2021-R03 1M2
5.990%, 12/25/41(l)§		122,411	122,713
Series 2022-R01 1M2
6.240%, 12/25/41(l)§		388,764	392,103
Series 2022-R02 2M1
5.540%, 1/25/42(l)§		63,949	64,029
Series 2023-R01 1M1
6.736%, 12/25/42(l)§		171,469	175,039
Series 2023-R02 1M1
6.640%, 1/25/43(l)§		102,553	104,667
Series 2023-R04 1M1
6.636%, 5/25/43(l)§		196,434	200,034
Series 2023-R05 1M1
6.236%, 6/25/43(l)§		172,192	173,468
Series 2024-R05 2M1
5.340%, 7/25/44(l)§		64,829	64,730
Series 2025-R02 1A1
5.336%, 2/25/45(l)§		75,433	75,360
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		387,749	185,215
EMF-NL Prime BV,
Series 2008-APRX A2
3.548%, 4/17/41(l)(m)	EUR	32,369	34,533
Eurohome UK Mortgages plc,
Series 2007-1 A
4.733%, 6/15/44(l)(m)	GBP	97,709	125,640
Eurosail-UK plc,
Series 2007-4X A3
5.536%, 6/13/45(l)(m)		278,773	358,998
FHLMC,
Series 4790 F
4.653%, 10/15/43(l)		$202,165	198,266
Series 4989 FA
4.793%, 8/15/40(l)		171,431	168,954
Series 4989 FB
4.793%, 10/15/40(l)		128,626	126,754
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
5.990%, 1/25/34(l)§		48,942	49,034
Series 2021-DNA7 M2
6.140%, 11/25/41(l)§		405,614	407,377
Series 2021-HQA4 M1
5.290%, 12/25/41(l)§		200,874	200,172
Series 2022-DNA3 M1A
6.340%, 4/25/42(l)§		113,761	114,604
Series 2022-DNA4 M1B
7.690%, 5/25/42(l)§		227,990	236,748
Series 2022-DNA5 M1B
8.840%, 6/25/42(l)§		406,679	431,844
Series 2022-DNA7 M1A
6.840%, 3/25/52(l)§		154,906	156,767
Series 2023-DNA1 M1A
6.436%, 3/25/43(l)§		117,334	118,862
Series 2023-DNA2 M1A
6.436%, 4/25/43(l)§		247,163	250,516
Series 2023-HQA1 M1A
6.340%, 5/25/43(l)§		355,926	358,727
Series 2023-HQA2 M1A
6.340%, 6/25/43(l)§		107,717	108,189
Series 2024-HQA2 M1
5.540%, 8/25/44(l)§		243,904	243,410
Series 2025-HQA1 A1
5.290%, 2/25/45(l)§		219,397	218,713
FNMA,
Series 2012-123 LF
4.834%, 11/25/42(l)		77,047	76,382
Series 2021-R02 2M1
5.240%, 11/25/41(l)§		22,546	22,532
GNMA,
Series 2015-H20 FB
5.023%, 8/20/65(l)		165,392	164,960
Series 2016-H11 F
5.223%, 5/20/66(l)		207,447	207,417
Series 2016-H15 FA
5.223%, 7/20/66(l)		172,243	172,207
Series 2017-H10 FB
6.522%, 4/20/67(l)		573,857	581,057
Series 2022-H02 FN
4.844%, 1/20/72(l)		263,016	258,592
Series 2022-H26 DF
5.364%, 12/20/72(l)		303,327	307,175
Series 2023-H01 FA
5.144%, 1/20/73(l)		396,672	397,511
Series 2023-H02 FA
5.244%, 1/20/73(l)		294,685	295,719
Series 2023-H02 FB
5.244%, 1/20/73(l)		699,153	699,048
Series 2023-H28 F
5.394%, 12/20/73(l)		499,162	502,339
Series 2023-H28 GF
5.244%, 12/20/73(l)		923,986	931,683
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		339,267	128,856
Series 2005-AR6 2A1
5.328%, 9/25/35(l)		27,344	26,185
Series 2006-AR2 2A1
4.697%, 4/25/36(l)		62,936	40,982
Series 2007-AR1 2A1
4.517%, 3/25/47(l)		158,993	94,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
HarborView Mortgage Loan Trust,
Series 2006-13 A
4.611%, 11/19/46(l)		$35,527	$26,359
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
4.705%, 7/25/35(l)		130,581	82,881
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.834%, 8/25/35(l)		242,832	175,735
Series 2006-AR39 A1
4.795%, 2/25/37(l)		378,407	349,973
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
5.211%, 8/25/34(l)		10,402	10,285
Series 2007-A1 3A3
5.590%, 7/25/35(l)		22,210	21,339
Series 2007-S3 1A90
7.000%, 8/25/37		46,605	23,429
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		438,332	441,607
Ludgate Funding plc,
Series 2007-1 A2A
4.786%, 1/1/61(l)(m)	GBP	365,704	461,682
Series 2008-W1X A1
5.226%, 1/1/61(l)(m)		50,207	64,276
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.190%, 12/25/32(l)		$5,353	5,239
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
4.895%, 4/25/36(l)		140,801	132,807
OBX Trust,
Series 2024-HYB2 A1
3.665%, 4/25/53(l)§		414,497	408,876
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		372,480	371,041
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		356,313	360,018
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68(e)§		402,328	405,499
RALI Trust,
Series 2005-QO2 A1
5.995%, 9/25/45(l)		166,181	141,119
Series 2006-QA6 A1
4.815%, 7/25/36(l)		311,522	282,450
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
6.872%, 10/25/39(l)§		347,774	349,336
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
4.775%, 1/25/36(l)§		102,383	96,193
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,321	4,869
Series 2006-A12 A1
6.250%, 11/25/36		165,942	61,418
Sequoia Mortgage Trust,
Series 10 2A1
5.194%, 10/20/27(l)		523	513
Series 2003-4 2A1
5.134%, 7/20/33(l)		5,102	5,053
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.931%, 7/19/35(l)		35,752	34,006
Series 2006-AR3 11A1
4.855%, 4/25/36(l)		123,410	111,189
Series 2006-AR6 1A3
4.815%, 7/25/46(l)		542,401	435,527
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
5.421%, 7/20/53(l)§	GBP	412,423	533,848
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$358,186	337,287
Series 2024-5 A1A
4.492%, 10/25/64(l)§		563,948	565,804
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		635,159	591,288
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§		341,694	341,495
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
4.218%, 11/25/36(l)		232,616	204,515
Series 2006-AR9 1A
5.635%, 8/25/46(l)		58,492	53,542

Total Collateralized Mortgage Obligations			22,209,891

Commercial Mortgage-Backed Securities (1.1%)
BANK,
Series 2022-BNK40 A4
3.393%, 3/15/64(l)		700,000	627,542
BBCMS Mortgage Trust,
Series 2020-BID A
6.574%, 10/15/37(l)§		325,000	324,797
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	768,619
Series 2022-B33 A5
3.458%, 3/15/55		800,000	715,957
BFLD Mortgage Trust,
Series 2021-FPM A
6.034%, 6/15/38(l)§		494,000	491,839
BFLD Trust,
Series 2020-EYP A
5.584%, 10/15/35(l)§		800,000	631,677
BX Commercial Mortgage Trust,
Series 2019-IMC E
6.515%, 4/15/34(l)§		133,619	131,785
Series 2021-XL2 A
5.122%, 10/15/38(l)§		203,103	202,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BX Trust,
Series 2021-ARIA A
5.333%, 10/15/36(l)§	$600,000	$599,063
Commercial Mortgage Trust,
Series 2012-CR5 E
4.541%, 12/10/45(l)§	151,235	138,449
Series 2015-CR26 ASB
3.373%, 10/10/48	58,470	58,392
Series 2016-COR1 ASB
2.972%, 10/10/49	446,190	441,206
Series 2021-2400 A
5.734%, 12/15/38(l)§	657,662	649,689
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	874,980
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.339%, 10/15/38(l)§	599,967	596,219
Extended Stay America Trust,
Series 2021-ESH A
5.513%, 7/15/38(l)§	692,920	692,271
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
5.699%, 11/15/38(l)§	800,000	797,002
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.400%, 9/15/47 IO(l)	457,673	150
Lstar Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	38,862	37,772
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	156	155
Morgan Stanley Capital I Trust,
Series 2021-230P A
5.603%, 12/15/38(l)§	800,000	776,372
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
5.899%, 7/15/36(l)§	144,306	137,464
New Orleans Hotel Trust,
Series 2019-HNLA A
5.356%, 4/15/32(l)§	500,000	494,120
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.529%, 11/15/38(l)§	800,000	790,008
SFO Commercial Mortgage Trust,
Series 2021-555 A
5.583%, 5/15/38(l)§	800,000	788,010
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.374%, 11/15/49(l)	275,000	260,253

Total Commercial Mortgage-Backed Securities		12,026,133

Corporate Bonds (12.3%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	790,161
4.500%, 5/15/35	774,000	726,492
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	492,541
Verizon Communications, Inc.
2.550%, 3/21/31	605,000	530,887

		2,540,081

Entertainment (0.0%)†
Warnermedia Holdings, Inc.
4.279%, 3/15/32	314,000	275,381

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.750%, 8/15/34	500,000	494,883

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	907,000	816,046
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	87,684
Discovery Communications LLC
5.200%, 9/20/47	81,000	63,721
5.300%, 5/15/49	38,000	28,901
Paramount Global
2.900%, 1/15/27	100,000	96,610
Time Warner Cable LLC
4.500%, 9/15/42	290,000	218,077

		1,311,039

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	576,790
3.875%, 4/15/30	563,000	537,801

		1,114,591

Total Communication Services		5,735,975

Consumer Discretionary (1.0%)
Automobiles (0.6%)
BMW US Capital LLC
4.650%, 3/19/27(x)§	283,000	283,512
4.750%, 3/21/28§	200,000	199,820
General Motors Co.
6.125%, 10/1/25	31,000	31,155
Hyundai Capital America
5.650%, 6/26/26§	500,000	505,309
1.650%, 9/17/26§	800,000	765,275
5.950%, 9/21/26§	200,000	203,370
5.250%, 1/8/27§	368,000	370,935
5.275%, 6/24/27§	63,000	63,528
6.100%, 9/21/28§	158,000	163,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§		$400,000	$401,852
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	733,000
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	593,250
3.201%, 9/17/28(m)	EUR	600,000	632,230
4.810%, 9/17/30§		$800,000	758,000
Volkswagen Group of America Finance LLC
5.050%, 3/27/28§		883,000	880,143

			6,584,973

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)		387,000	337,135

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	347,266
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	846,746
Las Vegas Sands Corp.
6.000%, 8/15/29		500,000	507,687
Marriott International, Inc.
4.900%, 4/15/29		253,000	254,167
4.800%, 3/15/30		500,000	498,007
5.300%, 5/15/34		52,000	51,615
Starbucks Corp.
4.850%, 2/8/27(x)		301,000	303,020

			2,808,508

Household Durables (0.0%)†
DR Horton, Inc.
5.000%, 10/15/34		182,000	176,436
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	158,282

			334,718

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34		76,000	77,684

Specialty Retail (0.1%)
Ross Stores, Inc.
4.700%, 4/15/27		355,000	355,390

Total Consumer Discretionary			10,498,408

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	97,724

Food Products (0.2%)
Cargill, Inc.
5.125%, 10/11/32§		144,000	144,993
General Mills, Inc.
4.700%, 1/30/27		583,000	584,708
4.875%, 1/30/30		203,000	203,251
Mars, Inc.
4.800%, 3/1/30§		400,000	402,004
Mondelez International, Inc.
4.625%, 7/3/31	CAD	600,000	433,535
Pilgrim’s Pride Corp.
6.875%, 5/15/34		$234,000	252,238
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	101,154

			2,121,883

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	288,846
BAT Capital Corp.
6.343%, 8/2/30		500,000	530,694
5.350%, 8/15/32		219,000	219,846
Imperial Brands Financeplc
3.500%, 7/26/26§		400,000	393,709
6.125%, 7/27/27§		300,000	308,525
5.875%, 7/1/34§		297,000	299,900
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	183,588
4.875%, 2/13/26		89,000	89,190
5.625%, 11/17/29		34,000	35,405
5.375%, 2/15/33		309,000	314,083

			2,663,786

Total Consumer Staples			4,883,393

Energy (0.9%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30(m)		100,613	96,018

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	196,200
BP Capital Markets America, Inc.
5.017%, 11/17/27		177,000	179,649
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		400,000	399,135
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	351,467
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	620,096
2.875%, 4/1/32§		279,000	232,392
Coterra Energy, Inc.
5.400%, 2/15/35		400,000	391,150
Devon Energy Corp.
5.200%, 9/15/34(x)		96,000	92,106
5.600%, 7/15/41		210,000	195,447
Enbridge, Inc.
5.700%, 3/8/33		400,000	408,131
Energy Transfer LP
6.100%, 12/1/28		200,000	208,707
5.600%, 9/1/34		297,000	296,945
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	351,783
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	503,600
Occidental Petroleum Corp.
5.200%, 8/1/29		93,000	92,812
6.625%, 9/1/30		95,000	99,878
5.375%, 1/1/32		99,000	97,404
Oleoducto Central SA
4.000%, 7/14/27§		232,000	223,752
ONEOK, Inc.
5.550%, 11/1/26		500,000	506,729
6.500%, 9/1/30§		500,000	529,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
6.350%, 1/15/31		$44,000	$46,644
6.100%, 11/15/32		25,000	26,121
6.050%, 9/1/33		10,000	10,362
5.050%, 11/1/34		300,000	288,644
Petroleos Mexicanos
10.000%, 2/7/33		200,000	207,770
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	201,313
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	299,618
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	502,250
5.750%, 7/17/54§		296,000	278,607
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29§		500,000	494,952
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	140,179
Var Energi ASA
7.500%, 1/15/28§		356,000	376,398
8.000%, 11/15/32§		237,000	266,689
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	185,144
3.875%, 11/1/33§		200,000	172,210
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	305,250
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	137,043

			9,915,922

Total Energy			10,011,940

Financials (5.6%)
Banks (3.0%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	403,941
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		200,000	224,130
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	266,124
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	422,788
Banco Santander SA
3.800%, 2/23/28		$200,000	194,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		400,000	405,601
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	197,760
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		300,000	294,659
(SOFR + 1.58%), 4.376%, 4/27/28(k)		682,000	678,835
(SOFR + 1.99%), 6.204%, 11/10/28(k)		600,000	623,130
(SOFR + 1.57%), 5.819%, 9/15/29(k)		600,000	619,827
Bank of America NA
(SOFR + 1.02%), 5.392%, 8/18/26(k)		400,000	404,023
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		258,000	259,722
Banque Federative du
Credit Mutuel SA (United States SOFR Compounded Index + 1.07%), 5.442%, 2/16/28(k)(x)§		500,000	502,323
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		900,000	999,589
(SOFR + 2.98%), 6.224%, 5/9/34(k)		314,000	326,248
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	743,421
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		698,000	708,932
BPCE SA
5.281%, 5/30/29§		300,000	304,463
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	420,669
(SOFR + 2.79%), 6.508%, 1/18/35(k)§		298,000	304,238
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)(x)§		302,000	311,241
Citibank NA
5.864%, 9/29/25		300,000	301,676
(United States SOFR Compounded Index + 0.59%), 4.961%, 4/30/26(k)		300,000	300,822
5.488%, 12/4/26		700,000	711,147
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	485,644
(SOFR + 1.36%), 5.174%, 2/13/30(k)		100,000	101,092
(SOFR + 1.34%), 4.542%, 9/19/30(k)		302,000	297,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.45%), 5.449%, 6/11/35(k)		$400,000	$399,630
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	136,915
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	403,481
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	406,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		314,000	320,663
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		500,000	522,021
(SOFR + 2.67%), 6.251%, 1/10/35(k)§		250,000	254,858
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	355,938
Discover Bank
(USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)		250,000	255,187
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	266,091
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		694,000	737,279
(SOFR + 1.29%), 5.130%, 3/3/31(k)		300,000	300,530
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	175,242
(SOFR + 2.39%), 6.254%, 3/9/34(k)		900,000	945,743
ING Groep NV
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)(x)		500,000	499,887
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	320,541
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	99,839
(SOFR + 1.33%), 6.070%, 10/22/27(k)		400,000	408,678
(SOFR + 1.20%), 5.575%, 1/23/28(k)		500,000	504,903
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	380,046
(SOFR + 1.45%), 5.299%, 7/24/29(k)(x)		500,000	509,278
(SOFR + 1.04%), 4.603%, 10/22/30(k)		400,000	396,480
(SOFR + 1.26%), 2.963%, 1/25/33(k)		436,000	383,511
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§		795,000	792,582
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		241,000	243,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)		300,000	293,156
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30(k)		296,000	301,095
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	509,892
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.531%, 1/14/28(k)		500,000	503,389
(SOFR + 0.87%), 5.504%, 5/26/28(k)		300,000	305,175
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)		359,000	364,860
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		500,000	507,881
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35(k)		297,000	262,064
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$500,000	502,663
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		350,000	335,219
(SOFR + 2.36%), 6.499%, 3/9/29(k)		109,000	112,754
(SOFR + 1.61%), 5.473%, 3/20/29(k)		5,000	5,027
(SOFR + 1.88%), 5.741%, 3/20/31(k)(x)		133,000	133,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)		$366,000	$370,344
(SOFR + 2.60%), 6.534%, 1/10/29(k)		400,000	415,392
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§		298,000	302,410
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	303,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§		300,000	302,573
2.889%, 6/9/32§		300,000	259,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	524,095
Standard Chartered plc
6.301%, 1/9/29§		500,000	517,900
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29		751,000	766,537
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	297,515
5.500%, 3/9/28§		300,000	307,389
Toronto-Dominion Bank (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34(k)(x)		104,000	103,083
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	346,044
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		500,000	491,647
(SOFR + 1.74%), 5.574%, 7/25/29(k)		500,000	512,124
(SOFR + 1.79%), 6.303%, 10/23/29(k)		100,000	105,114
(SOFR + 1.50%), 3.350%, 3/2/33(k)		462,000	413,666
(SOFR + 1.78%), 5.499%, 1/23/35(k)		9,000	9,070
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	109,668
Wells Fargo Bank NA
(SOFR + 0.71%), 5.089%, 1/15/26(k)		250,000	250,749
(SOFR + 1.07%), 5.441%, 12/11/26(k)		400,000	404,414

			33,083,775

Capital Markets (1.1%)
BGC Group, Inc.
6.150%, 4/2/30§		400,000	398,450
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	757,666
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	317,136
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)		159,000	163,383
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.137%, 3/18/27(k)		500,000	500,673
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 6.311%, 10/28/27(k)		700,000	708,611
(SOFR + 1.27%), 5.727%, 4/25/30(k)		300,000	309,258
(SOFR + 1.14%), 4.692%, 10/23/30(k)		500,000	496,641
(SOFR + 1.28%), 2.615%, 4/22/32(k)		336,000	293,054
(SOFR + 1.26%), 2.650%, 10/21/32(k)		23,000	19,808
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)		294,000	284,248
Moody’s Corp.
5.000%, 8/5/34		155,000	153,690
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27(k)	EUR	229,000	238,661
(SOFR + 1.73%), 5.123%, 2/1/29(k)		$400,000	405,273
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	509,795
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30(k)	EUR	400,000	440,626
(SOFR + 1.10%), 4.654%, 10/18/30(k)		$200,000	197,874
(SOFR + 1.18%), 2.239%, 7/21/32(k)		89,000	75,502
(SOFR + 1.56%), 5.320%, 7/19/35(k)		300,000	299,358
Nasdaq, Inc.
5.350%, 6/28/28		265,000	270,825
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	873,825
(SOFR + 1.25%), 5.596%, 7/2/27(k)		500,000	502,349
5.842%, 1/18/28		200,000	204,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
S&P Global, Inc.
4.750%, 8/1/28		$16,000	$16,168
4.250%, 5/1/29		71,000	70,313
Stifel Financial Corp.
4.000%, 5/15/30		900,000	858,124
UBS Group AG
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	400,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	705,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	308,023
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		600,000	613,207

			11,393,725

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	675,988
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 6.314%, 1/15/67(k)§		1,070,000	747,519
Ally Financial, Inc.
5.800%, 5/1/25		500,000	500,301
2.200%, 11/2/28		800,000	725,154
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	183,331
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)		436,000	432,603
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)		400,000	403,796
(SOFR + 1.00%), 5.098%, 2/16/28(k)		298,000	301,489
American Honda Finance Corp.
4.800%, 3/5/30		287,000	286,251
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	509,310
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	76,140
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	219,491
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	301,014
Ford Motor Credit Co. LLC
5.125%, 6/16/25(x)		600,000	599,460
3.250%, 9/15/25	EUR	600,000	648,916
6.125%, 3/8/34		$299,000	286,191
General Motors Financial Co., Inc.
5.050%, 4/4/28		4,000	3,998
5.750%, 2/8/31		301,000	303,298
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	267,716
5.950%, 6/11/29§		17,000	17,134
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31(k)		91,000	90,287
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	498,587

			8,077,974

Financial Services (0.2%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	513,935
Fiserv, Inc.
3.500%, 7/1/29		409,000	388,985
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	502,772
Mastercard, Inc.
4.550%, 1/15/35		213,000	206,556
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	203,772
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	410,527
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		385,000	372,177

			2,598,724

Insurance (0.6%)
Arthur J Gallagher & Co.
5.000%, 2/15/32(x)		400,000	399,203
Athene Global Funding
5.620%, 5/8/26§		353,000	356,319
5.349%, 7/9/27§		500,000	505,911
5.322%, 11/13/31§		600,000	599,334
Corebridge Global Funding
5.900%, 9/19/28§		400,000	413,981
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30		200,000	200,075
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	600,647
5.050%, 12/7/27§		500,000	508,490
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	210,000
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	505,809
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	496,221
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	499,878
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	766,555
5.100%, 1/25/29§		204,000	206,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		$200,000	$197,429

			6,466,467

Total Financials			61,620,665

Health Care (0.4%)
Health Care Providers & Services (0.3%)
Centene Corp.
4.625%, 12/15/29		400,000	383,184
Cigna Group (The)
4.375%, 10/15/28		165,000	163,607
CommonSpirit Health
5.318%, 12/1/34		700,000	691,845
CVS Health Corp.
4.300%, 3/25/28		12,000	11,833
5.700%, 6/1/34		202,000	203,861
Elevance Health, Inc.
4.950%, 11/1/31		400,000	401,091
HCA, Inc.
5.250%, 6/15/26		47,000	47,138
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	192,453
Quest Diagnostics, Inc.
4.625%, 12/15/29		500,000	497,087
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	596,132

			3,188,231

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	993,974
Bayer US Finance LLC
6.125%, 11/21/26§		200,000	203,502
Roche Holdings, Inc.
4.203%, 9/9/29§		298,000	295,637

			1,493,113

Total Health Care			4,681,344

Industrials (0.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.196%, 2/4/26		400,000	391,354
6.298%, 5/1/29		100,000	104,615
6.388%, 5/1/31		100,000	106,444
6.858%, 5/1/54		500,000	541,263
5.930%, 5/1/60		400,000	375,114
HEICO Corp.
5.250%, 8/1/28		300,000	304,610
Howmet Aerospace, Inc.
4.850%, 10/15/31		500,000	498,254
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		800,000	728,904
Rolls-Royce plc
5.750%, 10/15/27§		500,000	511,265

			3,561,823

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc.
6.250%, 5/6/29		400,000	412,556

Commercial Services & Supplies (0.0%)†
Republic Services, Inc.
4.750%, 7/15/30		283,000	283,020

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§		282,000	281,157

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§		206,000	151,641
ERAC USA Finance LLC
4.600%, 5/1/28§		90,000	90,117
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		161,438	150,602
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		500,000	510,195
Ryder System, Inc.
5.375%, 3/15/29		237,000	241,758

			1,144,313

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	266,441

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	765,024
Flowserve Corp.
2.800%, 1/15/32		202,000	171,807
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	114,945

			1,051,776

Passenger Airlines (0.0%)†
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§		41,000	40,202

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29		500,000	498,977

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26		5,000	4,956
5.950%, 2/15/29§		64,000	65,672
Aviation Capital Group LLC
1.950%, 1/30/26§		192,000	187,273
1.950%, 9/20/26§		62,000	59,445
4.750%, 4/14/27§		20,000	19,999
3.500%, 11/1/27§		23,000	22,213
6.750%, 10/25/28§		500,000	526,141
5.375%, 7/15/29§		400,000	401,982
TTX Co.
5.500%, 9/25/26§		300,000	304,077

			1,591,758

Total Industrials			9,132,023

Information Technology (0.5%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
4.750%, 2/24/30		283,000	286,459

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29		500,000	502,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
CDW LLC
5.100%, 3/1/30	$500,000	$498,394

		1,000,618

IT Services (0.0%)†
International Business Machines Corp.
4.500%, 2/6/26	251,000	251,188
4.900%, 7/27/52	264,000	233,180

		484,368

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
5.050%, 7/12/27	113,000	114,259
4.150%, 2/15/28	46,000	45,541
5.050%, 7/12/29	200,000	202,471
3.419%, 4/15/33§	500,000	443,786
3.469%, 4/15/34§	669,000	586,862
3.137%, 11/15/35§	522,000	432,864
4.926%, 5/15/37§	144,000	138,051

		1,963,834

Software (0.1%)
Infor LLC
1.750%, 7/15/25§	119,000	117,707
Oracle Corp.
4.500%, 5/6/28	200,000	199,746
4.200%, 9/27/29	500,000	489,767
4.650%, 5/6/30	200,000	199,143
5.500%, 8/3/35	236,000	236,343

		1,242,706

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62(x)	202,000	160,220
Dell International LLC
5.300%, 4/1/32	112,000	112,599
5.500%, 4/1/35	227,000	226,413
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	123,000	122,637

		621,869

Total Information Technology		5,599,854

Materials (0.2%)
Chemicals (0.0%)†
Kraton Corp.
5.000%, 7/15/27§	500,000	504,450

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26	800,000	779,696
WRKCo., Inc.
4.000%, 3/15/28	280,000	274,396

		1,054,092

Metals & Mining (0.1%)
Freeport Indonesia PT
4.763%, 4/14/27§	215,000	213,656
Glencore Funding LLC
5.338%, 4/4/27§	81,000	81,902
4.907%, 4/1/28§	102,000	102,354
5.186%, 4/1/30§	45,000	45,247
6.500%, 10/6/33§	67,000	71,525

		514,684

Total Materials		2,073,226

Real Estate (0.6%)
Diversified REITs (0.0%)†
GLP Capital LP (REIT)
4.000%, 1/15/31	66,000	61,520
3.250%, 1/15/32	176,000	152,417

		213,937

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	700,000	630,368

Industrial REITs (0.0%)†
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	500,000	491,178

Office REITs (0.2%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	700,000	682,011
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,000,000	999,140

		1,681,151

Specialized REITs (0.3%)
American Tower Corp. (REIT)
3.650%, 3/15/27	80,000	78,476
5.800%, 11/15/28	700,000	723,830
5.200%, 2/15/29	114,000	115,595
2.100%, 6/15/30	54,000	47,100
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	800,000	789,585
5.600%, 6/1/29	68,000	69,407
EPR Properties (REIT)
3.600%, 11/15/31	800,000	712,728
Equinix, Inc. (REIT)
2.500%, 5/15/31	800,000	696,729

		3,233,450

Total Real Estate		6,250,084

Utilities (1.4%)
Electric Utilities (0.9%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31	800,000	705,590
Avangrid, Inc.
3.800%, 6/1/29	900,000	864,655
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§	200,000	200,112
Comision Federal de Electricidad
4.688%, 5/15/29§	222,000	212,827
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41	154,000	119,894
Edison International
6.250%, 3/15/30	400,000	404,856
Enel Finance International NV
2.500%, 7/12/31(e)§	800,000	685,177
5.500%, 6/26/34§	297,000	296,674
Eversource Energy
5.000%, 1/1/27	500,000	502,957
Florida Power & Light Co.
5.300%, 6/15/34	97,000	98,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.136%, 5/8/25(k)		$400,000	$400,206
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	664,272
Kallpa Generacion SA
5.875%, 1/30/32§		200,000	203,430
NRG Energy, Inc.
7.000%, 3/15/33(x)§		238,000	256,413
Pacific Gas and Electric Co.
3.500%, 6/15/25(x)		700,000	697,823
3.150%, 1/1/26		600,000	592,288
2.950%, 3/1/26		600,000	589,154
5.550%, 5/15/29		256,000	259,297
6.400%, 6/15/33		100,000	104,138
PacifiCorp
5.300%, 2/15/31		500,000	509,200
Southern California Edison Co.
5.150%, 6/1/29		500,000	502,498
5.950%, 11/1/32		400,000	409,663
Swepco Storm Recovery
Funding LLC
4.880%, 9/1/39		400,000	395,989
System Energy Resources, Inc.
5.300%, 12/15/34		400,000	393,003
Terraform Global Operating LP
6.125%, 3/1/26§		12,000	11,970
Vistra Operations Co. LLC
5.050%, 12/30/26§		6,000	6,024
6.950%, 10/15/33§		232,000	249,320

			10,336,269

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	617,985

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	128,674
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		239,614	236,978

			365,652

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	486,250
Ameren Corp.
5.000%, 1/15/29(x)		500,000	503,795
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	243,019
Dominion Energy, Inc.
Series C
2.250%, 8/15/31		800,000	679,570
DTE Energy Co.
5.100%, 3/1/29		500,000	506,180
National Grid plc
5.602%, 6/12/28		300,000	307,019
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	507,421
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	553,989

			3,787,243

Total Utilities			15,107,149

Total Corporate Bonds			135,594,061

Foreign Government Securities (0.9%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	250,746
Federative Republic of Brazil
6.125%, 3/15/34		500,000	486,625
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	645,367
2.300%, 12/20/54		80,000,000	512,608
2.200%, 3/20/64		44,000,000	260,302
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	871,223
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	497,690
5.000%, 1/18/53§		500,000	426,740
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 35.196%, 4/12/25(k)(m)(r)	ARS	240,000	193
Republic of Colombia
3.125%, 4/15/31		$235,000	190,820
Republic of Panama
9.375%, 4/1/29		190,000	211,375
Republic of Peru
6.950%, 8/12/31(m)	PEN	1,300,000	377,729
6.150%, 8/12/32§		2,300,000	627,988
Republic of South Africa
7.100%, 11/19/36§		$400,000	388,100
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	642,275
State of Israel Government Bond
5.375%, 2/19/30		$200,000	201,419
5.500%, 3/12/34		500,000	495,250
State of Qatar
5.103%, 4/23/48§		800,000	765,500
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	955,000	1,066,681
United Mexican States
6.875%, 5/13/37		$400,000	409,400

Total Foreign Government Securities			9,328,031

Mortgage-Backed Securities (12.0%)
FHLMC
4.170%, 4/1/28		300,000	299,163
4.380%, 5/1/28		900,000	898,964
6.981%, 11/1/31(l)		725	737
5.500%, 1/1/35		18,982	19,650
5.500%, 7/1/35		13,496	13,940
4.000%, 7/1/44		128,298	123,211
4.000%, 2/1/46		194,726	187,149
4.500%, 10/1/48		121,029	117,823
4.500%, 11/1/48		199,102	193,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 11/1/48	$71,525	$71,542
FHLMC UMBS
3.500%, 9/1/49	243,570	222,783
3.500%, 10/1/49	236,556	216,367
3.500%, 11/1/49	89,939	82,263
3.500%, 1/1/50	356,990	326,746
2.000%, 6/1/51	182,067	145,197
2.000%, 3/1/52	925,101	741,809
3.000%, 3/1/52	602,557	526,785
2.500%, 4/1/52	1,087,866	914,788
3.500%, 4/1/52	87,728	79,062
3.000%, 5/1/52	654,890	567,626
5.000%, 6/1/52	88,950	87,609
4.500%, 1/1/53	53,290	51,030
5.000%, 5/1/53	382,845	375,752
5.000%, 6/1/53	704,797	691,739
4.500%, 7/1/53	294,640	281,956
4.500%, 10/1/53	858,506	821,548
5.500%, 11/1/53	178,588	178,605
4.500%, 2/1/54	3,802,160	3,634,915
FNMA
6.532%, 1/1/28(l)	837	843
4.378%, 3/1/33(l)	5,212	5,079
6.842%, 1/1/36(l)	11,795	12,175
6.460%, 2/1/37(l)	37,946	39,023
7.010%, 12/1/40(l)	742	750
FNMA UMBS
2.500%, 5/1/30	3,054	2,963
2.500%, 8/1/31	143,759	137,692
2.500%, 11/1/31	204,446	195,558
2.500%, 12/1/31	83,159	79,470
2.500%, 1/1/32	201,885	193,578
2.500%, 2/1/32	9,430	9,011
5.500%, 4/1/33	16,748	17,242
5.500%, 7/1/33	15,980	16,455
5.500%, 4/1/34	8,951	9,228
5.500%, 5/1/34	6,346	6,542
5.500%, 11/1/34	26,156	27,006
5.500%, 2/1/35	96,974	100,061
4.500%, 8/1/35	4,060	4,024
5.000%, 10/1/35	7,569	7,656
5.000%, 7/1/36	7,949	8,040
5.000%, 12/1/39	22,732	23,007
4.000%, 12/1/40	76,589	73,601
4.500%, 3/1/41	11,405	11,251
4.500%, 7/1/41	1,081	1,067
3.500%, 2/1/42	52,570	49,135
3.500%, 11/1/42	552,411	516,155
3.500%, 1/1/43	92,476	86,248
3.500%, 4/1/43	322,953	301,127
4.000%, 10/1/43	297,608	284,187
3.000%, 5/1/45	27,428	24,450
3.500%, 3/1/48	607,334	556,450
3.500%, 5/1/48	510,406	467,165
4.500%, 9/1/48	235,443	228,912
3.500%, 10/1/49	248,858	227,620
3.500%, 11/1/49	197,888	181,000
3.500%, 1/1/50	310,866	284,238
3.000%, 4/1/51	1,703,064	1,476,664
2.000%, 7/1/51	1,004,572	801,139
2.000%, 12/1/51	1,403,795	1,116,884
2.500%, 1/1/52	307,543	258,826
3.000%, 2/1/52	733,675	641,645
2.500%, 3/1/52	667,927	562,122
3.000%, 3/1/52	929,074	812,244
3.500%, 3/1/52	189,597	170,868
2.500%, 4/1/52	655,690	550,856
2.500%, 5/1/52	926,482	778,499
4.500%, 3/1/53	57,616	55,172
5.000%, 4/1/53	697,630	684,923
4.500%, 5/1/53	441,883	425,126
5.000%, 5/1/53	513,551	504,036
5.000%, 6/1/53	442,799	434,595
4.500%, 1/1/54	1,695,583	1,621,529
5.500%, 3/1/54	192,138	191,856
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 4/25/55 TBA	24,800,000	21,467,500
3.500%, 4/25/55 TBA	600,000	540,516
5.000%, 4/25/55 TBA	14,400,000	14,098,500
5.500%, 4/25/55 TBA	2,738,786	2,733,223
6.000%, 4/25/55 TBA	1,473,964	1,496,073
6.500%, 4/25/55 TBA	234,639	241,880
3.500%, 5/25/55 TBA	14,900,000	13,416,985
4.000%, 5/25/55 TBA	19,007,000	17,667,600
4.500%, 5/25/55 TBA	3,800,000	3,630,484
5.500%, 5/25/55 TBA	22,200,000	22,135,829
6.000%, 6/25/55 TBA	600,000	607,898
GNMA
4.625%, 7/20/27(l)	174	174
3.000%, 5/15/43	106,604	96,273
3.000%, 7/15/45	83,167	74,465
3.000%, 5/20/46	109,942	98,696
3.500%, 10/15/49	69,980	64,357
3.500%, 1/15/50	15,698	14,432
3.500%, 2/15/50	128,717	118,335
5.500%, 4/20/53	595,755	599,179
3.000%, 4/15/55 TBA	523,093	462,734
4.500%, 4/15/55 TBA	1,002,723	961,047
5.000%, 4/15/55 TBA	1,875,000	1,842,773
5.500%, 4/15/55 TBA	496,000	496,775
6.000%, 4/15/55 TBA	1,169,544	1,186,448
3.500%, 5/15/55 TBA	1,230,000	1,120,933

Total Mortgage-Backed Securities		132,320,690

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	503,533
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	704,637
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	271,311
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	404,412
University of California
3.071%, 5/15/51	335,000	219,567

Total Municipal Bonds		2,103,460

U.S. Government Agency Securities (46.7%)
FFCB
4.250%, 9/30/25	15,466,000	15,460,539
4.625%, 3/5/26	8,000,000	8,037,686
4.375%, 6/23/26	20,000,000	20,080,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 7/6/26	$10,000,000	$10,042,681
4.625%, 7/17/26	3,010,000	3,032,127
4.500%, 5/20/27	30,063,000	30,378,842
4.750%, 4/30/29	5,957,000	6,125,984
FHLB
4.625%, 6/6/25	4,555,000	4,556,853
1.875%, 9/11/26	20,000,000	19,397,366
4.625%, 11/17/26	10,500,000	10,600,209
4.125%, 1/15/27	30,300,000	30,377,316
4.000%, 6/30/28	615,000	615,747
3.250%, 11/16/28	12,910,000	12,641,543
4.750%, 12/8/28	25,290,000	25,937,482
FHLMC
0.375%, 7/21/25	30,000,000	29,639,544
0.375%, 9/23/25	30,000,000	29,446,071
0.800%, 10/28/26	3,000,000	2,852,277
6.750%, 9/15/29	39,000,000	43,284,033
6.750%, 3/15/31	2,510,000	2,849,922
6.250%, 7/15/32	47,700,000	53,700,593
FNMA
1.875%, 9/24/26	25,816,000	25,030,997
6.250%, 5/15/29	25,664,000	27,832,041
7.250%, 5/15/30	10,000,000	11,435,711
0.875%, 8/5/30	30,000,000	25,439,217
6.625%, 11/15/30	14,000,000	15,747,175
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	19,943,276
7.125%, 5/1/30	13,000,000	14,790,704
1.500%, 9/15/31	6,700,000	5,608,740
Series B
4.700%, 7/15/33	7,658,000	7,763,740

Total U.S. Government Agency Securities		512,649,402

U.S. Treasury Obligations (30.0%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	196,210
4.375%, 11/15/39	200,000	198,202
4.625%, 2/15/40	200,000	203,496
1.375%, 11/15/40	10,200,000	6,599,424
1.875%, 2/15/41	4,800,000	3,353,171
1.750%, 8/15/41	463,600	312,820
3.750%, 8/15/41	94,000	85,328
2.000%, 11/15/41	422,500	295,462
2.375%, 2/15/42	469,000	346,722
3.000%, 5/15/42	1,010,500	819,419
3.250%, 5/15/42	3,170,500	2,668,557
4.000%, 11/15/42	720,400	669,315
3.875%, 2/15/43	274,500	250,229
3.875%, 5/15/43	700,000	636,574
3.625%, 8/15/43	363,600	318,187
4.375%, 8/15/43	680,100	660,370
3.750%, 11/15/43	421,000	374,280
4.750%, 11/15/43	1,008,700	1,026,753
3.625%, 2/15/44	1,055,000	919,137
4.500%, 2/15/44	94,500	93,020
3.375%, 5/15/44	500,000	418,690
4.625%, 5/15/44	991,200	990,600
3.125%, 8/15/44	4,177,600	3,355,157
3.000%, 11/15/44	483,700	379,431
2.875%, 8/15/45	2,700,000	2,058,686
3.000%, 5/15/47	1,800,000	1,376,182
2.750%, 8/15/47	100,000	72,785
3.000%, 2/15/48	400,000	303,477
3.375%, 11/15/48	100,000	80,776
3.000%, 2/15/49	100,000	75,250
2.250%, 8/15/49	300,000	192,465
2.375%, 11/15/49	100,000	65,808
2.000%, 2/15/50	300,000	180,505
1.875%, 2/15/51	1,341,000	772,955
2.000%, 8/15/51	1,457,400	863,065
2.875%, 5/15/52	571,800	412,888
3.625%, 5/15/53	291,200	244,046
4.125%, 8/15/53	558,200	511,843
4.750%, 11/15/53	271,800	276,446
4.250%, 2/15/54	780,100	731,423
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	539,612	407,786
1.000%, 2/15/46 TIPS	134,070	105,276
0.875%, 2/15/47 TIPS	131,599	99,181
1.000%, 2/15/49 TIPS	126,243	95,551
0.250%, 2/15/50 TIPS	370,686	224,902
0.125%, 2/15/51 TIPS	1,220,160	697,170
0.125%, 2/15/52 TIPS	228,232	128,459
1.500%, 2/15/53 TIPS	213,738	177,089
2.125%, 2/15/54 TIPS	258,770	247,313
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS	2,143,312	2,147,002
0.125%, 10/15/25 TIPS	1,958,896	1,960,544
1.250%, 4/15/28 TIPS	8,260,824	8,260,029
0.250%, 7/15/29 TIPS	1,864,837	1,785,617
0.125%, 7/15/31 TIPS	2,014,925	1,848,215
0.125%, 1/15/32 TIPS	572,995	517,804
U.S. Treasury Notes
4.625%, 6/30/26	27,091,900	27,289,850
4.125%, 9/30/27	686,200	689,770
3.875%, 11/30/27	2,660,100	2,656,981
3.875%, 12/31/27	837,600	836,783
4.625%, 9/30/28	3,202,000	3,273,819
4.875%, 10/31/28	3,889,000	4,009,331
3.125%, 11/15/28	6,906,600	6,715,220
4.375%, 11/30/28	14,939,500	15,158,954
3.750%, 12/31/28	22,354,600	22,202,303
4.000%, 1/31/29	9,864,900	9,882,600
4.250%, 2/28/29	596,700	603,099
4.625%, 4/30/29	2,260,400	2,316,942
4.500%, 5/31/29	10,309,300	10,521,554
4.250%, 6/30/29	828,100	837,400
2.625%, 7/31/29	9,142,800	8,659,724
4.000%, 7/31/29	12,715,200	12,734,796
1.625%, 8/15/29	12,614,400	11,452,248
4.000%, 10/31/29	5,301,100	5,306,165
3.875%, 11/30/29	7,105,400	7,074,636
0.625%, 5/15/30	16,780,300	14,175,405
4.250%, 2/28/31	8,725,600	8,813,530
4.500%, 11/15/33	32,770,900	33,481,229
4.000%, 2/15/34	21,038,500	20,704,863
4.375%, 5/15/34	19,652,500	19,871,030
3.875%, 8/15/34	18,028,900	17,528,526
4.250%, 11/15/34	5,878,000	5,880,755
4.625%, 2/15/35	3,776,300	3,890,760
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS	300,000	144,867
0.000%, 5/15/41 STRIPS	100,000	46,318
0.000%, 8/15/41 STRIPS	200,000	91,342

Total U.S. Treasury Obligations		328,941,892

Total Long-Term Debt Securities (107.8%) (Cost $1,201,653,070)		1,183,353,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)†
Alimentation Couche-Tard, Inc.
4.61%, 4/14/25(n)(p)§		$100,000	$99,821

Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 10/1/25(p)	BRL	1,800,000	294,219

	Number of Shares		Value (Note 1)
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund
4.21% (7 day yield) (xx)		100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares
4.29% (7 day yield) (xx)		2,051,540	2,051,540

Total Investment Companies			2,151,540

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
4.10%, 4/29/25(p)(v)(w)		$1,500,000	1,495,062
4.17%, 5/15/25(p)		1,925,800	1,915,825
4.17%, 6/5/25(p)		2,802,900	2,781,658

Total U.S. Treasury Obligations			6,192,545

Total Short-Term Investments (0.8%) (Cost $8,730,896)			8,738,125

Total Investments in Securities (108.6%) (Cost $1,210,383,966)			1,192,091,149
Other Assets Less Liabilities (-8.6%)			(94,082,687)

Net Assets (100%)			$1,098,008,462

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $96,631,181 or 8.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $4,764,720 or 0.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $261,138.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $282,068.

(x)	All or a portion of security is on loan at March 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $2,103,822. This was collateralized by cash of $2,151,540 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	4	6/2025	EUR	557,216	(11,061)
Euro-OAT	18	6/2025	EUR	2,387,965	(39,382)
Long Gilt	13	6/2025	GBP	1,539,727	(17,839)
U.S. Treasury 2 Year Note	12	6/2025	USD	2,486,063	13,287
U.S. Treasury 5 Year Note	258	6/2025	USD	27,904,313	398,183
U.S. Treasury 10 Year Note	57	6/2025	USD	6,339,469	129,506
U.S. Treasury 10 Year Ultra Note	10	6/2025	USD	1,141,250	13,376
U.S. Treasury Ultra Bond	36	6/2025	USD	4,401,000	23,170

					509,240

Short Contracts
Euro-BTP	(4)	6/2025	EUR	(508,297)	10,059
U.S. Treasury 10 Year Ultra Note	(141)	6/2025	USD	(16,091,625)	(187,463)
U.S. Treasury Long Bond	(44)	6/2025	USD	(5,160,375)	(79,760)

					(257,164)

					252,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	8,488,698	USD	1,476,104	Goldman Sachs Bank USA**	4/2/2025	11,458
EUR	5,781,000	USD	6,235,387	JPMorgan Chase Bank	4/2/2025	15,609
GBP	2,419,000	USD	3,058,133	JPMorgan Chase Bank	4/2/2025	66,610
JPY	84,740,492	USD	561,530	JPMorgan Chase Bank	4/2/2025	3,444
USD	19,375	AUD	30,729	Deutsche Bank AG	4/2/2025	174
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	6,663
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	267
USD	983,386	CAD	1,414,557	Deutsche Bank AG	4/2/2025	406
USD	34,962	GBP	27,000	Barclays Bank plc	4/2/2025	84
USD	1,122,335	JPY	166,400,000	Barclays Bank plc	4/2/2025	12,928
USD	269,086	MYR	1,187,772	Barclays Bank plc**	4/23/2025	1,195
USD	288,766	TWD	9,481,593	JPMorgan Chase Bank**	4/25/2025	2,632
USD	986,579	CAD	1,415,131	JPMorgan Chase Bank	5/2/2025	1,758
USD	3,166,853	GBP	2,444,114	Barclays Bank plc	5/2/2025	9,881
USD	547,793	JPY	81,446,099	Barclays Bank plc	5/2/2025	2,953
USD	216,810	PEN	796,105	JPMorgan Chase Bank**	5/5/2025	311
BRL	6,899,124	USD	1,168,531	JPMorgan Chase Bank**	6/3/2025	24,858
USD	257,911	PEN	936,243	Bank of America**	6/18/2025	3,567
USD	175,485	PEN	643,056	Barclays Bank plc**	6/18/2025	790
USD	45,803	TWD	1,490,013	JPMorgan Chase Bank**	7/16/2025	538
USD	241,721	TWD	7,917,856	JPMorgan Chase Bank**	8/20/2025	536

Total unrealized appreciation						166,662

AUD	2,458,000	USD	1,555,821	Barclays Bank plc	4/2/2025	(19,940)
EUR	625,000	USD	679,402	Barclays Bank plc	4/2/2025	(3,590)
USD	1,509,664	AUD	2,427,271	Barclays Bank plc	4/2/2025	(7,016)
USD	1,168,531	BRL	6,812,536	JPMorgan Chase Bank**	4/2/2025	(25,300)
USD	128,287	DKK	918,538	Barclays Bank plc	4/2/2025	(4,841)
USD	6,720,157	EUR	6,406,000	Deutsche Bank AG	4/2/2025	(206,651)
USD	23,099	GBP	18,000	Bank of America	4/2/2025	(152)
USD	6,072,908	GBP	4,818,114	JPMorgan Chase Bank	4/2/2025	(150,890)
TWD	9,475,118	USD	287,524	JPMorgan Chase Bank**	4/25/2025	(1,584)
USD	313,964	PEN	1,166,470	Goldman Sachs Bank USA**	4/28/2025	(3,316)
AUD	30,729	USD	19,379	Deutsche Bank AG	5/2/2025	(173)
USD	125,854	DKK	870,399	Deutsche Bank AG	5/2/2025	(530)
USD	6,245,526	EUR	5,781,000	JPMorgan Chase Bank	5/2/2025	(15,586)
USD	255,040	JPY	38,300,000	Barclays Bank plc	5/2/2025	(1,171)
USD	561,530	JPY	84,456,358	JPMorgan Chase Bank	5/2/2025	(3,448)
USD	817,068	EUR	775,140	JPMorgan Chase Bank	5/9/2025	(22,793)
MXN	8,496,000	USD	412,016	Bank of America	6/18/2025	(1,134)
MXN	3,192,000	USD	157,963	Goldman Sachs Bank USA	6/18/2025	(3,592)
USD	295,477	BRL	1,800,000	Goldman Sachs Bank USA**	10/2/2025	(6,248)

Total unrealized depreciation						(477,955)

Net unrealized depreciation						(311,293)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$28,179,464	$—	$28,179,464
Collateralized Mortgage Obligations	—	22,209,891	—	22,209,891
Commercial Mortgage-Backed Securities	—	12,026,133	—	12,026,133
Corporate Bonds
Communication Services	—	5,735,975	—	5,735,975
Consumer Discretionary	—	10,498,408	—	10,498,408
Consumer Staples	—	4,883,393	—	4,883,393
Energy	—	10,011,940	—	10,011,940
Financials	—	61,620,665	—	61,620,665
Health Care	—	4,681,344	—	4,681,344
Industrials	—	9,132,023	—	9,132,023
Information Technology	—	5,599,854	—	5,599,854
Materials	—	2,073,226	—	2,073,226
Real Estate	—	6,250,084	—	6,250,084
Utilities	—	15,107,149	—	15,107,149
Foreign Government Securities	—	9,327,838	193	9,328,031
Forward Currency Contracts	—	166,662	—	166,662
Futures	587,581	—	—	587,581
Mortgage-Backed Securities	—	132,320,690	—	132,320,690
Municipal Bonds	—	2,103,460	—	2,103,460
Short-Term Investments
Commercial Paper	—	99,821	—	99,821
Foreign Government Treasury Bill	—	294,219	—	294,219
Investment Companies	2,151,540	—	—	2,151,540
U.S. Treasury Obligations	—	6,192,545	—	6,192,545
U.S. Government Agency Securities	—	512,649,402	—	512,649,402
U.S. Treasury Obligations	—	328,941,892	—	328,941,892

Total Assets	$2,739,121	$1,190,106,078	$193	$1,192,845,392

Liabilities:
Forward Currency Contracts	$—	$(477,955)	$—	$(477,955)
Futures	$(335,505)	$—	$—	$(335,505)

Total Liabilities	$(335,505)	$(477,955)	$—	$(813,460)

Total	$2,403,616	$1,189,628,123	$193	$1,192,031,932

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,139,861
Aggregate gross unrealized depreciation	(38,293,263)

Net unrealized depreciation	$(29,153,402)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,221,185,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	6,600	$241,560
AST SpaceMobile, Inc., Class A(x)*	74,540	1,695,039
ATN International, Inc.	8,530	173,244
Bandwidth, Inc., Class A*	17,680	231,608
Cogent Communications Holdings, Inc.	23,425	1,436,187
Globalstar, Inc.*	26,680	556,545
IDT Corp., Class B	10,100	518,231
Liberty Latin America Ltd., Class A*	24,100	152,553
Liberty Latin America Ltd., Class C*	56,199	348,996
Lumen Technologies, Inc.*	563,240	2,207,901
Shenandoah Telecommunications Co.	26,948	338,736

		7,900,600

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	188,360	540,593
Atlanta Braves Holdings, Inc., Class A*	8,220	360,611
Atlanta Braves Holdings, Inc., Class C*	28,170	1,127,082
Cinemark Holdings, Inc.(x)	62,100	1,545,669
Eventbrite, Inc., Class A*	36,900	77,859
Golden Matrix Group, Inc.(x)*	3,590	7,072
IMAX Corp.*	27,100	714,085
Lions Gate Entertainment Corp., Class A(x)*	30,300	268,155
Lions Gate Entertainment Corp., Class B*	59,900	474,408
LiveOne, Inc.(x)*	3,510	2,453
Madison Square Garden Entertainment Corp., Class A*	23,096	756,163
Marcus Corp. (The)	15,640	261,032
Playstudios, Inc.*	26,630	33,820
Reservoir Media, Inc.*	6,650	50,740
Sphere Entertainment Co.*	14,716	481,508
Vivid Seats, Inc., Class A*	33,510	99,190

		6,800,440

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	52,880	229,499
Cargurus, Inc., Class A*	50,100	1,459,413
Cars.com, Inc.*	41,400	466,578
EverQuote, Inc., Class A*	15,130	396,255
fuboTV, Inc.*	191,840	560,173
Getty Images Holdings, Inc.*	12,240	21,175
Grindr, Inc.*	15,230	272,617
MediaAlpha, Inc., Class A*	13,370	123,539
Nextdoor Holdings, Inc.*	63,110	96,558
Outbrain, Inc.*	14,940	55,726
QuinStreet, Inc.*	27,250	486,140
Shutterstock, Inc.	18,170	338,507
System1, Inc.*	4,760	1,815
TrueCar, Inc.*	49,990	78,984
Vimeo, Inc.*	72,200	379,772
Yelp, Inc., Class A*	36,620	1,356,039
Ziff Davis, Inc.*	25,318	951,451
ZipRecruiter, Inc., Class A*	40,300	237,367

		7,511,608

Media (0.7%)
Advantage Solutions, Inc.*	58,050	87,655
AMC Networks, Inc., Class A*	21,230	146,062
Boston Omaha Corp., Class A*	12,940	188,665
Cable One, Inc.	3,170	842,491
Cardlytics, Inc.*	23,240	42,297
Clear Channel Outdoor Holdings, Inc.*	188,600	209,346
EchoStar Corp., Class A(x)*	65,765	1,682,269
Emerald Holding, Inc.	6,950	27,313
Entravision Communications Corp., Class A	56,860	119,406
EW Scripps Co. (The), Class A*	56,722	167,897
Gambling.com Group Ltd.*	9,530	120,269
Gannett Co., Inc.*	108,089	312,377
Gray Media, Inc.	44,400	191,808
Ibotta, Inc., Class A*	8,580	362,076
iHeartMedia, Inc., Class A*	93,120	153,648
Integral Ad Science Holding Corp.*	40,580	327,075
John Wiley & Sons, Inc., Class A	19,340	861,790
Magnite, Inc.*	72,383	825,890
National CineMedia, Inc.*	9,640	56,298
PubMatic, Inc., Class A*	21,000	191,940
Scholastic Corp.	14,960	282,445
Sinclair, Inc.	25,390	404,463
Stagwell, Inc., Class A*	57,810	349,750
TechTarget, Inc.*	15,200	225,112
TEGNA, Inc.	83,740	1,525,743
Thryv Holdings, Inc.*	16,580	212,390
Townsquare Media, Inc., Class A	1,600	13,024
WideOpenWest, Inc.*	37,940	187,803

		10,117,302

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	26,000	224,120
Spok Holdings, Inc.	5,620	92,393
Telephone and Data Systems, Inc.	52,500	2,033,850

		2,350,363

Total Communication Services		34,680,313

Consumer Discretionary (9.0%)
Automobile Components (1.1%)
Adient plc*	49,900	641,714
American Axle & Manufacturing Holdings, Inc.*	62,675	255,087
Cooper-Standard Holdings, Inc.*	3,440	52,701
Dana, Inc.	60,625	808,131
Dorman Products, Inc.*	15,300	1,844,262
Fox Factory Holding Corp.*	22,600	527,484
Gentherm, Inc.*	16,900	451,906
Goodyear Tire & Rubber Co. (The)*	164,623	1,521,117
Holley, Inc.*	37,390	96,092
LCI Industries	13,470	1,177,682
Luminar Technologies, Inc., Class A(x)*	9,765	52,633
Modine Manufacturing Co.*	28,190	2,163,583
Patrick Industries, Inc.(x)	16,957	1,433,884
Phinia, Inc.	25,510	1,082,389
Solid Power, Inc.(x)*	104,840	110,082
Standard Motor Products, Inc.	12,900	321,597
Stoneridge, Inc.*	13,300	61,047
Visteon Corp.*	16,100	1,249,682
XPEL, Inc.(m)*	12,080	354,911

		14,205,984

Automobiles (0.1%)
Livewire Group, Inc.*	2,610	5,220
Winnebago Industries, Inc.	17,446	601,189

		606,409

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,120	3,405
Groupon, Inc.*	22,040	413,691
Savers Value Village, Inc.*	16,460	113,574

		530,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.0%)†
A-Mark Precious Metals, Inc.	10,710	$271,713
GigaCloud Technology, Inc., Class A*	13,180	187,156
Weyco Group, Inc.	470	14,325

		473,194

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	19,340	1,946,378
American Public Education, Inc.*	1,960	43,747
Carriage Services, Inc., Class A	8,530	330,538
Chegg, Inc.*	62,700	40,078
Coursera, Inc.*	70,150	467,199
European Wax Center, Inc., Class A*	19,570	77,301
Frontdoor, Inc.*	41,700	1,602,114
Graham Holdings Co., Class B	1,730	1,662,288
Laureate Education, Inc.*	70,400	1,439,680
Lincoln Educational Services Corp.*	3,740	59,354
Mister Car Wash, Inc.*	52,590	414,935
Nerdy, Inc.(x)*	70,970	100,777
OneSpaWorld Holdings Ltd.	56,420	947,292
Perdoceo Education Corp.	38,800	976,984
Strategic Education, Inc.	12,764	1,071,665
Stride, Inc.*	23,284	2,945,426
Udemy, Inc.*	53,700	416,712
Universal Technical Institute, Inc.*	21,150	543,132

		15,085,600

Hotels, Restaurants & Leisure (1.9%)
Accel Entertainment, Inc., Class A*	22,190	220,125
Biglari Holdings, Inc., Class B*	631	136,637
BJ’s Restaurants, Inc.*	12,134	415,711
Bloomin’ Brands, Inc.	46,890	336,201
Brinker International, Inc.*	23,210	3,459,451
Cheesecake Factory, Inc. (The)	25,821	1,256,450
Cracker Barrel Old Country Store, Inc.(x)	13,801	535,755
Dave & Buster’s Entertainment, Inc.*	18,110	318,193
Denny’s Corp.*	30,250	111,017
Despegar.com Corp.*	34,530	648,819
Dine Brands Global, Inc.	6,351	147,788
El Pollo Loco Holdings, Inc.*	20,130	207,339
Everi Holdings, Inc.*	37,000	505,790
First Watch Restaurant Group, Inc.*	16,650	277,222
Full House Resorts, Inc.(x)*	1,870	7,817
Global Business Travel Group I*	70,480	511,685
Golden Entertainment, Inc.	10,620	280,262
Hilton Grand Vacations, Inc.*	42,200	1,578,702
Inspired Entertainment, Inc.*	5,590	47,739
International Game Technology plc	71,210	1,157,875
Jack in the Box, Inc.	10,549	286,827
Krispy Kreme, Inc.	43,221	212,647
Kura Sushi USA, Inc., Class A(x)*	2,660	136,192
Life Time Group Holdings, Inc.*	33,050	998,110
Lindblad Expeditions Holdings, Inc.*	22,420	207,833
Monarch Casino & Resort, Inc.	6,700	520,925
Nathan’s Famous, Inc.	680	65,535
ONE Group Hospitality, Inc. (The)(x)*	2,810	8,402
Papa John’s International, Inc.	18,742	769,921
PlayAGS, Inc.*	10,720	129,819
Portillo’s, Inc., Class A*	22,690	269,784
Potbelly Corp.*	2,100	19,971
RCI Hospitality Holdings, Inc.	4,740	203,536
Red Rock Resorts, Inc., Class A	27,200	1,179,664
Rush Street Interactive, Inc.*	39,520	423,654
Sabre Corp.*	188,520	529,741
Shake Shack, Inc., Class A*	20,300	1,789,851
Six Flags Entertainment Corp.	51,637	1,841,892
Super Group SGHC Ltd.	84,680	545,339
Sweetgreen, Inc., Class A*	52,321	1,309,071
Target Hospitality Corp.*	23,200	152,656
United Parks & Resorts, Inc.*	20,800	945,568
Vacasa, Inc., Class A*	950	5,111
Xponential Fitness, Inc., Class A*	16,870	140,527

		24,853,154

Household Durables (1.9%)
Beazer Homes USA, Inc.*	16,030	326,852
Cavco Industries, Inc.*	4,330	2,249,998
Century Communities, Inc.	15,100	1,013,210
Champion Homes, Inc.*	28,700	2,719,612
Cricut, Inc., Class A	31,570	162,585
Dream Finders Homes, Inc., Class A*	12,960	292,378
Ethan Allen Interiors, Inc.	9,554	264,646
Flexsteel Industries, Inc.	330	12,048
GoPro, Inc., Class A*	98,210	65,103
Green Brick Partners, Inc.*	17,660	1,029,755
Hamilton Beach Brands Holding Co., Class A	440	8,549
Helen of Troy Ltd.*	12,298	657,820
Hooker Furnishings Corp.	710	7,128
Hovnanian Enterprises, Inc., Class A*	2,140	224,079
Installed Building Products, Inc.	13,300	2,280,418
iRobot Corp.(x)*	27,720	74,844
KB Home	36,630	2,128,936
Landsea Homes Corp.*	10,600	68,052
La-Z-Boy, Inc.	21,459	838,832
Legacy Housing Corp.*	4,690	118,282
LGI Homes, Inc.*	13,000	864,110
Lifetime Brands, Inc.	710	3,500
Lovesac Co. (The)*	7,310	132,896
M/I Homes, Inc.*	14,550	1,661,319
Meritage Homes Corp.	39,318	2,786,860
Purple Innovation, Inc., Class A*	42,060	31,932
Sonos, Inc.*	65,753	701,585
Taylor Morrison Home Corp., Class A*	56,920	3,417,477
Traeger, Inc.*	18,910	31,769
Tri Pointe Homes, Inc.*	51,461	1,642,635

		25,817,210

Leisure Products (0.4%)
Acushnet Holdings Corp.	15,600	1,071,096
AMMO, Inc.(x)*	24,590	33,934
Clarus Corp.	27,054	101,452
Escalade, Inc.(x)	470	7,191
Funko, Inc., Class A*	16,910	116,003
JAKKS Pacific, Inc.	3,690	91,032
Johnson Outdoors, Inc., Class A	5,110	126,932
Latham Group, Inc.*	37,290	239,775
Malibu Boats, Inc., Class A*	12,000	368,160
Marine Products Corp.	5,630	47,236
MasterCraft Boat Holdings, Inc.*	9,930	170,995
Peloton Interactive, Inc., Class A*	189,920	1,200,294
Smith & Wesson Brands, Inc.	22,035	205,366
Solo Brands, Inc., Class A*	16,750	2,811
Sturm Ruger & Co., Inc.	10,700	420,403
Topgolf Callaway Brands Corp.*	79,653	524,913

		4,727,593

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A*	16,270	95,993
Abercrombie & Fitch Co., Class A*	28,250	2,157,452
Academy Sports & Outdoors, Inc.	39,400	1,797,034
American Eagle Outfitters, Inc.	97,640	1,134,577
America’s Car-Mart, Inc.*	3,340	151,603
Arhaus, Inc., Class A*	28,770	250,299
Arko Corp.	46,450	183,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Asbury Automotive Group, Inc.*	10,332	$2,281,719
BARK, Inc.*	21,290	29,593
Beyond, Inc.*	23,300	135,140
Boot Barn Holdings, Inc.*	16,020	1,721,029
Buckle, Inc. (The)	16,339	626,110
Build-A-Bear Workshop, Inc.	7,130	265,022
Caleres, Inc.	18,863	325,009
Camping World Holdings, Inc., Class A	30,790	497,566
Citi Trends, Inc.*	1,580	34,973
Designer Brands, Inc., Class A	23,750	86,688
Destination XL Group, Inc.*	18,870	27,550
EVgo, Inc., Class A*	55,060	146,460
Foot Locker, Inc.*	52,350	738,135
Genesco, Inc.*	9,167	194,615
Group 1 Automotive, Inc.	7,507	2,867,299
GrowGeneration Corp.*	47,170	50,944
Haverty Furniture Cos., Inc.	7,570	149,280
J Jill, Inc.	6,340	123,820
Lands’ End, Inc.*	6,660	67,799
Leslie’s, Inc.*	94,900	69,799
MarineMax, Inc.*	11,500	247,250
Monro, Inc.	17,704	256,177
National Vision Holdings, Inc.*	44,892	573,720
ODP Corp. (The)*	23,710	339,764
OneWater Marine, Inc., Class A*	3,170	51,291
Petco Health & Wellness Co., Inc., Class A*	54,130	165,096
RealReal, Inc. (The)*	54,980	296,342
Revolve Group, Inc., Class A*	18,600	399,714
RumbleON, Inc., Class B*	1,643	4,633
Sally Beauty Holdings, Inc.*	68,800	621,264
Shoe Carnival, Inc.	13,000	285,870
Signet Jewelers Ltd.	23,370	1,356,862
Sleep Number Corp.*	16,770	106,322
Sonic Automotive, Inc., Class A	7,845	446,851
Stitch Fix, Inc., Class A*	74,480	242,060
ThredUp, Inc., Class A*	10,740	25,883
Tile Shop Holdings, Inc.*	2,790	18,079
Tilly’s, Inc., Class A*	2,720	5,984
Torrid Holdings, Inc.*	10,490	57,485
Upbound Group, Inc.	34,203	819,504
Urban Outfitters, Inc.*	33,560	1,758,544
Victoria’s Secret & Co.*	44,070	818,821
Warby Parker, Inc., Class A*	47,190	860,274
Winmark Corp.	1,500	476,805
Zumiez, Inc.*	11,020	164,088

		26,607,669

Textiles, Apparel & Luxury Goods (0.5%)
Figs, Inc., Class A*	64,300	295,137
G-III Apparel Group Ltd.*	24,300	664,605
Hanesbrands, Inc.*	188,060	1,085,106
Kontoor Brands, Inc.	29,940	1,920,052
Movado Group, Inc.	7,950	132,924
Oxford Industries, Inc.	8,800	516,296
Rocky Brands, Inc.	470	8,164
Steven Madden Ltd.	39,530	1,053,079
Superior Group of Cos., Inc.	1,130	12,362
Vera Bradley, Inc.*	5,710	12,848
Wolverine World Wide, Inc.	45,080	627,063

		6,327,636

Total Consumer Discretionary		119,235,119

Consumer Staples (3.2%)
Beverages (0.4%)
MGP Ingredients, Inc.	8,470	248,848
National Beverage Corp.	10,840	450,294
Primo Brands Corp.	109,440	3,884,026
Vita Coco Co., Inc. (The)*	20,150	617,597

		5,200,765

Consumer Staples Distribution & Retail (1.1%)
Andersons, Inc. (The)	16,309	700,145
Chefs’ Warehouse, Inc. (The)*	18,830	1,025,482
HF Foods Group, Inc.*	14,720	72,128
Ingles Markets, Inc., Class A	7,600	494,988
Natural Grocers by Vitamin Cottage, Inc.	13,950	560,790
PriceSmart, Inc.	13,622	1,196,693
SpartanNash Co.	16,870	341,786
Sprouts Farmers Market, Inc.*	54,490	8,317,354
United Natural Foods, Inc.*	28,688	785,764
Village Super Market, Inc., Class A	6,810	258,848
Weis Markets, Inc.	8,451	651,150

		14,405,128

Food Products (1.0%)
Alico, Inc.	2,920	87,133
B&G Foods, Inc.(x)	41,590	285,723
Beyond Meat, Inc.(x)*	37,910	115,626
BRC, Inc., Class A*	50,450	105,440
Calavo Growers, Inc.	8,040	192,880
Cal-Maine Foods, Inc.	21,964	1,996,528
Dole plc	38,210	552,135
Forafric Global plc(x)*	680	5,848
Fresh Del Monte Produce, Inc.	18,604	573,561
Hain Celestial Group, Inc. (The)*	69,090	286,723
J & J Snack Foods Corp.	8,703	1,146,359
John B Sanfilippo & Son, Inc.	4,740	335,876
Lancaster Colony Corp.	10,837	1,896,475
Lifeway Foods, Inc.*	3,110	76,040
Limoneira Co.	3,350	59,362
Mama’s Creations, Inc.*	8,050	52,405
Mission Produce, Inc.*	19,870	208,238
Seneca Foods Corp., Class A*	7,760	690,950
Simply Good Foods Co. (The)*	47,830	1,649,657
SunOpta, Inc.*	75,190	365,423
TreeHouse Foods, Inc.*	27,000	731,430
Utz Brands, Inc.	38,520	542,362
Vital Farms, Inc.*	17,910	545,718
Westrock Coffee Co.*	8,140	58,771
WK Kellogg Co.(x)	36,840	734,221

		13,294,884

Household Products (0.3%)
Central Garden & Pet Co.*	2,470	90,550
Central Garden & Pet Co., Class A*	31,201	1,021,209
Energizer Holdings, Inc.	40,380	1,208,170
Oil-Dri Corp. of America	3,560	163,475
WD-40 Co.	7,647	1,865,868

		4,349,272

Personal Care Products (0.3%)
Beauty Health Co. (The)*	51,800	69,412
Edgewell Personal Care Co.	30,300	945,663
Herbalife Ltd.*	49,900	430,637
Honest Co., Inc. (The)*	45,320	213,004
Interparfums, Inc.	9,010	1,025,969
Medifast, Inc.*	14,600	196,808
Nature’s Sunshine Products, Inc.*	4,460	55,973
Nu Skin Enterprises, Inc., Class A	25,800	187,308
Olaplex Holdings, Inc.*	44,430	56,426
USANA Health Sciences, Inc.*	6,270	169,102
Waldencast plc, Class A(x)*	5,900	17,700

		3,368,002

Tobacco (0.1%)
Ispire Technology, Inc.*	3,030	8,272
Turning Point Brands, Inc.	10,650	633,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Corp.	14,253	$798,880

		1,440,188

Total Consumer Staples		42,058,239

Energy (5.0%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	86,700	2,275,008
Aris Water Solutions, Inc., Class A	12,870	412,355
Atlas Energy Solutions, Inc.	38,150	680,596
Borr Drilling Ltd.	133,130	291,555
Bristow Group, Inc., Class A*	12,686	400,624
Cactus, Inc., Class A	34,670	1,588,926
ChampionX Corp.	107,900	3,215,420
Core Laboratories, Inc.	25,050	375,499
DMC Global, Inc.*	14,950	125,879
Drilling Tools International Corp.*	380	901
Expro Group Holdings NV*	59,349	589,929
Forum Energy Technologies, Inc.*	1,530	30,768
Geospace Technologies Corp.*	910	6,561
Helix Energy Solutions Group, Inc.*	79,900	663,969
Helmerich & Payne, Inc.	54,700	1,428,764
Innovex International, Inc.*	21,800	391,528
Kodiak Gas Services, Inc.	17,860	666,178
Liberty Energy, Inc., Class A	91,360	1,446,229
Mammoth Energy Services, Inc.*	2,390	4,876
Nabors Industries Ltd.*	5,160	215,224
Natural Gas Services Group, Inc.*	660	14,500
Noble Corp. plc	75,905	1,798,949
NPK International, Inc.*	57,902	336,411
Oceaneering International, Inc.*	55,500	1,210,455
Oil States International, Inc.*	41,400	213,210
Patterson-UTI Energy, Inc.	224,205	1,842,965
ProFrac Holding Corp., Class A*	22,900	173,811
ProPetro Holding Corp.*	45,500	334,425
Ranger Energy Services, Inc., Class A	3,550	50,374
RPC, Inc.	37,300	205,150
SEACOR Marine Holdings, Inc.*	5,040	25,502
Seadrill Ltd.*	41,790	1,044,750
Select Water Solutions, Inc., Class A	51,240	538,020
Solaris Energy Infrastructure, Inc., Class A	13,790	300,070
TETRA Technologies, Inc.*	79,550	267,288
Tidewater, Inc.*	27,390	1,157,775
Transocean Ltd.*	409,580	1,298,369
Valaris Ltd.*	35,250	1,383,915

		27,006,728

Oil, Gas & Consumable Fuels (3.0%)
Aemetis, Inc.*	4,550	7,917
Amplify Energy Corp.*	30,900	115,566
Ardmore Shipping Corp.	22,420	219,492
Berry Corp.	38,200	122,622
California Resources Corp.	37,280	1,639,202
Centrus Energy Corp., Class A*	6,460	401,877
Clean Energy Fuels Corp.*	90,259	139,901
CNX Resources Corp.*	79,050	2,488,494
Comstock Resources, Inc.*	47,600	968,184
Core Natural Resources, Inc.	29,774	2,295,575
Crescent Energy Co., Class A	89,162	1,002,181
CVR Energy, Inc.	19,190	372,286
Delek US Holdings, Inc.	33,827	509,773
DHT Holdings, Inc.	75,800	795,900
Diversified Energy Co. plc(m)	26,390	356,793
Dorian LPG Ltd.	21,738	485,627
Empire Petroleum Corp.*	3,743	23,506
Encore Energy Corp.*	87,390	119,724
Energy Fuels, Inc.*	75,100	280,123
Evolution Petroleum Corp.	9,440	48,899
Excelerate Energy, Inc., Class A	11,010	315,767
FLEX LNG Ltd.	14,400	331,056
FutureFuel Corp.	31,490	122,811
Golar LNG Ltd.	55,400	2,104,646
Granite Ridge Resources, Inc.	16,390	99,651
Green Plains, Inc.*	35,780	173,533
Gulfport Energy Corp.*	7,280	1,340,539
Hallador Energy Co.*	14,810	181,867
HighPeak Energy, Inc.	19,650	248,769
International Seaways, Inc.	22,684	753,109
Jura Energy Corp.*	690	14
Kinetik Holdings, Inc., Class A	19,560	1,015,946
Kosmos Energy Ltd.*	262,740	599,047
Magnolia Oil & Gas Corp., Class A	97,980	2,474,975
Murphy Oil Corp.	80,100	2,274,840
NACCO Industries, Inc., Class A	1,540	51,944
NextDecade Corp.*	64,930	505,155
Nordic American Tankers Ltd.	131,701	323,985
Northern Oil & Gas, Inc.	55,710	1,684,113
Par Pacific Holdings, Inc.*	29,560	421,526
PBF Energy, Inc., Class A	57,250	1,092,903
Peabody Energy Corp.	71,880	973,974
PrimeEnergy Resources Corp.*	120	27,347
REX American Resources Corp.*	9,900	371,943
Riley Exploration Permian, Inc.	7,320	213,524
Ring Energy, Inc.*	142,680	164,082
Sable Offshore Corp.*	28,340	718,986
SandRidge Energy, Inc.	17,900	204,418
Scorpio Tankers, Inc.	25,930	974,449
SFL Corp. Ltd.	61,865	507,293
Sitio Royalties Corp., Class A	43,125	856,894
SM Energy Co.	60,610	1,815,270
Talos Energy, Inc.*	74,430	723,460
Teekay Corp. Ltd.	32,880	216,022
Teekay Tankers Ltd., Class A	12,850	491,770
Uranium Energy Corp.*	206,180	985,540
Ur-Energy, Inc.*	34,810	23,465
VAALCO Energy, Inc.	72,790	273,690
Verde Clean Fuels, Inc.*	460	1,541
Vital Energy, Inc.(x)*	16,060	340,793
Vitesse Energy, Inc.(x)	13,700	336,883
W&T Offshore, Inc.	78,444	121,588
World Kinect Corp.	27,840	789,542

		39,642,312

Total Energy		66,649,040

Financials (19.5%)
Banks (10.4%)
1st Source Corp.	8,822	527,644
ACNB Corp.	2,380	97,961
Amalgamated Financial Corp.	13,690	393,587
Amerant Bancorp, Inc., Class A	20,310	419,198
Ameris Bancorp	37,094	2,135,502
Ames National Corp.	1,090	19,097
Arrow Financial Corp.	10,691	281,066
Associated Banc-Corp.	92,210	2,077,491
Atlantic Union Bankshares Corp.	48,604	1,513,529
Axos Financial, Inc.*	29,070	1,875,596
Banc of California, Inc.	73,407	1,041,645
BancFirst Corp.	11,170	1,227,248
Bancorp, Inc. (The)*	24,390	1,288,768
Bank First Corp.	4,990	502,693
Bank of Hawaii Corp.	20,960	1,445,611
Bank of Marin Bancorp	11,690	257,998
Bank of NT Butterfield & Son Ltd. (The)	22,970	893,992
Bank7 Corp.	990	38,353
BankUnited, Inc.	43,400	1,494,696
Bankwell Financial Group, Inc.	1,400	42,252
Banner Corp.	17,800	1,135,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	8,226	$242,667
BayCom Corp.	4,760	119,809
BCB Bancorp, Inc.	6,590	64,977
Berkshire Hills Bancorp, Inc.	25,770	672,339
Blue Foundry Bancorp*	10,310	94,852
Bridgewater Bancshares, Inc.*	13,560	188,348
Brookline Bancorp, Inc.	42,080	458,672
Burke & Herbert Financial Services Corp.	5,601	314,272
Business First Bancshares, Inc.	9,060	220,611
Byline Bancorp, Inc.	23,690	619,730
Cadence Bank	102,310	3,106,132
California Bancorp*	1,170	16,766
Camden National Corp.	6,960	281,671
Capital Bancorp, Inc.	2,990	84,707
Capital City Bank Group, Inc.	6,860	246,686
Capitol Federal Financial, Inc.	78,900	441,840
Carter Bankshares, Inc.*	12,530	202,735
Cathay General Bancorp	39,097	1,682,344
Central Pacific Financial Corp.	15,110	408,574
Chemung Financial Corp.	630	29,969
ChoiceOne Financial Services, Inc.	810	23,304
Citizens & Northern Corp.	8,332	167,640
Citizens Financial Services, Inc.	1,159	67,280
City Holding Co.	8,550	1,004,369
Civista Bancshares, Inc.	4,160	81,286
CNB Financial Corp.	11,060	246,085
Coastal Financial Corp.*	5,060	457,475
Colony Bankcorp, Inc.	4,500	72,675
Columbia Financial, Inc.*	18,780	281,700
Community Financial System, Inc.	28,302	1,609,252
Community Trust Bancorp, Inc.	6,595	332,124
Community West Bancshares	2,340	43,243
ConnectOne Bancorp, Inc.	15,300	371,943
Customers Bancorp, Inc.*	16,630	834,826
CVB Financial Corp.	76,087	1,404,566
Dime Community Bancshares, Inc.	17,832	497,156
Eagle Bancorp, Inc.	15,450	324,450
Eastern Bankshares, Inc.	111,149	1,822,844
Enterprise Bancorp, Inc.	7,100	276,403
Enterprise Financial Services Corp.	19,447	1,045,082
Equity Bancshares, Inc., Class A	8,680	341,992
Esquire Financial Holdings, Inc.	3,590	270,614
ESSA Bancorp, Inc.	990	18,662
Farmers & Merchants Bancorp, Inc.	6,030	144,177
Farmers National Banc Corp.	17,900	233,595
FB Financial Corp.	19,016	881,582
Fidelity D&D Bancorp, Inc.	470	19,557
Financial Institutions, Inc.	10,860	271,066
First Bancorp (Nasdaq Stock Exchange)	19,950	800,793
First Bancorp (New York Stock Exchange)	98,900	1,895,913
First Bancorp, Inc. (The)	6,529	161,397
First Bancshares, Inc. (The)	14,940	505,121
First Bank	3,630	53,760
First Busey Corp.	42,581	919,750
First Business Financial Services, Inc.	1,710	80,626
First Commonwealth Financial Corp.	51,413	798,958
First Community Bankshares, Inc.	7,920	298,505
First Financial Bancorp	54,043	1,349,994
First Financial Bankshares, Inc.	73,748	2,649,028
First Financial Corp.	6,050	296,329
First Financial Northwest, Inc.	680	15,409
First Foundation, Inc.	42,820	222,236
First Internet Bancorp	1,080	28,922
First Interstate BancSystem, Inc., Class A	44,206	1,266,502
First Merchants Corp.	32,747	1,324,289
First Mid Bancshares, Inc.	18,070	630,643
First of Long Island Corp. (The)	17,525	216,434
First Western Financial, Inc.*	1,810	35,567
Five Star Bancorp	6,150	170,970
Flagstar Financial, Inc.	142,423	1,654,955
Flushing Financial Corp.	18,132	230,276
FS Bancorp, Inc.	830	31,548
Fulton Financial Corp.	100,340	1,815,151
FVCBankcorp, Inc.*	3,915	41,382
German American Bancorp, Inc.	16,000	600,000
Glacier Bancorp, Inc.	63,978	2,829,107
Great Southern Bancorp, Inc.	4,510	249,719
Greene County Bancorp, Inc.	4,930	118,862
Guaranty Bancshares, Inc.	4,920	196,948
Hancock Whitney Corp.	49,287	2,585,103
Hanmi Financial Corp.	14,880	337,181
HarborOne Bancorp, Inc.	23,234	240,937
HBT Financial, Inc.	7,800	174,798
Heritage Commerce Corp.	30,500	290,360
Heritage Financial Corp.	26,162	636,521
Hilltop Holdings, Inc.	25,900	788,655
Hingham Institution For Savings (The)(x)	1,110	263,958
Home Bancorp, Inc.	5,130	229,824
Home BancShares, Inc.	102,081	2,885,830
HomeStreet, Inc.*	22,670	266,146
HomeTrust Bancshares, Inc.	8,790	301,321
Hope Bancorp, Inc.	74,114	775,974
Horizon Bancorp, Inc.	22,540	339,903
Independent Bank Corp.	12,440	383,028
Independent Bank Corp./MA	25,437	1,593,628
International Bancshares Corp.	31,590	1,992,065
Investar Holding Corp.	1,200	21,132
John Marshall Bancorp, Inc.	3,900	64,428
Kearny Financial Corp.	44,121	276,197
Lakeland Financial Corp.	13,900	826,216
LCNB Corp.	1,480	21,889
LINKBANCORP, Inc.	1,420	9,628
Live Oak Bancshares, Inc.	17,600	469,216
Mercantile Bank Corp.	7,330	318,415
Metrocity Bankshares, Inc.	8,110	223,593
Metropolitan Bank Holding Corp.*	5,930	332,021
Mid Penn Bancorp, Inc.	6,140	159,087
Middlefield Banc Corp.	770	21,522
Midland States Bancorp, Inc.	10,810	185,067
MidWestOne Financial Group, Inc.	9,230	273,300
MVB Financial Corp.	4,930	85,388
National Bank Holdings Corp., Class A	23,100	884,037
National Bankshares, Inc.	900	23,967
NB Bancorp, Inc.*	21,860	395,010
NBT Bancorp, Inc.	24,682	1,058,858
Nicolet Bankshares, Inc.	6,200	675,552
Northeast Bank	3,630	332,290
Northeast Community Bancorp, Inc.	2,990	70,086
Northfield Bancorp, Inc.	20,943	228,488
Northrim Bancorp, Inc.	1,070	78,345
Northwest Bancshares, Inc.	65,110	782,622
Norwood Financial Corp.	870	21,028
Oak Valley Bancorp	950	23,712
OceanFirst Financial Corp.	33,679	572,880
OFG Bancorp	24,000	960,480
Old National Bancorp	170,302	3,608,699
Old Second Bancorp, Inc.	18,550	308,672
Orange County Bancorp, Inc.	1,320	30,875
Origin Bancorp, Inc.	15,590	540,505
Orrstown Financial Services, Inc.	10,360	310,904
Pacific Premier Bancorp, Inc.	49,943	1,064,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Park National Corp.	7,748	$1,173,047
Parke Bancorp, Inc.	2,160	40,694
Pathward Financial, Inc.	13,950	1,017,653
PCB Bancorp	4,170	78,021
Peapack-Gladstone Financial Corp.	9,150	259,860
Peoples Bancorp of North Carolina, Inc.	590	16,072
Peoples Bancorp, Inc.	17,308	513,355
Peoples Financial Services Corp.	4,420	196,557
Pioneer Bancorp, Inc.*	1,170	13,701
Plumas Bancorp	620	26,827
Ponce Financial Group, Inc.*	3,080	39,024
Preferred Bank	6,900	577,254
Primis Financial Corp.	13,460	131,504
Princeton Bancorp, Inc.	680	20,774
Provident Bancorp, Inc.*	1,180	13,546
Provident Financial Services, Inc.	66,133	1,135,504
QCR Holdings, Inc.	8,850	631,182
RBB Bancorp	9,150	150,975
Red River Bancshares, Inc.	2,050	105,883
Renasant Corp.	32,481	1,102,080
Republic Bancorp, Inc., Class A	4,860	310,165
S&T Bancorp, Inc.	21,157	783,867
Sandy Spring Bancorp, Inc.	26,748	747,607
Seacoast Banking Corp. of Florida	45,019	1,158,339
ServisFirst Bancshares, Inc.	29,930	2,472,218
Shore Bancshares, Inc.	9,295	125,854
Sierra Bancorp	9,296	259,172
Simmons First National Corp., Class A	66,099	1,357,012
SmartFinancial, Inc.	6,350	197,358
South Plains Financial, Inc.	6,290	208,325
Southern First Bancshares, Inc.*	4,740	156,041
Southern Missouri Bancorp, Inc.	5,880	305,878
Southern States Bancshares, Inc.	1,130	40,397
Southside Bancshares, Inc.	16,189	468,833
SouthState Corp.	53,609	4,975,987
Stellar Bancorp, Inc.	24,904	688,845
Sterling Bancorp, Inc.*	4,450	21,538
Stock Yards Bancorp, Inc.	14,850	1,025,541
Texas Capital Bancshares, Inc.*	24,700	1,845,090
Third Coast Bancshares, Inc.*	3,520	117,462
Timberland Bancorp, Inc.	820	24,723
Tompkins Financial Corp.	8,400	529,032
Towne Bank	43,921	1,501,659
TriCo Bancshares	15,372	614,419
Triumph Financial, Inc.*	12,300	710,940
TrustCo Bank Corp.	7,630	232,562
Trustmark Corp.	30,620	1,056,084
UMB Financial Corp.	38,713	3,913,884
United Bankshares, Inc.	74,254	2,574,386
United Community Banks, Inc.	63,510	1,786,536
Unity Bancorp, Inc.	2,520	102,564
Univest Financial Corp.	12,265	347,835
USCB Financial Holdings, Inc.	3,180	59,021
Valley National Bancorp	242,366	2,154,634
Veritex Holdings, Inc.	29,970	748,351
Virginia National Bankshares Corp.	1,040	37,523
WaFd, Inc.	37,927	1,083,954
Washington Trust Bancorp, Inc.	9,420	290,701
WesBanco, Inc.	46,633	1,443,758
West Bancorp, Inc.	10,440	208,174
Westamerica Bancorp	14,274	722,693
WSFS Financial Corp.	35,045	1,817,784

		138,655,161

Capital Markets (1.8%)
Acadian Asset Management, Inc.	16,700	431,862
AlTi Global, Inc.*	10,360	31,494
Artisan Partners Asset Management, Inc., Class A	38,790	1,516,689
B Riley Financial, Inc.	22,364	86,549
BGC Group, Inc., Class A	196,690	1,803,647
Cohen & Steers, Inc.	14,629	1,173,977
Diamond Hill Investment Group, Inc.	1,313	187,549
DigitalBridge Group, Inc.	84,100	741,762
Donnelley Financial Solutions, Inc.*	15,900	694,989
Forge Global Holdings, Inc.*	44,380	24,942
GCM Grosvenor, Inc., Class A	22,180	293,441
Hamilton Lane, Inc., Class A	21,570	3,206,812
MarketWise, Inc.	14,950	7,379
Moelis & Co., Class A	37,800	2,206,008
Open Lending Corp.*	54,100	149,316
P10, Inc., Class A	15,760	185,180
Patria Investments Ltd., Class A	29,050	327,974
Perella Weinberg Partners, Class A	27,020	497,168
Piper Sandler Cos.	9,280	2,298,285
PJT Partners, Inc., Class A	12,900	1,778,652
Silvercrest Asset Management Group, Inc., Class A	2,840	46,462
StepStone Group, Inc., Class A	34,590	1,806,636
StoneX Group, Inc.*	23,070	1,762,087
Value Line, Inc.	1,050	40,604
Victory Capital Holdings, Inc., Class A	23,100	1,336,797
Virtus Investment Partners, Inc.	4,078	702,884
WisdomTree, Inc.	72,380	645,630

		23,984,775

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	5,560	284,394
Bread Financial Holdings, Inc.	26,730	1,338,638
Consumer Portfolio Services, Inc.*	4,010	34,767
Dave, Inc.*	6,400	529,024
Encore Capital Group, Inc.*	15,700	538,196
Enova International, Inc.*	13,193	1,273,916
FirstCash Holdings, Inc.	21,975	2,644,032
Green Dot Corp., Class A*	32,600	275,144
LendingClub Corp.*	60,630	625,702
LendingTree, Inc.*	5,550	278,998
Medallion Financial Corp.	1,680	14,633
Moneylion, Inc.*	4,770	412,653
Navient Corp.	41,980	530,207
Nelnet, Inc., Class A	7,749	859,597
NerdWallet, Inc., Class A*	20,410	184,710
OppFi, Inc.	11,070	102,951
PRA Group, Inc.*	29,048	598,970
PROG Holdings, Inc.	24,740	658,084
Regional Management Corp.	6,580	198,124
Upstart Holdings, Inc.*	42,820	1,971,005
World Acceptance Corp.*	2,481	313,970

		13,667,715

Financial Services (2.9%)
Acacia Research Corp.*	17,090	54,688
Alerus Financial Corp.	7,940	146,572
AvidXchange Holdings, Inc.*	97,600	827,648
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	562,945
Burford Capital Ltd.	112,530	1,486,521
Cannae Holdings, Inc.	35,390	648,699
Cantaloupe, Inc.*	29,220	229,961
Cass Information Systems, Inc.	7,978	345,049
Compass Diversified Holdings	37,420	698,631
Enact Holdings, Inc.	16,060	558,085
Essent Group Ltd.	58,610	3,382,969
Evertec, Inc.	38,100	1,400,937
Federal Agricultural Mortgage Corp., Class C	4,850	909,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Flywire Corp.*	67,814	$644,233
HA Sustainable Infrastructure Capital, Inc.	68,110	1,991,536
International Money Express, Inc.*	26,040	328,625
Jackson Financial, Inc., Class A	42,710	3,578,244
Marqeta, Inc., Class A*	261,860	1,078,863
Merchants Bancorp	8,510	314,870
Mr Cooper Group, Inc.*	36,588	4,375,925
NCR Atleos Corp.*	40,520	1,068,918
NewtekOne, Inc.	16,060	192,078
NMI Holdings, Inc., Class A*	46,600	1,679,930
Onity Group, Inc.*	1,100	35,552
Pagseguro Digital Ltd., Class A*	106,100	809,543
Payoneer Global, Inc.*	159,060	1,162,729
Paysafe Ltd.*	20,549	322,414
Paysign, Inc.*	10,400	22,048
PennyMac Financial Services, Inc.	13,690	1,370,506
Priority Technology Holdings, Inc.*	3,150	21,467
Radian Group, Inc.	84,100	2,781,187
Remitly Global, Inc.*	81,452	1,694,202
Repay Holdings Corp., Class A*	43,900	244,523
Sezzle, Inc.*	9,660	337,037
StoneCo Ltd., Class A*	155,530	1,629,954
SWK Holdings Corp.*	820	14,260
Velocity Financial, Inc.*	2,670	49,956
Walker & Dunlop, Inc.	18,045	1,540,321
Waterstone Financial, Inc.	15,020	202,019

		38,743,068

Insurance (2.4%)
Ambac Financial Group, Inc.*	19,600	171,500
American Coastal Insurance Corp.	14,880	172,162
AMERISAFE, Inc.	11,000	578,050
Baldwin Insurance Group, Inc. (The), Class A*	36,980	1,652,636
CNO Financial Group, Inc.	60,901	2,536,527
Crawford & Co., Class A	8,420	96,156
Donegal Group, Inc., Class A	14,144	277,647
Employers Holdings, Inc.	13,611	689,261
Enstar Group Ltd.*	7,118	2,365,881
F&G Annuities & Life, Inc.	14,820	534,261
Fidelis Insurance Holdings Ltd.	32,400	524,880
Genworth Financial, Inc., Class A*	240,810	1,707,343
GoHealth, Inc., Class A*	1,070	13,129
Goosehead Insurance, Inc., Class A	11,610	1,370,677
Greenlight Capital Re Ltd., Class A*	18,493	250,580
Hamilton Insurance Group Ltd., Class B*	22,030	456,682
HCI Group, Inc.	5,000	746,150
Heritage Insurance Holdings, Inc.*	5,720	82,482
Hippo Holdings, Inc.*	15,301	391,093
Horace Mann Educators Corp.	23,137	988,644
Investors Title Co.	1,050	253,134
James River Group Holdings Ltd.	25,290	106,218
Kingsway Financial Services, Inc.*	5,090	40,313
Lemonade, Inc.*	28,650	900,469
Maiden Holdings Ltd.*	6,200	3,536
MBIA, Inc.(x)*	41,820	208,264
Mercury General Corp.	13,500	754,650
NI Holdings, Inc.*	1,950	27,807
Oscar Health, Inc., Class A*	109,190	1,431,481
Palomar Holdings, Inc.*	14,110	1,934,199
ProAssurance Corp.*	29,900	698,165
Root, Inc., Class A*	6,370	850,013
Safety Insurance Group, Inc.	8,375	660,620
Selective Insurance Group, Inc.	32,662	2,989,879
Selectquote, Inc.*	112,197	374,738
SiriusPoint Ltd.*	55,380	957,520
Skyward Specialty Insurance Group, Inc.*	20,860	1,103,911
Stewart Information Services Corp.	15,197	1,084,306
Tiptree, Inc., Class A	13,910	335,092
Trupanion, Inc.*	19,900	741,673
United Fire Group, Inc.	10,044	295,896
Universal Insurance Holdings, Inc.	14,290	338,673

		31,696,298

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
Advanced Flower Capital, Inc. (REIT)	17,350	96,639
AG Mortgage Investment Trust, Inc. (REIT)	4,230	30,879
Angel Oak Mortgage REIT, Inc. (REIT)	7,970	75,954
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	827,872
Arbor Realty Trust, Inc. (REIT)	113,160	1,329,630
Ares Commercial Real Estate Corp. (REIT)(x)	28,460	131,770
ARMOUR Residential REIT, Inc. (REIT)(x)	26,300	449,730
Blackstone Mortgage Trust, Inc. (REIT), Class A	97,510	1,950,200
BrightSpire Capital, Inc. (REIT), Class A	102,580	570,345
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	140,385
Chimera Investment Corp. (REIT)	39,423	505,797
Claros Mortgage Trust, Inc. (REIT)	46,400	173,072
Dynex Capital, Inc. (REIT)	41,400	539,028
Ellington Financial, Inc. (REIT)	40,210	533,185
Franklin BSP Realty Trust, Inc. (REIT)	42,443	540,724
Granite Point Mortgage Trust, Inc. (REIT)	63,970	166,322
Invesco Mortgage Capital, Inc. (REIT)(x)	31,679	249,947
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	281,880
Ladder Capital Corp. (REIT)	65,148	743,339
MFA Financial, Inc. (REIT)	65,875	675,877
New York Mortgage Trust, Inc. (REIT)	44,550	289,129
Nexpoint Real Estate Finance, Inc. (REIT)	6,610	101,067
Orchid Island Capital, Inc. (REIT)	25,909	194,836
PennyMac Mortgage Investment Trust (REIT)	50,745	743,414
Ready Capital Corp. (REIT)	85,589	435,648
Redwood Trust, Inc. (REIT)	97,471	591,649
Seven Hills Realty Trust (REIT)	1,460	18,235
Sunrise Realty Trust, Inc. (REIT)	6,816	75,453
TPG RE Finance Trust, Inc. (REIT)	31,430	256,155
Two Harbors Investment Corp. (REIT)	67,000	895,120

		13,613,281

Total Financials		260,360,298

Health Care (16.5%)
Biotechnology (7.9%)
2seventy bio, Inc.*	33,223	164,122
4D Molecular Therapeutics, Inc.*	27,980	90,375
89bio, Inc.*	33,010	239,983
Absci Corp.*	26,820	67,318
ACADIA Pharmaceuticals, Inc.*	62,200	1,033,142
ACELYRIN, Inc.*	32,100	79,287
Achieve Life Sciences, Inc.*	2,130	5,687
Acrivon Therapeutics, Inc.*	3,290	6,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Actinium Pharmaceuticals, Inc.(x)*	3,870	$6,231
Acumen Pharmaceuticals, Inc.*	4,050	4,455
ADC Therapeutics SA*	7,340	10,349
ADMA Biologics, Inc.*	121,710	2,414,726
Adverum Biotechnologies, Inc.*	1,800	7,866
Aerovate Therapeutics, Inc.*	37,750	94,752
Agenus, Inc.*	14,683	22,098
Agios Pharmaceuticals, Inc.*	32,000	937,600
Akebia Therapeutics, Inc.*	25,880	49,690
Akero Therapeutics, Inc.*	44,770	1,812,290
Aldeyra Therapeutics, Inc.*	25,650	147,487
Alector, Inc.*	44,150	54,305
Alkermes plc*	94,840	3,131,617
Allogene Therapeutics, Inc.*	81,991	119,707
Altimmune, Inc.(x)*	43,300	216,500
ALX Oncology Holdings, Inc.*	37,850	23,581
Amicus Therapeutics, Inc.*	164,780	1,344,605
AnaptysBio, Inc.*	14,000	260,260
Anavex Life Sciences Corp.*	45,920	393,994
Anika Therapeutics, Inc.*	11,100	166,833
Annexon, Inc.*	66,590	128,519
Apogee Therapeutics, Inc.*	22,120	826,403
Applied Therapeutics, Inc.*	54,330	26,562
Arbutus Biopharma Corp.*	79,900	278,851
Arcellx, Inc.*	24,210	1,588,176
Arcturus Therapeutics Holdings, Inc.*	12,200	129,198
Arcus Biosciences, Inc.*	25,900	203,315
Arcutis Biotherapeutics, Inc.*	59,660	933,082
Ardelyx, Inc.*	158,280	777,155
ArriVent Biopharma, Inc.*	15,680	289,923
Arrowhead Pharmaceuticals, Inc.*	73,090	931,167
ARS Pharmaceuticals, Inc.(x)*	46,270	582,077
Astria Therapeutics, Inc.*	26,650	142,311
Atossa Therapeutics, Inc.(x)*	8,690	5,848
Aura Biosciences, Inc.*	14,130	82,802
Aurinia Pharmaceuticals, Inc.*	67,600	543,504
Avidity Biosciences, Inc.*	60,570	1,788,026
Avita Medical, Inc.(x)*	8,220	66,911
Beam Therapeutics, Inc.*	43,630	852,094
BioCryst Pharmaceuticals, Inc.*	139,430	1,045,725
Biohaven Ltd.*	47,120	1,132,765
Biomea Fusion, Inc.*	39,700	84,561
Black Diamond Therapeutics, Inc.*	10,080	15,624
Bluebird Bio, Inc.(x)*	8,640	42,163
Blueprint Medicines Corp.*	35,310	3,125,288
Boundless Bio, Inc.*	1,160	1,752
Bridgebio Pharma, Inc.*	78,941	2,728,990
C4 Therapeutics, Inc.*	30,290	48,464
Cabaletta Bio, Inc.*	31,460	43,572
Candel Therapeutics, Inc.*	5,330	30,114
Capricor Therapeutics, Inc.(x)*	3,690	35,018
Cardiff Oncology, Inc.*	5,190	16,297
CareDx, Inc.*	25,150	446,412
Cargo Therapeutics, Inc.*	13,780	56,085
Caribou Biosciences, Inc.*	93,520	85,393
Cartesian Therapeutics, Inc.*	2,038	26,861
Catalyst Pharmaceuticals, Inc.*	59,820	1,450,635
Celcuity, Inc.*	12,940	130,823
Celldex Therapeutics, Inc.*	36,270	658,301
Century Therapeutics, Inc.*	11,090	5,279
CervoMed, Inc.*	670	6,130
CG oncology, Inc.*	26,390	646,291
Cibus, Inc., Class A*	1,860	3,478
Climb Bio, Inc.*	7,320	8,930
Cogent Biosciences, Inc.*	39,700	237,803
Coherus Biosciences, Inc.*	107,080	86,414
Compass Therapeutics, Inc.*	10,080	19,152
Corbus Pharmaceuticals Holdings, Inc.*	5,740	30,479
Crinetics Pharmaceuticals, Inc.*	48,110	1,613,609
Cullinan Therapeutics, Inc.*	20,670	156,472
Cytokinetics, Inc.*	62,730	2,521,119
Day One Biopharmaceuticals, Inc.*	33,500	265,655
Denali Therapeutics, Inc.*	69,810	949,067
Design Therapeutics, Inc.*	27,530	106,266
Dianthus Therapeutics, Inc.*	13,420	243,439
Disc Medicine, Inc.*	12,510	620,996
Dynavax Technologies Corp.*	69,210	897,654
Dyne Therapeutics, Inc.*	45,320	474,047
Editas Medicine, Inc.*	58,650	68,034
Elevation Oncology, Inc.*	4,590	1,189
Enanta Pharmaceuticals, Inc.*	20,030	110,566
Entrada Therapeutics, Inc.*	7,780	70,331
Erasca, Inc.*	84,090	115,203
Fate Therapeutics, Inc.*	68,410	54,051
Fennec Pharmaceuticals, Inc.*	2,420	14,738
Fibrobiologics, Inc.*	3,500	3,150
Foghorn Therapeutics, Inc.*	10,710	39,092
Galectin Therapeutics, Inc.(x)*	1,350	1,647
Generation Bio Co.*	45,767	18,536
Geron Corp.*	323,381	514,176
Greenwich Lifesciences, Inc.(x)*	380	3,625
Gyre Therapeutics, Inc.*	1,640	12,661
Halozyme Therapeutics, Inc.*	71,935	4,590,172
Heron Therapeutics, Inc.*	106,560	234,432
HilleVax, Inc.*	12,930	18,748
Humacyte, Inc.*	36,110	61,568
Ideaya Biosciences, Inc.*	46,320	758,722
IGM Biosciences, Inc.*	20,990	24,138
ImmunityBio, Inc.*	70,880	213,349
Immunome, Inc.*	28,870	194,295
Immunovant, Inc.*	29,060	496,635
Inhibrx Biosciences, Inc.*	8,580	120,034
Inmune Bio, Inc.*	1,280	9,997
Inovio Pharmaceuticals, Inc.*	2,630	4,287
Inozyme Pharma, Inc.*	19,240	17,508
Insmed, Inc.*	95,001	7,247,626
Intellia Therapeutics, Inc.*	54,100	384,651
Invivyd, Inc.*	3,550	2,149
Iovance Biotherapeutics, Inc.*	133,910	445,920
Ironwood Pharmaceuticals, Inc., Class A*	68,900	101,283
iTeos Therapeutics, Inc.*	18,730	111,818
Janux Therapeutics, Inc.*	14,050	379,350
Jasper Therapeutics, Inc.*	2,910	12,513
KalVista Pharmaceuticals, Inc.*	23,890	275,691
Keros Therapeutics, Inc.*	16,550	168,644
Kiniksa Pharmaceuticals International plc, Class A*	23,300	517,493
Kodiak Sciences, Inc.*	37,670	105,664
Korro Bio, Inc.*	1,500	26,115
Krystal Biotech, Inc.*	13,930	2,511,579
Kura Oncology, Inc.*	37,730	249,018
Kymera Therapeutics, Inc.*	25,140	688,082
Kyverna Therapeutics, Inc.*	13,730	26,499
Larimar Therapeutics, Inc.*	13,090	28,143
LENZ Therapeutics, Inc.*	5,198	133,641
Lexeo Therapeutics, Inc.(x)*	9,470	32,861
Lexicon Pharmaceuticals, Inc.*	156,281	72,014
Lineage Cell Therapeutics, Inc.*	19,440	8,779
Lyell Immunopharma, Inc.*	123,389	66,383
MacroGenics, Inc.*	50,390	63,995
Madrigal Pharmaceuticals, Inc.*	9,850	3,262,616
MannKind Corp.*	148,910	749,017
MeiraGTx Holdings plc*	27,250	184,755
Mersana Therapeutics, Inc.*	97,680	33,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Metagenomi, Inc.*	760	$1,034
MiMedx Group, Inc.*	64,300	488,680
Mineralys Therapeutics, Inc.*	14,110	224,067
Mirum Pharmaceuticals, Inc.*	22,030	992,451
Monte Rosa Therapeutics, Inc.*	23,340	108,298
Myriad Genetics, Inc.*	46,890	415,914
Neurogene, Inc.*	1,890	22,132
Nkarta, Inc.*	43,910	80,794
Novavax, Inc.*	79,330	508,505
Nurix Therapeutics, Inc.*	33,980	403,682
Nuvalent, Inc., Class A*	17,940	1,272,305
Ocugen, Inc.*	49,910	35,251
Olema Pharmaceuticals, Inc.*	26,880	101,069
Organogenesis Holdings, Inc., Class A*	87,450	377,784
ORIC Pharmaceuticals, Inc.*	34,790	194,128
Outlook Therapeutics, Inc.(x)*	6,135	7,485
Ovid therapeutics, Inc.*	24,480	7,635
PDL BioPharma, Inc.(r)*	111,727	—
PepGen, Inc.*	12,120	17,029
Perspective Therapeutics, Inc.*	26,610	56,679
Praxis Precision Medicines, Inc.*	9,680	366,582
Precigen, Inc.(x)*	139,660	208,093
Prelude Therapeutics, Inc.*	1,380	1,060
Prime Medicine, Inc.*	42,510	84,595
ProKidney Corp., Class A*	29,620	25,953
Protagonist Therapeutics, Inc.*	37,170	1,797,541
Prothena Corp. plc(x)*	20,790	257,276
PTC Therapeutics, Inc.*	46,970	2,393,591
Puma Biotechnology, Inc.*	3,240	9,590
Pyxis Oncology, Inc.*	4,490	4,400
Q32 Bio, Inc.*	3,120	5,148
RAPT Therapeutics, Inc.*	24,250	29,585
Recursion Pharmaceuticals, Inc., Class A*	136,501	722,090
REGENXBIO, Inc.*	22,900	163,735
Regulus Therapeutics, Inc.*	13,440	23,520
Relay Therapeutics, Inc.*	66,980	175,488
Renovaro, Inc.(x)*	12,630	6,861
Replimune Group, Inc.*	24,930	243,068
Revolution Medicines, Inc.*	91,826	3,246,967
Rhythm Pharmaceuticals, Inc.*	34,250	1,814,223
Rigel Pharmaceuticals, Inc.*	23,844	428,954
Rocket Pharmaceuticals, Inc.*	36,950	246,457
Sage Therapeutics, Inc.*	26,300	209,085
Sana Biotechnology, Inc.*	62,800	105,504
Savara, Inc.*	42,290	117,143
Scholar Rock Holding Corp.*	42,530	1,367,340
Sera Prognostics, Inc., Class A*	1,670	6,146
Shattuck Labs, Inc.*	3,620	3,439
Skye Bioscience, Inc.*	3,020	4,802
Soleno Therapeutics, Inc.*	12,350	882,407
Solid Biosciences, Inc.*	5,200	19,240
SpringWorks Therapeutics, Inc.*	36,610	1,615,599
Spyre Therapeutics, Inc.*	19,440	313,664
Stoke Therapeutics, Inc.*	22,610	150,357
Summit Therapeutics, Inc.*	48,710	939,616
Sutro Biopharma, Inc.*	61,610	40,083
Syndax Pharmaceuticals, Inc.*	44,110	541,891
Tango Therapeutics, Inc.*	30,560	41,867
Taysha Gene Therapies, Inc.*	48,240	67,054
Tenaya Therapeutics, Inc.*	30,690	17,496
Tevogen Bio Holdings, Inc.(x)*	3,330	3,596
TG Therapeutics, Inc.*	76,590	3,019,944
Tourmaline Bio, Inc.*	3,090	46,999
Travere Therapeutics, Inc.*	38,900	697,088
TScan Therapeutics, Inc.*	2,430	3,353
Twist Bioscience Corp.*	30,922	1,213,998
Tyra Biosciences, Inc.*	10,230	95,139
UroGen Pharma Ltd.*	18,000	199,080
Vanda Pharmaceuticals, Inc.*	60,370	277,098
Vaxcyte, Inc.*	66,892	2,525,842
Vera Therapeutics, Inc., Class A*	21,440	514,989
Veracyte, Inc.*	47,090	1,396,219
Verastem, Inc.*	6,940	41,848
Vericel Corp.*	25,460	1,136,025
Verve Therapeutics, Inc.*	35,220	160,955
Vir Biotechnology, Inc.*	44,720	289,786
Viridian Therapeutics, Inc.*	35,140	473,687
Voyager Therapeutics, Inc.*	12,960	43,805
Werewolf Therapeutics, Inc.*	3,190	3,101
X4 Pharmaceuticals, Inc.*	45,660	10,794
XBiotech, Inc.*	1,290	4,180
Xencor, Inc.*	32,400	344,736
XOMA Royalty Corp.*	890	17,738
Y-mAbs Therapeutics, Inc.*	30,370	134,539
Zentalis Pharmaceuticals, Inc.*	50,864	80,874
Zura Bio Ltd., Class A*	11,200	14,448
Zymeworks, Inc.*	24,460	291,319

		105,893,002

Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*	15,010	26,868
Alphatec Holdings, Inc.*	51,000	517,140
AngioDynamics, Inc.*	35,660	334,847
Artivion, Inc.*	29,338	721,128
AtriCure, Inc.*	27,900	900,054
Avanos Medical, Inc.*	26,400	378,312
Axogen, Inc.*	30,540	564,990
Bioventus, Inc., Class A*	9,030	82,625
Cerus Corp.*	106,050	147,410
CONMED Corp.	15,887	959,416
CVRx, Inc.*	7,480	91,480
Embecta Corp.	28,900	368,475
Fractyl Health, Inc.*	1,870	2,225
Glaukos Corp.*	27,482	2,704,779
Haemonetics Corp.*	28,180	1,790,839
ICU Medical, Inc.*	12,040	1,671,874
Inmode Ltd.*	41,380	734,081
Inogen, Inc.*	23,140	164,988
Integer Holdings Corp.*	19,988	2,358,784
Integra LifeSciences Holdings Corp.*	38,490	846,395
iRadimed Corp.	5,600	293,888
iRhythm Technologies, Inc.*	17,560	1,838,181
Lantheus Holdings, Inc.*	37,500	3,660,000
LeMaitre Vascular, Inc.	11,390	955,621
LivaNova plc*	30,630	1,203,146
Merit Medical Systems, Inc.*	32,137	3,397,202
Neogen Corp.*	122,523	1,062,274
NeuroPace, Inc.*	870	10,692
Nevro Corp.*	24,890	145,358
Novocure Ltd.*	59,800	1,065,636
Omnicell, Inc.*	23,355	816,491
OraSure Technologies, Inc.*	69,086	232,820
Orchestra BioMed Holdings, Inc.*	5,190	22,213
Orthofix Medical, Inc.*	18,534	302,290
OrthoPediatrics Corp.*	7,650	188,420
Paragon 28, Inc.*	33,030	431,372
PROCEPT BioRobotics Corp.*	24,440	1,423,874
Pulmonx Corp.*	22,990	154,723
Pulse Biosciences, Inc.*	8,910	143,362
RxSight, Inc.*	19,100	482,275
Sanara Medtech, Inc.*	510	15,744
SI-BONE, Inc.*	36,700	514,901
Sight Sciences, Inc.*	19,190	46,056
STAAR Surgical Co.*	30,780	542,651
Stereotaxis, Inc.*	2,890	5,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Surmodics, Inc.*	8,721	$266,252
Tactile Systems Technology, Inc.*	24,000	317,280
Tandem Diabetes Care, Inc.*	36,370	696,849
TransMedics Group, Inc.*	18,030	1,213,058
Treace Medical Concepts, Inc.*	35,850	300,782
UFP Technologies, Inc.*	3,990	804,823
Utah Medical Products, Inc.	2,750	154,110
Varex Imaging Corp.*	21,700	251,720
Zimvie, Inc.*	16,930	182,844
Zynex, Inc.(x)*	25,600	56,320

		38,565,024

Health Care Providers & Services (3.2%)
Accolade, Inc.*	39,296	274,286
AdaptHealth Corp., Class A*	57,167	619,690
Addus HomeCare Corp.*	9,700	959,233
agilon health, Inc.*	173,240	750,129
AirSculpt Technologies, Inc.(x)*	18,110	42,287
Alignment Healthcare, Inc.*	76,150	1,417,913
AMN Healthcare Services, Inc.*	22,500	550,350
Ardent Health Partners, Inc.*	3,960	54,450
Astrana Health, Inc.*	23,200	719,432
Aveanna Healthcare Holdings, Inc.*	34,270	185,743
BrightSpring Health Services, Inc.*	28,960	523,886
Brookdale Senior Living, Inc.*	105,100	657,926
Castle Biosciences, Inc.*	21,550	431,431
Community Health Systems, Inc.*	88,300	238,410
Concentra Group Holdings Parent, Inc.	60,388	1,310,420
CorVel Corp.*	13,800	1,545,186
Cross Country Healthcare, Inc.*	24,615	366,517
DocGo, Inc.*	51,490	135,934
Enhabit, Inc.*	23,430	205,950
Ensign Group, Inc. (The)	31,170	4,033,398
Fulgent Genetics, Inc.*	10,400	175,760
GeneDx Holdings Corp., Class A*	7,950	704,092
Guardant Health, Inc.*	66,270	2,823,102
HealthEquity, Inc.*	47,540	4,201,110
Hims & Hers Health, Inc.*	106,570	3,149,143
InfuSystem Holdings, Inc.*	1,720	9,254
Innovage Holding Corp.*	25,370	75,603
Joint Corp. (The)*	12,080	150,879
LifeStance Health Group, Inc.*	81,300	541,458
ModivCare, Inc.*	8,303	10,918
Nano-X Imaging Ltd.(x)*	33,810	168,881
National HealthCare Corp.	7,300	677,440
National Research Corp.	7,625	97,600
NeoGenomics, Inc.*	80,540	764,325
OPKO Health, Inc.(x)*	232,400	385,784
Option Care Health, Inc.*	97,925	3,422,479
Owens & Minor, Inc.*	37,000	334,110
PACS Group, Inc.*	21,970	246,943
Patterson Cos., Inc.	46,100	1,440,164
Pediatrix Medical Group, Inc.*	48,100	696,969
Pennant Group, Inc. (The)*	17,110	430,316
Performant Healthcare, Inc.*	3,030	8,969
Privia Health Group, Inc.*	59,176	1,328,501
Progyny, Inc.*	47,420	1,059,363
Quipt Home Medical Corp.*	6,590	15,355
RadNet, Inc.*	37,130	1,846,104
Select Medical Holdings Corp.	59,703	997,040
Sonida Senior Living, Inc.*	1,260	29,345
Surgery Partners, Inc.*	43,130	1,024,337
Talkspace, Inc.*	32,780	83,917
US Physical Therapy, Inc.	9,887	715,423
Viemed Healthcare, Inc.*	3,860	28,101

		42,665,356

Health Care Technology (0.4%)
Definitive Healthcare Corp., Class A*	44,460	128,489
Evolent Health, Inc., Class A*	62,650	593,296
Health Catalyst, Inc.*	33,140	150,124
HealthStream, Inc.	13,000	418,340
LifeMD, Inc.*	8,730	47,491
OptimizeRx Corp.*	15,100	130,766
Phreesia, Inc.*	24,800	633,888
Schrodinger, Inc.*	28,835	569,203
Simulations Plus, Inc.	6,900	169,188
Teladoc Health, Inc.*	95,600	760,976
Waystar Holding Corp.*	34,810	1,300,502

		4,902,263

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	56,200	417,566
Akoya Biosciences, Inc.*	21,770	30,260
BioLife Solutions, Inc.*	17,850	407,694
Codexis, Inc.*	58,390	157,069
CryoPort, Inc.*	27,870	169,450
Cytek Biosciences, Inc.*	100,875	404,509
Harvard Bioscience, Inc.*	4,260	2,411
Lifecore Biomedical, Inc.(x)*	2,190	15,418
Maravai LifeSciences Holdings, Inc., Class A*	62,030	137,086
MaxCyte, Inc.*	51,860	141,578
Mesa Laboratories, Inc.	2,400	284,784
Nautilus Biotechnology, Inc., Class A*	15,330	13,199
Niagen Bioscience, Inc.*	3,350	23,115
OmniAb, Inc. (Earn Out Shares)(r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	54,358	130,459
Pacific Biosciences of California, Inc.*	134,610	158,840
Quanterix Corp.*	19,700	128,247
Quantum-Si, Inc.(x)*	52,020	62,424
Standard BioTools, Inc.*	169,430	182,984

		2,867,093

Pharmaceuticals (1.9%)
Alto Neuroscience, Inc.(x)*	3,610	7,798
Alumis, Inc.*	1,360	8,350
Amneal Pharmaceuticals, Inc.*	93,066	779,893
Amphastar Pharmaceuticals, Inc.*	20,500	594,295
ANI Pharmaceuticals, Inc.*	10,380	694,941
Aquestive Therapeutics, Inc.*	23,580	68,382
Arvinas, Inc.*	36,080	253,282
Atea Pharmaceuticals, Inc.*	65,290	195,217
Avadel Pharmaceuticals plc (ADR)*	51,900	406,377
Axsome Therapeutics, Inc.*	22,330	2,604,348
Biote Corp., Class A*	4,100	13,653
Cassava Sciences, Inc.*	17,700	26,550
Collegium Pharmaceutical, Inc.*	21,600	644,760
Contineum Therapeutics, Inc., Class A*	2,150	15,007
Corcept Therapeutics, Inc.*	44,400	5,071,368
CorMedix, Inc.*	23,910	147,286
Edgewise Therapeutics, Inc.*	40,770	896,940
Enliven Therapeutics, Inc.*	19,770	389,074
Esperion Therapeutics, Inc.*	79,630	114,667
Evolus, Inc.*	33,100	398,193
EyePoint Pharmaceuticals, Inc.*	24,060	130,405
Fulcrum Therapeutics, Inc.*	35,060	100,973
Harmony Biosciences Holdings, Inc.*	17,620	584,808
Harrow, Inc.*	15,170	403,522
Innoviva, Inc.*	31,200	565,656
Ligand Pharmaceuticals, Inc.*	9,726	1,022,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Liquidia Corp.*	37,000	$545,750
Lyra Therapeutics, Inc.*	16,560	2,092
MediWound Ltd.(x)*	650	10,088
Mind Medicine MindMed, Inc.*	40,430	236,515
Nektar Therapeutics*	16,400	11,152
Neumora Therapeutics, Inc.(x)*	47,240	47,240
Nuvation Bio, Inc.*	117,730	207,205
Ocular Therapeutix, Inc.*	87,380	640,495
Omeros Corp.*	30,690	252,272
Pacira BioSciences, Inc.*	22,400	556,640
Phathom Pharmaceuticals, Inc.*	25,980	162,895
Phibro Animal Health Corp., Class A	14,740	314,846
Pliant Therapeutics, Inc.*	30,170	40,729
Prestige Consumer Healthcare, Inc.*	30,000	2,579,100
Rapport Therapeutics, Inc.*	1,250	12,537
Scilex Holding Co.(r)*	18,650	3,476
scPharmaceuticals, Inc.*	8,640	22,723
SIGA Technologies, Inc.*	28,920	158,482
Supernus Pharmaceuticals, Inc.*	26,600	871,150
Tarsus Pharmaceuticals, Inc.*	20,660	1,061,304
Telomir Pharmaceuticals, Inc.(x)*	390	1,260
Terns Pharmaceuticals, Inc.*	26,120	72,091
Theravance Biopharma, Inc.*	34,900	311,657
Third Harmonic Bio, Inc.*	6,910	23,978
Trevi Therapeutics, Inc.*	6,600	41,514
Ventyx Biosciences, Inc.*	38,890	44,723
Verrica Pharmaceuticals, Inc.*	3,610	1,596
Veru, Inc.(x)*	27,750	13,600
WaVe Life Sciences Ltd.*	50,560	408,525
Xeris Biopharma Holdings, Inc.*	77,120	423,389
Zevra Therapeutics, Inc.*	10,130	75,874

		25,293,235

Total Health Care		220,185,973

Industrials (17.4%)
Aerospace & Defense (1.4%)
AAR Corp.*	19,112	1,070,081
AeroVironment, Inc.*	15,391	1,834,453
AerSale Corp.*	25,000	187,250
Archer Aviation, Inc., Class A*	131,110	932,192
Astronics Corp.*	11,800	285,206
Byrna Technologies, Inc.*	4,570	76,959
Cadre Holdings, Inc.	14,620	432,898
Ducommun, Inc.*	7,620	442,189
Eve Holding, Inc.*	6,620	21,979
Intuitive Machines, Inc.*	16,660	124,117
Kratos Defense & Security Solutions, Inc.*	77,560	2,302,756
Leonardo DRS, Inc.	38,150	1,254,372
Mercury Systems, Inc.*	30,780	1,326,310
Moog, Inc., Class A	15,433	2,675,311
National Presto Industries, Inc.	2,410	211,863
Park Aerospace Corp.	12,432	167,210
Redwire Corp.*	10,260	85,055
Rocket Lab USA, Inc.*	195,390	3,493,573
Triumph Group, Inc.*	45,730	1,158,798
V2X, Inc.*	5,200	255,060
Virgin Galactic Holdings, Inc.(x)*	37,254	112,880
VirTra, Inc.(x)*	2,150	8,751

		18,459,263

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,600	664,224
Forward Air Corp.*	17,240	346,352
Hub Group, Inc., Class A	32,006	1,189,663
Radiant Logistics, Inc.*	21,130	129,949

		2,330,188

Building Products (1.4%)
American Woodmark Corp.*	9,600	564,768
Apogee Enterprises, Inc.	11,160	517,043
AZZ, Inc.	16,486	1,378,394
Caesarstone Ltd.*	1,650	4,010
CSW Industrials, Inc.	9,220	2,687,814
Gibraltar Industries, Inc.*	18,300	1,073,478
Griffon Corp.	21,063	1,506,005
Insteel Industries, Inc.	7,920	208,296
Janus International Group, Inc.*	79,670	573,624
JELD-WEN Holding, Inc.*	59,156	353,161
Masterbrand, Inc.*	69,310	905,189
Quanex Building Products Corp.	25,027	465,252
Resideo Technologies, Inc.*	78,360	1,386,972
Tecnoglass, Inc.	12,620	902,961
UFP Industries, Inc.	33,982	3,637,433
Zurn Elkay Water Solutions Corp.	79,080	2,608,058

		18,772,458

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	37,032	1,753,836
ACCO Brands Corp.	44,636	187,025
ACV Auctions, Inc., Class A*	83,100	1,170,879
BrightView Holdings, Inc.*	24,840	318,946
Brink’s Co. (The)	25,240	2,174,678
Casella Waste Systems, Inc., Class A*	34,350	3,830,369
CECO Environmental Corp.*	15,880	362,064
Cimpress plc*	10,000	452,300
CompX International, Inc.	680	14,090
CoreCivic, Inc.*	66,800	1,355,372
Deluxe Corp.	28,261	446,806
Driven Brands Holdings, Inc.*	33,650	576,761
Ennis, Inc.	19,906	399,912
Enviri Corp.*	46,800	311,220
GEO Group, Inc. (The)*	69,830	2,039,734
Healthcare Services Group, Inc.*	39,869	401,880
HNI Corp.	27,112	1,202,417
Interface, Inc., Class A	29,998	595,160
LanzaTech Global, Inc.*	34,690	8,398
Liquidity Services, Inc.*	11,790	365,608
Matthews International Corp., Class A	18,459	410,528
MillerKnoll, Inc.	41,589	796,013
Montrose Environmental Group, Inc.*	20,820	296,893
NL Industries, Inc.	6,395	50,521
OPENLANE, Inc.*	57,130	1,101,466
Perma-Fix Environmental Services, Inc.(x)*	2,520	18,320
Pitney Bowes, Inc.	92,900	840,745
Pursuit Attractions and Hospitality, Inc.*	9,504	336,347
Quad/Graphics, Inc.	8,140	44,363
Quest Resource Holding Corp.(x)*	1,150	2,990
Steelcase, Inc., Class A	47,972	525,773
UniFirst Corp.	8,805	1,532,070
Virco Mfg. Corp.	5,700	53,922
VSE Corp.	8,840	1,060,712

		25,038,118

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	14,730	177,938
Arcosa, Inc.	27,700	2,136,224
Argan, Inc.	6,780	889,333
Bowman Consulting Group Ltd., Class A*	3,910	85,355
Centuri Holdings, Inc.*	11,190	183,404
Concrete Pumping Holdings, Inc.	6,720	36,691
Construction Partners, Inc., Class A*	24,110	1,732,786
Dycom Industries, Inc.*	15,276	2,327,146
Fluor Corp.*	95,890	3,434,780
Granite Construction, Inc.	23,215	1,750,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Great Lakes Dredge & Dock Corp.*	31,400	$273,180
IES Holdings, Inc.*	4,370	721,531
Limbach Holdings, Inc.*	5,740	427,458
Matrix Service Co.*	4,170	51,833
MYR Group, Inc.*	8,540	965,789
Northwest Pipe Co.*	1,830	75,579
Orion Group Holdings, Inc.*	4,260	22,280
Primoris Services Corp.	28,340	1,626,999
Southland Holdings, Inc.(x)*	2,250	6,727
Sterling Infrastructure, Inc.*	16,980	1,922,306
Tutor Perini Corp.*	29,635	686,939

		19,534,689

Electrical Equipment (1.2%)
Allient, Inc.	5,720	125,726
American Superconductor Corp.*	19,170	347,744
Amprius Technologies, Inc.*	39,320	105,377
Array Technologies, Inc.*	78,200	380,834
Atkore, Inc.	19,920	1,195,001
Blink Charging Co.(x)*	152,760	140,188
Bloom Energy Corp., Class A(x)*	114,800	2,256,968
ChargePoint Holdings, Inc.(x)*	19,890	12,033
Energy Vault Holdings, Inc.*	39,050	27,155
EnerSys	21,829	1,999,100
Enovix Corp.*	83,470	612,670
Fluence Energy, Inc., Class A(x)*	31,690	153,696
FuelCell Energy, Inc.(x)*	20,928	96,059
GrafTech International Ltd.(x)*	137,890	120,571
Hyliion Holdings Corp.*	78,420	109,788
LSI Industries, Inc.	15,720	267,240
Net Power, Inc.*	6,160	16,201
NEXTracker, Inc., Class A*	80,262	3,382,241
NuScale Power Corp., Class A(x)*	44,520	630,403
Plug Power, Inc.*	437,480	590,598
Powell Industries, Inc.	4,960	844,837
Preformed Line Products Co.	1,190	166,707
SES AI Corp.*	63,330	32,976
Shoals Technologies Group, Inc., Class A*	85,950	285,354
SolarMax Technology, Inc.(x)*	2,250	2,700
Solidion Technology, Inc.(x)*	13,760	1,659
Stem, Inc.*	165,600	58,010
Sunrun, Inc.*	122,760	719,374
T1 Energy, Inc.*	29,260	36,868
Thermon Group Holdings, Inc.*	17,300	481,805
TPI Composites, Inc.*	46,860	37,769
Ultralife Corp.*	1,690	9,092
Vicor Corp.*	11,860	554,811

		15,801,555

Ground Transportation (0.4%)
ArcBest Corp.	12,730	898,483
Covenant Logistics Group, Inc., Class A	6,380	141,636
FTAI Infrastructure, Inc.	52,920	239,728
Heartland Express, Inc.	20,155	185,829
Hertz Global Holdings, Inc.(x)*	24,350	95,939
Marten Transport Ltd.	33,074	453,775
PAMT Corp.*	2,410	29,258
RXO, Inc.*	87,500	1,671,250
Universal Logistics Holdings, Inc.	5,600	146,944
Werner Enterprises, Inc.	35,366	1,036,224

		4,899,066

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	370,018

Machinery (3.9%)
374Water, Inc.*	6,870	2,336
3D Systems Corp.*	61,100	129,532
Alamo Group, Inc.	5,500	980,155
Albany International Corp., Class A	16,491	1,138,539
Astec Industries, Inc.	10,643	366,651
Atmus Filtration Technologies, Inc.	44,995	1,652,666
Blue Bird Corp.*	18,050	584,279
Chart Industries, Inc.*	24,171	3,489,326
Columbus McKinnon Corp.	15,090	255,474
Commercial Vehicle Group, Inc.*	8,220	9,453
Douglas Dynamics, Inc.	9,560	222,079
Eastern Co. (The)	450	11,394
Energy Recovery, Inc.*	29,060	461,763
Enerpac Tool Group Corp., Class A	32,713	1,467,505
Enpro, Inc.	11,214	1,814,313
ESCO Technologies, Inc.	14,652	2,331,426
Federal Signal Corp.	34,600	2,544,830
Franklin Electric Co., Inc.	23,622	2,217,633
Gencor Industries, Inc.*	1,510	18,362
Gorman-Rupp Co. (The)	12,247	429,870
Graham Corp.*	1,590	45,824
Greenbrier Cos., Inc. (The)	16,400	840,008
Helios Technologies, Inc.	21,150	678,704
Hillenbrand, Inc.	41,738	1,007,555
Hillman Solutions Corp.*	110,370	970,152
Hyster-Yale, Inc.	8,080	335,643
JBT Marel Corp.	25,917	3,167,057
Kadant, Inc.	6,300	2,122,533
Kennametal, Inc.	45,000	958,500
L B Foster Co., Class A*	1,140	22,435
Lindsay Corp.	6,175	781,261
Luxfer Holdings plc	10,470	124,174
Manitowoc Co., Inc. (The)*	16,215	139,287
Mayville Engineering Co., Inc.*	5,390	72,388
Miller Industries, Inc.	9,060	383,872
Mueller Industries, Inc.	62,758	4,778,394
Mueller Water Products, Inc., Class A	90,093	2,290,164
NN, Inc.*	3,420	7,729
Omega Flex, Inc.	3,370	117,209
Park-Ohio Holdings Corp.	1,420	30,672
Proto Labs, Inc.*	17,000	595,680
REV Group, Inc.	28,840	911,344
Shyft Group, Inc. (The)	15,500	125,395
SPX Technologies, Inc.*	25,280	3,255,558
Standex International Corp.	5,819	939,128
Taylor Devices, Inc.(x)*	460	14,844
Tennant Co.	11,331	903,647
Terex Corp.	36,100	1,363,858
Titan International, Inc.*	26,300	220,657
Trinity Industries, Inc.	45,100	1,265,506
Twin Disc, Inc.	1,150	8,706
Wabash National Corp.	24,300	268,515
Watts Water Technologies, Inc., Class A	14,689	2,995,381
Worthington Enterprises, Inc.	16,140	808,453

		52,677,819

Marine Transportation (0.3%)
Costamare, Inc.	26,800	263,712
Genco Shipping & Trading Ltd.	22,610	302,070
Golden Ocean Group Ltd.	61,900	493,962
Himalaya Shipping Ltd.(x)	2,660	14,577
Matson, Inc.	18,470	2,367,300
Pangaea Logistics Solutions Ltd.	6,890	32,796
Safe Bulkers, Inc.	23,790	87,785

		3,562,202

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	396,517
Blade Air Mobility, Inc.*	27,060	73,874
Frontier Group Holdings, Inc.*	25,350	110,019
JetBlue Airways Corp.*	176,710	851,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Joby Aviation, Inc.*	225,700	$1,358,714
SkyWest, Inc.*	21,670	1,893,308
Sun Country Airlines Holdings, Inc.*	16,400	202,048
Wheels Up Experience, Inc.*	23,100	23,331

		4,909,553

Professional Services (2.4%)
Alight, Inc., Class A	226,450	1,342,848
Asure Software, Inc.*	6,240	59,592
Barrett Business Services, Inc.	13,920	572,808
BlackSky Technology, Inc., Class A(x)*	4,694	36,285
CBIZ, Inc.*	27,600	2,093,736
Conduent, Inc.*	93,400	252,180
CRA International, Inc.	3,700	640,840
CSG Systems International, Inc.	18,465	1,116,579
DLH Holdings Corp.(x)*	780	3,159
ExlService Holdings, Inc.*	86,510	4,084,137
Exponent, Inc.	29,492	2,390,622
First Advantage Corp.*	27,900	393,111
FiscalNote Holdings, Inc.*	44,770	36,179
Forrester Research, Inc.*	9,400	86,856
Franklin Covey Co.*	5,950	164,339
Heidrick & Struggles International, Inc.	10,650	456,139
HireQuest, Inc.	590	7,021
Huron Consulting Group, Inc.*	9,694	1,390,604
IBEX Holdings Ltd.*	3,830	93,261
ICF International, Inc.	10,500	892,185
Innodata, Inc.*	16,610	596,299
Insperity, Inc.	21,774	1,942,894
Kelly Services, Inc., Class A	18,134	238,825
Kforce, Inc.	12,200	596,458
Korn Ferry	27,912	1,893,271
Legalzoom.com, Inc.*	71,540	615,959
Maximus, Inc.	34,258	2,336,053
Mistras Group, Inc.*	3,680	38,934
NV5 Global, Inc.*	28,400	547,268
Planet Labs PBC*	95,190	321,742
Resolute Holdings Management, Inc.(x)*	1,227	38,454
Resources Connection, Inc.	24,425	159,740
Spire Global, Inc.*	6,600	53,394
TriNet Group, Inc.	16,879	1,337,492
TrueBlue, Inc.*	19,275	102,350
TTEC Holdings, Inc.	34,785	114,443
Upwork, Inc.*	68,340	891,837
Verra Mobility Corp., Class A*	93,510	2,104,910
Willdan Group, Inc.*	2,220	90,398
WNS Holdings Ltd.*	26,030	1,600,585

		31,733,787

Trading Companies & Distributors (2.5%)
Alta Equipment Group, Inc.	17,930	84,092
Applied Industrial Technologies, Inc.	21,088	4,751,970
Beacon Roofing Supply, Inc.*	32,816	4,059,339
BlueLinx Holdings, Inc.*	4,700	352,406
Boise Cascade Co.	22,240	2,181,522
Custom Truck One Source, Inc.*	42,900	181,038
Distribution Solutions Group, Inc.*	5,996	167,888
DNOW, Inc.*	57,700	985,516
DXP Enterprises, Inc.*	6,610	543,739
EVI Industries, Inc.	730	12,249
FTAI Aviation Ltd.	55,950	6,212,129
GATX Corp.	20,040	3,111,611
Global Industrial Co.	7,701	172,502
GMS, Inc.*	22,600	1,653,642
H&E Equipment Services, Inc.	18,000	1,706,220
Herc Holdings, Inc.	15,120	2,030,162
Hudson Technologies, Inc.*	20,720	127,842
Karat Packaging, Inc.	2,240	59,539
McGrath RentCorp	13,545	1,508,913
MRC Global, Inc.*	44,880	515,222
Rush Enterprises, Inc., Class A	32,455	1,733,422
Rush Enterprises, Inc., Class B	7,539	426,104
Titan Machinery, Inc.*	13,050	222,372
Transcat, Inc.*	6,290	468,291
Willis Lease Finance Corp.	1,560	246,433
Xometry, Inc., Class A*	23,320	581,134

		34,095,297

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	1,040	13,530

Total Industrials		232,197,543

Information Technology (12.1%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	36,306	316,588
Applied Optoelectronics, Inc.*	22,350	343,073
Aviat Networks, Inc.*	6,280	120,388
Calix, Inc.*	30,200	1,070,288
Clearfield, Inc.*	7,810	232,113
CommScope Holding Co., Inc.*	118,340	628,385
Digi International, Inc.*	17,900	498,157
Extreme Networks, Inc.*	67,200	889,056
Harmonic, Inc.*	58,839	564,266
NETGEAR, Inc.*	16,829	411,637
NetScout Systems, Inc.*	40,854	858,343
Ribbon Communications, Inc.*	68,838	269,845
Viasat, Inc.*	68,140	710,019
Viavi Solutions, Inc.*	133,600	1,494,984

		8,407,142

Electronic Equipment, Instruments & Components (2.9%)
908 Devices, Inc.*	27,050	121,184
Advanced Energy Industries, Inc.	20,083	1,914,111
Aeva Technologies, Inc.(x)*	35,775	250,425
Arlo Technologies, Inc.*	46,790	461,817
Badger Meter, Inc.	15,790	3,004,047
Bel Fuse, Inc., Class A	390	28,103
Bel Fuse, Inc., Class B	4,630	346,602
Belden, Inc.	22,035	2,209,009
Benchmark Electronics, Inc.	18,918	719,452
Climb Global Solutions, Inc.	1,050	116,298
CTS Corp.	18,100	752,055
Daktronics, Inc.*	14,230	173,321
ePlus, Inc.*	14,700	897,141
Evolv Technologies Holdings, Inc.*	73,530	229,414
Fabrinet*	20,200	3,989,702
FARO Technologies, Inc.*	11,307	308,681
Insight Enterprises, Inc.*	15,843	2,376,292
Itron, Inc.*	25,790	2,701,760
Kimball Electronics, Inc.*	12,540	206,283
Knowles Corp.*	51,000	775,200
Lightwave Logic, Inc.(x)*	56,400	57,810
Methode Electronics, Inc.	21,000	133,980
MicroVision, Inc.*	152,040	188,530
Mirion Technologies, Inc., Class A*	107,050	1,552,225
Napco Security Technologies, Inc.	17,760	408,835
nLight, Inc.*	19,400	150,738
Novanta, Inc.*	19,540	2,498,580
OSI Systems, Inc.*	8,468	1,645,671
Ouster, Inc.*	24,450	219,561
PAR Technology Corp.*	18,930	1,161,166
PC Connection, Inc.	8,730	544,927
Plexus Corp.*	14,495	1,857,244
Powerfleet, Inc.*	51,830	284,547
Richardson Electronics Ltd.	6,050	67,518
Rogers Corp.*	10,484	707,985
Sanmina Corp.*	31,800	2,422,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ScanSource, Inc.*	13,229	$449,918
SmartRent, Inc., Class A*	86,310	104,435
TTM Technologies, Inc.*	53,201	1,091,152
Vishay Intertechnology, Inc.	77,000	1,224,300
Vishay Precision Group, Inc.*	7,700	185,493

		38,538,036

IT Services (0.5%)
Applied Digital Corp.(x)*	105,190	591,168
ASGN, Inc.*	25,500	1,607,010
Backblaze, Inc., Class A*	5,510	26,613
BigCommerce Holdings, Inc.*	42,660	245,722
Couchbase, Inc.*	30,570	481,477
DigitalOcean Holdings, Inc.*	38,500	1,285,515
Fastly, Inc., Class A*	65,300	413,349
Grid Dynamics Holdings, Inc.*	31,340	490,471
Hackett Group, Inc. (The)	12,259	358,208
Information Services Group, Inc.	13,210	51,651
Rackspace Technology, Inc.*	128,070	216,438
Tucows, Inc., Class A*	7,270	122,718
Unisys Corp.*	46,274	212,398

		6,102,738

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	24,200	564,828
Aehr Test Systems(x)*	15,160	110,516
Alpha & Omega Semiconductor Ltd.*	13,030	323,926
Ambarella, Inc.*	21,280	1,071,022
Axcelis Technologies, Inc.*	18,300	908,961
CEVA, Inc.*	11,500	294,515
Cohu, Inc.*	22,731	334,373
Credo Technology Group Holding Ltd.*	76,854	3,086,457
Diodes, Inc.*	24,298	1,048,945
Everspin Technologies, Inc.*	2,530	12,903
FormFactor, Inc.*	43,481	1,230,077
GCT Semiconductor Holding, Inc.(x)*	6,040	9,906
Ichor Holdings Ltd.*	18,280	413,311
Impinj, Inc.*	12,480	1,131,936
indie Semiconductor, Inc., Class A*	80,550	163,919
Kulicke & Soffa Industries, Inc.	31,800	1,048,764
MaxLinear, Inc., Class A*	41,993	456,044
Navitas Semiconductor Corp., Class A*	54,520	111,766
NVE Corp.	1,840	117,282
PDF Solutions, Inc.*	15,880	303,467
Penguin Solutions, Inc.*	24,800	430,776
Photronics, Inc.*	30,800	639,408
Power Integrations, Inc.	32,548	1,643,674
QuickLogic Corp.(x)*	3,820	19,520
Rambus, Inc.*	61,130	3,165,006
Rigetti Computing, Inc.*	84,560	669,715
Semtech Corp.*	39,856	1,371,046
Silicon Laboratories, Inc.*	17,670	1,989,112
SiTime Corp.*	9,540	1,458,380
SkyWater Technology, Inc.(x)*	16,950	120,175
Synaptics, Inc.*	23,507	1,497,866
Ultra Clean Holdings, Inc.*	28,080	601,193
Veeco Instruments, Inc.*	31,216	626,817

		26,975,606

Software (5.8%)
8x8, Inc.*	101,080	202,160
A10 Networks, Inc.	35,110	573,697
ACI Worldwide, Inc.*	57,936	3,169,679
Adeia, Inc.	59,283	783,721
Agilysys, Inc.*	12,420	900,947
Airship AI Holdings, Inc.(x)*	22,410	86,503
Alarm.com Holdings, Inc.*	26,300	1,463,595
Alkami Technology, Inc.*	29,120	764,400
Amplitude, Inc., Class A*	59,550	606,815
Appian Corp., Class A*	20,000	576,200
Arteris, Inc.*	3,240	22,388
Asana, Inc., Class A*	38,400	559,488
AudioEye, Inc.*	5,720	63,492
Aurora Innovation, Inc., Class A*	517,890	3,482,810
AvePoint, Inc.*	64,680	933,979
Blackbaud, Inc.*	23,297	1,445,579
BlackLine, Inc.*	32,410	1,569,292
Blend Labs, Inc., Class A*	129,660	434,361
Box, Inc., Class A*	79,090	2,440,717
Braze, Inc., Class A*	36,686	1,323,631
C3.ai, Inc., Class A(x)*	60,960	1,283,208
Cerence, Inc.*	40,750	321,925
Cipher Mining, Inc.*	111,110	255,553
Cleanspark, Inc.(x)*	124,450	836,304
Clear Secure, Inc., Class A	44,540	1,154,031
Clearwater Analytics Holdings, Inc., Class A*	98,110	2,629,348
Commvault Systems, Inc.*	23,674	3,734,810
Consensus Cloud Solutions, Inc.*	10,739	247,856
Core Scientific, Inc.*	100,160	725,158
CS Disco, Inc.*	36,590	149,653
Daily Journal Corp.*	700	278,390
Digimarc Corp.*	8,110	103,970
Digital Turbine, Inc.*	97,570	264,903
Domo, Inc., Class B*	26,660	206,882
D-Wave Quantum, Inc.*	99,752	758,115
E2open Parent Holdings, Inc.*	124,200	248,400
eGain Corp.*	6,770	32,834
Enfusion, Inc., Class A*	26,130	291,350
EverCommerce, Inc.*	21,500	216,720
Freshworks, Inc., Class A*	114,490	1,615,454
Hut 8 Corp.*	45,030	523,249
I3 Verticals, Inc., Class A*	10,990	271,123
Intapp, Inc.*	29,386	1,715,555
InterDigital, Inc.	14,475	2,992,706
Jamf Holding Corp.*	45,580	553,797
Kaltura, Inc.*	13,680	25,718
LiveRamp Holdings, Inc.*	37,985	992,928
Logility Supply Chain Solutions, Inc.	20,100	286,626
MARA Holdings, Inc.*	153,548	1,765,802
Meridianlink, Inc.*	12,580	233,107
Mitek Systems, Inc.*	21,600	178,200
N-able, Inc.*	34,400	243,896
NCR Voyix Corp.*	81,710	796,672
NextNav, Inc.*	40,930	498,118
Olo, Inc., Class A*	45,300	273,612
ON24, Inc.*	30,580	159,016
OneSpan, Inc.	21,020	320,555
Ooma, Inc.*	15,400	201,586
Pagaya Technologies Ltd., Class A(x)*	22,690	237,791
PagerDuty, Inc.*	48,240	881,345
Porch Group, Inc.*	19,830	144,561
Progress Software Corp.	23,597	1,215,481
PROS Holdings, Inc.*	22,700	431,981
Q2 Holdings, Inc.*	33,050	2,644,330
Qualys, Inc.*	20,850	2,625,641
Rapid7, Inc.*	34,760	921,488
Red Violet, Inc.	1,380	51,874
Rekor Systems, Inc.(x)*	20,250	17,956
ReposiTrak, Inc.(x)	1,370	27,770
Rimini Street, Inc.*	36,180	125,906
Riot Platforms, Inc.*	152,420	1,085,230
Roadzen, Inc.*	3,620	3,765
Sapiens International Corp. NV(x)	14,050	380,615
SEMrush Holdings, Inc., Class A*	18,210	169,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SolarWinds Corp.	26,000	$479,180
SoundHound AI, Inc., Class A*	169,230	1,374,148
SoundThinking, Inc.*	9,150	155,093
Sprinklr, Inc., Class A*	75,930	634,016
Sprout Social, Inc., Class A*	25,970	571,080
SPS Commerce, Inc.*	20,900	2,774,057
Telos Corp.*	8,360	19,897
Tenable Holdings, Inc.*	66,220	2,316,376
Terawulf, Inc.(x)*	129,240	352,825
Varonis Systems, Inc.*	61,920	2,504,664
Verint Systems, Inc.*	35,951	641,725
Vertex, Inc., Class A*	30,480	1,067,105
Viant Technology, Inc., Class A*	9,240	114,668
Weave Communications, Inc.*	23,800	263,942
WM Technology, Inc.*	6,750	7,628
Workiva, Inc., Class A*	28,600	2,171,026
Xperi, Inc.*	23,283	179,745
Yext, Inc.*	63,000	388,080
Zeta Global Holdings Corp., Class A*	99,450	1,348,542

		77,120,014

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A	14,740	160,224
Corsair Gaming, Inc.*	19,700	174,542
CPI Card Group, Inc.*	2,280	66,508
Diebold Nixdorf, Inc.*	14,190	620,387
Eastman Kodak Co.*	30,460	192,507
Immersion Corp.	16,370	124,084
IonQ, Inc.*	111,410	2,458,819
Turtle Beach Corp.*	13,320	190,076
Xerox Holdings Corp.(x)	57,700	278,691

		4,265,838

Total Information Technology		161,409,374

Materials (3.8%)
Chemicals (1.6%)
AdvanSix, Inc.	13,500	305,775
American Vanguard Corp.	19,060	83,864
Arq, Inc.*	4,360	18,181
ASP Isotopes, Inc.(x)*	21,190	99,381
Aspen Aerogels, Inc.*	29,870	190,869
Avient Corp.	48,500	1,802,260
Balchem Corp.	18,225	3,025,350
Cabot Corp.	29,230	2,430,182
Core Molding Technologies, Inc.*	2,480	37,696
Ecovyst, Inc.*	65,350	405,170
Hawkins, Inc.	10,100	1,069,792
HB Fuller Co.	28,239	1,584,773
Ingevity Corp.*	19,600	775,964
Innospec, Inc.	13,700	1,298,075
Intrepid Potash, Inc.*	10,110	297,133
Koppers Holdings, Inc.	10,793	302,204
Kronos Worldwide, Inc.	21,210	158,651
LSB Industries, Inc.*	33,430	220,304
Mativ Holdings, Inc.	26,977	168,067
Minerals Technologies, Inc.	18,040	1,146,803
Northern Technologies International Corp.	340	3,539
Orion SA	33,900	438,327
Perimeter Solutions, Inc.*	81,070	816,375
PureCycle Technologies, Inc.(x)*	58,770	406,688
Quaker Chemical Corp.	7,500	927,075
Rayonier Advanced Materials, Inc.*	35,060	201,595
Sensient Technologies Corp.	24,605	1,831,350
Stepan Co.	11,388	626,796
Tronox Holdings plc	75,630	532,435
Valhi, Inc.	1,830	29,737

		21,234,411

Construction Materials (0.2%)
Knife River Corp.*	30,780	2,776,664
Smith-Midland Corp.*	570	17,710
United States Lime & Minerals, Inc.	5,770	509,952

		3,304,326

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	81,150	245,073
Greif, Inc., Class A	14,800	813,852
Greif, Inc., Class B	3,200	189,696
Myers Industries, Inc.	13,300	158,669
O-I Glass, Inc.*	91,000	1,043,770
Pactiv Evergreen, Inc.	27,250	490,773
Ranpak Holdings Corp., Class A*	25,120	136,150
TriMas Corp.	27,000	632,610

		3,710,593

Metals & Mining (1.6%)
Alpha Metallurgical Resources, Inc.*	5,830	730,208
Caledonia Mining Corp. plc	3,780	47,212
Carpenter Technology Corp.	26,140	4,736,045
Century Aluminum Co.*	37,550	696,928
Coeur Mining, Inc.*	343,387	2,032,851
Commercial Metals Co.	64,990	2,990,190
Compass Minerals International, Inc.*	19,500	181,155
Constellium SE*	72,730	733,846
Contango ORE, Inc.*	3,240	33,080
Critical Metals Corp.*	760	1,056
Dakota Gold Corp.*	7,760	20,564
Hecla Mining Co.	328,349	1,825,621
i-80 Gold Corp.*	148,850	86,601
Ivanhoe Electric, Inc.*	46,940	272,721
Kaiser Aluminum Corp.	6,391	387,423
Lifezone Metals Ltd.*	2,590	10,826
MAC Copper Ltd.*	30,250	288,585
Materion Corp.	11,545	942,072
Metallus, Inc.*	23,300	311,288
Novagold Resources, Inc.*	131,700	384,564
Olympic Steel, Inc.	6,080	191,642
Perpetua Resources Corp.*	4,950	52,916
Piedmont Lithium, Inc.*	18,870	118,881
Radius Recycling, Inc.	13,650	394,212
Ramaco Resources, Inc., Class A	14,640	120,487
Ramaco Resources, Inc., Class B	735	5,226
Ryerson Holding Corp.	12,570	288,607
SSR Mining, Inc.*	113,970	1,143,119
SunCoke Energy, Inc.	42,510	391,092
Tredegar Corp.*	12,609	97,089
Warrior Met Coal, Inc.	27,880	1,330,434
Worthington Steel, Inc.	20,580	521,291

		21,367,832

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	212,296
Sylvamo Corp.	18,180	1,219,333

		1,431,629

Total Materials		51,048,791

Real Estate (6.4%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	42,386	730,311
Alpine Income Property Trust, Inc. (REIT)	4,840	80,925
American Assets Trust, Inc. (REIT)	24,318	489,765
Armada Hoffler Properties, Inc. (REIT)	33,800	253,838
Broadstone Net Lease, Inc. (REIT)	100,460	1,711,838
CTO Realty Growth, Inc. (REIT)	13,118	253,309
Empire State Realty Trust, Inc. (REIT), Class A	74,300	581,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	98,530	$3,216,019
Gladstone Commercial Corp. (REIT)	18,900	283,122
Global Net Lease, Inc. (REIT)	112,759	906,582
NexPoint Diversified Real Estate Trust (REIT)	14,722	56,385
One Liberty Properties, Inc. (REIT)	9,903	260,152

		8,823,272

Health Care REITs (0.8%)
American Healthcare REIT, Inc. (REIT)	83,784	2,538,655
CareTrust REIT, Inc. (REIT)	101,873	2,911,530
Community Healthcare Trust, Inc. (REIT)	12,300	223,368
Diversified Healthcare Trust (REIT)	122,460	293,904
Global Medical REIT, Inc. (REIT)	30,400	266,000
LTC Properties, Inc. (REIT)	21,569	764,621
National Health Investors, Inc. (REIT)	23,928	1,767,322
Sabra Health Care REIT, Inc. (REIT)	129,963	2,270,454
Strawberry Fields REIT, Inc. (REIT)	150	1,787
Universal Health Realty Income Trust (REIT)	5,750	235,520

		11,273,161

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,652,867
Braemar Hotels & Resorts, Inc. (REIT)	56,610	140,959
Chatham Lodging Trust (REIT)	22,650	161,494
DiamondRock Hospitality Co. (REIT)	115,998	895,504
Pebblebrook Hotel Trust (REIT)	61,712	625,143
RLJ Lodging Trust (REIT)	74,476	587,616
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,011,485
Service Properties Trust (REIT)	95,200	248,472
Summit Hotel Properties, Inc. (REIT)	53,600	289,976
Sunstone Hotel Investors, Inc. (REIT)	103,038	969,588
Xenia Hotels & Resorts, Inc. (REIT)	63,400	745,584

		9,328,688

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	14,560	50,086
Innovative Industrial Properties, Inc. (REIT)	15,830	856,245
LXP Industrial Trust (REIT)	163,236	1,411,991
Plymouth Industrial REIT, Inc. (REIT)	24,420	398,046
Terreno Realty Corp. (REIT)	53,650	3,391,753

		6,108,121

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	392,926
City Office REIT, Inc. (REIT)	44,540	231,163
COPT Defense Properties (REIT)	60,110	1,639,200
Douglas Emmett, Inc. (REIT)	90,870	1,453,920
Easterly Government Properties, Inc. (REIT), Class A	64,720	686,032
Franklin Street Properties Corp. (REIT)	18,740	33,357
Hudson Pacific Properties, Inc. (REIT)	74,430	219,569
JBG SMITH Properties (REIT)(x)	43,270	697,080
NET Lease Office Properties (REIT)*	5,230	164,117
Orion Properties, Inc. (REIT)(x)	47,710	102,099
Paramount Group, Inc. (REIT)	97,000	417,100
Peakstone Realty Trust (REIT)	16,550	208,530
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	530,640
Postal Realty Trust, Inc. (REIT), Class A	13,380	191,066
SL Green Realty Corp. (REIT)	38,670	2,231,259

		9,198,058

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.(x)*	610	6,680
Anywhere Real Estate, Inc.*	56,050	186,647
Compass, Inc., Class A*	204,750	1,787,468
Cushman & Wakefield plc*	128,596	1,314,251
eXp World Holdings, Inc.(x)	45,480	444,794
Forestar Group, Inc.*	13,163	278,266
FRP Holdings, Inc.*	7,820	223,417
Kennedy-Wilson Holdings, Inc.	70,024	607,808
Marcus & Millichap, Inc.	16,000	551,200
Maui Land & Pineapple Co., Inc.*	1,740	30,572
Newmark Group, Inc., Class A	84,624	1,029,874
Offerpad Solutions, Inc.*	870	1,444
Opendoor Technologies, Inc.*	291,580	297,412
RE/MAX Holdings, Inc., Class A*	21,790	182,382
Real Brokerage, Inc. (The)*	53,770	218,306
Redfin Corp.*	54,197	499,154
RMR Group, Inc. (The), Class A	9,596	159,773
St Joe Co. (The)	18,200	854,490
Star Holdings*	11,808	100,486
Stratus Properties, Inc.*	2,980	52,895
Tejon Ranch Co.*	12,042	190,866
Transcontinental Realty Investors, Inc.*	1,010	28,230

		9,046,415

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	77,400	681,120
BRT Apartments Corp. (REIT)	10,710	182,070
Centerspace (REIT)	7,049	456,422
Clipper Realty, Inc. (REIT)	10,420	40,013
Elme Communities (REIT)	42,317	736,316
Independence Realty Trust, Inc. (REIT)	121,247	2,574,074
NexPoint Residential Trust, Inc. (REIT)	10,760	425,343
UMH Properties, Inc. (REIT)	32,570	609,059
Veris Residential, Inc. (REIT)	51,400	869,688

		6,574,105

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	64,283	1,346,729
Alexander’s, Inc. (REIT)	1,215	254,129
CBL & Associates Properties, Inc. (REIT)	13,400	356,172
Curbline Properties Corp. (REIT)	58,600	1,417,534
Getty Realty Corp. (REIT)	26,575	828,608
InvenTrust Properties Corp. (REIT)	42,530	1,249,106
Kite Realty Group Trust (REIT)	116,422	2,604,360
Macerich Co. (The) (REIT)	129,890	2,230,211
NETSTREIT Corp. (REIT)	41,410	656,349
Phillips Edison & Co., Inc. (REIT)	68,960	2,516,350
Saul Centers, Inc. (REIT)	5,950	214,617
SITE Centers Corp. (REIT)	29,300	376,212
Tanger, Inc. (REIT)	61,730	2,085,857
Urban Edge Properties (REIT)	64,500	1,225,500
Whitestone REIT (REIT)	25,200	367,164

		17,728,898

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT)	20,500	228,575
Four Corners Property Trust, Inc. (REIT)	57,720	1,656,564
Gladstone Land Corp. (REIT)(x)	15,900	167,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Outfront Media, Inc. (REIT)	76,807	$1,239,665
PotlatchDeltic Corp. (REIT)	42,809	1,931,542
Safehold, Inc. (REIT)	33,057	618,827
Uniti Group, Inc. (REIT)	127,450	642,348

		6,484,789

Total Real Estate		84,565,507

Utilities (3.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	35,123	2,307,581
Genie Energy Ltd., Class B	10,190	153,360
Hawaiian Electric Industries, Inc.*	90,890	995,246
MGE Energy, Inc.	20,279	1,885,136
Otter Tail Corp.	22,925	1,842,482
Portland General Electric Co.	57,082	2,545,857
TXNM Energy, Inc.	50,571	2,704,537

		12,434,199

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	65,209	2,359,914
Chesapeake Utilities Corp.	11,700	1,502,631
New Jersey Resources Corp.	52,762	2,588,504
Northwest Natural Holding Co.	21,292	909,594
ONE Gas, Inc.	29,640	2,240,487
RGC Resources, Inc.(x)	1,910	39,862
Southwest Gas Holdings, Inc.	33,396	2,397,833
Spire, Inc.	30,382	2,377,391

		14,416,216

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	48,740	241,263
Montauk Renewables, Inc.*	40,280	84,185
Ormat Technologies, Inc.	30,010	2,123,808
Sunnova Energy International, Inc.(x)*	60,600	22,543

		2,471,799

Multi-Utilities (0.5%)
Avista Corp.	41,489	1,737,144
Black Hills Corp.	38,529	2,336,784
Northwestern Energy Group, Inc.	34,768	2,012,024
Unitil Corp.	8,100	467,289

		6,553,241

Water Utilities (0.4%)
American States Water Co.	21,158	1,664,711
Cadiz, Inc.*	22,630	66,306
California Water Service Group	31,440	1,523,582
Consolidated Water Co. Ltd.	9,050	221,635
Global Water Resources, Inc.	5,870	60,520
Middlesex Water Co.	11,300	724,330
Pure Cycle Corp.*	12,280	128,572
SJW Group	18,170	993,717
York Water Co. (The)	6,190	214,669

		5,598,042

Total Utilities		41,473,497

Total Common Stocks (98.6%) (Cost $1,027,298,689)		1,313,863,694

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc.*	11,360	1,534
Chinook Therapeutics, Inc., CVR*	35,960	17,980
Inhibrx, Inc., CVR (r)*	19,600	9,518

		29,032

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		29,830

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $47,608)		65,380

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	5,620,165	5,620,165
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		9,620,165

Total Short-Term Investments (0.7%) (Cost $9,620,165)		9,620,165

Total Investments in Securities (99.3%) (Cost $1,036,966,462)		1,323,549,239
Other Assets Less Liabilities (0.7%)		9,992,601

Net Assets (100%)		$1,333,541,840

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $711,704 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $15,431,014. This was collateralized by $6,832,284 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/24/25 – 2/15/55 and by cash of $9,620,165 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	175	6/2025	USD	17,737,125	8,479

					8,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,680,313	$—	$—	$34,680,313
Consumer Discretionary	119,235,119	—	—	119,235,119
Consumer Staples	42,058,239	—	—	42,058,239
Energy	66,649,040	—	—	66,649,040
Financials	260,360,298	—	—	260,360,298
Health Care	220,182,497	—	3,476	220,185,973
Industrials	232,197,543	—	—	232,197,543
Information Technology	161,409,374	—	—	161,409,374
Materials	51,048,791	—	—	51,048,791
Real Estate	84,565,507	—	—	84,565,507
Utilities	41,473,497	—	—	41,473,497
Futures	8,479	—	—	8,479
Rights
Health Care	—	19,514	10,316	29,830
Materials	—	35,550	—	35,550
Short-Term Investments
Investment Companies	9,620,165	—	—	9,620,165

Total Assets	$1,323,488,862	$55,064	$13,792	$1,323,557,718

Total Liabilities	$—	$—	$—	$—

Total	$1,323,488,862	$55,064	$13,792	$1,323,557,718

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529,673,669
Aggregate gross unrealized depreciation	(254,940,267)

Net unrealized appreciation	$274,733,402

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,048,824,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.4%)
Capital Markets (0.1%)
Helix Acquisition Corp. II, Class A*	11,193	$126,481

Insurance (0.3%)
Oscar Health, Inc., Class A*	37,324	489,318

Total Financials		615,799

Health Care (98.5%)
Biotechnology (35.7%)
Agios Pharmaceuticals, Inc.*	16,158	473,429
Akero Therapeutics, Inc.*	17,743	718,237
Alector, Inc.*	12,854	15,810
Alkermes plc*	18,237	602,186
Allogene Therapeutics, Inc.(x)*	61,082	89,180
Alnylam Pharmaceuticals, Inc.*	15,130	4,085,403
Amgen, Inc.	8,018	2,498,008
AnaptysBio, Inc.(x)*	4,500	83,655
Annexon, Inc.*	15,220	29,375
Apogee Therapeutics, Inc.*	10,126	378,307
Arcellx, Inc.*	10,537	691,227
Argenx SE (ADR)*	9,660	5,717,416
Ascendis Pharma A/S (ADR)*	12,658	1,972,876
Aura Biosciences, Inc.*	7,297	42,760
Avidity Biosciences, Inc.*	33,712	995,178
Beam Therapeutics, Inc.*	19,990	390,405
BeiGene Ltd. (ADR)*	9,194	2,502,331
Bicara Therapeutics, Inc.(x)*	10,026	130,639
Bicycle Therapeutics plc (ADR)*	18,614	158,033
Biogen, Inc.*	2,375	324,995
Biohaven Ltd.*	20,481	492,363
Blueprint Medicines Corp.*	20,854	1,845,788
Cabaletta Bio, Inc.*	6,400	8,864
Cargo Therapeutics, Inc.*	4,333	17,635
Celldex Therapeutics, Inc.*	10,233	185,729
Centessa Pharmaceuticals plc (ADR)*	47,825	687,724
CG oncology, Inc.(x)*	7,931	194,230
Climb Bio, Inc.(x)*	6,500	7,930
Crinetics Pharmaceuticals, Inc.*	14,250	477,945
Cytokinetics, Inc.*	6,513	261,758
Denali Therapeutics, Inc.*	27,387	372,326
Disc Medicine, Inc.*	4,837	240,109
Entrada Therapeutics, Inc.*	6,665	60,252
Exact Sciences Corp.*	16,084	696,276
Generation Bio Co.*	30,137	12,206
Gilead Sciences, Inc.	21,305	2,387,225
Heron Therapeutics, Inc.(x)*	30,200	66,440
Ideaya Biosciences, Inc.*	6,083	99,640
Immuneering Corp., Class A(x)*	22,529	34,244
Immunocore Holdings plc (ADR)(x)*	14,638	434,309
Immunome, Inc.*	36,138	243,209
Incyte Corp.*	3,655	221,310
Insmed, Inc.*	34,513	2,632,997
Ionis Pharmaceuticals, Inc.*	8,887	268,121
Iovance Biotherapeutics, Inc.*	21,291	70,899
Janux Therapeutics, Inc.*	7,679	207,333
Krystal Biotech, Inc.*	3,101	559,110
Kymera Therapeutics, Inc.*	17,808	487,405
Kyverna Therapeutics, Inc.(x)*	6,557	12,655
Legend Biotech Corp. (ADR)*	9,626	326,610
LENZ Therapeutics, Inc.(x)*	6,262	160,996
Lyell Immunopharma, Inc.(x)*	93,573	50,342
Madrigal Pharmaceuticals, Inc.(x)*	1,934	640,599
Merus NV*	5,720	240,755
Metsera, Inc.(x)*	5,282	143,776
Monte Rosa Therapeutics, Inc.(x)*	22,383	103,857
MoonLake Immunotherapeutics, Class A(x)*	18,718	731,312
Natera, Inc.*	7,675	1,085,322
Neurocrine Biosciences, Inc.*	8,305	918,533
Nuvalent, Inc., Class A*	4,887	346,586
ORIC Pharmaceuticals, Inc.*	15,700	87,606
Oruka Therapeutics, Inc.	6,893	70,722
Praxis Precision Medicines, Inc.*	4,084	154,661
Prelude Therapeutics, Inc.(x)*	10,946	8,407
Protagonist Therapeutics, Inc.*	14,429	697,786
Prothena Corp. plc*	9,315	115,273
Regeneron Pharmaceuticals, Inc.	4,059	2,574,340
Relay Therapeutics, Inc.*	26,192	68,623
Replimune Group, Inc.*	26,632	259,662
Revolution Medicines, Inc.*	22,900	809,744
Rhythm Pharmaceuticals, Inc.*	4,773	252,826
Rocket Pharmaceuticals, Inc.*	16,956	113,097
Sana Biotechnology, Inc.(x)*	38,755	65,108
Scholar Rock Holding Corp.*	28,552	917,947
Sensorion SA*	125,889	56,491
Sionna Therapeutics, Inc.*	5,395	56,432
Soleno Therapeutics, Inc.*	5,881	420,197
SpringWorks Therapeutics, Inc.*	11,176	493,197
Spyre Therapeutics, Inc.*	5,756	92,873
Summit Therapeutics, Inc.(x)*	66,705	1,286,739
Ultragenyx Pharmaceutical, Inc.*	13,101	474,387
United Therapeutics Corp.*	1,672	515,427
UroGen Pharma Ltd.(x)*	3,900	43,134
Vaxcyte, Inc.*	13,080	493,901
Vera Therapeutics, Inc., Class A*	18,360	441,007
Vertex Pharmaceuticals, Inc.*	10,930	5,299,083
Viridian Therapeutics, Inc.*	3,800	51,224
Voyager Therapeutics, Inc.(x)*	14,167	47,884
Xencor, Inc.*	12,906	137,320
Zai Lab Ltd. (ADR)(x)*	25,095	906,933

		56,946,201

Health Care Equipment & Supplies (17.6%)
Becton Dickinson & Co.	5,328	1,220,432
Beta Bionics, Inc.*	3,021	36,977
Boston Scientific Corp.*	49,624	5,006,069
Cooper Cos., Inc. (The)*	5,669	478,180
Dexcom, Inc.*	5,431	370,883
IDEXX Laboratories, Inc.*	2,134	896,173
Intuitive Surgical, Inc.*	16,040	7,944,131
Kestra Medical Technologies Ltd.*	4,663	116,202
Lantheus Holdings, Inc.*	2,461	240,194
Masimo Corp.*	3,049	507,963
Medtronic plc	8,749	786,185
Novocure Ltd.*	7,419	132,207
Orchestra BioMed Holdings, Inc.(x)*	9,046	38,717
Penumbra, Inc.*	7,312	1,955,302
PROCEPT BioRobotics Corp.*	6,956	405,256
Sonova Holding AG (Registered)	2,714	786,867
Stryker Corp.	19,276	7,175,491

		28,097,229

Health Care Providers & Services (17.7%)
Alignment Healthcare, Inc.*	23,584	439,134
BrightSpring Health Services, Inc.(x)*	28,205	510,228
Cardinal Health, Inc.	5,706	786,116
Cencora, Inc.	3,017	838,998
Centene Corp.*	5,838	354,425
Cigna Group (The)	9,144	3,008,376
CVS Health Corp.	10,294	697,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	8,236	$3,582,331
Encompass Health Corp.	2,980	301,814
Guardant Health, Inc.*	5,300	225,780
HCA Healthcare, Inc.	4,319	1,492,430
Labcorp Holdings, Inc.	1,027	239,024
McKesson Corp.	1,273	856,716
Molina Healthcare, Inc.*	3,737	1,230,930
Quest Diagnostics, Inc.	4,914	831,449
Tenet Healthcare Corp.*	8,614	1,158,583
UnitedHealth Group, Inc.	22,270	11,663,913

		28,217,665

Health Care Technology (0.4%)
Veeva Systems, Inc., Class A*	2,354	545,257

Life Sciences Tools & Services (8.6%)
Bio-Techne Corp.	8,951	524,797
Danaher Corp.	24,270	4,975,350
ICON plc*	1,324	231,687
Mettler-Toledo International, Inc.*	242	285,780
Repligen Corp.*	3,393	431,725
Revvity, Inc.	5,937	628,135
Sartorius AG (Preference)(q)	1,513	349,451
Thermo Fisher Scientific, Inc.	12,745	6,341,912

		13,768,837

Pharmaceuticals (18.5%)
Arvinas, Inc.*	7,819	54,889
AstraZeneca plc (ADR)	42,165	3,099,128
Chugai Pharmaceutical Co. Ltd.	24,300	1,101,511
Edgewise Therapeutics, Inc.*	2,500	55,000
Eli Lilly & Co.	20,935	17,290,426
MBX Biosciences, Inc.(x)*	7,503	55,372
MediWound Ltd.(x)*	1,590	24,677
Merck & Co., Inc.	29,510	2,648,818
Pharvaris NV(x)*	6,656	104,499
Rapport Therapeutics, Inc.(x)*	12,977	130,159
Roche Holding AG	2,687	882,303
Sanofi SA (ADR)	35,976	1,995,229
Structure Therapeutics, Inc. (ADR)*	6,989	120,980
Tarsus Pharmaceuticals, Inc.*	5,632	289,316
UCB SA	1,508	265,380
Verona Pharma plc (ADR)*	18,984	1,205,294
WaVe Life Sciences Ltd.*	20,377	164,646

		29,487,627

Total Health Care		157,062,816

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A(x)*	1,346	7,672

Total Materials		7,672

Total Common Stocks (98.9%) (Cost $110,955,443)		157,686,287

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc., expiring 12/17/26*	3,127	119

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	700

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	1,418	—

Total Health Care		819

Total Warrants (0.0%)† (Cost $—)		819

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	1,448,041	1,448,041

Total Investment Companies		2,048,041

Total Short-Term Investments (1.3%) (Cost $2,048,041)		2,048,041

Total Investments in Securities (100.2%) (Cost $113,003,484)		159,735,147
Other Assets Less Liabilities (-0.2%)		(384,460)

Net Assets (100%)		$159,350,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $4,425,581. This was collateralized by $2,653,099 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $2,048,041 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Financials	$615,799	$—	$—		$615,799
Health Care	153,620,813	3,442,003	—		157,062,816
Materials	7,672	—	—		7,672
Short-Term Investments
Investment Companies	2,048,041	—	—		2,048,041
Warrants
Health Care	819	—	—	(a)	819

Total Assets	$156,293,144	$3,442,003	$—		$159,735,147

Total Liabilities	$—	$—	$—		$—

Total	$156,293,144	$3,442,003	$—		$159,735,147

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,202,693
Aggregate gross unrealized depreciation	(14,763,487)

Net unrealized appreciation	$45,439,206

Federal income tax cost of investments in securities and derivative instruments, if applicable	$114,295,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	784,672	$35,592,722

Interactive Media & Services (2.2%)
Alphabet, Inc., Class C	207,724	32,452,720

Total Communication Services		68,045,442

Consumer Discretionary (7.6%)
Household Durables (5.5%)
Lennar Corp., Class A	330,452	37,929,280
Sony Group Corp. (ADR)(x)	1,741,248	44,210,287

		82,139,567

Specialty Retail (2.1%)
Lowe’s Cos., Inc.	132,164	30,824,610

Total Consumer Discretionary		112,964,177

Consumer Staples (5.8%)
Beverages (3.7%)
Coca-Cola Co. (The)	487,283	34,899,208
Constellation Brands, Inc., Class A	106,061	19,464,315

		54,363,523

Household Products (2.1%)
Procter & Gamble Co. (The)	187,639	31,977,439

Total Consumer Staples		86,340,962

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Coterra Energy, Inc.	1,156,576	33,425,047
TotalEnergies SE (ADR)	481,106	31,122,747

Total Energy		64,547,794

Financials (20.4%)
Banks (9.1%)
Commerce Bancshares, Inc.	282,406	17,574,126
Cullen/Frost Bankers, Inc.	194,111	24,302,697
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,349,429	32,022,717
PNC Financial Services Group, Inc. (The)	168,300	29,582,091
US Bancorp	757,178	31,968,055

		135,449,686

Capital Markets (5.6%)
Ameriprise Financial, Inc.	110,780	53,629,706
Blackstone, Inc.	211,108	29,508,676

		83,138,382

Consumer Finance (3.2%)
Capital One Financial Corp.	262,158	47,004,929

Insurance (2.5%)
American International Group, Inc.	426,707	37,097,907

Total Financials		302,690,904

Health Care (10.1%)
Biotechnology (2.6%)
Amgen, Inc.	123,333	38,424,396

Health Care Equipment & Supplies (3.8%)
Alcon AG	355,028	33,702,808
Medtronic plc	254,273	22,848,972

		56,551,780

Life Sciences Tools & Services (1.9%)
Danaher Corp.	140,996	28,904,180

Pharmaceuticals (1.8%)
Merck & Co., Inc.	299,244	26,860,141

Total Health Care		150,740,497

Industrials (9.9%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	112,963	30,791,455

Machinery (7.8%)
Oshkosh Corp.	198,437	18,668,953
Parker-Hannifin Corp.	106,413	64,683,142
Xylem, Inc.	278,314	33,247,390

		116,599,485

Total Industrials		147,390,940

Information Technology (14.3%)
Electronic Equipment, Instruments & Components (2.1%)
Teledyne Technologies, Inc.*	63,926	31,816,609

Semiconductors & Semiconductor Equipment (4.0%)
Microchip Technology, Inc.	481,146	23,292,278
QUALCOMM, Inc.	235,059	36,107,413

		59,399,691

Software (8.2%)
Adobe, Inc.*	84,962	32,585,476
ANSYS, Inc.*	122,775	38,865,654
Microsoft Corp.	133,289	50,035,358

		121,486,488

Total Information Technology		212,702,788

Materials (12.8%)
Chemicals (10.3%)
Air Products and Chemicals, Inc.	109,955	32,427,929
Corteva, Inc.	778,894	49,015,799
Ecolab, Inc.	148,849	37,736,198
RPM International, Inc.	297,100	34,368,528

		153,548,454

Construction Materials (2.5%)
Martin Marietta Materials, Inc.	78,312	37,443,317

Total Materials		190,991,771

Real Estate (1.6%)
Residential REITs (1.6%)
Equity LifeStyle Properties, Inc. (REIT)	355,872	23,736,662

Total Real Estate		23,736,662

Utilities (7.2%)
Electric Utilities (2.2%)
Xcel Energy, Inc.	454,112	32,146,589

Gas Utilities (2.7%)
Atmos Energy Corp.	265,447	41,032,797

Water Utilities (2.3%)
American Water Works Co., Inc.	232,546	34,305,186

Total Utilities		107,484,572

Total Common Stocks (98.7%) (Cost $1,195,875,418)		1,467,636,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)	5,000,000	$5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	53,124,871	53,124,871
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		63,124,871

Total Short-Term Investments (4.2%) (Cost $ 63,124,871)		63,124,871

Total Investments in Securities (102.9%) (Cost $ 1,259,000,289)		1,530,761,380
Other Assets Less Liabilities (-2.9%)		(42,893,494)

Net Assets (100%)		$1,487,867,886

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $68,609,370. This was collateralized by $7,845,664 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/24/25 – 2/15/55 and by cash of $63,124,871 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$68,045,442	$—	$—	$68,045,442
Consumer Discretionary	112,964,177	—	—	112,964,177
Consumer Staples	86,340,962	—	—	86,340,962
Energy	64,547,794	—	—	64,547,794
Financials	302,690,904	—	—	302,690,904
Health Care	150,740,497	—	—	150,740,497
Industrials	147,390,940	—	—	147,390,940
Information Technology	212,702,788	—	—	212,702,788
Materials	190,991,771	—	—	190,991,771
Real Estate	23,736,662	—	—	23,736,662
Utilities	107,484,572	—	—	107,484,572
Short-Term Investments
Investment Companies	63,124,871	—	—	63,124,871

Total Assets	$1,530,761,380	$—	$—	$1,530,761,380

Total Liabilities	$—	$—	$—	$—

Total	$1,530,761,380	$—	$—	$1,530,761,380

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,651,273
Aggregate gross unrealized depreciation	(47,890,864)

Net unrealized appreciation	$271,760,409

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,259,000,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (88.7%)
Energy Equipment & Services (4.1%)
Schlumberger NV	66,598	$2,783,796
Tenaris SA	71,240	1,391,195
Tenaris SA (ADR)	41,553	1,625,138

		5,800,129

Oil, Gas & Consumable Fuels (84.6%)
Antero Resources Corp.*	43,253	1,749,151
ARC Resources Ltd.	204,535	4,111,878
BP plc (ADR)	51,718	1,747,551
Cameco Corp.	18,101	745,037
Canadian Natural Resources Ltd.	52,453	1,615,552
Cenovus Energy, Inc.	202,292	2,813,882
Chevron Corp.	36,268	6,067,274
ConocoPhillips	31,778	3,337,326
Coterra Energy, Inc.	174,436	5,041,200
Diamondback Energy, Inc.	22,144	3,540,383
Enbridge, Inc.	44,564	1,972,330
EOG Resources, Inc.	30,517	3,913,500
EQT Corp.	88,344	4,720,220
Equinor ASA	159,093	4,213,718
Equinor ASA (ADR)	38,350	1,014,357
Expand Energy Corp.	40,034	4,456,585
Exxon Mobil Corp.	83,032	9,874,996
Hess Corp.	44,463	7,102,075
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	41,740	6,081,101
ONEOK, Inc.	59,848	5,938,119
Petroleo Brasileiro SA	384,080	2,756,866
Phillips 66	16,705	2,062,733
Shell plc	375,583	13,705,751
Shell plc (ADR)	16,845	1,234,402
Targa Resources Corp.	23,956	4,802,459
TotalEnergies SE	103,349	6,667,081
TotalEnergies SE (ADR)	48,550	3,140,699
Williams Cos., Inc. (The)	113,870	6,804,871

		121,231,097

Total Energy		127,031,226

Utilities (10.1%)
Electric Utilities (5.3%)
American Electric Power Co., Inc.	14,502	1,584,634
Duke Energy Corp.	9,174	1,118,953
Enel SpA	94,428	765,481
Iberdrola SA	79,090	1,277,669
NextEra Energy, Inc.	23,687	1,679,171
Southern Co. (The)	12,711	1,168,776

		7,594,684

Independent Power and Renewable Electricity Producers (0.4%)
China Longyuan Power Group Corp. Ltd., Class H	783,555	627,331

Multi-Utilities (4.4%)
E.ON SE	45,297	683,756
Engie SA	80,755	1,574,823
National Grid plc	79,129	1,031,859
Sempra	28,879	2,060,806
WEC Energy Group, Inc.	8,505	926,875

		6,278,119

Total Utilities		14,500,134

Total Investments in Securities (98.8%) (Cost $103,417,079)		141,531,360
Other Assets Less Liabilities (1.2%)		1,761,682

Net Assets (100%)		$143,293,042

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Country Diversification As a Percentage of Total Net Assets

Brazil	1.9%
Canada	7.9
China	0.4
France	8.0
Germany	0.5
Italy	0.5
Norway	3.7
Russia	0.0 #
Spain	0.9
United Kingdom	0.7
United States	74.3
Cash and Other	1.2

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$101,053,481	$25,977,745	$—	(a)	$127,031,226
Utilities	8,539,215	5,960,919	—		14,500,134

Total Assets	$109,592,696	$31,938,664	$—		$141,531,360

Total Liabilities	$—	$—	$—		$—

Total	$109,592,696	$31,938,664	$—		$141,531,360

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,340,928
Aggregate gross unrealized depreciation	(3,388,078)

Net unrealized appreciation	$37,952,850

Federal income tax cost of investments in securities and derivative instruments, if applicable	$103,578,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.0%)†
Cogent Communications Holdings, Inc.	600	$36,786
Globalstar, Inc.*	1,453	30,310
Iridium Communications, Inc.	2,400	65,568

		132,664

Entertainment (2.3%)
Cinemark Holdings, Inc.(x)	1,200	29,868
Liberty Media Corp.-Liberty Formula One, Class C*	1,000	90,010
Live Nation Entertainment, Inc.*	2,200	287,276
Madison Square Garden Sports Corp.*	200	38,944
Netflix, Inc.*	32,943	30,720,336
ROBLOX Corp., Class A*	52,900	3,083,541
Roku, Inc.*	500	35,220
Spotify Technology SA*	2,100	1,155,063
TKO Group Holdings, Inc., Class A	300	45,843

		35,486,101

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A	266,503	41,212,024
Alphabet, Inc., Class C	61,175	9,557,370
Cargurus, Inc., Class A*	1,200	34,956
Grindr, Inc.*	2,200	39,380
Meta Platforms, Inc., Class A	84,251	48,558,906
Pinterest, Inc., Class A*	8,200	254,200
Reddit, Inc., Class A*	22,200	2,328,780
TripAdvisor, Inc.*	2,500	35,425
Trump Media & Technology Group Corp.(x)*	1,300	25,402
Yelp, Inc., Class A*	1,100	40,733

		102,087,176

Media (0.0%)†
Liberty Broadband Corp., Class C*	500	42,525
Nexstar Media Group, Inc., Class A	200	35,844
Trade Desk, Inc. (The), Class A*	6,300	344,736

		423,105

Total Communication Services		138,129,046

Consumer Discretionary (10.0%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	400	48,216
Modine Manufacturing Co.*	700	53,725
Patrick Industries, Inc.	500	42,280

		144,221

Automobiles (0.9%)
Tesla, Inc.*	52,780	13,678,465

Broadline Retail (4.6%)
Amazon.com, Inc.*	346,750	65,972,655
Coupang, Inc., Class A*	128,193	2,811,272
Etsy, Inc.*	1,000	47,180
MercadoLibre, Inc.*	1,048	2,044,512

		70,875,619

Distributors (0.0%)†
Pool Corp.	512	162,995

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	400	40,256
Bright Horizons Family Solutions, Inc.*	400	50,816
Duolingo, Inc., Class A*	16,800	5,217,072
Frontdoor, Inc.*	1,100	42,262
Grand Canyon Education, Inc.*	300	51,906
H&R Block, Inc.	700	38,437
Laureate Education, Inc.*	1,900	38,855
Mister Car Wash, Inc.*	4,600	36,294
Stride, Inc.*	600	75,900

		5,591,798

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	6,200	740,652
Booking Holdings, Inc.	1,395	6,426,639
Brinker International, Inc.*	500	74,525
Cava Group, Inc.*	105,900	9,150,819
Cheesecake Factory, Inc. (The)	800	38,928
Chipotle Mexican Grill, Inc.*	66,920	3,360,053
Choice Hotels International, Inc.(x)	300	39,834
Churchill Downs, Inc.	900	99,963
Darden Restaurants, Inc.	900	186,984
Domino’s Pizza, Inc.	208	95,566
DoorDash, Inc., Class A*	74,273	13,574,876
DraftKings, Inc., Class A*	6,100	202,581
Dutch Bros, Inc., Class A*	217,100	13,403,754
Expedia Group, Inc.	1,700	285,770
Global Business Travel Group I*	4,400	31,944
Hilton Grand Vacations, Inc.*	1,000	37,410
Hilton Worldwide Holdings, Inc.	1,700	386,835
Hyatt Hotels Corp., Class A	300	36,750
International Game Technology plc	2,200	35,772
Las Vegas Sands Corp.	5,500	212,465
Light & Wonder, Inc.*	1,300	112,593
McDonald’s Corp.	668	208,663
Norwegian Cruise Line Holdings Ltd.*	6,500	123,240
Planet Fitness, Inc., Class A*	600	57,966
Red Rock Resorts, Inc., Class A	800	34,696
Royal Caribbean Cruises Ltd.	1,100	225,984
Shake Shack, Inc., Class A*	500	44,085
Six Flags Entertainment Corp.	900	32,103
Starbucks Corp.	12,553	1,231,324
Super Group SGHC Ltd.	5,400	34,776
Sweetgreen, Inc., Class A*	1,300	32,526
Texas Roadhouse, Inc., Class A	900	149,967
United Parks & Resorts, Inc.*	700	31,822
Vail Resorts, Inc.	400	64,008
Wendy’s Co. (The)	2,300	33,649
Wingstop, Inc.	400	90,232
Wyndham Hotels & Resorts, Inc.	400	36,204
Wynn Resorts Ltd.	400	33,400
Yum! Brands, Inc.	1,500	236,040

		51,235,398

Household Durables (0.0%)†
Cavco Industries, Inc.*	100	51,963
Champion Homes, Inc.*	400	37,904
Green Brick Partners, Inc.*	600	34,986
Installed Building Products, Inc.	300	51,438
KB Home	500	29,060
SharkNinja, Inc.*	400	33,364
Somnigroup International, Inc.(x)	2,600	155,688
TopBuild Corp.*	100	30,495
Tri Pointe Homes, Inc.*	1,000	31,920

		456,818

Leisure Products (0.0%)†
Acushnet Holdings Corp.	600	41,196
Hasbro, Inc.	2,100	129,129
Peloton Interactive, Inc., Class A*	4,400	27,808
YETI Holdings, Inc.*	1,000	33,100

		231,233

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A*	700	53,459
Academy Sports & Outdoors, Inc.	800	36,488
American Eagle Outfitters, Inc.	2,100	24,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
AutoZone, Inc.*	191	$728,241
Boot Barn Holdings, Inc.*	400	42,972
Burlington Stores, Inc.*	900	214,497
CarMax, Inc.*	500	38,960
Carvana Co.*	500	104,540
Dick’s Sporting Goods, Inc.	200	40,312
Five Below, Inc.*	600	44,955
Floor & Decor Holdings, Inc., Class A*	500	40,235
Home Depot, Inc. (The)	11,274	4,131,808
Leslie’s, Inc.*	8,133	5,982
Murphy USA, Inc.	300	140,943
O’Reilly Automotive, Inc.*	796	1,140,334
RH*	100	23,441
Ross Stores, Inc.	1,074	137,247
TJX Cos., Inc. (The)	9,486	1,155,395
Tractor Supply Co.	7,640	420,964
Ulta Beauty, Inc.*	604	221,390
Urban Outfitters, Inc.*	800	41,920
Valvoline, Inc.*	1,800	62,658
Victoria’s Secret & Co.*	1,366	25,380
Williams-Sonoma, Inc.	1,000	158,100

		9,034,623

Textiles, Apparel & Luxury Goods (0.2%)
Crocs, Inc.*	400	42,480
Deckers Outdoor Corp.*	2,100	234,801
Hanesbrands, Inc.*	4,800	27,696
Kontoor Brands, Inc.	700	44,891
Lululemon Athletica, Inc.*	5,874	1,662,695
NIKE, Inc., Class B	10,415	661,144
Skechers USA, Inc., Class A*	600	34,068
Steven Madden Ltd.	1,000	26,640

		2,734,415

Total Consumer Discretionary		154,145,585

Consumer Staples (1.3%)
Beverages (0.3%)
Celsius Holdings, Inc.*	3,000	106,860
Coca-Cola Co. (The)	31,696	2,270,067
Monster Beverage Corp.*	7,746	453,296
National Beverage Corp.	800	33,232
PepsiCo, Inc.	15,418	2,311,775
Primo Brands Corp.	1,400	49,686

		5,224,916

Consumer Staples Distribution & Retail (0.8%)
Casey’s General Stores, Inc.	100	43,404
Costco Wholesale Corp.	12,476	11,799,551
Performance Food Group Co.*	500	39,315
PriceSmart, Inc.	500	43,925
Sprouts Farmers Market, Inc.*	1,400	213,696
Sysco Corp.	4,366	327,625

		12,467,516

Food Products (0.0%)†
Cal-Maine Foods, Inc.	400	36,360
Freshpet, Inc.*	300	24,951
Hershey Co. (The)	238	40,705
J & J Snack Foods Corp.	200	26,344
Lamb Weston Holdings, Inc.	600	31,980
Lancaster Colony Corp.	300	52,500
Pilgrim’s Pride Corp.*	800	43,608
Simply Good Foods Co. (The)*	1,200	41,388

		297,836

Household Products (0.2%)
Clorox Co. (The)	1,684	247,969
Colgate-Palmolive Co.	6,300	590,310
Kimberly-Clark Corp.	2,000	284,440
Procter & Gamble Co. (The)	7,500	1,278,150
WD-40 Co.	200	48,800

		2,449,669

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.(x)*	700	43,953
Estee Lauder Cos., Inc. (The), Class A	1,282	84,612
Interparfums, Inc.	300	34,161

		162,726

Total Consumer Staples		20,602,663

Energy (0.3%)
Energy Equipment & Services (0.1%)
Archrock, Inc.	2,200	57,728
Cactus, Inc., Class A	900	41,247
ChampionX Corp.	3,900	116,220
Noble Corp. plc	1,200	28,440
Schlumberger NV	40,445	1,690,601
Valaris Ltd.*	900	35,334
Weatherford International plc	1,000	53,550

		2,023,120

Oil, Gas & Consumable Fuels (0.2%)
Antero Midstream Corp.	2,700	48,600
Cheniere Energy, Inc.	1,700	393,380
Civitas Resources, Inc.	800	27,912
EQT Corp.	900	48,087
Hess Corp.	2,500	399,325
Magnolia Oil & Gas Corp., Class A	2,200	55,572
Matador Resources Co.	700	35,763
New Fortress Energy, Inc.	4,200	34,902
Permian Resources Corp.	2,700	37,395
SM Energy Co.	1,200	35,940
Targa Resources Corp.	3,100	621,457
Texas Pacific Land Corp.	300	397,497
Uranium Energy Corp.*	5,400	25,812
Viper Energy, Inc., Class A	800	36,120

		2,197,762

Total Energy		4,220,882

Financials (7.7%)
Banks (0.3%)
Axos Financial, Inc.*	500	32,260
BancFirst Corp.	300	32,961
Bancorp, Inc. (The)*	700	36,988
Bank of America Corp.	81,740	3,411,010
First Bancorp	2,100	40,257
First Financial Bankshares, Inc.	1,800	64,656
NU Holdings Ltd., Class A*	45,100	461,824
Popular, Inc.	400	36,948
ServisFirst Bancshares, Inc.	400	33,040
Triumph Financial, Inc.*	400	23,120

		4,173,064

Capital Markets (1.0%)
Ameriprise Financial, Inc.	1,300	629,343
Ares Management Corp., Class A	2,600	381,186
Artisan Partners Asset Management, Inc., Class A	900	35,190
Blackstone, Inc.	10,300	1,439,734
Blue Owl Capital, Inc., Class A	7,100	142,284
Charles Schwab Corp. (The)	27,411	2,145,733
Cohen & Steers, Inc.	400	32,100
Coinbase Global, Inc., Class A*	2,400	413,352
FactSet Research Systems, Inc.	176	80,017
Goldman Sachs Group, Inc. (The)	1,200	655,548
Hamilton Lane, Inc., Class A	500	74,335
Houlihan Lokey, Inc., Class A	200	32,300
Jefferies Financial Group, Inc.	700	37,499
KKR & Co., Inc.	2,600	300,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lazard, Inc.	1,400	$60,620
LPL Financial Holdings, Inc.	1,100	359,854
Moelis & Co., Class A	1,000	58,360
Moody’s Corp.	2,297	1,069,690
Morgan Stanley	1,200	140,004
Morningstar, Inc.	400	119,948
MSCI, Inc.	669	378,320
Piper Sandler Cos.	200	49,532
PJT Partners, Inc., Class A	300	41,364
S&P Global, Inc.	8,240	4,186,744
StepStone Group, Inc., Class A	800	41,784
TPG, Inc., Class A	600	28,458
Tradeweb Markets, Inc., Class A	12,414	1,842,982
Victory Capital Holdings, Inc., Class A	600	34,722
XP, Inc., Class A	3,000	41,250

		14,852,839

Consumer Finance (0.1%)
Ally Financial, Inc.	1,100	40,117
American Express Co.	2,920	785,626
Credit Acceptance Corp.*	100	51,635
FirstCash Holdings, Inc.	500	60,160
SoFi Technologies, Inc.*	2,600	30,238
Upstart Holdings, Inc.*	1,000	46,030

		1,013,806

Financial Services (5.7%)
Affirm Holdings, Inc., Class A*	149,346	6,748,946
Apollo Global Management, Inc.	32,410	4,438,226
Block, Inc., Class A*	63,000	3,422,790
Corpay, Inc.*	1,006	350,812
Evertec, Inc.	1,000	36,770
Fiserv, Inc.*	36,158	7,984,771
Flywire Corp.*	1,800	17,100
Marqeta, Inc., Class A*	8,300	34,196
Mastercard, Inc., Class A	46,335	25,397,140
Mr Cooper Group, Inc.*	400	47,840
NCR Atleos Corp.*	1,200	31,656
NMI Holdings, Inc., Class A*	1,100	39,655
Payoneer Global, Inc.*	4,000	29,240
PennyMac Financial Services, Inc.	400	40,044
Remitly Global, Inc.*	2,000	41,600
Shift4 Payments, Inc., Class A*	800	65,368
StoneCo Ltd., Class A*	4,300	45,064
Toast, Inc., Class A*	305,100	10,120,167
Visa, Inc., Class A	85,296	29,892,836
Walker & Dunlop, Inc.	400	34,144
Western Union Co. (The)	3,800	40,204
WEX, Inc.*	200	31,404

		88,889,973

Insurance (0.6%)
Allstate Corp. (The)	600	124,242
Arthur J Gallagher & Co.	200	69,048
Baldwin Insurance Group, Inc. (The), Class A*	900	40,221
Brown & Brown, Inc.	1,500	186,600
Everest Group Ltd.	100	36,333
F&G Annuities & Life, Inc.	1,000	36,050
Goosehead Insurance, Inc., Class A	300	35,418
Kinsale Capital Group, Inc.	300	146,013
Lemonade, Inc.*	900	28,287
Marsh & McLennan Cos., Inc.	1,001	244,274
Mercury General Corp.	700	39,130
Oscar Health, Inc., Class A*	2,600	34,086
Palomar Holdings, Inc.*	400	54,832
Progressive Corp. (The)	31,390	8,883,684
RLI Corp.	400	32,132
Ryan Specialty Holdings, Inc., Class A	1,800	132,966
Selective Insurance Group, Inc.	700	64,078
Trupanion, Inc.*	800	29,816

		10,217,210

Total Financials		119,146,892

Health Care (7.5%)
Biotechnology (2.6%)
AbbVie, Inc.	10,879	2,279,368
ACADIA Pharmaceuticals, Inc.*	2,200	36,542
ADMA Biologics, Inc.*	3,000	59,520
Akero Therapeutics, Inc.*	800	32,384
Alkermes plc*	2,200	72,644
Alnylam Pharmaceuticals, Inc.*	18,900	5,103,378
Amgen, Inc.	5,920	1,844,376
Amicus Therapeutics, Inc.*	4,200	34,272
Apellis Pharmaceuticals, Inc.*	1,700	37,179
Arcellx, Inc.*	600	39,360
Arcutis Biotherapeutics, Inc.*	2,200	34,408
Argenx SE (ADR)*	3,755	2,222,453
Arrowhead Pharmaceuticals, Inc.*	1,600	20,384
Ascendis Pharma A/S (ADR)*	55,290	8,617,499
Avidity Biosciences, Inc.*	1,500	44,280
Biohaven Ltd.*	1,000	24,040
Blueprint Medicines Corp.*	1,200	106,212
Bridgebio Pharma, Inc.*	1,600	55,312
Catalyst Pharmaceuticals, Inc.*	1,900	46,075
CG oncology, Inc.*	1,400	34,286
Crinetics Pharmaceuticals, Inc.*	1,200	40,248
Cytokinetics, Inc.*	800	32,152
Denali Therapeutics, Inc.*	2,700	36,706
Dyne Therapeutics, Inc.*	1,400	14,644
Exact Sciences Corp.*	1,000	43,290
Exelixis, Inc.*	3,200	118,144
Geron Corp.*	10,400	16,536
Halozyme Therapeutics, Inc.*	1,700	108,477
ImmunityBio, Inc.*	8,500	25,585
Immunovant, Inc.*	1,500	25,635
Incyte Corp.*	592	35,846
Insmed, Inc.*	54,200	4,134,918
Ionis Pharmaceuticals, Inc.*	2,500	75,425
Iovance Biotherapeutics, Inc.*	4,600	15,318
Ironwood Pharmaceuticals, Inc., Class A*	8,500	12,495
Keros Therapeutics, Inc.*	700	7,133
Krystal Biotech, Inc.*	300	54,090
Kymera Therapeutics, Inc.*	900	24,633
Legend Biotech Corp. (ADR)*	100,489	3,409,592
Madrigal Pharmaceuticals, Inc.*	300	99,369
Metsera, Inc.*	1,400	38,108
Mirum Pharmaceuticals, Inc.*	800	36,040
Natera, Inc.*	13,200	1,866,612
Neurocrine Biosciences, Inc.*	1,646	182,048
Novavax, Inc.*	2,200	14,102
Nuvalent, Inc., Class A*	500	35,460
Protagonist Therapeutics, Inc.*	1,000	48,360
PTC Therapeutics, Inc.*	800	40,768
Recursion Pharmaceuticals, Inc., Class A*	5,500	29,095
Regeneron Pharmaceuticals, Inc.	132	83,718
Revolution Medicines, Inc.*	1,300	45,968
Rhythm Pharmaceuticals, Inc.*	700	37,079
Sarepta Therapeutics, Inc.*	1,700	108,494
Scholar Rock Holding Corp.*	1,100	35,365
Soleno Therapeutics, Inc.*	800	57,160
SpringWorks Therapeutics, Inc.*	1,000	44,130
Summit Therapeutics, Inc.*	2,300	44,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TG Therapeutics, Inc.*	162,300	$6,399,489
Twist Bioscience Corp.*	800	31,408
Ultragenyx Pharmaceutical, Inc.*	1,200	43,452
Vaxcyte, Inc.*	2,100	79,296
Vera Therapeutics, Inc., Class A*	800	19,216
Vericel Corp.*	700	31,234
Vertex Pharmaceuticals, Inc.*	1,844	894,008
Viking Therapeutics, Inc.*	1,400	33,810

		39,352,995

Health Care Equipment & Supplies (1.4%)
Align Technology, Inc.*	620	98,493
Becton Dickinson & Co.	5,179	1,186,302
Dexcom, Inc.*	54,910	3,749,804
Edwards Lifesciences Corp.*	1,666	120,752
GE HealthCare Technologies, Inc.	566	45,682
Glaukos Corp.*	700	68,894
Haemonetics Corp.*	700	44,485
IDEXX Laboratories, Inc.*	1,200	503,940
Inspire Medical Systems, Inc.*	500	79,640
Insulet Corp.*	976	256,307
Integer Holdings Corp.*	300	35,403
Intuitive Surgical, Inc.*	17,560	8,696,941
iRhythm Technologies, Inc.*	400	41,872
Lantheus Holdings, Inc.*	1,200	117,120
LeMaitre Vascular, Inc.	400	33,560
LivaNova plc*	800	31,424
Masimo Corp.*	300	49,980
Merit Medical Systems, Inc.*	800	84,568
Novocure Ltd.*	1,800	32,076
Penumbra, Inc.*	500	133,705
PROCEPT BioRobotics Corp.*	600	34,956
ResMed, Inc.	679	151,994
Sonova Holding AG (ADR)	27,678	1,613,489
STAAR Surgical Co.*	1,400	24,682
Stryker Corp.	13,161	4,899,182
TransMedics Group, Inc.*	500	33,640

		22,168,891

Health Care Providers & Services (1.3%)
agilon health, Inc.*	4,800	20,784
Alignment Healthcare, Inc.*	3,300	61,446
Astrana Health, Inc.*	900	27,909
BrightSpring Health Services, Inc.*	2,200	39,798
Cardinal Health, Inc.	2,300	316,871
Cencora, Inc.	2,500	695,225
Chemed Corp.	100	61,532
Cigna Group (The)	13,490	4,438,210
Concentra Group Holdings Parent, Inc.	2,000	43,400
CorVel Corp.*	300	33,591
DaVita, Inc.*	800	122,376
Elevance Health, Inc.	600	260,976
Ensign Group, Inc. (The)	1,000	129,400
Guardant Health, Inc.*	1,600	68,160
HCA Healthcare, Inc.	682	235,665
HealthEquity, Inc.*	1,500	132,555
Hims & Hers Health, Inc.*	2,600	76,830
McKesson Corp.	743	500,032
Molina Healthcare, Inc.*	500	164,695
Option Care Health, Inc.*	1,700	59,415
Privia Health Group, Inc.*	1,900	42,655
RadNet, Inc.*	900	44,748
Select Medical Holdings Corp.	2,000	33,400
UnitedHealth Group, Inc.	22,776	11,928,930

		19,538,603

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	800	46,424
Veeva Systems, Inc., Class A*	2,100	486,423
Waystar Holding Corp.*	1,400	52,304

		585,151

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	2,400	20,952
Bruker Corp.	900	37,566
Danaher Corp.	8,738	1,791,290
IQVIA Holdings, Inc.*	300	52,890
Maravai LifeSciences Holdings, Inc., Class A*	6,719	14,849
Medpace Holdings, Inc.*	400	121,876
OmniAb, Inc. (Earn Out Shares)(r)(x)*	690	—
Repligen Corp.*	300	38,172
Waters Corp.*	500	184,285
West Pharmaceutical Services, Inc.	600	134,328

		2,396,208

Pharmaceuticals (2.0%)
Amneal Pharmaceuticals, Inc.*	4,900	41,062
Amphastar Pharmaceuticals, Inc.*	900	26,091
Axsome Therapeutics, Inc.*	38,500	4,490,255
Corcept Therapeutics, Inc.*	1,100	125,642
Edgewise Therapeutics, Inc.*	1,300	28,600
Eli Lilly & Co.	27,121	22,399,505
Harmony Biosciences Holdings, Inc.*	1,100	36,509
Innoviva, Inc.*	3,432	62,222
Intra-Cellular Therapies, Inc.*	1,500	197,880
Merck & Co., Inc.	36,100	3,240,336
Tarsus Pharmaceuticals, Inc.*	800	41,096
Zoetis, Inc.	5,347	880,384

		31,569,582

Total Health Care		115,611,430

Industrials (4.6%)
Aerospace & Defense (2.4%)
AAR Corp.*	600	33,594
AeroVironment, Inc.*	400	47,676
Archer Aviation, Inc., Class A*	5,800	41,238
Axon Enterprise, Inc.*	37,210	19,570,600
Boeing Co. (The)*	13,939	2,377,296
BWX Technologies, Inc.	300	29,595
GE Aerospace	3,300	660,495
HEICO Corp.	600	160,314
HEICO Corp., Class A	1,120	236,286
Howmet Aerospace, Inc.	24,201	3,139,596
Kratos Defense & Security Solutions, Inc.*	1,600	47,504
Leonardo DRS, Inc.	1,200	39,456
Loar Holdings, Inc.(x)*	500	35,325
Lockheed Martin Corp.	930	415,440
Moog, Inc., Class A	400	69,340
Rocket Lab USA, Inc.*	4,700	84,036
Spirit AeroSystems Holdings, Inc., Class A*	1,300	44,798
Standardaero, Inc.*	1,300	34,632
TransDigm Group, Inc.	7,302	10,100,784

		37,168,005

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	354	42,568

Building Products (0.1%)
AAON, Inc.	973	76,020
Advanced Drainage Systems, Inc.	400	43,460
Armstrong World Industries, Inc.	300	42,264
AZEK Co., Inc. (The), Class A*	1,400	68,446
AZZ, Inc.	400	33,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	200	$24,988
Carlisle Cos., Inc.	100	34,050
CSW Industrials, Inc.	200	58,304
Griffon Corp.	600	42,900
Lennox International, Inc.	500	280,415
Simpson Manufacturing Co., Inc.	200	31,416
Tecnoglass, Inc.	500	35,775
Trane Technologies plc	1,100	370,612
Trex Co., Inc.*	1,500	87,150
UFP Industries, Inc.	500	53,520
Zurn Elkay Water Solutions Corp.	1,800	59,364

		1,342,128

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	28,180
Brink’s Co. (The)	600	51,696
Casella Waste Systems, Inc., Class A*	800	89,208
Cintas Corp.	4,688	963,525
Copart, Inc.*	11,520	651,917
Driven Brands Holdings, Inc.*	2,200	37,708
HNI Corp.	700	31,045
Rollins, Inc.	3,800	205,314
Tetra Tech, Inc.	1,005	29,396
Veralto Corp.	1,600	155,920
Waste Management, Inc.	5,700	1,319,607

		3,563,516

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	500	161,165
Construction Partners, Inc., Class A*	600	43,122
Dycom Industries, Inc.*	400	60,936
EMCOR Group, Inc.	300	110,889
Fluor Corp.*	2,100	75,222
Granite Construction, Inc.	500	37,700
IES Holdings, Inc.*	300	49,533
MYR Group, Inc.*	300	33,927
Primoris Services Corp.	700	40,187
Quanta Services, Inc.	700	177,926
Sterling Infrastructure, Inc.*	400	45,284
WillScot Holdings Corp.	1,100	30,580

		866,471

Electrical Equipment (0.5%)
Atkore, Inc.	500	29,995
Bloom Energy Corp., Class A(x)*	2,400	47,184
EnerSys	500	45,790
Fluence Energy, Inc., Class A(x)*	2,200	10,670
GE Vernova, Inc.	9,000	2,747,520
Generac Holdings, Inc.*	400	50,660
NEXTracker, Inc., Class A*	1,400	58,996
NuScale Power Corp., Class A(x)*	1,500	21,240
Powell Industries, Inc.	200	34,066
Rockwell Automation, Inc.	134	34,623
Vertiv Holdings Co., Class A	60,730	4,384,706

		7,465,450

Ground Transportation (0.5%)
ArcBest Corp.	400	28,232
Avis Budget Group, Inc.(x)*	400	30,360
Lyft, Inc., Class A*	3,400	40,358
Old Dominion Freight Line, Inc.	2,700	446,715
RXO, Inc.*	1,800	34,380
Saia, Inc.*	200	69,886
Uber Technologies, Inc.*	28,900	2,105,654
U-Haul Holding Co.	700	41,426
Union Pacific Corp.	21,174	5,002,146
XPO, Inc.*	1,600	172,128

		7,971,285

Industrial Conglomerates (0.0%)†
3M Co.	1,500	220,290
Honeywell International, Inc.	1,500	317,625

		537,915

Machinery (0.3%)
Alamo Group, Inc.	200	35,642
Albany International Corp., Class A	500	34,520
Atmus Filtration Technologies, Inc.	1,100	40,403
Caterpillar, Inc.	1,019	336,066
Chart Industries, Inc.*	600	86,616
Enerpac Tool Group Corp., Class A	900	40,374
Enpro, Inc.	200	32,358
ESCO Technologies, Inc.	300	47,736
Federal Signal Corp.	800	58,840
Franklin Electric Co., Inc.	600	56,328
Illinois Tool Works, Inc.	1,604	397,808
Ingersoll Rand, Inc.	26,717	2,138,162
JBT Marel Corp.	300	36,660
Kadant, Inc.	200	67,382
Lincoln Electric Holdings, Inc.	200	37,832
Mueller Industries, Inc.	1,400	106,596
Mueller Water Products, Inc., Class A	2,100	53,382
SPX Technologies, Inc.*	600	77,268
Standex International Corp.	200	32,278
Trinity Industries, Inc.	1,100	30,866
Watts Water Technologies, Inc., Class A	400	81,568
Worthington Enterprises, Inc.	900	45,081

		3,873,766

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	2,900	30,595
Joby Aviation, Inc.*	5,400	32,508

		63,103

Professional Services (0.4%)
Automatic Data Processing, Inc.	5,387	1,645,890
Booz Allen Hamilton Holding Corp.	1,700	177,786
Broadridge Financial Solutions, Inc.	1,500	363,690
CBIZ, Inc.*	600	45,516
Dayforce, Inc.*	500	29,165
Equifax, Inc.	10,622	2,587,094
ExlService Holdings, Inc.*	3,000	141,630
Exponent, Inc.	700	56,742
First Advantage Corp.*	2,700	38,043
Huron Consulting Group, Inc.*	300	43,035
Insperity, Inc.	500	44,615
KBR, Inc.	700	34,867
Maximus, Inc.	800	54,552
Paychex, Inc.	1,673	258,111
Paycom Software, Inc.	400	87,392
Paycor HCM, Inc.*	1,700	38,148
Paylocity Holding Corp.*	600	112,404
TransUnion	400	33,196
TriNet Group, Inc.	400	31,696
Verisk Analytics, Inc.	1,968	585,716
Verra Mobility Corp., Class A*	2,200	49,522
WNS Holdings Ltd.*	600	36,894

		6,495,704

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	500	112,670
Beacon Roofing Supply, Inc.*	800	98,960
Boise Cascade Co.	300	29,427
Core & Main, Inc., Class A*	1,700	82,127
Fastenal Co.	6,904	535,405
Ferguson Enterprises, Inc.	200	32,046
FTAI Aviation Ltd.	1,400	155,442
GMS, Inc.*	500	36,585
H&E Equipment Services, Inc.	400	37,916
Herc Holdings, Inc.	400	53,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
McGrath RentCorp	300	$33,420
SiteOne Landscape Supply, Inc.*	300	36,432
United Rentals, Inc.	200	125,340
W.W. Grainger, Inc.	507	500,830

		1,870,308

Total Industrials		71,260,219

Information Technology (30.6%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	14,700	1,138,956
Calix, Inc.*	1,100	38,984
Motorola Solutions, Inc.	1,100	481,591
Ubiquiti, Inc.	100	31,014

		1,690,545

Electronic Equipment, Instruments & Components (0.4%)
Advanced Energy Industries, Inc.	500	47,655
Amphenol Corp., Class A	85,632	5,616,603
Badger Meter, Inc.	400	76,100
Belden, Inc.	300	30,075
CDW Corp.	1,000	160,260
Cognex Corp.	1,000	29,830
Fabrinet*	500	98,755
Ingram Micro Holding Corp.	1,900	33,706
Insight Enterprises, Inc.*	400	59,996
Itron, Inc.*	600	62,856
Jabil, Inc.	300	40,821
Mirion Technologies, Inc., Class A*	2,500	36,250
Novanta, Inc.*	700	89,509
OSI Systems, Inc.*	200	38,868
PAR Technology Corp.*	600	36,804
Plexus Corp.*	300	38,439
Zebra Technologies Corp., Class A*	100	28,256

		6,524,783

IT Services (2.3%)
ASGN, Inc.*	600	37,812
Cloudflare, Inc., Class A*	131,100	14,773,659
DigitalOcean Holdings, Inc.*	1,100	36,729
EPAM Systems, Inc.*	200	33,768
Gartner, Inc.*	1,111	466,331
Globant SA*	400	47,088
GoDaddy, Inc., Class A*	1,900	342,266
Hackett Group, Inc. (The)	2,178	63,641
MongoDB, Inc.*	15,150	2,657,310
Okta, Inc.*	1,000	105,220
Shopify, Inc., Class A*	26,176	2,499,285
Snowflake, Inc., Class A*	97,175	14,203,098
Twilio, Inc., Class A*	500	48,955
VeriSign, Inc.*	200	50,774

		35,365,936

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Micro Devices, Inc.*	15,150	1,556,511
Applied Materials, Inc.	10,610	1,539,723
ASML Holding NV (Registered) (ADR)	1,954	1,294,779
Astera Labs, Inc.*	73,900	4,409,613
Axcelis Technologies, Inc.*	700	34,769
Broadcom, Inc.	140,170	23,468,663
Credo Technology Group Holding Ltd.*	1,700	68,272
Enphase Energy, Inc.*	1,800	111,690
Entegris, Inc.	31,600	2,764,368
FormFactor, Inc.*	1,000	28,290
Impinj, Inc.*	300	27,210
KLA Corp.	1,900	1,291,620
Lam Research Corp.	58,220	4,232,594
Lattice Semiconductor Corp.*	1,600	83,920
Marvell Technology, Inc.	900	55,413
MKS Instruments, Inc.	400	32,060
Monolithic Power Systems, Inc.	700	405,986
NVIDIA Corp.	714,608	77,449,215
Onto Innovation, Inc.*	200	24,268
Power Integrations, Inc.	800	40,400
QUALCOMM, Inc.	14,865	2,283,413
Rambus, Inc.*	2,000	103,550
Semtech Corp.*	900	30,960
Silicon Laboratories, Inc.*	400	45,028
SiTime Corp.*	200	30,574
Synaptics, Inc.*	1,000	63,720
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,560	4,242,960
Teradyne, Inc.	2,000	165,200
Texas Instruments, Inc.	1,581	284,106
Universal Display Corp.	318	44,354

		126,213,229

Software (14.6%)
8x8, Inc.*	6,300	12,600
ACI Worldwide, Inc.*	1,400	76,594
Adobe, Inc.*	6,152	2,359,477
Agilysys, Inc.*	300	21,762
Alarm.com Holdings, Inc.*	700	38,955
Alkami Technology, Inc.*	1,100	28,875
Appfolio, Inc., Class A*	300	65,970
Appian Corp., Class A*	1,500	43,215
AppLovin Corp., Class A*	49,200	13,036,524
Asana, Inc., Class A*	3,400	49,538
Atlassian Corp., Class A*	2,300	488,083
Aurora Innovation, Inc., Class A(x)*	100,318	674,638
Autodesk, Inc.*	3,097	810,795
AvePoint, Inc.*	2,500	36,100
Bentley Systems, Inc., Class B	1,900	74,746
BILL Holdings, Inc.*	500	22,945
Blackbaud, Inc.*	600	37,230
BlackLine, Inc.*	800	38,736
Box, Inc., Class A*	1,900	58,634
Braze, Inc., Class A*	1,000	36,080
C3.ai, Inc., Class A(x)*	1,739	36,606
Cadence Design Systems, Inc.*	3,905	993,159
Check Point Software Technologies Ltd.*	24,010	5,472,359
Cleanspark, Inc.(x)*	3,100	20,832
Clear Secure, Inc., Class A	1,400	36,274
Clearwater Analytics Holdings, Inc., Class A*	2,400	64,320
Commvault Systems, Inc.*	500	78,880
Confluent, Inc., Class A*	270,600	6,342,864
Core Scientific, Inc.*	2,600	18,824
Crowdstrike Holdings, Inc., Class A*	29,762	10,493,486
Datadog, Inc., Class A*	4,300	426,603
Docusign, Inc.*	2,800	227,920
DoubleVerify Holdings, Inc.*	2,000	26,740
Dropbox, Inc., Class A*	1,500	40,065
D-Wave Quantum, Inc.*	4,300	32,680
Dynatrace, Inc.*	25,242	1,190,160
Elastic NV*	1,300	115,830
Fair Isaac Corp.*	1,430	2,637,149
Five9, Inc.*	1,600	43,440
Fortinet, Inc.*	7,292	701,928
Freshworks, Inc., Class A*	2,800	39,508
Gitlab, Inc., Class A*	155,300	7,299,100
Guidewire Software, Inc.*	500	93,680
HubSpot, Inc.*	4,759	2,718,769
Intapp, Inc.*	700	40,866
InterDigital, Inc.	300	62,025
Intuit, Inc.	18,909	11,609,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Klaviyo, Inc., Class A*	245,500	$7,428,830
Manhattan Associates, Inc.*	800	138,432
MARA Holdings, Inc.*	3,000	34,500
Microsoft Corp.#	230,326	86,462,077
MicroStrategy, Inc., Class A*	150	43,240
nCino, Inc.*	1,000	27,470
Nutanix, Inc., Class A*	24,800	1,731,288
OneSpan, Inc.	1,452	22,143
Oracle Corp.	52,939	7,401,402
Palantir Technologies, Inc., Class A*	108,900	9,191,160
Palo Alto Networks, Inc.*	9,200	1,569,888
Pegasystems, Inc.	600	41,712
Procore Technologies, Inc.*	1,400	92,428
Progress Software Corp.	700	36,057
PTC, Inc.*	1,000	154,950
Q2 Holdings, Inc.*	800	64,008
Qualys, Inc.*	500	62,965
RingCentral, Inc., Class A*	1,100	27,236
Rubrik, Inc., Class A*	37,700	2,298,946
Salesforce, Inc.	33,601	9,017,164
Samsara, Inc., Class A*	240,400	9,214,532
SentinelOne, Inc., Class A*	1,500	27,270
ServiceNow, Inc.*	16,999	13,533,584
SoundHound AI, Inc., Class A*	4,600	37,352
SPS Commerce, Inc.*	700	92,911
Synopsys, Inc.*	2,200	943,470
Tenable Holdings, Inc.*	1,600	55,968
Teradata Corp.*	2,300	51,704
Tyler Technologies, Inc.*	546	317,439
UiPath, Inc., Class A*	7,600	78,280
Unity Software, Inc.*	1,822	35,693
Varonis Systems, Inc.*	1,500	60,675
Vertex, Inc., Class A*	1,000	35,010
Workday, Inc., Class A*	3,048	711,799
Workiva, Inc., Class A*	700	53,137
Zeta Global Holdings Corp., Class A*	2,400	32,544
Zscaler, Inc.*	24,800	4,920,816

		224,923,581

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	346,438	76,954,273
Dell Technologies, Inc., Class C	900	82,035
HP, Inc.	4,000	110,760
IonQ, Inc.*	2,700	59,589
NetApp, Inc.	1,300	114,192
Pure Storage, Inc., Class A*	3,900	172,653
Super Micro Computer, Inc.(x)*	7,000	239,680

		77,733,182

Total Information Technology		472,451,256

Materials (0.2%)
Chemicals (0.2%)
Balchem Corp.	400	66,400
Cabot Corp.	700	58,198
Celanese Corp.	900	51,093
Ecolab, Inc.	3,040	770,701
Hawkins, Inc.	300	31,776
HB Fuller Co.	500	28,060
Innospec, Inc.	300	28,425
Quaker Chemical Corp.	300	37,083
RPM International, Inc.	400	46,272
Sensient Technologies Corp.	500	37,215
Sherwin-Williams Co. (The)	3,018	1,053,855

		2,209,078

Construction Materials (0.0%)†
Eagle Materials, Inc.	300	66,579
Knife River Corp.*	800	72,168
Martin Marietta Materials, Inc.	100	47,813
United States Lime & Minerals, Inc.	300	26,514
Vulcan Materials Co.	500	116,650

		329,724

Containers & Packaging (0.0%)†
Avery Dennison Corp.	400	71,188
Pactiv Evergreen, Inc.	2,100	37,821
Sealed Air Corp.	1,100	31,790

		140,799

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	25,050
Carpenter Technology Corp.	600	108,708
Cleveland-Cliffs, Inc.(x)*	3,300	27,126
Southern Copper Corp.	1,221	114,115

		274,999

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	600	55,188
Sylvamo Corp.	600	40,242

		95,430

Total Materials		3,050,030

Real Estate (0.1%)
Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,400	40,012

Hotel & Resort REITs (0.0%)†
Ryman Hospitality Properties, Inc. (REIT)	800	73,152

Real Estate Management & Development (0.0%)†
Compass, Inc., Class A*	5,900	51,507
Jones Lang LaSalle, Inc.*	200	49,582

		101,089

Retail REITs (0.0%)†
Phillips Edison & Co., Inc. (REIT)	1,100	40,139
Simon Property Group, Inc. (REIT)	1,262	209,593
Tanger, Inc. (REIT)	1,100	37,169

		286,901

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,667	1,450,739
Equinix, Inc. (REIT)	107	87,243
Iron Mountain, Inc. (REIT)	2,400	206,496
Lamar Advertising Co. (REIT), Class A	300	34,134
Public Storage (REIT)	300	89,787

		1,868,399

Total Real Estate		2,369,553

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	700	141,141
MGE Energy, Inc.	400	37,184
NRG Energy, Inc.	1,100	105,006
Otter Tail Corp.	500	40,185

		323,516

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	4,800	563,712

Total Utilities		887,228

Total Common Stocks (71.3%) (Cost $531,581,983)		1,101,874,784

EXCHANGE TRADED FUNDS (ETF):
Equity (7.4%)
iShares Russell 1000 Growth ETF(x)	79,119	28,569,080
Vanguard Growth ETF(x)	152,770	56,650,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Russell 1000 Growth ETF(x)	306,965	$28,483,282

Total Exchange Traded Funds (7.4%) (Cost $78,227,841)		113,702,533

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	28,069,187	28,069,187
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	302,632,713	302,723,503
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		331,792,690

Total Short-Term Investments (21.5%) (Cost $331,798,772)		331,792,690

Total Investments in Securities (100.2%) (Cost $941,608,596)		1,547,370,007
Other Assets Less Liabilities (-0.2%)		(2,773,445)

Net Assets (100%)		$1,544,596,562

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $31,983,228.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $28,642,096. This was collateralized by $125,381 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $29,069,187 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	1,540	6/2025	USD	282,451,400	(6,103,318)
Russell 2000 E-Mini Index	226	6/2025	USD	22,906,230	(91,812)

					(6,195,130)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$138,129,046	$—	$—		$138,129,046
Consumer Discretionary	154,145,585	—	—		154,145,585
Consumer Staples	20,602,663	—	—		20,602,663
Energy	4,220,882	—	—		4,220,882
Financials	119,146,892	—	—		119,146,892
Health Care	115,611,430	—	—	(a)	115,611,430
Industrials	71,260,219	—	—		71,260,219
Information Technology	472,451,256	—	—		472,451,256
Materials	3,050,030	—	—		3,050,030
Real Estate	2,369,553	—	—		2,369,553
Utilities	887,228	—	—		887,228
Exchange Traded Funds	113,702,533	—	—		113,702,533
Short-Term Investments
Investment Companies	331,792,690	—	—		331,792,690

Total Assets	$1,547,370,007	$—	$—		$1,547,370,007

Liabilities:
Futures	$(6,195,130)	$—	$—		$(6,195,130)

Total Liabilities	$(6,195,130)	$—	$—		$(6,195,130)

Total	$1,541,174,877	$—	$—		$1,541,174,877

(a)	Value is zero.

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$643,780,839
Aggregate gross unrealized depreciation	(42,161,044)

Net unrealized appreciation	$601,619,795

Federal income tax cost of investments in securities and derivative instruments, if applicable	$939,555,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.3%)
37 Capital CLO II,
Series 2022-1A A1R
5.592%, 7/15/34(l)§		$600,000	$600,267
AASET Ltd.,
Series 2024-2A A
5.930%, 9/16/49§		482,739	486,640
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		312,125	299,675
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
4.775%, 1/25/37(l)		1,109,801	638,006
Acrec LLC,
Series 2025-FL3 A
5.626%, 8/18/42(l)§		190,000	189,466
ACREC LLC,
Series 2023-FL2 A
6.549%, 2/19/38(l)§		96,803	97,147
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		185,391	184,928
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§		750,000	718,369
Series 2021-1A B
2.482%, 8/15/46§		500,000	477,946
American Airlines Pass-Through Trust,
Series 2015-2 AA
3.600%, 9/22/27		57,361	55,497
Series 2019-1 A
3.500%, 2/15/32		364,356	327,009
Series 2021-1 A
2.875%, 7/11/34		692,754	602,696
American Credit Acceptance Receivables Trust,
Series 2024-4 C
4.910%, 8/12/31§		350,000	349,879
AMSR Trust,
Series 2024-SFR1 B
4.290%, 7/17/41(e)§		1,145,000	1,099,662
Series 2024-SFR1 C
4.290%, 7/17/41(e)§		1,026,000	977,120
Apidos CLO XX,
Series 2015-20A A1RA
5.669%, 7/16/31(l)§		94,771	94,776
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A
5.784%, 11/15/36(l)§		177,388	177,238
Series 2022-FL1 A
5.799%, 1/15/37(l)§		154,638	154,541
Arbour CLO VI DAC,
Series 6A AR
3.706%, 11/15/37(l)§	EUR	600,000	649,104
AREIT Ltd.,
Series 2025-CRE10 A
5.707%, 12/17/29(l)§		$280,000	278,960
AREIT Trust,
Series 2021-CRE5 A
5.514%, 11/17/38(l)§		59,527	59,194
Ares LIX CLO Ltd.,
Series 2021-59A B1
5.962%, 4/25/34(l)§		500,000	492,811
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D
8.982%, 10/15/36(l)§		250,000	253,306
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R
5.510%, 10/23/32(l)§		555,117	554,541
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R
5.419%, 1/18/35(l)§		500,000	497,535
Aurium CLO VIII DAC,
Series 8A A
3.237%, 6/23/34(l)§	EUR	500,000	539,028
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
5.533%, 7/19/34(l)§		$600,000	599,182
BBAM US CLO I Ltd.,
Series 2022-1A AR
5.522%, 3/30/38(l)§		250,000	248,204
BDS LLC,
Series 2024-FL13 A
5.893%, 9/19/39(l)§		250,000	249,844
Birch Grove CLO Ltd.,
Series 19A A1RR
5.893%, 7/17/37(l)§		600,000	600,700
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§		514,984	478,287
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
5.644%, 7/15/31(l)§		135,074	135,050
Series 2018-22A B
6.064%, 7/15/31(l)§		250,000	250,088
BNPP AM Euro CLO DAC,
Series 2018-1A AR
3.385%, 4/15/31(l)§	EUR	249,666	268,349
Bridge Street CLO I Ltd.,
Series 2020-1A A1R
5.843%, 7/20/37(l)§		$1,000,000	1,000,247
Bridge Street CLO IV Ltd.,
Series 2024-1A A
5.893%, 4/20/37(l)§		500,000	500,740
Bryant Park Funding Ltd.,
Series 2024-24A A1
5.702%, 10/15/37(l)§		250,000	249,949
BSPRT Issuer Ltd.,
Series 2022-FL8 A
5.849%, 2/15/37(l)§		124,767	124,251
Canyon Capital CLO Ltd.,
Series 2021-2A B1
6.314%, 4/15/34(l)§		250,000	250,000
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA A1
5.635%, 5/15/31(l)§		62,509	62,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Carlyle US CLO Ltd.,
Series 2017-2A AR2
5.783%, 7/20/37(l)§		$500,000	$499,727
CarVal CLO IX-C Ltd.,
Series 2024-1A B
6.393%, 4/20/37(l)§		1,000,000	1,003,396
CIFC Funding 2021-IV Ltd.,
Series 2021-4A BR
5.940%, 7/23/37(l)§		250,000	249,512
CIFC Funding 2025-II Ltd.,
Series 2025-2A A
5.411%, 4/15/38(l)§		380,000	380,121
Citibank Credit Card Issuance Trust,
Series 2018-A5 A5
5.038%, 8/7/27(l)		300,000	300,514
Compass Datacenters Issuer III LLC,
Series 2025-2A A2
5.835%, 2/25/50§		250,000	253,683
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§		12,567	12,546
Series 2021-A E
2.530%, 3/15/28§		500,000	496,579
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)		4,694,666	1,096,824
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E
3.347%, 9/22/34(l)§	EUR	500,000	537,960
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§		$900,000	874,706
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		36,546	34,262
Diameter Capital CLO 1 Ltd.,
Series 2021-1A A1R
5.692%, 10/15/37(l)§		250,000	249,477
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		480,000	451,694
Dryden 41 Senior Loan Fund,
Series 2015-41A AR
5.534%, 4/15/31(l)§		108,252	108,254
Dryden 50 Senior Loan Fund,
Series 2017-50A B
6.214%, 7/15/30(l)§		350,000	350,336
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2
5.672%, 10/15/37(l)§		380,000	379,989
Empower CLO Ltd.,
Series 2022-1A A1R
5.683%, 10/20/37(l)§		500,000	499,463
Flatiron CLO 25 Ltd.,
Series 2024-2A A
5.620%, 10/17/37(l)§		250,000	249,854
Fort Greene Park CLO LLC,
Series 2025-2A AR
5.267%, 4/22/34(l)§		250,000	248,150
FS Rialto,
Series 2021-FL2 A
5.654%, 5/16/38(l)§		209,124	207,622
Galaxy XX CLO Ltd.,
Series 2015-20A AR
5.555%, 4/20/31(l)§		56,271	56,279
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
5.605%, 5/16/31(l)§		58,352	58,361
Generate CLO 2 Ltd.,
Series 2A AR2
5.700%, 10/22/37(l)§		250,000	250,031
Series 2A BR2
6.090%, 10/22/37(l)§		250,000	249,668
Generate CLO 9 Ltd.,
Series 9A AR
5.643%, 1/20/38(l)§		500,000	499,449
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§		534,757	434,760
Series 2021-5CS B
2.560%, 10/20/48§		349,698	260,661
Series 2023-1GS A
5.520%, 2/22/55§		28,796	27,319
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2
5.120%, 3/25/60§		400,000	399,914
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A
5.454%, 7/15/39(l)§		157,152	156,760
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
5.520%, 4/22/33(l)§		600,000	599,782
GSAA Home Equity Trust,
Series 2006-5 2A1
4.575%, 3/25/36(l)		9,829	3,206
Series 2007-10 A2A
6.500%, 11/25/37		2,020,753	767,457
Series 2007-8 A2
5.135%, 8/25/37(l)		29,588	29,027
Harvest CLO XXV DAC,
Series 25A AR
3.694%, 10/21/34(l)§	EUR	500,000	537,507
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§		$375,000	354,432
HIG RCP LLC,
Series 2023-FL1 A
6.593%, 9/19/38(l)§		5,743	5,748
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§		554,586	480,604
Series 2021-1 F
3.325%, 9/17/41§		472,858	416,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A
5.375%, 9/15/49§		$341,250	$336,781
HPS Loan Management Ltd.,
Series 11A-17 AR
5.583%, 5/6/30(l)§		15,979	15,981
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
4.715%, 10/25/36(l)		7,062,945	1,933,947
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	502,130
Invesco Euro CLO VI DAC,
Series 6A D
5.835%, 7/15/34(l)§	EUR	250,000	259,446
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.570%, 7/25/35(l)§		$600,000	600,300
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
4.915%, 8/25/36(l)		3,913,797	1,660,823
KKR CLO 33 Ltd.,
Series 33A A
5.725%, 7/20/34(l)§		600,000	600,036
KREF Ltd.,
Series 2021-FL2 A
5.504%, 2/15/39(l)§		172,432	171,610
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§		964,598	938,050
LCCM Trust,
Series 2021-FL3 A
5.884%, 11/15/38(l)§		88,514	88,458
LCM 31 Ltd.,
Series 31A AR
5.573%, 7/20/34(l)§		600,000	599,377
LCM Ltd.,
Series 36A A1R
5.386%, 1/15/34(l)§		330,000	328,168
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		700,000	666,122
Series 2022-1A A
5.120%, 7/20/32§		216,000	216,106
LFT CRE Ltd.,
Series 2021-FL1 B
6.184%, 6/15/39(l)§		250,000	250,069
LoanCore Issuer Ltd.,
Series 2022-CRE7 A
5.899%, 1/17/37(l)§		86,944	86,618
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
4.655%, 10/25/36(l)		2,526,253	772,244
Madison Park Funding LXXI Ltd.,
Series 2025-71A A1
5.409%, 4/23/38(l)§		350,000	348,198
Madison Park Funding XL Ltd.,
Series 9A AR2
5.565%, 5/28/30(l)§		125,208	125,235
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
5.324%, 10/15/34(l)§		600,000	597,188
Magnetite XL Ltd.,
Series 2024-40A A1
5.752%, 7/15/37(l)§		500,000	501,375
Marble Point CLO XVII Ltd.,
Series 2020-1A AR
5.733%, 7/20/37(l)§		500,000	500,057
Marble Point CLO XXII Ltd.,
Series 2021-2A A
5.762%, 7/25/34(l)§		500,000	500,030
Marble Point CLO XXV Ltd.,
Series 2022-2A BR
7.143%, 10/20/36(l)§		500,000	503,257
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		700,000	671,001
Series 2024-AA A
5.130%, 9/22/36§		100,000	101,361
Series 2024-BA A
4.910%, 11/20/38§		250,000	249,255
Meacham Park CLO Ltd.,
Series 2024-1A B
6.389%, 10/20/37(l)§		250,000	250,101
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
4.755%, 7/25/37(l)		2,598,159	1,512,186
MF1 LLC,
Series 2022-FL9 A
6.467%, 6/19/37(l)§		98,874	98,812
Series 2023-FL12 A
6.383%, 10/19/38(l)§		120,000	120,146
Series 2025-FL17 A
5.636%, 2/18/40(l)§		280,000	279,389
MF1 Ltd.,
Series 2021-FL7 A
5.511%, 10/16/36(l)§		125,093	124,715
Series 2022-FL8 A
5.667%, 2/19/37(l)§		75,027	74,942
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
5.284%, 7/15/36(l)§		41,548	41,461
Series 2024-FL15 A
6.004%, 8/18/41(l)§		250,000	250,156
Midocean Credit CLO IX,
Series 2018-9A A1
5.705%, 7/20/31(l)§		106,236	106,250
Milford Park CLO Ltd.,
Series 2022-1A AR
5.485%, 1/20/38(l)§		380,000	378,477
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
4.735%, 7/25/36(l)		3,308,637	1,235,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§		$485,654	$428,105
Navesink CLO 2 Ltd.,
Series 2024-2A A1
5.572%, 4/15/36(l)§		500,000	498,571
Navient Private Education Loan Trust,
Series 2015-BA A3
5.884%, 7/16/40(l)§		266,848	267,388
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§		25,659	25,311
Series 2019-CA A2
3.130%, 2/15/68§		33,916	33,203
Series 2024-A A
5.660%, 10/15/72§		85,022	86,297
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§		982,500	941,115
Nelnet Student Loan Trust,
Series 2025-AA A1B
5.434%, 3/15/57(l)§		103,000	102,186
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
4.755%, 2/25/37(l)		928,810	829,637
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§		324,108	318,232
OCP CLO Ltd.,
Series 2017-13A AR2
5.900%, 11/26/37(l)§		500,000	500,072
Series 2025-40A A
5.436%, 4/16/38(l)§		330,000	329,278
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
5.529%, 4/16/31(l)§		89,256	89,263
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR
5.525%, 7/19/30(l)§		124,481	124,444
OHA Loan Funding Ltd.,
Series 2016-1A A1R2
5.753%, 7/20/37(l)§		250,000	250,164
OneMain Financial Issuance Trust,
Series 2020-2A A
1.750%, 9/14/35§		165,000	159,857
OZLM XVII Ltd.,
Series 2017-17A A1RR
5.443%, 7/20/30(l)§		211,110	211,101
Palmer Square Loan Funding Ltd.,
Series 2023-2A C
8.650%, 1/25/32(l)§		250,000	250,215
PFP Ltd.,
Series 2022-9 A
6.595%, 8/19/35(l)§		85,885	85,832
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§		2,000,000	1,893,421
Providus CLO II DAC,
Series 2A ARR
3.945%, 10/15/38(l)§	EUR	500,000	540,920
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
5.504%, 10/15/30(l)§		$67,938	67,947
RASC Trust,
Series 2007-EMX1 A13
4.835%, 1/25/37(l)		328,576	347,060
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
5.635%, 11/25/36(l)§		264,423	264,127
Series 2022-FL9 A
6.787%, 6/25/37(l)§		8,159	8,175
Series 2023-FL11 A
6.694%, 10/25/39(l)§		33,323	33,413
Recette CLO Ltd.,
Series 2015-1A ARR
5.635%, 4/20/34(l)§		600,000	599,708
Regatta XI Funding Ltd.,
Series 2018-1A BR
6.053%, 7/17/37(l)§		360,000	360,307
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R
5.481%, 4/15/38(l)§		380,000	379,779
Regatta XX Funding Ltd.,
Series 2021-2A AR
5.489%, 1/15/38(l)§		250,000	249,000
Regional Management Issuance Trust,
Series 2021-1 A
1.680%, 3/17/31§		14,855	14,746
Series 2022-1 A
3.070%, 3/15/32§		277,493	274,400
Rockford Tower CLO Ltd.,
Series 2022-3A AR
5.733%, 7/20/37(l)§		500,000	501,109
Romark WM-R Ltd.,
Series 2018-1A A1
5.585%, 4/20/31(l)§		132,414	132,429
RR 18 Ltd.,
Series 2021-18A A2
6.164%, 10/15/34(l)§		250,000	250,058
Scholar Funding Trust,
Series 2013-A A
5.099%, 1/30/45(l)§		67,646	67,204
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
4.775%, 8/25/36(l)		2,148,056	672,540
Silver Point CLO 5 Ltd.,
Series 2024-5A A1
5.693%, 10/20/37(l)§		250,000	249,991
Silver Point CLO 7 Ltd.,
Series 2024-7A A1
5.645%, 1/15/38(l)§		250,000	249,266
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2
5.467%, 1/20/38(l)§		720,000	717,000
Sixth Street CLO XX Ltd.,
Series 2021-20A B
6.205%, 10/20/34(l)§		250,000	249,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Private Education Loan Trust,
Series 2010-C A5
9.184%, 10/15/41(l)§	$144,540	$151,818
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	32,644	32,462
Series 2020-PTA A2A
1.600%, 9/15/54§	94,586	88,451
Series 2021-A C
2.990%, 1/15/53§	135,805	117,284
Series 2021-A D1
3.860%, 1/15/53§	33,876	30,658
SoFi Consumer Loan Program Trust,
Series 2025-1 C
5.420%, 2/27/34§	375,000	379,721
SoFi Professional Loan Program LLC,
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	937,560
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR
5.600%, 10/26/31(l)§	365,994	365,566
Sound Point CLO XXIX Ltd.,
Series 2021-1A A
5.632%, 4/25/34(l)§	500,000	499,751
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
5.705%, 4/18/31(l)§	292,052	291,912
Soundview Home Loan Trust,
Series 2006-1 2A1
6.417%, 2/25/37(l)	4,226,912	835,232
Series 2007-OPT5 2A2
5.385%, 10/25/37(l)	2,899,277	2,121,552
STAR Trust,
Series 2021-SFR1 G
7.634%, 4/17/38(l)§	2,000,000	1,947,407
STWD Ltd.,
Series 2021-FL2 A
5.631%, 4/18/38(l)§	228,890	229,010
Subway Funding LLC,
Series 2024-1A A2II
6.268%, 7/30/54§	61,845	62,432
Series 2024-3A A23
5.914%, 7/30/54§	199,500	201,670
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	581,431	504,467
Symphony CLO 39 Ltd.,
Series 2023-39A AR
5.630%, 1/25/38(l)§	250,000	249,588
Symphony CLO XV Ltd.,
Series 2014-15A AR3
5.644%, 1/17/32(l)§	185,928	185,943
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	414,334
Series 2021-1A A2I
1.946%, 8/25/51§	736,875	698,309
TIAA CLO IV Ltd.,
Series 2018-1A A1AR
5.433%, 1/20/32(l)§	401,797	401,523
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	432,792	387,995
T-Mobile US Trust,
Series 2024-1A A
5.050%, 9/20/29§	400,000	402,748
Tralee CLO VI Ltd.,
Series 2019-6A A1RR
5.520%, 10/25/32(l)§	527,319	526,817
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,249,352
Trimaran CAVU Ltd.,
Series 2024-1A B
6.008%, 1/25/38(l)§	250,000	250,013
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR
5.630%, 1/25/34(l)§	600,000	599,563
TRTX Issuer Ltd.,
Series 2022-FL5 A
5.969%, 2/15/39(l)§	279,972	277,902
Series 2025-FL6 A
5.867%, 9/18/42(l)§	190,000	189,644
TSTAT Ltd.,
Series 2022-1A A1RR
5.443%, 7/20/37(l)§	340,728	340,768
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	243,706	236,712
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	57,072	56,119
United Airlines Pass-Through Trust,
Series 2019-1 AA
4.150%, 8/25/31	328,792	313,175
Series 2019-2 AA
2.700%, 5/1/32	156,483	138,641
Series 2020-1 A
5.875%, 10/15/27	400,642	406,651
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	24,330	24,714
Upstart Securitization Trust,
Series 2024-1 A
5.330%, 11/20/34§	227,139	227,718
USQ Rail III LLC,
Series 2024-1A A
4.990%, 9/28/54§	297,172	290,975
VCAT LLC,
Series 2025-NPL1 A1
5.877%, 1/25/55(e)§	667,156	672,176
Verdelite Static CLO Ltd.,
Series 2024-1A A
5.423%, 7/20/32(l)§	535,604	535,252
Verizon Master Trust,
Series 2024-1 A1A
5.000%, 12/20/28	1,150,000	1,153,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Vibrant CLO XR Ltd.,
Series 2018-10RA A1
5.993%, 4/20/36(l)§		$500,000	$501,732
VOLT C LLC,
Series 2021-NPL9 A1
4.992%, 5/25/51(e)§		200,592	200,213
VOLT XCIX LLC,
Series 2021-NPL8 A1
6.116%, 4/25/51(e)§		72,544	72,511
VOLT XCVI LLC,
Series 2021-NPL5 A1
6.116%, 3/27/51(e)§		111,958	111,817
Voya CLO Ltd.,
Series 2013-1A A1AR
5.774%, 10/15/30(l)§		46,776	46,799
Series 2014-1A AAR2
5.545%, 4/18/31(l)§		74,380	74,343
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§		545,068	507,862
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1
5.693%, 7/20/37(l)§		500,000	500,223
Wellington Management CLO 4 Ltd.,
Series 2025-4A A
5.429%, 4/18/38(l)§		350,000	349,728
Whitebox CLO I Ltd.,
Series 2019-1A BRR
6.047%, 7/24/36(l)§		250,000	250,494
Whitebox CLO II Ltd.,
Series 2020-2A BR2
6.047%, 10/24/37(l)§		310,000	310,311

Total Asset-Backed Securities			84,146,516

Collateralized Mortgage Obligations (9.6%)
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35		2,031,168	1,231,109
Series 2006-OA22 A1
4.755%, 2/25/47(l)		21,070	20,483
Series 2006-OA6 1A2
4.855%, 7/25/46(l)		14,027	12,641
Series 2007-OH1 A1D
4.645%, 4/25/47(l)		20,993	18,212
American Home Mortgage Investment Trust,
Series 2006-3 11A1
4.795%, 12/25/46(l)		447,458	373,327
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§		3,000,000	2,896,726
Angel Oak Mortgage Trust,
Series 2025-2 A1
5.637%, 2/25/70(e)§		219,985	221,138
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§		118,496	117,644
BDS LLC,
Series 2022-FL12 A
6.453%, 8/19/38(l)§		65,584	65,522
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.831%, 7/25/36(l)		928,716	563,259
Bear Stearns ARM Trust,
Series 2004-8 11A2
7.195%, 11/25/34(l)		95,901	90,621
Series 2005-1 2A1
4.855%, 3/25/35(l)		69,691	63,869
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1
5.678%, 11/25/64(e)§		277,375	278,162
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		449,252	403,685
Series 2024-7 A11
5.640%, 6/25/55(l)§		485,422	487,562
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,543,211	668,622
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		212,439	207,493
Series 2005-24 A1
5.500%, 11/25/35		272,535	140,883
Series 2006-9 A10
6.000%, 5/25/36		2,617,788	1,184,357
CIM Trust,
Series 2025-I1 A1
5.655%, 10/25/69(e)§		192,153	193,349
Citigroup Mortgage Loan Trust,
Series 2024-1 A11
5.690%, 7/25/54(l)§		399,661	400,621
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	99,467
Series 2020-3 A3
2.380%, 4/27/65(l)§		5,569	5,419
Cross Mortgage Trust,
Series 2025-H1 A1
5.735%, 2/25/70(l)§		281,030	281,884
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
4.835%, 6/25/37(l)		469,801	409,295
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1
5.626%, 3/25/70(e)§		296,877	297,209
Eurohome UK Mortgages plc,
Series 2007-1 A
4.733%, 6/15/44(l)(m)	GBP	50,809	65,333
EuroMASTR plc,
Series 2007-1V A2
4.783%, 6/15/40(l)(m)		105,777	133,968
Eurosail-UK plc,
Series 2007-4X A3
5.536%, 6/13/45(l)(m)		202,744	261,089
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$432,711	447,315
Series 375 C1
2.500%, 1/25/51 IO		4,656,496	716,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 4438 B
3.000%, 10/15/43	$102,332	$99,564
Series 4790 F
4.653%, 10/15/43(l)	202,165	198,266
Series 4989 FA
4.793%, 8/15/40(l)	137,145	135,164
Series 4989 FB
4.793%, 10/15/40(l)	96,469	95,065
Series 5004 LS
1.696%, 7/25/50 IO(l)	2,887,805	382,535
Series 5025 GB
1.500%, 10/25/50	6,499,000	4,069,997
Series 5028 TZ
2.000%, 10/25/50	6,631,797	3,828,867
Series 5468 QF
5.640%, 5/25/54(l)	646,150	642,677
Series 5515 FM
5.690%, 3/25/55(l)	1,652,854	1,659,407
FHLMC STACR REMIC Trust,
Series 2024-HQA1 M1
5.590%, 3/25/44(l)§	1,458,218	1,457,918
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37	639,874	198,585
FNMA,
Series 2011-86 NF
5.004%, 9/25/41(l)	59,547	59,273
Series 2015-11 A
3.000%, 5/25/34	197,140	193,162
Series 2020-77 S
3.861%, 11/25/50 IO(l)	6,605,445	295,255
Series 2021-67 IG
3.000%, 10/25/51 IO	1,684,695	281,819
Series 2021-95 LZ
3.000%, 1/25/52	5,505,829	3,659,351
Series 2024-102 FC
5.790%, 1/25/55(l)	1,894,032	1,908,459
Series 426 C57
3.000%, 3/25/52 IO	3,782,503	652,322
Series 437 C8
2.500%, 6/25/52 IO	4,202,140	666,440
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§	500,000	455,339
Series 2022-INV2 A5
3.000%, 4/25/52(l)§	504,492	427,557
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§	123,548	122,966
GNMA,
Series 2012-74 LF
4.834%, 6/20/42(l)	474,624	466,848
Series 2013-116 LS
1.716%, 8/20/43 IO(l)	678,400	72,462
Series 2013-26 MS
1.816%, 2/20/43 IO(l)	650,600	71,935
Series 2014-20 TS
1.666%, 2/20/44 IO(l)	621,249	63,961
Series 2015-H15 FC
5.003%, 6/20/65(l)	130,423	130,034
Series 2015-H16 FM
5.023%, 7/20/65(l)	199,317	198,829
Series 2015-H18 FB
5.023%, 7/20/65(l)	84,798	84,575
Series 2015-H19 FK
5.023%, 8/20/65(l)	198,621	198,081
Series 2015-H20 FB
5.023%, 8/20/65(l)	103,370	103,100
Series 2015-H20 FC
5.043%, 8/20/65(l)	548,480	547,360
Series 2015-H22 FC
5.023%, 9/20/65(l)	294,203	293,537
Series 2015-H29 FA
5.123%, 10/20/65(l)	292	291
Series 2016-H11 F
5.223%, 5/20/66(l)	129,654	129,636
Series 2016-H14 FA
5.223%, 6/20/66(l)	102,711	102,693
Series 2016-H15 FA
5.223%, 7/20/66(l)	103,346	103,324
Series 2016-H23 F
5.173%, 10/20/66(l)	107,410	107,892
Series 2020-129 IW
2.500%, 9/20/50 IO	4,629,313	684,360
Series 2020-173 MI
2.500%, 11/20/50 IO	4,728,063	699,563
Series 2021-16 KI
2.500%, 1/20/51 IO	4,284,757	627,252
Series 2021-160 TI
3.000%, 9/20/51 IO	4,477,664	785,406
Series 2021-165 ID
3.000%, 9/20/51 IO	2,664,311	439,903
Series 2021-223 EZ
3.000%, 12/20/51	4,983,801	3,644,569
Series 2021-30 KI
3.000%, 2/20/51 IO	3,843,645	635,256
Series 2021-57 IA
2.500%, 12/20/50 IO	4,016,527	572,781
Series 2021-58 IY
3.000%, 2/20/51 IO	91,517	15,506
Series 2021-78 IP
3.000%, 5/20/51 IO	101,216	17,095
Series 2021-81 IM
3.500%, 5/20/51 IO	4,063,562	800,755
Series 2021-83 PI
3.000%, 5/20/51 IO	84,413	14,257
Series 2021-97 LI
3.000%, 8/20/50 IO	151,675	25,698
Series 2022-174 AZ
3.500%, 5/20/51	5,005,396	4,164,916
Series 2022-78
3.000%, 8/20/51 IO	70,156	11,856
Series 2022-85 IK
3.000%, 5/20/51 IO	71,751	12,157
Series 2022-H02 FN
4.844%, 1/20/72(l)	263,016	258,592
Series 2022-H22 EF
5.094%, 10/20/72(l)	199,805	199,861
Series 2022-H25 FA
5.484%, 11/20/72(l)	499,148	506,383
Series 2022-H26 DF
5.364%, 12/20/72(l)	303,327	307,175
Series 2023-19
2.500%, 2/20/51 IO	4,406,964	645,862
Series 2023-H01 FA
5.144%, 1/20/73(l)	396,672	397,511
Series 2023-H02 FA
5.244%, 1/20/73(l)	294,685	295,719
Series 2023-H02 FB
5.244%, 1/20/73(l)	998,790	998,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2023-H03 FA
5.214%, 2/20/73(l)		$198,869	$200,028
Series 2023-H28 F
5.394%, 12/20/73(l)		399,329	401,872
Series 2023-H28 GF
5.244%, 12/20/73(l)		821,321	828,163
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
4.708%, 6/18/39(l)(m)		2,985	2,985
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4
4.000%, 5/25/62(l)§		69,387	63,523
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.328%, 9/25/35(l)		16,524	15,824
Series 2006-AR2 2A1
4.697%, 4/25/36(l)		35,795	23,309
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.908%, 1/19/35(l)		121,515	106,982
HOMES Trust,
Series 2025-NQM1 M1
6.520%, 1/25/70(l)§		300,000	300,923
Homeward Opportunities Fund Trust,
Series 2022-1 A1
5.082%, 7/25/67(e)§		122,926	122,186
Impac CMB Trust,
Series 2007-A A
4.935%, 5/25/37(l)§		23,585	22,474
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
4.975%, 2/25/37(l)		810,693	533,192
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
5.428%, 11/25/36(l)§		1,017,988	528,548
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		661,580	286,073
Series 2006-A3 6A1
5.211%, 8/25/34(l)		5,916	5,850
Series 2007-A1 3A3
5.590%, 7/25/35(l)		13,604	13,070
Series 2021-7 A3
2.500%, 11/25/51(l)§		522,082	426,191
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,053,769	863,227
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		540,995	482,752
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	175,088
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		121,097	98,065
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		438,332	441,607
Series 2025-VIS1 M1
6.412%, 8/25/55(l)§		287,000	287,178
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		677,182	675,264
Ludgate Funding plc,
Series 2007-1 A2A
4.786%, 1/1/61(l)(m)	GBP	56,262	71,028
Series 2008-W1X A1
5.226%, 1/1/61(l)(m)		133,887	171,403
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$30,613	31,834
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
6.190%, 12/25/32(l)		3,044	2,980
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
5.300%, 4/16/36(l)§		129,559	126,459
MortgageIT Trust,
Series 2005-4 A1
4.995%, 10/25/35(l)		45,342	44,988
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		148,557	141,742
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		208,847	201,351
Series 2025-NQM1 A1
5.643%, 1/25/65(e)§		195,300	197,109
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		2,995,083	823,973
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,251,581	618,408
OBX Trust,
Series 2024-NQM12 A1
5.475%, 7/25/64(e)§		722,709	724,288
Series 2025-NQM3 A1
5.648%, 12/1/64(e)§		165,863	166,356
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		118,449	117,991
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		285,050	288,014
PRPM Trust,
Series 2025-NQM1 A1
5.802%, 11/25/69(e)§		251,557	252,198
Series 2025-NQM1 M1A
6.645%, 11/25/69(l)§		193,000	195,660
RALI Trust,
Series 2006-QO3 A1
4.855%, 4/25/46(l)		3,614,261	910,470
Series 2007-QS6 A29
6.000%, 4/25/37		945,312	778,500
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
6.872%, 10/25/39(l)§		350,672	352,247
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.775%, 6/25/35(l)§		19,010	18,213
Series 2006-R1 AF1
4.775%, 1/25/36(l)§		58,505	54,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		$2,867,326	$1,061,240
Series 2006-A9CB A7
6.000%, 9/25/36		3,838,964	1,098,457
Resloc UK plc,
Series 2007-1X A3B
4.744%, 12/15/43(l)(m)	GBP	61,088	77,353
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$323,780	257,658
Sequoia Mortgage Trust,
Series 10 2A1
5.194%, 10/20/27(l)		298	292
Series 2003-4 2A1
5.134%, 7/20/33(l)		2,902	2,875
Series 6 A
5.071%, 4/19/27(l)		18,287	17,816
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,287,221
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,189,974
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
5.485%, 4/25/34(l)		64,496	64,587
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.931%, 7/19/35(l)		15,922	15,145
Series 2006-AR6 1A3
4.815%, 7/25/46(l)		478,589	384,289
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
5.421%, 7/20/53(l)§	GBP	412,423	533,848
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,287,433
Series 2022-1 A1
3.750%, 7/25/62(l)§		286,549	269,830
Series 2024-5 A1A
4.492%, 10/25/64(l)§		563,948	565,804
Uropa Securities plc,
Series 2007-1 A3A
4.821%, 10/10/40(l)(m)	GBP	233,464	297,202
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$626,317	579,822
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		555,764	517,377
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	785,613
Series 2023-1 A1
5.850%, 12/25/67(e)§		341,694	341,495
Series 2024-1 A1
5.712%, 1/25/69(e)§		733,010	733,742

Total Collateralized Mortgage Obligations			78,846,056

Commercial Mortgage-Backed Securities (5.7%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§		100,000	94,135
Series 2015-1211 D
4.142%, 8/10/35(l)§		100,000	97,539
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§		268,000	236,454
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	3,548
280 Park Avenue Mortgage Trust,
Series 2017-280P A
5.502%, 9/15/34(l)§		190,000	187,035
Series 2017-280P D
6.158%, 9/15/34(l)§		200,000	193,003
Alen Mortgage Trust,
Series 2021-ACEN A
5.584%, 4/15/34(l)§		13,000	12,340
Series 2021-ACEN D
7.534%, 4/15/34(l)§		41,000	28,017
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	79,077
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	76,059
AREIT Ltd.,
Series 2024-CRE9 A
6.006%, 5/17/41(l)§		420,000	418,951
ARES Commercial Mortgage Trust,
Series 2024-IND A
6.011%, 7/15/41(l)§		104,000	103,740
Ashford Hospitality Trust,
Series 2018-ASHF D
6.592%, 4/15/35(l)§		16,000	15,840
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
6.567%, 12/15/36(l)§		190,000	182,432
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A
5.484%, 9/15/38(l)§		800,000	762,015
BAMLL Trust,
Series 2024-BHP A
6.669%, 8/15/39(l)§		130,000	129,919
BANK,
Series 2017-BNK6 XA
0.774%, 7/15/60 IO(l)		2,690,350	37,484
Series 2018-BN10 XA
0.685%, 2/15/61 IO(l)		3,459,381	55,527
Series 2019-BN19 AS
3.446%, 8/15/61		249,000	217,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-BN20 AS
3.243%, 9/15/62(l)	$310,000	$276,599
Series 2019-BN20 XB
0.365%, 9/15/62 IO(l)	530,000	7,613
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	19,547
Series 2020-BN30 XB
0.722%, 12/15/53 IO(l)	5,331,000	181,186
Series 2021-BN33 XB
0.481%, 5/15/64 IO(l)	4,550,000	121,024
Series 2022-BNK40 A4
3.393%, 3/15/64(l)	600,000	537,893
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.824%, 7/15/49(l)	250,000	239,753
Series 2017-BNK3 XB
0.583%, 2/15/50 IO(l)	1,000,000	9,459
BANK5,
Series 2024-5YR10 B
6.140%, 10/15/57(l)	284,000	283,728
Series 2024-5YR8 XA
0.901%, 8/15/57 IO(l)	6,251,359	210,413
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	50,000	52,168
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	824,048
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	93,609
Series 2018-TALL A
5.239%, 3/15/37(l)§	45,000	42,373
Series 2020-C7 AS
2.444%, 4/15/53	186,000	158,781
Series 2021-C9 XA
1.582%, 2/15/54 IO(l)	2,616,522	174,736
Series 2024-5C29 A3
5.208%, 9/15/57	240,000	240,604
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	38,599	37,570
Series 2015-SRCH XA
0.852%, 8/10/35 IO(l)§	863,028	12,978
Series 2021-C10 XA
1.212%, 7/15/54 IO(l)	3,382,690	185,243
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	672,542
Series 2019-B9 XA
1.012%, 3/15/52 IO(l)	923,520	29,352
Series 2020-B16 XA
1.030%, 2/15/53 IO(l)	3,808,348	132,230
Series 2020-B17 XB
0.509%, 3/15/53 IO(l)	1,000,000	19,053
Series 2020-IG3 XA
0.717%, 9/15/48 IO(l)§	5,612,060	86,696
Series 2021-B23 XA
1.257%, 2/15/54 IO(l)	982,522	52,995
Series 2021-B24 XA
1.137%, 3/15/54 IO(l)	1,148,237	50,290
Series 2021-B25 A5
2.577%, 4/15/54	160,000	137,844
Series 2021-B27 XA
1.236%, 7/15/54 IO(l)	3,574,262	187,052
Series 2024-V10 A3
5.277%, 9/15/57	250,000	253,080
Series 2024-V8 A1
5.514%, 7/15/57	217,447	219,882
Series 2024-V9 A3
5.602%, 8/15/57	241,000	246,593
BFLD Mortgage Trust,
Series 2024-VICT A
6.209%, 7/15/41(l)§	36,000	36,000
BFLD Trust,
Series 2020-EYP A
5.584%, 10/15/35(l)§	700,000	552,717
BIG Commercial Mortgage Trust,
Series 2022-BIG A
5.661%, 2/15/39(l)§	547,632	544,212
BMO Mortgage Trust,
Series 2023-C5 XA
0.724%, 6/15/56 IO(l)	385,179	17,891
Series 2024-5C7 AS
5.888%, 11/15/57(l)	187,000	188,534
BPR Trust,
Series 2021-TY A
5.484%, 9/15/38(l)§	243,000	241,178
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	99,980	93,912
Series 2013-1515 C
3.446%, 3/10/33§	100,000	89,177
Series 2021-1450 A
5.684%, 9/15/36(l)§	700,000	668,539
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.544%, 3/9/44(l)§	120,000	109,868
Series 2021-CIP A
5.354%, 12/15/38(l)§	219,873	219,530
Series 2021-VINO D
5.786%, 5/15/38(l)§	140,000	139,475
Series 2021-VOLT E
6.434%, 9/15/36(l)§	190,000	186,676
Series 2021-XL2 A
5.122%, 10/15/38(l)§	341,213	339,934
Series 2022-AHP A
5.309%, 1/17/39(l)§	600,000	594,003
Series 2022-LP2 A
5.332%, 2/15/39(l)§	122,848	122,464
Series 2024-AIRC A
6.010%, 8/15/39(l)§	264,000	264,000
Series 2024-BRBK A
7.196%, 10/15/41(l)§	96,000	96,000
Series 2024-BRBK D
10.287%, 10/15/41(l)§	109,000	109,000
Series 2024-GPA3 C
6.211%, 12/15/39(l)§	178,166	178,222
Series 2024-KING A
5.860%, 5/15/34(l)§	98,701	98,577
Series 2024-MDHS A
5.960%, 5/15/41(l)§	175,265	175,156
BX Trust,
Series 2019-OC11 E
3.944%, 12/9/41(l)§	325,000	292,776
Series 2021-RISE B
5.683%, 11/15/36(l)§	118,346	117,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-VIEW D
7.333%, 6/15/36(l)§		$120,000	$118,596
Series 2022-FOX2 A2
5.068%, 4/15/39(l)§		722,095	716,682
Series 2022-PSB A
6.770%, 8/15/39(l)§		114,496	114,103
Series 2022-VAMF B
5.599%, 1/15/39(l)§		17,000	16,873
Series 2023-DELC A
7.009%, 5/15/38(l)§		100,000	100,062
Series 2024-PALM A
5.860%, 6/15/37(l)§		90,000	89,663
Series 2024-VLT4 A
5.811%, 7/15/29(l)§		200,000	199,002
Series 2025-ROIC C
5.862%, 3/15/30(l)§		190,000	188,338
Series 2025-VLT6 A
5.762%, 3/15/42(l)§		220,000	218,900
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§		30,000	26,559
Series 2017-GM A
3.379%, 6/13/39§		190,000	182,685
Series 2017-GM B
3.425%, 6/13/39(l)§		140,000	135,082
Series 2017-GM D
3.425%, 6/13/39(l)§		80,000	76,386
Series 2021-601L D
2.775%, 1/15/44(l)§		102,000	76,913
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
6.367%, 12/15/37(l)§		100,000	99,813
Cassia SRL,
Series 2022-1A A
5.034%, 5/22/34(l)§	EUR	243,148	262,664
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,531
CENT Trust,
Series 2023-CITY A
6.939%, 9/15/38(l)§		98,000	98,184
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,915
Series 2016-C4 XA
1.570%, 5/10/58 IO(l)		472,717	4,963
Series 2016-C4 XB
0.700%, 5/10/58 IO(l)		110,000	782
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	34,504
Citigroup Commercial Mortgage Trust,
Series 2020-420K D
3.312%, 11/10/42(l)§		150,000	130,275
Series 2020-420K X
0.801%, 11/10/42 IO(l)§		1,000,000	37,609
Series 2020-555 A
2.647%, 12/10/41§		140,000	122,323
Series 2021-KEYS A
5.614%, 10/15/36(l)§		700,000	695,520
COAST Commercial Mortgage Trust,
Series 2023-2HTL A
6.910%, 8/15/36(l)§		108,000	107,711
Series 2023-2HTL D
8.758%, 8/15/36(l)§		100,000	99,235
Commercial Mortgage Trust,
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	121,232
Series 2015-CR22 XA
0.597%, 3/10/48 IO(l)		530,865	183
Series 2015-CR24 B
4.352%, 8/10/48(l)		65,000	63,528
Series 2015-CR26 ASB
3.373%, 10/10/48		38,980	38,928
Series 2015-DC1 XA
0.664%, 2/10/48 IO(l)		276,497	16
Series 2016-COR1 ASB
2.972%, 10/10/49		297,460	294,137
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§		50,000	2,294
Series 2024-WCL1 A
6.160%, 6/15/41(l)§		90,000	89,718
Series 2024-WCL1 B
6.909%, 6/15/41(l)§		27,000	26,562
CONE Trust,
Series 2024-DFW1 A
5.961%, 8/15/41(l)§		30,000	29,925
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.171%, 4/15/50 IO(l)		248,214	3
Series 2015-C4 D
3.554%, 11/15/48(l)		70,000	64,581
Series 2016-C5 B
4.463%, 11/15/48(l)		30,000	29,094
Series 2016-C5 C
4.633%, 11/15/48(l)		50,000	48,212
Series 2017-CX10 XB
0.235%, 11/15/50 IO(l)		1,000,000	6,340
Series 2018-C14 C
4.877%, 11/15/51(l)		250,000	223,562
Series 2018-CX12 C
4.718%, 8/15/51(l)		58,000	49,004
Series 2019-C16 XA
1.535%, 6/15/52 IO(l)		954,820	49,629
Series 2019-C17 XA
1.320%, 9/15/52 IO(l)		4,594,930	207,434
Series 2019-C17 XB
0.533%, 9/15/52 IO(l)		1,000,000	20,637
Series 2019-C18 D
2.500%, 12/15/52§		170,000	138,824
CSMC Trust,
Series 2017-PFHP A
5.317%, 12/15/30(l)§		50,000	49,567
Series 2017-TIME A
3.646%, 11/13/39§		100,000	88,884
Series 2020-NET A
2.257%, 8/15/37§		108,818	107,022
Series 2020-NET D
3.716%, 8/15/37(l)§		200,000	194,566
Series 2021-ADV A
5.834%, 7/15/38(l)§		800,000	715,304
Series 2021-B33 A1
3.053%, 10/10/43§		94,670	87,231
Series 2021-B33 A2
3.167%, 10/10/43§		190,000	163,910
DBGS Mortgage Trust,
Series 2018-5BP B
5.397%, 6/15/33(l)§		100,000	93,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	$1,365,000	$14,963
Series 2024-SBL A
6.202%, 8/15/34(l)§	11,000	11,000
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	19,598
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	5,684
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	874,980
ELM Trust,
Series 2024-ELM A10
5.414%, 6/10/39(l)§	44,000	44,368
Series 2024-ELM A15
5.414%, 6/10/39(l)§	44,000	44,369
Series 2024-ELM XP10
0.219%, 6/10/39 IO(l)§	1,000,000	2,678
EQT Trust,
Series 2024-EXTR A
5.331%, 7/5/41(l)§	18,000	18,050
EQUS Mortgage Trust,
Series 2021-EQAZ A
5.339%, 10/15/38(l)§	499,972	496,849
Extended Stay America Trust,
Series 2021-ESH A
5.513%, 7/15/38(l)§	2,026,792	2,024,893
FHLMC Multiclass Certificates,
Series 2024-P015 A1
4.018%, 11/25/32(l)	24,919	24,225
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	179,008	177,196
Series K120 X1
1.031%, 10/25/30 IO(l)	2,425,795	109,699
Series K121 X1
1.018%, 10/25/30 IO(l)	117,049	5,208
Series KJ48 A2
5.028%, 10/25/31	25,000	25,483
Series KL05 X1P
0.892%, 6/25/29 IO(l)	662,000	22,571
Series KL06 XFX
1.363%, 12/25/29 IO(l)	169,197	7,281
FNMA ACES,
Series 2019-M32 X2
1.101%, 10/25/29 IO(l)	18,295,215	653,348
Series 2020-M13 X1
1.131%, 6/25/31 IO(l)	16,727,165	648,888
Series 2020-M15 X1
1.437%, 9/25/31 IO(l)	3,074,446	191,684
Series 2022-M4 A1X
2.458%, 5/25/30(l)	1,310,945	1,223,138
GNMA,
Series 2013-30
0.533%, 9/16/53 IO(l)	33,482	411
Series 2016-96
0.769%, 12/16/57 IO(l)	29,819	1,046
Series 2021-143
0.967%, 10/16/63 IO(l)	6,974,324	471,197
Series 2021-20
1.149%, 8/16/62 IO(l)	5,166,307	392,617
Series 2021-208
0.758%, 6/16/64 IO(l)	8,248,819	440,503
Series 2021-22
0.973%, 5/16/63 IO(l)	6,177,934	411,224
Series 2021-52
0.721%, 4/16/63 IO(l)	6,233,290	317,564
Series 2021-71
0.863%, 10/16/62 IO(l)	6,932,680	424,673
Series 2022-49
0.762%, 3/16/64 IO(l)	8,078,195	441,082
Series 2023-118 BA
3.748%, 5/16/65(l)	14,814	13,564
Series 2023-50 AC
3.250%, 9/16/63(l)	11,683	10,222
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	142,000	118,837
Great Wolf Trust,
Series 2024-WLF2 A
6.010%, 5/15/41(l)§	366,000	365,886
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	84,854	71,041
Series 2018-TWR D
6.217%, 7/15/31(l)§	110,000	26,613
Series 2022-ECI A
6.514%, 8/15/39(l)§	100,000	100,000
Series 2023-FUN A
6.410%, 3/15/28(l)§	100,000	100,000
GS Mortgage Securities Trust,
Series 2015-GC32 C
4.451%, 7/10/48(l)	10,000	9,754
Series 2015-GS1 XA
0.751%, 11/10/48 IO(l)	1,772,595	3,450
Series 2016-GS3 XA
1.183%, 10/10/49 IO(l)	272,041	2,955
Series 2017-GS7 XA
1.074%, 8/10/50 IO(l)	2,347,057	37,384
Series 2019-GSA1 XA
0.801%, 11/10/52 IO(l)	1,138,193	33,031
Series 2020-GC45 XA
0.621%, 2/13/53 IO(l)	3,094,769	72,842
HILT Commercial Mortgage Trust,
Series 2024-ORL D
7.508%, 5/15/37(l)§	100,000	99,501
HIT Trust,
Series 2022-HI32 A
6.710%, 7/15/39(l)§	9,383	9,380
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A
5.961%, 6/15/41(l)§	24,000	24,000
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	70,000	54,177
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
6.564%, 10/15/39(l)§	100,000	99,825
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	301,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	$240,000	$2,164
Series 2018-AON A
4.128%, 7/5/31§	23,000	21,390
Series 2018-PHH A
5.576%, 6/15/35(l)§	106,599	93,005
Series 2020-609M D
7.454%, 10/15/33(l)§	130,000	128,788
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	27,892
Series 2021-MHC A
5.484%, 4/15/38(l)§	9,449	9,431
Series 2021-MHC D
6.384%, 4/15/38(l)§	90,000	89,775
Series 2022-DATA A
3.916%, 6/10/42(l)§	600,000	541,670
Series 2022-NLP A
4.916%, 4/15/37(l)§	244,070	239,191
Series 2022-OPO D
3.450%, 1/5/39(l)§	100,000	84,449
Series 2025-BHR5 A
5.993%, 3/15/40(l)§	108,000	107,191
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA
0.426%, 11/15/47 IO(l)	568,380	997
Series 2015-C32 XA
1.012%, 11/15/48 IO(l)	1,210,591	6,387
Series 2015-C33 D1
4.133%, 12/15/48(l)§	100,000	89,610
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.701%, 7/15/50(l)	350,000	285,470
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	18,711
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.469%, 6/15/49 IO(l)	1,230,222	9,870
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	17,345
Series 2020-COR7 XA
1.664%, 5/13/53 IO(l)	2,326,877	127,628
JW Commercial Mortgage Trust,
Series 2024-MRCO A
5.940%, 6/15/39(l)§	32,000	31,930
Series 2024-MRCO D
7.508%, 6/15/39(l)§	24,000	23,798
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	539,328
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.139%, 2/15/36 IO(l)§	887,920	24,250
LBA Trust,
Series 2024-BOLT A
5.910%, 6/15/39(l)§	140,000	139,650
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	274,591
LoanCore Issuer LLC,
Series 2025-CRE8 A
5.704%, 8/17/42(l)§	280,000	279,650
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.842%, 3/10/50 IO(l)§	2,069,133	18,958
MCR Mortgage Trust,
Series 2024-TWA A
5.924%, 6/12/39§	33,000	33,340
Series 2024-TWA XA
0.920%, 6/12/39 IO§	178,000	2,599
MHC Trust,
Series 2021-MHC2 D
5.933%, 5/15/38(l)§	96,000	95,460
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	103,045
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	97	97
Series 2016-C31 ASB
2.952%, 11/15/49	199,898	197,802
Series 2016-C31 C
4.255%, 11/15/49(l)	215,000	185,187
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	187,426
Series 2017-H1 XD
2.141%, 6/15/50 IO(l)§	300,000	11,739
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	204,362
Series 2019-H6 XB
0.711%, 6/15/52 IO(l)	1,000,000	25,659
Series 2019-L2 XA
0.996%, 3/15/52 IO(l)	2,643,534	85,580
Series 2019-L3 XA
0.605%, 11/15/52 IO(l)	4,221,903	101,896
Series 2020-L4 B
3.082%, 2/15/53	207,000	178,604
Series 2024-NSTB A
3.900%, 9/24/57(l)§	236,673	225,254
MSC Trust,
Series 2021-ILP D
6.011%, 11/15/36(l)§	365,790	363,048
MSWF Commercial Mortgage Trust,
Series 2023-2 XA
0.907%, 12/15/56 IO(l)	998,875	60,536
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A
4.404%, 6/17/38§	100,000	94,480
Series 2021-APPL A
5.534%, 8/15/38(l)§	700,000	670,081
New Orleans Hotel Trust,
Series 2019-HNLA A
5.356%, 4/15/32(l)§	400,000	395,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
NJ Trust,
Series 2025-WBRK A
5.867%, 3/5/35§	$188,000	$192,009
NYO Commercial Mortgage Trust,
Series 2021-1290 A
5.529%, 11/15/38(l)§	1,100,000	1,086,261
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	6,614
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	830,825	1
Series 2017-1MKT XNCP
0.090%, 2/10/32 IO(l)§	166,165	222
ONE Mortgage Trust,
Series 2021-PARK A
5.133%, 3/15/36(l)§	600,000	588,003
PGA Trust,
Series 2024-RSR2 A
6.210%, 6/15/39(l)§	27,000	26,933
RIAL Issuer Ltd.,
Series 2022-FL8 A
6.569%, 1/19/37(l)§	203,000	203,058
ROCK Trust,
Series 2024-CNTR A
5.388%, 11/13/41§	140,000	140,766
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§	30,000	25,203
Soho Trust,
Series 2021-SOHO B
2.697%, 8/10/38(l)§	371,000	273,977
SREIT Trust,
Series 2021-MFP D
6.012%, 11/15/38(l)§	323,219	321,200
TCO Commercial Mortgage Trust,
Series 2024-DPM C
6.311%, 12/15/39(l)§	190,000	189,702
UBS Commercial Mortgage Trust,
Series 2017-C7 A4
3.679%, 12/15/50	140,000	135,504
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	69,316
Series 2018-C13 XA
0.772%, 10/15/51 IO(l)	7,789,741	167,809
Series 2018-C8 C
4.683%, 2/15/51(l)	226,000	204,338
Series 2019-C17 XA
1.437%, 10/15/52 IO(l)	921,168	47,216
Series 2019-C18 XA
0.988%, 12/15/52 IO(l)	921,624	30,188
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§	140,000	140,752
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	220,212	213,160
Series 2024-6 A
5.810%, 12/25/54(l)§	960,859	949,027
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§	100,000	96,462
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	132,841
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	210,567
Series 2015-NXS1 XA
0.782%, 5/15/48 IO(l)	556,233	36
Series 2015-NXS2 XA
0.524%, 7/15/58 IO(l)	2,676,866	1,685
Series 2016-BNK1 XD
1.240%, 8/15/49 IO(l)§	1,000,000	13,107
Series 2016-C32 A3FL
5.854%, 1/15/59(l)	25,226	25,244
Series 2016-C33 XA
1.529%, 3/15/59 IO(l)	843,704	6,898
Series 2016-C34 A3FL
5.474%, 6/15/49(l)§	30,000	29,701
Series 2017-C38 XA
0.913%, 7/15/50 IO(l)	2,178,979	32,375
Series 2017-C39 XA
1.074%, 9/15/50 IO(l)	2,096,071	37,567
Series 2018-1745 A
3.749%, 6/15/36(l)§	600,000	544,876
Series 2018-C46 B
4.633%, 8/15/51	24,000	22,367
Series 2019-C49 B
4.546%, 3/15/52	90,000	85,588
Series 2019-C50 B
4.192%, 5/15/52	150,000	137,192
Series 2019-C50 XA
1.389%, 5/15/52 IO(l)	816,119	33,692
Series 2019-JWDR C
3.038%, 9/15/31(l)§	241,000	233,391
Series 2020-C55 AS
2.937%, 2/15/53	207,000	181,177
Series 2020-C55 XA
1.266%, 2/15/53 IO(l)	3,872,669	185,061
Series 2020-C56 XA
1.279%, 6/15/53 IO(l)	3,030,257	154,291
Series 2021-C59 XA
1.499%, 4/15/54 IO(l)	2,943,406	182,688
Series 2021-FCMT D
7.934%, 5/15/31(l)§	110,000	109,412
Series 2024-BPRC B
6.215%, 7/15/43§	47,000	47,700
Series 2024-BPRC C
6.432%, 7/15/43§	30,000	30,169
Series 2024-BPRC D
7.082%, 7/15/43§	10,000	9,919
Series 2024-BPRC X
0.091%, 7/15/43 IO(l)§	369,000	3,449
WEST Trust,
Series 2025-ROSE A
5.454%, 4/10/30(l)§	18,000	18,036
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
7.108%, 11/15/27(l)§	100,000	99,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2022-WMRK B
7.755%, 11/15/27(l)§		$100,000	$99,812

Total Commercial Mortgage- Backed Securities			46,510,395

Corporate Bonds (27.1%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27		100,000	98,629
4.250%, 3/1/27		150,000	149,287
4.100%, 2/15/28		120,000	118,499
4.300%, 2/15/30		130,000	127,409
5.400%, 2/15/34		935,000	943,283
Bell Canada
5.200%, 2/15/34(x)		100,000	99,475
NBN Co. Ltd.
4.250%, 10/1/29§		500,000	492,540
Verizon Communications, Inc.
4.125%, 3/16/27		150,000	149,204
2.100%, 3/22/28		60,000	56,011
4.329%, 9/21/28		118,000	117,236
4.016%, 12/3/29		29,000	28,165
1.680%, 10/30/30		72,000	61,112
2.550%, 3/21/31		453,000	397,507
2.355%, 3/15/32		470,000	396,769
5.250%, 4/2/35		145,000	144,955

			3,380,081

Entertainment (0.2%)
Netflix, Inc.
4.900%, 8/15/34		40,000	39,837
Take-Two Interactive Software, Inc.
4.950%, 3/28/28		50,000	50,428
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	241,931
Warnermedia Holdings, Inc.
3.755%, 3/15/27		886,000	863,908
4.279%, 3/15/32		100,000	87,701

			1,283,805

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.600%, 5/15/28		100,000	101,136
4.750%, 8/15/34		455,000	450,343
4.650%, 8/15/62		189,000	160,685
5.750%, 5/15/63		45,000	45,400
5.550%, 8/15/64		172,000	168,287

			925,851

Media (0.4%)
Charter Communications Operating LLC
6.550%, 6/1/34		150,000	154,286
3.700%, 4/1/51		327,000	205,154
3.850%, 4/1/61		1,166,000	705,512
4.400%, 12/1/61		44,000	29,035
Comcast Corp.
4.150%, 10/15/28		245,000	242,105
2.650%, 2/1/30		200,000	182,685
1.950%, 1/15/31		311,000	266,190
5.500%, 11/15/32		20,000	20,739
2.650%, 8/15/62		101,000	52,787
2.987%, 11/1/63		17,000	9,592
Cox Communications, Inc.
3.500%, 8/15/27(x)§		400,000	389,765
Discovery Communications LLC
4.900%, 3/11/26		14,000	13,999
Fox Corp.
4.709%, 1/25/29		100,000	99,383
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,922
5.375%, 6/15/33		100,000	100,260
Paramount Global
3.700%, 10/4/26(e)		42,000	40,626
2.900%, 1/15/27(x)		199,000	192,253
3.375%, 2/15/28		162,000	155,443
4.950%, 1/15/31		200,000	191,999
5.850%, 9/1/43		46,000	40,161
5.250%, 4/1/44		15,000	12,016
4.900%, 8/15/44		11,000	8,448
4.600%, 1/15/45		17,000	12,684

			3,140,044

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	63,186
5.300%, 2/15/34(x)		100,000	97,822
Sprint LLC
7.625%, 3/1/26		30,000	30,469
T-Mobile USA, Inc.
3.750%, 4/15/27		200,000	196,896
4.850%, 1/15/29		475,000	476,479
3.875%, 4/15/30		875,000	835,836
5.125%, 5/15/32		65,000	65,263
5.150%, 4/15/34		150,000	149,613
5.875%, 11/15/55		35,000	34,968
5.800%, 9/15/62		150,000	146,459

			2,096,991

Total Communication Services			10,826,772

Consumer Discretionary (1.1%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	100,541

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32		200,000	164,278
6.100%, 8/19/32		200,000	195,658
Hyundai Capital America
6.000%, 7/11/25§		300,000	300,985
(SOFR + 1.15%),
5.539%, 8/4/25(k)§		500,000	501,149
5.500%, 3/30/26§		300,000	302,520
5.950%, 9/21/26§		200,000	203,370
5.250%, 1/8/27§		300,000	302,393
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	500,787
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	421,486
4.810%, 9/17/30§		$700,000	663,250
Toyota Motor Corp.
5.123%, 7/13/33		150,000	152,655

			3,708,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)	$100,000	$87,115
Amazon.com, Inc.
1.000%, 5/12/26	50,000	48,306
3.300%, 4/13/27	100,000	98,200
3.150%, 8/22/27	50,000	48,879
1.650%, 5/12/28(x)	50,000	46,323
1.500%, 6/3/30	85,000	73,630
2.100%, 5/12/31	50,000	43,449
3.600%, 4/13/32	100,000	93,910
4.250%, 8/22/57	13,000	10,618
4.100%, 4/13/62	202,000	158,548
eBay, Inc.
5.900%, 11/22/25	400,000	402,823
1.400%, 5/10/26	100,000	96,621

		1,208,422

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32(x)§	300,000	307,125

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29	600,000	564,497
Expedia Group, Inc.
3.250%, 2/15/30	200,000	186,322
Hyatt Hotels Corp.
5.750%, 1/30/27	30,000	30,526
Las Vegas Sands Corp.
6.000%, 8/15/29	400,000	406,150
Marriott International, Inc.
5.000%, 10/15/27	55,000	55,633
4.800%, 3/15/30	400,000	398,406
4.500%, 10/1/34	35,000	32,476
Series FF
4.625%, 6/15/30	25,000	24,719
Series X
4.000%, 4/15/28	25,000	24,556
McDonald’s Corp.
2.625%, 9/1/29	40,000	37,054
Starbucks Corp.
2.450%, 6/15/26	50,000	48,837
3.550%, 8/15/29(x)	100,000	95,991
3.000%, 2/14/32	20,000	17,715

		1,922,882

Household Durables (0.1%)
DR Horton, Inc.
5.000%, 10/15/34	716,000	694,111
5.500%, 10/15/35	73,000	73,317
Leggett & Platt, Inc.
3.500%, 11/15/27(x)	25,000	23,940
Lennar Corp.
4.750%, 11/29/27	100,000	99,994
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	23,418

		914,780

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,540

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28	70,000	69,917
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	63,079
0.900%, 3/15/28(x)	65,000	59,006
2.950%, 6/15/29	30,000	28,245
4.750%, 6/25/29	45,000	45,452
1.875%, 9/15/31	85,000	71,757
3.250%, 4/15/32	45,000	40,839
3.350%, 4/15/50	18,000	12,578
3.500%, 9/15/56	36,000	24,908
5.400%, 6/25/64	50,000	47,714
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	98,083
3.650%, 4/5/29	200,000	192,608
5.000%, 4/15/33	40,000	39,727
3.500%, 4/1/51	62,000	42,266
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	49,745
Ross Stores, Inc.
0.875%, 4/15/26	50,000	48,134
Tractor Supply Co.
5.250%, 5/15/33	5,000	5,031

		939,089

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	13,792

Total Consumer Discretionary		9,129,702

Consumer Staples (1.1%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	251,928
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	48,726
2.000%, 3/5/31	65,000	56,645
4.650%, 8/14/34	55,000	54,451
Constellation Brands, Inc.
4.350%, 5/9/27	100,000	99,400
4.800%, 1/15/29	375,000	374,704
Diageo Capital plc
2.375%, 10/24/29	200,000	182,563
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	100,000	97,265
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	98,003
PepsiCo, Inc.
3.000%, 10/15/27	100,000	97,137
2.750%, 3/19/30	200,000	184,425

		1,545,247

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	174,948
Kroger Co. (The)
2.650%, 10/15/26	50,000	48,581
4.500%, 1/15/29	25,000	24,911
5.000%, 9/15/34	45,000	43,705
Sysco Corp.
3.250%, 7/15/27	50,000	48,589
5.100%, 9/23/30	35,000	35,477
Target Corp.
3.375%, 4/15/29	100,000	96,132
4.500%, 9/15/32	50,000	48,964
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	100,000	97,724
Walmart, Inc.
3.050%, 7/8/26	40,000	39,469
3.250%, 7/8/29	200,000	192,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
2.375%, 9/24/29		$3,000	$2,773
1.800%, 9/22/31		15,000	12,838

			866,815

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	48,763
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	22,088
Campbell’s Co. (The)
4.150%, 3/15/28		25,000	24,697
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	225,030
General Mills, Inc.
4.200%, 4/17/28		215,000	212,621
Hormel Foods Corp.
1.700%, 6/3/28		70,000	64,434
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,442
JBS USA Holding Lux Sarl
5.125%, 2/1/28		100,000	100,945
JDE Peet’s NV
4.500%, 1/23/34(m)	EUR	400,000	448,268
Mars, Inc.
4.800%, 3/1/30§		$400,000	402,004
Mondelez International, Inc.
2.750%, 4/13/30		200,000	182,239
4.625%, 7/3/31	CAD	600,000	433,535
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	97,378

			2,275,444

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	13,046
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,880
3.200%, 4/25/29		50,000	47,785
2.000%, 11/2/31		25,000	21,535
Procter & Gamble Co. (The)
1.200%, 10/29/30		50,000	42,293

			134,539

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31		45,000	38,296
Haleon US Capital LLC
3.375%, 3/24/27		250,000	244,633

			282,929

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	40,049
5.625%, 2/6/35		65,000	65,290
3.400%, 2/4/41		13,000	9,437
4.250%, 8/9/42		94,000	74,384
4.500%, 5/2/43		197,000	161,324
3.875%, 9/16/46		198,000	143,850
4.450%, 5/6/50		16,000	12,388
6.200%, 2/14/59		22,000	21,838
BAT Capital Corp.
3.557%, 8/15/27		100,000	97,480
2.259%, 3/25/28		225,000	209,910
4.742%, 3/16/32		1,109,000	1,076,865
4.758%, 9/6/49		104,000	83,891
5.650%, 3/16/52		140,000	128,399
7.081%, 8/2/53		188,000	205,769
BAT International Finance plc
5.931%, 2/2/29		400,000	416,176
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	393,709
Philip Morris International, Inc.
5.375%, 2/15/33		200,000	203,290
5.250%, 2/13/34		100,000	100,522

			3,444,571

Total Consumer Staples			8,549,545

Energy (2.8%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	97,672
FORESEA Holding SA
7.500%, 6/15/30(m)		32,553	31,066

			128,738

Oil, Gas & Consumable Fuels (2.8%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	196,200
Antero Resources Corp.
7.625%, 2/1/29§		271,000	277,883
5.375%, 3/1/30§		610,000	598,563
APA Corp.
4.750%, 4/15/43§		29,000	23,112
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	19,976
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	98,376
4.234%, 11/6/28		200,000	197,767
BP Capital Markets plc
3.279%, 9/19/27		50,000	48,724
Cameron LNG LLC
3.402%, 1/15/38§		463,000	386,838
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		400,000	399,135
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29		399,000	380,170
2.742%, 12/31/39		431,000	343,561
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	351,467
5.950%, 6/30/33		50,000	51,260
Cheniere Energy, Inc.
4.625%, 10/15/28		200,000	197,627
5.650%, 4/15/34		1,168,000	1,177,090
Chevron Corp.
2.954%, 5/16/26		50,000	49,284
3.078%, 5/11/50		57,000	38,253
Chevron USA, Inc.
4.819%, 4/15/32(x)		100,000	100,193
ConocoPhillips Co.
6.950%, 4/15/29		200,000	217,592
5.700%, 9/15/63		10,000	9,665
Continental Resources, Inc.
5.750%, 1/15/31§		500,000	503,324
Coterra Energy, Inc.
4.375%, 3/15/29		100,000	98,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 2/15/35	$400,000	$391,150
Devon Energy Corp.
4.750%, 5/15/42	193,000	160,925
Diamondback Energy, Inc.
3.250%, 12/1/26	825,000	808,162
3.500%, 12/1/29	1,480,000	1,399,004
3.125%, 3/24/31	472,000	425,800
5.400%, 4/18/34	40,000	39,790
4.400%, 3/24/51	171,000	132,755
4.250%, 3/15/52	146,000	109,629
5.900%, 4/18/64	157,000	146,632
Eastern Energy Gas Holdings LLC
6.200%, 1/15/55	83,000	86,419
Enbridge, Inc.
3.700%, 7/15/27	50,000	48,967
5.625%, 4/5/34(x)	150,000	151,889
Energy Transfer LP
5.550%, 2/15/28	25,000	25,580
6.100%, 12/1/28	200,000	208,706
3.750%, 5/15/30	100,000	94,223
5.550%, 5/15/34	550,000	548,250
5.000%, 5/15/50	700,000	584,220
Enterprise Products Operating LLC
2.800%, 1/31/30	30,000	27,679
EOG Resources, Inc.
4.375%, 4/15/30	200,000	197,630
EQT Corp.
3.125%, 5/15/26§	300,000	294,052
3.900%, 10/1/27	174,000	170,659
5.700%, 4/1/28	365,000	374,778
5.000%, 1/15/29	500,000	502,203
7.000%, 2/1/30(e)	88,000	94,803
3.625%, 5/15/31§	885,000	804,808
5.750%, 2/1/34	348,000	353,760
Equinor ASA
3.625%, 9/10/28	100,000	97,725
Expand Energy Corp.
5.375%, 2/1/29	148,000	147,363
5.875%, 2/1/29§	29,000	29,004
6.750%, 4/15/29§	94,000	95,198
5.375%, 3/15/30	98,000	97,059
4.750%, 2/1/32	304,000	287,280
5.700%, 1/15/35	868,000	869,311
Exxon Mobil Corp.
2.275%, 8/16/26	200,000	195,011
Flex Intermediate Holdco LLC
3.363%, 6/30/31§	400,000	351,783
HF Sinclair Corp.
6.250%, 1/15/35	50,000	50,026
Kinder Morgan, Inc.
5.400%, 2/1/34	9,000	8,958
Korea National Oil Corp.
4.875%, 4/3/29§	400,000	402,880
Marathon Petroleum Corp.
5.125%, 12/15/26(x)	100,000	100,703
3.800%, 4/1/28	15,000	14,633
MPLX LP
4.000%, 3/15/28	200,000	196,105
NGPL PipeCo LLC
3.250%, 7/15/31§	10,000	8,729
Occidental Petroleum Corp.
5.200%, 8/1/29	125,000	124,746
ONEOK, Inc.
4.350%, 3/15/29	50,000	49,002
3.250%, 6/1/30	15,000	13,809
6.500%, 9/1/30§	433,000	458,413
5.650%, 9/1/34	11,000	11,079
Ovintiv, Inc.
5.650%, 5/15/28	35,000	35,769
7.100%, 7/15/53	65,000	68,148
Petroleos Mexicanos
6.500%, 3/13/27	75,000	73,162
10.000%, 2/7/33	200,000	207,770
Phillips 66 Co.
3.550%, 10/1/26	25,000	24,641
Pioneer Natural Resources Co.
5.100%, 3/29/26	200,000	201,313
1.900%, 8/15/30	50,000	43,396
Plains All American Pipeline LP
4.500%, 12/15/26	50,000	49,932
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	205,000	205,822
4.200%, 3/15/28	200,000	197,464
4.500%, 5/15/30	624,000	611,649
5.900%, 9/15/37	216,000	222,185
Saudi Arabian Oil Co.
5.250%, 7/17/34§	400,000	401,800
Shell Finance US, Inc.
2.375%, 11/7/29	50,000	45,665
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§	106,000	105,998
5.026%, 10/1/29§	400,000	395,962
Targa Resources Corp.
6.125%, 3/15/33	1,088,000	1,131,392
5.500%, 2/15/35	20,000	19,829
4.950%, 4/15/52	110,000	92,175
TotalEnergies Capital International SA
3.455%, 2/19/29	100,000	96,792
TotalEnergies Capital SA
4.724%, 9/10/34	50,000	48,808
TransCanada PipeLines Ltd.
4.250%, 5/15/28	100,000	98,580
Valero Energy Corp.
4.000%, 4/1/29	65,000	63,080
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	200,000	185,144
3.875%, 11/1/33§	100,000	86,105
Venture Global LNG, Inc.
8.125%, 6/1/28§	300,000	305,250
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,541
Williams Cos., Inc. (The)
2.600%, 3/15/31	65,000	57,015
4.650%, 8/15/32	21,000	20,281
5.150%, 3/15/34	100,000	98,823

		22,769,933

Total Energy		22,898,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (10.9%)
Banks (6.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		$400,000	$403,941
Associated Banc-Corp.
(SOFR + 3.03%), 6.455%, 8/29/30(k)		13,000	13,148
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		100,000	112,065
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	223,829
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		$400,000	405,602
5.588%, 8/8/28		200,000	205,197
6.607%, 11/7/28		200,000	212,057
2.749%, 12/3/30		200,000	173,284
5.439%, 7/15/31		100,000	102,168
Bank of America Corp.
3.500%, 4/19/26		125,000	123,799
(EURIBOR 3 Month + 1.00%), 3.387%, 9/22/26(k)(m)	EUR	600,000	650,990
(SOFR + 0.96%), 1.734%, 7/22/27(k)		$250,000	240,903
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		125,000	122,774
(SOFR + 1.58%), 4.376%, 4/27/28(k)		550,000	547,447
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		97,000	93,776
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	92,302
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	49,274
(SOFR + 1.57%), 5.819%, 9/15/29(k)		522,000	539,249
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30(k)		400,000	388,635
(SOFR + 1.37%), 1.922%, 10/24/31(k)(x)		207,000	176,427
(SOFR + 1.32%), 2.687%, 4/22/32(k)		262,000	230,255
(SOFR + 1.21%), 2.572%, 10/20/32(k)		221,000	190,352
(SOFR + 1.33%), 2.972%, 2/4/33(k)		125,000	109,376
(SOFR + 1.83%), 4.571%, 4/27/33(k)		90,000	86,660
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	208,344
(SOFR + 1.65%), 5.468%, 1/23/35(k)		40,000	40,465
(SOFR + 1.31%), 5.511%, 1/24/36(k)		289,000	293,352
(SOFR + 1.70%), 5.744%, 2/12/36(k)		70,000	69,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	178,845
(SOFR + 1.56%), 2.972%, 7/21/52(k)		274,000	174,067
Series FIX
(SOFR + 1.00%), 5.162%, 1/24/31(k)		375,000	379,695
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	87,911
Bank of America NA
(SOFR + 1.02%), 5.392%, 8/18/26(k)		400,000	404,023
Bank of Montreal
1.250%, 9/15/26(x)		50,000	47,721
Bank of Nova Scotia (The)
1.300%, 9/15/26		100,000	95,560
5.250%, 6/12/28(x)		100,000	102,235
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	304,567
(United States SOFR Compounded Index + 1.07%), 5.442%, 2/16/28(k)§		400,000	401,858
Barclays plc
3.250%, 2/12/27(m)	GBP	500,000	624,755
(SOFR + 1.49%), 5.674%, 3/12/28(k)		$250,000	254,196
(SOFR + 1.49%), 5.840%, 3/12/28(k)		200,000	201,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		300,000	317,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		550,000	610,860
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	650,493
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		400,000	406,265
BPCE SA
5.281%, 5/30/29§		250,000	253,719
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	420,669
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	48,081
5.615%, 7/17/26		200,000	202,722
Citibank NA
5.864%, 9/29/25		300,000	301,676
5.488%, 12/4/26		600,000	609,555
5.803%, 9/29/28		200,000	208,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
3.400%, 5/1/26	$100,000	$98,951
(SOFR + 0.77%), 1.462%, 6/9/27(k)	200,000	192,518
4.450%, 9/29/27	200,000	198,789
(SOFR + 1.28%), 3.070%, 2/24/28(k)	400,000	388,515
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)	125,000	122,096
(SOFR + 0.87%), 4.786%, 3/4/29(k)	9,000	9,004
(SOFR + 1.36%), 5.174%, 2/13/30(k)	200,000	202,184
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)(x)	150,000	145,170
(SOFR + 1.34%), 4.542%, 9/19/30(k)	362,000	356,282
(SOFR + 1.42%), 2.976%, 11/5/30(k)	50,000	45,982
(SOFR + 1.18%), 2.520%, 11/3/32(k)	70,000	59,702
(SOFR + 1.35%), 3.057%, 1/25/33(k)	129,000	112,355
(SOFR + 1.94%), 3.785%, 3/17/33(k)	384,000	350,703
(SOFR + 2.34%), 6.270%, 11/17/33(k)	200,000	211,834
(SOFR + 1.45%), 5.449%, 6/11/35(k)	637,000	636,410
(SOFR + 1.83%), 6.020%, 1/24/36(k)	65,000	65,424
(SOFR + 1.47%), 5.333%, 3/27/36(k)	105,000	103,709
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	97,618
3.250%, 4/30/30	30,000	27,433
Comerica, Inc.
4.000%, 2/1/29	50,000	48,043
Commonwealth Bank of Australia
5.316%, 3/13/26	400,000	403,481
Cooperatieve Rabobank UA
5.500%, 7/18/25	500,000	501,249
3.750%, 7/21/26	250,000	246,517
5.500%, 10/5/26	300,000	305,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30(k)(x)§	400,000	408,560
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§	400,000	417,617
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§	400,000	410,743
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)	60,000	59,211
FNB Corp.
(United States SOFR Compounded Index + 1.93%), 5.722%, 12/11/30(k)	156,000	155,622
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)	700,000	743,654
(SOFR + 1.46%), 5.546%, 3/4/30(k)	100,000	102,019
4.950%, 3/31/30	400,000	401,239
(SOFR + 1.19%), 2.804%, 5/24/32(k)	200,000	174,370
(SOFR + 2.39%), 6.254%, 3/9/34(k)	800,000	840,660
(SOFR + 1.90%), 5.874%, 11/18/35(k)	200,000	197,547
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)	35,000	34,158
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	100,000	82,174
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)	200,000	203,190
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)(x)	500,000	499,886
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	99,839
2.950%, 10/1/26	100,000	98,089
4.125%, 12/15/26	125,000	124,163
(SOFR + 0.77%), 1.470%, 9/22/27(k)	40,000	38,215
(SOFR + 1.33%), 6.070%, 10/22/27(k)	400,000	408,678
(SOFR + 1.20%), 5.575%, 1/23/28(k)	200,000	201,961
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)	125,000	123,245
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	75,000	73,475
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	665,080
(SOFR + 0.86%), 4.505%, 10/22/28(k)	1,286,000	1,282,524
(SOFR + 0.80%), 4.915%, 1/24/29(k)	65,000	65,577
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	50,825
(SOFR + 1.45%), 5.299%, 7/24/29(k)	455,000	463,443
(SOFR + 1.31%), 5.012%, 1/23/30(k)(x)	40,000	40,374
(SOFR + 1.16%), 5.581%, 4/22/30(k)(x)	412,000	424,608
(SOFR + 1.13%), 4.995%, 7/22/30(k)	910,000	917,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	$200,000	$182,835
(SOFR + 1.04%), 4.603%, 10/22/30(k)	507,000	502,539
(SOFR + 0.90%), 5.140%, 1/24/31(k)	179,000	181,434
(SOFR + 2.04%), 2.522%, 4/22/31(k)	332,000	297,134
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	200,000	181,408
(SOFR + 1.07%), 1.953%, 2/4/32(k)	263,000	223,162
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	75,000	65,586
(SOFR + 1.18%), 2.545%, 11/8/32(k)	537,000	463,705
(SOFR + 1.26%), 2.963%, 1/25/33(k)	100,000	87,961
(SOFR + 1.80%), 4.586%, 4/26/33(k)	85,000	82,508
(SOFR + 2.08%), 4.912%, 7/25/33(k)	60,000	59,291
(SOFR + 1.81%), 6.254%, 10/23/34(k)	40,000	42,883
(SOFR + 1.34%), 4.946%, 10/22/35(k)	40,000	38,981
(SOFR + 1.32%), 5.502%, 1/24/36(k)	295,000	299,917
(CME Term SOFR 3 Month + 1.48%), 3.897%, 1/23/49(k)	54,000	41,908
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§	200,000	205,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§	400,000	398,784
KeyBank NA
5.000%, 1/26/33	358,000	348,048
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35(k)	250,000	263,407
Korea Development Bank (The)
4.500%, 2/15/29	200,000	200,090
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27	180,000	176,344
2.875%, 4/3/28(x)	90,000	87,150
3.875%, 5/15/28	100,000	99,572
3.875%, 6/15/28	60,000	59,786
4.000%, 3/15/29(x)	100,000	99,850
4.625%, 3/18/30(x)	100,000	102,331
0.750%, 9/30/30(x)	105,000	87,886
4.125%, 7/15/33	200,000	197,241
Landwirtschaftliche Rentenbank
1.750%, 7/27/26	75,000	72,771
0.875%, 9/3/30	100,000	84,152
Series 37
2.500%, 11/15/27	50,000	48,137
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)	200,000	201,499
(United States SOFR Compounded Index + 1.06%), 5.387%, 11/26/28(k)	200,000	199,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	200,000	200,993
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)	125,000	120,144
(SOFR + 1.61%), 5.385%, 1/16/36(k)	193,000	189,629
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	200,000	191,099
3.741%, 3/7/29	100,000	96,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	203,283
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)	600,000	597,724
4.018%, 3/5/28	200,000	197,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	700,000	656,803
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	200,000	205,591
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.531%, 1/14/28(k)	400,000	402,712
National Securities Clearing Corp.
5.000%, 5/30/28§	400,000	404,908
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)	400,000	406,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
5.076%, 1/27/30		$200,000	$200,818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)		50,000	50,882
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$400,000	402,130
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	75,421
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.102%, 7/23/27(k)		100,000	100,569
(SOFR + 0.98%), 2.307%, 4/23/32(k)		65,000	55,788
(SOFR + 1.93%), 5.068%, 1/24/34(k)		200,000	196,676
(SOFR + 1.60%), 5.401%, 7/23/35(k)		40,000	40,020
(SOFR + 1.39%), 5.575%, 1/29/36(k)		15,000	15,236
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35(k)		25,000	24,572
Royal Bank of Canada
1.400%, 11/2/26(x)		50,000	47,749
4.875%, 1/19/27		400,000	403,414
4.240%, 8/3/27		150,000	149,374
4.900%, 1/12/28(x)		325,000	328,387
5.000%, 2/1/33		250,000	247,960
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31(k)		95,000	95,624
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)		200,000	191,950
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	726,936
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	482,255
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§		300,000	310,273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	524,095
Standard Chartered plc
6.301%, 1/9/29§		600,000	621,480
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		600,000	595,244
1.402%, 9/17/26		200,000	191,304
3.364%, 7/12/27(x)		100,000	97,728
3.352%, 10/18/27		100,000	97,110
5.520%, 1/13/28		200,000	205,145
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	404,989
5.500%, 3/9/28§		300,000	307,388
Toronto-Dominion Bank (The)
1.250%, 9/10/26		50,000	47,752
3.200%, 3/10/32		200,000	177,648
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)		40,000	40,126
(SOFR + 1.62%), 5.435%, 1/24/30(k)		110,000	112,029
(SOFR + 1.85%), 5.122%, 1/26/34(k)		150,000	146,671
(SOFR + 1.92%), 5.711%, 1/24/35(k)		200,000	203,488
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)		50,000	49,935
(SOFR + 2.02%), 5.775%, 6/12/29(k)		100,000	102,881
1.375%, 7/22/30(x)		200,000	168,304
Series V
2.375%, 7/22/26		150,000	146,430
Wells Fargo & Co.
3.000%, 4/22/26		50,000	49,310
3.000%, 10/23/26		100,000	97,786
(CME Term SOFR 3 Month + 1.43%),
3.196%, 6/17/27(k)		400,000	393,317
4.300%, 7/22/27		100,000	99,349
(CME Term SOFR 3 Month + 1.57%),
3.584%, 5/22/28(k)		75,000	73,395
4.150%, 1/24/29(x)		200,000	196,729
(SOFR + 1.79%), 6.303%, 10/23/29(k)		175,000	183,949
(SOFR + 1.50%), 5.198%, 1/23/30(k)		55,000	55,945
(SOFR + 1.11%), 5.244%, 1/24/31(k)		135,000	136,900
(CME Term SOFR 3 Month + 1.26%),
2.572%, 2/11/31(k)		435,000	390,985
(SOFR + 1.50%), 3.350%, 3/2/33(k)		700,000	626,766
(SOFR + 2.06%), 6.491%, 10/23/34(k)		21,000	22,573
(SOFR + 1.38%), 5.211%, 12/3/35(k)		331,000	328,252
(CME Term SOFR 3 Month + 4.50%),
5.013%, 4/4/51(k)		57,000	51,082
(SOFR + 2.13%), 4.611%, 4/25/53(k)		31,000	26,175
Wells Fargo Bank NA
5.550%, 8/1/25		200,000	200,452
5.450%, 8/7/26		200,000	202,703
(SOFR + 1.07%), 5.441%, 12/11/26(k)		400,000	404,414
Westpac Banking Corp.
1.150%, 6/3/26		50,000	48,212
2.700%, 8/19/26		75,000	73,423
5.050%, 4/16/29(x)		200,000	204,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Zions Bancorp NA
(SOFR + 2.83%), 6.816%, 11/19/35(k)	$250,000	$254,240

		50,191,952

Capital Markets (2.3%)
Apollo Debt Solutions BDC
6.700%, 7/29/31	265,000	272,596
Ares Capital Corp.
2.875%, 6/15/27	100,000	95,429
Ares Strategic Income Fund
5.700%, 3/15/28§	485,000	485,046
Bain Capital Specialty Finance, Inc.
5.950%, 3/15/30	35,000	34,355
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	73,180
(SOFR + 1.15%), 3.992%, 6/13/28(k)	50,000	49,475
(SOFR + 1.09%), 4.975%, 3/14/30(k)(x)	50,000	50,541
Series J
1.900%, 1/25/29	50,000	45,478
(SOFR + 1.61%), 4.967%, 4/26/34(k)	125,000	123,387
BGC Group, Inc.
6.150%, 4/2/30§	400,000	398,450
Blackrock, Inc.
3.250%, 4/30/29	15,000	14,353
4.750%, 5/25/33	65,000	64,736
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	47,789
6.250%, 1/25/31	10,000	10,154
6.000%, 11/22/34§	50,000	48,066
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	48,732
2.875%, 6/11/28(x)	314,000	287,696
5.950%, 3/15/29	49,000	49,032
Blue Owl Credit Income Corp.
3.125%, 9/23/26	119,000	114,877
7.950%, 6/13/28	100,000	105,976
Blue Owl Technology Finance Corp.
6.100%, 3/15/28§	41,000	40,868
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	49,090
2.724%, 4/15/31	80,000	70,643
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	568,249
Charles Schwab Corp. (The)
3.300%, 4/1/27	30,000	29,381
2.300%, 5/13/31	50,000	43,536
(SOFR + 2.01%), 6.136%, 8/24/34(k)	200,000	212,230
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	686,547
(SOFR + 1.59%), 5.706%, 2/8/28(k)	150,000	152,094
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	156,649
FactSet Research Systems, Inc.
3.450%, 3/1/32	47,000	42,033
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	45,450
Goldman Sachs Group, Inc. (The)
(SOFR + 1.07%), 5.451%, 8/10/26(k)	200,000	200,135
(SOFR + 1.08%), 5.798%, 8/10/26(k)	300,000	301,126
3.500%, 11/16/26	65,000	64,011
(SOFR + 0.82%), 1.542%, 9/10/27(k)	300,000	286,760
(SOFR + 0.91%), 1.948%, 10/21/27(k)	310,000	296,912
(CME Term SOFR 3 Month + 2.01%),
6.311%, 10/28/27(k)	600,000	607,381
(CME Term SOFR 3 Month + 1.77%),
3.691%, 6/5/28(k)	65,000	63,719
(SOFR + 1.73%), 4.482%, 8/23/28(k)(x)	48,000	47,851
(SOFR + 1.77%),
6.484%, 10/24/29(k)	200,000	210,856
(SOFR + 1.27%), 5.727%, 4/25/30(k)	500,000	515,430
(SOFR + 1.21%),
5.049%, 7/23/30(k)(x)	450,000	453,224
(SOFR + 1.09%), 1.992%, 1/27/32(k)	236,000	199,735
(SOFR + 1.25%), 2.383%, 7/21/32(k)	252,000	215,452
(SOFR + 1.26%), 2.650%, 10/21/32(k)	550,000	473,675
(SOFR + 1.95%), 6.561%, 10/24/34(k)	100,000	109,040
(SOFR + 1.55%), 5.330%, 7/23/35(k)	566,000	560,212
(SOFR + 1.42%), 5.016%, 10/23/35(k)	80,000	77,600
(SOFR + 1.47%), 2.908%, 7/21/42(k)	74,000	51,880
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	14,429
HPS Corporate Lending Fund
5.450%, 1/14/28§	50,000	49,737
Intercontinental Exchange, Inc.
5.250%, 6/15/31	30,000	30,651
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	84,393
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	2,000
Series 1
0.000%, 12/30/16(h)	10,200,000	3,825
LPL Holdings, Inc.
5.200%, 3/15/30	500,000	501,819
Moody’s Corp.
2.000%, 8/19/31(x)	100,000	84,853
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	800,000	800,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 7/27/26	$125,000	$122,811
(SOFR + 0.88%), 1.593%, 5/4/27(k)	95,000	91,977
+ 1.34%), 3.591%, 7/22/28(k)	100,000	97,477
(SOFR + 2.24%), 6.296%, 10/18/28(k)	598,000	621,685
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	25,000	24,384
(SOFR + 1.73%), 5.123%, 2/1/29(k)	400,000	405,273
(SOFR + 1.63%), 5.449%, 7/20/29(k)	515,000	525,088
(SOFR + 1.45%), 5.173%, 1/16/30(k)	50,000	50,588
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	150,000	147,796
(SOFR + 1.26%), 5.656%, 4/18/30(k)	171,000	175,832
(SOFR + 1.22%), 5.042%, 7/19/30(k)	657,000	661,566
(SOFR + 1.10%), 4.654%, 10/18/30(k)	200,000	197,874
(SOFR + 1.14%), 2.699%, 1/22/31(k)	200,000	181,114
(SOFR + 1.03%), 1.794%, 2/13/32(k)	551,000	461,811
(SOFR + 1.18%), 2.239%, 7/21/32(k)	296,000	251,109
(SOFR + 1.20%), 2.511%, 10/20/32(k)	75,000	64,038
(SOFR + 2.56%), 6.342%, 10/18/33(k)	95,000	101,350
(SOFR + 1.73%), 5.466%, 1/18/35(k)	150,000	150,884
(SOFR + 1.56%), 5.320%, 7/19/35(k)	808,000	806,272
(SOFR + 1.42%), 5.587%, 1/18/36(k)	65,000	66,187
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	123,935
Nasdaq, Inc.
3.850%, 6/30/26	100,000	99,179
5.350%, 6/28/28	177,000	180,891
Nomura Holdings, Inc.
5.709%, 1/9/26	500,000	503,355
5.783%, 7/3/34	200,000	204,451
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,783
3.150%, 5/3/29	25,000	23,782
S&P Global, Inc.
1.250%, 8/15/30	25,000	21,138
5.250%, 9/15/33	65,000	66,330
Sixth Street Lending Partners
6.125%, 7/15/30§	10,000	10,061
UBS Group AG
4.550%, 4/17/26	250,000	250,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§	300,000	302,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§	400,000	410,697
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§	400,000	414,425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§	500,000	511,006

		19,184,385

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	950,000	917,413
4.950%, 9/10/34	165,000	157,974
Ally Financial, Inc.
5.800%, 5/1/25	450,000	450,271
2.200%, 11/2/28	700,000	634,510
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)	400,000	396,883
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)	400,000	403,796
3.300%, 5/3/27	265,000	259,406
(SOFR + 0.93%), 5.043%, 7/26/28(k)	15,000	15,157
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)	15,000	15,124
American Honda Finance Corp.
5.000%, 5/23/25	500,000	500,303
2.000%, 3/24/28	10,000	9,299
5.200%, 3/5/35	200,000	197,328
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	400,000	407,448
Capital One Financial Corp.
3.800%, 1/31/28	200,000	195,189
(SOFR + 1.91%), 5.700%, 2/1/30(k)	200,000	204,148
(SOFR + 2.04%), 6.183%, 1/30/36(k)	115,000	113,996
Caterpillar Financial Services Corp.
1.100%, 9/14/27	50,000	46,357
Discover Financial Services
4.100%, 2/9/27	40,000	39,582
Ford Motor Credit Co. LLC
5.125%, 6/16/25	700,000	699,370
5.800%, 3/5/27	400,000	401,680
6.798%, 11/7/28	200,000	205,892
5.800%, 3/8/29	100,000	98,876
General Motors Financial Co., Inc.
5.400%, 4/6/26	60,000	60,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
(United States SOFR Compounded Index + 1.35%), 5.736%, 5/8/27(k)		$400,000	$401,541
5.800%, 6/23/28		100,000	101,973
4.300%, 4/6/29		50,000	48,124
3.600%, 6/21/30		50,000	45,669
5.750%, 2/8/31		30,000	30,229
5.600%, 6/18/31		30,000	29,964
5.450%, 9/6/34		132,000	126,420
John Deere Capital Corp.
4.750%, 6/8/26		200,000	201,064
1.050%, 6/17/26(x)		50,000	48,130
3.350%, 4/18/29		200,000	192,353
4.400%, 9/8/31		52,000	51,308
3.900%, 6/7/32		10,000	9,462
Synchrony Financial
3.700%, 8/4/26		50,000	49,045
3.950%, 12/1/27		34,000	33,129
5.150%, 3/19/29		105,000	104,326
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)		417,000	421,780
(SOFR + 1.68%), 5.450%, 3/6/31(k)		228,000	226,212
2.875%, 10/28/31(x)		585,000	494,843
7.250%, 2/2/33		121,000	124,196
Toyota Motor Credit Corp.
1.125%, 6/18/26		35,000	33,671
3.200%, 1/11/27		100,000	97,822
4.625%, 1/12/28		65,000	65,324
1.900%, 4/6/28		100,000	92,820
4.550%, 8/9/29		400,000	398,870
5.100%, 3/21/31		100,000	101,230

			9,959,730

Financial Services (0.5%)
AT&T Reign II Multi- Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		220,000	222,005
Block Financial LLC
2.500%, 7/15/28		10,000	9,235
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	183,998
Essent Group Ltd.
6.250%, 7/1/29		400,000	411,148
Fiserv, Inc.
3.500%, 7/1/29		245,000	233,010
5.450%, 3/15/34		400,000	404,251
Global Payments, Inc.
3.200%, 8/15/29(x)		100,000	93,594
2.900%, 11/15/31(x)		106,000	92,588
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	402,218
Mastercard, Inc.
2.950%, 11/21/26		50,000	49,020
2.000%, 11/18/31		100,000	84,900
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26		50,000	47,974
4.800%, 3/15/28		15,000	15,139
5.000%, 8/15/34		200,000	197,429
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	410,527
Nexi SpA
2.125%, 4/30/29(m)	EUR	400,000	406,028
ORIX Corp.
4.650%, 9/10/29		$50,000	49,858
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	97,486
3.900%, 6/1/27		20,000	19,791
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—
Shell International Finance BV
2.875%, 5/10/26		$50,000	49,257
2.500%, 9/12/26		50,000	48,818
Visa, Inc.
0.750%, 8/15/27		45,000	41,529
2.050%, 4/15/30		65,000	58,316
Voya Financial, Inc.
3.650%, 6/15/26		50,000	49,493

			3,677,612

Insurance (0.8%)
American International Group, Inc.
4.375%, 6/30/50		38,000	31,380
Aon Corp.
4.500%, 12/15/28		25,000	24,895
2.050%, 8/23/31		100,000	84,706
Aon North America, Inc.
5.150%, 3/1/29		450,000	456,348
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	399,203
Assurant, Inc.
2.650%, 1/15/32		50,000	42,182
Athene Global Funding
5.684%, 2/23/26§		400,000	404,012
5.349%, 7/9/27§		400,000	404,729
5.322%, 11/13/31§		500,000	499,445
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	48,307
1.450%, 10/15/30		40,000	34,263
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	48,816
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	32,755
Chubb INA Holdings LLC
3.350%, 5/3/26		75,000	74,162
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,378
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,549
Globe Life, Inc.
2.150%, 8/15/30		50,000	43,291
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,851
Kemper Corp.
2.400%, 9/30/30		25,000	21,591
Lincoln National Corp.
3.400%, 3/1/32		50,000	44,632
Loews Corp.
3.750%, 4/1/26		50,000	49,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Markel Group, Inc.
3.500%, 11/1/27		$25,000	$24,381
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	9,952
4.650%, 3/15/30		220,000	220,082
5.400%, 9/15/33		100,000	102,641
4.200%, 3/1/48		77,000	62,953
2.900%, 12/15/51		15,000	9,344
MassMutual Global Funding II
(SOFR + 0.98%), 5.362%, 7/10/26(k)§		400,000	403,138
4.450%, 3/27/28§		200,000	200,110
MetLife, Inc.
4.550%, 3/23/30		200,000	199,791
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	404,648
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	308,493
4.500%, 8/28/29§		400,000	396,977
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	399,902
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,621
Protective Life Global Funding
5.209%, 4/14/26§		300,000	302,064
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	67,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	190,000
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,675
3.150%, 6/15/30		20,000	18,404
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	47,531

			6,223,498

Total Financials			89,237,177

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	65,580
4.800%, 3/15/29		60,000	60,632
5.050%, 3/15/34		75,000	75,294
4.550%, 3/15/35		100,000	96,233
Amgen, Inc.
5.150%, 3/2/28		50,000	50,839
2.450%, 2/21/30		200,000	180,127
5.250%, 3/2/33		195,000	197,054
2.770%, 9/1/53		17,000	9,994
4.400%, 2/22/62		184,000	143,092
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	765,665

			1,644,510

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26		28,000	27,862
Baxter International, Inc.
1.915%, 2/1/27		100,000	95,282
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,416
4.693%, 2/13/28		40,000	40,089
2.823%, 5/20/30		35,000	31,907
Solventum Corp.
6.000%, 5/15/64		80,000	78,090
Stryker Corp.
1.950%, 6/15/30		200,000	175,103
3.375%, 9/11/32	EUR	100,000	107,270
3.625%, 9/11/36		200,000	210,914
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35		$25,000	25,272

			824,205

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.
3.410%, 6/15/27		75,000	73,299
Cencora, Inc.
3.450%, 12/15/27		50,000	48,588
Centene Corp.
4.625%, 12/15/29(x)		700,000	670,572
Cigna Group (The)
4.375%, 10/15/28		340,000	337,129
5.000%, 5/15/29(x)		450,000	455,368
CommonSpirit Health
5.318%, 12/1/34		600,000	593,010
CVS Health Corp.
1.300%, 8/21/27		65,000	59,930
4.300%, 3/25/28		55,000	54,234
5.000%, 1/30/29		20,000	20,079
3.250%, 8/15/29		200,000	186,465
5.125%, 7/20/45		113,000	98,367
Elevance Health, Inc.
3.650%, 12/1/27		200,000	196,080
4.950%, 11/1/31		400,000	401,091
3.600%, 3/15/51		123,000	86,511
HCA, Inc.
7.690%, 6/15/25		117,000	117,713
5.250%, 6/15/26		25,000	25,073
4.500%, 2/15/27		20,000	19,918
4.125%, 6/15/29		20,000	19,398
5.450%, 4/1/31		1,576,000	1,598,886
2.375%, 7/15/31		100,000	84,857
3.625%, 3/15/32		200,000	179,937
6.100%, 4/1/64		13,000	12,439
Humana, Inc.
1.350%, 2/3/27		25,000	23,541
3.700%, 3/23/29		20,000	19,169
McKesson Corp.
1.300%, 8/15/26		40,000	38,356
5.100%, 7/15/33		150,000	151,335
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	29,648
4.625%, 12/15/29		400,000	397,669
UnitedHealth Group, Inc.
1.150%, 5/15/26		100,000	96,446
3.450%, 1/15/27		50,000	49,287
2.950%, 10/15/27		100,000	96,793
5.250%, 2/15/28		35,000	35,834
4.250%, 1/15/29		600,000	596,132
4.700%, 4/15/29		30,000	30,204
3.750%, 10/15/47		19,000	14,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 5/15/60	$118,000	$70,854
Universal Health Services, Inc.
5.050%, 10/15/34	35,000	32,989

		7,021,352

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	58,704
Revvity, Inc.
3.300%, 9/15/29	15,000	14,012
2.250%, 9/15/31	35,000	29,449
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,225
1.750%, 10/15/28	35,000	32,009

		154,399

Pharmaceuticals (0.4%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	65,878
AstraZeneca plc
3.125%, 6/12/27	75,000	73,291
1.375%, 8/6/30	200,000	169,785
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	596,384
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	305,253
6.500%, 11/21/33§	100,000	104,624
Bristol-Myers Squibb Co.
3.200%, 6/15/26	25,000	24,691
3.900%, 2/20/28	50,000	49,509
4.900%, 2/22/29	45,000	45,843
3.400%, 7/26/29	62,000	59,368
5.750%, 2/1/31	100,000	105,469
5.200%, 2/22/34	100,000	101,161
Eli Lilly & Co.
3.375%, 3/15/29	13,000	12,548
4.700%, 2/9/34	100,000	98,613
4.600%, 8/14/34	70,000	68,516
5.100%, 2/12/35	50,000	50,782
Johnson & Johnson
5.000%, 3/1/35	100,000	101,234
Merck & Co., Inc.
3.400%, 3/7/29	100,000	96,454
Novartis Capital Corp.
4.200%, 9/18/34	50,000	47,694
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	80,110
4.450%, 5/19/28	200,000	200,124
4.750%, 5/19/33	105,000	103,431
Pfizer, Inc.
2.750%, 6/3/26	50,000	49,144
3.600%, 9/15/28	25,000	24,496
4.000%, 12/15/36	37,000	33,462
4.000%, 3/15/49	76,000	59,426
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	405,601
Sanofi SA
3.625%, 6/19/28	25,000	24,502
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	49,073
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	175,892
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	31,000	30,515
Viatris, Inc.
2.700%, 6/22/30	200,000	174,103
Zoetis, Inc.
3.000%, 9/12/27	50,000	48,268
2.000%, 5/15/30	50,000	43,899

		3,679,143

Total Health Care		13,323,609

Industrials (1.5%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	391,354
2.700%, 2/1/27	475,000	457,329
5.040%, 5/1/27	100,000	100,431
3.450%, 11/1/28(x)	425,000	404,471
5.150%, 5/1/30	100,000	100,426
6.528%, 5/1/34	9,000	9,608
5.930%, 5/1/60	320,000	300,091
7.008%, 5/1/64	59,000	63,678
General Dynamics Corp.
3.625%, 4/1/30	200,000	191,714
HEICO Corp.
5.250%, 8/1/28	300,000	304,610
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	398,603
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	637,791
L3Harris Technologies, Inc.
5.250%, 6/1/31	143,000	145,342
Lockheed Martin Corp.
4.450%, 5/15/28	35,000	35,115
5.250%, 1/15/33	10,000	10,232
4.750%, 2/15/34	100,000	98,193
Northrop Grumman Corp.
4.030%, 10/15/47	45,000	35,645
4.950%, 3/15/53	139,000	124,977
5.200%, 6/1/54	53,000	49,377
Rolls-Royce plc
5.750%, 10/15/27§	500,000	511,265
RTX Corp.
3.125%, 5/4/27	100,000	97,361
6.700%, 8/1/28	466,000	495,397
4.125%, 11/16/28	200,000	197,116
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	500,000	480,000

		5,640,126

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	412,556
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	48,533
5.150%, 5/22/34	40,000	40,500

		501,589

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	228,222
CRH America Finance, Inc.
5.500%, 1/9/35	50,000	50,354
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	46,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson Controls International plc
2.000%, 9/16/31	$30,000	$25,201
Masco Corp.
2.000%, 10/1/30	25,000	21,486
Owens Corning
3.950%, 8/15/29	100,000	96,675

		468,663

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	98,617
RELX Capital, Inc.
4.750%, 5/20/32	20,000	19,684
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,612
Waste Management, Inc.
3.150%, 11/15/27	50,000	48,526
4.150%, 4/15/32	50,000	48,066

		229,505

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	23,503
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	129,146

		152,649

Ground Transportation (0.1%)
Burlington Northern Santa Fe LLC
3.900%, 8/1/46	50,000	39,565
3.050%, 2/15/51	106,000	69,593
3.300%, 9/15/51	43,000	29,562
Canadian National Railway Co.
4.375%, 9/18/34(x)	20,000	18,930
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,659
5.200%, 3/30/35	100,000	99,811
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	34,383
3.800%, 8/1/28	25,000	24,476
2.300%, 5/15/31	25,000	21,789
4.100%, 5/15/49	94,000	73,872
Penske Truck Leasing Co. LP
5.350%, 3/30/29(x)§	400,000	408,156
Ryder System, Inc.
4.950%, 9/1/29	100,000	100,460
Uber Technologies, Inc.
5.350%, 9/15/54	21,000	19,596
Union Pacific Corp.
2.375%, 5/20/31	10,000	8,836
2.973%, 9/16/62	84,000	48,604
3.750%, 2/5/70	42,000	28,529
3.799%, 4/6/71	22,000	15,080
3.850%, 2/14/72	14,000	9,728

		1,068,629

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	72,141
Honeywell International, Inc.
4.875%, 9/1/29	150,000	152,303

		224,444

Machinery (0.2%)
Caterpillar, Inc.
3.250%, 9/19/49	157,000	109,767
CNH Industrial Capital LLC
3.950%, 5/23/25	308,000	307,554
4.500%, 10/8/27	50,000	49,692
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	401,940
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,803
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	257,124
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	98,049
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	597,712
5.611%, 3/11/34	15,000	15,331

		1,885,972

Passenger Airlines (0.0%)†
American Airlines Pass- Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25	163,038	162,027
Southwest Airlines Co.
5.125%, 6/15/27	50,000	50,352

		212,379

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	18,499
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	87,613
Equifax, Inc.
5.100%, 6/1/28	100,000	101,124
4.800%, 9/15/29	400,000	399,182
TR Finance LLC
3.350%, 5/15/26	30,000	29,558
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,494

		660,470

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.750%, 6/1/26	100,000	98,806
5.300%, 2/1/28	100,000	101,546
3.000%, 2/1/30	50,000	45,766
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	676,053
5.375%, 7/15/29§	200,000	200,991
GATX Corp.
3.250%, 9/15/26	50,000	49,011

		1,172,173

Total Industrials		12,216,599

Information Technology (1.7%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	48,848
4.850%, 2/26/29	25,000	25,399
5.050%, 2/26/34	100,000	101,020
Juniper Networks, Inc.
2.000%, 12/10/30	19,000	16,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Motorola Solutions, Inc.
4.600%, 2/23/28	$50,000	$50,112
2.750%, 5/24/31	62,000	54,599

		296,073

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	48,544
Amphenol Corp.
2.200%, 9/15/31	60,000	51,249
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	401,779
CDW LLC
2.670%, 12/1/26	70,000	67,551
5.100%, 3/1/30	400,000	398,715
Jabil, Inc.
3.950%, 1/12/28	100,000	97,798
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	74,881

		1,140,517

IT Services (0.1%)
DXC Technology Co.
1.800%, 9/15/26	50,000	47,787
Gartner, Inc.
3.750%, 10/1/30§	627,000	578,534
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	97,922
International Business Machines Corp.
3.500%, 5/15/29	200,000	191,664
VeriSign, Inc.
5.250%, 6/1/32	35,000	35,234

		951,141

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
4.393%, 6/1/52	16,000	13,472
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,525
Applied Materials, Inc.
1.750%, 6/1/30	30,000	26,156
Broadcom Corp.
3.875%, 1/15/27	100,000	98,817
Broadcom, Inc.
3.459%, 9/15/26	26,000	25,626
4.110%, 9/15/28(x)	106,000	104,273
4.750%, 4/15/29	100,000	100,198
5.050%, 7/12/29	220,000	222,718
5.150%, 11/15/31	309,000	313,042
4.550%, 2/15/32	56,000	54,470
5.200%, 4/15/32	102,000	103,274
3.469%, 4/15/34§	787,000	690,374
4.800%, 10/15/34	220,000	213,317
3.137%, 11/15/35§	239,000	198,189
3.187%, 11/15/36§	400,000	326,076
4.926%, 5/15/37§	412,000	394,979
Foundry JV Holdco LLC
6.150%, 1/25/32§	200,000	207,142
Intel Corp.
3.750%, 8/5/27	100,000	97,844
2.450%, 11/15/29	20,000	17,879
5.125%, 2/10/30	400,000	402,547
4.150%, 8/5/32(x)	100,000	92,417
5.200%, 2/10/33	200,000	196,649
3.050%, 8/12/51	55,000	32,194
3.100%, 2/15/60	67,000	36,747
3.200%, 8/12/61	18,000	10,083
KLA Corp.
5.650%, 11/1/34	18,000	18,691
Lam Research Corp.
4.000%, 3/15/29	30,000	29,471
3.125%, 6/15/60	26,000	16,091
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,788
5.375%, 4/15/28	100,000	101,568
NVIDIA Corp.
2.000%, 6/15/31	50,000	43,492
3.700%, 4/1/60	38,000	28,165
NXP BV
3.875%, 6/18/26	800,000	793,144
4.400%, 6/1/27	40,000	39,826
2.500%, 5/11/31	102,000	88,767
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	73,488
2.150%, 5/20/30	100,000	89,494
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	27,408
4.900%, 3/14/33	50,000	50,467
2.700%, 9/15/51	19,000	11,588
4.100%, 8/16/52	28,000	22,378
5.000%, 3/14/53	11,000	10,201

		5,472,035

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35	100,000	102,298
AppLovin Corp.
5.125%, 12/1/29	76,000	75,959
5.375%, 12/1/31	479,000	479,330
5.500%, 12/1/34	178,000	177,893
5.950%, 12/1/54	241,000	235,402
Microsoft Corp.
2.400%, 8/8/26	100,000	97,769
3.300%, 2/6/27	100,000	98,740
3.400%, 6/15/27	10,000	9,849
1.350%, 9/15/30	35,000	30,180
2.921%, 3/17/52	45,000	30,016
Open Text Corp.
6.900%, 12/1/27§	700,000	721,875
Oracle Corp.
2.650%, 7/15/26	45,000	43,919
2.300%, 3/25/28	70,000	65,625
4.500%, 5/6/28	35,000	34,956
4.200%, 9/27/29	400,000	391,814
6.150%, 11/9/29	300,000	317,035
2.875%, 3/25/31	250,000	223,163
4.700%, 9/27/34	50,000	47,503
3.600%, 4/1/50	283,000	195,565
3.950%, 3/25/51	18,000	13,115
4.375%, 5/15/55	456,000	351,103
6.000%, 8/3/55	126,000	124,767
5.500%, 9/27/64	22,000	19,881
6.125%, 8/3/65	538,000	533,274
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,641
1.750%, 2/15/31	200,000	167,991
Salesforce, Inc.
1.500%, 7/15/28	35,000	32,011
1.950%, 7/15/31	40,000	34,344
Synopsys, Inc.
5.000%, 4/1/32	500,000	500,621
VMware LLC
1.400%, 8/15/26	20,000	19,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 8/21/27	$100,000	$98,208
1.800%, 8/15/28	25,000	22,724

		5,325,719

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
3.350%, 2/9/27	50,000	49,330
2.900%, 9/12/27(x)	150,000	145,658
1.650%, 5/11/30	90,000	78,852
1.650%, 2/8/31	100,000	86,159
Dell International LLC
6.020%, 6/15/26	100,000	101,266
5.500%, 4/1/35	100,000	99,742
3.375%, 12/15/41	14,000	10,293
3.450%, 12/15/51	36,000	24,205
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	50,000	50,853
6.350%, 10/15/45(e)	52,000	53,040
HP, Inc.
1.450%, 6/17/26	50,000	48,141
Western Digital Corp.
2.850%, 2/1/29	30,000	27,075

		774,614

Total Information Technology		13,960,099

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	50,000	50,341
4.800%, 3/3/33	50,000	49,693
Dow Chemical Co. (The)
5.150%, 2/15/34(x)	100,000	98,291
Ecolab, Inc.
1.650%, 2/1/27	100,000	95,391
2.125%, 8/15/50	64,000	34,569
Kraton Corp.
5.000%, 7/15/27§	400,000	403,560
LYB International Finance III LLC
5.625%, 5/15/33	200,000	202,675
PPG Industries, Inc.
2.800%, 8/15/29	100,000	92,525
RPM International, Inc.
4.550%, 3/1/29	25,000	24,786
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	73,316
Westlake Corp.
3.375%, 6/15/30	30,000	27,904

		1,153,051

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	21,589
Series CB
2.500%, 3/15/30	35,000	31,425

		53,014

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	15,000	15,356
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	30,677
5.500%, 3/17/35§	20,000	19,964
Avery Dennison Corp.
5.750%, 3/15/33	50,000	51,080
Berry Global, Inc.
1.650%, 1/15/27	11,000	10,431
5.800%, 6/15/31	100,000	103,610
5.650%, 1/15/34	40,000	40,349
Packaging Corp. of America
3.400%, 12/15/27	35,000	33,976
Sonoco Products Co.
5.000%, 9/1/34(x)	30,000	28,633
WRKCo., Inc.
4.000%, 3/15/28	50,000	48,999

		383,075

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	225,000	230,625
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	195,171
Glencore Funding LLC
4.907%, 4/1/28§	45,000	45,156
2.850%, 4/27/31§	104,000	91,505
2.625%, 9/23/31§	102,000	87,553
Kinross Gold Corp.
6.250%, 7/15/33	100,000	104,923
Nucor Corp.
4.300%, 5/23/27	50,000	49,815
Reliance, Inc.
2.150%, 8/15/30	600,000	520,652
Rio Tinto Finance USA plc
5.250%, 3/14/35	35,000	35,100
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	92,716
6.125%, 6/12/33	100,000	102,450
6.400%, 6/28/54	5,000	4,927

		1,560,593

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	89,965
Suzano International Finance BV
5.500%, 1/17/27	25,000	25,214

		115,179

Total Materials		3,264,912

Real Estate (0.9%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	51,079
GLP Capital LP (REIT)
5.375%, 4/15/26	15,000	15,027
5.750%, 6/1/28	10,000	10,178
Simon Property Group LP (REIT)
1.375%, 1/15/27	100,000	94,684
3.375%, 6/15/27	75,000	73,382
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	47,949

		292,299

Health Care REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	50,000	49,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	$65,000	$59,168
5.250%, 12/15/32	10,000	10,003
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	23,483
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	27,181

		169,404

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	400,000	392,943
Prologis LP (REIT)
3.250%, 6/30/26	30,000	29,584
2.250%, 1/15/32	50,000	42,414
4.625%, 1/15/33	100,000	97,510

		562,451

Office REITs (0.2%)
Boston Properties LP (REIT)
2.750%, 10/1/26	50,000	48,456
2.550%, 4/1/32	100,000	82,056
6.500%, 1/15/34(x)	100,000	105,111
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	282,678
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	584,581
Kilroy Realty LP (REIT)
4.375%, 10/1/25(x)	500,000	499,570
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	21,851

		1,624,303

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	409,461

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	31,659
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	45,313
3.300%, 6/1/29	15,000	14,223
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,809
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,266
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,737
5.500%, 8/15/33	200,000	200,464
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	48,640
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	42,245
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	50,812
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	96,834

		578,002

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,781
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	46,431
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	10,023
2.100%, 3/15/28	50,000	46,460
4.850%, 3/15/30	30,000	30,015
5.625%, 10/13/32	100,000	102,981
4.900%, 7/15/33	100,000	97,907
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,211

		370,809

Specialized REITs (0.4%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	310,213
2.300%, 9/15/31	20,000	17,020
5.650%, 3/15/33	200,000	205,865
5.350%, 3/15/35	50,000	49,869
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	493,490
2.900%, 3/15/27	30,000	28,945
3.650%, 9/1/27	50,000	48,679
5.000%, 1/11/28	55,000	55,110
2.100%, 4/1/31	300,000	251,398
2.500%, 7/15/31	100,000	85,098
EPR Properties (REIT)
4.500%, 4/1/25	500,000	499,847
3.600%, 11/15/31	700,000	623,637
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	18,796
3.200%, 11/18/29	25,000	23,286
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,555
5.500%, 7/1/30	100,000	102,393
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	102,029
3.385%, 5/1/29	15,000	14,333
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	100,092

		3,054,655

Total Real Estate		7,061,384

Utilities (3.8%)
Electric Utilities (3.0%)
AEP Texas, Inc.
4.700%, 5/15/32	240,000	232,725
3.800%, 10/1/47	26,000	18,718
3.450%, 5/15/51	67,000	45,253
Series H
3.450%, 1/15/50	14,000	9,583
Series I
2.100%, 7/1/30	12,000	10,460
AEP Transmission Co. LLC
3.750%, 12/1/47	50,000	37,541
3.150%, 9/15/49	224,000	148,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Alabama Power Co.
6.125%, 5/15/38	$22,000	$23,540
3.750%, 3/1/45	67,000	51,784
Series 20-A
1.450%, 9/15/30	50,000	42,301
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,170
5.200%, 1/15/29	65,000	65,908
2.300%, 3/1/30	25,000	22,128
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	617,392
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	34,376
3.200%, 9/15/49	14,000	9,217
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35	6,000	5,923
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53	39,000	41,630
DTE Electric Co. Series A
1.900%, 4/1/28	65,000	60,578
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	22,919
2.550%, 4/15/31	50,000	44,256
3.700%, 12/1/47	156,000	115,986
3.950%, 3/15/48	27,000	20,717
3.200%, 8/15/49	93,000	62,093
3.450%, 4/15/51	227,000	157,843
3.550%, 3/15/52	68,000	47,540
Duke Energy Corp.
2.650%, 9/1/26	75,000	72,997
3.400%, 6/15/29	30,000	28,437
2.550%, 6/15/31	25,000	21,777
3.950%, 8/15/47	39,000	29,083
5.000%, 8/15/52	52,000	45,858
5.800%, 6/15/54	77,000	75,131
Duke Energy Florida LLC
1.750%, 6/15/30(x)	70,000	60,437
3.400%, 10/1/46	139,000	98,496
3.000%, 12/15/51	162,000	101,849
Duke Energy Ohio, Inc.
5.550%, 3/15/54	32,000	30,962
Duke Energy Progress LLC
3.450%, 3/15/29	70,000	67,311
5.050%, 3/15/35	45,000	44,641
3.700%, 10/15/46	13,000	9,657
2.500%, 8/15/50	397,000	230,155
2.900%, 8/15/51	26,000	16,199
5.350%, 3/15/53	192,000	180,819
5.550%, 3/15/55	55,000	53,584
Edison International
4.125%, 3/15/28	57,000	54,748
5.250%, 11/15/28	38,000	37,470
5.450%, 6/15/29	10,000	9,855
6.950%, 11/15/29	600,000	622,682
6.250%, 3/15/30	30,000	30,364
Emera US Finance LP
3.550%, 6/15/26	50,000	49,245
Enel Finance International NV
2.500%, 7/12/31(e)§	600,000	513,883
5.000%, 6/15/32§	600,000	588,427
Entergy Louisiana LLC
5.350%, 3/15/34	100,000	100,736
EPH Financing International A/S
6.651%, 11/13/28(m)	EUR 400,000	465,184
Eversource Energy
5.500%, 1/1/34	$100,000	100,118
Series M
3.300%, 1/15/28(x)	150,000	144,932
Exelon Corp.
4.050%, 4/15/30	200,000	193,646
FirstEnergy Corp.
Series B
3.900%, 7/15/27(e)(x)	583,000	572,540
Series C
4.850%, 7/15/47(e)	82,000	69,708
3.400%, 3/1/50	746,000	501,025
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	480,295
5.200%, 4/1/28§	200,000	202,671
FirstEnergy Transmission LLC
5.000%, 1/15/35	595,000	579,077
4.550%, 4/1/49§	432,000	362,896
Florida Power & Light Co.
5.050%, 4/1/28	300,000	305,565
4.800%, 5/15/33	100,000	98,975
3.950%, 3/1/48	26,000	20,454
3.990%, 3/1/49	129,000	101,777
3.150%, 10/1/49	125,000	84,674
2.875%, 12/4/51	236,000	147,892
5.800%, 3/15/65	137,000	138,907
Fortis, Inc.
3.055%, 10/4/26	75,000	73,302
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.136%, 5/8/25(k)	300,000	300,154
5.004%, 2/23/27	400,000	404,562
4.700%, 5/15/32	576,000	566,600
Series A
3.250%, 3/15/51	33,000	22,208
Series B
3.700%, 1/30/50	133,000	97,983
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	24,429
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	569,376
ITC Holdings Corp.
3.350%, 11/15/27	25,000	24,205
Jersey Central Power & Light Co.
5.100%, 1/15/35§	42,000	41,406
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54	5,000	4,909
MidAmerican Energy Co.
3.650%, 4/15/29	100,000	96,879
4.250%, 7/15/49	8,000	6,509
3.150%, 4/15/50	88,000	58,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	$25,000	$24,508
4.625%, 7/15/27	100,000	100,267
2.750%, 11/1/29	600,000	552,222
5.250%, 3/15/34	100,000	99,891
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	100,000	102,250
NRG Energy, Inc.
4.450%, 6/15/29§	199,000	192,531
7.000%, 3/15/33§	1,183,000	1,274,521
Ohio Power Co.
Series Q
1.625%, 1/15/31	354,000	294,877
Series R
2.900%, 10/1/51	73,000	44,578
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	186,694
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	25,000	24,302
Pacific Gas and Electric Co.
3.150%, 1/1/26	150,000	148,072
2.950%, 3/1/26	500,000	490,962
5.550%, 5/15/29	270,000	273,477
3.250%, 6/1/31	900,000	799,559
6.150%, 1/15/33	61,000	62,571
6.400%, 6/15/33	450,000	468,623
6.950%, 3/15/34	107,000	115,443
5.800%, 5/15/34	79,000	79,467
4.950%, 7/1/50	107,000	88,721
3.500%, 8/1/50	771,000	507,271
5.250%, 3/1/52	7,000	5,995
6.750%, 1/15/53	166,000	172,204
5.900%, 10/1/54	43,000	40,544
PacifiCorp
5.100%, 2/15/29	400,000	405,624
PECO Energy Co.
3.050%, 3/15/51	152,000	98,491
2.850%, 9/15/51	100,000	61,868
4.600%, 5/15/52	12,000	10,229
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	49,171
5.250%, 9/1/34	6,000	5,937
Public Service Electric & Gas Co.
3.200%, 5/15/29	100,000	95,007
Series Q
5.050%, 3/1/35	45,000	45,019
Southern California Edison Co.
5.300%, 3/1/28	600,000	606,385
5.150%, 6/1/29	81,000	81,405
2.850%, 8/1/29	40,000	36,639
2.250%, 6/1/30	73,000	63,558
2.750%, 2/1/32	237,000	201,203
5.625%, 2/1/36	111,000	109,234
Series 05-B
5.550%, 1/15/36	28,000	27,302
Series 06-E
5.550%, 1/15/37	36,000	34,836
Series G
2.500%, 6/1/31	50,000	42,855
Southern Co. (The)
3.250%, 7/1/26	100,000	98,409
5.113%, 8/1/27(e)	100,000	101,028
4.850%, 3/15/35	219,000	211,071
4.250%, 7/1/36	114,000	102,742
Series A
3.700%, 4/30/30	600,000	570,908
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39	400,000	395,989
System Energy Resources, Inc.
5.300%, 12/15/34	445,000	437,215
Union Electric Co.
2.950%, 3/15/30	250,000	230,844
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	85,952
5.050%, 8/15/34	40,000	39,468
2.450%, 12/15/50	130,000	72,855
5.450%, 4/1/53	17,000	16,109
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27	340,662	342,365
Vistra Operations Co. LLC
6.950%, 10/15/33§	203,000	218,155
6.000%, 4/15/34§	635,000	641,755
5.700%, 12/30/34§	619,000	612,003
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	72,330
Xcel Energy, Inc.
5.450%, 8/15/33	250,000	250,082

		24,633,353

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	30,939
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	50,000	50,890
4.400%, 7/1/32	20,000	19,084
5.400%, 7/1/34	50,000	50,196
National Fuel Gas Co.
3.950%, 9/15/27	50,000	48,958
2.950%, 3/1/31	700,000	617,985
ONE Gas, Inc.
5.100%, 4/1/29	8,000	8,145
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	145,000	126,040
Southern California Gas Co.
2.950%, 4/15/27	700,000	678,020
Series XX
2.550%, 2/1/30	200,000	180,939

		1,811,196

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28	100,000	101,659
Constellation Energy Generation LLC
5.600%, 3/1/28	330,000	338,556

		440,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.5%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		$400,000	$389,000
Ameren Corp.
5.000%, 1/15/29		400,000	403,036
CenterPoint Energy, Inc.
1.450%, 6/1/26		30,000	28,912
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,182
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,330
Dominion Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.625%, 5/15/55(k)		368,000	365,480
Series A
1.450%, 4/15/26		40,000	38,720
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54(k)		62,000	65,410
Series C
2.250%, 8/15/31		45,000	38,226
DTE Energy Co.
5.100%, 3/1/29		400,000	404,944
National Grid plc
5.602%, 6/12/28		300,000	307,019
5.418%, 1/11/34		100,000	100,430
NiSource, Inc.
3.490%, 5/15/27		17,000	16,639
5.400%, 6/30/33		7,000	6,993
5.350%, 4/1/34		100,000	99,817
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	405,937
6.125%, 10/15/33		200,000	209,812
San Diego Gas & Electric Co.
3.320%, 4/15/50		16,000	10,789
5.350%, 4/1/53		28,000	26,076
Series RRR
3.750%, 6/1/47		20,000	14,747
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	461,658
2.200%, 12/15/28		100,000	91,671

			3,559,828

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	86,395
Essential Utilities, Inc.
2.704%, 4/15/30(x)		200,000	180,904

			267,299

Total Utilities			30,711,891

Total Corporate Bonds			221,180,361

Foreign Government Securities (1.9%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	327,646
Canada Government Bond
4.000%, 3/18/30		100,000	99,727
Export Development Canada
3.875%, 2/14/28(x)		150,000	149,398
4.750%, 6/5/34		60,000	61,733
Federative Republic of Brazil
6.125%, 3/15/34		400,000	389,300
Hungary Government Bond
5.375%, 9/12/33(m)	EUR	6,000	6,757
Japan Bank for International Cooperation
2.375%, 4/20/26		$200,000	196,056
2.250%, 11/4/26		50,000	48,498
3.500%, 10/31/28		200,000	195,496
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	645,367
2.300%, 12/20/54		70,000,000	448,532
2.200%, 3/20/64		44,000,000	260,302
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	580,815
Kingdom of Saudi Arabia
3.625%, 3/4/28(m)		500,000	486,043
4.750%, 1/16/30§		400,000	398,152
Mex Bonos Desarr Fix Rt
8.500%, 3/1/29	MXN	470,000	22,706
7.750%, 11/13/42		249,800	10,032
8.000%, 11/7/47		478,000	19,285
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	112,266
5.100%, 6/18/50		77,594	72,000
5.250%, 9/10/60		5,000	4,560
Province of Alberta
1.300%, 7/22/30		250,000	221,531
Province of British Columbia
0.900%, 7/20/26		250,000	239,602
4.200%, 7/6/33		150,000	145,263
Province of Manitoba
4.900%, 5/31/34		60,000	60,900
Province of Ontario
3.100%, 5/19/27(x)		250,000	244,187
1.800%, 10/14/31		100,000	85,313
5.050%, 4/24/34		100,000	102,600
Province of Quebec
2.500%, 4/20/26		50,000	49,118
2.750%, 4/12/27		50,000	48,555
3.625%, 4/13/28(x)		100,000	98,508
4.500%, 4/3/29		250,000	251,904
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 35.196%, 4/12/25(k)(m)(r)	ARS	242,000	195
Republic of Indonesia
2.850%, 2/14/30		$200,000	182,450
5.600%, 1/15/35(x)		100,000	101,761
3.050%, 3/12/51		200,000	128,250
Republic of Korea
1.750%, 10/15/31		200,000	170,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Panama
3.298%, 1/19/33		$200,000	$155,500
4.500%, 4/1/56		200,000	121,788
Republic of Peru
2.783%, 1/23/31		70,000	61,407
6.950%, 8/12/31(m)	PEN	800,000	232,449
6.150%, 8/12/32§		1,300,000	354,950
3.000%, 1/15/34		$200,000	164,800
3.550%, 3/10/51		117,000	80,203
Republic of Philippines
2.457%, 5/5/30		200,000	180,000
5.250%, 5/14/34		100,000	100,625
3.200%, 7/6/46		200,000	139,750
Republic of Poland
5.500%, 11/16/27		25,000	25,663
4.625%, 3/18/29		200,000	199,748
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	677,434
Republic of South Africa
7.100%, 11/19/36§		$400,000	388,100
Romania Government Bond
6.625%, 9/27/29(m)	EUR	13,000	15,018
5.875%, 7/11/32§		2,000	2,146
2.000%, 4/14/33(m)		800,000	642,275
6.250%, 9/10/34(x)§		2,000	2,143
State of Israel Government Bond
5.500%, 3/12/34		$400,000	396,200
State of Qatar
5.103%, 4/23/48§		500,000	478,438
Titulos de Tesoreria
5.750%, 11/3/27	COP	242,800,000	52,599
6.000%, 4/28/28		224,400,000	47,596
7.750%, 9/18/30		413,800,000	85,217
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	1,472,989	1,645,246
United Mexican States
3.750%, 1/11/28		$200,000	193,825
5.000%, 5/7/29		200,000	197,825
3.250%, 4/16/30		200,000	180,525
3.500%, 2/12/34		254,000	208,280
6.350%, 2/9/35		434,000	434,651
6.875%, 5/13/37		938,000	960,043
4.500%, 1/31/50		400,000	287,800
6.338%, 5/4/53		200,000	181,300

Total Foreign Government Securities			15,559,292

Mortgage-Backed Securities (27.0%)
FHLMC
3.000%, 9/1/27		2,472	2,427
4.170%, 4/1/28		300,000	299,163
4.380%, 5/1/28		800,000	799,080
3.000%, 7/1/28		1,558	1,527
2.500%, 1/1/29		5,538	5,409
3.000%, 1/1/30		6,438	6,289
2.500%, 3/1/30		6,295	6,088
2.500%, 5/1/30		15,802	15,275
3.000%, 5/1/30		11,506	11,225
3.000%, 6/1/30		24,001	23,432
2.500%, 7/1/30		5,665	5,473
3.000%, 7/1/30		12,954	12,647
2.500%, 8/1/30		19,220	18,553
3.000%, 8/1/30		3,705	3,612
2.500%, 9/1/30		24,116	23,264
2.500%, 4/1/31		23,983	23,088
3.500%, 4/1/31		448	440
6.981%, 11/1/31(l)		406	412
3.000%, 10/1/32		1,895	1,831
3.000%, 11/1/32		2,735	2,643
3.000%, 12/1/32		1,933	1,869
5.500%, 2/1/35		3,142	3,247
4.500%, 2/1/39		7,069	7,008
4.500%, 12/1/39		3,099	3,069
4.000%, 8/1/40		3,471	3,339
4.000%, 9/1/40		7,753	7,480
4.000%, 4/1/41		156	151
4.500%, 5/1/41		14,044	13,889
5.500%, 6/1/41		13,326	13,853
5.000%, 11/1/41		29,229	29,629
3.500%, 4/1/42		27,805	26,035
3.500%, 8/1/42		21,520	20,127
3.500%, 10/1/42		1,271	1,197
3.000%, 3/1/43		18,983	17,182
3.500%, 6/1/43		12,293	11,440
3.500%, 7/1/43		3,246	3,031
4.500%, 9/1/43		25,589	25,201
4.500%, 11/1/43		4,673	4,602
4.500%, 12/1/43		18,426	18,201
3.500%, 1/1/44		6,530	6,089
4.000%, 4/1/44		14,216	13,643
3.500%, 6/1/44		4,904	4,585
4.000%, 7/1/44		3,580	3,436
3.000%, 1/1/45		940,858	842,494
3.000%, 7/1/45		500,561	446,794
3.500%, 9/1/45		2,450	2,277
4.000%, 9/1/45		17,070	16,355
4.000%, 12/1/45		6,933	6,632
3.000%, 12/1/46		115,337	102,873
3.500%, 3/1/47		27,029	25,008
4.500%, 4/1/47		46,217	45,397
4.500%, 5/1/47		16,685	16,279
4.500%, 7/1/47		59,189	57,756
3.500%, 10/1/47		35,552	32,949
3.500%, 12/1/47		30,944	28,669
3.500%, 1/1/48		10,796	9,969
4.500%, 7/1/48		140,732	137,313
4.500%, 8/1/48		248,926	242,551
5.000%, 11/1/48		6,138	6,143
4.500%, 4/1/49		26,914	26,209
3.000%, 4/1/50		1,133,645	985,067
FHLMC UMBS
3.500%, 1/1/34		28,846	28,100
3.500%, 5/1/35		104,356	101,828
2.000%, 9/1/35		48,277	44,008
2.000%, 1/1/36		99,740	91,295
2.000%, 2/1/36		82,024	74,874
2.000%, 3/1/36		19,387	17,691
1.500%, 4/1/36		213,580	189,817
1.500%, 5/1/36		41,921	37,227
2.000%, 5/1/36		114,642	104,828
2.000%, 3/1/37		282,519	257,506
2.000%, 4/1/37		36,024	32,782
3.000%, 9/1/37		3,870	3,611
3.000%, 6/1/38		75,264	70,598
2.500%, 3/1/41		1,837,965	1,621,750
2.000%, 3/1/42		56,122	47,528
4.000%, 1/1/45		223,641	214,766
4.000%, 9/1/45		223,697	215,013
3.500%, 3/1/46		97,050	90,307
3.500%, 9/1/46		31,543	28,989
4.000%, 7/1/47		47,648	45,208
3.500%, 1/1/48		20,727	18,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/1/48	$161,203	$153,974
4.000%, 6/1/48	4,455	4,235
4.000%, 8/1/48	42,745	40,729
4.500%, 1/1/49	40,601	39,323
4.000%, 5/1/49	4,965	4,698
3.500%, 1/1/50	23,201	21,207
4.000%, 3/1/50	71,864	67,801
3.500%, 6/1/50	60,564	55,262
4.000%, 6/1/50	79,265	74,785
2.500%, 7/1/50	37,696	31,819
3.000%, 7/1/50	16,192	14,319
4.000%, 7/1/50	79,556	75,099
1.500%, 8/1/50	69,210	52,471
2.000%, 8/1/50	21,757	17,555
2.500%, 8/1/50	3,493,905	2,952,456
3.000%, 8/1/50	953,783	840,530
2.000%, 9/1/50	58,380	46,631
3.000%, 9/1/50	278,733	247,428
1.500%, 10/1/50	175,332	132,598
2.000%, 11/1/50	40,808	32,991
2.500%, 2/1/51	293,499	249,392
2.000%, 3/1/51	427,787	341,157
2.000%, 4/1/51	153,440	124,094
2.000%, 5/1/51	73,849	59,656
2.500%, 5/1/51	859,323	726,426
3.000%, 6/1/51	1,446,091	1,261,083
2.000%, 7/1/51	280,642	227,757
3.000%, 7/1/51	91,348	80,403
2.000%, 9/1/51	99,727	80,185
2.000%, 10/1/51	281,512	225,296
3.000%, 10/1/51	89,837	78,680
2.500%, 11/1/51	749,653	633,268
2.000%, 12/1/51	205,703	166,285
2.500%, 12/1/51	363,539	306,747
2.000%, 1/1/52	1,099,955	889,346
2.500%, 1/1/52	943,994	795,536
2.000%, 2/1/52	29,353	23,473
3.000%, 2/1/52	67,134	59,070
3.000%, 3/1/52	2,987,913	2,622,455
3.500%, 4/1/52	263,185	237,187
4.000%, 6/1/52	27,568	25,984
5.000%, 6/1/52	3,044	3,011
4.500%, 7/1/52	84,150	80,632
5.000%, 7/1/52	50,982	50,691
3.000%, 8/1/52	83,034	72,852
4.000%, 8/1/52	685,573	639,156
4.500%, 8/1/52	23,400	22,422
5.000%, 8/1/52	122,745	121,430
5.000%, 9/1/52	36,913	36,348
4.000%, 10/1/52	185,434	172,879
5.000%, 10/1/52	14,406	14,248
6.000%, 10/1/52	26,693	27,325
5.000%, 11/1/52	40,489	40,030
5.000%, 12/1/52	181,831	179,598
5.000%, 1/1/53	53,245	52,508
5.500%, 1/1/53	86,258	86,881
6.000%, 1/1/53	73,850	75,345
5.000%, 2/1/53	23,715	23,424
6.000%, 2/1/53	44,515	45,375
5.500%, 3/1/53	113,353	114,285
6.000%, 3/1/53	25,989	26,491
6.000%, 4/1/53	42,126	43,136
5.000%, 5/1/53	454,387	446,253
5.500%, 5/1/53	249,680	251,733
6.000%, 5/1/53	152,333	155,989
5.000%, 6/1/53	328,031	322,056
6.000%, 6/1/53	91,344	93,536
5.500%, 8/1/53	22,058	22,087
5.000%, 9/1/53	205,726	201,869
6.500%, 11/1/53	43,807	45,521
6.000%, 4/1/54	3,768,074	3,880,882
5.500%, 12/1/54	255,292	256,273
FNMA
6.532%, 1/1/28(l)	476	479
5.790%, 1/1/29	2,334,000	2,412,152
5.810%, 6/1/31	1,062,000	1,103,039
2.630%, 4/1/32	2,519,000	2,191,022
3.300%, 7/1/32	4,934,970	4,549,396
4.378%, 3/1/33(l)	2,964	2,889
6.842%, 1/1/36(l)	6,708	6,925
6.000%, 7/1/39	5,483	5,689
7.010%, 12/1/40(l)	422	426
4.000%, 1/1/41	3,292	3,169
3.500%, 12/1/44	226,034	207,591
3.500%, 2/1/45	404,105	371,132
3.000%, 4/1/45	282,343	246,927
FNMA UMBS
2.500%, 9/1/27	3,459	3,391
2.500%, 4/1/28	1,230	1,201
2.500%, 8/1/28	3,992	3,891
3.500%, 3/1/29	5,059	4,990
3.000%, 4/1/29	8,114	7,939
3.000%, 5/1/29	9,145	8,941
3.000%, 6/1/29	9,111	8,909
3.000%, 9/1/29	8,104	7,921
3.000%, 10/1/29	5,099	4,979
3.000%, 1/1/30	42,227	41,226
2.500%, 2/1/30	2,098	2,036
3.000%, 3/1/30	9,468	9,241
2.500%, 4/1/30	4,747	4,593
3.000%, 4/1/30	7,787	7,600
2.500%, 5/1/30	2,373	2,293
3.000%, 5/1/30	4,177	4,075
2.500%, 7/1/30	9,133	8,815
3.000%, 7/1/30	18,709	18,227
2.500%, 8/1/30	25,516	24,645
3.000%, 8/1/30	39,879	38,852
3.500%, 8/1/30	6,383	6,281
2.500%, 9/1/30	15,385	14,815
3.000%, 9/1/30	18,475	17,996
2.500%, 11/1/30	28,718	27,644
2.500%, 3/1/31	2,163	2,113
3.000%, 3/1/31	2,773	2,697
2.500%, 6/1/31	9,896	9,497
2.500%, 7/1/31	6,793	6,507
2.500%, 8/1/31	778	746
3.000%, 8/1/31	42,648	41,464
4.000%, 8/1/31	2,503	2,482
3.000%, 9/1/31	6,943	6,752
2.000%, 10/1/31	2,762	2,613
2.500%, 10/1/31	53,469	51,189
2.000%, 11/1/31	36,671	34,699
2.500%, 11/1/31	23,661	22,648
2.000%, 12/1/31	3,898	3,685
2.500%, 2/1/32	1,594	1,525
2.000%, 3/1/32	26,930	25,443
2.500%, 3/1/32	6,841	6,534
3.500%, 4/1/32	66,961	65,536
3.500%, 5/1/32	50,139	49,072
3.000%, 6/1/32	13,518	13,091
2.500%, 8/1/32	37,791	36,129
3.000%, 9/1/32	10,814	10,514
2.500%, 2/1/33	61,462	59,227
4.000%, 10/1/33	13,014	12,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 2/1/34	$8,509	$8,866
5.500%, 5/1/34	38,184	39,364
6.000%, 8/1/34	4,651	4,854
3.000%, 9/1/34	676,323	643,850
3.500%, 12/1/34	480,093	462,074
2.500%, 2/1/35	340,036	326,648
5.000%, 2/1/35	39,936	40,370
5.500%, 2/1/35	18,667	19,244
6.000%, 4/1/35	74,772	77,834
3.000%, 8/1/35	47,598	45,341
5.000%, 9/1/35	2,497	2,522
2.500%, 10/1/35	96,690	90,181
2.500%, 12/1/35	329,444	306,276
3.000%, 12/1/35	42,974	40,909
5.500%, 12/1/35	13,427	13,878
4.000%, 1/1/36	21,079	20,470
2.000%, 2/1/36	22,923	20,882
1.500%, 3/1/36	23,015	20,467
2.000%, 3/1/36	47,590	43,263
2.000%, 4/1/36	39,004	35,665
1.500%, 5/1/36	38,123	33,878
2.000%, 5/1/36	267,994	245,053
3.000%, 5/1/36	23,713	22,560
1.500%, 6/1/36	133,851	118,947
2.000%, 7/1/36	44,929	40,929
3.000%, 10/1/36	1,618	1,515
2.000%, 11/1/36	20,380	18,572
3.000%, 11/1/36	17,009	15,927
1.500%, 12/1/36	87,328	77,249
3.000%, 12/1/36	28,585	26,741
2.000%, 1/1/37	19,836	18,076
1.500%, 2/1/37	39,364	34,956
2.000%, 2/1/37	139,469	127,001
2.000%, 3/1/37	93,878	85,166
2.000%, 4/1/37	61,280	55,823
6.000%, 2/1/38	3,297	3,476
6.000%, 3/1/38	1,508	1,589
6.000%, 5/1/38	4,046	4,266
6.000%, 10/1/38	1,158	1,217
6.000%, 12/1/38	1,818	1,915
5.500%, 1/1/39	8,279	8,578
4.500%, 7/1/39	86,017	85,084
5.500%, 9/1/39	13,464	13,960
5.500%, 12/1/39	11,729	12,174
5.500%, 3/1/40	1,181	1,225
6.500%, 5/1/40	32,292	34,317
4.500%, 7/1/40	8,605	8,507
4.000%, 9/1/40	14,453	13,931
2.000%, 12/1/40	77,743	66,388
4.000%, 12/1/40	238,293	228,946
5.500%, 4/1/41	2,475	2,568
4.500%, 5/1/41	828	817
4.500%, 7/1/41	1,372	1,354
5.000%, 7/1/41	44,789	45,345
5.000%, 8/1/41	1,221	1,236
4.500%, 9/1/41	7,357	7,269
4.500%, 10/1/41	2,986	2,947
1.500%, 11/1/41	1,267,262	1,038,656
1.500%, 12/1/41	643,215	526,811
3.500%, 1/1/42	13,245	12,384
4.000%, 1/1/42	25,663	24,620
2.000%, 2/1/42	383,681	324,927
2.000%, 3/1/42	435,419	368,742
2.000%, 4/1/42	51,204	43,363
3.500%, 4/1/42	5,944	5,543
3.500%, 5/1/42	568	530
4.000%, 5/1/42	28,343	27,161
3.500%, 6/1/42	1,463	1,364
3.500%, 7/1/42	2,024	1,883
2.000%, 8/1/42	186,039	158,375
4.500%, 8/1/42	7,135	7,049
4.500%, 9/1/42	9,842	9,735
3.000%, 3/1/43	95,272	85,866
3.000%, 4/1/43	54,179	48,801
3.000%, 5/1/43	43,378	39,200
3.000%, 6/1/43	22,138	20,074
4.500%, 9/1/43	12,389	12,182
4.500%, 11/1/43	62,490	61,481
4.500%, 12/1/43	11,518	11,346
5.000%, 12/1/43	76,201	77,138
4.500%, 1/1/44	12,141	11,911
4.500%, 6/1/44	89,122	87,430
3.000%, 10/1/44	809,699	729,062
5.500%, 12/1/44	3,011,380	3,043,662
3.500%, 2/1/45	133,898	124,721
4.500%, 7/1/45	26,491	25,930
4.500%, 11/1/45	46,142	45,187
4.500%, 12/1/45	20,384	19,997
3.000%, 6/1/46	9,429	8,436
4.500%, 7/1/46	84,041	82,682
3.000%, 8/1/46	1,217	1,088
3.000%, 9/1/46	21,896	19,546
3.000%, 11/1/46	1,944	1,731
3.500%, 11/1/46	6,798	6,254
4.000%, 11/1/46	13,094	12,403
3.000%, 12/1/46	971,753	863,107
2.500%, 2/1/47	782,300	670,846
3.000%, 2/1/47	42,195	37,588
4.000%, 3/1/47	760,263	711,723
3.000%, 4/1/47	979,783	870,048
3.500%, 5/1/47	26,795	24,667
4.000%, 6/1/47	46,440	43,917
4.000%, 8/1/47	23,531	22,304
4.000%, 9/1/47	1,731	1,637
4.000%, 10/1/47	20,766	19,630
4.500%, 10/1/47	5,911	5,756
3.500%, 11/1/47	34,236	31,228
4.500%, 11/1/47	51,707	50,372
3.500%, 12/1/47	34,289	31,277
3.500%, 1/1/48	55,064	50,494
4.000%, 1/1/48	20,642	19,482
4.500%, 1/1/48	50,453	49,117
3.500%, 2/1/48	15,673	14,296
3.500%, 3/1/48	113,661	103,676
3.500%, 4/1/48	5,966	5,520
4.000%, 4/1/48	3,075	2,900
4.500%, 4/1/48	20,109	19,696
4.000%, 5/1/48	3,672	3,463
4.500%, 5/1/48	360,429	351,621
3.500%, 6/1/48	571,881	521,466
4.000%, 6/1/48	2,581	2,434
4.000%, 7/1/48	2,549	2,404
4.500%, 7/1/48	385,208	373,648
4.000%, 8/1/48	33,630	31,862
4.500%, 8/1/48	42,052	40,925
5.000%, 8/1/48	3,378	3,371
4.000%, 9/1/48	16,404	15,461
5.000%, 9/1/48	10,654	10,644
4.000%, 10/1/48	7,351	6,928
4.500%, 11/1/48	32,613	31,719
4.000%, 1/1/49	68,648	65,153
4.500%, 2/1/49	125,577	122,134
4.500%, 5/1/49	252,485	246,980
5.000%, 5/1/49	31,277	31,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 6/1/49	$747,007	$681,387
4.000%, 9/1/49	68,476	64,498
4.500%, 9/1/49	7,929	7,680
4.000%, 3/1/50	28,965	27,265
4.000%, 5/1/50	27,474	25,878
4.000%, 6/1/50	62,754	59,029
2.500%, 7/1/50	825,098	697,929
2.000%, 8/1/50	3,159,896	2,528,881
2.500%, 8/1/50	482,077	407,370
3.000%, 8/1/50	168,003	147,507
2.000%, 9/1/50	129,824	103,696
4.000%, 9/1/50	91,019	85,970
1.500%, 10/1/50	182,219	137,806
2.000%, 10/1/50	175,866	140,472
2.500%, 10/1/50	1,228,332	1,037,210
1.500%, 11/1/50	158,574	119,923
2.000%, 11/1/50	23,559	18,818
2.500%, 11/1/50	150,500	127,883
2.000%, 12/1/50	144,492	116,570
2.000%, 1/1/51	168,891	134,901
3.500%, 1/1/51	705,213	641,501
4.000%, 1/1/51	216,470	204,254
2.000%, 2/1/51	219,681	175,469
1.500%, 3/1/51	213,988	161,698
2.000%, 3/1/51	114,073	91,988
4.000%, 3/1/51	99,750	93,955
2.000%, 4/1/51	230,606	186,270
3.000%, 6/1/51	1,807,539	1,580,242
2.000%, 8/1/51	1,213,391	967,940
2.500%, 9/1/51	2,081,516	1,755,433
3.500%, 9/1/51	1,409,887	1,277,665
2.000%, 11/1/51	958,068	770,427
2.500%, 11/1/51	556,503	466,143
3.000%, 11/1/51	204,854	179,285
2.000%, 12/1/51	423,239	341,208
3.000%, 12/1/51	90,514	79,415
3.500%, 12/1/51	3,451,566	3,154,837
2.000%, 1/1/52	461,803	374,051
2.500%, 1/1/52	1,136,304	960,349
2.000%, 2/1/52	932,767	749,429
2.500%, 2/1/52	230,706	195,423
2.000%, 3/1/52	659,554	531,815
3.000%, 3/1/52	190,848	167,446
3.000%, 4/1/52	44,899	39,408
4.000%, 4/1/52	38,386	36,135
3.000%, 5/1/52	73,660	64,397
4.000%, 6/1/52	81,908	77,105
4.500%, 7/1/52	12,830	12,294
5.000%, 7/1/52	109,037	108,243
4.500%, 8/1/52	3,460,467	3,314,740
4.000%, 10/1/52	81,730	77,116
4.000%, 12/1/52	193,841	180,641
5.000%, 1/1/53	171,371	168,633
5.500%, 1/1/53	127,502	128,182
6.000%, 1/1/53	100,716	102,755
5.000%, 3/1/53	161,616	158,799
5.000%, 4/1/53	965,334	948,646
6.000%, 4/1/53	56,232	57,582
4.500%, 5/1/53	435,864	419,007
5.000%, 5/1/53	3,097,803	3,037,988
5.500%, 5/1/53	326,592	328,824
6.000%, 5/1/53	182,692	186,771
5.500%, 6/1/53	90,734	91,480
5.000%, 7/1/53	539,439	531,970
6.000%, 7/1/53	152,469	156,129
6.000%, 8/1/53	303,210	309,161
6.500%, 8/1/53	136,436	141,860
6.500%, 9/1/53	36,559	37,990
6.500%, 10/1/53	101,233	105,194
6.500%, 2/1/54	220,501	228,854
5.500%, 3/1/54	1,875,552	1,893,313
6.500%, 6/1/54	240,356	248,278
5.500%, 8/1/54	3,375,334	3,410,462
6.500%, 8/1/54	152,868	158,366
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 4/25/40 TBA	6,000	5,547
4.000%, 4/25/40 TBA	71,000	69,125
4.500%, 4/25/40 TBA	279,000	276,276
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/55 TBA	102,000	81,010
2.500%, 4/25/55 TBA	2,505,500	2,080,740
3.500%, 4/25/55 TBA	460,000	414,395
4.000%, 4/25/55 TBA	438,000	407,785
4.500%, 4/25/55 TBA	14,000	13,381
5.000%, 4/25/55 TBA	7,514,000	7,356,676
5.500%, 4/25/55 TBA	7,293,000	7,278,186
6.000%, 4/25/55 TBA	7,784,000	7,900,760
6.500%, 4/25/55 TBA	52,000	53,605
3.000%, 5/25/55 TBA	20,700,000	17,917,628
3.500%, 5/25/55 TBA	16,700,000	15,037,829
4.000%, 5/25/55 TBA	20,700,000	19,241,296
4.500%, 5/25/55 TBA	8,500,000	8,120,820
5.500%, 5/25/55 TBA	18,400,000	18,346,813
6.000%, 6/25/55 TBA	1,700,000	1,722,379
GNMA
4.625%, 7/20/27(l)	99	99
5.500%, 4/15/33	297	301
5.000%, 12/15/38	2,238	2,254
4.000%, 4/20/39	891	864
5.000%, 7/15/39	6,697	6,740
4.000%, 7/20/39	2,168	2,100
5.000%, 10/20/39	2,263	2,290
4.500%, 12/20/39	901	889
4.500%, 1/20/40	1,088	1,073
4.500%, 2/20/40	899	886
4.500%, 5/20/40	75	74
4.000%, 10/20/40	11,483	11,102
4.000%, 11/20/40	35,269	34,093
5.000%, 12/15/40	8,542	8,603
4.000%, 12/20/40	14,131	13,660
4.000%, 1/20/41	12,171	11,764
4.000%, 3/15/41	9,220	8,883
4.500%, 7/20/41	5,254	5,175
3.500%, 1/15/42	7,007	6,530
4.500%, 2/15/42	67,659	66,570
5.000%, 7/20/42	6,358	6,432
3.500%, 4/15/43	10,266	9,542
3.500%, 4/20/43	24,898	23,285
3.500%, 2/20/44	78,470	73,164
5.000%, 7/20/44	857	868
4.000%, 10/20/44	382	367
3.500%, 1/20/45	165,020	150,991
3.000%, 2/15/45	18,751	16,916
3.500%, 5/20/45	15,735	14,584
3.000%, 7/15/45	83,167	74,465
4.000%, 8/20/45	209,719	200,224
3.500%, 4/20/46	310,955	287,920
3.500%, 5/20/46	14,659	13,573
3.500%, 6/20/46	181,479	168,035
3.500%, 7/20/46	63,356	58,564
3.500%, 9/20/46	217,145	200,721
3.500%, 10/20/46	33,081	30,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 5/20/47	$3,129	$2,972
4.000%, 6/20/47	29,718	28,205
4.000%, 11/20/47	34,401	32,617
4.000%, 12/20/47	16,787	15,917
4.500%, 9/20/48	13,915	13,537
5.000%, 1/20/49	3,052	3,045
5.000%, 2/20/49	134,950	134,658
4.500%, 3/20/49	59,475	57,858
5.000%, 6/20/49	114,797	114,549
5.000%, 7/20/49	35,238	35,173
3.500%, 11/15/49	6,047	5,559
5.000%, 12/20/49	32,389	32,430
3.500%, 2/15/50	96,088	88,337
4.500%, 4/20/50	21,622	21,020
4.000%, 5/20/50	10,990	10,382
2.000%, 8/20/50	464,941	380,137
2.000%, 11/20/50	79,043	64,625
2.000%, 1/20/51	992,028	810,503
2.000%, 2/20/51	80,537	65,822
2.500%, 3/20/51	1,657,702	1,406,089
2.500%, 4/20/51	2,008,554	1,705,752
3.000%, 6/20/51	500,515	443,060
2.500%, 8/20/51	1,559,178	1,323,007
3.000%, 8/20/51	602,904	534,449
2.500%, 10/20/51	233,789	199,180
2.500%, 12/20/51	160,796	137,043
3.000%, 12/20/51	163,023	144,463
2.500%, 5/20/52	372,788	317,777
2.500%, 6/20/52	290,322	247,390
2.500%, 7/20/52	186,402	158,895
2.500%, 12/20/52	32,983	28,188
4.000%, 12/20/52	266,777	250,051
2.500%, 1/20/53	104,674	89,457
2.000%, 4/15/55 TBA	627,000	512,132
2.500%, 4/15/55 TBA	435,000	370,498
3.000%, 4/15/55 TBA	353,000	312,267
4.000%, 4/15/55 TBA	248,000	231,899
4.500%, 4/15/55 TBA	790,000	757,166
5.000%, 4/15/55 TBA	1,134,000	1,114,509
5.500%, 4/15/55 TBA	1,232,000	1,233,925
6.000%, 4/15/55 TBA	808,000	819,678
6.500%, 4/15/55 TBA	441,000	451,302
3.500%, 5/15/55 TBA	1,687,000	1,537,411

Total Mortgage-Backed Securities		220,428,578

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	69,695
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	62,032
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	61,351
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	43,000	47,074
Los Angeles Community College District
6.600%, 8/1/42	25,000	27,219
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	503,533
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	60,407
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	90,137
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	38,103
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,321
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	519,893
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	69,939
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	95,680
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	157,246
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	254,118	253,628
State of Texas
5.517%, 4/1/39	80,000	81,904
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	303,309
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	49,028

Total Municipal Bonds		2,535,499

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30	100,000	99,416
Asian Development Bank
1.000%, 4/14/26	100,000	96,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 1/12/27	$50,000	$48,803
1.500%, 1/20/27	350,000	334,627
1.875%, 1/24/30	200,000	180,807
3.875%, 9/28/32	160,000	156,344
4.000%, 1/12/33	85,000	83,468
3.875%, 6/14/33	100,000	97,124
Asian Infrastructure Investment Bank (The)
4.500%, 1/16/30	100,000	101,177
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	61,330
Council of Europe Development Bank
0.875%, 9/22/26	50,000	47,763
3.625%, 1/26/28	25,000	24,723
European Investment Bank
2.125%, 4/13/26(x)	75,000	73,545
0.750%, 10/26/26	139,000	132,132
4.375%, 3/19/27	100,000	100,645
4.500%, 10/16/28	125,000	126,989
4.000%, 2/15/29	70,000	69,846
1.750%, 3/15/29	53,000	48,620
4.750%, 6/15/29	167,000	171,333
1.625%, 10/9/29	55,000	49,537
4.500%, 3/14/30	100,000	101,725
0.750%, 9/23/30	100,000	83,972
4.125%, 2/13/34	71,000	69,658
4.625%, 2/12/35	55,000	56,005
European Union
2.500%, 10/4/52(m)	170,000	141,296
3.000%, 3/4/53(m)	165,000	151,961
Inter-American Development Bank
4.500%, 5/15/26	180,000	180,794
4.125%, 2/15/29	200,000	200,589
2.250%, 6/18/29	50,000	46,524
3.625%, 9/17/31	200,000	193,252
4.375%, 7/17/34	100,000	99,850
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,068
4.250%, 2/14/29	100,000	100,169
International Bank for Reconstruction & Development
1.875%, 10/27/26	150,000	145,165
3.125%, 6/15/27	200,000	196,292
0.750%, 11/24/27	95,000	87,339
4.625%, 8/1/28	80,000	81,484
1.125%, 9/13/28	200,000	181,501
4.125%, 3/20/30	100,000	100,061
4.000%, 7/25/30	180,000	178,876
0.750%, 8/26/30	170,000	142,568
1.625%, 11/3/31	238,000	202,656
International Finance Corp.
0.750%, 10/8/26	80,000	76,203
4.250%, 7/2/29	80,000	80,612
0.750%, 8/27/30	100,000	83,900
Nordic Investment Bank
4.375%, 3/14/28	200,000	202,105

Total Supranational		5,339,681

U.S. Government Agency Securities (1.3%)
FFCB
1.040%, 1/25/29	250,000	223,409
1.380%, 1/14/31	250,000	212,504
FHLB
3.625%, 9/4/26	250,000	248,715
4.000%, 10/9/26	250,000	250,021
4.625%, 11/17/26	250,000	252,386
4.000%, 3/10/27	250,000	249,801
4.750%, 4/9/27	180,000	182,762
4.000%, 6/30/28	100,000	100,122
3.250%, 11/16/28	250,000	244,801
FHLMC
0.650%, 10/22/25	2,600,000	2,547,639
0.650%, 10/27/25	2,600,000	2,545,237
0.800%, 10/28/26	2,600,000	2,471,974
4.550%, 2/11/28	250,000	250,379
FNMA
2.125%, 4/24/26	110,000	107,805
1.875%, 9/24/26	100,000	96,959
0.750%, 10/8/27	250,000	230,947
0.875%, 8/5/30	500,000	423,987
Tennessee Valley Authority
3.875%, 3/15/28	38,000	37,892

Total U.S. Government Agency Securities		10,677,340

U.S. Treasury Obligations (30.5%)
U.S. Treasury Bonds
6.750%, 8/15/26	100,000	103,839
4.250%, 5/15/39	102,000	100,067
4.500%, 8/15/39	126,000	126,769
4.375%, 11/15/39(z)	860,000	852,270
4.625%, 2/15/40	505,000	513,826
1.125%, 5/15/40	581,000	366,115
1.125%, 8/15/40	581,000	362,313
3.875%, 8/15/40	405,000	377,146
1.375%, 11/15/40(z)	5,835,000	3,775,258
4.250%, 11/15/40	405,000	393,282
1.875%, 2/15/41(z)	2,300,000	1,606,728
4.375%, 5/15/41(z)	3,200,000	3,141,599
3.000%, 5/15/42	387,000	313,820
3.250%, 5/15/42(z)	1,400,000	1,178,357
3.125%, 2/15/43	601,000	491,088
2.875%, 5/15/43(z)	1,900,000	1,489,200
3.625%, 8/15/43(z)	2,143,900	1,876,133
4.375%, 8/15/43(z)	1,100,000	1,068,088
3.750%, 11/15/43(z)	1,843,900	1,639,275
4.750%, 11/15/43	169,000	172,025
3.625%, 2/15/44(z)	1,300,000	1,132,586
3.375%, 5/15/44(z)	1,200,000	1,004,858
3.125%, 8/15/44	1,229,500	987,449
4.125%, 8/15/44	108,200	100,993
3.000%, 11/15/44(z)	1,000,000	784,435
2.500%, 2/15/45	1,541,000	1,105,708
2.875%, 8/15/45(z)	1,800,000	1,372,457
2.250%, 8/15/46	600,000	401,620
3.000%, 5/15/47	385,900	295,038
2.750%, 11/15/47#	1,798,200	1,305,447
3.000%, 2/15/48	1,100,000	834,562
3.000%, 2/15/49#	2,091,500	1,573,851
2.875%, 5/15/49	400,000	293,346
1.625%, 11/15/50	10,472,300	5,666,374
1.875%, 2/15/51	367,000	211,540
2.375%, 5/15/51	278,700	181,258
1.875%, 11/15/51	502,000	287,113
2.250%, 2/15/52	7,000	4,391
2.875%, 5/15/52	116,000	83,762
3.000%, 8/15/52	501,400	371,395
3.625%, 5/15/53	3,000	2,514
4.250%, 8/15/54	10,800,000	10,142,700
4.500%, 11/15/54	169,000	165,685
4.625%, 2/15/55	988,000	989,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	$404,709	$305,839
1.000%, 2/15/46 TIPS	134,070	105,276
0.875%, 2/15/47 TIPS	131,599	99,181
1.000%, 2/15/49 TIPS	126,243	95,551
0.250%, 2/15/50 TIPS	370,686	224,902
0.125%, 2/15/51 TIPS	610,080	348,585
0.125%, 2/15/52 TIPS	114,116	64,230
1.500%, 2/15/53 TIPS	213,738	177,089
2.125%, 2/15/54 TIPS	258,770	247,313
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS	3,081,011	3,086,316
0.125%, 10/15/25 TIPS	2,938,344	2,940,815
1.250%, 4/15/28 TIPS	11,630,817	11,629,698
2.125%, 4/15/29 TIPS	3,115,012	3,207,352
0.125%, 7/15/31 TIPS	1,777,875	1,630,778
0.125%, 1/15/32 TIPS	343,797	310,682
U.S. Treasury Notes
0.375%, 11/30/25	410,000	399,847
4.875%, 11/30/25	249,000	250,089
4.000%, 12/15/25	1,159,000	1,157,892
4.250%, 1/31/26	93,000	93,082
0.500%, 2/28/26	414,200	400,819
4.625%, 3/15/26	1,457,000	1,464,174
4.500%, 3/31/26	1,058,000	1,062,247
0.750%, 4/30/26	750,000	723,890
2.375%, 4/30/26	650,000	638,473
4.875%, 4/30/26	362,000	365,083
1.625%, 5/15/26	2,950,000	2,871,876
3.625%, 5/15/26	650,000	646,980
0.750%, 5/31/26	3,468,000	3,338,842
4.875%, 5/31/26	500,000	504,649
4.125%, 6/15/26	561,000	561,677
0.875%, 6/30/26	1,250,000	1,202,543
4.500%, 7/15/26	1,204,000	1,211,247
0.625%, 7/31/26	1,793,200	1,715,169
1.500%, 8/15/26	5,990,000	5,791,332
3.750%, 8/31/26	2,243,300	2,236,039
0.875%, 9/30/26	1,800,000	1,719,522
3.500%, 9/30/26	750,000	744,905
4.625%, 10/15/26	513,000	517,956
4.125%, 10/31/26	1,492,000	1,495,528
2.000%, 11/15/26	3,118,000	3,022,152
4.250%, 11/30/26	750,000	753,471
4.250%, 12/31/26	637,000	640,121
4.000%, 1/15/27	743,200	743,758
1.500%, 1/31/27	71,000	67,952
2.250%, 2/15/27	3,625,000	3,514,557
4.125%, 2/15/27	27,000	27,086
4.125%, 2/28/27	1,053,000	1,056,622
4.250%, 3/15/27	743,200	747,613
0.625%, 3/31/27	1,000,000	937,019
3.875%, 3/31/27	159,000	158,888
2.375%, 5/15/27	2,510,000	2,430,844
4.500%, 5/15/27	1,249,000	1,263,252
0.500%, 5/31/27	2,228,000	2,070,884
4.625%, 6/15/27	1,218,000	1,236,138
0.500%, 6/30/27	750,000	695,305
4.375%, 7/15/27	144,000	145,413
2.250%, 8/15/27	2,087,500	2,009,248
3.750%, 8/15/27	500,000	498,097
0.500%, 8/31/27	2,515,600	2,319,092
3.375%, 9/15/27	750,000	740,655
0.375%, 9/30/27	281,500	258,001
3.875%, 10/15/27	850,000	849,136
4.125%, 10/31/27	406,000	408,018
2.250%, 11/15/27	4,710,000	4,515,476
4.125%, 11/15/27	1,308,000	1,314,740
0.625%, 11/30/27	875,000	802,723
3.875%, 11/30/27	907,000	905,936
4.000%, 12/15/27	761,000	762,794
0.625%, 12/31/27	800,000	731,905
3.875%, 12/31/27	850,000	849,171
4.250%, 1/15/28	2,259,000	2,278,735
3.500%, 1/31/28	1,100,000	1,087,680
2.750%, 2/15/28	3,110,000	3,012,211
4.250%, 2/15/28	750,000	756,952
4.000%, 2/29/28	1,000,000	1,002,201
3.875%, 3/15/28	1,069,000	1,068,149
1.250%, 3/31/28	767,000	709,716
3.625%, 3/31/28	2,436,700	2,417,099
3.500%, 4/30/28	500,000	493,877
2.875%, 5/15/28	1,010,000	978,773
1.250%, 5/31/28	1,113,000	1,025,294
3.625%, 5/31/28	3,165,100	3,136,672
1.250%, 6/30/28	500,000	459,569
4.000%, 6/30/28	3,643,700	3,652,798
4.125%, 7/31/28	1,000,000	1,006,211
2.875%, 8/15/28	3,020,000	2,919,365
1.125%, 8/31/28	356,000	324,314
4.375%, 8/31/28	1,250,000	1,267,183
1.250%, 9/30/28	1,676,700	1,530,505
4.625%, 9/30/28	250,000	255,607
3.125%, 11/15/28	3,590,000	3,490,522
4.375%, 11/30/28	1,503,000	1,525,078
3.750%, 12/31/28	2,089,000	2,074,768
4.000%, 1/31/29	1,000,000	1,001,794
2.625%, 2/15/29	1,850,000	1,762,817
4.250%, 2/28/29	1,016,000	1,026,895
2.375%, 3/31/29	267,000	251,538
4.125%, 3/31/29	257,000	258,638
2.875%, 4/30/29	534,000	512,430
4.625%, 4/30/29	850,000	871,262
2.375%, 5/15/29	3,300,000	3,103,012
4.500%, 5/31/29	718,000	732,783
3.250%, 6/30/29	904,400	879,453
3.500%, 9/30/29	500,000	490,360
4.000%, 10/31/29	500,000	500,478
4.125%, 10/31/29	784,000	788,880
1.750%, 11/15/29	530,000	481,242
3.875%, 11/30/29	500,000	497,835
4.125%, 11/30/29	848,000	853,593
3.875%, 12/31/29	600,000	597,313
3.500%, 1/31/30	615,000	602,073
4.250%, 1/31/30	112,000	113,312
1.500%, 2/15/30	1,851,000	1,648,903
4.000%, 2/28/30	1,091,000	1,092,273
3.625%, 3/31/30	500,000	491,719
3.500%, 4/30/30	750,000	732,890
0.625%, 5/15/30	1,575,000	1,330,504
3.750%, 5/31/30	1,581,000	1,562,218
3.750%, 6/30/30	400,000	395,033
4.000%, 7/31/30	601,000	600,632
0.625%, 8/15/30	1,500,000	1,255,860
4.625%, 9/30/30	250,000	257,336
4.875%, 10/31/30	2,031,800	2,116,230
0.875%, 11/15/30	1,900,000	1,600,614
4.375%, 11/30/30	517,000	525,659
3.750%, 12/31/30	1,250,000	1,230,963
4.000%, 1/31/31	750,000	747,922
1.125%, 2/15/31	2,400,000	2,039,195
4.250%, 2/28/31	500,000	505,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
4.125%, 3/31/31		$750,000	$752,567
4.625%, 4/30/31		250,000	257,420
1.625%, 5/15/31		2,500,000	2,171,458
4.625%, 5/31/31		500,000	514,846
4.250%, 6/30/31		1,436,200	1,449,770
4.125%, 7/31/31		750,000	751,771
1.250%, 8/15/31		2,000,000	1,683,842
3.750%, 8/31/31		300,000	294,244
3.625%, 9/30/31		989,000	962,827
4.125%, 10/31/31		3,000	3,005
1.375%, 11/15/31		2,500,000	2,106,966
4.125%, 11/30/31		602,000	602,856
4.500%, 12/31/31		956,900	979,228
1.875%, 2/15/32		3,200,000	2,773,175
4.125%, 2/29/32		191,000	191,180
2.875%, 5/15/32		1,660,900	1,533,462
2.750%, 8/15/32		4,179,000	3,813,469
4.125%, 11/15/32		846,000	845,469
3.500%, 2/15/33		750,000	716,843
3.375%, 5/15/33		1,713,000	1,618,597
3.875%, 8/15/33		1,387,000	1,356,254
4.500%, 11/15/33		1,500,000	1,532,513
4.000%, 2/15/34		2,633,000	2,591,245
4.375%, 5/15/34		1,507,000	1,523,757
3.875%, 8/15/34		1,700,000	1,652,818
4.250%, 11/15/34		1,981,000	1,981,929
4.625%, 2/15/35		3,082,000	3,175,415

Total U.S. Treasury Obligations			249,078,410

Total Long-Term Debt Securities (114.3%) (Cost $1,005,475,913)			934,302,128

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Global Payments, Inc.
4.95%, 4/7/25(n)(p)		500,000	499,519

Foreign Government Treasury Bills (0.3%)
Federative Republic of Brazil
0.00%, 10/1/25(p)	BRL	17,600,000	2,876,808

	Number of Shares		Value (Note 1)
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.21% (7 day yield) (xx)		500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)		3,469,654	3,469,654

Total Investment Companies			4,769,654

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
0.00%, 4/1/25(p)		$3,100,000	3,100,000
4.10%, 4/29/25(p)(v)		232,000	231,236
4.17%, 5/15/25(p)(v)		71,000	70,632
4.17%, 5/22/25(p)		500,000	497,009

Total U.S. Treasury Obligations			3,898,877

Total Short-Term Investments (1.5%) (Cost $12,012,942)			12,044,858

Total Investments Before
Securities Sold Short (115.8%) (Cost $1,017,488,855)			946,346,986

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.2%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/40 TBA		(271,000)	(237,675)
2.000%, 4/25/40 TBA		(285,000)	(257,391)
3.000%, 4/25/40 TBA		(30,000)	(28,369)
3.500%, 4/25/40 TBA		(50,000)	(48,074)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 4/25/55 TBA		(1,000)	(866)
4.500%, 5/25/55 TBA		(761,000)	(727,052)
6.500%, 6/25/55 TBA		(217,000)	(223,247)

Total Securities Sold Short (-0.2%) (Proceeds Received $1,514,507)			(1,522,674)

Total Investments after Securities Sold Short (115.6%) (Cost $1,015,974,348)			944,824,312
Other Assets Less Liabilities (-15.6%)			(127,165,902)

Net Assets (100%)			$817,658,410

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2025, the market value of these securities amounted to $163,532,358 or 20.0% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $405,361.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $7,673,207 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $301,869.

(x)	All or a portion of security is on loan at March 31, 2025.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)	At March 31, 2025, the Portfolio had loaned securities with a total value of $4,664,223. This was collateralized by cash of $4,769,654 which was subsequently invested in investment companies.

Glossary:

ACES — Alternative Credit Enhancement Securities

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Futures contracts outstanding as of March 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-OAT	13	6/2025	EUR	1,724,641	(28,448)
Long Gilt	10	6/2025	GBP	1,184,406	(15,100)
U.S. Treasury 2 Year Note	176	6/2025	USD	36,462,250	144,720
U.S. Treasury 5 Year Note	97	6/2025	USD	10,491,156	124,488
U.S. Treasury 10 Year Note	91	6/2025	USD	10,120,906	206,044
U.S. Treasury Long Bond	31	6/2025	USD	3,635,719	32,077
U.S. Treasury Ultra Bond	5	6/2025	USD	611,250	8,515

					472,296

Short Contracts
Canada 10 Year Bond	(7)	6/2025	CAD	(603,905)	(86)
Euro-BTP	(11)	6/2025	EUR	(1,397,818)	27,661
Euro-Buxl	(6)	6/2025	EUR	(773,735)	37,139
U.S. Treasury 10 Year Note	(42)	6/2025	USD	(4,671,188)	(23,695)
U.S. Treasury 10 Year Ultra
Note	(181)	6/2025	USD	(20,656,625)	(201,069)
U.S. Treasury Long Bond	(29)	6/2025	USD	(3,401,156)	(82,738)

					(242,788)

					229,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	8,439,841	USD	1,466,837	Goldman Sachs Bank USA**	4/2/2025	12,164
EUR	1,994	USD	2,154	Bank of New York Mellon Corp.	4/2/2025	2
EUR	7,025,000	USD	7,577,165	JPMorgan Chase Bank	4/2/2025	18,968
GBP	2,238,000	USD	2,829,310	JPMorgan Chase Bank	4/2/2025	61,626
JPY	83,365,400	USD	552,418	JPMorgan Chase Bank	4/2/2025	3,388
USD	25,052	AUD	39,734	Deutsche Bank AG	4/2/2025	225
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	6,663
USD	279,138	BRL	1,584,712	JPMorgan Chase Bank**	4/2/2025	1,432
USD	1,222,490	CAD	1,758,498	Deutsche Bank AG	4/2/2025	505
USD	1,104,124	JPY	163,700,000	Barclays Bank plc	4/2/2025	12,718
USD	167,633	MYR	739,950	Barclays Bank plc**	4/23/2025	744
USD	23,845	EUR	22,000	Please update AXA FX Counterparties Global BDF	4/24/2025	29
USD	29,617	TWD	958,269	HSBC Bank plc**	4/25/2025	698
USD	243,630	TWD	7,999,554	JPMorgan Chase Bank**	4/25/2025	2,220
USD	1,231,268	CAD	1,759,141	HSBC Bank plc	5/2/2025	7,043
USD	5,941	DKK	40,835	HSBC Bank plc	5/2/2025	12
USD	3,638,764	GBP	2,808,325	Barclays Bank plc	5/2/2025	11,354
USD	538,905	JPY	80,172,001	HSBC Bank plc	5/2/2025	2,588
USD	216,810	PEN	796,105	JPMorgan Chase Bank**	5/5/2025	311
BRL	5,325,073	USD	901,928	JPMorgan Chase Bank**	6/3/2025	19,187
USD	22,907	MXN	464,559	Please update AXA FX
				Counterparties Global BDF	6/6/2025	406
USD	481,037	EUR	440,023	Deutsche Bank AG	6/18/2025	3,156
USD	49,660	EUR	45,246	Toronto Dominion Bank	6/18/2025	522
USD	438,624	GBP	338,600	Natwest Markets plc	6/18/2025	1,269
USD	42,666	JPY	6,271,000	Toronto Dominion Bank	6/18/2025	491
USD	378,734	PEN	1,387,851	Barclays Bank plc**	6/18/2025	1,704
USD	27,483	TWD	895,698	HSBC Bank plc**	7/16/2025	272
USD	43,273	TWD	1,407,709	JPMorgan Chase Bank**	7/16/2025	508
USD	65,585	TWD	2,145,876	HSBC Bank plc**	8/20/2025	220
USD	135,659	TWD	4,443,684	JPMorgan Chase Bank**	8/20/2025	301

Total unrealized appreciation						170,726

AUD	1,536,000	USD	972,230	Barclays Bank plc	4/2/2025	(12,460)
CAD	1,761,745	USD	1,231,268	HSBC Bank plc	4/2/2025	(7,027)
EUR	621,000	USD	675,051	Barclays Bank plc	4/2/2025	(3,564)
USD	930,617	AUD	1,496,266	Barclays Bank plc	4/2/2025	(4,325)
USD	901,928	BRL	5,258,240	JPMorgan Chase Bank**	4/2/2025	(19,528)
USD	112,98-5	DKK	808,971	Barclays Bank plc	4/2/2025	(4,263)
USD	8,020,967	EUR	7,646,000	Deutsche Bank AG	4/2/2025	(246,652)
USD	29,515	GBP	23,000	Bank of America	4/2/2025	(195)
USD	6,331,563	GBP	5,023,325	JPMorgan Chase Bank	4/2/2025	(157,317)
USD	187,285	COP	789,174,104	HSBC Bank plc**	4/14/2025	(1,117)
USD	2,155	EUR	1,994	Bank of New York Mellon Corp.	4/16/2025	(2)
USD	2,069	EUR	2,000	Barclays Bank plc	4/16/2025	(95)
USD	6,513	EUR	6,351	Toronto Dominion Bank	4/16/2025	(359)
TWD	3,062,130	USD	93,068	HSBC Bank plc**	4/25/2025	(659)
TWD	5,892,059	USD	178,932	JPMorgan Chase Bank**	4/25/2025	(1,122)
USD	313,964	PEN	1,166,470	Goldman Sachs Bank USA**	4/28/2025	(3,316)
AUD	39,734	USD	25,058	Deutsche Bank AG	5/2/2025	(224)
USD	110,842	DKK	766,577	Deutsche Bank AG	5/2/2025	(467)
USD	7,589,487	EUR	7,025,000	JPMorgan Chase Bank	5/2/2025	(18,939)
USD	254,374	JPY	38,200,000	Barclays Bank plc	5/2/2025	(1,168)
USD	552,418	JPY	83,085,876	JPMorgan Chase Bank	5/2/2025	(3,392)
USD	14,948	EUR	14,309	Standard Chartered Bank	5/14/2025	(561)
BRL	1,503,712	USD	261,347	JPMorgan Chase Bank**	6/3/2025	(1,240)
USD	26,365	MXN	559,896	Barclays Bank plc	6/6/2025	(753)
MXN	8,121,000	USD	393,616	Bank of America	6/18/2025	(870)
MXN	3,191,000	USD	157,913	Goldman Sachs Bank USA	6/18/2025	(3,591)
USD	346,958	GBP	269,000	Natwest Markets plc	6/18/2025	(497)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,863,040	BRL	17,600,000	Goldman Sachs Bank USA**	10/2/2025	(87,159)

Total unrealized depreciation						(580,862)

Net unrealized depreciation						(410,136)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$84,146,516	$—	$84,146,516
Collateralized Mortgage Obligations	—	78,846,056	—	78,846,056
Commercial Mortgage-Backed Securities	—	46,510,395	—	46,510,395
Corporate Bonds
Communication Services	—	10,826,772	—	10,826,772
Consumer Discretionary	—	9,129,702	—	9,129,702
Consumer Staples	—	8,549,545	—	8,549,545
Energy	—	22,898,671	—	22,898,671
Financials	—	89,237,177	—	89,237,177
Health Care	—	13,323,609	—	13,323,609
Industrials	—	12,216,599	—	12,216,599
Information Technology	—	13,960,099	—	13,960,099
Materials	—	3,264,912	—	3,264,912
Real Estate	—	7,061,384	—	7,061,384
Utilities	—	30,711,891	—	30,711,891
Foreign Government Securities	—	15,559,097	195	15,559,292
Forward Currency Contracts	—	170,726	—	170,726
Futures	580,644	—	—	580,644
Mortgage-Backed Securities	—	220,428,578	—	220,428,578
Municipal Bonds	—	2,535,499	—	2,535,499
Short-Term Investments
Commercial Paper	—	499,519	—	499,519
Foreign Government Treasury Bill	—	2,876,808	—	2,876,808
Investment Companies	4,769,654	—	—	4,769,654
U.S. Treasury Obligations	—	3,898,877	—	3,898,877
Supranational	—	5,339,681	—	5,339,681
U.S. Government Agency Securities	—	10,677,340	—	10,677,340
U.S. Treasury Obligations	—	249,078,410	—	249,078,410

Total Assets	$5,350,298	$941,747,863	$195	$947,098,356

Liabilities:
Forward Currency Contracts	$—	$(580,862)	$—	$(580,862)
Futures	(351,136)	—	—	(351,136)
Mortgage-Backed Securities	—	(1,522,674)	—	(1,522,674)

Total Liabilities	$(351,136)	$(2,103,536)	$—	$(2,454,672)

Total	$4,999,162	$939,644,327	$195	$944,643,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,287,189
Aggregate gross unrealized depreciation	(89,861,812)

Net unrealized depreciation	$(83,574,623)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,028,218,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Entertainment (1.4%)
Electronic Arts, Inc.	41,453	$5,990,788
Live Nation Entertainment, Inc.*	34,642	4,523,552
NetEase, Inc.	228,900	4,647,746
Playtika Holding Corp.	1,591	8,225
ROBLOX Corp., Class A*	16,215	945,172
Take-Two Interactive Software, Inc.*	4,893	1,014,074
Ubisoft Entertainment SA*	81,185	979,245
Universal Music Group NV	49,724	1,367,284
Walt Disney Co. (The)	16,491	1,627,662
Warner Music Group Corp., Class A	46,922	1,471,005

		22,574,753

Interactive Media & Services (9.7%)
Alphabet, Inc., Class A	414,613	64,115,754
Alphabet, Inc., Class C	77,124	12,049,082
Autohome, Inc. (ADR)	115,497	3,201,577
Bumble, Inc., Class A*	2,419	10,498
Cargurus, Inc., Class A*	2,622	76,379
IAC, Inc.*	2,111	96,979
LY Corp.(x)	637,700	2,152,594
Match Group, Inc.	7,485	233,532
Meta Platforms, Inc., Class A	124,976	72,031,167
Pinterest, Inc., Class A*	17,739	549,909
Reddit, Inc., Class A*	3,181	333,687
Shutterstock, Inc.	716	13,339
Snap, Inc., Class A*	32,245	280,854
TripAdvisor, Inc.*	83,905	1,188,934
Trump Media & Technology Group Corp.(x)*	2,755	53,833
Trustpilot Group plc(m)*	70,555	201,418
Yelp, Inc., Class A*	1,962	72,653
Ziff Davis, Inc.*	1,274	47,877
ZoomInfo Technologies, Inc., Class A*	8,086	80,860

		156,790,926

Media (0.1%)
WPP plc	174,153	1,307,480

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	64,752	2,440,568

Total Communication Services		183,113,727

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A(x)*	28,612	411,870

Broadline Retail (2.2%)
Alibaba Group Holding Ltd. (ADR)	53,720	7,103,396
Amazon.com, Inc.*	111,158	21,148,921
PDD Holdings, Inc. (ADR)*	33,113	3,918,924
Rakuten Group, Inc.*	248,000	1,407,576
Vipshop Holdings Ltd. (ADR)*	71,908	1,127,517

		34,706,334

Hotels, Restaurants & Leisure (1.0%)
Airbnb, Inc., Class A*	35,780	4,274,279
Amadeus IT Group SA	58,599	4,467,099
Deliveroo plc, Class A(m)*	1,708,234	2,641,314
HBX Group International plc*	170,381	1,834,960
Trainline plc(m)*	327,084	1,147,539
Trip.com Group Ltd. (ADR)	29,795	1,894,366

		16,259,557

Total Consumer Discretionary		51,377,761

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	460,222

Total Consumer Staples		460,222

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	126,823	5,573,871
TGS ASA	153,178	1,443,592

Total Energy		7,017,463

Financials (2.0%)
Capital Markets (0.0%)†
CME Group, Inc.	4,083	1,083,179

Financial Services (2.0%)
Adyen NV(m)*	4,359	6,627,022
Block, Inc., Class A*	74,521	4,048,726
Fidelity National Information Services, Inc.	57,888	4,323,076
Visa, Inc., Class A	26,723	9,365,343
WEX, Inc.*	30,797	4,835,745
Wise plc, Class A*	29,193	356,360
Worldline SA(m)*	365,434	2,235,723

		31,791,995

Total Financials		32,875,174

Industrials (2.1%)
Electrical Equipment (0.2%)
Acuity, Inc.	7,090	1,867,151
Ushio, Inc.(x)	104,300	1,287,148

		3,154,299

Ground Transportation (0.5%)
Full Truck Alliance Co. Ltd. (ADR)	93,866	1,198,669
Uber Technologies, Inc.*	100,067	7,290,881

		8,489,550

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	28,027	2,225,030

Machinery (0.5%)
FANUC Corp.	172,000	4,655,777
Nabtesco Corp.	62,400	961,232
Techtronic Industries Co. Ltd.	59,000	707,034
THK Co. Ltd.	52,400	1,268,165

		7,592,208

Professional Services (0.8%)
Concentrix Corp.	25,638	1,426,499
Dayforce, Inc.*	79,787	4,653,976
Teleperformance SE	52,844	5,284,327
WNS Holdings Ltd.*	23,623	1,452,578

		12,817,380

Total Industrials		34,278,467

Information Technology (49.0%)
Communications Equipment (2.7%)
ADTRAN Holdings, Inc.*	2,126	18,539
Applied Optoelectronics, Inc.*	1,357	20,830
Arista Networks, Inc.*	106,806	8,275,329
Aviat Networks, Inc.*	340	6,518
Calix, Inc.*	1,759	62,339
Ciena Corp.*	4,236	255,981
Cisco Systems, Inc.	255,877	15,790,170
Clearfield, Inc.*	350	10,402
CommScope Holding Co., Inc.*	6,435	34,170
Digi International, Inc.*	1,100	30,613
Extreme Networks, Inc.*	3,957	52,351
F5, Inc.*	1,719	457,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Harmonic, Inc.*	3,489	$33,460
Juniper Networks, Inc.	73,894	2,674,224
Lumentum Holdings, Inc.*	2,063	128,607
Motorola Solutions, Inc.	4,982	2,181,169
NETGEAR, Inc.*	861	21,060
NetScout Systems, Inc.*	2,139	44,940
Ribbon Communications, Inc.*	2,719	10,658
Telefonaktiebolaget LM Ericsson, Class B(x)	1,692,386	13,078,707
Viasat, Inc.*	2,540	26,467
Viavi Solutions, Inc.*	6,622	74,100

		43,288,352

Electronic Equipment, Instruments & Components (2.2%)
Advanced Energy Industries, Inc.	1,123	107,033
Amphenol Corp., Class A	36,102	2,367,930
Arrow Electronics, Inc.*	17,925	1,861,153
Avnet, Inc.	2,579	124,024
Badger Meter, Inc.	877	166,849
Belden, Inc.	1,200	120,300
Benchmark Electronics, Inc.	1,073	40,806
CDW Corp.	20,550	3,293,343
Celestica, Inc.*	3,460	272,683
Cognex Corp.	5,064	151,059
Coherent Corp.*	90,069	5,849,081
Corning, Inc.	107,692	4,930,140
Crane NXT Co.	1,466	75,352
CTS Corp.	898	37,312
ePlus, Inc.*	785	47,908
Fabrinet*	1,073	211,928
Flex Ltd.*	141,663	4,686,212
Insight Enterprises, Inc.*	815	122,242
IPG Photonics Corp.*	786	49,628
Itron, Inc.*	1,344	140,797
Jabil, Inc.	3,265	444,269
Keysight Technologies, Inc.*	5,154	771,915
Knowles Corp.*	2,613	39,718
Littelfuse, Inc.	740	145,588
Mirion Technologies, Inc., Class A*	5,590	81,055
Murata Manufacturing Co. Ltd.	138,200	2,124,276
Napco Security Technologies, Inc.	1,085	24,977
Novanta, Inc.*	1,071	136,949
OSI Systems, Inc.*	466	90,562
PAR Technology Corp.*	1,154	70,786
PC Connection, Inc.	368	22,971
Plexus Corp.*	806	103,273
Rogers Corp.*	506	34,170
Sanmina Corp.*	1,619	123,335
TD SYNNEX Corp.	2,246	233,494
TE Connectivity plc	8,894	1,256,900
Teledyne Technologies, Inc.*	1,389	691,319
Trimble, Inc.*	53,964	3,542,737
TTM Technologies, Inc.*	3,040	62,350
Vishay Intertechnology, Inc.	3,349	53,249
Vontier Corp.	4,433	145,624
Zebra Technologies Corp., Class A*	1,532	432,882

		35,288,179

IT Services (3.5%)
Accenture plc, Class A	35,712	11,143,572
Akamai Technologies, Inc.*	30,579	2,461,609
Applied Digital Corp.(x)*	5,316	29,876
ASGN, Inc.*	1,318	83,060
Capgemini SE	21,442	3,200,722
CGI, Inc.	6,041	603,073
Cloudflare, Inc., Class A*	9,178	1,034,269
Cognizant Technology Solutions Corp., Class A	59,116	4,522,374
DigitalOcean Holdings, Inc.*	1,898	63,374
DXC Technology Co.*	114,071	1,944,911
EPAM Systems, Inc.*	1,691	285,508
Fastly, Inc., Class A*	3,848	24,358
Gartner, Inc.*	2,290	961,205
GoDaddy, Inc., Class A*	4,209	758,209
Grid Dynamics Holdings, Inc.*	1,839	28,780
International Business Machines Corp.	27,563	6,853,816
Kyndryl Holdings, Inc.*	6,937	217,822
MongoDB, Inc.*	47,439	8,320,801
Okta, Inc.*	4,877	513,158
Shopify, Inc., Class A*	110,984	10,596,752
Snowflake, Inc., Class A*	9,840	1,438,214
Twilio, Inc., Class A*	4,572	447,645
VeriSign, Inc.*	2,425	615,635

		56,148,743

Semiconductors & Semiconductor Equipment (18.0%)
Advanced Micro Devices, Inc.*	79,588	8,176,871
Allegro MicroSystems, Inc.*	3,876	97,404
Alphawave IP Group plc(x)*	938,511	1,133,521
Ambarella, Inc.*	1,169	58,836
Amkor Technology, Inc.	3,382	61,079
ams-OSRAM AG*	122,155	1,063,454
Analog Devices, Inc.	14,789	2,982,498
Applied Materials, Inc.	24,226	3,515,677
ASML Holding NV	3,984	2,610,587
ASMPT Ltd.	591,700	4,132,764
ASPEED Technology, Inc.	42,500	3,827,272
Axcelis Technologies, Inc.*	969	48,130
BE Semiconductor Industries NV	53,823	5,541,691
Broadcom, Inc.	237,935	39,837,457
Cirrus Logic, Inc.*	1,584	157,853
Cohu, Inc.*	1,390	20,447
Credo Technology Group Holding Ltd.*	4,287	172,166
Diodes, Inc.*	1,381	59,618
Enphase Energy, Inc.*	3,949	245,035
Entegris, Inc.	4,505	394,097
First Solar, Inc.*	22,685	2,868,065
FormFactor, Inc.*	2,309	65,322
Ichor Holdings Ltd.*	1,009	22,813
Impinj, Inc.*	689	62,492
Infineon Technologies AG	54,644	1,795,936
Intel Corp.	406,045	9,221,282
KLA Corp.	14,610	9,931,878
Kulicke & Soffa Industries, Inc.	1,591	52,471
Lam Research Corp.	225,200	16,372,040
Lattice Semiconductor Corp.*	4,113	215,727
MACOM Technology Solutions Holdings, Inc.*	1,773	177,974
Marvell Technology, Inc.	25,794	1,588,137
MaxLinear, Inc., Class A*	2,296	24,935
Microchip Technology, Inc.	164,402	7,958,701
Micron Technology, Inc.	33,213	2,885,878
MKS Instruments, Inc.	48,928	3,921,579
Monolithic Power Systems, Inc.	1,426	827,051
NVIDIA Corp.	588,022	63,729,824
NXP Semiconductors NV	67,622	12,852,237
ON Semiconductor Corp.*	12,562	511,148
Onto Innovation, Inc.*	5,194	630,240
PDF Solutions, Inc.*	925	17,677
Photronics, Inc.*	1,888	39,195
Power Integrations, Inc.	1,697	85,698
Qorvo, Inc.*	60,885	4,408,683
QUALCOMM, Inc.	32,969	5,064,368
Rambus, Inc.*	3,177	164,489
Renesas Electronics Corp.	137,400	1,820,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	2,561	$88,098
Silergy Corp.	485,000	5,514,268
Silicon Laboratories, Inc.*	968	108,968
SiTime Corp.*	570	87,136
SK Hynix, Inc.	21,089	2,731,187
Skyworks Solutions, Inc.	64,645	4,178,006
SolarEdge Technologies, Inc.*	1,727	27,943
STMicroelectronics NV	58,163	1,257,833
SUMCO Corp.(x)	152,500	1,024,360
Synaptics, Inc.*	1,168	74,425
Taiwan Semiconductor Manufacturing Co. Ltd.	1,311,500	35,945,034
Teradyne, Inc.	4,855	401,023
Texas Instruments, Inc.	89,967	16,167,070
Ultra Clean Holdings, Inc.*	1,343	28,754
Ulvac, Inc.	58,400	1,979,503
Universal Display Corp.	1,316	183,556
Veeco Instruments, Inc.*	1,727	34,678
Wolfspeed, Inc.(x)*	26,174	80,092

		291,364,902

Software (16.9%)
A10 Networks, Inc.	2,197	35,899
ACI Worldwide, Inc.*	3,127	171,078
Adeia, Inc.	3,257	43,058
Adobe, Inc.*	32,870	12,606,631
Agilysys, Inc.*	669	48,529
Alarm.com Holdings, Inc.*	1,473	81,972
Alkami Technology, Inc.*	1,977	51,896
ANSYS, Inc.*	25,048	7,929,195
Appfolio, Inc., Class A*	693	152,391
Appian Corp., Class A*	1,273	36,675
AppLovin Corp., Class A*	6,640	1,759,401
Asana, Inc., Class A*	2,521	36,731
Atlassian Corp., Class A*	22,291	4,730,373
Aurora Innovation, Inc., Class A*	31,082	209,026
Autodesk, Inc.*	31,424	8,226,803
AvePoint, Inc.*	3,074	44,389
Bentley Systems, Inc., Class B	4,593	180,689
BILL Holdings, Inc.*	2,796	128,308
Blackbaud, Inc.*	1,134	70,365
BlackBerry Ltd.*	17,774	67,008
BlackLine, Inc.*	1,546	74,857
Box, Inc., Class A*	4,284	132,204
Braze, Inc., Class A*	2,034	73,387
C3.ai, Inc., Class A(x)*	3,406	71,696
Cadence Design Systems, Inc.*	8,176	2,079,402
CCC Intelligent Solutions Holdings, Inc.*	14,129	127,585
Cipher Mining, Inc.*	6,697	15,403
Cleanspark, Inc.(x)*	8,287	55,689
Clear Secure, Inc., Class A	2,803	72,626
Clearwater Analytics Holdings, Inc., Class A*	6,371	170,743
Commvault Systems, Inc.*	1,312	206,981
Confluent, Inc., Class A*	7,693	180,324
Core Scientific, Inc.(x)*	8,324	60,266
Crowdstrike Holdings, Inc., Class A*	7,342	2,588,642
Dassault Systemes SE	74,181	2,802,604
Datadog, Inc., Class A*	9,337	926,324
Descartes Systems Group, Inc. (The)*	2,552	257,318
Docusign, Inc.*	6,022	490,191
Dolby Laboratories, Inc., Class A	1,825	146,566
DoubleVerify Holdings, Inc.*	4,185	55,953
Dropbox, Inc., Class A*	6,452	172,333
Dynatrace, Inc.*	8,924	420,767
E2open Parent Holdings, Inc.*	6,271	12,542
Elastic NV*	46,611	4,153,040
Fair Isaac Corp.*	728	1,342,548
Five9, Inc.*	2,242	60,870
Fortinet, Inc.*	18,964	1,825,475
Freshworks, Inc., Class A*	5,626	79,383
Gen Digital, Inc.	16,167	429,072
Gitlab, Inc., Class A*	3,662	172,114
Glodon Co. Ltd., Class A	567,000	1,132,952
Guidewire Software, Inc.*	2,490	466,526
HubSpot, Inc.*	8,199	4,684,007
Hut 8 Corp.*	2,457	28,550
Informatica, Inc., Class A*	123,748	2,159,403
Intapp, Inc.*	1,586	92,591
InterDigital, Inc.	766	158,370
Intuit, Inc.	34,144	20,964,075
Jamf Holding Corp.*	1,876	22,793
Kingdee International Software Group Co. Ltd.*	1,201,000	2,031,133
Klaviyo, Inc., Class A*	2,349	71,081
Lightspeed Commerce, Inc.*	4,104	35,910
LiveRamp Holdings, Inc.*	1,960	51,234
Manhattan Associates, Inc.*	1,822	315,279
MARA Holdings, Inc.*	10,117	116,346
Meridianlink, Inc.*	788	14,602
Microsoft Corp.	229,496	86,150,503
MicroStrategy, Inc., Class A*	7,104	2,047,870
N-able, Inc.*	2,104	14,917
nCino, Inc.*	2,761	75,845
NCR Voyix Corp.*	4,351	42,422
NextNav, Inc.(x)*	1,985	24,157
Nice Ltd. (ADR)*	6,694	1,032,014
Nutanix, Inc., Class A*	7,428	518,549
Open Text Corp.	7,870	198,796
Oracle Corp.	48,358	6,760,932
PagerDuty, Inc.*	67,206	1,227,854
Palantir Technologies, Inc., Class A*	94,774	7,998,926
Palo Alto Networks, Inc.*	19,737	3,367,922
Pegasystems, Inc.	1,332	92,601
Procore Technologies, Inc.*	33,906	2,238,474
Progress Software Corp.	1,293	66,602
PROS Holdings, Inc.*	1,305	24,834
PTC, Inc.*	11,246	1,742,568
Q2 Holdings, Inc.*	1,810	144,818
Qualys, Inc.*	1,091	137,390
QXO, Inc.	7,323	99,153
Rapid7, Inc.*	1,884	49,945
RingCentral, Inc., Class A*	2,387	59,102
Riot Platforms, Inc.*	8,912	63,453
Roper Technologies, Inc.	3,196	1,884,298
Rubrik, Inc., Class A*	2,597	158,365
Sage Group plc (The)	63,249	986,142
Salesforce, Inc.	28,528	7,655,774
Samsara, Inc., Class A*	7,549	289,353
SAP SE (ADR)(x)	27,683	7,431,225
SEMrush Holdings, Inc., Class A*	995	9,283
SentinelOne, Inc., Class A*	8,796	159,911
ServiceNow, Inc.*	18,060	14,378,288
SolarWinds Corp.	1,637	30,170
SoundHound AI, Inc., Class A*	10,754	87,322
Sprinklr, Inc., Class A*	3,333	27,831
Sprout Social, Inc., Class A*	1,517	33,359
SPS Commerce, Inc.*	1,131	150,118
Synopsys, Inc.*	29,207	12,525,422
Temenos AG (Registered)	21,006	1,616,942
Tenable Holdings, Inc.*	3,568	124,809
Teradata Corp.*	2,853	64,135
Terawulf, Inc.(x)*	9,203	25,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	1,276	$741,854
UiPath, Inc., Class A*	12,672	130,522
Unity Software, Inc.*	8,766	171,726
Varonis Systems, Inc.*	3,355	135,710
Verint Systems, Inc.*	1,857	33,147
Vertex, Inc., Class A*	1,554	54,406
Workday, Inc., Class A*	45,542	10,635,423
Workiva, Inc., Class A*	1,537	116,674
Zeta Global Holdings Corp., Class A*	6,336	85,916
Zoom Communications, Inc., Class A*	57,456	4,238,529
Zscaler, Inc.*	28,917	5,737,711

		272,111,310

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	311,297	69,148,403
Corsair Gaming, Inc.*	1,342	11,890
Dell Technologies, Inc., Class C	52,584	4,793,032
Diebold Nixdorf, Inc.*	1,120	48,966
Hewlett Packard Enterprise Co.	39,468	608,991
HP, Inc.	27,955	774,074
IonQ, Inc.*	5,870	129,551
NetApp, Inc.	6,060	532,310
Pure Storage, Inc., Class A*	9,239	409,011
Samsung Electronics Co. Ltd.	127,924	5,021,397
Samsung Electronics Co. Ltd. (Preference)(q)	157,621	5,052,435
Sandisk Corp.*	3,435	163,540
Seagate Technology Holdings plc	6,311	536,119
Super Micro Computer, Inc.(x)*	15,012	514,011
Western Digital Corp.*	93,467	3,778,871
Xerox Holdings Corp.(x)	3,450	16,664

		91,539,265

Total Information Technology		789,740,751

Real Estate (0.4%)
Real Estate Management & Development (0.2%)
KE Holdings, Inc. (ADR)	159,288	3,200,096

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	31,192	3,251,142

Total Real Estate		6,451,238

Total Common Stocks (68.5%) (Cost $763,132,337)		1,105,314,803

EXCHANGE TRADED FUNDS (ETF):
Equity (30.7%)
iShares Expanded Tech Sector ETF‡	1,870,943	169,638,402
Technology Select Sector SPDR Fund(x)	790,000	163,119,200
Vanguard Information Technology ETF	299,400	162,388,572

Total Exchange Traded Funds (30.7%) (Cost $56,322,625)		495,146,174

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.29% (7 day yield) (xx)	7,787,076	7,787,076
JPMorgan Prime Money Market Fund, IM Shares 4.52% (7 day yield)	3,691,763	3,692,870

Total Investment Companies		13,479,946

Total Short-Term Investments (0.8%) (Cost $13,479,946)		13,479,946

Total Investments in Securities (100.0%) (Cost $832,934,908)		1,613,940,923
Other Assets Less Liabilities (0.0%)†		(241,135)

Net Assets (100%)		$1,613,699,788

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2025, the market value or fair value, as applicable, of these securities amounted to $12,853,016 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2025.

(xx)

At March 31, 2025, the Portfolio had loaned securities with a total value of $12,389,904. This was collateralized by $3,171,398 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 4/24/25 – 2/15/55 and by cash of $9,787,076 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2025, were as follows:

Security Description	Shares at March 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF	1,870,943	199,343,384	16,465,097	(25,100,175)	5,832,397	(26,902,301)	169,638,402	93,872	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$170,017,392	$13,096,335	$—	$183,113,727
Consumer Discretionary	39,879,273	11,498,488	—	51,377,761
Consumer Staples	—	460,222	—	460,222
Energy	5,573,871	1,443,592	—	7,017,463
Financials	23,656,069	9,219,105	—	32,875,174
Industrials	17,889,754	16,388,713	—	34,278,467
Information Technology	682,315,360	107,425,391	—	789,740,751
Real Estate	6,451,238	—	—	6,451,238
Exchange Traded Funds	495,146,174	—	—	495,146,174
Short-Term Investments
Investment Companies	13,479,946	—	—	13,479,946

Total Assets	$1,454,409,077	$159,531,846	$—	$1,613,940,923

Total Liabilities	$—	$—	$—	$—

Total	$1,454,409,077	$159,531,846	$—	$1,613,940,923

As of March 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$829,093,190
Aggregate gross unrealized depreciation	(62,137,107)

Net unrealized appreciation	$766,956,083

Federal income tax cost of investments in securities and derivative instruments, if applicable	$846,984,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2025, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.